UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2016

SPDR Series Trust

Equity Funds

Fixed Income Funds

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	466	$10,844
Aerojet Rocketdyne Holdings, Inc. (a) (b)	668	10,942
Aerovironment, Inc. (a)	206	5,834
American Science & Engineering, Inc. (b)	105	2,907
Astronics Corp. (a)	250	9,538
B/E Aerospace, Inc.	1,116	51,470
Boeing Co.	8,213	1,042,558
BWX Technologies, Inc.	1,283	43,057
Cubic Corp.	260	10,390
Curtiss-Wright Corp.	513	38,819
DigitalGlobe, Inc. (a)	876	15,155
Ducommun, Inc. (a)	101	1,540
Engility Holdings, Inc. (a)	177	3,321
Esterline Technologies Corp. (a)	361	23,129
General Dynamics Corp.	3,349	439,958
HEICO Corp. (b)	214	12,868
HEICO Corp. Class A	426	20,278
Hexcel Corp. (b)	1,132	49,480
Honeywell International, Inc.	9,165	1,026,938
Huntington Ingalls Industries, Inc.	576	78,877
KEYW Holding Corp. (a)	361	2,397
KLX, Inc. (a)	550	17,677
Kratos Defense & Security Solutions, Inc. (a) (b)	456	2,257
L-3 Communications Holdings, Inc.	1,027	121,699
Lockheed Martin Corp.	3,206	710,129
Moog, Inc. Class A (a)	513	23,434
National Presto Industries, Inc.	70	5,862
Northrop Grumman Corp.	2,090	413,611
Orbital ATK, Inc.	659	57,293
Raytheon Co.	3,531	433,007
Rockwell Collins, Inc.	1,524	140,528
Spirit AeroSystems Holdings, Inc. Class A (a)	1,657	75,162
TASER International, Inc. (a) (b)	567	11,130
Teledyne Technologies, Inc. (a)	412	36,314
Textron, Inc.	3,128	114,047
TransDigm Group, Inc. (a)	618	136,170
Triumph Group, Inc. (b)	567	17,849
United Technologies Corp.	9,843	985,284
Vectrus, Inc. (a)	123	2,798

		6,204,551

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	567	8,720
Atlas Air Worldwide Holdings, Inc. (a)	309	13,061
C.H. Robinson Worldwide, Inc.	1,784	132,426
Echo Global Logistics, Inc. (a)	206	5,595
Expeditors International of Washington, Inc.	2,364	115,387
FedEx Corp.	3,305	537,790
Forward Air Corp.	316	14,321
Hub Group, Inc. Class A (a)	412	16,806
Park-Ohio Holdings Corp.	105	4,496
United Parcel Service, Inc. Class B	8,225	867,491
XPO Logistics, Inc. (a) (b)	643	19,740

		1,735,833

AIRLINES — 0.7%
Alaska Air Group, Inc.	1,651	135,415
Allegiant Travel Co.	155	27,599
American Airlines Group, Inc.	7,247	297,199
Copa Holdings SA Class A (b)	414	28,049
Delta Air Lines, Inc.	9,721	473,218
Hawaiian Holdings, Inc. (a)	567	26,757
JetBlue Airways Corp. (a)	3,605	76,138
SkyWest, Inc.	567	11,334
Southwest Airlines Co.	8,177	366,330
Spirit Airlines, Inc. (a)	886	42,510
United Continental Holdings, Inc. (a)	4,536	271,525
Virgin America, Inc. (a) (b)	318	12,262

		1,768,336

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	787	12,112
BorgWarner, Inc. (b)	2,605	100,032
Cooper Tire & Rubber Co.	719	26,617
Cooper-Standard Holding, Inc. (a)	155	11,135
Dana Holding Corp.	2,072	29,194
Delphi Automotive PLC	3,295	247,191
Dorman Products, Inc. (a)	309	16,816
Drew Industries, Inc.	260	16,760
Gentex Corp. (b)	3,255	51,071
Gentherm, Inc. (a)	361	15,014
Goodyear Tire & Rubber Co.	3,363	110,912
Horizon Global Corp. (a)	249	3,132
Johnson Controls, Inc.	7,799	303,927
Lear Corp.	976	108,502
Modine Manufacturing Co. (a)	533	5,868
Motorcar Parts of America, Inc. (a)	206	7,824
Standard Motor Products, Inc.	260	9,009
Stoneridge, Inc. (a)	307	4,470
Superior Industries International, Inc.	260	5,741
Tenneco, Inc. (a)	668	34,409
Tower International, Inc.	260	7,072
Visteon Corp. (b)	567	45,127

		1,171,935

AUTOMOBILES — 0.6%
Ford Motor Co.	45,222	610,497
General Motors Co.	18,695	587,584
Harley-Davidson, Inc. (b)	2,527	129,711
Tesla Motors, Inc. (a) (b)	1,190	273,426
Thor Industries, Inc.	467	29,781
Winnebago Industries, Inc. (b)	307	6,892

		1,637,891

BANKS — 5.3%
1st Source Corp.	169	5,381
Ameris Bancorp (b)	309	9,140
Ames National Corp. (b)	616	15,252
Associated Banc-Corp	1,900	34,086
BancFirst Corp.	150	8,554
Banco Latinoamericano de Comercio Exterior SA (b)	307	7,436
Bancorp, Inc. (a)	361	2,065
BancorpSouth, Inc.	1,080	23,015
Bank of America Corp.	121,716	1,645,600

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Bank of Hawaii Corp. (b)	490	$33,457
Bank of Marin Bancorp (b)	105	5,168
Bank of the Ozarks, Inc. (b)	933	39,158
BankUnited, Inc.	1,132	38,986
Banner Corp.	215	9,039
BB&T Corp.	8,785	292,277
BBCN Bancorp, Inc.	861	13,079
Berkshire Hills Bancorp, Inc.	308	8,282
BNC Bancorp (b)	206	4,351
BOK Financial Corp. (b)	309	16,878
Boston Private Financial Holdings, Inc.	874	10,007
Bridge Bancorp, Inc. (b)	101	3,077
Brookline Bancorp, Inc.	825	9,083
Bryn Mawr Bank Corp.	155	3,988
Camden National Corp.	105	4,410
Capital Bank Financial Corp. Class A	309	9,533
Cardinal Financial Corp.	307	6,247
Cathay General Bancorp	841	23,826
CenterState Banks, Inc.	331	4,929
Central Pacific Financial Corp.	260	5,660
Chemical Financial Corp.	307	10,957
CIT Group, Inc.	2,287	70,966
Citigroup, Inc.	35,800	1,494,650
Citizens & Northern Corp. (b)	101	2,008
Citizens Financial Group, Inc.	3,566	74,708
City Holding Co. (b)	155	7,406
CNB Financial Corp. (b)	101	1,777
CoBiz Financial, Inc.	412	4,870
Columbia Banking System, Inc.	609	18,221
Comerica, Inc.	2,120	80,284
Commerce Bancshares, Inc. (b)	964	43,332
Community Bank System, Inc. (b)	466	17,806
Community Trust Bancorp, Inc.	198	6,993
Cullen/Frost Bankers, Inc. (b)	618	34,058
Customers Bancorp, Inc. (a)	267	6,309
CVB Financial Corp.	1,033	18,026
Eagle Bancorp, Inc. (a)	672	32,256
East West Bancorp, Inc.	1,708	55,476
Enterprise Financial Services Corp.	206	5,570
FCB Financial Holdings, Inc. Class A (a)	318	10,577
Fifth Third Bancorp	9,891	165,081
Financial Institutions, Inc.	155	4,506
First BanCorp (a)	825	2,409
First Bancorp	202	3,808
First Busey Corp.	274	5,612
First Citizens BancShares, Inc. Class A	105	26,362
First Commonwealth Financial Corp.	1,132	10,030
First Community Bancshares, Inc.	206	4,087
First Connecticut Bancorp, Inc.	206	3,288
First Financial Bancorp	660	11,999
First Financial Bankshares, Inc. (b)	719	21,268
First Financial Corp.	101	3,455
First Horizon National Corp.	2,759	36,143
First Interstate BancSystem, Inc. Class A	206	5,795
First Merchants Corp.	345	8,132
First Midwest Bancorp, Inc.	917	16,524
First NBC Bank Holding Co. (a)	206	4,242
First Niagara Financial Group, Inc.	4,023	38,943
First of Long Island Corp.	163	4,645

First Republic Bank	1,546	103,025
FirstMerit Corp.	1,849	38,921
Flushing Financial Corp.	361	7,805
FNB Corp.	1,981	25,773
Fulton Financial Corp.	2,214	29,623
German American Bancorp, Inc.	155	4,991
Glacier Bancorp, Inc.	825	20,971
Great Southern Bancorp, Inc.	101	3,750
Great Western Bancorp, Inc.	426	11,617
Hancock Holding Co.	979	22,478
Hanmi Financial Corp.	361	7,949
Heartland Financial USA, Inc.	979	30,143
Heritage Financial Corp.	1,654	29,061
Hilltop Holdings, Inc. (a)	668	12,612
Home BancShares, Inc.	925	37,879
HomeTrust Bancshares, Inc. (a)	260	4,766
Huntington Bancshares, Inc.	9,468	90,325
IBERIABANK Corp.	513	26,301
Independent Bank Corp.	269	12,363
International Bancshares Corp.	558	13,760
Investors Bancorp, Inc.	4,084	47,538
JPMorgan Chase & Co.	43,365	2,568,075
KeyCorp	10,448	115,346
Lakeland Bancorp, Inc.	350	3,552
Lakeland Financial Corp.	200	9,156
LegacyTexas Financial Group, Inc.	466	9,157
M&T Bank Corp.	1,799	199,689
MainSource Financial Group, Inc.	1,393	29,378
MB Financial, Inc.	728	23,624
National Bank Holdings Corp. Class A	618	12,601
National Bankshares, Inc. (b)	105	3,604
National Penn Bancshares, Inc.	1,324	14,087
NBT Bancorp, Inc.	456	12,289
OFG Bancorp	513	3,586
Old National Bancorp	1,359	16,566
Pacific Continental Corp.	206	3,323
PacWest Bancorp (b)	1,269	47,143
Park National Corp.	410	36,900
Park Sterling Corp.	456	3,042
People’s United Financial, Inc. (b)	3,748	59,706
Peoples Bancorp, Inc. (b)	101	1,974
Pinnacle Financial Partners, Inc.	412	20,213
PNC Financial Services Group, Inc.	6,147	519,852
Popular, Inc.	1,195	34,189
Preferred Bank	101	3,055
PrivateBancorp, Inc.	925	35,705
Prosperity Bancshares, Inc.	771	35,767
Regions Financial Corp.	15,984	125,474
Renasant Corp.	600	19,746
Republic Bancorp, Inc. Class A	101	2,609
S&T Bancorp, Inc.	307	7,908
Sandy Spring Bancorp, Inc.	278	7,737
ServisFirst Bancshares, Inc. (b)	830	36,852
Signature Bank (a)	619	84,258
Simmons First National Corp. Class A	311	14,017
South State Corp.	267	17,149
Southside Bancshares, Inc.	292	7,612
Southwest Bancorp, Inc.	206	3,100
State Bank Financial Corp. (b)	361	7,133

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sterling Bancorp	1,358	$21,633
Stock Yards Bancorp, Inc. (b)	773	29,784
Suffolk Bancorp	1,028	25,947
SunTrust Banks, Inc.	6,108	220,377
SVB Financial Group (a)	619	63,169
Synovus Financial Corp.	1,681	48,598
Talmer Bancorp, Inc. Class A	638	11,541
TCF Financial Corp.	1,849	22,669
Texas Capital Bancshares, Inc. (a)	466	17,885
Tompkins Financial Corp. (b)	155	9,920
Towne Bank	448	8,597
TriCo Bancshares	1,082	27,396
Trustmark Corp.	782	18,009
UMB Financial Corp. (b)	470	24,266
Umpqua Holdings Corp. (b)	2,907	46,105
Union Bankshares Corp.	737	18,152
United Bankshares, Inc. (b)	710	26,057
United Community Banks, Inc.	511	9,438
Univest Corp. of Pennsylvania	206	4,019
US Bancorp	19,251	781,398
Valley National Bancorp	2,534	24,174
Washington Trust Bancorp, Inc. (b)	155	5,785
Webster Financial Corp.	1,031	37,013
Wells Fargo & Co.	54,691	2,644,857
WesBanco, Inc.	309	9,180
West Bancorp, Inc.	155	2,826
Westamerica Bancorp (b)	334	16,269
Western Alliance Bancorp (a)	828	27,639
Wilshire Bancorp, Inc.	724	7,457
Wintrust Financial Corp.	625	27,712
Yadkin Financial Corp. (b)	155	3,669
Zions Bancorp	2,586	62,607

		13,705,516

BEVERAGES — 2.0%
Boston Beer Co., Inc. Class A (a) (b)	105	19,432
Brown-Forman Corp. Class A (b)	318	33,927
Brown-Forman Corp. Class B (b)	1,486	146,326
Coca-Cola Bottling Co. Consolidated	54	8,627
Coca-Cola Co.	46,053	2,136,399
Coca-Cola Enterprises, Inc.	2,617	132,787
Constellation Brands, Inc. Class A	1,838	277,704
Dr. Pepper Snapple Group, Inc.	2,298	205,487
Molson Coors Brewing Co. Class B	1,895	182,261
Monster Beverage Corp. (a)	1,745	232,748
National Beverage Corp. (a)	410	17,351
PepsiCo, Inc.	17,153	1,757,840

		5,150,889

BIOTECHNOLOGY — 3.3%
AbbVie, Inc.	19,461	1,111,612
ACADIA Pharmaceuticals, Inc. (a) (b)	825	23,067
Acceleron Pharma, Inc. (a) (b)	206	5,436
Achillion Pharmaceuticals, Inc. (a) (b)	1,080	8,338
Acorda Therapeutics, Inc. (a) (b)	457	12,088
Aegerion Pharmaceuticals, Inc. (a) (b)	3,604	13,335
Agios Pharmaceuticals, Inc. (a) (b)	323	13,114
Alder Biopharmaceuticals, Inc. (a) (b)	212	5,192
Alexion Pharmaceuticals, Inc. (a)	2,545	354,315
Alkermes PLC (a)	1,635	55,901

Alnylam Pharmaceuticals, Inc. (a)	871	54,673
AMAG Pharmaceuticals, Inc. (a) (b)	445	10,413
Amgen, Inc.	8,807	1,320,434
Amicus Therapeutics, Inc. (a)	1,063	8,982
Anacor Pharmaceuticals, Inc. (a) (b)	426	22,770
Applied Genetic Technologies Corp. (a)	672	9,395
Arena Pharmaceuticals, Inc. (a)	2,472	4,870
ARIAD Pharmaceuticals, Inc. (a)	2,111	13,489
Array BioPharma, Inc. (a) (b)	1,338	3,947
Arrowhead Research Corp. (a) (b)	835	4,025
Atara Biotherapeutics, Inc. (a) (b)	212	4,034
Baxalta, Inc.	6,250	252,500
BioCryst Pharmaceuticals, Inc. (a)	825	2,335
Biogen, Inc. (a)	2,624	683,080
BioMarin Pharmaceutical, Inc. (a)	1,891	155,970
Bluebird Bio, Inc. (a) (b)	429	18,232
Celgene Corp. (a)	9,298	930,637
Celldex Therapeutics, Inc. (a) (b)	1,247	4,714
Cepheid (a) (b)	773	25,787
Chelsea Therapeutics International, Ltd. (a)	1,096	—
ChemoCentryx, Inc. (a) (b)	309	769
Chimerix, Inc. (a) (b)	626	3,199
Clovis Oncology, Inc. (a) (b)	1,286	24,691
Coherus Biosciences, Inc. (a) (b)	412	8,747
Cytokinetics, Inc. (a) (b)	309	2,178
CytRx Corp. (a) (b)	4,069	10,905
Dyax Corp. (a)	1,923	2,135
Dynavax Technologies Corp. (a) (b)	204	3,925
Eagle Pharmaceuticals, Inc. (a) (b)	106	4,293
Emergent BioSolutions, Inc. (a)	307	11,159
Enanta Pharmaceuticals, Inc. (a) (b)	212	6,226
Epizyme, Inc. (a) (b)	318	3,854
Esperion Therapeutics, Inc. (a) (b)	106	1,792
Exact Sciences Corp. (a) (b)	1,039	7,003
Exelixis, Inc. (a) (b)	2,059	8,236
FibroGen, Inc. (a) (b)	1,665	35,448
Five Prime Therapeutics, Inc. (a) (b)	206	8,370
Galena Biopharma, Inc. (a) (b)	4,579	6,227
Genomic Health, Inc. (a) (b)	206	5,103
Geron Corp. (a) (b)	1,435	4,190
Gilead Sciences, Inc.	17,083	1,569,244
Halozyme Therapeutics, Inc. (a) (b)	1,031	9,764
Heron Therapeutics, Inc. (a) (b)	318	6,039
Idera Pharmaceuticals, Inc. (a) (b)	4,373	8,659
ImmunoGen, Inc. (a)	1,041	8,869
Immunomedics, Inc. (a) (b)	825	2,063
Incyte Corp. (a)	1,837	133,127
Infinity Pharmaceuticals, Inc. (a) (b)	513	2,704
Inovio Pharmaceuticals, Inc. (a) (b)	1,230	10,713
Insmed, Inc. (a)	1,051	13,316
Insys Therapeutics, Inc. (a) (b)	318	5,085
Intercept Pharmaceuticals, Inc. (a) (b)	363	46,635
Intrexon Corp. (a) (b)	681	23,079
Ionis Pharmaceuticals, Inc. (a) (b)	1,302	52,731
Ironwood Pharmaceuticals, Inc. Class A (a) (b)	1,083	11,848
Juno Therapeutics, Inc. (a) (b)	103	3,923
Keryx Biopharmaceuticals, Inc. (a) (b)	926	4,324

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Kite Pharma, Inc. (a)	318	$14,599
Lexicon Pharmaceuticals, Inc. (a) (b)	1,530	18,283
Ligand Pharmaceuticals, Inc. (a)	206	22,061
MacroGenics, Inc. (a)	318	5,963
MannKind Corp. (a) (b)	2,631	4,236
Medivation, Inc. (a)	2,362	108,605
Merrimack Pharmaceuticals, Inc. (a) (b)	1,031	8,629
MiMedx Group, Inc. (a) (b)	926	8,093
Momenta Pharmaceuticals, Inc. (a)	513	4,740
Myriad Genetics, Inc. (a)	904	33,837
Navidea Biopharmaceuticals, Inc. (a) (b)	1,338	1,264
Neurocrine Biosciences, Inc. (a)	888	35,120
NewLink Genetics Corp. (a) (b)	548	9,974
Novavax, Inc. (a) (b)	3,071	15,846
OncoMed Pharmaceuticals, Inc. (a)	668	6,753
Ophthotech Corp. (a)	318	13,442
OPKO Health, Inc. (a) (b)	3,537	36,749
Organovo Holdings, Inc. (a) (b)	1,546	3,355
OvaScience, Inc. (a) (b)	212	2,012
PDL BioPharma, Inc.	4,109	13,683
Peregrine Pharmaceuticals, Inc. (a) (b)	17,019	7,156
Portola Pharmaceuticals, Inc. (a)	527	10,751
Progenics Pharmaceuticals, Inc. (a) (b)	2,982	13,002
Prothena Corp. PLC (a) (b)	618	25,437
PTC Therapeutics, Inc. (a) (b)	412	2,653
Puma Biotechnology, Inc. (a) (b)	260	7,636
Radius Health, Inc. (a) (b)	318	9,998
Raptor Pharmaceutical Corp. (a) (b)	1,804	8,298
Regeneron Pharmaceuticals, Inc. (a)	928	334,488
Repligen Corp. (a)	361	9,682
Retrophin, Inc. (a) (b)	318	4,344
Rigel Pharmaceuticals, Inc. (a)	979	2,036
Sage Therapeutics, Inc. (a) (b)	106	3,398
Sangamo BioSciences, Inc. (a) (b)	1,492	9,027
Sarepta Therapeutics, Inc. (a) (b)	337	6,578
Seattle Genetics, Inc. (a) (b)	1,132	39,722
Spectrum Pharmaceuticals, Inc. (a) (b)	667	4,242
Stemline Therapeutics, Inc. (a) (b)	1,185	5,522
Synergy Pharmaceuticals, Inc. (a)	874	2,412
TESARO, Inc. (a) (b)	773	34,035
Ultragenyx Pharmaceutical, Inc. (a) (b)	426	26,970
United Therapeutics Corp. (a) (b)	513	57,164
Vanda Pharmaceuticals, Inc. (a)	307	2,567
Verastem, Inc. (a) (b)	1,651	2,609
Vertex Pharmaceuticals, Inc. (a)	2,818	224,003
ZIOPHARM Oncology, Inc. (a)	1,158	8,592

		8,432,824

BUILDING PRODUCTS — 0.3%
AAON, Inc.	457	12,796
Advanced Drainage Systems, Inc. (b)	426	9,074
Allegion PLC	1,151	73,330
American Woodmark Corp. (a)	101	7,534
AO Smith Corp.	874	66,695
Apogee Enterprises, Inc.	307	13,474
Armstrong World Industries, Inc. (a)	513	24,814
Builders FirstSource, Inc. (a)	3,601	40,583
Continental Building Products, Inc. (a)	318	5,902
Fortune Brands Home & Security, Inc. (b)	1,889	105,860
Gibraltar Industries, Inc. (a)	361	10,325

Griffon Corp.	456	7,045
Insteel Industries, Inc.	206	6,297
Lennox International, Inc. (b)	567	76,653
Masco Corp.	4,058	127,624
Masonite International Corp. (a)	307	20,109
NCI Building Systems, Inc. (a)	260	3,692
Nortek, Inc. (a)	101	4,877
Owens Corning	1,338	63,261
PGT, Inc. (a)	361	3,552
Ply Gem Holdings, Inc. (a)	155	2,178
Quanex Building Products Corp.	398	6,909
Simpson Manufacturing Co., Inc.	448	17,100
Trex Co., Inc. (a)	412	19,747
Universal Forest Products, Inc.	260	22,313
USG Corp. (a)	910	22,577

		774,321

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)	635	103,124
Ameriprise Financial, Inc.	2,148	201,933
Arlington Asset Investment Corp. Class A (b)	155	1,942
Artisan Partners Asset Management, Inc. Class A	307	9,468
Associated Capital Group, Inc. Class A (a)	105	2,942
Bank of New York Mellon Corp.	13,359	492,012
BGC Partners, Inc. Class A	1,442	13,050
BlackRock, Inc.	1,486	506,087
Calamos Asset Management, Inc. Class A	260	2,207
Charles Schwab Corp.	12,992	364,036
Cohen & Steers, Inc.	206	8,018
Cowen Group, Inc. Class A (a) (b)	1,080	4,115
Diamond Hill Investment Group, Inc.	54	9,577
E*TRADE Financial Corp. (a)	3,239	79,323
Eaton Vance Corp. (b)	1,363	45,688
Evercore Partners, Inc. Class A	361	18,682
Federated Investors, Inc. Class B	1,018	29,369
Financial Engines, Inc.	567	17,821
Franklin Resources, Inc.	4,655	181,778
GAMCO Investors, Inc. Class A	105	3,891
Goldman Sachs Group, Inc.	5,048	792,435
Greenhill & Co., Inc.	307	6,815
HFF, Inc. Class A	361	9,938
Interactive Brokers Group, Inc. Class A	513	20,171
INTL. FCStone, Inc. (a)	198	5,293
Invesco, Ltd.	5,052	155,450
Investment Technology Group, Inc.	412	9,105
Janus Capital Group, Inc. (b)	1,682	24,608
KCG Holdings, Inc. Class A (a)	793	9,476
Ladenburg Thalmann Financial Services, Inc. (a) (b)	1,185	2,963
Lazard, Ltd. Class A	1,435	55,678
Legg Mason, Inc.	1,280	44,390
LPL Financial Holdings, Inc. (b)	979	24,279
Morgan Stanley	17,579	439,651
Northern Trust Corp.	2,734	178,175
NorthStar Asset Management Group, Inc.	2,054	23,313
Piper Jaffray Cos. (a)	206	10,209
Raymond James Financial, Inc.	1,354	64,464
Safeguard Scientifics, Inc. (a)	260	3,445

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SEI Investments Co.	1,623	$69,870
State Street Corp. (c)	4,918	287,801
Stifel Financial Corp. (a)	743	21,993
T Rowe Price Group, Inc.	3,034	222,878
TD Ameritrade Holding Corp. (b)	3,051	96,198
Virtus Investment Partners, Inc. (b)	105	8,202
Waddell & Reed Financial, Inc. Class A (b)	979	23,046
Westwood Holdings Group, Inc.	105	6,158
WisdomTree Investments, Inc. (b)	1,132	12,939

		4,724,006

CHEMICALS — 2.2%
A Schulman, Inc.	307	8,357
Air Products & Chemicals, Inc.	2,465	355,083
Airgas, Inc.	875	123,935
Albemarle Corp. (b)	1,397	89,310
American Vanguard Corp. (b)	307	4,844
Ashland, Inc.	915	100,613
Axalta Coating Systems, Ltd. (a)	1,169	34,135
Axiall Corp.	773	16,882
Balchem Corp. (b)	307	19,040
Cabot Corp.	691	33,396
Calgon Carbon Corp.	597	8,370
Celanese Corp. Series A	1,789	117,180
CF Industries Holdings, Inc.	2,817	88,285
Chemours Co. (b)	2,106	14,742
Chemtura Corp. (a)	893	23,575
Dow Chemical Co.	13,188	670,742
E.I. du Pont de Nemours & Co.	10,533	666,950
Eastman Chemical Co.	1,761	127,197
Ecolab, Inc.	3,071	342,478
Ferro Corp. (a)	825	9,793
Flotek Industries, Inc. (a) (b)	513	3,760
FMC Corp. (b)	1,567	63,260
FutureFuel Corp.	260	3,065
GCP Applied Technologies, Inc. (a)	876	17,467
Hawkins, Inc. (b)	101	3,645
HB Fuller Co.	567	24,069
Huntsman Corp.	2,214	29,446
Innophos Holdings, Inc.	260	8,037
Innospec, Inc.	309	13,398
International Flavors & Fragrances, Inc. (b)	926	105,351
Intrepid Potash, Inc. (a) (b)	618	686
Koppers Holdings, Inc. (a)	260	5,842
Kraton Performance Polymers, Inc. (a)	361	6,245
Kronos Worldwide, Inc. (b)	260	1,487
LyondellBasell Industries NV Class A	4,574	391,443
Minerals Technologies, Inc.	412	23,422
Monsanto Co.	5,143	451,247
Mosaic Co.	4,219	113,913
NewMarket Corp. (b)	101	40,022
Olin Corp. (b)	1,904	33,073
OMNOVA Solutions, Inc. (a)	513	2,852
Platform Specialty Products Corp. (a) (b)	1,803	15,506
PolyOne Corp.	1,132	34,243
PPG Industries, Inc.	3,259	363,346
Praxair, Inc.	3,378	386,612
Quaker Chemical Corp.	155	13,153

Rayonier Advanced Materials, Inc.	480	4,560
RPM International, Inc.	1,492	70,616
Scotts Miracle-Gro Co. Class A	456	33,183
Sensient Technologies Corp.	567	35,982
Sherwin-Williams Co.	934	265,882
Stepan Co.	216	11,943
Tredegar Corp.	309	4,858
Tronox, Ltd. Class A (b)	668	4,269
Valspar Corp.	1,031	110,338
Westlake Chemical Corp.	460	21,298
WR Grace & Co. (a)	876	62,354

		5,634,780

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	618	19,968
ACCO Brands Corp. (a)	1,290	11,584
ADT Corp.	2,296	94,733
Brady Corp. Class A	513	13,769
Brink’s Co.	513	17,232
CECO Environmental Corp.	190	1,180
Cintas Corp. (b)	1,189	106,784
Clean Harbors, Inc. (a)	668	32,959
Copart, Inc. (a)	1,641	66,904
Covanta Holding Corp.	1,229	20,721
Deluxe Corp. (b)	560	34,994
Ennis, Inc.	325	6,354
Essendant, Inc.	466	14,879
G&K Services, Inc. Class A	206	15,090
Healthcare Services Group, Inc. (b)	773	28,454
Herman Miller, Inc.	677	20,913
HNI Corp.	513	20,094
InnerWorkings, Inc. (a) (b)	456	3,625
Interface, Inc.	668	12,385
KAR Auction Services, Inc.	1,596	60,871
Knoll, Inc.	513	11,106
Matthews International Corp. Class A	340	17,500
McGrath RentCorp	309	7,750
Mobile Mini, Inc. (b)	466	15,387
MSA Safety, Inc.	307	14,843
Multi-Color Corp.	101	5,388
Pitney Bowes, Inc. (b)	2,328	50,145
Quad/Graphics, Inc.	309	3,998
Republic Services, Inc.	3,081	146,810
Rollins, Inc.	1,491	40,436
RR Donnelley & Sons Co. (b)	2,186	35,850
SP Plus Corp. (a)	155	3,729
Steelcase, Inc. Class A	979	14,607
Stericycle, Inc. (a)	961	121,269
Team, Inc. (a)	348	10,572
Tetra Tech, Inc.	719	21,441
Tyco International PLC	5,254	192,874
UniFirst Corp.	155	16,914
US Ecology, Inc.	206	9,097
Viad Corp.	260	7,582
VSE Corp. (b)	54	3,666
Waste Connections, Inc.	1,385	89,457
Waste Management, Inc.	5,274	311,166
West Corp.	775	17,685

		1,772,765

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	668	$13,507
Arista Networks, Inc. (a)	426	26,881
ARRIS International PLC (a)	2,587	59,294
Black Box Corp.	155	2,088
Brocade Communications Systems, Inc.	5,033	53,249
CalAmp Corp. (a)	412	7,387
Calix, Inc. (a)	466	3,304
Ciena Corp. (a) (b)	1,158	22,025
Cisco Systems, Inc.	59,082	1,682,065
CommScope Holding Co., Inc. (a)	1,183	33,029
Comtech Telecommunications Corp.	215	5,025
Digi International, Inc. (a)	309	2,914
EchoStar Corp. Class A (a)	438	19,399
Extreme Networks, Inc. (a)	1,083	3,368
F5 Networks, Inc. (a)	864	91,454
Finisar Corp. (a) (b)	1,047	19,097
Harmonic, Inc. (a) (b)	1,262	4,127
Harris Corp.	1,389	108,148
Infinera Corp. (a) (b)	1,286	20,653
InterDigital, Inc. (b)	466	25,933
Ixia (a)	672	8,373
Juniper Networks, Inc.	4,498	114,744
KVH Industries, Inc. (a)	155	1,480
Lumentum Holdings, Inc. (a)	531	14,321
Motorola Solutions, Inc.	2,171	164,345
NETGEAR, Inc. (a)	466	18,812
NetScout Systems, Inc. (a) (b)	1,236	28,391
Palo Alto Networks, Inc. (a) (b)	885	144,379
Plantronics, Inc.	500	19,595
Polycom, Inc. (a)	1,929	21,508
Ruckus Wireless, Inc. (a) (b)	456	4,473
ShoreTel, Inc. (a)	672	5,000
Sonus Networks, Inc. (a)	482	3,629
Ubiquiti Networks, Inc. (a) (b)	567	18,864
ViaSat, Inc. (a) (b)	466	34,242
Viavi Solutions, Inc. (a)	2,656	18,220

		2,823,323

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	1,690	52,035
Aegion Corp. (a)	466	9,828
Argan, Inc.	155	5,450
Chicago Bridge & Iron Co. NV	1,132	41,420
Comfort Systems USA, Inc.	412	13,089
Dycom Industries, Inc. (a) (b)	361	23,346
EMCOR Group, Inc.	794	38,588
Fluor Corp.	1,841	98,862
Granite Construction, Inc.	466	22,275
Great Lakes Dredge & Dock Corp. (a)	668	2,979
Jacobs Engineering Group, Inc. (a)	1,466	63,844
KBR, Inc.	1,674	25,914
MasTec, Inc. (a)	668	13,520
MYR Group, Inc. (a)	260	6,529
Orion Marine Group, Inc. (a)	307	1,590
Primoris Services Corp. (b)	412	10,012
Quanta Services, Inc. (a)	2,347	52,948
Tutor Perini Corp. (a)	412	6,403
Valmont Industries, Inc.	310	38,390

		527,022

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	588	41,225
Headwaters, Inc. (a)	825	16,368
Martin Marietta Materials, Inc. (b)	737	117,559
US Concrete, Inc. (a) (b)	155	9,235
Vulcan Materials Co.	1,494	157,721

		342,108

CONSUMER FINANCE — 0.7%
Ally Financial, Inc. (a)	5,479	102,567
American Express Co.	10,069	618,236
Capital One Financial Corp.	6,225	431,455
Cash America International, Inc.	307	11,862
Credit Acceptance Corp. (a) (b)	105	19,063
Discover Financial Services	5,254	267,534
Encore Capital Group, Inc. (a) (b)	309	7,954
Enova International, Inc. (a)	279	1,760
EZCORP, Inc. Class A (a)	567	1,684
First Cash Financial Services, Inc.	307	14,140
Green Dot Corp. Class A (a)	309	7,098
LendingClub Corp. (a) (b)	1,169	9,703
Navient Corp.	5,077	60,772
Nelnet, Inc. Class A	260	10,236
OneMain Holdings, Inc. (a) (b)	638	17,500
PRA Group, Inc. (a) (b)	618	18,163
Santander Consumer USA Holdings, Inc. (a) .	1,157	12,137
SLM Corp. (a)	5,077	32,290
Synchrony Financial (a)	10,155	291,042
World Acceptance Corp. (a)	101	3,830

		1,939,026

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc.	54	3,564
AptarGroup, Inc.	773	60,611
Avery Dennison Corp.	1,121	80,835
Ball Corp. (b)	1,642	117,058
Bemis Co., Inc.	1,185	61,359
Berry Plastics Group, Inc. (a)	1,547	55,924
Crown Holdings, Inc. (a)	1,640	81,328
Graphic Packaging Holding Co.	3,707	47,635
Greif, Inc. Class A (b)	800	26,200
International Paper Co.	5,027	206,308
Myers Industries, Inc.	307	3,948
Owens-Illinois, Inc. (a)	1,859	29,670
Packaging Corp. of America	1,080	65,232
Sealed Air Corp.	2,432	116,760
Silgan Holdings, Inc.	365	19,407
Sonoco Products Co.	1,132	54,981
WestRock Co.	3,211	125,326

		1,156,146

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	260	21,206
Genuine Parts Co.	1,791	177,954
LKQ Corp. (a)	3,393	108,338
Pool Corp.	540	47,379

		354,877

DIVERSIFIED CONSUMER SERVICES — 0.2%
2U, Inc. (a) (b)	318	7,187

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

American Public Education, Inc. (a)	206	$4,250
Apollo Education Group, Inc. (a)	1,120	9,201
Ascent Capital Group, Inc. Class A (a)	161	2,384
Bridgepoint Education, Inc. (a)	206	2,076
Bright Horizons Family Solutions, Inc. (a)	361	23,386
Capella Education Co.	144	7,580
Career Education Corp. (a)	8,457	38,395
Carriage Services, Inc. (b)	155	3,350
DeVry Education Group, Inc. (b)	712	12,296
Graham Holdings Co. Class B	54	25,920
Grand Canyon Education, Inc. (a)	513	21,926
H&R Block, Inc. (b)	3,046	80,475
Houghton Mifflin Harcourt Co. (a)	1,237	24,666
K12, Inc. (a)	307	3,036
LifeLock, Inc. (a) (b)	668	8,063
Regis Corp. (a)	513	7,792
Service Corp. International	2,388	58,936
ServiceMaster Global Holdings, Inc. (a)	1,183	44,575
Sotheby’s (b)	775	20,716
Strayer Education, Inc. (a)	113	5,509
Weight Watchers International, Inc. (a) (b)	2,265	32,910

		444,629

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. Class B (a)	21,831	3,097,382
CBOE Holdings, Inc.	979	63,958
CME Group, Inc.	3,699	355,289
FactSet Research Systems, Inc.	456	69,098
FNFV Group (a) (b)	613	6,651
Intercontinental Exchange, Inc.	1,417	333,193
Leucadia National Corp.	4,159	67,251
MarketAxess Holdings, Inc.	412	51,430
McGraw Hill Financial, Inc.	3,117	308,521
Moody’s Corp.	2,203	212,722
Morningstar, Inc.	260	22,950
MSCI, Inc.	1,368	101,341
Nasdaq, Inc.	1,232	81,780
NewStar Financial, Inc. (a)	309	2,704
PICO Holdings, Inc. (a)	260	2,660
Voya Financial, Inc.	2,606	77,581

		4,854,511

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
8x8, Inc. (a)	2,989	30,069
AT&T, Inc.	71,460	2,799,088
Atlantic Tele-Network, Inc.	101	7,659
CenturyLink, Inc. (b)	6,876	219,757
Cincinnati Bell, Inc. (a)	2,369	9,168
Cogent Communications Holdings, Inc. (b)	557	21,740
Consolidated Communications Holdings, Inc. (b)	460	11,850
Frontier Communications Corp. (b)	14,809	82,782
General Communication, Inc. Class A (a)	361	6,613
Globalstar, Inc. (a) (b)	3,090	4,542
Hawaiian Telcom Holdco, Inc. (a) (b)	101	2,379
IDT Corp. Class B	155	2,416
Inteliquent, Inc.	361	5,794
Iridium Communications, Inc. (a) (b)	719	5,659
Level 3 Communications, Inc. (a)	3,358	177,470
Lumos Networks Corp. (a)	155	1,990

SBA Communications Corp. Class A (a)	1,442	144,445
Verizon Communications, Inc.	47,540	2,570,963
Vonage Holdings Corp. (a)	1,752	8,007
Windstream Holdings, Inc. (b)	1,126	8,648
Zayo Group Holdings, Inc. (a)	1,594	38,639

		6,159,678

ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	466	26,129
American Electric Power Co., Inc.	5,536	367,590
Avangrid, Inc.	785	31,486
Cleco Corp.	668	36,880
Duke Energy Corp.	8,153	657,784
Edison International	3,680	264,555
El Paso Electric Co.	466	21,380
Empire District Electric Co.	456	15,071
Entergy Corp.	2,010	159,353
Eversource Energy	3,752	218,892
Exelon Corp.	10,878	390,085
FirstEnergy Corp.	4,731	170,174
Great Plains Energy, Inc.	1,752	56,502
Hawaiian Electric Industries, Inc.	1,502	48,665
IDACORP, Inc.	567	42,293
ITC Holdings Corp.	1,857	80,910
MGE Energy, Inc.	495	25,864
NextEra Energy, Inc.	5,188	613,948
OGE Energy Corp.	2,208	63,215
Otter Tail Corp.	412	12,203
PG&E Corp.	5,685	339,508
Pinnacle West Capital Corp.	1,198	89,934
PNM Resources, Inc.	889	29,977
Portland General Electric Co.	876	34,593
PPL Corp.	7,597	289,218
Southern Co.	10,451	540,630
Westar Energy, Inc.	1,604	79,574
Xcel Energy, Inc.	6,022	251,840

		4,958,253

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc. (b)	560	122,159
AMETEK, Inc.	2,781	138,994
AZZ, Inc.	309	17,489
Babcock & Wilcox Enterprises, Inc. (a)	641	13,717
Eaton Corp. PLC	5,585	349,398
Emerson Electric Co.	7,629	414,865
Encore Wire Corp.	260	10,122
EnerSys	513	28,584
Franklin Electric Co., Inc.	513	16,503
Generac Holdings, Inc. (a) (b)	773	28,787
General Cable Corp.	548	6,691
Hubbell, Inc.	670	70,973
Plug Power, Inc. (a) (b)	1,900	3,895
Powell Industries, Inc.	101	3,011
Regal Beloit Corp.	513	32,365
Rockwell Automation, Inc. (b)	1,575	179,156
SolarCity Corp. (a) (b)	670	16,469
Thermon Group Holdings, Inc. (a)	307	5,391

		1,458,569

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A (b)	3,642	$210,580
Anixter International, Inc. (a)	307	15,998
Arrow Electronics, Inc. (a)	1,198	77,163
Avnet, Inc.	1,558	69,019
AVX Corp. (b)	513	6,448
Badger Meter, Inc. (b)	155	10,309
Belden, Inc.	456	27,989
Benchmark Electronics, Inc. (a)	617	14,222
CDW Corp. (b)	1,527	63,370
Checkpoint Systems, Inc. (a)	466	4,716
Cognex Corp. (b)	977	38,054
Coherent, Inc. (a)	309	28,397
Corning, Inc.	13,245	276,688
CTS Corp.	361	5,682
Daktronics, Inc. (b)	412	3,255
Dolby Laboratories, Inc. Class A	524	22,773
DTS, Inc. (a)	206	4,487
Electro Rent Corp.	206	1,908
ePlus, Inc. (a)	54	4,348
Fabrinet (a)	307	9,931
FARO Technologies, Inc. (a)	206	6,635
FEI Co.	514	45,751
Fitbit, Inc. Class A (a) (b)	515	7,802
FLIR Systems, Inc.	1,644	54,170
GSI Group, Inc. (a)	307	4,347
II-VI, Inc. (a)	567	12,310
Ingram Micro, Inc. Class A	1,699	61,011
Insight Enterprises, Inc. (a)	456	13,060
InvenSense, Inc. (a) (b)	672	5,645
IPG Photonics Corp. (a) (b)	361	34,685
Itron, Inc. (a)	417	17,397
Jabil Circuit, Inc.	2,324	44,783
Keysight Technologies, Inc. (a)	1,988	55,147
Knowles Corp. (a)	993	13,088
Littelfuse, Inc.	260	32,009
Mercury Systems, Inc. (a)	361	7,328
Methode Electronics, Inc.	412	12,047
MTS Systems Corp.	155	9,432
National Instruments Corp.	1,117	33,633
Newport Corp. (a)	466	10,718
OSI Systems, Inc. (a)	260	17,027
Park Electrochemical Corp.	260	4,163
Plexus Corp. (a)	412	16,282
QLogic Corp. (a)	981	13,185
Rofin-Sinar Technologies, Inc. (a)	307	9,891
Rogers Corp. (a)	206	12,333
Sanmina Corp. (a)	949	22,188
ScanSource, Inc. (a)	307	12,397
SYNNEX Corp.	309	28,610
Tech Data Corp. (a)	445	34,163
Trimble Navigation, Ltd. (a)	2,922	72,466
TTM Technologies, Inc. (a)	618	4,110
Universal Display Corp. (a) (b)	466	25,211
VeriFone Systems, Inc. (a) (b)	1,229	34,707
Vishay Intertechnology, Inc. (b)	1,512	18,461
Vishay Precision Group, Inc. (a)	163	2,284
Zebra Technologies Corp. Class A (a)	599	41,331

		1,745,144

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	666	5,328
Atwood Oceanics, Inc. (b)	672	6,162
Baker Hughes, Inc.	5,147	225,593
Bristow Group, Inc. (b)	412	7,795
C&J Energy Services, Ltd. (a) (b)	513	723
Cameron International Corp. (a)	2,429	162,864
CARBO Ceramics, Inc. (b)	260	3,692
Diamond Offshore Drilling, Inc. (b)	753	16,363
Dril-Quip, Inc. (a)	684	41,423
Ensco PLC Class A	2,657	27,553
Era Group, Inc. (a)	260	2,439
Exterran Corp. (a)	333	5,148
FMC Technologies, Inc. (a)	2,703	73,954
Forum Energy Technologies, Inc. (a) (b)	668	8,818
Frank’s International NV	604	9,954
Geospace Technologies Corp. (a) (b)	155	1,913
Gulfmark Offshore, Inc. Class A (a)	858	5,294
Halliburton Co.	9,646	344,555
Helix Energy Solutions Group, Inc. (a)	1,222	6,843
Helmerich & Payne, Inc. (b)	1,134	66,588
Hornbeck Offshore Services, Inc. (a) (b)	412	4,091
Matrix Service Co. (a)	309	5,469
McDermott International, Inc. (a)	6,232	25,489
Nabors Industries, Ltd.	3,362	30,930
National Oilwell Varco, Inc. (b)	4,926	153,199
Natural Gas Services Group, Inc. (a)	101	2,185
Newpark Resources, Inc. (a) (b)	979	4,229
Noble Corp. PLC	2,763	28,597
North Atlantic Drilling, Ltd. (a) (b)	14,064	38,535
Oceaneering International, Inc.	1,237	41,118
Oil States International, Inc. (a)	618	19,479
Parker Drilling Co. (a)	1,338	2,837
Patterson-UTI Energy, Inc. (b)	1,643	28,950
PHI, Inc. NVDR (a)	155	2,928
RigNet, Inc. (a)	101	1,382
Rowan Cos. PLC Class A	1,415	22,782
RPC, Inc. (b)	719	10,195
Schlumberger, Ltd.	14,935	1,101,456
SEACOR Holdings, Inc. (a) (b)	260	14,157
Seadrill, Ltd. (a) (b)	4,012	13,240
Superior Energy Services, Inc.	1,807	24,196
Tesco Corp.	307	2,643
TETRA Technologies, Inc. (a)	874	5,550
Tidewater, Inc.	552	3,770
Unit Corp. (a)	567	4,995
US Silica Holdings, Inc.	618	14,041
Weatherford International PLC (a)	8,929	69,468

		2,698,913

FOOD & STAPLES RETAILING — 2.1%
Andersons, Inc.	309	9,706
Casey’s General Stores, Inc.	466	52,807
Chefs’ Warehouse, Inc. (a) (b)	155	3,145
Costco Wholesale Corp.	5,120	806,810
CVS Health Corp.	13,125	1,361,456
Fresh Market, Inc. (a)	466	13,295
Ingles Markets, Inc. Class A (b)	155	5,813
Kroger Co.	11,785	450,776

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Natural Grocers by Vitamin Cottage, Inc. (a) (b)	105	$2,233
PriceSmart, Inc. (b)	206	17,424
Rite Aid Corp. (a)	11,068	90,204
SpartanNash Co.	369	11,184
Sprouts Farmers Market, Inc. (a) (b)	1,733	50,326
SUPERVALU, Inc. (a)	2,281	13,139
Sysco Corp. (b)	6,706	313,371
United Natural Foods, Inc. (a)	567	22,850
Village Super Market, Inc. Class A	105	2,537
Wal-Mart Stores, Inc.	18,363	1,257,682
Walgreens Boots Alliance, Inc.	10,038	845,601
Weis Markets, Inc.	101	4,551
Whole Foods Market, Inc. (b)	4,208	130,911

		5,465,821

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	7,470	271,236
B&G Foods, Inc. (b)	618	21,513
Blue Buffalo Pet Products, Inc. (a) (b)	412	10,572
Bunge, Ltd.	1,685	95,489
Cal-Maine Foods, Inc. (b)	307	15,936
Calavo Growers, Inc.	101	5,763
Campbell Soup Co. (b)	1,971	125,730
ConAgra Foods, Inc.	5,044	225,063
Darling Ingredients, Inc. (a)	1,773	23,350
Dean Foods Co. (b)	1,035	17,926
Flowers Foods, Inc. (b)	1,940	35,812
Fresh Del Monte Produce, Inc.	377	15,860
General Mills, Inc.	6,859	434,518
Hain Celestial Group, Inc. (a) (b)	1,132	46,310
Hershey Co. (b)	1,708	157,290
Hormel Foods Corp. (b)	3,293	142,389
Ingredion, Inc.	874	93,335
J&J Snack Foods Corp.	155	16,783
J.M. Smucker Co.	1,408	182,815
Kellogg Co.	2,914	223,067
Kraft Heinz Co.	7,139	560,840
Lancaster Colony Corp.	206	22,777
Landec Corp. (a)	309	3,245
Limoneira Co. (b)	101	1,535
McCormick & Co., Inc.	1,504	149,618
Mead Johnson Nutrition Co.	2,287	194,326
Mondelez International, Inc. Class A	18,951	760,314
Pilgrim’s Pride Corp. (a) (b)	668	16,967
Pinnacle Foods, Inc.	1,317	58,844
Post Holdings, Inc. (a)	779	53,572
Sanderson Farms, Inc.	243	21,914
Seneca Foods Corp. Class A (a)	105	3,648
Snyder’s-Lance, Inc.	714	22,477
Tootsie Roll Industries, Inc. (b)	235	8,205
TreeHouse Foods, Inc. (a)	515	44,676
Tyson Foods, Inc. Class A	3,498	233,177
WhiteWave Foods Co. (a) (b)	1,975	80,264

		4,397,156

GAS UTILITIES — 0.2%
AGL Resources, Inc.	1,338	87,157
Atmos Energy Corp.	1,240	92,082
Chesapeake Utilities Corp.	250	15,743

Laclede Group, Inc. (b)	464	31,436
National Fuel Gas Co. (b)	876	43,844
New Jersey Resources Corp.	912	33,224
Northwest Natural Gas Co.	307	16,532
ONE Gas, Inc.	592	36,171
Piedmont Natural Gas Co., Inc.	876	52,411
Questar Corp.	2,011	49,873
South Jersey Industries, Inc.	720	20,484
Southwest Gas Corp.	513	33,781
UGI Corp.	1,864	75,101
WGL Holdings, Inc.	567	41,034

		628,873

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc.	260	11,801
Abbott Laboratories	17,458	730,268
Abiomed, Inc. (a) (b)	441	41,811
Accuray, Inc. (a)	876	5,063
Alere, Inc. (a)	940	47,573
Align Technology, Inc. (a)	928	67,456
Analogic Corp.	101	7,980
AngioDynamics, Inc. (a)	309	3,798
Anika Therapeutics, Inc. (a)	101	4,517
Antares Pharma, Inc. (a) (b)	1,229	1,069
AtriCure, Inc. (a) (b)	260	4,376
Baxter International, Inc.	6,250	256,750
Becton Dickinson and Co.	2,371	359,965
Boston Scientific Corp. (a)	16,593	312,114
C.R. Bard, Inc.	882	178,755
Cantel Medical Corp.	773	55,161
Cardiovascular Systems, Inc. (a)	260	2,696
Cerus Corp. (a) (b)	773	4,584
CONMED Corp.	307	12,876
Cooper Cos., Inc. (b)	623	95,923
Cynosure, Inc. Class A (a)	206	9,089
DENTSPLY SIRONA, Inc.	2,726	168,003
DexCom, Inc. (a)	1,031	70,015
Edwards Lifesciences Corp. (a)	2,547	224,671
Endologix, Inc. (a) (b)	719	6,011
GenMark Diagnostics, Inc. (a) (b)	307	1,618
Globus Medical, Inc. Class A (a) (b)	618	14,678
Greatbatch, Inc. (a)	309	11,013
Haemonetics Corp. (a)	567	19,834
Halyard Health, Inc. (a) (b)	555	15,945
HeartWare International, Inc. (a) (b)	206	6,473
Hill-Rom Holdings, Inc.	557	28,017
Hologic, Inc. (a)	3,077	106,156
ICU Medical, Inc. (a)	155	16,136
IDEXX Laboratories, Inc. (a) (b)	1,237	96,882
Inogen, Inc. (a)	309	13,899
Insulet Corp. (a)	618	20,493
Integra LifeSciences Holdings Corp. (a)	260	17,514
Intuitive Surgical, Inc. (a)	463	278,286
Invacare Corp.	361	4,754
LDR Holding Corp. (a) (b)	318	8,106
LivaNova PLC (a)	513	27,692
Masimo Corp. (a)	537	22,468
Medtronic PLC	16,629	1,247,175
Meridian Bioscience, Inc. (b)	456	9,398
Merit Medical Systems, Inc. (a)	456	8,431

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Natus Medical, Inc. (a)	307	$11,798
Neogen Corp. (a)	820	41,287
Nevro Corp. (a)	212	11,927
NuVasive, Inc. (a)	542	26,368
Nuvectra Corp. (a)	103	557
NxStage Medical, Inc. (a)	668	10,013
OraSure Technologies, Inc. (a)	618	4,468
Orthofix International NV (a)	206	8,553
Quidel Corp. (a)	307	5,299
ResMed, Inc. (b)	1,600	92,512
Rockwell Medical, Inc. (a) (b)	532	3,995
RTI Surgical, Inc. (a)	672	2,688
SeaSpine Holdings Corp. (a)	87	1,274
Spectranetics Corp. (a) (b)	466	6,766
St. Jude Medical, Inc.	3,226	177,430
STAAR Surgical Co. (a) (b)	412	3,045
STERIS PLC (b)	981	69,700
Stryker Corp.	3,835	411,457
SurModics, Inc. (a)	155	2,854
Teleflex, Inc. (b)	466	73,167
Utah Medical Products, Inc.	54	3,377
Varian Medical Systems, Inc. (a) (b)	1,195	95,624
Vascular Solutions, Inc. (a)	206	6,701
West Pharmaceutical Services, Inc.	825	57,189
Wright Medical Group NV (a)	788	13,081
Zeltiq Aesthetics, Inc. (a) (b)	318	8,637
Zimmer Biomet Holdings, Inc.	1,920	204,730

		6,011,790

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	518	28,547
Aceto Corp. (b)	307	7,233
Aetna, Inc.	4,078	458,163
Air Methods Corp. (a) (b)	466	16,879
Amedisys, Inc. (a)	354	17,112
AmerisourceBergen Corp. Class A	2,655	229,790
AMN Healthcare Services, Inc. (a)	513	17,242
Amsurg Corp. (a)	673	50,206
Anthem, Inc.	3,005	417,665
BioScrip, Inc. (a) (b)	672	1,438
Brookdale Senior Living, Inc. (a)	1,849	29,362
Capital Senior Living Corp. (a)	307	5,686
Cardinal Health, Inc.	3,869	317,065
Centene Corp. (a)	2,026	124,753
Chemed Corp. (b)	206	27,903
Cigna Corp.	2,923	401,153
Community Health Systems, Inc. (a)	1,257	23,267
CorVel Corp. (a)	616	24,283
DaVita HealthCare Partners, Inc. (a)	2,054	150,723
Diplomat Pharmacy, Inc. (a)	426	11,672
Ensign Group, Inc.	412	9,328
Envision Healthcare Holdings, Inc. (a)	2,150	43,860
ExamWorks Group, Inc. (a) (b)	1,234	36,477
Express Scripts Holding Co. (a) (b)	7,802	535,919
HCA Holdings, Inc. (a)	3,708	289,409
HealthEquity, Inc. (a) (b)	426	10,509
HealthSouth Corp. (b)	1,007	37,893
Healthways, Inc. (a) (b)	301	3,037
Henry Schein, Inc. (a) (b)	988	170,558
Humana, Inc.	1,804	330,042

Kindred Healthcare, Inc. (b)	711	8,781
Laboratory Corp. of America Holdings (a)	1,236	144,773
Landauer, Inc. (b)	101	3,340
LHC Group, Inc. (a)	101	3,592
LifePoint Health, Inc. (a)	513	35,525
Magellan Health, Inc. (a)	307	20,854
McKesson Corp.	2,689	422,845
MEDNAX, Inc. (a)	1,132	73,150
Molina Healthcare, Inc. (a) (b)	521	33,599
National HealthCare Corp.	101	6,292
Owens & Minor, Inc. (b)	719	29,062
Patterson Cos., Inc. (b)	978	45,506
PharMerica Corp. (a)	307	6,788
Premier, Inc. Class A (a)	383	12,777
Providence Service Corp. (a)	616	31,459
Quest Diagnostics, Inc.	1,799	128,539
Select Medical Holdings Corp. (b)	1,597	18,861
Surgical Care Affiliates, Inc. (a)	212	9,811
Team Health Holdings, Inc. (a) (b)	773	32,319
Tenet Healthcare Corp. (a) (b)	1,134	32,807
Triple-S Management Corp. Class B (a) (b)	309	7,682
UnitedHealth Group, Inc.	11,097	1,430,403
Universal American Corp. (b)	466	3,327
Universal Health Services, Inc. Class B	1,031	128,586
US Physical Therapy, Inc.	101	5,023
VCA, Inc. (a)	981	56,594
WellCare Health Plans, Inc. (a)	522	48,415

		6,607,884

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	2,002	26,446
athenahealth, Inc. (a) (b)	400	55,512
Cerner Corp. (a)	3,401	180,117
Computer Programs & Systems, Inc. (b)	101	5,264
HealthStream, Inc. (a)	260	5,743
HMS Holdings Corp. (a)	979	14,049
IMS Health Holdings, Inc. (a)	1,516	40,250
Inovalon Holdings, Inc. Class A (a) (b)	318	5,889
Medidata Solutions, Inc. (a) (b)	670	25,936
Omnicell, Inc. (a)	412	11,483
Quality Systems, Inc. (b)	466	7,102
Veeva Systems, Inc. Class A (a)	1,084	27,143
Vocera Communications, Inc. (a)	260	3,315

		408,249

HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	2,231	73,891
Belmond, Ltd. Class A (a)	1,080	10,249
Biglari Holdings, Inc. (a)	48	17,842
BJ’s Restaurants, Inc. (a)	309	12,845
Bloomin’ Brands, Inc.	1,469	24,782
Bob Evans Farms, Inc.	305	14,240
Boyd Gaming Corp. (a) (b)	672	13,884
Bravo Brio Restaurant Group, Inc. (a)	206	1,597
Brinker International, Inc.	841	38,644
Buffalo Wild Wings, Inc. (a) (b)	206	30,513
Caesars Entertainment Corp. (a) (b)	412	2,802
Carnival Corp.	5,019	264,853
Cheesecake Factory, Inc.	607	32,226

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Chipotle Mexican Grill, Inc. (a) (b)	361	$170,020
Choice Hotels International, Inc.	307	16,593
Churchill Downs, Inc.	155	22,921
Chuy’s Holdings, Inc. (a) (b)	206	6,400
ClubCorp Holdings, Inc.	532	7,469
Cracker Barrel Old Country Store, Inc. (b)	262	40,000
Darden Restaurants, Inc.	1,478	97,991
Dave & Buster’s Entertainment, Inc. (a)	212	8,221
Del Frisco’s Restaurant Group, Inc. (a)	101	1,675
Denny’s Corp. (a)	1,083	11,220
Diamond Resorts International, Inc. (a) (b)	412	10,012
DineEquity, Inc.	206	19,247
Domino’s Pizza, Inc. (b)	672	88,610
Dunkin’ Brands Group, Inc. (b)	1,237	58,349
Extended Stay America, Inc.	638	10,399
Fiesta Restaurant Group, Inc. (a)	260	8,523
Hilton Worldwide Holdings, Inc.	6,002	135,165
Hyatt Hotels Corp. Class A (a)	270	13,362
International Game Technology PLC	1,063	19,400
International Speedway Corp. Class A	307	11,331
Interval Leisure Group, Inc. (b)	410	5,920
Jack in the Box, Inc. (b)	456	29,125
Jamba, Inc. (a) (b)	206	2,546
Krispy Kreme Doughnuts, Inc. (a)	719	11,209
La Quinta Holdings, Inc. (a) (b)	1,095	13,688
Las Vegas Sands Corp. (b)	4,447	229,821
Marcus Corp.	206	3,904
Marriott International, Inc. Class A (b)	2,351	167,344
Marriott Vacations Worldwide Corp.	305	20,588
McDonald’s Corp.	11,188	1,406,108
MGM Resorts International (a)	5,084	109,001
Norwegian Cruise Line Holdings, Ltd. (a)	1,456	80,502
Panera Bread Co. Class A (a) (b)	332	68,004
Papa John’s International, Inc.	307	16,636
Penn National Gaming, Inc. (a) (b)	790	13,185
Pinnacle Entertainment, Inc. (a)	672	23,587
Popeyes Louisiana Kitchen, Inc. (a)	309	16,087
Red Robin Gourmet Burgers, Inc. (a)	155	9,993
Royal Caribbean Cruises, Ltd. (b)	2,083	171,119
Ruby Tuesday, Inc. (a)	668	3,594
Ruth’s Hospitality Group, Inc.	412	7,585
Scientific Games Corp. Class A (a) (b)	524	4,941
SeaWorld Entertainment, Inc. (b)	773	16,279
Six Flags Entertainment Corp. (b)	719	39,897
Sonic Corp. (b)	672	23,628
Speedway Motorsports, Inc.	101	2,003
Starbucks Corp.	17,419	1,039,914
Starwood Hotels & Resorts Worldwide, Inc.	1,929	160,937
Texas Roadhouse, Inc. (b)	668	29,111
Vail Resorts, Inc.	412	55,084
Wendy’s Co.	2,926	31,864
Wyndham Worldwide Corp.	1,566	119,689
Wynn Resorts, Ltd. (b)	917	85,675
Yum! Brands, Inc.	5,092	416,780
Zoe’s Kitchen, Inc. (a) (b)	212	8,266

		5,738,890

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a) (b)	309	2,695

CalAtlantic Group, Inc. (b)	845	28,240
Cavco Industries, Inc. (a)	105	9,813
CSS Industries, Inc.	105	2,933
D.R. Horton, Inc.	3,653	110,430
Ethan Allen Interiors, Inc. (b)	309	9,832
Garmin, Ltd. (b)	1,400	55,944
GoPro, Inc. Class A (a) (b)	1,070	12,797
Harman International Industries, Inc.	799	71,143
Helen of Troy, Ltd. (a) (b)	361	37,432
Hovnanian Enterprises, Inc. Class A (a) (b)	1,286	2,006
iRobot Corp. (a) (b)	307	10,837
Jarden Corp. (a)	2,344	138,179
KB Home (b)	522	7,454
La-Z-Boy, Inc.	618	16,525
Leggett & Platt, Inc.	1,610	77,924
Lennar Corp. Class A (b)	2,189	105,860
Libbey, Inc.	260	4,836
M/I Homes, Inc. (a)	309	5,763
MDC Holdings, Inc. (b)	466	11,678
Meritage Homes Corp. (a)	343	12,506
Mohawk Industries, Inc. (a)	706	134,776
NACCO Industries, Inc. Class A	88	5,052
Newell Rubbermaid, Inc.	3,277	145,138
NVR, Inc. (a)	48	83,155
PulteGroup, Inc.	4,365	81,669
Taylor Morrison Home Corp. Class A (a)	361	5,097
Tempur Sealy International, Inc. (a) (b)	668	40,608
Toll Brothers, Inc. (a)	2,177	64,243
TopBuild Corp. (a)	450	13,383
TRI Pointe Group, Inc. (a)	1,453	17,116
Tupperware Brands Corp. (b)	618	35,832
Universal Electronics, Inc. (a)	155	9,609
Whirlpool Corp.	922	166,274
William Lyon Homes Class A (a) (b)	155	2,246

		1,539,025

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. Class A (a)	456	7,428
Church & Dwight Co., Inc.	1,565	144,262
Clorox Co.	1,492	188,081
Colgate-Palmolive Co.	10,724	757,651
Energizer Holdings, Inc.	770	31,193
HRG Group, Inc. (a)	876	12,203
Kimberly-Clark Corp.	4,239	570,188
Procter & Gamble Co.	31,849	2,621,491
Spectrum Brands Holdings, Inc. (b)	260	28,413
WD-40 Co.	155	16,741

		4,377,651

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS —0.1%
Abengoa Yield PLC (b)	318	5,654
AES Corp.	8,203	96,795
Atlantic Power Corp.	1,338	3,291
Calpine Corp. (a)	4,511	68,432
Dynegy, Inc. (a)	1,664	23,912
NRG Energy, Inc.	3,619	47,083
NRG Yield, Inc. Class A	2,335	31,686
NRG Yield, Inc. Class C	274	3,902
Ormat Technologies, Inc. (b)	412	16,991

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Pattern Energy Group, Inc. (b)	466	$8,887
Talen Energy Corp. (a)	948	8,532
TerraForm Power, Inc. Class A (a) (b)	834	7,214

		322,379

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	7,459	1,242,893
Carlisle Cos., Inc.	719	71,540
Danaher Corp.	7,022	666,107
General Electric Co.	109,664	3,486,219
Raven Industries, Inc. (b)	398	6,376
Roper Technologies, Inc.	1,143	208,906

		5,682,041

INSURANCE — 2.9%
Aflac, Inc.	5,292	334,137
Alleghany Corp. (a)	206	102,217
Allied World Assurance Co. Holdings AG	1,237	43,221
Allstate Corp.	4,771	321,422
Ambac Financial Group, Inc. (a)	513	8,105
American Equity Investment Life Holding Co. (b)	719	12,079
American Financial Group, Inc.	874	61,503
American International Group, Inc.	14,327	774,374
American National Insurance Co.	105	12,128
AMERISAFE, Inc.	206	10,823
AmTrust Financial Services, Inc. (b)	880	22,774
Aon PLC	3,263	340,820
Arch Capital Group, Ltd. (a)	1,492	106,081
Argo Group International Holdings, Ltd.	337	19,340
Arthur J Gallagher & Co.	1,838	81,754
Aspen Insurance Holdings, Ltd.	719	34,296
Assurant, Inc.	838	64,652
Assured Guaranty, Ltd.	2,206	55,812
Axis Capital Holdings, Ltd.	1,338	74,206
Baldwin & Lyons, Inc. Class B	101	2,486
Brown & Brown, Inc.	1,338	47,900
Chubb, Ltd.	5,558	662,236
Cincinnati Financial Corp.	1,828	119,478
Citizens, Inc. (a) (b)	456	3,301
CNA Financial Corp.	309	9,944
CNO Financial Group, Inc. (b)	2,523	45,212
eHealth, Inc. (a)	206	1,934
Employers Holdings, Inc.	361	10,159
Endurance Specialty Holdings, Ltd.	1,007	65,797
Enstar Group, Ltd. (a) (b)	101	16,421
Erie Indemnity Co. Class A	309	28,734
Everest Re Group, Ltd. (b)	592	116,879
FBL Financial Group, Inc. Class A	105	6,460
First American Financial Corp.	1,237	47,142
FNF Group	3,111	105,463
Genworth Financial, Inc. Class A (a)	5,577	15,225
Global Indemnity PLC (a)	101	3,144
Greenlight Capital Re, Ltd. Class A (a) (b)	307	6,690
Hanover Insurance Group, Inc.	469	42,313
Hartford Financial Services Group, Inc.	5,145	237,082
HCI Group, Inc. (b)	101	3,363
Horace Mann Educators Corp.	466	14,768
Infinity Property & Casualty Corp.	101	8,131

Kemper Corp.	513	15,169
Lincoln National Corp.	3,059	119,913
Loews Corp.	3,685	140,988
Maiden Holdings, Ltd. (b)	567	7,337
Markel Corp. (a)	155	138,193
Marsh & McLennan Cos., Inc.	6,268	381,032
MBIA, Inc. (a)	1,628	14,408
Mercury General Corp.	309	17,150
MetLife, Inc.	10,926	480,088
National General Holdings Corp.	426	9,197
National Interstate Corp.	105	3,142
National Western Life Group, Inc. Class A	54	12,454
Navigators Group, Inc. (a)	101	8,471
Old Republic International Corp.	2,961	54,127
OneBeacon Insurance Group, Ltd. Class A	260	3,310
Primerica, Inc. (b)	672	29,924
Principal Financial Group, Inc.	3,283	129,514
ProAssurance Corp.	699	35,369
Progressive Corp.	6,840	240,358
Prudential Financial, Inc.	5,336	385,366
Reinsurance Group of America, Inc. Class A	808	77,770
RenaissanceRe Holdings, Ltd. (b)	612	73,336
RLI Corp.	461	30,823
Safety Insurance Group, Inc.	155	8,844
Selective Insurance Group, Inc.	618	22,625
State Auto Financial Corp.	155	3,419
Stewart Information Services Corp.	246	8,925
Third Point Reinsurance, Ltd. (a) (b)	672	7,641
Torchmark Corp.	1,545	83,677
Travelers Cos., Inc.	3,492	407,551
United Fire Group, Inc.	260	11,393
Universal Insurance Holdings, Inc. (b)	307	5,465
Unum Group	3,020	93,378
Validus Holdings, Ltd.	1,190	56,156
White Mountains Insurance Group, Ltd.	71	56,985
WR Berkley Corp.	1,243	69,857
XL Group PLC Class A	3,699	136,123

		7,479,484

INTERNET & CATALOG RETAIL — 1.8%
Amazon.com, Inc. (a)	4,475	2,656,539
Blue Nile, Inc.	101	2,597
Expedia, Inc.	1,434	154,614
FTD Cos., Inc. (a)	227	5,959
Groupon, Inc. (a)	4,732	18,881
HSN, Inc.	413	21,604
Lands’ End, Inc. (a)	172	4,388
Liberty Interactive Corp. QVC Group Class A (a)	6,232	157,358
Liberty TripAdvisor Holdings, Inc. Class A (a)	981	21,739
Liberty Ventures Series A (a)	1,837	71,863
Netflix, Inc. (a) (b)	4,983	509,412
Nutrisystem, Inc.	307	6,407
Overstock.com, Inc. (a)	101	1,452
PetMed Express, Inc. (b)	260	4,657
Priceline Group, Inc. (a)	611	787,555
Shutterfly, Inc. (a) (b)	466	21,608
Travelport Worldwide, Ltd.	1,169	15,968

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TripAdvisor, Inc. (a)	1,481	$98,486
Wayfair, Inc. Class A (a) (b)	212	9,163

		4,570,250

INTERNET SOFTWARE & SERVICES — 3.9%
Actua Corp. (a)	466	4,217
Akamai Technologies, Inc. (a)	1,957	108,750
Alphabet, Inc. Class A (a)	3,356	2,560,292
Alphabet, Inc. Class C (a)	3,454	2,573,057
Angie’s List, Inc. (a)	928	7,489
Bankrate, Inc. (a)	513	4,704
Bazaarvoice, Inc. (a)	513	1,616
Benefitfocus, Inc. (a) (b)	311	10,372
Blucora, Inc. (a)	466	2,405
Brightcove, Inc. (a) (b)	307	1,916
ChannelAdvisor Corp. (a)	773	8,696
Cimpress NV (a) (b)	361	32,739
comScore, Inc. (a) (b)	528	15,861
Cornerstone OnDemand, Inc. (a) (b)	466	15,271
CoStar Group, Inc. (a)	413	77,714
Cvent, Inc. (a)	412	8,817
Demandware, Inc. (a) (b)	462	18,064
DHI Group, Inc. (a)	466	3,761
EarthLink Holdings Corp.	5,184	29,393
eBay, Inc. (a)	13,946	332,752
Endurance International Group Holdings, Inc. (a) (b)	638	6,718
Envestnet, Inc. (a) (b)	1,290	35,088
Facebook, Inc. Class A (a)	25,413	2,899,623
GoDaddy, Inc. Class A (a) (b)	318	10,281
Gogo, Inc. (a) (b)	672	7,399
GrubHub, Inc. (a) (b)	850	21,361
IAC/InterActiveCorp	879	41,383
inContact, Inc. (a) (b)	3,400	30,226
Internap Corp. (a)	623	1,701
Intralinks Holdings, Inc. (a)	466	3,672
j2 Global, Inc. (b)	513	31,591
Limelight Networks, Inc. (a)	5,100	9,231
LinkedIn Corp. Class A (a)	1,248	142,709
Liquidity Services, Inc. (a)	309	1,601
LivePerson, Inc. (a) (b)	4,534	26,524
LogMeIn, Inc. (a)	309	15,592
Marketo, Inc. (a) (b)	466	9,120
Monster Worldwide, Inc. (a)	1,318	4,297
NIC, Inc.	719	12,964
Pandora Media, Inc. (a) (b)	2,342	20,961
QuinStreet, Inc. (a)	6,440	22,025
Quotient Technology, Inc. (a) (b)	1,122	11,893
Rackspace Hosting, Inc. (a) (b)	1,229	26,534
RetailMeNot, Inc. (a)	361	2,892
SciQuest, Inc. (a)	260	3,609
Shutterstock, Inc. (a) (b)	105	3,857
SPS Commerce, Inc. (a)	155	6,656
Stamps.com, Inc. (a) (b)	155	16,473
TechTarget, Inc. (a)	1,436	10,655
Twitter, Inc. (a) (b)	6,470	107,078
VeriSign, Inc. (a) (b)	1,162	102,883
Web.com Group, Inc. (a)	456	9,038
WebMD Health Corp. (a) (b)	799	50,041
XO Group, Inc. (a)	309	4,959

Yahoo!, Inc. (a)	10,750	395,707
Yelp, Inc. Class A (a)	570	11,332
Zillow Group, Inc. Class A (a) (b)	500	12,775
Zillow Group, Inc. Class C (a) (b)	999	23,706

		9,972,041

IT SERVICES — 3.7%
Accenture PLC Class A	7,358	849,113
Acxiom Corp. (a)	876	18,781
Alliance Data Systems Corp. (a)	781	171,820
Amdocs, Ltd.	1,856	112,140
Automatic Data Processing, Inc.	5,524	495,558
Black Knight Financial Services, Inc. Class A (a) (b)	412	12,784
Blackhawk Network Holdings, Inc. (a)	640	21,952
Booz Allen Hamilton Holding Corp.	1,393	42,180
Broadridge Financial Solutions, Inc.	1,349	80,009
CACI International, Inc. Class A (a)	260	27,742
Cardtronics, Inc. (a) (b)	513	18,463
Cass Information Systems, Inc. (b)	101	5,287
Ciber, Inc. (a)	876	1,848
Cognizant Technology Solutions Corp. Class A (a)	7,121	446,487
Computer Sciences Corp.	1,717	59,048
Convergys Corp. (b)	1,185	32,907
CoreLogic, Inc. (a)	1,080	37,476
CSG Systems International, Inc.	361	16,303
CSRA, Inc.	1,717	46,187
DST Systems, Inc.	464	52,325
EPAM Systems, Inc. (a) (b)	578	43,159
Euronet Worldwide, Inc. (a)	567	42,020
Everi Holdings, Inc. (a)	719	1,646
EVERTEC, Inc. (b)	719	10,052
ExlService Holdings, Inc. (a)	361	18,700
Fidelity National Information Services, Inc.	3,350	212,088
First Data Corp. Class A (a)	2,473	32,001
Fiserv, Inc. (a)	2,747	281,787
FleetCor Technologies, Inc. (a)	1,032	153,510
Forrester Research, Inc.	155	5,210
Gartner, Inc. (a)	1,083	96,766
Genpact, Ltd. (a)	1,900	51,661
Global Payments, Inc.	1,752	114,406
Heartland Payment Systems, Inc.	412	39,787
International Business Machines Corp.	10,513	1,592,194
Jack Henry & Associates, Inc.	970	82,033
Leidos Holdings, Inc.	794	39,954
Luxoft Holding, Inc. (a) (b)	212	11,666
ManTech International Corp. Class A	309	9,885
MasterCard, Inc. Class A	11,708	1,106,406
MAXIMUS, Inc.	773	40,691
MoneyGram International, Inc. (a)	260	1,591
NeuStar, Inc. Class A (a) (b)	719	17,687
Paychex, Inc.	3,689	199,243
PayPal Holdings, Inc. (a)	13,946	538,316
Perficient, Inc. (a)	361	7,841
Sabre Corp.	1,257	36,352
Science Applications International Corp.	471	25,123
ServiceSource International, Inc. (a) (b)	668	2,846
Sykes Enterprises, Inc. (a)	466	14,064
Syntel, Inc. (a)	307	15,328

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TeleTech Holdings, Inc.	260	$7,218
Teradata Corp. (a)	1,873	49,148
Total System Services, Inc.	1,839	87,500
Unisys Corp. (a) (b)	502	3,865
Vantiv, Inc. Class A (a)	1,754	94,506
Virtusa Corp. (a)	260	9,740
Visa, Inc. Class A (b)	22,699	1,736,019
Western Union Co. (b)	6,349	122,472
WEX, Inc. (a)	466	38,846
Xerox Corp.	13,911	155,247

		9,696,984

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	155	2,604
Black Diamond, Inc. (a) (b)	260	1,175
Brunswick Corp.	1,047	50,235
Callaway Golf Co.	825	7,524
Hasbro, Inc.	1,303	104,370
JAKKS Pacific, Inc. (a) (b)	206	1,533
Mattel, Inc.	3,937	132,362
Nautilus, Inc. (a)	361	6,975
Performance Sports Group, Ltd. (a)	532	1,692
Polaris Industries, Inc. (b)	719	70,807
Smith & Wesson Holding Corp. (a)	719	19,140
Sturm Ruger & Co., Inc.	206	14,086
Vista Outdoor, Inc. (a)	720	37,375

		449,878

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)	781	10,942
Agilent Technologies, Inc.	3,971	158,244
Albany Molecular Research, Inc. (a)	260	3,975
Bio-Rad Laboratories, Inc. Class A (a)	260	35,547
Bio-Techne Corp.	418	39,509
Bruker Corp.	1,229	34,412
Cambrex Corp. (a)	307	13,508
Charles River Laboratories International, Inc. (a)	573	43,514
Fluidigm Corp. (a) (b)	309	2,494
Illumina, Inc. (a)	1,690	273,966
Luminex Corp. (a) (b)	412	7,993
Mettler-Toledo International, Inc. (a)	363	125,148
PAREXEL International Corp. (a)	672	42,155
PerkinElmer, Inc.	1,267	62,666
PRA Health Sciences, Inc. (a)	212	9,065
QIAGEN NV (a)	2,621	58,553
Quintiles Transnational Holdings, Inc. (a)	884	57,548
Sequenom, Inc. (a) (b)	1,001	1,411
Thermo Fisher Scientific, Inc.	4,545	643,527
VWR Corp. (a)	532	14,396
Waters Corp. (a)	989	130,469

		1,769,042

MACHINERY — 1.7%
Actuant Corp. Class A	825	20,386
AGCO Corp. (b)	1,118	55,565
Alamo Group, Inc.	105	5,850
Albany International Corp. Class A	307	11,540
Allison Transmission Holdings, Inc.	2,077	56,037
Altra Industrial Motion Corp.	307	8,528
American Railcar Industries, Inc.	101	4,114

Astec Industries, Inc.	260	12,134
Barnes Group, Inc.	618	21,648
Blount International, Inc. (a) (b)	567	5,659
Briggs & Stratton Corp. (b)	513	12,271
Caterpillar, Inc. (b)	6,887	527,131
Chart Industries, Inc. (a)	416	9,035
CIRCOR International, Inc.	206	9,556
CLARCOR, Inc. (b)	581	33,576
Colfax Corp. (a) (b)	1,241	35,480
Columbus McKinnon Corp.	206	3,247
Crane Co.	547	29,461
Cummins, Inc. (b)	2,219	243,957
Deere & Co. (b)	3,780	291,022
Donaldson Co., Inc. (b)	1,664	53,098
Douglas Dynamics, Inc. (b)	260	5,957
Dover Corp.	1,982	127,502
EnPro Industries, Inc.	588	33,916
ESCO Technologies, Inc.	309	12,045
Federal Signal Corp.	735	9,746
Flowserve Corp. (b)	1,657	73,587
FreightCar America, Inc.	101	1,574
Gorman-Rupp Co.	205	5,316
Graco, Inc.	717	60,199
Graham Corp.	101	2,011
Greenbrier Cos., Inc. (b)	309	8,541
Harsco Corp.	897	4,889
Hillenbrand, Inc.	618	18,509
Hurco Cos., Inc.	105	3,464
Hyster-Yale Materials Handling, Inc.	118	7,859
IDEX Corp.	964	79,896
Illinois Tool Works, Inc.	3,563	364,994
Ingersoll-Rand PLC	3,291	204,075
ITT Corp.	1,026	37,849
John Bean Technologies Corp.	341	19,236
Joy Global, Inc. (b)	1,207	19,396
Kadant, Inc.	101	4,561
Kennametal, Inc.	874	19,656
LB Foster Co. Class A	101	1,834
Lincoln Electric Holdings, Inc. (b)	952	55,759
Lindsay Corp. (b)	155	11,100
Lydall, Inc. (a)	206	6,699
Manitowoc Co., Inc.	1,486	6,434
Manitowoc Foodservice, Inc. (a) (b)	1,486	21,904
Meritor, Inc. (a)	1,128	9,092
Middleby Corp. (a) (b)	726	77,515
Mueller Industries, Inc.	671	19,741
Mueller Water Products, Inc. Class A	1,760	17,389
Navistar International Corp. (a) (b)	633	7,925
Nordson Corp.	719	54,673
Oshkosh Corp. (b)	1,023	41,810
PACCAR, Inc. (b)	4,084	223,354
Parker-Hannifin Corp.	1,686	187,281
Pentair PLC (b)	2,275	123,441
Proto Labs, Inc. (a) (b)	206	15,881
RBC Bearings, Inc. (a)	260	19,048
Rexnord Corp. (a)	878	17,753
Snap-on, Inc.	672	105,497
SPX Corp.	539	8,096
SPX FLOW, Inc. (a)	539	13,518

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Standex International Corp.	155	$12,061
Stanley Black & Decker, Inc.	1,857	195,375
Sun Hydraulics Corp. (b)	260	8,629
Tennant Co.	206	10,605
Terex Corp.	1,240	30,851
Timken Co.	824	27,596
Titan International, Inc.	618	3,325
Toro Co.	672	57,873
TriMas Corp. (a)	625	10,950
Trinity Industries, Inc. (b)	1,804	33,031
Wabash National Corp. (a)	773	10,204
WABCO Holdings, Inc. (a)	659	70,460
Wabtec Corp. (b)	1,080	85,633
Watts Water Technologies, Inc. Class A	302	16,649
Woodward, Inc.	773	40,211
Xylem, Inc.	2,100	85,890

		4,319,160

MARINE — 0.0% (d)
Kirby Corp. (a)	672	40,515
Matson, Inc.	456	18,317

		58,832

MEDIA — 3.2%
AMC Entertainment Holdings, Inc. Class A	206	5,766
AMC Networks, Inc. Class A (a)	674	43,770
Cable One, Inc.	54	23,605
Cablevision Systems Corp. Class A	2,199	72,567
Carmike Cinemas, Inc. (a)	206	6,188
CBS Corp. Class B	5,701	314,068
Central European Media Enterprises, Ltd. Class A (a) (b)	876	2,234
Charter Communications, Inc. Class A (a) (b) .	878	177,734
Cinemark Holdings, Inc. (b)	1,286	46,077
Clear Channel Outdoor Holdings, Inc. Class A (b)	456	2,143
Comcast Corp. Class A	29,057	1,774,802
Discovery Communications, Inc. Class A (a) .	1,835	52,536
Discovery Communications, Inc. Class C (a) .	3,410	92,070
DISH Network Corp. Class A (a)	2,567	118,749
DreamWorks Animation SKG, Inc. Class A (a)	876	21,856
Entercom Communications Corp. Class A (a)	309	3,269
Entravision Communications Corp. Class A .	618	4,598
Eros International PLC (a) (b)	515	5,928
EW Scripps Co. Class A	619	9,650
Gannett Co., Inc.	1,298	19,652
Global Eagle Entertainment, Inc. (a)	1,338	11,400
Gray Television, Inc. (a)	567	6,645
Harte-Hanks, Inc.	456	1,154
IMAX Corp. (a)	744	23,131
Interpublic Group of Cos., Inc.	4,862	111,583
John Wiley & Sons, Inc. Class A	513	25,081
Journal Media Group, Inc.	188	2,248

Liberty Broadband Corp. Class A (a)	283	16,459
Liberty Broadband Corp. Class C (a)	719	41,666
Liberty Media Corp. Class A (a)	1,142	44,115
Liberty Media Corp. Class C (a)	2,222	84,636
Lions Gate Entertainment Corp. (b)	926	20,233
Live Nation Entertainment, Inc. (a)	1,570	35,027
Loral Space & Communications, Inc. (a)	155	5,445
Madison Square Garden Co. Class A (a)	225	37,431
MDC Partners, Inc. Class A	409	9,652
Media General, Inc. (a) (b)	950	15,495
Meredith Corp.	412	19,570
MSG Networks, Inc. Class A (a)	674	11,653
National CineMedia, Inc.	672	10,221
New Media Investment Group, Inc. (b)	532	8,852
New York Times Co. Class A	1,390	17,319
News Corp. Class A	5,627	71,857
News Corp. Class B (b)	1,382	18,311
Nexstar Broadcasting Group, Inc. Class A	307	13,591
Omnicom Group, Inc. (b)	3,060	254,684
Regal Entertainment Group Class A (b)	926	19,576
Scholastic Corp. (b)	309	11,547
Scripps Networks Interactive, Inc. Class A (b)	1,251	81,940
Sinclair Broadcast Group, Inc. Class A (b)	773	23,770
Sirius XM Holdings, Inc. (a) (b)	26,363	104,134
Starz Class A (a)	1,349	35,519
TEGNA, Inc.	2,597	60,926
Thomson Reuters Corp.	4,219	170,785
Time Warner Cable, Inc.	3,267	668,494
Time Warner, Inc.	9,628	698,511
Time, Inc.	1,285	19,840
Tribune Media Co. Class A (b)	956	36,663
Twenty-First Century Fox, Inc. Class A	13,258	369,633
Twenty-First Century Fox, Inc. Class B	5,528	155,890
Viacom, Inc. Class B	4,021	165,987
Walt Disney Co.	19,738	1,960,181
World Wrestling Entertainment, Inc. Class A (b)	307	5,422

		8,303,539

METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	1,497	6,183
Alcoa, Inc. (b)	14,802	141,803
Allegheny Technologies, Inc. (b)	1,191	19,413
Carpenter Technology Corp. (b)	513	17,560
Century Aluminum Co. (a)	562	3,962
Cliffs Natural Resources, Inc. (a) (b)	1,755	5,265
Coeur Mining, Inc. (a) (b)	1,173	6,592
Commercial Metals Co. (b)	1,336	22,672
Compass Minerals International, Inc. (b)	361	25,580
Ferroglobe PLC	719	6,334
Freeport-McMoRan, Inc. (b)	13,095	135,402
Haynes International, Inc.	101	3,687
Hecla Mining Co. (b)	3,754	10,436
Kaiser Aluminum Corp.	206	17,415
Materion Corp.	260	6,885
Newmont Mining Corp.	6,500	172,770
Nucor Corp.	3,612	170,848
Reliance Steel & Aluminum Co.	886	61,302
Royal Gold, Inc. (b)	724	37,134

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Schnitzer Steel Industries, Inc. Class A	320	$5,901
Southern Copper Corp. (b)	1,802	49,933
Steel Dynamics, Inc.	2,507	56,433
Stillwater Mining Co. (a) (b)	1,338	14,250
SunCoke Energy, Inc.	783	5,089
Tahoe Resources, Inc. (b)	2,254	22,608
TimkenSteel Corp.	498	4,532
United States Steel Corp. (b)	1,628	26,129
Worthington Industries, Inc.	579	20,636

		1,076,754

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	1,442	107,112
Ameren Corp.	2,761	138,326
Avista Corp.	977	39,842
Black Hills Corp.	456	27,419
CenterPoint Energy, Inc.	4,837	101,190
CMS Energy Corp. (b)	3,034	128,763
Consolidated Edison, Inc.	3,359	257,367
Dominion Resources, Inc.	6,882	516,976
DTE Energy Co.	2,007	181,955
MDU Resources Group, Inc.	2,164	42,111
NiSource, Inc.	4,058	95,606
NorthWestern Corp.	672	41,496
Public Service Enterprise Group, Inc.	6,044	284,914
SCANA Corp.	1,804	126,551
Sempra Energy	2,997	311,838
TECO Energy, Inc.	3,613	99,466
Unitil Corp.	782	33,227
Vectren Corp.	926	46,819
WEC Energy Group, Inc.	3,564	214,089

		2,795,067

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	648	29,348
Dillard’s, Inc. Class A (b)	284	24,115
Dollar General Corp.	3,706	317,234
Dollar Tree, Inc. (a) (b)	2,787	229,816
Fred’s, Inc. Class A (b)	412	6,143
JC Penney Co., Inc. (a) (b)	3,404	37,648
Kohl’s Corp.	2,564	119,508
Macy’s, Inc.	3,899	171,907
Nordstrom, Inc. (b)	1,639	93,767
Sears Holdings Corp. (a) (b)	482	7,379
Target Corp.	7,339	603,853
Tuesday Morning Corp. (a)	456	3,730

		1,644,448

OIL, GAS & CONSUMABLE FUELS — 5.1%
Adams Resources & Energy, Inc.	35	1,399
Alon USA Energy, Inc. (b)	260	2,683
Anadarko Petroleum Corp.	5,768	268,616
Antero Resources Corp. (a)	645	16,041
Apache Corp.	4,462	217,790
Bill Barrett Corp. (a) (b)	567	3,527
Cabot Oil & Gas Corp.	4,753	107,941
California Resources Corp.	4,481	4,616
Carrizo Oil & Gas, Inc. (a)	678	20,964
Cheniere Energy, Inc. (a) (b)	2,729	92,322
Chesapeake Energy Corp. (b)	6,550	26,986
Chevron Corp.	22,157	2,113,778

Cimarex Energy Co.	1,067	103,787
Clayton Williams Energy, Inc. (a) (b)	89	794
Clean Energy Fuels Corp. (a) (b)	773	2,265
Cobalt International Energy, Inc. (a)	3,959	11,758
Columbia Pipeline Group, Inc.	4,985	125,123
Concho Resources, Inc. (a) (b)	1,494	150,954
ConocoPhillips	14,288	575,378
CONSOL Energy, Inc. (b)	2,583	29,162
Continental Resources, Inc. (a) (b)	915	27,779
CVR Energy, Inc. (b)	155	4,045
Delek US Holdings, Inc.	668	10,180
Denbury Resources, Inc. (b)	4,195	9,313
Devon Energy Corp.	4,747	130,258
DHT Holdings, Inc.	1,063	6,123
Diamondback Energy, Inc. (a) (b)	781	60,278
Energen Corp.	825	30,187
Energy XXI, Ltd. (b)	2,615	1,629
EOG Resources, Inc.	6,428	466,544
EP Energy Corp. Class A (a)	690	3,119
EQT Corp.	1,699	114,275
EXCO Resources, Inc. (a) (b)	1,953	1,932
Exxon Mobil Corp.	48,924	4,089,557
GasLog, Ltd. (b)	309	3,010
Golar LNG, Ltd. (b)	987	17,736
Green Plains, Inc. (b)	309	4,932
Gulfport Energy Corp. (a)	1,228	34,801
Hess Corp.	2,961	155,897
HollyFrontier Corp.	2,321	81,978
Kinder Morgan, Inc.	20,509	366,291
Kosmos Energy, Ltd. (a) (b)	1,132	6,588
Laredo Petroleum, Inc. (a) (b)	874	6,931
Marathon Oil Corp.	8,014	89,276
Marathon Petroleum Corp.	6,186	229,995
Matador Resources Co. (a) (b)	1,205	22,847
Memorial Resource Development Corp. (a)	1,253	12,756
Murphy Oil Corp. (b)	2,167	54,587
Newfield Exploration Co. (a)	2,079	69,127
Noble Energy, Inc.	5,039	158,275
Nordic American Tankers, Ltd. (b)	719	10,131
Northern Oil and Gas, Inc. (a) (b)	719	2,869
Oasis Petroleum, Inc. (a) (b)	1,236	8,998
Occidental Petroleum Corp.	9,083	621,550
ONEOK, Inc. (b)	2,317	69,186
Panhandle Oil and Gas, Inc. Class A (b)	167	2,891
Parsley Energy, Inc. Class A (a) (b)	1,082	24,453
PBF Energy, Inc. Class A	1,080	35,856
PDC Energy, Inc. (a) (b)	472	28,060
Peabody Energy Corp. (b)	7,007	16,256
Phillips 66	6,446	558,159
Pioneer Natural Resources Co. (b)	1,997	281,058
QEP Resources, Inc.	2,001	28,234
Range Resources Corp. (b)	1,868	60,486
Renewable Energy Group, Inc. (a)	260	2,454
REX American Resources Corp. (a) (b)	105	5,824
Rice Energy, Inc. (a) (b)	744	10,386
RSP Permian, Inc. (a) (b)	788	22,884
Sanchez Energy Corp. (a)	637	3,497
Scorpio Tankers, Inc.	2,568	14,971

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SemGroup Corp. Class A	456	$10,214
Ship Finance International, Ltd. (b)	567	7,876
SM Energy Co. (b)	737	13,811
Southwestern Energy Co. (a) (b)	4,429	35,742
Spectra Energy Corp. (b)	7,572	231,703
Stone Energy Corp. (a)	567	448
Synergy Resources Corp. (a) (b)	1,187	9,223
Targa Resources Corp.	2,025	60,466
Teekay Corp. (b)	466	4,036
Teekay Tankers, Ltd. Class A (b)	1,133	4,158
Tesoro Corp.	1,556	133,832
Ultra Petroleum Corp. (a) (b)	1,747	870
Valero Energy Corp.	5,575	357,580
Western Refining, Inc.	927	26,966
Whiting Petroleum Corp. (a) (b)	2,611	20,836
Williams Cos., Inc.	8,541	137,254
World Fuel Services Corp.	825	40,078
WPX Energy, Inc. (a) (b)	2,273	15,888

		13,065,314

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	473	9,801
Clearwater Paper Corp. (a)	260	12,613
Deltic Timber Corp. (b)	101	6,075
Domtar Corp.	748	30,294
KapStone Paper and Packaging Corp.	876	12,133
Louisiana-Pacific Corp. (a) (b)	1,619	27,717
Neenah Paper, Inc.	155	9,867
PH Glatfelter Co.	456	9,453
Schweitzer-Mauduit International, Inc.	361	11,364

		129,317

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	4,928	23,704
Coty, Inc. Class A (b)	987	27,468
Edgewell Personal Care Co.	770	62,008
Elizabeth Arden, Inc. (a) (b)	309	2,531
Estee Lauder Cos., Inc. Class A	2,626	247,658
Herbalife, Ltd. (a) (b)	975	60,021
Inter Parfums, Inc.	206	6,365
Medifast, Inc.	155	4,680
Nu Skin Enterprises, Inc. Class A (b)	672	25,704
Revlon, Inc. Class A (a)	101	3,677
USANA Health Sciences, Inc. (a)	105	12,749

		476,565

PHARMACEUTICALS — 4.6%
Akorn, Inc. (a) (b)	1,084	25,506
Allergan PLC (a)	4,619	1,238,031
Bristol-Myers Squibb Co.	19,716	1,259,458
Catalent, Inc. (a)	974	25,977
Cempra, Inc. (a) (b)	318	5,571
Depomed, Inc. (a) (b)	672	9,361
Eli Lilly & Co.	11,563	832,652
Endo International PLC (a) (b)	2,644	74,429
Impax Laboratories, Inc. (a) (b)	773	24,751
Innoviva, Inc. (b)	1,045	13,156
Intra-Cellular Therapies, Inc. (a) (b)	212	5,894
Jazz Pharmaceuticals PLC (a)	676	88,252
Johnson & Johnson	32,347	3,499,945
Lannett Co., Inc. (a) (b)	206	3,694

Mallinckrodt PLC (a)	1,331	81,564
Medicines Co. (a)	891	28,307
Merck & Co., Inc.	33,176	1,755,342
Mylan NV (a)	4,839	224,288
Nektar Therapeutics (a) (b)	1,315	18,081
Omeros Corp. (a) (b)	426	6,535
Orexigen Therapeutics, Inc. (a) (b)	1,083	609
Pacira Pharmaceuticals, Inc. (a)	413	21,881
Perrigo Co. PLC (b)	1,745	223,238
Pfizer, Inc.	71,937	2,132,213
Phibro Animal Health Corp. Class A (b)	206	5,570
Prestige Brands Holdings, Inc. (a)	567	30,272
Relypsa, Inc. (a) (b)	1,449	19,634
Revance Therapeutics, Inc. (a) (b)	206	3,597
Sagent Pharmaceuticals, Inc. (a)	206	2,507
SciClone Pharmaceuticals, Inc. (a)	618	6,798
Tetraphase Pharmaceuticals, Inc. (a) (b)	318	1,472
TherapeuticsMD, Inc. (a) (b)	3,347	21,421
Theravance Biopharma, Inc. (a) (b)	305	5,734
VIVUS, Inc. (a) (b)	1,148	1,607
XenoPort, Inc. (a) (b)	456	2,056
Zoetis, Inc.	5,634	249,755

		11,949,158

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp.	567	2,149
Advisory Board Co. (a)	412	13,287
Barrett Business Services, Inc.	105	3,019
CBIZ, Inc. (a)	466	4,702
CEB, Inc.	361	23,368
CRA International, Inc. (a)	101	1,984
Dun & Bradstreet Corp.	464	47,829
Equifax, Inc.	1,372	156,806
Exponent, Inc.	308	15,711
FTI Consulting, Inc. (a)	466	16,548
Heidrick & Struggles International, Inc.	1,133	26,852
Huron Consulting Group, Inc. (a)	260	15,129
ICF International, Inc. (a)	206	7,080
IHS, Inc. Class A (a)	780	96,845
Insperity, Inc.	260	13,450
Kelly Services, Inc. Class A	307	5,870
Kforce, Inc.	307	6,011
Korn/Ferry International	567	16,040
ManpowerGroup, Inc.	847	68,963
Mistras Group, Inc. (a)	155	3,839
Navigant Consulting, Inc. (a)	567	8,964
Nielsen Holdings PLC	4,251	223,858
On Assignment, Inc. (a)	513	18,940
Resources Connection, Inc.	466	7,251
Robert Half International, Inc.	1,621	75,506
RPX Corp. (a)	361	4,065
TransUnion (a)	412	11,375
TriNet Group, Inc. (a) (b)	426	6,113
TrueBlue, Inc. (a)	466	12,186
Verisk Analytics, Inc. (a)	1,952	156,004
WageWorks, Inc. (a)	309	15,638

		1,085,382

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.2%
Acadia Realty Trust	618	$21,710
AG Mortgage Investment Trust, Inc. (b)	307	4,012
Agree Realty Corp.	888	34,161
Alexander’s, Inc.	54	20,550
Alexandria Real Estate Equities, Inc. REIT	825	74,984
Altisource Residential Corp. (b)	693	8,316
American Assets Trust, Inc.	380	15,170
American Campus Communities, Inc.	1,201	56,555
American Capital Agency Corp.	4,375	81,506
American Capital Mortgage Investment Corp. (b)	672	9,865
American Homes 4 Rent Class A	1,749	27,809
American Tower Corp. REIT	4,998	511,645
Annaly Capital Management, Inc.	10,758	110,377
Anworth Mortgage Asset Corp.	1,650	7,689
Apartment Investment & Management Co. Class A, REIT	1,648	68,919
Apollo Commercial Real Estate Finance, Inc. (b)	413	6,732
Apollo Residential Mortgage, Inc.	361	4,845
Apple Hospitality REIT, Inc. (b)	2,126	42,116
Armada Hoffler Properties, Inc.	2,473	27,821
ARMOUR Residential REIT, Inc. (b)	528	11,368
Ashford Hospitality Prime, Inc. (b)	121	1,412
Ashford Hospitality Trust, Inc.	594	3,790
AvalonBay Communities, Inc. REIT	1,576	299,755
Boston Properties, Inc. REIT	1,728	219,594
Brandywine Realty Trust	1,802	25,282
Brixmor Property Group, Inc.	2,022	51,804
Camden Property Trust	975	81,988
Capstead Mortgage Corp.	1,080	10,681
Care Capital Properties, Inc.	919	24,666
CareTrust REIT, Inc.	271	3,442
CBL & Associates Properties, Inc.	1,810	21,539
Cedar Realty Trust, Inc.	834	6,030
Chatham Lodging Trust	1,236	26,487
Chesapeake Lodging Trust (b)	567	15,003
Chimera Investment Corp.	2,340	31,801
Colony Capital, Inc. Class A (b)	1,146	19,218
Colony Starwood Homes	469	11,608
Columbia Property Trust, Inc.	1,445	31,776
Communications Sales & Leasing, Inc. (a)	1,351	30,060
CoreSite Realty Corp.	275	19,253
Corporate Office Properties Trust	982	25,768
Corrections Corp. of America	1,286	41,216
Cousins Properties, Inc.	2,405	24,964
Crown Castle International Corp. REIT	3,875	335,187
CubeSmart REIT	2,533	84,349
CyrusOne, Inc. (b)	738	33,690
CYS Investments, Inc.	2,008	16,345
DCT Industrial Trust, Inc.	1,026	40,496
DDR Corp. REIT	3,671	65,307
DiamondRock Hospitality Co.	2,208	22,345
Digital Realty Trust, Inc. REIT	1,772	156,804
Douglas Emmett, Inc. REIT	1,650	49,682
Duke Realty Corp.	3,960	89,258
DuPont Fabros Technology, Inc.	668	27,074
Dynex Capital, Inc. (b)	618	4,110
EastGroup Properties, Inc.	307	18,534

Education Realty Trust, Inc. (b)	841	34,986
Empire State Realty Trust, Inc. Class A	1,329	23,297
EPR Properties	678	45,168
Equinix, Inc. REIT	785	259,607
Equity Commonwealth (a)	1,338	37,758
Equity LifeStyle Properties, Inc.	979	71,203
Equity One, Inc.	668	19,145
Equity Residential REIT	4,412	331,032
Essex Property Trust, Inc. REIT	812	189,894
Extra Space Storage, Inc. REIT	1,468	137,199
Federal Realty Investment Trust REIT	822	128,273
FelCor Lodging Trust, Inc. (b)	1,442	11,709
First Industrial Realty Trust, Inc.	1,237	28,129
First Potomac Realty Trust	672	6,088
Forest City Realty Trust, Inc. Class A	2,227	46,967
Four Corners Property Trust, Inc.	668	11,991
Franklin Street Properties Corp. (b)	1,031	10,939
Gaming and Leisure Properties, Inc. (b)	1,178	36,424
General Growth Properties, Inc. REIT	6,742	200,440
GEO Group, Inc.	825	28,603
Getty Realty Corp.	310	6,147
Gladstone Commercial Corp.	101	1,654
Government Properties Income Trust (b)	618	11,031
Gramercy Property Trust	4,494	37,974
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	412	7,919
Hatteras Financial Corp.	1,132	16,188
HCP, Inc. REIT	5,336	173,847
Healthcare Realty Trust, Inc. REIT	1,306	40,342
Healthcare Trust of America, Inc. Class A	1,337	39,335
Hersha Hospitality Trust	566	12,078
Highwoods Properties, Inc.	1,200	57,372
Hospitality Properties Trust	1,891	50,225
Host Hotels & Resorts, Inc. REIT (b)	8,442	140,981
Hudson Pacific Properties, Inc.	775	22,413
InfraREIT, Inc. (a)	212	3,615
Invesco Mortgage Capital, Inc.	1,546	18,830
Investors Real Estate Trust	1,131	8,211
Iron Mountain, Inc. REIT (b)	2,459	83,385
iStar, Inc. (a) (b)	986	9,525
Kilroy Realty Corp. REIT	1,041	64,407
Kimco Realty Corp. REIT	4,619	132,935
Kite Realty Group Trust	1,192	33,030
Ladder Capital Corp. (b)	467	5,814
Lamar Advertising Co. Class A (b)	885	54,428
LaSalle Hotel Properties REIT	1,346	34,067
Lexington Realty Trust	2,351	20,219
Liberty Property Trust REIT	1,618	54,138
LTC Properties, Inc.	412	18,639
Macerich Co. REIT	1,753	138,908
Mack-Cali Realty Corp.	1,031	24,229
Medical Properties Trust, Inc. (b)	2,385	30,957
MFA Financial, Inc.	4,121	28,229
Mid-America Apartment Communities, Inc.	877	89,638
Monmouth Real Estate Investment Corp.	502	5,969
Monogram Residential Trust, Inc.	1,913	18,862
National Health Investors, Inc. (b)	414	27,539
National Retail Properties, Inc.	1,535	70,917

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

New Residential Investment Corp. (b)	2,717	$31,599
New Senior Investment Group, Inc. (b)	744	7,663
New York Mortgage Trust, Inc. REIT	719	3,408
New York REIT, Inc.	2,010	20,301
NorthStar Realty Europe Corp.	660	7,656
NorthStar Realty Finance Corp.	1,983	26,017
Omega Healthcare Investors, Inc.	2,076	73,283
One Liberty Properties, Inc.	101	2,263
Outfront Media, Inc.	1,630	34,393
Paramount Group, Inc. REIT	1,756	28,008
Parkway Properties, Inc.	994	15,566
Pebblebrook Hotel Trust (b)	668	19,419
Pennsylvania Real Estate Investment Trust	783	17,109
PennyMac Mortgage Investment Trust (b)	996	13,585
Physicians Realty Trust	2,293	42,604
Piedmont Office Realty Trust, Inc. Class A	1,900	38,589
Post Properties, Inc. REIT	604	36,083
Potlatch Corp.	466	14,679
Prologis, Inc. REIT	5,998	264,992
PS Business Parks, Inc.	309	31,058
Public Storage REIT	1,755	484,082
QTS Realty Trust, Inc. Class A, REIT (b)	318	15,067
RAIT Financial Trust (b)	2,512	7,888
Ramco-Gershenson Properties Trust (b)	668	12,044
Rayonier, Inc.	1,442	35,589
Realty Income Corp. REIT (b)	2,824	176,528
Redwood Trust, Inc.	926	12,112
Regency Centers Corp.	1,043	78,069
Resource Capital Corp. (b)	360	4,050
Retail Opportunity Investments Corp.	1,165	23,440
Retail Properties of America, Inc. Class A	2,678	42,446
Rexford Industrial Realty, Inc.	2,080	37,773
RLJ Lodging Trust	1,395	31,918
Rouse Properties, Inc.	260	4,779
Ryman Hospitality Properties, Inc.	503	25,894
Sabra Health Care REIT, Inc.	927	18,623
Saul Centers, Inc.	414	21,950
Select Income	1,030	23,742
Senior Housing Properties Trust	2,548	45,584
Silver Bay Realty Trust Corp.	155	2,302
Simon Property Group, Inc. REIT	3,639	755,784
SL Green Realty Corp. REIT	1,179	114,222
Sovran Self Storage, Inc.	361	42,580
Spirit Realty Capital, Inc. REIT	4,959	55,789
STAG Industrial, Inc. (b)	456	9,284
Starwood Property Trust, Inc.	2,455	46,473
STORE Capital Corp. (b)	721	18,659
Summit Hotel Properties, Inc.	719	8,606
Sun Communities, Inc. REIT	518	37,094
Sunstone Hotel Investors, Inc. REIT	2,629	36,806
Tanger Factory Outlet Centers, Inc.	1,027	37,373
Taubman Centers, Inc.	719	51,214
Terreno Realty Corp. (b)	721	16,907
Two Harbors Investment Corp.	4,174	33,142
UDR, Inc. REIT	3,131	120,637
Universal Health Realty Income Trust	217	12,206
Urban Edge Properties	1,061	27,416
Urstadt Biddle Properties, Inc. Class A	200	4,190
Ventas, Inc. REIT	3,888	244,788
VEREIT, Inc.	10,309	91,441

Vornado Realty Trust REIT	2,123	200,475
Washington Real Estate Investment Trust	773	22,579
Weingarten Realty Investors REIT	1,352	50,727
Welltower, Inc. REIT	4,116	285,403
Western Asset Mortgage Capital Corp.	327	3,286
Weyerhaeuser Co. REIT	9,427	292,048
Whitestone REIT	2,473	31,086
WP Carey, Inc. (b)	1,132	70,456
WP Glimcher, Inc.	2,095	19,882
Xenia Hotels & Resorts, Inc.	1,276	19,931

		10,961,956

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	456	16,726
Altisource Portfolio Solutions SA (a) (b)	155	3,743
CBRE Group, Inc. Class A (a)	3,168	91,302
Consolidated-Tomoka Land Co. (b)	105	4,845
Forestar Group, Inc. (a) (b)	379	4,942
FRP Holdings, Inc. (a) (b)	105	3,738
Howard Hughes Corp. (a)	466	49,345
Jones Lang LaSalle, Inc.	567	66,520
Kennedy-Wilson Holdings, Inc. (b)	990	21,681
Marcus & Millichap, Inc. (a)	206	5,230
Realogy Holdings Corp. (a)	1,642	59,293
RMR Group, Inc. Class A (a)	81	2,026
St. Joe Co. (a) (b)	618	10,599
Tejon Ranch Co. (a) (b)	155	3,188

		343,178

ROAD & RAIL — 0.8%
AMERCO	105	37,518
ArcBest Corp.	309	6,671
Avis Budget Group, Inc. (a)	1,212	33,160
Celadon Group, Inc.	260	2,725
CSX Corp.	11,589	298,417
Genesee & Wyoming, Inc. Class A (a) (b)	617	38,686
Heartland Express, Inc. (b)	513	9,516
Hertz Global Holdings, Inc. (a)	5,099	53,692
JB Hunt Transport Services, Inc.	1,086	91,485
Kansas City Southern	1,255	107,240
Knight Transportation, Inc. (b)	672	17,573
Landstar System, Inc. (b)	504	32,563
Marten Transport, Ltd.	309	5,785
Norfolk Southern Corp.	3,624	301,698
Old Dominion Freight Line, Inc. (a) (b)	825	57,437
Roadrunner Transportation Systems, Inc. (a)	206	2,567
Ryder System, Inc.	567	36,730
Saia, Inc. (a)	309	8,698
Swift Transportation Co. (a)	926	17,251
Union Pacific Corp.	10,058	800,114
Werner Enterprises, Inc.	513	13,933
YRC Worldwide, Inc. (a) (b)	635	5,918

		1,979,377

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Energy Industries, Inc. (a)	466	16,212
Advanced Micro Devices, Inc. (a) (b)	6,641	18,927
Ambarella, Inc. (a) (b)	418	18,685
Amkor Technology, Inc. (a)	719	4,235

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Analog Devices, Inc.	3,594	$212,729
Applied Materials, Inc.	14,061	297,812
Applied Micro Circuits Corp. (a) (b)	773	4,994
Atmel Corp.	4,893	39,731
Axcelis Technologies, Inc. (a)	1,237	3,464
Broadcom, Ltd.	4,472	690,924
Brooks Automation, Inc.	773	8,039
Cabot Microelectronics Corp.	260	10,637
Cavium, Inc. (a) (b)	567	34,678
CEVA, Inc. (a)	260	5,850
Cirrus Logic, Inc. (a)	709	25,815
Cohu, Inc.	309	3,671
Cree, Inc. (a)	1,319	38,383
Cypress Semiconductor Corp. (b)	3,449	29,868
Diodes, Inc. (a)	412	8,281
Entegris, Inc. (a)	1,598	21,765
Exar Corp. (a)	466	2,679
Fairchild Semiconductor International, Inc. (a)	1,442	28,840
First Solar, Inc. (a)	827	56,625
FormFactor, Inc. (a)	618	4,493
Inphi Corp. (a) (b)	309	10,302
Integrated Device Technology, Inc. (a)	1,492	30,496
Intel Corp.	55,714	1,802,348
Intersil Corp. Class A	1,438	19,226
IXYS Corp.	309	3,467
KLA-Tencor Corp.	1,911	139,140
Kopin Corp. (a) (b)	719	1,193
Lam Research Corp.	1,828	150,993
Lattice Semiconductor Corp. (a) (b)	1,286	7,304
Linear Technology Corp.	2,653	118,218
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	318	13,925
Marvell Technology Group, Ltd.	5,708	58,849
Maxim Integrated Products, Inc.	3,271	120,307
MaxLinear, Inc. Class A (a)	1,463	27,065
Microchip Technology, Inc. (b)	2,749	132,502
Micron Technology, Inc. (a)	12,132	127,022
Microsemi Corp. (a)	1,235	47,313
MKS Instruments, Inc.	606	22,816
Monolithic Power Systems, Inc.	412	26,220
Nanometrics, Inc. (a)	2,011	31,854
NVE Corp.	54	3,053
NVIDIA Corp. (b)	6,576	234,303
ON Semiconductor Corp. (a)	5,136	49,254
PDF Solutions, Inc. (a)	309	4,134
Photronics, Inc. (a)	668	6,954
Power Integrations, Inc.	307	15,246
Qorvo, Inc. (a) (b)	1,880	94,771
QUALCOMM, Inc.	17,367	888,148
Rambus, Inc. (a) (b)	1,258	17,297
Rudolph Technologies, Inc. (a)	361	4,931
Semtech Corp. (a)	773	16,998
Silicon Laboratories, Inc. (a)	456	20,502
Skyworks Solutions, Inc.	2,168	168,887
SunEdison, Inc. (a) (b)	3,334	1,801
SunPower Corp. (a) (b)	479	10,701
Synaptics, Inc. (a) (b)	361	28,786
Teradyne, Inc.	2,144	46,289

Tessera Technologies, Inc. (b)	618	19,158
Texas Instruments, Inc.	11,897	683,126
Ultratech, Inc. (a)	307	6,705
Veeco Instruments, Inc. (a) (b)	466	9,078
Xcerra Corp. (a)	513	3,345
Xilinx, Inc.	2,976	141,152

		6,952,516

SOFTWARE — 4.3%
ACI Worldwide, Inc. (a)	1,338	27,817
Activision Blizzard, Inc.	5,777	195,494
Adobe Systems, Inc. (a)	5,872	550,794
American Software, Inc. Class A	309	2,781
ANSYS, Inc. (a) (b)	1,083	96,885
Aspen Technology, Inc. (a) (b)	1,083	39,129
Autodesk, Inc. (a)	2,552	148,807
AVG Technologies NV (a)	309	6,412
Blackbaud, Inc.	513	32,263
Bottomline Technologies de, Inc. (a) (b)	466	14,208
BroadSoft, Inc. (a) (b)	307	12,387
CA, Inc.	3,722	114,600
Cadence Design Systems, Inc. (a)	3,185	75,102
Callidus Software, Inc. (a)	412	6,872
CDK Global, Inc.	1,842	85,745
Citrix Systems, Inc. (a)	1,808	142,073
CommVault Systems, Inc. (a)	513	22,146
Ebix, Inc. (b)	361	14,725
Electronic Arts, Inc. (a)	3,648	241,169
Ellie Mae, Inc. (a) (b)	309	28,008
EnerNOC, Inc. (a) (b)	309	2,311
Epiq Systems, Inc.	361	5,422
Fair Isaac Corp.	412	43,709
FireEye, Inc. (a) (b)	1,630	29,324
Fleetmatics Group PLC (a)	934	38,023
Fortinet, Inc. (a)	1,546	47,354
Gigamon, Inc. (a) (b)	532	16,503
Glu Mobile, Inc. (a) (b)	1,382	3,897
Guidewire Software, Inc. (a)	784	42,712
HubSpot, Inc. (a)	212	9,247
Imperva, Inc. (a) (b)	260	13,130
Infoblox, Inc. (a) (b)	567	9,696
Interactive Intelligence Group, Inc. (a) (b)	155	5,645
Intuit, Inc.	3,370	350,514
Jive Software, Inc. (a) (b)	466	1,761
Manhattan Associates, Inc. (a)	1,047	59,543
Mentor Graphics Corp.	1,080	21,956
Microsoft Corp.	94,732	5,232,048
MicroStrategy, Inc. Class A (a)	101	18,152
Monotype Imaging Holdings, Inc.	466	11,147
NetSuite, Inc. (a) (b)	412	28,218
Nuance Communications, Inc. (a)	2,994	55,958
Oracle Corp.	36,755	1,503,647
Paycom Software, Inc. (a) (b)	318	11,321
Pegasystems, Inc.	412	10,457
Progress Software Corp. (a)	618	14,906
Proofpoint, Inc. (a) (b)	472	25,384
PROS Holdings, Inc. (a) (b)	260	3,065
PTC, Inc. (a)	1,387	45,993
Qlik Technologies, Inc. (a)	979	28,313
Qualys, Inc. (a) (b)	155	3,923

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

RealPage, Inc. (a)	513	$10,691
Red Hat, Inc. (a)	2,196	163,624
RingCentral, Inc. Class A (a) (b)	638	10,049
Rovi Corp. (a)	1,135	23,279
salesforce.com, Inc. (a)	7,877	581,559
Seachange International, Inc. (a)	361	1,993
ServiceNow, Inc. (a) (b)	1,757	107,493
Splunk, Inc. (a) (b)	1,345	65,811
SS&C Technologies Holdings, Inc. (b)	981	62,215
Symantec Corp. (b)	7,921	145,588
Synchronoss Technologies, Inc. (a)	307	9,928
Synopsys, Inc. (a)	1,731	83,850
Tableau Software, Inc. Class A (a)	572	26,238
Take-Two Interactive Software, Inc. (a) (b)	926	34,882
Tangoe, Inc. (a) (b)	361	2,848
Textura Corp. (a)	466	8,682
TiVo, Inc. (a)	1,442	13,713
Tyler Technologies, Inc. (a)	464	59,675
Ultimate Software Group, Inc. (a)	307	59,405
Varonis Systems, Inc. (a) (b)	618	11,279
VASCO Data Security International, Inc. (a) (b)	307	4,728
Verint Systems, Inc. (a)	635	21,196
VirnetX Holding Corp. (a) (b)	456	2,093
VMware, Inc. Class A (a) (b)	926	48,439
Workday, Inc. Class A (a) (b)	1,235	94,897
Xura, Inc. (a)	270	5,311
Zendesk, Inc. (a) (b)	638	13,353
Zix Corp. (a)	668	2,625
Zynga, Inc. Class A (a)	6,645	15,151

		11,241,291

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	876	21,988
Abercrombie & Fitch Co. Class A (b)	907	28,607
Advance Auto Parts, Inc.	897	143,825
America’s Car-Mart, Inc. (a) (b)	105	2,625
American Eagle Outfitters, Inc. (b)	2,139	35,657
Asbury Automotive Group, Inc. (a)	361	21,602
Ascena Retail Group, Inc. (a)	1,784	19,731
AutoNation, Inc. (a) (b)	808	37,717
AutoZone, Inc. (a)	371	295,572
Barnes & Noble Education, Inc. (a)	294	2,881
Barnes & Noble, Inc.	466	5,760
Bed Bath & Beyond, Inc. (a) (b)	2,188	108,612
Best Buy Co., Inc. (b)	3,435	111,431
Big 5 Sporting Goods Corp.	206	2,289
Buckle, Inc. (b)	307	10,398
Burlington Stores, Inc. (a)	839	47,185
Cabela’s, Inc. (a)	952	46,353
Caleres, Inc.	456	12,900
CarMax, Inc. (a) (b)	2,575	131,582
Cato Corp. Class A	307	11,835
Chico’s FAS, Inc.	1,874	24,868
Children’s Place, Inc.	260	21,702
Citi Trends, Inc.	155	2,764
Conn’s, Inc. (a) (b)	260	3,240
CST Brands, Inc.	895	34,270
Destination XL Group, Inc. (a)	456	2,358
Dick’s Sporting Goods, Inc.	1,132	52,921

DSW, Inc. Class A (b)	825	22,803
Express, Inc. (a)	979	20,960
Finish Line, Inc. Class A	567	11,964
Five Below, Inc. (a) (b)	618	25,548
Foot Locker, Inc. (b)	1,731	111,649
Francesca’s Holdings Corp. (a)	456	8,737
GameStop Corp. Class A (b)	1,326	42,074
Gap, Inc. (b)	3,160	92,904
Genesco, Inc. (a)	238	17,195
GNC Holdings, Inc. Class A (b)	1,080	34,290
Group 1 Automotive, Inc.	260	15,259
Guess?, Inc. (b)	668	12,538
Haverty Furniture Cos., Inc.	260	5,502
Hibbett Sports, Inc. (a) (b)	309	11,093
Home Depot, Inc.	15,257	2,035,742
Kirkland’s, Inc.	155	2,714
L Brands, Inc.	2,949	258,952
Lithia Motors, Inc. Class A	260	22,706
Lowe’s Cos., Inc.	10,946	829,159
Lumber Liquidators Holdings, Inc. (a) (b)	307	4,028
MarineMax, Inc. (a) (b)	309	6,016
Mattress Firm Holding Corp. (a) (b)	155	6,570
Michaels Cos., Inc. (a)	937	26,208
Monro Muffler Brake, Inc. (b)	361	25,801
Murphy USA, Inc. (a)	541	33,244
O’Reilly Automotive, Inc. (a)	1,231	336,875
Office Depot, Inc. (a)	7,032	49,927
Outerwall, Inc. (b)	307	11,356
Penske Automotive Group, Inc.	456	17,282
Pier 1 Imports, Inc. (b)	1,053	7,382
Rent-A-Center, Inc. (b)	667	10,572
Restoration Hardware Holdings, Inc. (a) (b)	361	15,126
Ross Stores, Inc.	4,699	272,072
Sally Beauty Holdings, Inc. (a)	1,900	61,522
Select Comfort Corp. (a) (b)	672	13,030
Shoe Carnival, Inc.	155	4,179
Signet Jewelers, Ltd.	926	114,852
Sonic Automotive, Inc. Class A	466	8,612
Stage Stores, Inc. (b)	361	2,910
Staples, Inc.	7,530	83,056
Stein Mart, Inc. (b)	307	2,250
Tailored Brands, Inc.	547	9,791
Tiffany & Co. (b)	1,228	90,111
Tile Shop Holdings, Inc. (a)	206	3,071
TJX Cos., Inc.	7,857	615,596
Tractor Supply Co.	1,656	149,802
Ulta Salon Cosmetics & Fragrance, Inc. (a)	719	139,299
Urban Outfitters, Inc. (a)	1,251	41,396
Vitamin Shoppe, Inc. (a) (b)	307	9,505
West Marine, Inc. (a)	206	1,873
Williams-Sonoma, Inc. (b)	1,132	61,966
Zumiez, Inc. (a) (b)	260	5,179

		7,062,921

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
3D Systems Corp. (a) (b)	1,132	17,512
Apple, Inc.	67,574	7,364,890
Cray, Inc. (a) (b)	466	19,530
Diebold, Inc. (b)	719	20,786

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Electronics For Imaging, Inc. (a)	513	$21,746
EMC Corp.	22,478	599,039
Hewlett Packard Enterprise Co.	20,817	369,085
HP, Inc.	20,817	256,466
Immersion Corp. (a)	307	2,536
Lexmark International, Inc. Class A	708	23,668
NCR Corp. (a)	1,886	56,448
NetApp, Inc.	4,087	111,534
Nimble Storage, Inc. (a) (b)	532	4,171
Quantum Corp. (a)	2,421	1,477
SanDisk Corp.	2,563	194,993
Silicon Graphics International Corp. (a) (b)	361	2,570
Stratasys, Ltd. (a) (b)	569	14,749
Super Micro Computer, Inc. (a)	361	12,303
Western Digital Corp. (b)	2,688	126,981

		9,220,484

TEXTILES,APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	714	75,241
Coach, Inc.	3,197	128,168
Columbia Sportswear Co. (b)	307	18,448
Crocs, Inc. (a) (b)	1,037	9,976
Deckers Outdoor Corp. (a) (b)	412	24,683
Fossil Group, Inc. (a) (b)	620	27,540
G-III Apparel Group, Ltd. (a)	412	20,143
Hanesbrands, Inc.	4,511	127,842
Iconix Brand Group, Inc. (a) (b)	639	5,144
Kate Spade & Co. (a)	1,576	40,219
lululemon athletica, Inc. (a) (b)	1,276	86,398
Michael Kors Holdings, Ltd. (a)	2,265	129,014
Movado Group, Inc. (b)	206	5,671
NIKE, Inc. Class B	15,637	961,206
Oxford Industries, Inc.	155	10,421
Perry Ellis International, Inc. (a)	101	1,859
PVH Corp.	926	91,729
Ralph Lauren Corp. (b)	668	64,302
Skechers U.S.A., Inc. Class A (a)	1,397	42,539
Steven Madden, Ltd. (a)	691	25,595
Tumi Holdings, Inc. (a)	513	13,759
Under Armour, Inc. Class A (a) (b)	2,079	176,362
Unifi, Inc. (a)	155	3,551
Vera Bradley, Inc. (a)	260	5,288
VF Corp.	4,025	260,659
Wolverine World Wide, Inc.	1,093	20,133

		2,375,890

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	1,012	16,030
Bank Mutual Corp.	513	3,883
Beneficial Bancorp, Inc. (a)	911	12,471
BofI Holding, Inc. (a) (b)	816	17,413
Capitol Federal Financial, Inc.	1,699	22,529
Charter Financial Corp.	260	3,510
Dime Community Bancshares, Inc.	361	6,361
Essent Group, Ltd. (a)	457	9,506
EverBank Financial Corp.	874	13,189
Federal Agricultural Mortgage Corp. Class C.	101	3,811
First Defiance Financial Corp.	101	3,879
Flagstar Bancorp, Inc. (a)	260	5,580

Fox Chase Bancorp, Inc.	101	1,951
HomeStreet, Inc. (a)	155	3,225
Kearny Financial Corp.	1,063	13,128
LendingTree, Inc. (a) (b)	103	10,071
Meridian Bancorp, Inc.	638	8,881
MGIC Investment Corp. (a)	3,555	27,267
Nationstar Mortgage Holdings, Inc. (a) (b)	260	2,574
New York Community Bancorp, Inc.	5,953	94,653
Northfield Bancorp, Inc. (b)	672	11,048
Northwest Bancshares, Inc.	1,083	14,631
OceanFirst Financial Corp.	145	2,564
Ocwen Financial Corp. (a)	1,185	2,927
Oritani Financial Corp.	513	8,706
PennyMac Financial Services, Inc. Class A (a)	155	1,823
PHH Corp. (a)	659	8,264
Provident Financial Services, Inc.	668	13,487
Radian Group, Inc.	1,942	24,081
Territorial Bancorp, Inc.	101	2,632
TFS Financial Corp.	1,595	27,705
TrustCo Bank Corp.	1,067	6,466
United Financial Bancorp, Inc.	1,324	16,669
Walker & Dunlop, Inc. (a)	206	5,000
Walter Investment Management Corp. (a) (b) .	438	3,346
Washington Federal, Inc.	1,185	26,840
WSFS Financial Corp.	315	10,244

		466,345

TOBACCO — 1.4%
Altria Group, Inc.	23,009	1,441,744
Philip Morris International, Inc.	18,002	1,766,176
Reynolds American, Inc.	9,794	492,736
Universal Corp.	309	17,554
Vector Group, Ltd.	771	17,610

		3,735,820

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (b)	1,132	36,360
Aircastle, Ltd.	773	17,192
Applied Industrial Technologies, Inc.	456	19,790
Beacon Roofing Supply, Inc. (a)	567	23,253
CAI International, Inc. (a)	206	1,990
DXP Enterprises, Inc. (a)	101	1,774
Fastenal Co. (b)	3,318	162,582
GATX Corp. (b)	513	24,367
H&E Equipment Services, Inc.	307	5,382
HD Supply Holdings, Inc. (a)	1,991	65,842
Kaman Corp. (b)	265	11,313
MRC Global, Inc. (a)	926	12,168
MSC Industrial Direct Co., Inc. Class A (b)	513	39,147
NOW, Inc. (a)	1,199	21,246
Rush Enterprises, Inc. Class A (a)	412	7,515
TAL International Group, Inc. (a)	361	5,574
Textainer Group Holdings, Ltd. (b)	260	3,858
Titan Machinery, Inc. (a)	206	2,381
United Rentals, Inc. (a) (b)	1,083	67,352
Univar, Inc. (a) (b)	412	7,078
Veritiv Corp. (a) (b)	89	3,316

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

W.W. Grainger, Inc. (b)	788	$183,943
Watsco, Inc.	309	41,635
WESCO International, Inc. (a) (b)	456	24,929

		789,987

TRANSPORTATION INFRASTRUCTURE — 0.0%(d)
Macquarie Infrastructure Corp.	744	50,175
Wesco Aircraft Holdings, Inc. (a) (b)	466	6,706

		56,881

WATER UTILITIES — 0.1%
American States Water Co.	529	20,822
American Water Works Co., Inc.	2,002	137,998
Aqua America, Inc. (b)	1,995	63,481
Artesian Resources Corp. Class A (b)	80	2,237
California Water Service Group (b)	513	13,707
Connecticut Water Service, Inc.	122	5,502
SJW Corp.	155	5,634

		249,381

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (a) (b)	2,731	25,125
Shenandoah Telecommunications Co.	618	16,531
Spok Holdings, Inc.	260	4,553
Sprint Corp. (a) (b)	10,465	36,418
T-Mobile US, Inc. (a)	2,999	114,862
Telephone & Data Systems, Inc.	1,085	32,648
United States Cellular Corp. (a)	155	7,082

		237,219

TOTAL COMMON STOCKS (Cost $228,800,882)		257,870,066

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a)	976	—

WIRELESS TELECOMMUNICATION SERVICES —0.0% (d)
Leap Wireless International, Inc. (CVR) (expiring 3/31/16) (a)	1,438	$3,624

TOTAL RIGHTS (Cost $3,624)		3,624

WARRANTS — 0.0%(d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (b)	468	—

SHORT-TERM INVESTMENTS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	14,766,230	14,766,230
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	371,434	371,434

TOTAL SHORT-TERM INVESTMENTS (Cost $15,137,664)		15,137,664

TOTAL INVESTMENTS —105.6% (Cost $243,942,170)		273,011,354
LIABILITIES IN EXCESS OF OTHER ASSETS —(5.6)%		(14,448,427)

NET ASSETS — 100.0%		$258,562,927

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount is less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,204,551	$—	$—	$6,204,551
Air Freight & Logistics	1,735,833	—	—	1,735,833
Airlines	1,768,336	—	—	1,768,336
Auto Components	1,171,935	—	—	1,171,935
Automobiles.	1,637,891	—	—	1,637,891
Banks	13,705,516	—	—	13,705,516
Beverages	5,150,889	—	—	5,150,889
Biotechnology	8,430,689	2,135	—	8,432,824
Building Products	774,321	—	—	774,321
Capital Markets	4,724,006	—	—	4,724,006
Chemicals	5,634,780	—	—	5,634,780
Commercial Services & Supplies	1,772,765	—	—	1,772,765
Communications Equipment	2,823,323	—	—	2,823,323
Construction & Engineering	527,022	—	—	527,022
Construction Materials	342,108	—	—	342,108

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Consumer Finance	$1,939,026	$—		$—	$1,939,026
Containers & Packaging	1,156,146	—		—	1,156,146
Distributors	354,877	—		—	354,877
Diversified Consumer Services	444,629	—		—	444,629
Diversified Financial Services	4,854,511	—		—	4,854,511
Diversified Telecommunication Services	6,159,678	—		—	6,159,678
Electric Utilities	4,958,253	—		—	4,958,253
Electrical Equipment.	1,458,569	—		—	1,458,569
Electronic Equipment, Instruments & Components	1,745,144	—		—	1,745,144
Energy Equipment & Services	2,698,913	—		—	2,698,913
Food & Staples Retailing	5,465,821	—		—	5,465,821
Food Products	4,397,156	—		—	4,397,156
Gas Utilities	628,873	—		—	628,873
Health Care Equipment & Supplies	6,011,790	—		—	6,011,790
Health Care Providers & Services	6,607,884	—		—	6,607,884
Health Care Technology	408,249	—		—	408,249
Hotels, Restaurants & Leisure	5,738,890	—		—	5,738,890
Household Durables	1,539,025	—		—	1,539,025
Household Products	4,377,651	—		—	4,377,651
Independent Power Producers & Energy Traders	322,379	—		—	322,379
Industrial Conglomerates	5,682,041	—		—	5,682,041
Insurance	7,479,484	—		—	7,479,484
Internet & Catalog Retail	4,570,250	—		—	4,570,250
Internet Software & Services	9,972,041	—		—	9,972,041
IT Services.	9,696,984	—		—	9,696,984
Leisure Equipment & Products	449,878	—		—	449,878
Life Sciences Tools & Services	1,769,042	—		—	1,769,042
Machinery	4,319,160	—		—	4,319,160
Marine	58,832	—		—	58,832
Media	8,303,539	—		—	8,303,539
Metals & Mining	1,076,754	—		—	1,076,754
Multi-Utilities	2,795,067	—		—	2,795,067
Multiline Retail	1,644,448	—		—	1,644,448
Oil, Gas & Consumable Fuels	13,065,314	—		—	13,065,314
Paper & Forest Products	129,317	—		—	129,317
Personal Products	476,565	—		—	476,565
Pharmaceuticals	11,949,158	—		—	11,949,158
Professional Services	1,085,382	—		—	1,085,382
Real Estate Investment Trusts (REITs)	10,961,956	—		—	10,961,956
Real Estate Management & Development	343,178	—		—	343,178
Road & Rail	1,979,377	—		—	1,979,377
Semiconductors & Semiconductor Equipment	6,952,516	—		—	6,952,516
Software	11,241,291	—		—	11,241,291
Specialty Retail	7,062,921	—		—	7,062,921
Technology Hardware, Storage & Peripherals	9,220,484	—		—	9,220,484
Textiles, Apparel & Luxury Goods	2,375,890	—		—	2,375,890
Thrifts & Mortgage Finance.	466,345	—		—	466,345
Tobacco	3,735,820	—		—	3,735,820
Trading Companies & Distributors	789,987	—		—	789,987
Transportation Infrastructure	56,881	—		—	56,881
Water Utilities	249,381	—		—	249,381
Wireless Telecommunication Services	237,219	—		—	237,219
Rights
Biotechnology	—	0	(a)	—	—
Wireless Telecommunication Services	—	3,624		—	3,624
Warrants
Oil, Gas & Consumable Fuels	—	0	(a)	—	—
Short-Term Investments	15,137,664	—		—	15,137,664

TOTAL INVESTMENTS	$273,005,595	$5,759		$—	$273,011,354

(a)	Fund held Level 2 securities that were valued at $0 at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
B/E Aerospace, Inc. (a)	420	$19,370
Boeing Co. (a)	2,781	353,020
BWX Technologies, Inc.	462	15,505
General Dynamics Corp.	1,214	159,483
Hexcel Corp. (a)	411	17,965
Honeywell International, Inc.	3,311	370,998
Huntington Ingalls Industries, Inc.	198	27,114
L-3 Communications Holdings, Inc.	372	44,082
Lockheed Martin Corp.	1,162	257,383
Northrop Grumman Corp.	765	151,393
Orbital ATK, Inc. (a)	248	21,561
Raytheon Co.	1,290	158,193
Rockwell Collins, Inc. (a)	555	51,177
Spirit AeroSystems Holdings, Inc. Class A (b)	607	27,534
Textron, Inc.	1,175	42,840
TransDigm Group, Inc. (a) (b)	233	51,339
Triumph Group, Inc. (a)	214	6,737
United Technologies Corp.	3,571	357,457

		2,133,151

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	638	47,359
Expeditors International of Washington, Inc.	831	40,561
FedEx Corp.	1,188	193,311
United Parcel Service, Inc. Class B	2,960	312,191

		593,422

AIRLINES — 0.7%
Alaska Air Group, Inc. (a)	568	46,588
American Airlines Group, Inc.	2,722	111,629
Copa Holdings SA Class A (a)	144	9,756
Delta Air Lines, Inc.	3,403	165,658
JetBlue Airways Corp. (a) (b)	1,310	27,667
Southwest Airlines Co.	2,812	125,978
Spirit Airlines, Inc. (b)	336	16,121
United Continental Holdings, Inc. (b)	1,542	92,304

		595,701

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	974	37,401
Delphi Automotive PLC	1,203	90,249
Gentex Corp. (a)	1,203	18,875
Goodyear Tire & Rubber Co.	1,059	34,926
Johnson Controls, Inc.	2,766	107,791
Lear Corp.	322	35,797
Visteon Corp. (a)	188	14,963

		340,002

AUTOMOBILES — 0.7%
Ford Motor Co.	16,330	220,455
General Motors Co.	6,753	212,247
Harley-Davidson, Inc. (a)	874	44,862
Tesla Motors, Inc. (a) (b)	424	97,422
Thor Industries, Inc.	188	11,989

		586,975

BANKS — 5.0%
Associated Banc-Corp (a)	664	11,912
Bank of America Corp.	44,605	603,060
Bank of Hawaii Corp. (a)	180	12,290
BankUnited, Inc.	439	15,119
BB&T Corp.	3,360	111,787

BOK Financial Corp. (a)	102	5,571
CIT Group, Inc.	760	23,583
Citigroup, Inc.	12,895	538,366
Citizens Financial Group, Inc.	1,297	27,172
Comerica, Inc.	767	29,046
Commerce Bancshares, Inc. (a)	369	16,587
Cullen/Frost Bankers, Inc. (a)	230	12,675
East West Bancorp, Inc.	574	18,644
Fifth Third Bancorp	3,550	59,250
First Horizon National Corp.	985	12,904
First Niagara Financial Group, Inc.	1,469	14,220
First Republic Bank	620	41,317
Huntington Bancshares, Inc.	3,436	32,779
JPMorgan Chase & Co.	15,778	934,373
KeyCorp	3,711	40,969
M&T Bank Corp.	695	77,145
PacWest Bancorp (a)	494	18,352
People’s United Financial, Inc. (a)	1,323	21,075
PNC Financial Services Group, Inc.	2,160	182,671
Popular, Inc.	432	12,360
Regions Financial Corp.	5,760	45,216
Signature Bank (b)	206	28,041
SunTrust Banks, Inc.	2,224	80,242
SVB Financial Group (b)	222	22,655
Synovus Financial Corp. (a)	617	17,838
TCF Financial Corp.	682	8,361
US Bancorp	7,130	289,407
Wells Fargo & Co.	19,726	953,949
Zions Bancorp (a)	796	19,271

		4,338,207

BEVERAGES — 2.1%
Brown-Forman Corp. Class A (a)	108	11,522
Brown-Forman Corp. Class B (a)	528	51,992
Coca-Cola Co.	16,581	769,193
Coca-Cola Enterprises, Inc.	1,051	53,328
Constellation Brands, Inc. Class A	703	106,216
Dr. Pepper Snapple Group, Inc.	823	73,593
Molson Coors Brewing Co. Class B	666	64,056
Monster Beverage Corp. (b)	620	82,696
PepsiCo, Inc.	6,265	642,037

		1,854,633

BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	7,056	403,039
Agios Pharmaceuticals, Inc. (a) (b)	108	4,385
Alexion Pharmaceuticals, Inc. (b)	903	125,715
Alkermes PLC (b)	601	20,548
Alnylam Pharmaceuticals, Inc. (a) (b)	292	18,329
Amgen, Inc.	3,199	479,626
Baxalta, Inc.	2,247	90,779
Biogen, Inc. (b)	950	247,304
BioMarin Pharmaceutical, Inc. (b)	690	56,911
Bluebird Bio, Inc. (a) (b)	134	5,695

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Celgene Corp. (b)	3,334	$333,700
Gilead Sciences, Inc.	5,813	533,982
Incyte Corp. (a) (b)	676	48,990
Intercept Pharmaceuticals, Inc. (a) (b)	57	7,323
Intrexon Corp. (a) (b)	193	6,541
Ionis Pharmaceuticals, Inc. (a) (b)	504	20,412
Juno Therapeutics, Inc. (a) (b)	23	876
Medivation, Inc. (b)	662	30,439
OPKO Health, Inc. (a) (b)	1,507	15,658
Puma Biotechnology, Inc. (b)	108	3,172
Regeneron Pharmaceuticals, Inc. (b)	328	118,224
Seattle Genetics, Inc. (a) (b)	413	14,492
United Therapeutics Corp. (a) (b)	198	22,063
Vertex Pharmaceuticals, Inc. (b)	1,034	82,193

		2,690,396

BUILDING PRODUCTS — 0.2%
Allegion PLC	403	25,675
AO Smith Corp.	317	24,190
Armstrong World Industries, Inc. (a) (b)	138	6,675
Fortune Brands Home & Security, Inc.	670	37,547
Lennox International, Inc. (a)	150	20,279
Masco Corp.	1,473	46,326
Owens Corning	505	23,876
USG Corp. (b)	372	9,229

		193,797

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (b)	222	36,053
Ameriprise Financial, Inc.	777	73,046
Artisan Partners Asset Management, Inc. Class A (a)	84	2,591
Bank of New York Mellon Corp.	4,752	175,016
BlackRock, Inc.	535	182,205
Charles Schwab Corp.	4,809	134,748
E*TRADE Financial Corp. (b)	1,186	29,045
Eaton Vance Corp. (a)	502	16,827
Federated Investors, Inc. Class B	386	11,136
Franklin Resources, Inc.	1,658	64,745
Goldman Sachs Group, Inc.	1,830	287,273
Interactive Brokers Group, Inc. Class A (a)	211	8,296
Invesco, Ltd.	1,815	55,848
Lazard, Ltd. Class A	520	20,176
Legg Mason, Inc.	454	15,745
LPL Financial Holdings, Inc. (a)	385	9,548
Morgan Stanley	6,420	160,564
Northern Trust Corp.	980	63,867
NorthStar Asset Management Group, Inc.	747	8,478
Raymond James Financial, Inc.	511	24,329
SEI Investments Co.	579	24,926
State Street Corp. (c)	1,717	100,479
T Rowe Price Group, Inc. (a)	1,082	79,484
TD Ameritrade Holding Corp. (a)	1,130	35,629
Waddell & Reed Financial, Inc. Class A (a)	360	8,474

		1,628,528

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	926	133,390
Airgas, Inc.	323	45,750

Albemarle Corp. (a)	505	32,285
Ashland, Inc.	274	30,129
Axalta Coating Systems, Ltd. (b)	523	15,272
Cabot Corp.	270	13,049
Celanese Corp. Series A	644	42,182
CF Industries Holdings, Inc.	981	30,744
Chemours Co. (a)	763	5,341
Dow Chemical Co.	4,687	238,381
E.I. du Pont de Nemours & Co.	3,819	241,819
Eastman Chemical Co.	636	45,938
Ecolab, Inc.	1,135	126,575
FMC Corp. (a)	561	22,648
GCP Applied Technologies, Inc. (b)	308	6,141
Huntsman Corp. (a)	780	10,374
International Flavors & Fragrances, Inc. (a)	341	38,796
LyondellBasell Industries NV Class A	1,608	137,613
Monsanto Co.	1,889	165,741
Mosaic Co. (a)	1,484	40,068
NewMarket Corp. (a)	36	14,265
Platform Specialty Products Corp. (a) (b)	698	6,003
PPG Industries, Inc.	1,163	129,663
Praxair, Inc.	1,213	138,828
RPM International, Inc.	550	26,031
Scotts Miracle-Gro Co. Class A	182	13,244
Sherwin-Williams Co.	334	95,080
Valspar Corp.	356	38,099
Westlake Chemical Corp.	166	7,686
WR Grace & Co. (b)	308	21,923

		1,913,058

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ADT Corp.	717	29,583
Cintas Corp. (a)	414	37,181
Clean Harbors, Inc. (a) (b)	252	12,434
Copart, Inc. (a) (b)	472	19,243
Covanta Holding Corp. (a)	444	7,486
KAR Auction Services, Inc.	628	23,952
Pitney Bowes, Inc. (a)	834	17,964
Republic Services, Inc.	1,088	51,843
Rollins, Inc.	405	10,984
RR Donnelley & Sons Co. (a)	785	12,874
Stericycle, Inc. (b)	351	44,293
Tyco International PLC	1,849	67,877
Waste Connections, Inc.	513	33,135
Waste Management, Inc.	1,919	113,221

		482,070

COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a) (b)	178	11,232
ARRIS International PLC (b)	852	19,528
Brocade Communications Systems, Inc.	1,804	19,086
Cisco Systems, Inc.	21,541	613,272
CommScope Holding Co., Inc. (b)	544	15,189
EchoStar Corp. Class A (a) (b)	170	7,529
F5 Networks, Inc. (a) (b)	327	34,613
Harris Corp.	564	43,913
Juniper Networks, Inc.	1,736	44,285
Lumentum Holdings, Inc. (b)	191	5,151
Motorola Solutions, Inc.	718	54,353

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Palo Alto Networks, Inc. (a) (b)	301	$49,105
Viavi Solutions, Inc. (b)	959	6,579

		923,835

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a) (b)	662	20,383
Chicago Bridge & Iron Co. NV	434	15,880
Fluor Corp.	646	34,690
Jacobs Engineering Group, Inc. (b)	534	23,256
KBR, Inc.	630	9,753
Quanta Services, Inc. (b)	834	18,815
Valmont Industries, Inc. (a)	99	12,260

		135,037

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	206	14,443
Martin Marietta Materials, Inc. (a)	301	48,012
Vulcan Materials Co. (a)	565	59,647

		122,102

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (b)	2,010	37,627
American Express Co.	3,603	221,224
Capital One Financial Corp.	2,275	157,680
Credit Acceptance Corp. (a) (b)	35	6,354
Discover Financial Services	1,915	97,512
LendingClub Corp. (a) (b)	279	2,316
Navient Corp.	1,753	20,984
OneMain Holdings, Inc. (a) (b)	216	5,925
Santander Consumer USA Holdings, Inc. (a) (b).	323	3,388
SLM Corp. (b)	1,800	11,448
Synchrony Financial (b)	3,467	99,364

		663,822

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	270	21,171
Avery Dennison Corp.	378	27,257
Ball Corp. (a)	594	42,346
Bemis Co., Inc.	427	22,110
Crown Holdings, Inc. (b)	591	29,308
Graphic Packaging Holding Co.	1,371	17,617
International Paper Co.	1,790	73,462
Owens-Illinois, Inc. (b)	681	10,869
Packaging Corp. of America	415	25,066
Sealed Air Corp.	879	42,201
Silgan Holdings, Inc. (a)	155	8,241
Sonoco Products Co.	419	20,351
WestRock Co.	1,156	45,119

		385,118

DISTRIBUTORS — 0.1%
Genuine Parts Co.	636	63,193
LKQ Corp. (b)	1,249	39,881

		103,074

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. Class B	18	8,640
H&R Block, Inc. (a)	1,077	28,455
Service Corp. International	865	21,348
ServiceMaster Global Holdings, Inc. (b)	431	16,240

		74,683

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. Class B (b)	7,890	1,119,433
CBOE Holdings, Inc.	359	23,453
CME Group, Inc.	1,379	132,453
FactSet Research Systems, Inc. (a)	181	27,427
Intercontinental Exchange, Inc.	506	118,981
Leucadia National Corp.	1,475	23,851
McGraw Hill Financial, Inc.	1,141	112,936
Moody’s Corp.	741	71,551
Morningstar, Inc.	82	7,238
MSCI, Inc.	394	29,188
Nasdaq, Inc.	493	32,725
Voya Financial, Inc.	954	28,401

		1,727,637

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	25,797	1,010,468
CenturyLink, Inc. (a)	2,360	75,426
Frontier Communications Corp. (a)	4,367	24,411
Level 3 Communications, Inc. (b)	1,202	63,526
SBA Communications Corp. Class A (b)	555	55,594
Verizon Communications, Inc.	17,308	936,017
Zayo Group Holdings, Inc. (b)	595	14,423

		2,179,865

ELECTRIC UTILITIES — 2.0%
American Electric Power Co., Inc.	2,109	140,038
Avangrid, Inc.	213	8,543
Duke Energy Corp. (a)	2,911	234,859
Edison International	1,353	97,267
Entergy Corp.	753	59,698
Eversource Energy	1,302	75,959
Exelon Corp.	3,964	142,149
FirstEnergy Corp.	1,737	62,480
Great Plains Energy, Inc.	634	20,446
Hawaiian Electric Industries, Inc.	412	13,349
ITC Holdings Corp.	647	28,190
NextEra Energy, Inc.	1,877	222,124
OGE Energy Corp. (a)	822	23,534
PG&E Corp.	1,994	119,082
Pinnacle West Capital Corp.	446	33,481
PPL Corp.	2,914	110,936
Southern Co.	3,816	197,402
Westar Energy, Inc.	599	29,716
Xcel Energy, Inc.	2,102	87,906

		1,707,159

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc. (a)	180	39,265
AMETEK, Inc.	1,024	51,180
Babcock & Wilcox Enterprises, Inc. (a) (b)	231	4,943
Eaton Corp. PLC	1,958	122,493
Emerson Electric Co.	2,783	151,340
Hubbell, Inc.	241	25,529
Regal Beloit Corp.	182	11,482
Rockwell Automation, Inc. (a)	571	64,951
SolarCity Corp. (a) (b)	192	4,719

		475,902

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A (a)	1,302	$75,282
Arrow Electronics, Inc. (b)	421	27,117
Avnet, Inc.	569	25,207
CDW Corp. (a)	593	24,609
Cognex Corp. (a)	360	14,022
Corning, Inc.	4,878	101,901
Dolby Laboratories, Inc. Class A (a)	191	8,301
Fitbit, Inc. Class A (a) (b)	220	3,333
FLIR Systems, Inc.	594	19,572
Ingram Micro, Inc. Class A	640	22,982
IPG Photonics Corp. (a) (b)	134	12,875
Jabil Circuit, Inc.	829	15,975
Keysight Technologies, Inc. (b)	719	19,945
National Instruments Corp. (a)	424	12,767
Trimble Navigation, Ltd. (b)	1,064	26,387
VeriFone Systems, Inc. (a) (b)	432	12,200
Zebra Technologies Corp. Class A (b)	216	14,904

		437,379

ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes, Inc.	1,826	80,034
Cameron International Corp. (b)	849	56,925
Diamond Offshore Drilling, Inc. (a)	281	6,106
Dril-Quip, Inc. (b)	162	9,811
Ensco PLC Class A (a)	975	10,111
FMC Technologies, Inc. (b)	968	26,484
Frank’s International NV (a)	164	2,703
Halliburton Co.	3,667	130,985
Helmerich & Payne, Inc. (a)	398	23,371
Nabors Industries, Ltd.	1,271	11,693
National Oilwell Varco, Inc. (a)	1,645	51,159
Noble Corp. PLC (a)	1,010	10,453
Oceaneering International, Inc.	434	14,426
Patterson-UTI Energy, Inc. (a)	609	10,731
Rowan Cos. PLC Class A	484	7,792
RPC, Inc. (a)	248	3,517
Schlumberger, Ltd. (a)	5,387	397,291
Seadrill, Ltd. (a) (b)	1,479	4,881
Superior Energy Services, Inc.	671	8,985
Weatherford International PLC (b)	4,034	31,385

		898,843

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,871	294,832
CVS Health Corp.	4,780	495,829
Kroger Co.	4,195	160,459
Rite Aid Corp. (b)	4,021	32,771
Sprouts Farmers Market, Inc. (a) (b)	771	22,390
Sysco Corp. (a)	2,446	114,302
Wal-Mart Stores, Inc.	6,690	458,198
Walgreens Boots Alliance, Inc.	3,656	307,982
Whole Foods Market, Inc. (a)	1,322	41,127

		1,927,890

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,588	93,970
Blue Buffalo Pet Products, Inc. (a) (b)	168	4,311
Bunge, Ltd.	607	34,399
Campbell Soup Co. (a)	731	46,631

ConAgra Foods, Inc.	1,749	78,040
Flowers Foods, Inc. (a)	748	13,808
General Mills, Inc.	2,489	157,678
Hain Celestial Group, Inc. (a) (b)	388	15,873
Hershey Co. (a)	620	57,096
Hormel Foods Corp. (a)	1,106	47,823
Ingredion, Inc.	318	33,959
J.M. Smucker Co.	521	67,647
Kellogg Co.	1,046	80,071
Kraft Heinz Co.	2,527	198,521
McCormick & Co., Inc. (a)	539	53,620
Mead Johnson Nutrition Co.	842	71,545
Mondelez International, Inc. Class A	6,915	277,430
Pilgrim’s Pride Corp. (a) (b)	265	6,731
Pinnacle Foods, Inc.	486	21,714
Tyson Foods, Inc. Class A	1,273	84,858
WhiteWave Foods Co. (b)	743	30,196

		1,475,921

GAS UTILITIES — 0.1%
AGL Resources, Inc.	494	32,179
Atmos Energy Corp.	397	29,481
National Fuel Gas Co. (a)	350	17,518
Questar Corp.	749	18,575
UGI Corp.	707	28,485

		126,238

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	6,333	264,909
Alere, Inc. (b)	345	17,460
Align Technology, Inc. (b)	352	25,587
Baxter International, Inc.	2,247	92,307
Becton Dickinson and Co.	872	132,387
Boston Scientific Corp. (b)	5,544	104,283
C.R. Bard, Inc.	314	63,638
Cooper Cos., Inc. (a)	192	29,562
DENTSPLY SIRONA, Inc.	1,011	62,308
DexCom, Inc. (a) (b)	336	22,818
Edwards Lifesciences Corp. (b)	907	80,006
Hill-Rom Holdings, Inc.	244	12,273
Hologic, Inc. (b)	1,059	36,536
IDEXX Laboratories, Inc. (a) (b)	426	33,364
Intuitive Surgical, Inc. (b)	159	95,567
Medtronic PLC	6,079	455,925
ResMed, Inc.	583	33,709
St. Jude Medical, Inc.	1,173	64,515
Stryker Corp.	1,426	152,996
Teleflex, Inc. (a)	168	26,378
Varian Medical Systems, Inc. (a) (b)	433	34,649
Zimmer Biomet Holdings, Inc.	699	74,534

		1,915,711

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	218	12,014
Aetna, Inc.	1,547	173,806
AmerisourceBergen Corp. Class A	837	72,442
Anthem, Inc.	1,122	155,947
Brookdale Senior Living, Inc. (b)	755	11,989
Cardinal Health, Inc.	1,406	115,222
Centene Corp. (b)	680	41,892
Cigna Corp.	1,101	151,101

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Community Health Systems, Inc. (a) (b)	491	$9,088
DaVita HealthCare Partners, Inc. (b)	744	54,595
Envision Healthcare Holdings, Inc. (b)	775	15,810
Express Scripts Holding Co. (a) (b)	2,712	186,287
HCA Holdings, Inc. (b)	1,339	104,509
Henry Schein, Inc. (a) (b)	360	62,147
Humana, Inc.	641	117,271
Laboratory Corp. of America Holdings (b)	437	51,186
LifePoint Health, Inc. (b)	192	13,296
McKesson Corp.	973	153,004
MEDNAX, Inc. (a) (b)	418	27,011
Patterson Cos., Inc. (a)	363	16,890
Premier, Inc. Class A (b)	133	4,437
Quest Diagnostics, Inc.	605	43,227
Tenet Healthcare Corp. (a) (b)	411	11,890
UnitedHealth Group, Inc.	4,030	519,467
Universal Health Services, Inc. Class B	377	47,020
VCA, Inc. (b)	355	20,480

		2,192,028

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	744	9,828
athenahealth, Inc. (a) (b)	162	22,482
Cerner Corp. (a) (b)	1,224	64,823
IMS Health Holdings, Inc. (a) (b)	649	17,231
Inovalon Holdings, Inc. Class A (a) (b)	130	2,408
Veeva Systems, Inc. Class A (b)	326	8,163

		124,935

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	805	26,662
Brinker International, Inc.	276	12,682
Carnival Corp.	1,744	92,031
Chipotle Mexican Grill, Inc. (a) (b)	127	59,813
Choice Hotels International, Inc. (a)	124	6,702
Darden Restaurants, Inc.	528	35,006
Domino’s Pizza, Inc. (a)	234	30,855
Dunkin’ Brands Group, Inc. (a)	385	18,161
Extended Stay America, Inc.	249	4,059
Hilton Worldwide Holdings, Inc.	2,168	48,823
Hyatt Hotels Corp. Class A (b)	156	7,721
International Game Technology PLC	393	7,172
Las Vegas Sands Corp. (a)	1,590	82,171
Marriott International, Inc. Class A (a)	865	61,571
McDonald’s Corp.	3,755	471,929
MGM Resorts International (a) (b)	1,891	40,543
Norwegian Cruise Line Holdings, Ltd. (b)	560	30,962
Panera Bread Co. Class A (b)	117	23,965
Royal Caribbean Cruises, Ltd. (a)	693	56,930
Six Flags Entertainment Corp. (a)	286	15,870
Starbucks Corp.	6,362	379,812
Starwood Hotels & Resorts Worldwide, Inc.	713	59,486
Wendy’s Co. (a)	1,071	11,663
Wyndham Worldwide Corp. (a)	498	38,062
Wynn Resorts, Ltd. (a)	335	31,299
Yum! Brands, Inc.	1,751	143,319

		1,797,269

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	1,465	44,287
Garmin, Ltd. (a)	508	20,300
GoPro, Inc. Class A (a) (b)	373	4,461
Harman International Industries, Inc. (a)	291	25,911
Jarden Corp. (b)	846	49,872
Leggett & Platt, Inc. (a)	584	28,266
Lennar Corp. Class A (a)	704	34,045
Lennar Corp. Class B	40	1,548
Mohawk Industries, Inc. (b)	261	49,825
Newell Rubbermaid, Inc.	1,171	51,863
NVR, Inc. (b)	19	32,915
PulteGroup, Inc.	1,578	29,524
Tempur Sealy International, Inc. (a) (b)	252	15,319
Toll Brothers, Inc. (a) (b)	715	21,100
TopBuild Corp. (b)	163	4,848
Tupperware Brands Corp. (a)	214	12,408
Whirlpool Corp. (a)	321	57,889

		484,381

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	567	52,266
Clorox Co. (a)	536	67,568
Colgate-Palmolive Co.	3,821	269,954
Energizer Holdings, Inc. (a)	253	10,249
Kimberly-Clark Corp.	1,520	204,455
Procter & Gamble Co.	11,502	946,729
Spectrum Brands Holdings, Inc. (a)	92	10,054

		1,561,275

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	3,062	36,132
Calpine Corp. (b)	1,584	24,029
NRG Energy, Inc.	1,352	17,590
TerraForm Power, Inc. Class A (a) (b)	216	1,868

		79,619

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	2,691	448,401
Carlisle Cos., Inc.	275	27,362
Danaher Corp.	2,509	238,004
General Electric Co.	39,916	1,268,930
Roper Technologies, Inc. (a)	415	75,850

		2,058,547

INSURANCE — 2.9%
Aflac, Inc.	1,810	114,283
Alleghany Corp. (b)	70	34,734
Allied World Assurance Co. Holdings AG	423	14,780
Allstate Corp.	1,673	112,710
American Financial Group, Inc.	324	22,800
American International Group, Inc.	4,933	266,629
American National Insurance Co. (a)	36	4,158
AmTrust Financial Services, Inc. (a)	316	8,178
Aon PLC	1,165	121,684
Arch Capital Group, Ltd. (b)	545	38,749
Arthur J Gallagher & Co.	701	31,180
Aspen Insurance Holdings, Ltd.	264	12,593
Assurant, Inc.	310	23,916
Assured Guaranty, Ltd.	678	17,153
Axis Capital Holdings, Ltd.	463	25,678

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Brown & Brown, Inc.	495	$17,721
Chubb, Ltd.	1,984	236,394
Cincinnati Financial Corp.	678	44,314
CNA Financial Corp.	115	3,701
Endurance Specialty Holdings, Ltd.	291	19,014
Erie Indemnity Co. Class A	115	10,694
Everest Re Group, Ltd. (a)	198	39,091
FNF Group	1,158	39,256
Genworth Financial, Inc. Class A (a) (b)	2,051	5,599
Hanover Insurance Group, Inc.	180	16,240
Hartford Financial Services Group, Inc.	1,747	80,502
Lincoln National Corp.	1,058	41,474
Loews Corp.	1,307	50,006
Markel Corp. (b)	65	57,952
Marsh & McLennan Cos., Inc.	2,269	137,932
Mercury General Corp. (a)	108	5,994
MetLife, Inc.	4,006	176,024
Old Republic International Corp.	1,074	19,633
Principal Financial Group, Inc.	1,188	46,867
ProAssurance Corp.	247	12,498
Progressive Corp.	2,453	86,198
Prudential Financial, Inc.	1,916	138,373
Reinsurance Group of America, Inc. Class A	303	29,164
RenaissanceRe Holdings, Ltd. (a)	190	22,768
Torchmark Corp.	554	30,005
Travelers Cos., Inc.	1,237	144,370
Unum Group	1,110	34,321
Validus Holdings, Ltd.	405	19,112
White Mountains Insurance Group, Ltd.	22	17,657
WR Berkley Corp.	434	24,391
XL Group PLC Class A	1,296	47,693

		2,504,183

INTERNET & CATALOG RETAIL — 1.8%
Amazon.com, Inc. (b)	1,609	955,167
Expedia, Inc.	510	54,988
Groupon, Inc. (b)	1,851	7,385
Liberty Interactive Corp. QVC Group Class A (b)	2,129	53,757
Liberty Ventures Series A (b)	595	23,276
Netflix, Inc. (a) (b)	1,798	183,810
Priceline Group, Inc. (b)	216	278,415
TripAdvisor, Inc. (b)	459	30,524

		1,587,322

INTERNET SOFTWARE & SERVICES — 4.0%
Akamai Technologies, Inc. (a) (b)	726	40,344
Alphabet, Inc. Class A (b)	1,222	932,264
Alphabet, Inc. Class C (b)	1,247	928,953
CoStar Group, Inc. (a) (b)	130	24,462
eBay, Inc. (b)	5,072	121,018
Facebook, Inc. Class A (b)	9,252	1,055,653
GoDaddy, Inc. Class A (a) (b)	99	3,201
IAC/InterActiveCorp (a)	311	14,642
LinkedIn Corp. Class A (b)	447	51,114
Match Group, Inc. (a) (b)	108	1,194
Pandora Media, Inc. (a) (b)	872	7,804
Rackspace Hosting, Inc. (a) (b)	493	10,644
Twitter, Inc. (a) (b)	2,381	39,406

VeriSign, Inc. (a) (b)	428	37,895
Yahoo!, Inc. (b)	3,928	144,590
Yelp, Inc. Class A (b)	205	4,075
Zillow Group, Inc. Class A (a) (b)	197	5,033
Zillow Group, Inc. Class C (a) (b)	396	9,397

		3,431,689

IT SERVICES — 3.9%
Accenture PLC Class A	2,636	304,194
Alliance Data Systems Corp. (b)	268	58,960
Amdocs, Ltd.	663	40,058
Automatic Data Processing, Inc.	1,996	179,061
Black Knight Financial Services, Inc. Class A (a) (b)	87	2,700
Booz Allen Hamilton Holding Corp. (a)	527	15,958
Broadridge Financial Solutions, Inc.	504	29,892
Cognizant Technology Solutions Corp. Class A (b)	2,601	163,083
Computer Sciences Corp.	604	20,772
CoreLogic, Inc. (b)	388	13,464
CSRA, Inc.	604	16,248
DST Systems, Inc.	143	16,126
Fidelity National Information Services, Inc.	1,194	75,592
First Data Corp. Class A (a) (b)	642	8,307
Fiserv, Inc. (b)	1,026	105,247
FleetCor Technologies, Inc. (b)	396	58,905
Gartner, Inc. (b)	376	33,596
Genpact, Ltd. (b)	680	18,489
Global Payments, Inc. (a)	562	36,699
International Business Machines Corp.	3,847	582,628
Jack Henry & Associates, Inc.	362	30,614
Leidos Holdings, Inc.	302	15,197
MasterCard, Inc. Class A	4,289	405,311
Paychex, Inc.	1,341	72,427
PayPal Holdings, Inc. (b)	5,072	195,779
Sabre Corp.	535	15,472
Square, Inc. Class A (a) (b)	107	1,635
Teradata Corp. (a) (b)	649	17,030
Total System Services, Inc.	685	32,592
Vantiv, Inc. Class A (b)	646	34,806
Visa, Inc. Class A (a)	8,265	632,107
Western Union Co. (a)	2,256	43,518
WEX, Inc. (b)	157	13,088
Xerox Corp.	4,093	45,678

		3,335,233

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	386	18,520
Hasbro, Inc.	477	38,207
Mattel, Inc. (a)	1,419	47,707
Polaris Industries, Inc. (a)	277	27,279
Vista Outdoor, Inc. (b)	258	13,393

		145,106

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	1,433	57,105
Bio-Rad Laboratories, Inc. Class A (a) (b)	90	12,305
Bio-Techne Corp. (a)	150	14,178
Bruker Corp.	454	12,712
Charles River Laboratories International, Inc. (b)	198	15,036

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Illumina, Inc. (b)	591	$95,807
Mettler-Toledo International, Inc. (b)	129	44,474
PerkinElmer, Inc.	468	23,147
QIAGEN NV (b)	963	21,513
Quintiles Transnational Holdings, Inc. (b)	367	23,892
Thermo Fisher Scientific, Inc.	1,667	236,031
VWR Corp. (b)	49	1,326
Waters Corp. (b)	347	45,776

		603,302

MACHINERY — 1.6%
AGCO Corp. (a)	374	18,588
Allison Transmission Holdings, Inc.	860	23,203
Caterpillar, Inc. (a)	2,517	192,651
Colfax Corp. (a) (b)	373	10,664
Crane Co.	198	10,664
Cummins, Inc. (a)	781	85,863
Deere & Co. (a)	1,314	101,165
Donaldson Co., Inc. (a)	593	18,923
Dover Corp.	697	44,838
Flowserve Corp. (a)	586	26,024
Graco, Inc. (a)	252	21,158
IDEX Corp.	339	28,096
Illinois Tool Works, Inc.	1,246	127,640
Ingersoll-Rand PLC	1,126	69,823
ITT Corp.	378	13,945
Joy Global, Inc. (a)	432	6,942
Kennametal, Inc. (a)	326	7,332
Lincoln Electric Holdings, Inc. (a)	343	20,090
Manitowoc Co., Inc. (a)	551	2,386
Manitowoc Foodservice, Inc. (a) (b)	551	8,122
Middleby Corp. (b)	234	24,984
Nordson Corp. (a)	274	20,835
Oshkosh Corp. (a)	343	14,018
PACCAR, Inc.	1,467	80,230
Parker-Hannifin Corp.	605	67,203
Pentair PLC (a)	817	44,331
Snap-on, Inc.	246	38,620
SPX Corp.	190	2,854
SPX FLOW, Inc. (b)	190	4,765
Stanley Black & Decker, Inc.	654	68,807
Terex Corp.	423	10,524
Timken Co.	357	11,956
Toro Co.	234	20,152
Trinity Industries, Inc. (a)	648	11,865
WABCO Holdings, Inc. (b)	237	25,340
Wabtec Corp. (a)	392	31,082
Xylem, Inc.	779	31,861

		1,347,544

MARINE — 0.0% (d)
Kirby Corp. (a) (b)	232	13,987

MEDIA — 3.4%
AMC Networks, Inc. Class A (b)	250	16,235
Cable One, Inc.	18	7,868
Cablevision Systems Corp. Class A	816	26,928
CBS Corp. Class B (a)	1,916	105,552
Charter Communications, Inc. Class A (a) (b)	330	66,802
Cinemark Holdings, Inc.	474	16,983

Clear Channel Outdoor Holdings, Inc. Class A (a)	174	818
Comcast Corp. Class A	10,638	649,769
Discovery Communications, Inc. Class A (b)	647	18,524
Discovery Communications, Inc. Class C (b)	1,204	32,508
DISH Network Corp. Class A (b)	875	40,477
Gannett Co., Inc.	472	7,146
Interpublic Group of Cos., Inc.	1,814	41,631
John Wiley & Sons, Inc. Class A	181	8,849
Liberty Broadband Corp. Class A (b)	102	5,932
Liberty Broadband Corp. Class C (b)	267	15,473
Liberty Media Corp. Class A (b)	414	15,993
Liberty Media Corp. Class C (b)	823	31,348
Lions Gate Entertainment Corp. (a)	340	7,429
Live Nation Entertainment, Inc. (b)	568	12,672
Madison Square Garden Co. Class A (b)	89	14,806
MSG Networks, Inc. Class A (b)	267	4,616
News Corp. Class A	1,597	20,394
News Corp. Class B (a)	503	6,665
Omnicom Group, Inc. (a)	1,056	87,891
Regal Entertainment Group Class A (a)	342	7,230
Scripps Networks Interactive, Inc. Class A (a)	427	27,968
Sirius XM Holdings, Inc. (a) (b)	10,153	40,104
Starz Class A (b)	436	11,480
TEGNA, Inc.	943	22,123
Thomson Reuters Corp.	1,393	56,389
Time Warner Cable, Inc.	1,203	246,158
Time Warner, Inc.	3,453	250,515
Tribune Media Co. Class A	337	12,924
Twenty-First Century Fox, Inc. Class A	4,812	134,159
Twenty-First Century Fox, Inc. Class B	2,020	56,964
Viacom, Inc. Class A (a)	42	1,903
Viacom, Inc. Class B	1,446	59,691
Walt Disney Co.	7,196	714,635

		2,905,552

METALS & MINING — 0.4%
Alcoa, Inc.	5,669	54,309
Allegheny Technologies, Inc. (a)	452	7,367
Compass Minerals International, Inc. (a)	144	10,204
Freeport-McMoRan, Inc. (a)	5,529	57,170
Newmont Mining Corp.	2,365	62,862
Nucor Corp.	1,316	62,247
Reliance Steel & Aluminum Co.	330	22,833
Royal Gold, Inc. (a)	290	14,874
Southern Copper Corp. (a)	609	16,875
Steel Dynamics, Inc.	943	21,227
Tahoe Resources, Inc. (a)	634	6,359
United States Steel Corp. (a)	598	9,598

		345,925

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	477	35,432
Ameren Corp.	1,015	50,852
CenterPoint Energy, Inc.	1,809	37,844
CMS Energy Corp. (a)	1,113	47,236
Consolidated Edison, Inc. (a)	1,215	93,093

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Dominion Resources, Inc. (a)	2,508	$188,401
DTE Energy Co.	727	65,910
MDU Resources Group, Inc. (a)	751	14,614
NiSource, Inc.	1,323	31,170
Public Service Enterprise Group, Inc.	2,096	98,805
SCANA Corp. (a)	579	40,617
Sempra Energy	1,059	110,189
TECO Energy, Inc.	919	25,300
Vectren Corp.	342	17,292
WEC Energy Group, Inc.	1,319	79,232

		935,987

MULTILINE RETAIL — 0.6%
Dillard’s, Inc. Class A (a)	105	8,916
Dollar General Corp.	1,288	110,253
Dollar Tree, Inc. (a) (b)	994	81,965
JC Penney Co., Inc. (a) (b)	1,254	13,869
Kohl’s Corp.	794	37,008
Macy’s, Inc.	1,271	56,038
Nordstrom, Inc. (a)	589	33,697
Sears Holdings Corp. (a) (b)	145	2,220
Target Corp.	2,527	207,922

		551,888

OIL, GAS & CONSUMABLE FUELS — 5.4%
Anadarko Petroleum Corp.	2,110	98,263
Antero Resources Corp. (b)	210	5,223
Apache Corp. (a)	1,599	78,047
Cabot Oil & Gas Corp. (a)	2,028	46,056
California Resources Corp.	1,618	1,667
Cheniere Energy, Inc. (a) (b)	990	33,492
Chesapeake Energy Corp. (a)	2,340	9,641
Chevron Corp.	8,047	767,684
Cimarex Energy Co.	418	40,659
Cobalt International Energy, Inc. (b)	1,290	3,831
Columbia Pipeline Group, Inc.	1,742	43,724
Concho Resources, Inc. (a) (b)	558	56,380
ConocoPhillips (a)	5,264	211,981
CONSOL Energy, Inc. (a)	915	10,330
Continental Resources, Inc. (a) (b)	352	10,687
CVR Energy, Inc.	40	1,044
Denbury Resources, Inc. (a)	1,520	3,374
Devon Energy Corp.	2,015	55,292
Diamondback Energy, Inc. (a) (b)	268	20,684
Energen Corp.	299	10,940
EOG Resources, Inc.	2,287	165,990
EP Energy Corp. Class A (b)	144	651
EQT Corp.	635	42,710
Exxon Mobil Corp.	17,741	1,482,970
Golar LNG, Ltd. (a)	373	6,703
Gulfport Energy Corp. (b)	554	15,700
Hess Corp.	1,192	62,759
HollyFrontier Corp.	814	28,751
Kinder Morgan, Inc.	7,447	133,003
Kosmos Energy, Ltd. (a) (b)	462	2,689
Laredo Petroleum, Inc. (a) (b)	485	3,846
Marathon Oil Corp.	3,792	42,243
Marathon Petroleum Corp.	2,267	84,287
Memorial Resource Development Corp. (b)	509	5,182
Murphy Oil Corp. (a)	777	19,573

Newfield Exploration Co. (b)	877	29,160
Noble Energy, Inc.	1,849	58,077
Occidental Petroleum Corp.	3,305	226,161
ONEOK, Inc.	864	25,799
PBF Energy, Inc. Class A (a)	396	13,147
Phillips 66	2,259	195,607
Pioneer Natural Resources Co. (a)	706	99,362
QEP Resources, Inc.	753	10,625
Range Resources Corp. (a)	679	21,986
Rice Energy, Inc. (a) (b)	287	4,007
SM Energy Co. (a)	287	5,378
Southwestern Energy Co. (a) (b)	1,601	12,920
Spectra Energy Corp.	2,763	84,548
Targa Resources Corp.	708	21,141
Teekay Corp. (a)	176	1,524
Tesoro Corp.	539	46,359
Valero Energy Corp.	2,018	129,435
Whiting Petroleum Corp. (a) (b)	821	6,552
Williams Cos., Inc.	3,143	50,508
World Fuel Services Corp.	306	14,865
WPX Energy, Inc. (a) (b)	851	5,949

		4,669,166

PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	280	11,340

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,796	8,639
Coty, Inc. Class A (a)	334	9,295
Edgewell Personal Care Co.	253	20,374
Estee Lauder Cos., Inc. Class A	877	82,710
Herbalife, Ltd. (a) (b)	338	20,807
Nu Skin Enterprises, Inc. Class A (a)	240	9,180

		151,005

PHARMACEUTICALS — 4.9%
Akorn, Inc. (a) (b)	324	7,624
Allergan PLC (b)	1,655	443,590
Bristol-Myers Squibb Co.	7,024	448,693
Eli Lilly & Co.	4,161	299,634
Endo International PLC (a) (b)	966	27,193
Jazz Pharmaceuticals PLC (b)	252	32,898
Johnson & Johnson	11,799	1,276,652
Mallinckrodt PLC (b)	474	29,047
Merck & Co., Inc.	11,980	633,862
Mylan NV (a) (b)	1,755	81,344
Perrigo Co. PLC (a)	622	79,572
Pfizer, Inc.	26,178	775,916
Zoetis, Inc.	2,074	91,940

		4,227,965

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	169	17,421
Equifax, Inc.	496	56,688
IHS, Inc. Class A (b)	280	34,765
ManpowerGroup, Inc.	334	27,194
Nielsen Holdings PLC	1,538	80,991
Robert Half International, Inc.	604	28,134
TransUnion (b)	216	5,964
Verisk Analytics, Inc. (b)	697	55,704

		306,861

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
Alexandria Real Estate Equities, Inc. REIT (a) .	293	$26,631
American Campus Communities, Inc.	627	29,525
American Capital Agency Corp.	1,372	25,560
American Homes 4 Rent Class A	988	15,709
American Tower Corp. REIT	1,856	189,999
Annaly Capital Management, Inc.	3,924	40,260
Apartment Investment & Management Co.
Class A, REIT	681	28,479
Apple Hospitality REIT, Inc.	775	15,353
AvalonBay Communities, Inc. REIT	543	103,279
Boston Properties, Inc. REIT (a)	634	80,569
Brandywine Realty Trust	687	9,639
Brixmor Property Group, Inc.	721	18,472
Camden Property Trust (a)	347	29,179
Care Capital Properties, Inc.	335	8,991
CBL & Associates Properties, Inc.	680	8,092
Chimera Investment Corp.	847	11,511
Columbia Property Trust, Inc.	532	11,699
Communications Sales & Leasing, Inc. (b)	491	10,925
Corporate Office Properties Trust	373	9,788
Corrections Corp. of America (a)	481	15,416
Crown Castle International Corp. REIT	1,392	120,408
DDR Corp. REIT (a)	1,280	22,771
Digital Realty Trust, Inc. REIT (a)	644	56,988
Douglas Emmett, Inc. REIT	597	17,976
Duke Realty Corp.	1,592	35,884
Empire State Realty Trust, Inc. Class A (a)	464	8,134
Equinix, Inc. REIT (a)	300	99,213
Equity Commonwealth (b)	511	14,420
Equity LifeStyle Properties, Inc.	355	25,819
Equity Residential REIT	1,571	117,872
Essex Property Trust, Inc. REIT (a)	266	62,207
Extra Space Storage, Inc. REIT	543	50,749
Federal Realty Investment Trust REIT	288	44,942
Forest City Realty Trust, Inc. Class A	908	19,150
Four Corners Property Trust, Inc.	236	4,236
Gaming and Leisure Properties, Inc. (a)	352	10,884
General Growth Properties, Inc. REIT	2,413	71,738
HCP, Inc. REIT	1,877	61,153
Healthcare Trust of America, Inc. Class A	552	16,240
Hospitality Properties Trust	596	15,830
Host Hotels & Resorts, Inc. REIT	3,128	52,238
Iron Mountain, Inc. REIT (a)	989	33,537
Kilroy Realty Corp. REIT (a)	356	22,026
Kimco Realty Corp. REIT	1,690	48,638
Lamar Advertising Co. Class A	308	18,942
Liberty Property Trust REIT	601	20,109
Macerich Co. REIT	651	51,585
MFA Financial, Inc.	1,501	10,282
Mid-America Apartment Communities, Inc.	339	34,649
National Retail Properties, Inc.	610	28,182
NorthStar Realty Europe Corp.	269	3,120
NorthStar Realty Finance Corp. (a)	810	10,627

Omega Healthcare Investors, Inc.	871	30,746
Outfront Media, Inc.	623	13,145
Paramount Group, Inc. REIT (a)	866	13,813
Piedmont Office Realty Trust, Inc. Class A	664	13,486
Post Properties, Inc. REIT	222	13,262
Prologis, Inc. REIT	2,260	99,847
Public Storage REIT	617	170,187
Rayonier, Inc.	514	12,686
Realty Income Corp. REIT	1,057	66,073
Regency Centers Corp.	376	28,144
Retail Properties of America, Inc. Class A	1,070	16,959
Senior Housing Properties Trust	879	15,725
Simon Property Group, Inc. REIT	1,325	275,189
SL Green Realty Corp. REIT (a)	433	41,949
Spirit Realty Capital, Inc. REIT	1,867	21,004
Starwood Property Trust, Inc.	894	16,923
Tanger Factory Outlet Centers, Inc.	392	14,265
Taubman Centers, Inc.	273	19,446
Two Harbors Investment Corp.	1,531	12,156
UDR, Inc. REIT	1,106	42,614
Ventas, Inc. REIT (a)	1,445	90,977
VEREIT, Inc.	3,785	33,573
Vornado Realty Trust REIT	778	73,467
Weingarten Realty Investors REIT	546	20,486
Welltower, Inc. REIT	1,460	101,236
Weyerhaeuser Co. REIT	3,337	103,380
WP Carey, Inc. (a)	417	25,954
WP Glimcher, Inc.	691	6,558

		3,292,875

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	1,162	33,489
Howard Hughes Corp. (a) (b)	162	17,154
Jones Lang LaSalle, Inc.	179	21,000
Realogy Holdings Corp. (b)	653	23,580

		95,223

ROAD & RAIL — 0.8%
AMERCO (a)	36	12,863
Avis Budget Group, Inc. (b)	445	12,175
CSX Corp.	4,184	107,738
Genesee & Wyoming, Inc. Class A (a) (b)	241	15,111
Hertz Global Holdings, Inc. (b)	1,796	18,912
JB Hunt Transport Services, Inc.	375	31,590
Kansas City Southern	456	38,965
Landstar System, Inc. (a)	190	12,276
Norfolk Southern Corp.	1,292	107,559
Old Dominion Freight Line, Inc. (a) (b)	281	19,563
Ryder System, Inc.	217	14,057
Union Pacific Corp.	3,729	296,642

		687,451

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	1,290	76,355
Applied Materials, Inc.	4,741	100,414
Atmel Corp.	1,757	14,267
Broadcom, Ltd.	1,611	248,900
Cree, Inc. (a) (b)	460	13,386
Cypress Semiconductor Corp. (a)	1,383	11,977
First Solar, Inc. (b)	359	24,581

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Intel Corp.	20,190	$653,146
KLA-Tencor Corp.	683	49,729
Lam Research Corp.	670	55,342
Linear Technology Corp.	1,025	45,674
Marvell Technology Group, Ltd.	1,687	17,393
Maxim Integrated Products, Inc.	1,187	43,658
Microchip Technology, Inc. (a)	913	44,007
Micron Technology, Inc. (b)	4,392	45,984
NVIDIA Corp. (a)	2,340	83,374
ON Semiconductor Corp. (b)	1,756	16,840
Qorvo, Inc. (a) (b)	623	31,405
QUALCOMM, Inc.	6,395	327,040
Skyworks Solutions, Inc.	788	61,385
SunEdison, Inc. (a) (b)	1,101	595
SunPower Corp. (a) (b)	199	4,446
Teradyne, Inc.	824	17,790
Texas Instruments, Inc.	4,438	254,830
Xilinx, Inc.	1,085	51,462

		2,293,980

SOFTWARE — 4.4%
Activision Blizzard, Inc.	2,125	71,910
Adobe Systems, Inc. (b)	2,136	200,357
ANSYS, Inc. (a) (b)	390	34,889
Atlassian Corp. PLC Class A (b)	100	2,515
Autodesk, Inc. (b)	931	54,287
CA, Inc.	1,334	41,074
Cadence Design Systems, Inc. (b)	1,140	26,881
CDK Global, Inc.	668	31,095
Citrix Systems, Inc. (b)	650	51,077
Electronic Arts, Inc. (a) (b)	1,374	90,835
FireEye, Inc. (a) (b)	638	11,478
Fortinet, Inc. (a) (b)	564	17,275
Intuit, Inc.	1,150	119,611
Microsoft Corp.	34,433	1,901,735
NetSuite, Inc. (a) (b)	156	10,684
Nuance Communications, Inc. (b)	1,074	20,073
Oracle Corp.	13,415	548,808
PTC, Inc. (b)	517	17,144
Red Hat, Inc. (b)	782	58,267
salesforce.com, Inc. (b)	2,836	209,382
ServiceNow, Inc. (b)	650	39,767
Splunk, Inc. (a) (b)	524	25,639
SS&C Technologies Holdings, Inc. (a)	305	19,343
Symantec Corp. (a)	2,862	52,604
Synopsys, Inc. (b)	618	29,936
Tableau Software, Inc. Class A (b)	191	8,761
Ultimate Software Group, Inc. (a) (b)	121	23,413
VMware, Inc. Class A (a) (b)	349	18,256
Workday, Inc. Class A (a) (b)	487	37,421
Zynga, Inc. Class A (a) (b)	2,688	6,129

		3,780,646

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	290	7,279
Advance Auto Parts, Inc.	310	49,705
AutoNation, Inc. (a) (b)	292	13,631
AutoZone, Inc. (a) (b)	132	105,163
Bed Bath & Beyond, Inc. (a) (b)	750	37,230
Best Buy Co., Inc. (a)	1,290	41,848

Cabela’s, Inc. (b)	205	9,981
CarMax, Inc. (a) (b)	830	42,413
CST Brands, Inc. (a)	282	10,798
Dick’s Sporting Goods, Inc.	365	17,064
DSW, Inc. Class A (a)	296	8,181
Foot Locker, Inc. (a)	609	39,280
GameStop Corp. Class A (a)	471	14,945
Gap, Inc. (a)	1,099	32,311
GNC Holdings, Inc. Class A (a)	389	12,351
Home Depot, Inc.	5,528	737,601
L Brands, Inc.	1,071	94,044
Lowe’s Cos., Inc.	4,043	306,257
Michaels Cos., Inc. (b)	169	4,727
Murphy USA, Inc. (b)	197	12,106
O’Reilly Automotive, Inc. (b)	424	116,032
Office Depot, Inc. (b)	2,284	16,216
Penske Automotive Group, Inc.	178	6,746
Ross Stores, Inc.	1,750	101,325
Sally Beauty Holdings, Inc. (b)	686	22,213
Signet Jewelers, Ltd.	333	41,302
Staples, Inc.	2,711	29,902
Tiffany & Co. (a)	466	34,195
TJX Cos., Inc.	2,932	229,722
Tractor Supply Co.	574	51,924
Ulta Salon Cosmetics & Fragrance, Inc. (b)	271	52,504
Urban Outfitters, Inc. (a) (b)	436	14,427
Williams-Sonoma, Inc. (a)	409	22,389

		2,335,812

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
3D Systems Corp. (a) (b)	447	6,915
Apple, Inc.	24,507	2,671,018
EMC Corp.	8,292	220,982
Hewlett Packard Enterprise Co.	7,583	134,447
HP, Inc.	7,583	93,423
Lexmark International, Inc. Class A	250	8,357
NCR Corp. (b)	676	20,233
NetApp, Inc. (a)	1,300	35,477
SanDisk Corp.	880	66,950
Western Digital Corp. (a)	927	43,791

		3,301,593

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	230	24,237
Coach, Inc.	1,156	46,344
Fossil Group, Inc. (a) (b)	178	7,907
Hanesbrands, Inc.	1,654	46,874
Kate Spade & Co. (b)	535	13,653
lululemon athletica, Inc. (a) (b)	468	31,688
Michael Kors Holdings, Ltd. (b)	850	48,416
NIKE, Inc. Class B	5,749	353,391
PVH Corp.	339	33,581
Ralph Lauren Corp. (a)	248	23,873
Skechers U.S.A., Inc. Class A (a) (b)	508	15,469
Under Armour, Inc. Class A (b)	730	61,926
VF Corp.	1,438	93,125

		800,484

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	2,206	$35,075
TFS Financial Corp. (a)	312	5,420

		40,495

TOBACCO — 1.5%
Altria Group, Inc.	8,357	523,650
Philip Morris International, Inc.	6,564	643,994
Reynolds American, Inc.	3,501	176,135

		1,343,779

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	450	14,454
Fastenal Co. (a)	1,223	59,927
GATX Corp. (a)	195	9,262
HD Supply Holdings, Inc. (b)	713	23,579
MSC Industrial Direct Co., Inc. Class A	192	14,652
NOW, Inc. (a) (b)	445	7,885
United Rentals, Inc. (a) (b)	414	25,747
W.W. Grainger, Inc. (a)	289	67,461
Watsco, Inc.	108	14,552
WESCO International, Inc. (a) (b)	180	9,841

		247,360

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	288	19,423

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	730	50,319
Aqua America, Inc. (a)	728	23,165

		73,484

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a) (b)	3,107	10,812
T-Mobile US, Inc. (b)	1,228	47,033
Telephone & Data Systems, Inc.	386	11,615

United States Cellular Corp. (b)	54	2,467

		71,927

TOTAL COMMON STOCKS (Cost $73,321,408)		86,386,797

SHORT-TERM INVESTMENTS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	5,980,104	5,980,104
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	169,236	169,236

TOTAL SHORT-TERM INVESTMENTS (Cost $6,149,340)		6,149,340

TOTAL INVESTMENTS — 106.9%
(Cost $79,470,748)		92,536,137
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(5,970,488)

NET ASSETS — 100.0%		$86,565,649

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,133,151	$—	$—	$2,133,151
Air Freight & Logistics	593,422	—	—	593,422
Airlines	595,701	—	—	595,701
Auto Components	340,002	—	—	340,002
Automobiles	586,975	—	—	586,975
Banks	4,338,207	—	—	4,338,207
Beverages	1,854,633	—	—	1,854,633
Biotechnology	2,690,396	—	—	2,690,396
Building Products	193,797	—	—	193,797
Capital Markets	1,628,528	—	—	1,628,528
Chemicals	1,913,058	—	—	1,913,058
Commercial Services & Supplies	482,070	—	—	482,070
Communications Equipment	923,835	—	—	923,835
Construction & Engineering	135,037	—	—	135,037
Construction Materials	122,102	—	—	122,102
Consumer Finance	663,822	—	—	663,822
Containers & Packaging	385,118	—	—	385,118
Distributors	103,074	—	—	103,074

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Consumer Services	$74,683	$—	$—	$74,683
Diversified Financial Services	1,727,637	—	—	1,727,637
Diversified Telecommunication Services	2,179,865	—	—	2,179,865
Electric Utilities	1,707,159	—	—	1,707,159
Electrical Equipment	475,902	—	—	475,902
Electronic Equipment, Instruments & Components	437,379	—	—	437,379
Energy Equipment & Services	898,843	—	—	898,843
Food & Staples Retailing	1,927,890	—	—	1,927,890
Food Products	1,475,921	—	—	1,475,921
Gas Utilities	126,238	—	—	126,238
Health Care Equipment & Supplies	1,915,711	—	—	1,915,711
Health Care Providers & Services	2,192,028	—	—	2,192,028
Health Care Technology	124,935	—	—	124,935
Hotels, Restaurants & Leisure	1,797,269	—	—	1,797,269
Household Durables	484,381	—	—	484,381
Household Products	1,561,275	—	—	1,561,275
Independent Power Producers & Energy Traders	79,619	—	—	79,619
Industrial Conglomerates	2,058,547	—	—	2,058,547
Insurance	2,504,183	—	—	2,504,183
Internet & Catalog Retail	1,587,322	—	—	1,587,322
Internet Software & Services	3,431,689	—	—	3,431,689
IT Services	3,335,233	—	—	3,335,233
Leisure Equipment & Products	145,106	—	—	145,106
Life Sciences Tools & Services	603,302	—	—	603,302
Machinery	1,347,544	—	—	1,347,544
Marine	13,987	—	—	13,987
Media	2,905,552	—	—	2,905,552
Metals & Mining	345,925	—	—	345,925
Multi-Utilities	935,987	—	—	935,987
Multiline Retail	551,888	—	—	551,888
Oil, Gas & Consumable Fuels	4,669,166	—	—	4,669,166
Paper & Forest Products	11,340	—	—	11,340
Personal Products	151,005	—	—	151,005
Pharmaceuticals	4,227,965	—	—	4,227,965
Professional Services	306,861	—	—	306,861
Real Estate Investment Trusts (REITs)	3,292,875	—	—	3,292,875
Real Estate Management & Development	95,223	—	—	95,223
Road & Rail	687,451	—	—	687,451
Semiconductors & Semiconductor Equipment	2,293,980	—	—	2,293,980
Software	3,780,646	—	—	3,780,646
Specialty Retail	2,335,812	—	—	2,335,812
Technology Hardware, Storage & Peripherals	3,301,593	—	—	3,301,593
Textiles, Apparel & Luxury Goods	800,484	—	—	800,484
Thrifts & Mortgage Finance	40,495	—	—	40,495
Tobacco	1,343,779	—	—	1,343,779
Trading Companies & Distributors	247,360	—	—	247,360
Transportation Infrastructure	19,423	—	—	19,423
Water Utilities	73,484	—	—	73,484
Wireless Telecommunication Services	71,927	—	—	71,927
Short-Term Investments	6,149,340	—	—	6,149,340

TOTAL INVESTMENTS	$92,536,137	$—	$—	$92,536,137

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	1,929	$44,888
Aerojet Rocketdyne Holdings, Inc. (a) (b)	3,372	55,233
Aerovironment, Inc. (a) (b)	1,014	28,717
American Science & Engineering, Inc.	463	12,820
Astronics Corp. (a)	1,109	42,308
Cubic Corp. (b)	1,092	43,636
Curtiss-Wright Corp. (b)	2,364	178,884
DigitalGlobe, Inc. (a) (b)	3,399	58,803
Ducommun, Inc. (a)	572	8,723
Engility Holdings, Inc. (a) (b)	938	17,597
Esterline Technologies Corp. (a) (b)	1,562	100,077
HEICO Corp. (b)	929	55,861
HEICO Corp. Class A	2,079	98,960
KEYW Holding Corp. (a)	1,748	11,607
KLX, Inc. (a) (b)	2,734	87,871
Kratos Defense & Security Solutions, Inc. (a) (b)	2,399	11,875
Moog, Inc. Class A (a)	1,913	87,386
National Presto Industries, Inc.	260	21,772
Sparton Corp. (a) (b)	545	9,805
TASER International, Inc. (a) (b)	2,866	56,260
Teledyne Technologies, Inc. (a)	1,792	157,947
Vectrus, Inc. (a)	520	11,830

		1,202,860

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)	2,869	44,125
Atlas Air Worldwide Holdings, Inc. (a)	1,321	55,838
Echo Global Logistics, Inc. (a) (b)	1,633	44,352
Forward Air Corp. (b)	1,518	68,796
Hub Group, Inc. Class A (a)	1,920	78,317
Park-Ohio Holdings Corp.	468	20,040
Radiant Logistics, Inc. (a)	1,302	4,648
XPO Logistics, Inc. (a) (b)	3,694	113,406

		429,522

AIRLINES — 0.4%
Allegiant Travel Co. (b)	677	120,546
Hawaiian Holdings, Inc. (a) (b)	2,547	120,193
SkyWest, Inc.	2,523	50,435
Virgin America, Inc. (a) (b)	1,194	46,041

		337,215

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	3,918	60,298
Cooper Tire & Rubber Co.	3,046	112,763
Cooper-Standard Holding, Inc. (a)	707	50,791
Dana Holding Corp.	7,872	110,916
Dorman Products, Inc. (a)	1,352	73,576
Drew Industries, Inc. (b)	1,248	80,446
Federal-Mogul Holdings Corp. (a)	1,489	14,711
Fox Factory Holding Corp. (a)	740	11,699
Gentherm, Inc. (a)	1,826	75,943
Horizon Global Corp. (a)	913	11,486
Metaldyne Performance Group, Inc.	604	10,153
Modine Manufacturing Co. (a)	2,606	28,692
Motorcar Parts of America, Inc. (a) (b)	936	35,549

Standard Motor Products, Inc.	1,121	38,843
Stoneridge, Inc. (a)	1,592	23,180
Strattec Security Corp.	182	10,445
Superior Industries International, Inc.	1,277	28,196
Tenneco, Inc. (a)	3,094	159,372
Tower International, Inc.	1,069	29,077

		966,136

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (b)	1,586	35,606

BANKS — 9.1%
1st Source Corp.	957	30,471
Access National Corp.	520	10,312
American National Bankshares, Inc. (b)	446	11,297
Ameris Bancorp (b)	1,604	47,446
Ames National Corp. (b)	567	14,039
Arrow Financial Corp. (b)	592	15,729
Banc of California, Inc.	2,075	36,313
BancFirst Corp.	411	23,439
Banco Latinoamericano de Comercio Exterior SA	1,637	39,648
Bancorp, Inc. (a) (b)	1,820	10,410
BancorpSouth, Inc.	4,940	105,271
Bank of Marin Bancorp	263	12,945
Bank of the Ozarks, Inc. (b)	4,064	170,566
Banner Corp. (b)	1,075	45,193
Bar Harbor Bankshares (b)	260	8,637
BBCN Bancorp, Inc.	4,246	64,497
Berkshire Hills Bancorp, Inc.	1,404	37,754
Blue Hills Bancorp, Inc.	1,450	19,822
BNC Bancorp	1,483	31,321
Boston Private Financial Holdings, Inc.	4,409	50,483
Bridge Bancorp, Inc. (b)	749	22,822
Brookline Bancorp, Inc.	3,876	42,675
Bryn Mawr Bank Corp.	1,007	25,910
C1 Financial, Inc. (a)	462	11,180
Camden National Corp. (b)	437	18,354
Capital Bank Financial Corp. Class A	1,199	36,989
Capital City Bank Group, Inc. (b)	728	10,622
Cardinal Financial Corp.	1,609	32,743
Cascade Bancorp (a)	1,647	9,404
Cathay General Bancorp	4,162	117,909
CenterState Banks, Inc.	2,517	37,478
Central Pacific Financial Corp.	1,147	24,970
Century Bancorp, Inc. Class A (b)	182	7,082
Chemical Financial Corp.	1,741	62,136
Citizens & Northern Corp. (b)	697	13,856
City Holding Co. (b)	863	41,234
CNB Financial Corp.	753	13,245
CoBiz Financial, Inc. (b)	1,946	23,002
Columbia Banking System, Inc.	2,993	89,551
Community Bank System, Inc. (b)	2,164	82,686
Community Trust Bancorp, Inc.	829	29,280
CommunityOne Bancorp (a)	567	7,530
ConnectOne Bancorp, Inc. (b)	1,701	27,811
CU Bancorp (a)	910	19,265
Customers Bancorp, Inc. (a)	1,428	33,744
CVB Financial Corp. (b)	5,538	96,638
Eagle Bancorp, Inc. (a) (b)	1,604	76,992
Enterprise Bancorp, Inc. (b)	390	10,234

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Enterprise Financial Services Corp.	941	$25,445
Farmers Capital Bank Corp. (b)	390	10,304
FCB Financial Holdings, Inc. Class A (a)	1,348	44,835
Fidelity Southern Corp.	801	12,848
Financial Institutions, Inc. (b)	775	22,529
First BanCorp (a) (b)	5,432	15,861
First Bancorp (b)	1,070	20,170
First Bancorp, Inc. (b)	541	10,555
First Busey Corp.	1,336	27,361
First Business Financial Services, Inc. (b)	414	9,493
First Citizens BancShares, Inc. Class A	410	102,939
First Commonwealth Financial Corp.	4,589	40,659
First Community Bancshares, Inc. (b)	1,066	21,149
First Connecticut Bancorp, Inc. (b)	967	15,433
First Financial Bancorp	3,229	58,703
First Financial Bankshares, Inc. (b)	3,297	97,525
First Financial Corp. (b)	629	21,518
First Interstate BancSystem, Inc. Class A	962	27,061
First Merchants Corp.	2,009	47,352
First Midwest Bancorp, Inc.	3,935	70,909
First NBC Bank Holding Co. (a)	782	16,101
First of Long Island Corp.	672	19,152
FirstMerit Corp.	8,538	179,725
Flushing Financial Corp.	1,742	37,662
FNB Corp.	10,414	135,486
Franklin Financial Network, Inc. (a) (b)	260	7,020
Fulton Financial Corp. (b)	9,115	121,959
German American Bancorp, Inc. (b)	700	22,540
Glacier Bancorp, Inc. (b)	3,881	98,655
Great Southern Bancorp, Inc. (b)	575	21,350
Great Western Bancorp, Inc.	2,009	54,785
Green Bancorp, Inc. (a) (b)	650	4,921
Guaranty Bancorp	811	12,538
Hampton Roads Bankshares, Inc. (a)	1,872	3,313
Hancock Holding Co. (b)	4,033	92,598
Hanmi Financial Corp.	1,725	37,985
Heartland Financial USA, Inc.	1,001	30,821
Heritage Commerce Corp.	1,170	11,712
Heritage Financial Corp. (b)	1,592	27,971
Heritage Oaks Bancorp (b)	1,000	7,790
Hilltop Holdings, Inc. (a)	3,959	74,746
Home BancShares, Inc. (b)	2,997	122,727
HomeTrust Bancshares, Inc. (a)	1,170	21,446
Horizon Bancorp (b)	463	11,445
IBERIABANK Corp.	1,950	99,977
Independent Bank Corp.	1,297	59,610
Independent Bank Corp.	1,194	17,373
Independent Bank Group, Inc.	469	12,851
International Bancshares Corp.	2,855	70,404
Investors Bancorp, Inc.	17,131	199,405
Lakeland Bancorp, Inc.	2,077	21,082
Lakeland Financial Corp.	914	41,843
LegacyTexas Financial Group, Inc.	2,528	49,675
MainSource Financial Group, Inc.	1,144	24,127
MB Financial, Inc. (b)	3,865	125,419
Mercantile Bank Corp. (b)	881	19,752
Merchants Bancshares, Inc.	338	10,052

MidWestOne Financial Group, Inc. (b)	364	9,992
National Bank Holdings Corp. Class A	1,480	30,177
National Bankshares, Inc. (b)	393	13,488
National Commerce Corp. (a) (b)	390	9,208
National Penn Bancshares, Inc. (b)	7,273	77,385
NBT Bancorp, Inc.	2,296	61,877
OFG Bancorp (b)	2,554	17,852
Old National Bancorp (b)	6,019	73,372
Old Second Bancorp, Inc. (a)	1,432	10,267
Opus Bank	541	18,394
Pacific Continental Corp.	1,015	16,372
Pacific Premier Bancorp, Inc. (a)	1,193	25,494
Park National Corp.	707	63,630
Park Sterling Corp.	2,479	16,535
Peapack Gladstone Financial Corp.	853	14,416
Penns Woods Bancorp, Inc. (b)	260	10,020
Peoples Bancorp, Inc.	1,000	19,540
Peoples Financial Services Corp.	393	14,620
Pinnacle Financial Partners, Inc.	1,829	89,731
Preferred Bank	654	19,784
PrivateBancorp, Inc.	4,111	158,685
Prosperity Bancshares, Inc.	3,570	165,612
QCR Holdings, Inc. (b)	520	12,402
Renasant Corp. (b)	2,026	66,676
Republic Bancorp, Inc. Class A	520	13,432
S&T Bancorp, Inc.	1,839	47,373
Sandy Spring Bancorp, Inc. (b)	1,359	37,821
Seacoast Banking Corp. of Florida (a)	1,170	18,474
ServisFirst Bancshares, Inc. (b)	1,223	54,301
Sierra Bancorp	681	12,360
Simmons First National Corp. Class A (b)	1,466	66,073
South State Corp.	1,275	81,893
Southside Bancshares, Inc. (b)	1,276	33,265
Southwest Bancorp, Inc.	1,070	16,104
State Bank Financial Corp. (b)	1,768	34,936
Sterling Bancorp	6,087	96,966
Stock Yards Bancorp, Inc. (b)	749	28,859
Stonegate Bank	520	15,579
Suffolk Bancorp	645	16,280
Sun Bancorp, Inc. (a) (b)	440	9,112
Talmer Bancorp, Inc. Class A	2,555	46,220
Texas Capital Bancshares, Inc. (a) (b)	2,397	91,997
Tompkins Financial Corp. (b)	779	49,856
Towne Bank	2,244	43,062
TriCo Bancshares	1,140	28,865
TriState Capital Holdings, Inc. (a) (b)	1,147	14,452
Triumph Bancorp, Inc. (a)	919	14,548
Trustmark Corp.	3,434	79,085
UMB Financial Corp. (b)	2,009	103,725
Umpqua Holdings Corp.	11,304	179,281
Union Bankshares Corp.	2,454	60,442
United Bankshares, Inc. (b)	3,544	130,065
United Community Banks, Inc.	2,642	48,798
Univest Corp. of Pennsylvania	938	18,300
Valley National Bancorp	11,999	114,470
Washington Trust Bancorp, Inc.	779	29,072
Webster Financial Corp.	4,712	169,161
WesBanco, Inc.	2,078	61,737

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

West Bancorp, Inc. (b)	760	$13,855
Westamerica Bancorp (b)	1,248	60,790
Western Alliance Bancorp (a) (b)	4,393	146,638
Wilshire Bancorp, Inc. (b)	3,437	35,401
Wintrust Financial Corp. (b)	2,504	111,027
Yadkin Financial Corp.	2,305	54,559

		7,743,365

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	479	88,648
Coca-Cola Bottling Co. Consolidated	233	37,224
Craft Brew Alliance, Inc. (a) (b)	572	4,708
MGP Ingredients, Inc. (b)	520	12,605
National Beverage Corp. (a)	629	26,619

		169,804

BIOTECHNOLOGY — 4.4%
ACADIA Pharmaceuticals, Inc. (a) (b)	4,434	123,975
Acceleron Pharma, Inc. (a) (b)	1,321	34,861
Achillion Pharmaceuticals, Inc. (a) (b)	6,148	47,463
Acorda Therapeutics, Inc. (a) (b)	2,219	58,693
Adamas Pharmaceuticals, Inc. (a) (b)	600	8,676
Aduro Biotech, Inc. (a)	390	4,996
Advaxis, Inc. (a) (b)	1,432	12,931
Aegerion Pharmaceuticals, Inc. (a) (b)	1,593	5,894
Affimed NV (a) (b)	782	2,925
Agenus, Inc. (a) (b)	4,255	17,701
Aimmune Therapeutics, Inc. (a) (b)	537	7,282
Akebia Therapeutics, Inc. (a) (b)	1,454	13,101
Alder Biopharmaceuticals, Inc. (a) (b)	1,199	29,363
AMAG Pharmaceuticals, Inc. (a) (b)	1,794	41,980
Amicus Therapeutics, Inc. (a)	5,870	49,601
Anacor Pharmaceuticals, Inc. (a) (b)	2,131	113,902
Anthera Pharmaceuticals, Inc. (a) (b)	1,699	6,150
Applied Genetic Technologies Corp. (a)	456	6,375
Ardelyx, Inc. (a)	1,175	9,130
Arena Pharmaceuticals, Inc. (a) (b)	12,061	23,760
ARIAD Pharmaceuticals, Inc. (a)	8,602	54,967
Array BioPharma, Inc. (a) (b)	7,688	22,680
Arrowhead Research Corp. (a) (b)	2,708	13,053
Atara Biotherapeutics, Inc. (a) (b)	811	15,433
Avalanche Biotechnologies, Inc. (a)	956	4,943
Avexis, Inc. (a)	200	5,448
Axovant Sciences, Ltd. (a)	651	7,473
Bellicum Pharmaceuticals, Inc. (a) (b)	445	4,161
BioCryst Pharmaceuticals, Inc. (a)	3,668	10,380
BioSpecifics Technologies Corp. (a)	272	9,471
BioTime, Inc. (a) (b)	3,047	8,745
Blueprint Medicines Corp. (a)	390	7,039
Calithera Biosciences, Inc. (a)	418	2,374
Cara Therapeutics, Inc. (a) (b)	1,227	7,632
Catalyst Pharmaceuticals, Inc. (a)	3,514	4,111
Celldex Therapeutics, Inc. (a) (b)	5,045	19,070
Cellular Biomedicine Group, Inc. (a)	520	9,698
Cepheid (a) (b)	3,695	123,265
Chelsea Therapeutics International, Ltd. (a)	1,465	—
ChemoCentryx, Inc. (a)	1,301	3,239
Chiasma, Inc. (a)	492	4,507
Chimerix, Inc. (a) (b)	2,279	11,646

Clovis Oncology, Inc. (a) (b)	1,387	26,630
Coherus Biosciences, Inc. (a) (b)	1,296	27,514
Concert Pharmaceuticals, Inc. (a)	782	10,682
CorMedix, Inc. (a) (b)	1,957	5,186
CTI BioPharma Corp. (a) (b)	13,488	7,167
Curis, Inc. (a)	5,208	8,385
Cytokinetics, Inc. (a) (b)	1,811	12,768
CytRx Corp. (a) (b)	2,917	7,818
Dicerna Pharmaceuticals, Inc. (a) (b)	724	3,881
Durata Therapeutics, Inc. (a)	580	—
Dyax Corp. (a)	6,839	7,591
Dynavax Technologies Corp. (a) (b)	1,932	37,172
Eagle Pharmaceuticals, Inc. (a) (b)	490	19,845
Editas Medicine, Inc. (a)	300	10,362
Emergent BioSolutions, Inc. (a)	1,489	54,125
Enanta Pharmaceuticals, Inc. (a) (b)	803	23,584
Epizyme, Inc. (a)	2,224	26,955
Esperion Therapeutics, Inc. (a)	701	11,854
Exact Sciences Corp. (a) (b)	4,838	32,608
Exelixis, Inc. (a) (b)	11,901	47,604
Fibrocell Science, Inc. (a)	1,562	3,905
FibroGen, Inc. (a) (b)	2,509	53,417
Five Prime Therapeutics, Inc. (a)	1,213	49,284
Flexion Therapeutics, Inc. (a)	648	5,962
Foundation Medicine, Inc. (a) (b)	734	13,344
Galena Biopharma, Inc. (a) (b)	9,884	13,442
Genocea Biosciences, Inc. (a) (b)	862	6,672
Genomic Health, Inc. (a) (b)	931	23,061
Geron Corp. (a) (b)	8,469	24,729
Global Blood Therapeutics, Inc. (a)	333	5,281
Halozyme Therapeutics, Inc. (a) (b)	5,705	54,026
Heron Therapeutics, Inc. (a) (b)	1,640	31,144
Idera Pharmaceuticals, Inc. (a) (b)	4,837	9,577
Ignyta, Inc. (a)	1,312	8,882
Immune Design Corp. (a) (b)	670	8,710
ImmunoGen, Inc. (a)	4,422	37,675
Immunomedics, Inc. (a) (b)	5,124	12,810
Infinity Pharmaceuticals, Inc. (a) (b)	2,659	14,013
Inovio Pharmaceuticals, Inc. (a) (b)	3,642	31,722
Insmed, Inc. (a)	3,255	41,241
Insys Therapeutics, Inc. (a) (b)	1,179	18,852
Ironwood Pharmaceuticals, Inc. Class A (a) (b)	6,313	69,064
Karyopharm Therapeutics, Inc. (a)	1,301	11,605
Keryx Biopharmaceuticals, Inc. (a) (b)	5,299	24,746
Kite Pharma, Inc. (a)	1,711	78,552
La Jolla Pharmaceutical Co. (a) (b)	720	15,055
Lexicon Pharmaceuticals, Inc. (a) (b)	2,102	25,119
Ligand Pharmaceuticals, Inc. (a) (b)	885	94,775
Lion Biotechnologies, Inc. (a) (b)	2,079	10,561
Loxo Oncology, Inc. (a) (b)	520	14,217
MacroGenics, Inc. (a)	1,759	32,981
MannKind Corp. (a) (b)	11,901	19,161
Medgenics, Inc. (a)	912	4,013
Merrimack Pharmaceuticals, Inc. (a) (b)	6,149	51,467
MiMedx Group, Inc. (a) (b)	5,846	51,094
Mirati Therapeutics, Inc. (a) (b)	670	14,338
Momenta Pharmaceuticals, Inc. (a) (b)	3,126	28,884
Myriad Genetics, Inc. (a)	3,646	136,470
Navidea Biopharmaceuticals, Inc. (a) (b)	8,819	8,330

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Neurocrine Biosciences, Inc. (a)	4,443	$175,721
NewLink Genetics Corp. (a) (b)	1,037	18,873
Northwest Biotherapeutics, Inc. (a)	1,854	2,707
Novavax, Inc. (a) (b)	13,773	71,069
Oncocyte Corp. (a) (b)	151	696
OncoMed Pharmaceuticals, Inc. (a)	951	9,615
Oncothyreon, Inc. (a) (b)	3,694	4,691
Ophthotech Corp. (a) (b)	1,218	51,485
Organovo Holdings, Inc. (a)	4,754	10,316
Osiris Therapeutics, Inc. (a)	863	4,928
Otonomy, Inc. (a) (b)	1,026	15,308
OvaScience, Inc. (a) (b)	1,222	11,597
PDL BioPharma, Inc.	8,828	29,397
Peregrine Pharmaceuticals, Inc. (a) (b)	13,688	5,756
Pfenex, Inc. (a) (b)	782	7,687
Portola Pharmaceuticals, Inc. (a)	2,590	52,836
Progenics Pharmaceuticals, Inc. (a) (b)	3,866	16,856
Proteon Therapeutics, Inc. (a) (b)	390	3,019
Prothena Corp. PLC (a)	1,836	75,570
PTC Therapeutics, Inc. (a) (b)	1,800	11,592
Radius Health, Inc. (a) (b)	1,742	54,768
Raptor Pharmaceutical Corp. (a) (b)	4,216	19,394
Regulus Therapeutics, Inc. (a) (b)	1,672	11,587
Repligen Corp. (a) (b)	1,722	46,184
Retrophin, Inc. (a) (b)	1,842	25,162
Rigel Pharmaceuticals, Inc. (a)	4,833	10,053
Sage Therapeutics, Inc. (a) (b)	880	28,213
Sangamo BioSciences, Inc. (a) (b)	3,668	22,191
Sarepta Therapeutics, Inc. (a)	2,331	45,501
Seres Therapeutics, Inc. (a) (b)	409	10,863
Sorrento Therapeutics, Inc. (a) (b)	1,302	7,005
Spark Therapeutics, Inc. (a) (b)	427	12,601
Spectrum Pharmaceuticals, Inc. (a) (b)	3,415	21,719
Stemline Therapeutics, Inc. (a) (b)	902	4,203
Synergy Pharmaceuticals, Inc. (a) (b)	5,300	14,628
Synta Pharmaceuticals Corp. (a) (b)	4,097	983
T2 Biosystems, Inc. (a) (b)	617	6,084
TESARO, Inc. (a) (b)	1,272	56,006
TG Therapeutics, Inc. (a) (b)	1,859	15,839
Threshold Pharmaceuticals, Inc. (a)	2,476	1,139
Tokai Pharmaceuticals, Inc. (a) (b)	462	2,592
Trevena, Inc. (a)	1,572	13,000
Trovagene, Inc. (a) (b)	1,263	5,873
Ultragenyx Pharmaceutical, Inc. (a) (b)	2,011	127,316
Vanda Pharmaceuticals, Inc. (a)	2,243	18,751
Verastem, Inc. (a)	1,645	2,599
Versartis, Inc. (a) (b)	1,015	8,140
Vitae Pharmaceuticals, Inc. (a) (b)	862	5,715
Vital Therapies, Inc. (a) (b)	1,183	10,730
Xencor, Inc. (a)	1,624	21,794
XOMA Corp. (a) (b)	4,628	3,577
Zafgen, Inc. (a)	765	5,110
ZIOPHARM Oncology, Inc. (a) (b)	5,880	43,630

		3,770,675

BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	1,946	54,488
Advanced Drainage Systems, Inc.	1,647	35,081
American Woodmark Corp. (a)	634	47,290
Apogee Enterprises, Inc.	1,432	62,850

Builders FirstSource, Inc. (a)	2,450	27,611
Continental Building Products, Inc. (a)	1,440	26,726
Gibraltar Industries, Inc. (a)	1,681	48,077
Griffon Corp.	1,613	24,921
Insteel Industries, Inc.	1,000	30,570
Masonite International Corp. (a)	1,610	105,455
NCI Building Systems, Inc. (a)	1,579	22,422
Nortek, Inc. (a)	496	23,952
Patrick Industries, Inc. (a)	727	32,999
PGT, Inc. (a)	2,786	27,414
Ply Gem Holdings, Inc. (a)	1,192	16,748
Quanex Building Products Corp.	1,840	31,942
Simpson Manufacturing Co., Inc.	2,217	84,623
Trex Co., Inc. (a)	1,555	74,531
Universal Forest Products, Inc.	1,101	94,488

		872,188

CAPITAL MARKETS — 1.2%
Arlington Asset Investment Corp. Class A (b)	1,065	13,344
Ashford, Inc. (a) (b)	46	2,097
Associated Capital Group, Inc. Class A (a)	336	9,415
BGC Partners, Inc. Class A	9,688	87,676
Calamos Asset Management, Inc. Class A	1,179	10,010
Cohen & Steers, Inc. (b)	1,044	40,633
Cowen Group, Inc. Class A (a) (b)	6,489	24,723
Diamond Hill Investment Group, Inc.	156	27,668
Evercore Partners, Inc. Class A	1,716	88,803
Financial Engines, Inc. (b)	2,683	84,327
GAMCO Investors, Inc. Class A	336	12,452
Greenhill & Co., Inc.	1,482	32,900
HFF, Inc. Class A	1,906	52,472
Houlihan Lokey, Inc. (b)	574	14,293
INTL. FCStone, Inc. (a) (b)	775	20,716
Investment Technology Group, Inc.	1,877	41,482
Janus Capital Group, Inc.	7,624	111,539
KCG Holdings, Inc. Class A (a)	1,660	19,837
Ladenburg Thalmann Financial Services, Inc. (a)	5,792	14,480
Moelis & Co. Class A	777	21,935
OM Asset Management PLC	1,269	16,941
Oppenheimer Holdings, Inc. Class A (b)	546	8,616
Piper Jaffray Cos. (a) (b)	749	37,120
Pzena Investment Management, Inc. Class A .	629	4,749
Safeguard Scientifics, Inc. (a)	1,170	15,503
Stifel Financial Corp. (a)	3,460	102,416
Virtu Financial, Inc. Class A	912	20,164
Virtus Investment Partners, Inc. (b)	366	28,588
Westwood Holdings Group, Inc.	388	22,756
WisdomTree Investments, Inc. (b)	5,851	66,877

		1,054,532

CHEMICALS — 1.9%
A Schulman, Inc.	1,584	43,117
American Vanguard Corp. (b)	1,586	25,027
Axiall Corp.	3,603	78,690
Balchem Corp. (b)	1,639	101,651

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Calgon Carbon Corp. (b)	2,658	$37,265
Chase Corp. (b)	363	19,090
Chemtura Corp. (a)	3,436	90,711
Core Molding Technologies, Inc. (a)	390	4,867
Ferro Corp. (a)	3,384	40,168
Flotek Industries, Inc. (a) (b)	2,813	20,619
FutureFuel Corp. (b)	1,222	14,407
Hawkins, Inc. (b)	492	17,756
HB Fuller Co.	2,605	110,582
Innophos Holdings, Inc.	1,096	33,877
Innospec, Inc.	1,275	55,284
Intrepid Potash, Inc. (a) (b)	3,020	3,352
KMG Chemicals, Inc. (b)	416	9,597
Koppers Holdings, Inc. (a)	1,169	26,268
Kraton Performance Polymers, Inc. (a)	1,777	30,742
Kronos Worldwide, Inc. (b)	1,090	6,235
LSB Industries, Inc. (a) (b)	1,063	13,553
Minerals Technologies, Inc.	1,854	105,400
Olin Corp.	8,592	149,243
OMNOVA Solutions, Inc. (a)	2,606	14,489
PolyOne Corp.	4,578	138,485
Quaker Chemical Corp.	670	56,856
Rayonier Advanced Materials, Inc. (b)	1,957	18,592
Rentech, Inc. (a)	1,250	2,775
Senomyx, Inc. (a) (b)	2,217	5,764
Sensient Technologies Corp.	2,450	155,477
Solazyme, Inc. (a) (b)	3,960	8,039
Stepan Co.	1,044	57,723
Trecora Resources (a) (b)	1,118	10,755
Tredegar Corp.	1,378	21,662
Trinseo SA (a) (b)	578	21,276
Tronox, Ltd. Class A (b)	3,201	20,454

		1,569,848

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	2,892	93,441
ACCO Brands Corp. (a)	5,377	48,285
ARC Document Solutions, Inc. (a)	2,001	9,004
Brady Corp. Class A (b)	2,519	67,610
Brink’s Co.	2,528	84,916
Casella Waste Systems, Inc. Class A (a)	2,141	14,345
CECO Environmental Corp. (b)	1,791	11,122
Civeo Corp. (a)	4,890	6,015
Deluxe Corp.	2,608	162,974
Ennis, Inc.	1,456	28,465
Essendant, Inc.	2,012	64,243
G&K Services, Inc. Class A	1,014	74,275
Healthcare Services Group, Inc.	3,711	136,602
Heritage-Crystal Clean, Inc. (a)	495	4,920
Herman Miller, Inc.	3,151	97,334
HNI Corp.	2,349	92,010
InnerWorkings, Inc. (a) (b)	1,432	11,384
Interface, Inc.	3,461	64,167
Kimball International, Inc. Class B (b)	1,748	19,840
Knoll, Inc.	2,580	55,857
Matthews International Corp. Class A (b)	1,715	88,271
McGrath RentCorp	1,378	34,560
Mobile Mini, Inc.	2,382	78,654
MSA Safety, Inc.	1,534	74,169

Multi-Color Corp. (b)	681	36,331
NL Industries, Inc. (a) (b)	364	823
Quad/Graphics, Inc.	1,334	17,262
SP Plus Corp. (a)	841	20,234
Steelcase, Inc. Class A	4,305	64,231
Team, Inc. (a) (b)	1,595	48,456
Tetra Tech, Inc.	3,175	94,678
TRC Cos., Inc. (a)	782	5,670
UniFirst Corp. (b)	738	80,531
US Ecology, Inc.	1,174	51,844
Viad Corp.	1,144	33,359
VSE Corp.	255	17,312
West Corp.	2,658	60,656

		1,953,850

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	2,489	50,327
Aerohive Networks, Inc. (a)	800	3,992
Alliance Fiber Optic Products, Inc. (a) (b)	598	8,844
Applied Optoelectronics, Inc. (a)	776	11,570
Bel Fuse, Inc. Class B	549	8,015
Black Box Corp.	910	12,258
CalAmp Corp. (a)	1,946	34,892
Calix, Inc. (a) (b)	2,193	15,548
Ciena Corp. (a) (b)	6,331	120,416
Clearfield, Inc. (a)	597	9,594
Comtech Telecommunications Corp.	853	19,935
Digi International, Inc. (a)	1,437	13,551
EMCORE Corp. (a)	1,562	7,810
Extreme Networks, Inc. (a)	5,066	15,755
Finisar Corp. (a) (b)	5,405	98,587
Harmonic, Inc. (a) (b)	4,945	16,170
Infinera Corp. (a) (b)	6,896	110,750
InterDigital, Inc. (b)	1,909	106,236
Ixia (a)	3,126	38,950
KVH Industries, Inc. (a) (b)	867	8,280
NETGEAR, Inc. (a)	1,625	65,601
NetScout Systems, Inc. (a)	4,907	112,714
Oclaro, Inc. (a) (b)	4,886	26,384
Plantronics, Inc.	1,779	69,719
Polycom, Inc. (a)	6,954	77,537
Ruckus Wireless, Inc. (a)	4,148	40,692
ShoreTel, Inc. (a)	3,180	23,659
Sonus Networks, Inc. (a)	2,917	21,965
Ubiquiti Networks, Inc. (a)	1,558	51,835
ViaSat, Inc. (a) (b)	2,208	162,244

		1,363,830

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	1,854	39,101
Ameresco, Inc. Class A (a) (b)	1,075	5,128
Argan, Inc.	574	20,182
Comfort Systems USA, Inc.	2,053	65,224
Dycom Industries, Inc. (a) (b)	1,824	117,958
EMCOR Group, Inc.	3,202	155,617
Granite Construction, Inc.	2,046	97,799
Great Lakes Dredge & Dock Corp. (a) (b)	3,304	14,736
HC2 Holdings, Inc. (a) (b)	912	3,484

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MasTec, Inc. (a)	3,540	$71,650
MYR Group, Inc. (a)	1,153	28,952
Northwest Pipe Co. (a) (b)	541	4,988
NV5 Global, Inc. (a)	462	12,395
Orion Marine Group, Inc. (a) (b)	1,484	7,687
Primoris Services Corp. (b)	1,895	46,048
Tutor Perini Corp. (a)	2,064	32,074

		723,023

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	3,803	75,452
Summit Materials, Inc. Class A (a) (b)	1,791	34,835
United States Lime & Minerals, Inc. (b)	104	6,241
US Concrete, Inc. (a) (b)	783	46,651

		163,179

CONSUMER FINANCE — 0.5%
Cash America International, Inc.	1,404	54,250
Encore Capital Group, Inc. (a) (b)	1,403	36,113
Enova International, Inc. (a)	1,290	8,140
EZCORP, Inc. Class A (a) (b)	2,814	8,358
First Cash Financial Services, Inc.	1,510	69,551
Green Dot Corp. Class A (a) (b)	2,193	50,373
JG Wentworth Co. Class A (a) (b)	315	384
Nelnet, Inc. Class A	1,292	50,866
PRA Group, Inc. (a) (b)	2,478	72,828
Regional Management Corp. (a) (b)	727	12,439
World Acceptance Corp. (a)	443	16,799

		380,101

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc.	163	10,758
Berry Plastics Group, Inc. (a)	6,105	220,696
Greif, Inc. Class A	1,632	53,448
Multi Packaging Solutions International, Ltd. (a) (b)	838	13,601
Myers Industries, Inc.	1,562	20,087

		318,590

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	1,169	95,344
Fenix Parts, Inc. (a)	912	4,195
Pool Corp.	2,219	194,695
VOXX International Corp. (a)	1,009	4,510
Weyco Group, Inc. (b)	367	9,770

		308,514

DIVERSIFIED CONSUMER SERVICES — 1.0%
2U, Inc. (a) (b)	1,379	31,165
American Public Education, Inc. (a) (b)	988	20,382
Apollo Education Group, Inc. (a)	4,826	39,646
Ascent Capital Group, Inc. Class A (a) (b)	677	10,026
Bridgepoint Education, Inc. (a) (b)	783	7,893
Bright Horizons Family Solutions, Inc. (a)	1,970	127,617
Capella Education Co.	619	32,584
Career Education Corp. (a) (b)	3,837	17,420
Carriage Services, Inc. (b)	860	18,585
Chegg, Inc. (a) (b)	3,851	17,175
Collectors Universe, Inc.	362	6,009

DeVry Education Group, Inc. (b)	3,254	56,197
Grand Canyon Education, Inc. (a) (b)	2,415	103,217
Houghton Mifflin Harcourt Co. (a)	6,386	127,337
K12, Inc. (a)	1,793	17,733
Liberty Tax, Inc.	284	5,564
LifeLock, Inc. (a)	4,859	58,648
Regis Corp. (a)	2,062	31,322
Sotheby’s (b)	2,874	76,822
Strayer Education, Inc. (a) (b)	603	29,396
Universal Technical Institute, Inc. (b)	1,194	5,146
Weight Watchers International, Inc. (a) (b)	1,453	21,112

		860,996

DIVERSIFIED FINANCIAL SERVICES — 0.4%
BBX Capital Corp. Class A (a) (b)	385	6,145
FNFV Group (a) (b)	3,776	40,969
GAIN Capital Holdings, Inc.	1,223	8,023
MarketAxess Holdings, Inc. (b)	1,947	243,044
Marlin Business Services Corp.	442	6,325
NewStar Financial, Inc. (a) (b)	1,440	12,600
On Deck Capital, Inc. (a) (b)	604	4,705
PICO Holdings, Inc. (a)	1,274	13,033
Resource America, Inc. Class A	656	3,785
Tiptree Financial, Inc. Class A	1,381	7,872

		346,501

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
8x8, Inc. (a)	4,799	48,278
Atlantic Tele-Network, Inc. (b)	490	37,157
Cincinnati Bell, Inc. (a) (b)	11,532	44,629
Cogent Communications Holdings, Inc. (b)	2,423	94,570
Consolidated Communications Holdings, Inc.	2,773	71,432
FairPoint Communications, Inc. (a) (b)	1,171	17,424
General Communication, Inc. Class A (a) (b) .	1,735	31,785
Globalstar, Inc. (a) (b)	25,310	37,206
Hawaiian Telcom Holdco, Inc. (a) (b)	575	13,541
IDT Corp. Class B (b)	808	12,597
Inteliquent, Inc.	1,793	28,778
Intelsat SA (a) (b)	1,427	3,596
Iridium Communications, Inc. (a) (b)	4,428	34,848
Lumos Networks Corp. (a)	1,063	13,649
ORBCOMM, Inc. (a) (b)	2,876	29,134
pdvWireless, Inc. (a)	650	22,321
Straight Path Communications, Inc. Class B (a) (b)	490	15,205
Vonage Holdings Corp. (a) (b)	9,654	44,119
Windstream Holdings, Inc. (b)	5,186	39,828

		640,097

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	2,525	141,577
Cleco Corp.	3,150	173,911
El Paso Electric Co.	2,075	95,201
Empire District Electric Co.	2,375	78,494
Genie Energy, Ltd. Class B (a)	782	5,951
IDACORP, Inc.	2,632	196,321
MGE Energy, Inc.	1,789	93,475
Otter Tail Corp.	2,001	59,270

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

PNM Resources, Inc.	4,085	$137,746
Portland General Electric Co.	4,601	181,693

		1,163,639

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	390	7,020
AZZ, Inc.	1,329	75,221
Encore Wire Corp.	1,052	40,954
EnerSys	2,335	130,106
Enphase Energy, Inc. (a) (b)	836	1,948
Franklin Electric Co., Inc. (b)	2,509	80,715
FuelCell Energy, Inc. (a) (b)	905	6,127
Generac Holdings, Inc. (a)	3,592	133,766
General Cable Corp. (b)	2,531	30,904
LSI Industries, Inc.	1,174	13,794
Plug Power, Inc. (a) (b)	8,721	17,878
Powell Industries, Inc. (b)	494	14,726
Power Solutions International, Inc. (a) (b)	234	3,229
PowerSecure International, Inc. (a)	1,219	22,783
Preformed Line Products Co. (b)	153	5,588
Sunrun, Inc. (a) (b)	828	5,365
Thermon Group Holdings, Inc. (a)	1,759	30,888
Vicor Corp. (a)	1,016	10,648

		631,660

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Agilysys, Inc. (a)	778	7,943
Anixter International, Inc. (a) (b)	1,450	75,560
AVX Corp.	2,218	27,880
Badger Meter, Inc.	801	53,275
Belden, Inc. (b)	2,194	134,668
Benchmark Electronics, Inc. (a)	2,702	62,281
Checkpoint Systems, Inc. (a)	2,243	22,699
Coherent, Inc. (a)	1,188	109,177
Control4 Corp. (a) (b)	1,050	8,358
CTS Corp.	1,829	28,789
Daktronics, Inc. (b)	2,012	15,895
DTS, Inc. (a) (b)	889	19,362
Electro Rent Corp.	1,093	10,121
ePlus, Inc. (a)	316	25,441
Fabrinet (a) (b)	1,946	62,953
FARO Technologies, Inc. (a) (b)	941	30,310
FEI Co. (b)	2,189	194,843
GSI Group, Inc. (a)	1,690	23,930
II-VI, Inc. (a)	2,788	60,528
Insight Enterprises, Inc. (a)	1,877	53,757
InvenSense, Inc. (a) (b)	3,720	31,248
Itron, Inc. (a)	2,070	86,360
Kimball Electronics, Inc. (a)	1,308	14,610
Knowles Corp. (a)	4,477	59,007
Littelfuse, Inc.	1,178	145,024
Mercury Systems, Inc. (a)	1,774	36,012
Mesa Laboratories, Inc.	154	14,838
Methode Electronics, Inc.	2,036	59,533
MTS Systems Corp.	749	45,577
Multi-Fineline Electronix, Inc. (a)	467	10,839
Newport Corp. (a)	2,155	49,565
OSI Systems, Inc. (a)	1,009	66,079

Park Electrochemical Corp.	1,170	18,732
PC Connection, Inc.	518	13,370
Plexus Corp. (a) (b)	1,792	70,820
QLogic Corp. (a)	4,573	61,461
Rofin-Sinar Technologies, Inc. (a)	1,561	50,295
Rogers Corp. (a)	957	57,296
Sanmina Corp. (a)	3,924	91,743
ScanSource, Inc. (a)	1,541	62,226
SYNNEX Corp. (b)	1,509	139,718
Systemax, Inc. (a) (b)	598	5,244
Tech Data Corp. (a)	1,856	142,485
TTM Technologies, Inc. (a)	3,019	20,076
Universal Display Corp. (a) (b)	2,112	114,259
Vishay Intertechnology, Inc. (b)	7,299	89,121
Vishay Precision Group, Inc. (a)	676	9,471

		2,592,779

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	3,620	28,960
Atwood Oceanics, Inc. (b)	3,384	31,031
Basic Energy Services, Inc. (a) (b)	1,612	4,449
Bristow Group, Inc. (b)	1,854	35,078
C&J Energy Services, Ltd. (a) (b)	2,493	3,515
CARBO Ceramics, Inc. (b)	1,037	14,725
Era Group, Inc. (a) (b)	1,117	10,477
Exterran Corp. (a)	1,810	27,983
Fairmount Santrol Holdings, Inc. (a) (b)	3,009	7,553
Forum Energy Technologies, Inc. (a) (b)	3,102	40,946
Geospace Technologies Corp. (a) (b)	706	8,712
Gulfmark Offshore, Inc. Class A (a)	1,466	9,045
Helix Energy Solutions Group, Inc. (a)	5,513	30,873
Hornbeck Offshore Services, Inc. (a) (b)	1,845	18,321
Independence Contract Drilling, Inc. (a) (b)	1,042	4,970
ION Geophysical Corp. (a) (b)	497	4,016
Key Energy Services, Inc. (a) (b)	6,850	2,530
Matrix Service Co. (a)	1,440	25,488
McDermott International, Inc. (a)	12,399	50,712
Natural Gas Services Group, Inc. (a)	697	15,076
Newpark Resources, Inc. (a)	4,189	18,097
Nordic American Offshore, Ltd. (a) (b)	1,000	4,480
North Atlantic Drilling, Ltd. (a) (b)	392	1,074
Oil States International, Inc. (a)	2,749	86,649
Parker Drilling Co. (a)	6,566	13,920
PHI, Inc. NVDR (a)	675	12,751
Pioneer Energy Services Corp. (a) (b)	3,460	7,612
RigNet, Inc. (a) (b)	671	9,179
SEACOR Holdings, Inc. (a) (b)	935	50,911
Seventy Seven Energy, Inc. (a) (b)	2,608	1,513
Tesco Corp. (b)	1,958	16,858
TETRA Technologies, Inc. (a)	4,320	27,432
Tidewater, Inc. (b)	2,218	15,149
Unit Corp. (a) (b)	2,618	23,065
US Silica Holdings, Inc.	3,313	75,271

		738,421

FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	1,541	48,403
Casey’s General Stores, Inc.	2,012	228,000
Chefs’ Warehouse, Inc. (a) (b)	931	18,890

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Fairway Group Holdings Corp. (a) (b)	785	$275
Fresh Market, Inc. (a)	2,244	64,021
Ingles Markets, Inc. Class A (b)	626	23,475
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	497	10,571
Performance Food Group Co. (a) (b)	742	17,326
PriceSmart, Inc. (b)	1,006	85,087
Smart & Final Stores, Inc. (a) (b)	1,095	17,739
SpartanNash Co.	2,009	60,893
SUPERVALU, Inc. (a)	13,453	77,489
United Natural Foods, Inc. (a) (b)	2,616	105,425
Village Super Market, Inc. Class A (b)	333	8,045
Weis Markets, Inc. (b)	619	27,892

		793,531

FOOD PRODUCTS — 1.9%
Alico, Inc.	156	4,307
Amplify Snack Brands, Inc. (a)	990	14,177
B&G Foods, Inc. (b)	3,309	115,186
Cal-Maine Foods, Inc. (b)	1,618	83,990
Calavo Growers, Inc. (b)	809	46,162
Darling Ingredients, Inc. (a)	8,457	111,379
Dean Foods Co. (b)	4,869	84,331
Farmer Brothers Co. (a)	281	7,831
Fresh Del Monte Produce, Inc. (b)	1,731	72,823
Freshpet, Inc. (a)	1,148	8,415
Inventure Foods, Inc. (a) (b)	760	4,294
J&J Snack Foods Corp.	751	81,318
John B Sanfilippo & Son, Inc.	442	30,538
Lancaster Colony Corp.	932	103,051
Landec Corp. (a)	1,405	14,753
Lifeway Foods, Inc. (a)	260	2,816
Limoneira Co. (b)	520	7,904
Omega Protein Corp. (a)	1,092	18,499
Post Holdings, Inc. (a)	3,152	216,763
Sanderson Farms, Inc.	1,170	105,511
Seaboard Corp. (a)	14	42,042
Seneca Foods Corp. Class A (a)	442	15,355
Snyder’s-Lance, Inc.	3,615	113,800
Tootsie Roll Industries, Inc. (b)	938	32,785
TreeHouse Foods, Inc. (a) (b)	2,916	252,963

		1,590,993

GAS UTILITIES — 1.5%
Chesapeake Utilities Corp.	782	49,242
Laclede Group, Inc. (b)	2,269	153,725
New Jersey Resources Corp. (b)	4,471	162,878
Northwest Natural Gas Co.	1,422	76,575
ONE Gas, Inc.	2,667	162,954
Piedmont Natural Gas Co., Inc.	4,087	244,525
South Jersey Industries, Inc.	3,460	98,437
Southwest Gas Corp.	2,374	156,328
WGL Holdings, Inc. (b)	2,579	186,642

		1,291,306

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abaxis, Inc.	1,220	55,376
Abiomed, Inc. (a)	2,215	210,004
Accuray, Inc. (a)	4,060	23,467
Analogic Corp. (b)	681	53,806
AngioDynamics, Inc. (a)	1,378	16,936

Anika Therapeutics, Inc. (a) (b)	754	33,719
Antares Pharma, Inc. (a) (b)	6,164	5,363
AtriCure, Inc. (a) (b)	1,428	24,033
Atrion Corp. (b)	75	29,652
Cantel Medical Corp.	1,815	129,518
Cardiovascular Systems, Inc. (a)	1,780	18,459
Cerus Corp. (a)	5,045	29,917
ConforMIS, Inc. (a) (b)	486	5,225
CONMED Corp.	1,378	57,793
CryoLife, Inc. (b)	1,518	16,318
Cutera, Inc. (a)	650	7,313
Cynosure, Inc. Class A (a)	1,205	53,165
Endologix, Inc. (a)	3,861	32,278
Entellus Medical, Inc. (a)	281	5,111
Exactech, Inc. (a)	518	10,495
GenMark Diagnostics, Inc. (a) (b)	2,304	12,142
Glaukos Corp. (a) (b)	356	6,002
Globus Medical, Inc. Class A (a) (b)	3,435	81,581
Greatbatch, Inc. (a)	1,300	46,332
Haemonetics Corp. (a) (b)	2,685	93,921
Halyard Health, Inc. (a) (b)	2,348	67,458
HeartWare International, Inc. (a) (b)	929	29,189
ICU Medical, Inc. (a)	702	73,078
Inogen, Inc. (a)	803	36,119
Insulet Corp. (a) (b)	2,944	97,623
Integra LifeSciences Holdings Corp. (a) (b)	1,483	99,895
Invacare Corp. (b)	1,767	23,271
InVivo Therapeutics Holdings Corp. (a) (b)	1,302	9,088
K2M Group Holdings, Inc. (a)	854	12,665
LDR Holding Corp. (a) (b)	1,429	36,425
LeMaitre Vascular, Inc.	650	10,088
LivaNova PLC (a)	2,308	124,586
Masimo Corp. (a)	2,233	93,429
Meridian Bioscience, Inc.	2,295	47,300
Merit Medical Systems, Inc. (a)	2,349	43,433
Natus Medical, Inc. (a)	1,644	63,179
Neogen Corp. (a)	1,986	99,995
Nevro Corp. (a)	815	45,852
Novocure, Ltd. (a)	374	5,416
NuVasive, Inc. (a) (b)	2,527	122,939
Nuvectra Corp. (a)	433	2,343
NxStage Medical, Inc. (a) (b)	3,283	49,212
OraSure Technologies, Inc. (a)	3,100	22,413
Orthofix International NV (a)	879	36,496
Oxford Immunotec Global PLC (a)	893	8,850
Penumbra, Inc. (a)	286	13,156
Quidel Corp. (a) (b)	1,544	26,649
Rockwell Medical, Inc. (a) (b)	2,745	20,615
RTI Surgical, Inc. (a) (b)	3,099	12,396
SeaSpine Holdings Corp. (a)	442	6,471
Second Sight Medical Products, Inc. (a) (b)	520	2,512
Sientra, Inc. (a) (b)	462	3,160
Spectranetics Corp. (a) (b)	2,233	32,423
STAAR Surgical Co. (a) (b)	1,983	14,654
STERIS PLC (b)	4,423	314,254
SurModics, Inc. (a)	810	14,912

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Tandem Diabetes Care, Inc. (a) (b)	865	$7,534
TransEnterix, Inc. (a) (b)	2,189	9,303
Unilife Corp. (a) (b)	6,962	4,734
Utah Medical Products, Inc.	177	11,070
Vascular Solutions, Inc. (a)	910	29,602
Veracyte, Inc. (a)	811	4,379
West Pharmaceutical Services, Inc.	3,744	259,534
Wright Medical Group NV (a)	4,730	78,518
Zeltiq Aesthetics, Inc. (a)	1,615	43,863

		3,228,007

HEALTH CARE PROVIDERS & SERVICES — 2.8%
AAC Holdings, Inc. (a) (b)	392	7,758
Aceto Corp.	1,507	35,505
Addus HomeCare Corp. (a)	259	4,452
Adeptus Health, Inc. Class A (a) (b)	288	15,996
Air Methods Corp. (a) (b)	1,983	71,824
Alliance HealthCare Services, Inc. (a)	259	1,862
Almost Family, Inc. (a)	442	16,460
Amedisys, Inc. (a)	1,437	69,465
AMN Healthcare Services, Inc. (a) (b)	2,497	83,924
Amsurg Corp. (a)	2,815	209,999
BioScrip, Inc. (a) (b)	3,622	7,751
BioTelemetry, Inc. (a)	1,376	16,072
Capital Senior Living Corp. (a)	1,583	29,317
Chemed Corp. (b)	862	116,758
Civitas Solutions, Inc. (a)	608	10,597
CorVel Corp. (a) (b)	414	16,320
Cross Country Healthcare, Inc. (a)	1,704	19,818
Diplomat Pharmacy, Inc. (a)	1,868	51,183
Ensign Group, Inc. (b)	2,738	61,988
ExamWorks Group, Inc. (a) (b)	2,192	64,796
Five Star Quality Care, Inc. (a)	2,399	5,494
Genesis Healthcare, Inc. (a)	2,242	5,201
HealthEquity, Inc. (a) (b)	1,948	48,057
HealthSouth Corp.	4,747	178,630
Healthways, Inc. (a) (b)	1,777	17,930
Kindred Healthcare, Inc.	4,168	51,475
Landauer, Inc.	541	17,891
LHC Group, Inc. (a)	650	23,114
Magellan Health, Inc. (a)	1,355	92,045
Molina Healthcare, Inc. (a) (b)	2,010	129,625
National HealthCare Corp.	490	30,527
National Research Corp. Class A (b)	549	8,537
Nobilis Health Corp. (a) (b)	1,562	4,873
Owens & Minor, Inc.	3,254	131,527
PharMerica Corp. (a)	1,621	35,840
Providence Service Corp. (a)	721	36,821
RadNet, Inc. (a) (b)	1,714	8,279
Select Medical Holdings Corp. (b)	5,411	63,904
Surgery Partners, Inc. (a)	742	9,839
Surgical Care Affiliates, Inc. (a)	1,166	53,962
Team Health Holdings, Inc. (a) (b)	3,770	157,624
Teladoc, Inc. (a)	443	4,253
Triple-S Management Corp. Class B (a) (b)	1,277	31,746
Trupanion, Inc. (a) (b)	1,042	10,264
Universal American Corp. (b)	2,550	18,207
US Physical Therapy, Inc.	650	32,324
WellCare Health Plans, Inc. (a) (b)	2,334	216,478

		2,336,312

HEALTH CARE TECHNOLOGY — 0.5%
Castlight Health, Inc. Class B (a)	1,595	5,311
Computer Programs & Systems, Inc.	598	31,168
Evolent Health, Inc. Class A (a)	621	6,558
HealthStream, Inc. (a)	1,378	30,440
HMS Holdings Corp. (a)	4,414	63,341
Imprivata, Inc. (a) (b)	462	5,835
Medidata Solutions, Inc. (a) (b)	2,867	110,981
Omnicell, Inc. (a)	1,901	52,981
Press Ganey Holdings, Inc. (a)	520	15,642
Quality Systems, Inc. (b)	2,739	41,742
Vocera Communications, Inc. (a) (b)	1,119	14,267

		378,266

HOTELS, RESTAURANTS & LEISURE — 3.5%
Belmond, Ltd. Class A (a)	5,305	50,344
Biglari Holdings, Inc. (a)	95	35,312
BJ’s Restaurants, Inc. (a)	1,148	47,722
Bloomin’ Brands, Inc.	6,365	107,378
Bob Evans Farms, Inc.	1,095	51,126
Bojangles’, Inc. (a) (b)	390	6,634
Boyd Gaming Corp. (a)	4,279	88,404
Bravo Brio Restaurant Group, Inc. (a)	801	6,208
Buffalo Wild Wings, Inc. (a) (b)	964	142,788
Caesars Acquisition Co. Class A (a)	2,373	14,523
Caesars Entertainment Corp. (a) (b)	2,728	18,550
Carrols Restaurant Group, Inc. (a)	1,739	25,111
Cheesecake Factory, Inc. (b)	2,476	131,451
Churchill Downs, Inc.	708	104,699
Chuy’s Holdings, Inc. (a) (b)	905	28,118
ClubCorp Holdings, Inc.	2,062	28,951
Cracker Barrel Old Country Store, Inc. (b)	972	148,395
Dave & Buster’s Entertainment, Inc. (a) (b)	1,127	43,705
Del Frisco’s Restaurant Group, Inc. (a)	1,233	20,443
Denny’s Corp. (a)	4,033	41,782
Diamond Resorts International, Inc. (a) (b)	2,234	54,286
DineEquity, Inc.	837	78,201
El Pollo Loco Holdings, Inc. (a)	736	9,818
Eldorado Resorts, Inc. (a)	1,302	14,895
Empire Resorts, Inc. (a) (b)	382	5,214
Fiesta Restaurant Group, Inc. (a)	1,413	46,318
Habit Restaurants, Inc. Class A (a)	557	10,377
International Speedway Corp. Class A	1,508	55,660
Interval Leisure Group, Inc. (b)	2,192	31,653
Intrawest Resorts Holdings, Inc. (a)	648	5,540
Isle of Capri Casinos, Inc. (a)	1,145	16,030
J Alexander’s Holdings, Inc. (a) (b)	650	6,864
Jack in the Box, Inc.	1,759	112,347
Jamba, Inc. (a) (b)	912	11,272
Kona Grill, Inc. (a) (b)	390	5,051
Krispy Kreme Doughnuts, Inc. (a)	3,410	53,162
La Quinta Holdings, Inc. (a) (b)	4,785	59,813
Marcus Corp.	1,052	19,935
Marriott Vacations Worldwide Corp.	1,221	82,418
Monarch Casino & Resort, Inc. (a)	463	9,010
Morgans Hotel Group Co. (a) (b)	1,406	1,940
Noodles & Co. (a)	568	6,737

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Papa John’s International, Inc.	1,466	$79,443
Papa Murphy’s Holdings, Inc. (a) (b)	300	3,585
Penn National Gaming, Inc. (a) (b)	4,089	68,245
Pinnacle Entertainment, Inc. (a)	3,100	108,810
Planet Fitness, Inc. Class A (a)	747	12,131
Popeyes Louisiana Kitchen, Inc. (a)	1,193	62,108
Potbelly Corp. (a)	1,016	13,828
Red Robin Gourmet Burgers, Inc. (a)	707	45,580
Ruby Tuesday, Inc. (a)	3,361	18,082
Ruth’s Hospitality Group, Inc.	1,975	36,360
Scientific Games Corp. Class A (a) (b)	2,557	24,113
SeaWorld Entertainment, Inc.	3,656	76,995
Shake Shack, Inc. Class A (a)	306	11,420
Sonic Corp.	2,552	89,728
Speedway Motorsports, Inc. (b)	623	12,354
Texas Roadhouse, Inc. (b)	3,607	157,193
Vail Resorts, Inc.	1,894	253,228
Wingstop, Inc. (a)	453	10,274
Zoe’s Kitchen, Inc. (a)	958	37,352

		2,959,014

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc.	520	16,567
Beazer Homes USA, Inc. (a) (b)	1,855	16,176
CalAtlantic Group, Inc. (b)	3,956	132,210
Cavco Industries, Inc. (a)	498	46,543
Century Communities, Inc. (a) (b)	782	13,349
CSS Industries, Inc.	463	12,932
Ethan Allen Interiors, Inc. (b)	1,355	43,116
Flexsteel Industries, Inc. (b)	260	11,357
Green Brick Partners, Inc. (a) (b)	912	6,922
Helen of Troy, Ltd. (a)	1,477	153,150
Hooker Furniture Corp.	520	17,082
Hovnanian Enterprises, Inc. Class A (a) (b)	6,200	9,672
Installed Building Products, Inc. (a) (b)	1,000	26,610
iRobot Corp. (a) (b)	1,535	54,185
KB Home	4,200	59,976
La-Z-Boy, Inc.	2,737	73,187
LGI Homes, Inc. (a) (b)	810	19,610
Libbey, Inc.	1,144	21,278
Lifetime Brands, Inc.	545	8,213
M/I Homes, Inc. (a)	1,329	24,786
MDC Holdings, Inc. (b)	2,099	52,601
Meritage Homes Corp. (a)	2,011	73,321
NACCO Industries, Inc. Class A	260	14,927
New Home Co., Inc. (a) (b)	516	6,326
Skullcandy, Inc. (a)	962	3,425
Taylor Morrison Home Corp. Class A (a)	1,562	22,055
TRI Pointe Group, Inc. (a)	8,288	97,633
Universal Electronics, Inc. (a)	805	49,902
WCI Communities, Inc. (a) (b)	754	14,009
William Lyon Homes Class A (a) (b)	1,039	15,055
ZAGG, Inc. (a)	1,432	12,902

		1,129,077

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	2,286	37,239
HRG Group, Inc. (a)	4,331	60,331
Oil-Dri Corp. of America	260	8,783

Orchids Paper Products Co.	565	15,543
WD-40 Co.	784	84,680

		206,576

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Abengoa Yield PLC (b)	2,560	45,517
Atlantic Power Corp. (b)	6,642	16,339
Dynegy, Inc. (a) (b)	6,598	94,813
NRG Yield, Inc. Class A (b)	1,829	24,819
NRG Yield, Inc. Class C	3,257	46,380
Ormat Technologies, Inc.	1,871	77,160
Pattern Energy Group, Inc. (b)	2,986	56,943
Talen Energy Corp. (a)	4,526	40,734
TerraForm Global, Inc. Class A (a)	2,073	4,934
Vivint Solar, Inc. (a)	1,075	2,849

		410,488

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc.	1,895	30,358

INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	2,280	36,024
American Equity Investment Life Holding Co. (b)	4,349	73,063
AMERISAFE, Inc.	1,026	53,906
Argo Group International Holdings, Ltd.	1,480	84,937
Atlas Financial Holdings, Inc. (a)	600	10,884
Baldwin & Lyons, Inc. Class B	496	12,207
Citizens, Inc. (a) (b)	2,397	17,354
CNO Financial Group, Inc.	9,819	175,957
Crawford & Co. Class B (b)	1,404	9,098
Donegal Group, Inc. Class A	393	5,651
eHealth, Inc. (a) (b)	1,018	9,559
EMC Insurance Group, Inc.	317	8,131
Employers Holdings, Inc.	1,696	47,725
Enstar Group, Ltd. (a)	444	72,186
FBL Financial Group, Inc. Class A (b)	471	28,976
Federated National Holding Co.	748	14,706
Fidelity & Guaranty Life (b)	629	16,505
First American Financial Corp. (b)	5,560	211,892
Global Indemnity PLC (a)	491	15,285
Greenlight Capital Re, Ltd. Class A (a) (b)	1,559	33,971
Hallmark Financial Services, Inc. (a)	785	9,028
HCI Group, Inc. (b)	541	18,015
Heritage Insurance Holdings, Inc. (b)	1,289	20,585
Horace Mann Educators Corp.	2,167	68,672
Independence Holding Co. (b)	445	7,084
Infinity Property & Casualty Corp.	555	44,678
James River Group Holdings, Ltd.	589	19,001
Kemper Corp.	2,168	64,108
Maiden Holdings, Ltd. (b)	2,788	36,077
MBIA, Inc. (a)	6,099	53,976
National General Holdings Corp.	2,146	46,332
National Interstate Corp.	364	10,891
National Western Life Group, Inc. Class A	129	29,751
Navigators Group, Inc. (a)	575	48,225
OneBeacon Insurance Group, Ltd. Class A	1,273	16,205

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Patriot National, Inc. (a) (b)	390	$3,003
Primerica, Inc. (b)	2,522	112,305
RLI Corp. (b)	2,206	147,493
Safety Insurance Group, Inc.	723	41,254
Selective Insurance Group, Inc.	2,946	107,853
State Auto Financial Corp.	805	17,758
State National Cos., Inc.	1,411	17,779
Stewart Information Services Corp. (b)	1,179	42,774
Third Point Reinsurance, Ltd. (a) (b)	4,508	51,256
United Fire Group, Inc.	1,141	49,999
United Insurance Holdings Corp.	861	16,540
Universal Insurance Holdings, Inc.	1,683	29,957

		2,068,616

INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	1,456	11,473
Blue Nile, Inc.	697	17,920
Duluth Holdings, Inc. (a)	400	7,796
Etsy, Inc. (a)	912	7,934
EVINE Live, Inc. (a) (b)	2,103	2,461
FTD Cos., Inc. (a)	1,026	26,932
HSN, Inc.	1,659	86,782
Lands’ End, Inc. (a) (b)	862	21,990
Liberty TripAdvisor Holdings, Inc. Class A (a)	3,906	86,557
Nutrisystem, Inc.	1,586	33,100
Overstock.com, Inc. (a)	594	8,542
PetMed Express, Inc.	1,115	19,970
Shutterfly, Inc. (a)	1,789	82,956
Travelport Worldwide, Ltd.	5,578	76,195
Wayfair, Inc. Class A (a)	1,129	48,795

		539,403

INTERNET SOFTWARE & SERVICES — 2.2%
Actua Corp. (a)	2,038	18,444
Alarm.com Holdings, Inc. (a) (b)	625	14,812
Amber Road, Inc. (a) (b)	467	2,526
Angie’s List, Inc. (a)	2,323	18,747
Appfolio, Inc. Class A (a) (b)	441	5,398
Bankrate, Inc. (a) (b)	3,493	32,031
Bazaarvoice, Inc. (a)	2,581	8,130
Benefitfocus, Inc. (a) (b)	436	14,541
Blucora, Inc. (a) (b)	2,245	11,584
Box, Inc. Class A (a) (b)	660	8,092
Brightcove, Inc. (a) (b)	1,456	9,085
Carbonite, Inc. (a) (b)	932	7,428
Care.com, Inc. (a) (b)	864	5,314
ChannelAdvisor Corp. (a) (b)	1,070	12,038
Cimpress NV (a) (b)	1,659	150,455
comScore, Inc. (a) (b)	2,533	76,091
Cornerstone OnDemand, Inc. (a)	2,762	90,511
Cvent, Inc. (a)	1,199	25,659
Demandware, Inc. (a)	1,691	66,118
DHI Group, Inc. (a)	2,323	18,747
EarthLink Holdings Corp. (b)	5,759	32,654
Endurance International Group Holdings, Inc. (a)	2,826	29,758
Envestnet, Inc. (a) (b)	1,972	53,638
Everyday Health, Inc. (a)	1,052	5,891
Five9, Inc. (a) (b)	1,400	12,446

Gogo, Inc. (a)	2,917	32,116
GrubHub, Inc. (a)	3,853	96,826
GTT Communications, Inc. (a) (b)	1,120	18,525
Hortonworks, Inc. (a)	382	4,317
inContact, Inc. (a) (b)	3,384	30,084
Internap Corp. (a) (b)	2,969	8,105
Intralinks Holdings, Inc. (a)	2,113	16,650
j2 Global, Inc. (b)	2,478	152,595
Limelight Networks, Inc. (a)	2,788	5,046
Liquidity Services, Inc. (a) (b)	1,326	6,869
LivePerson, Inc. (a) (b)	3,100	18,135
LogMeIn, Inc. (a)	1,282	64,690
Marchex, Inc. Class B	2,038	9,069
Marin Software, Inc. (a)	1,379	4,165
Marketo, Inc. (a)	1,897	37,124
MINDBODY, Inc. Class A (a) (b)	539	7,185
Monster Worldwide, Inc. (a) (b)	4,747	15,475
New Relic, Inc. (a)	306	7,980
NIC, Inc.	3,527	63,592
OPOWER, Inc. (a) (b)	1,179	8,029
Q2 Holdings, Inc. (a)	910	21,876
QuinStreet, Inc. (a)	1,664	5,691
Quotient Technology, Inc. (a) (b)	3,142	33,305
RealNetworks, Inc. (a)	1,222	4,961
Reis, Inc.	470	11,069
RetailMeNot, Inc. (a)	2,012	16,116
Rocket Fuel, Inc. (a) (b)	962	3,030
SciQuest, Inc. (a) (b)	1,455	20,195
Shutterstock, Inc. (a) (b)	1,019	37,428
SPS Commerce, Inc. (a)	903	38,775
Stamps.com, Inc. (a)	775	82,367
TechTarget, Inc. (a)	757	5,617
Travelzoo, Inc. (a)	466	3,784
TrueCar, Inc. (a) (b)	2,770	15,484
United Online, Inc. (a)	650	7,501
Web.com Group, Inc. (a)	2,353	46,636
WebMD Health Corp. (a) (b)	1,987	124,446
Wix.com, Ltd. (a)	853	17,290
XO Group, Inc. (a)	1,458	23,401

		1,855,687

IT SERVICES — 2.6%
6D Global Technologies, Inc. (a)	700	210
Acxiom Corp. (a) (b)	3,931	84,281
Blackhawk Network Holdings, Inc. (a)	2,910	99,813
CACI International, Inc. Class A (a)	1,273	135,829
Cardtronics, Inc. (a) (b)	2,414	86,880
Cass Information Systems, Inc.	549	28,740
Ciber, Inc. (a) (b)	4,071	8,590
Convergys Corp. (b)	5,040	139,961
CSG Systems International, Inc.	1,789	80,791
Datalink Corp. (a)	1,093	9,990
EPAM Systems, Inc. (a)	2,504	186,974
Euronet Worldwide, Inc. (a)	2,733	202,543
Everi Holdings, Inc. (a)	3,674	8,413
EVERTEC, Inc.	3,436	48,035
ExlService Holdings, Inc. (a)	1,777	92,049
Forrester Research, Inc.	494	16,603
Hackett Group, Inc. (b)	1,483	22,423
Heartland Payment Systems, Inc.	1,940	187,346

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Lionbridge Technologies, Inc. (a)	3,050	$15,433
Luxoft Holding, Inc. (a) (b)	936	51,508
ManTech International Corp. Class A	1,303	41,683
MAXIMUS, Inc.	3,436	180,871
ModusLink Global Solutions, Inc. (a) (b)	2,076	3,052
MoneyGram International, Inc. (a)	1,769	10,826
NeuStar, Inc. Class A (a)	2,960	72,816
Perficient, Inc. (a)	1,819	39,509
PFSweb, Inc. (a) (b)	520	6,822
Science Applications International Corp.	2,338	124,709
ServiceSource International, Inc. (a) (b)	3,177	13,534
Sykes Enterprises, Inc. (a)	1,960	59,153
Syntel, Inc. (a)	1,609	80,337
TeleTech Holdings, Inc.	911	25,289
Unisys Corp. (a) (b)	2,596	19,989
Virtusa Corp. (a)	1,556	58,288

		2,243,290

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc. (b)	752	12,634
Black Diamond, Inc. (a) (b)	1,275	5,763
Callaway Golf Co.	4,242	38,687
Escalade, Inc. (b)	519	6,109
JAKKS Pacific, Inc. (a) (b)	1,067	7,938
Johnson Outdoors, Inc. Class A	260	5,777
Malibu Boats, Inc. Class A (a)	837	13,727
Marine Products Corp. (b)	572	4,341
Nautilus, Inc. (a)	1,722	33,269
Performance Sports Group, Ltd. (a) (b)	2,079	6,611
Smith & Wesson Holding Corp. (a) (b)	2,685	71,475
Sturm Ruger & Co., Inc.	963	65,850

		272,181

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (a)	1,174	16,870
Affymetrix, Inc. (a) (b)	3,882	54,387
Albany Molecular Research, Inc. (a) (b)	1,277	19,525
Cambrex Corp. (a)	1,644	72,336
Fluidigm Corp. (a) (b)	1,440	11,621
Harvard Bioscience, Inc. (a) (b)	1,562	4,717
INC Research Holdings, Inc. Class A (a) (b)	748	30,825
Luminex Corp. (a) (b)	2,053	39,828
NanoString Technologies, Inc. (a) (b)	523	7,960
NeoGenomics, Inc. (a) (b)	2,478	16,702
Pacific Biosciences of California, Inc. (a) (b) .	3,059	26,002
PAREXEL International Corp. (a) (b)	2,839	178,091
PRA Health Sciences, Inc. (a)	1,030	44,043
Sequenom, Inc. (a) (b)	6,381	8,997

		531,904

MACHINERY — 2.9%
Accuride Corp. (a)	2,271	3,520
Actuant Corp. Class A (b)	3,011	74,402
Alamo Group, Inc.	511	28,468
Albany International Corp. Class A	1,531	57,550
Altra Industrial Motion Corp.	1,508	41,892
American Railcar Industries, Inc. (b)	541	22,035
Astec Industries, Inc.	989	46,157

Barnes Group, Inc.	2,779	97,348
Blount International, Inc. (a) (b)	2,710	27,046
Briggs & Stratton Corp. (b)	2,296	54,920
Chart Industries, Inc. (a)	1,587	34,470
CIRCOR International, Inc. (b)	967	44,859
CLARCOR, Inc.	2,631	152,046
Columbus McKinnon Corp.	1,075	16,942
Commercial Vehicle Group, Inc. (a)	1,249	3,310
Douglas Dynamics, Inc. (b)	1,248	28,592
EnPro Industries, Inc.	1,193	68,812
ESCO Technologies, Inc.	1,421	55,391
ExOne Co. (a) (b)	546	7,174
Federal Signal Corp.	3,436	45,561
FreightCar America, Inc.	671	10,454
Global Brass & Copper Holdings, Inc.	1,118	27,894
Gorman-Rupp Co.	1,066	27,641
Graham Corp. (b)	567	11,289
Greenbrier Cos., Inc.	1,259	34,799
Harsco Corp.	4,213	22,961
Hillenbrand, Inc.	3,331	99,763
Hurco Cos., Inc. (b)	386	12,734
Hyster-Yale Materials Handling, Inc.	538	35,831
John Bean Technologies Corp.	1,526	86,082
Kadant, Inc.	630	28,451
LB Foster Co. Class A	546	9,915
Lindsay Corp. (b)	630	45,114
Lydall, Inc. (a)	941	30,601
Meritor, Inc. (a)	5,121	41,275
Milacron Holdings Corp. (a)	701	11,560
Miller Industries, Inc. (b)	629	12,756
Mueller Industries, Inc.	3,020	88,848
Mueller Water Products, Inc. Class A	8,340	82,399
Navistar International Corp. (a) (b)	2,748	34,405
NN, Inc. (b)	1,326	18,140
Omega Flex, Inc. (b)	156	5,426
Proto Labs, Inc. (a)	1,221	94,127
RBC Bearings, Inc. (a) (b)	1,243	91,062
Rexnord Corp. (a) (b)	5,228	105,710
Standex International Corp.	707	55,012
Sun Hydraulics Corp. (b)	1,170	38,832
Tennant Co.	962	49,524
Titan International, Inc. (b)	2,295	12,347
TriMas Corp. (a)	2,284	40,016
Twin Disc, Inc. (b)	441	4,467
Wabash National Corp. (a) (b)	3,799	50,147
Watts Water Technologies, Inc. Class A (b)	1,476	81,372
Woodward, Inc. (b)	3,331	173,279
Xerium Technologies, Inc. (a)	619	3,231

		2,487,959

MARINE — 0.1%
Eagle Bulk Shipping, Inc. (a)	1,432	516
Golden Ocean Group, Ltd. (a)	3,668	2,549
Matson, Inc.	2,243	90,101
Navios Maritime Holdings, Inc. (b)	4,138	4,676
Safe Bulkers, Inc.	2,038	1,638
Scorpio Bulkers, Inc. (a) (b)	1,336	4,382
Ultrapetrol Bahamas, Ltd. (a) (b)	1,196	323

		104,185

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MEDIA — 1.5%
AMC Entertainment Holdings, Inc. Class A	1,148	$32,133
Carmike Cinemas, Inc. (a)	1,259	37,820
Central European Media Enterprises, Ltd. Class A (a)	4,423	11,279
Crown Media Holdings, Inc. Class A (a)	1,932	9,815
Cumulus Media, Inc. Class A (a)	7,081	3,288
Daily Journal Corp. (a) (b)	52	10,176
DreamWorks Animation SKG, Inc. Class A (a)	3,906	97,455
Entercom Communications Corp. Class A (a)	1,308	13,839
Entravision Communications Corp. Class A .	2,998	22,305
Eros International PLC (a) (b)	1,349	15,527
EW Scripps Co. Class A (b)	3,019	47,066
Global Eagle Entertainment, Inc. (a) (b)	2,599	22,143
Gray Television, Inc. (a)	3,204	37,551
Harte-Hanks, Inc.	2,219	5,614
Hemisphere Media Group, Inc. (a) (b)	489	6,421
IMAX Corp. (a) (b)	3,124	97,125
Journal Media Group, Inc.	1,413	16,899
Loral Space & Communications, Inc. (a) (b)	707	24,837
MDC Partners, Inc. Class A	2,307	54,445
Media General, Inc. (a)	5,022	81,909
Meredith Corp.	1,960	93,100
National CineMedia, Inc.	3,045	46,314
New Media Investment Group, Inc. (b)	2,376	39,537
New York Times Co. Class A	7,015	87,407
Nexstar Broadcasting Group, Inc. Class A	1,613	71,408
Reading International, Inc. Class A (a)	988	11,836
Saga Communications, Inc. Class A (b)	186	7,451
Scholastic Corp.	1,375	51,384
Sinclair Broadcast Group, Inc. Class A (b)	3,462	106,456
Sizmek, Inc. (a)	1,404	4,072
Time, Inc.	5,617	86,726
Townsquare Media, Inc. Class A (a)	434	4,865
Tribune Publishing Co.	1,302	10,051
World Wrestling Entertainment, Inc. Class A (b)	1,561	27,567

		1,295,821

METALS & MINING — 0.9%
AK Steel Holding Corp. (a)	9,293	38,380
Carpenter Technology Corp. (b)	2,408	82,426
Century Aluminum Co. (a) (b)	2,687	18,943
Cliffs Natural Resources, Inc. (a) (b)	9,369	28,107
Coeur Mining, Inc. (a) (b)	7,196	40,442
Commercial Metals Co. (b)	6,133	104,077
Ferroglobe PLC	3,180	28,016
Handy & Harman, Ltd. (a)	290	7,932
Haynes International, Inc.	700	25,550
Hecla Mining Co. (b)	20,075	55,808
Kaiser Aluminum Corp.	862	72,873
Materion Corp.	1,141	30,214
Olympic Steel, Inc.	515	8,915

Real Industry, Inc. (a)	1,172	10,196
Ryerson Holding Corp. (a)	621	3,453
Schnitzer Steel Industries, Inc. Class A	1,414	26,074
Stillwater Mining Co. (a) (b)	6,240	66,456
SunCoke Energy, Inc.	3,474	22,581
TimkenSteel Corp.	1,829	16,644
Worthington Industries, Inc.	2,557	91,131

		778,218

MULTI-UTILITIES — 0.6%
Avista Corp.	3,200	130,496
Black Hills Corp.	2,601	156,398
NorthWestern Corp. (b)	2,449	151,226
Unitil Corp.	775	32,930

		471,050

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	2,512	113,768
Fred’s, Inc. Class A	2,027	30,223
Ollie’s Bargain Outlet Holdings, Inc. (a)	470	11,012
Tuesday Morning Corp. (a)	2,364	19,338

		174,341

OIL, GAS & CONSUMABLE FUELS — 1.7%
Abraxas Petroleum Corp. (a) (b)	4,298	4,341
Adams Resources & Energy, Inc.	104	4,158
Alon USA Energy, Inc. (b)	1,612	16,636
Approach Resources, Inc. (a)	1,803	2,091
Ardmore Shipping Corp. (b)	937	7,918
Bill Barrett Corp. (a) (b)	2,658	16,533
Bonanza Creek Energy, Inc. (a) (b)	2,634	4,188
Callon Petroleum Co. (a)	4,438	39,276
Carrizo Oil & Gas, Inc. (a)	3,073	95,017
Clayton Williams Energy, Inc. (a) (b)	333	2,970
Clean Energy Fuels Corp. (a) (b)	3,726	10,917
Cloud Peak Energy, Inc. (a) (b)	3,382	6,595
Contango Oil & Gas Co. (a) (b)	1,015	11,967
Delek US Holdings, Inc. (b)	2,968	45,232
DHT Holdings, Inc. (b)	4,864	28,017
Dorian LPG, Ltd. (a) (b)	1,168	10,979
Eclipse Resources Corp. (a) (b)	1,595	2,297
Energy Fuels, Inc. (a) (b)	2,079	4,595
Energy XXI, Ltd. (b)	4,967	3,094
Evolution Petroleum Corp.	884	4,296
EXCO Resources, Inc. (a) (b)	7,921	7,835
Frontline, Ltd. (b)	2,732	22,867
GasLog, Ltd. (b)	2,206	21,486
Gastar Exploration, Inc. (a) (b)	3,177	3,495
Gener8 Maritime, Inc. (a)	784	5,535
Green Plains, Inc.	1,960	31,282
Halcon Resources Corp. (a) (b)	2,791	2,682
Hallador Energy Co. (b)	437	1,997
Isramco, Inc. (a)	52	4,248
Jones Energy, Inc. Class A (a)	1,748	5,821
Matador Resources Co. (a) (b)	4,179	79,234
Navios Maritime Acquisition Corp.	4,291	6,823
Nordic American Tankers, Ltd. (b)	4,670	65,800
Northern Oil and Gas, Inc. (a) (b)	3,177	12,676
Oasis Petroleum, Inc. (a)	9,369	68,206
Pacific Ethanol, Inc. (a)	1,964	9,192
Panhandle Oil and Gas, Inc. Class A (b)	786	13,606

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Par Pacific Holdings, Inc. (a)	782	$14,670
Parsley Energy, Inc. Class A (a)	5,256	118,786
PDC Energy, Inc. (a) (b)	2,405	142,977
Peabody Energy Corp. (b)	877	2,035
Renewable Energy Group, Inc. (a) (b)	2,302	21,731
REX American Resources Corp. (a) (b)	361	20,025
Rex Energy Corp. (a) (b)	2,425	1,863
Ring Energy, Inc. (a)	932	4,707
RSP Permian, Inc. (a) (b)	3,517	102,134
Sanchez Energy Corp. (a)	2,762	15,163
Scorpio Tankers, Inc.	9,050	52,761
SemGroup Corp. Class A	2,403	53,827
Ship Finance International, Ltd. (b)	3,071	42,656
Stone Energy Corp. (a)	2,921	2,308
Synergy Resources Corp. (a) (b)	6,230	48,407
Teekay Tankers, Ltd. Class A (b)	4,539	16,658
TransAtlantic Petroleum, Ltd. (a)	1,174	880
Triangle Petroleum Corp. (a)	3,645	1,977
Ultra Petroleum Corp. (a) (b)	7,947	3,958
Uranium Energy Corp. (a)	4,296	3,213
W&T Offshore, Inc. (a) (b)	1,932	4,231
Western Refining, Inc.	3,803	110,629
Westmoreland Coal Co. (a) (b)	837	6,035

		1,475,533

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,064	42,766
Clearwater Paper Corp. (a)	1,012	49,092
Deltic Timber Corp. (b)	544	32,722
KapStone Paper and Packaging Corp. (b)	4,376	60,608
Louisiana-Pacific Corp. (a) (b)	7,366	126,106
Neenah Paper, Inc.	885	56,339
PH Glatfelter Co.	2,373	49,192
Schweitzer-Mauduit International, Inc.	1,586	49,927

		466,752

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a) (b)	1,414	11,581
Inter Parfums, Inc. (b)	885	27,346
Medifast, Inc.	630	19,020
Natural Health Trends Corp. (b)	390	12,928
Nature’s Sunshine Products, Inc.	619	5,942
Nutraceutical International Corp. (a)	468	11,396
Revlon, Inc. Class A (a) (b)	629	22,902
Synutra International, Inc. (a) (b)	946	4,702
USANA Health Sciences, Inc. (a)	281	34,119

		149,936

PHARMACEUTICALS — 1.6%
Aclaris Therapeutics, Inc. (a)	278	5,268
Aerie Pharmaceuticals, Inc. (a)	1,009	12,269
Alimera Sciences, Inc. (a) (b)	1,926	3,370
Amphastar Pharmaceuticals, Inc. (a) (b)	1,476	17,712
ANI Pharmaceuticals, Inc. (a) (b)	361	12,151
Aralez Pharmaceuticals, Inc. (a) (b)	2,810	9,975
Aratana Therapeutics, Inc. (a) (b)	1,580	8,722
Assembly Biosciences, Inc. (a)	650	3,263
BioDelivery Sciences International, Inc. (a) (b)	2,115	6,831
Catalent, Inc. (a)	4,297	114,601

Cempra, Inc. (a) (b)	1,928	33,779
Collegium Pharmaceutical, Inc. (a) (b)	390	7,078
Corcept Therapeutics, Inc. (a) (b)	2,970	13,900
Corium International, Inc. (a) (b)	771	2,976
Depomed, Inc. (a) (b)	3,102	43,211
Dermira, Inc. (a)	867	17,930
Durect Corp. (a)	5,345	7,216
Endocyte, Inc. (a)	1,489	4,616
Foamix Pharmaceuticals, Ltd. (a) (b)	1,042	6,794
Heska Corp. (a)	260	7,410
Impax Laboratories, Inc. (a) (b)	3,701	118,506
Innoviva, Inc. (b)	4,294	54,061
Intersect ENT, Inc. (a) (b)	912	17,328
Intra-Cellular Therapies, Inc. (a)	1,426	39,643
Lannett Co., Inc. (a) (b)	1,349	24,188
Medicines Co. (a)	3,476	110,433
Nektar Therapeutics (a) (b)	6,848	94,160
Ocular Therapeutix, Inc. (a) (b)	712	6,878
Omeros Corp. (a) (b)	2,104	32,275
Omthera Pharmaceuticals, Inc. (a)	24	—
Orexigen Therapeutics, Inc. (a) (b)	6,216	3,498
Pacira Pharmaceuticals, Inc. (a) (b)	1,938	102,675
Paratek Pharmaceuticals, Inc. (a) (b)	520	7,888
Pernix Therapeutics Holdings, Inc. (a) (b)	2,116	2,222
Phibro Animal Health Corp. Class A (b)	958	25,904
Prestige Brands Holdings, Inc. (a)	2,713	144,847
Relypsa, Inc. (a) (b)	1,736	23,523
Revance Therapeutics, Inc. (a) (b)	1,033	18,036
Sagent Pharmaceuticals, Inc. (a)	1,170	14,239
SciClone Pharmaceuticals, Inc. (a)	2,334	25,674
Sucampo Pharmaceuticals, Inc. Class A (a)	1,271	13,892
Supernus Pharmaceuticals, Inc. (a)	1,734	26,443
Teligent, Inc. (a) (b)	2,480	12,152
Tetraphase Pharmaceuticals, Inc. (a) (b)	1,881	8,709
TherapeuticsMD, Inc. (a) (b)	7,684	49,178
Theravance Biopharma, Inc. (a) (b)	1,623	30,512
VIVUS, Inc. (a)	4,164	5,830
XenoPort, Inc. (a) (b)	3,021	13,625
Zogenix, Inc. (a)	1,466	13,546

		1,378,937

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (b)	2,684	10,172
Advisory Board Co. (a) (b)	2,194	70,756
Barrett Business Services, Inc.	392	11,270
CBIZ, Inc. (a)	2,797	28,222
CDI Corp. (b)	785	4,930
CEB, Inc.	1,742	112,760
CRA International, Inc. (a)	567	11,136
Exponent, Inc.	1,359	69,323
Franklin Covey Co. (a)	463	8,144
FTI Consulting, Inc. (a)	2,130	75,636
GP Strategies Corp. (a)	734	20,112
Heidrick & Struggles International, Inc.	1,000	23,700
Hill International, Inc. (a)	1,251	4,216
Huron Consulting Group, Inc. (a)	1,168	67,966
ICF International, Inc. (a)	1,070	36,776
Insperity, Inc.	871	45,057

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Kelly Services, Inc. Class A (b)	1,489	$28,470
Kforce, Inc.	1,299	25,434
Korn/Ferry International	2,710	76,666
Mistras Group, Inc. (a)	859	21,277
Navigant Consulting, Inc. (a)	2,399	37,928
On Assignment, Inc. (a)	2,711	100,090
Pendrell Corp. (a)	8,933	4,734
Resources Connection, Inc.	2,194	34,139
RPX Corp. (a)	2,763	31,111
TriNet Group, Inc. (a)	1,984	28,470
TrueBlue, Inc. (a)	2,259	59,073
WageWorks, Inc. (a) (b)	1,826	92,414

		1,139,982

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.9%
Acadia Realty Trust	3,604	126,609
AG Mortgage Investment Trust, Inc. (b)	1,557	20,350
Agree Realty Corp.	1,120	43,086
Alexander’s, Inc.	101	38,436
Altisource Residential Corp. (b)	3,150	37,800
American Assets Trust, Inc.	1,829	73,014
American Capital Mortgage Investment Corp. (b)	2,762	40,546
Anworth Mortgage Asset Corp.	6,138	28,603
Apollo Commercial Real Estate Finance, Inc. (b)	3,088	50,334
Apollo Residential Mortgage, Inc.	1,767	23,713
Ares Commercial Real Estate Corp. (b)	1,725	18,889
Armada Hoffler Properties, Inc.	1,752	19,710
ARMOUR Residential REIT, Inc. (b)	1,954	42,070
Ashford Hospitality Prime, Inc.	1,665	19,431
Ashford Hospitality Trust, Inc.	3,934	25,099
Bluerock Residential Growth REIT, Inc.	912	9,923
Capstead Mortgage Corp.	4,547	44,970
CareTrust REIT, Inc.	2,708	34,392
CatchMark Timber Trust, Inc. Class A	1,880	20,360
Cedar Realty Trust, Inc.	4,757	34,393
Chatham Lodging Trust	2,063	44,210
Chesapeake Lodging Trust (b)	3,151	83,375
Colony Capital, Inc. Class A (b)	5,630	94,415
Colony Starwood Homes	2,050	50,738
CorEnergy Infrastructure Trust, Inc. (b)	544	10,940
CoreSite Realty Corp. (b)	1,300	91,013
Cousins Properties, Inc.	11,246	116,733
CubeSmart REIT	9,167	305,261
CyrusOne, Inc.	3,837	175,159
CYS Investments, Inc.	8,478	69,011
DCT Industrial Trust, Inc.	4,653	183,654
DiamondRock Hospitality Co.	10,291	104,145
DuPont Fabros Technology, Inc.	3,306	133,992
Dynex Capital, Inc. (b)	3,048	20,269
Easterly Government Properties, Inc.	728	13,483
EastGroup Properties, Inc. (b)	1,673	100,999
Education Realty Trust, Inc. (b)	3,273	136,157
EPR Properties (b)	2,909	193,798
Equity One, Inc.	4,250	121,805
FelCor Lodging Trust, Inc. (b)	7,575	61,509
First Industrial Realty Trust, Inc.	5,692	129,436
First Potomac Realty Trust	3,252	29,463
Franklin Street Properties Corp.	4,994	52,986

GEO Group, Inc. (b)	3,798	131,677
Getty Realty Corp.	1,439	28,535
Gladstone Commercial Corp. (b)	1,041	17,052
Government Properties Income Trust (b)	3,675	65,599
Gramercy Property Trust	21,801	184,218
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,124	40,823
Hatteras Financial Corp.	5,040	72,072
Healthcare Realty Trust, Inc. REIT	5,197	160,535
Hersha Hospitality Trust (b)	2,348	50,106
Highwoods Properties, Inc.	4,985	238,333
Hudson Pacific Properties, Inc.	3,837	110,966
Independence Realty Trust, Inc.	1,567	11,157
InfraREIT, Inc. (a)	1,217	20,750
Invesco Mortgage Capital, Inc.	5,917	72,069
Investors Real Estate Trust	6,108	44,344
iStar, Inc. (a) (b)	4,446	42,948
Kite Realty Group Trust	4,345	120,400
Ladder Capital Corp.	2,018	25,124
LaSalle Hotel Properties REIT	5,812	147,102
Lexington Realty Trust	10,473	90,068
LTC Properties, Inc.	1,920	86,861
Mack-Cali Realty Corp.	4,628	108,758
Medical Properties Trust, Inc. (b)	12,256	159,083
Monmouth Real Estate Investment Corp.	3,257	38,726
Monogram Residential Trust, Inc.	8,586	84,658
National Health Investors, Inc. (b)	1,975	131,377
National Storage Affiliates Trust (b)	1,042	22,090
New Residential Investment Corp.	11,824	137,513
New Senior Investment Group, Inc. (b)	4,426	45,588
New York Mortgage Trust, Inc. REIT (b)	5,260	24,932
New York REIT, Inc. (b)	8,489	85,739
NexPoint Residential Trust, Inc.	912	11,938
One Liberty Properties, Inc.	648	14,522
Orchid Island Capital, Inc. (b)	912	9,457
Parkway Properties, Inc.	4,160	65,146
Pebblebrook Hotel Trust (b)	3,719	108,111
Pennsylvania Real Estate Investment Trust (b)	3,693	80,692
PennyMac Mortgage Investment Trust (b)	3,826	52,187
Physicians Realty Trust	5,555	103,212
Potlatch Corp. (b)	2,146	67,599
Preferred Apartment Communities, Inc. Class A (b)	1,042	13,213
PS Business Parks, Inc.	1,032	103,726
QTS Realty Trust, Inc. Class A, REIT	1,406	66,616
RAIT Financial Trust	4,812	15,110
Ramco-Gershenson Properties Trust	4,241	76,465
Redwood Trust, Inc.	4,344	56,820
Resource Capital Corp. (b)	1,749	19,676
Retail Opportunity Investments Corp.	5,275	106,133
Rexford Industrial Realty, Inc. (b)	2,970	53,935
RLJ Lodging Trust	6,499	148,697
Rouse Properties, Inc.	1,946	35,767
Ryman Hospitality Properties, Inc.	2,271	116,911
Sabra Health Care REIT, Inc.	3,292	66,136
Saul Centers, Inc.	501	26,563
Select Income	3,357	77,379

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Silver Bay Realty Trust Corp.	2,009	$29,834
Sovran Self Storage, Inc.	2,004	236,372
STAG Industrial, Inc.	3,349	68,186
STORE Capital Corp.	1,996	51,656
Summit Hotel Properties, Inc.	4,376	52,381
Sun Communities, Inc. REIT	2,600	186,186
Sunstone Hotel Investors, Inc. REIT	11,049	154,686
Terreno Realty Corp. (b)	2,252	52,809
UMH Properties, Inc. (b)	1,397	13,858
United Development Funding IV (b)	1,432	4,582
Universal Health Realty Income Trust (b)	650	36,563
Urban Edge Properties (b)	4,556	117,727
Urstadt Biddle Properties, Inc. Class A	1,359	28,471
Washington Real Estate Investment Trust (b) .	3,537	103,316
Western Asset Mortgage Capital Corp. (b)	2,269	22,803
Whitestone REIT (b)	1,193	14,996
Xenia Hotels & Resorts, Inc. (b)	5,740	89,659

		8,433,578

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc.	2,544	93,314
Altisource Asset Management Corp. (a) (b)	76	897
Altisource Portfolio Solutions SA (a)	754	18,209
AV Homes, Inc. (a) (b)	489	5,555
Consolidated-Tomoka Land Co.	157	7,244
Forestar Group, Inc. (a) (b)	1,932	25,193
FRP Holdings, Inc. (a) (b)	364	12,958
Kennedy-Wilson Holdings, Inc. (b)	4,808	105,295
Marcus & Millichap, Inc. (a)	777	19,728
RE/MAX Holdings, Inc. Class A	625	21,438
RMR Group, Inc. Class A (a)	396	9,904
St. Joe Co. (a) (b)	2,971	50,953
Tejon Ranch Co. (a) (b)	782	16,086

		386,774

ROAD & RAIL — 0.5%
ArcBest Corp.	1,414	30,528
Celadon Group, Inc. (b)	1,402	14,693
Covenant Transportation Group, Inc. Class A (a) (b)	520	12,579
Heartland Express, Inc. (b)	2,777	51,513
Knight Transportation, Inc. (b)	3,226	84,360
Marten Transport, Ltd. (b)	1,277	23,906
PAM Transportation Services, Inc. (a)	100	3,080
Roadrunner Transportation Systems, Inc. (a) .	1,453	18,104
Saia, Inc. (a) (b)	1,329	37,411
Swift Transportation Co. (a) (b)	4,626	86,183
Universal Truckload Services, Inc.	260	4,282
USA Truck, Inc. (a)	359	6,764
Werner Enterprises, Inc. (b)	2,364	64,206
YRC Worldwide, Inc. (a) (b)	1,665	15,518

		453,127

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (a)	2,128	74,033

Advanced Micro Devices, Inc. (a) (b)	34,022	96,963
Alpha & Omega Semiconductor, Ltd. (a)	833	9,871
Ambarella, Inc. (a) (b)	1,661	74,247
Amkor Technology, Inc. (a)	5,452	32,112
Applied Micro Circuits Corp. (a)	3,955	25,549
Axcelis Technologies, Inc. (a)	5,948	16,654
Brooks Automation, Inc.	3,696	38,439
Cabot Microelectronics Corp.	1,225	50,115
Cascade Microtech, Inc. (a)	671	13,836
Cavium, Inc. (a)	2,839	173,633
CEVA, Inc. (a) (b)	995	22,388
Cirrus Logic, Inc. (a) (b)	3,229	117,568
Cohu, Inc.	1,355	16,097
Diodes, Inc. (a)	1,957	39,336
DSP Group, Inc. (a)	1,044	9,521
Entegris, Inc. (a)	7,250	98,745
Exar Corp. (a)	2,089	12,012
Fairchild Semiconductor International, Inc. (a)	6,106	122,120
FormFactor, Inc. (a)	2,944	21,403
Inphi Corp. (a) (b)	2,042	68,080
Integrated Device Technology, Inc. (a)	7,082	144,756
Intersil Corp. Class A	6,981	93,336
IXYS Corp.	1,329	14,911
Kopin Corp. (a) (b)	3,674	6,099
Lattice Semiconductor Corp. (a)	6,381	36,244
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	1,292	56,577
Mattson Technology, Inc. (a)	3,514	12,826
MaxLinear, Inc. Class A (a) (b)	2,866	53,021
Microsemi Corp. (a)	5,706	218,597
MKS Instruments, Inc.	2,671	100,563
Monolithic Power Systems, Inc.	2,024	128,807
Nanometrics, Inc. (a)	1,285	20,354
NeoPhotonics Corp. (a)	1,302	18,280
NVE Corp.	260	14,698
PDF Solutions, Inc. (a)	1,774	23,736
Photronics, Inc. (a)	3,364	35,019
Power Integrations, Inc.	1,570	77,966
Rambus, Inc. (a) (b)	6,110	84,013
Rudolph Technologies, Inc. (a)	1,829	24,984
Semtech Corp. (a)	3,512	77,229
Sigma Designs, Inc. (a)	1,699	11,553
Silicon Laboratories, Inc. (a) (b)	2,271	102,104
Synaptics, Inc. (a) (b)	1,880	149,911
Tessera Technologies, Inc.	2,657	82,367
Ultra Clean Holdings, Inc. (a)	1,167	6,255
Ultratech, Inc. (a) (b)	1,510	32,979
Veeco Instruments, Inc. (a)	2,139	41,668
Xcerra Corp. (a)	2,624	17,109

		2,818,684

SOFTWARE — 4.5%
A10 Networks, Inc. (a)	1,957	11,585
ACI Worldwide, Inc. (a)	6,070	126,195
American Software, Inc. Class A	1,301	11,709
Aspen Technology, Inc. (a)	4,383	158,358
AVG Technologies NV (a)	2,207	45,795
Barracuda Networks, Inc. (a) (b)	415	6,391
Blackbaud, Inc.	2,425	152,508
Bottomline Technologies de, Inc. (a) (b)	2,050	62,505

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

BroadSoft, Inc. (a) (b)	1,544	$62,300
Callidus Software, Inc. (a)	2,884	48,105
CommVault Systems, Inc. (a)	2,364	102,054
Digimarc Corp. (a) (b)	438	13,271
Digital Turbine, Inc. (a) (b)	2,348	2,794
Ebix, Inc. (b)	1,489	60,736
Ellie Mae, Inc. (a)	1,553	140,764
EnerNOC, Inc. (a) (b)	1,430	10,696
Epiq Systems, Inc.	1,748	26,255
Fair Isaac Corp.	1,631	173,033
Fleetmatics Group PLC (a)	1,948	79,303
Gigamon, Inc. (a)	1,359	42,156
Globant SA (a)	722	22,281
Glu Mobile, Inc. (a) (b)	6,072	17,123
Guidance Software, Inc. (a) (b)	905	3,892
Guidewire Software, Inc. (a)	3,616	197,000
HubSpot, Inc. (a)	941	41,046
Imperva, Inc. (a) (b)	1,433	72,367
Infoblox, Inc. (a) (b)	2,995	51,215
Interactive Intelligence Group, Inc. (a) (b)	841	30,629
Jive Software, Inc. (a) (b)	2,076	7,847
Manhattan Associates, Inc. (a)	3,779	214,912
Mentor Graphics Corp.	4,819	97,970
MicroStrategy, Inc. Class A (a)	464	83,390
MobileIron, Inc. (a)	1,793	8,104
Model N, Inc. (a) (b)	1,198	12,902
Monotype Imaging Holdings, Inc.	2,089	49,969
Park City Group, Inc. (a)	200	1,808
Paycom Software, Inc. (a) (b)	1,740	61,944
Paylocity Holding Corp. (a) (b)	800	26,192
Pegasystems, Inc.	1,946	49,390
Progress Software Corp. (a) (b)	2,607	62,881
Proofpoint, Inc. (a) (b)	2,078	111,755
PROS Holdings, Inc. (a)	1,207	14,231
QAD, Inc. Class A	629	13,366
Qlik Technologies, Inc. (a)	4,860	140,551
Qualys, Inc. (a)	1,308	33,105
Rapid7, Inc. (a) (b)	369	4,823
RealPage, Inc. (a)	2,763	57,581
RingCentral, Inc. Class A (a)	2,904	45,738
Rovi Corp. (a)	4,266	87,496
Rubicon Project, Inc. (a) (b)	1,371	25,062
Sapiens International Corp. NV (b)	1,492	17,874
Seachange International, Inc. (a) (b)	1,820	10,046
Silver Spring Networks, Inc. (a) (b)	1,820	26,845
Synchronoss Technologies, Inc. (a)	1,972	63,775
Take-Two Interactive Software, Inc. (a) (b)	4,342	163,563
Tangoe, Inc. (a) (b)	2,286	18,037
Telenav, Inc. (a)	1,707	10,071
Textura Corp. (a)	966	17,997
TiVo, Inc. (a)	5,377	51,135
TubeMogul, Inc. (a)	650	8,411
Tyler Technologies, Inc. (a)	1,751	225,196
Varonis Systems, Inc. (a) (b)	487	8,888
VASCO Data Security International, Inc. (a) (b)	1,592	24,517
Verint Systems, Inc. (a)	3,202	106,883
VirnetX Holding Corp. (a) (b)	2,347	10,773
Workiva, Inc. (a)	542	6,314
Xura, Inc. (a)	1,249	24,568

Zendesk, Inc. (a) (b)	2,845	59,546
Zix Corp. (a)	3,514	13,810

		3,851,332

SPECIALTY RETAIL — 3.0%
Abercrombie & Fitch Co. Class A (b)	3,720	117,329
America’s Car-Mart, Inc. (a) (b)	463	11,575
American Eagle Outfitters, Inc. (b)	9,384	156,431
Asbury Automotive Group, Inc. (a) (b)	1,378	82,460
Ascena Retail Group, Inc. (a)	8,872	98,124
Barnes & Noble Education, Inc. (a) (b)	1,661	16,278
Barnes & Noble, Inc. (b)	2,633	32,544
bebe stores, Inc. (a) (b)	2,010	1,105
Big 5 Sporting Goods Corp.	888	9,866
Boot Barn Holdings, Inc. (a)	579	5,443
Buckle, Inc. (b)	1,476	49,992
Build-A-Bear Workshop, Inc. (a)	647	8,405
Burlington Stores, Inc. (a)	3,931	221,079
Caleres, Inc.	2,260	63,935
Cato Corp. Class A	1,440	55,512
Chico’s FAS, Inc.	6,929	91,948
Children’s Place, Inc. (b)	1,096	91,483
Christopher & Banks Corp. (a)	2,001	4,782
Citi Trends, Inc.	833	14,852
Conn’s, Inc. (a) (b)	1,175	14,641
Container Store Group, Inc. (a)	697	4,091
Destination XL Group, Inc. (a) (b)	2,505	12,951
Express, Inc. (a)	4,216	90,265
Finish Line, Inc. Class A	2,425	51,167
Five Below, Inc. (a) (b)	2,839	117,364
Francesca’s Holdings Corp. (a) (b)	2,208	42,305
Genesco, Inc. (a) (b)	1,168	84,388
Group 1 Automotive, Inc.	1,252	73,480
Guess?, Inc. (b)	3,201	60,083
Haverty Furniture Cos., Inc.	1,096	23,191
Hibbett Sports, Inc. (a) (b)	1,297	46,562
Kirkland’s, Inc. (b)	749	13,115
Lithia Motors, Inc. Class A (b)	1,180	103,049
Lumber Liquidators Holdings, Inc. (a)	1,489	19,536
MarineMax, Inc. (a)	1,224	23,831
Mattress Firm Holding Corp. (a) (b)	1,118	47,392
Monro Muffler Brake, Inc.	1,639	117,139
Outerwall, Inc. (b)	902	33,365
Party City Holdco, Inc. (a)	1,172	17,627
Pier 1 Imports, Inc. (b)	4,291	30,080
Rent-A-Center, Inc. (b)	2,555	40,497
Restoration Hardware Holdings, Inc. (a) (b)	1,743	73,032
Select Comfort Corp. (a) (b)	2,633	51,054
Shoe Carnival, Inc. (b)	836	22,539
Sonic Automotive, Inc. Class A	1,490	27,535
Sportsman’s Warehouse Holdings, Inc. (a)	777	9,790
Stage Stores, Inc.	1,659	13,372
Stein Mart, Inc. (b)	1,534	11,244
Tailored Brands, Inc. (b)	2,502	44,786
Tile Shop Holdings, Inc. (a)	1,458	21,739
Tilly’s, Inc. Class A (a)	523	3,499
Vitamin Shoppe, Inc. (a)	1,430	44,273
West Marine, Inc. (a)	941	8,554

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Winmark Corp. (b)	132	$12,933
Zumiez, Inc. (a) (b)	1,171	23,326

		2,566,938

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Avid Technology, Inc. (a) (b)	1,562	10,559
CPI Card Group, Inc. (b)	928	7,647
Cray, Inc. (a)	2,167	90,819
Diebold, Inc. (b)	3,384	97,831
Eastman Kodak Co. (a) (b)	914	9,917
Electronics For Imaging, Inc. (a)	2,408	102,075
Imation Corp. (a)	2,218	3,438
Immersion Corp. (a)	1,558	12,869
Nimble Storage, Inc. (a)	2,426	19,020
Pure Storage, Inc. Class A (a) (b)	1,392	19,057
Quantum Corp. (a)	11,617	7,086
Silicon Graphics International Corp. (a) (b)	1,854	13,201
Stratasys, Ltd. (a)	2,608	67,599
Super Micro Computer, Inc. (a) (b)	1,854	63,184
Violin Memory, Inc. (a) (b)	4,175	2,180

		526,482

TEXTILES,APPAREL & LUXURY GOODS — 1.0%
Cherokee, Inc. (a)	390	6,938
Columbia Sportswear Co. (b)	1,529	91,878
Crocs, Inc. (a) (b)	3,890	37,422
Culp, Inc.	437	11,458
Deckers Outdoor Corp. (a) (b)	1,699	101,787
G-III Apparel Group, Ltd. (a)	2,027	99,100
Iconix Brand Group, Inc. (a) (b)	2,544	20,479
Movado Group, Inc. (b)	964	26,539
Oxford Industries, Inc.	802	53,918
Perry Ellis International, Inc. (a)	697	12,832
Sequential Brands Group, Inc. (a)	2,063	13,183
Steven Madden, Ltd. (a)	2,838	105,119
Superior Uniform Group, Inc. (b)	390	6,950
Tumi Holdings, Inc. (a) (b)	3,062	82,123
Unifi, Inc. (a)	815	18,672
Vera Bradley, Inc. (a)	1,174	23,879
Vince Holding Corp. (a) (b)	621	3,931
Wolverine World Wide, Inc.	5,279	97,239

		813,447

THRIFTS & MORTGAGE FINANCE — 2.0%
Anchor BanCorp Wisconsin, Inc. (a)	344	15,501
Astoria Financial Corp.	4,791	75,889
Bank Mutual Corp.	2,607	19,735
BankFinancial Corp.	1,233	14,574
Bear State Financial, Inc. (a)	1,074	9,956
Beneficial Bancorp, Inc. (a)	4,449	60,907
BofI Holding, Inc. (a) (b)	3,131	66,816
BSB Bancorp, Inc. (a)	390	8,763
Capitol Federal Financial, Inc.	7,457	98,880
Charter Financial Corp.	889	12,001
Clifton Bancorp, Inc.	1,378	20,835
Dime Community Bancshares, Inc.	1,742	30,694
Essent Group, Ltd. (a)	2,866	59,613
EverBank Financial Corp.	4,756	71,768
Federal Agricultural Mortgage Corp. Class C.	575	21,695

First Defiance Financial Corp.	552	21,202
Flagstar Bancorp, Inc. (a)	1,101	23,627
Fox Chase Bancorp, Inc.	681	13,157
Hingham Institution for Savings	57	6,789
HomeStreet, Inc. (a)	1,179	24,535
Impac Mortgage Holdings, Inc. (a)	390	5,409
Kearny Financial Corp.	5,044	62,293
LendingTree, Inc. (a) (b)	337	32,952
Meridian Bancorp, Inc.	2,606	36,275
Meta Financial Group, Inc.	340	15,504
MGIC Investment Corp. (a)	17,437	133,742
Nationstar Mortgage Holdings, Inc. (a) (b)	1,829	18,107
NMI Holdings, Inc. Class A (a)	2,634	13,302
Northfield Bancorp, Inc. (b)	2,336	38,404
Northwest Bancshares, Inc.	5,484	74,089
OceanFirst Financial Corp.	782	13,826
Ocwen Financial Corp. (a)	5,676	14,020
Oritani Financial Corp.	2,493	42,306
PennyMac Financial Services, Inc. Class A (a)	700	8,232
PHH Corp. (a) (b)	2,659	33,344
Provident Financial Services, Inc.	3,284	66,304
Radian Group, Inc.	9,762	121,049
Stonegate Mortgage Corp. (a) (b)	835	4,793
Territorial Bancorp, Inc. (b)	453	11,805
TrustCo Bank Corp.	5,227	31,676
United Community Financial Corp.	2,609	15,315
United Financial Bancorp, Inc.	2,763	34,786
Walker & Dunlop, Inc. (a)	1,251	30,362
Walter Investment Management Corp. (a) (b) .	2,051	15,670
Washington Federal, Inc. (b)	4,894	110,849
Waterstone Financial, Inc.	1,319	18,044
WSFS Financial Corp.	1,673	54,406

		1,733,801

TOBACCO — 0.2%
Universal Corp. (b)	1,167	66,297
Vector Group, Ltd. (b)	4,478	102,278

		168,575

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aircastle, Ltd.	3,333	74,126
Applied Industrial Technologies, Inc.	2,074	90,012
Beacon Roofing Supply, Inc. (a)	2,582	105,888
BMC Stock Holdings, Inc. (a) (b)	1,857	30,863
CAI International, Inc. (a)	957	9,245
DXP Enterprises, Inc. (a)	676	11,871
H&E Equipment Services, Inc. (b)	1,595	27,960
Kaman Corp. (b)	1,492	63,694
Lawson Products, Inc. (a)	260	5,091
MRC Global, Inc. (a)	5,586	73,400
Neff Corp. Class A (a) (b)	771	5,736
Rush Enterprises, Inc. Class A (a)	1,696	30,935
TAL International Group, Inc. (a)	1,612	24,889
Textainer Group Holdings, Ltd. (b)	1,179	17,496
Titan Machinery, Inc. (a) (b)	957	11,063
Univar, Inc. (a)	2,010	34,532
Veritiv Corp. (a) (b)	390	14,531

		631,332

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.1%
Wesco Aircraft Holdings, Inc. (a) (b)	3,349	$48,192

WATER UTILITIES — 0.3%
American States Water Co.	1,880	73,997
Artesian Resources Corp. Class A	416	11,631
California Water Service Group (b)	2,354	62,899
Connecticut Water Service, Inc.	603	27,195
Consolidated Water Co., Ltd.	650	7,911
Middlesex Water Co.	879	27,117
SJW Corp.	862	31,334
York Water Co. (b)	723	22,066

		264,150

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	2,089	16,127
NTELOS Holdings Corp. (a) (b)	808	7,434
Shenandoah Telecommunications Co.	2,622	70,138
Spok Holdings, Inc.	1,174	20,557

		114,256

TOTAL COMMON STOCKS (Cost $98,073,200)		84,935,322

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a)	154	—

TEXTILES,APPAREL & LUXURY GOODS — 0.0% (c)
Vince Holding Corp. (expiring 4/14/16) (a) (b)	621	164

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Leap Wireless International, Inc. (CVR) (expiring 3/31/16) (a) (b)	2,486	6,265

TOTAL RIGHTS (Cost $6,265)		6,429

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (Cost $0)	71	—

SHORT-TERM INVESTMENTS — 22.4%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	19,018,640	19,018,640
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	38,929	38,929

TOTAL SHORT-TERM INVESTMENTS (Cost $19,057,569)		19,057,569

TOTAL INVESTMENTS — 122.1% (Cost $117,137,034)		103,999,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.1)%		(18,836,328)

NET ASSETS — 100.0%		$85,162,992

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,202,860	$—	$—	$1,202,860
Air Freight & Logistics	429,522	—	—	429,522
Airlines	337,215	—	—	337,215
Auto Components	966,136	—	—	966,136
Automobiles.	35,606	—	—	35,606
Banks	7,743,365	—	—	7,743,365
Beverages	169,804	—	—	169,804
Biotechnology	3,763,084	7,591	—	3,770,675
Building Products	872,188	—	—	872,188
Capital Markets	1,054,532	—	—	1,054,532
Chemicals	1,569,848	—	—	1,569,848
Commercial Services & Supplies	1,953,850	—	—	1,953,850
Communications Equipment	1,363,830	—	—	1,363,830
Construction & Engineering	723,023	—	—	723,023
Construction Materials	163,179	—	—	163,179
Consumer Finance	380,101	—	—	380,101
Containers & Packaging	318,590	—	—	318,590
Distributors	308,514	—	—	308,514

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Diversified Consumer Services	$860,996	$—		$—	$860,996
Diversified Financial Services	346,501	—		—	346,501
Diversified Telecommunication Services	640,097	—		—	640,097
Electric Utilities	1,163,639	—		—	1,163,639
Electrical Equipment.	631,660	—		—	631,660
Electronic Equipment, Instruments & Components	2,592,779	—		—	2,592,779
Energy Equipment & Services	738,421	—		—	738,421
Food & Staples Retailing	793,531	—		—	793,531
Food Products	1,590,993	—		—	1,590,993
Gas Utilities	1,291,306	—		—	1,291,306
Health Care Equipment & Supplies	3,228,007	—		—	3,228,007
Health Care Providers & Services	2,336,312	—		—	2,336,312
Health Care Technology	378,266	—		—	378,266
Hotels, Restaurants & Leisure	2,959,014	—		—	2,959,014
Household Durables	1,129,077	—		—	1,129,077
Household Products	206,576	—		—	206,576
Independent Power Producers & Energy Traders	410,488	—		—	410,488
Industrial Conglomerates	30,358	—		—	30,358
Insurance	2,068,616	—		—	2,068,616
Internet & Catalog Retail	539,403	—		—	539,403
Internet Software & Services	1,855,687	—		—	1,855,687
IT Services.	2,243,290	—		—	2,243,290
Leisure Equipment & Products	272,181	—		—	272,181
Life Sciences Tools & Services	531,904	—		—	531,904
Machinery	2,487,959	—		—	2,487,959
Marine	104,185	—		—	104,185
Media	1,295,821	—		—	1,295,821
Metals & Mining	778,218	—		—	778,218
Multi-Utilities	471,050	—		—	471,050
Multiline Retail	174,341	—		—	174,341
Oil, Gas & Consumable Fuels	1,475,533	—		—	1,475,533
Paper & Forest Products	466,752	—		—	466,752
Personal Products	149,936	—		—	149,936
Pharmaceuticals	1,378,937	—		—	1,378,937
Professional Services	1,139,982	—		—	1,139,982
Real Estate Investment Trusts (REITs)	8,428,996	4,582		—	8,433,578
Real Estate Management & Development	386,774	—		—	386,774
Road & Rail	453,127	—		—	453,127
Semiconductors & Semiconductor Equipment	2,818,684	—		—	2,818,684
Software	3,851,332	—		—	3,851,332
Specialty Retail	2,566,938	—		—	2,566,938
Technology Hardware, Storage & Peripherals	526,482	—		—	526,482
Textiles, Apparel & Luxury Goods	813,447	—		—	813,447
Thrifts & Mortgage Finance.	1,733,801	—		—	1,733,801
Tobacco	168,575	—		—	168,575
Trading Companies & Distributors	631,332	—		—	631,332
Transportation Infrastructure	48,192	—		—	48,192
Water Utilities	264,150	—		—	264,150
Wireless Telecommunication Services	114,256	—		—	114,256
Rights
Biotechnology	—	0	(a)	—	—
Textiles, Apparel & Luxury Goods	164	—		—	164
Wireless Telecommunication Services	—	6,265		—	6,265
Warrants
Oil, Gas & Consumable Fuels	—	0	(a)	—	—
Short-Term Investments	19,057,569	—		—	19,057,569

TOTAL INVESTMENTS	$103,980,882	$18,438		$—	$103,999,320

(a)	Fund held Level 2 securities that were valued at $0 at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
L-3 Communications Holdings, Inc.	17,446	$2,067,351
Raytheon Co.	22,552	2,765,552

		4,832,903

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	24,294	1,803,344
Expeditors International of Washington, Inc.	16,219	791,649

		2,594,993

AIRLINES — 0.2%
Copa Holdings SA Class A	11,598	785,765

AUTO COMPONENTS — 0.2%
Gentex Corp.	51,299	804,881

AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	24,877	1,276,937
Thor Industries, Inc.	15,338	978,104

		2,255,041

BANKS — 0.1%
Bank of Hawaii Corp.	2,823	192,754
BOK Financial Corp.	2,145	117,160

		309,914

BEVERAGES — 1.7%
Coca-Cola Enterprises, Inc.	54,443	2,762,438
Dr. Pepper Snapple Group, Inc.	18,036	1,612,779
Molson Coors Brewing Co. Class B	16,437	1,580,911

		5,956,128

BUILDING PRODUCTS — 0.2%
Owens Corning	11,296	534,075

CAPITAL MARKETS — 1.9%
Artisan Partners Asset Management, Inc. Class A	7,117	219,488
Eaton Vance Corp.	33,065	1,108,339
Federated Investors, Inc. Class B	32,308	932,086
Invesco, Ltd.	29,935	921,100
Lazard, Ltd. Class A	20,108	780,190
LPL Financial Holdings, Inc.	12,539	310,967
T Rowe Price Group, Inc.	23,611	1,734,464
Waddell & Reed Financial, Inc. Class A	28,933	681,083

		6,687,717

CHEMICALS — 2.5%
Airgas, Inc.	9,914	1,404,219
Albemarle Corp.	10,731	686,033
Cabot Corp.	22,285	1,077,034
Celanese Corp. Series A	11,791	772,310
CF Industries Holdings, Inc.	24,978	782,810
Eastman Chemical Co.	10,242	739,780
Huntsman Corp.	30,502	405,677
Mosaic Co.	29,281	790,587
RPM International, Inc.	12,426	588,123
Scotts Miracle-Gro Co. Class A	14,560	1,059,531
Valspar Corp.	5,648	604,449

		8,910,553

COMMERCIAL SERVICES & SUPPLIES — 3.4%
ADT Corp.	59,452	2,452,990

Covanta Holding Corp.	25,985	438,107
KAR Auction Services, Inc.	17,998	686,444
Pitney Bowes, Inc.	52,162	1,123,570
Republic Services, Inc.	28,736	1,369,270
RR Donnelley & Sons Co.	73,248	1,201,267
Tyco International PLC	63,792	2,341,804
Waste Management, Inc.	41,978	2,476,702

		12,090,154

COMMUNICATIONS EQUIPMENT — 0.4%
Harris Corp.	19,273	1,500,596

CONSTRUCTION & ENGINEERING — 0.6%
Fluor Corp.	16,555	889,003
KBR, Inc.	49,506	766,353
Valmont Industries, Inc.	2,237	277,030

		1,932,386

CONSUMER FINANCE — 0.1%
Navient Corp.	40,894	489,501

CONTAINERS & PACKAGING — 3.1%
AptarGroup, Inc.	13,032	1,021,839
Avery Dennison Corp.	28,969	2,088,955
Bemis Co., Inc.	24,304	1,258,461
International Paper Co.	67,871	2,785,426
Packaging Corp. of America	34,114	2,060,486
Silgan Holdings, Inc.	2,938	156,213
Sonoco Products Co.	35,365	1,717,678

		11,089,058

DISTRIBUTORS — 1.2%
Genuine Parts Co.	42,959	4,268,406

DIVERSIFIED CONSUMER SERVICES — 0.7%
H&R Block, Inc.	87,757	2,318,540

DIVERSIFIED FINANCIAL SERVICES — 0.1%
CBOE Holdings, Inc.	5,761	376,366

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
CenturyLink, Inc.	196,855	6,291,486
Frontier Communications Corp.	350,117	1,957,154

		8,248,640

ELECTRIC UTILITIES — 5.7%
American Electric Power Co., Inc.	23,083	1,532,711
Edison International	17,133	1,231,691
Entergy Corp.	25,726	2,039,557
Eversource Energy	18,334	1,069,606
Exelon Corp.	41,446	1,486,254
FirstEnergy Corp.	36,305	1,305,891
Great Plains Energy, Inc.	30,750	991,688
Hawaiian Electric Industries, Inc.	17,283	559,969
ITC Holdings Corp.	4,857	211,619
OGE Energy Corp.	32,308	924,978
PG&E Corp.	19,452	1,161,673
Pinnacle West Capital Corp.	21,259	1,595,913
PPL Corp.	45,551	1,734,127
Southern Co.	25,199	1,303,544
Westar Energy, Inc.	24,554	1,218,124
Xcel Energy, Inc.	37,701	1,576,656

		19,944,001

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.7%
Emerson Electric Co.	53,530	$2,910,961
Hubbell, Inc.	11,615	1,230,377
Regal Beloit Corp.	3,162	199,491
Rockwell Automation, Inc.	13,321	1,515,264

		5,856,093

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Avnet, Inc.	11,072	490,490
Corning, Inc.	145,523	3,039,975
FLIR Systems, Inc.	11,411	375,992
Jabil Circuit, Inc.	13,443	259,047
National Instruments Corp.	17,285	520,451

		4,685,955

ENERGY EQUIPMENT & SERVICES — 3.4%
Diamond Offshore Drilling, Inc.	22,142	481,146
Ensco PLC Class A	80,660	836,444
Frank’s International NV	11,863	195,502
Helmerich & Payne, Inc.	33,642	1,975,458
Nabors Industries, Ltd.	43,719	402,215
National Oilwell Varco, Inc.	135,546	4,215,481
Noble Corp. PLC	83,360	862,776
Oceaneering International, Inc.	34,663	1,152,198
Patterson-UTI Energy, Inc.	51,698	910,919
RPC, Inc.	19,769	280,324
Seadrill, Ltd. (a)	128,669	424,608
Superior Energy Services, Inc.	24,402	326,743

		12,063,814

FOOD & STAPLES RETAILING — 1.6%
Sysco Corp.	122,310	5,715,546

FOOD PRODUCTS — 3.7%
Bunge, Ltd.	18,215	1,032,244
Campbell Soup Co.	20,556	1,311,267
ConAgra Foods, Inc.	37,792	1,686,279
Flowers Foods, Inc.	47,107	869,595
Hershey Co.	12,782	1,177,095
Hormel Foods Corp.	17,284	747,360
Ingredion, Inc.	18,940	2,022,603
Kellogg Co.	30,604	2,342,736
McCormick & Co., Inc.	14,208	1,413,412
Pinnacle Foods, Inc.	8,812	393,720

		12,996,311

GAS UTILITIES — 1.4%
AGL Resources, Inc.	22,232	1,448,192
Atmos Energy Corp.	15,907	1,181,254
National Fuel Gas Co.	13,556	678,478
Questar Corp.	27,223	675,130
UGI Corp.	26,017	1,048,225

		5,031,279

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
ResMed, Inc.	24,783	1,432,953

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Patterson Cos., Inc.	16,055	747,039
Quest Diagnostics, Inc.	17,027	1,216,579

		1,963,618

HOTELS, RESTAURANTS & LEISURE — 2.4%
Brinker International, Inc.	18,162	834,544
Extended Stay America, Inc.	6,778	110,481
International Game Technology PLC	20,899	381,407
Las Vegas Sands Corp.	30,901	1,596,964
Six Flags Entertainment Corp.	18,137	1,006,422
Starwood Hotels & Resorts Worldwide, Inc.	13,782	1,149,832
Wendy’s Co.	16,266	177,137
Wyndham Worldwide Corp.	9,940	759,714
Wynn Resorts, Ltd.	24,594	2,297,818

		8,314,319

HOUSEHOLD DURABLES — 1.1%
Garmin, Ltd.	41,273	1,649,269
Leggett & Platt, Inc.	25,471	1,232,796
Tupperware Brands Corp.	17,170	995,517

		3,877,582

HOUSEHOLD PRODUCTS — 1.6%
Clorox Co.	16,066	2,025,280
Kimberly-Clark Corp.	28,128	3,783,497

		5,808,777

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	40,219	474,584
NRG Energy, Inc.	14,912	194,005

		668,589

INSURANCE — 5.1%
Allied World Assurance Co. Holdings AG	18,224	636,747
American National Insurance Co.	1,130	130,515
AmTrust Financial Services, Inc.	7,680	198,758
Arthur J Gallagher & Co.	14,927	663,953
Aspen Insurance Holdings, Ltd.	10,166	484,918
Assurant, Inc.	4,407	340,000
Assured Guaranty, Ltd.	38,080	963,424
Axis Capital Holdings, Ltd.	26,243	1,455,437
Cincinnati Financial Corp.	25,927	1,694,589
CNA Financial Corp.	1,808	58,181
Endurance Specialty Holdings, Ltd.	10,392	679,013
Erie Indemnity Co. Class A	3,503	325,744
Everest Re Group, Ltd.	10,327	2,038,860
FNF Group	23,961	812,278
Hanover Insurance Group, Inc.	6,439	580,927
Mercury General Corp.	9,151	507,880
Old Republic International Corp.	91,107	1,665,436
ProAssurance Corp.	13,507	683,454
Progressive Corp.	56,893	1,999,220
RenaissanceRe Holdings, Ltd.	4,518	541,392
Validus Holdings, Ltd.	29,654	1,399,372

		17,860,098

IT SERVICES — 3.3%
Booz Allen Hamilton Holding Corp.	19,317	584,919
Broadridge Financial Solutions, Inc.	20,182	1,196,994
Computer Sciences Corp.	12,087	415,672
CSRA, Inc.	12,315	331,274
Jack Henry & Associates, Inc.	6,778	573,215
Leidos Holdings, Inc.	23,331	1,174,016
Paychex, Inc.	36,125	1,951,111

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Western Union Co.	156,260	$3,014,255
Xerox Corp.	217,366	2,425,805

		11,667,261

LEISURE EQUIPMENT & PRODUCTS — 1.4%
Hasbro, Inc.	12,862	1,030,246
Mattel, Inc.	117,522	3,951,090

		4,981,336

MACHINERY — 4.6%
Allison Transmission Holdings, Inc.	16,155	435,862
Crane Co.	16,668	897,738
Cummins, Inc.	21,752	2,391,415
Donaldson Co., Inc.	30,048	958,832
Dover Corp.	39,631	2,549,462
Flowserve Corp.	9,490	421,451
Graco, Inc.	6,326	531,131
IDEX Corp.	6,552	543,030
ITT Corp.	9,264	341,749
Joy Global, Inc.	15,927	255,947
Kennametal, Inc.	11,861	266,754
Lincoln Electric Holdings, Inc.	15,588	912,989
Parker-Hannifin Corp.	13,391	1,487,472
Pentair PLC	21,012	1,140,111
SPX Corp.	11,522	173,060
SPX FLOW, Inc. (a)	11,522	288,972
Stanley Black & Decker, Inc.	10,065	1,058,939
Timken Co.	27,473	920,071
Toro Co.	4,405	379,358
Trinity Industries, Inc.	21,916	401,282

		16,355,625

MEDIA — 2.8%
Cablevision Systems Corp. Class A	54,088	1,784,904
Cinemark Holdings, Inc.	16,381	586,931
Interpublic Group of Cos., Inc.	59,816	1,372,777
John Wiley & Sons, Inc. Class A	13,413	655,762
Omnicom Group, Inc.	39,918	3,322,375
Regal Entertainment Group Class A	29,486	623,334
Scripps Networks Interactive, Inc. Class A	8,208	537,624
TEGNA, Inc.	22,142	519,452
Tribune Media Co. Class A	14,686	563,208

		9,966,367

METALS & MINING — 2.6%
Allegheny Technologies, Inc.	15,138	246,750
Compass Minerals International, Inc.	11,633	824,314
Freeport-McMoRan, Inc.	253,964	2,625,988
Nucor Corp.	65,780	3,111,394
Reliance Steel & Aluminum Co.	25,032	1,731,964
Steel Dynamics, Inc.	32,886	740,264

		9,280,674

MULTI-UTILITIES — 4.7%
Alliant Energy Corp.	13,229	982,650
Ameren Corp.	30,635	1,534,813
CenterPoint Energy, Inc.	73,316	1,533,771
CMS Energy Corp.	29,912	1,269,465
Consolidated Edison, Inc.	23,837	1,826,391
DTE Energy Co.	18,350	1,663,611
MDU Resources Group, Inc.	68,261	1,328,359

NiSource, Inc.	7,682	180,988
Public Service Enterprise Group, Inc.	36,883	1,738,665
SCANA Corp.	18,627	1,306,684
TECO Energy, Inc.	30,735	846,135
Vectren Corp.	19,091	965,241
WEC Energy Group, Inc.	21,311	1,280,152

		16,456,925

MULTILINE RETAIL — 1.3%
Kohl’s Corp.	57,328	2,672,058
Macy’s, Inc.	28,399	1,252,112
Nordstrom, Inc.	12,939	740,240

		4,664,410

OIL, GAS & CONSUMABLE FUELS — 4.8%
Apache Corp.	25,804	1,259,493
California Resources Corp.	4,799	4,943
Chesapeake Energy Corp.	196,212	808,393
Columbia Pipeline Group, Inc.	7,682	192,818
CVR Energy, Inc.	5,422	141,514
Denbury Resources, Inc.	122,908	272,856
HollyFrontier Corp.	67,566	2,386,431
Marathon Oil Corp.	195,056	2,172,924
Murphy Oil Corp.	62,089	1,564,022
Occidental Petroleum Corp.	51,558	3,528,114
ONEOK, Inc.	41,003	1,224,350
PBF Energy, Inc. Class A	14,573	483,824
Targa Resources Corp.	16,268	485,762
Valero Energy Corp.	36,027	2,310,772

		16,836,216

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	21,916	887,598

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	149,796	720,519

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	3,614	372,531
ManpowerGroup, Inc.	7,795	634,669
Robert Half International, Inc.	8,587	399,982

		1,407,182

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.8%
American Capital Agency Corp.	36,446	678,989
Camden Property Trust	11,244	945,508
CBL & Associates Properties, Inc.	52,077	619,716
Chimera Investment Corp.	72,329	982,951
Corporate Office Properties Trust	6,778	177,855
Corrections Corp. of America	41,005	1,314,210
Digital Realty Trust, Inc. REIT	9,322	824,904
Equity LifeStyle Properties, Inc.	5,535	402,561
Four Corners Property Trust, Inc.	926	16,622
Gaming and Leisure Properties, Inc.	10,846	335,358
HCP, Inc. REIT	52,485	1,709,961
Hospitality Properties Trust	29,481	783,015
Host Hotels & Resorts, Inc. REIT	82,635	1,380,005
Iron Mountain, Inc. REIT	42,593	1,444,329
Kimco Realty Corp. REIT	33,686	969,483
Lamar Advertising Co. Class A	25,797	1,586,515
Liberty Property Trust REIT	12,087	404,431
Macerich Co. REIT	14,328	1,135,351
MFA Financial, Inc.	127,441	872,971
National Retail Properties, Inc.	16,166	746,869

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

NorthStar Realty Europe Corp.	1,017	$11,797
Omega Healthcare Investors, Inc.	32,109	1,133,448
Outfront Media, Inc.	48,333	1,019,826
Post Properties, Inc. REIT	12,602	752,843
Rayonier, Inc.	44,617	1,101,148
Regency Centers Corp.	6,778	507,333
Senior Housing Properties Trust	38,182	683,076
Tanger Factory Outlet Centers, Inc.	9,829	357,677
Taubman Centers, Inc.	20,659	1,471,541
Two Harbors Investment Corp.	78,400	622,496
Weingarten Realty Investors REIT	22,303	836,809
Weyerhaeuser Co. REIT	135,636	4,202,003
WP Carey, Inc.	7,004	435,929
WP Glimcher, Inc.	63,827	605,718

		31,073,248

ROAD & RAIL — 0.6%
Norfolk Southern Corp.	19,613	1,632,782
Ryder System, Inc.	8,828	571,878

		2,204,660

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —3.3%
KLA-Tencor Corp.	55,560	4,045,324
Linear Technology Corp.	43,146	1,922,586
Marvell Technology Group, Ltd.	65,023	670,387
Maxim Integrated Products, Inc.	59,781	2,198,745
Microchip Technology, Inc.	21,125	1,018,225
Xilinx, Inc.	35,101	1,664,840

		11,520,107

SOFTWARE — 0.9%
CA, Inc.	67,766	2,086,515
Symantec Corp.	60,894	1,119,232

		3,205,747

SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	55,437	1,798,376
DSW, Inc. Class A	25,994	718,474
Foot Locker, Inc.	14,604	941,958
GameStop Corp. Class A	37,639	1,194,286
Gap, Inc.	66,732	1,961,921
GNC Holdings, Inc. Class A	9,151	290,544
Penske Automotive Group, Inc.	5,650	214,135
Staples, Inc.	224,280	2,473,808
Williams-Sonoma, Inc.	13,773	753,934

		10,347,436

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Hewlett Packard Enterprise Co.	31,517	558,796

Lexmark International, Inc. Class A	21,125	706,209
NetApp, Inc.	70,777	1,931,504
SanDisk Corp.	34,010	2,587,481

		5,783,990

TEXTILES,APPAREL & LUXURY GOODS — 1.3%
Coach, Inc.	96,580	3,871,892
Ralph Lauren Corp.	7,795	750,347

		4,622,239

THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	53,353	848,313

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	34,796	1,705,004
GATX Corp.	12,090	574,275
MSC Industrial Direct Co., Inc. Class A	14,873	1,134,959
W.W. Grainger, Inc.	7,051	1,645,915
Watsco, Inc.	3,815	514,033

		5,574,186

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	7,906	544,961
Aqua America, Inc.	11,522	366,630

		911,591

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	20,887	628,490

TOTAL COMMON STOCKS (Cost $334,624,238)		352,148,672

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $805,546)	805,546	805,546

TOTAL INVESTMENTS — 99.9% (Cost $335,429,784)		352,954,218
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		275,629

NET ASSETS — 100.0%		$353,229,847

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,832,903	$—	$—	$4,832,903
Air Freight & Logistics	2,594,993	—	—	2,594,993
Airlines	785,765	—	—	785,765

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Auto Components	$804,881	$—	$—	$804,881
Automobiles	2,255,041	—	—	2,255,041
Banks	309,914	—	—	309,914
Beverages	5,956,128	—	—	5,956,128
Building Products	534,075	—	—	534,075
Capital Markets	6,687,717	—	—	6,687,717
Chemicals	8,910,553	—	—	8,910,553
Commercial Services & Supplies	12,090,154	—	—	12,090,154
Communications Equipment	1,500,596	—	—	1,500,596
Construction & Engineering	1,932,386	—	—	1,932,386
Consumer Finance	489,501	—	—	489,501
Containers & Packaging	11,089,058	—	—	11,089,058
Distributors	4,268,406	—	—	4,268,406
Diversified Consumer Services	2,318,540	—	—	2,318,540
Diversified Financial Services	376,366	—	—	376,366
Diversified Telecommunication Services	8,248,640	—	—	8,248,640
Electric Utilities	19,944,001	—	—	19,944,001
Electrical Equipment	5,856,093	—	—	5,856,093
Electronic Equipment, Instruments & Components	4,685,955	—	—	4,685,955
Energy Equipment & Services	12,063,814	—	—	12,063,814
Food & Staples Retailing	5,715,546	—	—	5,715,546
Food Products	12,996,311	—	—	12,996,311
Gas Utilities	5,031,279	—	—	5,031,279
Health Care Equipment & Supplies	1,432,953	—	—	1,432,953
Health Care Providers & Services	1,963,618	—	—	1,963,618
Hotels, Restaurants & Leisure	8,314,319	—	—	8,314,319
Household Durables	3,877,582	—	—	3,877,582
Household Products	5,808,777	—	—	5,808,777
Independent Power Producers & Energy Traders	668,589	—	—	668,589
Insurance	17,860,098	—	—	17,860,098
IT Services	11,667,261	—	—	11,667,261
Leisure Equipment & Products	4,981,336	—	—	4,981,336
Machinery	16,355,625	—	—	16,355,625
Media	9,966,367	—	—	9,966,367
Metals & Mining	9,280,674	—	—	9,280,674
Multi-Utilities	16,456,925	—	—	16,456,925
Multiline Retail	4,664,410	—	—	4,664,410
Oil, Gas & Consumable Fuels	16,836,216	—	—	16,836,216
Paper & Forest Products	887,598	—	—	887,598
Personal Products	720,519	—	—	720,519
Professional Services	1,407,182	—	—	1,407,182
Real Estate Investment Trusts (REITs)	31,073,248	—	—	31,073,248
Road & Rail	2,204,660	—	—	2,204,660
Semiconductors & Semiconductor Equipment	11,520,107	—	—	11,520,107
Software	3,205,747	—	—	3,205,747
Specialty Retail	10,347,436	—	—	10,347,436
Technology Hardware, Storage & Peripherals	5,783,990	—	—	5,783,990
Textiles, Apparel & Luxury Goods	4,622,239	—	—	4,622,239
Thrifts & Mortgage Finance	848,313	—	—	848,313
Trading Companies & Distributors	5,574,186	—	—	5,574,186
Water Utilities	911,591	—	—	911,591
Wireless Telecommunication Services	628,490	—	—	628,490
Short-Term Investment	805,546	—	—	805,546

TOTAL INVESTMENTS	$352,954,218	$—	$—	$352,954,218

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.0%
B/E Aerospace, Inc.	2,560	$118,067
Boeing Co.	5,321	675,448
BWX Technologies, Inc.	4,142	139,006
General Dynamics Corp.	5,409	710,580
Hexcel Corp.	14,736	644,111
Honeywell International, Inc.	3,815	427,471
Huntington Ingalls Industries, Inc.	9,866	1,351,050
L-3 Communications Holdings, Inc.	6,720	796,320
Lockheed Martin Corp.	2,783	616,434
Northrop Grumman Corp.	7,208	1,426,463
Orbital ATK, Inc.	2,108	183,269
Raytheon Co.	6,424	787,775
Rockwell Collins, Inc.	7,300	673,133
Spirit AeroSystems Holdings, Inc. Class A (a)	15,146	687,023
Textron, Inc.	16,993	619,565
TransDigm Group, Inc. (a)	740	163,052
Triumph Group, Inc.	832	26,191
United Technologies Corp.	2,083	208,508

		10,253,466

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	5,191	385,328
Expeditors International of Washington, Inc.	22,047	1,076,114
FedEx Corp.	3,230	525,586
United Parcel Service, Inc. Class B	2,862	301,855

		2,288,883

AIRLINES — 2.0%
Alaska Air Group, Inc.	26,185	2,147,694
American Airlines Group, Inc.	17,816	730,634
Copa Holdings SA Class A	452	30,623
Delta Air Lines, Inc.	17,998	876,143
JetBlue Airways Corp. (a)	49,889	1,053,656
Southwest Airlines Co.	30,670	1,374,016
Spirit Airlines, Inc. (a)	497	23,846
United Continental Holdings, Inc. (a)	9,232	552,627

		6,789,239

AUTO COMPONENTS — 1.7%
BorgWarner, Inc.	9,249	355,161
Delphi Automotive PLC	19,542	1,466,041
Gentex Corp.	24,726	387,951
Goodyear Tire & Rubber Co.	25,225	831,920
Johnson Controls, Inc.	10,798	420,798
Lear Corp.	18,816	2,091,775
Visteon Corp.	3,257	259,225

		5,812,871

AUTOMOBILES — 0.6%
Ford Motor Co.	26,785	361,598
General Motors Co.	20,017	629,134
Harley-Davidson, Inc.	6,092	312,702
Thor Industries, Inc.	12,532	799,166

		2,102,600

BANKS — 0.8%
Associated Banc-Corp	3,840	68,890
Bank of America Corp.	1,130	15,278

Bank of Hawaii Corp.	1,240	84,667
BankUnited, Inc.	1,683	57,962
BB&T Corp.	4,312	143,460
BOK Financial Corp.	565	30,860
CIT Group, Inc.	5,397	167,469
Citigroup, Inc.	1,073	44,798
Citizens Financial Group, Inc.	3,687	77,243
Comerica, Inc.	2,615	99,030
Commerce Bancshares, Inc.	2,098	94,305
Cullen/Frost Bankers, Inc.	986	54,338
East West Bancorp, Inc.	3,297	107,087
Fifth Third Bancorp	11,437	190,883
First Horizon National Corp.	10,651	139,528
First Republic Bank	2,030	135,279
Huntington Bancshares, Inc.	17,172	163,821
JPMorgan Chase & Co.	339	20,076
KeyCorp	11,701	129,179
M&T Bank Corp.	904	100,344
PacWest Bancorp	1,525	56,654
People’s United Financial, Inc.	5,329	84,891
PNC Financial Services Group, Inc.	1,791	151,465
Regions Financial Corp.	20,107	157,840
Signature Bank (a)	750	102,090
SunTrust Banks, Inc.	1,716	61,913
SVB Financial Group (a)	540	55,107
Synovus Financial Corp.	3,164	91,471
TCF Financial Corp.	4,695	57,561
US Bancorp	1,695	68,800
Zions Bancorp	3,266	79,070

		2,891,359

BEVERAGES — 1.2%
Brown-Forman Corp. Class A	707	75,430
Brown-Forman Corp. Class B	3,333	328,200
Coca-Cola Co.	1,439	66,755
Coca-Cola Enterprises, Inc.	24,709	1,253,735
Constellation Brands, Inc. Class A	2,440	368,660
Dr. Pepper Snapple Group, Inc.	9,433	843,499
Molson Coors Brewing Co. Class B	7,302	702,306
Monster Beverage Corp. (a)	1,626	216,876
PepsiCo, Inc.	1,893	193,995

		4,049,456

BIOTECHNOLOGY — 0.9%
AbbVie, Inc.	1,106	63,175
Alexion Pharmaceuticals, Inc. (a)	840	116,945
Amgen, Inc.	493	73,915
Baxalta, Inc.	34,774	1,404,870
Biogen, Inc. (a)	475	123,652
BioMarin Pharmaceutical, Inc. (a)	339	27,961
Celgene Corp. (a)	1,017	101,792
Gilead Sciences, Inc.	2,105	193,365
Incyte Corp. (a)	226	16,378
Ionis Pharmaceuticals, Inc. (a)	533	21,586
Medivation, Inc. (a)	2,666	122,583
Regeneron Pharmaceuticals, Inc. (a)	339	122,189
Seattle Genetics, Inc. (a)	2,214	77,689
United Therapeutics Corp. (a)	5,044	562,053

		3,028,153

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

BUILDING PRODUCTS — 1.1%
Allegion PLC.	4,320	$275,227
AO Smith Corp.	5,568	424,894
Armstrong World Industries, Inc. (a)	2,785	134,710
Fortune Brands Home & Security, Inc.	7,325	410,493
Lennox International, Inc.	4,745	641,477
Masco Corp.	39,753	1,250,232
Owens Corning	14,310	676,577
USG Corp. (a)	2,027	50,290

		3,863,900

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc. (a)	2,032	329,997
Ameriprise Financial, Inc.	1,166	109,616
Artisan Partners Asset Management, Inc. Class A	1,966	60,631
Bank of New York Mellon Corp.	2,343	86,293
BlackRock, Inc.	151	51,426
Charles Schwab Corp.	1,657	46,429
E*TRADE Financial Corp. (a)	3,760	92,082
Eaton Vance Corp.	12,152	407,335
Federated Investors, Inc. Class B	10,118	291,904
Franklin Resources, Inc.	4,680	182,754
Goldman Sachs Group, Inc.	170	26,687
Interactive Brokers Group, Inc. Class A	1,650	64,878
Invesco, Ltd.	8,697	267,607
Lazard, Ltd. Class A	16,444	638,027
Legg Mason, Inc.	2,708	93,913
LPL Financial Holdings, Inc.	6,306	156,389
Morgan Stanley	558	13,956
Northern Trust Corp.	1,516	98,798
Raymond James Financial, Inc.	4,068	193,677
SEI Investments Co.	13,586	584,877
State Street Corp. (b)	678	39,677
T Rowe Price Group, Inc.	9,001	661,213
TD Ameritrade Holding Corp.	2,520	79,456
Waddell & Reed Financial, Inc. Class A	8,471	199,407

		4,777,029

CHEMICALS — 3.4%
Air Products & Chemicals, Inc.	3,369	485,304
Airgas, Inc.	4,437	628,457
Albemarle Corp.	2,825	180,602
Ashland, Inc.	1,904	209,364
Axalta Coating Systems, Ltd. (a)	2,562	74,810
Cabot Corp.	4,125	199,361
Celanese Corp. Series A	16,403	1,074,396
CF Industries Holdings, Inc.	16,895	529,489
Chemours Co.	59,033	413,231
Dow Chemical Co.	17,098	869,604
E.I. du Pont de Nemours & Co.	5,969	377,957
Eastman Chemical Co.	4,308	311,167
Ecolab, Inc.	3,226	359,764
FMC Corp.	2,848	114,974
International Flavors & Fragrances, Inc.	6,687	760,780
LyondellBasell Industries NV Class A	16,100	1,377,838
Monsanto Co.	2,293	201,188
Mosaic Co.	9,879	266,733
NewMarket Corp.	1,007	399,034
PPG Industries, Inc.	3,773	420,652

Praxair, Inc.	3,476	397,828
RPM International, Inc.	4,891	231,491
Scotts Miracle-Gro Co. Class A	1,907	138,772
Sherwin-Williams Co.	2,095	596,384
Valspar Corp.	6,594	705,690
Westlake Chemical Corp.	5,942	275,115

		11,599,985

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ADT Corp.	19,294	796,071
Cintas Corp.	7,263	652,290
Clean Harbors, Inc. (a)	2,373	117,084
Copart, Inc. (a)	8,846	360,651
Covanta Holding Corp.	2,484	41,880
KAR Auction Services, Inc.	8,295	316,371
Pitney Bowes, Inc.	8,711	187,635
Republic Services, Inc.	8,473	403,739
Rollins, Inc.	8,328	225,855
RR Donnelley & Sons Co.	29,202	478,913
Stericycle, Inc. (a)	1,382	174,395
Tyco International PLC	4,200	154,182
Waste Connections, Inc.	8,007	517,172
Waste Management, Inc.	14,704	867,536

		5,293,774

COMMUNICATIONS EQUIPMENT — 0.6%
Arista Networks, Inc. (a)	372	23,473
ARRIS International PLC (a)	22,157	507,838
Brocade Communications Systems, Inc.	29,517	312,290
Cisco Systems, Inc.	4,181	119,033
CommScope Holding Co., Inc. (a)	4,562	127,371
EchoStar Corp. Class A (a)	749	33,173
F5 Networks, Inc. (a)	2,642	279,656
Juniper Networks, Inc.	12,535	319,768
Lumentum Holdings, Inc. (a)	1,988	53,616
Motorola Solutions, Inc.	2,055	155,564
Palo Alto Networks, Inc. (a)	315	51,389

		1,983,171

CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	4,922	151,548
Chicago Bridge & Iron Co. NV	11,758	430,225
Fluor Corp.	6,645	356,837
Jacobs Engineering Group, Inc. (a)	24,933	1,085,832
KBR, Inc.	19,044	294,801
Quanta Services, Inc. (a)	21,254	479,490
Valmont Industries, Inc.	1,932	239,259

		3,037,992

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,189	153,471
Vulcan Materials Co.	1,911	201,744

		355,215

CONSUMER FINANCE — 0.5%
Ally Financial, Inc. (a)	5,805	108,670
American Express Co.	1,531	94,003
Capital One Financial Corp.	3,134	217,218
Credit Acceptance Corp. (a)	1,810	328,605
Discover Financial Services	5,516	280,875
OneMain Holdings, Inc. (a)	4,558	125,026

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Santander Consumer USA Holdings, Inc. (a)	4,425	$46,418
Synchrony Financial (a)	19,887	569,961

		1,770,776

CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	8,473	664,368
Avery Dennison Corp.	18,763	1,353,000
Ball Corp.	10,540	751,396
Bemis Co., Inc.	7,032	364,117
Crown Holdings, Inc. (a)	6,383	316,533
Graphic Packaging Holding Co.	23,601	303,273
International Paper Co.	7,818	320,851
Owens-Illinois, Inc. (a)	4,589	73,240
Packaging Corp. of America	6,980	421,592
Sealed Air Corp.	3,951	189,687
Silgan Holdings, Inc.	4,639	246,656
Sonoco Products Co.	10,177	494,297

		5,499,010

DISTRIBUTORS — 0.4%
Genuine Parts Co.	7,305	725,825
LKQ Corp. (a)	15,824	505,260

		1,231,085

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	1,179	565,920
H&R Block, Inc.	29,604	782,138
Service Corp. International	11,748	289,940
ServiceMaster Global Holdings, Inc. (a)	2,560	96,461

		1,734,459

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	678	96,195
CBOE Holdings, Inc.	7,413	484,291
CME Group, Inc.	950	91,247
FactSet Research Systems, Inc.	4,018	608,847
Intercontinental Exchange, Inc.	487	114,513
Leucadia National Corp.	1,333	21,555
Moody’s Corp.	7,126	688,086
Morningstar, Inc.	2,006	177,070
MSCI, Inc.	12,308	911,777
Nasdaq, Inc.	5,092	338,007
Voya Financial, Inc.	6,623	197,167

		3,728,755

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	3,813	149,355
CenturyLink, Inc.	14,805	473,168
Frontier Communications Corp.	38,633	215,958
Level 3 Communications, Inc. (a)	899	47,512
SBA Communications Corp. Class A (a)	1,169	117,099
Verizon Communications, Inc.	4,795	259,314
Zayo Group Holdings, Inc. (a)	706	17,113

		1,279,519

ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	12,820	851,248
Duke Energy Corp.	3,129	252,448
Edison International	13,595	977,345
Entergy Corp.	5,838	462,837
Eversource Energy	9,703	566,073

Exelon Corp.	9,821	352,181
FirstEnergy Corp.	10,525	378,584
Great Plains Energy, Inc.	18,533	597,689
Hawaiian Electric Industries, Inc.	7,092	229,781
ITC Holdings Corp.	3,546	154,499
NextEra Energy, Inc.	3,676	435,018
OGE Energy Corp.	3,388	96,999
PG&E Corp.	14,300	853,996
Pinnacle West Capital Corp.	9,247	694,172
PPL Corp.	27,673	1,053,511
Southern Co.	10,558	546,165
Westar Energy, Inc.	14,139	701,436
Xcel Energy, Inc.	22,799	953,454

		10,157,436

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	2,891	630,643
AMETEK, Inc.	9,724	486,006
Babcock & Wilcox Enterprises, Inc. (a)	5,323	113,912
Eaton Corp. PLC	5,311	332,256
Emerson Electric Co.	7,901	429,656
Hubbell, Inc.	4,566	483,676
Regal Beloit Corp.	2,695	170,028
Rockwell Automation, Inc.	7,223	821,616

		3,467,793

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. Class A	7,088	409,828
Arrow Electronics, Inc. (a)	14,819	954,492
Avnet, Inc.	28,595	1,266,758
CDW Corp.	11,805	489,907
Cognex Corp.	5,086	198,100
Corning, Inc.	58,614	1,224,446
Dolby Laboratories, Inc. Class A	2,575	111,910
FLIR Systems, Inc.	7,441	245,181
Ingram Micro, Inc. Class A	1,744	62,627
IPG Photonics Corp. (a)	3,663	351,941
Jabil Circuit, Inc.	64,646	1,245,728
Keysight Technologies, Inc. (a)	6,213	172,349
National Instruments Corp.	8,251	248,438
Trimble Navigation, Ltd. (a)	7,132	176,874
VeriFone Systems, Inc. (a)	1,017	28,720
Zebra Technologies Corp. Class A (a)	452	31,188

		7,218,487

ENERGY EQUIPMENT & SERVICES — 1.5%
Baker Hughes, Inc.	14,915	653,724
Cameron International Corp. (a)	23,490	1,575,005
Dril-Quip, Inc. (a)	2,522	152,732
FMC Technologies, Inc. (a)	6,782	185,556
Frank’s International NV	5,969	98,369
Halliburton Co.	18,603	664,499
Helmerich & Payne, Inc.	7,020	412,214
Nabors Industries, Ltd.	6,517	59,956
National Oilwell Varco, Inc.	3,656	113,702
Noble Corp. PLC	11,395	117,938
Oceaneering International, Inc.	8,195	272,402
Patterson-UTI Energy, Inc.	23,090	406,846
Rowan Cos. PLC Class A	1,301	20,946
RPC, Inc.	7,510	106,492

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Schlumberger, Ltd.	3,401	$250,824
Superior Energy Services, Inc.	5,851	78,345
Weatherford International PLC (a)	10,464	81,410

		5,250,960

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	6,240	983,299
CVS Health Corp.	4,091	424,360
Kroger Co.	54,972	2,102,679
Rite Aid Corp. (a)	156,566	1,276,013
Sprouts Farmers Market, Inc. (a)	3,297	95,745
Sysco Corp.	18,342	857,122
Wal-Mart Stores, Inc.	678	46,436
Walgreens Boots Alliance, Inc.	722	60,821
Whole Foods Market, Inc.	5,940	184,793

		6,031,268

FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	9,334	338,918
Blue Buffalo Pet Products, Inc. (a)	3,478	89,245
Bunge, Ltd.	6,807	385,753
Campbell Soup Co.	8,101	516,763
ConAgra Foods, Inc.	8,015	357,629
Flowers Foods, Inc.	25,875	477,652
General Mills, Inc.	9,366	593,336
Hain Celestial Group, Inc. (a)	1,354	55,392
Hershey Co.	2,021	186,114
Hormel Foods Corp.	14,004	605,533
Ingredion, Inc.	9,261	988,982
J.M. Smucker Co.	315	40,900
Kellogg Co.	3,974	304,210
Kraft Heinz Co.	900	70,704
McCormick & Co., Inc.	8,333	828,967
Mead Johnson Nutrition Co.	3,483	295,950
Mondelez International, Inc. Class A	6,700	268,804
Pilgrim’s Pride Corp. (a)	3,572	90,729
Pinnacle Foods, Inc.	12,952	578,695
Tyson Foods, Inc. Class A	41,504	2,766,657
WhiteWave Foods Co. (a)	3,951	160,569

		10,001,502

GAS UTILITIES — 0.7%
AGL Resources, Inc.	14,319	932,739
Atmos Energy Corp.	11,050	820,573
National Fuel Gas Co.	598	29,930
Questar Corp.	7,591	188,257
UGI Corp.	10,569	425,825

		2,397,324

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	5,763	241,066
Alere, Inc. (a)	2,260	114,379
Align Technology, Inc. (a)	7,094	515,663
Baxter International, Inc.	30,382	1,248,093
Becton Dickinson and Co.	213	32,338
Boston Scientific Corp. (a)	15,416	289,975
C.R. Bard, Inc.	2,375	481,341
Cooper Cos., Inc.	816	125,639
DENTSPLY SIRONA, Inc.	21,152	1,303,598
DexCom, Inc. (a)	1,880	127,671
Edwards Lifesciences Corp. (a)	11,785	1,039,555

Hill-Rom Holdings, Inc.	337	16,951
Hologic, Inc. (a)	8,563	295,423
IDEXX Laboratories, Inc. (a)	3,646	285,555
Intuitive Surgical, Inc. (a)	549	329,976
ResMed, Inc.	10,621	614,106
St. Jude Medical, Inc.	7,368	405,240
Stryker Corp.	2,190	234,965
Teleflex, Inc.	2,388	374,940
Varian Medical Systems, Inc. (a)	5,427	434,268
Zimmer Biomet Holdings, Inc.	2,690	286,835

		8,797,577

HEALTH CARE PROVIDERS & SERVICES — 5.0%
Acadia Healthcare Co., Inc. (a)	1,009	55,606
Aetna, Inc.	14,110	1,585,258
AmerisourceBergen Corp. Class A	16,454	1,424,094
Anthem, Inc.	5,411	752,075
Cardinal Health, Inc.	15,069	1,234,905
Centene Corp. (a)	35,001	2,155,009
Cigna Corp.	7,345	1,008,028
DaVita HealthCare Partners, Inc. (a)	4,384	321,698
Envision Healthcare Holdings, Inc. (a)	2,678	54,631
Express Scripts Holding Co. (a)	5,691	390,915
HCA Holdings, Inc. (a)	4,859	379,245
Henry Schein, Inc. (a)	6,492	1,120,714
Humana, Inc.	9,197	1,682,591
Laboratory Corp. of America Holdings (a)	4,294	502,956
LifePoint Health, Inc. (a)	4,955	343,134
McKesson Corp.	4,536	713,286
MEDNAX, Inc. (a)	10,069	650,659
Patterson Cos., Inc.	8,698	404,718
Quest Diagnostics, Inc.	7,720	551,594
Tenet Healthcare Corp. (a)	1,339	38,737
UnitedHealth Group, Inc.	3,656	471,258
Universal Health Services, Inc. Class B	5,797	723,002
VCA, Inc. (a)	6,309	363,966

		16,928,079

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,731	22,866
athenahealth, Inc. (a)	691	95,897
Cerner Corp. (a)	4,024	213,111
Inovalon Holdings, Inc. Class A (a)	2,184	40,448
Veeva Systems, Inc. Class A (a)	789	19,757

		392,079

HOTELS, RESTAURANTS & LEISURE — 2.7%
Aramark	13,332	441,556
Brinker International, Inc.	6,219	285,763
Carnival Corp.	8,812	465,009
Chipotle Mexican Grill, Inc. (a)	587	276,459
Choice Hotels International, Inc.	1,633	88,264
Darden Restaurants, Inc.	26,877	1,781,945
Domino’s Pizza, Inc.	1,881	248,029
Dunkin’ Brands Group, Inc.	3,851	181,652
Extended Stay America, Inc.	1,479	24,108
Hilton Worldwide Holdings, Inc.	3,389	76,320
Hyatt Hotels Corp. Class A (a)	2,125	105,166
International Game Technology PLC	1,998	36,464
Las Vegas Sands Corp.	5,448	281,553
Marriott International, Inc. Class A	4,835	344,155

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

McDonald’s Corp.	3,290	$413,487
MGM Resorts International (a)	6,704	143,734
Norwegian Cruise Line Holdings, Ltd. (a)	1,446	79,949
Panera Bread Co. Class A (a)	3,431	702,772
Royal Caribbean Cruises, Ltd.	4,619	379,451
Six Flags Entertainment Corp.	4,941	274,176
Starbucks Corp.	6,502	388,169
Starwood Hotels & Resorts Worldwide, Inc.	8,287	691,384
Wendy’s Co.	21,170	230,541
Wyndham Worldwide Corp.	6,005	458,962
Yum! Brands, Inc.	9,557	782,241

		9,181,309

HOUSEHOLD DURABLES — 1.7%
D.R. Horton, Inc.	35,790	1,081,932
Garmin, Ltd.	2,968	118,601
Harman International Industries, Inc.	1,815	161,608
Jarden Corp. (a)	4,885	287,971
Leggett & Platt, Inc.	8,990	435,116
Lennar Corp. Class A	2,710	131,056
Mohawk Industries, Inc. (a)	3,349	639,324
Newell Rubbermaid, Inc.	9,901	438,515
NVR, Inc. (a)	544	942,425
PulteGroup, Inc.	6,197	115,946
Tempur Sealy International, Inc. (a)	6,085	369,907
Toll Brothers, Inc. (a)	8,428	248,710
TopBuild Corp. (a)	6,289	187,035
Tupperware Brands Corp.	6,905	400,352
Whirlpool Corp.	747	134,714

		5,693,212

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	6,951	640,743
Clorox Co.	7,071	891,370
Colgate-Palmolive Co.	4,888	345,337
Energizer Holdings, Inc.	2,170	87,907
Kimberly-Clark Corp.	5,765	775,450
Procter & Gamble Co.	565	46,505
Spectrum Brands Holdings, Inc.	394	43,057

		2,830,369

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	21,071	248,638
Calpine Corp. (a)	9,234	140,080

		388,718

INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,921	320,096
Carlisle Cos., Inc.	2,963	294,818
Danaher Corp.	3,995	378,966
General Electric Co.	1,678	53,344
Roper Technologies, Inc.	2,373	433,713

		1,480,937

INSURANCE — 5.9%
Aflac, Inc.	9,896	624,833
Alleghany Corp. (a)	723	358,753
Allied World Assurance Co. Holdings AG	13,635	476,407
Allstate Corp.	6,302	424,566
American Financial Group, Inc.	3,374	237,428

American International Group, Inc.	2,699	145,881
American National Insurance Co.	262	30,261
AmTrust Financial Services, Inc.	11,104	287,372
Aon PLC	4,118	430,125
Arch Capital Group, Ltd. (a)	13,146	934,681
Arthur J Gallagher & Co.	4,563	202,962
Aspen Insurance Holdings, Ltd.	11,342	541,013
Assurant, Inc.	4,870	375,720
Assured Guaranty, Ltd.	48,281	1,221,509
Axis Capital Holdings, Ltd.	17,820	988,297
Brown & Brown, Inc.	7,399	264,884
Chubb, Ltd.	6,738	802,833
Cincinnati Financial Corp.	7,690	502,618
CNA Financial Corp.	565	18,182
Endurance Specialty Holdings, Ltd.	5,489	358,651
Erie Indemnity Co. Class A	1,017	94,571
Everest Re Group, Ltd.	5,939	1,172,537
FNF Group	18,460	625,794
Hanover Insurance Group, Inc.	5,121	462,017
Hartford Financial Services Group, Inc.	4,137	190,633
Lincoln National Corp.	3,747	146,882
Loews Corp.	3,639	139,228
Markel Corp. (a)	180	160,483
Marsh & McLennan Cos., Inc.	13,062	794,039
Mercury General Corp.	2,287	126,929
MetLife, Inc.	2,384	104,753
Old Republic International Corp.	16,550	302,534
Principal Financial Group, Inc.	3,570	140,836
ProAssurance Corp.	4,648	235,189
Progressive Corp.	45,186	1,587,836
Prudential Financial, Inc.	1,748	126,241
Reinsurance Group of America, Inc. Class A	3,788	364,595
RenaissanceRe Holdings, Ltd.	10,081	1,208,006
Torchmark Corp.	7,457	403,871
Travelers Cos., Inc.	6,326	738,307
Unum Group	5,698	176,182
Validus Holdings, Ltd.	14,368	678,026
White Mountains Insurance Group, Ltd.	340	272,884
WR Berkley Corp.	8,208	461,290
XL Group PLC Class A	3,100	114,080

		20,054,719

INTERNET & CATALOG RETAIL — 0.7%
Expedia, Inc.	8,593	926,497
Liberty Interactive Corp. QVC Group Class A (a)	21,663	546,991
Liberty Ventures Series A (a)	1,664	65,096
Netflix, Inc. (a)	678	69,312
Priceline Group, Inc. (a)	356	458,870
TripAdvisor, Inc. (a)	4,929	327,778

		2,394,544

INTERNET SOFTWARE & SERVICES — 0.7%
Akamai Technologies, Inc. (a)	5,304	294,743
Alphabet, Inc. Class A (a)	46	35,093
Alphabet, Inc. Class C (a)	118	87,904
CoStar Group, Inc. (a)	339	63,790
eBay, Inc. (a)	38,157	910,426
IAC/InterActiveCorp	4,584	215,815

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

LinkedIn Corp. Class A (a)	230	$26,301
Pandora Media, Inc. (a)	1,232	11,026
Rackspace Hosting, Inc. (a)	995	21,482
VeriSign, Inc. (a)	9,325	825,635
Yahoo!, Inc. (a)	1,101	40,528

		2,532,743

IT SERVICES — 4.4%
Accenture PLC Class A	5,758	664,473
Alliance Data Systems Corp. (a)	411	90,420
Amdocs, Ltd.	21,394	1,292,625
Automatic Data Processing, Inc.	5,405	484,882
Black Knight Financial Services, Inc. Class A (a)	678	21,038
Booz Allen Hamilton Holding Corp.	11,220	339,742
Broadridge Financial Solutions, Inc.	15,277	906,079
Cognizant Technology Solutions Corp. Class A (a)	4,572	286,664
Computer Sciences Corp.	29,138	1,002,056
CoreLogic, Inc. (a)	5,414	187,866
CSRA, Inc.	28,206	758,741
DST Systems, Inc.	12,296	1,386,620
Fidelity National Information Services, Inc.	5,512	348,965
Fiserv, Inc. (a)	7,231	741,756
FleetCor Technologies, Inc. (a)	473	70,359
Gartner, Inc. (a)	4,149	370,713
Genpact, Ltd. (a)	13,803	375,303
Global Payments, Inc.	4,127	269,493
International Business Machines Corp.	973	147,361
Jack Henry & Associates, Inc.	9,221	779,820
Leidos Holdings, Inc.	3,576	179,944
MasterCard, Inc. Class A	1,918	181,251
Paychex, Inc.	11,990	647,580
PayPal Holdings, Inc. (a)	7,110	274,446
Teradata Corp. (a)	4,915	128,970
Total System Services, Inc.	10,970	521,953
Vantiv, Inc. Class A (a)	3,741	201,565
Visa, Inc. Class A	1,620	123,898
Western Union Co.	84,754	1,634,905
WEX, Inc. (a)	1,199	99,949
Xerox Corp.	29,523	329,477

		14,848,914

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	7,690	368,966
Hasbro, Inc.	11,184	895,838
Mattel, Inc.	16,154	543,098
Polaris Industries, Inc.	2,079	204,740
Vista Outdoor, Inc. (a)	3,126	162,271

		2,174,913

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	9,579	381,723
Bio-Rad Laboratories, Inc. Class A (a)	2,400	328,128
Bio-Techne Corp.	1,867	176,469
Bruker Corp.	5,743	160,804
Charles River Laboratories International, Inc. (a)	4,080	309,835
Illumina, Inc. (a)	823	133,417
Mettler-Toledo International, Inc. (a)	2,111	727,788

PerkinElmer, Inc.	5,239	259,121
QIAGEN NV (a)	4,424	98,832
Quintiles Transnational Holdings, Inc. (a)	5,491	357,464
Thermo Fisher Scientific, Inc.	625	88,494
VWR Corp. (a)	1,760	47,626
Waters Corp. (a)	3,619	477,418

		3,547,119

MACHINERY — 3.6%
AGCO Corp.	16,390	814,583
Allison Transmission Holdings, Inc.	6,751	182,142
Caterpillar, Inc.	3,864	295,751
Crane Co.	4,985	268,492
Cummins, Inc.	3,570	392,486
Deere & Co.	3,000	230,970
Donaldson Co., Inc.	4,983	159,008
Dover Corp.	10,379	667,681
Flowserve Corp.	6,566	291,596
Graco, Inc.	3,870	324,925
IDEX Corp.	6,073	503,330
Illinois Tool Works, Inc.	6,408	656,436
Ingersoll-Rand PLC	4,578	283,882
ITT Corp.	11,176	412,283
Kennametal, Inc.	2,338	52,582
Lincoln Electric Holdings, Inc.	6,055	354,641
Manitowoc Co., Inc.	5,834	25,261
Manitowoc Foodservice, Inc. (a)	5,834	85,993
Middleby Corp. (a)	2,825	301,625
Nordson Corp.	3,321	252,529
Oshkosh Corp.	2,059	84,151
PACCAR, Inc.	4,537	248,129
Parker-Hannifin Corp.	4,840	537,627
Pentair PLC	7,847	425,778
Snap-on, Inc.	3,902	612,575
SPX FLOW, Inc. (a)	9,239	231,714
Stanley Black & Decker, Inc.	8,482	892,391
Terex Corp.	6,072	151,071
Timken Co.	5,609	187,845
Toro Co.	6,755	581,741
Trinity Industries, Inc.	26,116	478,184
WABCO Holdings, Inc. (a)	5,507	588,808
Wabtec Corp.	4,620	366,320
Xylem, Inc.	11,931	487,978

		12,430,508

MARINE — 0.1%
Kirby Corp. (a)	3,542	213,547

MEDIA — 3.2%
AMC Networks, Inc. Class A (a)	2,234	145,076
Cable One, Inc.	508	222,062
Cablevision Systems Corp. Class A	26,540	875,820
CBS Corp. Class B	18,252	1,005,503
Charter Communications, Inc. Class A (a)	1,582	320,244
Cinemark Holdings, Inc.	9,102	326,125
Comcast Corp. Class A	3,361	205,290
Discovery Communications, Inc. Class A (a)	4,836	138,455
Discovery Communications, Inc. Class C (a)	5,951	160,677
DISH Network Corp. Class A (a)	3,224	149,142
Gannett Co., Inc.	38,266	579,347
Interpublic Group of Cos., Inc.	42,398	973,034

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

John Wiley & Sons, Inc. Class A	4,616	$225,676
Liberty Media Corp. Class A (a)	11,327	437,562
Liberty Media Corp. Class C (a)	6,723	256,079
Lions Gate Entertainment Corp.	678	14,814
Live Nation Entertainment, Inc. (a)	3,902	87,054
Madison Square Garden Co. Class A (a)	700	116,452
MSG Networks, Inc. Class A (a)	13,899	240,314
News Corp. Class A	23,713	302,815
News Corp. Class B	8,855	117,329
Omnicom Group, Inc.	9,449	786,440
Regal Entertainment Group Class A	7,795	164,786
Scripps Networks Interactive, Inc. Class A	3,776	247,328
Sirius XM Holdings, Inc. (a)	63,288	249,988
Starz Class A (a)	10,965	288,708
TEGNA, Inc.	30,080	705,677
Thomson Reuters Corp.	5,691	230,372
Time Warner Cable, Inc.	3,085	631,253
Time Warner, Inc.	2,491	180,722
Tribune Media Co. Class A	849	32,559
Twenty-First Century Fox, Inc. Class A	5,927	165,245
Twenty-First Century Fox, Inc. Class B	2,277	64,211
Viacom, Inc. Class B	2,758	113,850
Walt Disney Co.	1,285	127,613

		10,887,622

METALS & MINING — 0.9%
Alcoa, Inc.	3,565	34,153
Compass Minerals International, Inc.	4,556	322,838
Newmont Mining Corp.	24,066	639,674
Nucor Corp.	14,347	678,613
Reliance Steel & Aluminum Co.	11,622	804,126
Southern Copper Corp.	2,486	68,887
Steel Dynamics, Inc.	15,719	353,835
Tahoe Resources, Inc.	2,903	29,117

		2,931,243

MULTI-UTILITIES — 2.8%
Alliant Energy Corp.	7,544	560,368
Ameren Corp.	14,930	747,993
CenterPoint Energy, Inc.	16,905	353,653
CMS Energy Corp.	21,342	905,755
Consolidated Edison, Inc.	12,464	954,992
Dominion Resources, Inc.	2,809	211,012
DTE Energy Co.	9,732	882,303
MDU Resources Group, Inc.	9,235	179,713
NiSource, Inc.	59,564	1,403,328
Public Service Enterprise Group, Inc.	22,474	1,059,424
SCANA Corp.	8,395	588,909
Sempra Energy	3,503	364,487
TECO Energy, Inc.	14,075	387,485
Vectren Corp.	9,770	493,971
WEC Energy Group, Inc.	8,340	500,984

		9,594,377

MULTILINE RETAIL — 1.0%
Dillard’s, Inc. Class A	860	73,023
Dollar General Corp.	10,904	933,382
Dollar Tree, Inc. (a)	7,299	601,875
JC Penney Co., Inc. (a)	35,861	396,623
Kohl’s Corp.	9,861	459,621
Macy’s, Inc.	4,247	187,250

Nordstrom, Inc.	4,104	234,790
Target Corp.	5,707	469,572

		3,356,136

OIL, GAS & CONSUMABLE FUELS — 4.0%
Anadarko Petroleum Corp.	1,890	88,017
Apache Corp.	4,107	200,463
Cabot Oil & Gas Corp.	3,621	82,233
California Resources Corp.	9,226	9,503
Chevron Corp.	1,472	140,429
Cimarex Energy Co.	8,276	805,007
Columbia Pipeline Group, Inc.	7,304	183,330
Concho Resources, Inc. (a)	3,291	332,523
ConocoPhillips	5,477	220,559
Continental Resources, Inc. (a)	3,668	111,361
CVR Energy, Inc.	5,104	133,214
Devon Energy Corp.	5,332	146,310
Diamondback Energy, Inc. (a)	2,186	168,716
Energen Corp.	3,147	115,149
EOG Resources, Inc.	7,577	549,939
EQT Corp.	1,817	122,211
Exxon Mobil Corp.	1,061	88,689
Gulfport Energy Corp. (a)	1,689	47,866
Hess Corp.	6,979	367,444
HollyFrontier Corp.	53,156	1,877,470
Kosmos Energy, Ltd. (a)	10,611	61,756
Laredo Petroleum, Inc. (a)	12,909	102,368
Marathon Oil Corp.	11,762	131,029
Marathon Petroleum Corp.	11,383	423,220
Murphy Oil Corp.	5,125	129,099
Newfield Exploration Co. (a)	41,161	1,368,603
Noble Energy, Inc.	5,837	183,340
Occidental Petroleum Corp.	8,260	565,232
ONEOK, Inc.	3,304	98,657
PBF Energy, Inc. Class A	5,562	184,658
Phillips 66	11,519	997,430
Pioneer Natural Resources Co.	3,365	473,590
QEP Resources, Inc.	15,177	214,148
Range Resources Corp.	945	30,599
SM Energy Co.	4,611	86,410
Spectra Energy Corp.	3,852	117,871
Tesoro Corp.	2,065	177,611
Valero Energy Corp.	31,815	2,040,614
World Fuel Services Corp.	7,768	377,369
WPX Energy, Inc. (a)	7,601	53,131

		13,607,168

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	13,801	558,941

PERSONAL PRODUCTS — 0.8%
Coty, Inc. Class A	5,036	140,152
Estee Lauder Cos., Inc. Class A	9,746	919,145
Herbalife, Ltd. (a)	24,515	1,509,144

		2,568,441

PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co.	1,621	103,550
Eli Lilly & Co.	2,066	148,773
Jazz Pharmaceuticals PLC (a)	283	36,946
Johnson & Johnson	633	68,491

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Mallinckrodt PLC (a)	355	$21,754
Merck & Co., Inc.	1,940	102,645
Mylan NV (a)	2,407	111,564
Perrigo Co. PLC	374	47,846
Pfizer, Inc.	3,106	92,062
Zoetis, Inc.	5,180	229,629

		963,260

PROFESSIONAL SERVICES — 1.4%
Dun & Bradstreet Corp.	3,179	327,691
Equifax, Inc.	6,730	769,172
IHS, Inc. Class A (a)	2,439	302,826
ManpowerGroup, Inc.	26,132	2,127,667
Nielsen Holdings PLC	7,089	373,307
Robert Half International, Inc.	8,024	373,758
Verisk Analytics, Inc. (a)	7,224	577,342

		4,851,763

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Alexandria Real Estate Equities, Inc. REIT	575	52,262
American Campus Communities, Inc.	904	42,569
American Capital Agency Corp.	1,845	34,372
American Tower Corp. REIT	1,353	138,507
Annaly Capital Management, Inc.	2,373	24,347
Apartment Investment & Management Co. Class A, REIT	723	30,236
Apple Hospitality REIT, Inc.	6,435	127,477
AvalonBay Communities, Inc. REIT	1,064	202,373
Boston Properties, Inc. REIT	648	82,348
Brixmor Property Group, Inc.	1,239	31,743
Camden Property Trust	3,952	332,324
Care Capital Properties, Inc.	8,852	237,588
CBL & Associates Properties, Inc.	4,451	52,967
Chimera Investment Corp.	25,029	340,144
Columbia Property Trust, Inc.	2,385	52,446
Communications Sales & Leasing, Inc. (a)	5,147	114,521
Corrections Corp. of America	4,340	139,097
Crown Castle International Corp. REIT	1,247	107,866
DDR Corp. REIT	2,970	52,836
Digital Realty Trust, Inc. REIT	1,812	160,344
Douglas Emmett, Inc. REIT	1,740	52,391
Duke Realty Corp.	7,134	160,800
Empire State Realty Trust, Inc. Class A	1,504	26,365
Equity Commonwealth (a)	881	24,862
Equity LifeStyle Properties, Inc.	3,368	244,955
Equity Residential REIT	1,731	129,877
Essex Property Trust, Inc. REIT	339	79,279
Extra Space Storage, Inc. REIT	3,031	283,277
Federal Realty Investment Trust REIT	1,017	158,703
Four Corners Property Trust, Inc.	2,745	49,273
Gaming and Leisure Properties, Inc.	9,584	296,337
General Growth Properties, Inc. REIT	2,110	62,730
HCP, Inc. REIT	4,277	139,345
Healthcare Trust of America, Inc. Class A	1,017	29,920
Hospitality Properties Trust	5,311	141,060
Host Hotels & Resorts, Inc. REIT	8,627	144,071
Iron Mountain, Inc. REIT	4,549	154,257
Kilroy Realty Corp. REIT	563	34,833
Kimco Realty Corp. REIT	10,230	294,419
Lamar Advertising Co. Class A	11,924	733,326
Liberty Property Trust REIT	2,459	82,278
Macerich Co. REIT	16,458	1,304,132

MFA Financial, Inc.	19,208	131,575
Mid-America Apartment Communities, Inc.	1,487	151,986
National Retail Properties, Inc.	3,390	156,618
Omega Healthcare Investors, Inc.	5,196	183,419
Outfront Media, Inc.	15,825	333,908
Piedmont Office Realty Trust, Inc. Class A	1,422	28,881
Post Properties, Inc. REIT	6,415	383,232
Prologis, Inc. REIT	2,433	107,490
Public Storage REIT	1,850	510,285
Rayonier, Inc.	3,310	81,691
Realty Income Corp. REIT	2,371	148,211
Regency Centers Corp.	2,938	219,909
Retail Properties of America, Inc. Class A	2,422	38,389
Senior Housing Properties Trust	2,308	41,290
Simon Property Group, Inc. REIT	791	164,283
SL Green Realty Corp. REIT	964	93,392
Starwood Property Trust, Inc.	3,582	67,807
Tanger Factory Outlet Centers, Inc.	2,147	78,129
Taubman Centers, Inc.	16,577	1,180,780
UDR, Inc. REIT	3,116	120,059
Ventas, Inc. REIT	1,258	79,204
Vornado Realty Trust REIT	2,147	202,741
Weingarten Realty Investors REIT	7,950	298,284
Welltower, Inc. REIT	686	47,567
Weyerhaeuser Co. REIT	41,198	1,276,314
WP Carey, Inc.	1,892	117,758
WP Glimcher, Inc.	5,196	49,310

		13,275,369

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	15,276	440,254
Jones Lang LaSalle, Inc.	5,549	651,009
Realogy Holdings Corp. (a)	2,901	104,755

		1,196,018

ROAD & RAIL — 0.7%
AMERCO	688	245,829
Avis Budget Group, Inc. (a)	3,091	84,570
CSX Corp.	11,249	289,662
Genesee & Wyoming, Inc. Class A (a)	1,741	109,161
Hertz Global Holdings, Inc. (a)	8,875	93,454
JB Hunt Transport Services, Inc.	4,263	359,115
Kansas City Southern	1,582	135,182
Landstar System, Inc.	4,604	297,464
Norfolk Southern Corp.	3,599	299,617
Old Dominion Freight Line, Inc. (a)	3,643	253,626
Ryder System, Inc.	2,082	134,872
Union Pacific Corp.	1,612	128,234

		2,430,786

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	10,245	606,402
Applied Materials, Inc.	5,507	116,638
Atmel Corp.	24,316	197,446
Broadcom, Ltd.	2,556	394,902
Cree, Inc. (a)	2,190	63,729
First Solar, Inc. (a)	18,153	1,242,936
Intel Corp.	5,926	191,706
KLA-Tencor Corp.	5,895	429,215

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Lam Research Corp.	2,930	$242,018
Linear Technology Corp.	13,527	602,763
Marvell Technology Group, Ltd.	10,881	112,183
Maxim Integrated Products, Inc.	14,866	546,772
Microchip Technology, Inc.	6,800	327,760
Micron Technology, Inc. (a)	1,447	15,150
NVIDIA Corp.	22,843	813,896
ON Semiconductor Corp. (a)	19,319	185,269
Qorvo, Inc. (a)	452	22,785
QUALCOMM, Inc.	1,473	75,329
Skyworks Solutions, Inc.	11,406	888,527
SunPower Corp. (a)	930	20,776
Teradyne, Inc.	25,422	548,861
Texas Instruments, Inc.	9,861	566,219
Xilinx, Inc.	13,020	617,539

		8,828,821

SOFTWARE — 2.0%
Activision Blizzard, Inc.	7,055	238,741
Adobe Systems, Inc. (a)	2,345	219,961
ANSYS, Inc. (a)	4,429	396,218
Autodesk, Inc. (a)	4,154	242,220
CA, Inc.	13,256	408,152
Cadence Design Systems, Inc. (a)	9,711	228,985
CDK Global, Inc.	9,899	460,799
Citrix Systems, Inc. (a)	9,100	715,078
Electronic Arts, Inc. (a)	17,393	1,149,851
Fortinet, Inc. (a)	6,100	186,843
Intuit, Inc.	4,073	423,633
Microsoft Corp.	1,429	78,924
Nuance Communications, Inc. (a)	3,948	73,788
Oracle Corp.	609	24,914
PTC, Inc. (a)	1,208	40,057
Red Hat, Inc. (a)	5,922	441,248
salesforce.com, Inc. (a)	916	67,628
SS&C Technologies Holdings, Inc.	2,003	127,030
Symantec Corp.	10,500	192,990
Synopsys, Inc. (a)	12,985	628,993
Tableau Software, Inc. Class A (a)	904	41,467
Ultimate Software Group, Inc. (a)	1,421	274,964
VMware, Inc. Class A (a)	815	42,633

		6,705,117

SPECIALTY RETAIL — 4.2%
Advance Auto Parts, Inc.	2,961	474,767
AutoNation, Inc. (a)	10,191	475,716
AutoZone, Inc. (a)	1,309	1,042,867
Bed Bath & Beyond, Inc. (a)	8,650	429,386
Best Buy Co., Inc.	14,872	482,448
Cabela’s, Inc. (a)	1,017	49,518
CarMax, Inc. (a)	1,180	60,298
Dick’s Sporting Goods, Inc.	7,546	352,775
DSW, Inc. Class A	2,584	71,422
Foot Locker, Inc.	25,863	1,668,163
GameStop Corp. Class A	35,853	1,137,616
Gap, Inc.	5,216	153,350
GNC Holdings, Inc. Class A	1,888	59,944
Home Depot, Inc.	1,604	214,022
L Brands, Inc.	6,582	577,965
Lowe’s Cos., Inc.	8,007	606,530

Murphy USA, Inc. (a)	3,907	240,085
O’Reilly Automotive, Inc. (a)	3,447	943,306
Office Depot, Inc. (a)	17,258	122,532
Penske Automotive Group, Inc.	3,955	149,895
Ross Stores, Inc.	15,906	920,957
Sally Beauty Holdings, Inc. (a)	6,227	201,630
Signet Jewelers, Ltd.	1,573	195,099
Staples, Inc.	30,259	333,757
Tiffany & Co.	1,617	118,655
TJX Cos., Inc.	10,674	836,308
Tractor Supply Co.	10,350	936,261
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,328	838,507
Urban Outfitters, Inc. (a)	4,068	134,610
Williams-Sonoma, Inc.	9,840	538,642

		14,367,031

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Apple, Inc.	2,602	283,592
EMC Corp.	14,712	392,075
Hewlett Packard Enterprise Co.	109,423	1,940,070
HP, Inc.	8,869	109,266
Lexmark International, Inc. Class A	6,213	207,701
NCR Corp. (a)	1,514	45,314
NetApp, Inc.	7,729	210,924
SanDisk Corp.	4,453	338,784
Western Digital Corp.	1,392	65,758

		3,593,484

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter’s, Inc.	6,601	695,613
Coach, Inc.	12,866	515,798
Hanesbrands, Inc.	11,242	318,598
lululemon athletica, Inc. (a)	4,409	298,534
Michael Kors Holdings, Ltd. (a)	2,147	122,293
NIKE, Inc. Class B	5,782	355,420
PVH Corp.	1,706	168,996
Ralph Lauren Corp.	1,686	162,294
Skechers U.S.A., Inc. Class A (a)	20,467	623,220
Under Armour, Inc. Class A (a)	4,596	389,879
VF Corp.	5,188	335,975

		3,986,620

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc.	7,379	117,326

TOBACCO — 0.2%
Altria Group, Inc.	3,564	223,320
Philip Morris International, Inc.	2,335	229,087
Reynolds American, Inc.	2,996	150,729

		603,136

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Air Lease Corp.	7,254	232,999
Fastenal Co.	7,540	369,460
GATX Corp.	2,410	114,475
HD Supply Holdings, Inc. (a)	7,838	259,203
MSC Industrial Direct Co., Inc. Class A	2,030	154,909
NOW, Inc. (a)	3,375	59,805
United Rentals, Inc. (a)	2,618	162,813
W.W. Grainger, Inc.	2,097	489,503
Watsco, Inc.	2,887	388,994
WESCO International, Inc. (a)	671	36,684

		2,268,845

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	2,688	$181,279

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	9,690	667,932
Aqua America, Inc.	12,032	382,858

		1,050,790

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Sprint Corp. (a)	19,642	68,354
T-Mobile US, Inc. (a)	9,384	359,407
Telephone & Data Systems, Inc.	11,370	342,123
United States Cellular Corp. (a)	1,017	46,467

		816,351

TOTAL COMMON STOCKS (Cost $332,022,792)		340,524,678

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $459,139)	459,139	459,139

TOTAL INVESTMENTS — 100.0% (Cost $332,481,931)		340,983,817
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(83,703)

NET ASSETS — 100.0%		$340,900,114

(a)	Non-income producing security.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$10,253,466	$—	$—	$10,253,466
Air Freight & Logistics	2,288,883	—	—	2,288,883
Airlines	6,789,239	—	—	6,789,239
Auto Components	5,812,871	—	—	5,812,871
Automobiles.	2,102,600	—	—	2,102,600
Banks	2,891,359	—	—	2,891,359
Beverages	4,049,456	—	—	4,049,456
Biotechnology	3,028,153	—	—	3,028,153
Building Products	3,863,900	—	—	3,863,900
Capital Markets	4,777,029	—	—	4,777,029
Chemicals	11,599,985	—	—	11,599,985
Commercial Services & Supplies	5,293,774	—	—	5,293,774
Communications Equipment	1,983,171	—	—	1,983,171
Construction & Engineering	3,037,992	—	—	3,037,992
Construction Materials	355,215	—	—	355,215
Consumer Finance	1,770,776	—	—	1,770,776
Containers & Packaging	5,499,010	—	—	5,499,010
Distributors	1,231,085	—	—	1,231,085
Diversified Consumer Services	1,734,459	—	—	1,734,459
Diversified Financial Services	3,728,755	—	—	3,728,755
Diversified Telecommunication Services	1,279,519	—	—	1,279,519
Electric Utilities	10,157,436	—	—	10,157,436
Electrical Equipment.	3,467,793	—	—	3,467,793
Electronic Equipment, Instruments & Components	7,218,487	—	—	7,218,487
Energy Equipment & Services	5,250,960	—	—	5,250,960
Food & Staples Retailing	6,031,268	—	—	6,031,268
Food Products	10,001,502	—	—	10,001,502

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Gas Utilities	$2,397,324	$—	$—	$2,397,324
Health Care Equipment & Supplies	8,797,577	—	—	8,797,577
Health Care Providers & Services	16,928,079	—	—	16,928,079
Health Care Technology	392,079	—	—	392,079
Hotels, Restaurants & Leisure	9,181,309	—	—	9,181,309
Household Durables	5,693,212	—	—	5,693,212
Household Products	2,830,369	—	—	2,830,369
Independent Power Producers & Energy Traders	388,718	—	—	388,718
Industrial Conglomerates	1,480,937	—	—	1,480,937
Insurance	20,054,719	—	—	20,054,719
Internet & Catalog Retail	2,394,544	—	—	2,394,544
Internet Software & Services	2,532,743	—	—	2,532,743
IT Services.	14,848,914	—	—	14,848,914
Leisure Equipment & Products	2,174,913	—	—	2,174,913
Life Sciences Tools & Services	3,547,119	—	—	3,547,119
Machinery	12,430,508	—	—	12,430,508
Marine	213,547	—	—	213,547
Media	10,887,622	—	—	10,887,622
Metals & Mining	2,931,243	—	—	2,931,243
Multi-Utilities	9,594,377	—	—	9,594,377
Multiline Retail	3,356,136	—	—	3,356,136
Oil, Gas & Consumable Fuels	13,607,168	—	—	13,607,168
Paper & Forest Products	558,941	—	—	558,941
Personal Products	2,568,441	—	—	2,568,441
Pharmaceuticals	963,260	—	—	963,260
Professional Services	4,851,763	—	—	4,851,763
Real Estate Investment Trusts (REITs)	13,275,369	—	—	13,275,369
Real Estate Management & Development	1,196,018	—	—	1,196,018
Road & Rail	2,430,786	—	—	2,430,786
Semiconductors & Semiconductor Equipment	8,828,821	—	—	8,828,821
Software	6,705,117	—	—	6,705,117
Specialty Retail	14,367,031	—	—	14,367,031
Technology Hardware, Storage & Peripherals	3,593,484	—	—	3,593,484
Textiles, Apparel & Luxury Goods	3,986,620	—	—	3,986,620
Thrifts & Mortgage Finance.	117,326	—	—	117,326
Tobacco	603,136	—	—	603,136
Trading Companies & Distributors	2,268,845	—	—	2,268,845
Transportation Infrastructure	181,279	—	—	181,279
Water Utilities	1,050,790	—	—	1,050,790
Wireless Telecommunication Services	816,351	—	—	816,351
Short-Term Investment	459,139	—	—	459,139

TOTAL INVESTMENTS	$340,983,817	$—	$—	$340,983,817

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
B/E Aerospace, Inc.	9,603	$442,890
BWX Technologies, Inc.	4,631	155,416
Hexcel Corp.	5,648	246,874
Huntington Ingalls Industries, Inc.	5,482	750,705
L-3 Communications Holdings, Inc.	13,787	1,633,760
Northrop Grumman Corp.	10,338	2,045,890
Orbital ATK, Inc.	2,147	186,660
Raytheon Co.	16,618	2,037,865
Rockwell Collins, Inc.	4,859	448,049
Triumph Group, Inc.	3,727	117,326

		8,065,435

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	12,845	953,484
Expeditors International of Washington, Inc.	18,413	898,739

		1,852,223

AIRLINES — 0.7%
Alaska Air Group, Inc.	11,505	943,640
Copa Holdings SA Class A	3,614	244,849
Southwest Airlines Co.	31,903	1,429,254

		2,617,743

AUTO COMPONENTS — 1.0%
Delphi Automotive PLC	22,512	1,688,850
Lear Corp.	12,439	1,382,844
Visteon Corp.	3,842	305,785

		3,377,479

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	9,731	499,492

BANKS — 0.3%
Bank of Hawaii Corp.	2,260	154,313
BOK Financial Corp.	1,919	104,816
CIT Group, Inc.	14,801	459,275
Commerce Bancshares, Inc.	4,407	198,094

		916,498

BEVERAGES — 2.0%
Brown-Forman Corp. Class B	5,874	578,413
Coca-Cola Enterprises, Inc.	50,287	2,551,562
Dr. Pepper Snapple Group, Inc.	22,553	2,016,689
Molson Coors Brewing Co. Class B	17,989	1,730,182

		6,876,846

BUILDING PRODUCTS — 0.3%
Allegion PLC	3,503	223,176
AO Smith Corp.	3,390	258,691
Armstrong World Industries, Inc. (a)	1,243	60,124
Lennox International, Inc.	2,599	351,359

		893,350

CAPITAL MARKETS — 1.3%
Eaton Vance Corp.	19,950	668,724
Federated Investors, Inc. Class B	12,541	361,808
Franklin Resources, Inc.	21,701	847,424
Legg Mason, Inc.	4,292	148,846
LPL Financial Holdings, Inc.	6,552	162,490
SEI Investments Co.	16,058	691,297
T Rowe Price Group, Inc.	21,303	1,564,918

Waddell & Reed Financial, Inc. Class A	6,665	156,894

		4,602,401

CHEMICALS — 3.2%
Airgas, Inc.	12,703	1,799,253
Ashland, Inc.	2,938	323,062
Cabot Corp.	7,117	343,965
FMC Corp.	12,991	524,447
International Flavors & Fragrances, Inc.	12,323	1,401,988
NewMarket Corp.	1,086	430,338
PPG Industries, Inc.	13,543	1,509,909
Praxair, Inc.	13,962	1,597,951
RPM International, Inc.	12,738	602,889
Scotts Miracle-Gro Co. Class A	7,795	567,242
Sherwin-Williams Co.	3,271	931,156
Valspar Corp.	11,349	1,214,570

		11,246,770

COMMERCIAL SERVICES & SUPPLIES — 2.5%
ADT Corp.	17,393	717,635
Cintas Corp.	10,566	948,932
Clean Harbors, Inc. (a)	2,823	139,287
Copart, Inc. (a)	21,099	860,206
Covanta Holding Corp.	8,473	142,855
Republic Services, Inc.	18,726	892,294
Rollins, Inc.	11,298	306,402
RR Donnelley & Sons Co.	6,439	105,600
Stericycle, Inc. (a)	3,614	456,051
Tyco International PLC	58,810	2,158,915
Waste Connections, Inc.	11,838	764,616
Waste Management, Inc.	24,351	1,436,709

		8,929,502

COMMUNICATIONS EQUIPMENT — 0.4%
ARRIS International PLC (a)	10,394	238,230
Harris Corp.	17,089	1,330,550

		1,568,780

CONSTRUCTION & ENGINEERING — 0.7%
Fluor Corp.	8,023	430,835
Jacobs Engineering Group, Inc. (a)	17,752	773,100
KBR, Inc.	6,778	104,923
Quanta Services, Inc. (a)	31,447	709,444
Valmont Industries, Inc.	3,727	461,552

		2,479,854

CONSUMER FINANCE — 0.1%
Credit Acceptance Corp. (a)	495	89,867
Navient Corp.	25,308	302,937

		392,804

CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	17,374	1,362,295
Avery Dennison Corp.	20,510	1,478,976
Ball Corp.	19,724	1,406,124
Bemis Co., Inc.	20,741	1,073,969
Crown Holdings, Inc. (a)	12,828	636,140
Graphic Packaging Holding Co.	14,121	181,455
International Paper Co.	25,748	1,056,698
Packaging Corp. of America	18,314	1,106,166
Silgan Holdings, Inc.	11,922	633,893
Sonoco Products Co.	28,735	1,395,659

		10,331,375

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

DISTRIBUTORS — 1.1%
Genuine Parts Co.	39,728	$3,947,374

DIVERSIFIED CONSUMER SERVICES — 0.4%
Graham Holdings Co. Class B	509	244,320
H&R Block, Inc.	35,131	928,161
Service Corp. International	10,731	264,841

		1,437,322

DIVERSIFIED FINANCIAL SERVICES — 0.9%
CBOE Holdings, Inc.	12,376	808,524
FactSet Research Systems, Inc.	5,267	798,109
Morningstar, Inc.	4,631	408,778
MSCI, Inc.	7,569	560,712
Nasdaq, Inc.	6,778	449,924
Voya Financial, Inc.	9,942	295,973

		3,322,020

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
CenturyLink, Inc.	89,757	2,868,634
Frontier Communications Corp.	46,998	262,719

		3,131,353

ELECTRIC UTILITIES — 4.7%
American Electric Power Co., Inc.	18,770	1,246,328
Edison International	20,701	1,488,195
Entergy Corp.	18,435	1,461,527
Eversource Energy	17,259	1,006,890
Exelon Corp.	28,200	1,011,252
FirstEnergy Corp.	22,407	805,980
Great Plains Energy, Inc.	23,980	773,355
Hawaiian Electric Industries, Inc.	12,202	395,345
ITC Holdings Corp.	10,168	443,020
OGE Energy Corp.	24,246	694,163
PG&E Corp.	17,246	1,029,931
Pinnacle West Capital Corp.	17,211	1,292,030
PPL Corp.	33,477	1,274,469
Southern Co.	19,605	1,014,167
Westar Energy, Inc.	20,735	1,028,663
Xcel Energy, Inc.	33,875	1,416,652

		16,381,967

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	13,007	650,090
Babcock & Wilcox Enterprises, Inc. (a)	2,260	48,364
Emerson Electric Co.	24,078	1,309,362
Hubbell, Inc.	7,230	765,874
Regal Beloit Corp.	3,955	249,521
Rockwell Automation, Inc.	5,283	600,941

		3,624,152

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	9,490	548,712
Arrow Electronics, Inc. (a)	8,812	567,581
Avnet, Inc.	10,733	475,472
CDW Corp.	20,722	859,963
Dolby Laboratories, Inc. Class A	6,439	279,839
FLIR Systems, Inc.	11,748	387,096
Keysight Technologies, Inc. (a)	18,980	526,505
National Instruments Corp.	6,326	190,476

		3,835,644

ENERGY EQUIPMENT & SERVICES — 0.6%
Diamond Offshore Drilling, Inc.	6,891	149,742
Dril-Quip, Inc. (a)	2,034	123,179
Ensco PLC Class A	10,168	105,442
FMC Technologies, Inc. (a)	15,253	417,322
National Oilwell Varco, Inc.	18,891	587,510
Oceaneering International, Inc.	16,833	559,529

		1,942,724

FOOD & STAPLES RETAILING — 2.3%
Kroger Co.	81,953	3,134,702
Sysco Corp.	106,772	4,989,456

		8,124,158

FOOD PRODUCTS — 5.9%
Archer-Daniels-Midland Co.	48,254	1,752,103
Bunge, Ltd.	39,742	2,252,179
Campbell Soup Co.	22,454	1,432,341
ConAgra Foods, Inc.	37,749	1,684,360
Flowers Foods, Inc.	37,758	697,013
General Mills, Inc.	30,474	1,930,528
Hershey Co.	17,404	1,602,734
Hormel Foods Corp.	42,908	1,855,342
Ingredion, Inc.	15,737	1,680,554
Kellogg Co.	28,720	2,198,516
McCormick & Co., Inc.	23,339	2,321,764
Mead Johnson Nutrition Co.	9,759	829,222
Pinnacle Foods, Inc.	10,733	479,550

		20,716,206

GAS UTILITIES — 1.3%
AGL Resources, Inc.	17,223	1,121,906
Atmos Energy Corp.	15,929	1,182,888
National Fuel Gas Co.	8,475	424,174
Questar Corp.	23,837	591,158
UGI Corp.	32,105	1,293,510

		4,613,636

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Becton Dickinson and Co.	10,754	1,632,672
C.R. Bard, Inc.	11,934	2,418,664
DENTSPLY SIRONA, Inc.	36,416	2,244,318
IDEXX Laboratories, Inc. (a)	13,343	1,045,024
ResMed, Inc.	12,852	743,103
Teleflex, Inc.	4,128	648,137
Varian Medical Systems, Inc. (a)	17,274	1,382,265
Zimmer Biomet Holdings, Inc.	11,939	1,273,056

		11,387,239

HEALTH CARE PROVIDERS & SERVICES — 4.7%
AmerisourceBergen Corp. Class A	39,901	3,453,432
Cardinal Health, Inc.	20,113	1,648,260
DaVita HealthCare Partners, Inc. (a)	12,737	934,641
Henry Schein, Inc. (a)	19,625	3,387,864
Laboratory Corp. of America Holdings (a)	11,001	1,288,547
LifePoint Health, Inc. (a)	5,196	359,823
McKesson Corp.	10,398	1,635,086
MEDNAX, Inc. (a)	17,431	1,126,391
Patterson Cos., Inc.	22,976	1,069,073
Quest Diagnostics, Inc.	17,036	1,217,222
VCA, Inc. (a)	5,874	338,871

		16,459,210

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	24,609	$815,050
Brinker International, Inc.	10,168	467,220
Choice Hotels International, Inc.	3,503	189,337
Dunkin’ Brands Group, Inc.	4,068	191,887
Hyatt Hotels Corp. Class A (a)	3,955	195,733
Panera Bread Co. Class A (a)	2,995	613,466
Six Flags Entertainment Corp.	5,085	282,167
Starwood Hotels & Resorts Worldwide, Inc.	7,682	640,909
Wendy’s Co.	12,315	134,110
Wyndham Worldwide Corp.	8,490	648,891

		4,178,770

HOUSEHOLD DURABLES — 1.5%
Garmin, Ltd.	38,792	1,550,128
Jarden Corp. (a)	8,858	522,179
Leggett & Platt, Inc.	15,987	773,771
NVR, Inc. (a)	824	1,427,498
Tupperware Brands Corp.	15,039	871,961

		5,145,537

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	18,780	1,731,140
Clorox Co.	17,592	2,217,648
Energizer Holdings, Inc.	4,633	187,683
Kimberly-Clark Corp.	26,290	3,536,268

		7,672,739

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	43,495	513,241
Calpine Corp. (a)	16,044	243,388
NRG Energy, Inc.	8,925	116,114

		872,743

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	3,275	325,863
Roper Technologies, Inc.	3,207	586,143

		912,006

INSURANCE — 9.4%
Alleghany Corp. (a)	2,315	1,148,703
Allied World Assurance Co. Holdings AG	25,882	904,317
Allstate Corp.	19,152	1,290,270
American Financial Group, Inc.	6,778	476,968
American National Insurance Co.	902	104,181
AmTrust Financial Services, Inc.	3,390	87,733
Arch Capital Group, Ltd. (a)	24,925	1,772,167
Arthur J Gallagher & Co.	13,332	593,007
Aspen Insurance Holdings, Ltd.	19,470	928,719
Assurant, Inc.	7,908	610,102
Axis Capital Holdings, Ltd.	32,282	1,790,360
Brown & Brown, Inc.	17,389	622,526
Cincinnati Financial Corp.	19,519	1,275,762
CNA Financial Corp.	1,582	50,909
Endurance Specialty Holdings, Ltd.	11,314	739,257
Erie Indemnity Co. Class A	2,710	252,003
Everest Re Group, Ltd.	14,704	2,903,011
FNF Group	28,765	975,133
Hanover Insurance Group, Inc.	7,182	647,960
Marsh & McLennan Cos., Inc.	30,971	1,882,727

Mercury General Corp.	5,196	288,378
Old Republic International Corp.	20,788	380,005
ProAssurance Corp.	13,644	690,386
Progressive Corp.	101,990	3,583,929
Reinsurance Group of America, Inc. Class A	6,934	667,398
RenaissanceRe Holdings, Ltd.	15,287	1,831,841
Torchmark Corp.	19,440	1,052,870
Travelers Cos., Inc.	18,342	2,140,695
Unum Group	11,185	345,840
Validus Holdings, Ltd.	28,172	1,329,437
White Mountains Insurance Group, Ltd.	671	538,545
WR Berkley Corp.	20,798	1,168,848

		33,073,987

INTERNET & CATALOG RETAIL — 0.3%
Liberty Interactive Corp. QVC Group Class A (a)	39,500	997,375

INTERNET SOFTWARE & SERVICES — 0.6%
VeriSign, Inc. (a)	23,460	2,077,148

IT SERVICES — 5.0%
Amdocs, Ltd.	51,443	3,108,186
Booz Allen Hamilton Holding Corp.	5,648	171,021
Broadridge Financial Solutions, Inc.	20,809	1,234,182
Computer Sciences Corp.	10,957	376,811
CSRA, Inc.	11,185	300,876
DST Systems, Inc.	12,209	1,376,809
Fidelity National Information Services, Inc.	9,151	579,350
Fiserv, Inc. (a)	9,810	1,006,310
Gartner, Inc. (a)	15,709	1,403,599
Genpact, Ltd. (a)	16,042	436,182
Jack Henry & Associates, Inc.	15,453	1,306,860
Leidos Holdings, Inc.	21,923	1,103,165
Paychex, Inc.	23,793	1,285,060
Teradata Corp. (a)	19,432	509,896
Total System Services, Inc.	14,234	677,254
Vantiv, Inc. Class A (a)	4,970	267,784
Western Union Co.	81,799	1,577,903
Xerox Corp.	65,477	730,723

		17,451,971

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Hasbro, Inc.	9,709	777,691
Mattel, Inc.	61,500	2,067,630
Polaris Industries, Inc.	2,825	278,206
Vista Outdoor, Inc. (a)	3,840	199,334

		3,322,861

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	3,616	494,380
Bio-Techne Corp.	7,368	696,423
Charles River Laboratories International, Inc. (a)	3,729	283,180
Mettler-Toledo International, Inc. (a)	1,897	654,010
PerkinElmer, Inc.	4,066	201,104
Quintiles Transnational Holdings, Inc. (a)	8,021	522,167
Waters Corp. (a)	5,731	756,034

		3,607,298

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MACHINERY — 3.8%
AGCO Corp.	4,407	$219,028
Allison Transmission Holdings, Inc.	9,942	268,235
Crane Co.	7,456	401,580
Donaldson Co., Inc.	26,824	855,954
Dover Corp.	20,530	1,320,695
Flowserve Corp.	8,247	366,249
Graco, Inc.	5,311	445,911
IDEX Corp.	9,444	782,719
Illinois Tool Works, Inc.	11,634	1,191,787
ITT Corp.	7,682	283,389
Kennametal, Inc.	2,825	63,534
Lincoln Electric Holdings, Inc.	14,562	852,896
Nordson Corp.	3,501	266,216
PACCAR, Inc.	11,788	644,686
Parker-Hannifin Corp.	7,251	805,441
Pentair PLC	12,424	674,126
Snap-on, Inc.	4,930	773,961
SPX Corp.	2,486	37,340
SPX FLOW, Inc. (a)	2,486	62,349
Stanley Black & Decker, Inc.	8,296	872,822
Timken Co.	5,987	200,505
Toro Co.	8,925	768,621
WABCO Holdings, Inc. (a)	3,164	338,295
Wabtec Corp.	4,520	358,391
Xylem, Inc.	11,298	462,088

		13,316,818

MARINE — 0.1%
Kirby Corp. (a)	8,473	510,837

MEDIA — 3.2%
Cable One, Inc.	513	224,248
Cinemark Holdings, Inc.	11,298	404,807
Discovery Communications, Inc. Class A (a)	12,541	359,049
Discovery Communications, Inc. Class C (a)	17,398	469,746
Gannett Co., Inc.	21,353	323,284
John Wiley & Sons, Inc. Class A	13,891	679,131
Liberty Media Corp. Class A (a)	5,424	209,529
Liberty Media Corp. Class C (a)	15,590	593,823
Madison Square Garden Co. Class A (a)	2,086	347,027
MSG Networks, Inc. Class A (a)	5,987	103,515
News Corp. Class A	100,369	1,281,712
News Corp. Class B	34,007	450,593
Omnicom Group, Inc.	34,572	2,877,428
Regal Entertainment Group Class A	15,364	324,795
Scripps Networks Interactive, Inc. Class A	22,671	1,484,951
Starz Class A (a)	4,292	113,008
Viacom, Inc. Class A	565	25,595
Viacom, Inc. Class B	19,841	819,036

		11,091,277

METALS & MINING — 0.7%
Compass Minerals International, Inc.	8,021	568,368
Nucor Corp.	29,456	1,393,269
Reliance Steel & Aluminum Co.	5,876	406,560

		2,368,197

MULTI-UTILITIES — 3.9%
Alliant Energy Corp.	11,730	871,304

Ameren Corp.	22,894	1,146,990
CenterPoint Energy, Inc.	45,970	961,692
CMS Energy Corp.	27,998	1,188,235
Consolidated Edison, Inc.	19,895	1,524,355
DTE Energy Co.	16,446	1,490,994
MDU Resources Group, Inc.	40,035	779,081
NiSource, Inc.	10,507	247,545
Public Service Enterprise Group, Inc.	28,715	1,353,625
SCANA Corp.	14,867	1,042,920
Sempra Energy	5,120	532,736
TECO Energy, Inc.	20,788	572,294
Vectren Corp.	16,317	824,988
WEC Energy Group, Inc.	19,843	1,191,969

		13,728,728

MULTILINE RETAIL — 1.9%
Dillard’s, Inc. Class A	2,599	220,681
Dollar General Corp.	21,998	1,883,029
Dollar Tree, Inc. (a)	17,843	1,471,334
Kohl’s Corp.	30,461	1,419,787
Macy’s, Inc.	22,753	1,003,180
Nordstrom, Inc.	12,729	728,226

		6,726,237

OIL, GAS & CONSUMABLE FUELS — 0.7%
California Resources Corp.	56,262	57,950
Columbia Pipeline Group, Inc.	10,507	263,726
Energen Corp.	3,388	123,967
Marathon Oil Corp.	51,744	576,428
Murphy Oil Corp.	28,168	709,552
ONEOK, Inc.	9,829	293,494
QEP Resources, Inc.	11,409	160,981
Targa Resources Corp.	3,727	111,288
World Fuel Services Corp.	5,874	285,359

		2,582,745

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	4,518	182,979

PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co.	4,633	373,096
Estee Lauder Cos., Inc. Class A	9,697	914,524

		1,287,620

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	7,970	821,548
Equifax, Inc.	11,579	1,323,364
IHS, Inc. Class A (a)	4,717	585,663
ManpowerGroup, Inc.	4,970	404,657
Nielsen Holdings PLC	16,610	874,683
Robert Half International, Inc.	11,637	542,051
Verisk Analytics, Inc. (a)	11,800	943,056

		5,495,022

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
American Capital Agency Corp.	16,270	303,110
Apple Hospitality REIT, Inc.	15,479	306,639
Camden Property Trust	6,484	545,240
CBL & Associates Properties, Inc.	9,716	115,620
Chimera Investment Corp.	60,118	817,004
Corrections Corp. of America	31,209	1,000,248
Equity LifeStyle Properties, Inc.	5,309	386,124
Four Corners Property Trust, Inc.	926	16,622

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Gaming and Leisure Properties, Inc.	3,955	$122,289
HCP, Inc. REIT	25,088	817,367
Hospitality Properties Trust	9,942	264,059
Iron Mountain, Inc. REIT	9,716	329,470
Macerich Co. REIT	7,669	607,692
MFA Financial, Inc.	70,837	485,233
National Retail Properties, Inc.	9,264	427,997
NorthStar Realty Europe Corp.	904	10,486
Omega Healthcare Investors, Inc.	11,296	398,749
Outfront Media, Inc.	32,723	690,455
Post Properties, Inc. REIT	9,415	562,452
Rayonier, Inc.	24,364	601,303
Senior Housing Properties Trust	18,302	327,423
Tanger Factory Outlet Centers, Inc.	8,812	320,669
Taubman Centers, Inc.	13,827	984,897
Two Harbors Investment Corp.	41,122	326,509
Weingarten Realty Investors REIT	10,281	385,743
Weyerhaeuser Co. REIT	57,338	1,776,331
WP Glimcher, Inc.	46,998	446,011

		13,375,742

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Jones Lang LaSalle, Inc.	2,098	246,137

ROAD & RAIL — 1.0%
Genesee & Wyoming, Inc. Class A (a)	3,842	240,893
JB Hunt Transport Services, Inc.	8,366	704,752
Landstar System, Inc.	13,797	891,424
Norfolk Southern Corp.	10,566	879,619
Old Dominion Freight Line, Inc. (a)	5,761	401,081
Ryder System, Inc.	4,520	292,806

		3,410,575

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
KLA-Tencor Corp.	25,404	1,849,665
Linear Technology Corp.	51,448	2,292,523
Maxim Integrated Products, Inc.	36,559	1,344,640
Xilinx, Inc.	26,649	1,263,962

		6,750,790

SOFTWARE — 1.2%
ANSYS, Inc. (a)	8,873	793,779
CA, Inc.	51,155	1,575,062
Synopsys, Inc. (a)	36,582	1,772,032

		4,140,873

SPECIALTY RETAIL — 3.6%
AutoNation, Inc. (a)	6,102	284,841
AutoZone, Inc. (a)	2,696	2,147,876
Bed Bath & Beyond, Inc. (a)	39,371	1,954,376
Dick’s Sporting Goods, Inc.	17,876	835,703
DSW, Inc. Class A	4,857	134,247
Foot Locker, Inc.	16,188	1,044,126
GameStop Corp. Class A	5,424	172,104
Gap, Inc.	22,240	653,856
Murphy USA, Inc. (a)	13,896	853,909
Ross Stores, Inc.	33,813	1,957,773
Sally Beauty Holdings, Inc. (a)	23,110	748,302
Staples, Inc.	49,710	548,301
Tractor Supply Co.	6,100	551,806
Urban Outfitters, Inc. (a)	7,230	239,241

Williams-Sonoma, Inc.	7,117	389,585

		12,516,046

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Hewlett Packard Enterprise Co.	29,826	528,815
NetApp, Inc.	33,498	914,160

		1,442,975

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	4,518	476,107
Coach, Inc.	15,703	629,533
Ralph Lauren Corp.	8,853	852,190
VF Corp.	15,283	989,727

		2,947,557

THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	25,534	405,991

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	5,535	177,784
Fastenal Co.	11,635	570,115
GATX Corp.	3,616	171,760
MSC Industrial Direct Co., Inc. Class A	7,664	584,840
W.W. Grainger, Inc.	6,033	1,408,283
Watsco, Inc.	3,388	456,499
WESCO International, Inc. (a)	1,806	98,734

		3,468,015

WATER UTILITIES — 0.4%
American Water Works Co., Inc.	11,807	813,857
Aqua America, Inc.	14,349	456,585

		1,270,442

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	7,456	224,351
United States Cellular Corp. (a)	2,260	103,259

		327,610

TOTAL COMMON STOCKS (Cost $335,093,659)		350,479,205

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $647,119)	647,119	647,119

TOTAL INVESTMENTS — 100.0% (Cost $335,740,778)		351,126,324
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(82,209)

NET ASSETS — 100.0%		$351,044,115

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,065,435	$—	$—	$8,065,435
Air Freight & Logistics	1,852,223	—	—	1,852,223
Airlines	2,617,743	—	—	2,617,743
Auto Components	3,377,479	—	—	3,377,479
Automobiles	499,492	—	—	499,492
Banks	916,498	—	—	916,498
Beverages	6,876,846	—	—	6,876,846
Building Products	893,350	—	—	893,350
Capital Markets	4,602,401	—	—	4,602,401
Chemicals	11,246,770	—	—	11,246,770
Commercial Services & Supplies	8,929,502	—	—	8,929,502
Communications Equipment	1,568,780	—	—	1,568,780
Construction & Engineering	2,479,854	—	—	2,479,854
Consumer Finance	392,804	—	—	392,804
Containers & Packaging	10,331,375	—	—	10,331,375
Distributors	3,947,374	—	—	3,947,374
Diversified Consumer Services	1,437,322	—	—	1,437,322
Diversified Financial Services	3,322,020	—	—	3,322,020
Diversified Telecommunication Services	3,131,353	—	—	3,131,353
Electric Utilities	16,381,967	—	—	16,381,967
Electrical Equipment	3,624,152	—	—	3,624,152
Electronic Equipment, Instruments & Components	3,835,644	—	—	3,835,644
Energy Equipment & Services	1,942,724	—	—	1,942,724
Food & Staples Retailing	8,124,158	—	—	8,124,158
Food Products	20,716,206	—	—	20,716,206
Gas Utilities	4,613,636	—	—	4,613,636
Health Care Equipment & Supplies	11,387,239	—	—	11,387,239
Health Care Providers & Services	16,459,210	—	—	16,459,210
Hotels, Restaurants & Leisure	4,178,770	—	—	4,178,770
Household Durables	5,145,537	—	—	5,145,537
Household Products	7,672,739	—	—	7,672,739
Independent Power Producers & Energy Traders	872,743	—	—	872,743
Industrial Conglomerates	912,006	—	—	912,006
Insurance	33,073,987	—	—	33,073,987
Internet & Catalog Retail	997,375	—	—	997,375
Internet Software & Services	2,077,148	—	—	2,077,148
IT Services	17,451,971	—	—	17,451,971
Leisure Equipment & Products	3,322,861	—	—	3,322,861
Life Sciences Tools & Services	3,607,298	—	—	3,607,298
Machinery	13,316,818	—	—	13,316,818
Marine	510,837	—	—	510,837
Media	11,091,277	—	—	11,091,277
Metals & Mining	2,368,197	—	—	2,368,197
Multi-Utilities	13,728,728	—	—	13,728,728
Multiline Retail	6,726,237	—	—	6,726,237
Oil, Gas & Consumable Fuels	2,582,745	—	—	2,582,745
Paper & Forest Products	182,979	—	—	182,979
Personal Products	1,287,620	—	—	1,287,620
Professional Services	5,495,022	—	—	5,495,022
Real Estate Investment Trusts (REITs)	13,375,742	—	—	13,375,742
Real Estate Management & Development	246,137	—	—	246,137
Road & Rail	3,410,575	—	—	3,410,575
Semiconductors & Semiconductor Equipment	6,750,790	—	—	6,750,790
Software	4,140,873	—	—	4,140,873

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$12,516,046	$—	$—	$12,516,046
Technology Hardware, Storage & Peripherals	1,442,975	—	—	1,442,975
Textiles, Apparel & Luxury Goods	2,947,557	—	—	2,947,557
Thrifts & Mortgage Finance	405,991	—	—	405,991
Trading Companies & Distributors	3,468,015	—	—	3,468,015
Water Utilities	1,270,442	—	—	1,270,442
Wireless Telecommunication Services	327,610	—	—	327,610
Short-Term Investment	647,119	—	—	647,119

TOTAL INVESTMENTS	$351,126,324	$—	$—	$351,126,324

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 3.7%
Boeing Co.	661	$83,908
General Dynamics Corp.	660	86,704
L-3 Communications Holdings, Inc.	750	88,875
Northrop Grumman Corp.	459	90,836

		350,323

AIR FREIGHT & LOGISTICS — 1.0%
Expeditors International of Washington, Inc.	2,009	98,059

AIRLINES — 2.9%
American Airlines Group, Inc.	2,129	87,310
Delta Air Lines, Inc.	1,844	89,766
Southwest Airlines Co.	2,036	91,213

		268,289

AUTO COMPONENTS — 0.9%
Delphi Automotive PLC	1,168	87,623

AUTOMOBILES — 2.0%
General Motors Co.	2,890	90,833
Harley-Davidson, Inc.	1,964	100,812

		191,645

BANKS — 0.8%
Regions Financial Corp.	9,810	77,008

BEVERAGES — 1.0%
Coca-Cola Enterprises, Inc.	1,849	93,818

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	1,544	88,194
Gilead Sciences, Inc.	891	81,847

		170,041

BUILDING PRODUCTS — 1.1%
Masco Corp.	3,366	105,861

CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	905	85,079
Legg Mason, Inc.	2,434	84,411

		169,490

CHEMICALS — 2.8%
CF Industries Holdings, Inc.	2,541	79,635
LyondellBasell Industries NV Class A	1,072	91,742
Mosaic Co.	3,450	93,150

		264,527

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	1,015	91,157

COMMUNICATIONS EQUIPMENT — 3.0%
F5 Networks, Inc. (a)	926	98,017
Juniper Networks, Inc.	3,341	85,229
Motorola Solutions, Inc.	1,329	100,605

		283,851

CONSTRUCTION & ENGINEERING — 3.3%
Fluor Corp.	1,983	106,487
Jacobs Engineering Group, Inc. (a)	2,218	96,594
Quanta Services, Inc. (a)	4,595	103,663

		306,744

CONSUMER FINANCE — 2.0%
Discover Financial Services	1,707	86,920

Navient Corp.	8,442	101,051

		187,971

CONTAINERS & PACKAGING — 1.1%
Sealed Air Corp.	2,077	99,717

DIVERSIFIED CONSUMER SERVICES — 0.7%
H&R Block, Inc.	2,661	70,304

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Moody’s Corp.	954	92,118

ELECTRICAL EQUIPMENT — 1.1%
Emerson Electric Co.	1,936	105,280

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Corning, Inc.	5,011	104,680

ENERGY EQUIPMENT & SERVICES — 0.9%
National Oilwell Varco, Inc.	2,870	89,257

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	2,499	90,739
Mondelez International, Inc. Class A	2,097	84,131

		174,870

HEALTH CARE PROVIDERS & SERVICES — 3.6%
AmerisourceBergen Corp. Class A	877	75,904
Anthem, Inc.	650	90,344
Express Scripts Holding Co. (a)	1,002	68,827
HCA Holdings, Inc. (a)	1,337	104,353

		339,428

HOTELS, RESTAURANTS & LEISURE — 4.2%
Marriott International, Inc. Class A	1,362	96,947
McDonald’s Corp.	744	93,506
Starwood Hotels & Resorts Worldwide, Inc.	1,341	111,880
Wyndham Worldwide Corp.	1,243	95,002

		397,335

HOUSEHOLD DURABLES — 1.1%
PulteGroup, Inc.	5,405	101,128

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
AES Corp.	9,412	111,062

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	608	101,311

INSURANCE — 9.8%
Aflac, Inc.	1,515	95,657
Allstate Corp.	1,466	98,764
American International Group, Inc.	1,496	80,859
Aon PLC	981	102,465
Assurant, Inc.	1,130	87,180
Hartford Financial Services Group, Inc.	2,114	97,413
Lincoln National Corp.	1,942	76,126
Marsh & McLennan Cos., Inc.	1,623	98,662
Torchmark Corp.	1,579	85,519
Travelers Cos., Inc.	805	93,952

		916,597

INTERNET SOFTWARE & SERVICES — 1.0%
VeriSign, Inc. (a)	1,092	96,686

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 5.0%
Alliance Data Systems Corp. (a)	334	$73,480
Fiserv, Inc. (a)	975	100,015
Teradata Corp. (a)	3,662	96,091
Western Union Co.	5,082	98,032
Xerox Corp.	8,961	100,005

		467,623

MACHINERY — 4.2%
Deere & Co.	1,165	89,693
Dover Corp.	1,486	95,595
Illinois Tool Works, Inc.	1,016	104,079
Parker-Hannifin Corp.	949	105,415

		394,782

MEDIA — 6.1%
CBS Corp. Class B	1,837	101,200
Comcast Corp. Class A	1,572	96,018
Discovery Communications, Inc. Class A (a)	1,224	35,043
Discovery Communications, Inc. Class C (a)	2,123	57,321
Scripps Networks Interactive, Inc. Class A	1,604	105,062
Time Warner, Inc.	1,207	87,568
Twenty-First Century Fox, Inc. Class A	2,425	67,609
Twenty-First Century Fox, Inc. Class B	878	24,760

		574,581

MULTILINE RETAIL — 2.0%
Kohl’s Corp.	1,795	83,665
Macy’s, Inc.	2,394	105,551

		189,216

OIL, GAS & CONSUMABLE FUELS — 2.4%
Marathon Petroleum Corp.	1,860	69,155
Tesoro Corp.	846	72,764
Valero Energy Corp.	1,259	80,752

		222,671

PROFESSIONAL SERVICES — 1.0%
Verisk Analytics, Inc. (a)	1,171	93,586

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Qorvo, Inc. (a)	1,918	96,686
QUALCOMM, Inc.	1,873	95,785
Texas Instruments, Inc.	1,706	97,959

		290,430

SOFTWARE — 2.1%
Intuit, Inc.	916	95,273

Oracle Corp.	2,480	101,457

		196,730

SPECIALTY RETAIL — 6.4%
AutoZone, Inc. (a)	120	95,603
Bed Bath & Beyond, Inc. (a)	1,843	91,486
CarMax, Inc. (a)	1,836	93,820
Lowe’s Cos., Inc.	1,212	91,809
O’Reilly Automotive, Inc. (a)	366	100,159
Urban Outfitters, Inc. (a)	3,821	126,437

		599,314

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.0%
Apple, Inc.	886	96,565
EMC Corp.	3,512	93,595
NetApp, Inc.	3,736	101,955
SanDisk Corp.	1,158	88,101
Seagate Technology PLC	2,641	90,982

		471,198

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Michael Kors Holdings, Ltd. (a)	2,262	128,844

TRADING COMPANIES & DISTRIBUTORS — 2.0%
United Rentals, Inc. (a)	1,390	86,444
W.W. Grainger, Inc.	441	102,943

		189,387

TOTAL COMMON STOCKS (Cost $9,640,938)		9,364,542

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $25,597)	25,597	25,597

TOTAL INVESTMENTS — 99.9% (Cost $9,666,535)		9,390,139
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,823

NET ASSETS — 100.0%		$9,395,962

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$350,323	$—	$—	$350,323
Air Freight & Logistics	98,059	—	—	98,059
Airlines	268,289	—	—	268,289
Auto Components	87,623	—	—	87,623
Automobiles	191,645	—	—	191,645
Banks	77,008	—	—	77,008

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Beverages	$93,818	$—	$—	$93,818
Biotechnology	170,041	—	—	170,041
Building Products	105,861	—	—	105,861
Capital Markets	169,490	—	—	169,490
Chemicals	264,527	—	—	264,527
Commercial Services & Supplies	91,157	—	—	91,157
Communications Equipment	283,851	—	—	283,851
Construction & Engineering	306,744	—	—	306,744
Consumer Finance	187,971	—	—	187,971
Containers & Packaging	99,717	—	—	99,717
Diversified Consumer Services	70,304	—	—	70,304
Diversified Financial Services	92,118	—	—	92,118
Electrical Equipment	105,280	—	—	105,280
Electronic Equipment, Instruments & Components	104,680	—	—	104,680
Energy Equipment & Services	89,257	—	—	89,257
Food Products	174,870	—	—	174,870
Health Care Providers & Services	339,428	—	—	339,428
Hotels, Restaurants & Leisure	397,335	—	—	397,335
Household Durables	101,128	—	—	101,128
Independent Power Producers & Energy Traders	111,062	—	—	111,062
Industrial Conglomerates	101,311	—	—	101,311
Insurance	916,597	—	—	916,597
Internet Software & Services	96,686	—	—	96,686
IT Services	467,623	—	—	467,623
Machinery	394,782	—	—	394,782
Media	574,581	—	—	574,581
Multiline Retail	189,216	—	—	189,216
Oil, Gas & Consumable Fuels	222,671	—	—	222,671
Professional Services	93,586	—	—	93,586
Semiconductors & Semiconductor Equipment	290,430	—	—	290,430
Software	196,730	—	—	196,730
Specialty Retail	599,314	—	—	599,314
Technology Hardware, Storage & Peripherals	471,198	—	—	471,198
Textiles, Apparel & Luxury Goods	128,844	—	—	128,844
Trading Companies & Distributors	189,387	—	—	189,387
Short-Term Investment	25,597	—	—	25,597

TOTAL INVESTMENTS	$9,390,139	$—	$—	$9,390,139

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.7%
Boeing Co.	45,035	$5,716,743
General Dynamics Corp.	9,650	1,267,720
Honeywell International, Inc.	28,993	3,248,666
Lockheed Martin Corp.	11,238	2,489,217
Northrop Grumman Corp.	13,172	2,606,739
Raytheon Co.	12,188	1,494,614
Rockwell Collins, Inc.	9,448	871,200

		17,694,899

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	4,948	367,290
Expeditors International of Washington, Inc.	8,407	410,346
United Parcel Service, Inc. Class B	26,938	2,841,151

		3,618,787

AIRLINES — 0.3%
Southwest Airlines Co.	46,082	2,064,474

AUTO COMPONENTS — 0.3%
Delphi Automotive PLC	20,151	1,511,728
Goodyear Tire & Rubber Co.	9,066	298,997

		1,810,725

BANKS — 0.1%
Citizens Financial Group, Inc.	7,927	166,071
Huntington Bancshares, Inc.	28,089	267,969

		434,040

BEVERAGES — 2.9%
Brown-Forman Corp. Class B	7,244	713,317
Coca-Cola Co.	146,321	6,787,831
Coca-Cola Enterprises, Inc.	10,630	539,366
Constellation Brands, Inc. Class A	12,446	1,880,466
Dr. Pepper Snapple Group, Inc.	13,568	1,213,251
Molson Coors Brewing Co. Class B	7,207	693,169
Monster Beverage Corp. (a)	10,832	1,444,772
PepsiCo, Inc.	57,502	5,892,805

		19,164,977

BIOTECHNOLOGY — 5.2%
AbbVie, Inc.	64,080	3,660,250
Alexion Pharmaceuticals, Inc. (a)	16,253	2,262,743
Amgen, Inc.	37,553	5,630,321
Baxalta, Inc.	30,105	1,216,242
Biogen, Inc. (a)	15,811	4,115,920
Celgene Corp. (a)	56,434	5,648,479
Gilead Sciences, Inc.	98,708	9,067,317
Regeneron Pharmaceuticals, Inc. (a)	5,607	2,020,987
Vertex Pharmaceuticals, Inc. (a)	8,805	699,909

		34,322,168

BUILDING PRODUCTS — 0.2%
Allegion PLC	6,925	441,192
Masco Corp.	24,185	760,618

		1,201,810

CAPITAL MARKETS — 1.3%
Affiliated Managers Group, Inc. (a)	2,414	392,034
Ameriprise Financial, Inc.	5,997	563,778
BlackRock, Inc.	5,525	1,881,649

Charles Schwab Corp.	86,215	2,415,744
E*TRADE Financial Corp. (a)	21,050	515,515
Morgan Stanley	51,029	1,276,235
Northern Trust Corp.	9,742	634,886
T Rowe Price Group, Inc.	12,170	894,008

		8,573,849

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	6,684	962,830
Airgas, Inc.	3,408	482,709
E.I. du Pont de Nemours & Co.	28,390	1,797,655
Ecolab, Inc.	19,104	2,130,478
International Flavors & Fragrances, Inc. (b)	5,825	662,710
LyondellBasell Industries NV Class A	13,488	1,154,303
Monsanto Co.	15,792	1,385,590
PPG Industries, Inc.	11,729	1,307,666
Praxair, Inc.	10,106	1,156,632
Sherwin-Williams Co.	5,725	1,629,736

		12,670,309

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp.	7,156	295,257
Cintas Corp.	6,342	569,575
Republic Services, Inc.	8,062	384,154
Stericycle, Inc. (a) (b)	6,088	768,245
Tyco International PLC	13,757	505,019
Waste Management, Inc.	15,812	932,908

		3,455,158

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	148,924	4,239,866
F5 Networks, Inc. (a)	3,395	359,361
Harris Corp.	5,032	391,792
Juniper Networks, Inc.	25,525	651,143
Motorola Solutions, Inc.	6,939	525,282

		6,167,444

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	4,749	757,513
Vulcan Materials Co.	9,591	1,012,522

		1,770,035

CONSUMER FINANCE — 0.1%
Synchrony Financial (a)	25,245	723,522

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	6,601	475,998
Ball Corp.	5,216	371,849
Sealed Air Corp.	8,045	386,240

		1,234,087

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc. (b)	11,287	298,203

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CME Group, Inc.	12,423	1,193,229
Intercontinental Exchange, Inc.	8,550	2,010,447
McGraw Hill Financial, Inc.	19,138	1,894,279
Moody’s Corp.	12,394	1,196,765
Nasdaq, Inc.	5,146	341,592

		6,636,312

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Level 3 Communications, Inc. (a)	8,537	$451,180
Verizon Communications, Inc.	117,560	6,357,645

		6,808,825

ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	17,073	853,308
Rockwell Automation, Inc.	4,649	528,824

		1,382,132

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. Class A (b)	22,212	1,284,298
FLIR Systems, Inc.	4,928	162,377
TE Connectivity, Ltd.	11,239	695,919

		2,142,594

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp. (a)	13,746	921,669

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	13,878	2,186,895
CVS Health Corp.	36,469	3,782,929
Kroger Co.	32,210	1,232,033
Walgreens Boots Alliance, Inc.	35,503	2,990,773

		10,192,630

FOOD PRODUCTS — 1.8%
Campbell Soup Co.	12,961	826,782
ConAgra Foods, Inc.	17,730	791,112
General Mills, Inc.	26,668	1,689,418
Hershey Co. (b)	5,689	523,900
Hormel Foods Corp.	19,486	842,575
J.M. Smucker Co.	5,032	653,355
Kellogg Co.	10,329	790,685
McCormick & Co., Inc. (b)	5,660	563,057
Mead Johnson Nutrition Co.	6,704	569,639
Mondelez International, Inc. Class A	113,480	4,552,817

		11,803,340

GAS UTILITIES — 0.0% (c)
AGL Resources, Inc.	4,667	304,008

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	45,077	1,885,571
Becton Dickinson and Co.	15,251	2,315,407
Boston Scientific Corp. (a)	96,828	1,821,335
C.R. Bard, Inc.	5,372	1,088,743
DENTSPLY SIRONA, Inc.	9,430	581,171
Edwards Lifesciences Corp. (a)	15,494	1,366,726
Hologic, Inc. (a)	17,800	614,100
Intuitive Surgical, Inc. (a)	1,731	1,040,417
Medtronic PLC	56,861	4,264,575
St. Jude Medical, Inc.	10,406	572,330
Stryker Corp.	14,134	1,516,437
Varian Medical Systems, Inc. (a) (b)	3,812	305,036
Zimmer Biomet Holdings, Inc.	5,438	579,854

		17,951,702

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc.	25,158	2,826,501
AmerisourceBergen Corp. Class A	14,152	1,224,856
Centene Corp. (a)	12,300	757,311

Cigna Corp.	18,561	2,547,312
DaVita HealthCare Partners, Inc. (a)	8,200	601,716
HCA Holdings, Inc. (a)	9,536	744,285
Henry Schein, Inc. (a)	4,066	701,914
Humana, Inc.	5,032	920,604
Laboratory Corp. of America Holdings (a)	7,269	851,418
Patterson Cos., Inc. (b)	3,422	159,226
UnitedHealth Group, Inc.	39,207	5,053,782
Universal Health Services, Inc. Class B	4,084	509,356

		16,898,281

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	21,925	1,161,148

HOTELS, RESTAURANTS & LEISURE — 2.5%
Chipotle Mexican Grill, Inc. (a) (b)	2,156	1,015,411
Marriott International, Inc. Class A (b)	9,161	652,080
McDonald’s Corp.	43,003	5,404,617
Royal Caribbean Cruises, Ltd.	8,315	683,077
Starbucks Corp.	106,688	6,369,274
Starwood Hotels & Resorts Worldwide, Inc.	5,871	489,817
Wyndham Worldwide Corp. (b)	8,109	619,771
Wynn Resorts, Ltd.	1,941	181,348
Yum! Brands, Inc.	15,302	1,252,469

		16,667,864

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	23,574	712,642
Harman International Industries, Inc.	2,926	260,531
Leggett & Platt, Inc.	6,116	296,014
Lennar Corp. Class A (b)	12,853	621,571
Mohawk Industries, Inc. (a)	4,565	871,459
Newell Rubbermaid, Inc.	19,177	849,349

		3,611,566

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	9,365	863,266
Clorox Co.	9,268	1,168,324
Colgate-Palmolive Co.	34,844	2,461,729
Kimberly-Clark Corp.	14,428	1,940,710

		6,434,029

INDUSTRIAL CONGLOMERATES — 3.0%
3M Co.	25,383	4,229,569
Danaher Corp.	28,392	2,693,265
General Electric Co.	371,087	11,796,856
Roper Technologies, Inc.	7,309	1,335,866

		20,055,556

INSURANCE — 0.8%
Aon PLC	12,208	1,275,125
Assurant, Inc.	2,124	163,866
Cincinnati Financial Corp.	5,602	366,147
Marsh & McLennan Cos., Inc.	19,559	1,188,992
Progressive Corp.	19,357	680,205
Torchmark Corp.	4,362	236,246
Willis Towers Watson PLC	5,936	704,366
XL Group PLC Class A	21,385	786,968

		5,401,915

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 3.9%
Amazon.com, Inc. (a)	27,850	$16,532,874
Expedia, Inc.	8,500	916,470
Netflix, Inc. (a)	30,797	3,148,377
Priceline Group, Inc. (a)	3,579	4,613,188
TripAdvisor, Inc. (a)	8,112	539,448

		25,750,357

INTERNET SOFTWARE & SERVICES — 8.2%
Akamai Technologies, Inc. (a)	12,804	711,518
Alphabet, Inc. Class A (a)	21,150	16,135,335
Alphabet, Inc. Class C (a)	21,451	15,979,923
eBay, Inc. (a)	78,273	1,867,594
Facebook, Inc. Class A (a)	165,744	18,911,390
VeriSign, Inc. (a) (b)	7,028	622,259

		54,228,019

IT SERVICES — 6.0%
Accenture PLC Class A	45,111	5,205,809
Alliance Data Systems Corp. (a)	4,229	930,380
Automatic Data Processing, Inc.	19,610	1,759,213
Cognizant Technology Solutions Corp. Class A (a)	43,937	2,754,850
CSRA, Inc.	4,248	114,271
Fidelity National Information Services, Inc.	11,159	706,476
Fiserv, Inc. (a)	16,079	1,649,384
International Business Machines Corp.	24,869	3,766,410
MasterCard, Inc. Class A	70,885	6,698,632
Paychex, Inc.	23,123	1,248,873
PayPal Holdings, Inc. (a)	80,006	3,088,232
Teradata Corp. (a)	3,876	101,706
Total System Services, Inc.	12,165	578,811
Visa, Inc. Class A (b)	138,822	10,617,107
Western Union Co. (b)	19,548	377,081

		39,597,235

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	8,030	643,203

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	8,838	352,194
Illumina, Inc. (a)	10,515	1,704,587
PerkinElmer, Inc.	8,080	399,637
Thermo Fisher Scientific, Inc.	19,000	2,690,210
Waters Corp. (a)	5,838	770,149

		5,916,777

MACHINERY — 0.6%
Illinois Tool Works, Inc.	13,185	1,350,671
Pentair PLC (b)	8,167	443,141
Snap-on, Inc.	4,205	660,143
Stanley Black & Decker, Inc.	10,746	1,130,587
Xylem, Inc.	5,260	215,134

		3,799,676

MEDIA — 4.1%
Cablevision Systems Corp. Class A	16,003	528,099
CBS Corp. Class B	16,696	919,783
Comcast Corp. Class A	110,621	6,756,731
Discovery Communications, Inc. Class A (a) (b)	10,796	309,090

Discovery Communications, Inc. Class C (a) .	17,221	464,967
Interpublic Group of Cos., Inc.	18,700	429,165
Omnicom Group, Inc. (b)	8,649	719,856
Scripps Networks Interactive, Inc. Class A (b)	3,554	232,787
TEGNA, Inc.	8,168	191,621
Time Warner Cable, Inc.	20,407	4,175,680
Twenty-First Century Fox, Inc. Class A	42,916	1,196,498
Twenty-First Century Fox, Inc. Class B	16,580	467,556
Walt Disney Co.	108,525	10,777,618

		27,169,451

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	17,519	1,316,027
TECO Energy, Inc.	8,951	246,421

		1,562,448

MULTILINE RETAIL — 0.4%
Dollar General Corp.	11,148	954,269
Dollar Tree, Inc. (a)	16,936	1,396,542

		2,350,811

OIL, GAS & CONSUMABLE FUELS — 1.3%
Anadarko Petroleum Corp.	16,114	750,429
Apache Corp.	11,418	557,313
Cabot Oil & Gas Corp.	12,474	283,285
California Resources Corp.	401	413
Cimarex Energy Co.	4,396	427,599
Concho Resources, Inc. (a)	6,010	607,250
Devon Energy Corp.	18,409	505,143
EOG Resources, Inc.	20,970	1,522,003
Newfield Exploration Co. (a)	8,734	290,405
Occidental Petroleum Corp.	22,501	1,539,743
Pioneer Natural Resources Co.	11,680	1,643,843
Tesoro Corp.	3,806	327,354
Williams Cos., Inc.	18,154	291,735

		8,746,515

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	16,025	1,511,318

PHARMACEUTICALS — 5.3%
Allergan PLC (a)	28,462	7,628,670
Bristol-Myers Squibb Co.	72,310	4,619,163
Eli Lilly & Co.	43,698	3,146,693
Endo International PLC (a)	5,139	144,663
Johnson & Johnson	97,614	10,561,834
Mylan NV (a)	14,843	687,973
Perrigo Co. PLC (b)	4,427	566,346
Pfizer, Inc.	227,420	6,740,729
Zoetis, Inc.	21,467	951,632

		35,047,703

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	1,539	158,640
Equifax, Inc.	8,529	974,779
Nielsen Holdings PLC	17,603	926,974
Robert Half International, Inc.	5,382	250,694
Verisk Analytics, Inc. (a)	11,196	894,784

		3,205,871

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.4%
American Tower Corp. REIT	30,516	$3,123,923
Apartment Investment & Management Co. Class A, REIT	6,051	253,053
AvalonBay Communities, Inc. REIT	9,905	1,883,931
Boston Properties, Inc. REIT	7,088	900,743
Crown Castle International Corp. REIT	24,087	2,083,526
Equinix, Inc. REIT	4,974	1,644,952
Equity Residential REIT	26,206	1,966,236
Essex Property Trust, Inc. REIT	4,737	1,107,795
Extra Space Storage, Inc. REIT	8,975	838,804
Federal Realty Investment Trust REIT	3,275	511,064
General Growth Properties, Inc. REIT	25,605	761,237
Host Hotels & Resorts, Inc. REIT (b)	26,012	434,400
Iron Mountain, Inc. REIT (b)	5,418	183,724
Kimco Realty Corp. REIT	29,703	854,852
Macerich Co. REIT	4,560	361,334
Prologis, Inc. REIT	37,710	1,666,028
Public Storage REIT	10,627	2,931,245
Realty Income Corp. REIT	12,949	809,442
Simon Property Group, Inc. REIT	13,821	2,870,483
SL Green Realty Corp. REIT	2,966	287,346
UDR, Inc. REIT	18,909	728,564
Ventas, Inc. REIT	11,024	694,071
Vornado Realty Trust REIT	6,272	592,265
Welltower, Inc. REIT	15,322	1,062,427
Weyerhaeuser Co. REIT	28,472	882,063

		29,433,508

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	20,879	601,733

ROAD & RAIL — 0.3%
JB Hunt Transport Services, Inc.	3,841	323,566
Union Pacific Corp.	24,621	1,958,600

		2,282,166

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	22,473	1,330,177
Applied Materials, Inc.	81,580	1,727,864
Broadcom, Ltd.	26,862	4,150,179
Intel Corp.	139,715	4,519,780
KLA-Tencor Corp.	5,956	433,656
Lam Research Corp.	11,346	937,180
Linear Technology Corp.	10,140	451,838
Microchip Technology, Inc. (b)	14,663	706,757
Micron Technology, Inc. (a)	37,472	392,332
NVIDIA Corp. (b)	36,793	1,310,935
Qorvo, Inc. (a)	9,375	472,594
Skyworks Solutions, Inc.	13,745	1,070,735
Texas Instruments, Inc.	46,003	2,641,492
Xilinx, Inc.	11,053	524,244

		20,669,763

SOFTWARE — 7.6%
Activision Blizzard, Inc.	36,257	1,226,937
Adobe Systems, Inc. (a)	35,929	3,370,140
Autodesk, Inc. (a)	10,063	586,773
Citrix Systems, Inc. (a)	11,146	875,853
Electronic Arts, Inc. (a)	22,396	1,480,600

Intuit, Inc.	18,619	1,936,562
Microsoft Corp.	571,107	31,542,240
Oracle Corp.	113,967	4,662,390
Red Hat, Inc. (a)	13,183	982,265
salesforce.com, Inc. (a)	45,630	3,368,863

		50,032,623

SPECIALTY RETAIL — 4.7%
Advance Auto Parts, Inc.	5,251	841,945
AutoZone, Inc. (a)	2,199	1,751,921
CarMax, Inc. (a) (b)	8,488	433,737
Home Depot, Inc.	91,606	12,222,989
L Brands, Inc.	18,368	1,612,894
Lowe’s Cos., Inc.	66,106	5,007,529
O’Reilly Automotive, Inc. (a)	7,059	1,931,766
Ross Stores, Inc.	29,107	1,685,295
Signet Jewelers, Ltd.	5,755	713,793
TJX Cos., Inc.	48,328	3,786,499
Tractor Supply Co.	9,619	870,135

		30,858,503

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	400,360	43,635,236
Hewlett Packard Enterprise Co.	69,538	1,232,909
SanDisk Corp.	6,048	460,132

		45,328,277

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Hanesbrands, Inc.	28,348	803,382
Michael Kors Holdings, Ltd. (a)	8,729	497,204
NIKE, Inc. Class B	97,531	5,995,230
Under Armour, Inc. Class A (a) (b)	12,913	1,095,410
VF Corp.	12,480	808,205

		9,199,431

TOBACCO — 2.7%
Altria Group, Inc.	141,371	8,858,307
Philip Morris International, Inc.	61,602	6,043,772
Reynolds American, Inc.	59,660	3,001,495

		17,903,574

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	12,542	614,558
United Rentals, Inc. (a) (b)	2,765	171,956
W.W. Grainger, Inc. (b)	1,724	402,433

		1,188,947

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,092	488,852

TOTAL COMMON STOCKS (Cost $550,373,975)		661,094,819

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	16,700,684	$16,700,684
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	773,071	773,071

TOTAL SHORT-TERM INVESTMENTS (Cost $17,473,755)		17,473,755

TOTAL INVESTMENTS — 102.5% (Cost $567,847,730)		678,568,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(16,621,976)

NET ASSETS — 100.0%		$661,946,598

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$17,694,899	$—	$—	$17,694,899
Air Freight & Logistics	3,618,787	—	—	3,618,787
Airlines	2,064,474	—	—	2,064,474
Auto Components	1,810,725	—	—	1,810,725
Banks	434,040	—	—	434,040
Beverages	19,164,977	—	—	19,164,977
Biotechnology	34,322,168	—	—	34,322,168
Building Products	1,201,810	—	—	1,201,810
Capital Markets	8,573,849	—	—	8,573,849
Chemicals	12,670,309	—	—	12,670,309
Commercial Services & Supplies	3,455,158	—	—	3,455,158
Communications Equipment	6,167,444	—	—	6,167,444
Construction Materials	1,770,035	—	—	1,770,035
Consumer Finance	723,522	—	—	723,522
Containers & Packaging	1,234,087	—	—	1,234,087
Diversified Consumer Services	298,203	—	—	298,203
Diversified Financial Services	6,636,312	—	—	6,636,312
Diversified Telecommunication Services	6,808,825	—	—	6,808,825
Electrical Equipment.	1,382,132	—	—	1,382,132
Electronic Equipment, Instruments & Components	2,142,594	—	—	2,142,594
Energy Equipment & Services	921,669	—	—	921,669
Food & Staples Retailing	10,192,630	—	—	10,192,630
Food Products	11,803,340	—	—	11,803,340
Gas Utilities	304,008	—	—	304,008
Health Care Equipment & Supplies	17,951,702	—	—	17,951,702
Health Care Providers & Services	16,898,281	—	—	16,898,281
Health Care Technology	1,161,148	—	—	1,161,148
Hotels, Restaurants & Leisure	16,667,864	—	—	16,667,864
Household Durables	3,611,566	—	—	3,611,566
Household Products	6,434,029	—	—	6,434,029
Industrial Conglomerates	20,055,556	—	—	20,055,556
Insurance	5,401,915	—	—	5,401,915
Internet & Catalog Retail	25,750,357	—	—	25,750,357
Internet Software & Services	54,228,019	—	—	54,228,019
IT Services	39,597,235	—	—	39,597,235
Leisure Equipment & Products	643,203	—	—	643,203
Life Sciences Tools & Services	5,916,777	—	—	5,916,777
Machinery	3,799,676	—	—	3,799,676
Media	27,169,451	—	—	27,169,451

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Multi-Utilities	$1,562,448	$—	$—	$1,562,448
Multiline Retail	2,350,811	—	—	2,350,811
Oil, Gas & Consumable Fuels	8,746,515	—	—	8,746,515
Personal Products	1,511,318	—	—	1,511,318
Pharmaceuticals	35,047,703	—	—	35,047,703
Professional Services	3,205,871	—	—	3,205,871
Real Estate Investment Trusts (REITs)	29,433,508	—	—	29,433,508
Real Estate Management & Development	601,733	—	—	601,733
Road & Rail	2,282,166	—	—	2,282,166
Semiconductors & Semiconductor Equipment	20,669,763	—	—	20,669,763
Software	50,032,623	—	—	50,032,623
Specialty Retail	30,858,503	—	—	30,858,503
Technology Hardware, Storage & Peripherals	45,328,277	—	—	45,328,277
Textiles, Apparel & Luxury Goods	9,199,431	—	—	9,199,431
Tobacco	17,903,574	—	—	17,903,574
Trading Companies & Distributors	1,188,947	—	—	1,188,947
Water Utilities	488,852	—	—	488,852
Short-Term Investments	17,473,755	—	—	17,473,755

TOTAL INVESTMENTS	$678,568,574	$—	$—	$678,568,574

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
General Dynamics Corp.	4,254	$558,848
Honeywell International, Inc.	9,726	1,089,798
L-3 Communications Holdings, Inc.	2,038	241,503
Lockheed Martin Corp.	2,888	639,692
Raytheon Co.	3,509	430,309
Textron, Inc.	7,211	262,913
United Technologies Corp.	20,428	2,044,843

		5,267,906

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	1,982	147,124
Expeditors International of Washington, Inc.	1,814	88,541
FedEx Corp.	6,785	1,104,055
United Parcel Service, Inc. Class B	8,485	894,913

		2,234,633

AIRLINES — 1.0%
American Airlines Group, Inc.	15,856	650,255
Delta Air Lines, Inc.	20,664	1,005,923
United Continental Holdings, Inc. (a)	9,423	564,061

		2,220,239

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (b)	5,917	227,213
Goodyear Tire & Rubber Co.	3,713	122,455
Johnson Controls, Inc.	16,951	660,580

		1,010,248

AUTOMOBILES — 1.2%
Ford Motor Co.	102,172	1,379,322
General Motors Co.	37,168	1,168,190
Harley-Davidson, Inc. (b)	5,054	259,422

		2,806,934

BANKS — 10.6%
Bank of America Corp.	272,718	3,687,147
BB&T Corp.	20,491	681,736
Citigroup, Inc.	77,823	3,249,110
Citizens Financial Group, Inc.	10,900	228,355
Comerica, Inc.	4,590	173,823
Fifth Third Bancorp	20,817	347,436
Huntington Bancshares, Inc.	10,683	101,916
JPMorgan Chase & Co.	97,221	5,757,428
KeyCorp	21,944	242,262
M&T Bank Corp.	4,165	462,315
People’s United Financial, Inc. (b)	8,485	135,166
PNC Financial Services Group, Inc.	13,321	1,126,557
Regions Financial Corp.	34,220	268,627
SunTrust Banks, Inc.	13,347	481,560
US Bancorp	43,468	1,764,366
Wells Fargo & Co.	122,039	5,901,806
Zions Bancorp (b)	5,631	136,326

		24,745,936

BEVERAGES — 1.9%
Coca-Cola Co.	49,641	2,302,846
Coca-Cola Enterprises, Inc.	1,613	81,844
Molson Coors Brewing Co. Class B	2,178	209,480

PepsiCo, Inc.	17,223	1,765,013

		4,359,183

BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	19,308	1,102,873
Amgen, Inc.	6,156	922,969
Baxalta, Inc.	7,018	283,527
Vertex Pharmaceuticals, Inc. (a)	3,190	253,573

		2,562,942

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)	610	99,064
Ameriprise Financial, Inc.	2,400	225,624
Bank of New York Mellon Corp.	28,692	1,056,727
BlackRock, Inc.	1,326	451,596
Franklin Resources, Inc.	9,903	386,712
Goldman Sachs Group, Inc.	10,452	1,640,755
Invesco, Ltd.	11,159	343,363
Legg Mason, Inc.	2,818	97,728
Morgan Stanley	21,033	526,035
Northern Trust Corp.	2,178	141,940
State Street Corp. (c)	10,544	617,035
T Rowe Price Group, Inc.	2,335	171,529

		5,758,108

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	2,623	377,843
Airgas, Inc.	504	71,386
CF Industries Holdings, Inc.	6,111	191,519
Dow Chemical Co.	29,767	1,513,950
E.I. du Pont de Nemours & Co.	12,846	813,409
Eastman Chemical Co.	4,077	294,482
FMC Corp. (b)	3,668	148,077
LyondellBasell Industries NV Class A	4,296	367,652
Monsanto Co.	5,742	503,803
Mosaic Co.	8,750	236,250
PPG Industries, Inc.	2,862	319,084
Praxair, Inc.	3,760	430,332

		5,267,787

COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT Corp.	1,681	69,358
Pitney Bowes, Inc. (b)	5,500	118,470
Republic Services, Inc.	3,356	159,913
Tyco International PLC	6,108	224,225
Waste Management, Inc.	5,131	302,729

		874,695

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	78,355	2,230,767
F5 Networks, Inc. (a)	626	66,262
Harris Corp.	1,436	111,807
Motorola Solutions, Inc.	1,716	129,901

		2,538,737

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	3,721	199,818
Jacobs Engineering Group, Inc. (a)	3,375	146,981
Quanta Services, Inc. (a)	4,191	94,549

		441,348

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 1.4%
American Express Co.	21,621	$1,327,530
Capital One Financial Corp.	13,974	968,538
Discover Financial Services	11,195	570,049
Navient Corp.	9,498	113,691
Synchrony Financial (a)	12,630	361,976

		3,341,784

CONTAINERS & PACKAGING — 0.4%
Ball Corp. (b)	1,721	122,690
International Paper Co.	10,841	444,915
Owens-Illinois, Inc. (a)	4,535	72,379
Sealed Air Corp.	2,149	103,173
WestRock Co.	6,697	261,384

		1,004,541

DISTRIBUTORS — 0.2%
Genuine Parts Co.	3,926	390,087

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	2,553	67,450

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Berkshire Hathaway, Inc. Class B (a)	49,423	7,012,135
CME Group, Inc.	4,339	416,761
Leucadia National Corp.	8,762	141,682
Nasdaq, Inc.	1,171	77,731

		7,648,309

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	162,540	6,366,692
CenturyLink, Inc. (b)	14,435	461,342
Frontier Communications Corp. (b)	30,622	171,177
Level 3 Communications, Inc. (a)	4,487	237,138
Verizon Communications, Inc.	64,360	3,480,589

		10,716,938

ELECTRIC UTILITIES — 4.3%
American Electric Power Co., Inc.	12,865	854,236
Duke Energy Corp.	18,226	1,470,474
Edison International	8,501	611,137
Entergy Corp.	4,720	374,202
Eversource Energy	8,287	483,464
Exelon Corp.	24,105	864,405
FirstEnergy Corp.	11,127	400,238
NextEra Energy, Inc.	12,114	1,433,571
PG&E Corp.	12,893	769,970
Pinnacle West Capital Corp.	3,091	232,041
PPL Corp.	17,600	670,032
Southern Co.	24,087	1,246,020
Xcel Energy, Inc.	13,331	557,502

		9,967,292

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. PLC	12,161	760,792
Emerson Electric Co.	17,147	932,454
Rockwell Automation, Inc. (b)	1,837	208,959

		1,902,205

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	29,200	609,988
FLIR Systems, Inc.	2,086	68,734

TE Connectivity, Ltd.	5,562	344,399

		1,023,121

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	11,444	501,590
Diamond Offshore Drilling, Inc. (b)	1,941	42,178
FMC Technologies, Inc. (a)	6,007	164,352
Halliburton Co.	22,439	801,521
Helmerich & Payne, Inc. (b)	2,959	173,752
National Oilwell Varco, Inc. (b)	9,897	307,797
Schlumberger, Ltd.	33,306	2,456,317
Transocean, Ltd. (b)	9,477	86,620

		4,534,127

FOOD & STAPLES RETAILING — 3.3%
Costco Wholesale Corp.	6,422	1,011,979
CVS Health Corp.	15,656	1,623,997
Kroger Co.	13,804	528,003
Sysco Corp. (b)	13,744	642,257
Wal-Mart Stores, Inc.	41,516	2,843,431
Walgreens Boots Alliance, Inc.	9,817	826,984
Whole Foods Market, Inc. (b)	8,469	263,470

		7,740,121

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	15,651	568,288
ConAgra Foods, Inc.	4,907	218,950
General Mills, Inc.	5,992	379,593
Hershey Co. (b)	1,736	159,868
J.M. Smucker Co.	1,316	170,869
Kellogg Co.	2,923	223,756
Kraft Heinz Co.	15,584	1,224,279
McCormick & Co., Inc. (b)	1,010	100,475
Mead Johnson Nutrition Co.	2,608	221,602
Tyson Foods, Inc. Class A	7,716	514,349

		3,782,029

GAS UTILITIES — 0.0% (d)
AGL Resources, Inc.	1,413	92,043

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	22,650	947,450
Baxter International, Inc.	14,387	591,018
DENTSPLY SIRONA, Inc.	3,010	185,506
Intuitive Surgical, Inc. (a)	314	188,730
Medtronic PLC	16,380	1,228,500
St. Jude Medical, Inc.	3,596	197,780
Stryker Corp.	3,132	336,032
Varian Medical Systems, Inc. (a) (b)	1,171	93,703
Zimmer Biomet Holdings, Inc.	2,557	272,653

		4,041,372

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Anthem, Inc.	6,868	954,583
Cardinal Health, Inc.	8,652	709,032
DaVita HealthCare Partners, Inc. (a)	1,358	99,650
Express Scripts Holding Co. (a) (b)	17,599	1,208,875
HCA Holdings, Inc. (a)	4,798	374,484
Henry Schein, Inc. (a) (b)	648	111,864
Humana, Inc.	2,082	380,902
McKesson Corp.	6,074	955,137
Patterson Cos., Inc. (b)	970	45,134
Quest Diagnostics, Inc.	3,783	270,295

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Tenet Healthcare Corp. (a) (b)	2,610	$75,507
UnitedHealth Group, Inc.	10,762	1,387,222
Universal Health Services, Inc. Class B	913	113,869

		6,686,554

HOTELS, RESTAURANTS & LEISURE — 1.2%
Carnival Corp.	12,028	634,717
Darden Restaurants, Inc.	3,179	210,768
Marriott International, Inc. Class A (b)	1,672	119,013
McDonald’s Corp.	8,159	1,025,423
Royal Caribbean Cruises, Ltd. (b)	1,526	125,361
Starwood Hotels & Resorts Worldwide, Inc.	2,363	197,145
Wynn Resorts, Ltd. (b)	1,460	136,408
Yum! Brands, Inc.	5,133	420,136

		2,868,971

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd.	3,118	124,595
Harman International Industries, Inc.	834	74,259
Leggett & Platt, Inc.	1,356	65,630
PulteGroup, Inc.	8,371	156,622
Whirlpool Corp. (b)	2,028	365,730

		786,836

HOUSEHOLD PRODUCTS — 3.0%
Colgate-Palmolive Co.	10,841	765,917
Kimberly-Clark Corp.	4,379	589,019
Procter & Gamble Co.	70,064	5,766,968

		7,121,904

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	17,969	212,034
NRG Energy, Inc.	8,079	105,108

		317,142

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	6,767	1,127,585
Danaher Corp.	5,361	508,544
General Electric Co.	110,940	3,526,783

		5,162,912

INSURANCE — 4.5%
Aflac, Inc.	11,195	706,852
Allstate Corp.	10,131	682,525
American International Group, Inc.	30,252	1,635,121
Aon PLC	2,751	287,342
Assurant, Inc.	906	69,898
Chubb, Ltd.	12,101	1,441,834
Cincinnati Financial Corp.	1,807	118,106
Hartford Financial Services Group, Inc.	10,771	496,328
Lincoln National Corp.	6,451	252,879
Loews Corp.	7,372	282,053
Marsh & McLennan Cos., Inc.	6,540	397,567
MetLife, Inc.	29,162	1,281,378
Principal Financial Group, Inc.	7,103	280,213
Progressive Corp.	8,283	291,065
Prudential Financial, Inc.	11,738	847,718
Torchmark Corp.	1,386	75,066
Travelers Cos., Inc.	7,782	908,237
Unum Group	6,371	196,991

Willis Towers Watson PLC	1,426	169,209

		10,420,382

INTERNET SOFTWARE & SERVICES — 0.4%
Yahoo!, Inc. (a)	22,754	837,575

IT SERVICES — 1.4%
Automatic Data Processing, Inc.	4,908	440,297
CSRA, Inc.	2,029	54,580
Fidelity National Information Services, Inc.	3,172	200,819
International Business Machines Corp.	14,283	2,163,160
Teradata Corp. (a) (b)	1,861	48,833
Western Union Co. (b)	6,662	128,510
Xerox Corp.	24,980	278,777

		3,314,976

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc.	9,376	315,221

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	5,518	219,892
Thermo Fisher Scientific, Inc.	3,549	502,503

		722,395

MACHINERY — 2.0%
Caterpillar, Inc. (b)	15,240	1,166,470
Cummins, Inc. (b)	4,269	469,334
Deere & Co. (b)	7,864	605,449
Dover Corp.	4,295	276,297
Flowserve Corp. (b)	3,369	149,617
Illinois Tool Works, Inc.	3,797	388,965
Ingersoll-Rand PLC	6,819	422,846
PACCAR, Inc. (b)	9,294	508,289
Parker-Hannifin Corp.	3,594	399,222
Pentair PLC (b)	1,788	97,017
Xylem, Inc.	2,746	112,311

		4,595,817

MEDIA — 2.1%
CBS Corp. Class B	5,097	280,794
Comcast Corp. Class A	23,724	1,449,062
Interpublic Group of Cos., Inc.	3,847	88,289
News Corp. Class A	10,654	136,051
News Corp. Class B (b)	2,981	39,498
Omnicom Group, Inc. (b)	3,267	271,912
Scripps Networks Interactive, Inc. Class A (b) .	1,148	75,194
TEGNA, Inc.	2,884	67,659
Time Warner, Inc.	20,978	1,521,954
Twenty-First Century Fox, Inc. Class A	13,749	383,322
Twenty-First Century Fox, Inc. Class B	5,130	144,666
Viacom, Inc. Class B	9,081	374,864

		4,833,265

METALS & MINING — 0.6%
Alcoa, Inc. (b)	34,327	328,853
Freeport-McMoRan, Inc. (b)	33,574	347,155
Newmont Mining Corp.	13,853	368,213
Nucor Corp.	8,397	397,178

		1,441,399

MULTI-UTILITIES — 2.1%
Ameren Corp.	6,363	318,786

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

CenterPoint Energy, Inc.	11,239	$235,120
CMS Energy Corp. (b)	7,621	323,435
Consolidated Edison, Inc.	7,703	590,204
Dominion Resources, Inc.	9,249	694,785
DTE Energy Co.	4,695	425,649
NiSource, Inc.	8,403	197,975
Public Service Enterprise Group, Inc.	13,306	627,245
SCANA Corp.	3,724	261,238
Sempra Energy	6,165	641,468
TECO Energy, Inc.	2,917	80,305
WEC Energy Group, Inc.	8,286	497,740

		4,893,950

MULTILINE RETAIL — 1.0%
Dollar General Corp.	3,537	302,767
Kohl’s Corp. (b)	5,025	234,215
Macy’s, Inc.	8,229	362,817
Nordstrom, Inc.	3,550	203,096
Target Corp.	15,918	1,309,733

		2,412,628

OIL, GAS & CONSUMABLE FUELS — 10.3%
Anadarko Petroleum Corp.	7,473	348,018
Apache Corp.	5,706	278,510
Cabot Oil & Gas Corp.	7,264	164,965
California Resources Corp.	200	206
Chesapeake Energy Corp. (b)	14,280	58,834
Chevron Corp.	49,611	4,732,889
Cimarex Energy Co.	904	87,932
Columbia Pipeline Group, Inc.	10,180	255,518
Concho Resources, Inc. (a) (b)	1,200	121,248
ConocoPhillips	32,356	1,302,976
Devon Energy Corp.	6,742	185,000
EOG Resources, Inc.	6,784	492,383
EQT Corp.	4,338	291,774
Exxon Mobil Corp.	109,851	9,182,445
Hess Corp.	7,039	370,603
Kinder Morgan, Inc.	48,009	857,441
Marathon Oil Corp.	22,264	248,021
Marathon Petroleum Corp.	13,936	518,141
Murphy Oil Corp. (b)	4,110	103,531
Newfield Exploration Co. (a)	1,680	55,860
Noble Energy, Inc.	11,181	351,195
Occidental Petroleum Corp.	11,849	810,827
ONEOK, Inc. (b)	5,755	171,844
Phillips 66	12,436	1,076,833
Range Resources Corp. (b)	4,486	145,257
Southwestern Energy Co. (a) (b)	10,731	86,599
Spectra Energy Corp. (b)	17,633	539,570
Tesoro Corp.	1,744	150,001
Valero Energy Corp.	12,361	792,835
Williams Cos., Inc.	11,272	181,141

		23,962,397

PHARMACEUTICALS — 5.6%
Bristol-Myers Squibb Co.	17,528	1,119,689
Eli Lilly & Co.	9,679	696,985
Endo International PLC (a) (b)	3,618	101,847
Johnson & Johnson	37,152	4,019,846
Mallinckrodt PLC (a)	3,028	185,556
Merck & Co., Inc.	73,568	3,892,483

Mylan NV (a) (b)	5,426	251,495
Perrigo Co. PLC (b)	2,253	288,226
Pfizer, Inc.	76,664	2,272,321
Zoetis, Inc.	4,176	185,122

		13,013,570

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	408	42,057
Nielsen Holdings PLC	3,132	164,931
Robert Half International, Inc.	1,564	72,851

		279,839

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Apartment Investment & Management Co. Class A, REIT	1,879	78,580
Boston Properties, Inc. REIT	1,460	185,537
Federal Realty Investment Trust REIT	600	93,630
General Growth Properties, Inc. REIT	5,950	176,893
HCP, Inc. REIT	12,227	398,356
Host Hotels & Resorts, Inc. REIT	10,230	170,841
Iron Mountain, Inc. REIT (b)	3,028	102,679
Macerich Co. REIT	1,878	148,813
Realty Income Corp. REIT	1,876	117,269
Simon Property Group, Inc. REIT	3,130	650,070
SL Green Realty Corp. REIT (b)	1,538	149,001
Ventas, Inc. REIT (b)	4,698	295,786
Vornado Realty Trust REIT	2,367	223,516
Welltower, Inc. REIT	3,756	260,441
Weyerhaeuser Co. REIT	10,348	320,581

		3,371,993

ROAD & RAIL — 1.2%
CSX Corp.	25,570	658,428
JB Hunt Transport Services, Inc.	940	79,186
Kansas City Southern	2,889	246,865
Norfolk Southern Corp.	7,868	655,011
Ryder System, Inc.	1,516	98,206
Union Pacific Corp.	13,462	1,070,902

		2,808,598

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
First Solar, Inc. (a)	2,041	139,747
Intel Corp.	73,657	2,382,804
KLA-Tencor Corp.	1,931	140,596
Linear Technology Corp.	2,856	127,263
Micron Technology, Inc. (a)	14,820	155,166
QUALCOMM, Inc.	39,751	2,032,866
Texas Instruments, Inc.	9,844	565,243
Xilinx, Inc.	2,652	125,784

		5,669,469

SOFTWARE — 1.0%
Autodesk, Inc. (a)	2,294	133,763
CA, Inc.	8,134	250,446
Oracle Corp.	41,579	1,700,997
Symantec Corp. (b)	17,679	324,940

		2,410,146

SPECIALTY RETAIL — 0.6%
AutoNation, Inc. (a)	2,031	94,807
Bed Bath & Beyond, Inc. (a) (b)	4,332	215,040

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Best Buy Co., Inc.	7,832	$254,070
CarMax, Inc. (a) (b)	2,281	116,559
GameStop Corp. Class A (b)	2,945	93,445
Gap, Inc. (b)	6,053	177,958
Staples, Inc.	17,613	194,271
Tiffany & Co.	2,902	212,949
Urban Outfitters, Inc. (a)	2,206	72,997

		1,432,096

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
EMC Corp.	51,324	1,367,785
Hewlett Packard Enterprise Co.	19,745	350,079
HP, Inc.	45,359	558,823
NetApp, Inc.	7,619	207,922
SanDisk Corp.	3,028	230,370
Seagate Technology PLC (b)	7,828	269,675
Western Digital Corp. (b)	6,054	285,991

		3,270,645

TEXTILES,APPAREL & LUXURY GOODS — 0.4%
Coach, Inc.	7,560	303,080
Michael Kors Holdings, Ltd. (a)	1,668	95,009
PVH Corp.	2,240	221,894
Ralph Lauren Corp. (b)	1,502	144,583
VF Corp.	4,384	283,908

		1,048,474

TOBACCO — 0.8%
Philip Morris International, Inc.	18,472	1,812,288

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	3,180	155,820
United Rentals, Inc. (a) (b)	1,460	90,797
W.W. Grainger, Inc. (b)	920	214,756

		461,373

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,100	144,753

TOTAL COMMON STOCKS (Cost $228,386,688)		232,757,683

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	555,928	555,928
State Street Navigator Securities Lending Prime Portfolio (f) (g)	9,141,289	9,141,289

TOTAL SHORT-TERM INVESTMENTS (Cost $9,697,217)		9,697,217

TOTAL INVESTMENTS — 103.7% (Cost $238,083,905)		242,454,900
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(8,749,397)

NET ASSETS — 100.0%		$233,705,503

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$5,267,906	$—	$—	$5,267,906
Air Freight & Logistics	2,234,633	—	—	2,234,633
Airlines	2,220,239	—	—	2,220,239
Auto Components	1,010,248	—	—	1,010,248
Automobiles	2,806,934	—	—	2,806,934
Banks	24,745,936	—	—	24,745,936
Beverages	4,359,183	—	—	4,359,183
Biotechnology	2,562,942	—	—	2,562,942
Capital Markets	5,758,108	—	—	5,758,108
Chemicals	5,267,787	—	—	5,267,787
Commercial Services & Supplies	874,695	—	—	874,695
Communications Equipment	2,538,737	—	—	2,538,737
Construction & Engineering	441,348	—	—	441,348
Consumer Finance	3,341,784	—	—	3,341,784
Containers & Packaging	1,004,541	—	—	1,004,541
Distributors	390,087	—	—	390,087
Diversified Consumer Services	67,450	—	—	67,450

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Financial Services	$7,648,309	$—	$—	$7,648,309
Diversified Telecommunication Services	10,716,938	—	—	10,716,938
Electric Utilities	9,967,292	—	—	9,967,292
Electrical Equipment	1,902,205	—	—	1,902,205
Electronic Equipment, Instruments & Components	1,023,121	—	—	1,023,121
Energy Equipment & Services	4,534,127	—	—	4,534,127
Food & Staples Retailing	7,740,121	—	—	7,740,121
Food Products	3,782,029	—	—	3,782,029
Gas Utilities	92,043	—	—	92,043
Health Care Equipment & Supplies	4,041,372	—	—	4,041,372
Health Care Providers & Services	6,686,554	—	—	6,686,554
Hotels, Restaurants & Leisure	2,868,971	—	—	2,868,971
Household Durables	786,836	—	—	786,836
Household Products	7,121,904	—	—	7,121,904
Independent Power Producers & Energy Traders	317,142	—	—	317,142
Industrial Conglomerates	5,162,912	—	—	5,162,912
Insurance	10,420,382	—	—	10,420,382
Internet Software & Services	837,575	—	—	837,575
IT Services	3,314,976	—	—	3,314,976
Leisure Equipment & Products	315,221	—	—	315,221
Life Sciences Tools & Services	722,395	—	—	722,395
Machinery	4,595,817	—	—	4,595,817
Media	4,833,265	—	—	4,833,265
Metals & Mining	1,441,399	—	—	1,441,399
Multi-Utilities	4,893,950	—	—	4,893,950
Multiline Retail	2,412,628	—	—	2,412,628
Oil, Gas & Consumable Fuels	23,962,397	—	—	23,962,397
Pharmaceuticals	13,013,570	—	—	13,013,570
Professional Services	279,839	—	—	279,839
Real Estate Investment Trusts (REITs)	3,371,993	—	—	3,371,993
Road & Rail	2,808,598	—	—	2,808,598
Semiconductors & Semiconductor Equipment	5,669,469	—	—	5,669,469
Software	2,410,146	—	—	2,410,146
Specialty Retail	1,432,096	—	—	1,432,096
Technology Hardware, Storage & Peripherals	3,270,645	—	—	3,270,645
Textiles, Apparel & Luxury Goods	1,048,474	—	—	1,048,474
Tobacco	1,812,288	—	—	1,812,288
Trading Companies & Distributors	461,373	—	—	461,373
Water Utilities	144,753	—	—	144,753
Short-Term Investments	9,697,217	—	—	9,697,217

TOTAL INVESTMENTS	$242,454,900	$—	$—	$242,454,900

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUTOMOBILES — 2.5%
Ford Motor Co.	11,925	$160,987
General Motors Co.	4,944	155,390

		316,377

BANKS — 1.3%
People’s United Financial, Inc.	10,385	165,433

BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	2,461	140,572

CHEMICALS — 3.8%
Dow Chemical Co.	3,349	170,330
LyondellBasell Industries NV Class A	1,844	157,810
Mosaic Co.	6,070	163,890

		492,030

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Pitney Bowes, Inc.	7,729	166,483

CONSUMER FINANCE — 1.4%
Navient Corp.	15,667	187,534

CONTAINERS & PACKAGING — 1.3%
International Paper Co.	3,972	163,011

DIVERSIFIED FINANCIAL SERVICES — 1.3%
CME Group, Inc.	1,708	164,053

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
AT&T, Inc.	4,120	161,380
CenturyLink, Inc.	6,083	194,413
Frontier Communications Corp.	33,203	185,605
Verizon Communications, Inc.	3,077	166,404

		707,802

ELECTRIC UTILITIES — 14.1%
American Electric Power Co., Inc.	2,473	164,207
Duke Energy Corp.	2,006	161,844
Entergy Corp.	2,106	166,964
Eversource Energy	2,807	163,760
Exelon Corp.	5,165	185,217
FirstEnergy Corp.	4,485	161,325
PG&E Corp.	2,765	165,126
Pinnacle West Capital Corp.	2,258	169,508
PPL Corp.	4,257	162,064
Southern Co.	3,057	158,139
Xcel Energy, Inc.	3,952	165,273

		1,823,427

ELECTRICAL EQUIPMENT — 2.9%
Eaton Corp. PLC	2,984	186,679
Emerson Electric Co.	3,353	182,336

		369,015

ENERGY EQUIPMENT & SERVICES — 2.5%
Helmerich & Payne, Inc.	3,078	180,740
National Oilwell Varco, Inc.	4,635	144,149

		324,889

HOUSEHOLD DURABLES — 1.3%
Garmin, Ltd.	4,278	170,949

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.9%
AES Corp.	15,787	186,286
NRG Energy, Inc.	14,579	189,673

		375,959

LEISURE EQUIPMENT & PRODUCTS — 1.4%
Mattel, Inc.	5,517	185,481

MACHINERY — 4.2%
Caterpillar, Inc.	2,374	181,706
Cummins, Inc.	1,675	184,149
PACCAR, Inc.	3,111	170,141

		535,996

MULTI-UTILITIES — 12.7%
Ameren Corp.	3,371	168,887
CenterPoint Energy, Inc.	8,142	170,331
CMS Energy Corp.	3,961	168,105
Consolidated Edison, Inc.	2,130	163,200
Dominion Resources, Inc.	2,075	155,874
DTE Energy Co.	1,780	161,375
Public Service Enterprise Group, Inc.	3,631	171,165
SCANA Corp.	2,367	166,045
TECO Energy, Inc.	5,354	147,396
WEC Energy Group, Inc.	2,700	162,189

		1,634,567

MULTILINE RETAIL — 1.2%
Macy’s, Inc.	3,501	154,359

OIL, GAS & CONSUMABLE FUELS — 10.1%
California Resources Corp.	—	—
Chevron Corp.	1,733	165,328
ConocoPhillips	3,843	154,758
Kinder Morgan, Inc.	9,437	168,545
Murphy Oil Corp.	8,230	207,314
Occidental Petroleum Corp.	2,270	155,336
ONEOK, Inc.	5,768	172,233
Spectra Energy Corp.	5,285	161,721
Williams Cos., Inc.	7,334	117,857

		1,303,092

PHARMACEUTICALS — 2.2%
Merck & Co., Inc.	2,819	149,153
Pfizer, Inc.	4,714	139,723

		288,876

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.8%
Crown Castle International Corp. REIT	1,774	153,451
HCP, Inc. REIT	3,917	127,616
Host Hotels & Resorts, Inc. REIT	10,490	175,183
Iron Mountain, Inc. REIT	5,675	192,439
Kimco Realty Corp. REIT	5,446	156,736
Macerich Co. REIT	1,839	145,722
Prologis, Inc. REIT	3,751	165,719
Realty Income Corp. REIT	2,679	167,464
Ventas, Inc. REIT	2,608	164,200
Welltower, Inc. REIT	2,137	148,180
Weyerhaeuser Co. REIT	5,695	176,431

		1,773,141

SOFTWARE — 1.3%
CA, Inc.	5,416	166,759

SPECIALTY RETAIL — 2.8%
GameStop Corp. Class A	5,639	178,926
Staples, Inc.	16,247	179,204

		358,130

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
HP, Inc.	14,772	$181,991
Seagate Technology PLC	5,183	178,554

		360,545

TEXTILES,APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	4,464	178,962

TOBACCO — 2.5%
Altria Group, Inc.	2,484	155,648
Philip Morris International, Inc.	1,666	163,451

		319,099

TOTAL COMMON STOCKS (Cost $11,890,748)		12,826,541

SHORT-TERM INVESTMENT — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (a) (b) (Cost $192,391)	192,391	$192,391

TOTAL INVESTMENTS — 101.1% (Cost $12,083,139)		13,018,932
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(137,357)

NET ASSETS — 100.0%		$12,881,575

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$316,377	$—	$—	$316,377
Banks	165,433	—	—	165,433
Biotechnology	140,572	—	—	140,572
Chemicals	492,030	—	—	492,030
Commercial Services & Supplies	166,483	—	—	166,483
Consumer Finance	187,534	—	—	187,534
Containers & Packaging	163,011	—	—	163,011
Diversified Financial Services	164,053	—	—	164,053
Diversified Telecommunication Services	707,802	—	—	707,802
Electric Utilities	1,823,427	—	—	1,823,427
Electrical Equipment.	369,015	—	—	369,015
Energy Equipment & Services	324,889	—	—	324,889
Household Durables	170,949	—	—	170,949
Independent Power Producers & Energy Traders	375,959	—	—	375,959
Leisure Equipment & Products	185,481	—	—	185,481
Machinery	535,996	—	—	535,996
Multi-Utilities	1,634,567	—	—	1,634,567
Multiline Retail	154,359	—	—	154,359
Oil, Gas & Consumable Fuels	1,303,092	—	—	1,303,092
Pharmaceuticals	288,876	—	—	288,876
Real Estate Investment Trusts (REITs)	1,773,141	—	—	1,773,141
Software	166,759	—	—	166,759
Specialty Retail	358,130	—	—	358,130
Technology Hardware, Storage & Peripherals	360,545	—	—	360,545
Textiles, Apparel & Luxury Goods	178,962	—	—	178,962
Tobacco	319,099	—	—	319,099
Short-Term Investment	192,391	—	—	192,391

TOTAL INVESTMENTS	$13,018,932	$—	$—	$13,018,932

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.6%
Boeing Co.	2,649	$336,264
General Dynamics Corp.	1,251	164,344
Honeywell International, Inc.	3,242	363,266
L-3 Communications Holdings, Inc.	343	40,645
Lockheed Martin Corp.	1,111	246,086
Northrop Grumman Corp.	765	151,393
Raytheon Co.	1,276	156,476
Rockwell Collins, Inc.	551	50,808
Textron, Inc.	1,160	42,294
United Technologies Corp.	3,286	328,929

		1,880,505

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	607	45,058
Expeditors International of Washington, Inc.	783	38,218
FedEx Corp.	1,100	178,992
United Parcel Service, Inc. Class B	2,930	309,027

		571,295

AIRLINES — 0.7%
American Airlines Group, Inc.	2,535	103,961
Delta Air Lines, Inc.	3,331	162,153
Southwest Airlines Co.	2,754	123,379
United Continental Holdings, Inc. (a)	1,506	90,149

		479,642

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	955	36,672
Delphi Automotive PLC	1,189	89,199
Goodyear Tire & Rubber Co.	1,131	37,300
Johnson Controls, Inc.	2,750	107,168

		270,339

AUTOMOBILES — 0.6%
Ford Motor Co.	16,372	221,022
General Motors Co.	5,952	187,072
Harley-Davidson, Inc.	810	41,577

		449,671

BANKS — 5.5%
Bank of America Corp.	43,419	587,025
BB&T Corp.	3,279	109,092
Citigroup, Inc.	12,429	518,911
Citizens Financial Group, Inc.	2,254	47,221
Comerica, Inc.	754	28,554
Fifth Third Bancorp	3,359	56,062
Huntington Bancshares, Inc.	3,364	32,093
JPMorgan Chase & Co.	15,465	915,837
KeyCorp	3,535	39,026
M&T Bank Corp.	667	74,037
People’s United Financial, Inc.	1,305	20,789
PNC Financial Services Group, Inc.	2,144	181,318
Regions Financial Corp.	5,551	43,575
SunTrust Banks, Inc.	2,170	78,294
US Bancorp	6,880	279,259
Wells Fargo & Co.	19,449	940,554
Zions Bancorp	868	21,014

		3,972,661

BEVERAGES — 2.5%
Brown-Forman Corp. Class B	435	42,835
Coca-Cola Co.	16,460	763,579
Coca-Cola Enterprises, Inc.	894	45,362
Constellation Brands, Inc. Class A	727	109,842
Dr. Pepper Snapple Group, Inc.	806	72,073
Molson Coors Brewing Co. Class B	778	74,828
Monster Beverage Corp. (a)	638	85,096
PepsiCo, Inc.	6,127	627,895

		1,821,510

BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	6,769	386,645
Alexion Pharmaceuticals, Inc. (a)	957	133,234
Amgen, Inc.	3,169	475,128
Baxalta, Inc.	2,920	117,968
Biogen, Inc. (a)	919	239,234
Celgene Corp. (a)	3,311	331,398
Gilead Sciences, Inc.	5,782	531,134
Regeneron Pharmaceuticals, Inc. (a)	320	115,341
Vertex Pharmaceuticals, Inc. (a)	1,020	81,080

		2,411,162

BUILDING PRODUCTS — 0.1%
Allegion PLC	406	25,866
Masco Corp.	1,445	45,445

		71,311

CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc. (a)	232	37,677
Ameriprise Financial, Inc.	749	70,413
Bank of New York Mellon Corp.	4,449	163,857
BlackRock, Inc.	532	181,183
Charles Schwab Corp.	5,024	140,772
E*TRADE Financial Corp. (a)	1,218	29,829
Franklin Resources, Inc.	1,619	63,222
Goldman Sachs Group, Inc.	1,665	261,372
Invesco, Ltd.	1,795	55,232
Legg Mason, Inc.	464	16,092
Morgan Stanley	6,395	159,939
Northern Trust Corp.	926	60,347
State Street Corp. (b)	1,709	100,011
T Rowe Price Group, Inc.	1,070	78,602

		1,418,548

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	812	116,969
Airgas, Inc.	287	40,651
CF Industries Holdings, Inc.	986	30,901
Dow Chemical Co.	4,747	241,432
E.I. du Pont de Nemours & Co.	3,729	236,120
Eastman Chemical Co.	636	45,938
Ecolab, Inc.	1,107	123,453
FMC Corp.	553	22,325
International Flavors & Fragrances, Inc.	348	39,592
LyondellBasell Industries NV Class A	1,412	120,839
Monsanto Co.	1,854	162,670
Mosaic Co.	1,425	38,475
PPG Industries, Inc.	1,131	126,095
Praxair, Inc.	1,194	136,653
Sherwin-Williams Co.	323	91,948

		1,574,061

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp.	718	$29,625
Cintas Corp.	377	33,858
Pitney Bowes, Inc.	839	18,072
Republic Services, Inc.	1,015	48,365
Stericycle, Inc. (a)	348	43,914
Tyco International PLC	1,773	65,087
Waste Management, Inc.	1,767	104,253

		343,174

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	21,181	603,023
F5 Networks, Inc. (a)	290	30,696
Harris Corp.	522	40,643
Juniper Networks, Inc.	1,482	37,806
Motorola Solutions, Inc.	667	50,492

		762,660

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	607	32,596
Jacobs Engineering Group, Inc. (a)	522	22,733
Quanta Services, Inc. (a)	689	15,544

		70,873

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	288	45,939
Vulcan Materials Co.	551	58,169

		104,108

CONSUMER FINANCE — 0.8%
American Express Co.	3,417	209,804
Capital One Financial Corp.	2,230	154,561
Discover Financial Services	1,718	87,481
Navient Corp.	1,555	18,613
Synchrony Financial (a)	3,458	99,106

		569,565

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	377	27,185
Ball Corp.	582	41,491
International Paper Co.	1,744	71,574
Owens-Illinois, Inc. (a)	669	10,677
Sealed Air Corp.	865	41,529
WestRock Co.	1,098	42,855

		235,311

DISTRIBUTORS — 0.1%
Genuine Parts Co.	638	63,392

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	986	26,050

DIVERSIFIED FINANCIAL SERVICES — 2.3%
Berkshire Hathaway, Inc. Class B (a)	7,923	1,124,115
CME Group, Inc.	1,421	136,487
Intercontinental Exchange, Inc.	509	119,686
Leucadia National Corp.	1,420	22,962
McGraw Hill Financial, Inc.	1,131	111,947
Moody’s Corp.	725	70,006
Nasdaq, Inc.	493	32,725

		1,617,928

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.	26,011	1,018,851

CenturyLink, Inc.	2,354	75,234
Frontier Communications Corp.	4,905	27,419
Level 3 Communications, Inc. (a)	1,218	64,371
Verizon Communications, Inc.	17,205	930,446

		2,116,321

ELECTRIC UTILITIES — 1.7%
Duke Energy Corp.	2,899	233,891
Edison International	1,366	98,202
Entergy Corp.	754	59,777
Eversource Energy	1,334	77,826
NextEra Energy, Inc.	1,941	229,698
PG&E Corp.	2,060	123,023
Pinnacle West Capital Corp.	464	34,832
PPL Corp.	2,815	107,167
Southern Co.	3,819	197,557
Xcel Energy, Inc.	2,123	88,784

		1,250,757

ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	1,013	50,630
Eaton Corp. PLC	1,966	122,993
Emerson Electric Co.	2,753	149,708
Rockwell Automation, Inc.	551	62,676

		386,007

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	1,305	75,455
Corning, Inc.	4,552	95,091
FLIR Systems, Inc.	580	19,111
TE Connectivity, Ltd.	1,518	93,995

		283,652

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	1,830	80,209
Cameron International Corp. (a)	812	54,445
Diamond Offshore Drilling, Inc.	261	5,671
FMC Technologies, Inc. (a)	957	26,183
Halliburton Co.	3,598	128,521
Helmerich & Payne, Inc.	464	27,246
National Oilwell Varco, Inc.	1,617	50,289
Schlumberger, Ltd.	5,307	391,391
Transocean, Ltd.	1,430	13,070

		777,025

FOOD & STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	1,837	289,474
CVS Health Corp.	4,589	476,017
Kroger Co.	4,091	156,481
Sysco Corp.	2,207	103,133
Wal-Mart Stores, Inc.	6,645	455,116
Walgreens Boots Alliance, Inc.	3,668	308,992
Whole Foods Market, Inc.	1,342	41,750

		1,830,963

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	2,547	92,481
Campbell Soup Co.	754	48,098
ConAgra Foods, Inc.	1,815	80,985
General Mills, Inc.	2,521	159,705
Hershey Co.	609	56,083

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hormel Foods Corp.	1,153	$49,856
J.M. Smucker Co.	493	64,011
Kellogg Co.	1,073	82,138
Kraft Heinz Co.	2,498	196,243
McCormick & Co., Inc.	493	49,044
Mead Johnson Nutrition Co.	735	62,453
Mondelez International, Inc. Class A	6,673	267,721
Tyson Foods, Inc. Class A	1,271	84,725

		1,293,543

GAS UTILITIES — 0.0% (c)
AGL Resources, Inc.	496	32,309

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	6,263	261,981
Baxter International, Inc.	2,295	94,278
Becton Dickinson and Co.	875	132,842
Boston Scientific Corp. (a)	5,649	106,258
C.R. Bard, Inc.	319	64,652
DENTSPLY SIRONA, Inc.	1,010	62,246
Edwards Lifesciences Corp. (a)	914	80,624
Intuitive Surgical, Inc. (a)	156	93,764
Medtronic PLC	5,902	442,650
St. Jude Medical, Inc.	1,189	65,395
Stryker Corp.	1,334	143,125
Varian Medical Systems, Inc. (a)	406	32,488
Zimmer Biomet Holdings, Inc.	728	77,627

		1,657,930

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	1,457	163,694
AmerisourceBergen Corp. Class A	821	71,058
Anthem, Inc.	1,102	153,167
Cardinal Health, Inc.	1,368	112,108
Cigna Corp.	1,074	147,396
DaVita HealthCare Partners, Inc. (a)	720	52,834
Express Scripts Holding Co. (a)	2,841	195,148
HCA Holdings, Inc. (a)	1,332	103,963
Henry Schein, Inc. (a)	348	60,075
Humana, Inc.	614	112,331
Laboratory Corp. of America Holdings (a)	433	50,717
McKesson Corp.	966	151,904
Patterson Cos., Inc.	372	17,309
Quest Diagnostics, Inc.	609	43,513
Tenet Healthcare Corp. (a)	408	11,803
UnitedHealth Group, Inc.	4,008	516,631
Universal Health Services, Inc. Class B	377	47,019

		2,010,670

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	1,277	67,630

HOTELS, RESTAURANTS & LEISURE — 2.0%
Carnival Corp.	1,941	102,427
Chipotle Mexican Grill, Inc. (a)	124	58,400
Darden Restaurants, Inc.	481	31,890
Marriott International, Inc. Class A	766	54,524
McDonald’s Corp.	3,830	481,354
Royal Caribbean Cruises, Ltd.	725	59,559
Starbucks Corp.	6,238	372,409
Starwood Hotels & Resorts Worldwide, Inc.	724	60,403
Wyndham Worldwide Corp.	491	37,527

Wynn Resorts, Ltd.	348	32,514
Yum! Brands, Inc.	1,697	138,899

		1,429,906

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	1,368	41,355
Garmin, Ltd.	493	19,700
Harman International Industries, Inc.	290	25,822
Leggett & Platt, Inc.	580	28,072
Lennar Corp. Class A	730	35,303
Mohawk Industries, Inc. (a)	261	49,825
Newell Rubbermaid, Inc.	1,131	50,092
PulteGroup, Inc.	1,338	25,034
Whirlpool Corp.	319	57,528

		332,731

HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	538	49,593
Clorox Co.	551	69,459
Colgate-Palmolive Co.	3,772	266,492
Kimberly-Clark Corp.	1,535	206,473
Procter & Gamble Co.	11,186	920,719

		1,512,736

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	2,860	33,748
NRG Energy, Inc.	1,382	17,980

		51,728

INDUSTRIAL CONGLOMERATES — 2.8%
3M Co.	2,547	424,407
Danaher Corp.	2,498	236,960
General Electric Co.	39,362	1,251,318
Roper Technologies, Inc.	423	77,312

		1,989,997

INSURANCE — 2.8%
Aflac, Inc.	1,796	113,399
Allstate Corp.	1,630	109,813
American International Group, Inc.	4,822	260,629
Aon PLC	1,150	120,117
Assurant, Inc.	288	22,219
Chubb, Ltd.	1,939	231,032
Cincinnati Financial Corp.	612	40,000
Hartford Financial Services Group, Inc.	1,735	79,949
Lincoln National Corp.	1,042	40,846
Loews Corp.	1,207	46,180
Marsh & McLennan Cos., Inc.	2,226	135,319
MetLife, Inc.	4,691	206,122
Principal Financial Group, Inc.	1,157	45,644
Progressive Corp.	2,463	86,550
Prudential Financial, Inc.	1,885	136,135
Torchmark Corp.	491	26,593
Travelers Cos., Inc.	1,228	143,320
Unum Group	1,040	32,157
Willis Towers Watson PLC	590	70,009
XL Group PLC Class A	1,271	46,773

		1,992,806

INTERNET & CATALOG RETAIL — 2.1%
Amazon.com, Inc. (a)	1,626	965,259

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Expedia, Inc.	482	$51,969
Netflix, Inc. (a)	1,797	183,707
Priceline Group, Inc. (a)	209	269,393
TripAdvisor, Inc. (a)	466	30,989

		1,501,317

INTERNET SOFTWARE & SERVICES — 4.6%
Akamai Technologies, Inc. (a)	754	41,900
Alphabet, Inc. Class A (a)	1,240	945,996
Alphabet, Inc. Class C (a)	1,257	936,402
eBay, Inc. (a)	4,684	111,760
Facebook, Inc. Class A (a)	9,671	1,103,461
VeriSign, Inc. (a)	406	35,947
Yahoo!, Inc. (a)	3,634	133,768

		3,309,234

IT SERVICES — 4.0%
Accenture PLC Class A	2,617	302,002
Alliance Data Systems Corp. (a)	261	57,420
Automatic Data Processing, Inc.	1,944	174,396
Cognizant Technology Solutions Corp. Class A (a)	2,555	160,198
CSRA, Inc.	580	15,602
Fidelity National Information Services, Inc.	1,173	74,263
Fiserv, Inc. (a)	881	90,373
International Business Machines Corp.	3,749	567,786
MasterCard, Inc. Class A	4,146	391,797
Paychex, Inc.	1,361	73,508
PayPal Holdings, Inc. (a)	4,661	179,915
Teradata Corp. (a)	551	14,458
Total System Services, Inc.	713	33,925
Visa, Inc. Class A	8,133	622,012
Western Union Co.	2,143	41,338
Xerox Corp.	4,003	44,673

		2,843,666

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	464	37,167
Mattel, Inc.	1,423	47,841

		85,008

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,392	55,471
Illumina, Inc. (a)	606	98,239
PerkinElmer, Inc.	464	22,950
Thermo Fisher Scientific, Inc.	1,680	237,871
Waters Corp. (a)	348	45,908

		460,439

MACHINERY — 1.3%
Caterpillar, Inc.	2,452	187,676
Cummins, Inc.	696	76,518
Deere & Co.	1,303	100,318
Dover Corp.	666	42,844
Flowserve Corp.	551	24,470
Illinois Tool Works, Inc.	1,389	142,289
Ingersoll-Rand PLC	1,101	68,273
PACCAR, Inc.	1,480	80,941
Parker-Hannifin Corp.	580	64,426
Pentair PLC	756	41,020
Snap-on, Inc.	232	36,422
Stanley Black & Decker, Inc.	638	67,124

Xylem, Inc.	754	30,839

		963,160

MEDIA — 3.3%
Cablevision Systems Corp. Class A	928	30,624
CBS Corp. Class B	1,749	96,352
Comcast Corp. Class A	10,258	626,559
Discovery Communications, Inc. Class A (a)	638	18,266
Discovery Communications, Inc. Class C (a)	1,071	28,917
Interpublic Group of Cos., Inc.	1,711	39,267
News Corp. Class A	1,597	20,394
News Corp. Class B	464	6,148
Omnicom Group, Inc.	1,015	84,478
Scripps Networks Interactive, Inc. Class A	406	26,593
TEGNA, Inc.	952	22,334
Time Warner Cable, Inc.	1,189	243,293
Time Warner, Inc.	3,359	243,696
Twenty-First Century Fox, Inc. Class A	4,633	129,168
Twenty-First Century Fox, Inc. Class B	1,803	50,845
Viacom, Inc. Class B	1,454	60,021
Walt Disney Co.	6,330	628,632

		2,355,587

METALS & MINING — 0.2%
Newmont Mining Corp.	2,231	59,300
Nucor Corp.	1,336	63,193

		122,493

MULTI-UTILITIES — 1.2%
Ameren Corp.	1,015	50,852
CenterPoint Energy, Inc.	1,802	37,698
CMS Energy Corp.	1,160	49,230
Consolidated Edison, Inc.	1,223	93,706
Dominion Resources, Inc.	2,498	187,650
DTE Energy Co.	754	68,358
NiSource, Inc.	1,336	31,476
Public Service Enterprise Group, Inc.	2,121	99,984
SCANA Corp.	609	42,721
Sempra Energy	986	102,593
WEC Energy Group, Inc.	1,332	80,013

		844,281

MULTILINE RETAIL — 0.7%
Dollar General Corp.	1,240	106,144
Dollar Tree, Inc. (a)	986	81,305
Kohl’s Corp.	834	38,873
Macy’s, Inc.	1,320	58,199
Nordstrom, Inc.	578	33,067
Target Corp.	2,489	204,795

		522,383

OIL, GAS & CONSUMABLE FUELS — 1.0%
Kinder Morgan, Inc.	7,571	135,218
Marathon Petroleum Corp.	2,257	83,915
ONEOK, Inc.	873	26,068
Phillips 66	2,001	173,267
Spectra Energy Corp.	2,817	86,200
Tesoro Corp.	519	44,639
Valero Energy Corp.	2,026	129,948
Williams Cos., Inc.	2,872	46,153

		725,408

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	952	$89,783

PHARMACEUTICALS — 5.7%
Allergan PLC (a)	1,675	448,950
Bristol-Myers Squibb Co.	7,102	453,676
Eli Lilly & Co.	4,092	294,665
Endo International PLC (a)	870	24,491
Johnson & Johnson	11,640	1,259,448
Mallinckrodt PLC (a)	491	30,088
Merck & Co., Inc.	11,636	615,661
Mylan NV (a)	1,738	80,556
Perrigo Co. PLC	609	77,909
Pfizer, Inc.	25,471	754,960
Zoetis, Inc.	1,920	85,114

		4,125,518

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	145	14,947
Equifax, Inc.	493	56,345
Nielsen Holdings PLC	1,537	80,938
Robert Half International, Inc.	551	25,666
Verisk Analytics, Inc. (a)	675	53,946

		231,842

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
American Tower Corp. REIT	1,773	181,502
Apartment Investment & Management Co. Class A, REIT	667	27,894
AvalonBay Communities, Inc. REIT	586	111,457
Boston Properties, Inc. REIT	638	81,077
Crown Castle International Corp. REIT	1,396	120,754
Equinix, Inc. REIT	293	96,898
Equity Residential REIT	1,535	115,171
Essex Property Trust, Inc. REIT	279	65,247
Extra Space Storage, Inc. REIT	536	50,095
Federal Realty Investment Trust REIT	300	46,815
General Growth Properties, Inc. REIT	2,462	73,195
HCP, Inc. REIT	1,947	63,433
Host Hotels & Resorts, Inc. REIT	3,162	52,805
Iron Mountain, Inc. REIT	812	27,535
Kimco Realty Corp. REIT	1,738	50,020
Macerich Co. REIT	555	43,978
Prologis, Inc. REIT	2,204	97,373
Public Storage REIT	631	174,049
Realty Income Corp. REIT	1,046	65,386
Simon Property Group, Inc. REIT	1,305	271,035
SL Green Realty Corp. REIT	410	39,721
Ventas, Inc. REIT	1,395	87,829
Vornado Realty Trust REIT	754	71,200
Welltower, Inc. REIT	1,482	102,762
Weyerhaeuser Co. REIT	3,309	102,513

		2,219,744

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	1,218	35,103

ROAD & RAIL — 0.8%
CSX Corp.	4,118	106,039
JB Hunt Transport Services, Inc.	377	31,758
Kansas City Southern	464	39,649
Norfolk Southern Corp.	1,272	105,894

Ryder System, Inc.	232	15,029
Union Pacific Corp.	3,593	285,823

		584,192

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Analog Devices, Inc.	1,306	77,302
Applied Materials, Inc.	4,836	102,427
Broadcom, Ltd.	1,577	243,647
First Solar, Inc. (a)	319	21,842
Intel Corp.	20,040	648,294
KLA-Tencor Corp.	621	45,215
Lam Research Corp.	667	55,094
Linear Technology Corp.	1,015	45,228
Microchip Technology, Inc.	891	42,946
Micron Technology, Inc. (a)	4,518	47,304
NVIDIA Corp.	2,149	76,569
Qorvo, Inc. (a)	581	29,288
QUALCOMM, Inc.	6,280	321,159
Skyworks Solutions, Inc.	810	63,099
Texas Instruments, Inc.	4,261	244,667
Xilinx, Inc.	1,073	50,892

		2,114,973

SOFTWARE — 4.6%
Activision Blizzard, Inc.	2,058	69,643
Adobe Systems, Inc. (a)	2,092	196,230
Autodesk, Inc. (a)	957	55,803
CA, Inc.	1,299	39,996
Citrix Systems, Inc. (a)	662	52,020
Electronic Arts, Inc. (a)	1,305	86,273
Intuit, Inc.	1,110	115,451
Microsoft Corp.	33,325	1,840,540
Oracle Corp.	13,345	545,944
Red Hat, Inc. (a)	781	58,192
salesforce.com, Inc. (a)	2,615	193,065
Symantec Corp.	2,861	52,585

		3,305,742

SPECIALTY RETAIL — 2.8%
Advance Auto Parts, Inc.	319	51,148
AutoNation, Inc. (a)	319	14,891
AutoZone, Inc. (a)	130	103,570
Bed Bath & Beyond, Inc. (a)	718	35,642
Best Buy Co., Inc.	1,267	41,101
CarMax, Inc. (a)	866	44,253
GameStop Corp. Class A	435	13,803
Gap, Inc.	981	28,841
Home Depot, Inc.	5,369	716,386
L Brands, Inc.	1,073	94,220
Lowe’s Cos., Inc.	3,841	290,956
O’Reilly Automotive, Inc. (a)	408	111,653
Ross Stores, Inc.	1,735	100,457
Signet Jewelers, Ltd.	346	42,914
Staples, Inc.	2,701	29,792
Tiffany & Co.	464	34,048
TJX Cos., Inc.	2,848	223,141
Tractor Supply Co.	579	52,376
Urban Outfitters, Inc. (a)	388	12,839

		2,042,031

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	23,397	$2,550,039
EMC Corp.	8,106	216,025
Hewlett Packard Enterprise Co.	7,161	126,964
HP, Inc.	7,166	88,285
NetApp, Inc.	1,244	33,949
SanDisk Corp.	873	66,418
Seagate Technology PLC	1,271	43,786
Western Digital Corp.	962	45,445

		3,170,911

TEXTILES,APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	1,162	46,585
Hanesbrands, Inc.	1,677	47,526
Michael Kors Holdings, Ltd. (a)	805	45,853
NIKE, Inc. Class B	5,687	349,580
PVH Corp.	348	34,473
Ralph Lauren Corp.	259	24,931
Under Armour, Inc. Class A (a)	756	64,131
VF Corp.	1,425	92,283

		705,362

TOBACCO — 1.9%
Altria Group, Inc.	8,239	516,256
Philip Morris International, Inc.	6,553	642,915
Reynolds American, Inc.	3,482	175,179

		1,334,350

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,218	59,682
United Rentals, Inc. (a)	403	25,063
W.W. Grainger, Inc.	242	56,490

		141,235

TOTAL COMMON STOCKS (Cost $70,794,417)		71,564,239

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $165,840)	165,840	165,840

TOTAL INVESTMENTS — 99.9% (Cost $70,960,257)		71,730,079
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		68,396

NET ASSETS — 100.0%		$71,798,475

(a)	Non-income producing security.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Amount is less than 0.05% of net assets.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,880,505	$—	$—	$1,880,505
Air Freight & Logistics	571,295	—	—	571,295
Airlines	479,642	—	—	479,642
Auto Components.	270,339	—	—	270,339
Automobiles	449,671	—	—	449,671
Banks	3,972,661	—	—	3,972,661
Beverages	1,821,510	—	—	1,821,510
Biotechnology	2,411,162	—	—	2,411,162
Building Products	71,311	—	—	71,311
Capital Markets	1,418,548	—	—	1,418,548
Chemicals	1,574,061	—	—	1,574,061
Commercial Services & Supplies	343,174	—	—	343,174
Communications Equipment	762,660	—	—	762,660
Construction & Engineering	70,873	—	—	70,873
Construction Materials	104,108	—	—	104,108
Consumer Finance	569,565	—	—	569,565
Containers & Packaging	235,311	—	—	235,311
Distributors	63,392	—	—	63,392
Diversified Consumer Services	26,050	—	—	26,050
Diversified Financial Services	1,617,928	—	—	1,617,928
Diversified Telecommunication Services	2,116,321	—	—	2,116,321
Electric Utilities	1,250,757	—	—	1,250,757
Electrical Equipment.	386,007	—	—	386,007

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electronic Equipment, Instruments & Components	$283,652	$—	$—	$283,652
Energy Equipment & Services	777,025	—	—	777,025
Food & Staples Retailing.	1,830,963	—	—	1,830,963
Food Products	1,293,543	—	—	1,293,543
Gas Utilities	32,309	—	—	32,309
Health Care Equipment & Supplies	1,657,930	—	—	1,657,930
Health Care Providers & Services	2,010,670	—	—	2,010,670
Health Care Technology	67,630	—	—	67,630
Hotels, Restaurants & Leisure	1,429,906	—	—	1,429,906
Household Durables	332,731	—	—	332,731
Household Products	1,512,736	—	—	1,512,736
Independent Power Producers & Energy Traders	51,728	—	—	51,728
Industrial Conglomerates.	1,989,997	—	—	1,989,997
Insurance	1,992,806	—	—	1,992,806
Internet & Catalog Retail.	1,501,317	—	—	1,501,317
Internet Software & Services	3,309,234	—	—	3,309,234
IT Services	2,843,666	—	—	2,843,666
Leisure Equipment & Products	85,008	—	—	85,008
Life Sciences Tools & Services	460,439	—	—	460,439
Machinery	963,160	—	—	963,160
Media	2,355,587	—	—	2,355,587
Metals & Mining	122,493	—	—	122,493
Multi-Utilities	844,281	—	—	844,281
Multiline Retail	522,383	—	—	522,383
Oil, Gas & Consumable Fuels	725,408	—	—	725,408
Personal Products	89,783	—	—	89,783
Pharmaceuticals	4,125,518	—	—	4,125,518
Professional Services	231,842	—	—	231,842
Real Estate Investment Trusts (REITs)	2,219,744	—	—	2,219,744
Real Estate Management & Development	35,103	—	—	35,103
Road & Rail	584,192	—	—	584,192
Semiconductors & Semiconductor Equipment	2,114,973	—	—	2,114,973
Software	3,305,742	—	—	3,305,742
Specialty Retail	2,042,031	—	—	2,042,031
Technology Hardware, Storage & Peripherals	3,170,911	—	—	3,170,911
Textiles, Apparel & Luxury Goods	705,362	—	—	705,362
Tobacco	1,334,350	—	—	1,334,350
Trading Companies & Distributors	141,235	—	—	141,235
Short-Term Investment	165,840	—	—	165,840

TOTAL INVESTMENTS	$71,730,079	$—	$—	$71,730,079

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	594	$13,822
Aerojet Rocketdyne Holdings, Inc. (a) (b)	991	16,233
Aerovironment, Inc. (a)	342	9,685
American Science & Engineering, Inc.	131	3,627
Astronics Corp. (a)	357	13,620
B/E Aerospace, Inc.	1,777	81,955
BWX Technologies, Inc.	1,722	57,790
Cubic Corp.	333	13,307
Curtiss-Wright Corp.	788	59,628
DigitalGlobe, Inc. (a)	1,125	19,463
Ducommun, Inc. (a)	207	3,157
Engility Holdings, Inc. (a)	262	4,915
Esterline Technologies Corp. (a)	494	31,651
HEICO Corp.	386	23,210
HEICO Corp. Class A	662	31,511
Hexcel Corp.	1,636	71,510
Huntington Ingalls Industries, Inc.	824	112,839
KEYW Holding Corp. (a)	532	3,532
KLX, Inc. (a)	899	28,894
Kratos Defense & Security Solutions, Inc. (a) (b)	820	4,059
Moog, Inc. Class A (a)	627	28,641
National Presto Industries, Inc.	63	5,276
Orbital ATK, Inc.	1,081	93,982
Sparton Corp. (a)	137	2,465
Spirit AeroSystems Holdings, Inc. Class A (a)	2,389	108,365
TASER International, Inc. (a) (b)	864	16,960
Teledyne Technologies, Inc. (a)	575	50,680
TransDigm Group, Inc. (a)	876	193,018
Triumph Group, Inc. (b)	790	24,869
Vectrus, Inc. (a)	178	4,050

		1,132,714

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	953	14,657
Atlas Air Worldwide Holdings, Inc. (a)	417	17,627
Echo Global Logistics, Inc. (a)	493	13,390
Forward Air Corp.	526	23,838
Hub Group, Inc. Class A (a)	581	23,699
Park-Ohio Holdings Corp.	131	5,609
Radiant Logistics, Inc. (a)	442	1,578
XPO Logistics, Inc. (a) (b)	1,163	35,704

		136,102

AIRLINES — 0.8%
Alaska Air Group, Inc.	2,150	176,343
Allegiant Travel Co.	226	40,241
Copa Holdings SA Class A (b)	548	37,127
Hawaiian Holdings, Inc. (a)	761	35,912
JetBlue Airways Corp. (a)	5,197	109,761
SkyWest, Inc.	807	16,132
Spirit Airlines, Inc. (a)	1,229	58,967
Virgin America, Inc. (a)	414	15,964

		490,447

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	1,251	19,253

Cooper Tire & Rubber Co.	979	36,243
Cooper-Standard Holding, Inc. (a)	225	16,164
Dana Holding Corp.	2,617	36,873
Dorman Products, Inc. (a)	493	26,829
Drew Industries, Inc.	408	26,300
Federal-Mogul Holdings Corp. (a)	476	4,703
Fox Factory Holding Corp. (a)	258	4,079
Gentex Corp. (b)	4,874	76,473
Gentherm, Inc. (a)	626	26,035
Horizon Global Corp. (a)	500	6,290
Lear Corp.	1,265	140,630
Metaldyne Performance Group, Inc.	220	3,698
Modine Manufacturing Co. (a)	743	8,180
Motorcar Parts of America, Inc. (a)	323	12,268
Standard Motor Products, Inc.	333	11,538
Stoneridge, Inc. (a)	549	7,993
Strattec Security Corp.	76	4,362
Superior Industries International, Inc.	401	8,854
Tenneco, Inc. (a)	1,007	51,871
Tower International, Inc.	328	8,922
Visteon Corp.	669	53,246

		590,804

AUTOMOBILES — 0.7%
Tesla Motors, Inc. (a) (b)	1,602	368,091
Thor Industries, Inc.	800	51,016
Winnebago Industries, Inc. (b)	464	10,417

		429,524

BANKS — 5.6%
1st Source Corp.	296	9,425
Access National Corp.	146	2,895
American National Bankshares, Inc.	136	3,445
Ameris Bancorp (b)	544	16,092
Ames National Corp. (b)	121	2,996
Arrow Financial Corp. (b)	219	5,819
Associated Banc-Corp.	2,496	44,778
Banc of California, Inc.	799	13,982
BancFirst Corp.	136	7,756
Banco Latinoamericano de Comercio Exterior SA	459	11,117
Bancorp, Inc. (a)	613	3,506
BancorpSouth, Inc.	1,529	32,583
Bank of Hawaii Corp.	772	52,712
Bank of Marin Bancorp	119	5,857
Bank of the Ozarks, Inc.	1,263	53,008
BankUnited, Inc.	1,687	58,100
Banner Corp.	333	13,999
Bar Harbor Bankshares	74	2,458
BBCN Bancorp, Inc.	1,244	18,896
Berkshire Hills Bancorp, Inc.	463	12,450
Blue Hills Bancorp, Inc.	526	7,190
BNC Bancorp (b)	642	13,559
BOK Financial Corp.	462	25,234
Boston Private Financial Holdings, Inc.	1,387	15,881
Bridge Bancorp, Inc. (b)	211	6,429
Brookline Bancorp, Inc.	1,146	12,617
Bryn Mawr Bank Corp.	265	6,818
C1 Financial, Inc. (a)	74	1,791
Camden National Corp.	136	5,712
Capital Bank Financial Corp. Class A (b)	392	12,093

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Capital City Bank Group, Inc. (b)	199	$2,903
Cardinal Financial Corp.	544	11,070
Cascade Bancorp (a)	568	3,243
Cathay General Bancorp	1,343	38,047
CenterState Banks, Inc.	812	12,091
Central Pacific Financial Corp.	316	6,879
Century Bancorp, Inc. Class A	68	2,646
Chemical Financial Corp.	552	19,701
CIT Group, Inc.	3,002	93,152
Citizens & Northern Corp. (b)	199	3,956
City Holding Co. (b)	267	12,757
CNB Financial Corp.	199	3,500
CoBiz Financial, Inc.	600	7,092
Columbia Banking System, Inc.	940	28,125
Commerce Bancshares, Inc.	1,408	63,290
Community Bank System, Inc.	665	25,410
Community Trust Bancorp, Inc.	261	9,219
CommunityOne Bancorp (a)	207	2,749
ConnectOne Bancorp, Inc.	554	9,058
CU Bancorp (a)	301	6,372
Cullen/Frost Bankers, Inc.	918	50,591
Customers Bancorp, Inc. (a)	439	10,374
CVB Financial Corp. (b)	1,753	30,590
Eagle Bancorp, Inc. (a)	480	23,040
East West Bancorp, Inc.	2,389	77,595
Enterprise Bancorp, Inc.	136	3,569
Enterprise Financial Services Corp.	345	9,329
Farmers Capital Bank Corp. (b)	146	3,857
FCB Financial Holdings, Inc. Class A (a)	462	15,366
Fidelity Southern Corp.	284	4,555
Financial Institutions, Inc.	275	7,994
First Bancorp (a)	1,651	4,821
First Bancorp	333	6,277
First Bancorp, Inc.	211	4,117
First Busey Corp.	428	8,765
First Business Financial Services, Inc.	188	4,311
First Citizens BancShares, Inc. Class A	123	30,882
First Commonwealth Financial Corp.	1,399	12,395
First Community Bancshares, Inc.	271	5,377
First Connecticut Bancorp, Inc.	275	4,389
First Financial Bancorp	1,010	18,362
First Financial Bankshares, Inc. (b)	1,085	32,094
First Financial Corp.	204	6,979
First Horizon National Corp.	3,901	51,103
First Interstate BancSystem, Inc. Class A	343	9,649
First Merchants Corp.	630	14,849
First Midwest Bancorp, Inc.	1,248	22,489
First NBC Bank Holding Co. (a)	246	5,065
First Niagara Financial Group, Inc.	5,952	57,615
First of Long Island Corp.	201	5,729
First Republic Bank	2,380	158,603
FirstMerit Corp.	2,723	57,319
Flushing Financial Corp.	465	10,053
FNB Corp.	3,267	42,504
Franklin Financial Network, Inc. (a)	74	1,998
Fulton Financial Corp.	2,791	37,344
German American Bancorp, Inc. (b)	194	6,247
Glacier Bancorp, Inc.	1,194	30,351
Great Southern Bancorp, Inc.	137	5,087
Great Western Bancorp, Inc.	634	17,289

Green Bancorp, Inc. (a)	146	1,105
Guaranty Bancorp	270	4,174
Hampton Roads Bankshares, Inc. (a)	611	1,081
Hancock Holding Co.	1,246	28,608
Hanmi Financial Corp.	532	11,715
Heartland Financial USA, Inc.	270	8,313
Heritage Commerce Corp.	415	4,154
Heritage Financial Corp.	512	8,996
Heritage Oaks Bancorp	330	2,571
Hilltop Holdings, Inc. (a)	1,243	23,468
Home BancShares, Inc.	908	37,183
HomeTrust Bancshares, Inc. (a)	343	6,287
Horizon Bancorp	131	3,238
IBERIABANK Corp.	620	31,787
Independent Bank Corp.	408	18,752
Independent Bank Corp.	376	5,471
Independent Bank Group, Inc.	162	4,439
International Bancshares Corp.	855	21,084
Investors Bancorp, Inc.	5,740	66,814
Lakeland Bancorp, Inc.	568	5,765
Lakeland Financial Corp.	262	11,994
LegacyTexas Financial Group, Inc.	739	14,521
Live Oak Bancshares, Inc. (b)	111	1,665
MainSource Financial Group, Inc.	330	6,960
MB Financial, Inc.	1,226	39,784
Mercantile Bank Corp.	318	7,130
Merchants Bancshares, Inc.	72	2,141
MidWestOne Financial Group, Inc.	139	3,816
National Bank Holdings Corp. Class A	600	12,234
National Bankshares, Inc. (b)	139	4,770
National Commerce Corp. (a) (b)	74	1,747
National Penn Bancshares, Inc.	2,277	24,227
NBT Bancorp, Inc.	724	19,512
OFG Bancorp	737	5,152
Old National Bancorp	1,878	22,893
Old Second Bancorp, Inc. (a)	442	3,169
Opus Bank	184	6,256
Pacific Continental Corp.	343	5,533
Pacific Premier Bancorp, Inc. (a)	409	8,740
PacWest Bancorp	1,835	68,170
Park National Corp.	204	18,360
Park Sterling Corp.	812	5,416
Peapack Gladstone Financial Corp.	252	4,259
Penns Woods Bancorp, Inc. (b)	68	2,621
Peoples Bancorp, Inc.	274	5,354
Peoples Financial Services Corp.	94	3,497
Pinnacle Financial Partners, Inc.	607	29,779
Popular, Inc.	1,730	49,495
Preferred Bank	202	6,111
PrivateBancorp, Inc.	1,309	50,527
Prosperity Bancshares, Inc.	1,145	53,117
QCR Holdings, Inc.	220	5,247
Renasant Corp.	626	20,602
Republic Bancorp, Inc. Class A	139	3,590
S&T Bancorp, Inc.	528	13,601
Sandy Spring Bancorp, Inc.	393	10,937
Seacoast Banking Corp. of Florida (a)	449	7,090
ServisFirst Bancshares, Inc. (b)	366	16,250
Sierra Bancorp	199	3,612
Signature Bank (a)	830	112,980

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Simmons First National Corp. Class A (b)	482	$21,724
South State Corp.	398	25,564
Southside Bancshares, Inc.	382	9,959
Southwest Bancorp, Inc.	333	5,012
State Bank Financial Corp.	532	10,512
Sterling Bancorp	1,970	31,382
Stock Yards Bancorp, Inc.	293	11,289
Stonegate Bank	187	5,603
Suffolk Bancorp	204	5,149
Sun Bancorp, Inc. (a)	149	3,086
SVB Financial Group (a)	835	85,212
Synovus Financial Corp.	2,214	64,007
Talmer Bancorp, Inc. Class A	854	15,449
TCF Financial Corp.	2,759	33,825
Texas Capital Bancshares, Inc. (a)	744	28,555
Tompkins Financial Corp.	259	16,576
Towne Bank	761	14,604
TriCo Bancshares	349	8,837
TriState Capital Holdings, Inc. (a) (b)	431	5,431
Triumph Bancorp, Inc. (a)	171	2,707
Trustmark Corp.	1,063	24,481
UMB Financial Corp.	703	36,296
Umpqua Holdings Corp.	3,766	59,729
Union Bankshares Corp.	726	17,881
United Bankshares, Inc.	1,129	41,434
United Community Banks, Inc.	883	16,309
Univest Corp. of Pennsylvania	262	5,112
Valley National Bancorp (b)	4,141	39,505
Washington Trust Bancorp, Inc. (b)	291	10,860
Webster Financial Corp.	1,511	54,245
WesBanco, Inc.	632	18,777
West Bancorp, Inc.	267	4,867
Westamerica Bancorp (b)	469	22,845
Western Alliance Bancorp (a)	1,385	46,231
Wilshire Bancorp, Inc.	1,222	12,587
Wintrust Financial Corp.	761	33,743
Yadkin Financial Corp. (b)	672	15,906

		3,602,536

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	153	28,316
Castle Brands, Inc. (a) (b)	1,030	968
Coca-Cola Bottling Co. Consolidated	84	13,420
Craft Brew Alliance, Inc. (a)	207	1,704
MGP Ingredients, Inc.	146	3,539
National Beverage Corp. (a)	204	8,633

		56,580

BIOTECHNOLOGY — 3.5%
Abeona Therapeutics, Inc. (a) (b)	146	374
ACADIA Pharmaceuticals, Inc. (a) (b)	1,475	41,241
Acceleron Pharma, Inc. (a) (b)	363	9,580
Achillion Pharmaceuticals, Inc. (a)	1,866	14,406
Acorda Therapeutics, Inc. (a)	661	17,483
Adamas Pharmaceuticals, Inc. (a) (b)	146	2,111
Aduro Biotech, Inc. (a) (b)	146	1,870
Advaxis, Inc. (a)	512	4,623
Aegerion Pharmaceuticals, Inc. (a) (b)	109	403
Affimed NV (a) (b)	220	823
Agenus, Inc. (a) (b)	1,129	4,697

Agios Pharmaceuticals, Inc. (a) (b)	483	19,610
Aimmune Therapeutics, Inc. (a) (b)	178	2,414
Akebia Therapeutics, Inc. (a) (b)	455	4,100
Alder Biopharmaceuticals, Inc. (a) (b)	387	9,478
Alkermes PLC (a)	2,558	87,458
Alnylam Pharmaceuticals, Inc. (a)	1,295	81,287
AMAG Pharmaceuticals, Inc. (a)	648	15,163
Amicus Therapeutics, Inc. (a) (b)	1,893	15,996
Anacor Pharmaceuticals, Inc. (a) (b)	674	36,025
Anthera Pharmaceuticals, Inc. (a) (b)	588	2,129
Applied Genetic Technologies Corp. (a)	90	1,258
Ardelyx, Inc. (a)	287	2,230
Arena Pharmaceuticals, Inc. (a)	3,924	7,730
ARIAD Pharmaceuticals, Inc. (a)	2,990	19,106
Array BioPharma, Inc. (a) (b)	2,315	6,829
Arrowhead Research Corp. (a) (b)	846	4,078
Atara Biotherapeutics, Inc. (a) (b)	236	4,491
aTyr Pharma, Inc. (a)	74	292
Avalanche Biotechnologies, Inc. (a)	348	1,799
Avexis, Inc. (a)	100	2,724
Axovant Sciences, Ltd. (a) (b)	349	4,007
Bellicum Pharmaceuticals, Inc. (a) (b)	146	1,365
BioCryst Pharmaceuticals, Inc. (a)	1,129	3,195
BioMarin Pharmaceutical, Inc. (a)	2,722	224,511
BioSpecifics Technologies Corp. (a)	74	2,577
BioTime, Inc. (a) (b)	679	1,949
Bluebird Bio, Inc. (a) (b)	623	26,477
Blueprint Medicines Corp. (a)	146	2,635
Calithera Biosciences, Inc. (a) (b)	90	511
Cara Therapeutics, Inc. (a) (b)	292	1,816
Catalyst Pharmaceuticals, Inc. (a)	1,176	1,376
Celldex Therapeutics, Inc. (a) (b)	1,573	5,946
Cellular Biomedicine Group, Inc. (a)	146	2,723
Cepheid (a)	1,137	37,930
Chelsea Therapeutics International, Ltd. (a)	696	—
ChemoCentryx, Inc. (a)	481	1,198
Chiasma, Inc. (a)	90	824
Chimerix, Inc. (a) (b)	744	3,802
Cidara Therapeutics, Inc. (a) (b)	74	940
Clovis Oncology, Inc. (a) (b)	454	8,717
Coherus Biosciences, Inc. (a) (b)	382	8,110
Concert Pharmaceuticals, Inc. (a)	220	3,005
CorMedix, Inc. (a) (b)	512	1,357
CTI BioPharma Corp. (a) (b)	2,034	1,081
Curis, Inc. (a)	1,764	2,840
Cytokinetics, Inc. (a) (b)	481	3,391
CytRx Corp. (a) (b)	944	2,530
Dicerna Pharmaceuticals, Inc. (a) (b)	351	1,881
Durata Therapeutics, Inc.	218	—
Dyax Corp. (a)	2,607	2,894
Dynavax Technologies Corp. (a) (b)	597	11,486
Eagle Pharmaceuticals, Inc. (a) (b)	146	5,913
Emergent BioSolutions, Inc. (a)	467	16,975
Enanta Pharmaceuticals, Inc. (a) (b)	234	6,873
Epizyme, Inc. (a) (b)	510	6,181
Esperion Therapeutics, Inc. (a) (b)	288	4,870
Exact Sciences Corp. (a) (b)	1,387	9,348
Exelixis, Inc. (a) (b)	3,323	13,292
Fibrocell Science, Inc. (a)	366	915

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

FibroGen, Inc. (a) (b)	742	$15,797
Five Prime Therapeutics, Inc. (a) (b)	338	13,733
Flexion Therapeutics, Inc. (a) (b)	268	2,466
Foundation Medicine, Inc. (a)	183	3,327
Galena Biopharma, Inc. (a) (b)	2,831	3,850
Genocea Biosciences, Inc. (a) (b)	292	2,260
Genomic Health, Inc. (a)	262	6,490
Geron Corp. (a) (b)	2,378	6,944
Global Blood Therapeutics, Inc. (a)	90	1,427
Halozyme Therapeutics, Inc. (a) (b)	1,706	16,156
Heron Therapeutics, Inc. (a) (b)	483	9,172
Idera Pharmaceuticals, Inc. (a) (b)	1,467	2,905
Ignyta, Inc. (a)	292	1,977
Immune Design Corp. (a) (b)	268	3,484
ImmunoGen, Inc. (a)	1,449	12,345
Immunomedics, Inc. (a) (b)	1,363	3,408
Incyte Corp. (a)	2,656	192,480
Infinity Pharmaceuticals, Inc. (a)	805	4,242
Inovio Pharmaceuticals, Inc. (a) (b)	1,259	10,966
Insmed, Inc. (a)	965	12,227
Insys Therapeutics, Inc. (a) (b)	408	6,524
Intercept Pharmaceuticals, Inc. (a) (b)	252	32,374
Intrexon Corp. (a) (b)	767	25,994
Invitae Corp. (a) (b)	146	1,494
Ionis Pharmaceuticals, Inc. (a) (b)	2,024	81,972
Ironwood Pharmaceuticals, Inc. Class A (a) (b)	2,094	22,908
Juno Therapeutics, Inc. (a) (b)	246	9,370
Karyopharm Therapeutics, Inc. (a)	390	3,479
Keryx Biopharmaceuticals, Inc. (a) (b)	1,642	7,668
Kite Pharma, Inc. (a)	562	25,801
La Jolla Pharmaceutical Co. (a) (b)	236	4,935
Lexicon Pharmaceuticals, Inc. (a) (b)	592	7,074
Ligand Pharmaceuticals, Inc. (a)	271	29,021
Lion Biotechnologies, Inc. (a) (b)	734	3,729
Loxo Oncology, Inc. (a) (b)	146	3,992
MacroGenics, Inc. (a)	478	8,963
MannKind Corp. (a) (b)	4,673	7,524
Medgenics, Inc. (a)	292	1,285
Medivation, Inc. (a)	2,644	121,571
Merrimack Pharmaceuticals, Inc. (a) (b)	1,763	14,756
MiMedx Group, Inc. (a) (b)	1,838	16,064
Mirati Therapeutics, Inc. (a) (b)	228	4,879
Momenta Pharmaceuticals, Inc. (a)	979	9,046
Myriad Genetics, Inc. (a)	1,182	44,242
Natera, Inc. (a) (b)	178	1,695
Navidea Biopharmaceuticals, Inc. (a) (b)	2,169	2,049
Neurocrine Biosciences, Inc. (a)	1,382	54,658
NewLink Genetics Corp. (a) (b)	347	6,315
Northwest Biotherapeutics, Inc. (a)	860	1,256
Novavax, Inc. (a) (b)	4,283	22,100
Oncocyte Corp. (a) (b)	33	152
OncoMed Pharmaceuticals, Inc. (a)	231	2,335
Oncothyreon, Inc. (a) (b)	1,791	2,275
Ophthotech Corp. (a)	390	16,485
OPKO Health, Inc. (a) (b)	5,357	55,659
Organovo Holdings, Inc. (a) (b)	1,037	2,250
Osiris Therapeutics, Inc. (a) (b)	262	1,496
Otonomy, Inc. (a) (b)	311	4,640
OvaScience, Inc. (a) (b)	289	2,743

PDL BioPharma, Inc.	2,772	9,231
Peregrine Pharmaceuticals, Inc. (a) (b)	2,484	1,045
Pfenex, Inc. (a) (b)	292	2,870
Portola Pharmaceuticals, Inc. (a)	851	17,360
Progenics Pharmaceuticals, Inc. (a) (b)	1,109	4,835
Proteon Therapeutics, Inc. (a) (b)	146	1,130
Prothena Corp. PLC (a)	575	23,667
PTC Therapeutics, Inc. (a) (b)	595	3,832
Puma Biotechnology, Inc. (a) (b)	411	12,071
Radius Health, Inc. (a) (b)	550	17,292
Raptor Pharmaceutical Corp. (a) (b)	1,314	6,044
Regulus Therapeutics, Inc. (a)	809	5,606
Repligen Corp. (a)	532	14,268
Retrophin, Inc. (a) (b)	578	7,895
Rigel Pharmaceuticals, Inc. (a)	1,553	3,230
Sage Therapeutics, Inc. (a) (b)	244	7,823
Sangamo BioSciences, Inc. (a) (b)	1,127	6,818
Sarepta Therapeutics, Inc. (a) (b)	691	13,488
Seattle Genetics, Inc. (a) (b)	1,707	59,899
Seres Therapeutics, Inc. (a)	178	4,728
Sorrento Therapeutics, Inc. (a) (b)	442	2,378
Spark Therapeutics, Inc. (a)	146	4,308
Spectrum Pharmaceuticals, Inc. (a) (b)	1,084	6,894
Stemline Therapeutics, Inc. (a) (b)	246	1,146
Synergy Pharmaceuticals, Inc. (a)	1,710	4,720
Synta Pharmaceuticals Corp. (a) (b)	57	14
T2 Biosystems, Inc. (a) (b)	90	887
TESARO, Inc. (a) (b)	367	16,159
TG Therapeutics, Inc. (a) (b)	461	3,928
Tokai Pharmaceuticals, Inc. (a) (b)	90	505
Trevena, Inc. (a)	366	3,027
Trovagene, Inc. (a) (b)	366	1,702
Ultragenyx Pharmaceutical, Inc. (a) (b)	625	39,569
United Therapeutics Corp. (a) (b)	749	83,461
Vanda Pharmaceuticals, Inc. (a)	727	6,078
Versartis, Inc. (a) (b)	390	3,128
Vitae Pharmaceuticals, Inc. (a) (b)	268	1,777
Vital Therapies, Inc. (a)	310	2,812
XBiotech, Inc. (a)	74	699
Xencor, Inc. (a)	475	6,375
XOMA Corp. (a) (b)	1,600	1,237
Zafgen, Inc. (a) (b)	9	60
ZIOPHARM Oncology, Inc. (a)	2,115	15,693

		2,283,367

BUILDING PRODUCTS — 1.2%
AAON, Inc.	696	19,488
Advanced Drainage Systems, Inc.	544	11,587
American Woodmark Corp. (a)	207	15,440
AO Smith Corp.	1,237	94,395
Apogee Enterprises, Inc.	462	20,277
Armstrong World Industries, Inc. (a)	625	30,231
Builders FirstSource, Inc. (a) (b)	812	9,151
Continental Building Products, Inc. (a)	475	8,816
Fortune Brands Home & Security, Inc.	2,626	147,161
Gibraltar Industries, Inc. (a)	541	15,473
Griffon Corp.	513	7,926
Insteel Industries, Inc.	343	10,485
Lennox International, Inc.	687	92,876
Masonite International Corp. (a)	474	31,047

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

NCI Building Systems, Inc. (a)	415	$5,893
Nortek, Inc. (a)	166	8,016
Owens Corning	1,978	93,520
Patrick Industries, Inc. (a)	261	11,847
PGT, Inc. (a)	782	7,695
Ply Gem Holdings, Inc. (a)	267	3,751
Quanex Building Products Corp.	530	9,201
Simpson Manufacturing Co., Inc.	662	25,269
Trex Co., Inc. (a)	564	27,033
Universal Forest Products, Inc.	333	28,578
USG Corp. (a)	1,469	36,446

		771,602

CAPITAL MARKETS — 1.6%
Arlington Asset Investment Corp. Class A (b)	359	4,498
Artisan Partners Asset Management, Inc. Class A	630	19,429
Ashford, Inc. (a) (b)	12	547
Associated Capital Group, Inc. Class A (a)	124	3,475
BGC Partners, Inc. Class A	2,870	25,974
Calamos Asset Management, Inc. Class A	333	2,827
Cohen & Steers, Inc.	342	13,311
Cowen Group, Inc. Class A (a) (b)	1,764	6,721
Diamond Hill Investment Group, Inc.	73	12,947
Eaton Vance Corp.	1,938	64,962
Evercore Partners, Inc. Class A	622	32,189
Federated Investors, Inc. Class B	1,553	44,804
Fifth Street Asset Management, Inc. (b)	74	226
Financial Engines, Inc.	882	27,721
GAMCO Investors, Inc. Class A	124	4,595
Greenhill & Co., Inc.	464	10,301
HFF, Inc. Class A	594	16,353
Houlihan Lokey, Inc.	178	4,432
Interactive Brokers Group, Inc. Class A	938	36,882
INTL. FCStone, Inc. (a)	203	5,426
Investment Technology Group, Inc.	574	12,685
Janus Capital Group, Inc.	2,354	34,439
KCG Holdings, Inc. Class A (a)	789	9,429
Ladenburg Thalmann Financial Services, Inc. (a)	1,820	4,550
Lazard, Ltd. Class A	2,061	79,967
LPL Financial Holdings, Inc. (b)	1,373	34,050
Medley Management, Inc. Class A (b)	90	495
Moelis & Co. Class A (b)	316	8,921
NorthStar Asset Management Group, Inc.	3,315	37,625
OM Asset Management PLC	360	4,806
Oppenheimer Holdings, Inc. Class A	207	3,266
Piper Jaffray Cos. (a)	262	12,985
Pzena Investment Management, Inc. Class A	204	1,540
Raymond James Financial, Inc.	2,085	99,267
Safeguard Scientifics, Inc. (a) (b)	343	4,545
SEI Investments Co.	2,279	98,111
Stifel Financial Corp. (a)	1,173	34,721
TD Ameritrade Holding Corp.	4,435	139,836
Virtu Financial, Inc. Class A	292	6,456
Virtus Investment Partners, Inc. (b)	128	9,998
Waddell & Reed Financial, Inc. Class A	1,471	34,627
Westwood Holdings Group, Inc.	139	8,152

WisdomTree Investments, Inc. (b)	1,825	20,860

		1,038,951

CHEMICALS — 2.5%
A Schulman, Inc.	459	12,494
Albemarle Corp. (b)	1,838	117,503
American Vanguard Corp.	545	8,600
Ashland, Inc.	1,025	112,709
Axalta Coating Systems, Ltd. (a)	1,615	47,158
Axiall Corp.	1,255	27,409
Balchem Corp.	486	30,142
Cabot Corp.	1,095	52,921
Calgon Carbon Corp.	868	12,169
Celanese Corp. Series A	2,532	165,846
Chase Corp.	139	7,310
Chemours Co. (b)	2,864	20,048
Chemtura Corp. (a)	1,045	27,588
Core Molding Technologies, Inc. (a)	146	1,822
Ferro Corp. (a)	1,137	13,496
Flotek Industries, Inc. (a) (b)	888	6,509
FutureFuel Corp.	411	4,846
GCP Applied Technologies, Inc. (a)	1,191	23,749
Hawkins, Inc.	177	6,388
HB Fuller Co.	828	35,149
Huntsman Corp.	3,267	43,451
Innophos Holdings, Inc.	319	9,860
Innospec, Inc.	401	17,387
KMG Chemicals, Inc.	131	3,022
Koppers Holdings, Inc. (a)	330	7,415
Kraton Performance Polymers, Inc. (a)	529	9,152
Kronos Worldwide, Inc. (b)	366	2,094
LSB Industries, Inc. (a)	458	5,840
Minerals Technologies, Inc.	599	34,053
NewMarket Corp.	136	53,891
Olin Corp.	2,670	46,378
OMNOVA Solutions, Inc. (a)	889	4,943
Platform Specialty Products Corp. (a) (b)	2,151	18,499
PolyOne Corp.	1,489	45,042
Quaker Chemical Corp.	238	20,197
Rayonier Advanced Materials, Inc. (b)	708	6,726
Rentech, Inc. (a) (b)	450	999
RPM International, Inc.	2,229	105,499
Scotts Miracle-Gro Co. Class A	744	54,141
Senomyx, Inc. (a) (b)	661	1,719
Sensient Technologies Corp.	844	53,560
Solazyme, Inc. (a) (b)	1,262	2,562
Stepan Co.	342	18,909
Trecora Resources (a)	333	3,203
Tredegar Corp.	393	6,178
Trinseo SA (a)	187	6,883
Tronox, Ltd. Class A (b)	1,157	7,393
Valspar Corp.	1,329	142,230
Westlake Chemical Corp.	720	33,336
WR Grace & Co. (a)	1,191	84,775

		1,583,193

COMMERCIAL SERVICES & SUPPLIES — 1.7%
ABM Industries, Inc.	966	31,211
ACCO Brands Corp. (a)	1,763	15,832
ARC Document Solutions, Inc. (a)	678	3,051

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Brady Corp. Class A	809	$21,714
Brink’s Co.	798	26,805
Casella Waste Systems, Inc. Class A (a)	675	4,522
CECO Environmental Corp.	392	2,434
Civeo Corp. (a)	3,003	3,694
Clean Harbors, Inc. (a)	1,008	49,735
Copart, Inc. (a)	2,048	83,497
Covanta Holding Corp.	1,875	31,612
Deluxe Corp.	880	54,991
Ennis, Inc.	478	9,345
Essendant, Inc.	592	18,903
G&K Services, Inc. Class A	333	24,392
Healthcare Services Group, Inc.	1,237	45,534
Heritage-Crystal Clean, Inc. (a)	129	1,282
Herman Miller, Inc.	980	30,272
HNI Corp.	724	28,359
InnerWorkings, Inc. (a)	459	3,649
Interface, Inc.	1,090	20,209
KAR Auction Services, Inc.	2,332	88,942
Kimball International, Inc. Class B	613	6,958
Knoll, Inc.	802	17,363
Matthews International Corp. Class A	607	31,242
McGrath RentCorp	394	9,882
Mobile Mini, Inc. (b)	785	25,921
MSA Safety, Inc.	464	22,434
Multi-Color Corp. (b)	199	10,617
NL Industries, Inc. (a)	122	276
Quad/Graphics, Inc.	479	6,198
Rollins, Inc.	1,596	43,284
RR Donnelley & Sons Co.	3,693	60,565
SP Plus Corp. (a)	268	6,448
Steelcase, Inc. Class A	1,325	19,769
Team, Inc. (a)	475	14,430
Tetra Tech, Inc.	969	28,896
TRC Cos., Inc. (a)	292	2,117
UniFirst Corp.	270	29,462
US Ecology, Inc.	342	15,103
Viad Corp.	330	9,623
VSE Corp.	68	4,617
Waste Connections, Inc.	2,070	133,701
West Corp.	853	19,465

		1,118,356

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	863	17,450
Aerohive Networks, Inc. (a)	366	1,826
Alliance Fiber Optic Products, Inc. (a)	287	4,245
Applied Optoelectronics, Inc. (a)	276	4,115
Arista Networks, Inc. (a)	536	33,822
ARRIS International PLC (a)	3,160	72,427
Bel Fuse, Inc. Class B	207	3,022
Black Box Corp.	267	3,596
Brocade Communications Systems, Inc.	7,063	74,727
CalAmp Corp. (a)	607	10,883
Calix, Inc. (a)	750	5,317
Ciena Corp. (a) (b)	2,132	40,551
Clearfield, Inc. (a) (b)	244	3,921
CommScope Holding Co., Inc. (a)	1,845	51,512
Comtech Telecommunications Corp.	262	6,123
Digi International, Inc. (a)	478	4,508

EchoStar Corp. Class A (a)	727	32,199
EMCORE Corp. (a)	366	1,830
Extreme Networks, Inc. (a)	1,698	5,281
Finisar Corp. (a) (b)	1,715	31,282
Harmonic, Inc. (a)	939	3,071
Infinera Corp. (a) (b)	2,280	36,617
InterDigital, Inc. (b)	651	36,228
Ixia (a)	1,014	12,634
KVH Industries, Inc. (a)	267	2,550
Lumentum Holdings, Inc. (a)	743	20,039
NETGEAR, Inc. (a)	567	22,890
NetScout Systems, Inc. (a)	1,598	36,706
Novatel Wireless, Inc. (a) (b)	588	1,041
Oclaro, Inc. (a) (b)	1,697	9,164
Palo Alto Networks, Inc. (a)	1,294	211,103
Plantronics, Inc.	558	21,868
Polycom, Inc. (a)	2,115	23,582
Ruckus Wireless, Inc. (a) (b)	1,278	12,537
ShoreTel, Inc. (a)	1,092	8,124
Sonus Networks, Inc. (a)	821	6,182
Ubiquiti Networks, Inc. (a)	479	15,936
ViaSat, Inc. (a) (b)	710	52,171
Viavi Solutions, Inc. (a)	3,715	25,485

		966,565

CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	2,497	76,883
Aegion Corp. (a)	594	12,527
Ameresco, Inc. Class A (a)	333	1,588
Argan, Inc.	187	6,575
Chicago Bridge & Iron Co. NV	1,660	60,739
Comfort Systems USA, Inc.	606	19,253
Dycom Industries, Inc. (a)	560	36,215
EMCOR Group, Inc.	1,008	48,989
Granite Construction, Inc.	687	32,839
Great Lakes Dredge & Dock Corp. (a)	1,087	4,848
HC2 Holdings, Inc. (a) (b)	292	1,115
KBR, Inc.	2,314	35,821
MasTec, Inc. (a)	1,095	22,163
MYR Group, Inc. (a)	325	8,161
Northwest Pipe Co. (a)	125	1,152
NV5 Global, Inc. (a)	74	1,985
Orion Marine Group, Inc. (a)	469	2,429
Primoris Services Corp. (b)	600	14,580
Tutor Perini Corp. (a)	592	9,200
Valmont Industries, Inc.	415	51,394

		448,456

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	828	58,051
Headwaters, Inc. (a)	1,204	23,887
Summit Materials, Inc. Class A (a)	447	8,694
United States Lime & Minerals, Inc. (b)	46	2,761
US Concrete, Inc. (a) (b)	307	18,291

		111,684

CONSUMER FINANCE — 0.6%
Ally Financial, Inc. (a)	8,083	151,314
Cash America International, Inc.	460	17,774
Credit Acceptance Corp. (a)	136	24,691
Encore Capital Group, Inc. (a) (b)	399	10,270

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Enova International, Inc. (a)	154	$972
EZCORP, Inc. Class A (a)	241	716
First Cash Financial Services, Inc.	452	20,819
Green Dot Corp. Class A (a) (b)	694	15,941
LendingClub Corp. (a) (b)	1,100	9,130
Nelnet, Inc. Class A	390	15,354
OneMain Holdings, Inc. (a) (b)	793	21,752
PRA Group, Inc. (a) (b)	804	23,630
Regional Management Corp. (a)	175	2,994
Santander Consumer USA Holdings, Inc. (a)	1,450	15,210
SLM Corp. (a)	6,783	43,140
World Acceptance Corp. (a) (b)	89	3,375

		377,082

CONTAINERS & PACKAGING — 1.0%
AEP Industries, Inc.	63	4,158
AptarGroup, Inc.	1,012	79,351
Bemis Co., Inc.	1,664	86,162
Berry Plastics Group, Inc. (a)	1,933	69,878
Crown Holdings, Inc. (a)	2,321	115,098
Graphic Packaging Holding Co.	5,516	70,881
Greif, Inc. Class A (b)	528	17,292
Multi Packaging Solutions International, Ltd. (a)	400	6,492
Myers Industries, Inc.	447	5,749
Packaging Corp. of America	1,676	101,230
Silgan Holdings, Inc.	648	34,454
Sonoco Products Co.	1,712	83,152

		673,897

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	392	31,972
Fenix Parts, Inc. (a)	220	1,012
LKQ Corp. (a)	5,093	162,619
Pool Corp.	745	65,366
VOXX International Corp. (a)	342	1,529
Weyco Group, Inc.	139	3,700

		266,198

DIVERSIFIED CONSUMER SERVICES — 0.7%
2U, Inc. (a) (b)	391	8,837
American Public Education, Inc. (a)	258	5,323
Apollo Education Group, Inc. (a)	1,562	12,832
Ascent Capital Group, Inc. Class A (a)	139	2,059
Bridgepoint Education, Inc. (a)	342	3,447
Bright Horizons Family Solutions, Inc. (a)	638	41,330
Cambium Learning Group, Inc. (a)	220	939
Capella Education Co.	204	10,739
Career Education Corp. (a)	1,022	4,640
Carriage Services, Inc. (b)	267	5,770
Chegg, Inc. (a) (b)	1,197	5,339
Collectors Universe, Inc.	94	1,560
DeVry Education Group, Inc. (b)	1,068	18,444
Graham Holdings Co. Class B	57	27,360
Grand Canyon Education, Inc. (a)	772	32,995
Houghton Mifflin Harcourt Co. (a)	2,194	43,748
K12, Inc. (a)	570	5,637
Liberty Tax, Inc.	63	1,234
LifeLock, Inc. (a)	1,542	18,612
Regis Corp. (a)	723	10,982

Service Corp. International	3,353	82,752
ServiceMaster Global Holdings, Inc. (a)	1,713	64,546
Sotheby’s (b)	1,002	26,784
Strayer Education, Inc. (a)	204	9,945
Universal Technical Institute, Inc. (b)	411	1,771
Weight Watchers International, Inc. (a) (b)	448	6,509

		454,134

DIVERSIFIED FINANCIAL SERVICES — 0.9%
BBX Capital Corp. Class A (a)	60	958
CBOE Holdings, Inc.	1,390	90,809
FactSet Research Systems, Inc.	699	105,919
FNFV Group (a)	1,313	14,246
GAIN Capital Holdings, Inc.	382	2,506
MarketAxess Holdings, Inc.	625	78,019
Marlin Business Services Corp.	131	1,875
Morningstar, Inc.	320	28,246
MSCI, Inc.	1,707	126,455
NewStar Financial, Inc. (a)	478	4,182
On Deck Capital, Inc. (a) (b)	220	1,714
PICO Holdings, Inc. (a)	408	4,174
Resource America, Inc. Class A	199	1,148
Tiptree Financial, Inc. Class A	442	2,519
Voya Financial, Inc.	3,576	106,457

		569,227

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	1,401	14,094
Atlantic Tele-Network, Inc.	191	14,483
Cincinnati Bell, Inc. (a)	3,354	12,980
Cogent Communications Holdings, Inc. (b)	787	30,717
Consolidated Communications Holdings, Inc. (b)	850	21,896
FairPoint Communications, Inc. (a) (b)	343	5,104
General Communication, Inc. Class A (a)	532	9,746
Globalstar, Inc. (a) (b)	7,536	11,078
Hawaiian Telcom Holdco, Inc. (a)	207	4,875
IDT Corp. Class B	268	4,178
Inteliquent, Inc.	543	8,715
Intelsat SA (a) (b)	54	136
Iridium Communications, Inc. (a) (b)	1,334	10,499
Lumos Networks Corp. (a)	265	3,403
ORBCOMM, Inc. (a)	1,048	10,616
pdvWireless, Inc. (a)	220	7,555
SBA Communications Corp. Class A (a)	2,140	214,364
Straight Path Communications, Inc. Class B (a) (b)	146	4,530
Vonage Holdings Corp. (a)	3,126	14,286
Windstream Holdings, Inc. (b)	1,666	12,795
Zayo Group Holdings, Inc. (a)	2,354	57,061

		473,111

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	816	45,753
Avangrid, Inc.	921	36,941
Cleco Corp.	1,028	56,756
El Paso Electric Co.	665	30,510
Empire District Electric Co.	740	24,457
Genie Energy, Ltd. Class B (a)	220	1,674
Great Plains Energy, Inc.	2,657	85,688

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hawaiian Electric Industries, Inc.	1,736	$56,246
IDACORP, Inc.	833	62,133
ITC Holdings Corp.	2,617	114,023
MGE Energy, Inc.	602	31,455
OGE Energy Corp.	3,282	93,964
Otter Tail Corp.	596	17,654
PNM Resources, Inc.	1,340	45,185
Portland General Electric Co.	1,436	56,708
Westar Energy, Inc.	2,312	114,698

		873,845

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	709	154,661
Allied Motion Technologies, Inc.	74	1,332
AZZ, Inc.	493	27,904
Babcock & Wilcox Enterprises, Inc. (a)	863	18,468
Encore Wire Corp.	330	12,847
EnerSys	800	44,576
Enphase Energy, Inc. (a) (b)	267	622
Franklin Electric Co., Inc.	819	26,347
FuelCell Energy, Inc. (a) (b)	235	1,591
Generac Holdings, Inc. (a)	1,130	42,081
General Cable Corp.	803	9,805
Hubbell, Inc.	1,027	108,790
LSI Industries, Inc.	411	4,829
Plug Power, Inc. (a) (b)	2,734	5,605
Powell Industries, Inc.	171	5,097
Power Solutions International, Inc. (a)	57	787
PowerSecure International, Inc. (a)	342	6,392
Preformed Line Products Co.	73	2,666
Regal Beloit Corp.	768	48,453
SolarCity Corp. (a) (b)	1,002	24,629
Sunrun, Inc. (a) (b)	268	1,737
Thermon Group Holdings, Inc. (a)	545	9,570
Vicor Corp. (a)	343	3,595

		562,384

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Agilysys, Inc. (a)	275	2,808
Anixter International, Inc. (a)	466	24,283
Arrow Electronics, Inc. (a)	1,641	105,697
Avnet, Inc.	2,307	102,200
AVX Corp.	769	9,666
Badger Meter, Inc.	261	17,359
Belden, Inc.	748	45,912
Benchmark Electronics, Inc. (a)	848	19,546
CDW Corp.	2,196	91,134
Checkpoint Systems, Inc. (a)	744	7,529
Cognex Corp.	1,463	56,984
Coherent, Inc. (a)	398	36,576
Control4 Corp. (a)	187	1,489
CTS Corp.	538	8,468
Daktronics, Inc. (b)	682	5,388
Dolby Laboratories, Inc. Class A	796	34,594
DTS, Inc. (a)	248	5,402
Electro Rent Corp.	342	3,167
ePlus, Inc. (a)	88	7,085
Fabrinet (a)	549	17,760
FARO Technologies, Inc. (a)	308	9,921

FEI Co.	717	63,820
Fitbit, Inc. Class A (a) (b)	712	10,787
GSI Group, Inc. (a)	544	7,703
II-VI, Inc. (a)	807	17,520
Ingram Micro, Inc. Class A	2,587	92,899
Insight Enterprises, Inc. (a)	626	17,929
InvenSense, Inc. (a)	1,202	10,097
IPG Photonics Corp. (a) (b)	568	54,574
Itron, Inc. (a)	594	24,782
Jabil Circuit, Inc.	3,244	62,512
Keysight Technologies, Inc. (a)	2,831	78,532
Kimball Electronics, Inc. (a)	460	5,138
Knowles Corp. (a)	1,394	18,373
Littelfuse, Inc.	392	48,259
Mercury Systems, Inc. (a)	611	12,403
Mesa Laboratories, Inc. (b)	73	7,034
Methode Electronics, Inc.	625	18,275
MTS Systems Corp.	267	16,247
Multi-Fineline Electronix, Inc. (a)	131	3,041
National Instruments Corp.	1,939	58,383
Newport Corp. (a)	668	15,364
OSI Systems, Inc. (a)	333	21,808
Park Electrochemical Corp.	325	5,203
PC Connection, Inc.	125	3,226
Plexus Corp. (a)	561	22,171
QLogic Corp. (a)	1,364	18,332
Rofin-Sinar Technologies, Inc. (a)	461	14,853
Rogers Corp. (a)	290	17,362
Sanmina Corp. (a)	1,365	31,914
ScanSource, Inc. (a)	464	18,736
SYNNEX Corp.	478	44,258
Systemax, Inc. (a)	204	1,789
Tech Data Corp. (a)	609	46,753
Trimble Navigation, Ltd. (a)	4,279	106,119
TTM Technologies, Inc. (a)	989	6,577
Universal Display Corp. (a) (b)	665	35,977
VeriFone Systems, Inc. (a)	1,914	54,051
Vishay Intertechnology, Inc. (b)	2,240	27,350
Vishay Precision Group, Inc. (a)	199	2,788
Zebra Technologies Corp. Class A (a)	916	63,204

		1,799,111

ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	1,115	8,920
Atwood Oceanics, Inc. (b)	1,025	9,399
Basic Energy Services, Inc. (a) (b)	544	1,501
Bristow Group, Inc. (b)	591	11,182
C&J Energy Services, Ltd. (a) (b)	810	1,142
CARBO Ceramics, Inc. (b)	328	4,658
Dril-Quip, Inc. (a)	656	39,727
Ensco PLC Class A	3,900	40,443
Era Group, Inc. (a)	330	3,095
Exterran Corp. (a)	558	8,627
Fairmount Santrol Holdings, Inc. (a) (b)	1,076	2,701
Forum Energy Technologies, Inc. (a) (b)	952	12,566
Frank’s International NV	593	9,773
Geospace Technologies Corp. (a)	106	1,308
Gulfmark Offshore, Inc. Class A (a)	611	3,770
Helix Energy Solutions Group, Inc. (a)	1,747	9,783
Hornbeck Offshore Services, Inc. (a) (b)	770	7,646

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Independence Contract Drilling, Inc. (a) (b)	94	$448
ION Geophysical Corp. (a) (b)	8	65
Key Energy Services, Inc. (a) (b)	163	60
Matrix Service Co. (a)	478	8,461
McDermott International, Inc. (a)	3,818	15,616
Nabors Industries, Ltd.	5,294	48,705
Natural Gas Services Group, Inc. (a)	199	4,304
Newpark Resources, Inc. (a)	1,292	5,582
Noble Corp. PLC	3,918	40,551
Nordic American Offshore, Ltd. (a) (b)	360	1,613
Oceaneering International, Inc.	1,597	53,084
Oil States International, Inc. (a)	851	26,824
Parker Drilling Co. (a)	2,170	4,600
Patterson-UTI Energy, Inc. (b)	2,330	41,055
PHI, Inc. NVDR (a)	197	3,721
Pioneer Energy Services Corp. (a) (b)	1,161	2,554
RigNet, Inc. (a)	199	2,722
Rowan Cos. PLC Class A	1,983	31,926
RPC, Inc. (b)	882	12,507
SEACOR Holdings, Inc. (a) (b)	349	19,003
Seadrill, Ltd. (a) (b)	6,777	22,364
Superior Energy Services, Inc.	2,417	32,364
Tesco Corp.	544	4,684
TETRA Technologies, Inc. (a)	1,424	9,042
Tidewater, Inc.	832	5,683
Unit Corp. (a)	807	7,110
US Silica Holdings, Inc.	1,081	24,560
Weatherford International PLC (a)	15,036	116,980

		722,429

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	466	14,637
Casey’s General Stores, Inc.	638	72,298
Chefs’ Warehouse, Inc. (a)	275	5,580
Fresh Market, Inc. (a)	723	20,627
Ingles Markets, Inc. Class A (b)	197	7,387
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	129	2,744
Performance Food Group Co. (a) (b)	300	7,005
PriceSmart, Inc. (b)	333	28,165
Rite Aid Corp. (a)	16,280	132,682
Smart & Final Stores, Inc. (a)	398	6,448
SpartanNash Co.	577	17,489
Sprouts Farmers Market, Inc. (a)	2,514	73,007
SUPERVALU, Inc. (a)	4,150	23,904
United Natural Foods, Inc. (a)	833	33,570
Village Super Market, Inc. Class A	139	3,358
Weis Markets, Inc.	204	9,192

		458,093

FOOD PRODUCTS — 1.8%
Alico, Inc. (b)	73	2,016
Amplify Snack Brands, Inc. (a)	268	3,838
Arcadia Biosciences, Inc. (a) (b)	146	406
B&G Foods, Inc. (b)	1,127	39,231
Blue Buffalo Pet Products, Inc. (a) (b)	624	16,012
Bunge, Ltd.	2,407	136,405
Cal-Maine Foods, Inc. (b)	528	27,408
Calavo Growers, Inc.	239	13,637
Darling Ingredients, Inc. (a)	2,609	34,361

Dean Foods Co. (b)	1,487	25,755
Farmer Brothers Co. (a)	142	3,958
Flowers Foods, Inc.	2,983	55,066
Fresh Del Monte Produce, Inc.	527	22,171
Freshpet, Inc. (a)	356	2,609
Hain Celestial Group, Inc. (a)	1,661	67,951
Ingredion, Inc.	1,162	124,090
Inventure Foods, Inc. (a) (b)	275	1,554
J&J Snack Foods Corp.	270	29,236
John B Sanfilippo & Son, Inc.	131	9,051
Lancaster Colony Corp.	324	35,825
Landec Corp. (a)	478	5,019
Lifeway Foods, Inc. (a)	63	682
Limoneira Co. (b)	207	3,146
Omega Protein Corp. (a)	333	5,641
Pilgrim’s Pride Corp. (a)	1,048	26,619
Pinnacle Foods, Inc.	1,949	87,081
Post Holdings, Inc. (a)	1,069	73,515
Sanderson Farms, Inc.	415	37,425
Seaboard Corp. (a)	5	15,015
Seneca Foods Corp. Class A (a)	131	4,551
Snyder’s-Lance, Inc.	1,121	35,289
Tootsie Roll Industries, Inc. (b)	287	10,042
TreeHouse Foods, Inc. (a)	995	86,316
WhiteWave Foods Co. (a)	2,940	119,482

		1,160,403

GAS UTILITIES — 1.3%
Atmos Energy Corp.	1,738	129,064
Chesapeake Utilities Corp.	268	16,876
Laclede Group, Inc.	711	48,170
National Fuel Gas Co. (b)	1,420	71,071
New Jersey Resources Corp.	1,490	54,281
Northwest Natural Gas Co. (b)	455	24,502
ONE Gas, Inc.	940	57,434
Piedmont Natural Gas Co., Inc.	1,286	76,941
Questar Corp.	2,880	71,424
South Jersey Industries, Inc.	1,154	32,831
Southwest Gas Corp.	812	53,470
UGI Corp.	2,906	117,083
WGL Holdings, Inc.	887	64,192

		817,339

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	392	17,793
Abiomed, Inc. (a)	675	63,997
Accuray, Inc. (a)	1,360	7,861
Alere, Inc. (a)	1,467	74,245
Align Technology, Inc. (a)	1,379	100,240
Analogic Corp.	199	15,723
AngioDynamics, Inc. (a)	411	5,051
Anika Therapeutics, Inc. (a)	239	10,688
Antares Pharma, Inc. (a) (b)	2,029	1,765
AtriCure, Inc. (a) (b)	415	6,984
Atrion Corp.	26	10,279
Cantel Medical Corp.	576	41,103
Cardiovascular Systems, Inc. (a)	460	4,770
Cerus Corp. (a) (b)	1,732	10,271
ConforMIS, Inc. (a) (b)	178	1,914
CONMED Corp.	464	19,460

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Cooper Cos., Inc.	793	$122,098
Corindus Vascular Robotics, Inc. (a) (b)	366	363
CryoLife, Inc.	467	5,020
Cutera, Inc. (a)	220	2,475
Cynosure, Inc. Class A (a) (b)	336	14,824
DexCom, Inc. (a)	1,342	91,135
Endologix, Inc. (a) (b)	1,126	9,413
Entellus Medical, Inc. (a)	74	1,346
Exactech, Inc. (a)	211	4,275
GenMark Diagnostics, Inc. (a) (b)	691	3,642
Glaukos Corp. (a)	90	1,517
Globus Medical, Inc. Class A (a) (b)	1,113	26,434
Greatbatch, Inc. (a)	398	14,185
Haemonetics Corp. (a)	897	31,377
Halyard Health, Inc. (a)	755	21,691
HeartWare International, Inc. (a)	292	9,175
Hill-Rom Holdings, Inc.	975	49,042
ICU Medical, Inc. (a)	223	23,214
IDEXX Laboratories, Inc. (a)	1,612	126,252
Inogen, Inc. (a)	236	10,615
Insulet Corp. (a)	918	30,441
Integra LifeSciences Holdings Corp. (a)	516	34,758
Invacare Corp.	543	7,151
InVivo Therapeutics Holdings Corp. (a) (b)	442	3,085
K2M Group Holdings, Inc. (a)	334	4,953
LDR Holding Corp. (a) (b)	412	10,502
LeMaitre Vascular, Inc.	220	3,414
LivaNova PLC (a)	732	39,513
Masimo Corp. (a)	700	29,288
Meridian Bioscience, Inc.	672	13,850
Merit Medical Systems, Inc. (a)	739	13,664
Natus Medical, Inc. (a)	544	20,906
Neogen Corp. (a)	625	31,469
Nevro Corp. (a)	277	15,584
Novocure, Ltd. (a) (b)	200	2,896
NuVasive, Inc. (a)	773	37,606
Nuvectra Corp. (a)	132	714
NxStage Medical, Inc. (a)	1,017	15,245
OraSure Technologies, Inc. (a)	1,022	7,389
Orthofix International NV (a)	333	13,826
Oxford Immunotec Global PLC (a)	274	2,715
Penumbra, Inc. (a)	100	4,600
Quidel Corp. (a)	464	8,009
ResMed, Inc. (b)	2,372	137,149
Rockwell Medical, Inc. (a) (b)	814	6,113
RTI Surgical, Inc. (a)	1,014	4,056
SeaSpine Holdings Corp. (a)	139	2,035
Second Sight Medical Products, Inc. (a) (b)	220	1,063
Sientra, Inc. (a) (b)	90	616
Spectranetics Corp. (a) (b)	661	9,598
STAAR Surgical Co. (a) (b)	679	5,018
STERIS PLC (b)	1,393	98,973
SurModics, Inc. (a)	194	3,572
Tandem Diabetes Care, Inc. (a) (b)	170	1,481
Teleflex, Inc.	685	107,552
TransEnterix, Inc. (a) (b)	442	1,879
Unilife Corp. (a) (b)	18	12

Utah Medical Products, Inc.	68	4,253
Vascular Solutions, Inc. (a)	262	8,523
Veracyte, Inc. (a)	220	1,188
West Pharmaceutical Services, Inc.	1,170	81,104
Wright Medical Group NV (a)	1,422	23,605
Zeltiq Aesthetics, Inc. (a)	513	13,933

		1,823,538

HEALTH CARE PROVIDERS & SERVICES — 1.9%
AAC Holdings, Inc. (a) (b)	90	1,781
Acadia Healthcare Co., Inc. (a) (b)	1,067	58,802
Aceto Corp.	467	11,003
Addus HomeCare Corp. (a) (b)	133	2,286
Adeptus Health, Inc. Class A (a) (b)	94	5,221
Air Methods Corp. (a) (b)	627	22,710
Alliance HealthCare Services, Inc. (a)	63	453
Almost Family, Inc. (a)	131	4,878
Amedisys, Inc. (a)	444	21,463
AMN Healthcare Services, Inc. (a)	735	24,703
Amsurg Corp. (a)	964	71,914
BioScrip, Inc. (a)	1,813	3,880
BioTelemetry, Inc. (a)	474	5,536
Brookdale Senior Living, Inc. (a)	3,119	49,530
Capital Senior Living Corp. (a)	461	8,538
Chemed Corp. (b)	293	39,687
Civitas Solutions, Inc. (a)	178	3,103
Community Health Systems, Inc. (a)	1,910	35,354
CorVel Corp. (a)	128	5,046
Cross Country Healthcare, Inc. (a)	469	5,455
Diplomat Pharmacy, Inc. (a)	546	14,960
Ensign Group, Inc.	928	21,010
Envision Healthcare Holdings, Inc. (a)	3,185	64,974
ExamWorks Group, Inc. (a)	704	20,810
Five Star Quality Care, Inc. (a)	740	1,695
Genesis Healthcare, Inc. (a) (b)	601	1,394
HealthEquity, Inc. (a) (b)	542	13,371
HealthSouth Corp.	1,553	58,439
Healthways, Inc. (a) (b)	521	5,257
Kindred Healthcare, Inc. (b)	1,328	16,401
Landauer, Inc. (b)	182	6,019
LHC Group, Inc. (a)	199	7,076
LifePoint Health, Inc. (a)	741	51,314
Magellan Health, Inc. (a)	469	31,859
MEDNAX, Inc. (a)	1,554	100,420
Molina Healthcare, Inc. (a) (b)	639	41,209
National HealthCare Corp.	189	11,775
National Research Corp. Class A	211	3,281
Nobilis Health Corp. (a) (b)	512	1,597
Owens & Minor, Inc.	1,074	43,411
PharMerica Corp. (a)	470	10,392
Premier, Inc. Class A (a)	577	19,249
Providence Service Corp. (a)	207	10,572
RadNet, Inc. (a)	564	2,724
Select Medical Holdings Corp. (b)	1,699	20,065
Surgery Partners, Inc. (a)	300	3,978
Surgical Care Affiliates, Inc. (a)	390	18,049
Team Health Holdings, Inc. (a) (b)	1,162	48,583
Teladoc, Inc. (a) (b)	178	1,709
Triple-S Management Corp. Class B (a)	399	9,919
Trupanion, Inc. (a) (b)	292	2,876

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Universal American Corp.	675	$4,820
US Physical Therapy, Inc.	199	9,896
VCA, Inc. (a)	1,426	82,266
WellCare Health Plans, Inc. (a)	723	67,058

		1,209,771

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	2,901	38,322
athenahealth, Inc. (a) (b)	629	87,292
Castlight Health, Inc. Class B (a)	633	2,108
Computer Programs & Systems, Inc.	204	10,632
Connecture, Inc. (a)	146	374
Evolent Health, Inc. Class A (a) (b)	268	2,830
HealthStream, Inc. (a)	418	9,233
HMS Holdings Corp. (a)	1,412	20,262
Imprivata, Inc. (a) (b)	74	935
IMS Health Holdings, Inc. (a)	2,217	58,861
Inovalon Holdings, Inc. Class A (a) (b)	442	8,186
Medidata Solutions, Inc. (a)	894	34,607
Omnicell, Inc. (a)	609	16,973
Press Ganey Holdings, Inc. (a)	146	4,392
Quality Systems, Inc.	824	12,558
Veeva Systems, Inc. Class A (a)	1,147	28,721
Vocera Communications, Inc. (a)	409	5,215

		341,501

HOTELS, RESTAURANTS & LEISURE — 3.7%
Aramark	3,297	109,197
Belmond, Ltd. Class A (a)	1,601	15,194
Biglari Holdings, Inc. (a)	31	11,523
BJ’s Restaurants, Inc. (a)	346	14,383
Bloomin’ Brands, Inc.	2,052	34,617
Bob Evans Farms, Inc.	411	19,190
Bojangles’, Inc. (a)	146	2,483
Boyd Gaming Corp. (a)	1,271	26,259
Bravo Brio Restaurant Group, Inc. (a)	333	2,581
Brinker International, Inc.	1,013	46,547
Buffalo Wild Wings, Inc. (a)	310	45,917
Caesars Acquisition Co. Class A (a)	755	4,621
Caesars Entertainment Corp. (a) (b)	856	5,821
Carrols Restaurant Group, Inc. (a)	545	7,870
Cheesecake Factory, Inc.	861	45,711
Choice Hotels International, Inc.	560	30,268
Churchill Downs, Inc.	221	32,681
Chuy’s Holdings, Inc. (a) (b)	265	8,234
ClubCorp.Holdings, Inc.	708	9,940
Cracker Barrel Old Country Store, Inc. (b)	345	52,671
Dave & Buster’s Entertainment, Inc. (a)	382	14,814
Del Frisco’s Restaurant Group, Inc. (a)	394	6,533
Denny’s Corp. (a)	1,350	13,986
Diamond Resorts International, Inc. (a) (b)	671	16,305
DineEquity, Inc.	298	27,842
Domino’s Pizza, Inc.	949	125,135
Dunkin’ Brands Group, Inc. (b)	1,605	75,708
El Pollo Loco Holdings, Inc. (a) (b)	272	3,628
Eldorado Resorts, Inc. (a)	442	5,056
Empire Resorts, Inc. (a)	120	1,638
Extended Stay America, Inc.	954	15,550
Fiesta Restaurant Group, Inc. (a)	552	18,095
Fogo De Chao, Inc. (a)	24	375

Habit Restaurants, Inc. Class A (a) (b)	178	3,316
Hilton Worldwide Holdings, Inc.	8,760	197,275
Hyatt Hotels Corp. Class A (a)	552	27,318
International Game Technology PLC	1,468	26,791
International Speedway Corp. Class A	464	17,126
Interval Leisure Group, Inc. (b)	668	9,646
Intrawest Resorts Holdings, Inc. (a)	342	2,924
Isle of Capri Casinos, Inc. (a)	321	4,494
J Alexander’s Holdings, Inc. (a)	226	2,387
Jack in the Box, Inc.	679	43,368
Jamba, Inc. (a)	262	3,238
Kona Grill, Inc. (a) (b)	146	1,891
Krispy Kreme Doughnuts, Inc. (a)	1,036	16,151
La Quinta Holdings, Inc. (a) (b)	1,489	18,613
Las Vegas Sands Corp. (b)	6,153	317,987
Marcus Corp.	342	6,481
Marriott Vacations Worldwide Corp.	478	32,265
MGM Resorts International (a)	7,321	156,962
Monarch Casino & Resort, Inc. (a)	131	2,549
Morgans Hotel Group Co. (a) (b)	476	657
Noodles & Co. (a)	157	1,862
Norwegian Cruise Line Holdings, Ltd. (a)	2,186	120,864
Panera Bread Co. Class A (a)	406	83,161
Papa John’s International, Inc. (b)	484	26,228
Papa Murphy’s Holdings, Inc. (a)	96	1,147
Penn National Gaming, Inc. (a) (b)	1,255	20,946
Pinnacle Entertainment, Inc. (a)	1,044	36,644
Planet Fitness, Inc. Class A (a)	268	4,352
Popeyes Louisiana Kitchen, Inc. (a)	408	21,240
Potbelly Corp. (a)	258	3,511
Red Robin Gourmet Burgers, Inc. (a)	261	16,827
Ruby Tuesday, Inc. (a)	1,081	5,816
Ruth’s Hospitality Group, Inc.	543	9,997
Scientific Games Corp. Class A (a) (b)	811	7,648
SeaWorld Entertainment, Inc. (b)	1,053	22,176
Shake Shack, Inc. Class A (a) (b)	74	2,762
Six Flags Entertainment Corp.	1,254	69,584
Sonic Corp.	849	29,851
Speedway Motorsports, Inc.	202	4,006
Texas Roadhouse, Inc. (b)	1,199	52,252
Vail Resorts, Inc.	597	79,819
Wendy’s Co.	3,536	38,507
Wingstop, Inc. (a)	90	2,041
Zoe’s Kitchen, Inc. (a)	316	12,321

		2,415,374

HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc.	146	4,652
Beazer Homes USA, Inc. (a) (b)	479	4,177
CalAtlantic Group, Inc. (b)	1,299	43,413
Cavco Industries, Inc. (a)	139	12,991
Century Communities, Inc. (a)	292	4,984
CSS Industries, Inc.	131	3,659
Ethan Allen Interiors, Inc. (b)	387	12,314
Flexsteel Industries, Inc.	63	2,752
GoPro, Inc. Class A (a) (b)	1,710	20,452
Green Brick Partners, Inc. (a)	220	1,670
Helen of Troy, Ltd. (a)	475	49,253
Hooker Furniture Corp.	146	4,796

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hovnanian Enterprises, Inc. Class A (a) (b)	2,031	$3,168
Installed Building Products, Inc. (a)	316	8,409
iRobot Corp. (a) (b)	464	16,379
Jarden Corp. (a)	3,513	207,091
KB Home.	1,309	18,693
La-Z-Boy, Inc.	844	22,569
LGI Homes, Inc. (a) (b)	244	5,907
Libbey, Inc.	325	6,045
Lifetime Brands, Inc.	207	3,120
M/I Homes, Inc. (a)	393	7,329
MDC Holdings, Inc. (b)	594	14,886
Meritage Homes Corp. (a)	616	22,459
NACCO Industries, Inc. Class A	63	3,617
New Home Co., Inc. (a) (b)	170	2,084
NVR, Inc. (a)	66	114,338
Skullcandy, Inc. (a)	343	1,221
Taylor Morrison Home Corp. Class A (a)	568	8,020
Tempur Sealy International, Inc. (a) (b)	1,035	62,918
Toll Brothers, Inc. (a)	2,906	85,756
TopBuild Corp. (a)	588	17,487
TRI Pointe Group, Inc. (a)	2,707	31,888
Tupperware Brands Corp. (b)	857	49,689
Universal Electronics, Inc. (a)	270	16,737
WCI Communities, Inc. (a)	231	4,292
William Lyon Homes Class A (a) (b)	275	3,985
ZAGG, Inc. (a)	442	3,982

		907,182

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	743	12,104
Energizer Holdings, Inc.	1,021	41,361
HRG Group, Inc. (a)	1,222	17,022
Oil-Dri Corp. of America	63	2,128
Orchids Paper Products Co. (b)	142	3,906
Spectrum Brands Holdings, Inc.	413	45,133
WD-40 Co.	267	28,839

		150,493

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Abengoa Yield PLC (b)	766	13,620
Atlantic Power Corp.	2,169	5,336
Calpine Corp. (a)	6,116	92,780
Dynegy, Inc. (a)	2,034	29,229
NRG Yield, Inc. Class A (b)	555	7,531
NRG Yield, Inc. Class C	1,089	15,507
Ormat Technologies, Inc.	584	24,084
Pattern Energy Group, Inc. (b)	935	17,830
Talen Energy Corp. (a)	1,574	14,166
TerraForm Global, Inc. Class A (a)	712	1,695
TerraForm Power, Inc. Class A (a) (b)	945	8,174
Vivint Solar, Inc. (a) (b)	268	710

		230,662

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,140	113,430
Raven Industries, Inc. (b)	596	9,548

		122,978

INSURANCE — 4.4%
Alleghany Corp. (a)	264	130,997
Allied World Assurance Co. Holdings AG	1,547	54,052
Ambac Financial Group, Inc. (a)	724	11,439
American Equity Investment Life Holding Co. (b)	1,319	22,159
American Financial Group, Inc.	1,161	81,700
American National Insurance Co.	152	17,556
AMERISAFE, Inc.	356	18,704
AmTrust Financial Services, Inc. (b)	1,330	34,420
Arch Capital Group, Ltd. (a)	2,115	150,377
Argo Group International Holdings, Ltd.	469	26,916
Arthur J Gallagher & Co.	2,786	123,921
Aspen Insurance Holdings, Ltd.	1,007	48,034
Assured Guaranty, Ltd.	2,451	62,010
Atlas Financial Holdings, Inc. (a)	187	3,392
Axis Capital Holdings, Ltd.	1,709	94,781
Baldwin & Lyons, Inc. Class B	125	3,076
Brown & Brown, Inc.	1,920	68,736
Citizens, Inc. (a) (b)	821	5,944
CNA Financial Corp.	550	17,699
CNO Financial Group, Inc.	3,282	58,814
Crawford & Co. Class B	478	3,097
Donegal Group, Inc. Class A	136	1,956
eHealth, Inc. (a)	333	3,127
EMC Insurance Group, Inc.	94	2,411
Employers Holdings, Inc.	541	15,224
Endurance Specialty Holdings, Ltd.	1,047	68,411
Enstar Group, Ltd. (a)	139	22,599
Erie Indemnity Co. Class A	414	38,498
Everest Re Group, Ltd.	719	141,952
FBL Financial Group, Inc. Class A	158	9,720
Federated National Holding Co.	187	3,676
Fidelity & Guaranty Life (b)	170	4,461
First American Financial Corp.	1,826	69,589
FNF Group	4,642	157,364
Genworth Financial, Inc. Class A (a)	8,192	22,364
Global Indemnity PLC (a)	125	3,891
Greenlight Capital Re, Ltd. Class A (a) (b)	464	10,111
Hallmark Financial Services, Inc. (a)	275	3,163
Hanover Insurance Group, Inc.	728	65,680
HCI Group, Inc. (b)	125	4,163
Heritage Insurance Holdings, Inc.	382	6,101
Horace Mann Educators Corp.	668	21,169
Independence Holding Co. (b)	134	2,133
Infinity Property & Casualty Corp.	204	16,422
James River Group Holdings, Ltd.	146	4,710
Kemper Corp.	711	21,024
Maiden Holdings, Ltd. (b)	877	11,348
Markel Corp. (a)	230	205,061
MBIA, Inc. (a)	2,297	20,329
Mercury General Corp.	494	27,417
National General Holdings Corp.	654	14,120
National Interstate Corp.	139	4,159
National Western Life Group, Inc. Class A	41	9,456
Navigators Group, Inc. (a)	193	16,187
Old Republic International Corp.	4,257	77,818
OneBeacon Insurance Group, Ltd. Class A	410	5,219
Patriot National, Inc. (a) (b)	146	1,124
Primerica, Inc. (b)	827	36,826

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ProAssurance Corp.	928	$46,957
Reinsurance Group of America, Inc. Class A	1,093	105,201
RenaissanceRe Holdings, Ltd.	816	97,781
RLI Corp.	722	48,273
Safety Insurance Group, Inc.	284	16,205
Selective Insurance Group, Inc.	936	34,267
State Auto Financial Corp.	270	5,956
State National Cos., Inc.	366	4,612
Stewart Information Services Corp.	393	14,258
Third Point Reinsurance, Ltd. (a) (b)	1,335	15,179
United Fire Group, Inc.	330	14,461
United Insurance Holdings Corp.	283	5,436
Universal Insurance Holdings, Inc.	545	9,701
Validus Holdings, Ltd.	1,449	68,378
White Mountains Insurance Group, Ltd.	102	81,865
WR Berkley Corp.	1,602	90,032

		2,845,369

INTERNET & CATALOG RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (a)	478	3,767
Blue Nile, Inc.	199	5,116
Etsy, Inc. (a)	292	2,540
EVINE Live, Inc. (a)	668	782
FTD Cos., Inc. (a)	268	7,035
Groupon, Inc. (a)	7,724	30,819
HSN, Inc.	541	28,300
Lands’ End, Inc. (a) (b)	274	6,990
Liberty Interactive Corp. QVC Group Class A (a)	8,331	210,358
Liberty TripAdvisor Holdings, Inc. Class A (a)	1,201	26,614
Liberty Ventures Series A (a)	2,342	91,619
Nutrisystem, Inc.	475	9,913
Overstock.com, Inc. (a)	204	2,933
PetMed Express, Inc.	363	6,501
Shutterfly, Inc. (a)	605	28,054
Travelport Worldwide, Ltd.	1,696	23,167
Wayfair, Inc. Class A (a)	318	13,744

		498,252

INTERNET SOFTWARE & SERVICES — 2.0%
Actua Corp. (a)	675	6,109
Alarm.com Holdings, Inc. (a) (b)	111	2,631
Amber Road, Inc. (a)	94	508
Angie’s List, Inc. (a)	653	5,270
Apigee Corp. (a)	74	615
Appfolio, Inc. Class A (a) (b)	118	1,444
Bankrate, Inc. (a)	1,092	10,014
Bazaarvoice, Inc. (a)	885	2,788
Benefitfocus, Inc. (a) (b)	85	2,835
Blucora, Inc. (a)	674	3,478
Box, Inc. Class A (a) (b)	220	2,697
Brightcove, Inc. (a)	464	2,895
Carbonite, Inc. (a)	291	2,319
Care.com, Inc. (a)	85	523
ChannelAdvisor Corp. (a)	332	3,735
Cimpress NV (a) (b)	551	49,970
comScore, Inc. (a)	776	23,311
Cornerstone OnDemand, Inc. (a) (b)	854	27,985

CoStar Group, Inc. (a)	533	100,295
Cvent, Inc. (a)	454	9,716
Demandware, Inc. (a) (b)	525	20,527
DHI Group, Inc. (a)	747	6,028
EarthLink Holdings Corp.	1,820	10,319
Endurance International Group Holdings, Inc. (a) (b)	930	9,793
Envestnet, Inc. (a) (b)	646	17,571
Everyday Health, Inc. (a)	382	2,139
Five9, Inc. (a)	366	3,254
GoDaddy, Inc. Class A (a)	366	11,833
Gogo, Inc. (a) (b)	925	10,184
GrubHub, Inc. (a) (b)	1,213	30,483
GTT Communications, Inc. (a)	443	7,327
Hortonworks, Inc. (a)	146	1,650
IAC/InterActiveCorp	1,261	59,368
inContact, Inc. (a) (b)	945	8,401
Internap Corp. (a)	945	2,580
Intralinks Holdings, Inc. (a)	675	5,319
j2 Global, Inc.	791	48,710
Limelight Networks, Inc. (a)	945	1,710
LinkedIn Corp. Class A (a)	1,808	206,745
LivePerson, Inc. (a)	846	4,949
LogMeIn, Inc. (a)	402	20,285
Marchex, Inc. Class B	410	1,824
Marin Software, Inc. (a)	436	1,317
Marketo, Inc. (a) (b)	566	11,077
Match Group, Inc. (a)	1,000	11,060
MaxPoint Interactive, Inc. (a) (b)	74	131
MINDBODY, Inc. Class A (a) (b)	120	1,600
Monster Worldwide, Inc. (a)	1,463	4,769
New Relic, Inc. (a)	74	1,930
NIC, Inc.	1,079	19,454
OPOWER, Inc. (a) (b)	462	3,146
Pandora Media, Inc. (a) (b)	3,535	31,638
Q2 Holdings, Inc. (a)	309	7,428
QuinStreet, Inc. (a)	532	1,819
Quotient Technology, Inc. (a) (b)	933	9,890
Rackspace Hosting, Inc. (a)	1,854	40,028
RealNetworks, Inc. (a)	410	1,665
Reis, Inc.	131	3,085
RetailMeNot, Inc. (a)	544	4,357
SciQuest, Inc. (a)	408	5,663
Shutterstock, Inc. (a) (b)	327	12,011
SPS Commerce, Inc. (a)	270	11,594
Stamps.com, Inc. (a)	243	25,826
TechTarget, Inc. (a)	255	1,892
Travelzoo, Inc. (a) (b)	134	1,088
TrueCar, Inc. (a) (b)	756	4,226
Twitter, Inc. (a) (b)	9,352	154,776
United Online, Inc. (a)	220	2,539
Web.com Group, Inc. (a)	712	14,112
WebMD Health Corp. (a) (b)	655	41,023
Wix.com, Ltd. (a)	244	4,946
XO Group, Inc. (a)	469	7,527
Yelp, Inc. Class A (a)	1,045	20,775
Zillow Group, Inc. Class A (a)	711	18,166
Zillow Group, Inc. Class C (a) (b)	1,422	33,744

		1,264,439

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 3.5%
Acxiom Corp. (a)	1,277	$27,379
Amdocs, Ltd.	2,601	157,152
Black Knight Financial Services, Inc. Class A (a) (b)	382	11,854
Blackhawk Network Holdings, Inc. (a)	880	30,184
Booz Allen Hamilton Holding Corp.	1,688	51,113
Broadridge Financial Solutions, Inc.	1,988	117,908
CACI International, Inc. Class A (a)	401	42,787
Cardtronics, Inc. (a)	715	25,733
Cass Information Systems, Inc.	207	10,836
Ciber, Inc. (a)	1,358	2,865
Computer Sciences Corp.	2,316	79,647
Convergys Corp.	1,638	45,487
CoreLogic, Inc. (a)	1,515	52,571
CSG Systems International, Inc.	536	24,206
Datalink Corp. (a)	267	2,440
DST Systems, Inc.	618	69,692
EPAM Systems, Inc. (a)	842	62,872
Euronet Worldwide, Inc. (a)	889	65,884
Everi Holdings, Inc. (a)	1,078	2,469
EVERTEC, Inc.	1,032	14,427
ExlService Holdings, Inc. (a)	529	27,402
First Data Corp. Class A (a)	3,092	40,011
FleetCor Technologies, Inc. (a)	1,521	226,249
Forrester Research, Inc.	125	4,201
Gartner, Inc. (a)	1,445	129,111
Genpact, Ltd. (a)	2,689	73,114
Global Payments, Inc.	2,200	143,660
Hackett Group, Inc.	478	7,227
Heartland Payment Systems, Inc.	596	57,556
Jack Henry & Associates, Inc.	1,327	112,224
Leidos Holdings, Inc.	1,166	58,673
Lionbridge Technologies, Inc. (a)	1,093	5,531
Luxoft Holding, Inc. (a) (b)	305	16,784
ManTech International Corp. Class A	399	12,764
MAXIMUS, Inc.	1,117	58,799
ModusLink Global Solutions, Inc. (a) (b)	678	997
MoneyGram International, Inc. (a)	455	2,785
NeuStar, Inc. Class A (a)	879	21,623
Perficient, Inc. (a)	610	13,249
PFSweb, Inc. (a)	220	2,886
Sabre Corp.	1,981	57,291
Science Applications International Corp.	802	42,779
ServiceSource International, Inc. (a) (b)	1,081	4,605
Square, Inc. Class A (a) (b)	700	10,696
Sykes Enterprises, Inc. (a)	668	20,160
Syntel, Inc. (a)	496	24,765
TeleTech Holdings, Inc.	259	7,190
Unisys Corp. (a) (b)	810	6,237
Vantiv, Inc. Class A (a)	2,406	129,635
Virtusa Corp. (a)	503	18,842
WEX, Inc. (a)	657	54,768

		2,289,320

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Arctic Cat, Inc. (b)	194	3,259
Black Diamond, Inc. (a) (b)	410	1,853
Brunswick Corp.	1,503	72,114
Callaway Golf Co.	1,288	11,747

Escalade, Inc.	160	1,883
JAKKS Pacific, Inc. (a) (b)	333	2,477
Johnson Outdoors, Inc. Class A	63	1,400
Malibu Boats, Inc. Class A (a)	348	5,707
Marine Products Corp. (b)	207	1,571
MCBC Holdings, Inc. (a)	111	1,563
Nautilus, Inc. (a)	541	10,452
Performance Sports Group, Ltd. (a)	734	2,334
Polaris Industries, Inc. (b)	1,102	108,525
Smith & Wesson Holding Corp. (a)	906	24,118
Sturm Ruger & Co., Inc.	349	23,865
Vista Outdoor, Inc. (a)	1,068	55,440

		328,308

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a) (b)	336	4,828
Affymetrix, Inc. (a) (b)	1,288	18,045
Albany Molecular Research, Inc. (a)	401	6,131
Bio-Rad Laboratories, Inc. Class A (a)	370	50,587
Bio-Techne Corp.	611	57,752
Bruker Corp.	1,824	51,072
Cambrex Corp. (a)	570	25,080
Charles River Laboratories International, Inc. (a)	789	59,917
Fluidigm Corp. (a) (b)	389	3,139
Harvard Bioscience, Inc. (a)	512	1,546
INC Research Holdings, Inc. Class A (a)	205	8,448
Luminex Corp. (a)	676	13,114
Mettler-Toledo International, Inc. (a)	453	156,176
NanoString Technologies, Inc. (a) (b)	268	4,079
NeoGenomics, Inc. (a) (b)	880	5,931
Pacific Biosciences of California, Inc. (a)	1,312	11,152
PAREXEL International Corp. (a)	926	58,088
PRA Health Sciences, Inc. (a)	324	13,854
QIAGEN NV (a)	3,833	85,629
Quintiles Transnational Holdings, Inc. (a)	1,340	87,234
Sequenom, Inc. (a) (b)	2,106	2,970
VWR Corp. (a)	446	12,069

		736,841

MACHINERY — 3.4%
Accuride Corp. (a)	750	1,162
Actuant Corp. Class A	932	23,030
AGCO Corp.	1,260	62,622
Alamo Group, Inc.	136	7,577
Albany International Corp. Class A	464	17,442
Allison Transmission Holdings, Inc.	2,915	78,647
Altra Industrial Motion Corp.	395	10,973
American Railcar Industries, Inc.	157	6,395
Astec Industries, Inc.	330	15,401
Barnes Group, Inc.	897	31,422
Blount International, Inc. (a) (b)	879	8,772
Blue Bird Corp. (a) (b)	74	803
Briggs & Stratton Corp. (b)	707	16,911
Chart Industries, Inc. (a)	637	13,836
CIRCOR International, Inc.	250	11,597
CLARCOR, Inc.	878	50,740
Colfax Corp. (a) (b)	1,713	48,975
Columbus McKinnon Corp.	333	5,248
Commercial Vehicle Group, Inc. (a)	398	1,055

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Crane Co.	794	$42,765
Donaldson Co., Inc. (b)	2,272	72,500
Douglas Dynamics, Inc. (b)	410	9,393
EnPro Industries, Inc.	375	21,630
ESCO Technologies, Inc.	400	15,592
ExOne Co. (a)	300	3,942
Federal Signal Corp.	978	12,968
FreightCar America, Inc.	199	3,100
Global Brass & Copper Holdings, Inc.	318	7,934
Gorman-Rupp Co.	342	8,868
Graco, Inc.	983	82,533
Graham Corp.	207	4,121
Greenbrier Cos., Inc. (b)	401	11,084
Harsco Corp.	1,337	7,287
Hillenbrand, Inc.	1,030	30,848
Hurco Cos., Inc.	139	4,586
Hyster-Yale Materials Handling, Inc.	167	11,122
IDEX Corp.	1,297	107,495
ITT Corp.	1,447	53,380
John Bean Technologies Corp.	461	26,005
Joy Global, Inc. (b)	1,602	25,744
Kadant, Inc.	204	9,213
Kennametal, Inc.	1,328	29,867
LB Foster Co. Class A	105	1,907
Lincoln Electric Holdings, Inc.	1,238	72,510
Lindsay Corp. (b)	224	16,041
Lydall, Inc. (a)	261	8,488
Manitowoc Co., Inc.	2,167	9,383
Manitowoc Foodservice, Inc. (a) (b)	2,167	31,942
Meritor, Inc. (a)	1,619	13,049
Middleby Corp. (a)	948	101,218
Milacron Holdings Corp. (a)	268	4,419
Miller Industries, Inc.	204	4,137
Mueller Industries, Inc.	931	27,390
Mueller Water Products, Inc. Class A	2,638	26,063
Navistar International Corp. (a)	695	8,701
NN, Inc. (b)	435	5,951
Nordson Corp.	1,070	81,363
Omega Flex, Inc.	49	1,704
Oshkosh Corp. (b)	1,276	52,150
Proto Labs, Inc. (a) (b)	394	30,373
RBC Bearings, Inc. (a)	401	29,377
Rexnord Corp. (a)	1,643	33,221
SPX Corp.	916	13,758
SPX FLOW, Inc. (a)	716	17,957
Standex International Corp.	232	18,052
Sun Hydraulics Corp.	393	13,044
Tennant Co.	324	16,680
Terex Corp.	1,682	41,848
Timken Co.	1,262	42,264
Titan International, Inc.	1,144	6,155
Toro Co.	967	83,278
TriMas Corp. (a)	755	13,228
Trinity Industries, Inc. (b)	2,671	48,906
Twin Disc, Inc.	131	1,327
Wabash National Corp. (a)	1,065	14,058
WABCO Holdings, Inc. (a)	911	97,404
Wabtec Corp. (b)	1,653	131,066
Watts Water Technologies, Inc. Class A	514	28,337
Woodward, Inc.	1,050	54,621

Xerium Technologies, Inc. (a)	204	1,065

		2,217,020

MARINE — 0.1%
Eagle Bulk Shipping, Inc. (a) (b)	366	132
Golden Ocean Group, Ltd. (a)	43	30
Kirby Corp. (a)	959	57,818
Matson, Inc.	764	30,690
Navios Maritime Holdings, Inc. (b)	162	183
Safe Bulkers, Inc.	39	31
Scorpio Bulkers, Inc. (a) (b)	246	807
Ultrapetrol Bahamas, Ltd. (a)	384	104

		89,795

MEDIA — 3.1%
AMC Entertainment Holdings, Inc. Class A	342	9,573
AMC Networks, Inc. Class A (a)	988	64,161
Cable One, Inc.	57	24,916
Carmike Cinemas, Inc. (a)	428	12,857
Central European Media Enterprises, Ltd. Class A (a) (b)	1,346	3,432
Charter Communications, Inc. Class A (a) (b)	1,232	249,394
Cinemark Holdings, Inc.	1,937	69,403
Clear Channel Outdoor Holdings, Inc. Class A (b)	568	2,670
Crown Media Holdings, Inc. Class A (a)	609	3,094
Cumulus Media, Inc. Class A (a)	130	60
Daily Journal Corp. (a) (b)	16	3,131
DISH Network Corp. Class A (a)	3,635	168,155
DreamWorks Animation SKG, Inc. Class A (a)	1,201	29,965
Entercom Communications Corp. Class A (a)	398	4,211
Entravision Communications Corp. Class A	1,024	7,619
Eros International PLC (a) (b)	429	4,938
EW Scripps Co. Class A	958	14,935
Gannett Co., Inc.	1,834	27,767
Global Eagle Entertainment, Inc. (a)	777	6,620
Gray Television, Inc. (a)	1,020	11,954
Harte-Hanks, Inc.	740	1,872
Hemisphere Media Group, Inc. (a)	131	1,720
IMAX Corp. (a)	954	29,660
John Wiley & Sons, Inc. Class A	780	38,134
Journal Media Group, Inc.	293	3,504
Liberty Broadband Corp. Class A (a)	493	28,673
Liberty Broadband Corp. Class C (a)	1,111	64,382
Liberty Media Corp. Class A (a)	1,745	67,409
Liberty Media Corp. Class C (a)	3,334	126,992
Lions Gate Entertainment Corp. (b)	1,532	33,474
Live Nation Entertainment, Inc. (a)	2,408	53,722
Loral Space & Communications, Inc. (a)	242	8,501
Madison Square Garden Co. Class A (a)	346	57,561
MDC Partners, Inc. Class A	704	16,614
Media General, Inc. (a)	1,546	25,215
Meredith Corp.	600	28,500
MSG Networks, Inc. Class A (a)	1,037	17,930
National CineMedia, Inc.	1,011	15,377

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

New Media Investment Group, Inc.	737	$12,264
New York Times Co. Class A	2,152	26,814
Nexstar Broadcasting Group, Inc. Class A	514	22,755
Reading International, Inc. Class A (a)	343	4,109
Regal Entertainment Group Class A (b)	1,311	27,715
Saga Communications, Inc. Class A (b)	85	3,405
Scholastic Corp.	400	14,948
Sinclair Broadcast Group, Inc. Class A (b)	1,037	31,888
Sirius XM Holdings, Inc. (a) (b)	37,691	148,879
Sizmek, Inc. (a) (b)	398	1,154
Starz Class A (a)	1,403	36,941
Thomson Reuters Corp.	5,526	223,693
Time, Inc.	1,716	26,495
Townsquare Media, Inc. Class A (a)	90	1,009
Tribune Media Co. Class A	1,336	51,236
Tribune Publishing Co.	442	3,412
World Wrestling Entertainment, Inc. Class A (b)	545	9,625

		1,984,437

METALS & MINING — 1.0%
AK Steel Holding Corp. (a)	3,054	12,613
Allegheny Technologies, Inc. (b)	1,764	28,753
Carpenter Technology Corp. (b)	862	29,506
Century Aluminum Co. (a) (b)	690	4,865
Cliffs Natural Resources, Inc. (a)	3,512	10,536
Coeur Mining, Inc. (a)	2,636	14,814
Commercial Metals Co.	1,908	32,379
Compass Minerals International, Inc. (b)	564	39,965
Ferroglobe PLC	1,058	9,321
Handy & Harman, Ltd. (a)	57	1,559
Haynes International, Inc.	199	7,264
Hecla Mining Co. (b)	6,032	16,769
Kaiser Aluminum Corp.	282	23,840
Materion Corp.	330	8,738
Olympic Steel, Inc.	125	2,164
Real Industry, Inc. (a)	366	3,184
Reliance Steel & Aluminum Co.	1,211	83,789
Royal Gold, Inc.	1,084	55,598
Ryerson Holding Corp. (a)	90	500
Schnitzer Steel Industries, Inc. Class A	476	8,778
Southern Copper Corp.	1,882	52,150
Steel Dynamics, Inc.	4,023	90,558
Stillwater Mining Co. (a) (b)	1,982	21,108
SunCoke Energy, Inc.	1,247	8,106
Tahoe Resources, Inc.	2,579	25,867
TimkenSteel Corp.	487	4,432
United States Steel Corp. (b)	2,484	39,868
Worthington Industries, Inc.	775	27,621

		664,645

MULTI-UTILITIES — 0.7%
Alliant Energy Corp.	1,920	142,618
Avista Corp.	991	40,413
Black Hills Corp.	839	50,449
MDU Resources Group, Inc.	3,389	65,950
NorthWestern Corp.	800	49,400
Unitil Corp.	229	9,730
Vectren Corp.	1,414	71,492

		430,052

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	826	37,410
Dillard’s, Inc. Class A (b)	419	35,577
Fred’s, Inc. Class A	609	9,080
JC Penney Co., Inc. (a) (b)	5,159	57,058
Ollie’s Bargain Outlet Holdings, Inc. (a)	178	4,171
Sears Holdings Corp. (a) (b)	233	3,567
Tuesday Morning Corp. (a)	772	6,315

		153,178

OIL, GAS & CONSUMABLE FUELS — 2.3%
Abraxas Petroleum Corp. (a) (b)	1,490	1,505
Adams Resources & Energy, Inc.	47	1,879
Alon USA Energy, Inc.	491	5,067
Antero Resources Corp. (a)	1,085	26,984
Ardmore Shipping Corp. (b)	283	2,391
Bill Barrett Corp. (a) (b)	878	5,461
Bonanza Creek Energy, Inc. (a) (b)	483	768
California Resources Corp.	7,283	7,501
Callon Petroleum Co. (a)	1,792	15,859
Carrizo Oil & Gas, Inc. (a)	991	30,642
Cheniere Energy, Inc. (a) (b)	3,892	131,666
Clayton Williams Energy, Inc. (a) (b)	104	928
Clean Energy Fuels Corp. (a) (b)	1,217	3,566
Cloud Peak Energy, Inc. (a) (b)	101	197
Cobalt International Energy, Inc. (a)	5,894	17,505
CONSOL Energy, Inc.	4,200	47,418
Contango Oil & Gas Co. (a)	228	2,688
Continental Resources, Inc. (a)	1,436	43,597
CVR Energy, Inc.	261	6,812
Delek US Holdings, Inc.	887	13,518
Denbury Resources, Inc. (b)	5,825	12,931
DHT Holdings, Inc.	1,499	8,634
Diamondback Energy, Inc. (a)	1,217	93,928
Dorian LPG, Ltd. (a) (b)	390	3,666
Eclipse Resources Corp. (a) (b)	532	766
Energen Corp.	1,579	57,776
Energy Fuels, Inc. (a) (b)	662	1,463
Energy XXI, Ltd. (b)	34	21
EP Energy Corp. Class A (a)	593	2,680
Erin Energy Corp. (a) (b)	220	414
Evolution Petroleum Corp.	347	1,686
EXCO Resources, Inc. (a) (b)	3,922	3,879
Frontline, Ltd. (b)	1,040	8,705
GasLog, Ltd. (b)	678	6,604
Gastar Exploration, Inc. (a) (b)	1,088	1,197
Gener8 Maritime, Inc. (a)	268	1,892
Golar LNG, Ltd.	1,429	25,679
Green Plains, Inc.	577	9,209
Gulfport Energy Corp. (a)	2,157	61,129
Halcon Resources Corp. (a) (b)	489	470
Hallador Energy Co. (b)	157	717
HollyFrontier Corp.	3,068	108,362
Isramco, Inc. (a)	17	1,389
Jones Energy, Inc. Class A (a)	614	2,045
Kosmos Energy, Ltd. (a) (b)	2,493	14,509
Laredo Petroleum, Inc. (a) (b)	1,903	15,091
Matador Resources Co. (a) (b)	1,371	25,994
Memorial Resource Development Corp. (a)	1,466	14,924

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Navios Maritime Acquisition Corp.	1,320	$2,099
Nordic American Tankers, Ltd. (b)	1,418	19,980
Northern Oil and Gas, Inc. (a) (b)	1,152	4,596
Oasis Petroleum, Inc. (a)	3,135	22,823
Pacific Ethanol, Inc. (a)	376	1,760
Panhandle Oil and Gas, Inc. Class A (b)	276	4,778
Par Pacific Holdings, Inc. (a)	220	4,127
Parsley Energy, Inc. Class A (a) (b)	1,740	39,324
PBF Energy, Inc. Class A	1,556	51,659
PDC Energy, Inc. (a)	799	47,501
QEP Resources, Inc.	3,678	51,897
Renewable Energy Group, Inc. (a)	573	5,409
REX American Resources Corp. (a)	105	5,824
Rice Energy, Inc. (a) (b)	1,142	15,942
Ring Energy, Inc. (a)	283	1,429
RSP Permian, Inc. (a) (b)	1,131	32,844
Sanchez Energy Corp. (a)	1,172	6,434
Scorpio Tankers, Inc.	2,854	16,639
SemGroup Corp. Class A	707	15,837
Ship Finance International, Ltd. (b)	956	13,279
SM Energy Co. (b)	1,127	21,120
Stone Energy Corp. (a)	877	693
Synergy Resources Corp. (a) (b)	2,206	17,141
Targa Resources Corp.	2,940	87,788
Teekay Corp. (b)	747	6,469
Teekay Tankers, Ltd. Class A (b)	1,450	5,322
TransAtlantic Petroleum, Ltd. (a)	20	15
Triangle Petroleum Corp. (a)	83	45
Ultra Petroleum Corp. (a) (b)	3,084	1,536
Uranium Energy Corp. (a)	1,468	1,098
W&T Offshore, Inc. (a) (b)	607	1,329
Western Refining, Inc.	1,157	33,657
Westmoreland Coal Co. (a) (b)	185	1,334
Whiting Petroleum Corp. (a) (b)	3,622	28,904
World Fuel Services Corp.	1,172	56,936
WPX Energy, Inc. (a) (b)	3,837	26,821

		1,506,101

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	663	13,737
Clearwater Paper Corp. (a)	328	15,911
Deltic Timber Corp. (b)	204	12,271
Domtar Corp.	1,032	41,796
KapStone Paper and Packaging Corp.	1,333	18,462
Louisiana-Pacific Corp. (a) (b)	2,291	39,222
Neenah Paper, Inc.	267	16,997
PH Glatfelter Co.	740	15,340
Schweitzer-Mauduit International, Inc.	518	16,307

		190,043

PERSONAL PRODUCTS — 0.5%
Avon Products, Inc.	6,900	33,189
Coty, Inc. Class A (b)	1,309	36,429
Edgewell Personal Care Co.	1,033	83,187
Elizabeth Arden, Inc. (a) (b)	621	5,086
Herbalife, Ltd. (a)	1,224	75,349
Inter Parfums, Inc.	262	8,096
Medifast, Inc.	187	5,646
Natural Health Trends Corp. (b)	146	4,840
Nature’s Sunshine Products, Inc. (b)	204	1,958

Nu Skin Enterprises, Inc. Class A (b)	992	37,944
Nutraceutical International Corp. (a)	131	3,190
Revlon, Inc. Class A (a)	204	7,428
Synutra International, Inc. (a)	347	1,725
USANA Health Sciences, Inc. (a)	123	14,935

		319,002

PHARMACEUTICALS — 0.9%
Aerie Pharmaceuticals, Inc. (a)	348	4,232
Agile Therapeutics, Inc. (a)	146	907
Akorn, Inc. (a) (b)	1,318	31,013
Alimera Sciences, Inc. (a) (b)	347	607
Amphastar Pharmaceuticals, Inc. (a) (b)	528	6,336
ANI Pharmaceuticals, Inc. (a) (b)	184	6,193
Aralez Pharmaceuticals, Inc. (a) (b)	1,169	4,150
Aratana Therapeutics, Inc. (a)	300	1,656
Assembly Biosciences, Inc. (a)	220	1,104
BioDelivery Sciences International, Inc. (a) (b)	690	2,229
Carbylan Therapeutics, Inc. (a)	220	142
Catalent, Inc. (a)	1,325	35,338
Cempra, Inc. (a) (b)	492	8,620
Collegium Pharmaceutical, Inc. (a)	74	1,343
Corcept Therapeutics, Inc. (a) (b)	947	4,432
Corium International, Inc. (a)	146	564
Depomed, Inc. (a) (b)	942	13,122
Dermira, Inc. (a) (b)	268	5,542
Durect Corp. (a)	1,764	2,381
Endocyte, Inc. (a)	95	295
Flex Pharma, Inc. (a)	74	812
Foamix Pharmaceuticals, Ltd. (a) (b)	366	2,386
Heska Corp. (a)	74	2,109
Impax Laboratories, Inc. (a) (b)	1,162	37,207
Innoviva, Inc.	1,363	17,160
Intersect ENT, Inc. (a) (b)	236	4,484
Intra-Cellular Therapies, Inc. (a) (b)	447	12,427
Jazz Pharmaceuticals PLC (a)	1,006	131,333
Lannett Co., Inc. (a) (b)	443	7,943
Medicines Co. (a) (b)	1,117	35,487
Nektar Therapeutics (a) (b)	2,102	28,902
Neos Therapeutics, Inc. (a) (b)	121	1,306
Ocular Therapeutix, Inc. (a) (b)	268	2,589
Omeros Corp. (a) (b)	625	9,587
Omthera Pharmaceuticals, Inc. (b)	212	—
Orexigen Therapeutics, Inc. (a) (b)	1,615	909
Pacira Pharmaceuticals, Inc. (a)	592	31,364
Paratek Pharmaceuticals, Inc. (a) (b)	220	3,337
Pernix Therapeutics Holdings, Inc. (a) (b)	165	173
Phibro Animal Health Corp. Class A	283	7,652
Prestige Brands Holdings, Inc. (a)	853	45,542
Relypsa, Inc. (a) (b)	494	6,694
Revance Therapeutics, Inc. (a) (b)	249	4,348
Sagent Pharmaceuticals, Inc. (a)	347	4,223
SciClone Pharmaceuticals, Inc. (a)	796	8,756
Sucampo Pharmaceuticals, Inc. Class A (a)	453	4,951
Supernus Pharmaceuticals, Inc. (a)	492	7,503
Teligent, Inc. (a) (b)	564	2,764
Tetraphase Pharmaceuticals, Inc. (a) (b)	310	1,435
TherapeuticsMD, Inc. (a) (b)	2,616	16,742

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Theravance Biopharma, Inc. (a) (b)	387	$7,276
VIVUS, Inc. (a) (b)	50	70
XenoPort, Inc. (a) (b)	821	3,703
Zogenix, Inc. (a)	289	2,670

		584,050

PROFESSIONAL SERVICES — 0.9%
Acacia Research Corp. (b)	879	3,331
Advisory Board Co. (a)	674	21,737
Barrett Business Services, Inc.	136	3,910
CBIZ, Inc. (a)	675	6,811
CDI Corp.	275	1,727
CEB, Inc.	581	37,608
CRA International, Inc. (a)	137	2,691
Exponent, Inc.	412	21,016
Franklin Covey Co. (a)	125	2,199
FTI Consulting, Inc. (a)	665	23,614
GP Strategies Corp. (a)	193	5,288
Heidrick & Struggles International, Inc.	271	6,423
Hill International, Inc. (a)	560	1,887
Huron Consulting Group, Inc. (a)	401	23,334
ICF International, Inc. (a)	333	11,445
IHS, Inc. Class A (a)	1,130	140,301
Insperity, Inc.	334	17,278
Kelly Services, Inc. Class A	469	8,967
Kforce, Inc.	395	7,734
Korn/Ferry International	792	22,406
ManpowerGroup, Inc.	1,213	98,762
Mistras Group, Inc. (a)	267	6,614
Navigant Consulting, Inc. (a)	800	12,648
On Assignment, Inc. (a)	825	30,459
Pendrell Corp. (a)	149	79
Resources Connection, Inc.	566	8,807
RPX Corp. (a)	896	10,089
TransUnion (a)	503	13,888
TriNet Group, Inc. (a)	649	9,313
TrueBlue, Inc. (a)	659	17,233
Volt Information Sciences, Inc. (a)	146	1,099
WageWorks, Inc. (a)	582	29,455

		608,153

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.3%
Acadia Realty Trust	1,152	40,470
AG Mortgage Investment Trust, Inc.	479	6,261
Agree Realty Corp.	379	14,580
Alexander’s, Inc.	40	15,222
Alexandria Real Estate Equities, Inc. REIT	1,225	111,340
Altisource Residential Corp. (b)	916	10,992
American Assets Trust, Inc.	610	24,351
American Campus Communities, Inc.	2,181	102,703
American Capital Agency Corp.	6,068	113,047
American Capital Mortgage Investment Corp. (b)	846	12,419
American Homes 4 Rent Class A	3,380	53,742
Annaly Capital Management, Inc.	15,921	163,349
Anworth Mortgage Asset Corp.	1,645	7,666
Apollo Commercial Real Estate Finance, Inc. (b)	901	14,686
Apollo Residential Mortgage, Inc.	543	7,287

Apple Hospitality REIT, Inc.	2,934	58,123
Ares Commercial Real Estate Corp. (b)	510	5,585
Armada Hoffler Properties, Inc.	336	3,780
ARMOUR Residential REIT, Inc. (b)	727	15,652
Ashford Hospitality Prime, Inc.	463	5,403
Ashford Hospitality Trust, Inc.	1,314	8,383
Bluerock Residential Growth REIT, Inc.	292	3,177
Brandywine Realty Trust	2,889	40,533
Brixmor Property Group, Inc.	2,867	73,453
Camden Property Trust	1,426	119,912
Capstead Mortgage Corp.	1,506	14,894
Care Capital Properties, Inc.	1,336	35,858
CareTrust REIT, Inc.	875	11,113
CatchMark Timber Trust, Inc. Class A	682	7,386
CBL & Associates Properties, Inc.	2,684	31,940
Cedar Realty Trust, Inc. (b)	1,283	9,276
Chatham Lodging Trust	587	12,579
Chesapeake Lodging Trust	954	25,243
Chimera Investment Corp.	3,077	41,816
Colony Capital, Inc. Class A	1,776	29,784
Colony Starwood Homes	593	14,677
Columbia Property Trust, Inc.	1,997	43,914
Communications Sales & Leasing, Inc. (a)	1,924	42,809
CorEnergy Infrastructure Trust, Inc. (b)	170	3,419
CoreSite Realty Corp.	430	30,104
Corporate Office Properties Trust	1,545	40,541
Corrections Corp. of America	1,985	63,619
Cousins Properties, Inc.	3,439	35,697
CubeSmart REIT	2,986	99,434
CyrusOne, Inc.	1,219	55,647
CYS Investments, Inc.	2,535	20,635
DCT Industrial Trust, Inc.	1,454	57,389
DDR Corp. REIT	5,021	89,324
DiamondRock Hospitality Co.	3,237	32,758
Digital Realty Trust, Inc. REIT	2,455	217,243
Douglas Emmett, Inc. REIT	2,395	72,113
Duke Realty Corp.	5,658	127,531
DuPont Fabros Technology, Inc.	1,070	43,367
Dynex Capital, Inc. (b)	1,024	6,810
Easterly Government Properties, Inc.	220	4,074
EastGroup Properties, Inc.	526	31,755
Education Realty Trust, Inc.	1,067	44,387
Empire State Realty Trust, Inc. Class A	1,809	31,712
EPR Properties	939	62,556
Equity Commonwealth (a)	2,088	58,923
Equity LifeStyle Properties, Inc.	1,408	102,404
Equity One, Inc.	1,430	40,984
FelCor Lodging Trust, Inc. (b)	2,351	19,090
First Industrial Realty Trust, Inc.	1,824	41,478
First Potomac Realty Trust	910	8,245
Forest City Realty Trust, Inc. Class A	3,838	80,943
Four Corners Property Trust, Inc.	1,005	18,040
Franklin Street Properties Corp.	1,489	15,798
Gaming and Leisure Properties, Inc.	1,474	45,576
GEO Group, Inc.	1,201	41,639
Getty Realty Corp.	479	9,499
Gladstone Commercial Corp.	280	4,586
Government Properties Income Trust (b)	1,129	20,153
Gramercy Property Trust	6,820	57,629
Great Ajax Corp.	74	828

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	544	$10,456
Hatteras Financial Corp.	1,861	26,612
Healthcare Realty Trust, Inc. REIT	1,680	51,895
Healthcare Trust of America, Inc. Class A	2,021	59,458
Hersha Hospitality Trust	797	17,008
Highwoods Properties, Inc.	1,583	75,683
Hospitality Properties Trust	2,453	65,152
Hudson Pacific Properties, Inc.	1,189	34,386
Independence Realty Trust, Inc.	443	3,154
InfraREIT, Inc. (a)	366	6,240
Invesco Mortgage Capital, Inc.	1,991	24,250
Investors Real Estate Trust	1,833	13,308
iStar, Inc. (a) (b)	1,442	13,930
Kilroy Realty Corp. REIT	1,442	89,217
Kite Realty Group Trust	1,402	38,849
Ladder Capital Corp. (b)	689	8,578
Lamar Advertising Co. Class A	1,326	81,549
LaSalle Hotel Properties REIT	1,859	47,051
Lexington Realty Trust	3,279	28,199
Liberty Property Trust REIT	2,461	82,345
LTC Properties, Inc.	591	26,737
Mack-Cali Realty Corp.	1,512	35,532
Medical Properties Trust, Inc.	3,829	49,700
MFA Financial, Inc.	6,118	41,908
Mid-America Apartment Communities, Inc.	1,258	128,580
Monmouth Real Estate Investment Corp.	928	11,034
Monogram Residential Trust, Inc.	2,642	26,050
National Health Investors, Inc. (b)	626	41,642
National Retail Properties, Inc.	2,383	110,095
National Storage Affiliates Trust	366	7,759
New Residential Investment Corp.	3,679	42,787
New Senior Investment Group, Inc.	1,428	14,708
New York Mortgage Trust, Inc. REIT (b)	1,660	7,868
New York REIT, Inc.	2,565	25,906
NexPoint Residential Trust, Inc.	292	3,822
NorthStar Realty Europe Corp.	1,000	11,600
NorthStar Realty Finance Corp.	3,059	40,134
Omega Healthcare Investors, Inc.	3,014	106,394
One Liberty Properties, Inc.	199	4,460
Orchid Island Capital, Inc. (b)	292	3,028
Outfront Media, Inc.	2,268	47,855
Paramount Group, Inc. REIT	2,862	45,649
Parkway Properties, Inc.	1,303	20,405
Pebblebrook Hotel Trust (b)	1,243	36,134
Pennsylvania Real Estate Investment Trust	1,139	24,887
PennyMac Mortgage Investment Trust (b)	1,245	16,982
Physicians Realty Trust	1,840	34,187
Piedmont Office Realty Trust, Inc. Class A	2,535	51,486
Post Properties, Inc. REIT	936	55,917
Potlatch Corp.	662	20,853
Preferred Apartment Communities, Inc. Class A (b)	366	4,641
PS Business Parks, Inc.	358	35,983
QTS Realty Trust, Inc. Class A, REIT	460	21,795
RAIT Financial Trust (b)	938	2,945
Ramco-Gershenson Properties Trust	1,276	23,006
Rayonier, Inc.	2,287	56,443

Redwood Trust, Inc.	1,384	18,103
Regency Centers Corp.	1,553	116,242
Resource Capital Corp. (b)	576	6,480
Retail Opportunity Investments Corp.	1,684	33,882
Retail Properties of America, Inc. Class A	3,882	61,530
Rexford Industrial Realty, Inc.	934	16,961
RLJ Lodging Trust	2,194	50,199
Rouse Properties, Inc.	593	10,899
Ryman Hospitality Properties, Inc.	720	37,066
Sabra Health Care REIT, Inc.	1,065	21,396
Saul Centers, Inc.	160	8,483
Select Income	980	22,589
Senior Housing Properties Trust	3,926	70,236
Silver Bay Realty Trust Corp.	646	9,593
Sovran Self Storage, Inc.	632	74,544
Spirit Realty Capital, Inc. REIT	7,223	81,259
STAG Industrial, Inc.	1,099	22,376
Starwood Property Trust, Inc.	3,992	75,569
STORE Capital Corp.	613	15,864
Summit Hotel Properties, Inc.	1,416	16,950
Sun Communities, Inc. REIT	896	64,163
Sunstone Hotel Investors, Inc. REIT	3,812	53,368
Tanger Factory Outlet Centers, Inc.	1,546	56,259
Taubman Centers, Inc.	1,022	72,797
Terreno Realty Corp.	711	16,673
Two Harbors Investment Corp.	6,074	48,228
UMH Properties, Inc. (b)	270	2,678
United Development Funding IV (b)	512	1,638
Universal Health Realty Income Trust	199	11,194
Urban Edge Properties	1,496	38,657
Urstadt Biddle Properties, Inc. Class A	479	10,035
VEREIT, Inc.	15,466	137,183
Washington Real Estate Investment Trust (b)	1,127	32,920
Weingarten Realty Investors REIT	2,073	77,779
Western Asset Mortgage Capital Corp.	692	6,955
Whitestone REIT (b)	347	4,362
WP Carey, Inc. (b)	1,781	110,849
WP Glimcher, Inc.	3,016	28,622
Xenia Hotels & Resorts, Inc.	1,764	27,554

		6,677,702

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Alexander & Baldwin, Inc.	833	30,555
Altisource Portfolio Solutions SA (a) (b)	155	3,743
AV Homes, Inc. (a)	211	2,397
Consolidated-Tomoka Land Co	57	2,630
Forestar Group, Inc. (a) (b)	609	7,941
FRP Holdings, Inc. (a)	139	4,948
Howard Hughes Corp. (a)	661	69,993
Jones Lang LaSalle, Inc.	739	86,700
Kennedy-Wilson Holdings, Inc. (b)	1,486	32,544
Marcus & Millichap, Inc. (a)	207	5,256
RE/MAX Holdings, Inc. Class A	170	5,831
Realogy Holdings Corp. (a)	2,458	88,758
RMR Group, Inc. Class A (a)	200	5,002
St. Joe Co. (a) (b)	1,068	18,316
Tejon Ranch Co. (a) (b)	203	4,176

		368,790

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ROAD & RAIL — 0.8%
AMERCO	125	$44,664
ArcBest Corp.	430	9,284
Avis Budget Group, Inc. (a)	1,672	45,746
Celadon Group, Inc.	643	6,739
Covenant Transportation Group, Inc. Class A (a)	220	5,322
Genesee & Wyoming, Inc. Class A (a)	954	59,816
Heartland Express, Inc.	828	15,359
Hertz Global Holdings, Inc. (a)	6,639	69,909
Knight Transportation, Inc. (b)	984	25,731
Landstar System, Inc. (b)	763	49,297
Marten Transport, Ltd.	401	7,507
Old Dominion Freight Line, Inc. (a)	1,211	84,310
Roadrunner Transportation Systems, Inc. (a)	441	5,495
Saia, Inc. (a)	398	11,204
Swift Transportation Co. (a) (b)	1,397	26,026
Universal Truckload Services, Inc.	57	939
USA Truck, Inc. (a)	90	1,695
Werner Enterprises, Inc.	723	19,637
YRC Worldwide, Inc. (a) (b)	464	4,324

		493,004

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (a)	668	23,240
Advanced Micro Devices, Inc. (a) (b)	10,430	29,725
Alpha & Omega Semiconductor, Ltd. (a)	343	4,065
Ambarella, Inc. (a) (b)	508	22,708
Amkor Technology, Inc. (a)	1,439	8,476
Applied Micro Circuits Corp. (a) (b)	1,220	7,881
Atmel Corp.	6,950	56,434
Axcelis Technologies, Inc. (a)	1,965	5,502
Brooks Automation, Inc.	1,048	10,899
Cabot Microelectronics Corp.	401	16,405
Cascade Microtech, Inc. (a)	187	3,856
Cavium, Inc. (a)	927	56,695
CEVA, Inc. (a)	334	7,515
Cirrus Logic, Inc. (a)	1,075	39,141
Cohu, Inc.	481	5,714
Cree, Inc. (a)	1,743	50,721
Cypress Semiconductor Corp. (b)	5,262	45,569
Diodes, Inc. (a)	595	11,959
DSP Group, Inc. (a)	333	3,037
Entegris, Inc. (a)	2,316	31,544
Exar Corp. (a)	675	3,881
Fairchild Semiconductor International, Inc. (a)	1,876	37,520
FormFactor, Inc. (a)	942	6,848
Inphi Corp. (a) (b)	638	21,271
Integrated Device Technology, Inc. (a)	2,359	48,218
Intersil Corp. Class A	2,115	28,278
IXYS Corp.	398	4,466
Kopin Corp. (a) (b)	1,226	2,035
Lattice Semiconductor Corp. (a) (b)	1,880	10,678
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	357	15,633
Marvell Technology Group, Ltd.	7,747	79,872
Mattson Technology, Inc. (a)	1,176	4,292

Maxim Integrated Products, Inc.	4,692	172,572
MaxLinear, Inc. Class A (a)	960	17,760
Microsemi Corp. (a)	1,820	69,724
MKS Instruments, Inc.	857	32,266
Monolithic Power Systems, Inc.	638	40,602
Nanometrics, Inc. (a)	401	6,352
NeoPhotonics Corp. (a)	442	6,206
NVE Corp.	63	3,561
ON Semiconductor Corp. (a)	7,288	69,892
PDF Solutions, Inc. (a)	479	6,409
Photronics, Inc. (a)	1,081	11,253
Power Integrations, Inc.	553	27,462
Rambus, Inc. (a) (b)	1,916	26,345
Rudolph Technologies, Inc. (a)	543	7,417
Semtech Corp. (a)	1,051	23,111
Sigma Designs, Inc. (a)	588	3,998
Silicon Laboratories, Inc. (a)	749	33,675
SunEdison, Inc. (a) (b)	4,333	2,341
SunPower Corp. (a) (b)	894	19,972
Synaptics, Inc. (a)	609	48,562
Teradyne, Inc.	3,567	77,012
Tessera Technologies, Inc.	860	26,660
Ultra Clean Holdings, Inc. (a)	398	2,133
Ultratech, Inc. (a)	464	10,134
Veeco Instruments, Inc. (a)	668	13,013
Xcerra Corp. (a)	888	5,790

		1,468,300

SOFTWARE — 4.3%
A10 Networks, Inc. (a) (b)	366	2,167
ACI Worldwide, Inc. (a)	1,894	39,376
American Software, Inc. Class A	398	3,582
ANSYS, Inc. (a)	1,556	139,200
Aspen Technology, Inc. (a)	1,370	49,498
Atlassian Corp. PLC Class A (a)	400	10,060
AVG Technologies NV (a)	675	14,006
Barracuda Networks, Inc. (a) (b)	131	2,017
Blackbaud, Inc.	763	47,985
Bottomline Technologies de, Inc. (a) (b)	678	20,672
BroadSoft, Inc. (a) (b)	464	18,722
Cadence Design Systems, Inc. (a)	4,980	117,428
Callidus Software, Inc. (a)	951	15,863
CDK Global, Inc.	2,715	126,383
CommVault Systems, Inc. (a)	826	35,658
Digimarc Corp. (a) (b)	139	4,212
Digital Turbine, Inc. (a) (b)	808	962
Ebix, Inc. (b)	471	19,212
Ellie Mae, Inc. (a) (b)	478	43,326
EnerNOC, Inc. (a) (b)	388	2,902
Epiq Systems, Inc.	532	7,991
Fair Isaac Corp.	543	57,607
FireEye, Inc. (a) (b)	2,364	42,528
Fleetmatics Group PLC (a)	643	26,177
Fortinet, Inc. (a)	2,433	74,523
Gigamon, Inc. (a)	431	13,370
Globant SA (a)	236	7,283
Glu Mobile, Inc. (a) (b)	2,149	6,060
Guidance Software, Inc. (a) (b)	262	1,127
Guidewire Software, Inc. (a)	1,211	65,975
HubSpot, Inc. (a)	310	13,522

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Imperva, Inc. (a) (b)	441	$22,271
Infoblox, Inc. (a) (b)	883	15,099
Interactive Intelligence Group, Inc. (a) (b)	267	9,724
Jive Software, Inc. (a) (b)	1,233	4,661
Manhattan Associates, Inc. (a)	1,230	69,950
Mentor Graphics Corp.	1,743	35,435
MicroStrategy, Inc. Class A (a)	157	28,216
MobileIron, Inc. (a) (b)	682	3,083
Model N, Inc. (a) (b)	351	3,780
Monotype Imaging Holdings, Inc.	675	16,146
NetSuite, Inc. (a) (b)	649	44,450
Nuance Communications, Inc. (a)	4,308	80,517
Park City Group, Inc. (a)	90	814
Paycom Software, Inc. (a) (b)	528	18,797
Paylocity Holding Corp. (a) (b)	277	9,069
Pegasystems, Inc.	588	14,923
Progress Software Corp. (a)	780	18,814
Proofpoint, Inc. (a) (b)	686	36,893
PROS Holdings, Inc. (a)	410	4,834
PTC, Inc. (a)	1,926	63,866
QAD, Inc. Class A	142	3,018
Qlik Technologies, Inc. (a)	1,470	42,512
Qualys, Inc. (a)	390	9,871
Rapid7, Inc. (a) (b)	90	1,176
RealPage, Inc. (a)	878	18,298
RingCentral, Inc. Class A (a) (b)	819	12,899
Rovi Corp. (a)	1,423	29,186
Rubicon Project, Inc. (a)	382	6,983
Sapiens International Corp. NV	347	4,157
Seachange International, Inc. (a)	613	3,384
ServiceNow, Inc. (a)	2,560	156,621
Silver Spring Networks, Inc. (a) (b)	578	8,526
Splunk, Inc. (a) (b)	2,059	100,747
SS&C Technologies Holdings, Inc. (b)	1,419	89,993
Synchronoss Technologies, Inc. (a)	674	21,797
Synopsys, Inc. (a)	2,667	129,189
Tableau Software, Inc. Class A (a)	821	37,659
Take-Two Interactive Software, Inc. (a)	1,381	52,022
Tangoe, Inc. (a) (b)	687	5,420
Telenav, Inc. (a)	343	2,024
Textura Corp. (a)	310	5,775
TiVo, Inc. (a)	1,583	15,054
TubeMogul, Inc. (a) (b)	220	2,847
Tyler Technologies, Inc. (a)	545	70,092
Ultimate Software Group, Inc. (a)	481	93,074
Varonis Systems, Inc. (a) (b)	85	1,551
VASCO Data Security International, Inc. (a) (b)	461	7,099
Verint Systems, Inc. (a)	1,063	35,483
VirnetX Holding Corp. (a) (b)	1,029	4,723
VMware, Inc. Class A (a) (b)	1,353	70,775
Workday, Inc. Class A (a)	1,747	134,240
Workiva, Inc. (a)	146	1,701
Xura, Inc. (a)	410	8,065
Zendesk, Inc. (a) (b)	847	17,728
Zix Corp. (a)	1,076	4,229
Zynga, Inc. Class A (a)	12,148	27,697

		2,766,351

SPECIALTY RETAIL — 2.8%
Aaron’s, Inc.	1,001	25,125
Abercrombie & Fitch Co. Class A (b)	1,095	34,536
America’s Car-Mart, Inc. (a)	131	3,275
American Eagle Outfitters, Inc.	3,120	52,010
Asbury Automotive Group, Inc. (a)	447	26,749
Ascena Retail Group, Inc. (a)	2,873	31,775
Barnes & Noble Education, Inc. (a)	508	4,978
Barnes & Noble, Inc.	807	9,975
bebe stores, Inc. (b)	161	89
Big 5 Sporting Goods Corp.	347	3,855
Boot Barn Holdings, Inc. (a)	146	1,372
Buckle, Inc. (b)	464	15,716
Build-A-Bear Workshop, Inc. (a)	187	2,429
Burlington Stores, Inc. (a)	1,310	73,674
Cabela’s, Inc. (a) (b)	826	40,218
Caleres, Inc.	754	21,331
Cato Corp. Class A	393	15,150
Chico’s FAS, Inc.	2,290	30,388
Children’s Place, Inc.	313	26,126
Christopher & Banks Corp. (a)	148	354
Citi Trends, Inc.	265	4,725
Conn’s, Inc. (a) (b)	410	5,109
CST Brands, Inc.	1,245	47,671
Destination XL Group, Inc. (a)	743	3,841
Dick’s Sporting Goods, Inc.	1,552	72,556
DSW, Inc. Class A (b)	1,163	32,145
Express, Inc. (a)	1,375	29,439
Finish Line, Inc. Class A	715	15,087
Five Below, Inc. (a) (b)	923	38,157
Foot Locker, Inc. (b)	2,395	154,478
Francesca’s Holdings Corp. (a)	642	12,301
Genesco, Inc. (a)	398	28,756
GNC Holdings, Inc. Class A	1,452	46,101
Group 1 Automotive, Inc.	429	25,178
Guess?, Inc.	1,006	18,883
Haverty Furniture Cos., Inc.	333	7,046
Hibbett Sports, Inc. (a) (b)	381	13,678
Kirkland’s, Inc.	275	4,815
Lithia Motors, Inc. Class A (b)	392	34,233
Lumber Liquidators Holdings, Inc. (a) (b)	479	6,284
MarineMax, Inc. (a)	401	7,807
Mattress Firm Holding Corp. (a) (b)	325	13,777
Michaels Cos., Inc. (a)	1,064	29,760
Monro Muffler Brake, Inc.	521	37,236
Murphy USA, Inc. (a)	801	49,221
Office Depot, Inc. (a)	9,273	65,838
Outerwall, Inc. (b)	291	10,764
Party City Holdco, Inc. (a)	366	5,505
Penske Automotive Group, Inc.	749	28,387
Pier 1 Imports, Inc. (b)	1,654	11,595
Rent-A-Center, Inc. (b)	833	13,203
Restoration Hardware Holdings, Inc. (a)	621	26,020
Sally Beauty Holdings, Inc. (a)	2,714	87,879
Select Comfort Corp. (a)	826	16,016
Shoe Carnival, Inc.	270	7,279
Sonic Automotive, Inc. Class A	522	9,647
Sportsman’s Warehouse Holdings, Inc. (a)	446	5,620
Stage Stores, Inc.	527	4,248
Stein Mart, Inc.	286	2,096

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Tailored Brands, Inc.	828	$14,821
Tile Shop Holdings, Inc. (a)	536	7,992
Tilly’s, Inc. Class A (a)	207	1,385
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,093	211,758
Vitamin Shoppe, Inc. (a)	450	13,932
West Marine, Inc. (a)	347	3,154
Williams-Sonoma, Inc.	1,573	86,106
Winmark Corp. (b)	31	3,037
Zumiez, Inc. (a) (b)	321	6,394

		1,800,085

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	2,025	31,327
Avid Technology, Inc. (a)	512	3,461
CPI Card Group, Inc.	500	4,120
Cray, Inc. (a) (b)	668	27,996
Diebold, Inc. (b)	1,085	31,367
Eastman Kodak Co. (a) (b)	283	3,071
Electronics For Imaging, Inc. (a)	773	32,767
Imation Corp. (a)	142	220
Immersion Corp. (a)	464	3,833
Lexmark International, Inc. Class A	1,040	34,767
NCR Corp. (a)	2,795	83,654
Nimble Storage, Inc. (a)	1,016	7,965
Pure Storage, Inc. Class A (a) (b)	600	8,214
Quantum Corp. (a)	3,868	2,360
Silicon Graphics International Corp. (a) (b)	610	4,343
Stratasys, Ltd. (a)	920	23,846
Super Micro Computer, Inc. (a)	608	20,721
Violin Memory, Inc. (a) (b)	1,321	690

		324,722

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	853	89,889
Cherokee, Inc. (a)	146	2,597
Columbia Sportswear Co.	468	28,122
Crocs, Inc. (a)	1,226	11,794
Culp, Inc.	131	3,435
Deckers Outdoor Corp. (a) (b)	515	30,854
Fossil Group, Inc. (a) (b)	800	35,536
G-III Apparel Group, Ltd. (a)	636	31,094
Iconix Brand Group, Inc. (a) (b)	1,071	8,621
Kate Spade & Co. (a)	2,192	55,940
lululemon athletica, Inc. (a)	1,908	129,191
Movado Group, Inc.	254	6,993
Oxford Industries, Inc.	265	17,816
Perry Ellis International, Inc. (a)	199	3,663
Sequential Brands Group, Inc. (a)	497	3,176
Skechers U.S.A., Inc. Class A (a)	2,139	65,132
Steven Madden, Ltd. (a)	973	36,040
Superior Uniform Group, Inc.	146	2,602
Tumi Holdings, Inc. (a)	885	23,736
Unifi, Inc. (a)	270	6,186
Vera Bradley, Inc. (a) (b)	411	8,360
Vince Holding Corp. (a)	500	3,165
Wolverine World Wide, Inc.	1,634	30,098

		634,040

THRIFTS & MORTGAGE FINANCE — 1.1%
Anchor Bancorp Wisconsin, Inc. (a)	90	4,055
Astoria Financial Corp.	1,545	24,473
Bank Mutual Corp.	806	6,101
BankFinancial Corp.	263	3,109
Bear State Financial, Inc. (a)	220	2,039
Beneficial Bancorp, Inc. (a)	1,292	17,687
BofI Holding, Inc. (a) (b)	998	21,297
BSB Bancorp, Inc. (a)	146	3,281
Capitol Federal Financial, Inc.	2,222	29,464
Charter Financial Corp.	258	3,483
Clifton Bancorp, Inc.	409	6,184
Dime Community Bancshares, Inc.	471	8,299
Essent Group, Ltd. (a)	934	19,427
EverBank Financial Corp.	1,509	22,771
Federal Agricultural Mortgage Corp. Class C	207	7,810
First Defiance Financial Corp.	121	4,648
Flagstar Bancorp, Inc. (a)	333	7,146
Fox Chase Bancorp, Inc.	199	3,845
Hingham Institution for Savings (b)	25	2,978
HomeStreet, Inc. (a)	344	7,159
Impac Mortgage Holdings, Inc. (a)	146	2,025
Kearny Financial Corp.	1,482	18,303
LendingTree, Inc. (a) (b)	96	9,387
Meridian Bancorp, Inc.	906	12,612
Meta Financial Group, Inc.	102	4,651
MGIC Investment Corp. (a)	5,589	42,868
Nationstar Mortgage Holdings, Inc. (a) (b)	678	6,712
New York Community Bancorp, Inc.	7,985	126,962
NMI Holdings, Inc. Class A (a)	846	4,272
Northfield Bancorp, Inc. (b)	765	12,577
Northwest Bancshares, Inc.	1,567	21,170
OceanFirst Financial Corp.	275	4,862
Ocwen Financial Corp. (a)	1,697	4,192
Oritani Financial Corp.	735	12,473
PennyMac Financial Services, Inc. Class A (a)	194	2,281
PHH Corp. (a)	817	10,245
Provident Financial Services, Inc.	1,086	21,926
Radian Group, Inc.	3,057	37,907
Stonegate Mortgage Corp. (a) (b)	170	976
Territorial Bancorp, Inc.	137	3,570
TFS Financial Corp.	1,042	18,100
TrustCo Bank Corp.	1,689	10,235
United Community Financial Corp.	755	4,432
United Financial Bancorp, Inc.	792	9,971
Walker & Dunlop, Inc. (a)	412	9,999
Walter Investment Management Corp. (a)	594	4,538
Washington Federal, Inc.	1,572	35,606
Waterstone Financial, Inc.	527	7,209
WSFS Financial Corp.	496	16,130

		681,447

TOBACCO — 0.1%
Universal Corp. (b)	427	24,258
Vector Group, Ltd.	1,423	32,501

		56,759

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	1,701	$54,636
Aircastle, Ltd.	1,028	22,863
Applied Industrial Technologies, Inc.	708	30,727
Beacon Roofing Supply, Inc. (a)	792	32,480
BMC Stock Holdings, Inc. (a)	744	12,365
CAI International, Inc. (a)	261	2,521
DXP Enterprises, Inc. (a)	214	3,758
GATX Corp. (b)	762	36,195
H&E Equipment Services, Inc.	544	9,536
HD Supply Holdings, Inc. (a)	2,801	92,629
Kaman Corp. (b)	483	20,619
Lawson Products, Inc. (a)	74	1,449
MRC Global, Inc. (a)	1,714	22,522
MSC Industrial Direct Co., Inc. Class A	786	59,980
Neff Corp. Class A (a) (b)	90	670
NOW, Inc. (a)	1,702	30,160
Rush Enterprises, Inc. Class A (a)	569	10,379
TAL International Group, Inc. (a)	561	8,662
Textainer Group Holdings, Ltd. (b)	361	5,357
Titan Machinery, Inc. (a)	347	4,011
Univar, Inc. (a)	651	11,184
Veritiv Corp. (a) (b)	139	5,179
Watsco, Inc.	446	60,094
WESCO International, Inc. (a) (b)	736	40,237

		578,213

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	1,152	77,691
Wesco Aircraft Holdings, Inc. (a) (b)	1,047	15,066

		92,757

WATER UTILITIES — 0.3%
American States Water Co.	594	23,380
Aqua America, Inc.	2,917	92,819
Artesian Resources Corp. Class A	136	3,803
California Water Service Group (b)	792	21,162
Connecticut Water Service, Inc.	204	9,200
Consolidated Water Co., Ltd.	220	2,677
Middlesex Water Co.	267	8,237
SJW Corp.	267	9,706
York Water Co.	194	5,921

		176,905

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Boingo Wireless, Inc. (a)	698	5,388
NTELOS Holdings Corp. (a) (b)	270	2,484
Shenandoah Telecommunications Co.	794	21,239
Spok Holdings, Inc.	411	7,197
Sprint Corp. (a) (b)	11,988	41,718
T-Mobile US, Inc. (a)	4,526	173,346
Telephone & Data Systems, Inc.	1,574	47,362
United States Cellular Corp. (a)	229	10,463

		309,197

TOTAL COMMON STOCKS (Cost $60,932,609)		64,306,910

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0%
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (b)	367	$—

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
Tejon Ranch Co. (expiring 8/31/16) (a)	48	—

TOTAL WARRANTS (Cost $285)		—

RIGHTS — 0.0%
BIOTECHNOLOGY — 0.0%
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a)	800	—

WIRELESS TELECOMMUNICATION SERVICES — 0.0%
Leap Wireless International, Inc. (CVR) (expiring 3/31/16) (a)	1,110	2,797

TOTAL RIGHTS (Cost $2,797)		2,797

SHORT-TERM INVESTMENTS — 10.7%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	6,801,557	6,801,557
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	127,788	127,788

TOTAL SHORT-TERM INVESTMENTS (Cost $6,929,345)		6,929,345

TOTAL INVESTMENTS — 110.4% (Cost $67,865,036)		71,239,052
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(6,713,073)

NET ASSETS — 100.0%		$64,525,979

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,132,714	$—	$—	$1,132,714
Air Freight & Logistics	136,102	—	—	136,102
Airlines	490,447	—	—	490,447
Auto Components.	590,804	—	—	590,804
Automobiles	429,524	—	—	429,524
Banks	3,602,536	—	—	3,602,536
Beverages	56,580	—	—	56,580
Biotechnology	2,280,473	2,894	—	2,283,367
Building Products	771,602	—	—	771,602
Capital Markets	1,038,951	—	—	1,038,951
Chemicals	1,583,193	—	—	1,583,193
Commercial Services & Supplies	1,118,356	—	—	1,118,356
Communications Equipment	966,565	—	—	966,565
Construction & Engineering	448,456	—	—	448,456
Construction Materials	111,684	—	—	111,684
Consumer Finance	377,082	—	—	377,082
Containers & Packaging	673,897	—	—	673,897
Distributors	266,198	—	—	266,198
Diversified Consumer Services	454,134	—	—	454,134
Diversified Financial Services	569,227	—	—	569,227
Diversified Telecommunication Services	473,111	—	—	473,111
Electric Utilities	873,845	—	—	873,845
Electrical Equipment.	562,384	—	—	562,384
Electronic Equipment, Instruments & Components	1,799,111	—	—	1,799,111
Energy Equipment & Services	722,429	—	—	722,429
Food & Staples Retailing.	458,093	—	—	458,093
Food Products	1,160,403	—	—	1,160,403
Gas Utilities	817,339	—	—	817,339
Health Care Equipment & Supplies	1,823,538	—	—	1,823,538
Health Care Providers & Services	1,209,771	—	—	1,209,771
Health Care Technology	341,501	—	—	341,501
Hotels, Restaurants & Leisure	2,415,374	—	—	2,415,374
Household Durables	907,182	—	—	907,182
Household Products	150,493	—	—	150,493
Independent Power Producers & Energy Traders	230,662	—	—	230,662
Industrial Conglomerates.	122,978	—	—	122,978
Insurance	2,845,369	—	—	2,845,369
Internet & Catalog Retail.	498,252	—	—	498,252
Internet Software & Services	1,264,439	—	—	1,264,439
IT Services	2,289,320	—	—	2,289,320
Leisure Equipment & Products	328,308	—	—	328,308
Life Sciences Tools & Services	736,841	—	—	736,841
Machinery	2,217,020	—	—	2,217,020
Marine.	89,795	—	—	89,795
Media	1,984,437	—	—	1,984,437
Metals & Mining	664,645	—	—	664,645
Multi-Utilities	430,052	—	—	430,052
Multiline Retail	153,178	—	—	153,178
Oil, Gas & Consumable Fuels	1,506,101	—	—	1,506,101
Paper & Forest Products	190,043	—	—	190,043
Personal Products	319,002	—	—	319,002
Pharmaceuticals	584,050	—	—	584,050
Professional Services	608,153	—	—	608,153
Real Estate Investment Trusts (REITs)	6,676,064	1,638	—	6,677,702
Real Estate Management & Development	368,790	—	—	368,790

See accompanying Notes to Schedule of Investments

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Road & Rail	$493,004		$—		$—	$493,004
Semiconductors & Semiconductor Equipment	1,468,300		—		—	1,468,300
Software	2,766,351		—		—	2,766,351
Specialty Retail	1,800,085		—		—	1,800,085
Technology Hardware, Storage & Peripherals	324,722		—		—	324,722
Textiles, Apparel & Luxury Goods	634,040		—		—	634,040
Thrifts & Mortgage Finance	681,447		—		—	681,447
Tobacco	56,759		—		—	56,759
Trading Companies & Distributors	578,213		—		—	578,213
Transportation Infrastructure	92,757		—		—	92,757
Water Utilities	176,905		—		—	176,905
Wireless Telecommunication Services	309,197		—		—	309,197
Warrants
Oil, Gas & Consumable Fuels	—		0	(b)	—	—
Real Estate Management & Development	0	(a)	—		—	—
Rights
Biotechnology	—		0	(b)	—	—
Wireless Telecommunication Services	—		2,797		—	2,797
Short-Term Investments	6,929,345		—		—	6,929,345

TOTAL INVESTMENTS	$71,231,723		$7,329		$—	$71,239,052

(a)	Fund held a Level 1 security that was valued at $0 at March 31, 2016.
(b)	Fund held a Level 2 security that was valued at $0 at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.9%
B/E Aerospace, Inc.	18,625	$858,985
Curtiss-Wright Corp.	8,301	628,137
Huntington Ingalls Industries, Inc.	10,067	1,378,575

		2,865,697

AIRLINES — 2.4%
Alaska Air Group, Inc.	52,816	4,331,968
JetBlue Airways Corp. (a)	136,050	2,873,376

		7,205,344

AUTO COMPONENTS — 0.4%
Gentex Corp. (b)	75,891	1,190,730

AUTOMOBILES — 0.2%
Thor Industries, Inc.	9,524	607,346

BANKS — 5.1%
BancorpSouth, Inc.	17,938	382,259
Bank of Hawaii Corp. (b)	11,165	762,346
Bank of the Ozarks, Inc.	34,556	1,450,315
Cathay General Bancorp	20,360	576,799
Commerce Bancshares, Inc.	18,707	840,879
East West Bancorp, Inc.	39,639	1,287,475
First Horizon National Corp.	100,667	1,318,738
Fulton Financial Corp.	33,834	452,699
PrivateBancorp, Inc.	33,630	1,298,118
Signature Bank (a)	22,564	3,071,412
SVB Financial Group (a)	21,862	2,231,017
Synovus Financial Corp.	28,321	818,760
Webster Financial Corp.	22,102	793,462

		15,284,279

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	2,821	522,082

BIOTECHNOLOGY — 0.7%
United Therapeutics Corp. (a) (b)	19,203	2,139,790

BUILDING PRODUCTS — 2.8%
AO Smith Corp.	31,636	2,414,143
Fortune Brands Home & Security, Inc. (b)	66,802	3,743,584
Lennox International, Inc. (b)	16,851	2,278,087

		8,435,814

CAPITAL MARKETS — 2.1%
Eaton Vance Corp.	23,800	797,776
Federated Investors, Inc. Class B	19,630	566,325
Janus Capital Group, Inc.	31,750	464,502
Raymond James Financial, Inc.	23,362	1,112,265
SEI Investments Co.	58,183	2,504,778
Waddell & Reed Financial, Inc. Class A (b)	16,303	383,773
WisdomTree Investments, Inc. (b)	47,918	547,703

		6,377,122

CHEMICALS — 2.8%
Ashland, Inc.	13,682	1,504,473
Minerals Technologies, Inc.	9,329	530,354
NewMarket Corp.	2,445	968,856
PolyOne Corp.	16,934	512,254
RPM International, Inc.	29,301	1,386,816
Scotts Miracle-Gro Co. Class A	11,537	839,547

Sensient Technologies Corp.	10,255	650,782
Valspar Corp.	18,190	1,946,694

		8,339,776

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Copart, Inc. (a)	28,915	1,178,865
Deluxe Corp. (b)	10,570	660,519
Herman Miller, Inc.	12,456	384,766
Rollins, Inc.	39,821	1,079,945
Waste Connections, Inc.	51,888	3,351,446

		6,655,541

COMMUNICATIONS EQUIPMENT — 1.3%
ARRIS International PLC (a) (b)	76,064	1,743,387
Ciena Corp. (a) (b)	54,741	1,041,174
InterDigital, Inc. (b)	6,547	364,341
Plantronics, Inc.	8,946	350,594
Polycom, Inc. (a)	29,470	328,590

		3,828,086

CONSTRUCTION & ENGINEERING — 0.1%
KBR, Inc.	23,468	363,285

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	20,908	1,465,860

CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	15,462	1,212,375
Packaging Corp. of America	39,949	2,412,920
Silgan Holdings, Inc.	8,881	472,203

		4,097,498

DISTRIBUTORS — 1.9%
LKQ Corp. (a)	129,744	4,142,726
Pool Corp.	17,800	1,561,772

		5,704,498

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	82,516	2,036,495

DIVERSIFIED FINANCIAL SERVICES — 3.2%
CBOE Holdings, Inc.	34,618	2,261,594
FactSet Research Systems, Inc.	17,496	2,651,169
MarketAxess Holdings, Inc.	15,907	1,985,671
MSCI, Inc.	37,672	2,790,741

		9,689,175

ELECTRIC UTILITIES — 0.2%
IDACORP, Inc.	9,844	734,264

ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	18,545	4,045,406
Hubbell, Inc.	9,512	1,007,606

		5,053,012

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Belden, Inc.	9,988	613,063
Cognex Corp.	35,995	1,402,005
FEI Co.	7,792	693,566
IPG Photonics Corp. (a) (b)	15,444	1,483,860
National Instruments Corp.	21,403	644,444
Trimble Navigation, Ltd. (a)	43,572	1,080,586
Zebra Technologies Corp. Class A (a)	22,045	1,521,105

		7,438,629

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc.	8,932	$1,012,174
Sprouts Farmers Market, Inc. (a)	59,862	1,738,392
SUPERVALU, Inc. (a)	59,660	343,642

		3,094,208

FOOD PRODUCTS — 3.7%
Flowers Foods, Inc.	79,119	1,460,537
Hain Celestial Group, Inc. (a)	24,432	999,513
Ingredion, Inc.	13,435	1,434,724
Lancaster Colony Corp.	5,265	582,151
Post Holdings, Inc. (a)	27,122	1,865,180
Snyder’s-Lance, Inc.	19,400	610,712
Tootsie Roll Industries, Inc. (b)	4,265	149,030
TreeHouse Foods, Inc. (a)	11,491	996,844
WhiteWave Foods Co. (a)	74,735	3,037,230

		11,135,921

GAS UTILITIES — 1.0%
Atmos Energy Corp.	19,041	1,413,985
National Fuel Gas Co. (b)	13,612	681,281
WGL Holdings, Inc.	12,077	874,012

		2,969,278

HEALTH CARE EQUIPMENT & SUPPLIES — 6.4%
Abiomed, Inc. (a)	16,500	1,564,365
Align Technology, Inc. (a)	30,698	2,231,438
Cooper Cos., Inc.	9,811	1,510,600
Halyard Health, Inc. (a)	7,898	226,909
Hill-Rom Holdings, Inc.	15,626	785,988
IDEXX Laboratories, Inc. (a) (b)	37,987	2,975,142
LivaNova PLC (a)	18,025	972,989
ResMed, Inc.	59,338	3,430,923
STERIS PLC (b)	36,392	2,585,652
Teleflex, Inc. (b)	10,741	1,686,444
West Pharmaceutical Services, Inc.	20,231	1,402,413

		19,372,863

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Amsurg Corp. (a)	22,727	1,695,434
MEDNAX, Inc. (a)	39,736	2,567,740
Molina Healthcare, Inc. (a) (b)	9,082	585,698
VCA, Inc. (a)	34,172	1,971,383
WellCare Health Plans, Inc. (a)	8,749	811,470

		7,631,725

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	35,302	466,339

HOTELS, RESTAURANTS & LEISURE — 3.6%
Brinker International, Inc.	10,680	490,746
Buffalo Wild Wings, Inc. (a) (b)	7,962	1,179,331
Cheesecake Factory, Inc.	8,976	476,536
Cracker Barrel Old Country Store, Inc. (b)	4,297	656,023
Domino’s Pizza, Inc. (b)	21,096	2,781,719
Dunkin’ Brands Group, Inc. (b)	38,864	1,833,215
Jack in the Box, Inc.	8,853	565,441
Panera Bread Co. Class A (a)	9,703	1,987,465
Wendy’s Co.	92,694	1,009,438

		10,979,914

HOUSEHOLD DURABLES — 3.3%
CalAtlantic Group, Inc.	17,172	573,888
Jarden Corp. (a)	42,882	2,527,894
MDC Holdings, Inc.	7,955	199,352
NVR, Inc. (a)	1,504	2,605,530
Tempur Sealy International, Inc. (a) (b)	26,487	1,610,145
Toll Brothers, Inc. (a)	65,705	1,938,955
TRI Pointe Group, Inc. (a)	33,357	392,945

		9,848,709

HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	11,239	455,292

INSURANCE — 2.4%
American Financial Group, Inc.	15,003	1,055,761
Arthur J Gallagher & Co.	39,778	1,769,326
Brown & Brown, Inc.	31,228	1,117,962
Old Republic International Corp.	103,222	1,886,898
Primerica, Inc. (b)	11,832	526,879
RenaissanceRe Holdings, Ltd. (b)	8,422	1,009,208

		7,366,034

INTERNET SOFTWARE & SERVICES — 0.7%
comScore, Inc. (a)	13,151	395,056
j2 Global, Inc. (b)	19,625	1,208,508
Rackspace Hosting, Inc. (a)	22,804	492,338

		2,095,902

IT SERVICES — 6.4%
Acxiom Corp. (a)	15,101	323,765
Broadridge Financial Solutions, Inc.	50,341	2,985,725
Convergys Corp. (b)	40,960	1,137,459
CoreLogic, Inc. (a)	22,754	789,564
DST Systems, Inc.	13,463	1,518,222
Gartner, Inc. (a)	34,875	3,116,081
Global Payments, Inc.	54,752	3,575,305
Jack Henry & Associates, Inc.	33,382	2,823,116
Leidos Holdings, Inc.	10,344	520,510
MAXIMUS, Inc.	27,451	1,445,021
NeuStar, Inc. Class A (a)	12,271	301,867
WEX, Inc. (a)	9,699	808,509

		19,345,144

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Brunswick Corp.	18,144	870,549
Polaris Industries, Inc.	14,070	1,385,613
Vista Outdoor, Inc. (a)	25,915	1,345,248

		3,601,410

LIFE SCIENCES TOOLS & SERVICES — 2.8%
Bio-Techne Corp.	15,767	1,490,297
Charles River Laboratories International, Inc. (a)	19,838	1,506,498
Mettler-Toledo International, Inc. (a)	11,428	3,939,917
PAREXEL International Corp. (a)	22,708	1,424,473

		8,361,185

MACHINERY — 3.3%
Crane Co.	9,454	509,192
Donaldson Co., Inc. (b)	21,416	683,385
Graco, Inc.	14,991	1,258,644
IDEX Corp.	17,654	1,463,163

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ITT Corp.	15,929	$587,621
Nordson Corp.	12,750	969,510
Toro Co.	23,076	1,987,305
Wabtec Corp. (b)	23,716	1,880,442
Woodward, Inc.	10,439	543,037

		9,882,299

MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	25,750	1,672,205
Cable One, Inc.	1,116	487,837
Cinemark Holdings, Inc.	20,152	722,046
DreamWorks Animation SKG, Inc. Class A (a)	13,935	347,678
Live Nation Entertainment, Inc. (a)	25,348	565,514

		3,795,280

METALS & MINING — 0.2%
Compass Minerals International, Inc. (b)	7,999	566,809

PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp. (a) (b)	38,774	663,811

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	51,604	248,215
Edgewell Personal Care Co.	9,009	725,495

		973,710

PHARMACEUTICALS — 0.5%
Akorn, Inc. (a) (b)	33,959	799,055
Catalent, Inc. (a)	24,971	665,977

		1,465,032

PROFESSIONAL SERVICES — 0.3%
CEB, Inc.	13,792	892,756

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.8%
Alexandria Real Estate Equities, Inc. REIT	18,955	1,722,820
American Campus Communities, Inc.	29,759	1,401,351
Camden Property Trust	20,276	1,705,009
Care Capital Properties, Inc.	15,637	419,697
Communications Sales & Leasing, Inc.	50,999	1,134,728
Douglas Emmett, Inc. REIT	36,749	1,106,512
Duke Realty Corp.	68,855	1,551,992
EPR Properties	12,076	804,503
Equity One, Inc.	38,373	1,099,770
First Industrial Realty Trust, Inc.	30,500	693,570
Healthcare Realty Trust, Inc. REIT	43,300	1,337,537
Highwoods Properties, Inc.	21,142	1,010,799
Kilroy Realty Corp. REIT	24,194	1,496,883
Lamar Advertising Co. Class A (b)	34,726	2,135,649
Mid-America Apartment Communities, Inc.	22,335	2,282,860
National Retail Properties, Inc.	28,655	1,323,861
Omega Healthcare Investors, Inc.	35,071	1,238,006
Post Properties, Inc. REIT	12,533	748,721
Potlatch Corp.	8,620	271,530
Regency Centers Corp.	41,393	3,098,266
Sovran Self Storage, Inc.	16,686	1,968,114
Tanger Factory Outlet Centers, Inc.	24,846	904,146
Taubman Centers, Inc.	12,041	857,681
Urban Edge Properties	22,289	575,948

Weingarten Realty Investors REIT	48,284	1,811,616

		32,701,569

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Alexander & Baldwin, Inc.	19,445	713,243
Jones Lang LaSalle, Inc.	19,059	2,236,002

		2,949,245

ROAD & RAIL — 0.3%
Old Dominion Freight Line, Inc. (a) (b)	14,571	1,014,433

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Micro Devices, Inc. (a) (b)	125,228	356,900
Atmel Corp.	82,123	666,839
Fairchild Semiconductor International, Inc. (a)	21,600	432,000
Integrated Device Technology, Inc. (a)	57,292	1,171,048
Microsemi Corp. (a)	47,644	1,825,242
Silicon Laboratories, Inc. (a)	11,464	515,421
Synaptics, Inc. (a)	15,576	1,242,030

		6,209,480

SOFTWARE — 7.6%
ACI Worldwide, Inc. (a)	50,409	1,048,003
ANSYS, Inc. (a)	37,378	3,343,836
Cadence Design Systems, Inc. (a)	129,387	3,050,945
CDK Global, Inc.	65,800	3,062,990
CommVault Systems, Inc. (a)	9,750	420,908
Fair Isaac Corp.	13,267	1,407,496
Fortinet, Inc. (a)	61,794	1,892,750
Manhattan Associates, Inc. (a)	30,890	1,756,714
PTC, Inc. (a)	27,162	900,692
Synopsys, Inc. (a)	42,360	2,051,918
Tyler Technologies, Inc. (a)	13,936	1,792,309
Ultimate Software Group, Inc. (a)	12,219	2,364,377

		23,092,938

SPECIALTY RETAIL — 1.1%
Foot Locker, Inc. (b)	37,770	2,436,165
Williams-Sonoma, Inc.	17,519	958,990

		3,395,155

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Carter’s, Inc.	21,899	2,307,717
Kate Spade & Co. (a)	19,018	485,339
Skechers U.S.A., Inc. Class A (a)	55,388	1,686,565

		4,479,621

THRIFTS & MORTGAGE FINANCE — 0.2%
Washington Federal, Inc.	22,899	518,662

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Watsco, Inc.	7,323	986,701

WATER UTILITIES — 0.5%
Aqua America, Inc.	44,236	1,407,590

TOTAL COMMON STOCKS (Cost $284,687,903)		301,753,338

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	21,796,896	$21,796,896
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	591,777	591,777

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,388,673)		22,388,673

TOTAL INVESTMENTS — 107.3% (Cost $307,076,576)		324,142,011
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(21,918,342)

NET ASSETS — 100.0%		$302,223,669

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,865,697	$—	$—	$2,865,697
Airlines	7,205,344	—	—	7,205,344
Auto Components	1,190,730	—	—	1,190,730
Automobiles	607,346	—	—	607,346
Banks	15,284,279	—	—	15,284,279
Beverages	522,082	—	—	522,082
Biotechnology	2,139,790	—	—	2,139,790
Building Products	8,435,814	—	—	8,435,814
Capital Markets	6,377,122	—	—	6,377,122
Chemicals	8,339,776	—	—	8,339,776
Commercial Services & Supplies	6,655,541	—	—	6,655,541
Communications Equipment	3,828,086	—	—	3,828,086
Construction & Engineering	363,285	—	—	363,285
Construction Materials	1,465,860	—	—	1,465,860
Containers & Packaging	4,097,498	—	—	4,097,498
Distributors	5,704,498	—	—	5,704,498
Diversified Consumer Services	2,036,495	—	—	2,036,495
Diversified Financial Services	9,689,175	—	—	9,689,175
Electric Utilities	734,264	—	—	734,264
Electrical Equipment.	5,053,012	—	—	5,053,012
Electronic Equipment, Instruments & Components	7,438,629	—	—	7,438,629
Food & Staples Retailing	3,094,208	—	—	3,094,208
Food Products	11,135,921	—	—	11,135,921
Gas Utilities	2,969,278	—	—	2,969,278
Health Care Equipment & Supplies	19,372,863	—	—	19,372,863
Health Care Providers & Services	7,631,725	—	—	7,631,725
Health Care Technology	466,339	—	—	466,339
Hotels, Restaurants & Leisure	10,979,914	—	—	10,979,914

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Durables	$9,848,709	$—	$—	$9,848,709
Household Products	455,292	—	—	455,292
Insurance	7,366,034	—	—	7,366,034
Internet Software & Services	2,095,902	—	—	2,095,902
IT Services.	19,345,144	—	—	19,345,144
Leisure Equipment & Products	3,601,410	—	—	3,601,410
Life Sciences Tools & Services	8,361,185	—	—	8,361,185
Machinery	9,882,299	—	—	9,882,299
Media	3,795,280	—	—	3,795,280
Metals & Mining	566,809	—	—	566,809
Paper & Forest Products	663,811	—	—	663,811
Personal Products	973,710	—	—	973,710
Pharmaceuticals	1,465,032	—	—	1,465,032
Professional Services	892,756	—	—	892,756
Real Estate Investment Trusts (REITs)	32,701,569	—	—	32,701,569
Real Estate Management & Development	2,949,245	—	—	2,949,245
Road & Rail	1,014,433	—	—	1,014,433
Semiconductors & Semiconductor Equipment	6,209,480	—	—	6,209,480
Software	23,092,938	—	—	23,092,938
Specialty Retail	3,395,155	—	—	3,395,155
Textiles, Apparel & Luxury Goods	4,479,621	—	—	4,479,621
Thrifts & Mortgage Finance.	518,662	—	—	518,662
Trading Companies & Distributors	986,701	—	—	986,701
Water Utilities	1,407,590	—	—	1,407,590
Short-Term Investments	22,388,673	—	—	22,388,673

TOTAL INVESTMENTS	$324,142,011	$—	$—	$324,142,011

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.8%
B/E Aerospace, Inc.	13,161	$606,986
Curtiss-Wright Corp.	5,687	430,335
Esterline Technologies Corp. (a)	6,672	427,475
Huntington Ingalls Industries, Inc.	5,196	711,540
KLX, Inc. (a)	11,922	383,173
Orbital ATK, Inc.	13,280	1,154,563
Teledyne Technologies, Inc. (a)	7,804	687,845
Triumph Group, Inc. (b)	11,136	350,561

		4,752,478

AUTO COMPONENTS — 0.5%
Dana Holding Corp.	33,845	476,876
Gentex Corp. (b)	24,818	389,394

		866,270

AUTOMOBILES — 0.2%
Thor Industries, Inc.	5,255	335,111

BANKS — 6.0%
Associated Banc-Corp	33,948	609,027
BancorpSouth, Inc.	9,550	203,510
Bank of Hawaii Corp. (b)	3,824	261,103
Cathay General Bancorp	5,876	166,467
Commerce Bancshares, Inc.	8,895	399,830
Cullen/Frost Bankers, Inc.	12,382	682,372
East West Bancorp, Inc.	11,376	369,492
First Niagara Financial Group, Inc.	79,814	772,599
FirstMerit Corp.	37,333	785,860
FNB Corp.	46,992	611,366
Fulton Financial Corp.	21,222	283,950
Hancock Holding Co.	17,475	401,226
International Bancshares Corp.	12,592	310,519
PacWest Bancorp	25,907	962,445
Prosperity Bancshares, Inc.	14,768	685,088
Synovus Financial Corp.	13,469	389,389
TCF Financial Corp.	38,274	469,239
Trustmark Corp.	15,259	351,415
Umpqua Holdings Corp.	49,529	785,530
Valley National Bancorp (b)	50,446	481,255
Webster Financial Corp.	8,900	319,510

		10,301,192

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	650	120,296

CAPITAL MARKETS — 1.4%
Eaton Vance Corp.	13,237	443,704
Federated Investors, Inc. Class B	10,908	314,696
Janus Capital Group, Inc.	16,201	237,021
Raymond James Financial, Inc.	16,296	775,853
Stifel Financial Corp. (a)	15,699	464,690
Waddell & Reed Financial, Inc. Class A (b)	9,838	231,586

		2,467,550

CHEMICALS — 3.8%
Albemarle Corp. (b)	25,238	1,613,465
Ashland, Inc.	6,931	762,133
Cabot Corp.	14,031	678,118
Minerals Technologies, Inc.	2,912	165,547
NewMarket Corp.	951	376,843

Olin Corp.	37,287	647,675
PolyOne Corp.	10,227	309,367
RPM International, Inc.	14,418	682,404
Scotts Miracle-Gro Co. Class A	4,111	299,158
Sensient Technologies Corp.	4,698	298,135
Valspar Corp.	6,770	724,526

		6,557,371

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Clean Harbors, Inc. (a)	11,836	583,988
Copart, Inc. (a)	7,583	309,159
Deluxe Corp. (b)	5,446	340,321
Herman Miller, Inc.	6,923	213,851
HNI Corp.	9,980	390,917
MSA Safety, Inc.	7,172	346,766
RR Donnelley & Sons Co. (b)	46,927	769,603

		2,954,605

COMMUNICATIONS EQUIPMENT — 0.6%
InterDigital, Inc.	4,479	249,256
NetScout Systems, Inc. (a)	22,289	511,978
Plantronics, Inc.	2,830	110,908
Polycom, Inc. (a)	14,350	160,003

		1,032,145

CONSTRUCTION & ENGINEERING — 1.4%
AECOM (a)	34,086	1,049,508
Granite Construction, Inc.	8,894	425,133
KBR, Inc.	19,683	304,693
Valmont Industries, Inc.	5,108	632,575

		2,411,909

CONSUMER FINANCE — 0.4%
SLM Corp. (a)	96,221	611,966

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	5,924	464,501
Bemis Co., Inc.	21,479	1,112,182
Greif, Inc. Class A (b)	5,801	189,983
Silgan Holdings, Inc.	4,386	233,204
Sonoco Products Co.	22,695	1,102,296

		3,102,166

DIVERSIFIED CONSUMER SERVICES — 0.6%
DeVry Education Group, Inc. (b)	12,898	222,749
Graham Holdings Co. Class B	1,012	485,760
Sotheby’s (b)	12,458	333,002

		1,041,511

ELECTRIC UTILITIES — 3.8%
Cleco Corp.	13,658	754,058
Great Plains Energy, Inc.	34,709	1,119,365
Hawaiian Electric Industries, Inc.	24,161	782,816
IDACORP, Inc.	6,137	457,759
OGE Energy Corp.	44,992	1,288,121
PNM Resources, Inc.	17,986	606,488
Westar Energy, Inc.	31,819	1,578,541

		6,587,148

ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc.	7,034	745,112
Regal Beloit Corp.	10,082	636,073

		1,381,185

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Arrow Electronics, Inc. (a)	20,533	$1,322,530
Avnet, Inc.	29,712	1,316,242
Belden, Inc.	4,169	255,893
FEI Co.	5,078	451,993
Ingram Micro, Inc. Class A	33,621	1,207,330
Jabil Circuit, Inc.	42,630	821,480
Keysight Technologies, Inc. (a)	38,281	1,061,915
Knowles Corp. (a)	19,972	263,231
National Instruments Corp.	11,354	341,869
SYNNEX Corp.	6,523	603,964
Tech Data Corp. (a)	7,921	608,095
Trimble Navigation, Ltd. (a)	33,267	825,022
VeriFone Systems, Inc. (a)	24,986	705,605
Vishay Intertechnology, Inc. (b)	30,580	373,382

		10,158,551

ENERGY EQUIPMENT & SERVICES — 2.8%
Dril-Quip, Inc. (a)	8,560	518,394
Ensco PLC Class A	52,900	548,573
Nabors Industries, Ltd.	63,827	587,208
Noble Corp. PLC	54,432	563,371
Oceaneering International, Inc.	21,999	731,247
Oil States International, Inc. (a)	11,466	361,408
Patterson-UTI Energy, Inc.	33,233	585,565
Rowan Cos. PLC Class A	28,179	453,682
Superior Energy Services, Inc.	34,032	455,689

		4,805,137

FOOD & STAPLES RETAILING — 0.6%
Casey’s General Stores, Inc.	4,052	459,173
SUPERVALU, Inc. (a)	28,346	163,273
United Natural Foods, Inc. (a)	11,331	456,639

		1,079,085

FOOD PRODUCTS — 1.6%
Dean Foods Co. (b)	20,623	357,190
Hain Celestial Group, Inc. (a) (b)	10,233	418,632
Ingredion, Inc.	9,048	966,236
Lancaster Colony Corp.	1,586	175,364
Snyder’s-Lance, Inc.	7,249	228,199
Tootsie Roll Industries, Inc.	1,825	63,755
TreeHouse Foods, Inc. (a)	6,614	573,764

		2,783,140

GAS UTILITIES — 3.4%
Atmos Energy Corp.	12,833	952,978
National Fuel Gas Co. (b)	11,752	588,188
New Jersey Resources Corp.	19,449	708,527
ONE Gas, Inc.	11,772	719,269
Questar Corp.	39,376	976,525
UGI Corp.	38,842	1,564,944
WGL Holdings, Inc.	4,838	350,126

		5,860,557

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Cooper Cos., Inc.	5,712	879,476
Halyard Health, Inc. (a)	6,341	182,177
Hill-Rom Holdings, Inc.	4,479	225,294
Teleflex, Inc. (b)	3,664	575,285

West Pharmaceutical Services, Inc.	5,534	383,617

		2,245,849

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Community Health Systems, Inc. (a)	25,515	472,282
LifePoint Health, Inc. (a)	9,735	674,149
Molina Healthcare, Inc. (a) (b)	4,434	285,949
Owens & Minor, Inc. (b)	14,204	574,126
WellCare Health Plans, Inc. (a)	5,274	489,163

		2,495,669

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	23,905	315,785

HOTELS, RESTAURANTS & LEISURE — 0.9%
Brinker International, Inc. (b)	7,239	332,632
Cheesecake Factory, Inc.	5,420	287,748
Cracker Barrel Old Country Store, Inc. (b)	3,134	478,468
International Speedway Corp. Class A	6,032	222,641
Jack in the Box, Inc.	3,124	199,530

		1,521,019

HOUSEHOLD DURABLES — 1.7%
CalAtlantic Group, Inc.	8,092	270,435
Jarden Corp. (a)	23,753	1,400,239
KB Home (b)	19,212	274,347
MDC Holdings, Inc. (b)	4,614	115,627
TRI Pointe Group, Inc. (a)	15,197	179,021
Tupperware Brands Corp. (b)	11,274	653,666

		2,893,335

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	8,030	325,295

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Talen Energy Corp. (a)	14,567	131,103

INDUSTRIAL CONGLOMERATES — 0.8%
Carlisle Cos., Inc.	14,488	1,441,556

INSURANCE — 8.1%
Alleghany Corp. (a)	3,485	1,729,257
American Financial Group, Inc.	8,088	569,153
Arthur J Gallagher & Co.	18,649	829,508
Aspen Insurance Holdings, Ltd.	13,629	650,103
Brown & Brown, Inc.	9,413	336,985
CNO Financial Group, Inc.	40,722	729,738
Endurance Specialty Holdings, Ltd.	13,741	897,837
Everest Re Group, Ltd.	9,634	1,902,041
First American Financial Corp.	24,453	931,904
Genworth Financial, Inc. Class A (a)	112,312	306,612
Hanover Insurance Group, Inc.	9,666	872,067
Kemper Corp.	10,879	321,692
Mercury General Corp.	8,221	456,266
Primerica, Inc. (b)	4,589	204,348
Reinsurance Group of America, Inc. Class A	14,750	1,419,687
RenaissanceRe Holdings, Ltd.	5,250	629,107
WR Berkley Corp.	22,172	1,246,066

		14,032,371

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	7,224	377,887

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.2%
comScore, Inc. (a)	3,583	$107,633
Rackspace Hosting, Inc. (a)	13,152	283,952

		391,585

IT SERVICES — 1.7%
Acxiom Corp. (a)	9,496	203,594
Computer Sciences Corp.	31,245	1,074,515
CoreLogic, Inc. (a)	7,761	269,307
Leidos Holdings, Inc.	8,983	452,024
NeuStar, Inc. Class A (a)	5,528	135,989
Science Applications International Corp.	9,340	498,196
WEX, Inc. (a)	3,574	297,929

		2,931,554

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	10,896	522,790
Polaris Industries, Inc. (b)	6,199	610,478

		1,133,268

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	4,689	641,080

MACHINERY — 5.3%
AGCO Corp. (b)	16,017	796,045
CLARCOR, Inc.	11,075	640,024
Crane Co.	6,126	329,946
Donaldson Co., Inc. (b)	16,435	524,441
Graco, Inc. (b)	4,448	373,454
IDEX Corp.	7,779	644,723
ITT Corp.	11,723	432,461
Joy Global, Inc. (b)	22,008	353,669
Kennametal, Inc.	17,977	404,303
Lincoln Electric Holdings, Inc.	14,598	855,005
Nordson Corp.	5,332	405,445
Oshkosh Corp. (b)	16,599	678,401
Terex Corp.	24,503	609,635
Timken Co.	15,722	526,530
Trinity Industries, Inc.	34,519	632,043
Wabtec Corp. (b)	8,114	643,359
Woodward, Inc.	7,099	369,290

		9,218,774

MARINE — 0.4%
Kirby Corp. (a)	12,101	729,569

MEDIA — 1.7%
Cable One, Inc.	400	174,852
Cinemark Holdings, Inc.	13,106	469,588
DreamWorks Animation SKG, Inc. Class A (a)	8,661	216,092
John Wiley & Sons, Inc. Class A	10,982	536,910
Live Nation Entertainment, Inc. (a)	19,409	433,015
Meredith Corp.	8,516	404,510
New York Times Co. Class A	27,813	346,550
Time, Inc.	23,710	366,082

		2,947,599

METALS & MINING — 3.1%
Allegheny Technologies, Inc. (b)	24,658	401,925
Carpenter Technology Corp.	10,609	363,146
Commercial Metals Co.	26,279	445,955
Compass Minerals International, Inc. (b)	3,359	238,019

Reliance Steel & Aluminum Co.	16,075	1,112,229
Royal Gold, Inc.	14,642	750,988
Steel Dynamics, Inc.	54,471	1,226,142
United States Steel Corp. (b)	33,028	530,100
Worthington Industries, Inc.	10,348	368,803

		5,437,307

MULTI-UTILITIES — 2.5%
Alliant Energy Corp.	25,500	1,894,140
Black Hills Corp.	11,460	689,090
MDU Resources Group, Inc.	43,891	854,119
Vectren Corp.	18,570	938,899

		4,376,248

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	11,191	506,840
JC Penney Co., Inc. (a) (b)	68,682	759,623

		1,266,463

OIL, GAS & CONSUMABLE FUELS — 3.6%
CONSOL Energy, Inc. (b)	51,706	583,761
Denbury Resources, Inc. (b)	78,649	174,601
Energen Corp.	21,948	803,077
Gulfport Energy Corp. (a)	27,437	777,564
HollyFrontier Corp.	39,934	1,410,469
QEP Resources, Inc.	43,088	607,972
SM Energy Co. (b)	15,344	287,546
Western Refining, Inc.	15,264	444,030
World Fuel Services Corp.	15,884	771,645
WPX Energy, Inc. (a) (b)	52,827	369,261

		6,229,926

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	14,197	574,978
Louisiana-Pacific Corp. (a) (b)	11,657	199,568

		774,546

PERSONAL PRODUCTS — 0.6%
Avon Products, Inc.	70,791	340,505
Edgewell Personal Care Co.	8,576	690,625

		1,031,130

PHARMACEUTICALS — 0.1%
Catalent, Inc. (a)	8,880	236,830

PROFESSIONAL SERVICES — 1.0%
FTI Consulting, Inc. (a)	9,380	333,084
ManpowerGroup, Inc.	16,335	1,329,996

		1,663,080

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.8%
Alexandria Real Estate Equities, Inc. REIT	6,383	580,151
American Campus Communities, Inc.	13,573	639,153
Camden Property Trust	8,821	741,758
Care Capital Properties, Inc.	10,598	284,450
Corporate Office Properties Trust	21,344	560,067
Corrections Corp. of America	26,373	845,255
Douglas Emmett, Inc. REIT	11,965	360,266
Duke Realty Corp.	41,221	929,121
EPR Properties	7,882	525,099
First Industrial Realty Trust, Inc.	8,700	197,838
Highwoods Properties, Inc.	10,332	493,973

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hospitality Properties Trust	34,124	$906,333
Kilroy Realty Corp. REIT	7,908	489,268
LaSalle Hotel Properties REIT	25,497	645,329
Liberty Property Trust REIT	33,078	1,106,790
Mack-Cali Realty Corp.	20,167	473,924
Mid-America Apartment Communities, Inc.	5,102	521,475
National Retail Properties, Inc.	16,571	765,580
Omega Healthcare Investors, Inc.	18,579	655,839
Post Properties, Inc. REIT	5,505	328,869
Potlatch Corp.	4,616	145,404
Rayonier, Inc.	27,849	687,313
Senior Housing Properties Trust	53,429	955,845
Tanger Factory Outlet Centers, Inc.	8,127	295,742
Taubman Centers, Inc.	7,210	513,568
Urban Edge Properties	8,959	231,501
WP Glimcher, Inc.	41,848	397,137

		15,277,048

ROAD & RAIL — 1.3%
Genesee & Wyoming, Inc. Class A (a)	12,844	805,319
Landstar System, Inc. (b)	9,654	623,745
Old Dominion Freight Line, Inc. (a) (b)	7,831	545,194
Werner Enterprises, Inc.	10,062	273,284

		2,247,542

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a) (b)	78,025	222,371
Atmel Corp.	51,249	416,142
Cree, Inc. (a)	22,883	665,895
Cypress Semiconductor Corp. (b)	71,281	617,293
Fairchild Semiconductor International, Inc. (a)	14,086	281,720
Intersil Corp. Class A	29,919	400,017
Silicon Laboratories, Inc. (a)	2,633	118,380
SunEdison, Inc. (a) (b)	71,782	38,777
Teradyne, Inc.	46,211	997,696

		3,758,291

SOFTWARE — 0.9%
CommVault Systems, Inc. (a)	4,302	185,717
Mentor Graphics Corp.	22,544	458,320
PTC, Inc. (a)	11,381	377,394
Synopsys, Inc. (a)	11,678	565,682

		1,587,113

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc.	14,585	366,084
Abercrombie & Fitch Co. Class A (b)	15,180	478,777
American Eagle Outfitters, Inc.	37,599	626,775
Ascena Retail Group, Inc. (a)	38,652	427,491
Cabela’s, Inc. (a) (b)	10,919	531,646
Chico’s FAS, Inc.	30,310	402,214
CST Brands, Inc.	16,974	649,935
Dick’s Sporting Goods, Inc.	20,240	946,220
Foot Locker, Inc. (b)	10,852	699,954
Guess?, Inc. (b)	14,373	269,781
Murphy USA, Inc. (a)	8,848	543,710
Office Depot, Inc. (a)	111,512	791,735

Williams-Sonoma, Inc.	9,329	510,669

		7,244,991

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
3D Systems Corp. (a) (b)	24,038	371,868
Diebold, Inc. (b)	14,676	424,283
Lexmark International, Inc. Class A	13,962	466,750
NCR Corp. (a)	27,805	832,203

		2,095,104

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Deckers Outdoor Corp. (a) (b)	7,302	437,463
Fossil Group, Inc. (a) (b)	9,343	415,016
Kate Spade & Co. (a)	18,740	478,245

		1,330,724

THRIFTS & MORTGAGE FINANCE — 1.1%
New York Community Bancorp, Inc.	109,197	1,736,232
Washington Federal, Inc.	8,515	192,865

		1,929,097

TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp. (b)	9,580	455,050
MSC Industrial Direct Co., Inc. Class A	10,918	833,153
NOW, Inc. (a)	24,210	429,001
Watsco, Inc.	1,920	258,701

		1,975,905

WATER UTILITIES — 0.3%
Aqua America, Inc.	16,331	519,652

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	21,231	638,841

TOTAL COMMON STOCKS (Cost $171,819,494)		172,602,509

SHORT-TERM INVESTMENTS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	14,320,087	14,320,087
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	430,057	430,057

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,750,144)		14,750,144

TOTAL INVESTMENTS — 108.4% (Cost $186,569,638)		187,352,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(14,458,868)

NET ASSETS — 100.0%		$172,893,785

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,752,478	$—	$—	$4,752,478
Auto Components	866,270	—	—	866,270
Automobiles	335,111	—	—	335,111
Banks	10,301,192	—	—	10,301,192
Beverages	120,296	—	—	120,296
Capital Markets	2,467,550	—	—	2,467,550
Chemicals	6,557,371	—	—	6,557,371
Commercial Services & Supplies	2,954,605	—	—	2,954,605
Communications Equipment	1,032,145	—	—	1,032,145
Construction & Engineering	2,411,909	—	—	2,411,909
Consumer Finance	611,966	—	—	611,966
Containers & Packaging	3,102,166	—	—	3,102,166
Diversified Consumer Services	1,041,511	—	—	1,041,511
Electric Utilities	6,587,148	—	—	6,587,148
Electrical Equipment.	1,381,185	—	—	1,381,185
Electronic Equipment, Instruments & Components	10,158,551	—	—	10,158,551
Energy Equipment & Services	4,805,137	—	—	4,805,137
Food & Staples Retailing	1,079,085	—	—	1,079,085
Food Products	2,783,140	—	—	2,783,140
Gas Utilities	5,860,557	—	—	5,860,557
Health Care Equipment & Supplies	2,245,849	—	—	2,245,849
Health Care Providers & Services	2,495,669	—	—	2,495,669
Health Care Technology	315,785	—	—	315,785
Hotels, Restaurants & Leisure	1,521,019	—	—	1,521,019
Household Durables	2,893,335	—	—	2,893,335
Household Products	325,295	—	—	325,295
Independent Power Producers & Energy Traders	131,103	—	—	131,103
Industrial Conglomerates	1,441,556	—	—	1,441,556
Insurance	14,032,371	—	—	14,032,371
Internet & Catalog Retail	377,887	—	—	377,887
Internet Software & Services	391,585	—	—	391,585
IT Services.	2,931,554	—	—	2,931,554
Leisure Equipment & Products	1,133,268	—	—	1,133,268
Life Sciences Tools & Services	641,080	—	—	641,080
Machinery	9,218,774	—	—	9,218,774
Marine	729,569	—	—	729,569
Media	2,947,599	—	—	2,947,599
Metals & Mining	5,437,307	—	—	5,437,307
Multi-Utilities	4,376,248	—	—	4,376,248
Multiline Retail	1,266,463	—	—	1,266,463
Oil, Gas & Consumable Fuels	6,229,926	—	—	6,229,926
Paper & Forest Products	774,546	—	—	774,546
Personal Products	1,031,130	—	—	1,031,130
Pharmaceuticals	236,830	—	—	236,830
Professional Services	1,663,080	—	—	1,663,080
Real Estate Investment Trusts (REITs)	15,277,048	—	—	15,277,048
Road & Rail	2,247,542	—	—	2,247,542
Semiconductors & Semiconductor Equipment	3,758,291	—	—	3,758,291
Software	1,587,113	—	—	1,587,113
Specialty Retail	7,244,991	—	—	7,244,991
Technology Hardware, Storage & Peripherals	2,095,104	—	—	2,095,104
Textiles, Apparel & Luxury Goods	1,330,724	—	—	1,330,724
Thrifts & Mortgage Finance.	1,929,097	—	—	1,929,097
Trading Companies & Distributors	1,975,905	—	—	1,975,905
Water Utilities	519,652	—	—	519,652

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Wireless Telecommunication Services	$638,841	$—	$—	$638,841
Short-Term Investments	14,750,144	—	—	14,750,144

TOTAL INVESTMENTS	$187,352,653	$—	$—	$187,352,653

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
AAR Corp.	22,279	$518,433
Aerojet Rocketdyne Holdings, Inc. (a) (b)	43,550	713,349
Aerovironment, Inc. (b)	14,009	396,735
American Science & Engineering, Inc.	4,780	132,358
Cubic Corp.	14,673	586,333
Engility Holdings, Inc. (b)	11,671	218,948
Moog, Inc. Class A (b)	22,553	1,030,221
National Presto Industries, Inc.	3,327	278,603
TASER International, Inc. (a) (b)	36,181	710,233

		4,585,213

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (b)	16,643	703,500
Echo Global Logistics, Inc. (a) (b)	16,797	456,206
Forward Air Corp.	20,749	940,345
Hub Group, Inc. Class A (b)	23,612	963,133

		3,063,184

AIRLINES — 0.9%
Allegiant Travel Co.	8,851	1,576,009
Hawaiian Holdings, Inc. (b)	32,075	1,513,619
SkyWest, Inc.	34,573	691,115

		3,780,743

AUTO COMPONENTS — 1.1%
Dorman Products, Inc. (b)	20,453	1,113,052
Drew Industries, Inc.	16,466	1,061,398
Gentherm, Inc. (b)	24,460	1,017,292
Motorcar Parts of America, Inc. (b)	12,373	469,927
Standard Motor Products, Inc.	13,279	460,117
Superior Industries International, Inc.	15,489	341,997

		4,463,783

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	18,145	407,355

BANKS — 8.4%
Ameris Bancorp	18,733	554,122
Banc of California, Inc.	30,300	530,250
Banner Corp.	13,673	574,813
BBCN Bancorp, Inc.	53,793	817,116
Boston Private Financial Holdings, Inc.	56,538	647,360
Brookline Bancorp, Inc.	47,398	521,852
Cardinal Financial Corp.	21,729	442,185
Central Pacific Financial Corp.	21,161	460,675
City Holding Co. (a)	10,117	483,390
Columbia Banking System, Inc.	38,979	1,166,252
Community Bank System, Inc.	29,676	1,133,920
CVB Financial Corp. (a)	66,817	1,165,957
First BanCorp (b)	78,244	228,472
First Commonwealth Financial Corp.	60,054	532,078
First Financial Bancorp	41,486	754,216
First Financial Bankshares, Inc. (a)	44,638	1,320,392
First Midwest Bancorp, Inc.	52,976	954,628
First NBC Bank Holding Co. (b)	10,624	218,748
Glacier Bancorp, Inc.	51,349	1,305,292
Hanmi Financial Corp.	21,799	480,014
Home BancShares, Inc.	41,263	1,689,720
Independent Bank Corp.	17,785	817,399
LegacyTexas Financial Group, Inc.	29,462	578,928

MB Financial, Inc.	46,407	1,505,907
National Penn Bancshares, Inc.	94,712	1,007,736
NBT Bancorp, Inc.	29,131	785,080
OFG Bancorp	29,478	206,051
Old National Bancorp	77,331	942,665
Pinnacle Financial Partners, Inc.	23,812	1,168,217
S&T Bancorp, Inc.	23,492	605,154
Simmons First National Corp. Class A	19,258	867,958
Southside Bancshares, Inc.	15,901	414,539
Sterling Bancorp	81,166	1,292,974
Talmer Bancorp, Inc. Class A	42,933	776,658
Texas Capital Bancshares, Inc. (b)	30,955	1,188,053
Tompkins Financial Corp.	8,337	533,568
UMB Financial Corp. (a)	28,400	1,466,292
United Bankshares, Inc. (a)	43,659	1,602,285
United Community Banks, Inc.	41,236	761,629
Westamerica Bancorp (a)	17,220	838,786
Wilshire Bancorp, Inc.	47,706	491,372
Wintrust Financial Corp.	32,769	1,452,977

		35,285,680

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a) (b)	30,946	818,521
AMAG Pharmaceuticals, Inc. (a) (b)	23,318	545,641
Emergent BioSolutions, Inc. (b)	20,822	756,880
Enanta Pharmaceuticals, Inc. (a) (b)	8,930	262,274
Ligand Pharmaceuticals, Inc. (a) (b)	12,275	1,314,530
MiMedx Group, Inc. (a) (b)	66,596	582,049
Momenta Pharmaceuticals, Inc. (b)	42,128	389,263
Repligen Corp. (b)	22,217	595,860
Spectrum Pharmaceuticals, Inc. (b)	40,134	255,252

		5,520,270

BUILDING PRODUCTS — 1.7%
AAON, Inc. (a)	26,782	749,896
American Woodmark Corp. (b)	9,239	689,137
Apogee Enterprises, Inc.	19,631	861,605
Gibraltar Industries, Inc. (b)	20,081	574,317
Griffon Corp.	25,531	394,454
PGT, Inc. (b)	32,755	322,309
Quanex Building Products Corp.	22,931	398,082
Simpson Manufacturing Co., Inc.	27,725	1,058,263
Trex Co., Inc. (b)	20,849	999,293
Universal Forest Products, Inc.	13,625	1,169,297

		7,216,653

CAPITAL MARKETS — 1.6%
Calamos Asset Management, Inc. Class A	11,515	97,762
Evercore Partners, Inc. Class A	26,840	1,388,970
Financial Engines, Inc. (a)	35,023	1,100,773
Greenhill & Co., Inc.	18,758	416,428
HFF, Inc. Class A	23,366	643,266
Interactive Brokers Group, Inc. Class A	39,391	1,548,854
INTL. FCStone, Inc. (b)	10,336	276,281
Investment Technology Group, Inc.	22,083	488,034
Piper Jaffray Cos. (b)	10,057	498,425
Virtus Investment Partners, Inc. (a)	4,527	353,604

		6,812,397

CHEMICALS — 2.3%
A Schulman, Inc.	19,782	538,466

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

American Vanguard Corp. (a)	17,361	$273,957
Balchem Corp. (a)	21,344	1,323,755
Calgon Carbon Corp.	33,995	476,610
Chemours Co. (a)	122,630	858,410
Flotek Industries, Inc. (a) (b)	36,189	265,265
FutureFuel Corp.	15,389	181,436
Hawkins, Inc.	6,355	229,352
HB Fuller Co.	33,749	1,432,645
Innophos Holdings, Inc.	13,007	402,046
Innospec, Inc.	16,246	704,427
Intrepid Potash, Inc. (a) (b)	36,929	40,991
Koppers Holdings, Inc. (b)	13,885	311,996
Kraton Performance Polymers, Inc. (b)	20,583	356,086
LSB Industries, Inc. (b)	13,739	175,172
Quaker Chemical Corp.	8,983	762,297
Rayonier Advanced Materials, Inc. (a)	28,907	274,617
Stepan Co.	12,297	679,901
Tredegar Corp.	16,766	263,562

		9,550,991

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	37,838	1,222,546
Brady Corp. Class A	31,644	849,325
Brink’s Co.	33,017	1,109,041
Essendant, Inc.	25,292	807,573
G&K Services, Inc. Class A	13,503	989,095
Healthcare Services Group, Inc. (a)	48,786	1,795,813
Interface, Inc.	44,573	826,383
Matthews International Corp. Class A	22,360	1,150,869
Mobile Mini, Inc. (a)	30,140	995,223
Tetra Tech, Inc.	39,593	1,180,663
UniFirst Corp.	10,293	1,123,172
US Ecology, Inc.	14,680	648,269
Viad Corp.	13,566	395,585

		13,093,557

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	33,310	673,528
Bel Fuse, Inc. Class B	5,941	86,739
Black Box Corp.	10,475	141,098
CalAmp Corp. (b)	24,576	440,648
Comtech Telecommunications Corp.	10,901	254,756
Digi International, Inc. (b)	17,477	164,808
Harmonic, Inc. (a) (b)	51,150	167,261
Ixia (b)	41,659	519,071
Lumentum Holdings, Inc. (b)	31,882	859,858
NETGEAR, Inc. (b)	21,877	883,174
Ruckus Wireless, Inc. (a) (b)	60,702	595,487
ViaSat, Inc. (a) (b)	30,365	2,231,220
Viavi Solutions, Inc. (b)	156,651	1,074,626

		8,092,274

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (b)	23,825	502,469
Comfort Systems USA, Inc.	25,264	802,637
Dycom Industries, Inc. (a) (b)	22,255	1,439,231
EMCOR Group, Inc.	40,945	1,989,927
MYR Group, Inc. (b)	13,027	327,108
Orion Marine Group, Inc. (b)	17,963	93,049

		5,154,421

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (b)	49,932	990,651
US Concrete, Inc. (a) (b)	9,304	554,332

		1,544,983

CONSUMER FINANCE — 0.9%
Cash America International, Inc.	16,449	635,589
Encore Capital Group, Inc. (a) (b)	15,847	407,902
Enova International, Inc. (a) (b)	17,792	112,268
EZCORP, Inc. Class A (b)	34,258	101,746
First Cash Financial Services, Inc. (a)	19,082	878,917
Green Dot Corp. Class A (b)	30,329	696,657
PRA Group, Inc. (a) (b)	31,127	914,823
World Acceptance Corp. (b)	5,696	215,992

		3,963,894

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	14,917	191,833

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	15,606	1,272,826
VOXX International Corp. (b)	13,673	61,118

		1,333,944

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (b)	11,164	230,313
Capella Education Co.	7,291	383,798
Career Education Corp. (b)	46,023	208,944
Regis Corp. (b)	25,925	393,801
Strayer Education, Inc. (b)	7,400	360,750
Universal Technical Institute, Inc. (a)	13,844	59,668

		1,637,274

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
8x8, Inc. (b)	60,063	604,234
Atlantic Tele-Network, Inc.	7,237	548,781
Cincinnati Bell, Inc. (b)	141,638	548,139
Cogent Communications Holdings, Inc. (a)	27,766	1,083,707
Consolidated Communications Holdings, Inc. (a)	33,972	875,119
General Communication, Inc. Class A (b)	19,962	365,704
Iridium Communications, Inc. (a) (b)	54,209	426,625
Lumos Networks Corp. (b)	15,398	197,710

		4,650,019

ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	31,238	1,751,515
El Paso Electric Co.	27,348	1,254,726

		3,006,241

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	17,458	988,123
Encore Wire Corp.	13,958	543,385
EnerSys	29,332	1,634,379
Franklin Electric Co., Inc.	25,878	832,495
General Cable Corp.	32,950	402,320
Powell Industries, Inc.	5,919	176,445
Vicor Corp. (b)	11,241	117,806

		4,694,953

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Agilysys, Inc. (b)	10,162	103,754

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Anixter International, Inc. (b)	19,167	$998,792
Badger Meter, Inc. (a)	9,846	654,857
Benchmark Electronics, Inc. (b)	33,518	772,590
Checkpoint Systems, Inc. (b)	28,492	288,339
Coherent, Inc. (b)	16,322	1,499,992
CTS Corp.	22,008	346,406
Daktronics, Inc. (a)	26,046	205,763
DTS, Inc. (b)	11,710	255,044
Electro Scientific Industries, Inc. (b)	18,444	131,875
ePlus, Inc. (b)	3,929	316,324
Fabrinet (b)	20,612	666,798
FARO Technologies, Inc. (a) (b)	11,173	359,882
II-VI, Inc. (b)	35,659	774,157
Insight Enterprises, Inc. (b)	25,093	718,663
Itron, Inc. (b)	25,524	1,064,861
Littelfuse, Inc.	15,114	1,860,685
Mercury Systems, Inc. (b)	22,380	454,314
Methode Electronics, Inc.	24,837	726,234
MTS Systems Corp. (a)	10,001	608,561
Newport Corp. (b)	26,112	600,576
OSI Systems, Inc. (b)	12,414	812,993
Park Electrochemical Corp.	13,578	217,384
Plexus Corp. (b)	22,524	890,148
QLogic Corp. (b)	56,357	757,438
Rofin-Sinar Technologies, Inc. (b)	19,321	622,523
Rogers Corp. (b)	12,097	724,247
Sanmina Corp. (b)	52,202	1,220,483
ScanSource, Inc. (b)	17,691	714,363
TTM Technologies, Inc. (b)	43,400	288,610

		19,656,656

ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	47,029	376,232
Atwood Oceanics, Inc. (a)	39,357	360,904
Basic Energy Services, Inc. (a) (b)	25,716	70,976
Bristow Group, Inc. (a)	23,506	444,734
CARBO Ceramics, Inc. (a)	13,179	187,142
Era Group, Inc. (b)	13,106	122,934
Exterran Corp. (b)	23,768	367,453
Geospace Technologies Corp. (a) (b)	8,920	110,073
Gulf Island Fabrication, Inc.	9,082	71,294
Gulfmark Offshore, Inc. Class A (a) (b)	17,660	108,962
Helix Energy Solutions Group, Inc. (b)	67,720	379,232
Hornbeck Offshore Services, Inc. (a) (b)	21,604	214,528
Matrix Service Co. (b)	18,184	321,857
Newpark Resources, Inc. (a) (b)	56,601	244,516
Pioneer Energy Services Corp. (b)	43,904	96,589
SEACOR Holdings, Inc. (a) (b)	10,699	582,561
Tesco Corp.	26,366	227,011
TETRA Technologies, Inc. (b)	53,978	342,760
Tidewater, Inc. (a)	31,751	216,859
Unit Corp. (b)	34,584	304,685
US Silica Holdings, Inc. (a)	41,814	950,014

		6,101,316

FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	17,798	559,035
SpartanNash Co.	25,306	767,025

		1,326,060

FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (a)	41,824	1,455,893
Cal-Maine Foods, Inc. (a)	20,897	1,084,763
Calavo Growers, Inc.	10,016	571,513
Darling Ingredients, Inc. (b)	111,162	1,464,004
J&J Snack Foods Corp.	9,960	1,078,469
Sanderson Farms, Inc.	13,466	1,214,364
Seneca Foods Corp. Class A (b)	4,034	140,141

		7,009,147

GAS UTILITIES — 2.3%
Laclede Group, Inc.	29,373	1,990,021
Northwest Natural Gas Co.	18,470	994,610
Piedmont Natural Gas Co., Inc.	54,887	3,283,889
South Jersey Industries, Inc.	46,652	1,327,249
Southwest Gas Corp.	32,014	2,108,122

		9,703,891

HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Abaxis, Inc.	14,355	651,574
Analogic Corp.	8,416	664,948
AngioDynamics, Inc. (b)	17,877	219,708
Anika Therapeutics, Inc. (b)	9,680	432,890
Cantel Medical Corp.	24,260	1,731,194
CONMED Corp.	17,329	726,778
CryoLife, Inc.	17,038	183,159
Cynosure, Inc. Class A (b)	15,558	686,419
Greatbatch, Inc. (b)	17,098	609,373
Haemonetics Corp. (b)	34,339	1,201,178
ICU Medical, Inc. (b)	9,850	1,025,385
Inogen, Inc. (a) (b)	9,698	436,216
Integra LifeSciences Holdings Corp. (b)	19,451	1,310,219
Invacare Corp	20,512	270,143
Masimo Corp. (b)	30,145	1,261,267
Meridian Bioscience, Inc. (a)	28,484	587,055
Merit Medical Systems, Inc. (b)	29,847	551,871
Natus Medical, Inc. (b)	22,421	861,639
Neogen Corp. (b)	25,275	1,272,596
NuVasive, Inc. (b)	33,596	1,634,446
SurModics, Inc. (b)	8,776	161,566
Vascular Solutions, Inc. (b)	11,632	378,389
Zeltiq Aesthetics, Inc. (b)	21,640	587,742

		17,445,755

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aceto Corp. (a)	19,816	466,865
Adeptus Health, Inc. Class A (a) (b)	8,095	449,596
Air Methods Corp. (a) (b)	23,283	843,310
Almost Family, Inc. (b)	5,872	218,673
Amedisys, Inc. (b)	19,136	925,034
AMN Healthcare Services, Inc. (b)	32,234	1,083,385
Chemed Corp. (a)	11,526	1,561,197
CorVel Corp. (b)	6,865	270,618
Cross Country Healthcare, Inc. (b)	22,001	255,872
Diplomat Pharmacy, Inc. (b)	23,900	654,860
Ensign Group, Inc.	31,748	718,775
ExamWorks Group, Inc. (a) (b)	26,267	776,452
HealthEquity, Inc. (a) (b)	23,825	587,763
Healthways, Inc. (b)	21,239	214,301
Kindred Healthcare, Inc.	56,711	700,381
Landauer, Inc. (a)	6,544	216,410

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

LHC Group, Inc. (b)	8,706	$309,585
Magellan Health, Inc. (b)	16,710	1,135,110
PharMerica Corp. (b)	20,615	455,798
Providence Service Corp. (b)	8,499	434,044
Select Medical Holdings Corp	70,912	837,471
Surgical Care Affiliates, Inc. (b)	18,281	846,045
US Physical Therapy, Inc.	8,393	417,384

		14,378,929

HEALTH CARE TECHNOLOGY — 1.0%
Computer Programs & Systems, Inc. (a)	7,155	372,919
HealthStream, Inc. (b)	16,451	363,403
HMS Holdings Corp. (b)	56,500	810,775
Medidata Solutions, Inc. (b)	38,129	1,475,973
Omnicell, Inc. (b)	24,197	674,370
Quality Systems, Inc.	29,874	455,280

		4,152,720

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (b)	58,581	555,934
Biglari Holdings, Inc. (b)	710	263,914
BJ’s Restaurants, Inc. (b)	13,316	553,546
Bob Evans Farms, Inc.	13,402	625,739
Boyd Gaming Corp. (a) (b)	54,366	1,123,202
DineEquity, Inc.	11,239	1,050,060
Interval Leisure Group, Inc. (a)	26,200	378,328
Marcus Corp.	12,693	240,532
Marriott Vacations Worldwide Corp.	16,991	1,146,893
Monarch Casino & Resort, Inc. (b)	7,108	138,322
Papa John’s International, Inc. (a)	18,832	1,020,506
Pinnacle Entertainment, Inc. (b)	41,074	1,441,697
Popeyes Louisiana Kitchen, Inc. (b)	15,162	789,334
Red Robin Gourmet Burgers, Inc. (b)	9,229	594,994
Ruby Tuesday, Inc. (b)	42,004	225,982
Ruth’s Hospitality Group, Inc.	22,657	417,115
Scientific Games Corp. Class A (a) (b)	33,636	317,187
Sonic Corp.	33,237	1,168,613
Texas Roadhouse, Inc. (a)	42,606	1,856,769

		13,908,667

HOUSEHOLD DURABLES — 1.7%
Ethan Allen Interiors, Inc. (a)	17,182	546,731
Helen of Troy, Ltd. (b)	19,109	1,981,412
Installed Building Products, Inc. (b)	11,231	298,857
iRobot Corp. (a) (b)	19,563	690,574
La-Z-Boy, Inc.	33,896	906,379
M/I Homes, Inc. (b)	16,578	309,180
Meritage Homes Corp. (b)	24,964	910,187
TopBuild Corp. (b)	25,630	762,236
Universal Electronics, Inc. (b)	9,821	608,804

		7,014,360

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (b)	6,773	110,671
Central Garden & Pet Co. Class A (b)	22,250	362,452
WD-40 Co.	9,091	981,919

		1,455,042

INSURANCE — 2.8%
American Equity Investment Life Holding Co. (a)	55,114	925,915

AMERISAFE, Inc.	12,868	676,085
eHealth, Inc. (b)	11,307	106,173
Employers Holdings, Inc.	21,687	610,272
HCI Group, Inc. (a)	6,023	200,566
Horace Mann Educators Corp.	27,381	867,704
Infinity Property & Casualty Corp.	7,498	603,589
Navigators Group, Inc. (b)	7,420	622,315
ProAssurance Corp.	35,843	1,813,656
RLI Corp.	25,660	1,715,628
Safety Insurance Group, Inc.	9,433	538,247
Selective Insurance Group, Inc.	38,870	1,423,031
Stewart Information Services Corp.	15,126	548,771
United Fire Group, Inc.	14,232	623,646
United Insurance Holdings Corp.	12,014	230,789
Universal Insurance Holdings, Inc. (a)	21,778	387,648

		11,894,035

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc.	7,739	198,970
FTD Cos., Inc. (b)	12,437	326,471
Nutrisystem, Inc.	19,883	414,958
PetMed Express, Inc. (a)	13,604	243,648

		1,184,047

INTERNET SOFTWARE & SERVICES — 0.9%
Blucora, Inc. (b)	27,232	140,517
DHI Group, Inc. (b)	28,414	229,301
Liquidity Services, Inc. (b)	16,622	86,102
LivePerson, Inc. (a) (b)	33,161	193,992
LogMeIn, Inc. (b)	16,926	854,086
Monster Worldwide, Inc. (a) (b)	61,118	199,245
NIC, Inc.	41,175	742,385
QuinStreet, Inc. (b)	24,286	83,058
Stamps.com, Inc. (a) (b)	10,213	1,085,438
XO Group, Inc. (b)	15,887	254,986

		3,869,110

IT SERVICES — 2.5%
CACI International, Inc. Class A (b)	16,342	1,743,691
Cardtronics, Inc. (a) (b)	30,516	1,098,271
Ciber, Inc. (b)	47,639	100,518
CSG Systems International, Inc.	22,058	996,139
ExlService Holdings, Inc. (b)	22,428	1,161,770
Forrester Research, Inc.	6,809	228,850
Heartland Payment Systems, Inc.	25,006	2,414,829
ManTech International Corp. Class A	16,538	529,051
Perficient, Inc. (b)	24,283	527,427
Sykes Enterprises, Inc. (b)	26,242	791,984
TeleTech Holdings, Inc.	11,014	305,749
Virtusa Corp. (b)	18,249	683,608

		10,581,887

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Arctic Cat, Inc. (a)	8,821	148,193
Callaway Golf Co.	63,456	578,719
Sturm Ruger & Co., Inc.	12,759	872,460

		1,599,372

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (b)	53,795	753,668
Albany Molecular Research, Inc. (a) (b)	18,254	279,104

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Cambrex Corp. (b)	21,505	$946,220
Luminex Corp. (a) (b)	25,819	500,888

		2,479,880

MACHINERY — 4.1%
Actuant Corp. Class A	39,781	982,989
Albany International Corp. Class A	19,464	731,652
Astec Industries, Inc.	12,680	591,776
Barnes Group, Inc.	34,258	1,200,058
Briggs & Stratton Corp. (a)	29,043	694,709
Chart Industries, Inc. (b)	20,504	445,347
CIRCOR International, Inc.	11,144	516,970
EnPro Industries, Inc.	14,846	856,317
ESCO Technologies, Inc.	17,395	678,057
Federal Signal Corp.	42,216	559,784
Greenbrier Cos., Inc. (a)	17,505	483,838
Harsco Corp.	54,160	295,172
Hillenbrand, Inc.	42,530	1,273,773
John Bean Technologies Corp.	19,757	1,114,492
Lindsay Corp. (a)	7,599	544,164
Lydall, Inc. (b)	11,488	373,590
Mueller Industries, Inc.	38,541	1,133,876
Proto Labs, Inc. (a) (b)	15,909	1,226,425
SPX Corp.	28,366	426,057
SPX FLOW, Inc. (b)	28,167	706,428
Standex International Corp.	8,627	671,267
Tennant Co.	11,981	616,782
Titan International, Inc.	29,686	159,711
Watts Water Technologies, Inc. Class A	18,985	1,046,643

		17,329,877

MARINE — 0.3%
Matson, Inc.	29,387	1,180,476

MEDIA — 0.7%
EW Scripps Co. Class A	35,953	560,507
Gannett Co., Inc. (a)	78,496	1,188,429
Harte-Hanks, Inc.	31,592	79,928
Scholastic Corp.	18,072	675,351
Sizmek, Inc. (b)	14,233	41,276
World Wrestling Entertainment, Inc. Class A (a)	23,122	408,334

		2,953,825

METALS & MINING — 0.9%
AK Steel Holding Corp. (a) (b)	120,654	498,301
Century Aluminum Co. (a) (b)	33,435	235,717
Haynes International, Inc.	8,366	305,359
Kaiser Aluminum Corp.	12,185	1,030,120
Materion Corp.	13,530	358,274
Olympic Steel, Inc. (a)	6,235	107,928
Stillwater Mining Co. (a) (b)	81,845	871,649
SunCoke Energy, Inc.	43,297	281,431
TimkenSteel Corp. (a)	25,733	234,170

		3,922,949

MULTI-UTILITIES — 0.9%
Avista Corp.	42,191	1,720,549
NorthWestern Corp.	32,522	2,008,233

		3,728,782

MULTILINE RETAIL — 0.1%
Fred’s, Inc. Class A	23,755	354,187
Tuesday Morning Corp. (b)	29,661	242,627

		596,814

OIL, GAS & CONSUMABLE FUELS — 1.2%
Bill Barrett Corp. (a) (b)	33,894	210,821
Bonanza Creek Energy, Inc. (a) (b)	27,032	42,981
Carrizo Oil & Gas, Inc. (b)	36,658	1,133,465
Cloud Peak Energy, Inc. (a) (b)	40,036	78,070
Contango Oil & Gas Co. (a) (b)	11,633	137,153
Green Plains, Inc. (a)	24,462	390,413
Northern Oil and Gas, Inc. (a) (b)	34,918	139,323
PDC Energy, Inc. (a) (b)	30,709	1,825,650
REX American Resources Corp. (a) (b)	3,916	217,221
Rex Energy Corp. (a) (b)	32,246	24,775
Stone Energy Corp. (b)	39,105	30,893
Synergy Resources Corp. (a) (b)	77,611	603,037

		4,833,802

PAPER & FOREST PRODUCTS — 1.0%
Boise Cascade Co. (b)	26,224	543,361
Clearwater Paper Corp. (b)	11,761	570,526
Deltic Timber Corp. (a)	7,259	436,629
KapStone Paper and Packaging Corp.	58,021	803,591
Neenah Paper, Inc.	11,270	717,448
PH Glatfelter Co.	29,341	608,239
Schweitzer-Mauduit International, Inc.	20,610	648,803

		4,328,597

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	11,506	355,535
Medifast, Inc.	6,194	186,997

		542,532

PHARMACEUTICALS — 1.9%
ANI Pharmaceuticals, Inc. (a) (b)	5,042	169,714
Depomed, Inc. (a) (b)	41,162	573,387
Impax Laboratories, Inc. (a) (b)	46,113	1,476,538
Lannett Co., Inc. (a) (b)	18,754	336,259
Medicines Co. (b)	46,812	1,487,217
Nektar Therapeutics (a) (b)	91,875	1,263,281
Phibro Animal Health Corp. Class A (a)	12,503	338,081
Prestige Brands Holdings, Inc. (b)	35,599	1,900,631
Sagent Pharmaceuticals, Inc. (b)	16,202	197,178
Supernus Pharmaceuticals, Inc. (b)	23,028	351,177

		8,093,463

PROFESSIONAL SERVICES — 1.8%
CDI Corp.	9,479	59,528
Exponent, Inc.	17,375	886,299
Heidrick & Struggles International, Inc.	11,601	274,944
Insperity, Inc.	11,033	570,737
Kelly Services, Inc. Class A	20,014	382,668
Korn/Ferry International	38,669	1,093,946
Navigant Consulting, Inc. (b)	31,969	505,430
On Assignment, Inc. (b)	32,318	1,193,180
Resources Connection, Inc.	24,944	388,129
TrueBlue, Inc. (b)	28,414	743,026
WageWorks, Inc. (b)	24,277	1,228,659

		7,326,546

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.3%
Acadia Realty Trust	47,621	$1,672,926
Agree Realty Corp.	13,077	503,072
American Assets Trust, Inc.	26,608	1,062,191
Capstead Mortgage Corp.	64,674	639,626
CareTrust REIT, Inc.	38,298	486,385
Cedar Realty Trust, Inc.	50,579	365,686
Chesapeake Lodging Trust (a)	40,653	1,075,678
CoreSite Realty Corp.	20,413	1,429,114
Cousins Properties, Inc.	135,733	1,408,909
DiamondRock Hospitality Co.	135,484	1,371,098
EastGroup Properties, Inc.	21,679	1,308,761
Education Realty Trust, Inc.	42,729	1,777,527
Four Corners Property Trust, Inc.	36,418	653,703
Franklin Street Properties Corp.	59,948	636,048
GEO Group, Inc.	49,811	1,726,947
Getty Realty Corp.	17,679	350,575
Government Properties Income Trust (a)	48,006	856,907
Kite Realty Group Trust	56,348	1,561,403
Lexington Realty Trust	142,991	1,229,723
LTC Properties, Inc.	25,304	1,144,753
Medical Properties Trust, Inc. (a)	160,483	2,083,069
Parkway Properties, Inc.	55,064	862,302
Pennsylvania Real Estate Investment Trust (a)	46,688	1,020,133
PS Business Parks, Inc.	13,165	1,323,214
Retail Opportunity Investments Corp.	67,175	1,351,561
Sabra Health Care REIT, Inc.	43,976	883,478
Saul Centers, Inc.	7,755	411,170
Summit Hotel Properties, Inc.	58,723	702,914
Universal Health Realty Income Trust	8,242	463,613
Urstadt Biddle Properties, Inc. Class A	17,847	373,895

		30,736,381

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a) (b)	22,999	299,907
RE/MAX Holdings, Inc. Class A	11,863	406,901

		706,808

ROAD & RAIL — 0.8%
ArcBest Corp.	16,405	354,184
Celadon Group, Inc.	18,710	196,081
Heartland Express, Inc. (a)	39,831	738,865
Knight Transportation, Inc. (a)	41,518	1,085,696
Marten Transport, Ltd.	16,130	301,953
Roadrunner Transportation Systems, Inc. (b)	20,339	253,424
Saia, Inc. (b)	16,793	472,723

		3,402,926

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (b)	26,889	935,468
Brooks Automation, Inc.	46,271	481,218
Cabot Microelectronics Corp.	16,222	663,642
CEVA, Inc. (b)	13,827	311,108
Cirrus Logic, Inc. (a) (b)	42,611	1,551,467
Cohu, Inc.	16,833	199,976
Diodes, Inc. (b)	26,262	527,866
DSP Group, Inc. (b)	14,556	132,751
Exar Corp. (b)	32,209	185,202

Kopin Corp. (a) (b)	43,009	71,395
Kulicke & Soffa Industries, Inc. (b)	47,749	540,519
MKS Instruments, Inc.	35,923	1,352,501
Monolithic Power Systems, Inc.	24,989	1,590,300
Nanometrics, Inc. (b)	16,330	258,667
Power Integrations, Inc.	19,378	962,311
Rambus, Inc. (a) (b)	73,932	1,016,565
Rudolph Technologies, Inc. (b)	20,906	285,576
Semtech Corp. (b)	43,789	962,920
Tessera Technologies, Inc.	32,010	992,310
Ultratech, Inc. (b)	17,963	392,312
Veeco Instruments, Inc. (b)	26,876	523,544

		13,937,618

SOFTWARE — 2.9%
Blackbaud, Inc.	31,692	1,993,110
Bottomline Technologies de, Inc. (a) (b)	25,659	782,343
Ebix, Inc. (a)	17,354	707,870
Epiq Systems, Inc.	21,896	328,878
Interactive Intelligence Group, Inc. (a) (b)	11,918	434,054
MicroStrategy, Inc. Class A (b)	6,313	1,134,572
Monotype Imaging Holdings, Inc.	26,896	643,352
Progress Software Corp. (b)	34,379	829,221
Qualys, Inc. (a) (b)	16,306	412,705
Rovi Corp. (b)	55,833	1,145,135
Synchronoss Technologies, Inc. (b)	27,059	875,088
Take-Two Interactive Software, Inc. (a) (b)	57,306	2,158,717
Tangoe, Inc. (a) (b)	25,262	199,317
VASCO Data Security International, Inc. (a) (b)	20,384	313,914

		11,958,276

SPECIALTY RETAIL — 4.5%
Asbury Automotive Group, Inc. (b)	16,694	998,969
Barnes & Noble Education, Inc. (b)	26,191	256,672
Barnes & Noble, Inc.	40,685	502,867
Big 5 Sporting Goods Corp	12,305	136,709
Buckle, Inc. (a)	18,828	637,704
Caleres, Inc.	29,478	833,933
Cato Corp. Class A	17,646	680,253
Children’s Place, Inc.	13,524	1,128,848
Express, Inc. (b)	48,518	1,038,770
Finish Line, Inc. Class A	30,147	636,102
Five Below, Inc. (a) (b)	36,827	1,522,428
Francesca’s Holdings Corp. (b)	28,071	537,840
Genesco, Inc. (b)	14,957	1,080,643
Group 1 Automotive, Inc.	15,000	880,350
Haverty Furniture Cos., Inc.	13,530	286,295
Hibbett Sports, Inc. (a) (b)	15,380	552,142
Kirkland’s, Inc.	10,670	186,832
Lithia Motors, Inc. Class A (a)	15,632	1,365,143
Lumber Liquidators Holdings, Inc. (a) (b)	18,325	240,424
MarineMax, Inc. (b)	16,317	317,692
Monro Muffler Brake, Inc. (a)	21,750	1,554,472
Outerwall, Inc. (a)	11,182	413,622
Rent-A-Center, Inc. (a)	35,669	565,354
Select Comfort Corp. (a) (b)	32,724	634,518
Sonic Automotive, Inc. Class A	19,428	359,029
Stage Stores, Inc. (a)	21,359	172,154
Stein Mart, Inc. (a)	19,462	142,656

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Tailored Brands, Inc.	32,542	$582,502
Vitamin Shoppe, Inc. (a) (b)	17,435	539,788
Zumiez, Inc. (a) (b)	13,507	269,059

		19,053,770

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Cray, Inc. (b)	27,470	1,151,268
Electronics For Imaging, Inc. (b)	31,885	1,351,605
Super Micro Computer, Inc. (b)	24,830	846,206

		3,349,079

TEXTILES,APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a) (b)	49,456	475,767
G-III Apparel Group, Ltd. (b)	27,064	1,323,159
Iconix Brand Group, Inc. (a) (b)	32,619	262,583
Movado Group, Inc.	11,001	302,857
Oxford Industries, Inc.	9,829	660,804
Perry Ellis International, Inc. (b)	8,015	147,556
Steven Madden, Ltd. (b)	37,551	1,390,889
Tumi Holdings, Inc. (b)	37,846	1,015,030
Unifi, Inc. (b)	10,112	231,666
Vera Bradley, Inc. (b)	13,833	281,363
Wolverine World Wide, Inc.	67,511	1,243,552

		7,335,226

THRIFTS & MORTGAGE FINANCE — 1.5%
Astoria Financial Corp.	61,709	977,471
Bank Mutual Corp.	28,217	213,603
BofI Holding, Inc. (a) (b)	38,706	825,986
Dime Community Bancshares, Inc.	20,651	363,871
LendingTree, Inc. (a) (b)	4,691	458,686
Northfield Bancorp, Inc.	26,311	432,553
Northwest Bancshares, Inc.	68,697	928,096
Oritani Financial Corp.	25,319	429,663
Provident Financial Services, Inc.	39,984	807,277
TrustCo Bank Corp.	63,925	387,385
Walker & Dunlop, Inc. (b)	18,368	445,791

		6,270,382

TOBACCO — 0.2%
Universal Corp.	15,365	872,886

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	26,544	1,152,010
DXP Enterprises, Inc. (b)	8,558	150,278
Kaman Corp. (a)	18,242	778,751
Veritiv Corp. (a) (b)	5,527	205,936

		2,286,975

WATER UTILITIES — 0.4%
American States Water Co.	24,765	974,750
California Water Service Group (a)	32,400	865,728

		1,840,478

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	14,153	247,819

TOTAL COMMON STOCKS (Cost $398,337,991)		418,646,823

SHORT-TERM INVESTMENTS — 12.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	481,630	481,630
State Street Navigator Securities Lending Prime Portfolio (d) (e)	53,697,731	53,697,731

TOTAL SHORT-TERM INVESTMENTS
(Cost $54,179,361)		54,179,361

TOTAL INVESTMENTS — 112.6% (Cost $452,517,352)		472,826,184
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.6)%		(53,032,184)

NET ASSETS — 100.0%		$419,794,000

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,585,213	$—	$—	$4,585,213
Air Freight & Logistics	3,063,184	—	—	3,063,184
Airlines	3,780,743	—	—	3,780,743
Auto Components	4,463,783	—	—	4,463,783
Automobiles.	407,355	—	—	407,355
Banks	35,285,680	—	—	35,285,680
Biotechnology	5,520,270	—	—	5,520,270
Building Products	7,216,653	—	—	7,216,653
Capital Markets	6,812,397	—	—	6,812,397
Chemicals	9,550,991	—	—	9,550,991
Commercial Services & Supplies	13,093,557	—	—	13,093,557

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$8,092,274	$—	$—	$8,092,274
Construction & Engineering	5,154,421	—	—	5,154,421
Construction Materials	1,544,983	—	—	1,544,983
Consumer Finance	3,963,894	—	—	3,963,894
Containers & Packaging	191,833	—	—	191,833
Distributors	1,333,944	—	—	1,333,944
Diversified Consumer Services	1,637,274	—	—	1,637,274
Diversified Telecommunication Services	4,650,019	—	—	4,650,019
Electric Utilities	3,006,241	—	—	3,006,241
Electrical Equipment.	4,694,953	—	—	4,694,953
Electronic Equipment, Instruments & Components	19,656,656	—	—	19,656,656
Energy Equipment & Services	6,101,316	—	—	6,101,316
Food & Staples Retailing	1,326,060	—	—	1,326,060
Food Products	7,009,147	—	—	7,009,147
Gas Utilities	9,703,891	—	—	9,703,891
Health Care Equipment & Supplies	17,445,755	—	—	17,445,755
Health Care Providers & Services	14,378,929	—	—	14,378,929
Health Care Technology	4,152,720	—	—	4,152,720
Hotels, Restaurants & Leisure	13,908,667	—	—	13,908,667
Household Durables	7,014,360	—	—	7,014,360
Household Products	1,455,042	—	—	1,455,042
Insurance	11,894,035	—	—	11,894,035
Internet & Catalog Retail	1,184,047	—	—	1,184,047
Internet Software & Services	3,869,110	—	—	3,869,110
IT Services.	10,581,887	—	—	10,581,887
Leisure Equipment & Products	1,599,372	—	—	1,599,372
Life Sciences Tools & Services	2,479,880	—	—	2,479,880
Machinery	17,329,877	—	—	17,329,877
Marine	1,180,476	—	—	1,180,476
Media	2,953,825	—	—	2,953,825
Metals & Mining	3,922,949	—	—	3,922,949
Multi-Utilities	3,728,782	—	—	3,728,782
Multiline Retail	596,814	—	—	596,814
Oil, Gas & Consumable Fuels	4,833,802	—	—	4,833,802
Paper & Forest Products	4,328,597	—	—	4,328,597
Personal Products	542,532	—	—	542,532
Pharmaceuticals	8,093,463	—	—	8,093,463
Professional Services	7,326,546	—	—	7,326,546
Real Estate Investment Trusts (REITs)	30,736,381	—	—	30,736,381
Real Estate Management & Development	706,808	—	—	706,808
Road & Rail	3,402,926	—	—	3,402,926
Semiconductors & Semiconductor Equipment	13,937,618	—	—	13,937,618
Software	11,958,276	—	—	11,958,276
Specialty Retail	19,053,770	—	—	19,053,770
Technology Hardware, Storage & Peripherals	3,349,079	—	—	3,349,079
Textiles, Apparel & Luxury Goods	7,335,226	—	—	7,335,226
Thrifts & Mortgage Finance.	6,270,382	—	—	6,270,382
Tobacco	872,886	—	—	872,886
Trading Companies & Distributors	2,286,975	—	—	2,286,975
Water Utilities	1,840,478	—	—	1,840,478
Wireless Telecommunication Services	247,819	—	—	247,819
Short-Term Investments	54,179,361	—	—	54,179,361

TOTAL INVESTMENTS	$472,826,184	$—	$—	$472,826,184

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.7%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	87,322	$1,430,334
American Science & Engineering, Inc.	5,071	140,416
National Presto Industries, Inc.	5,277	441,896
TASER International, Inc. (a) (b)	103,422	2,030,174

		4,042,820

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	40,618	1,840,808

AIRLINES — 1.4%
Allegiant Travel Co.	25,162	4,480,346
Hawaiian Holdings, Inc. (b)	91,140	4,300,896

		8,781,242

AUTO COMPONENTS — 1.4%
Dorman Products, Inc. (b)	39,013	2,123,087
Drew Industries, Inc.	46,830	3,018,662
Gentherm, Inc. (b)	69,741	2,900,528
Motorcar Parts of America, Inc. (b)	21,365	811,443

		8,853,720

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	29,005	651,162

BANKS — 10.2%
Ameris Bancorp (a)	52,903	1,564,871
Banc of California, Inc.	62,500	1,093,750
Banner Corp.	39,074	1,642,671
BBCN Bancorp, Inc.	150,895	2,292,095
Brookline Bancorp, Inc.	80,190	882,892
Cardinal Financial Corp.	44,195	899,368
Central Pacific Financial Corp.	37,619	818,966
City Holding Co. (a)	16,639	795,012
Columbia Banking System, Inc.	79,899	2,390,578
Community Bank System, Inc.	46,329	1,770,231
CVB Financial Corp. (a)	129,419	2,258,362
First Commonwealth Financial Corp.	110,116	975,628
First Financial Bankshares, Inc. (a)	125,459	3,711,077
First Midwest Bancorp, Inc.	150,502	2,712,046
First NBC Bank Holding Co. (b)	17,544	361,231
Glacier Bancorp, Inc.	95,961	2,439,329
Hanmi Financial Corp.	61,232	1,348,329
Home BancShares, Inc.	117,035	4,792,583
Independent Bank Corp.	35,420	1,627,903
LegacyTexas Financial Group, Inc.	83,796	1,646,591
MB Financial, Inc.	84,493	2,741,798
National Penn Bancshares, Inc.	168,524	1,793,095
NBT Bancorp, Inc.	41,173	1,109,612
Pinnacle Financial Partners, Inc.	67,736	3,323,128
S&T Bancorp, Inc.	42,786	1,102,167
Simmons First National Corp. Class A	54,872	2,473,081
Sterling Bancorp	154,680	2,464,052
Talmer Bancorp, Inc. Class A	120,182	2,174,092
Texas Capital Bancshares, Inc. (b)	49,493	1,899,541
Tompkins Financial Corp.	16,020	1,025,280
United Bankshares, Inc. (a)	67,564	2,479,599
United Community Banks, Inc.	83,481	1,541,894
Westamerica Bancorp (a)	21,760	1,059,930
Wilshire Bancorp, Inc.	91,565	943,120

		62,153,902

BIOTECHNOLOGY — 2.2%
Acorda Therapeutics, Inc. (a) (b)	88,009	2,327,838
AMAG Pharmaceuticals, Inc. (b)	36,982	865,379
Emergent BioSolutions, Inc. (b)	59,306	2,155,773
Ligand Pharmaceuticals, Inc. (a) (b)	34,520	3,696,747
MiMedx Group, Inc. (a) (b)	189,333	1,654,770
Momenta Pharmaceuticals, Inc. (b)	120,369	1,112,209
Repligen Corp. (b)	63,074	1,691,645
Spectrum Pharmaceuticals, Inc. (a) (b)	36,227	230,404

		13,734,765

BUILDING PRODUCTS — 2.9%
AAON, Inc. (a)	76,543	2,143,204
American Woodmark Corp. (b)	26,188	1,953,363
Apogee Enterprises, Inc.	55,544	2,437,826
Gibraltar Industries, Inc. (b)	25,943	741,970
Griffon Corp.	73,005	1,127,927
PGT, Inc. (b)	92,649	911,666
Quanex Building Products Corp.	41,652	723,079
Simpson Manufacturing Co., Inc.	48,450	1,849,337
Trex Co., Inc. (b)	58,679	2,812,484
Universal Forest Products, Inc.	38,230	3,280,899

		17,981,755

CAPITAL MARKETS — 2.2%
Evercore Partners, Inc. Class A	76,229	3,944,851
Financial Engines, Inc. (a)	99,391	3,123,859
Greenhill & Co., Inc.	17,629	391,364
HFF, Inc. Class A	65,963	1,815,961
Interactive Brokers Group, Inc. Class A	76,642	3,013,563
Investment Technology Group, Inc.	33,408	738,317
Virtus Investment Partners, Inc. (a)	6,435	502,638

		13,530,553

CHEMICALS — 1.2%
American Vanguard Corp.	22,825	360,179
Balchem Corp.	59,901	3,715,060
Innospec, Inc.	45,738	1,983,200
Quaker Chemical Corp.	11,876	1,007,797

		7,066,236

COMMERCIAL SERVICES & SUPPLIES — 2.7%
Brady Corp. Class A	43,916	1,178,705
G&K Services, Inc. Class A	18,842	1,380,177
Healthcare Services Group, Inc. (a)	138,339	5,092,259
Interface, Inc.	125,932	2,334,779
Matthews International Corp. Class A	63,413	3,263,867
Mobile Mini, Inc. (a)	45,508	1,502,674
US Ecology, Inc.	41,617	1,837,807

		16,590,268

COMMUNICATIONS EQUIPMENT — 1.5%
CalAmp Corp. (b)	42,458	761,272
Digi International, Inc. (b)	27,170	256,213
Ixia (b)	73,011	909,717
Lumentum Holdings, Inc. (b)	38,405	1,035,783
NETGEAR, Inc. (b)	39,392	1,590,255
Ruckus Wireless, Inc. (a) (b)	67,433	661,517
ViaSat, Inc. (a) (b)	53,485	3,930,078

		9,144,835

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 1.0%
Comfort Systems USA, Inc.	71,376	$2,267,616
Dycom Industries, Inc. (a) (b)	63,121	4,082,035

		6,349,651

CONSTRUCTION MATERIALS — 0.7%
Headwaters, Inc. (b)	140,300	2,783,552
US Concrete, Inc. (a) (b)	26,677	1,589,416

		4,372,968

CONSUMER FINANCE — 0.3%
PRA Group, Inc. (a) (b)	57,060	1,676,993

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (a)	23,821	1,942,841

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
8x8, Inc. (b)	170,610	1,716,336
Atlantic Tele-Network, Inc.	10,241	776,575
Cincinnati Bell, Inc. (b)	264,740	1,024,544
Cogent Communications Holdings, Inc. (a)	51,679	2,017,031
Consolidated Communications Holdings, Inc. (a)	42,260	1,088,618
General Communication, Inc. Class A (b)	54,944	1,006,574

		7,629,678

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	49,593	2,806,964
Franklin Electric Co., Inc.	30,070	967,352
Vicor Corp. (b)	21,383	224,094

		3,998,410

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Agilysys, Inc. (b)	12,860	131,301
Badger Meter, Inc. (a)	18,537	1,232,896
Coherent, Inc. (b)	25,350	2,329,665
DTS, Inc. (b)	17,867	389,143
ePlus, Inc. (b)	5,541	446,106
Fabrinet (b)	58,293	1,885,778
II-VI, Inc. (b)	100,378	2,179,206
Littelfuse, Inc.	29,597	3,643,687
Mercury Systems, Inc. (b)	40,862	829,499
Methode Electronics, Inc.	71,040	2,077,209
MTS Systems Corp.	13,855	843,077
OSI Systems, Inc. (b)	35,424	2,319,918

		18,307,485

ENERGY EQUIPMENT & SERVICES — 0.4%
Matrix Service Co. (b)	25,552	452,270
TETRA Technologies, Inc. (b)	80,140	508,889
US Silica Holdings, Inc. (a)	72,911	1,656,538

		2,617,697

FOOD PRODUCTS — 1.8%
B&G Foods, Inc. (a)	118,032	4,108,694
Cal-Maine Foods, Inc. (a)	59,563	3,091,915
Calavo Growers, Inc.	28,108	1,603,843
J&J Snack Foods Corp.	18,210	1,971,779

		10,776,231

GAS UTILITIES — 1.5%
Piedmont Natural Gas Co., Inc.	155,493	9,303,146

HEALTH CARE EQUIPMENT & SUPPLIES — 6.6%
Abaxis, Inc.	24,926	1,131,391
Analogic Corp.	12,067	953,414
Anika Therapeutics, Inc. (b)	17,315	774,327
Cantel Medical Corp.	68,779	4,908,069
CONMED Corp.	30,221	1,267,469
CryoLife, Inc. (a)	21,108	226,911
Cynosure, Inc. Class A (b)	44,262	1,952,839
Greatbatch, Inc. (b)	29,801	1,062,108
Haemonetics Corp. (b)	40,847	1,428,828
ICU Medical, Inc. (b)	19,178	1,996,430
Inogen, Inc. (b)	16,753	753,550
Integra LifeSciences Holdings Corp. (b)	54,856	3,695,100
Masimo Corp. (b)	85,502	3,577,404
Meridian Bioscience, Inc. (a)	54,703	1,127,429
Merit Medical Systems, Inc. (b)	84,660	1,565,363
Natus Medical, Inc. (b)	63,758	2,450,220
Neogen Corp. (b)	71,002	3,574,951
NuVasive, Inc. (b)	95,227	4,632,794
SurModics, Inc. (b)	23,947	440,864
Vascular Solutions, Inc. (b)	33,012	1,073,880
Zeltiq Aesthetics, Inc. (b)	61,307	1,665,098

		40,258,439

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Aceto Corp. (a)	56,583	1,333,095
Adeptus Health, Inc. Class A (a) (b)	15,008	833,544
Air Methods Corp. (a) (b)	36,586	1,325,145
Almost Family, Inc. (b)	16,996	632,931
Amedisys, Inc. (b)	30,965	1,496,848
AMN Healthcare Services, Inc. (b)	91,851	3,087,112
Chemed Corp. (a)	32,614	4,417,566
CorVel Corp. (b)	19,476	767,744
Cross Country Healthcare, Inc. (b)	62,028	721,386
Diplomat Pharmacy, Inc. (b)	54,900	1,504,260
Ensign Group, Inc.	63,729	1,442,824
ExamWorks Group, Inc. (a) (b)	36,401	1,076,014
HealthEquity, Inc. (a) (b)	37,833	933,340
Landauer, Inc. (a)	11,494	380,107
LHC Group, Inc. (b)	24,639	876,163
Providence Service Corp. (b)	13,780	703,745
Surgical Care Affiliates, Inc. (b)	51,679	2,391,704
US Physical Therapy, Inc.	23,819	1,184,519

		25,108,047

HEALTH CARE TECHNOLOGY — 1.4%
Computer Programs & Systems, Inc. (a)	9,534	496,912
HealthStream, Inc. (b)	46,345	1,023,761
Medidata Solutions, Inc. (b)	108,139	4,186,061
Omnicell, Inc. (b)	67,818	1,890,088
Quality Systems, Inc. (a)	46,797	713,186

		8,310,008

HOTELS, RESTAURANTS & LEISURE — 4.1%
Belmond, Ltd. Class A (b)	39,722	376,962
BJ’s Restaurants, Inc. (b)	22,458	933,579
Boyd Gaming Corp. (a) (b)	154,478	3,191,515
DineEquity, Inc.	13,052	1,219,448
Marcus Corp.	19,272	365,204
Monarch Casino & Resort, Inc. (b)	19,777	384,860
Papa John’s International, Inc. (a)	53,653	2,907,456

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Pinnacle Entertainment, Inc. (b)	115,756	$4,063,036
Popeyes Louisiana Kitchen, Inc. (b)	42,629	2,219,266
Red Robin Gourmet Burgers, Inc. (a) (b)	13,494	869,958
Ruth’s Hospitality Group, Inc.	65,136	1,199,154
Scientific Games Corp. Class A (a) (b)	43,465	409,875
Sonic Corp.	94,329	3,316,608
Texas Roadhouse, Inc. (a)	88,844	3,871,822

		25,328,743

HOUSEHOLD DURABLES — 2.2%
Helen of Troy, Ltd. (b)	54,194	5,619,376
Installed Building Products, Inc. (b)	31,637	841,860
iRobot Corp. (a) (b)	24,315	858,319
La-Z-Boy, Inc.	46,855	1,252,903
M/I Homes, Inc. (b)	20,998	391,613
Meritage Homes Corp. (b)	70,175	2,558,580
TopBuild Corp. (b)	41,582	1,236,649
Universal Electronics, Inc. (b)	12,701	787,335

		13,546,635

HOUSEHOLD PRODUCTS — 0.5%
WD-40 Co.	25,476	2,751,663

INSURANCE — 2.6%
AMERISAFE, Inc.	36,564	1,921,073
eHealth, Inc. (b)	10,189	95,675
Employers Holdings, Inc.	61,438	1,728,865
HCI Group, Inc. (a)	9,690	322,677
ProAssurance Corp.	57,084	2,888,450
RLI Corp. (a)	72,694	4,860,321
Selective Insurance Group, Inc.	59,802	2,189,351
United Fire Group, Inc.	22,101	968,466
Universal Insurance Holdings, Inc. (a)	59,716	1,062,945

		16,037,823

INTERNET & CATALOG RETAIL — 0.4%
Blue Nile, Inc.	21,352	548,960
Nutrisystem, Inc.	56,037	1,169,492
PetMed Express, Inc. (a)	23,129	414,240

		2,132,692

INTERNET SOFTWARE & SERVICES — 1.4%
DHI Group, Inc. (b)	51,492	415,540
LivePerson, Inc. (a) (b)	31,925	186,761
LogMeIn, Inc. (b)	47,468	2,395,235
Monster Worldwide, Inc. (b)	86,164	280,895
NIC, Inc.	116,554	2,101,469
Stamps.com, Inc. (a) (b)	28,590	3,038,545
XO Group, Inc. (b)	25,713	412,694

		8,831,139

IT SERVICES — 3.2%
Cardtronics, Inc. (a) (b)	61,522	2,214,177
CSG Systems International, Inc.	46,645	2,106,488
ExlService Holdings, Inc. (b)	63,155	3,271,429
Forrester Research, Inc.	9,941	334,117
Heartland Payment Systems, Inc.	70,820	6,839,087
Perficient, Inc. (b)	37,181	807,571
Sykes Enterprises, Inc. (b)	52,826	1,594,289
TeleTech Holdings, Inc.	23,416	650,028
Virtusa Corp. (b)	51,449	1,927,280

		19,744,466

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co.	118,106	1,077,126
Sturm Ruger & Co., Inc.	36,381	2,487,733

		3,564,859

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Affymetrix, Inc. (b)	152,845	2,141,359
Albany Molecular Research, Inc. (a) (b)	51,334	784,897
Cambrex Corp. (b)	61,155	2,690,820
Luminex Corp. (a) (b)	73,386	1,423,688

		7,040,764

MACHINERY — 3.0%
Albany International Corp. Class A	27,434	1,031,244
Barnes Group, Inc.	52,660	1,844,680
ESCO Technologies, Inc.	25,050	976,449
Federal Signal Corp.	84,618	1,122,035
Hillenbrand, Inc.	82,291	2,464,615
John Bean Technologies Corp.	56,100	3,164,601
Lydall, Inc. (b)	32,459	1,055,567
Proto Labs, Inc. (a) (b)	45,272	3,490,018
Standex International Corp.	16,146	1,256,320
Tennant Co.	16,946	872,380
Watts Water Technologies, Inc. Class A	21,982	1,211,868

		18,489,777

MARINE — 0.6%
Matson, Inc.	83,444	3,351,945

MEDIA — 0.3%
EW Scripps Co. Class A	44,611	695,485
World Wrestling Entertainment, Inc. Class A (a)	66,104	1,167,397

		1,862,882

METALS & MINING — 0.4%
AK Steel Holding Corp. (b)	174,027	718,732
Kaiser Aluminum Corp.	21,480	1,815,919

		2,534,651

OIL, GAS & CONSUMABLE FUELS — 1.2%
Carrizo Oil & Gas, Inc. (b)	62,222	1,923,904
Northern Oil and Gas, Inc. (a) (b)	45,442	181,313
PDC Energy, Inc. (a) (b)	62,055	3,689,170
Stone Energy Corp. (a) (b)	29,624	23,403
Synergy Resources Corp. (a) (b)	221,232	1,718,973

		7,536,763

PAPER & FOREST PRODUCTS — 0.6%
Deltic Timber Corp. (a)	20,648	1,241,977
KapStone Paper and Packaging Corp.	108,320	1,500,232
Neenah Paper, Inc.	18,639	1,186,559

		3,928,768

PERSONAL PRODUCTS — 0.0% (c)
Medifast, Inc.	7,740	233,671

PHARMACEUTICALS — 3.4%
ANI Pharmaceuticals, Inc. (a) (b)	6,967	234,509
Depomed, Inc. (a) (b)	115,787	1,612,913
Impax Laboratories, Inc. (a) (b)	130,898	4,191,354
Lannett Co., Inc. (a) (b)	53,196	953,804
Medicines Co. (b)	78,061	2,479,998
Nektar Therapeutics (a) (b)	260,910	3,587,513

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Phibro Animal Health Corp. Class A (a)	34,676	$937,639
Prestige Brands Holdings, Inc. (b)	101,044	5,394,739
Sagent Pharmaceuticals, Inc. (b)	21,278	258,953
Supernus Pharmaceuticals, Inc. (b)	66,392	1,012,478

		20,663,900

PROFESSIONAL SERVICES — 2.5%
Exponent, Inc.	48,861	2,492,400
Heidrick & Struggles International, Inc.	32,955	781,033
Insperity, Inc.	16,574	857,373
Korn/Ferry International	109,967	3,110,966
Navigant Consulting, Inc. (b)	48,068	759,955
On Assignment, Inc. (b)	91,028	3,360,754
Resources Connection, Inc.	41,287	642,426
TrueBlue, Inc. (b)	80,402	2,102,512
WageWorks, Inc. (b)	27,624	1,398,051

		15,505,470

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.1%
Acadia Realty Trust	135,099	4,746,028
Agree Realty Corp.	21,789	838,223
American Assets Trust, Inc.	52,147	2,081,708
CareTrust REIT, Inc.	78,316	994,613
Cedar Realty Trust, Inc.	84,440	610,501
CoreSite Realty Corp.	58,107	4,068,071
Cousins Properties, Inc.	224,166	2,326,843
DiamondRock Hospitality Co.	206,220	2,086,946
EastGroup Properties, Inc.	32,689	1,973,435
Education Realty Trust, Inc. (a)	121,109	5,038,134
Four Corners Property Trust, Inc.	102,661	1,842,765
Getty Realty Corp.	34,067	675,549
Government Properties Income Trust (a)	45,717	816,048
LTC Properties, Inc.	44,777	2,025,712
Medical Properties Trust, Inc.	207,709	2,696,063
Pennsylvania Real Estate Investment Trust (a)	51,329	1,121,539
PS Business Parks, Inc.	22,910	2,302,684
Retail Opportunity Investments Corp.	189,166	3,806,020
Saul Centers, Inc.	13,378	709,302
Summit Hotel Properties, Inc.	119,806	1,434,078
Universal Health Realty Income Trust	15,213	855,731
Urstadt Biddle Properties, Inc. Class A	26,058	545,915

		43,595,908

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a) (b)	27,992	365,016
RE/MAX Holdings, Inc. Class A	9,290	318,647

		683,663

ROAD & RAIL — 0.4%
Heartland Express, Inc. (a)	56,323	1,044,792
Knight Transportation, Inc. (a)	57,714	1,509,221

		2,554,013

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (b)	48,421	1,684,567
CEVA, Inc. (b)	38,946	876,285
Cirrus Logic, Inc. (b)	120,991	4,405,282
Cohu, Inc.	28,908	343,427
Exar Corp. (b)	41,523	238,757
Kopin Corp. (a) (b)	130,017	215,828

MKS Instruments, Inc.	52,045	1,959,494
Monolithic Power Systems, Inc.	70,884	4,511,058
Nanometrics, Inc. (b)	17,313	274,238
Power Integrations, Inc.	34,963	1,736,263
Rambus, Inc. (a) (b)	210,374	2,892,642
Rudolph Technologies, Inc. (b)	38,657	528,055
Semtech Corp. (b)	48,174	1,059,346
Tessera Technologies, Inc.	90,850	2,816,350

		23,541,592

SOFTWARE — 3.8%
Blackbaud, Inc.	89,971	5,658,276
Bottomline Technologies de, Inc. (a) (b)	38,808	1,183,256
Ebix, Inc. (a)	49,526	2,020,165
Interactive Intelligence Group, Inc. (a) (b)	14,457	526,524
MicroStrategy, Inc. Class A (b)	9,259	1,664,027
Monotype Imaging Holdings, Inc.	45,167	1,080,395
Progress Software Corp. (b)	58,518	1,411,454
Qualys, Inc. (b)	32,242	816,045
Synchronoss Technologies, Inc. (b)	76,841	2,485,038
Take-Two Interactive Software, Inc. (a) (b)	162,485	6,120,810
VASCO Data Security International, Inc. (a) (b)	28,569	439,963

		23,405,953

SPECIALTY RETAIL — 2.5%
Asbury Automotive Group, Inc. (b)	22,018	1,317,557
Five Below, Inc. (a) (b)	42,788	1,768,856
Francesca’s Holdings Corp. (b)	79,752	1,528,048
Lithia Motors, Inc. Class A	44,437	3,880,683
MarineMax, Inc. (b)	24,824	483,323
Monro Muffler Brake, Inc. (a)	61,705	4,410,056
Outerwall, Inc. (a)	19,560	723,525
Select Comfort Corp. (a) (b)	58,455	1,133,443

		15,245,491

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Cray, Inc. (b)	77,304	3,239,811
Electronics For Imaging, Inc. (b)	62,503	2,649,502
Super Micro Computer, Inc. (b)	34,789	1,185,609

		7,074,922

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
G-III Apparel Group, Ltd. (b)	49,726	2,431,104
Oxford Industries, Inc.	16,218	1,090,336
Steven Madden, Ltd. (b)	53,515	1,982,196
Tumi Holdings, Inc. (b)	52,563	1,409,740

		6,913,376

THRIFTS & MORTGAGE FINANCE — 1.2%
Bank Mutual Corp.	82,613	625,380
BofI Holding, Inc. (a) (b)	110,319	2,354,208
LendingTree, Inc. (b)	13,340	1,304,385
Northfield Bancorp, Inc.	75,069	1,234,134
Oritani Financial Corp.	49,285	836,366
Walker & Dunlop, Inc. (b)	51,591	1,252,114

		7,606,587

WATER UTILITIES — 0.4%
American States Water Co.	43,280	1,703,501
California Water Service Group (a)	21,895	585,034

		2,288,535

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TOTAL COMMON STOCKS (Cost $556,302,779)		$611,020,311

SHORT-TERM INVESTMENTS — 13.8%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	83,873,825	83,873,825
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	571,118	571,118

TOTAL SHORT-TERM INVESTMENTS (Cost $84,444,943)		84,444,943

TOTAL INVESTMENTS — 113.5% (Cost $640,747,722)		695,465,254
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.5)%		(82,830,448)

NET ASSETS — 100.0%		$612,634,806

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,042,820	$—	$—	$4,042,820
Air Freight & Logistics	1,840,808	—	—	1,840,808
Airlines	8,781,242	—	—	8,781,242
Auto Components	8,853,720	—	—	8,853,720
Automobiles.	651,162	—	—	651,162
Banks	62,153,902	—	—	62,153,902
Biotechnology	13,734,765	—	—	13,734,765
Building Products	17,981,755	—	—	17,981,755
Capital Markets	13,530,553	—	—	13,530,553
Chemicals	7,066,236	—	—	7,066,236
Commercial Services & Supplies	16,590,268	—	—	16,590,268
Communications Equipment	9,144,835	—	—	9,144,835
Construction & Engineering	6,349,651	—	—	6,349,651
Construction Materials	4,372,968	—	—	4,372,968
Consumer Finance	1,676,993	—	—	1,676,993
Distributors	1,942,841	—	—	1,942,841
Diversified Telecommunication Services	7,629,678	—	—	7,629,678
Electrical Equipment.	3,998,410	—	—	3,998,410
Electronic Equipment, Instruments & Components	18,307,485	—	—	18,307,485
Energy Equipment & Services	2,617,697	—	—	2,617,697
Food Products	10,776,231	—	—	10,776,231
Gas Utilities	9,303,146	—	—	9,303,146
Health Care Equipment & Supplies	40,258,439	—	—	40,258,439
Health Care Providers & Services	25,108,047	—	—	25,108,047
Health Care Technology	8,310,008	—	—	8,310,008
Hotels, Restaurants & Leisure	25,328,743	—	—	25,328,743
Household Durables	13,546,635	—	—	13,546,635
Household Products	2,751,663	—	—	2,751,663
Insurance	16,037,823	—	—	16,037,823
Internet & Catalog Retail	2,132,692	—	—	2,132,692
Internet Software & Services	8,831,139	—	—	8,831,139
IT Services.	19,744,466	—	—	19,744,466
Leisure Equipment & Products	3,564,859	—	—	3,564,859
Life Sciences Tools & Services	7,040,764	—	—	7,040,764
Machinery	18,489,777	—	—	18,489,777
Marine	3,351,945	—	—	3,351,945
Media	1,862,882	—	—	1,862,882

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Metals & Mining	$2,534,651	$—	$—	$2,534,651
Oil, Gas & Consumable Fuels	7,536,763	—	—	7,536,763
Paper & Forest Products	3,928,768	—	—	3,928,768
Personal Products	233,671	—	—	233,671
Pharmaceuticals	20,663,900	—	—	20,663,900
Professional Services	15,505,470	—	—	15,505,470
Real Estate Investment Trusts (REITs)	43,595,908	—	—	43,595,908
Real Estate Management & Development	683,663	—	—	683,663
Road & Rail	2,554,013	—	—	2,554,013
Semiconductors & Semiconductor Equipment	23,541,592	—	—	23,541,592
Software	23,405,953	—	—	23,405,953
Specialty Retail	15,245,491	—	—	15,245,491
Technology Hardware, Storage & Peripherals	7,074,922	—	—	7,074,922
Textiles, Apparel & Luxury Goods	6,913,376	—	—	6,913,376
Thrifts & Mortgage Finance.	7,606,587	—	—	7,606,587
Water Utilities	2,288,535	—	—	2,288,535
Short-Term Investments	84,444,943	—	—	84,444,943

TOTAL INVESTMENTS	$695,465,254	$—	$—	$695,465,254

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	44,601	$1,037,865
Aerojet Rocketdyne Holdings, Inc. (a) (b)	25,483	417,412
Aerovironment, Inc. (a)	27,820	787,862
American Science & Engineering, Inc. (b)	5,686	157,445
Cubic Corp.	29,379	1,173,985
Engility Holdings, Inc. (a)	23,210	435,420
Moog, Inc. Class A (a)	44,648	2,039,521
National Presto Industries, Inc.	2,562	214,542

		6,264,052

AIR FREIGHT & LOGISTICS — 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	32,910	1,391,106
Echo Global Logistics, Inc. (a) (b)	33,529	910,647
Forward Air Corp.	12,815	580,776
Hub Group, Inc. Class A (a)	47,090	1,920,801

		4,803,330

AIRLINES — 0.3%
SkyWest, Inc.	68,211	1,363,538

AUTO COMPONENTS — 0.7%
Dorman Products, Inc. (a)	13,687	744,847
Motorcar Parts of America, Inc. (a)	10,141	385,155
Standard Motor Products, Inc.	26,533	919,369
Superior Industries International, Inc.	31,068	685,981

		2,735,352

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	15,856	355,967

BANKS — 6.6%
Banc of California, Inc.	16,870	295,225
Boston Private Financial Holdings, Inc.	111,778	1,279,858
Brookline Bancorp, Inc.	38,357	422,311
Cardinal Financial Corp.	11,586	235,775
Central Pacific Financial Corp.	16,081	350,083
City Holding Co. (b)	9,002	430,116
Columbia Banking System, Inc.	20,874	624,550
Community Bank System, Inc.	25,777	984,939
CVB Financial Corp. (b)	42,437	740,526
First Bancorp (a)	160,171	467,699
First Commonwealth Financial Corp.	41,121	364,332
First Financial Bancorp	83,637	1,520,521
First NBC Bank Holding Co. (a)	8,191	168,653
Glacier Bancorp, Inc.	34,647	880,727
Independent Bank Corp.	10,389	477,478
MB Financial, Inc.	33,263	1,079,384
National Penn Bancshares, Inc.	82,160	874,182
NBT Bancorp, Inc.	29,093	784,056
OFG Bancorp	60,631	423,811
Old National Bancorp	155,221	1,892,144
S&T Bancorp, Inc.	16,998	437,868
Southside Bancshares, Inc.	31,695	826,289
Sterling Bancorp	52,707	839,622
Texas Capital Bancshares, Inc. (a)	27,227	1,044,972
Tompkins Financial Corp.	5,239	335,296
UMB Financial Corp. (b)	56,574	2,920,916
United Bankshares, Inc. (b)	39,558	1,451,779
United Community Banks, Inc.	22,956	423,997
Westamerica Bancorp (b)	19,311	940,639

Wilshire Bancorp, Inc.	31,486	324,306
Wintrust Financial Corp.	65,328	2,896,644

		26,738,698

BIOTECHNOLOGY — 0.3%
AMAG Pharmaceuticals, Inc. (a) (b)	20,320	475,488
Enanta Pharmaceuticals, Inc. (a) (b)	17,828	523,609
Spectrum Pharmaceuticals, Inc. (a) (b)	51,073	324,824

		1,323,921

BUILDING PRODUCTS — 0.4%
Gibraltar Industries, Inc. (a)	22,066	631,088
Quanex Building Products Corp.	16,176	280,815
Simpson Manufacturing Co., Inc.	20,935	799,089

		1,710,992

CAPITAL MARKETS — 1.0%
Calamos Asset Management, Inc. Class A	22,223	188,673
Greenhill & Co., Inc.	23,820	528,804
Interactive Brokers Group, Inc. Class A	24,469	962,121
INTL. FCStone, Inc. (a)	20,711	553,605
Investment Technology Group, Inc.	20,776	459,150
Piper Jaffray Cos. (a)	20,446	1,013,304
Virtus Investment Partners, Inc. (b)	4,449	347,511

		4,053,168

CHEMICALS — 3.5%
A Schulman, Inc.	39,461	1,074,128
American Vanguard Corp.	17,148	270,595
Calgon Carbon Corp.	67,038	939,873
Chemours Co. (b)	241,989	1,693,923
Flotek Industries, Inc. (a) (b)	73,052	535,471
FutureFuel Corp.	30,060	354,407
Hawkins, Inc. (b)	12,917	466,175
HB Fuller Co.	67,275	2,855,824
Innophos Holdings, Inc.	25,632	792,285
Intrepid Potash, Inc. (a) (b)	72,474	80,446
Koppers Holdings, Inc. (a)	28,048	630,239
Kraton Performance Polymers, Inc. (a)	41,002	709,335
LSB Industries, Inc. (a) (b)	26,953	343,651
Quaker Chemical Corp.	9,427	799,975
Rayonier Advanced Materials, Inc. (b)	59,071	561,175
Stepan Co.	24,353	1,346,477
Tredegar Corp.	33,857	532,232

		13,986,211

COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	74,817	2,417,337
Brady Corp. Class A	32,168	863,389
Brink’s Co.	66,193	2,223,423
Essendant, Inc.	50,711	1,619,202
G&K Services, Inc. Class A	13,590	995,468
Mobile Mini, Inc. (b)	28,237	932,386
Tetra Tech, Inc.	78,922	2,353,454
UniFirst Corp.	20,651	2,253,437
Viad Corp.	26,938	785,512

		14,443,608

COMMUNICATIONS EQUIPMENT — 2.4%
ADTRAN, Inc.	66,618	1,347,016
Bel Fuse, Inc. Class B	11,369	165,987
Black Box Corp.	19,818	266,949

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

CalAmp Corp. (a)	19,767	$354,422
Comtech Telecommunications Corp.	22,006	514,280
Digi International, Inc. (a)	13,672	128,927
Harmonic, Inc. (a) (b)	100,138	327,451
Ixia (a)	31,235	389,188
Lumentum Holdings, Inc. (a)	36,607	987,291
NETGEAR, Inc. (a)	15,614	630,337
Ruckus Wireless, Inc. (a) (b)	72,537	711,588
ViaSat, Inc. (a) (b)	22,869	1,680,414
Viavi Solutions, Inc. (a)	309,659	2,124,261

		9,628,111

CONSTRUCTION & ENGINEERING — 1.4%
Aegion Corp. (a)	47,009	991,420
EMCOR Group, Inc.	81,621	3,966,780
MYR Group, Inc. (a)	26,189	657,606
Orion Marine Group, Inc. (a) (b)	35,149	182,072

		5,797,878

CONSUMER FINANCE — 1.7%
Cash America International, Inc.	32,964	1,273,729
Encore Capital Group, Inc. (a) (b)	31,258	804,581
Enova International, Inc. (a)	34,354	216,774
EZCORP, Inc. Class A (a) (b)	66,715	198,144
First Cash Financial Services, Inc. (b)	37,606	1,732,132
Green Dot Corp. Class A (a)	60,651	1,393,153
PRA Group, Inc. (a) (b)	21,974	645,816
World Acceptance Corp. (a) (b)	11,120	421,670

		6,685,999

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	29,445	378,663

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	14,370	1,172,017
VOXX International Corp. (a)	27,986	125,098

		1,297,115

DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a)	22,419	462,504
Capella Education Co.	14,650	771,176
Career Education Corp. (a)	94,126	427,332
Regis Corp. (a)	51,223	778,077
Strayer Education, Inc. (a)	14,781	720,574
Universal Technical Institute, Inc. (b)	30,144	129,921

		3,289,584

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Atlantic Tele-Network, Inc.	7,252	549,919
Cincinnati Bell, Inc. (a)	101,978	394,655
Cogent Communications Holdings, Inc. (b)	18,630	727,129
Consolidated Communications Holdings, Inc. (b)	37,959	977,824
Iridium Communications, Inc. (a) (b)	108,263	852,030
Lumos Networks Corp. (a) (b)	31,786	408,132

		3,909,689

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	61,752	3,462,435
El Paso Electric Co.	54,721	2,510,599

		5,973,034

ELECTRICAL EQUIPMENT — 1.6%
Encore Wire Corp.	27,615	1,075,052
EnerSys	58,496	3,259,397
Franklin Electric Co., Inc.	30,341	976,070
General Cable Corp. (b)	65,640	801,464
Powell Industries, Inc.	12,261	365,501
Vicor Corp. (a)	6,352	66,569

		6,544,053

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Agilysys, Inc. (a)	11,334	115,720
Anixter International, Inc. (a)	38,031	1,981,795
Badger Meter, Inc. (b)	6,518	433,512
Benchmark Electronics, Inc. (a)	67,027	1,544,972
Checkpoint Systems, Inc. (a)	56,633	573,126
Coherent, Inc. (a)	14,748	1,355,341
CTS Corp.	43,744	688,531
Daktronics, Inc. (b)	52,837	417,412
DTS, Inc. (a)	9,750	212,355
Electro Scientific Industries, Inc. (a)	35,524	253,997
ePlus, Inc. (a)	3,625	291,849
FARO Technologies, Inc. (a) (b)	22,321	718,959
Insight Enterprises, Inc. (a)	49,519	1,418,224
Itron, Inc. (a)	51,278	2,139,318
Littelfuse, Inc.	9,242	1,137,783
Mercury Systems, Inc. (a)	14,904	302,551
MTS Systems Corp.	10,211	621,339
Newport Corp. (a)	51,772	1,190,756
Park Electrochemical Corp.	27,662	442,869
Plexus Corp. (a)	45,317	1,790,928
QLogic Corp. (a)	111,508	1,498,668
Rofin-Sinar Technologies, Inc. (a)	37,876	1,220,365
Rogers Corp. (a)	24,106	1,443,226
Sanmina Corp. (a)	103,897	2,429,112
ScanSource, Inc. (a)	34,987	1,412,775
TTM Technologies, Inc. (a)	86,850	577,553

		26,213,036

ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	93,311	746,488
Atwood Oceanics, Inc. (b)	79,436	728,428
Basic Energy Services, Inc. (a) (b)	55,074	152,004
Bristow Group, Inc. (b)	46,390	877,699
CARBO Ceramics, Inc. (b)	25,900	367,780
Era Group, Inc. (a)	24,826	232,868
Exterran Corp. (a)	47,219	730,006
Geospace Technologies Corp. (a) (b)	16,935	208,978
Gulf Island Fabrication, Inc.	17,185	134,902
Gulfmark Offshore, Inc. Class A (a)	35,575	219,498
Helix Energy Solutions Group, Inc. (a)	134,621	753,877
Hornbeck Offshore Services, Inc. (a) (b)	43,885	435,778
Matrix Service Co. (a)	17,683	312,989
Newpark Resources, Inc. (a)	113,184	488,955
Pioneer Energy Services Corp. (a)	82,973	182,541
SEACOR Holdings, Inc. (a) (b)	21,296	1,159,567
Tesco Corp.	53,773	462,985
TETRA Technologies, Inc. (a)	47,495	301,593
Tidewater, Inc. (b)	62,661	427,975
Unit Corp. (a)	67,470	594,411

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

US Silica Holdings, Inc.	31,775	$721,928

		10,241,250

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	34,726	1,090,744
SpartanNash Co.	50,121	1,519,167

		2,609,911

FOOD PRODUCTS — 1.6%
Darling Ingredients, Inc. (a)	220,896	2,909,200
J&J Snack Foods Corp.	6,870	743,884
Sanderson Farms, Inc.	26,700	2,407,806
Seneca Foods Corp. Class A (a)	7,795	270,798

		6,331,688

GAS UTILITIES — 3.2%
Laclede Group, Inc.	58,519	3,964,662
Northwest Natural Gas Co.	37,092	1,997,404
South Jersey Industries, Inc.	93,418	2,657,742
Southwest Gas Corp.	63,898	4,207,684

		12,827,492

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abaxis, Inc.	11,209	508,777
Analogic Corp.	8,132	642,509
AngioDynamics, Inc. (a)	34,994	430,076
Anika Therapeutics, Inc. (a)	7,061	315,768
CONMED Corp.	13,526	567,280
CryoLife, Inc.	17,296	185,932
Greatbatch, Inc. (a)	12,825	457,083
Haemonetics Corp. (a)	39,295	1,374,539
ICU Medical, Inc. (a)	5,836	607,528
Inogen, Inc. (a)	7,010	315,310
Invacare Corp.	40,029	527,182
Meridian Bioscience, Inc. (b)	17,628	363,313

		6,295,297

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Adeptus Health, Inc. Class A (a) (b)	5,434	301,804
Air Methods Corp. (a) (b)	20,479	741,749
Amedisys, Inc. (a)	16,305	788,184
Diplomat Pharmacy, Inc. (a)	9,550	261,670
Ensign Group, Inc.	18,935	428,688
ExamWorks Group, Inc. (a)	26,716	789,725
HealthEquity, Inc. (a) (b)	19,863	490,020
Healthways, Inc. (a) (b)	42,323	427,039
Kindred Healthcare, Inc.	112,027	1,383,534
Landauer, Inc. (b)	4,216	139,423
Magellan Health, Inc. (a)	33,280	2,260,710
PharMerica Corp. (a)	40,699	899,855
Providence Service Corp. (a)	7,450	380,472
Select Medical Holdings Corp. (b)	142,369	1,681,378

		10,974,251

HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc. (b)	7,427	387,095
HMS Holdings Corp. (a)	113,070	1,622,555
Quality Systems, Inc. (b)	26,688	406,725

		2,416,375

HOTELS, RESTAURANTS & LEISURE — 2.4%
Belmond, Ltd. Class A (a)	89,489	849,251

Biglari Holdings, Inc. (a)	1,421	528,200
BJ’s Restaurants, Inc. (a)	10,089	419,400
Bob Evans Farms, Inc.	26,679	1,245,642
DineEquity, Inc.	13,230	1,236,079
Interval Leisure Group, Inc. (b)	52,620	759,833
Marcus Corp.	10,978	208,033
Marriott Vacations Worldwide Corp.	33,968	2,292,840
Red Robin Gourmet Burgers, Inc. (a) (b)	9,228	594,929
Ruby Tuesday, Inc. (a)	84,617	455,239
Scientific Games Corp. Class A (a) (b)	36,786	346,892
Texas Roadhouse, Inc. (b)	21,938	956,058

		9,892,396

HOUSEHOLD DURABLES — 1.1%
Ethan Allen Interiors, Inc. (b)	33,963	1,080,703
iRobot Corp. (a) (b)	21,839	770,917
La-Z-Boy, Inc.	34,377	919,241
M/I Homes, Inc. (a)	18,552	345,995
TopBuild Corp. (a)	21,213	630,874
Universal Electronics, Inc. (a)	10,359	642,154

		4,389,884

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	12,725	207,926
Central Garden & Pet Co. Class A (a)	43,862	714,512

		922,438

INSURANCE — 3.1%
American Equity Investment Life Holding Co. (b)	110,518	1,856,702
eHealth, Inc. (a)	14,362	134,859
HCI Group, Inc. (b)	4,890	162,837
Horace Mann Educators Corp.	54,358	1,722,605
Infinity Property & Casualty Corp.	14,849	1,195,344
Navigators Group, Inc. (a)	14,606	1,225,005
ProAssurance Corp.	31,668	1,602,401
Safety Insurance Group, Inc.	18,918	1,079,461
Selective Insurance Group, Inc.	35,332	1,293,505
Stewart Information Services Corp.	29,904	1,084,917
United Fire Group, Inc.	12,747	558,574
United Insurance Holdings Corp.	24,389	468,513

		12,384,723

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	24,640	646,800
PetMed Express, Inc. (b)	9,862	176,628

		823,428

INTERNET SOFTWARE & SERVICES — 0.3%
Blucora, Inc. (a)	55,890	288,392
DHI Group, Inc. (a)	18,445	148,851
Liquidity Services, Inc. (a)	31,394	162,621
LivePerson, Inc. (a) (b)	41,261	241,377
Monster Worldwide, Inc. (a) (b)	57,614	187,822
QuinStreet, Inc. (a)	45,691	156,263
XO Group, Inc. (a)	12,724	204,220

		1,389,546

IT SERVICES — 1.8%
CACI International, Inc. Class A (a)	32,719	3,491,117
Cardtronics, Inc. (a) (b)	16,945	609,850
Ciber, Inc. (a)	91,826	193,753

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

CSG Systems International, Inc.	11,066	$499,741
Forrester Research, Inc.	5,867	197,190
ManTech International Corp. Class A	32,782	1,048,696
Perficient, Inc. (a)	22,418	486,919
Sykes Enterprises, Inc. (a)	15,282	461,211
TeleTech Holdings, Inc.	5,683	157,760

		7,146,237

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	18,091	303,929
Callaway Golf Co.	44,140	402,557

		706,486

MACHINERY — 5.3%
Actuant Corp. Class A	79,273	1,958,836
Albany International Corp. Class A	19,268	724,284
Astec Industries, Inc.	25,179	1,175,104
Barnes Group, Inc.	31,733	1,111,607
Briggs & Stratton Corp. (b)	58,047	1,388,484
Chart Industries, Inc. (a)	40,656	883,048
CIRCOR International, Inc.	22,110	1,025,683
EnPro Industries, Inc.	29,345	1,692,620
ESCO Technologies, Inc.	16,954	660,867
Federal Signal Corp.	24,474	324,525
Greenbrier Cos., Inc. (b)	35,026	968,119
Harsco Corp.	107,282	584,687
Hillenbrand, Inc.	26,170	783,791
Lindsay Corp. (b)	15,051	1,077,802
Mueller Industries, Inc.	76,584	2,253,101
SPX Corp.	54,984	825,860
SPX FLOW, Inc. (a)	56,025	1,405,107
Standex International Corp.	5,536	430,756
Tennant Co.	11,946	614,980
Titan International, Inc.	60,531	325,657
Watts Water Technologies, Inc. Class A	22,007	1,213,246

		21,428,164

MEDIA — 1.1%
EW Scripps Co. Class A	40,018	623,881
Gannett Co., Inc. (b)	155,454	2,353,573
Harte-Hanks, Inc.	60,654	153,455
Scholastic Corp.	35,462	1,325,215
Sizmek, Inc. (a) (b)	23,606	68,457

		4,524,581

METALS & MINING — 1.5%
AK Steel Holding Corp. (a)	122,616	506,404
Century Aluminum Co. (a) (b)	65,570	462,269
Haynes International, Inc.	16,855	615,207
Kaiser Aluminum Corp.	8,968	758,155
Materion Corp.	26,780	709,134
Olympic Steel, Inc. (b)	12,977	224,632
Stillwater Mining Co. (a) (b)	161,630	1,721,359
SunCoke Energy, Inc.	83,605	543,433
TimkenSteel Corp. (b)	52,366	476,531

		6,017,124

MULTI-UTILITIES — 1.8%
Avista Corp.	84,177	3,432,738
NorthWestern Corp. (b)	64,594	3,988,680

		7,421,418

MULTILINE RETAIL — 0.3%
Fred’s, Inc. Class A (b)	46,878	698,951
Tuesday Morning Corp. (a)	58,506	478,579

		1,177,530

OIL, GAS & CONSUMABLE FUELS — 1.1%
Bill Barrett Corp. (a) (b)	69,281	430,928
Bonanza Creek Energy, Inc. (a) (b)	52,451	83,397
Carrizo Oil & Gas, Inc. (a)	28,897	893,495
Cloud Peak Energy, Inc. (a) (b)	78,742	153,547
Contango Oil & Gas Co. (a)	22,459	264,792
Green Plains, Inc. (b)	48,631	776,151
Northern Oil and Gas, Inc. (a) (b)	35,630	142,164
PDC Energy, Inc. (a) (b)	17,079	1,015,346
REX American Resources Corp. (a) (b)	7,895	437,936
Rex Energy Corp. (a) (b)	56,832	43,664
Stone Energy Corp. (a) (b)	52,921	41,807

		4,283,227

PAPER & FOREST PRODUCTS — 1.5%
Boise Cascade Co. (a)	51,942	1,076,238
Clearwater Paper Corp. (a)	23,194	1,125,141
KapStone Paper and Packaging Corp.	39,176	542,588
Neenah Paper, Inc.	9,515	605,725
PH Glatfelter Co.	57,967	1,201,656
Schweitzer-Mauduit International, Inc.	41,450	1,304,846

		5,856,194

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	22,908	707,857
Medifast, Inc.	6,618	199,798

		907,655

PHARMACEUTICALS — 0.4%
ANI Pharmaceuticals, Inc. (a) (b)	4,906	165,136
Medicines Co. (a)	38,025	1,208,054
Sagent Pharmaceuticals, Inc. (a)	15,965	194,294

		1,567,484

PROFESSIONAL SERVICES — 0.9%
CDI Corp.	20,779	130,492
Insperity, Inc.	9,886	511,403
Kelly Services, Inc. Class A	39,831	761,568
Navigant Consulting, Inc. (a)	30,427	481,051
Resources Connection, Inc.	19,096	297,134
WageWorks, Inc. (a)	28,769	1,455,999

		3,637,647

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.5%
Agree Realty Corp.	10,863	417,900
American Assets Trust, Inc.	16,379	653,850
Capstead Mortgage Corp.	128,747	1,273,308
CareTrust REIT, Inc.	16,349	207,632
Cedar Realty Trust, Inc.	37,581	271,711
Chesapeake Lodging Trust (b)	80,681	2,134,819
Cousins Properties, Inc.	112,194	1,164,574
DiamondRock Hospitality Co.	124,325	1,258,169
EastGroup Properties, Inc.	20,347	1,228,348
Franklin Street Properties Corp.	120,010	1,273,306
GEO Group, Inc.	98,719	3,422,588
Getty Realty Corp.	10,959	217,317
Government Properties Income Trust (b)	63,729	1,137,563

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Kite Realty Group Trust	112,628	$3,120,922
Lexington Realty Trust	283,886	2,441,420
LTC Properties, Inc.	19,453	880,054
Medical Properties Trust, Inc. (b)	173,828	2,256,287
Parkway Properties, Inc.	110,466	1,729,897
Pennsylvania Real Estate Investment Trust (b)	56,802	1,241,124
PS Business Parks, Inc.	10,079	1,013,040
Sabra Health Care REIT, Inc.	88,183	1,771,596
Saul Centers, Inc.	5,920	313,878
Summit Hotel Properties, Inc.	33,627	402,515
Universal Health Realty Income Trust	5,540	311,625
Urstadt Biddle Properties, Inc. Class A	17,285	362,121

		30,505,564

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a) (b)	23,743	309,609
RE/MAX Holdings, Inc. Class A	16,764	575,005

		884,614

ROAD & RAIL — 1.2%
ArcBest Corp.	32,500	701,675
Celadon Group, Inc.	38,674	405,303
Heartland Express, Inc. (b)	39,845	739,125
Knight Transportation, Inc. (b)	41,910	1,095,946
Marten Transport, Ltd.	32,073	600,407
Roadrunner Transportation Systems, Inc. (a	41,241	513,863
Saia, Inc. (a)	33,425	940,914

		4,997,233

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	19,485	677,883
Brooks Automation, Inc.	90,472	940,909
Cabot Microelectronics Corp.	32,115	1,313,825
Cohu, Inc.	11,837	140,623
Diodes, Inc. (a)	52,423	1,053,702
DSP Group, Inc. (a)	27,814	253,664
Exar Corp. (a)	32,140	184,805
Kulicke & Soffa Industries, Inc. (a)	95,165	1,077,268
MKS Instruments, Inc.	34,841	1,311,764
Nanometrics, Inc. (a)	19,563	309,878
Power Integrations, Inc.	13,663	678,504
Rudolph Technologies, Inc. (a)	13,219	180,571
Semtech Corp. (a)	52,778	1,160,588
Ultratech, Inc. (a)	35,202	768,812
Veeco Instruments, Inc. (a)	54,781	1,067,134

		11,119,930

SOFTWARE — 1.8%
Bottomline Technologies de, Inc. (a) (b)	23,987	731,364
Epiq Systems, Inc.	43,351	651,132
Interactive Intelligence Group, Inc. (a) (b)	13,211	481,144
MicroStrategy, Inc. Class A (a)	5,925	1,064,841
Monotype Imaging Holdings, Inc.	21,976	525,666
Progress Software Corp. (a)	26,211	632,209
Qualys, Inc. (a) (b)	9,270	234,624
Rovi Corp. (a)	111,739	2,291,767
Tangoe, Inc. (a) (b)	51,288	404,662

VASCO Data Security International, Inc. (a) (b)	18,290	281,666

		7,299,075

SPECIALTY RETAIL — 6.8%
Asbury Automotive Group, Inc. (a)	18,004	1,077,359
Barnes & Noble Education, Inc. (a)	52,486	514,363
Barnes & Noble, Inc.	80,398	993,719
Big 5 Sporting Goods Corp.	23,756	263,929
Buckle, Inc. (b)	37,937	1,284,926
Caleres, Inc.	59,255	1,676,324
Cato Corp. Class A	34,958	1,347,631
Children’s Place, Inc.	26,900	2,245,343
Express, Inc. (a)	97,409	2,085,527
Finish Line, Inc. Class A	60,430	1,275,073
Five Below, Inc. (a) (b)	43,624	1,803,416
Genesco, Inc. (a)	29,570	2,136,433
Group 1 Automotive, Inc.	29,961	1,758,411
Haverty Furniture Cos., Inc.	27,174	575,002
Hibbett Sports, Inc. (a) (b)	30,388	1,090,929
Kirkland’s, Inc.	21,966	384,625
Lumber Liquidators Holdings, Inc. (a) (b)	36,509	478,998
MarineMax, Inc. (a)	14,558	283,444
Outerwall, Inc. (b)	8,684	321,221
Rent-A-Center, Inc. (b)	70,545	1,118,138
Select Comfort Corp. (a) (b)	24,223	469,684
Sonic Automotive, Inc. Class A	38,860	718,133
Stage Stores, Inc. (b)	39,682	319,837
Stein Mart, Inc.	40,766	298,815
Tailored Brands, Inc.	64,609	1,156,501
Vitamin Shoppe, Inc. (a) (b)	35,096	1,086,572
Zumiez, Inc. (a)	27,031	538,458

		27,302,811

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Electronics For Imaging, Inc. (a)	19,799	839,280
Super Micro Computer, Inc. (a)	24,569	837,311

		1,676,591

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a) (b)	99,451	956,719
G-III Apparel Group, Ltd. (a)	18,739	916,150
Iconix Brand Group, Inc. (a) (b)	64,080	515,844
Movado Group, Inc.	21,981	605,137
Oxford Industries, Inc.	8,282	556,799
Perry Ellis International, Inc. (a)	16,532	304,354
Steven Madden, Ltd. (a)	37,449	1,387,111
Tumi Holdings, Inc. (a)	38,272	1,026,455
Unifi, Inc. (a)	20,340	465,989
Vera Bradley, Inc. (a)	27,270	554,672
Wolverine World Wide, Inc.	134,441	2,476,403

		9,765,633

THRIFTS & MORTGAGE FINANCE — 1.8%
Astoria Financial Corp.	122,722	1,943,917
Dime Community Bancshares, Inc.	41,004	722,490
Northwest Bancshares, Inc.	137,888	1,862,867
Oritani Financial Corp.	14,922	253,226
Provident Financial Services, Inc.	79,727	1,609,688
TrustCo Bank Corp.	127,867	774,874

		7,167,062

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TOBACCO — 0.4%
Universal Corp. (b)	30,814	$1,750,543

TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	52,646	2,284,837
DXP Enterprises, Inc. (a)	16,313	286,456
Kaman Corp. (b)	36,735	1,568,217
Veritiv Corp. (a) (b)	11,336	422,379

		4,561,889

WATER UTILITIES — 0.5%
American States Water Co.	18,741	737,646
California Water Service Group (b)	49,400	1,319,968

		2,057,614

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	28,421	497,652

TOTAL COMMON STOCKS (Cost $410,502,666)		403,254,636

SHORT-TERM INVESTMENTS — 12.0%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	48,163,999	48,163,999

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (e)	468,291	468,291

TOTAL SHORT-TERM INVESTMENTS (Cost $48,632,290)		48,632,290

TOTAL INVESTMENTS — 111.8% (Cost $459,134,956)		451,886,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8)%		(47,726,320)

NET ASSETS — 100.0%		$404,160,606

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	Investment of cash collateral for securities loaned.
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,264,052	$—	$—	$6,264,052
Air Freight & Logistics	4,803,330	—	—	4,803,330
Airlines	1,363,538	—	—	1,363,538
Auto Components	2,735,352	—	—	2,735,352
Automobiles.	355,967	—	—	355,967
Banks	26,738,698	—	—	26,738,698
Biotechnology	1,323,921	—	—	1,323,921
Building Products	1,710,992	—	—	1,710,992
Capital Markets	4,053,168	—	—	4,053,168
Chemicals	13,986,211	—	—	13,986,211
Commercial Services & Supplies	14,443,608	—	—	14,443,608
Communications Equipment	9,628,111	—	—	9,628,111
Construction & Engineering	5,797,878	—	—	5,797,878
Consumer Finance	6,685,999	—	—	6,685,999
Containers & Packaging	378,663	—	—	378,663
Distributors	1,297,115	—	—	1,297,115
Diversified Consumer Services	3,289,584	—	—	3,289,584
Diversified Telecommunication Services	3,909,689	—	—	3,909,689
Electric Utilities	5,973,034	—	—	5,973,034
Electrical Equipment.	6,544,053	—	—	6,544,053
Electronic Equipment, Instruments & Components	26,213,036	—	—	26,213,036
Energy Equipment & Services	10,241,250	—	—	10,241,250
Food & Staples Retailing	2,609,911	—	—	2,609,911
Food Products	6,331,688	—	—	6,331,688
Gas Utilities	12,827,492	—	—	12,827,492
Health Care Equipment & Supplies	6,295,297	—	—	6,295,297
Health Care Providers & Services	10,974,251	—	—	10,974,251
Health Care Technology	2,416,375	—	—	2,416,375
Hotels, Restaurants & Leisure	9,892,396	—	—	9,892,396
Household Durables	4,389,884	—	—	4,389,884
Household Products	922,438	—	—	922,438

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Insurance	$12,384,723	$—	$—	$12,384,723
Internet & Catalog Retail	823,428	—	—	823,428
Internet Software & Services	1,389,546	—	—	1,389,546
IT Services.	7,146,237	—	—	7,146,237
Leisure Equipment & Products	706,486	—	—	706,486
Machinery	21,428,164	—	—	21,428,164
Media	4,524,581	—	—	4,524,581
Metals & Mining	6,017,124	—	—	6,017,124
Multi-Utilities	7,421,418	—	—	7,421,418
Multiline Retail	1,177,530	—	—	1,177,530
Oil, Gas & Consumable Fuels	4,283,227	—	—	4,283,227
Paper & Forest Products	5,856,194	—	—	5,856,194
Personal Products	907,655	—	—	907,655
Pharmaceuticals	1,567,484	—	—	1,567,484
Professional Services	3,637,647	—	—	3,637,647
Real Estate Investment Trusts (REITs)	30,505,564	—	—	30,505,564
Real Estate Management & Development	884,614	—	—	884,614
Road & Rail	4,997,233	—	—	4,997,233
Semiconductors & Semiconductor Equipment	11,119,930	—	—	11,119,930
Software	7,299,075	—	—	7,299,075
Specialty Retail	27,302,811	—	—	27,302,811
Technology Hardware, Storage & Peripherals	1,676,591	—	—	1,676,591
Textiles, Apparel & Luxury Goods	9,765,633	—	—	9,765,633
Thrifts & Mortgage Finance.	7,167,062	—	—	7,167,062
Tobacco	1,750,543	—	—	1,750,543
Trading Companies & Distributors	4,561,889	—	—	4,561,889
Water Utilities	2,057,614	—	—	2,057,614
Wireless Telecommunication Services	497,652	—	—	497,652
Short-Term Investments	48,632,290	—	—	48,632,290

TOTAL INVESTMENTS	$451,886,926	$—	$—	$451,886,926

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.1%
BHP Billiton, Ltd.	35,835	$464,764
National Australia Bank, Ltd.	28,138	567,969

		1,032,733

BELGIUM — 0.8%
Anheuser-Busch InBev SA	5,643	702,530

BRAZIL — 0.8%
Petroleo Brasileiro SA Preference Shares (a)	1,500	3,534
Petroleo Brasileiro SA Preference Shares ADR (a)	151,589	686,698

		690,232

CANADA — 1.2%
Potash Corp. of Saskatchewan, Inc. (b)	24,170	413,158
Royal Bank of Canada (b)	11,015	637,251

		1,050,409

CHINA — 3.9%
China Construction Bank Corp. Class H	860,461	549,121
China Mobile, Ltd.	50,521	563,078
China Petroleum & Chemical Corp. Class H	902,744	592,398
Industrial & Commercial Bank of China, Ltd. Class H	989,016	553,381
PetroChina Co., Ltd. Class H	809,431	538,469
Tencent Holdings, Ltd.	36,470	744,771

		3,541,218

DENMARK — 0.9%
Vestas Wind Systems A/S	11,217	792,642

FINLAND — 0.6%
Sampo Oyj Class A	11,966	569,161

FRANCE — 5.7%
Air Liquide SA	5,044	568,409
BNP Paribas SA	9,557	481,695
Carrefour SA	19,774	544,859
Cie de Saint-Gobain	13,054	576,136
Engie SA	34,792	540,788
LVMH Moet Hennessy Louis Vuitton SE	3,587	615,179
Societe Generale SA	12,546	464,360
TOTAL SA	13,497	616,143
Vinci SA	9,177	684,663

		5,092,232

GERMANY — 4.6%
Allianz SE	3,786	616,735
BASF SE	7,657	578,503
Daimler AG	7,228	554,905
Deutsche Bank AG	20,739	353,315
E.ON SE	62,232	598,393
SAP SE	9,187	744,349
Siemens AG	6,214	659,611

		4,105,811

HONG KONG — 0.7%
CLP Holdings, Ltd.	72,834	658,708

INDIA — 1.5%
Infosys, Ltd. ADR	33,770	642,305
Reliance Industries, Ltd.	7,452	117,616

Reliance Industries, Ltd. GDR (c)	19,452	596,204

		1,356,125

ITALY — 0.9%
Assicurazioni Generali SpA	32,392	480,968
UniCredit SpA	93,234	336,796

		817,764

JAPAN — 9.3%
Bridgestone Corp.	17,549	656,555
Canon, Inc.	19,921	594,644
Honda Motor Co., Ltd. (b)	19,375	531,974
Komatsu, Ltd.	36,103	615,449
Mitsubishi Corp. (b)	32,489	550,950
Mitsubishi UFJ Financial Group, Inc.	93,747	434,975
Mitsui & Co., Ltd. (b)	46,751	538,659
Mizuho Financial Group, Inc. (b)	302,641	452,635
Nippon Steel & Sumitomo Metal Corp. (b)	29,500	567,454
Panasonic Corp.	56,344	518,097
Seven & i Holdings Co., Ltd.	14,396	613,779
SoftBank Group Corp.	11,100	529,940
Sony Corp.	22,762	585,884
Takeda Pharmaceutical Co., Ltd. (b)	12,709	580,750
Toyota Motor Corp.	10,374	549,367

		8,321,112

LUXEMBOURG — 0.5%
ArcelorMittal (b)	108,887	493,227

MEXICO — 0.6%
America Movil SAB de CV Series L (b)	716,649	561,602

NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A (b)	24,319	591,390

PORTUGAL — 0.7%
EDP—Energias de Portugal SA	174,510	621,646

RUSSIA — 0.7%
Gazprom PAO ADR	145,246	626,446

SOUTH AFRICA — 1.3%
MTN Group, Ltd.	48,969	450,137
Naspers, Ltd. Class N	4,953	694,053

		1,144,190

SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd. GDR	1,239	705,610

SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria SA	67,496	449,338
Banco Santander SA	104,753	462,444
Telefonica SA	45,614	512,102

		1,423,884

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	60,771	609,457

SWITZERLAND — 4.2%
ABB, Ltd. (a)	32,113	628,411
Credit Suisse Group AG (a)	23,200	329,715
Nestle SA.	8,157	611,999
Novartis AG	6,251	454,962
Roche Holding AG	2,279	563,295
Syngenta AG	1,730	722,602
UBS Group AG	29,228	472,763

		3,783,747

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,436	$771,223

UNITED KINGDOM — 6.1%
Anglo American PLC	54,218	430,238
AstraZeneca PLC	9,092	509,976
BAE Systems PLC	86,194	630,583
BP PLC	119,270	600,251
GlaxoSmithKline PLC	30,096	610,789
HSBC Holdings PLC	76,578	477,574
National Grid PLC	45,789	649,701
Rio Tinto PLC	16,351	459,568
Tesco PLC (a)	214,696	591,861
Vodafone Group PLC	173,891	552,853

		5,513,394

UNITED STATES — 48.8%
3M Co.	4,256	709,177
Abbott Laboratories	13,876	580,433
Alcoa, Inc.	62,144	595,340
Alphabet, Inc. Class A (a)	451	344,068
Alphabet, Inc. Class C (a)	453	337,462
Amazon.com, Inc. (a)	1,149	682,092
American Express Co. (b)	7,908	485,551
American International Group, Inc.	10,303	556,877
Amgen, Inc.	3,972	595,522
Apple, Inc.	5,264	573,723
AT&T, Inc. (b)	18,313	717,320
Bank of America Corp.	37,408	505,756
Bank of New York Mellon Corp.	15,140	557,606
Baxter International, Inc.	16,578	681,024
Berkshire Hathaway, Inc. Class B (a)	4,509	639,737
Boeing Co. (b)	4,479	568,564
Carnival Corp. (b)	11,677	616,195
Caterpillar, Inc.	8,259	632,144
Chevron Corp.	7,911	754,709
Cisco Systems, Inc.	22,989	654,497
Coca-Cola Co. (b)	15,805	733,194
Colgate-Palmolive Co.	9,633	680,572
ConocoPhillips (b)	12,710	511,832
CVS Health Corp. (b)	5,885	610,451
Deere & Co. (b)	7,607	585,663
Duke Energy Corp. (b)	8,764	707,080
E.I. du Pont de Nemours & Co. (b)	12,369	783,205
eBay, Inc. (a)	22,864	545,535
Express Scripts Holding Co. (a) (b)	7,094	487,287
Exxon Mobil Corp. (b)	8,278	691,958
Facebook, Inc. Class A (a)	6,533	745,415
FedEx Corp.	3,949	642,581
General Electric Co.	24,018	763,532
Gilead Sciences, Inc.	5,485	503,852
Goldman Sachs Group, Inc.	3,231	507,202
Home Depot, Inc.	5,134	685,030
Honeywell International, Inc.	5,961	667,930
HP, Inc.	45,114	555,805
Intel Corp.	20,341	658,031
International Business Machines Corp. (b)	4,075	617,159
Johnson & Johnson	6,408	693,346
JPMorgan Chase & Co.	9,552	565,670
McDonald’s Corp.	6,118	768,910
Medtronic PLC	8,554	641,550
Merck & Co., Inc.	11,351	600,581

Microsoft Corp.	13,848	764,825
Mondelez International, Inc. Class A	14,033	563,004
Monsanto Co.	6,450	565,923
NextEra Energy, Inc. (b)	6,256	740,335
NIKE, Inc. Class B	10,653	654,840
Pfizer, Inc. (b)	18,238	540,574
Philip Morris International, Inc.	7,552	740,927
Priceline Group, Inc. (a)	435	560,698
Procter & Gamble Co.	8,735	718,978
QUALCOMM, Inc.	10,988	561,926
Schlumberger, Ltd. (b)	8,118	598,703
Southwest Airlines Co.	15,544	696,371
Starbucks Corp.	10,603	632,999
Time Warner, Inc.	8,518	617,981
Travelers Cos., Inc. (b)	5,956	695,125
Twenty-First Century Fox, Inc. Class A	22,697	632,792
Union Pacific Corp.	6,964	553,986
United Parcel Service, Inc. Class B (b)	6,148	648,430
United Technologies Corp.	6,471	647,747
UnitedHealth Group, Inc.	5,048	650,687
Verizon Communications, Inc. (b)	13,136	710,395
Visa, Inc. Class A (b)	8,452	646,409
Wal-Mart Stores, Inc.	9,333	639,217
Walt Disney Co.	5,763	572,324
Wells Fargo & Co.	11,424	552,465
Williams Cos., Inc.	13,954	224,241

		43,873,070

TOTAL COMMON STOCKS (Cost $90,637,114)		89,449,563

SHORT-TERM INVESTMENTS — 10.6%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	9,461,482	9,461,482
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e) (f)	76,941	76,941

TOTAL SHORT-TERM INVESTMENTS (Cost $9,538,423)		9,538,423

TOTAL INVESTMENTS — 110.2% (Cost $100,175,537)		98,987,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(9,158,315)

NET ASSETS — 100.0%		$89,829,671

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,032,733	$—	$—	$1,032,733
Belgium.	702,530	—	—	702,530
Brazil	690,232	—	—	690,232
Canada	1,050,409	—	—	1,050,409
China	3,541,218	—	—	3,541,218
Denmark	792,642	—	—	792,642
Finland	569,161	—	—	569,161
France	5,092,232	—	—	5,092,232
Germany	4,105,811	—	—	4,105,811
Hong Kong	658,708	—	—	658,708
India	1,356,125	—	—	1,356,125
Italy.	817,764	—	—	817,764
Japan	8,321,112	—	—	8,321,112
Luxembourg.	493,227	—	—	493,227
Mexico	561,602	—	—	561,602
Netherlands	591,390	—	—	591,390
Portugal	621,646	—	—	621,646
Russia	626,446	—	—	626,446
South Africa.	1,144,190	—	—	1,144,190
South Korea	705,610	—	—	705,610
Spain	1,423,884	—	—	1,423,884
Sweden	609,457	—	—	609,457
Switzerland	3,783,747	—	—	3,783,747
Taiwan.	771,223	—	—	771,223
United Kingdom.	5,513,394	—	—	5,513,394
United States	43,873,070	—	—	43,873,070
Short-Term Investments	9,538,423	—	—	9,538,423

TOTAL INVESTMENTS	$98,987,986	$—	$—	$98,987,986

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 3.8%
Cousins Properties, Inc. (a)	1,130,363	$11,733,168
Duke Realty Corp.	1,956,547	44,100,569
First Potomac Realty Trust (a)	330,761	2,996,695
Forest City Realty Trust, Inc. Class A	1,226,607	25,869,141
Liberty Property Trust REIT	824,165	27,576,561
PS Business Parks, Inc. (a)	111,266	11,183,346
Washington Real Estate Investment Trust (a)	389,972	11,391,082

		134,850,562

HEALTH CARE REITS — 11.7%
Care Capital Properties, Inc.	471,633	12,658,630
HCP, Inc. REIT	2,633,255	85,791,448
Healthcare Realty Trust, Inc. REIT	580,983	17,946,565
LTC Properties, Inc.	215,052	9,728,952
Senior Housing Properties Trust	1,338,157	23,939,629
Universal Health Realty Income Trust (a) .	70,142	3,945,487
Ventas, Inc. REIT (a)	1,900,960	119,684,442
Welltower, Inc. REIT	2,008,883	139,295,947

		412,991,100

HOTEL & RESORT REITS — 5.9%
Apple Hospitality REIT, Inc. (a)	879,348	17,419,884
Ashford Hospitality Prime, Inc. (a)	146,720	1,712,222
Ashford Hospitality Trust, Inc. (a)	464,283	2,962,126
DiamondRock Hospitality Co. (a)	1,148,343	11,621,231
FelCor Lodging Trust, Inc. (a)	754,605	6,127,393
Hersha Hospitality Trust (a)	263,349	5,619,868
Hospitality Properties Trust	853,940	22,680,646
Host Hotels & Resorts, Inc. REIT	4,255,266	71,062,942
LaSalle Hotel Properties REIT (a)	635,971	16,096,426
Pebblebrook Hotel Trust (a)	411,036	11,948,817
RLJ Lodging Trust	708,038	16,199,909
Sunstone Hotel Investors, Inc. REIT	1,213,034	16,982,476
Xenia Hotels & Resorts, Inc. (a)	638,811	9,978,228

		210,412,168

INDUSTRIAL REITS — 5.1%
DCT Industrial Trust, Inc.	497,520	19,637,115
EastGroup Properties, Inc. (a)	183,979	11,106,812
First Industrial Realty Trust, Inc.	623,480	14,177,935
Prologis, Inc. REIT	2,968,402	131,144,000
Rexford Industrial Realty, Inc. (a)	318,023	5,775,298

		181,841,160

OFFICE REITS — 14.0%
Alexandria Real Estate Equities, Inc. REIT (a)	415,049	37,723,804
Boston Properties, Inc. REIT	868,746	110,400,242
Brandywine Realty Trust	986,156	13,835,769
Columbia Property Trust, Inc.	700,261	15,398,739
Corporate Office Properties Trust	532,090	13,962,042
Douglas Emmett, Inc. REIT	788,710	23,748,058
Equity Commonwealth (b)	711,808	20,087,222
Franklin Street Properties Corp. (a)	510,014	5,411,248
Highwoods Properties, Inc.	541,616	25,894,661
Kilroy Realty Corp. REIT (a)	519,720	32,155,076

Mack-Cali Realty Corp.	504,061	11,845,433
New York REIT, Inc. (a)	929,622	9,389,182
Parkway Properties, Inc.	464,459	7,273,428
Piedmont Office Realty Trust, Inc. Class A	819,415	16,642,319
SL Green Realty Corp. REIT (a)	565,911	54,825,458
Tier REIT, Inc.	271,293	3,646,178
Vornado Realty Trust REIT	1,002,687	94,683,733

		496,922,592

RESIDENTIAL REITS — 20.4%
American Campus Communities, Inc.	737,780	34,742,060
American Homes 4 Rent Class A	1,031,023	16,393,266
Apartment Investment & Management Co. Class A, REIT	885,766	37,042,734
AvalonBay Communities, Inc. REIT	774,907	147,387,311
Camden Property Trust	491,692	41,346,380
Education Realty Trust, Inc. (a)	357,612	14,876,659
Equity LifeStyle Properties, Inc.	451,505	32,837,959
Equity Residential REIT	2,065,394	154,966,512
Essex Property Trust, Inc. REIT	370,026	86,534,280
Mid-America Apartment Communities, Inc.	426,688	43,611,781
Monogram Residential Trust, Inc.	953,079	9,397,359
NexPoint Residential Trust, Inc.	120,098	1,572,083
Post Properties, Inc. REIT	302,195	18,053,129
Silver Bay Realty Trust Corp. (a)	206,386	3,064,832
Sun Communities, Inc. REIT	325,689	23,322,589
UDR, Inc. REIT	1,510,526	58,200,567

		723,349,501

RETAIL REITS — 26.1%
Acadia Realty Trust	398,688	14,005,909
Brixmor Property Group, Inc.	958,716	24,562,304
CBL & Associates Properties, Inc.	868,024	10,329,486
Cedar Realty Trust, Inc. (a)	428,098	3,095,149
DDR Corp. REIT (a)	1,714,615	30,503,001
Equity One, Inc.	510,603	14,633,882
Federal Realty Investment Trust REIT (a) .	394,087	61,497,276
General Growth Properties, Inc. REIT	3,294,201	97,936,596
Kimco Realty Corp. REIT	2,340,197	67,350,870
Kite Realty Group Trust	469,533	13,010,759
Macerich Co. REIT	717,084	56,821,736
Pennsylvania Real Estate Investment Trust (a)	395,826	8,648,798
Ramco-Gershenson Properties Trust (a)	452,875	8,165,336
Regency Centers Corp.	552,104	41,324,984
Retail Opportunity Investments Corp. (a) .	569,091	11,450,111
Rouse Properties, Inc.	215,772	3,965,889
Saul Centers, Inc.	66,044	3,501,653
Simon Property Group, Inc. REIT	1,750,196	363,498,207
Tanger Factory Outlet Centers, Inc.	533,984	19,431,678
Taubman Centers, Inc.	339,478	24,181,018
Urban Edge Properties	519,746	13,430,237
Weingarten Realty Investors REIT	642,617	24,110,990

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

WP Glimcher, Inc.	1,060,014	$10,059,533

		925,515,402

SPECIALIZED REITS — 12.6%
CubeSmart REIT	972,524	32,385,049
Digital Realty Trust, Inc. REIT (a)	827,795	73,251,580
DuPont Fabros Technology, Inc. (a)	414,780	16,811,034
Extra Space Storage, Inc. REIT	707,335	66,107,529
National Storage Affiliates Trust (a)	131,676	2,791,531
Public Storage REIT	833,051	229,780,457
Sovran Self Storage, Inc.	221,944	26,178,295

		447,305,475

TOTAL COMMON STOCKS (Cost $2,845,089,197)		3,533,187,960

SHORT-TERM INVESTMENTS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	114,964,363	114,964,363
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d)(e)	7,006,708	7,006,708

TOTAL SHORT-TERM INVESTMENTS (Cost $121,971,071)		121,971,071

TOTAL INVESTMENTS — 103.0% (Cost $2,967,060,268)		3,655,159,031
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(107,319,692)

NET ASSETS — 100.0%		$3,547,839,339

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Real Estate Investment Trusts (REITs)	$3,533,187,960	$—	$—	$3,533,187,960
Short-Term Investments	121,971,071	—	—	121,971,071

TOTAL INVESTMENTS	$3,655,159,031	$—	$—	$3,655,159,031

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 4.2%
Bank of New York Mellon Corp.	1,285,064	$47,328,907
Northern Trust Corp.	738,265	48,112,730

		95,441,637

DIVERSIFIED BANKS — 12.6%
Bank of America Corp.	3,517,935	47,562,481
Citigroup, Inc.	1,128,536	47,116,378
Comerica, Inc. (a)	1,289,949	48,850,369
JPMorgan Chase & Co.	817,516	48,413,297
US Bancorp	1,198,998	48,667,329
Wells Fargo & Co.	968,921	46,857,020

		287,466,874

OTHER DIVERSIFIED FINANCIAL SERVICES — 2.0%
Voya Financial, Inc.	1,546,013	46,024,807

REGIONAL BANKS — 73.8%
Associated Banc-Corp	1,421,749	25,506,177
BancorpSouth, Inc.	987,190	21,037,019
Bank of Hawaii Corp. (a)	303,134	20,697,990
Bank of the Ozarks, Inc. (a)	1,139,829	47,838,623
BankUnited, Inc.	1,093,767	37,669,335
BB&T Corp.	1,408,249	46,852,444
Cathay General Bancorp	623,636	17,667,608
CIT Group, Inc.	1,453,312	45,096,271
Citizens Financial Group, Inc.	2,214,236	46,388,244
Commerce Bancshares, Inc. (a)	542,259	24,374,542
Cullen/Frost Bankers, Inc. (a)	836,839	46,118,197
East West Bancorp, Inc.	1,487,640	48,318,547
Fifth Third Bancorp	2,788,079	46,533,039
First Horizon National Corp.	3,174,331	41,583,736
First Niagara Financial Group, Inc.	3,607,172	34,917,425
First Republic Bank	726,424	48,408,895
FirstMerit Corp.	1,553,584	32,702,943
FNB Corp.	1,740,980	22,650,150
Fulton Financial Corp.	1,457,500	19,501,350
Glacier Bancorp, Inc. (a)	497,275	12,640,730
Hancock Holding Co. (a)	1,056,762	24,263,256
Huntington Bancshares, Inc.	4,940,148	47,129,012
IBERIABANK Corp.	361,830	18,551,024
Investors Bancorp, Inc. (a)	3,631,790	42,274,036
KeyCorp.	4,323,768	47,734,399
M&T Bank Corp.	435,842	48,378,462
MB Financial, Inc. (a)	498,832	16,187,098
PacWest Bancorp (a)	1,326,594	49,282,967
People’s United Financial, Inc. (a)	3,043,443	48,482,047
PNC Financial Services Group, Inc.	561,443	47,481,235
Popular, Inc.	779,314	22,296,174
PrivateBancorp, Inc.	735,394	28,386,208
Prosperity Bancshares, Inc. (a)	568,367	26,366,545
Regions Financial Corp.	5,887,450	46,216,482
Signature Bank (b)	341,290	46,456,395
Sterling Bancorp	1,013,357	16,142,777
SunTrust Banks, Inc.	1,311,582	47,321,879
SVB Financial Group (b)	483,688	49,360,360
Synovus Financial Corp.	1,373,705	39,713,812
TCF Financial Corp.	1,708,641	20,947,939
Texas Capital Bancshares, Inc. (b)	783,930	30,087,233
UMB Financial Corp. (a)	336,625	17,379,949

Umpqua Holdings Corp.	2,272,574	36,043,024
United Bankshares, Inc. (a)	423,366	15,537,532
Valley National Bancorp (a)	3,331,619	31,783,645
Webster Financial Corp.	852,658	30,610,422
Western Alliance Bancorp (b)	1,044,636	34,869,950
Wintrust Financial Corp.	405,617	17,985,058
Zions Bancorp	1,945,939	47,111,183

		1,680,883,368

THRIFTS & MORTGAGE FINANCE — 7.1%
MGIC Investment Corp. (b)	6,442,612	49,414,834
New York Community Bancorp, Inc.	3,054,982	48,574,214
Radian Group, Inc. (a)	3,471,643	43,048,373
Washington Federal, Inc. (a)	928,422	21,028,758

		162,066,179

TOTAL COMMON STOCKS (Cost $2,454,065,393)		2,271,882,865

SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	2,826,166	2,826,166
State Street Navigator Securities Lending Prime Portfolio (d) (e)	137,094,822	137,094,822

TOTAL SHORT-TERM INVESTMENTS (Cost $139,920,988)		139,920,988

TOTAL INVESTMENTS — 105.9% (Cost $2,593,986,381)		2,411,803,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(133,966,585)

NET ASSETS — 100.0%		$2,277,837,268

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$95,441,637	$—	$—	$95,441,637
Diversified Banks	287,466,874	—	—	287,466,874
Other Diversified Financial Services	46,024,807	—	—	46,024,807
Regional Banks	1,680,883,368	—	—	1,680,883,368
Thrifts & Mortgage Finance	162,066,179	—	—	162,066,179
Short-Term Investments	139,920,988	—	—	139,920,988

TOTAL INVESTMENTS	$2,411,803,853	$—	$—	$2,411,803,853

See accompanying Notes to Schedule of Investments

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 56.2%
Affiliated Managers Group, Inc. (a)	16,528	$2,684,147
Ameriprise Financial, Inc.	27,435	2,579,164
Artisan Partners Asset Management, Inc. (b)	89,343	2,755,338
Bank of New York Mellon Corp.	67,261	2,477,223
BlackRock, Inc.	7,464	2,542,014
Cohen & Steers, Inc.	17,787	692,270
Diamond Hill Investment Group, Inc.	2,570	455,815
Eaton Vance Corp.	80,346	2,693,198
Federated Investors, Inc.	89,341	2,577,488
Financial Engines, Inc.	60,932	1,915,093
Franklin Resources, Inc.	66,290	2,588,625
Invesco, Ltd.	84,775	2,608,527
Janus Capital Group, Inc.	179,441	2,625,222
Legg Mason, Inc.	76,554	2,654,893
Northern Trust Corp.	38,691	2,521,492
NorthStar Asset Management Group, Inc.	223,312	2,534,591
SEI Investments Co.	62,670	2,697,943
State Street Corp. (c)	43,819	2,564,288
T Rowe Price Group, Inc.	35,008	2,571,688
Virtus Investment Partners, Inc. (b)	27,548	2,151,774
Waddell & Reed Financial, Inc.	98,218	2,312,052
WisdomTree Investments, Inc. (b)	198,148	2,264,832

		51,467,677

DIVERSIFIED CAPITAL MARKETS — 1.7%
HFF, Inc.	56,304	1,550,049

INVESTMENT BANKING & BROKERAGE — 42.0%
BGC Partners, Inc.	245,112	2,218,264
Charles Schwab Corp.	90,183	2,526,928
Cowen Group, Inc. (a) (b)	188,969	719,972
E*TRADE Financial Corp. (a)	100,103	2,451,522
Evercore Partners, Inc.	49,339	2,553,293
Goldman Sachs Group, Inc.	16,524	2,593,937
Greenhill & Co., Inc.	85,695	1,902,429
Interactive Brokers Group, Inc.	65,019	2,556,547
INTL. FCStone, Inc. (a)	24,850	664,240
Investment Technology Group, Inc.	42,243	933,570

KCG Holdings, Inc. (a)	70,146	838,245
Lazard, Ltd.	64,845	2,515,986
LPL Financial Holdings, Inc. (b)	113,261	2,808,873
Moelis & Co. (b)	23,903	674,782
Morgan Stanley	97,848	2,447,178
Piper Jaffray Cos. (a)	20,930	1,037,291
PJT Partners, Inc. (b)	28,200	678,210
Raymond James Financial, Inc.	53,508	2,547,516
Stifel Financial Corp. (a)	79,495	2,353,052
TD Ameritrade Holding Corp.	79,668	2,511,932
Virtu Financial, Inc.	40,845	903,083

		38,436,850

TOTAL COMMON STOCKS (Cost $102,650,390)		91,454,576

SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	85,575	85,575
State Street Navigator Securities Lending Prime Portfolio (e) (f)	4,540,018	4,540,018

TOTAL SHORT-TERM INVESTMENTS (Cost $4,625,593)		4,625,593

TOTAL INVESTMENTS — 104.9% (Cost $107,275,983)		96,080,169
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(4,497,690)

NET ASSETS — 100.0%		$91,582,479

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$51,467,677	$—	$—	$51,467,677
Diversified Capital Markets	1,550,049	—	—	1,550,049
Investment Banking & Brokerage	38,436,850	—	—	38,436,850
Short-Term Investments	4,625,593	—	—	4,625,593

TOTAL INVESTMENTS	$96,080,169	$—	$—	$96,080,169

See accompanying Notes to Schedule of Investments

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INSURANCE BROKERS — 11.4%
Aon PLC	106,129	$11,085,174
Arthur J Gallagher & Co.	250,345	11,135,346
Brown & Brown, Inc.	260,237	9,316,485
Marsh & McLennan Cos., Inc.	181,591	11,038,917
Willis Towers Watson PLC	88,416	10,491,442

		53,067,364

LIFE & HEALTH INSURANCE — 23.1%
Aflac, Inc.	171,221	10,810,894
American Equity Investment Life Holding Co. (a)	391,023	6,569,186
CNO Financial Group, Inc.	581,178	10,414,710
Genworth Financial, Inc. (a) (b)	3,741,039	10,213,037
Lincoln National Corp.	266,205	10,435,236
MetLife, Inc.	240,967	10,588,090
Primerica, Inc. (a)	157,195	6,999,893
Principal Financial Group, Inc.	264,225	10,423,676
Prudential Financial, Inc.	144,990	10,471,178
Torchmark Corp.	194,539	10,536,232
Unum Group	336,632	10,408,662

		107,870,794

MULTI-LINE INSURANCE — 11.6%
American Financial Group, Inc.	151,985	10,695,184
American International Group, Inc.	201,599	10,896,426
Assurant, Inc.	137,376	10,598,558
Hartford Financial Services Group, Inc.	238,546	10,992,200
Loews Corp.	282,675	10,815,146

		53,997,514

PROPERTY & CASUALTY INSURANCE — 40.9%
Allied World Assurance Co. Holdings AG	309,890	10,827,557
Allstate Corp.	162,754	10,964,737
AmTrust Financial Services, Inc. (a)	407,058	10,534,661
Arch Capital Group, Ltd. (b)	152,102	10,814,452
Aspen Insurance Holdings, Ltd.	134,534	6,417,272
Assured Guaranty, Ltd.	412,215	10,429,039
Axis Capital Holdings, Ltd.	194,559	10,790,242
Chubb, Ltd.	88,906	10,593,150
Cincinnati Financial Corp.	161,820	10,576,555
First American Financial Corp. (a)	287,668	10,963,027
Hanover Insurance Group, Inc.	93,883	8,470,124

Markel Corp. (b)	11,978	10,679,225
Mercury General Corp. (a)	66,883	3,712,007
Old Republic International Corp.	585,560	10,704,037
ProAssurance Corp.	95,870	4,851,022
Progressive Corp.	321,073	11,282,505
RLI Corp. (a)	82,017	5,483,657
Travelers Cos., Inc.	93,825	10,950,316
WR Berkley Corp.	199,754	11,226,175
XL Group PLC.	297,878	10,961,911

		191,231,671

REINSURANCE — 12.9%
Alleghany Corp. (b)	21,668	10,751,661
Endurance Specialty Holdings, Ltd.	106,032	6,928,131
Everest Re Group, Ltd.	54,390	10,738,218
Reinsurance Group of America, Inc.	111,439	10,726,004
RenaissanceRe Holdings, Ltd.	93,641	11,221,001
Validus Holdings, Ltd.	210,791	9,947,227

		60,312,242

TOTAL COMMON STOCKS (Cost $486,712,571)		466,479,585

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	283,997	283,997
State Street Navigator Securities Lending Prime Portfolio (d) (e)	17,162,955	17,162,955

TOTAL SHORT-TERM INVESTMENTS (Cost $17,446,952)		17,446,952

TOTAL INVESTMENTS — 103.6% (Cost $504,159,523)		483,926,537
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(16,709,770)

NET ASSETS — 100.0%		$467,216,767

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$53,067,364	$—	$—	$53,067,364
Life & Health Insurance	107,870,794	—	—	107,870,794
Multi-line Insurance	53,997,514	—	—	53,997,514
Property & Casualty Insurance	191,231,671	—	—	191,231,671
Reinsurance	60,312,242	—	—	60,312,242
Short-Term Investments	17,446,952	—	—	17,446,952

TOTAL INVESTMENTS	$483,926,537	$—	$—	$483,926,537

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REGIONAL BANKS — 99.7%
Ameris Bancorp (a)	203,634	$6,023,494
Associated Banc-Corp.	941,652	16,893,237
Banc of California, Inc.	169,705	2,969,838
BancorpSouth, Inc.	654,199	13,940,981
Bank of Hawaii Corp. (a)	201,016	13,725,373
Bank of the Ozarks, Inc. (a)	781,164	32,785,453
BankUnited, Inc.	724,343	24,946,373
Banner Corp.	111,121	4,671,527
BB&T Corp.	1,182,205	39,331,960
BBCN Bancorp, Inc.	444,913	6,758,228
Berkshire Hills Bancorp, Inc.	84,496	2,272,097
BOK Financial Corp. (a)	274,307	14,982,648
Boston Private Financial Holdings, Inc.	503,752	5,767,960
Brookline Bancorp, Inc.	176,941	1,948,120
Capital Bank Financial Corp. Class A (a)	100,344	3,095,612
Cardinal Financial Corp.	126,671	2,577,755
Cathay General Bancorp	413,155	11,704,681
CenterState Banks, Inc.	160,932	2,396,278
Central Pacific Financial Corp.	142,198	3,095,650
CIT Group, Inc.	1,220,014	37,857,034
Citizens Financial Group, Inc.	1,858,871	38,943,347
City Holding Co.	46,615	2,227,265
Columbia Banking System, Inc.	199,944	5,982,325
Commerce Bancshares, Inc. (a)	359,076	16,140,466
Community Bank System, Inc. (a)	159,450	6,092,585
Cullen/Frost Bankers, Inc. (a)	702,690	38,725,246
Customers Bancorp, Inc. (b)	132,157	3,122,870
CVB Financial Corp. (a)	446,088	7,784,236
Eagle Bancorp, Inc. (b)	108,560	5,210,880
East West Bancorp, Inc.	993,237	32,260,338
Fifth Third Bancorp	2,340,740	39,066,951
First BanCorp (b)	777,368	2,269,915
First Citizens BancShares, Inc. Class A	17,953	4,507,460
First Commonwealth Financial Corp.	251,014	2,223,984
First Financial Bancorp	215,256	3,913,354
First Financial Bankshares, Inc. (a)	225,554	6,671,887
First Horizon National Corp. (a)	2,102,679	27,545,095
First Interstate BancSystem, Inc. Class A	118,257	3,326,569
First Midwest Bancorp, Inc.	404,573	7,290,405
First NBC Bank Holding Co. (b)	108,839	2,240,995
First Niagara Financial Group, Inc.	2,389,556	23,130,902
First Republic Bank	609,728	40,632,274
FirstMerit Corp.	1,028,954	21,659,482
FNB Corp.	1,153,293	15,004,342
Fulton Financial Corp.	965,645	12,920,330
Glacier Bancorp, Inc.	329,547	8,377,085
Great Western Bancorp, Inc.	410,835	11,203,470
Hancock Holding Co. (a)	699,882	16,069,291
Hanmi Financial Corp.	166,165	3,658,953
Hilltop Holdings, Inc. (b)	285,462	5,389,523
Home BancShares, Inc. (a)	239,497	9,807,402
Huntington Bancshares, Inc. (a)	4,147,431	39,566,492
IBERIABANK Corp.	239,579	12,283,215
Independent Bank Corp.	61,893	2,844,602

International Bancshares Corp.	149,010	3,674,587
Investors Bancorp, Inc.	2,405,783	28,003,314
KeyCorp	3,629,872	40,073,787
LegacyTexas Financial Group, Inc.	297,603	5,847,899
M&T Bank Corp.	365,945	40,619,895
MB Financial, Inc. (a)	330,414	10,721,934
National Bank Holdings Corp. Class A	162,890	3,321,327
National Penn Bancshares, Inc. (a)	921,787	9,807,814
NBT Bancorp, Inc.	101,510	2,735,695
Old National Bancorp (a)	724,509	8,831,765
Opus Bank	130,843	4,448,662
PacWest Bancorp (a)	910,184	33,813,336
People’s United Financial, Inc. (a)	2,555,142	40,703,412
Pinnacle Financial Partners, Inc.	178,065	8,735,869
PNC Financial Services Group, Inc.	471,428	39,868,666
Popular, Inc.	516,456	14,775,806
PrivateBancorp, Inc. (a)	487,422	18,814,489
Prosperity Bancshares, Inc.	376,602	17,470,567
Regions Financial Corp.	4,942,652	38,799,818
Renasant Corp.	121,652	4,003,567
ServisFirst Bancshares, Inc. (a)	81,270	3,608,388
Signature Bank (b)	286,688	39,023,971
Simmons First National Corp. Class A (a) .	102,862	4,635,990
South State Corp.	84,796	5,446,447
Southside Bancshares, Inc. (a)	83,690	2,181,798
State Bank Financial Corp. (a)	92,821	1,834,143
Sterling Bancorp	671,322	10,694,159
SunTrust Banks, Inc.	1,100,910	39,720,833
SVB Financial Group (b)	406,154	41,448,016
Synovus Financial Corp.	910,015	26,308,534
Talmer Bancorp, Inc. Class A	284,871	5,153,316
TCF Financial Corp.	1,131,899	13,877,082
Texas Capital Bancshares, Inc. (b)	519,505	19,938,602
Trustmark Corp.	389,240	8,964,197
UMB Financial Corp. (a)	222,913	11,508,998
Umpqua Holdings Corp.	1,505,562	23,878,213
United Bankshares, Inc. (a)	280,665	10,300,406
United Community Banks, Inc.	300,983	5,559,156
Valley National Bancorp	2,207,063	21,055,381
Webster Financial Corp. (a)	564,990	20,283,141
Westamerica Bancorp (a)	165,292	8,051,373
Western Alliance Bancorp (b)	692,240	23,106,971
Wilshire Bancorp, Inc.	446,578	4,599,753
Wintrust Financial Corp. (a)	268,456	11,903,339
Zions Bancorp (a)	1,633,562	39,548,536

TOTAL COMMON STOCKS (Cost $1,706,166,909)		1,503,540,787

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	1,707,470	$1,707,470
State Street Navigator Securities Lending Prime Portfolio (d) (e)	114,258,553	114,258,553

TOTAL SHORT-TERM INVESTMENTS (Cost $115,966,023)		115,966,023

TOTAL INVESTMENTS — 107.4% (Cost $1,822,132,932)		1,619,506,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(112,216,075)

NET ASSETS — 100.0%		$1,507,290,735

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$1,503,540,787	$—	$—	$1,503,540,787
Short-Term Investments	115,966,023	—	—	115,966,023

TOTAL INVESTMENTS	$1,619,506,810	$—	$—	$1,619,506,810

See accompanying Notes to Schedule of Investments

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTOMOBILES — 2.8%
Tesla Motors, Inc. (a) (b)	59,760	$13,731,055

COMMUNICATIONS EQUIPMENT — 16.7%
Arista Networks, Inc. (a)	195,950	12,364,445
Cisco Systems, Inc.	523,963	14,917,227
F5 Networks, Inc. (a)	141,041	14,929,190
Juniper Networks, Inc.	480,038	12,245,769
Motorola Solutions, Inc.	203,749	15,423,799
Palo Alto Networks, Inc. (a) (b)	75,238	12,274,327

		82,154,757

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Corning, Inc.	764,930	15,979,388

INTERNET & CATALOG RETAIL — 7.7%
Amazon.com, Inc. (a)	20,766	12,327,528
Netflix, Inc. (a)	116,690	11,929,219
Priceline Group, Inc. (a)	10,703	13,795,739

		38,052,486

INTERNET SOFTWARE & SERVICES — 15.2%
Alibaba Group Holding, Ltd. ADR (a)	166,607	13,166,951
Alphabet, Inc. Class A (a)	18,159	13,853,501
Alphabet, Inc. Class C (a)	18,645	13,889,593
eBay, Inc. (a)	501,400	11,963,404
Facebook, Inc. Class A (a)	132,354	15,101,591
LinkedIn Corp. Class A (a)	60,947	6,969,290

		74,944,330

IT SERVICES — 12.0%
Accenture PLC Class A	135,032	15,582,693
Automatic Data Processing, Inc.	165,069	14,808,340
Cognizant Technology Solutions Corp. Class A (a)	233,945	14,668,351
Visa, Inc. Class A (b)	180,421	13,798,598

		58,857,982

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.0%
Applied Materials, Inc.	760,624	16,110,016
Broadcom, Ltd.	98,238	15,177,771
Intel Corp.	406,539	13,151,537
QUALCOMM, Inc.	290,297	14,845,788

		59,285,112

SOFTWARE — 18.7%
Microsoft Corp.	254,398	14,050,402
Oracle Corp.	378,808	15,497,035
salesforce.com, Inc. (a)	178,540	13,181,608
SAP SE ADR (b)	176,267	14,175,392
ServiceNow, Inc. (a) (b)	160,491	9,818,839
Splunk, Inc. (a) (b)	256,461	12,548,637
VMware, Inc. Class A (a) (b)	242,166	12,667,704

		91,939,617

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.5%
Apple, Inc.	129,887	14,156,384
EMC Corp.	543,087	14,473,269
NetApp, Inc.	498,850	13,613,617
SanDisk Corp.	186,356	14,177,964

		56,421,234

TOTAL COMMON STOCKS (Cost $432,471,242)		491,365,961

SHORT-TERM INVESTMENTS — 10.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	895,298	895,298
State Street Navigator Securities Lending Prime Portfolio (d) (e)	52,943,885	52,943,885

TOTAL SHORT-TERM INVESTMENTS (Cost $53,839,183)		53,839,183

TOTAL INVESTMENTS — 110.7% (Cost $486,310,425)		545,205,144
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.7)%		(52,793,006)

NET ASSETS — 100.0%		$492,412,138

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$13,731,055	$—	$—	$13,731,055
Communications Equipment	82,154,757	—	—	82,154,757
Electronic Equipment, Instruments & Components	15,979,388	—	—	15,979,388
Internet & Catalog Retail	38,052,486	—	—	38,052,486
Internet Software & Services	74,944,330	—	—	74,944,330
IT Services.	58,857,982	—	—	58,857,982
Semiconductors & Semiconductor Equipment	59,285,112	—	—	59,285,112
Software	91,939,617	—	—	91,939,617
Technology Hardware, Storage & Peripherals	56,421,234	—	—	56,421,234
Short-Term Investments	53,839,183	—	—	53,839,183

TOTAL INVESTMENTS	$545,205,144	$—	$—	$545,205,144

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	690,007	$90,646,219
United Technologies Corp.	1,339,268	134,060,727

		224,706,946

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	1,587,261	77,474,210

BANKS — 4.6%
Commerce Bancshares, Inc. (a)	2,341,115	105,233,119
Cullen/Frost Bankers, Inc. (a) (b)	3,432,072	189,141,488
People’s United Financial, Inc. (a)	12,915,827	205,749,124
United Bankshares, Inc. (a)	3,015,085	110,653,620

		610,777,351

BEVERAGES — 2.6%
Brown-Forman Corp. Class B (a)	644,918	63,505,075
Coca-Cola Co.	3,170,466	147,077,918
PepsiCo, Inc.	1,273,319	130,489,731

		341,072,724

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	2,839,207	162,175,504

BUILDING PRODUCTS — 0.4%
AO Smith Corp.	656,323	50,084,008

CAPITAL MARKETS — 3.4%
Eaton Vance Corp. (a)	4,982,535	167,014,573
Franklin Resources, Inc.	2,493,116	97,356,180
SEI Investments Co.	958,731	41,273,370
T Rowe Price Group, Inc.	1,872,564	137,558,551

		443,202,674

CHEMICALS — 6.6%
Air Products & Chemicals, Inc.	908,391	130,853,724
Albemarle Corp. (a)	1,752,462	112,034,896
Ecolab, Inc.	505,983	56,427,224
HB Fuller Co. (a)	1,782,269	75,657,319
PPG Industries, Inc.	678,841	75,683,983
Praxair, Inc.	1,235,742	141,430,672
RPM International, Inc.	2,750,012	130,158,068
Sherwin-Williams Co.	179,193	51,010,871
Valspar Corp. (a)	918,027	98,247,249

		871,504,006

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp. (a)	607,061	54,520,148

CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc. (a)	1,050,353	82,358,178
Bemis Co., Inc.	2,444,683	126,585,686
Sonoco Products Co.	3,133,298	152,184,284

		361,128,148

DISTRIBUTORS — 1.2%
Genuine Parts Co. (a)	1,559,049	154,907,109

DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw Hill Financial, Inc.	679,706	67,277,300

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	6,891,220	269,929,087

ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	1,206,936	142,828,806

ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	3,993,517	217,167,455

FOOD & STAPLES RETAILING — 2.9%
Sysco Corp.	3,315,360	154,926,773
Wal-Mart Stores, Inc.	2,213,476	151,600,971
Walgreens Boots Alliance, Inc.	907,802	76,473,241

		383,000,985

FOOD PRODUCTS — 3.0%
Archer-Daniels-Midland Co.	3,987,882	144,799,995
Hormel Foods Corp. (a)	1,675,757	72,459,733
Lancaster Colony Corp.	633,509	70,047,090
McCormick & Co., Inc. (a)	1,068,010	106,245,635

		393,552,453

GAS UTILITIES — 7.4%
Atmos Energy Corp.	1,806,618	134,159,453
National Fuel Gas Co. (a)	3,644,579	182,411,179
New Jersey Resources Corp.	2,050,571	74,702,301
Piedmont Natural Gas Co., Inc.	1,733,053	103,688,561
Questar Corp. (b)	9,582,243	237,639,626
UGI Corp.	3,535,241	142,434,860
WGL Holdings, Inc.	1,501,678	108,676,437

		983,712,417

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	2,510,665	105,021,117
Becton Dickinson and Co.	513,654	77,982,950
C.R. Bard, Inc.	120,087	24,338,033
Medtronic PLC	1,129,565	84,717,375
West Pharmaceutical Services, Inc.	597,035	41,386,466

		333,445,941

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	922,362	75,587,566

HOTELS, RESTAURANTS & LEISURE — 1.1%
McDonald’s Corp.	1,104,537	138,818,210

HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc.	3,356,186	162,439,402

HOUSEHOLD PRODUCTS — 3.7%
Clorox Co.	826,040	104,130,602
Colgate-Palmolive Co.	1,532,566	108,275,788
Kimberly-Clark Corp.	946,988	127,379,356
Procter & Gamble Co.	1,873,268	154,188,689

		493,974,435

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	846,637	141,075,123
Carlisle Cos., Inc.	733,197	72,953,102
Roper Technologies, Inc.	162,823	29,759,160

		243,787,385

INSURANCE — 6.2%
Aflac, Inc	2,074,723	130,998,010
Brown & Brown, Inc	2,253,327	80,669,107
Chubb, Ltd	904,519	107,773,439
Cincinnati Financial Corp	2,454,680	160,437,885
Mercury General Corp. (a)	1,146,889	63,652,340

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Old Republic International Corp	9,534,569	$174,291,921
RenaissanceRe Holdings, Ltd	412,556	49,436,585
RLI Corp. (a)	857,351	57,322,488

		824,581,775

IT SERVICES — 2.4%
Automatic Data Processing, Inc	1,338,968	120,118,820
International Business Machines Corp. (a)	1,338,696	202,745,509

		322,864,329

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris Industries, Inc. (a)	1,306,256	128,640,091

MACHINERY — 9.0%
Caterpillar, Inc. (a)	3,225,478	246,878,086
CLARCOR, Inc. (a)	1,655,385	95,664,699
Donaldson Co., Inc. (a)	3,810,909	121,606,106
Dover Corp	2,231,610	143,559,471
Illinois Tool Works, Inc	1,253,878	128,447,262
Lincoln Electric Holdings, Inc. (a)	2,279,203	133,492,920
Nordson Corp. (a)	1,137,061	86,462,119
Pentair PLC (a)	2,622,668	142,305,966
Stanley Black & Decker, Inc	951,742	100,132,776

		1,198,549,405

MEDIA — 0.6%
John Wiley & Sons, Inc. Class A	1,636,130	79,990,396

METALS & MINING — 1.6%
Nucor Corp	4,568,251	216,078,272

MULTI-UTILITIES — 5.2%
Black Hills Corp (b)	3,196,607	192,211,979
Consolidated Edison, Inc	2,583,059	197,913,980
MDU Resources Group, Inc	8,477,380	164,969,815
Vectren Corp	2,649,266	133,946,889

		689,042,663

MULTILINE RETAIL — 1.2%
Target Corp	1,920,363	158,007,468

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp	2,471,641	235,794,551
Exxon Mobil Corp	2,123,193	177,477,703

		413,272,254

PHARMACEUTICALS — 1.1%
Johnson & Johnson	1,310,074	141,750,007

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.0%
Essex Property Trust, Inc. REIT	464,337	108,589,851
Federal Realty Investment Trust REIT	743,120	115,963,876
HCP, Inc. REIT	6,939,650	226,093,797
National Retail Properties, Inc.	4,530,313	209,300,461
Realty Income Corp. REIT (a)	3,705,183	231,610,989
Tanger Factory Outlet Centers, Inc.	4,666,862	169,827,108

		1,061,386,082

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Linear Technology Corp.	2,938,506	130,939,827

SOFTWARE — 0.4%
CDK Global, Inc.	1,140,215	53,077,008

SPECIALTY RETAIL — 0.8%
Lowe’s Cos., Inc.	906,689	68,681,692
Ross Stores, Inc.	700,195	40,541,290

		109,222,982

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
VF Corp.	1,776,257	115,030,403

TRADING COMPANIES & DISTRIBUTORS — 1.0%
W.W. Grainger, Inc. (a)	535,418	124,982,624

WATER UTILITIES — 0.8%
Aqua America, Inc. (a)	3,480,755	110,757,624

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	3,230,225	97,197,470

TOTAL COMMON STOCKS (Cost $10,382,333,984)		13,232,444,950

SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	7,725,312	7,725,312
State Street Navigator Securities Lending Prime Portfolio (d) (e)	679,018,516	679,018,516

TOTAL SHORT-TERM INVESTMENTS (Cost $686,743,828)		686,743,828

TOTAL INVESTMENTS — 105.0%
(Cost $11,069,077,812)		13,919,188,778
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(659,852,256)

NET ASSETS — 100.0%		$13,259,336,522

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense.	$224,706,946	$—	$—	$224,706,946
Air Freight & Logistics	77,474,210	—	—	77,474,210
Banks	610,777,351	—	—	610,777,351
Beverages	341,072,724	—	—	341,072,724
Biotechnology	162,175,504	—	—	162,175,504
Building Products	50,084,008	—	—	50,084,008
Capital Markets	443,202,674	—	—	443,202,674
Chemicals	871,504,006	—	—	871,504,006
Commercial Services & Supplies	54,520,148	—	—	54,520,148
Containers & Packaging	361,128,148	—	—	361,128,148
Distributors	154,907,109	—	—	154,907,109
Diversified Financial Services	67,277,300	—	—	67,277,300
Diversified Telecommunication Services	269,929,087	—	—	269,929,087
Electric Utilities	142,828,806	—	—	142,828,806
Electrical Equipment	217,167,455	—	—	217,167,455
Food & Staples Retailing	383,000,985	—	—	383,000,985
Food Products	393,552,453	—	—	393,552,453
Gas Utilities	983,712,417	—	—	983,712,417
Health Care Equipment & Supplies	333,445,941	—	—	333,445,941
Health Care Providers & Services	75,587,566	—	—	75,587,566
Hotels, Restaurants & Leisure	138,818,210	—	—	138,818,210
Household Durables.	162,439,402	—	—	162,439,402
Household Products	493,974,435	—	—	493,974,435
Industrial Conglomerates	243,787,385	—	—	243,787,385
Insurance	824,581,775	—	—	824,581,775
IT Services	322,864,329	—	—	322,864,329
Leisure Equipment & Products	128,640,091	—	—	128,640,091
Machinery	1,198,549,405	—	—	1,198,549,405
Media	79,990,396	—	—	79,990,396
Metals & Mining	216,078,272	—	—	216,078,272
Multi-Utilities	689,042,663	—	—	689,042,663
Multiline Retail	158,007,468	—	—	158,007,468
Oil, Gas & Consumable Fuels	413,272,254	—	—	413,272,254
Pharmaceuticals	141,750,007	—	—	141,750,007
Real Estate Investment Trusts (REITs)	1,061,386,082	—	—	1,061,386,082
Semiconductors & Semiconductor Equipment	130,939,827	—	—	130,939,827
Software	53,077,008	—	—	53,077,008
Specialty Retail	109,222,982	—	—	109,222,982
Textiles, Apparel & Luxury Goods	115,030,403	—	—	115,030,403
Trading Companies & Distributors	124,982,624	—	—	124,982,624
Water Utilities	110,757,624	—	—	110,757,624
Wireless Telecommunication Services	97,197,470	—	—	97,197,470
Short-Term Investments	686,743,828	—	—	686,743,828

TOTAL INVESTMENTS	$13,919,188,778	$—	$—	$13,919,188,778

See accompanying Notes to Schedule of Investments

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	61,064	$1,420,959
Aerojet Rocketdyne Holdings, Inc. (a) (b)	90,669	1,485,158
Aerovironment, Inc. (a) (b)	46,327	1,311,981
Astronics Corp. (b)	52,176	1,990,514
B/E Aerospace, Inc.	136,977	6,317,379
Boeing Co.	49,844	6,327,197
BWX Technologies, Inc.	189,508	6,359,889
Cubic Corp.	60,715	2,426,171
Curtiss-Wright Corp.	81,174	6,142,437
DigitalGlobe, Inc. (b)	185,803	3,214,392
Esterline Technologies Corp. (b)	90,417	5,793,017
General Dynamics Corp.	45,808	6,017,797
HEICO Corp.	55,619	3,344,371
Hexcel Corp. (a)	139,976	6,118,351
Honeywell International, Inc.	56,961	6,382,480
Huntington Ingalls Industries, Inc.	46,345	6,346,484
KLX, Inc. (b)	127,369	4,093,640
L-3 Communications Holdings, Inc.	52,172	6,182,382
Lockheed Martin Corp.	28,612	6,337,558
Moog, Inc. (b)	63,230	2,888,346
Northrop Grumman Corp.	32,686	6,468,559
Orbital ATK, Inc.	80,285	6,979,978
Raytheon Co.	50,597	6,204,710
Rockwell Collins, Inc. (a)	69,172	6,378,350
Spirit AeroSystems Holdings, Inc. (b)	132,431	6,007,070
TASER International, Inc. (a) (b)	317,939	6,241,143
Teledyne Technologies, Inc. (b)	47,596	4,195,112

Textron, Inc.	183,194	6,679,253
TransDigm Group, Inc. (a) (b)	28,079	6,186,927
Triumph Group, Inc.	205,069	6,455,572
United Technologies Corp.	64,225	6,428,923

TOTAL COMMON STOCKS (Cost $164,318,581)		158,726,100

SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	144,121	144,121
State Street Navigator Securities Lending Prime Portfolio (d) (e)	7,713,930	7,713,930

TOTAL SHORT-TERM INVESTMENTS (Cost $7,858,051)		7,858,051

TOTAL INVESTMENTS — 104.9% (Cost $172,176,632)		166,584,151
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(7,744,405)

NET ASSETS — 100.0%		$158,839,746

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$158,726,100	$—	$—	$158,726,100
Short-Term Investments	7,858,051	—	—	7,858,051

TOTAL INVESTMENTS	$166,584,151	$—	$—	$166,584,151

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	630,460	$36,011,875
ACADIA Pharmaceuticals, Inc. (a) (b)	1,803,044	50,413,110
Acceleron Pharma, Inc. (a) (b)	429,839	11,343,451
Achillion Pharmaceuticals, Inc. (a)	1,844,284	14,237,872
Acorda Therapeutics, Inc. (a)	627,749	16,603,961
Agios Pharmaceuticals, Inc. (a) (b)	771,891	31,338,775
Alder Biopharmaceuticals, Inc. (a) (b)	789,515	19,335,222
Alexion Pharmaceuticals, Inc. (a)	261,345	36,384,451
Alkermes PLC (a)	1,106,068	37,816,465
Alnylam Pharmaceuticals, Inc. (a)	585,823	36,772,110
AMAG Pharmaceuticals, Inc. (a)	933,157	21,835,874
Amgen, Inc.	251,805	37,753,124
Amicus Therapeutics, Inc. (a)	1,740,346	14,705,924
Anacor Pharmaceuticals, Inc. (a) (b)	572,917	30,622,414
Arena Pharmaceuticals, Inc. (a) (b)	2,244,035	4,420,749
ARIAD Pharmaceuticals, Inc. (a)	2,640,141	16,870,501
Array BioPharma, Inc. (a) (b)	2,492,933	7,354,152
Baxalta, Inc.	923,834	37,322,894
Biogen, Inc. (a)	140,196	36,495,823
BioMarin Pharmaceutical, Inc. (a)	412,311	34,007,411
Bluebird Bio, Inc. (a) (b)	755,069	32,090,432
Celgene Corp. (a)	357,412	35,773,367
Celldex Therapeutics, Inc. (a) (b) (c)	6,915,914	26,142,155
Cepheid (a)	699,620	23,339,323
Clovis Oncology, Inc. (a) (b)	1,292,343	24,812,986
Dyax Corp. (a)	859,799	954,377
Dynavax Technologies Corp. (a) (b)	1,060,780	20,409,407
Eagle Pharmaceuticals, Inc. (a) (b)	483,978	19,601,109
Emergent BioSolutions, Inc. (a)	402,002	14,612,773
Enanta Pharmaceuticals, Inc. (a) (b)	220,575	6,478,288
Epizyme, Inc. (a)	424,233	5,141,704
Exact Sciences Corp. (a) (b)	1,999,986	13,479,906
Exelixis, Inc. (a) (b)	4,701,886	18,807,544
FibroGen, Inc. (a) (b)	542,456	11,548,888
Five Prime Therapeutics, Inc. (a) (b)	435,017	17,674,741
Genomic Health, Inc. (a)	222,919	5,521,704
Geron Corp. (a) (b)	3,534,760	10,321,499
Gilead Sciences, Inc.	406,032	37,298,100
Halozyme Therapeutics, Inc. (a)	1,707,260	16,167,752
Heron Therapeutics, Inc. (a) (b)	716,067	13,598,112
ImmunoGen, Inc. (a)	1,096,828	9,344,975
Incyte Corp. (a)	513,511	37,214,142
Inovio Pharmaceuticals, Inc. (a) (b)	953,550	8,305,420
Insmed, Inc. (a)	549,406	6,960,974
Insys Therapeutics, Inc. (a) (b)	1,045,337	16,714,939
Intercept Pharmaceuticals, Inc. (a) (b)	310,428	39,880,685
Intrexon Corp. (a) (b)	958,803	32,493,834
Ionis Pharmaceuticals, Inc. (a) (b)	931,849	37,739,884
Ironwood Pharmaceuticals, Inc. (a) (b)	994,820	10,883,331
Juno Therapeutics, Inc. (a)	909,973	34,660,872
Keryx Biopharmaceuticals, Inc. (a) (b)	1,162,245	5,427,684
Kite Pharma, Inc. (a)	719,252	33,020,859
Lexicon Pharmaceuticals, Inc. (a) (b)	504,948	6,034,129
Ligand Pharmaceuticals, Inc. (a)	357,431	38,277,286
MacroGenics, Inc. (a)	302,963	5,680,556
Medivation, Inc. (a)	933,974	42,944,125
Merrimack Pharmaceuticals, Inc. (a) (b)	1,128,747	9,447,612

MiMedx Group, Inc. (a) (b)	830,531	7,258,841
Mirati Therapeutics, Inc. (a) (b)	180,003	3,852,064
Momenta Pharmaceuticals, Inc. (a)	919,744	8,498,435
Myriad Genetics, Inc. (a)	898,122	33,616,706
Neurocrine Biosciences, Inc. (a)	1,027,063	40,620,342
NewLink Genetics Corp. (a) (b)	678,298	12,345,024
Novavax, Inc. (a) (b)	7,459,603	38,491,551
Ophthotech Corp. (a) (b)	682,367	28,843,653
OPKO Health, Inc. (a) (b)	2,853,412	29,646,951
Portola Pharmaceuticals, Inc. (a)	758,770	15,478,908
Progenics Pharmaceuticals, Inc. (a) (b)	902,194	3,933,566
Prothena Corp. PLC (a)	664,375	27,345,675
Puma Biotechnology, Inc. (a) (b)	749,689	22,018,366
Radius Health, Inc. (a) (b)	1,011,387	31,798,007
Regeneron Pharmaceuticals, Inc. (a)	96,450	34,764,438
Repligen Corp. (a)	271,246	7,274,818
Retrophin, Inc. (a) (b)	500,240	6,833,278
Sage Therapeutics, Inc. (a) (b)	477,235	15,300,154
Sangamo BioSciences, Inc. (a) (b)	1,118,897	6,769,327
Sarepta Therapeutics, Inc. (a) (b)	1,740,979	33,983,910
Seattle Genetics, Inc. (a) (b)	1,091,108	38,286,980
Spark Therapeutics, Inc. (a)	284,039	8,381,991
Synergy Pharmaceuticals, Inc. (a)	1,957,166	5,401,778
TESARO, Inc. (a) (b)	504,964	22,233,565
TG Therapeutics, Inc. (a) (b)	564,724	4,811,448
Ultragenyx Pharmaceutical, Inc. (a) (b)	606,690	38,409,544
United Therapeutics Corp. (a)	291,891	32,525,414
Vanda Pharmaceuticals, Inc. (a) (b)	679,120	5,677,443
Vertex Pharmaceuticals, Inc. (a)	421,856	33,533,333
Xencor, Inc. (a)	245,027	3,288,262
ZIOPHARM Oncology, Inc. (a) (b)	2,309,810	17,138,790

TOTAL COMMON STOCKS (Cost $2,494,311,593)		1,878,814,194

SHORT-TERM INVESTMENTS — 19.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	622,406	622,406
State Street Navigator Securities Lending Prime Portfolio (e) (f)	372,841,225	372,841,225

TOTAL SHORT-TERM INVESTMENTS (Cost $373,463,631)		373,463,631

TOTAL INVESTMENTS — 119.8% (Cost $2,867,775,224)		2,252,277,825
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.8)%		(371,786,180)

NET ASSETS — 100.0%		$1,880,491,645

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$1,877,859,817	$954,377	$—	$1,878,814,194
Short-Term Investments	373,463,631	—	—	373,463,631

TOTAL INVESTMENTS	$2,251,323,448	$954,377	$—	$2,252,277,825

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 74.3%
Abaxis, Inc. (a)	17,910	$812,935
Abbott Laboratories	18,966	793,348
Abiomed, Inc. (a) (b)	8,734	828,070
Accuray, Inc. (b)	60,443	349,360
Analogic Corp. (a)	6,176	487,966
AtriCure, Inc. (a) (b)	12,556	211,317
Baxter International, Inc.	18,914	776,987
Becton Dickinson and Co.	5,112	776,104
Boston Scientific Corp. (b)	42,418	797,883
C.R. Bard, Inc.	3,925	795,480
Cantel Medical Corp.	10,414	743,143
CONMED Corp. (a)	12,511	524,711
Cynosure, Inc. Class A (a) (b)	13,293	586,487
DexCom, Inc. (b)	11,753	798,146
Edwards Lifesciences Corp. (b)	8,737	770,691
Globus Medical, Inc. Class A (a) (b)	30,013	712,809
Greatbatch, Inc. (b)	20,417	727,662
HeartWare International, Inc. (a) (b)	24,618	773,497
Hill-Rom Holdings, Inc.	16,116	810,635
Hologic, Inc. (a) (b)	21,788	751,686
IDEXX Laboratories, Inc. (a) (b)	9,796	767,223
Inogen, Inc. (a) (b)	14,993	674,385
Insulet Corp. (a) (b)	24,414	809,568
Integra LifeSciences Holdings Corp. (a) (b)	11,875	799,900
Intuitive Surgical, Inc. (a) (b)	1,318	792,184
Invacare Corp. (a)	14,552	191,650
LDR Holding Corp. (a) (b)	31,085	792,357
LivaNova PLC (b)	13,293	717,556
Masimo Corp. (b)	19,770	827,177
Medtronic PLC	9,899	742,425
Natus Medical, Inc. (b)	19,718	757,763
Nevro Corp. (a) (b)	13,464	757,485
NuVasive, Inc. (a) (b)	16,268	791,438
NxStage Medical, Inc. (a) (b)	48,490	726,865
Orthofix International NV (b)	7,190	298,529
ResMed, Inc. (a)	12,684	733,389
Rockwell Medical, Inc. (a) (b)	47,499	356,717
St. Jude Medical, Inc.	13,591	747,505
STERIS PLC (a)	11,170	793,628
Stryker Corp. (a)	7,291	782,251
Teleflex, Inc. (a)	5,157	809,701
Varian Medical Systems, Inc. (a) (b)	9,660	772,993
Wright Medical Group NV (b)	43,626	724,192
Zeltiq Aesthetics, Inc. (a) (b)	32,960	895,194
Zimmer Biomet Holdings, Inc. (a)	7,320	780,532

		31,671,524

HEALTH CARE SUPPLIES — 25.6%
Alere, Inc. (b)	14,339	725,697
Align Technology, Inc. (b)	10,589	769,715
Anika Therapeutics, Inc. (a) (b)	9,750	436,020
Atrion Corp. (a)	315	124,538
Cerus Corp. (b)	94,387	559,715
Cooper Cos., Inc. (a)	5,088	783,399
DENTSPLY SIRONA, Inc. (a)	12,059	743,196
Endologix, Inc. (a) (b)	65,340	546,242
Haemonetics Corp. (a) (b)	20,812	728,004
Halyard Health, Inc. (a) (b)	27,619	793,494
ICU Medical, Inc. (b)	7,944	826,970
Meridian Bioscience, Inc. (a)	20,396	420,362
Merit Medical Systems, Inc. (a) (b)	18,432	340,808
Neogen Corp. (a) (b)	14,240	716,984
OraSure Technologies, Inc. (a) (b)	36,199	261,719
Quidel Corp. (a) (b)	23,185	400,173
Spectranetics Corp. (a) (b)	44,677	648,710
Vascular Solutions, Inc. (b)	7,638	248,464
West Pharmaceutical Services, Inc. (a)	11,757	814,995

		10,889,205

TOTAL COMMON STOCKS (Cost $36,425,552)		42,560,729

SHORT-TERM INVESTMENTS — 20.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	31,440	31,440
State Street Navigator Securities Lending Prime Portfolio (d) (e)	8,513,348	8,513,348

TOTAL SHORT-TERM INVESTMENTS (Cost $8,544,788)		8,544,788

TOTAL INVESTMENTS — 119.9% (Cost $44,970,340)		51,105,517
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.9)%		(8,497,929)

NET ASSETS — 100.0%		$42,607,588

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$31,671,524	$—	$—	$31,671,524
Health Care Supplies	10,889,205	—	—	10,889,205
Short-Term Investments	8,544,788	—	—	8,544,788

TOTAL INVESTMENTS	$51,105,517	$—	$—	$51,105,517

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE SERVICES — 33.5%
Adeptus Health, Inc. Class A (a) (b)	91,483	$5,080,966
Air Methods Corp. (a) (b)	138,927	5,031,936
Amedisys, Inc. (a)	130,381	6,302,617
AMN Healthcare Services, Inc. (a)	170,253	5,722,203
Chemed Corp.	40,737	5,517,827
Cross Country Healthcare, Inc. (a)	266,880	3,103,814
DaVita HealthCare Partners, Inc. (a)	77,256	5,669,045
Diplomat Pharmacy, Inc. (a)	210,305	5,762,357
Envision Healthcare Holdings, Inc. (a)	254,119	5,184,028
ExamWorks Group, Inc. (a)	183,718	5,430,704
Express Scripts Holding Co. (a)	78,104	5,364,964
Healthways, Inc. (a)	156,685	1,580,952
Laboratory Corp. of America Holdings (a)	47,530	5,567,189
LHC Group, Inc. (a)	61,907	2,201,413
MEDNAX, Inc. (a)	84,381	5,452,700
Premier, Inc. Class A (a)	154,503	5,154,220
Providence Service Corp. (a)	39,705	2,027,734
Quest Diagnostics, Inc.	77,616	5,545,663
Team Health Holdings, Inc. (a) (b)	125,837	5,261,245

		90,961,577

HEALTH CARE DISTRIBUTORS — 14.9%
Aceto Corp.	132,278	3,116,470
AmerisourceBergen Corp. Class A	61,296	5,305,169
Cardinal Health, Inc.	65,436	5,362,480
Henry Schein, Inc. (a)	32,336	5,582,164
McKesson Corp.	32,986	5,187,048
Owens & Minor, Inc.	136,103	5,501,283
Patterson Cos., Inc.	123,796	5,760,228
PharMerica Corp. (a)	207,099	4,578,959

		40,393,801

HEALTH CARE FACILITIES — 31.0%
Acadia Healthcare Co., Inc. (a) (b)	99,620	5,490,058
Amsurg Corp. (a)	75,358	5,621,707
Brookdale Senior Living, Inc. (a)	348,732	5,537,864
Capital Senior Living Corp. (a)	198,955	3,684,646
Community Health Systems, Inc. (a)	333,070	6,165,126
Ensign Group, Inc.	158,906	3,597,632
HCA Holdings, Inc. (a)	73,237	5,716,148
HealthSouth Corp.	150,094	5,648,037
Kindred Healthcare, Inc.	462,820	5,715,827
LifePoint Health, Inc. (a)	83,380	5,774,065
Select Medical Holdings Corp.	502,195	5,930,923

Surgical Care Affiliates, Inc. (a)	125,008	5,785,370
Tenet Healthcare Corp. (a) (b)	198,876	5,753,483
Universal Health Services, Inc. Class B	47,444	5,917,216
US Physical Therapy, Inc.	39,115	1,945,189
VCA, Inc. (a)	98,865	5,703,522

		83,986,813

MANAGED HEALTH CARE — 20.4%
Aetna, Inc.	48,375	5,434,931
Anthem, Inc.	38,358	5,331,378
Centene Corp. (a)	90,472	5,570,350
Cigna Corp.	37,953	5,208,670
HealthEquity, Inc. (a) (b)	197,555	4,873,682
Humana, Inc.	29,367	5,372,693
Magellan Health, Inc. (a)	80,090	5,440,514
Molina Healthcare, Inc. (a) (b)	82,864	5,343,899
Triple-S Management Corp. Class B (a)	61,340	1,524,912
UnitedHealth Group, Inc.	43,876	5,655,616
WellCare Health Plans, Inc. (a)	60,334	5,595,979

		55,352,624

TOTAL COMMON STOCKS (Cost $283,710,172)	270,694,815

SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	3,080,772	3,080,772
State Street Navigator Securities Lending Prime Portfolio (d) (e)	23,855,279	23,855,279

TOTAL SHORT-TERM INVESTMENTS (Cost $26,936,051)		26,936,051

TOTAL INVESTMENTS — 109.7% (Cost $310,646,223)	297,630,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%	(26,286,834)

NET ASSETS — 100.0%		$271,344,032

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services	$90,961,577	$—	$—	$90,961,577
Health Care Distributors	40,393,801	—	—	40,393,801
Health Care Facilities	83,986,813	—	—	83,986,813
Managed Health Care	55,352,624	—	—	55,352,624
Short-Term Investments	26,936,051	—	—	26,936,051

TOTAL INVESTMENTS	$297,630,866	$—	$—	$297,630,866

See accompanying Notes to Schedule of Investments

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 30.1%
Allegion PLC	711,095	$45,303,862
AO Smith Corp.	792,750	60,494,753
Armstrong World Industries, Inc. (a)	563,101	27,237,195
Fortune Brands Home & Security, Inc. (b).	1,298,662	72,777,018
Lennox International, Inc. (b)	408,623	55,241,743
Masco Corp.	2,262,295	71,149,178
Masonite International Corp. (a)	232,780	15,247,090
Owens Corning	1,450,677	68,588,009
USG Corp. (a) (b)	1,990,526	49,384,950

		465,423,798

HOME FURNISHINGS — 11.6%
Leggett & Platt, Inc.	893,874	43,263,501
Mohawk Industries, Inc. (a)	360,131	68,749,008
Tempur Sealy International, Inc. (a) (b)	1,101,554	66,963,468

		178,975,977

HOME IMPROVEMENT RETAIL — 9.0%
Home Depot, Inc.	519,326	69,293,668
Lowe’s Cos., Inc.	925,013	70,069,735

		139,363,403

HOMEBUILDING — 28.8%
CalAtlantic Group, Inc. (b)	1,276,701	42,667,347
Cavco Industries, Inc. (a)	54,537	5,097,028
D.R. Horton, Inc.	2,256,845	68,224,424
Installed Building Products, Inc. (a)	154,365	4,107,653
Lennar Corp. Class A (b)	1,443,399	69,802,776
LGI Homes, Inc. (a) (b)	443,618	10,739,992
M/I Homes, Inc. (a)	205,069	3,824,537
MDC Holdings, Inc.	719,046	18,019,293
NVR, Inc. (a)	24,152	41,840,925
PulteGroup, Inc.	3,625,698	67,836,810
Taylor Morrison Home Corp. Class A (a)	530,690	7,493,343
Toll Brothers, Inc. (a)	2,351,546	69,394,122
TopBuild Corp. (a)	341,469	10,155,288
TRI Pointe Group, Inc. (a)	1,765,885	20,802,125
WCI Communities, Inc. (a)	217,213	4,035,817

		444,041,480

HOMEFURNISHING RETAIL — 14.0%
Aaron’s, Inc.	852,283	21,392,303
Bed Bath & Beyond, Inc. (a)	1,316,365	65,344,359
Restoration Hardware Holdings, Inc. (a) (b)	1,666,631	69,831,839
Williams-Sonoma, Inc.	1,103,493	60,405,207

		216,973,708

HOUSEHOLD APPLIANCES — 6.3%
Helen of Troy, Ltd. (a)	234,101	24,273,933
Whirlpool Corp.	405,085	73,053,029

		97,326,962

TOTAL COMMON STOCKS (Cost $1,668,471,070)		1,542,105,328

SHORT-TERM INVESTMENTS — 10.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	1,710,017	1,710,017
State Street Navigator Securities Lending Prime Portfolio (d) (e)	159,954,558	159,954,558

TOTAL SHORT-TERM INVESTMENTS (Cost $161,664,575)		161,664,575

TOTAL INVESTMENTS — 110.3% (Cost $1,830,135,645)		1,703,769,903
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(159,162,515)

NET ASSETS — 100.0%		$1,544,607,388

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$465,423,798	$—	$—	$465,423,798
Home Furnishings	178,975,977	—	—	178,975,977
Home Improvement Retail	139,363,403	—	—	139,363,403
Homebuilding	444,041,480	—	—	444,041,480
Homefurnishing Retail.	216,973,708	—	—	216,973,708
Household Appliances	97,326,962	—	—	97,326,962
Short-Term Investments	161,664,575	—	—	161,664,575

TOTAL INVESTMENTS	$1,703,769,903	$—	$—	$1,703,769,903

See accompanying Notes to Schedule of Investments

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 8.7%
Alcoa, Inc. (a)	2,120,727	$20,316,565
Kaiser Aluminum Corp.	249,291	21,075,061

		41,391,626

COAL & CONSUMABLE FUELS — 4.1%
CONSOL Energy, Inc. (a)	1,725,567	19,481,651

DIVERSIFIED METALS & MINING — 11.6%
Compass Minerals International, Inc. (a)	280,615	19,884,379
Freeport-McMoRan, Inc. (a)	2,114,058	21,859,360
Materion Corp.	494,013	13,081,464

		54,825,203

GOLD — 8.6%
Newmont Mining Corp.	756,624	20,111,066
Royal Gold, Inc. (a)	406,469	20,847,795

		40,958,861

PRECIOUS METALS & MINERALS — 4.7%
Stillwater Mining Co. (a) (b)	2,068,493	22,029,450

SILVER — 9.2%
Coeur Mining, Inc. (a) (b)	4,013,796	22,557,533
Hecla Mining Co. (a)	7,505,234	20,864,551

		43,422,084

STEEL — 53.0%
AK Steel Holding Corp. (a) (b)	5,034,708	20,793,344
Allegheny Technologies, Inc. (a)	1,256,304	20,477,755
Carpenter Technology Corp. (a)	626,097	21,431,301
Cliffs Natural Resources, Inc. (a) (b)	8,591,121	25,773,363
Commercial Metals Co. (a)	1,225,795	20,801,741
Haynes International, Inc. (a)	334,032	12,192,168
Nucor Corp. (a)	444,811	21,039,560

Reliance Steel & Aluminum Co.	300,952	20,822,869
Schnitzer Steel Industries, Inc. Class A	1,226,557	22,617,711
Steel Dynamics, Inc.	952,330	21,436,948
United States Steel Corp. (a)	1,389,500	22,301,475
Worthington Industries, Inc. (a)	592,909	21,131,277

		250,819,512

TOTAL COMMON STOCKS (Cost $543,277,998)		472,928,387

SHORT-TERM INVESTMENTS — 19.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	84,743	84,743
State Street Navigator Securities Lending Prime Portfolio (d) (e)	94,202,359	94,202,359

TOTAL SHORT-TERM INVESTMENTS (Cost $94,287,102)		94,287,102

TOTAL INVESTMENTS — 119.8% (Cost $637,565,100)		567,215,489
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.8)%		(93,587,752)

NET ASSETS — 100.0%		$473,627,737

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$41,391,626	$—	$—	$41,391,626
Coal & Consumable Fuels	19,481,651	—	—	19,481,651
Diversified Metals & Mining	54,825,203	—	—	54,825,203
Gold	40,958,861	—	—	40,958,861
Precious Metals & Minerals.	22,029,450	—	—	22,029,450
Silver.	43,422,084	—	—	43,422,084
Steel	250,819,512	—	—	250,819,512
Short-Term Investments	94,287,102	—	—	94,287,102

TOTAL INVESTMENTS	$567,215,489	$—	$—	$567,215,489

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
OIL & GAS DRILLING — 31.5%
Atwood Oceanics, Inc. (a)	767,245	$7,035,637
Diamond Offshore Drilling, Inc. (a)	315,405	6,853,751
Ensco PLC Class A (a)	642,414	6,661,833
Helmerich & Payne, Inc. (a)	113,434	6,660,844
Nabors Industries, Ltd.	781,444	7,189,285
Noble Corp. PLC (a)	644,777	6,673,442
Patterson-UTI Energy, Inc. (a)	401,380	7,072,315
Rowan Cos. PLC Class A	437,027	7,036,135
Transocean, Ltd. (a)	639,014	5,840,588

		61,023,830

OIL & GAS EQUIPMENT & SERVICES — 68.2%
Baker Hughes, Inc.	156,978	6,880,346
Bristow Group, Inc. (a)	282,682	5,348,343
Cameron International Corp. (b)	106,064	7,111,591
CARBO Ceramics, Inc. (a)	182,187	2,587,055
Core Laboratories NV (a)	61,245	6,884,551
Dril-Quip, Inc. (b)	120,352	7,288,517
Exterran Corp. (a)(b)	71,353	1,103,117
FMC Technologies, Inc. (b)	260,997	7,140,878
Forum Energy Technologies, Inc. (a) (b)	434,765	5,738,898
Frank’s International NV (a)	163,098	2,687,855
Halliburton Co.	198,982	7,107,637
Helix Energy Solutions Group, Inc. (a) (b)	406,534	2,276,590
Matrix Service Co. (a) (b)	78,373	1,387,202
McDermott International, Inc. (b)	934,595	3,822,494
National Oilwell Varco, Inc. (a)	215,289	6,695,488
Newpark Resources, Inc. (a) (b)	330,698	1,428,615
Oceaneering International, Inc. (a)	221,833	7,373,729
Oil States International, Inc. (b)	233,825	7,370,164
RPC, Inc. (a)	503,770	7,143,459

Schlumberger, Ltd. (a)	95,881	7,071,224
SEACOR Holdings, Inc. (a) (b)	49,033	2,669,847
Superior Energy Services, Inc.	535,734	7,173,478
TETRA Technologies, Inc. (a) (b)	358,901	2,279,021
US Silica Holdings, Inc.	342,803	7,788,484
Weatherford International PLC (a) (b)	992,965	7,725,268

		132,083,851

TOTAL COMMON STOCKS (Cost $273,105,641)		193,107,681

SHORT-TERM INVESTMENTS — 19.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	526,427	526,427
State Street Navigator Securities Lending Prime Portfolio (d) (e)	36,992,556	36,992,556

TOTAL SHORT-TERM INVESTMENTS (Cost $37,518,983)		37,518,983

TOTAL INVESTMENTS — 119.1% (Cost $310,624,624)		230,626,664
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.1)%		(36,952,588)

NET ASSETS — 100.0%		$193,674,076

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$61,023,830	$—	$—	$61,023,830
Oil & Gas Equipment & Services	132,083,851	—	—	132,083,851
Short-Term Investments	37,518,983	—	—	37,518,983

TOTAL INVESTMENTS	$230,626,664	$—	$—	$230,626,664

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 6.0%
Chevron Corp.	329,043	$31,390,702
Exxon Mobil Corp.	378,657	31,651,939
Occidental Petroleum Corp.	444,919	30,445,807

		93,488,448

OIL & GAS EXPLORATION & PRODUCTION — 76.1%
Anadarko Petroleum Corp.	672,326	31,310,222
Antero Resources Corp. (a)	1,311,449	32,615,737
Apache Corp.	635,420	31,014,850
Cabot Oil & Gas Corp.	1,417,176	32,184,067
California Resources Corp.	11,601	11,949
Callon Petroleum Co. (a)	1,480,965	13,106,540
Carrizo Oil & Gas, Inc. (a) (b)	1,094,664	33,847,011
Chesapeake Energy Corp. (b)	6,621,293	27,279,727
Cimarex Energy Co.	329,389	32,039,668
Cobalt International Energy, Inc. (a)	4,418,683	13,123,489
Concho Resources, Inc. (a)	304,934	30,810,531
ConocoPhillips	767,952	30,925,427
Continental Resources, Inc. (a) (b)	1,137,372	34,530,614
Denbury Resources, Inc. (b)	6,057,169	13,446,915
Devon Energy Corp.	1,255,863	34,460,881
Diamondback Energy, Inc. (a) (b)	396,861	30,629,732
Energen Corp.	933,124	34,143,007
EOG Resources, Inc.	413,885	30,039,773
EQT Corp.	508,444	34,197,943
Gulfport Energy Corp. (a)	1,142,407	32,375,814
Hess Corp.	607,090	31,963,289
Kosmos Energy, Ltd. (a) (b)	1,072,136	6,239,832
Laredo Petroleum, Inc. (a) (b)	2,316,079	18,366,506
Marathon Oil Corp.	2,788,546	31,064,402
Matador Resources Co. (a) (b)	1,102,647	20,906,187
Memorial Resource Development Corp. (a) (b)	2,197,160	22,367,089
Murphy Oil Corp. (b)	1,312,584	33,063,991
Newfield Exploration Co. (a)	977,332	32,496,289
Noble Energy, Inc.	927,805	29,142,355
Oasis Petroleum, Inc. (a)	4,160,436	30,287,974
Parsley Energy, Inc. Class A (a) (b)	1,518,701	34,322,643
PDC Energy, Inc. (a)	550,989	32,756,296
Pioneer Natural Resources Co.	227,156	31,969,935
QEP Resources, Inc.	2,469,820	34,849,160
Range Resources Corp. (b)	1,000,285	32,389,228
Rice Energy, Inc. (a) (b)	2,223,557	31,040,856
RSP Permian, Inc. (a) (b)	1,086,723	31,558,436
SM Energy Co. (b)	1,840,292	34,487,072
Southwestern Energy Co. (a) (b)	3,889,998	31,392,284
Synergy Resources Corp. (a) (b)	1,705,850	13,254,455
Whiting Petroleum Corp. (a) (b)	3,682,770	29,388,505
WPX Energy, Inc. (a) (b)	5,084,900	35,543,451

		1,180,944,132

OIL & GAS REFINING & MARKETING — 17.8%
Alon USA Energy, Inc. (b)	718,606	7,416,014
CVR Energy, Inc.	394,071	10,285,253
Delek US Holdings, Inc.	906,981	13,822,391
Green Plains, Inc.	627,511	10,015,076
HollyFrontier Corp.	858,465	30,320,984
Marathon Petroleum Corp.	825,044	30,675,136

Par Pacific Holdings, Inc. (a)	120,419	2,259,060
PBF Energy, Inc. Class A	974,901	32,366,713
Phillips 66	360,038	31,175,690
Tesoro Corp.	350,280	30,127,583
Valero Energy Corp.	475,978	30,529,229
Western Refining, Inc.	1,090,733	31,729,423
World Fuel Services Corp.	302,973	14,718,428

		275,440,980

TOTAL COMMON STOCKS (Cost $2,015,651,419)		1,549,873,560

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (b) (Cost $0)	273,090	—

SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	1,452,488	1,452,488
State Street Navigator Securities Lending Prime Portfolio (e) (f)	157,831,590	157,831,590

TOTAL SHORT-TERM INVESTMENTS (Cost $159,284,078)		159,284,078

TOTAL INVESTMENTS — 110.1% (Cost $2,174,935,497)		1,709,157,638
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(157,483,121)

NET ASSETS — 100.0%		$1,551,674,517

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$93,488,448	$—		$—	$93,488,448
Oil & Gas Exploration & Production	1,180,944,132	—		—	1,180,944,132
Oil & Gas Refining & Marketing	275,440,980	—		—	275,440,980
Warrants
Oil, Gas & Consumable Fuels	—	0	(a)	—	—
Short-Term Investments	159,284,078	—		—	159,284,078

TOTAL INVESTMENTS	$1,709,157,638	$0		$—	$1,709,157,638

(a)	Fund held a Level 2 security that was valued at $0 at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a)	257,310	$3,128,890
Akorn, Inc. (a) (b)	881,375	20,738,754
Allergan PLC (a)	77,674	20,818,962
Amphastar Pharmaceuticals, Inc. (a) (b)	138,071	1,656,852
Bristol-Myers Squibb Co.	357,650	22,846,682
Catalent, Inc. (a)	275,730	7,353,719
Cempra, Inc. (a) (b)	576,092	10,093,132
Depomed, Inc. (a) (b)	922,386	12,848,837
Dermira, Inc. (a)	95,350	1,971,838
Eli Lilly & Co.	311,236	22,412,104
Endo International PLC (a)	547,967	15,425,271
Horizon Pharma PLC (a)	1,247,220	20,666,435
Impax Laboratories, Inc. (a)	348,678	11,164,670
Innoviva, Inc. (b)	293,017	3,689,084
Intersect ENT, Inc. (a) (b)	125,773	2,389,687
Intra-Cellular Therapies, Inc. (a) (b)	355,217	9,875,033
Jazz Pharmaceuticals PLC (a)	173,655	22,670,660
Johnson & Johnson	215,764	23,345,665
Lannett Co., Inc. (a) (b)	628,823	11,274,796
Mallinckrodt PLC (a)	336,920	20,646,458
Medicines Co. (a)	509,606	16,190,183
Merck & Co., Inc.	436,757	23,108,813
Mylan NV (a)	478,062	22,158,174
Nektar Therapeutics (a) (b)	790,445	10,868,619
Omeros Corp. (a) (b)	145,002	2,224,331
Pacira Pharmaceuticals, Inc. (a) (b)	443,605	23,502,193
Perrigo Co. PLC (b)	170,822	21,853,258
Pfizer, Inc.	761,840	22,580,938
Phibro Animal Health Corp. Class A	97,052	2,624,286
Prestige Brands Holdings, Inc. (a)	201,096	10,736,515
Relypsa, Inc. (a) (b)	1,692,311	22,930,814

Revance Therapeutics, Inc. (a) (b)	240,068	4,191,587
Sagent Pharmaceuticals, Inc. (a)	233,238	2,838,506
SciClone Pharmaceuticals, Inc. (a)	134,361	1,477,971
Supernus Pharmaceuticals, Inc. (a)	269,788	4,114,267
TherapeuticsMD, Inc. (a) (b)	1,200,716	7,684,582
Theravance Biopharma, Inc. (a) (b)	86,877	1,633,288
Zoetis, Inc.	554,946	24,600,756

TOTAL COMMON STOCKS (Cost $589,445,226)		490,336,610

SHORT-TERM INVESTMENTS — 11.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	297,768	297,768
State Street Navigator Securities Lending Prime Portfolio (d) (e)	57,710,807	57,710,807

TOTAL SHORT-TERM INVESTMENTS (Cost $58,008,575)		58,008,575

TOTAL INVESTMENTS — 111.7% (Cost $647,453,801)		548,345,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.7)%		(57,436,171)

NET ASSETS — 100.0%		$490,909,014

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$490,336,610	$—	$—	$490,336,610
Short-Term Investments	58,008,575	—	—	58,008,575

TOTAL INVESTMENTS	$548,345,185	$—	$—	$548,345,185

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 24.2%
Abercrombie & Fitch Co. Class A	213,033	$6,719,061
American Eagle Outfitters, Inc.	416,747	6,947,172
Ascena Retail Group, Inc. (a)	646,200	7,146,972
Buckle, Inc. (b)	209,471	7,094,783
Burlington Stores, Inc. (a) (b)	125,876	7,079,266
Caleres, Inc.	148,973	4,214,446
Cato Corp. Class A	85,074	3,279,603
Chico’s FAS, Inc.	540,624	7,174,080
Children’s Place, Inc.	100,396	8,380,054
DSW, Inc. Class A	255,134	7,051,904
Express, Inc. (a)	331,605	7,099,663
Finish Line, Inc. Class A	360,177	7,599,735
Foot Locker, Inc. (b)	107,861	6,957,035
Francesca’s Holdings Corp. (a)	363,956	6,973,397
Gap, Inc. (b)	229,155	6,737,157
Genesco, Inc. (a)	105,962	7,655,754
Guess?, Inc. (b)	308,750	5,795,238
L Brands, Inc.	80,099	7,033,493
Ross Stores, Inc.	119,320	6,908,628
Tailored Brands, Inc.	391,089	7,000,493
TJX Cos., Inc.	91,593	7,176,312
Urban Outfitters, Inc. (a)	208,804	6,909,324
Zumiez, Inc. (a) (b)	221,426	4,410,806

		153,344,376

AUTOMOTIVE RETAIL — 13.5%
Advance Auto Parts, Inc.	43,576	6,986,976
Asbury Automotive Group, Inc. (a)	112,860	6,753,542
AutoNation, Inc. (a) (b)	135,187	6,310,529
AutoZone, Inc. (a)	8,704	6,934,390
CarMax, Inc. (a) (b)	133,224	6,807,746
CST Brands, Inc.	177,595	6,800,112
Group 1 Automotive, Inc.	116,588	6,842,550
Lithia Motors, Inc. Class A (b)	72,941	6,369,937
Monro Muffler Brake, Inc.	99,589	7,117,626
Murphy USA, Inc. (a)	107,288	6,592,848
O’Reilly Automotive, Inc. (a)	25,386	6,947,133
Penske Automotive Group, Inc.	169,569	6,426,665
Sonic Automotive, Inc. Class A	251,906	4,655,223

		85,545,277

CATALOG RETAIL — 1.0%
HSN, Inc.	127,720	6,681,033

COMPUTER & ELECTRONICS RETAIL — 4.1%
Best Buy Co., Inc.	202,606	6,572,539
Conn’s, Inc. (a) (b)	388,183	4,836,760
GameStop Corp. Class A (b)	224,792	7,132,650
Rent-A-Center, Inc.	486,915	7,717,603

		26,259,552

DEPARTMENT STORES — 6.4%
Dillard’s, Inc. Class A (b)	79,467	6,747,543
JC Penney Co., Inc. (a) (b)	616,206	6,815,239
Kohl’s Corp. (b)	140,835	6,564,319
Macy’s, Inc.	155,832	6,870,633
Nordstrom, Inc.	122,371	7,000,845
Sears Holdings Corp. (a) (b)	410,346	6,282,397

		40,280,976

DRUG RETAIL — 3.4%
CVS Health Corp.	68,872	7,144,093
Rite Aid Corp. (a)	867,489	7,070,035
Walgreens Boots Alliance, Inc.	84,907	7,152,566

		21,366,694

FOOD RETAIL — 8.0%
Casey’s General Stores, Inc.	65,767	7,452,716
Fresh Market, Inc. (a)	300,927	8,585,447
Ingles Markets, Inc. Class A	101,712	3,814,200
Kroger Co.	178,934	6,844,226
Smart & Final Stores, Inc. (a)	111,724	1,809,929
Sprouts Farmers Market, Inc. (a)	247,191	7,178,427
SUPERVALU, Inc. (a)	1,230,258	7,086,286
Weis Markets, Inc.	24,163	1,088,785
Whole Foods Market, Inc.	209,310	6,511,634

		50,371,650

GENERAL MERCHANDISE STORES — 4.7%
Big Lots, Inc.	151,518	6,862,250
Dollar General Corp.	81,338	6,962,533
Dollar Tree, Inc. (a)	86,394	7,124,049
Fred’s, Inc. Class A	112,299	1,674,378
Target Corp.	84,420	6,946,078

		29,569,288

HYPERMARKETS & SUPER CENTERS — 3.4%
Costco Wholesale Corp.	45,222	7,126,083
PriceSmart, Inc. (b)	85,647	7,244,023
Wal-Mart Stores, Inc.	102,901	7,047,689

		21,417,795

INTERNET RETAIL — 11.8%
Amazon.com, Inc. (a)	12,130	7,200,853
Blue Nile, Inc.	77,521	1,993,065
Expedia, Inc.	60,086	6,478,473
FTD Cos., Inc. (a)	103,892	2,727,165
Groupon, Inc. (a)	1,670,148	6,663,890
Lands’ End, Inc. (a) (b)	122,873	3,134,490
Liberty TripAdvisor Holdings, Inc. Class A (a)	326,055	7,225,379
Netflix, Inc. (a)	70,755	7,233,284
Nutrisystem, Inc.	207,247	4,325,245
Priceline Group, Inc. (a)	5,191	6,690,991
Shutterfly, Inc. (a)	151,414	7,021,067
TripAdvisor, Inc. (a)	108,545	7,218,242
Wayfair, Inc. Class A (a) (b)	153,208	6,621,650

		74,533,794

SPECIALTY STORES — 19.3%
Barnes & Noble Education, Inc. (a)	221,438	2,170,092
Barnes & Noble, Inc.	555,386	6,864,571
Cabela’s, Inc. (a)	142,294	6,928,295
Dick’s Sporting Goods, Inc.	148,946	6,963,225
Five Below, Inc. (a) (b)	175,993	7,275,551
GNC Holdings, Inc. Class A	234,814	7,455,344
Hibbett Sports, Inc. (a) (b)	189,742	6,811,738
MarineMax, Inc. (a)	129,957	2,530,263
Michaels Cos., Inc. (a)	275,471	7,704,924
Office Depot, Inc. (a)	1,308,334	9,289,171
Outerwall, Inc. (b)	202,547	7,492,214

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sally Beauty Holdings, Inc. (a)	217,884	$7,055,084
Signet Jewelers, Ltd.	62,179	7,712,061
Staples, Inc.	709,132	7,821,726
Tiffany & Co. (b)	96,278	7,064,880
Tractor Supply Co.	76,520	6,921,999
Ulta Salon Cosmetics & Fragrance, Inc. (a)	36,037	6,981,808
Vitamin Shoppe, Inc. (a) (b)	221,734	6,864,885

		121,907,831

TOTAL COMMON STOCKS (Cost $748,064,825)		631,278,266

SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	553,601	553,601
State Street Navigator Securities Lending Prime Portfolio (d) (e)	47,977,334	47,977,334

TOTAL SHORT-TERM INVESTMENTS (Cost $48,530,935)		48,530,935

TOTAL INVESTMENTS — 107.5% (Cost $796,595,760)		679,809,201
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(47,242,231)

NET ASSETS — 100.0%		$632,566,970

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$153,344,376	$—	$—	$153,344,376
Automotive Retail	85,545,277	—	—	85,545,277
Catalog Retail	6,681,033	—	—	6,681,033
Computer & Electronics Retail	26,259,552	—	—	26,259,552
Department Stores	40,280,976	—	—	40,280,976
Drug Retail	21,366,694	—	—	21,366,694
Food Retail	50,371,650	—	—	50,371,650
General Merchandise Stores	29,569,288	—	—	29,569,288
Hypermarkets & Super Centers	21,417,795	—	—	21,417,795
Internet Retail	74,533,794	—	—	74,533,794
Specialty Stores	121,907,831	—	—	121,907,831
Short-Term Investments	48,530,935	—	—	48,530,935

TOTAL INVESTMENTS	$679,809,201	$—	$—	$679,809,201

See accompanying Notes to Schedule of Investments

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a) (b)	2,169,989	$6,184,469
Analog Devices, Inc.	97,801	5,788,841
Applied Micro Circuits Corp. (a) (b)	208,674	1,348,034
Atmel Corp.	673,457	5,468,471
Broadcom, Ltd.	36,703	5,670,613
Cavium, Inc. (a)	87,155	5,330,400
CEVA, Inc. (a)	53,142	1,195,695
Cirrus Logic, Inc. (a)	156,552	5,700,058
Cree, Inc. (a)	182,908	5,322,623
Cypress Semiconductor Corp. (b)	627,787	5,436,635
Diodes, Inc. (a)	77,067	1,549,047
Fairchild Semiconductor International, Inc. (a)	273,614	5,472,280
First Solar, Inc. (a)	77,810	5,327,651
Inphi Corp. (a) (b)	197,655	6,589,818
Integrated Device Technology, Inc. (a)	272,048	5,560,661
Intel Corp.	172,136	5,568,600
Intersil Corp.	307,971	4,117,572
Lattice Semiconductor Corp. (a)	920,546	5,228,701
Linear Technology Corp.	123,681	5,511,225
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	124,840	5,466,744
Marvell Technology Group, Ltd.	531,930	5,484,198
Maxim Integrated Products, Inc.	157,893	5,807,305
MaxLinear, Inc. (a)	264,014	4,884,259
Microchip Technology, Inc. (b)	112,458	5,420,476
Micron Technology, Inc. (a)	480,091	5,026,553
Microsemi Corp. (a)	155,394	5,953,144
Monolithic Power Systems, Inc.	89,496	5,695,525
NVIDIA Corp. (b)	169,717	6,047,017
ON Semiconductor Corp. (a)	590,487	5,662,770
Power Integrations, Inc.	58,303	2,895,327
Qorvo, Inc. (a)	112,429	5,667,546
QUALCOMM, Inc.	104,728	5,355,790

Rambus, Inc. (a) (b)	290,674	3,996,767
Semtech Corp. (a)	152,456	3,352,507
Silicon Laboratories, Inc. (a)	83,612	3,759,195
Skyworks Solutions, Inc	75,103	5,850,524
SunPower Corp. (a) (b)	233,511	5,216,636
Synaptics, Inc. (a)	63,803	5,087,651
Texas Instruments, Inc.	97,542	5,600,862
Xilinx, Inc.	117,090	5,553,579

TOTAL COMMON STOCKS (Cost $210,195,582)		200,155,769

SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	153,802	153,802
State Street Navigator Securities Lending Prime Portfolio (c) (e)	17,599,937	17,599,937

TOTAL SHORT-TERM INVESTMENTS (Cost $17,753,739)		17,753,739

TOTAL INVESTMENTS — 108.7% (Cost $227,949,321)		217,909,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(17,530,528)

NET ASSETS — 100.0%		$200,378,980

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$200,155,769	$—	$—	$200,155,769
Short-Term Investments	17,753,739	—	—	17,753,739

TOTAL INVESTMENTS	$217,909,508	$—	$—	$217,909,508

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
APPLICATION SOFTWARE — 27.4%
ACI Worldwide, Inc. (a) (b)	12,826	$266,652
Adobe Systems, Inc. (a)	2,940	275,772
ANSYS, Inc. (a) (b)	2,998	268,201
Aspen Technology, Inc. (a) (b)	7,381	266,675
Autodesk, Inc. (a)	4,546	265,077
Blackbaud, Inc.	4,466	280,867
Bottomline Technologies de, Inc. (a) (b)	8,713	265,659
BroadSoft, Inc. (a) (b)	7,050	284,467
Cadence Design Systems, Inc. (a) (b)	11,415	269,166
Callidus Software, Inc. (a) (b)	19,345	322,675
CDK Global, Inc.	5,639	262,495
Citrix Systems, Inc. (a)	3,365	264,422
Ebix, Inc. (b)	6,506	265,380
Ellie Mae, Inc. (a)	3,122	282,978
Epiq Systems, Inc. (b)	6,862	103,067
Fair Isaac Corp. (b)	2,575	273,182
Glu Mobile, Inc. (a) (b)	79,408	223,931
Guidewire Software, Inc. (a) (b)	4,865	265,045
HubSpot, Inc. (a)	5,628	245,493
Interactive Intelligence Group, Inc. (a) (b)	7,674	279,487
Intuit, Inc. (b)	2,574	267,722
Manhattan Associates, Inc. (a) (b)	4,438	252,389
Mentor Graphics Corp.	13,498	274,414
MicroStrategy, Inc. Class A (a)	1,507	270,838
Monotype Imaging Holdings, Inc	11,180	267,426
Nuance Communications, Inc. (a)	12,939	241,830
Paycom Software, Inc. (a) (b)	8,028	285,797
Paylocity Holding Corp. (a) (b)	8,344	273,182
Pegasystems, Inc.	10,305	261,541
PTC, Inc. (a)	8,167	270,818
Qlik Technologies, Inc. (a)	9,688	280,177
RealPage, Inc. (a)	12,275	255,811
RingCentral, Inc. Class A (a) (b)	16,161	254,536
salesforce.com, Inc. (a)	3,593	265,271
Silver Spring Networks, Inc. (a) (b)	19,017	280,501
Splunk, Inc. (a) (b)	5,366	262,558
SS&C Technologies Holdings, Inc. (b)	4,243	269,091
Synchronoss Technologies, Inc. (a) (b)	8,845	286,047
Synopsys, Inc. (a)	5,568	269,714
Textura Corp. (a)	14,082	262,348
TiVo, Inc. (a)	33,112	314,895
Tyler Technologies, Inc. (a)	2,088	268,538
Ultimate Software Group, Inc. (a) (b)	1,426	275,931
Verint Systems, Inc. (a)	7,227	241,237
Workday, Inc. Class A (a)	3,614	277,700
Xura, Inc. (a)	11,230	220,894
Zendesk, Inc. (a) (b)	12,806	268,030

		12,449,927

DATA PROCESSING & OUTSOURCED SERVICES — 21.6%
Alliance Data Systems Corp. (a)	1,216	267,520
Automatic Data Processing, Inc. (b)	2,947	264,375
Black Knight Financial Services, Inc. Class A (a) (b)	8,732	270,954
Blackhawk Network Holdings, Inc. (a)	7,590	260,337
Broadridge Financial Solutions, Inc.	4,578	271,521
Cardtronics, Inc. (a) (b)	7,322	263,519
Convergys Corp. (b)	9,713	269,730

CoreLogic, Inc. (a)	7,505	260,424
CSG Systems International, Inc.	6,845	309,120
DST Systems, Inc.	2,383	268,731
Euronet Worldwide, Inc. (a) (b)	3,670	271,984
EVERTEC, Inc. (b)	18,430	257,651
ExlService Holdings, Inc. (a)	5,320	275,576
Fidelity National Information Services, Inc.	4,097	259,381
First Data Corp. Class A (a)	19,461	251,825
Fiserv, Inc. (a)	2,622	268,965
FleetCor Technologies, Inc. (a)	1,841	273,849
Genpact, Ltd. (a)	9,701	263,770
Global Payments, Inc.	4,277	279,288
Heartland Payment Systems, Inc.	2,768	267,306
Jack Henry & Associates, Inc. (b)	3,161	267,326
MasterCard, Inc. Class A	2,904	274,428
MAXIMUS, Inc.	4,860	255,830
NeuStar, Inc. Class A (a) (b)	9,964	245,114
Paychex, Inc.	4,858	262,381
PayPal Holdings, Inc. (a)	6,514	251,440
Sabre Corp. (b)	9,171	265,225
Sykes Enterprises, Inc. (a)	8,662	261,419
Syntel, Inc. (a)	5,666	282,903
TeleTech Holdings, Inc. (b)	6,944	192,766
Total System Services, Inc.	5,744	273,300
Travelport Worldwide, Ltd.	19,360	264,458
Vantiv, Inc. Class A (a)	4,990	268,861
Visa, Inc. Class A (b)	3,532	270,127
Western Union Co. (b)	13,464	259,721
WEX, Inc. (a) (b)	3,219	268,336
Xerox Corp. (b)	23,867	266,356

		9,805,817

HOME ENTERTAINMENT SOFTWARE — 2.4%
Activision Blizzard, Inc. (b)	8,164	276,270
Electronic Arts, Inc. (a) (b)	4,005	264,770
Take-Two Interactive Software, Inc. (a) (b)	7,180	270,471
Zynga, Inc. Class A (a) (b)	115,375	263,055

		1,074,566

INTERNET SOFTWARE & SERVICES — 26.1%
Actua Corp. (a)	9,138	82,699
Akamai Technologies, Inc. (a) (b)	4,589	255,011
Alphabet, Inc. Class C (a)	355	264,457
Angie’s List, Inc. (a)	31,491	254,132
Bankrate, Inc. (a) (b)	29,917	274,339
Benefitfocus, Inc. (a) (b)	7,810	260,464
Box, Inc. Class A (a) (b)	21,157	259,385
comScore, Inc. (a) (b)	9,094	273,184
Cornerstone OnDemand, Inc. (a)	8,214	269,173
CoStar Group, Inc. (a)	1,408	264,943
Cvent, Inc. (a)	12,193	260,930
Demandware, Inc. (a) (b)	6,881	269,047
DHI Group, Inc. (a)	32,985	266,189
EarthLink Holdings Corp.	43,905	248,941
eBay, Inc. (a)	10,711	255,565
Endurance International Group Holdings, Inc. (a) (b)	24,318	256,069
Envestnet, Inc. (a) (b)	10,828	294,522

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Facebook, Inc. Class A (a)	2,352	$268,363
GoDaddy, Inc. Class A (a)	8,065	260,741
Gogo, Inc. (a)	21,822	240,260
GrubHub, Inc. (a) (b)	10,341	259,869
GTT Communications, Inc. (a) (b)	15,683	259,397
Hortonworks, Inc. (a)	22,648	255,922
IAC/InterActiveCorp (b)	5,504	259,128
Intralinks Holdings, Inc. (a)	19,673	155,023
j2 Global, Inc. (b)	4,426	272,553
LinkedIn Corp. Class A (a)	2,228	254,772
LogMeIn, Inc. (a)	4,979	251,240
Marketo, Inc. (a) (b)	14,224	278,364
New Relic, Inc. (a) (b)	9,695	252,846
NIC, Inc. (b)	14,644	264,031
Pandora Media, Inc. (a) (b)	25,779	230,722
Q2 Holdings, Inc. (a) (b)	12,011	288,744
Quotient Technology, Inc. (a) (b)	24,128	255,757
Rackspace Hosting, Inc. (a) (b)	12,166	262,664
SciQuest, Inc. (a)	7,794	108,181
Shutterstock, Inc. (a) (b)	6,971	256,045
SPS Commerce, Inc. (a) (b)	6,253	268,504
Stamps.com, Inc. (a) (b)	2,214	235,304
TrueCar, Inc. (a) (b)	43,830	245,010
Twitter, Inc. (a) (b)	15,306	253,314
VeriSign, Inc. (a) (b)	2,915	258,094
Web.com Group, Inc. (a)	14,364	284,695
WebMD Health Corp. (a) (b)	4,427	277,263
Yahoo!, Inc. (a)	7,609	280,087
Yelp, Inc. Class A (a)	12,472	247,943
Zillow Group, Inc. Class C (a) (b)	11,148	264,542

		11,858,428

IT CONSULTING & OTHER SERVICES — 10.4%
Accenture PLC Class A	2,434	280,884
Acxiom Corp. (a) (b)	12,264	262,940
Booz Allen Hamilton Holding Corp. (b)	9,042	273,792
CACI International, Inc. Class A (a)	2,565	273,685
Cognizant Technology Solutions Corp. Class A (a)	4,519	283,341
Computer Sciences Corp.	8,420	289,564
CSRA, Inc	10,288	276,747
EPAM Systems, Inc. (a) (b)	3,698	276,130
Forrester Research, Inc. (b)	3,065	103,015
Gartner, Inc. (a) (b)	3,055	272,964
International Business Machines Corp. (b)	1,809	273,973
Leidos Holdings, Inc.	5,407	272,080
ManTech International Corp. Class A (b)	8,559	273,802
Perficient, Inc. (a) (b)	9,448	205,211
Science Applications International Corp.	5,632	300,411
Teradata Corp. (a) (b)	9,654	253,321
Unisys Corp. (a) (b)	33,544	258,289
Virtusa Corp. (a) (b)	7,400	277,204

		4,707,353

SYSTEMS SOFTWARE — 11.7%
CA, Inc.	8,426	259,437
CommVault Systems, Inc. (a)	6,562	283,282
FireEye, Inc. (a)	14,082	253,335
Fortinet, Inc. (a)	9,021	276,313
Gigamon, Inc. (a) (b)	8,656	268,509

Imperva, Inc. (a) (b)	5,475	276,488
Infoblox, Inc. (a) (b)	16,472	281,671
Microsoft Corp.	4,883	269,688
NetSuite, Inc. (a) (b)	4,010	274,645
Oracle Corp.	6,605	270,211
Progress Software Corp. (a)	10,437	251,740
Proofpoint, Inc. (a) (b)	4,884	262,662
Qualys, Inc. (a)	10,133	256,466
Red Hat, Inc. (a)	3,584	267,044
Rovi Corp. (a)	11,824	242,510
ServiceNow, Inc. (a) (b)	4,062	248,513
Symantec Corp. (b)	13,991	257,155
Tableau Software, Inc. Class A (a)	5,722	262,468
VASCO Data Security International, Inc. (a) (b) .	17,051	262,585
VMware, Inc. Class A (a) (b)	5,185	271,227

		5,295,949

TOTAL COMMON STOCKS (Cost $44,477,750)		45,192,040

SHORT-TERM INVESTMENTS — 21.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	178,192	178,192
State Street Navigator Securities Lending Prime Portfolio (d) (e)	9,480,541	9,480,541

TOTAL SHORT-TERM INVESTMENTS (Cost $9,658,733)		9,658,733

TOTAL INVESTMENTS — 120.9% (Cost $54,136,483)		54,850,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.9)%		(9,474,025)

NET ASSETS — 100.0%		$45,376,748

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$12,449,927	$—	$—	$12,449,927
Data Processing & Outsourced Services	9,805,817	—	—	9,805,817
Home Entertainment Software	1,074,566	—	—	1,074,566
Internet Software & Services	11,858,428	—	—	11,858,428
IT Consulting & Other Services	4,707,353	—	—	4,707,353
Systems Software	5,295,949	—	—	5,295,949
Short-Term Investments	9,658,733	—	—	9,658,733

TOTAL INVESTMENTS	$54,850,773	$—	$—	$54,850,773

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 13.3%
8x8, Inc. (a) (b)	45,513	$457,861
Cogent Communications Holdings, Inc. (a)	19,080	744,692
Globalstar, Inc. (a) (b)	172,349	253,353
Inteliquent, Inc.	17,075	274,054
Iridium Communications, Inc. (a) (b)	40,762	320,797
Level 3 Communications, Inc. (b)	13,634	720,557
ORBCOMM, Inc. (b)	19,400	196,522
Vonage Holdings Corp. (a) (b)	114,176	521,784
Zayo Group Holdings, Inc. (a) (b)	28,274	685,362

		4,174,982

COMMUNICATIONS EQUIPMENT — 60.6%
ADTRAN, Inc. (a)	30,177	610,179
Arista Networks, Inc. (a) (b)	11,260	710,506
ARRIS International PLC (a) (b)	29,845	684,047
Brocade Communications Systems, Inc.	68,501	724,741
CalAmp Corp. (a) (b)	20,691	370,990
Calix, Inc. (a) (b)	15,073	106,868
Ciena Corp. (a) (b)	40,350	767,457
Cisco Systems, Inc.	25,410	723,423
CommScope Holding Co., Inc. (b)	26,309	734,547
Comtech Telecommunications Corp. (a)	5,039	117,761
EchoStar Corp. Class A (b)	5,929	262,595
F5 Networks, Inc. (b)	7,035	744,655
Finisar Corp. (a) (b)	41,229	752,017
Harris Corp.	8,767	682,599
Infinera Corp. (a) (b)	45,275	727,116
InterDigital, Inc. (a)	13,419	746,767
Ixia (b)	18,267	227,607
Juniper Networks, Inc.	26,977	688,183
Lumentum Holdings, Inc. (b)	24,599	663,435
Motorola Solutions, Inc.	9,906	749,884
NETGEAR, Inc. (b)	17,567	709,180
NetScout Systems, Inc. (a) (b)	34,935	802,457
Oclaro, Inc. (a) (b)	104,800	565,920
Palo Alto Networks, Inc. (a) (b)	4,515	736,577
Plantronics, Inc.	13,543	530,750
Polycom, Inc. (b)	61,901	690,196
Ruckus Wireless, Inc. (a) (b)	55,568	545,122
ShoreTel, Inc. (a) (b)	36,874	274,343
Sonus Networks, Inc. (b)	30,508	229,725
Ubiquiti Networks, Inc. (a) (b)	21,789	724,920
ViaSat, Inc. (a) (b)	9,705	713,123
Viavi Solutions, Inc. (b)	105,910	726,543

		19,044,233

INTEGRATED TELECOMMUNICATION SERVICES — 16.9%
AT&T, Inc. (a)	18,423	721,629
Atlantic Tele-Network, Inc. (a)	4,225	320,382
CenturyLink, Inc. (a)	22,152	707,978
Cincinnati Bell, Inc. (a) (b)	44,522	172,300
Consolidated Communications Holdings, Inc. (a)	9,961	256,595
Frontier Communications Corp. (a)	131,483	734,990
General Communication, Inc. Class A (a) (b)	14,259	261,225
SBA Communications Corp. Class A (b)	7,496	750,874
Verizon Communications, Inc. (a)	13,462	728,025

Windstream Holdings, Inc. (a)	86,040	660,787

		5,314,785

INTERNET SOFTWARE & SERVICES — 0.8%
inContact, Inc. (a) (b)	26,859	238,777

WIRELESS TELECOMMUNICATION SERVICES — 8.3%
NII Holdings, Inc. (a) (b)	14,000	77,420
Shenandoah Telecommunications Co. (a)	8,124	217,317
Sprint Corp. (a) (b)	190,731	663,744
T-Mobile US, Inc. (b)	18,752	718,202
Telephone & Data Systems, Inc.	25,327	762,089
United States Cellular Corp. (b)	3,969	181,344

		2,620,116

TOTAL COMMON STOCKS (Cost $32,257,700)		31,392,893

SHORT-TERM INVESTMENTS — 19.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	26,296	26,296
State Street Navigator Securities Lending Prime Portfolio (c) (e)	6,017,477	6,017,477

TOTAL SHORT-TERM INVESTMENTS (Cost $6,043,773)		6,043,773

TOTAL INVESTMENTS — 119.1% (Cost $38,301,473)		37,436,666
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.1)%		(5,998,388)

NET ASSETS — 100.0%		$31,438,278

(a)	All or a portion of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$4,174,982	$—	$—	$4,174,982
Communications Equipment	19,044,233	—	—	19,044,233
Integrated Telecommunication Services	5,314,785	—	—	5,314,785
Internet Software & Services	238,777	—	—	238,777
Wireless Telecommunication Services	2,620,116	—	—	2,620,116
Short-Term Investments	6,043,773	—	—	6,043,773

TOTAL INVESTMENTS	$37,436,666	$—	$—	$37,436,666

See accompanying Notes to Schedule of Investments

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 20.3%
Air Transport Services Group, Inc. (a)	59,515	$915,341
Atlas Air Worldwide Holdings, Inc. (a)	99,300	4,197,411
C.H. Robinson Worldwide, Inc.	71,321	5,294,158
Echo Global Logistics, Inc. (a) (b)	104,829	2,847,156
Expeditors International of Washington, Inc	107,814	5,262,401
FedEx Corp.	35,843	5,832,373
Forward Air Corp.	66,323	3,005,758
Hub Group, Inc. Class A (a)	95,417	3,892,059
United Parcel Service, Inc. Class B	51,412	5,422,424
XPO Logistics, Inc. (a) (b)	189,284	5,811,019

		42,480,100

AIRLINES — 27.9%
Alaska Air Group, Inc.	64,094	5,256,990
Allegiant Travel Co.	30,457	5,423,173
American Airlines Group, Inc.	121,994	5,002,974
Delta Air Lines, Inc.	108,674	5,290,250
Hawaiian Holdings, Inc. (a) (b)	114,205	5,389,334
JetBlue Airways Corp. (a)	256,961	5,427,016
SkyWest, Inc.	192,538	3,848,835
Southwest Airlines Co.	119,606	5,358,349
Spirit Airlines, Inc. (a)	108,616	5,211,396
United Continental Holdings, Inc. (a)	88,763	5,313,353
Virgin America, Inc. (a)	174,398	6,724,787

		58,246,457

AIRPORT SERVICES — 3.6%
Macquarie Infrastructure Corp.	80,832	5,451,310
Wesco Aircraft Holdings, Inc. (a) (b)	144,141	2,074,189

		7,525,499

MARINE — 4.6%
Kirby Corp. (a)	86,013	5,185,724
Matson, Inc.	109,582	4,401,909

		9,587,633

RAILROADS — 12.6%
CSX Corp.	198,469	5,110,577
Genesee & Wyoming, Inc. Class A (a)	85,608	5,367,622
Kansas City Southern	60,712	5,187,840
Norfolk Southern Corp.	65,545	5,456,621
Union Pacific Corp.	63,715	5,068,528

		26,191,188

TRUCKING — 30.8%
AMERCO	14,935	5,336,425
ArcBest Corp.	103,665	2,238,127
Avis Budget Group, Inc. (a)	188,572	5,159,330
Heartland Express, Inc. (b)	276,465	5,128,426
Hertz Global Holdings, Inc. (a)	467,580	4,923,617
JB Hunt Transport Services, Inc.	62,857	5,295,074
Knight Transportation, Inc. (b)	198,453	5,189,546
Landstar System, Inc. (b)	81,939	5,294,079
Marten Transport, Ltd.	50,302	941,653
Old Dominion Freight Line, Inc. (a) (b)	75,320	5,243,778
Roadrunner Transportation Systems, Inc. (a)	110,586	1,377,902
Ryder System, Inc.	84,391	5,466,849
Saia, Inc. (a)	77,686	2,186,861
Swift Transportation Co. (a) (b)	294,636	5,489,069
Werner Enterprises, Inc. (b)	188,163	5,110,507

		64,381,243

TOTAL COMMON STOCKS (Cost $235,516,254)		208,412,120

SHORT-TERM INVESTMENTS — 11.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	498,100	498,100
State Street Navigator Securities Lending Prime Portfolio (d) (e)	23,361,376	23,361,376

TOTAL SHORT-TERM INVESTMENTS (Cost $23,859,476)		23,859,476

TOTAL INVESTMENTS — 111.2% (Cost $259,375,730)		232,271,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(23,357,003)

NET ASSETS — 100.0%		$208,914,593

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	The rate shown represents the rate at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$42,480,100	$—	$—	$42,480,100
Airlines	58,246,457	—	—	58,246,457
Airport Services	7,525,499	—	—	7,525,499
Marine	9,587,633	—	—	9,587,633
Railroads	26,191,188	—	—	26,191,188
Trucking	64,381,243	—	—	64,381,243
Short-Term Investments	23,859,476	—	—	23,859,476

TOTAL INVESTMENTS	$232,271,596	$—	$—	$232,271,596

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	6	$140
Aerojet Rocketdyne Holdings, Inc. (a) (b)	16	262
Aerovironment, Inc. (b)	3	85
American Science & Engineering, Inc.	1	28
B/E Aerospace, Inc. (a)	9	415
Boeing Co. (a)	98	12,440
Cubic Corp. (a)	5	200
Curtiss-Wright Corp. (a)	4	303
Engility Holdings, Inc. (a) (b)	12	225
Esterline Technologies Corp. (a) (b)	7	448
General Dynamics Corp.	56	7,357
Honeywell International, Inc.	109	12,213
Huntington Ingalls Industries, Inc.	7	959
KLX, Inc. (a) (b)	4	129
L-3 Communications Holdings, Inc.	27	3,200
Lockheed Martin Corp.	47	10,410
Moog, Inc. Class A (b)	11	502
National Presto Industries, Inc.	2	167
Northrop Grumman Corp.	33	6,531
Orbital ATK, Inc.	12	1,043
Raytheon Co.	56	6,867
Rockwell Collins, Inc. (a)	12	1,107
Teledyne Technologies, Inc. (b)	7	617
Textron, Inc.	37	1,349
Triumph Group, Inc. (a)	9	283
United Technologies Corp.	154	15,415

		82,695

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (b)	13	549
C.H. Robinson Worldwide, Inc. (a)	23	1,707
Expeditors International of Washington, Inc.	22	1,074
FedEx Corp.	48	7,811
Forward Air Corp.	3	136
Hub Group, Inc. Class A (b)	7	286
United Parcel Service, Inc. Class B (a)	145	15,293

		26,856

AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	16	1,312
Allegiant Travel Co. (a)	3	534
American Airlines Group, Inc. (a)	52	2,133
Delta Air Lines, Inc.	164	7,983
JetBlue Airways Corp. (a) (b)	85	1,795
SkyWest, Inc. (a)	28	560
Southwest Airlines Co.	75	3,360

		17,677

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)	26	998
Dana Holding Corp.	53	747
Delphi Automotive PLC	38	2,851
Dorman Products, Inc. (b)	7	381
Drew Industries, Inc.	4	258
Gentex Corp. (a)	32	502
Goodyear Tire & Rubber Co.	102	3,364
Johnson Controls, Inc.	141	5,495
Standard Motor Products, Inc. (a)	7	242
Superior Industries International, Inc.	8	177

		15,015

AUTOMOBILES — 1.7%
Ford Motor Co. (a)	2,505	33,818
General Motors Co.	904	28,413
Harley-Davidson, Inc. (a)	22	1,129
Thor Industries, Inc. (a)	12	765
Winnebago Industries, Inc. (a)	5	112

		64,237

BANKS — 8.3%
Associated Banc-Corp.	41	736
BancorpSouth, Inc.	4	85
Bank of America Corp.	3,958	53,512
Bank of Hawaii Corp. (a)	10	683
Bank of the Ozarks, Inc.	8	336
Banner Corp. (a)	8	336
BB&T Corp.	205	6,820
BBCN Bancorp, Inc.	9	137
Boston Private Financial Holdings, Inc. (a)	13	149
Brookline Bancorp, Inc.	14	154
Cardinal Financial Corp. (a)	19	387
Cathay General Bancorp	13	368
Citigroup, Inc.	1,039	43,378
City Holding Co. (a)	4	191
Columbia Banking System, Inc. (a)	6	180
Comerica, Inc. (a)	44	1,666
Commerce Bancshares, Inc. (a)	17	764
Community Bank System, Inc. (a)	8	306
Cullen/Frost Bankers, Inc. (a)	14	772
CVB Financial Corp. (a)	21	366
East West Bancorp, Inc	22	715
Fifth Third Bancorp (a)	287	4,790
First BanCorp (a) (b)	38	111
First Commonwealth Financial Corp. (a)	28	248
First Financial Bancorp	16	291
First Financial Bankshares, Inc. (a)	10	296
First Horizon National Corp. (a)	66	865
First Midwest Bancorp, Inc.	17	306
First Niagara Financial Group, Inc.	112	1,084
FirstMerit Corp.	26	547
FNB Corp.	38	494
Fulton Financial Corp. (a)	44	589
Glacier Bancorp, Inc.	17	432
Hancock Holding Co.	28	643
Hanmi Financial Corp.	8	176
Home BancShares, Inc. (a)	8	328
Huntington Bancshares, Inc.	169	1,612
Independent Bank Corp.	4	184
International Bancshares Corp. (a)	18	444
JPMorgan Chase & Co.	1,398	82,790
KeyCorp (a)	212	2,341
LegacyTexas Financial Group, Inc.	5	98
M&T Bank Corp.	26	2,886
MB Financial, Inc. (a)	11	357
National Penn Bancshares, Inc. (a)	27	287
NBT Bancorp, Inc. (a)	9	243
Old National Bancorp (a)	21	256
PacWest Bancorp (a)	12	446
People’s United Financial, Inc. (a)	94	1,497
Pinnacle Financial Partners, Inc. (a)	8	392
PNC Financial Services Group, Inc.	134	11,332

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

PrivateBancorp, Inc.	14	$540
Prosperity Bancshares, Inc. (a)	11	510
Regions Financial Corp. (a)	474	3,721
S&T Bancorp, Inc. (a)	8	206
Signature Bank (b)	6	817
Simmons First National Corp. Class A (a)	4	180
Sterling Bancorp	24	382
SunTrust Banks, Inc.	136	4,907
SVB Financial Group (b)	7	714
Synovus Financial Corp.	35	1,012
TCF Financial Corp.	48	589
Texas Capital Bancshares, Inc. (b)	5	192
Tompkins Financial Corp. (a)	4	256
Trustmark Corp. (a)	15	345
UMB Financial Corp. (a)	8	413
Umpqua Holdings Corp. (a)	25	397
United Bankshares, Inc. (a)	11	404
United Community Banks, Inc.	28	517
US Bancorp (a)	355	14,409
Valley National Bancorp (a)	53	506
Webster Financial Corp.	17	610
Wells Fargo & Co.	1,248	60,353
Westamerica Bancorp (a)	5	244
Wilshire Bancorp, Inc. (a)	15	155
Wintrust Financial Corp. (a)	8	355
Zions Bancorp (a)	54	1,307

		322,447

BEVERAGES — 1.4%
Boston Beer Co., Inc. Class A (b)	1	185
Brown-Forman Corp. Class B (a)	9	886
Coca-Cola Co. (a)	520	24,123
Coca-Cola Enterprises, Inc.	47	2,385
Constellation Brands, Inc. Class A	23	3,475
Dr. Pepper Snapple Group, Inc. (a)	27	2,414
Molson Coors Brewing Co. Class B (a)	41	3,943
Monster Beverage Corp. (b)	12	1,601
PepsiCo, Inc.	137	14,040

		53,052

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	145	8,282
Acorda Therapeutics, Inc. (a) (b)	8	212
Alexion Pharmaceuticals, Inc. (b)	9	1,253
Amgen, Inc.	67	10,045
Baxalta, Inc.	105	4,242
Biogen, Inc. (b)	16	4,165
Celgene Corp. (b)	37	3,703
Emergent BioSolutions, Inc. (b)	7	255
Gilead Sciences, Inc.	137	12,585
Momenta Pharmaceuticals, Inc. (a) (b)	10	92
Regeneron Pharmaceuticals, Inc. (b)	3	1,081
Spectrum Pharmaceuticals, Inc. (a) (b)	43	274
United Therapeutics Corp. (a) (b)	4	446
Vertex Pharmaceuticals, Inc. (b)	12	954

		47,589

BUILDING PRODUCTS — 0.1%
AAON, Inc. (a)	6	168
Allegion PLC	5	319
AO Smith Corp. (a)	8	610

Apogee Enterprises, Inc. (a)	9	395
Fortune Brands Home & Security, Inc. (a)	18	1,009
Gibraltar Industries, Inc. (a) (b)	8	229
Griffon Corp. (a)	17	263
Lennox International, Inc. (a)	4	541
Masco Corp.	39	1,226
Quanex Building Products Corp.	7	121
Simpson Manufacturing Co., Inc.	7	267
Universal Forest Products, Inc. (a)	6	515

		5,663

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (b)	5	812
Ameriprise Financial, Inc.	36	3,384
Bank of New York Mellon Corp.	203	7,476
BlackRock, Inc. (a)	22	7,492
Calamos Asset Management, Inc. Class A (a)	11	93
Charles Schwab Corp. (a)	101	2,830
E*TRADE Financial Corp. (b)	46	1,127
Eaton Vance Corp. (a)	16	536
Evercore Partners, Inc. Class A	8	414
Federated Investors, Inc. Class B	22	635
Financial Engines, Inc.	3	94
Franklin Resources, Inc.	93	3,632
Goldman Sachs Group, Inc.	105	16,483
Greenhill & Co., Inc. (a)	5	111
HFF, Inc. Class A	9	248
Interactive Brokers Group, Inc. Class A (a)	12	472
Invesco, Ltd	61	1,877
Investment Technology Group, Inc.	14	309
Janus Capital Group, Inc. (a)	41	600
Legg Mason, Inc.	19	659
Morgan Stanley	956	23,910
Northern Trust Corp.	35	2,281
Piper Jaffray Cos. (a) (b)	9	446
Raymond James Financial, Inc. (a)	23	1,095
SEI Investments Co.	14	603
State Street Corp. (c)	54	3,160
Stifel Financial Corp. (b)	8	237
T Rowe Price Group, Inc.	36	2,645
Virtus Investment Partners, Inc.	1	78
Waddell & Reed Financial, Inc. Class A (a)	7	165

		83,904

CHEMICALS — 1.9%
A Schulman, Inc.	9	245
Air Products & Chemicals, Inc. (a)	27	3,889
Airgas, Inc.	13	1,841
Albemarle Corp. (a)	12	767
American Vanguard Corp.	3	47
Ashland, Inc.	13	1,429
Balchem Corp.	2	124
Cabot Corp. (a)	15	725
Calgon Carbon Corp.	9	126
CF Industries Holdings, Inc.	55	1,724
Chemours Co. (a)	24	168
Dow Chemical Co.	303	15,411
E.I. du Pont de Nemours & Co.	124	7,852
Eastman Chemical Co. (a)	33	2,384
Ecolab, Inc. (a)	24	2,676

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

FMC Corp. (a)	14	$565
FutureFuel Corp. (a)	26	307
Hawkins, Inc. (a)	2	72
HB Fuller Co.	8	340
Innophos Holdings, Inc.	7	216
International Flavors & Fragrances, Inc. (a)	7	796
Intrepid Potash, Inc. (a) (b)	11	12
Koppers Holdings, Inc. (b)	5	112
Kraton Performance Polymers, Inc. (b)	9	156
LSB Industries, Inc. (b)	4	51
LyondellBasell Industries NV Class A	122	10,441
Minerals Technologies, Inc.	6	341
Monsanto Co.	46	4,036
Mosaic Co. (a)	101	2,727
NewMarket Corp	1	396
Olin Corp. (a)	22	382
PolyOne Corp. (a)	11	333
PPG Industries, Inc.	38	4,237
Praxair, Inc.	42	4,807
Quaker Chemical Corp. (a)	3	255
Rayonier Advanced Materials, Inc. (a)	9	86
RPM International, Inc.	18	852
Scotts Miracle-Gro Co. Class A	9	655
Sensient Technologies Corp.	10	635
Sherwin-Williams Co.	5	1,423
Stepan Co. (a)	4	221
Tredegar Corp.	7	110
Valspar Corp. (a)	12	1,284

		75,256

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	18	582
ADT Corp.	32	1,320
Brady Corp. Class A (a)	10	268
Brink’s Co.	26	873
Cintas Corp. (a)	13	1,168
Clean Harbors, Inc. (a) (b)	6	296
Copart, Inc. (b)	17	693
Deluxe Corp. (a)	8	500
Essendant, Inc. (a)	15	479
G&K Services, Inc. Class A (a)	5	366
Healthcare Services Group, Inc. (a)	9	331
Herman Miller, Inc.	10	309
HNI Corp. (a)	11	431
Interface, Inc. (a)	9	167
Matthews International Corp. Class A (a)	6	309
Mobile Mini, Inc. (a)	8	264
MSA Safety, Inc.	6	290
Pitney Bowes, Inc. (a)	66	1,422
Republic Services, Inc.	79	3,764
Rollins, Inc.	21	570
RR Donnelley & Sons Co.	132	2,165
Stericycle, Inc. (a) (b)	9	1,136
Tetra Tech, Inc.	13	388
Tyco International PLC (a)	76	2,790
UniFirst Corp.	4	436
Viad Corp.	6	175
Waste Connections, Inc.	16	1,033
Waste Management, Inc.	78	4,602

		27,127

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	8	162
ARRIS International PLC (a) (b)	25	573
Bel Fuse, Inc. Class B (a)	3	44
Black Box Corp.	6	81
Ciena Corp. (a) (b)	11	209
Cisco Systems, Inc.	905	25,765
Comtech Telecommunications Corp. (a)	5	117
Digi International, Inc. (b)	6	56
F5 Networks, Inc. (a) (b)	6	635
Harmonic, Inc. (a) (b)	21	69
Harris Corp.	22	1,713
InterDigital, Inc. (a)	9	501
Ixia (b)	33	411
Juniper Networks, Inc.	62	1,582
Lumentum Holdings, Inc. (b)	6	162
Motorola Solutions, Inc.	30	2,271
NETGEAR, Inc. (b)	6	242
NetScout Systems, Inc. (a) (b)	6	138
Plantronics, Inc.	5	196
Polycom, Inc. (b)	25	279
ViaSat, Inc. (a) (b)	5	367
Viavi Solutions, Inc. (b)	30	206

		35,779

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a) (b)	40	1,231
Aegion Corp. (b)	9	190
Comfort Systems USA, Inc.	14	445
Dycom Industries, Inc. (a) (b)	7	453
EMCOR Group, Inc.	16	778
Fluor Corp. (a)	57	3,061
Granite Construction, Inc. (a)	10	478
Jacobs Engineering Group, Inc. (a) (b)	45	1,960
KBR, Inc.	94	1,455
Orion Marine Group, Inc. (a) (b)	8	41
Quanta Services, Inc. (b)	34	767
Valmont Industries, Inc. (a)	4	495

		11,354

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	5	351
Headwaters, Inc. (b)	20	397
Martin Marietta Materials, Inc.	5	797
Vulcan Materials Co.	9	950

		2,495

CONSUMER FINANCE — 0.8%
American Express Co.	176	10,806
Capital One Financial Corp. (a)	185	12,822
Cash America International, Inc. (a)	18	696
Discover Financial Services	88	4,481
Encore Capital Group, Inc. (a) (b)	6	155
Enova International, Inc. (b)	16	101
EZCORP, Inc. Class A (b)	9	27
First Cash Financial Services, Inc. (a)	2	92
Green Dot Corp. Class A (b)	23	528
Navient Corp. (a)	154	1,843
PRA Group, Inc. (a) (b)	9	265
SLM Corp. (b)	20	127
World Acceptance Corp. (b)	4	152

		32,095

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	10	$784
Avery Dennison Corp.	17	1,226
Ball Corp. (a)	17	1,212
Bemis Co., Inc. (a)	17	880
Greif, Inc. Class A (a)	16	524
International Paper Co. (a)	95	3,899
Myers Industries, Inc.	7	90
Owens-Illinois, Inc. (b)	44	702
Packaging Corp. of America (a)	13	785
Sealed Air Corp.	21	1,008
Silgan Holdings, Inc.	12	638
Sonoco Products Co.	27	1,311
WestRock Co.	47	1,835

		14,894

DISTRIBUTORS — 0.1%
Genuine Parts Co.	29	2,881
LKQ Corp. (b)	49	1,565
Pool Corp. (a)	7	614
VOXX International Corp. (a) (b)	10	45

		5,105

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a) (b)	2	41
Capella Education Co. (a)	3	158
Career Education Corp. (b)	28	127
DeVry Education Group, Inc.	16	276
Graham Holdings Co. Class B	1	480
H&R Block, Inc. (a)	35	925
Regis Corp. (b)	19	289
Service Corp. International (a)	23	568
Sotheby’s	8	214
Strayer Education, Inc. (a) (b)	3	146
Universal Technical Institute, Inc. (a)	5	21

		3,245

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Berkshire Hathaway, Inc. Class B (b)	603	85,554
CBOE Holdings, Inc.	7	457
CME Group, Inc.	73	7,012
FactSet Research Systems, Inc. (a)	3	455
Intercontinental Exchange, Inc.	8	1,881
Leucadia National Corp. (a)	103	1,665
MarketAxess Holdings, Inc. (a)	4	499
McGraw Hill Financial, Inc.	13	1,287
Moody’s Corp.	12	1,159
MSCI, Inc.	9	667
Nasdaq, Inc. (a)	32	2,124

		102,760

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc. (a)	2,336	91,501
Atlantic Tele-Network, Inc. (a)	5	379
CenturyLink, Inc. (a)	360	11,506
Cincinnati Bell, Inc. (a) (b)	63	244
Frontier Communications Corp. (a)	364	2,035
General Communication, Inc. Class A (a) (b)	18	330
Iridium Communications, Inc. (a) (b)	50	393
Level 3 Communications, Inc. (b)	28	1,480
Lumos Networks Corp. (b)	2	26

Verizon Communications, Inc. (a)	870	47,049

		154,943

ELECTRIC UTILITIES — 3.0%
ALLETE, Inc.	10	561
American Electric Power Co., Inc.	160	10,624
Cleco Corp.	13	718
Duke Energy Corp.	179	14,442
Edison International (a)	88	6,326
El Paso Electric Co.	9	413
Entergy Corp. (a)	69	5,470
Eversource Energy (a)	72	4,201
Exelon Corp. (a)	354	12,694
FirstEnergy Corp	161	5,791
Great Plains Energy, Inc.	50	1,613
Hawaiian Electric Industries, Inc. (a)	29	940
IDACORP, Inc.	14	1,044
NextEra Energy, Inc. (a)	85	10,059
OGE Energy Corp. (a)	44	1,260
PG&E Corp.	129	7,704
Pinnacle West Capital Corp	32	2,402
PNM Resources, Inc. (a)	29	978
PPL Corp.	221	8,413
Southern Co.	284	14,691
Westar Energy, Inc.	42	2,084
Xcel Energy, Inc.	142	5,938

		118,366

ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	23	1,150
AZZ, Inc.	4	226
Eaton Corp. PLC (a)	87	5,443
Emerson Electric Co.	134	7,287
Encore Wire Corp.	4	156
EnerSys (a)	5	279
Franklin Electric Co., Inc.	8	257
General Cable Corp. (a)	27	330
Hubbell, Inc.	9	953
Powell Industries, Inc. (a)	3	89
Regal Beloit Corp. (a)	8	505
Rockwell Automation, Inc.	19	2,161
Vicor Corp. (a) (b)	11	115

		18,951

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a) (b)	5	51
Amphenol Corp. Class A	23	1,330
Anixter International, Inc. (a) (b)	17	886
Arrow Electronics, Inc. (b)	58	3,736
Avnet, Inc. (a)	81	3,588
Badger Meter, Inc.	2	133
Belden, Inc.	1	61
Benchmark Electronics, Inc. (b)	20	461
Checkpoint Systems, Inc. (b)	13	132
Cognex Corp. (a)	6	234
Coherent, Inc. (b)	7	643
Corning, Inc.	250	5,222
CTS Corp. (a)	8	126
Daktronics, Inc.	10	79
DTS, Inc. (a) (b)	2	44

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Electro Scientific Industries, Inc. (b)	4	$29
FARO Technologies, Inc. (b)	1	32
FEI Co. (a)	5	445
FLIR Systems, Inc. (a)	19	626
II-VI, Inc. (a) (b)	8	174
Ingram Micro, Inc. Class A	104	3,735
Insight Enterprises, Inc. (a) (b)	24	687
IPG Photonics Corp. (a) (b)	5	480
Itron, Inc. (a) (b)	9	375
Jabil Circuit, Inc. (a)	125	2,409
Keysight Technologies, Inc. (b)	19	527
Knowles Corp. (b)	16	211
Littelfuse, Inc.	3	369
Mercury Systems, Inc. (a) (b)	6	122
Methode Electronics, Inc. (a)	9	263
MTS Systems Corp.	2	122
National Instruments Corp.	12	361
Newport Corp. (a) (b)	8	184
OSI Systems, Inc. (a) (b)	3	196
Park Electrochemical Corp.	3	48
Plexus Corp. (a) (b)	9	356
QLogic Corp. (a) (b)	18	242
Rofin-Sinar Technologies, Inc. (b)	6	193
Rogers Corp. (b)	3	180
Sanmina Corp. (b)	54	1,263
ScanSource, Inc. (a) (b)	8	323
SYNNEX Corp. (a)	19	1,759
TE Connectivity, Ltd.	56	3,468
Tech Data Corp. (a) (b)	21	1,612
Trimble Navigation, Ltd. (a) (b)	26	645
TTM Technologies, Inc. (a) (b)	19	126
VeriFone Systems, Inc. (a) (b)	9	254
Vishay Intertechnology, Inc. (a)	48	586
Zebra Technologies Corp. Class A (b)	8	552

		39,680

ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc. (a)	20	160
Atwood Oceanics, Inc. (a)	39	358
Baker Hughes, Inc.	99	4,339
Basic Energy Services, Inc. (a) (b)	10	28
Bristow Group, Inc. (a)	7	132
Cameron International Corp. (b)	62	4,157
CARBO Ceramics, Inc. (a)	13	185
Diamond Offshore Drilling, Inc. (a)	46	1,000
Dril-Quip, Inc. (b)	5	303
Ensco PLC Class A (a)	150	1,555
Era Group, Inc. (b)	6	56
Exterran Corp. (b)	9	139
FMC Technologies, Inc. (b)	42	1,149
Geospace Technologies Corp. (b)	1	12
Gulf Island Fabrication, Inc. (a)	3	23
Halliburton Co.	192	6,858
Helix Energy Solutions Group, Inc. (a) (b)	26	146
Helmerich & Payne, Inc. (a)	35	2,055
Hornbeck Offshore Services, Inc. (a) (b)	5	50
ION Geophysical Corp. (b)	1	8
Matrix Service Co. (a) (b)	7	124
Nabors Industries, Ltd.	186	1,711
National Oilwell Varco, Inc. (a)	138	4,292

Newpark Resources, Inc. (b)	50	216
Noble Corp. PLC (a)	155	1,604
Oceaneering International, Inc. (a)	19	632
Oil States International, Inc. (b)	34	1,072
Patterson-UTI Energy, Inc. (a)	95	1,674
Pioneer Energy Services Corp. (a) (b)	18	40
Rowan Cos. PLC Class A (a)	81	1,304
Schlumberger, Ltd. (a)	194	14,307
SEACOR Holdings, Inc. (a) (b)	6	327
Superior Energy Services, Inc.	46	616
Tesco Corp. (a)	29	250
TETRA Technologies, Inc. (b)	21	133
Tidewater, Inc. (a)	31	212
Transocean, Ltd. (a)	219	2,002
Unit Corp. (b)	30	264

		53,493

FOOD & STAPLES RETAILING — 3.5%
Andersons, Inc. (a)	13	408
Casey’s General Stores, Inc.	10	1,133
Costco Wholesale Corp.	84	13,237
CVS Health Corp. (a)	169	17,530
Kroger Co.	304	11,628
SpartanNash Co.	20	606
SUPERVALU, Inc. (b)	172	991
Sysco Corp.	162	7,570
United Natural Foods, Inc. (a) (b)	10	403
Wal-Mart Stores, Inc. (a)	1,005	68,833
Walgreens Boots Alliance, Inc.	138	11,625
Whole Foods Market, Inc. (a)	37	1,151

		135,115

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	379	13,762
B&G Foods, Inc. (a)	9	313
Cal-Maine Foods, Inc. (a)	6	312
Calavo Growers, Inc. (a)	2	114
Campbell Soup Co. (a)	58	3,700
ConAgra Foods, Inc.	91	4,060
Darling Ingredients, Inc. (a) (b)	59	777
Dean Foods Co. (a)	61	1,057
Flowers Foods, Inc. (a)	26	480
General Mills, Inc.	95	6,018
Hain Celestial Group, Inc. (a) (b)	12	491
Hershey Co. (a)	17	1,566
Hormel Foods Corp. (a)	72	3,113
Ingredion, Inc.	17	1,815
J&J Snack Foods Corp.	3	325
J.M. Smucker Co.	21	2,727
Kellogg Co.	66	5,052
Kraft Heinz Co.	56	4,399
Lancaster Colony Corp. (a)	4	442
McCormick & Co., Inc. (a)	19	1,890
Mead Johnson Nutrition Co.	17	1,445
Mondelez International, Inc. Class A	335	13,440
Post Holdings, Inc. (a) (b)	14	963
Sanderson Farms, Inc.	5	451
Seneca Foods Corp. Class A (b)	4	139
Snyder’s-Lance, Inc.	13	409
Tootsie Roll Industries, Inc. (a)	7	252

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TreeHouse Foods, Inc. (a) (b)	7	$607
Tyson Foods, Inc. Class A (a)	189	12,599
WhiteWave Foods Co. (a) (b)	16	650

		83,368

GAS UTILITIES — 0.4%
AGL Resources, Inc.	35	2,280
Atmos Energy Corp.	24	1,782
Laclede Group, Inc. (a)	8	542
National Fuel Gas Co. (a)	18	901
New Jersey Resources Corp. (a)	22	801
Northwest Natural Gas Co.	7	377
ONE Gas, Inc. (a)	10	611
Piedmont Natural Gas Co., Inc.	17	1,017
Questar Corp.	35	868
South Jersey Industries, Inc.	12	341
Southwest Gas Corp.	12	790
UGI Corp.	61	2,458
WGL Holdings, Inc. (a)	15	1,086

		13,854

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abaxis, Inc. (a)	2	91
Abbott Laboratories	227	9,495
Align Technology, Inc. (b)	8	582
Analogic Corp.	2	158
Baxter International, Inc.	105	4,313
Becton Dickinson and Co.	21	3,188
Boston Scientific Corp. (b)	149	2,803
C.R. Bard, Inc.	7	1,419
Cantel Medical Corp. (a)	4	285
CONMED Corp. (a)	6	252
Cooper Cos., Inc. (a)	5	770
CryoLife, Inc. (a)	6	64
DENTSPLY SIRONA, Inc. (a)	30	1,849
Edwards Lifesciences Corp. (b)	17	1,500
Greatbatch, Inc. (a) (b)	6	214
Haemonetics Corp. (a) (b)	8	280
Halyard Health, Inc. (a) (b)	6	172
Hill-Rom Holdings, Inc.	11	553
Hologic, Inc. (a) (b)	28	966
ICU Medical, Inc. (b)	2	208
IDEXX Laboratories, Inc. (a) (b)	6	470
Integra LifeSciences Holdings Corp. (a) (b)	5	337
Intuitive Surgical, Inc. (b)	3	1,803
Invacare Corp	16	211
LivaNova PLC (b)	3	162
Masimo Corp. (b)	4	167
Medtronic PLC	101	7,575
Meridian Bioscience, Inc. (a)	6	124
Merit Medical Systems, Inc. (a) (b)	7	129
Natus Medical, Inc. (a) (b)	5	192
Neogen Corp. (b)	3	151
NuVasive, Inc. (a) (b)	8	389
Nuvectra Corp. (b)	2	11
ResMed, Inc.	9	520
St. Jude Medical, Inc. (a)	36	1,980
STERIS PLC (a)	11	782
Stryker Corp. (a)	44	4,721
SurModics, Inc. (a) (b)	2	37

Teleflex, Inc.	5	785
Varian Medical Systems, Inc. (a) (b)	8	640
West Pharmaceutical Services, Inc	5	347
Zimmer Biomet Holdings, Inc. (a)	16	1,706

		52,401

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aetna, Inc. (a)	75	8,426
Air Methods Corp. (a) (b)	6	217
Almost Family, Inc. (b)	3	112
Amedisys, Inc. (b)	1	48
AmerisourceBergen Corp. Class A	79	6,837
AMN Healthcare Services, Inc. (b)	15	504
Amsurg Corp. (a) (b)	9	671
Anthem, Inc. (a)	82	11,397
Cardinal Health, Inc.	111	9,096
Centene Corp. (a) (b)	39	2,427
Chemed Corp. (a)	4	542
Cigna Corp.	37	5,078
Community Health Systems, Inc. (a) (b)	45	833
CorVel Corp. (a) (b)	4	158
Cross Country Healthcare, Inc. (a) (b)	17	198
DaVita HealthCare Partners, Inc. (b)	30	2,201
Ensign Group, Inc. (a)	10	226
Express Scripts Holding Co. (a) (b)	140	9,617
HCA Holdings, Inc. (b)	103	8,039
Healthways, Inc. (a) (b)	18	182
Henry Schein, Inc. (b)	13	2,244
Humana, Inc. (a)	30	5,489
Kindred Healthcare, Inc.	32	395
Laboratory Corp. of America Holdings (b)	14	1,640
Landauer, Inc. (a)	2	66
LHC Group, Inc. (a) (b)	6	213
LifePoint Health, Inc. (b)	18	1,247
Magellan Health, Inc. (b)	10	679
McKesson Corp.	62	9,750
MEDNAX, Inc. (a) (b)	16	1,034
Molina Healthcare, Inc. (a) (b)	30	1,935
Owens & Minor, Inc. (a)	43	1,738
Patterson Cos., Inc.	19	884
PharMerica Corp. (a) (b)	16	354
Quest Diagnostics, Inc	28	2,001
Select Medical Holdings Corp. (a)	38	449
Tenet Healthcare Corp. (a) (b)	38	1,099
UnitedHealth Group, Inc. (a)	178	22,944
Universal Health Services, Inc. Class B	15	1,871
VCA, Inc. (b)	7	404
WellCare Health Plans, Inc. (a) (b)	16	1,484

		124,729

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (b)	22	291
Cerner Corp. (a) (b)	23	1,218
Computer Programs & Systems, Inc.	1	52
HMS Holdings Corp. (b)	7	100
Medidata Solutions, Inc. (a) (b)	4	155
Omnicell, Inc. (a) (b)	5	139
Quality Systems, Inc. (a)	4	61

		2,016

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ’s Restaurants, Inc. (b)	3	$125
Bob Evans Farms, Inc. (a)	8	374
Boyd Gaming Corp. (a) (b)	31	640
Brinker International, Inc.	6	276
Buffalo Wild Wings, Inc. (a) (b)	2	296
Carnival Corp. (a)	160	8,443
Cheesecake Factory, Inc.	10	531
Chipotle Mexican Grill, Inc. (a) (b)	2	942
Cracker Barrel Old Country Store, Inc. (a)	4	611
Darden Restaurants, Inc. (a)	27	1,790
DineEquity, Inc.	3	280
Domino’s Pizza, Inc.	5	659
International Speedway Corp. Class A	9	332
Interval Leisure Group, Inc. (a)	8	116
Jack in the Box, Inc	5	319
Marcus Corp. (a)	11	208
Marriott International, Inc. Class A (a)	21	1,495
Marriott Vacations Worldwide Corp. (a)	4	270
McDonald’s Corp.	145	18,224
Monarch Casino & Resort, Inc. (b)	3	58
Panera Bread Co. Class A (a) (b)	3	614
Papa John’s International, Inc. (a)	6	325
Pinnacle Entertainment, Inc. (b)	17	597
Red Robin Gourmet Burgers, Inc. (b)	5	322
Royal Caribbean Cruises, Ltd. (a)	31	2,547
Ruby Tuesday, Inc. (a) (b)	20	108
Ruth’s Hospitality Group, Inc.	8	147
Scientific Games Corp. Class A (a) (b)	17	160
Starbucks Corp.	68	4,060
Starwood Hotels & Resorts Worldwide, Inc.	22	1,835
Texas Roadhouse, Inc. (a)	12	523
Wendy’s Co. (a)	28	305
Wyndham Worldwide Corp. (a)	16	1,223
Wynn Resorts, Ltd.	32	2,990
Yum! Brands, Inc. (a)	47	3,847

		55,592

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc. (a)	43	1,437
D.R. Horton, Inc.	47	1,421
Ethan Allen Interiors, Inc. (a)	5	159
Garmin, Ltd. (a)	45	1,798
Harman International Industries, Inc.	6	534
Helen of Troy, Ltd. (b)	8	829
iRobot Corp. (a) (b)	4	141
Jarden Corp. (b)	17	1,002
KB Home.	35	500
La-Z-Boy, Inc.	11	294
Leggett & Platt, Inc. (a)	19	920
Lennar Corp. Class A (a)	25	1,209
M/I Homes, Inc. (b)	6	112
MDC Holdings, Inc. (a)	11	276
Meritage Homes Corp. (b)	6	219
Mohawk Industries, Inc. (b)	8	1,527
Newell Rubbermaid, Inc.	37	1,639
PulteGroup, Inc. (a)	87	1,628
Tempur Sealy International, Inc. (a) (b)	8	486
Toll Brothers, Inc. (b)	25	738
TopBuild Corp. (a) (b)	4	119

Tupperware Brands Corp. (a)	10	580
Universal Electronics, Inc. (a) (b)	4	248
Whirlpool Corp. (a)	15	2,705

		20,521

HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. Class A (a) (b)	22	358
Church & Dwight Co., Inc. (a)	10	922
Clorox Co.	15	1,891
Colgate-Palmolive Co.	82	5,793
Energizer Holdings, Inc.	8	324
Kimberly-Clark Corp.	57	7,667
Procter & Gamble Co.	415	34,159
WD-40 Co.	2	216

		51,330

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	277	3,269
NRG Energy, Inc. (a)	119	1,548
Talen Energy Corp. (b)	25	225

		5,042

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	62	10,331
Carlisle Cos., Inc.	7	696
Danaher Corp. (a)	79	7,494
General Electric Co.	2,118	67,331
Roper Technologies, Inc.	6	1,097

		86,949

INSURANCE — 5.2%
Aflac, Inc.	158	9,976
Alleghany Corp. (b)	4	1,985
Allstate Corp.	124	8,354
American Equity Investment Life Holding Co.	28	470
American Financial Group, Inc.	29	2,041
American International Group, Inc.	405	21,890
AMERISAFE, Inc.	4	210
Aon PLC	30	3,134
Arthur J Gallagher & Co.	21	934
Aspen Insurance Holdings, Ltd. (a)	24	1,145
Assurant, Inc.	40	3,086
Brown & Brown, Inc. (a)	22	788
Chubb, Ltd.	150	17,873
Cincinnati Financial Corp.	43	2,810
eHealth, Inc. (a) (b)	3	28
Employers Holdings, Inc.	8	225
Everest Re Group, Ltd. (a)	14	2,764
First American Financial Corp. (a)	35	1,334
Genworth Financial, Inc. Class A (a) (b)	335	915
Hanover Insurance Group, Inc.	16	1,444
Hartford Financial Services Group, Inc. (a)	136	6,267
HCI Group, Inc. (a)	6	200
Horace Mann Educators Corp.	14	444
Infinity Property & Casualty Corp. (a)	4	322
Kemper Corp. (a)	20	591
Lincoln National Corp.	83	3,254
Loews Corp. (a)	176	6,734
Marsh & McLennan Cos., Inc.	71	4,316

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Mercury General Corp. (a)	20	$1,110
MetLife, Inc.	701	30,802
Navigators Group, Inc. (b)	6	503
Old Republic International Corp.	155	2,833
Primerica, Inc. (a)	14	623
Principal Financial Group, Inc.	88	3,472
ProAssurance Corp.	10	506
Progressive Corp.	180	6,325
Prudential Financial, Inc. (a)	282	20,366
Reinsurance Group of America, Inc. Class A	41	3,946
RenaissanceRe Holdings, Ltd. (a)	15	1,797
RLI Corp.	8	535
Safety Insurance Group, Inc. (a)	5	285
Selective Insurance Group, Inc.	20	732
Stewart Information Services Corp. (a)	10	363
Torchmark Corp.	26	1,408
Travelers Cos., Inc.	97	11,321
United Fire Group, Inc. (a)	12	526
Universal Insurance Holdings, Inc.	6	107
Unum Group.	96	2,968
WR Berkley Corp. (a)	41	2,304
XL Group PLC Class A	99	3,643

		200,009

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (b)	35	20,777
Blue Nile, Inc. (a)	2	51
Expedia, Inc. (a)	17	1,833
FTD Cos., Inc. (b)	9	236
HSN, Inc. (a)	9	471
Netflix, Inc. (a) (b)	18	1,840
Nutrisystem, Inc. (a)	10	209
PetMed Express, Inc.	5	90
Priceline Group, Inc. (b)	5	6,445
TripAdvisor, Inc. (a) (b)	6	399

		32,351

INTERNET SOFTWARE & SERVICES — 1.9%
Akamai Technologies, Inc. (a) (b)	13	722
Alphabet, Inc. Class A (b)	32	24,413
Alphabet, Inc. Class C (b)	33	24,583
Blucora, Inc. (b)	7	36
comScore, Inc. (a) (b)	3	90
DHI Group, Inc. (b)	34	274
eBay, Inc. (b)	153	3,651
Facebook, Inc. Class A (b)	98	11,182
j2 Global, Inc. (a)	6	369
Liquidity Services, Inc. (a) (b)	2	10
LivePerson, Inc. (b)	4	23
LogMeIn, Inc. (b)	2	101
Monster Worldwide, Inc. (b)	28	91
NIC, Inc.	18	325
QuinStreet, Inc. (a) (b)	59	202
Rackspace Hosting, Inc. (a) (b)	8	173
Stamps.com, Inc. (a) (b)	2	213
VeriSign, Inc. (a) (b)	9	797
XO Group, Inc. (a) (b)	4	64
Yahoo!, Inc. (b)	160	5,890

		73,209

IT SERVICES — 2.5%
Accenture PLC Class A (a)	86	9,924
Acxiom Corp. (a) (b)	15	322
Alliance Data Systems Corp. (a) (b)	6	1,320
Automatic Data Processing, Inc.	53	4,755
Broadridge Financial Solutions, Inc.	8	474
CACI International, Inc. Class A (b)	8	854
Cardtronics, Inc. (a) (b)	6	216
Ciber, Inc. (a) (b)	36	76
Cognizant Technology Solutions Corp. Class A (b)	55	3,448
Computer Sciences Corp. (a)	45	1,548
Convergys Corp. (a)	23	639
CoreLogic, Inc. (b)	15	521
CSG Systems International, Inc.	10	452
CSRA, Inc.	45	1,210
DST Systems, Inc.	10	1,128
Fidelity National Information Services, Inc.	25	1,583
Fiserv, Inc. (b)	25	2,564
Forrester Research, Inc. (a)	2	67
Gartner, Inc. (a) (b)	4	357
Global Payments, Inc.	6	392
Heartland Payment Systems, Inc.	6	579
International Business Machines Corp. (a)	198	29,987
Jack Henry & Associates, Inc. (a)	3	254
Leidos Holdings, Inc.	44	2,214
ManTech International Corp. Class A	13	416
MasterCard, Inc. Class A	43	4,063
MAXIMUS, Inc.	6	316
NeuStar, Inc. Class A (b)	9	221
Paychex, Inc.	35	1,890
PayPal Holdings, Inc. (b)	153	5,906
Perficient, Inc. (b)	5	109
Science Applications International Corp.	10	533
Sykes Enterprises, Inc. (b)	12	362
TeleTech Holdings, Inc. (a)	12	333
Teradata Corp. (a) (b)	28	735
Total System Services, Inc.	28	1,332
Virtusa Corp. (b)	4	150
Visa, Inc. Class A (a)	137	10,478
Western Union Co. (a)	95	1,833
WEX, Inc. (a) (b)	4	333
Xerox Corp. (a)	337	3,761

		97,655

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	2	34
Brunswick Corp. (a)	12	576
Callaway Golf Co. (a)	23	210
Hasbro, Inc. (a)	25	2,003
Mattel, Inc.	120	4,034
Polaris Industries, Inc. (a)	7	689
Sturm Ruger & Co., Inc.	1	68
Vista Outdoor, Inc. (b)	11	571

		8,185

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a) (b)	17	238
Agilent Technologies, Inc.	46	1,833
Bio-Rad Laboratories, Inc. Class A (b)	5	684

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Bio-Techne Corp. (a)	4	$378
Cambrex Corp. (b)	6	264
Charles River Laboratories International, Inc. (b)	3	228
Luminex Corp. (a) (b)	15	291
Mettler-Toledo International, Inc. (a) (b)	3	1,034
PAREXEL International Corp. (a) (b)	10	628
PerkinElmer, Inc. (a)	9	445
Thermo Fisher Scientific, Inc.	34	4,814
Waters Corp. (b)	10	1,319

		12,156

MACHINERY — 1.8%
Actuant Corp. Class A	10	247
AGCO Corp. (a)	51	2,535
Albany International Corp. Class A (a)	8	301
Astec Industries, Inc.	5	233
Barnes Group, Inc.	10	350
Briggs & Stratton Corp. (a)	17	407
Caterpillar, Inc. (a)	206	15,767
CIRCOR International, Inc. (a)	3	139
CLARCOR, Inc. (a)	6	347
Crane Co.	9	485
Cummins, Inc.	37	4,068
Deere & Co. (a)	99	7,622
Donaldson Co., Inc. (a)	14	447
Dover Corp.	37	2,380
EnPro Industries, Inc.	5	288
ESCO Technologies, Inc.	4	156
Federal Signal Corp. (a)	18	239
Flowserve Corp. (a)	16	711
Graco, Inc. (a)	6	504
Harsco Corp.	29	158
Hillenbrand, Inc.	13	389
IDEX Corp.	6	497
Illinois Tool Works, Inc. (a)	53	5,429
Ingersoll-Rand PLC	42	2,604
ITT Corp.	23	849
John Bean Technologies Corp. (a)	7	395
Joy Global, Inc. (a)	34	546
Kennametal, Inc.	13	292
Lincoln Electric Holdings, Inc. (a)	12	703
Lindsay Corp.	1	72
Lydall, Inc. (b)	5	163
Mueller Industries, Inc.	10	294
Nordson Corp. (a)	6	456
Oshkosh Corp. (a)	23	940
PACCAR, Inc. (a)	76	4,156
Parker-Hannifin Corp.	23	2,555
Pentair PLC (a)	25	1,357
Snap-on, Inc.	6	942
SPX Corp.	10	150
SPX FLOW, Inc. (a) (b)	6	151
Standex International Corp.	2	156
Stanley Black & Decker, Inc.	29	3,051
Tennant Co. (a)	3	154
Terex Corp.	41	1,020
Timken Co.	18	603
Titan International, Inc. (a)	34	183
Toro Co.	3	258

Trinity Industries, Inc.	36	659
Wabtec Corp. (a)	4	317
Watts Water Technologies, Inc. Class A (a)	7	386
Woodward, Inc. (a)	8	416
Xylem, Inc.	19	777

		68,304

MARINE — 0.0% (d)
Kirby Corp. (b)	9	543
Matson, Inc.	8	321

		864

MEDIA — 2.5%
AMC Networks, Inc. Class A (a) (b)	6	390
Cable One, Inc.	1	437
Cablevision Systems Corp. Class A	134	4,422
CBS Corp. Class B (a)	61	3,360
Cinemark Holdings, Inc.	21	752
Comcast Corp. Class A	375	22,905
Discovery Communications, Inc. Class A (b)	28	802
Discovery Communications, Inc. Class C (a) (b)	50	1,350
DreamWorks Animation SKG, Inc. Class A (b)	19	474
EW Scripps Co. Class A (a)	15	234
Gannett Co., Inc.	25	379
Harte-Hanks, Inc. (a)	24	61
Interpublic Group of Cos., Inc.	65	1,492
John Wiley & Sons, Inc. Class A (a)	10	489
Live Nation Entertainment, Inc. (b)	28	625
Meredith Corp.	12	570
New York Times Co. Class A (a)	14	174
News Corp. Class A	109	1,392
News Corp. Class B (a)	36	477
Omnicom Group, Inc.	47	3,912
Scholastic Corp.	10	374
Scripps Networks Interactive, Inc. Class A	14	917
Sizmek, Inc. (a) (b)	9	26
TEGNA, Inc.	49	1,150
Time Warner Cable, Inc.	52	10,640
Time Warner, Inc.	113	8,198
Time, Inc.	35	540
Twenty-First Century Fox, Inc. Class A	229	6,385
Twenty-First Century Fox, Inc. Class B	77	2,171
Viacom, Inc. Class B.	79	3,261
Walt Disney Co.	169	16,783

		95,142

METALS & MINING — 0.8%
AK Steel Holding Corp. (b)	112	463
Alcoa, Inc. (a)	350	3,353
Allegheny Technologies, Inc.	36	587
Carpenter Technology Corp. (a)	7	240
Century Aluminum Co. (a) (b)	28	197
Commercial Metals Co.	86	1,459
Compass Minerals International, Inc. (a)	5	354
Freeport-McMoRan, Inc. (a)	804	8,313
Haynes International, Inc. (a)	2	73
Kaiser Aluminum Corp.	6	507
Materion Corp. (a)	6	159
Newmont Mining Corp.	190	5,050

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Nucor Corp.	85	$4,021
Olympic Steel, Inc. (a)	5	87
Reliance Steel & Aluminum Co.	25	1,730
Royal Gold, Inc. (a)	6	308
Steel Dynamics, Inc. (a)	89	2,003
Stillwater Mining Co. (a) (b)	19	202
SunCoke Energy, Inc. (a)	16	104
TimkenSteel Corp.	8	73
United States Steel Corp. (a)	102	1,637
Worthington Industries, Inc. (a)	32	1,140

		32,060

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	22	1,634
Ameren Corp.	82	4,108
Avista Corp. (a)	19	775
Black Hills Corp.	13	782
CenterPoint Energy, Inc.	140	2,929
CMS Energy Corp. (a)	62	2,631
Consolidated Edison, Inc. (a)	98	7,509
Dominion Resources, Inc. (a)	81	6,085
DTE Energy Co.	58	5,258
MDU Resources Group, Inc.	62	1,206
NiSource, Inc. (a)	60	1,414
NorthWestern Corp. (a)	11	679
Public Service Enterprise Group, Inc. (a)	166	7,825
SCANA Corp. (a)	35	2,455
Sempra Energy	44	4,578
TECO Energy, Inc. (a)	77	2,120
Vectren Corp.	27	1,365
WEC Energy Group, Inc. (a)	65	3,905

		57,258

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	20	906
Dollar General Corp. (a)	41	3,510
Dollar Tree, Inc. (b)	26	2,144
Fred’s, Inc. Class A (a)	12	179
JC Penney Co., Inc. (a) (b)	221	2,444
Kohl’s Corp. (a)	55	2,563
Macy’s, Inc.	64	2,822
Nordstrom, Inc. (a)	32	1,831
Target Corp. (a)	136	11,190
Tuesday Morning Corp. (b)	23	188

		27,777

OIL, GAS & CONSUMABLE FUELS — 9.8%
Anadarko Petroleum Corp.	78	3,632
Apache Corp. (a)	242	11,812
Approach Resources, Inc. (b)	4	5
Bill Barrett Corp. (a) (b)	33	205
Cabot Oil & Gas Corp.	32	727
California Resources Corp.	1	1
Carrizo Oil & Gas, Inc. (a) (b)	11	340
Chesapeake Energy Corp.	334	1,376
Chevron Corp.	715	68,211
Cimarex Energy Co. (a)	11	1,070
Cloud Peak Energy, Inc. (a) (b)	22	43
Columbia Pipeline Group, Inc.	60	1,506
ConocoPhillips (a)	793	31,934
CONSOL Energy, Inc. (a)	62	700

Contango Oil & Gas Co. (a) (b)	3	35
Denbury Resources, Inc.	228	506
Devon Energy Corp.	180	4,939
Energen Corp.	16	585
EOG Resources, Inc. (a)	76	5,516
EQT Corp.	13	874
Exxon Mobil Corp. (a)	1,462	122,209
Green Plains, Inc.	20	319
Gulfport Energy Corp. (b)	7	198
Hess Corp. (a)	170	8,951
HollyFrontier Corp.	114	4,026
Kinder Morgan, Inc.	158	2,822
Marathon Oil Corp. (a)	542	6,038
Marathon Petroleum Corp.	335	12,455
Murphy Oil Corp. (a)	113	2,846
Newfield Exploration Co. (a) (b)	50	1,663
Noble Energy, Inc.	73	2,293
Northern Oil and Gas, Inc. (a) (b)	6	24
Occidental Petroleum Corp.	262	17,929
ONEOK, Inc.	42	1,254
PDC Energy, Inc. (a) (b)	7	416
Phillips 66 (a)	300	25,977
Pioneer Natural Resources Co. (a)	10	1,407
QEP Resources, Inc.	105	1,482
Range Resources Corp. (a)	18	583
SM Energy Co. (a)	24	450
Southwestern Energy Co. (a) (b)	104	839
Spectra Energy Corp.	123	3,764
Stone Energy Corp. (a) (b)	37	29
Tesoro Corp.	48	4,129
Valero Energy Corp.	311	19,948
Western Refining, Inc.	46	1,338
Williams Cos., Inc.	90	1,446
World Fuel Services Corp.	51	2,478
WPX Energy, Inc. (a) (b)	131	916

		382,246

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a) (b)	19	394
Clearwater Paper Corp. (b)	8	388
Deltic Timber Corp.	1	60
Domtar Corp.	40	1,620
KapStone Paper and Packaging Corp. (a)	22	305
Louisiana-Pacific Corp. (a) (b)	21	359
Neenah Paper, Inc.	4	255
PH Glatfelter Co. (a)	15	311
Schweitzer-Mauduit International, Inc. (a)	5	157

		3,849

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	281	1,352
Edgewell Personal Care Co.	8	644
Estee Lauder Cos., Inc. Class A (a)	31	2,924
Inter Parfums, Inc. (a)	6	185
Medifast, Inc. (a)	3	90

		5,195

PHARMACEUTICALS — 3.3%
Akorn, Inc. (a) (b)	5	118
Allergan PLC (b)	17	4,556
Bristol-Myers Squibb Co. (a)	151	9,646

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Eli Lilly & Co.	154	$11,090
Endo International PLC (a) (b)	12	338
Impax Laboratories, Inc. (a) (b)	3	96
Johnson & Johnson (a)	377	40,791
Mallinckrodt PLC (b)	9	552
Medicines Co. (b)	9	286
Merck & Co., Inc.	434	22,963
Mylan NV (a) (b)	45	2,086
Perrigo Co. PLC	7	895
Pfizer, Inc. (a)	1,181	35,005
Prestige Brands Holdings, Inc. (b)	8	427
Zoetis, Inc.	16	709

		129,558

PROFESSIONAL SERVICES — 0.3%
CDI Corp. (a)	8	50
CEB, Inc. (a)	3	194
Dun & Bradstreet Corp.	6	619
Equifax, Inc.	13	1,486
Exponent, Inc. (a)	4	204
FTI Consulting, Inc. (b)	10	355
Heidrick & Struggles International, Inc.	4	95
Insperity, Inc.	7	362
Kelly Services, Inc. Class A	15	287
Korn/Ferry International (a)	11	311
ManpowerGroup, Inc.	29	2,361
Navigant Consulting, Inc. (b)	11	174
Nielsen Holdings PLC	46	2,422
On Assignment, Inc. (a) (b)	7	258
Resources Connection, Inc.	7	109
Robert Half International, Inc.	13	606
TrueBlue, Inc. (b)	9	235
WageWorks, Inc. (a) (b)	5	253

		10,381

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
Acadia Realty Trust (a)	7	246
Agree Realty Corp. (a)	10	385
Alexandria Real Estate Equities, Inc. REIT (a)	9	818
American Assets Trust, Inc.	10	399
American Campus Communities, Inc.	9	424
American Tower Corp. REIT	17	1,740
Apartment Investment & Management Co. Class A, REIT	16	669
AvalonBay Communities, Inc. REIT	13	2,473
Boston Properties, Inc. REIT (a)	7	890
Camden Property Trust	11	925
Capstead Mortgage Corp.	50	495
Care Capital Properties, Inc.	5	134
CareTrust REIT, Inc. (a)	6	76
Cedar Realty Trust, Inc. (a)	20	145
Communications Sales & Leasing, Inc. (b)	81	1,802
CoreSite Realty Corp. (a)	7	490
Corporate Office Properties Trust	14	367
Corrections Corp. of America (a)	30	962
Cousins Properties, Inc. (a)	17	176
Crown Castle International Corp. REIT	14	1,211
DiamondRock Hospitality Co. (a)	32	324
Duke Realty Corp.	38	857
EastGroup Properties, Inc.	4	242

EPR Properties (a)	8	533
Equinix, Inc. REIT (a)	5	1,654
Equity One, Inc. (a)	20	573
Equity Residential REIT (a)	38	2,851
Essex Property Trust, Inc. REIT (a)	5	1,169
Extra Space Storage, Inc. REIT	10	935
Federal Realty Investment Trust REIT	4	624
Four Corners Property Trust, Inc.	12	215
Franklin Street Properties Corp.	26	276
General Growth Properties, Inc. REIT	88	2,616
GEO Group, Inc. (a)	7	243
Getty Realty Corp.	15	297
Government Properties Income Trust (a)	17	303
HCP, Inc. REIT	99	3,225
Healthcare Realty Trust, Inc. REIT	16	494
Highwoods Properties, Inc.	15	717
Hospitality Properties Trust	36	956
Host Hotels & Resorts, Inc. REIT	101	1,687
Iron Mountain, Inc. REIT (a)	29	983
Kilroy Realty Corp. REIT (a)	9	557
Kimco Realty Corp. REIT	48	1,381
Kite Realty Group Trust	4	111
Lamar Advertising Co. Class A (a)	10	615
LaSalle Hotel Properties REIT	11	278
Lexington Realty Trust	27	232
Liberty Property Trust REIT	26	870
LTC Properties, Inc.	6	271
Macerich Co. REIT	17	1,347
Mack-Cali Realty Corp. (a)	39	917
Medical Properties Trust, Inc. (a)	32	415
Mid-America Apartment Communities, Inc.	8	818
National Retail Properties, Inc.	21	970
Omega Healthcare Investors, Inc.	15	530
Parkway Properties, Inc.	12	188
Pennsylvania Real Estate Investment Trust (a)	13	284
Post Properties, Inc. REIT	6	358
Potlatch Corp. (a)	9	284
Prologis, Inc. REIT (a)	49	2,165
PS Business Parks, Inc. (a)	4	402
Public Storage REIT (a)	16	4,413
Rayonier, Inc.	29	716
Realty Income Corp. REIT	34	2,125
Regency Centers Corp.	6	449
Sabra Health Care REIT, Inc. (a)	12	241
Saul Centers, Inc.	3	159
Senior Housing Properties Trust (a)	39	698
Simon Property Group, Inc. REIT	23	4,777
SL Green Realty Corp. REIT	12	1,163
Sovran Self Storage, Inc.	5	590
Tanger Factory Outlet Centers, Inc. (a)	7	255
Taubman Centers, Inc.	6	427
UDR, Inc. REIT (a)	28	1,079
Universal Health Realty Income Trust (a)	3	169
Urban Edge Properties (a)	13	336
Urstadt Biddle Properties, Inc. Class A (a)	7	147
Ventas, Inc. REIT (a)	46	2,896
Vornado Realty Trust REIT	26	2,455
Weingarten Realty Investors REIT	19	713

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Welltower, Inc. REIT	36	$2,496
Weyerhaeuser Co. REIT	105	3,253
WP Glimcher, Inc.	66	626

		79,777

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)	9	330
CBRE Group, Inc. Class A (b)	41	1,182
Forestar Group, Inc. (a) (b)	6	78
Jones Lang LaSalle, Inc.	6	704

		2,294

ROAD & RAIL — 0.6%
ArcBest Corp. (a)	9	194
CSX Corp.	156	4,017
Genesee & Wyoming, Inc. Class A (a) (b)	4	251
Heartland Express, Inc. (a)	9	167
JB Hunt Transport Services, Inc.	9	758
Kansas City Southern	13	1,111
Knight Transportation, Inc. (a)	13	340
Landstar System, Inc. (a)	5	323
Norfolk Southern Corp.	59	4,912
Old Dominion Freight Line, Inc. (b)	12	835
Roadrunner Transportation Systems, Inc. (b)	18	224
Ryder System, Inc. (a)	19	1,231
Saia, Inc. (a) (b)	5	141
Union Pacific Corp.	91	7,239
Werner Enterprises, Inc.	14	380

		22,123

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Energy Industries, Inc. (a) (b)	8	278
Advanced Micro Devices, Inc. (a) (b)	202	576
Analog Devices, Inc. (a)	34	2,012
Applied Materials, Inc.	127	2,690
Atmel Corp.	59	479
Broadcom, Ltd. (a)	18	2,781
Brooks Automation, Inc.	12	125
Cabot Microelectronics Corp.	4	164
CEVA, Inc. (a) (b)	2	45
Cirrus Logic, Inc. (a) (b)	9	328
Cohu, Inc.	5	59
Cree, Inc. (a) (b)	12	349
Cypress Semiconductor Corp. (a)	15	130
Diodes, Inc. (a) (b)	8	161
DSP Group, Inc. (a) (b)	6	55
Exar Corp. (b)	6	34
Fairchild Semiconductor International, Inc. (b)	30	600
First Solar, Inc. (b)	23	1,575
Integrated Device Technology, Inc. (b)	6	123
Intel Corp. (a)	1,046	33,838
Intersil Corp. Class A	34	455
KLA-Tencor Corp. (a)	26	1,893
Kopin Corp. (a) (b)	10	17
Kulicke & Soffa Industries, Inc. (b)	16	181
Lam Research Corp.	16	1,322
Linear Technology Corp.	17	757
Microchip Technology, Inc. (a)	32	1,542
Micron Technology, Inc. (a) (b)	243	2,544

Microsemi Corp. (a) (b)	12	460
MKS Instruments, Inc.	9	339
Monolithic Power Systems, Inc. (a)	5	318
Nanometrics, Inc. (b)	4	63
NVIDIA Corp. (a)	67	2,387
Power Integrations, Inc.	3	149
Qorvo, Inc. (b)	6	302
QUALCOMM, Inc.	213	10,893
Rudolph Technologies, Inc. (b)	6	82
Semtech Corp. (b)	8	176
Silicon Laboratories, Inc. (a) (b)	5	225
Skyworks Solutions, Inc. (a)	8	623
SunEdison, Inc. (a) (b)	21	11
Synaptics, Inc. (b)	5	399
Teradyne, Inc.	36	777
Tessera Technologies, Inc.	10	310
Texas Instruments, Inc. (a)	109	6,259
Ultratech, Inc. (a) (b)	3	66
Veeco Instruments, Inc. (b)	11	214
Xilinx, Inc.	37	1,755

		80,921

SOFTWARE — 3.0%
ACI Worldwide, Inc. (a) (b)	12	250
Adobe Systems, Inc. (b)	34	3,189
ANSYS, Inc. (b)	9	805
Autodesk, Inc. (b)	23	1,341
Blackbaud, Inc.	3	189
Bottomline Technologies de, Inc. (a) (b)	3	91
CA, Inc. (a)	97	2,987
Cadence Design Systems, Inc. (b)	31	731
CDK Global, Inc.	8	372
Citrix Systems, Inc. (b)	19	1,493
CommVault Systems, Inc. (b)	3	130
Ebix, Inc. (a)	4	163
Electronic Arts, Inc. (a) (b)	29	1,917
Epiq Systems, Inc. (a)	7	105
Fair Isaac Corp.	4	424
Fortinet, Inc. (b)	13	398
Interactive Intelligence Group, Inc. (a) (b)	2	73
Intuit, Inc.	20	2,080
Manhattan Associates, Inc. (b)	3	171
Mentor Graphics Corp.	16	325
Microsoft Corp.	1,246	68,817
MicroStrategy, Inc. Class A (b)	1	180
Monotype Imaging Holdings, Inc.	5	120
Oracle Corp.	495	20,250
Progress Software Corp. (b)	10	241
PTC, Inc. (b)	13	431
Red Hat, Inc. (b)	15	1,118
Rovi Corp. (b)	14	287
salesforce.com, Inc. (b)	31	2,289
Symantec Corp. (a)	106	1,948
Synchronoss Technologies, Inc. (a) (b)	3	97
Synopsys, Inc. (b)	25	1,211
Take-Two Interactive Software, Inc. (b)	12	452
Tyler Technologies, Inc. (a) (b)	3	386
VASCO Data Security International, Inc. (a) (b)	16	246

		115,307

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	13	$326
Abercrombie & Fitch Co. Class A (a)	45	1,419
Advance Auto Parts, Inc. (a)	7	1,122
American Eagle Outfitters, Inc. (a)	47	784
Ascena Retail Group, Inc. (b)	91	1,007
AutoNation, Inc. (a) (b)	50	2,334
AutoZone, Inc. (a) (b)	3	2,390
Barnes & Noble Education, Inc. (a) (b)	13	127
Barnes & Noble, Inc. (a)	21	260
Bed Bath & Beyond, Inc. (a) (b)	39	1,936
Best Buy Co., Inc. (a)	194	6,293
Big 5 Sporting Goods Corp. (a)	9	100
Buckle, Inc. (a)	7	237
Cabela’s, Inc. (b)	12	584
Caleres, Inc.	10	283
CarMax, Inc. (a) (b)	29	1,482
Cato Corp. Class A	6	231
Chico’s FAS, Inc.	26	345
Children’s Place, Inc. (a)	6	501
CST Brands, Inc.	28	1,072
Dick’s Sporting Goods, Inc.	15	701
Finish Line, Inc. Class A (a)	10	211
Foot Locker, Inc. (a)	22	1,419
Francesca’s Holdings Corp. (a) (b)	18	345
GameStop Corp. Class A (a)	38	1,206
Gap, Inc. (a)	84	2,470
Genesco, Inc. (a) (b)	5	361
Group 1 Automotive, Inc.	16	939
Guess?, Inc. (a)	42	788
Haverty Furniture Cos., Inc. (a)	7	148
Hibbett Sports, Inc. (a) (b)	3	108
Home Depot, Inc.	140	18,680
Kirkland’s, Inc.	4	70
L Brands, Inc. (a)	24	2,107
Lithia Motors, Inc. Class A (a)	6	524
Lowe’s Cos., Inc.	124	9,393
Lumber Liquidators Holdings, Inc. (b)	4	53
MarineMax, Inc. (a) (b)	13	253
Monro Muffler Brake, Inc.	3	214
Murphy USA, Inc. (b)	29	1,782
O’Reilly Automotive, Inc. (a) (b)	10	2,737
Office Depot, Inc. (b)	159	1,129
Outerwall, Inc. (a)	13	481
Rent-A-Center, Inc. (a)	35	555
Ross Stores, Inc.	38	2,200
Select Comfort Corp. (a) (b)	6	116
Signet Jewelers, Ltd.	8	992
Sonic Automotive, Inc. Class A (a)	20	370
Stage Stores, Inc. (a)	17	137
Staples, Inc.	244	2,691
Stein Mart, Inc. (a)	15	110
Tailored Brands, Inc. (a)	9	161
Tiffany & Co. (a)	13	954
TJX Cos., Inc.	74	5,798
Tractor Supply Co.	10	905
Urban Outfitters, Inc. (a) (b)	22	728
Vitamin Shoppe, Inc. (a) (b)	4	124
Williams-Sonoma, Inc.	15	821

Zumiez, Inc. (a) (b)	3	60

		85,674

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
3D Systems Corp. (a) (b)	7	108
Apple, Inc.	580	63,214
Diebold, Inc. (a)	14	405
Electronics For Imaging, Inc. (b)	11	466
EMC Corp.	355	9,461
Hewlett Packard Enterprise Co.	654	11,595
HP, Inc.	694	8,550
Lexmark International, Inc. Class A	23	769
NCR Corp. (a) (b)	33	988
NetApp, Inc. (a)	59	1,610
SanDisk Corp.	40	3,043
Seagate Technology PLC (a)	90	3,101
Super Micro Computer, Inc. (a) (b)	6	204
Western Digital Corp. (a)	48	2,268

		105,782

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	3	316
Coach, Inc.	51	2,045
Crocs, Inc. (a) (b)	12	115
Deckers Outdoor Corp. (a) (b)	6	360
Fossil Group, Inc. (a) (b)	12	533
G-III Apparel Group, Ltd. (a) (b)	10	489
Hanesbrands, Inc.	36	1,020
Iconix Brand Group, Inc. (b)	15	121
Kate Spade & Co. (b)	15	383
Michael Kors Holdings, Ltd. (a) (b)	22	1,253
Movado Group, Inc. (a)	4	110
NIKE, Inc. Class B	98	6,024
Oxford Industries, Inc.	2	134
Perry Ellis International, Inc. (b)	6	110
PVH Corp.	11	1,090
Ralph Lauren Corp. (a)	19	1,829
Skechers U.S.A., Inc. Class A (a) (b)	12	365
Steven Madden, Ltd. (b)	7	259
Under Armour, Inc. Class A (a) (b)	8	679
VF Corp.	50	3,238
Wolverine World Wide, Inc.	16	295

		20,768

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	44	697
Bank Mutual Corp.	16	121
BofI Holding, Inc. (a) (b)	12	256
Dime Community Bancshares, Inc. (a)	9	159
New York Community Bancorp, Inc.	157	2,496
Northwest Bancshares, Inc. (a)	22	297
Oritani Financial Corp. (a)	6	102
Provident Financial Services, Inc. (a)	16	323
TrustCo Bank Corp.	25	151
Washington Federal, Inc. (a)	24	544

		5,146

TOBACCO — 1.5%
Altria Group, Inc.	266	16,668
Philip Morris International, Inc.	283	27,765

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Reynolds American, Inc.	224	$11,269
Universal Corp. (a)	13	739

		56,441

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	8	347
DXP Enterprises, Inc. (b)	7	123
Fastenal Co. (a)	25	1,225
GATX Corp. (a)	10	475
Kaman Corp. (a)	5	213
MSC Industrial Direct Co., Inc. Class A (a)	6	458
NOW, Inc. (b)	22	390
United Rentals, Inc. (b)	17	1,057
Veritiv Corp. (a) (b)	2	75
W.W. Grainger, Inc. (a)	9	2,101
Watsco, Inc.	7	943

		7,407

WATER UTILITIES — 0.0% (d)
American States Water Co.	8	315
Aqua America, Inc. (a)	30	955

		1,270

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	12	210
Telephone & Data Systems, Inc.	69	2,076

		2,286

TOTAL COMMON STOCKS (Cost $3,974,628)		3,866,990

SHORT-TERM INVESTMENTS — 18.2%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	695,921	695,921
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	9,282	9,282

TOTAL SHORT-TERM INVESTMENTS (Cost $705,203)		705,203

TOTAL INVESTMENTS — 117.8% (Cost $4,679,831)		4,572,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.8)%		(690,103)

NET ASSETS — 100.0%		$3,882,090

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown represents the rate at March 31, 2016.

REIT = Real Estate Investment Trust

NVDR = Non Voting Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$82,695	$—	$—	$82,695
Air Freight & Logistics	26,856	—	—	26,856
Airlines	17,677	—	—	17,677
Auto Components	15,015	—	—	15,015
Automobiles	64,237	—	—	64,237
Banks	322,447	—	—	322,447
Beverages	53,052	—	—	53,052
Biotechnology	47,589	—	—	47,589
Building Products	5,663	—	—	5,663
Capital Markets	83,904	—	—	83,904
Chemicals	75,256	—	—	75,256
Commercial Services & Supplies	27,127	—	—	27,127
Communications Equipment	35,779	—	—	35,779
Construction & Engineering	11,354	—	—	11,354
Construction Materials	2,495	—	—	2,495
Consumer Finance	32,095	—	—	32,095
Containers & Packaging	14,894	—	—	14,894
Distributors	5,105	—	—	5,105
Diversified Consumer Services	3,245	—	—	3,245
Diversified Financial Services	102,760	—	—	102,760
Diversified Telecommunication Services	154,943	—	—	154,943
Electric Utilities	118,366	—	—	118,366
Electrical Equipment	18,951	—	—	18,951
Electronic Equipment, Instruments & Components	39,680	—	—	39,680

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Energy Equipment & Services	$53,493	$—	$—	$53,493
Food & Staples Retailing.	135,115	—	—	135,115
Food Products	83,368	—	—	83,368
Gas Utilities	13,854	—	—	13,854
Health Care Equipment & Supplies	52,401	—	—	52,401
Health Care Providers & Services	124,729	—	—	124,729
Health Care Technology	2,016	—	—	2,016
Hotels, Restaurants & Leisure	55,592	—	—	55,592
Household Durables	20,521	—	—	20,521
Household Products	51,330	—	—	51,330
Independent Power Producers & Energy Traders	5,042	—	—	5,042
Industrial Conglomerates	86,949	—	—	86,949
Insurance	200,009	—	—	200,009
Internet & Catalog Retail	32,351	—	—	32,351
Internet Software & Services	73,209	—	—	73,209
IT Services	97,655	—	—	97,655
Leisure Equipment & Products	8,185	—	—	8,185
Life Sciences Tools & Services	12,156	—	—	12,156
Machinery	68,304	—	—	68,304
Marine	864	—	—	864
Media	95,142	—	—	95,142
Metals & Mining	32,060	—	—	32,060
Multi-Utilities	57,258	—	—	57,258
Multiline Retail	27,777	—	—	27,777
Oil, Gas & Consumable Fuels	382,246	—	—	382,246
Paper & Forest Products	3,849	—	—	3,849
Personal Products	5,195	—	—	5,195
Pharmaceuticals	129,558	—	—	129,558
Professional Services	10,381	—	—	10,381
Real Estate Investment Trusts (REITs)	79,777	—	—	79,777
Real Estate Management & Development	2,294	—	—	2,294
Road & Rail	22,123	—	—	22,123
Semiconductors & Semiconductor Equipment	80,921	—	—	80,921
Software	115,307	—	—	115,307
Specialty Retail	85,674	—	—	85,674
Technology Hardware, Storage & Peripherals	105,782	—	—	105,782
Textiles, Apparel & Luxury Goods	20,768	—	—	20,768
Thrifts & Mortgage Finance	5,146	—	—	5,146
Tobacco.	56,441	—	—	56,441
Trading Companies & Distributors	7,407	—	—	7,407
Water Utilities	1,270	—	—	1,270
Wireless Telecommunication Services	2,286	—	—	2,286
Short-Term Investments	705,203	—	—	705,203

TOTAL INVESTMENTS	$4,572,193	$—	$—	$4,572,193

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.3%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	88	$1,441
B/E Aerospace, Inc. (b)	37	1,706
Boeing Co. (b)	415	52,680
Cubic Corp. (b)	8	320
Curtiss-Wright Corp. (b)	33	2,497
Engility Holdings, Inc. (a) (b)	4	75
Esterline Technologies Corp. (a) (b)	15	961
General Dynamics Corp.	223	29,296
Honeywell International, Inc.	721	80,788
Huntington Ingalls Industries, Inc.	48	6,573
KLX, Inc. (a) (b)	17	546
L-3 Communications Holdings, Inc.	45	5,332
Lockheed Martin Corp.	338	74,867
Moog, Inc. Class A (a)	4	183
Northrop Grumman Corp.	248	49,079
Orbital ATK, Inc.	95	8,259
Raytheon Co.	438	53,712
Rockwell Collins, Inc. (b)	133	12,264
TASER International, Inc. (a) (b)	85	1,669
Teledyne Technologies, Inc. (a)	11	970
Textron, Inc.	132	4,813
Triumph Group, Inc. (b)	16	504
United Technologies Corp.	182	18,218

		406,753

AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	36	1,522
C.H. Robinson Worldwide, Inc. (b)	44	3,266
Expeditors International of Washington, Inc.	139	6,784
FedEx Corp.	57	9,275
Forward Air Corp.	40	1,813
Hub Group, Inc. Class A (a)	4	163
United Parcel Service, Inc. Class B (b)	398	41,977

		64,800

AIRLINES — 0.5%
Alaska Air Group, Inc. (b)	172	14,108
Allegiant Travel Co.	7	1,246
American Airlines Group, Inc. (b)	139	5,700
Delta Air Lines, Inc.	727	35,390
Hawaiian Holdings, Inc. (a) (b)	92	4,342
JetBlue Airways Corp. (a) (b)	531	11,215
SkyWest, Inc. (b)	84	1,679
Southwest Airlines Co.	315	14,112
United Continental Holdings, Inc. (a)	49	2,933

		90,725

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (b)	48	1,843
Delphi Automotive PLC	408	30,608
Dorman Products, Inc. (a)	39	2,123
Drew Industries, Inc.	20	1,289
Gentex Corp. (b)	167	2,620
Gentherm, Inc. (a) (b)	52	2,163
Goodyear Tire & Rubber Co.	408	13,456
Johnson Controls, Inc.	143	5,573
Standard Motor Products, Inc. (b)	20	693
Superior Industries International, Inc. (b)	4	88

		60,456

AUTOMOBILES — 0.4%
Ford Motor Co.	2,230	30,105
General Motors Co.	1,308	41,110
Harley-Davidson, Inc. (b)	8	411
Thor Industries, Inc. (b)	31	1,977
Winnebago Industries, Inc. (b)	44	988

		74,591

BANKS — 6.6%
Associated Banc-Corp.	137	2,458
BancorpSouth, Inc. (b)	108	2,301
Bank of America Corp.	11,458	154,912
Bank of Hawaii Corp. (b)	41	2,799
Bank of the Ozarks, Inc. (b)	117	4,911
Banner Corp. (b)	27	1,135
BB&T Corp.	790	26,283
BBCN Bancorp, Inc. (b)	133	2,020
Boston Private Financial Holdings, Inc. (b)	92	1,053
Brookline Bancorp, Inc.	32	352
Cathay General Bancorp	84	2,380
Citigroup, Inc.	3,016	125,918
City Holding Co. (b)	8	382
Columbia Banking System, Inc. (b)	61	1,825
Comerica, Inc. (b)	132	4,999
Commerce Bancshares, Inc. (b)	71	3,191
Community Bank System, Inc. (b)	28	1,070
Cullen/Frost Bankers, Inc. (b)	24	1,323
CVB Financial Corp. (b)	92	1,605
East West Bancorp, Inc.	169	5,489
Fifth Third Bancorp (b)	1,013	16,907
First Bancorp (a) (b)	76	222
First Financial Bancorp	28	509
First Financial Bankshares, Inc. (b)	76	2,248
First Horizon National Corp. (b)	352	4,611
First Midwest Bancorp, Inc. (b)	91	1,640
First Niagara Financial Group, Inc.	600	5,808
FirstMerit Corp. (b)	207	4,357
FNB Corp. (b)	253	3,292
Fulton Financial Corp.	192	2,569
Glacier Bancorp, Inc. (b)	76	1,932
Hancock Holding Co. (b)	21	482
Hanmi Financial Corp. (b)	48	1,057
Home BancShares, Inc. (b)	73	2,989
Huntington Bancshares, Inc.	941	8,977
Independent Bank Corp.	20	919
International Bancshares Corp. (b)	20	493
JPMorgan Chase & Co.	5,084	301,075
KeyCorp. (b)	625	6,900
LegacyTexas Financial Group, Inc.	79	1,552
M&T Bank Corp.	174	19,314
MB Financial, Inc. (b)	93	3,018
National Penn Bancshares, Inc. (b)	120	1,277
NBT Bancorp, Inc. (b)	12	323
Old National Bancorp (b)	100	1,219
PacWest Bancorp (b)	84	3,121
People’s United Financial, Inc. (b)	416	6,627
Pinnacle Financial Partners, Inc. (b)	36	1,766
PNC Financial Services Group, Inc.	604	51,080
PrivateBancorp, Inc.	92	3,551

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Prosperity Bancshares, Inc.	23	$1,067
Regions Financial Corp. (b)	1,436	11,273
S&T Bancorp, Inc. (b)	71	1,829
Signature Bank (a)	83	11,298
Simmons First National Corp Class A (b)	40	1,803
Sterling Bancorp (b)	231	3,680
SunTrust Banks, Inc.	606	21,865
SVB Financial Group (a)	51	5,205
Synovus Financial Corp.	172	4,973
Talmer Bancorp, Inc Class A	95	1,719
TCF Financial Corp.	147	1,802
Texas Capital Bancshares, Inc. (a)	63	2,418
Tompkins Financial Corp. (b)	4	256
Trustmark Corp. (b)	48	1,105
UMB Financial Corp.	1	52
Umpqua Holdings Corp. (b)	143	2,268
United Bankshares, Inc. (b)	77	2,826
United Community Banks, Inc. (b)	28	517
US Bancorp (b)	1,219	49,479
Valley National Bancorp (b)	203	1,937
Webster Financial Corp. (b)	115	4,129
Wells Fargo & Co.	4,352	210,463
Westamerica Bancorp (b)	12	585
Wilshire Bancorp, Inc. (b)	104	1,071
Wintrust Financial Corp. (b)	48	2,128
Zions Bancorp (b)	243	5,883

		1,157,872

BEVERAGES — 2.6%
Boston Beer Co., Inc. Class A (a) (b)	5	925
Brown-Forman Corp. Class B (b)	115	11,324
Coca-Cola Co. (b)	3,668	170,159
Coca-Cola Enterprises, Inc.	268	13,598
Constellation Brands, Inc. Class A	251	37,924
Dr. Pepper Snapple Group, Inc. (b)	272	24,322
Molson Coors Brewing Co. Class B (b)	272	26,161
Monster Beverage Corp. (a) (b)	218	29,077
PepsiCo, Inc.	1,475	151,158

		464,648

BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	1,079	61,632
Acorda Therapeutics, Inc. (a) (b)	13	344
Alexion Pharmaceuticals, Inc. (a)	169	23,528
Amgen, Inc.	697	104,501
Baxalta, Inc.	766	30,946
Biogen, Inc. (a)	29	7,549
Celgene Corp. (a)	518	51,847
Emergent BioSolutions, Inc. (a) (b)	51	1,854
Gilead Sciences, Inc.	795	73,029
Ligand Pharmaceuticals, Inc. (a) (b)	20	2,142
MiMedx Group, Inc. (a) (b)	163	1,425
Momenta Pharmaceuticals, Inc. (a) (b)	79	730
Regeneron Pharmaceuticals, Inc. (a)	120	43,253
Repligen Corp. (a) (b)	55	1,475
Spectrum Pharmaceuticals, Inc. (a) (b)	20	127
United Therapeutics Corp. (a) (b)	51	5,683
Vertex Pharmaceuticals, Inc. (a)	292	23,211

		433,276

BUILDING PRODUCTS — 0.4%
Allegion PLC	112	7,135
American Woodmark Corp. (a) (b)	23	1,716
AO Smith Corp. (b)	113	8,623
Apogee Enterprises, Inc. (b)	48	2,107
Fortune Brands Home & Security, Inc. (b)	222	12,441
Gibraltar Industries, Inc. (a) (b)	20	572
Griffon Corp. (b)	20	309
Lennox International, Inc. (b)	59	7,976
Masco Corp.	551	17,329
Quanex Building Products Corp.	44	764
Simpson Manufacturing Co., Inc.	73	2,786
Universal Forest Products, Inc. (b)	28	2,403

		64,161

CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc. (a)	16	2,598
Ameriprise Financial, Inc.	39	3,666
Bank of New York Mellon Corp.	1,300	47,879
BlackRock, Inc. (b)	83	28,267
Calamos Asset Management, Inc. Class A (b)	4	34
Charles Schwab Corp. (b)	1,740	48,755
E*TRADE Financial Corp. (a)	459	11,241
Eaton Vance Corp. (b)	15	503
Evercore Partners, Inc. Class A	43	2,225
Federated Investors, Inc. Class B	95	2,741
Financial Engines, Inc.	43	1,352
Franklin Resources, Inc.	17	664
Goldman Sachs Group, Inc.	331	51,960
Greenhill & Co., Inc. (b)	11	244
HFF, Inc. Class A (b)	44	1,211
Interactive Brokers Group, Inc. Class A (b)	71	2,792
Invesco, Ltd. (b)	206	6,339
Investment Technology Group, Inc.	56	1,238
Janus Capital Group, Inc. (b)	19	278
Legg Mason, Inc.	24	832
Morgan Stanley	727	18,182
Northern Trust Corp. (b)	252	16,423
Piper Jaffray Cos. (a) (b)	16	793
Raymond James Financial, Inc. (b)	140	6,666
SEI Investments Co. (b)	223	9,600
State Street Corp. (b) (c)	195	11,412
Stifel Financial Corp. (a) (b)	27	799
T Rowe Price Group, Inc.	122	8,962
Virtus Investment Partners, Inc. (b)	8	625
WisdomTree Investments, Inc. (b)	45	514

		288,795

CHEMICALS — 1.7%
A Schulman, Inc. (b)	20	544
Air Products & Chemicals, Inc. (b)	77	11,092
Airgas, Inc.	95	13,456
Albemarle Corp. (b)	143	9,142
American Vanguard Corp.	40	631
Ashland, Inc.	13	1,429
Balchem Corp.	37	2,295
Cabot Corp. (b)	5	242

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

CF Industries Holdings, Inc.	11	$345
Chemours Co.	116	812
Dow Chemical Co. (b)	1,435	72,984
E.I. du Pont de Nemours & Co. (b)	578	36,599
Eastman Chemical Co.	85	6,140
Ecolab, Inc. (b)	292	32,564
Flotek Industries, Inc. (a) (b)	75	550
FMC Corp.	1	40
Hawkins, Inc. (b)	4	144
HB Fuller Co.	27	1,146
Innophos Holdings, Inc.	12	371
Innospec, Inc. (b)	35	1,518
International Flavors & Fragrances, Inc. (b)	95	10,808
Intrepid Potash, Inc. (a) (b)	4	4
Koppers Holdings, Inc. (a) (b)	8	180
Kraton Performance Polymers, Inc. (a)	40	692
LSB Industries, Inc. (a)	20	255
LyondellBasell Industries NV Class A (b)	427	36,543
Minerals Technologies, Inc.	1	57
Monsanto Co.	61	5,352
Mosaic Co. (b)	44	1,188
NewMarket Corp. (b)	5	1,981
Olin Corp. (b)	31	538
PolyOne Corp. (b)	41	1,240
PPG Industries, Inc.	83	9,254
Praxair, Inc.	61	6,981
Quaker Chemical Corp. (b)	25	2,122
Rayonier Advanced Materials, Inc.	1	10
RPM International, Inc.	64	3,029
Scotts Miracle-Gro Co. Class A	49	3,566
Sensient Technologies Corp.	55	3,490
Sherwin-Williams Co.	45	12,810
Stepan Co.	16	885
Tredegar Corp. (b)	39	613
Valspar Corp. (b)	49	5,244

		298,886

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	59	1,906
ADT Corp.	96	3,961
Brady Corp. Class A (b)	12	322
Brink’s Co.	79	2,654
Cintas Corp. (b)	112	10,059
Copart, Inc. (a)	97	3,955
Deluxe Corp. (b)	32	2,000
G&K Services, Inc. Class A (b)	20	1,465
Healthcare Services Group, Inc. (b)	96	3,534
Herman Miller, Inc.	39	1,205
HNI Corp. (b)	29	1,136
Interface, Inc. (b)	83	1,539
Matthews International Corp. Class A (b)	24	1,235
Mobile Mini, Inc. (b)	5	165
MSA Safety, Inc. (b)	24	1,160
Pitney Bowes, Inc. (b)	41	883
Republic Services, Inc.	303	14,438
Rollins, Inc.	124	3,363
RR Donnelley & Sons Co.	81	1,328
Stericycle, Inc. (a) (b)	33	4,164
Tetra Tech, Inc.	91	2,714

Tyco International PLC (b)	91	3,341
UniFirst Corp.	19	2,073
Viad Corp. (b)	47	1,370
Waste Connections, Inc.	188	12,143
Waste Management, Inc.	347	20,473

		102,586

COMMUNICATIONS EQUIPMENT — 1.0%
ARRIS International PLC (a)	211	4,836
Bel Fuse, Inc. Class B (b)	4	58
Black Box Corp. (b)	4	54
CalAmp Corp. (a) (b)	55	986
Ciena Corp. (a) (b)	137	2,606
Cisco Systems, Inc.	3,798	108,129
F5 Networks, Inc. (a) (b)	16	1,694
Harmonic, Inc. (a) (b)	171	559
Harris Corp.	192	14,949
InterDigital, Inc. (b)	20	1,113
Ixia (a)	55	685
Juniper Networks, Inc.	537	13,699
Lumentum Holdings, Inc. (a)	70	1,888
Motorola Solutions, Inc.	188	14,232
NETGEAR, Inc. (a)	16	646
NetScout Systems, Inc. (a) (b)	65	1,493
Plantronics, Inc.	25	980
Polycom, Inc. (a) (b)	157	1,751
ViaSat, Inc. (a) (b)	44	3,233
Viavi Solutions, Inc. (a)	11	75

		173,666

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a) (b)	194	5,973
Aegion Corp. (a) (b)	44	928
Comfort Systems USA, Inc.	83	2,637
Dycom Industries, Inc. (a) (b)	55	3,557
EMCOR Group, Inc.	55	2,673
Fluor Corp. (b)	56	3,007
Granite Construction, Inc. (b)	57	2,725
Jacobs Engineering Group, Inc. (a) (b)	124	5,400
KBR, Inc.	19	294
Orion Marine Group, Inc. (a) (b)	12	62
Quanta Services, Inc. (a)	9	203
Valmont Industries, Inc. (b)	4	496

		27,955

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc. (b)	5	351
Headwaters, Inc. (a) (b)	100	1,984
Martin Marietta Materials, Inc. (b)	95	15,153
Vulcan Materials Co.	206	21,747

		39,235

CONSUMER FINANCE — 0.4%
American Express Co. (b)	188	11,543
Capital One Financial Corp. (b)	351	24,328
Cash America International, Inc. (b)	19	734
Discover Financial Services	282	14,359
Enova International, Inc. (a) (b)	17	107
First Cash Financial Services, Inc. (b)	4	184
Navient Corp. (b)	16	192
PRA Group, Inc. (a) (b)	36	1,058

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SLM Corp. (a) (b)	55	$350
Synchrony Financial (a) (b)	478	13,700
World Acceptance Corp. (a)	15	569

		67,124

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	73	5,724
Avery Dennison Corp.	128	9,230
Ball Corp. (b)	162	11,549
Bemis Co., Inc. (b)	88	4,557
Greif, Inc. Class A (b)	12	393
International Paper Co.	55	2,257
Myers Industries, Inc. (b)	40	514
Packaging Corp. of America (b)	29	1,752
Sealed Air Corp.	218	10,466
Silgan Holdings, Inc.	47	2,499
Sonoco Products Co.	65	3,157
WestRock Co.	11	429

		52,527

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	31	2,528
Genuine Parts Co.	73	7,253
LKQ Corp. (a)	365	11,655
Pool Corp. (b)	57	5,001
VOXX International Corp. (a) (b)	8	36

		26,473

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a) (b)	4	82
Capella Education Co. (b)	4	211
Career Education Corp. (a)	4	18
DeVry Education Group, Inc. (b)	5	86
Graham Holdings Co. Class B	1	480
H&R Block, Inc. (b)	135	3,567
Regis Corp. (a)	36	547
Service Corp. International (b)	307	7,577
Sotheby’s (b)	61	1,631
Universal Technical Institute, Inc. (b)	4	17

		14,216

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	754	106,978
CBOE Holdings, Inc. (b)	55	3,593
CME Group, Inc.	372	35,731
FactSet Research Systems, Inc. (b)	49	7,425
Intercontinental Exchange, Inc.	172	40,444
Leucadia National Corp.	123	1,989
MarketAxess Holdings, Inc. (b)	64	7,989
McGraw Hill Financial, Inc.	298	29,496
Moody’s Corp. (b)	190	18,346
MSCI, Inc.	149	11,038
Nasdaq, Inc. (b)	190	12,612

		275,641

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc. (b)	6,307	247,045
Atlantic Tele-Network, Inc. (b)	8	607
CenturyLink, Inc. (b)	25	799
Cincinnati Bell, Inc. (a) (b)	326	1,262
Consolidated Communications Holdings, Inc. (b)	65	1,674

Frontier Communications Corp. (b)	59	330
General Communication, Inc. Class A (a) (b)	8	146
Level 3 Communications, Inc. (a)	292	15,432
Verizon Communications, Inc. (b)	3,087	166,945

		434,240

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	41	2,299
American Electric Power Co., Inc.	238	15,803
Cleco Corp.	55	3,036
Duke Energy Corp.	151	12,183
Edison International	100	7,189
El Paso Electric Co.	20	918
Entergy Corp. (b)	39	3,092
Eversource Energy (b)	153	8,926
Exelon Corp. (b)	121	4,339
FirstEnergy Corp.	56	2,014
Great Plains Energy, Inc.	123	3,967
Hawaiian Electric Industries, Inc. (b)	24	778
IDACORP, Inc.	37	2,760
NextEra Energy, Inc. (b)	264	31,242
OGE Energy Corp. (b)	59	1,689
PG&E Corp.	238	14,213
Pinnacle West Capital Corp. (b)	54	4,054
PNM Resources, Inc. (b)	36	1,214
PPL Corp.	621	23,641
Southern Co. (b)	521	26,951
Westar Energy, Inc. (b)	105	5,209
Xcel Energy, Inc.	290	12,128

		187,645

ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc. (b)	73	15,924
AMETEK, Inc.	262	13,095
AZZ, Inc.	51	2,886
Eaton Corp. PLC (b)	61	3,816
Emerson Electric Co.	144	7,831
Encore Wire Corp. (b)	8	311
EnerSys (b)	37	2,062
General Cable Corp. (b)	3	37
Hubbell, Inc.	31	3,284
Powell Industries, Inc. (b)	8	238
Regal Beloit Corp. (b)	29	1,830
Rockwell Automation, Inc.	76	8,645

		59,959

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Agilysys, Inc. (a) (b)	4	41
Amphenol Corp. Class A (b)	176	10,176
Anixter International, Inc. (a) (b)	9	469
Arrow Electronics, Inc. (a)	54	3,478
Avnet, Inc. (b)	111	4,917
Badger Meter, Inc. (b)	8	532
Belden, Inc.	1	61
Checkpoint Systems, Inc. (a)	95	961
Cognex Corp. (b)	27	1,052
Coherent, Inc. (a) (b)	19	1,746
Corning, Inc.	157	3,280
CTS Corp. (b)	16	252

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Daktronics, Inc.	8	$63
Electro Scientific Industries, Inc. (a)	4	29
FARO Technologies, Inc. (a) (b)	31	998
FEI Co. (b)	31	2,759
FLIR Systems, Inc. (b)	65	2,142
II-VI, Inc. (a) (b)	12	261
Ingram Micro, Inc. Class A	212	7,613
Insight Enterprises, Inc. (a) (b)	12	344
IPG Photonics Corp. (a) (b)	54	5,188
Itron, Inc. (a) (b)	32	1,335
Jabil Circuit, Inc. (b)	227	4,374
Keysight Technologies, Inc. (a)	23	638
Knowles Corp. (a)	40	527
Littelfuse, Inc.	15	1,847
Methode Electronics, Inc. (b)	5	146
MTS Systems Corp.	24	1,460
National Instruments Corp. (b)	32	964
OSI Systems, Inc. (a) (b)	25	1,637
Plexus Corp. (a) (b)	28	1,107
QLogic Corp. (a) (b)	108	1,452
Rogers Corp. (a) (b)	24	1,437
Sanmina Corp. (a) (b)	13	304
SYNNEX Corp. (b)	41	3,796
TE Connectivity, Ltd.	222	13,746
Tech Data Corp. (a) (b)	51	3,915
Trimble Navigation, Ltd. (a)	79	1,959
TTM Technologies, Inc. (a) (b)	4	27
VeriFone Systems, Inc. (a) (b)	67	1,892
Vishay Intertechnology, Inc. (b)	127	1,551
Zebra Technologies Corp. Class A (a) (b)	7	483

		90,959

ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc. (b)	9	72
Atwood Oceanics, Inc. (b)	7	64
Baker Hughes, Inc.	57	2,498
Cameron International Corp. (a)	311	20,853
CARBO Ceramics, Inc. (b)	24	341
Diamond Offshore Drilling, Inc. (b)	3	65
Ensco PLC Class A (b)	31	321
Era Group, Inc. (a) (b)	4	38
Exterran Corp. (a)	4	62
FMC Technologies, Inc. (a)	29	793
Geospace Technologies Corp. (a) (b)	3	37
Gulf Island Fabrication, Inc.	4	31
Halliburton Co.	188	6,715
Helix Energy Solutions Group, Inc. (a)	4	22
Helmerich & Payne, Inc. (b)	52	3,053
Hornbeck Offshore Services, Inc. (a) (b)	3	30
Matrix Service Co. (a) (b)	4	71
Nabors Industries, Ltd.	12	110
National Oilwell Varco, Inc. (b)	20	622
Noble Corp. PLC (b)	11	114
Oil States International, Inc. (a)	24	757
Patterson-UTI Energy, Inc. (b)	5	88
Pioneer Energy Services Corp. (a) (b)	139	306
Rowan Cos. PLC Class A (b)	16	258
Schlumberger, Ltd. (b)	278	20,503
Superior Energy Services, Inc.	5	67
TETRA Technologies, Inc. (a)	144	914
Tidewater, Inc. (b)	13	89

Unit Corp. (a)	1	9
US Silica Holdings, Inc.	1	23

		58,926

FOOD & STAPLES RETAILING — 2.0%
Andersons, Inc. (b)	3	94
Casey’s General Stores, Inc.	68	7,706
Costco Wholesale Corp.	571	89,978
CVS Health Corp. (b)	731	75,827
Kroger Co.	1,328	50,796
SpartanNash Co.	8	242
SUPERVALU, Inc. (a)	246	1,417
Sysco Corp.	439	20,514
United Natural Foods, Inc. (a) (b)	37	1,491
Wal-Mart Stores, Inc. (b)	69	4,726
Walgreens Boots Alliance, Inc.	1,112	93,675
Whole Foods Market, Inc. (b)	15	467

		346,933

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	79	2,869
B&G Foods, Inc. (b)	93	3,237
Cal-Maine Foods, Inc. (b)	40	2,076
Calavo Growers, Inc. (b)	8	457
Campbell Soup Co. (b)	233	14,863
ConAgra Foods, Inc.	590	26,326
Dean Foods Co. (b)	75	1,299
Flowers Foods, Inc. (b)	206	3,803
General Mills, Inc.	659	41,748
Hain Celestial Group, Inc. (a) (b)	13	532
Hershey Co. (b)	44	4,052
Hormel Foods Corp. (b)	462	19,977
Ingredion, Inc.	101	10,786
J&J Snack Foods Corp.	23	2,490
J.M. Smucker Co. (b)	161	20,904
Kellogg Co.	298	22,812
Kraft Heinz Co.	968	76,046
Lancaster Colony Corp. (b)	24	2,654
McCormick & Co., Inc. (b)	159	15,817
Mead Johnson Nutrition Co.	27	2,294
Mondelez International, Inc. Class A	2,309	92,637
Post Holdings, Inc. (a) (b)	103	7,083
Sanderson Farms, Inc.	8	721
Seneca Foods Corp. Class A (a)	12	417
Snyder’s-Lance, Inc.	83	2,613
Tootsie Roll Industries, Inc. (b)	12	432
TreeHouse Foods, Inc. (a) (b)	20	1,735
Tyson Foods, Inc. Class A (b)	482	32,130
WhiteWave Foods Co. (a) (b)	206	8,372

		421,182

GAS UTILITIES — 0.3%
AGL Resources, Inc.	172	11,204
Atmos Energy Corp.	136	10,099
Laclede Group, Inc. (b)	49	3,320
National Fuel Gas Co. (b)	15	751
New Jersey Resources Corp. (b)	105	3,825
Northwest Natural Gas Co.	12	646
ONE Gas, Inc. (b)	55	3,361
Piedmont Natural Gas Co., Inc.	136	8,137
Questar Corp.	23	570

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

South Jersey Industries, Inc.	54	$1,536
Southwest Gas Corp.	37	2,436
UGI Corp.	113	4,553
WGL Holdings, Inc. (b)	77	5,573

		56,011

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abaxis, Inc. (b)	24	1,089
Abbott Laboratories	969	40,533
Abiomed, Inc. (a) (b)	54	5,120
Align Technology, Inc. (a)	92	6,687
Analogic Corp. (b)	7	553
Baxter International, Inc.	360	14,789
Becton Dickinson and Co.	251	38,107
Boston Scientific Corp. (a)	1,835	34,516
C.R. Bard, Inc.	81	16,416
Cantel Medical Corp. (b)	49	3,497
CONMED Corp. (b)	47	1,971
Cooper Cos., Inc. (b)	7	1,078
CryoLife, Inc. (b)	36	387
Cynosure, Inc. Class A (a) (b)	3	132
DENTSPLY SIRONA, Inc. (b)	344	21,201
Edwards Lifesciences Corp. (a)	307	27,080
Greatbatch, Inc. (a) (b)	12	428
Haemonetics Corp. (a) (b)	16	560
Halyard Health, Inc. (a) (b)	52	1,494
Hill-Rom Holdings, Inc.	37	1,861
Hologic, Inc. (a) (b)	359	12,385
ICU Medical, Inc. (a) (b)	20	2,082
IDEXX Laboratories, Inc. (a) (b)	36	2,820
Integra LifeSciences Holdings Corp. (a) (b)	55	3,705
Intuitive Surgical, Inc. (a) (b)	37	22,239
LivaNova PLC (a)	60	3,239
Masimo Corp. (a)	109	4,561
Medtronic PLC	1,447	108,525
Meridian Bioscience, Inc. (b)	20	412
Merit Medical Systems, Inc. (a) (b)	20	370
Natus Medical, Inc. (a) (b)	48	1,845
Neogen Corp. (a) (b)	28	1,410
NuVasive, Inc. (a) (b)	71	3,454
Nuvectra Corp. (a)	1	5
ResMed, Inc. (b)	31	1,792
St. Jude Medical, Inc. (b)	136	7,480
STERIS PLC (b)	118	8,384
Stryker Corp. (b)	236	25,320
SurModics, Inc. (a) (b)	20	368
Teleflex, Inc. (b)	56	8,793
Varian Medical Systems, Inc. (a) (b)	21	1,680
West Pharmaceutical Services, Inc. (b)	108	7,487
Zimmer Biomet Holdings, Inc. (b)	74	7,891

		453,746

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc. (b)	444	49,883
Air Methods Corp. (a) (b)	4	145
Almost Family, Inc. (a)	4	149
Amedisys, Inc. (a) (b)	72	3,480
AmerisourceBergen Corp Class A (b)	198	17,137
AMN Healthcare Services, Inc. (a) (b)	68	2,285

Amsurg Corp. (a) (b)	92	6,863
Anthem, Inc. (b)	195	27,103
Cardinal Health, Inc.	332	27,207
Centene Corp. (a) (b)	241	14,818
Chemed Corp. (b)	23	3,115
Cigna Corp.	396	54,347
Community Health Systems, Inc. (a) (b)	16	296
Cross Country Healthcare, Inc. (a) (b)	4	47
DaVita HealthCare Partners, Inc. (a)	96	7,044
Ensign Group, Inc. (b)	48	1,087
ExamWorks Group, Inc. (a) (b)	47	1,389
Express Scripts Holding Co. (a)	625	42,931
HCA Holdings, Inc. (a)	153	11,942
HealthEquity, Inc. (a) (b)	57	1,406
Healthways, Inc. (a) (b)	52	525
Henry Schein, Inc. (a)	104	17,954
Humana, Inc. (b)	202	36,956
Kindred Healthcare, Inc.	29	358
Laboratory Corp. of America Holdings (a) (b)	83	9,722
Landauer, Inc. (b)	8	265
LHC Group, Inc. (a) (b)	12	427
LifePoint Health, Inc. (a)	49	3,393
Magellan Health, Inc. (a)	32	2,174
McKesson Corp.	111	17,455
MEDNAX, Inc. (a) (b)	71	4,588
Molina Healthcare, Inc. (a) (b)	57	3,676
Owens & Minor, Inc. (b)	47	1,900
Patterson Cos., Inc. (b)	33	1,535
PharMerica Corp. (a) (b)	13	287
Quest Diagnostics, Inc.	105	7,502
Tenet Healthcare Corp. (a) (b)	4	116
UnitedHealth Group, Inc. (b)	1,063	137,021
Universal Health Services, Inc. Class B	116	14,468
VCA, Inc. (a) (b)	60	3,461
WellCare Health Plans, Inc. (a) (b)	37	3,432

		539,889

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	276	3,646
Cerner Corp. (a) (b)	93	4,925
Computer Programs & Systems, Inc.	4	209
HealthStream, Inc. (a)	32	707
HMS Holdings Corp. (a) (b)	55	789
Medidata Solutions, Inc. (a) (b)	31	1,200
Omnicell, Inc. (a) (b)	67	1,867
Quality Systems, Inc. (b)	47	716

		14,059

HOTELS, RESTAURANTS & LEISURE — 2.7%
BJ’s Restaurants, Inc. (a)	35	1,455
Bob Evans Farms, Inc. (b)	28	1,307
Boyd Gaming Corp. (a) (b)	123	2,541
Brinker International, Inc.	8	368
Buffalo Wild Wings, Inc. (a) (b)	5	741
Carnival Corp. (b)	669	35,303
Cheesecake Factory, Inc. (b)	9	478
Chipotle Mexican Grill, Inc. (a)	1	471
Cracker Barrel Old Country Store, Inc. (b)	13	1,985

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Darden Restaurants, Inc. (b)	147	$9,746
DineEquity, Inc.	3	280
Domino’s Pizza, Inc. (b)	65	8,571
Dunkin’ Brands Group, Inc. (b)	36	1,698
International Speedway Corp. Class A	24	886
Interval Leisure Group, Inc. (b)	52	751
Jack in the Box, Inc. (b)	15	958
Marcus Corp. (b)	4	76
Marriott International, Inc. Class A (b)	60	4,271
Marriott Vacations Worldwide Corp. (b)	23	1,552
McDonald’s Corp.	1,412	177,460
Panera Bread Co. Class A (a) (b)	27	5,530
Papa John’s International, Inc.	7	379
Pinnacle Entertainment, Inc. (a)	104	3,650
Popeyes Louisiana Kitchen, Inc. (a) (b)	15	781
Red Robin Gourmet Burgers, Inc. (a)	16	1,032
Royal Caribbean Cruises, Ltd. (b)	276	22,673
Ruby Tuesday, Inc. (a) (b)	4	22
Ruth’s Hospitality Group, Inc.	48	884
Scientific Games Corp. Class A (a) (b)	80	754
Sonic Corp. (b)	76	2,672
Starbucks Corp.	2,447	146,086
Starwood Hotels & Resorts Worldwide, Inc.	96	8,009
Texas Roadhouse, Inc. (b)	92	4,009
Wendy’s Co. (b)	165	1,797
Wyndham Worldwide Corp. (b)	25	1,911
Wynn Resorts, Ltd. (b)	3	280
Yum! Brands, Inc.	323	26,438

		477,805

HOUSEHOLD DURABLES — 0.6%
CalAtlantic Group, Inc. (b)	77	2,573
D.R. Horton, Inc.	502	15,175
Ethan Allen Interiors, Inc. (b)	16	509
Garmin, Ltd. (b)	17	679
Harman International Industries, Inc. (b)	3	267
Helen of Troy, Ltd. (a) (b)	43	4,459
Jarden Corp. (a)	268	15,799
KB Home (b)	39	557
La-Z-Boy, Inc.	69	1,845
Leggett & Platt, Inc. (b)	89	4,308
Lennar Corp. Class A (b)	182	8,801
M/I Homes, Inc. (a) (b)	32	597
MDC Holdings, Inc.	15	376
Meritage Homes Corp. (a) (b)	19	693
Mohawk Industries, Inc. (a)	76	14,508
Newell Rubbermaid, Inc.	364	16,122
NVR, Inc. (a)	5	8,662
PulteGroup, Inc. (b)	69	1,291
Tempur Sealy International, Inc. (a) (b)	104	6,322
Toll Brothers, Inc. (a)	79	2,331
TopBuild Corp. (a) (b)	54	1,606
Tupperware Brands Corp. (b)	20	1,160
Universal Electronics, Inc. (a)	25	1,550
Whirlpool Corp. (b)	4	721

		110,911

HOUSEHOLD PRODUCTS — 1.4%
Central Garden & Pet Co. Class A (a) (b)	56	912
Church & Dwight Co., Inc. (b)	109	10,048

Clorox Co. (b)	176	22,187
Colgate-Palmolive Co.	513	36,243
Energizer Holdings, Inc.	36	1,458
Kimberly-Clark Corp.	495	66,583
Procter & Gamble Co.	1,317	108,402
WD-40 Co.	16	1,728

		247,561

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
AES Corp.	180	2,124
NRG Energy, Inc. (b)	43	559
Talen Energy Corp. (a) (b)	45	405

		3,088

INDUSTRIAL CONGLOMERATES — 3.4%
3M Co.	298	49,656
Carlisle Cos., Inc.	37	3,682
Danaher Corp. (b)	655	62,133
General Electric Co. (b)	14,610	464,452
Roper Technologies, Inc.	137	25,039

		604,962

INSURANCE — 3.2%
Aflac, Inc.	395	24,940
Alleghany Corp. (a)	17	8,435
Allstate Corp.	119	8,017
American Equity Investment Life Holding Co.	97	1,630
American Financial Group, Inc.	109	7,670
American International Group, Inc.	1,697	91,723
AMERISAFE, Inc.	20	1,051
Aon PLC	206	21,517
Arthur J Gallagher & Co. (b)	68	3,025
Aspen Insurance Holdings, Ltd.	77	3,673
Assurant, Inc.	96	7,406
Brown & Brown, Inc. (b)	99	3,544
Chubb, Ltd.	509	60,647
Cincinnati Financial Corp.	186	12,157
CNO Financial Group, Inc.	196	3,512
eHealth, Inc. (a) (b)	24	225
Employers Holdings, Inc.	24	675
Endurance Specialty Holdings, Ltd.	71	4,639
Everest Re Group, Ltd. (b)	44	8,687
First American Financial Corp. (b)	100	3,811
Genworth Financial, Inc. Class A (a) (b)	5	14
Hanover Insurance Group, Inc.	65	5,864
Hartford Financial Services Group, Inc. (b)	487	22,441
Horace Mann Educators Corp.	56	1,775
Infinity Property & Casualty Corp. (b)	4	322
Kemper Corp. (b)	44	1,301
Lincoln National Corp.	163	6,390
Loews Corp.	184	7,040
Marsh & McLennan Cos., Inc.	391	23,769
Mercury General Corp. (b)	8	444
MetLife, Inc.	929	40,820
Navigators Group, Inc. (a)	4	336
Old Republic International Corp.	396	7,239
Primerica, Inc. (b)	19	846
Principal Financial Group, Inc.	176	6,943

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ProAssurance Corp.	79	$3,997
Progressive Corp.	889	31,239
Prudential Financial, Inc. (b)	454	32,788
Reinsurance Group of America, Inc. Class A	49	4,716
RenaissanceRe Holdings, Ltd. (b)	49	5,872
RLI Corp.	45	3,009
Safety Insurance Group, Inc. (b)	8	457
Selective Insurance Group, Inc. (b)	75	2,746
Stewart Information Services Corp. (b)	28	1,016
Torchmark Corp. (b)	136	7,366
Travelers Cos., Inc.	335	39,098
United Fire Group, Inc. (b)	32	1,402
Universal Insurance Holdings, Inc.	55	979
Unum Group.	199	6,153
WR Berkley Corp. (b)	100	5,620
XL Group PLC Class A	380	13,984

		562,970

INTERNET & CATALOG RETAIL — 3.4%
Amazon.com, Inc. (a)	674	400,113
Expedia, Inc. (b)	200	21,564
FTD Cos., Inc. (a)	36	945
HSN, Inc. (b)	4	209
Netflix, Inc. (a) (b)	747	76,366
Nutrisystem, Inc. (b)	4	84
PetMed Express, Inc.	8	143
Priceline Group, Inc. (a) (b)	73	94,094
TripAdvisor, Inc. (a) (b)	165	10,973

		604,491

INTERNET SOFTWARE & SERVICES — 7.2%
Akamai Technologies, Inc. (a) (b)	55	3,056
Alphabet, Inc. Class A (a)	511	389,842
Alphabet, Inc. Class C (a)	518	385,884
Blucora, Inc. (a) (b)	68	351
comScore, Inc. (a) (b)	51	1,532
DHI Group, Inc. (a)	4	32
eBay, Inc. (a)	1,507	35,957
Facebook, Inc. Class A (a)	3,799	433,466
j2 Global, Inc. (b)	67	4,126
Liquidity Services, Inc. (a) (b)	3	16
LivePerson, Inc. (a) (b)	76	445
LogMeIn, Inc. (a)	39	1,968
Monster Worldwide, Inc. (a)	4	13
NIC, Inc. (b)	59	1,064
Rackspace Hosting, Inc. (a) (b)	5	108
Stamps.com, Inc. (a) (b)	25	2,657
VeriSign, Inc. (a) (b)	169	14,963
XO Group, Inc. (a) (b)	4	64
Yahoo!, Inc. (a)	115	4,233

		1,279,777

IT SERVICES — 4.4%
Accenture PLC Class A	927	106,976
Acxiom Corp. (a) (b)	84	1,801
Alliance Data Systems Corp. (a) (b)	29	6,380
Automatic Data Processing, Inc.	344	30,860
Broadridge Financial Solutions, Inc.	141	8,363
CACI International, Inc. Class A (a) (b)	12	1,280

Ciber, Inc. (a) (b)	16	34
Cognizant Technology Solutions Corp. Class A (a)	669	41,946
Computer Sciences Corp. (b)	202	6,947
Convergys Corp. (b)	140	3,888
CoreLogic, Inc. (a)	59	2,047
CSG Systems International, Inc.	52	2,348
CSRA, Inc. (b)	67	1,802
DST Systems, Inc.	45	5,075
ExlService Holdings, Inc. (a) (b)	54	2,797
Fidelity National Information Services, Inc.	159	10,066
Fiserv, Inc. (a)	332	34,057
Gartner, Inc. (a) (b)	76	6,791
Global Payments, Inc. (b)	219	14,301
Heartland Payment Systems, Inc. (b)	64	6,180
International Business Machines Corp. (b)	430	65,124
Jack Henry & Associates, Inc. (b)	116	9,810
Leidos Holdings, Inc.	103	5,183
MasterCard, Inc. Class A	1,265	119,542
MAXIMUS, Inc. (b)	43	2,264
NeuStar, Inc. Class A (a)	19	467
Paychex, Inc.	438	23,656
PayPal Holdings, Inc. (a)	635	24,511
Perficient, Inc. (a)	36	782
Science Applications International Corp.	9	480
Sykes Enterprises, Inc. (a)	60	1,811
TeleTech Holdings, Inc. (b)	4	111
Teradata Corp. (a) (b)	57	1,496
Total System Services, Inc.	286	13,608
Virtusa Corp. (a)	51	1,910
Visa, Inc. Class A (b)	2,662	203,590
Western Union Co. (b)	511	9,857
WEX, Inc. (a) (b)	5	417
Xerox Corp. (b)	137	1,529

		780,087

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	20	336
Brunswick Corp. (b)	44	2,111
Callaway Golf Co.	28	256
Hasbro, Inc. (b)	153	12,255
Mattel, Inc.	284	9,548
Polaris Industries, Inc. (b)	13	1,280
Sturm Ruger & Co., Inc.	32	2,188
Vista Outdoor, Inc. (a)	76	3,945

		31,919

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Affymetrix, Inc. (a) (b)	4	56
Agilent Technologies, Inc.	364	14,505
Bio-Rad Laboratories, Inc. Class A (a)	29	3,965
Bio-Techne Corp. (b)	31	2,930
Cambrex Corp. (a)	48	2,112
Charles River Laboratories International, Inc. (a) (b)	43	3,265
Illumina, Inc. (a) (b)	84	13,617
Mettler-Toledo International, Inc. (a) (b)	30	10,343
PAREXEL International Corp. (a) (b)	64	4,015

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

PerkinElmer, Inc. (b)	132	$6,529
Thermo Fisher Scientific, Inc.	474	67,114
Waters Corp. (a)	89	11,741

		140,192

MACHINERY — 0.8%
AGCO Corp.	87	4,324
Albany International Corp. Class A (b)	40	1,504
Astec Industries, Inc.	4	187
Barnes Group, Inc.	49	1,716
Briggs & Stratton Corp. (b)	60	1,435
Caterpillar, Inc. (b)	128	9,797
CLARCOR, Inc.	7	405
Crane Co.	11	592
Cummins, Inc. (b)	21	2,309
Deere & Co. (b)	121	9,316
Donaldson Co., Inc. (b)	16	511
Dover Corp.	48	3,088
EnPro Industries, Inc.	1	58
ESCO Technologies, Inc.	32	1,247
Federal Signal Corp. (b)	80	1,061
Flowserve Corp. (b)	5	222
Graco, Inc. (b)	19	1,595
Harsco Corp.	59	322
Hillenbrand, Inc.	71	2,126
IDEX Corp.	64	5,304
Illinois Tool Works, Inc. (b)	216	22,127
Ingersoll-Rand PLC	57	3,535
ITT Corp. (b)	68	2,509
John Bean Technologies Corp. (b)	51	2,877
Joy Global, Inc. (b)	9	145
Kennametal, Inc. (b)	36	810
Lincoln Electric Holdings, Inc. (b)	13	761
Lindsay Corp. (b)	12	859
Lydall, Inc. (a)	20	650
Mueller Industries, Inc.	13	382
Nordson Corp. (b)	12	913
Oshkosh Corp. (b)	5	204
PACCAR, Inc. (b)	47	2,570
Parker-Hannifin Corp.	17	1,888
Pentair PLC (b)	24	1,302
Snap-on, Inc.	88	13,815
SPX Corp.	17	255
SPX FLOW, Inc. (a) (b)	17	426
Standex International Corp.	12	934
Stanley Black & Decker, Inc. (b)	191	20,095
Tennant Co. (b)	31	1,596
Timken Co. (b)	43	1,440
Toro Co.	79	6,804
Trinity Industries, Inc. (b)	20	366
Wabtec Corp. (b)	21	1,665
Watts Water Technologies, Inc. Class A (b)	28	1,544
Woodward, Inc. (b)	63	3,277
Xylem, Inc.	183	7,485

		148,353

MARINE — 0.0% (d)
Kirby Corp. (a)	1	60
Matson, Inc. (b)	67	2,692

		2,752

MEDIA — 2.9%
AMC Networks, Inc. Class A (a) (b)	67	4,351
Cable One, Inc. (b)	5	2,186
Cablevision Systems Corp. Class A	375	12,375
CBS Corp. Class B (b)	95	5,234
Cinemark Holdings, Inc.	68	2,436
Comcast Corp. Class A	2,286	139,629
Discovery Communications, Inc. Class A (a)	9	258
Discovery Communications, Inc. Class C (a) (b) .	80	2,160
DreamWorks Animation SKG, Inc. Class A (a) .	116	2,894
EW Scripps Co. Class A (b)	32	499
Gannett Co., Inc.	161	2,437
Interpublic Group of Cos., Inc.	518	11,888
John Wiley & Sons, Inc Class A (b)	25	1,222
Live Nation Entertainment, Inc. (a)	140	3,123
Meredith Corp. (b)	35	1,662
News Corp. Class A	49	626
Omnicom Group, Inc. (b)	203	16,896
Scholastic Corp.	24	897
Scripps Networks Interactive, Inc. Class A (b)	5	327
TEGNA, Inc.	108	2,534
Time Warner Cable, Inc.	469	95,967
Time Warner, Inc.	105	7,618
Time, Inc.	51	787
Twenty-First Century Fox, Inc. Class A	155	4,321
Twenty-First Century Fox, Inc. Class B	93	2,623
Viacom, Inc. Class B	17	702
Walt Disney Co	1,948	193,456

		519,108

METALS & MINING — 0.2%
AK Steel Holding Corp. (a)	223	921
Alcoa, Inc. (b)	167	1,600
Allegheny Technologies, Inc. (b)	9	147
Century Aluminum Co. (a) (b)	81	571
Commercial Metals Co. (b)	27	458
Compass Minerals International, Inc. (b)	21	1,488
Freeport-McMoRan, Inc. (b)	37	383
Kaiser Aluminum Corp.	20	1,691
Materion Corp. (b)	4	106
Newmont Mining Corp.	23	611
Nucor Corp. (b)	155	7,331
Reliance Steel & Aluminum Co.	85	5,881
Royal Gold, Inc. (b)	9	462
Steel Dynamics, Inc.	224	5,042
Stillwater Mining Co. (a) (b)	13	138
SunCoke Energy, Inc. (b)	3	19
TimkenSteel Corp. (b)	21	191
United States Steel Corp. (b)	31	498
Worthington Industries, Inc. (b)	43	1,533

		29,071

MULTI-UTILITIES — 0.6%
Alliant Energy Corp.	55	4,085
Ameren Corp. (b)	139	6,964
Avista Corp. (b)	36	1,468

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Black Hills Corp.	1	$60
CenterPoint Energy, Inc.	61	1,276
CMS Energy Corp. (b)	159	6,748
Consolidated Edison, Inc. (b)	141	10,804
Dominion Resources, Inc. (b)	183	13,747
DTE Energy Co.	87	7,887
MDU Resources Group, Inc. (b)	17	331
NiSource, Inc. (b)	454	10,696
NorthWestern Corp. (b)	40	2,470
Public Service Enterprise Group, Inc. (b)	244	11,502
SCANA Corp. (b)	81	5,682
Sempra Energy (b)	52	5,411
TECO Energy, Inc. (b)	398	10,957
Vectren Corp. (b)	47	2,376
WEC Energy Group, Inc. (b)	153	9,191

		111,655

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	7	317
Dollar General Corp. (b)	268	22,941
Dollar Tree, Inc. (a)	218	17,977
Fred’s, Inc. Class A (b)	28	418
JC Penney Co., Inc. (a) (b)	121	1,338
Kohl’s Corp. (b)	25	1,165
Macy’s, Inc.	13	573
Nordstrom, Inc. (b)	5	286
Target Corp. (b)	407	33,488
Tuesday Morning Corp. (a)	68	556

		79,059

OIL, GAS & CONSUMABLE FUELS — 2.4%
Anadarko Petroleum Corp.	21	978
Apache Corp. (b)	16	781
Bill Barrett Corp. (a) (b)	76	473
Cabot Oil & Gas Corp.	19	431
California Resources Corp.	1	1
Carrizo Oil & Gas, Inc. (a)	12	371
Chesapeake Energy Corp. (b)	11	45
Chevron Corp.	745	71,073
Cimarex Energy Co. (b)	21	2,043
Cloud Peak Energy, Inc. (a) (b)	59	115
Columbia Pipeline Group, Inc.	69	1,732
ConocoPhillips (b)	163	6,564
CONSOL Energy, Inc. (b)	9	102
Devon Energy Corp.	17	466
Energen Corp.	5	183
EOG Resources, Inc. (b)	71	5,153
EQT Corp. (b)	5	336
Exxon Mobil Corp. (b)	1,672	139,762
Green Plains, Inc. (b)	13	207
Hess Corp. (b)	12	632
HollyFrontier Corp. (b)	254	8,971
Kinder Morgan, Inc.	80	1,429
Marathon Oil Corp. (b)	28	312
Marathon Petroleum Corp.	633	23,535
Murphy Oil Corp. (b)	17	428
Newfield Exploration Co. (a) (b)	204	6,783
Noble Energy, Inc.	41	1,288
Northern Oil and Gas, Inc. (a) (b)	4	16
Occidental Petroleum Corp.	166	11,359

ONEOK, Inc.	9	269
PDC Energy, Inc. (a) (b)	61	3,626
Phillips 66 (b)	606	52,474
Pioneer Natural Resources Co. (b)	17	2,393
QEP Resources, Inc.	12	169
Range Resources Corp. (b)	4	130
Southwestern Energy Co. (a) (b)	39	315
Spectra Energy Corp.	29	887
Synergy Resources Corp. (a) (b)	45	350
Tesoro Corp.	186	15,998
Valero Energy Corp.	754	48,362
Western Refining, Inc.	77	2,240
Williams Cos., Inc.	29	466
World Fuel Services Corp. (b)	21	1,020
WPX Energy, Inc. (a) (b)	116	811

		415,079

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a) (b)	54	1,119
Clearwater Paper Corp. (a)	24	1,164
Deltic Timber Corp. (b)	4	241
Domtar Corp.	29	1,175
KapStone Paper and Packaging Corp. (b)	5	69
Louisiana-Pacific Corp. (a) (b)	191	3,270
Neenah Paper, Inc.	28	1,782
Schweitzer-Mauduit International, Inc. (b)	12	378

		9,198

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	55	264
Edgewell Personal Care Co.	8	644
Estee Lauder Cos., Inc. Class A (b)	323	30,462
Inter Parfums, Inc. (b)	4	124
Medifast, Inc.	20	604

		32,098

PHARMACEUTICALS — 4.9%
Akorn, Inc. (a) (b)	4	94
Allergan PLC (a)	512	137,231
Bristol-Myers Squibb Co. (b)	2,017	128,846
Catalent, Inc. (a) (b)	56	1,494
Depomed, Inc. (a) (b)	104	1,449
Eli Lilly & Co.	1,332	95,917
Endo International PLC (a) (b)	28	788
Impax Laboratories, Inc. (a) (b)	103	3,298
Johnson & Johnson	2,343	253,513
Lannett Co., Inc. (a) (b)	4	72
Mallinckrodt PLC (a)	5	306
Medicines Co. (a)	84	2,669
Merck & Co., Inc.	861	45,556
Mylan NV (a) (b)	272	12,607
Nektar Therapeutics (a) (b)	159	2,186
Perrigo Co. PLC (b)	71	9,083
Pfizer, Inc. (b)	5,141	152,379
Prestige Brands Holdings, Inc. (a)	67	3,577
Zoetis, Inc.	506	22,431

		873,496

PROFESSIONAL SERVICES — 0.4%
CDI Corp. (b)	20	126
CEB, Inc. (b)	21	1,359

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Dun & Bradstreet Corp.	11	$1,134
Equifax, Inc.	190	21,715
Exponent, Inc. (b)	24	1,224
FTI Consulting, Inc. (a)	35	1,243
Insperity, Inc.	35	1,811
Korn/Ferry International (b)	79	2,235
ManpowerGroup, Inc.	93	7,572
Nielsen Holdings PLC	368	19,379
On Assignment, Inc. (a) (b)	75	2,769
Resources Connection, Inc. (b)	40	622
Robert Half International, Inc.	17	792
TrueBlue, Inc. (a)	36	941
Verisk Analytics, Inc. (a) (b)	199	15,904
WageWorks, Inc. (a)	5	253

		79,079

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Acadia Realty Trust (b)	45	1,581
Alexandria Real Estate Equities, Inc. REIT (b) .	35	3,181
American Assets Trust, Inc.	9	359
American Campus Communities, Inc. (b)	44	2,072
American Tower Corp. REIT	280	28,664
Apartment Investment & Management Co. Class A, REIT (b)	117	4,893
AvalonBay Communities, Inc. REIT	139	26,438
Boston Properties, Inc. REIT (b)	75	9,531
Camden Property Trust (b)	56	4,709
Care Capital Properties, Inc.	89	2,389
CareTrust REIT, Inc. (b)	32	406
Cedar Realty Trust, Inc. (b)	80	578
Chesapeake Lodging Trust (b)	3	79
Communications Sales & Leasing, Inc. (a)	29	645
CoreSite Realty Corp. (b)	32	2,240
Corporate Office Properties Trust (b)	73	1,916
Corrections Corp. of America (b)	5	160
Cousins Properties, Inc. (b)	143	1,484
Crown Castle International Corp. REIT	250	21,625
DiamondRock Hospitality Co. (b)	44	445
Douglas Emmett, Inc. REIT (b)	151	4,547
Duke Realty Corp.	228	5,139
EastGroup Properties, Inc.	7	423
Education Realty Trust, Inc. (b)	71	2,954
EPR Properties (b)	36	2,398
Equinix, Inc. REIT (b)	117	38,693
Equity One, Inc. (b)	93	2,665
Equity Residential REIT (b)	336	25,210
Essex Property Trust, Inc. REIT (b)	61	14,265
Extra Space Storage, Inc. REIT	190	17,757
Federal Realty Investment Trust REIT (b)	52	8,115
Four Corners Property Trust, Inc.	81	1,454
Franklin Street Properties Corp. (b)	100	1,061
General Growth Properties, Inc. REIT	231	6,868
GEO Group, Inc. (b)	49	1,699
Getty Realty Corp.	20	397
Government Properties Income Trust (b)	44	785
HCP, Inc. REIT	103	3,356
Healthcare Realty Trust, Inc. REIT	32	988
Highwoods Properties, Inc.	75	3,586

Hospitality Properties Trust	20	531
Host Hotels & Resorts, Inc. REIT	97	1,620
Iron Mountain, Inc. REIT (b)	8	271
Kilroy Realty Corp. REIT (b)	20	1,237
Kimco Realty Corp. REIT	236	6,792
Kite Realty Group Trust	19	526
Lamar Advertising Co. Class A (b)	84	5,166
LaSalle Hotel Properties REIT (b)	15	380
Lexington Realty Trust	27	232
Liberty Property Trust REIT	20	669
LTC Properties, Inc.	24	1,086
Macerich Co. REIT	89	7,052
Mack-Cali Realty Corp. (b)	89	2,092
Medical Properties Trust, Inc. (b)	32	415
Mid-America Apartment Communities, Inc.	96	9,812
National Retail Properties, Inc.	99	4,574
Omega Healthcare Investors, Inc.	21	741
Parkway Properties, Inc.	67	1,049
Pennsylvania Real Estate Investment Trust (b)	89	1,945
Post Properties, Inc. REIT	31	1,852
Potlatch Corp. (b)	12	378
Prologis, Inc. REIT (b)	300	13,254
PS Business Parks, Inc. (b)	17	1,709
Public Storage REIT (b)	214	59,028
Rayonier, Inc.	7	173
Realty Income Corp. REIT	143	8,939
Regency Centers Corp.	63	4,716
Retail Opportunity Investments Corp. (b)	113	2,274
Sabra Health Care REIT, Inc. (b)	61	1,226
Saul Centers, Inc.	16	848
Senior Housing Properties Trust (b)	92	1,646
Simon Property Group, Inc. REIT (b)	204	42,369
SL Green Realty Corp. REIT (b)	40	3,875
Sovran Self Storage, Inc.	44	5,190
Summit Hotel Properties, Inc. (b)	153	1,831
Tanger Factory Outlet Centers, Inc. (b)	28	1,019
Taubman Centers, Inc.	29	2,066
UDR, Inc. REIT (b)	311	11,983
Universal Health Realty Income Trust (b)	16	900
Urban Edge Properties (b)	61	1,576
Urstadt Biddle Properties, Inc. Class A (b)	20	419
Ventas, Inc. REIT (b)	44	2,770
Vornado Realty Trust REIT	71	6,705
Weingarten Realty Investors REIT	65	2,439
Welltower, Inc. REIT	77	5,339
Weyerhaeuser Co. REIT	177	5,483
WP Glimcher, Inc.	20	190

		492,142

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (b)	24	880
CBRE Group, Inc. Class A (a)	239	6,888
Forestar Group, Inc. (a) (b)	40	522
Jones Lang LaSalle, Inc.	52	6,101

		14,391

ROAD & RAIL — 0.1%
ArcBest Corp. (b)	11	237
CSX Corp.	128	3,296

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Genesee & Wyoming, Inc. Class A (a) (b)	4	$251
Heartland Express, Inc. (b)	83	1,540
JB Hunt Transport Services, Inc.	57	4,802
Kansas City Southern (b)	15	1,282
Knight Transportation, Inc. (b)	13	340
Landstar System, Inc. (b)	31	2,003
Norfolk Southern Corp.	39	3,247
Old Dominion Freight Line, Inc. (a)	15	1,044
Ryder System, Inc. (b)	25	1,619
Saia, Inc. (a) (b)	47	1,323
Union Pacific Corp.	37	2,943
Werner Enterprises, Inc.	4	109

		24,036

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Energy Industries, Inc. (a) (b)	44	1,531
Advanced Micro Devices, Inc. (a) (b)	171	487
Analog Devices, Inc. (b)	316	18,704
Applied Materials, Inc.	152	3,219
Atmel Corp.	486	3,946
Broadcom, Ltd. (b)	647	99,961
Brooks Automation, Inc. (b)	4	42
Cabot Microelectronics Corp.	28	1,145
Cirrus Logic, Inc. (a) (b)	88	3,204
Cree, Inc. (a) (b)	27	786
Cypress Semiconductor Corp. (b)	131	1,134
Diodes, Inc. (a) (b)	47	945
DSP Group, Inc. (a) (b)	4	36
Exar Corp. (a) (b)	56	322
Fairchild Semiconductor International, Inc. (a) .	175	3,500
First Solar, Inc. (a)	129	8,833
Integrated Device Technology, Inc. (a) (b)	227	4,640
Intel Corp. (b)	4,016	129,918
Intersil Corp. Class A	63	842
KLA-Tencor Corp.	139	10,121
Kopin Corp. (a) (b)	8	13
Kulicke & Soffa Industries, Inc. (a)	28	317
Lam Research Corp.	119	9,829
Linear Technology Corp. (b)	157	6,996
Microchip Technology, Inc. (b)	170	8,194
Micron Technology, Inc. (a)	49	513
Microsemi Corp. (a) (b)	153	5,861
MKS Instruments, Inc.	72	2,711
Monolithic Power Systems, Inc. (b)	48	3,055
NVIDIA Corp. (b)	881	31,390
Qorvo, Inc. (a)	7	353
QUALCOMM, Inc.	199	10,177
Rudolph Technologies, Inc. (a) (b)	48	656
Semtech Corp. (a) (b)	43	946
Silicon Laboratories, Inc. (a) (b)	31	1,394
Skyworks Solutions, Inc. (b)	92	7,167
SunEdison, Inc. (a) (b)	13	7
Synaptics, Inc. (a) (b)	44	3,509
Teradyne, Inc.	246	5,311
Tessera Technologies, Inc.	55	1,705
Texas Instruments, Inc. (b)	758	43,524
Ultratech, Inc. (a) (b)	40	874

Veeco Instruments, Inc. (a)	7	136
Xilinx, Inc.	375	17,786

		455,740

SOFTWARE — 6.4%
ACI Worldwide, Inc. (a) (b)	167	3,472
Activision Blizzard, Inc.	850	28,764
Adobe Systems, Inc. (a)	767	71,944
ANSYS, Inc. (a) (b)	108	9,662
Autodesk, Inc. (a)	248	14,461
Blackbaud, Inc.	65	4,088
Bottomline Technologies de, Inc. (a) (b)	47	1,433
CA, Inc. (b)	172	5,296
Cadence Design Systems, Inc. (a) (b)	416	9,809
CDK Global, Inc.	133	6,191
Citrix Systems, Inc. (a)	223	17,523
CommVault Systems, Inc. (a) (b)	3	129
Ebix, Inc. (b)	44	1,795
Electronic Arts, Inc. (a) (b)	451	29,816
Epiq Systems, Inc. (b)	4	60
Fair Isaac Corp.	41	4,350
Fortinet, Inc. (a)	109	3,339
Intuit, Inc. (b)	291	30,267
Manhattan Associates, Inc. (a)	125	7,109
Mentor Graphics Corp.	13	264
Microsoft Corp.	13,093	723,126
MicroStrategy, Inc. Class A (a) (b)	15	2,696
Monotype Imaging Holdings, Inc.	28	670
Oracle Corp.	705	28,841
Progress Software Corp. (a) (b)	67	1,616
PTC, Inc. (a)	85	2,819
Red Hat, Inc. (a)	278	20,714
Rovi Corp. (a)	39	800
salesforce.com, Inc. (a)	1,044	77,078
Symantec Corp. (b)	148	2,720
Synchronoss Technologies, Inc. (a) (b)	45	1,455
Synopsys, Inc. (a)	131	6,346
Take-Two Interactive Software, Inc. (a) (b)	95	3,579
Tangoe, Inc. (a) (b)	55	434
Tyler Technologies, Inc. (a) (b)	54	6,945
Ultimate Software Group, Inc. (a) (b)	43	8,320
VASCO Data Security International, Inc. (a) (b) .	20	308

		1,138,239

SPECIALTY RETAIL — 3.4%
Aaron’s, Inc.	3	75
Abercrombie & Fitch Co. Class A (b)	68	2,145
Advance Auto Parts, Inc. (b)	36	5,772
American Eagle Outfitters, Inc. (b)	283	4,718
Ascena Retail Group, Inc. (a)	128	1,416
AutoNation, Inc. (a) (b)	72	3,361
AutoZone, Inc. (a) (b)	41	32,664
Barnes & Noble Education, Inc. (a) (b)	55	539
Barnes & Noble, Inc. (b)	91	1,125
Bed Bath & Beyond, Inc. (a) (b)	8	397
Best Buy Co., Inc. (b)	92	2,984
Big 5 Sporting Goods Corp. (b)	24	267
Buckle, Inc. (b)	11	373

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Cabela’s, Inc. (a)	11	$536
Caleres, Inc.	68	1,924
CarMax, Inc. (a) (b)	44	2,248
Cato Corp. Class A	24	925
Chico’s FAS, Inc.	6	80
Children’s Place, Inc. (b)	10	835
CST Brands, Inc. (b)	29	1,110
Dick’s Sporting Goods, Inc.	4	187
Express, Inc. (a) (b)	112	2,398
Finish Line, Inc. Class A (b)	36	760
Foot Locker, Inc. (b)	187	12,061
GameStop Corp. Class A (b)	14	444
Gap, Inc. (b)	11	323
Genesco, Inc. (a) (b)	16	1,156
Group 1 Automotive, Inc.	33	1,937
Haverty Furniture Cos., Inc. (b)	20	423
Hibbett Sports, Inc. (a) (b)	7	251
Home Depot, Inc.	1,865	248,847
L Brands, Inc. (b)	324	28,450
Lithia Motors, Inc. Class A (b)	32	2,794
Lowe’s Cos., Inc.	1,007	76,280
Lumber Liquidators Holdings, Inc. (a)	16	210
MarineMax, Inc. (a) (b)	8	156
Monro Muffler Brake, Inc. (b)	40	2,859
Murphy USA, Inc. (a)	8	492
O’Reilly Automotive, Inc. (a) (b)	153	41,870
Office Depot, Inc. (a)	21	149
Outerwall, Inc. (b)	29	1,073
Rent-A-Center, Inc. (b)	20	317
Ross Stores, Inc.	517	29,934
Select Comfort Corp. (a) (b)	16	310
Signet Jewelers, Ltd. (b)	60	7,442
Sonic Automotive, Inc Class A (b)	44	813
Stage Stores, Inc. (b)	44	355
Staples, Inc.	28	309
Stein Mart, Inc. (b)	24	176
Tailored Brands, Inc. (b)	61	1,092
Tiffany & Co. (b)	24	1,761
TJX Cos., Inc.	679	53,200
Tractor Supply Co. (b)	112	10,131
Urban Outfitters, Inc. (a)	29	960
Vitamin Shoppe, Inc. (a) (b)	11	341
Williams-Sonoma, Inc. (b)	11	602
Zumiez, Inc. (a) (b)	20	398

		594,755

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	1,742	189,861
Diebold, Inc. (b)	29	838
Electronics For Imaging, Inc. (a) (b)	65	2,755
EMC Corp.	1,281	34,139
Hewlett Packard Enterprise Co.	713	12,641
HP, Inc. (b)	80	986
Lexmark International, Inc. Class A (b)	29	969
NCR Corp. (a) (b)	7	210
NetApp, Inc. (b)	39	1,064
SanDisk Corp.	132	10,043
Seagate Technology PLC (b)	41	1,412
Super Micro Computer, Inc. (a) (b)	45	1,534

Western Digital Corp. (b)	11	520

		256,972

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	52	5,480
Coach, Inc.	84	3,367
Crocs, Inc. (a) (b)	12	115
Deckers Outdoor Corp. (a) (b)	25	1,498
Fossil Group, Inc. (a)	3	133
G-III Apparel Group, Ltd. (a) (b)	12	587
Hanesbrands, Inc.	327	9,267
Iconix Brand Group, Inc. (a) (b)	13	105
Kate Spade & Co. (a)	41	1,046
Michael Kors Holdings, Ltd. (a) (b)	23	1,310
Movado Group, Inc. (b)	28	771
NIKE, Inc. Class B	2,114	129,948
Oxford Industries, Inc.	20	1,345
PVH Corp.	4	396
Ralph Lauren Corp. (b)	9	866
Skechers U.S.A., Inc. Class A (a) (b)	248	7,552
Steven Madden, Ltd. (a) (b)	12	444
Under Armour, Inc. Class A (a) (b)	198	16,796
VF Corp.	135	8,743
Wolverine World Wide, Inc.	23	424

		190,193

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,394
Bank Mutual Corp.	60	454
BofI Holding, Inc. (a) (b)	80	1,707
Dime Community Bancshares, Inc. (b)	32	564
New York Community Bancorp, Inc.	534	8,491
Northwest Bancshares, Inc. (b)	28	378
Oritani Financial Corp. (b)	36	611
Provident Financial Services, Inc. (b)	56	1,131
TrustCo Bank Corp. (b)	92	557
Washington Federal, Inc. (b)	95	2,152

		17,439

TOBACCO — 2.3%
Altria Group, Inc.	2,365	148,191
Philip Morris International, Inc.	1,867	183,171
Reynolds American, Inc.	1,349	67,868
Universal Corp. (b)	24	1,364

		400,594

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc. (b)	16	694
DXP Enterprises, Inc. (a) (b)	16	281
Fastenal Co. (b)	140	6,860
GATX Corp. (b)	9	427
Kaman Corp. (b)	12	512
MSC Industrial Direct Co., Inc. Class A (b)	11	839
NOW, Inc. (a)	16	284
United Rentals, Inc. (a) (b)	4	249
W.W. Grainger, Inc. (b)	13	3,035
Watsco, Inc.	27	3,638

		16,819

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.0% (d)
American States Water Co.	48	$1,889
Aqua America, Inc. (b)	194	6,173

		8,062

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	4	70
Telephone & Data Systems, Inc.	115	3,460

		3,530

TOTAL COMMON STOCKS (Cost $16,490,425)		17,603,558

SHORT-TERM INVESTMENTS — 19.5%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	3,408,458	3,408,458
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	25,518	25,518

TOTAL SHORT-TERM INVESTMENTS (Cost $3,433,976)		3,433,976

TOTAL INVESTMENTS — 119.2% (Cost $19,924,401)		21,037,534
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.2)%		(3,389,532)

NET ASSETS — 100.0%		$17,648,002

(a)	Non-Income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$406,753	$—	$—	$406,753
Air Freight & Logistics	64,800	—	—	64,800
Airlines	90,725	—	—	90,725
Auto Components.	60,456	—	—	60,456
Automobiles	74,591	—	—	74,591
Banks	1,157,872	—	—	1,157,872
Beverages	464,648	—	—	464,648
Biotechnology	433,276	—	—	433,276
Building Products	64,161	—	—	64,161
Capital Markets	288,795	—	—	288,795
Chemicals	298,886	—	—	298,886
Commercial Services & Supplies	102,586	—	—	102,586
Communications Equipment	173,666	—	—	173,666
Construction & Engineering	27,955	—	—	27,955
Construction Materials	39,235	—	—	39,235
Consumer Finance	67,124	—	—	67,124
Containers & Packaging	52,527	—	—	52,527
Distributors	26,473	—	—	26,473
Diversified Consumer Services	14,216	—	—	14,216
Diversified Financial Services	275,641	—	—	275,641
Diversified Telecommunication Services	434,240	—	—	434,240
Electric Utilities	187,645	—	—	187,645
Electrical Equipment.	59,959	—	—	59,959
Electronic Equipment, Instruments & Components	90,959	—	—	90,959
Energy Equipment & Services	58,926	—	—	58,926
Food & Staples Retailing.	346,933	—	—	346,933

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food Products	$421,182	$—	$—	$421,182
Gas Utilities	56,011	—	—	56,011
Health Care Equipment & Supplies	453,746	—	—	453,746
Health Care Providers & Services	539,889	—	—	539,889
Health Care Technology	14,059	—	—	14,059
Hotels, Restaurants & Leisure	477,805	—	—	477,805
Household Durables	110,911	—	—	110,911
Household Products	247,561	—	—	247,561
Independent Power Producers & Energy Traders	3,088	—	—	3,088
Industrial Conglomerates.	604,962	—	—	604,962
Insurance	562,970	—	—	562,970
Internet & Catalog Retail.	604,491	—	—	604,491
Internet Software & Services	1,279,777	—	—	1,279,777
IT Services	780,087	—	—	780,087
Leisure Equipment & Products	31,919	—	—	31,919
Life Sciences Tools & Services	140,192	—	—	140,192
Machinery	148,353	—	—	148,353
Marine.	2,752	—	—	2,752
Media	519,108	—	—	519,108
Metals & Mining	29,071	—	—	29,071
Multi-Utilities	111,655	—	—	111,655
Multiline Retail	79,059	—	—	79,059
Oil, Gas & Consumable Fuels	415,079	—	—	415,079
Paper & Forest Products	9,198	—	—	9,198
Personal Products	32,098	—	—	32,098
Pharmaceuticals	873,496	—	—	873,496
Professional Services	79,079	—	—	79,079
Real Estate Investment Trusts (REITs)	492,142	—	—	492,142
Real Estate Management & Development	14,391	—	—	14,391
Road & Rail	24,036	—	—	24,036
Semiconductors & Semiconductor Equipment	455,740	—	—	455,740
Software	1,138,239	—	—	1,138,239
Specialty Retail	594,755	—	—	594,755
Technology Hardware, Storage & Peripherals	256,972	—	—	256,972
Textiles, Apparel & Luxury Goods	190,193	—	—	190,193
Thrifts & Mortgage Finance	17,439	—	—	17,439
Tobacco	400,594	—	—	400,594
Trading Companies & Distributors	16,819	—	—	16,819
Water Utilities	8,062	—	—	8,062
Wireless Telecommunication Services	3,530	—	—	3,530
Short-Term Investments	3,433,976	—	—	3,433,976

TOTAL INVESTMENTS	$21,037,534	$—	$—	$21,037,534

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 7.2%
Boeing Co. (a)	2,740	$347,816
General Dynamics Corp.	3,600	472,932
Honeywell International, Inc.	8,117	909,510
Northrop Grumman Corp.	3,422	677,214
Rockwell Collins, Inc. (a)	2,739	252,563
United Technologies Corp.	6,553	655,955

		3,315,990

AUTOMOBILES — 2.0%
Ford Motor Co. (a)	69,185	933,998

BANKS — 1.3%
Citigroup, Inc.	2,367	98,822
SunTrust Banks, Inc. (a)	785	28,323
US Bancorp (a)	1,356	55,040
Wells Fargo & Co.	8,736	422,473

		604,658

BEVERAGES — 4.0%
Coca-Cola Co.	19,824	919,635
PepsiCo, Inc.	8,975	919,758

		1,839,393

CHEMICALS — 2.7%
PPG Industries, Inc.	8,293	924,587
Praxair, Inc. (a)	2,607	298,371

		1,222,958

COMMERCIAL SERVICES & SUPPLIES — 1.4%
KAR Auction Services, Inc.	12,795	488,001
Tyco International PLC (a)	4,814	176,722

		664,723

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	670	48,314

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (b)	4,410	625,691

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc. (a)	23,264	911,251
Verizon Communications, Inc.	16,870	912,329

		1,823,580

ELECTRIC UTILITIES — 4.5%
NextEra Energy, Inc. (a)	7,410	876,899
PPL Corp.	7,194	273,876
Southern Co.	17,407	900,464

		2,051,239

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	3,602	567,603
CVS Health Corp. (a)	4,921	510,456

		1,078,059

FOOD PRODUCTS — 4.3%
General Mills, Inc.	14,518	919,715
J.M. Smucker Co. (a)	3,835	497,937
Mead Johnson Nutrition Co. (a)	6,594	560,292

		1,977,944

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	4,137	173,051
Baxter International, Inc.	16,957	696,593

Medtronic PLC	10,816	811,200

		1,680,844

HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp. Class A (a)	7,179	621,342
Henry Schein, Inc. (b)	5,131	885,765

		1,507,107

HOTELS, RESTAURANTS & LEISURE — 3.4%
McDonald’s Corp.	7,329	921,109
Starbucks Corp.	11,155	665,953

		1,587,062

HOUSEHOLD DURABLES — 2.0%
Newell Rubbermaid, Inc.	21,023	931,109

HOUSEHOLD PRODUCTS — 4.5%
Church & Dwight Co., Inc. (a)	9,400	866,492
Clorox Co.	2,539	320,067
Procter & Gamble Co. (a)	10,901	897,261

		2,083,820

INDUSTRIAL CONGLOMERATES — 1.9%
Danaher Corp. (a)	1,148	108,899
General Electric Co. (a)	24,539	780,095

		888,994

INSURANCE — 13.7%
Aflac, Inc. (a)	14,397	909,027
American International Group, Inc.	9,268	500,935
Arthur J Gallagher & Co. (a)	11,911	529,801
Chubb, Ltd. (a)	4,731	563,699
Marsh & McLennan Cos., Inc.	14,971	910,087
Progressive Corp. (a)	21,696	762,397
Torchmark Corp.	7,713	417,736
Travelers Cos., Inc.	7,831	913,956
XL Group PLC Class A	21,907	806,178

		6,313,816

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Facebook, Inc. Class A (b)	109	12,437

IT SERVICES — 4.7%
Automatic Data Processing, Inc. (a)	6,784	608,593
Fiserv, Inc. (b)	7,149	733,344
Paychex, Inc. (a)	15,241	823,166

		2,165,103

MACHINERY — 0.6%
Illinois Tool Works, Inc. (a)	2,847	291,647

MEDIA — 1.8%
Comcast Corp. Class A	9,126	557,416
Walt Disney Co.	2,501	248,374

		805,790

MULTI-UTILITIES — 2.2%
CenterPoint Energy, Inc. (a)	29,613	619,504
Sempra Energy (a)	3,575	371,979

		991,483

PHARMACEUTICALS — 3.6%
Johnson & Johnson	8,342	902,605
Pfizer, Inc. (a)	25,399	752,826

		1,655,431

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.0%
American Tower Corp. REIT	9,004	921,740

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Annaly Capital Management, Inc. (a)	9,447	$96,926
Boston Properties, Inc. REIT (a)	1,090	138,517
Crown Castle International Corp. REIT	10,558	913,267
DDR Corp. REIT (a)	42,378	753,905
Digital Realty Trust, Inc. REIT (a)	902	79,818
Equinix, Inc. REIT (a)	1,452	480,191
Federal Realty Investment Trust REIT (a)	547	85,359
Lamar Advertising Co. Class A (a)	15,012	923,238
Prologis, Inc. REIT (a)	10,260	453,287
Public Storage REIT (a)	2,417	666,681
Simon Property Group, Inc. REIT (a)	389	80,791
SL Green Realty Corp. REIT	1,744	168,959
Starwood Property Trust, Inc. (a)	43,886	830,762
Two Harbors Investment Corp. (a)	15,860	125,928
Vornado Realty Trust REIT	1,755	165,725
Weyerhaeuser Co. REIT	29,781	922,615

		7,807,709

SPECIALTY RETAIL — 2.0%
Home Depot, Inc.	6,926	924,136

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Apple, Inc.	456	49,699

TOTAL COMMON STOCKS (Cost $42,071,991)		45,882,734

SHORT-TERM INVESTMENTS — 13.9%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	6,306,911	6,306,911
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	82,093	82,093

TOTAL SHORT-TERM INVESTMENTS (Cost $6,389,004)		6,389,004

TOTAL INVESTMENTS — 113.6% (Cost $48,460,995)		52,271,738
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.6)%		(6,276,404)

NET ASSETS — 100.0%		$45,995,334

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,315,990	$—	$—	$3,315,990
Automobiles	933,998	—	—	933,998
Banks	604,658	—	—	604,658
Beverages	1,839,393	—	—	1,839,393
Chemicals	1,222,958	—	—	1,222,958
Commercial Services & Supplies	664,723	—	—	664,723
Containers & Packaging	48,314	—	—	48,314
Diversified Financial Services	625,691	—	—	625,691
Diversified Telecommunication Services	1,823,580	—	—	1,823,580
Electric Utilities	2,051,239	—	—	2,051,239
Food & Staples Retailing	1,078,059	—	—	1,078,059
Food Products	1,977,944	—	—	1,977,944
Health Care Equipment & Supplies	1,680,844	—	—	1,680,844
Health Care Providers & Services	1,507,107	—	—	1,507,107
Hotels, Restaurants & Leisure	1,587,062	—	—	1,587,062
Household Durables	931,109	—	—	931,109
Household Products	2,083,820	—	—	2,083,820
Industrial Conglomerates	888,994	—	—	888,994
Insurance	6,313,816	—	—	6,313,816
Internet Software & Services	12,437	—	—	12,437
IT Services	2,165,103	—	—	2,165,103
Machinery	291,647	—	—	291,647
Media	805,790	—	—	805,790
Multi-Utilities	991,483	—	—	991,483
Pharmaceuticals	1,655,431	—	—	1,655,431
Real Estate Investment Trusts (REITs)	7,807,709	—	—	7,807,709
Specialty Retail	924,136	—	—	924,136
Technology Hardware, Storage & Peripherals	49,699	—	—	49,699
Short-Term Investments	6,389,004	—	—	6,389,004

TOTAL INVESTMENTS	$52,271,738	$—	$—	$52,271,738

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.6%
Curtiss-Wright Corp. (a)	13,839	$1,047,197
Teledyne Technologies, Inc. (b)	9,999	881,312

		1,928,509

AIR FREIGHT & LOGISTICS — 0.8%
Forward Air Corp.	444	20,122
Park-Ohio Holdings Corp.	9,866	422,462

		442,584

AUTO COMPONENTS — 1.2%
Dana Holding Corp. (a)	46,963	661,708
Drew Industries, Inc.	108	6,962

		668,670

BANKS — 22.4%
Ameris Bancorp	18,391	544,006
BancorpSouth, Inc. (a)	363	7,735
BBCN Bancorp, Inc.	603	9,160
Berkshire Hills Bancorp, Inc. (a)	489	13,149
Brookline Bancorp, Inc. (a)	47,156	519,187
C1 Financial, Inc. (b)	14,879	360,072
Cardinal Financial Corp. (a)	654	13,309
Central Pacific Financial Corp. (a)	631	13,737
Chemical Financial Corp.	356	12,706
Citizens & Northern Corp. (a)	206	4,095
City Holding Co. (a)	2,492	119,068
Columbia Banking System, Inc.	24,926	745,786
Community Bank System, Inc. (a)	320	12,227
CVB Financial Corp. (a)	59,186	1,032,796
Enterprise Financial Services Corp. (a)	23,191	627,085
First Commonwealth Financial Corp. (a)	95,659	847,539
First Financial Bancorp (a)	15,387	279,736
First Midwest Bancorp, Inc. (a)	548	9,875
FirstMerit Corp.	418	8,799
FNB Corp. (a)	695	9,042
Glacier Bancorp, Inc. (a)	7,173	182,338
Hancock Holding Co. (a)	3,528	81,003
HomeTrust Bancshares, Inc. (a) (b)	20,133	369,038
Independent Bank Corp.	21,280	978,029
Independent Bank Corp.	3,222	46,880
Investors Bancorp, Inc. (a)	81,402	947,519
Lakeland Financial Corp. (a)	315	14,421
MB Financial, Inc.	294	9,540
National Penn Bancshares, Inc. (a)	977	10,395
NBT Bancorp, Inc. (a)	427	11,508
Old National Bancorp (a)	357	4,352
Pacific Continental Corp. (a)	14,746	237,853
Pinnacle Financial Partners, Inc. (a)	2,905	142,519
Preferred Bank	9,857	298,174
Prosperity Bancshares, Inc. (a)	431	19,994
Renasant Corp. (a)	315	10,367
South State Corp. (a)	164	10,534
Southwest Bancorp, Inc. (a)	15,597	234,735
State Bank Financial Corp. (a)	707	13,970
Sterling Bancorp (a)	12,591	200,575
TriCo Bancshares	5,858	148,324
Trustmark Corp.	34,983	805,658
Umpqua Holdings Corp. (a)	507	8,041
Union Bankshares Corp.	380	9,359
United Bankshares, Inc. (a)	282	10,349

Valley National Bancorp	518	4,942
Webster Financial Corp. (a)	146	5,241
Westamerica Bancorp (a)	18,171	885,109
Western Alliance Bancorp (a) (b)	33,387	1,114,458
Wintrust Financial Corp. (a)	220	9,755

		12,014,089

BUILDING PRODUCTS — 0.0% (c)
Quanex Building Products Corp.	559	9,704
Simpson Manufacturing Co., Inc.	187	7,138

		16,842

CAPITAL MARKETS — 0.3%
Evercore Partners, Inc. Class A (a)	3,267	169,067
Stifel Financial Corp. (a) (b)	88	2,605

		171,672

CHEMICALS — 4.9%
Chemtura Corp. (b)	18,012	475,517
HB Fuller Co. (a)	16,119	684,251
Minerals Technologies, Inc.	8,456	480,724
Sensient Technologies Corp.	15,573	988,263

		2,628,755

COMMERCIAL SERVICES & SUPPLIES — 3.3%
ABM Industries, Inc.	385	12,439
Deluxe Corp. (a)	2,751	171,910
Essendant, Inc. (a)	14,712	469,754
G&K Services, Inc. Class A (a)	96	7,032
Healthcare Services Group, Inc. (a)	308	11,338
Herman Miller, Inc.	34,445	1,064,006
Matthews International Corp. Class A (a)	1,103	56,771

		1,793,250

COMMUNICATIONS EQUIPMENT — 0.4%
ViaSat, Inc. (b)	2,764	203,099

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	1,912	92,923
NV5 Global, Inc. (a) (b)	1,281	34,369

		127,292

DISTRIBUTORS — 2.0%
Pool Corp. (a)	12,013	1,054,021

ELECTRIC UTILITIES — 4.2%
ALLETE, Inc.	751	42,108
Cleco Corp.	10,754	593,728
IDACORP, Inc. (a)	13,652	1,018,303
Portland General Electric Co	15,273	603,131

		2,257,270

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter International, Inc. (a) (b)	5,759	300,102

GAS UTILITIES — 3.4%
Laclede Group, Inc. (a)	15,196	1,029,529
Northwest Natural Gas Co. (a)	15,122	814,320

		1,843,849

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Meridian Bioscience, Inc. (a)	2,490	51,319
STERIS PLC (a)	1,692	120,217
West Pharmaceutical Services, Inc. (a)	11,322	784,841

		956,377

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Owens & Minor, Inc. (a)	25,488	$1,030,225

HOTELS, RESTAURANTS & LEISURE — 3.4%
Belmond, Ltd. Class A (a) (b)	44,106	418,566
Boyd Gaming Corp. (a) (b)	11,221	231,826
Cheesecake Factory, Inc. (a)	2,118	112,445
Churchill Downs, Inc.	7,022	1,038,413
Jamba, Inc. (a) (b)	185	2,286
Marriott Vacations Worldwide Corp.	84	5,670

		1,809,206

HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co.	438	47,308

INSURANCE — 7.3%
American Equity Investment Life Holding Co.	8,185	137,508
CNO Financial Group, Inc. (a)	53,609	960,673
Greenlight Capital Re, Ltd. Class A (a) (b)	44,500	969,655
Horace Mann Educators Corp.	267	8,461
Navigators Group, Inc. (a) (b)	4,109	344,622
OneBeacon Insurance Group, Ltd. Class A	3,374	42,951
Primerica, Inc. (a)	19,695	877,018
RLI Corp. (a)	3,204	214,220
Safety Insurance Group, Inc. (a)	5,582	318,509
Selective Insurance Group, Inc.	380	13,912

		3,887,529

INTERNET & CATALOG RETAIL — 0.3%
PetMed Express, Inc.	8,336	149,298

INTERNET SOFTWARE & SERVICES — 0.1%
Bazaarvoice, Inc. (b)	11,314	35,639

IT SERVICES — 0.6%
Convergys Corp. (a)	447	12,413
EPAM Systems, Inc. (a) (b)	4,188	312,718

		325,131

MACHINERY — 3.6%
Barnes Group, Inc.	119	4,168
CLARCOR, Inc.	17,077	986,880
ESCO Technologies, Inc. (a)	166	6,471
Hillenbrand, Inc. (a)	30,243	905,778
Mueller Industries, Inc.	165	4,854
Watts Water Technologies, Inc. Class A (a)	105	5,789

		1,913,940

MEDIA — 1.7%
IMAX Corp. (a) (b)	26,648	828,486
Loral Space & Communications, Inc. (a) (b)	2,629	92,357

		920,843

MULTI-UTILITIES — 3.1%
Avista Corp. (a)	25,915	1,056,814
NorthWestern Corp. (a)	9,355	577,671

		1,634,485

PAPER & FOREST PRODUCTS — 0.5%
Louisiana-Pacific Corp. (a) (b)	13,693	234,424

Neenah Paper, Inc.	184	11,714

		246,138

PROFESSIONAL SERVICES — 0.0% (c)
CBIZ, Inc. (b)	867	8,748
Exponent, Inc. (a)	311	15,864

		24,612

REAL ESTATE INVESTMENT TRUSTS (REITS) — 18.7%
Acadia Realty Trust (a)	704	24,732
Agree Realty Corp. (a)	1,753	67,438
American Assets Trust, Inc.	283	11,297
Apollo Commercial Real Estate Finance, Inc. (a)	29,430	479,709
Ares Commercial Real Estate Corp. (a)	1,608	17,608
Capstead Mortgage Corp.	84,132	832,065
Cedar Realty Trust, Inc. (a)	59,839	432,636
Colony Capital, Inc. Class A (a)	14,676	246,116
Cousins Properties, Inc. (a)	962	9,986
CubeSmart REIT (a)	4,752	158,242
CyrusOne, Inc. (a)	449	20,497
DCT Industrial Trust, Inc.	375	14,801
DiamondRock Hospitality Co. (a)	15,174	153,561
EastGroup Properties, Inc. (a)	286	17,266
Education Realty Trust, Inc. (a)	420	17,472
First Industrial Realty Trust, Inc.	2,695	61,284
Gladstone Commercial Corp. (a)	4,900	80,262
Government Properties Income Trust (a)	40,768	727,709
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	927	17,817
Highwoods Properties, Inc.	2,710	129,565
Hudson Pacific Properties, Inc.	403	11,655
Investors Real Estate Trust	1,343	9,750
LaSalle Hotel Properties REIT (a)	10,716	271,222
Lexington Realty Trust	11,595	99,717
Monmouth Real Estate Investment Corp.	1,717	20,415
Parkway Properties, Inc.	26,715	418,357
Pebblebrook Hotel Trust (a)	16,582	482,039
Pennsylvania Real Estate Investment Trust (a)	26,188	572,208
Potlatch Corp. (a)	279	8,788
PS Business Parks, Inc. (a)	10,498	1,055,154
Ramco-Gershenson Properties Trust (a)	12,105	218,253
Resource Capital Corp. (a)	12,974	145,957
Retail Opportunity Investments Corp. (a)	32,483	653,558
RLJ Lodging Trust (a)	939	21,484
Ryman Hospitality Properties, Inc.	18,105	932,045
Select Income	442	10,188
Silver Bay Realty Trust Corp. (a)	42,747	634,793
STAG Industrial, Inc. (a)	508	10,343
Summit Hotel Properties, Inc. (a)	1,011	12,102
Sunstone Hotel Investors, Inc. REIT	61,000	854,000
UMH Properties, Inc. (a)	4,051	40,186
Urstadt Biddle Properties, Inc. Class A	804	16,844
Washington Real Estate Investment Trust (a) .	495	14,459
Whitestone REIT (a)	1,377	17,309

		10,050,889

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Cavium, Inc. (b)	5,698	$348,490
Microsemi Corp. (a) (b)	14,804	567,141
MKS Instruments, Inc.	163	6,137

		921,768

SOFTWARE — 0.4%
ACI Worldwide, Inc. (a) (b)	235	4,885
Covisint Corp. (a) (b)	16	32
Fair Isaac Corp. (a)	78	8,275
PROS Holdings, Inc. (a) (b)	18,239	215,038
Verint Systems, Inc. (b)	110	3,672

		231,902

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Electronics For Imaging, Inc. (a) (b)	2,519	106,780

THRIFTS & MORTGAGE FINANCE — 2.8%
Astoria Financial Corp.	354	5,607
Capitol Federal Financial, Inc. (a)	78,935	1,046,678
Clifton Bancorp, Inc.	17,982	271,888
Dime Community Bancshares, Inc. (a)	4,917	86,638
Northfield Bancorp, Inc. (a)	1,542	25,351
Northwest Bancshares, Inc. (a)	1,262	17,050
Oritani Financial Corp. (a)	793	13,457
Provident Financial Services, Inc. (a)	608	12,276
TrustCo Bank Corp. (a)	2,140	12,968
Waterstone Financial, Inc. (a)	705	9,644

		1,501,557

TOBACCO — 1.8%
Vector Group, Ltd. (a)	42,012	959,554

TRADING COMPANIES & DISTRIBUTORS — 2.3%
Aircastle, Ltd. (a)	24,986	555,689

Applied Industrial Technologies, Inc.	11,097	481,610
Kaman Corp. (a)	4,345	185,488

		1,222,787

WATER UTILITIES — 0.2%
Middlesex Water Co. (a)	2,937	90,606

TOTAL COMMON STOCKS (Cost $51,469,104)		53,516,578

SHORT-TERM INVESTMENTS — 21.9%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	11,679,689	11,679,689
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	84,290	84,290

TOTAL SHORT-TERM INVESTMENTS (Cost $11,763,979)		11,763,979

TOTAL INVESTMENTS — 121.7% (Cost $63,233,083)		65,280,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.7)%		(11,647,321)

NET ASSETS — 100.0%		$53,633,236

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,928,509	$—	$—	$1,928,509
Air Freight & Logistics	442,584	—	—	442,584
Auto Components.	668,670	—	—	668,670
Banks	12,014,089	—	—	12,014,089
Building Products	16,842	—	—	16,842
Capital Markets	171,672	—	—	171,672
Chemicals	2,628,755	—	—	2,628,755
Commercial Services & Supplies	1,793,250	—	—	1,793,250
Communications Equipment	203,099	—	—	203,099
Construction & Engineering	127,292	—	—	127,292
Distributors	1,054,021	—	—	1,054,021
Electric Utilities	2,257,270	—	—	2,257,270
Electronic Equipment, Instruments & Components	300,102	—	—	300,102
Gas Utilities	1,843,849	—	—	1,843,849
Health Care Equipment & Supplies	956,377	—	—	956,377
Health Care Providers & Services	1,030,225	—	—	1,030,225
Hotels, Restaurants & Leisure	1,809,206	—	—	1,809,206
Household Products	47,308	—	—	47,308

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Insurance	$3,887,529	$—	$—	$3,887,529
Internet & Catalog Retail	149,298	—	—	149,298
Internet Software & Services	35,639	—	—	35,639
IT Services	325,131	—	—	325,131
Machinery	1,913,940	—	—	1,913,940
Media	920,843	—	—	920,843
Multi-Utilities	1,634,485	—	—	1,634,485
Paper & Forest Products	246,138	—	—	246,138
Professional Services	24,612	—	—	24,612
Real Estate Investment Trusts (REITs)	10,050,889	—	—	10,050,889
Semiconductors & Semiconductor Equipment	921,768	—	—	921,768
Software	231,902	—	—	231,902
Technology Hardware, Storage & Peripherals	106,780	—	—	106,780
Thrifts & Mortgage Finance	1,501,557	—	—	1,501,557
Tobacco	959,554	—	—	959,554
Trading Companies & Distributors	1,222,787	—	—	1,222,787
Water Utilities	90,606	—	—	90,606
Short-Term Investments	11,763,979	—	—	11,763,979

TOTAL INVESTMENTS	$65,280,557	$—	$—	$65,280,557

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.3%
B/E Aerospace, Inc.	3	$138
Boeing Co.	202	25,642
General Dynamics Corp.	67	8,802
Honeywell International, Inc.	171	19,161
L-3 Communications Holdings, Inc.	6	711
Lockheed Martin Corp.	91	20,156
Northrop Grumman Corp.	44	8,708
Raytheon Co.	71	8,707
Rockwell Collins, Inc.	31	2,858
Textron, Inc.	15	547
TransDigm Group, Inc. (a)	1	220
United Technologies Corp.	50	5,005

		100,655

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	38	2,821
Expeditors International of Washington, Inc.	43	2,099
FedEx Corp.	17	2,766
United Parcel Service, Inc. Class B	147	15,504

		23,190

AIRLINES — 0.1%
American Airlines Group, Inc.	16	656
Delta Air Lines, Inc.	19	925
Southwest Airlines Co.	6	269
United Continental Holdings, Inc. (a)	6	359

		2,209

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	3	356
BorgWarner, Inc.	8	307
Delphi Automotive PLC	87	6,527
Goodyear Tire & Rubber Co.	81	2,671
Johnson Controls, Inc.	40	1,559
Lear Corp.	7	778

		12,198

AUTOMOBILES — 0.5%
Ford Motor Co.	464	6,264
General Motors Co.	247	7,763
Harley-Davidson, Inc.	17	873

		14,900

BANKS — 3.3%
Bank of America Corp.	846	11,438
BB&T Corp.	64	2,129
CIT Group, Inc.	23	714
Citigroup, Inc.	361	15,072
Citizens Financial Group, Inc.	72	1,509
Comerica, Inc.	14	530
Fifth Third Bancorp	84	1,402
First Republic Bank	10	666
Huntington Bancshares, Inc.	77	735
JPMorgan Chase & Co.	338	20,016
KeyCorp	82	905
M&T Bank Corp.	10	1,110
People’s United Financial, Inc.	32	510
PNC Financial Services Group, Inc.	54	4,567
Regions Financial Corp.	187	1,468
Signature Bank (a)	3	408

SunTrust Banks, Inc.	51	1,840
US Bancorp.	236	9,579
Wells Fargo & Co.	506	24,470

		99,068

BEVERAGES — 2.8%
Brown-Forman Corp. Class B	30	2,954
Coca-Cola Co.	423	19,623
Coca-Cola Enterprises, Inc.	55	2,791
Constellation Brands, Inc. Class A	6	907
Dr. Pepper Snapple Group, Inc.	44	3,934
Molson Coors Brewing Co. Class B	5	481
Monster Beverage Corp. (a)	28	3,735
PepsiCo, Inc.	488	50,010

		84,435

BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	41	2,342
Alexion Pharmaceuticals, Inc. (a)	3	418
Alkermes PLC (a)	1	34
Amgen, Inc.	23	3,448
Baxalta, Inc.	205	8,282
Biogen, Inc. (a)	54	14,057
BioMarin Pharmaceutical, Inc. (a)	1	83
Celgene Corp. (a)	169	16,915
Gilead Sciences, Inc.	381	34,999
United Therapeutics Corp. (a)	2	223
Vertex Pharmaceuticals, Inc. (a)	2	159

		80,960

BUILDING PRODUCTS — 0.0% (b)
Fortune Brands Home & Security, Inc.	7	392
Masco Corp.	10	315

		707

CAPITAL MARKETS — 1.0%
Ameriprise Financial, Inc.	12	1,128
Bank of New York Mellon Corp.	82	3,020
BlackRock, Inc.	5	1,703
Charles Schwab Corp.	30	841
E*TRADE Financial Corp. (a)	16	392
Eaton Vance Corp.	24	804
Franklin Resources, Inc.	103	4,022
Goldman Sachs Group, Inc.	39	6,122
Invesco, Ltd.	29	892
Legg Mason, Inc.	3	104
Morgan Stanley	110	2,751
Northern Trust Corp.	13	847
Raymond James Financial, Inc.	5	238
SEI Investments Co.	34	1,464
State Street Corp. (c)	31	1,814
T Rowe Price Group, Inc.	67	4,922
TD Ameritrade Holding Corp.	7	221

		31,285

CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	8	1,152
Airgas, Inc.	4	567
Albemarle Corp.	2	128
Ashland, Inc.	4	440
Celanese Corp. Series A	10	655
CF Industries Holdings, Inc.	21	658

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Dow Chemical Co	73	$3,713
E.I. du Pont de Nemours & Co.	42	2,659
Eastman Chemical Co.	9	650
Ecolab, Inc.	38	4,238
FMC Corp.	3	121
International Flavors & Fragrances, Inc.	16	1,820
LyondellBasell Industries NV Class A	131	11,211
Monsanto Co.	118	10,353
Mosaic Co.	21	567
PPG Industries, Inc.	10	1,115
Praxair, Inc.	39	4,464
Sherwin-Williams Co.	27	7,686
Westlake Chemical Corp.	10	463

		52,660

COMMERCIAL SERVICES & SUPPLIES — 0.9%
ADT Corp.	16	660
Cintas Corp.	5	449
Republic Services, Inc.	194	9,244
Stericycle, Inc. (a)	36	4,543
Tyco International PLC	11	404
Waste Connections, Inc.	6	387
Waste Management, Inc.	209	12,331

		28,018

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	519	14,776
F5 Networks, Inc. (a)	19	2,011
Harris Corp.	8	623
Juniper Networks, Inc.	17	434
Motorola Solutions, Inc.	112	8,478

		26,322

CONSTRUCTION & ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV	7	256
Fluor Corp.	21	1,128
Jacobs Engineering Group, Inc. (a)	10	435
Quanta Services, Inc. (a)	30	677

		2,496

CONSTRUCTION MATERIALS — 0.0% (b)
Vulcan Materials Co.	1	106

CONSUMER FINANCE — 0.4%
Ally Financial, Inc. (a)	69	1,292
American Express Co.	57	3,500
Capital One Financial Corp.	67	4,644
Discover Financial Services	35	1,782
Navient Corp.	81	969
Synchrony Financial (a)	47	1,347

		13,534

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	7	505
Ball Corp.	8	570
Crown Holdings, Inc. (a)	8	397
International Paper Co.	37	1,518
Packaging Corp. of America	4	242
Sealed Air Corp.	6	288
WestRock Co.	20	781

		4,301

DISTRIBUTORS — 0.2%
Genuine Parts Co.	54	5,366
LKQ Corp. (a)	9	287

		5,653

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	62	1,638

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Inc. Class B (a)	165	23,410
CME Group, Inc.	44	4,226
Intercontinental Exchange, Inc.	3	706
Leucadia National Corp.	51	825
McGraw Hill Financial, Inc.	1	99
Moody’s Corp.	2	193
Nasdaq, Inc.	3	199
Voya Financial, Inc.	35	1,042

		30,700

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	867	33,960
CenturyLink, Inc.	63	2,014
Frontier Communications Corp.	142	794
Level 3 Communications, Inc. (a)	11	581
SBA Communications Corp. Class A (a)	88	8,815
Verizon Communications, Inc.	504	27,256

		73,420

ELECTRIC UTILITIES — 2.8%
American Electric Power Co., Inc.	66	4,382
Duke Energy Corp.	231	18,637
Edison International	28	2,013
Entergy Corp.	21	1,665
Eversource Energy	54	3,150
Exelon Corp.	106	3,801
FirstEnergy Corp.	39	1,403
NextEra Energy, Inc.	82	9,704
OGE Energy Corp.	7	200
PG&E Corp.	138	8,241
Pinnacle West Capital Corp.	6	451
PPL Corp.	45	1,713
Southern Co.	328	16,968
Xcel Energy, Inc.	280	11,710

		84,038

ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	8	400
Eaton Corp. PLC	35	2,189
Emerson Electric Co.	178	9,680
Rockwell Automation, Inc.	37	4,209
Sensata Technologies Holding NV (a)	1	39

		16,517

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	9	520
Arrow Electronics, Inc. (a)	15	966
Avnet, Inc.	25	1,108
CDW Corp.	10	415
Corning, Inc.	94	1,964
Flextronics International, Ltd. (a)	85	1,025
FLIR Systems, Inc.	6	198
TE Connectivity, Ltd.	98	6,068

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Trimble Navigation, Ltd. (a)	5	$124

		12,388

ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	39	1,709
Cameron International Corp. (a)	13	872
Core Laboratories NV	1	113
FMC Technologies, Inc. (a)	48	1,313
Halliburton Co.	68	2,429
Helmerich & Payne, Inc.	31	1,820
National Oilwell Varco, Inc.	63	1,959
Oceaneering International, Inc.	24	798
Schlumberger, Ltd	85	6,269
Weatherford International PLC (a)	63	490

		17,772

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	126	19,855
CVS Health Corp.	105	10,892
Kroger Co.	88	3,366
Rite Aid Corp. (a)	136	1,108
Sysco Corp.	101	4,720
Wal-Mart Stores, Inc.	251	17,191
Walgreens Boots Alliance, Inc.	35	2,948
Whole Foods Market, Inc.	95	2,956

		63,036

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	93	3,377
Bunge, Ltd.	28	1,587
Campbell Soup Co.	99	6,315
ConAgra Foods, Inc.	17	759
General Mills, Inc.	269	17,041
Hershey Co.	110	10,130
Hormel Foods Corp.	60	2,594
J.M. Smucker Co.	11	1,428
Kellogg Co.	83	6,354
Kraft Heinz Co.	15	1,178
McCormick & Co., Inc.	94	9,351
Mead Johnson Nutrition Co.	49	4,163
Mondelez International, Inc. Class A	155	6,219
Tyson Foods, Inc. Class A	27	1,800
WhiteWave Foods Co. (a)	8	325

		72,621

GAS UTILITIES — 0.0% (b)
AGL Resources, Inc.	8	521
Atmos Energy Corp.	6	446

		967

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	266	11,127
Baxter International, Inc.	162	6,655
Becton Dickinson and Co.	92	13,967
Boston Scientific Corp. (a)	27	508
C.R. Bard, Inc.	43	8,715
Cooper Cos., Inc.	2	308
DENTSPLY SIRONA, Inc.	4	247
Edwards Lifesciences Corp. (a)	52	4,587
Hologic, Inc. (a)	8	276
Intuitive Surgical, Inc. (a)	3	1,803
Medtronic PLC	155	11,625

ResMed, Inc.	31	1,792
St. Jude Medical, Inc.	61	3,355
Stryker Corp.	87	9,334
Varian Medical Systems, Inc. (a)	102	8,162
Zimmer Biomet Holdings, Inc.	13	1,386

		83,847

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	24	2,696
AmerisourceBergen Corp. Class A	120	10,386
Anthem, Inc.	42	5,838
Cardinal Health, Inc.	89	7,294
Centene Corp. (a)	12	739
Cigna Corp.	21	2,882
DaVita HealthCare Partners, Inc. (a)	109	7,999
Envision Healthcare Holdings, Inc. (a)	8	163
Express Scripts Holding Co. (a)	145	9,960
HCA Holdings, Inc. (a)	23	1,795
Henry Schein, Inc. (a)	91	15,709
Humana, Inc.	13	2,378
Laboratory Corp. of America Holdings (a)	46	5,388
McKesson Corp.	65	10,221
MEDNAX, Inc. (a)	4	259
Patterson Cos., Inc.	89	4,141
Quest Diagnostics, Inc.	39	2,787
UnitedHealth Group, Inc.	146	18,819
Universal Health Services, Inc. Class B	6	748

		110,202

HEALTH CARE TECHNOLOGY — 0.0% (b)
Cerner Corp. (a)	3	159

HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	13	430
Carnival Corp.	23	1,214
Chipotle Mexican Grill, Inc. (a)	15	7,064
Darden Restaurants, Inc.	9	597
Hilton Worldwide Holdings, Inc.	3	68
Las Vegas Sands Corp.	15	775
Marriott International, Inc. Class A	4	285
McDonald’s Corp.	356	44,742
MGM Resorts International (a)	19	407
Norwegian Cruise Line Holdings, Ltd. (a)	2	111
Royal Caribbean Cruises, Ltd	5	411
Starbucks Corp.	507	30,268
Starwood Hotels & Resorts Worldwide, Inc.	41	3,421
Wyndham Worldwide Corp.	5	382
Wynn Resorts, Ltd.	8	747
Yum! Brands, Inc.	110	9,003

		99,925

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	18	544
Garmin, Ltd.	4	160
Harman International Industries, Inc.	2	178
Jarden Corp. (a)	7	413
Leggett & Platt, Inc.	7	339
Lennar Corp. Class A	6	290
Mohawk Industries, Inc. (a)	2	382
Newell Rubbermaid, Inc.	5	221
PulteGroup, Inc.	48	898

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Toll Brothers, Inc. (a)	7	$206
Whirlpool Corp.	8	1,443

		5,074

HOUSEHOLD PRODUCTS — 2.3%
Church & Dwight Co., Inc.	107	9,863
Clorox Co.	73	9,202
Colgate-Palmolive Co.	147	10,386
Kimberly-Clark Corp.	102	13,720
Procter & Gamble Co.	313	25,763

		68,934

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	121	1,428
Calpine Corp. (a)	49	743
NRG Energy, Inc.	86	1,119

		3,290

INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	204	33,993
Danaher Corp.	27	2,561
General Electric Co.	495	15,736
Roper Technologies, Inc.	3	548

		52,838

INSURANCE — 3.7%
Aflac, Inc.	35	2,210
Alleghany Corp. (a)	9	4,466
Allstate Corp.	45	3,032
American International Group, Inc.	140	7,567
Aon PLC	11	1,149
Arch Capital Group, Ltd. (a)	136	9,669
Arthur J Gallagher & Co	6	267
Assurant, Inc.	5	386
Axis Capital Holdings, Ltd.	99	5,490
Chubb, Ltd.	119	14,179
Cincinnati Financial Corp.	11	719
Everest Re Group, Ltd.	39	7,700
FNF Group	17	576
Hartford Financial Services Group, Inc.	38	1,751
Lincoln National Corp.	22	862
Loews Corp.	26	995
Markel Corp. (a)	1	891
Marsh & McLennan Cos., Inc.	214	13,009
MetLife, Inc.	102	4,482
Principal Financial Group, Inc.	15	592
Progressive Corp.	147	5,165
Prudential Financial, Inc.	37	2,672
RenaissanceRe Holdings, Ltd	52	6,231
Torchmark Corp.	10	542
Travelers Cos., Inc.	76	8,870
Unum Group	26	804
Willis Towers Watson PLC	24	2,848
WR Berkley Corp.	74	4,159
XL Group PLC Class A	25	920

		112,203

INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc. (a)	4	2,375
Expedia, Inc.	3	323

Liberty Interactive Corp. QVC Group Class A (a)	20	505
Netflix, Inc. (a)	5	511
Priceline Group, Inc. (a)	11	14,179
TripAdvisor, Inc. (a)	2	133

		18,026

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)	3	167
Alphabet, Inc. Class A (a)	48	36,619
Alphabet, Inc. Class C (a)	42	31,288
eBay, Inc. (a)	174	4,152
Facebook, Inc. Class A (a)	121	13,806
LinkedIn Corp. Class A (a)	1	114
VeriSign, Inc. (a)	4	354
Yahoo!, Inc. (a)	95	3,497
Zillow Group, Inc. Class C (a)	16	380

		90,377

IT SERVICES — 7.1%
Accenture PLC Class A	313	36,120
Alliance Data Systems Corp. (a)	2	440
Automatic Data Processing, Inc.	286	25,657
Cognizant Technology Solutions Corp. Class A (a)	15	941
Fidelity National Information Services, Inc.	93	5,888
Fiserv, Inc. (a)	114	11,694
Gartner, Inc. (a)	64	5,718
Global Payments, Inc.	4	261
International Business Machines Corp.	125	18,931
MasterCard, Inc. Class A	351	33,169
Paychex, Inc.	374	20,200
PayPal Holdings, Inc. (a)	140	5,404
Teradata Corp. (a)	35	918
Total System Services, Inc.	8	381
Vantiv, Inc. Class A (a)	20	1,078
Visa, Inc. Class A	579	44,282
Western Union Co.	134	2,585
Xerox Corp.	158	1,763

		215,430

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	6	481
Mattel, Inc.	21	706
Polaris Industries, Inc.	21	2,068

		3,255

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	22	877
Illumina, Inc. (a)	1	162
Mettler-Toledo International, Inc. (a)	8	2,758
Quintiles Transnational Holdings, Inc. (a)	1	65
Thermo Fisher Scientific, Inc.	35	4,956
Waters Corp. (a)	35	4,617

		13,435

MACHINERY — 1.1%
AGCO Corp.	6	298
Caterpillar, Inc.	58	4,439
Cummins, Inc.	46	5,057
Deere & Co.	34	2,618
Dover Corp.	15	965

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Flowserve Corp.	31	$1,377
Illinois Tool Works, Inc.	79	8,093
Ingersoll-Rand PLC	15	930
PACCAR, Inc.	26	1,422
Parker-Hannifin Corp.	12	1,333
Pentair PLC	7	380
Snap-on, Inc.	12	1,884
Stanley Black & Decker, Inc.	9	947
WABCO Holdings, Inc. (a)	11	1,176
Wabtec Corp.	24	1,903
Xylem, Inc.	8	327

		33,149

MEDIA — 1.3%
Cablevision Systems Corp. Class A	11	363
CBS Corp. Class B	26	1,432
Charter Communications, Inc. Class A (a)	2	405
Comcast Corp. Class A	138	8,429
Discovery Communications, Inc. Class A (a)	7	200
Discovery Communications, Inc. Class C (a)	21	567
DISH Network Corp. Class A (a)	8	370
Interpublic Group of Cos., Inc.	27	620
Liberty Global PLC Class A (a)	16	616
Liberty Global PLC Series C (a)	16	601
Liberty Media Corp. Class A (a)	27	1,043
Liberty Media Corp. Class C (a)	11	419
News Corp. Class A	43	549
Omnicom Group, Inc.	60	4,994
Scripps Networks Interactive, Inc. Class A	20	1,310
Sirius XM Holdings, Inc. (a)	100	395
TEGNA, Inc.	11	258
Time Warner Cable, Inc.	12	2,455
Time Warner, Inc.	61	4,425
Twenty-First Century Fox, Inc. Class A	69	1,924
Twenty-First Century Fox, Inc. Class B	14	395
Viacom, Inc. Class B	36	1,486
Walt Disney Co.	47	4,668

		37,924

METALS & MINING — 0.7%
Alcoa, Inc.	167	1,600
Freeport-McMoRan, Inc.	303	3,133
Newmont Mining Corp.	615	16,346
Nucor Corp.	26	1,230

		22,309

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	5	372
Ameren Corp.	19	952
CenterPoint Energy, Inc.	49	1,025
CMS Energy Corp.	18	764
Consolidated Edison, Inc.	215	16,473
Dominion Resources, Inc.	164	12,320
DTE Energy Co.	11	997
Public Service Enterprise Group, Inc.	34	1,603
SCANA Corp.	9	631
Sempra Energy	22	2,289
TECO Energy, Inc.	13	358
WEC Energy Group, Inc.	116	6,968

		44,752

MULTILINE RETAIL — 1.0%
Dollar General Corp.	110	9,416
Dollar Tree, Inc. (a)	42	3,463
Kohl’s Corp.	28	1,305
Macy’s, Inc.	44	1,940
Nordstrom, Inc.	52	2,975
Target Corp.	134	11,026

		30,125

OIL, GAS & CONSUMABLE FUELS — 4.3%
Anadarko Petroleum Corp.	40	1,863
Apache Corp.	39	1,904
Cabot Oil & Gas Corp.	60	1,363
California Resources Corp.	1	1
Chevron Corp.	263	25,090
Cimarex Energy Co.	4	389
Columbia Pipeline Group, Inc.	14	351
Concho Resources, Inc. (a)	7	707
ConocoPhillips	131	5,275
Devon Energy Corp.	52	1,427
EOG Resources, Inc.	28	2,032
EQT Corp.	10	673
Exxon Mobil Corp.	583	48,733
Hess Corp.	44	2,317
HollyFrontier Corp.	22	777
Kinder Morgan, Inc.	96	1,714
Marathon Oil Corp.	152	1,693
Marathon Petroleum Corp.	170	6,321
Murphy Oil Corp.	36	907
Noble Energy, Inc.	39	1,225
Occidental Petroleum Corp.	104	7,117
ONEOK, Inc.	19	567
Phillips 66	70	6,061
Pioneer Natural Resources Co.	7	985
Plains GP Holdings L.P. Class A	110	956
Range Resources Corp.	19	615
Southwestern Energy Co. (a)	88	710
Spectra Energy Corp.	37	1,132
Tesoro Corp.	13	1,118
Valero Energy Corp.	76	4,875
Williams Cos., Inc.	12	193

		129,091

PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co.	1	80
Estee Lauder Cos., Inc. Class A	57	5,376

		5,456

PHARMACEUTICALS — 5.2%
Allergan PLC (a)	13	3,484
Bristol-Myers Squibb Co.	160	10,221
Eli Lilly & Co.	340	24,483
Endo International PLC (a)	3	85
Jazz Pharmaceuticals PLC (a)	1	131
Johnson & Johnson	741	80,176
Mallinckrodt PLC (a)	2	123
Merck & Co., Inc.	309	16,349
Mylan NV (a)	18	834
Perrigo Co. PLC	3	384
Pfizer, Inc.	649	19,236

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Zoetis, Inc.	10	$443

		155,949

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	10	1,143
ManpowerGroup, Inc.	9	733
Nielsen Holdings PLC	31	1,632
Robert Half International, Inc.	32	1,490
Verisk Analytics, Inc. (a)	3	240

		5,238

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
American Capital Agency Corp.	411	7,657
American Tower Corp. REIT	78	7,985
Annaly Capital Management, Inc.	1,136	11,655
AvalonBay Communities, Inc. REIT	77	14,645
Boston Properties, Inc. REIT	9	1,144
Brixmor Property Group, Inc.	106	2,716
Camden Property Trust	10	841
Crown Castle International Corp. REIT	124	10,726
Digital Realty Trust, Inc. REIT	3	265
Duke Realty Corp.	7	158
Equinix, Inc. REIT	1	331
Equity Residential REIT	108	8,103
Essex Property Trust, Inc. REIT	18	4,209
Extra Space Storage, Inc. REIT	13	1,215
Federal Realty Investment Trust REIT	42	6,554
General Growth Properties, Inc. REIT	80	2,378
HCP, Inc. REIT	142	4,626
Host Hotels & Resorts, Inc. REIT	41	685
Iron Mountain, Inc. REIT	4	136
Kimco Realty Corp. REIT	10	288
Liberty Property Trust REIT	6	201
Macerich Co. REIT	15	1,189
Mid-America Apartment Communities, Inc.	3	307
Prologis, Inc. REIT	14	618
Public Storage REIT	96	26,480
Realty Income Corp. REIT	96	6,001
Regency Centers Corp.	2	150
Simon Property Group, Inc. REIT	44	9,138
SL Green Realty Corp. REIT	4	388
UDR, Inc. REIT	155	5,972
Ventas, Inc. REIT	112	7,051
VEREIT, Inc.	39	346
Vornado Realty Trust REIT	12	1,133
Welltower, Inc. REIT	147	10,193
Weyerhaeuser Co. REIT	28	867

		156,351

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	9	259
Jones Lang LaSalle, Inc.	9	1,056
Realogy Holdings Corp. (a)	4	145

		1,460

ROAD & RAIL — 0.7%
CSX Corp.	61	1,570
Hertz Global Holdings, Inc. (a)	30	316
JB Hunt Transport Services, Inc.	20	1,685
Kansas City Southern	2	171
Norfolk Southern Corp.	16	1,332

Union Pacific Corp.	209	16,626

		21,700

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	5	296
Applied Materials, Inc.	38	805
Broadcom, Ltd.	11	1,699
Intel Corp.	1,311	42,411
KLA-Tencor Corp.	11	801
Lam Research Corp.	5	413
Linear Technology Corp.	66	2,941
Marvell Technology Group, Ltd.	60	619
Maxim Integrated Products, Inc.	4	147
Microchip Technology, Inc.	6	289
Micron Technology, Inc. (a)	92	963
NVIDIA Corp.	19	677
Qorvo, Inc. (a)	10	504
QUALCOMM, Inc.	452	23,115
Skyworks Solutions, Inc.	44	3,428
Texas Instruments, Inc.	242	13,896
Xilinx, Inc.	57	2,703

		95,707

SOFTWARE — 3.6%
Activision Blizzard, Inc.	17	575
Adobe Systems, Inc. (a)	53	4,971
ANSYS, Inc. (a)	23	2,058
Autodesk, Inc. (a)	4	233
CA, Inc.	20	616
CDK Global, Inc.	5	233
Citrix Systems, Inc. (a)	6	471
Electronic Arts, Inc. (a)	6	397
Intuit, Inc.	66	6,865
Microsoft Corp.	1,313	72,517
Nuance Communications, Inc. (a)	14	262
Oracle Corp.	201	8,223
Red Hat, Inc. (a)	4	298
salesforce.com, Inc. (a)	2	148
Symantec Corp.	51	937
Synopsys, Inc. (a)	162	7,847
VMware, Inc. Class A (a)	13	680

		107,331

SPECIALTY RETAIL — 5.2%
Advance Auto Parts, Inc.	3	481
AutoNation, Inc. (a)	6	280
AutoZone, Inc. (a)	16	12,747
Bed Bath & Beyond, Inc. (a)	54	2,681
Best Buy Co., Inc.	45	1,460
CarMax, Inc. (a)	9	460
Dick’s Sporting Goods, Inc.	22	1,029
Foot Locker, Inc.	32	2,064
GameStop Corp. Class A	33	1,047
Gap, Inc.	89	2,617
Home Depot, Inc.	403	53,772
L Brands, Inc.	27	2,371
Lowe’s Cos., Inc.	265	20,074
O’Reilly Automotive, Inc. (a)	33	9,031
Ross Stores, Inc.	145	8,395
Signet Jewelers, Ltd	3	372

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Staples, Inc.	95	$1,048
Tiffany & Co.	30	2,201
TJX Cos., Inc.	350	27,422
Tractor Supply Co.	33	2,985
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26	5,037

		157,574

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	671	73,132
EMC Corp.	100	2,665
Hewlett Packard Enterprise Co.	104	1,844
HP, Inc.	503	6,197
NetApp, Inc.	11	300
SanDisk Corp.	8	609
Seagate Technology PLC	94	3,238
Western Digital Corp.	23	1,087

		89,072

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Coach, Inc.	21	842
Hanesbrands, Inc.	10	283
lululemon athletica, Inc. (a)	29	1,964
Michael Kors Holdings, Ltd. (a)	66	3,759
NIKE, Inc. Class B.	368	22,621
PVH Corp.	7	694
Ralph Lauren Corp.	13	1,251
Under Armour, Inc. Class A (a)	35	2,969
VF Corp.	159	10,297

		44,680

THRIFTS & MORTGAGE FINANCE — 0.0% (b)
New York Community Bancorp, Inc.	39	620

TOBACCO — 0.8%
Altria Group, Inc.	205	12,845
Philip Morris International, Inc.	87	8,536
Reynolds American, Inc.	81	4,075

		25,456

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	73	3,577
United Rentals, Inc. (a)	2	125
W.W. Grainger, Inc.	17	3,968

		7,670

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	45	3,102

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (b)
Sprint Corp. (a)	62	216
T-Mobile US, Inc. (a)	13	498

		714

TOTAL COMMON STOCKS (Cost $3,021,514)		3,008,219

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $20,453)	20,453	20,453

TOTAL INVESTMENTS — 100.2% (Cost $3,041,967)		3,028,672
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,493)

NET ASSETS — 100.0%		$3,023,179

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$100,655	$—	$—	$100,655
Air Freight & Logistics	23,190	—	—	23,190
Airlines	2,209	—	—	2,209
Auto Components	12,198	—	—	12,198
Automobiles	14,900	—	—	14,900
Banks	99,068	—	—	99,068
Beverages	84,435	—	—	84,435
Biotechnology	80,960	—	—	80,960
Building Products	707	—	—	707
Capital Markets	31,285	—	—	31,285
Chemicals	52,660	—	—	52,660
Commercial Services & Supplies	28,018	—	—	28,018
Communications Equipment	26,322	—	—	26,322
Construction & Engineering	2,496	—	—	2,496
Construction Materials	106	—	—	106

See accompanying Notes to Schedule of Investments

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Consumer Finance	$13,534	$—	$—	$13,534
Containers & Packaging	4,301	—	—	4,301
Distributors	5,653	—	—	5,653
Diversified Consumer Services	1,638	—	—	1,638
Diversified Financial Services	30,700	—	—	30,700
Diversified Telecommunication Services	73,420	—	—	73,420
Electric Utilities	84,038	—	—	84,038
Electrical Equipment	16,517	—	—	16,517
Electronic Equipment, Instruments & Components	12,388	—	—	12,388
Energy Equipment & Services	17,772	—	—	17,772
Food & Staples Retailing.	63,036	—	—	63,036
Food Products	72,621	—	—	72,621
Gas Utilities.	967	—	—	967
Health Care Equipment & Supplies	83,847	—	—	83,847
Health Care Providers & Services	110,202	—	—	110,202
Health Care Technology	159	—	—	159
Hotels, Restaurants & Leisure	99,925	—	—	99,925
Household Durables	5,074	—	—	5,074
Household Products	68,934	—	—	68,934
Independent Power Producers & Energy Traders	3,290	—	—	3,290
Industrial Conglomerates	52,838	—	—	52,838
Insurance	112,203	—	—	112,203
Internet & Catalog Retail	18,026	—	—	18,026
Internet Software & Services	90,377	—	—	90,377
IT Services	215,430	—	—	215,430
Leisure Equipment & Products	3,255	—	—	3,255
Life Sciences Tools & Services	13,435	—	—	13,435
Machinery	33,149	—	—	33,149
Media	37,924	—	—	37,924
Metals & Mining	22,309	—	—	22,309
Multi-Utilities	44,752	—	—	44,752
Multiline Retail	30,125	—	—	30,125
Oil, Gas & Consumable Fuels	129,091	—	—	129,091
Personal Products	5,456	—	—	5,456
Pharmaceuticals	155,949	—	—	155,949
Professional Services	5,238	—	—	5,238
Real Estate Investment Trusts (REITs)	156,351	—	—	156,351
Real Estate Management & Development	1,460	—	—	1,460
Road & Rail.	21,700	—	—	21,700
Semiconductors & Semiconductor Equipment	95,707	—	—	95,707
Software	107,331	—	—	107,331
Specialty Retail	157,574	—	—	157,574
Technology Hardware, Storage & Peripherals	89,072	—	—	89,072
Textiles, Apparel & Luxury Goods	44,680	—	—	44,680
Thrifts & Mortgage Finance	620	—	—	620
Tobacco.	25,456	—	—	25,456
Trading Companies & Distributors	7,670	—	—	7,670
Water Utilities	3,102	—	—	3,102
Wireless Telecommunication Services	714	—	—	714
Short-Term Investment	20,453	—	—	20,453

TOTAL INVESTMENTS	$3,028,672	$—	$—	$3,028,672

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
BANKS — 33.2%
BB&T Corp. Series F 5.20%	120,029	$3,024,731
BB&T Corp. Series G 5.20% (a)	133,364	3,382,111
BB&T Corp. 5.63%	120,450	3,047,385
BB&T Corp. Series E 5.63%	306,737	7,858,602
BB&T Corp. 5.85%	153,368	4,012,107
Fifth Third Bancorp Series I 6.63% (a)	120,029	3,490,443
HSBC Holdings PLC Series A 6.20%	148,817	3,811,203
HSBC Holdings PLC Series 2 8.00% (a)	390,002	10,218,052
HSBC Holdings PLC 8.13%	225,790	6,071,493
HSBC USA, Inc. Series F 3.50%	53,112	1,213,078
HSBC USA, Inc. Series G 4.00% (a)	38,358	904,482
HSBC USA, Inc. Series H 6.50% (a)	38,358	968,156
ING Groep NV 6.13% (a)	159,713	4,058,307
ING Groep NV 6.20% (a)	114,082	2,902,246
ING Groep NV 6.38% (a)	238,427	6,134,727
ING Groep NV 7.05% (a)	182,529	4,789,561
ING Groep NV 7.20% (a)	250,978	6,563,075
JPMorgan Chase & Co. Series P 5.45% (a)	106,233	2,708,942
JPMorgan Chase & Co. Series O 5.50% (a)	148,429	3,784,940
JPMorgan Chase & Co. Series AA 6.10% (a) .	168,202	4,395,118
JPMorgan Chase & Co. Series Y 6.13% (a)	168,792	4,420,662
JPMorgan Chase & Co. Series BB 6.15%	135,741	3,541,483
JPMorgan Chase & Co. Series W 6.30%	103,871	2,735,962
JPMorgan Chase & Co. Series T 6.70%	109,186	3,024,452
PNC Financial Services Group, Inc. Series Q 5.38%.	128,028	3,298,001
PNC Financial Services Group, Inc. Series P 6.13% (a)	400,088	11,650,563
SunTrust Banks, Inc. Series E 5.88% (a)	120,029	3,096,748
US Bancorp Series B* 3.50% (a)	252,698	5,561,883
US Bancorp Series H 5.15% (a)	126,349	3,253,487
US Bancorp Series G 6.00%	274,176	7,213,571
US Bancorp Series F 6.50% (a)	277,968	8,177,819
Wells Fargo & Co. Series O 5.13% (a)	60,701	1,546,661
Wells Fargo & Co. 5.20%	70,039	1,794,399
Wells Fargo & Co. Series P 5.25% (a)	58,364	1,502,873
Wells Fargo & Co. Series W 5.70%	93,387	2,418,723
Wells Fargo & Co. 5.85%	161,090	4,246,332
Wells Fargo & Co. Series T 6.00% (a)	74,707	1,976,747
Wells Fargo & Co. Series V 6.00% (a)	93,387	2,457,946
Wells Fargo & Co. 6.63%	78,442	2,300,704
Wells Fargo & Co. Series J 8.00%	200,814	5,632,833

		163,190,608

CAPITAL MARKETS — 15.9%
Bank of New York Mellon Corp. 5.20% (a)	155,366	3,985,138
Charles Schwab Corp. Series D 5.95%	194,274	5,060,838
Charles Schwab Corp. Series B 6.00% (a)	129,361	3,409,956
Charles Schwab Corp. Series C 6.00% (a)	160,036	4,221,750

General Electric Co. 4.70%	195,277	5,106,494
General Electric Co. 4.88%	220,048	5,778,461
General Electric Co. 4.88% (a)	168,705	4,455,499
Goldman Sachs Group, Inc. 6.50% (a)	153,368	4,004,438
KKR Financial Holdings LLC 8.38% (a)	69,016	1,804,078
Legg Mason, Inc. 6.38%	64,758	1,649,386
Morgan Stanley Capital Trust III 6.25%	234,720	6,025,262
Morgan Stanley Capital Trust IV 6.25% (a)	165,368	4,230,113
Morgan Stanley Capital Trust V 5.75% (a)	133,364	3,391,447
Morgan Stanley Capital Trust VIII Series VIII 6.45%.	220,048	5,635,429
Northern Trust Corp. Series C 5.85% (a)	106,693	2,875,376
Raymond James Financial, Inc. 6.90% (a)	93,354	2,447,742
State Street Corp. Series C 5.25% (b)	133,364	3,447,459
State Street Corp. Series D 5.90% (b)	200,044	5,463,202
State Street Corp. 6.00% (a) (b)	200,044	5,313,169

		78,305,237

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc. 6.70% (a)	113,361	3,048,277

CONSUMER FINANCE — 3.7%
Capital One Financial Corp. Series B 6.00% (a)	233,385	6,018,999
Capital One Financial Corp. Series F 6.20%	133,364	3,467,464
Capital One Financial Corp. Series C 6.25%	133,364	3,508,807
Capital One Financial Corp. Series D 6.70% (a)	133,364	3,622,166
HSBC Finance Corp. Series B 6.36% (a)	59,014	1,480,071

		18,097,507

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.4%
Qwest Corp. 6.13% (a)	206,106	5,041,353
Qwest Corp. 6.63% (a)	2,834	69,830
Qwest Corp. 6.88% (a)	132,970	3,390,735
Qwest Corp. 7.00% (a)	139,618	3,560,259
Qwest Corp. 7.00%	106,375	2,710,435
Qwest Corp. 7.38%	175,855	4,489,578
Qwest Corp. 7.50% (a)	152,918	3,926,934
Verizon Communications, Inc. 5.90%	133,364	3,607,496

		26,796,620

ELECTRIC UTILITIES — 8.5%
BGE Capital Trust II 6.20%	66,680	1,751,684
Duke Energy Corp. 5.13% (a)	133,364	3,470,131
FPL Group Capital Trust I 5.88% (a)	80,016	2,082,817
NextEra Energy Capital Holdings, Inc. 5.00% (a)	120,029	3,052,337
NextEra Energy Capital Holdings, Inc. Series I 5.13% (a)	133,364	3,396,781
NextEra Energy Capital Holdings, Inc. Series H 5.63%	93,354	2,389,862
NextEra Energy Capital Holdings, Inc. Series G 5.70%	106,693	2,767,616
PPL Capital Funding, Inc. Series B 5.90% (a) .	120,029	3,184,369
SCE Trust I 5.63%	126,696	3,232,015

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SCE Trust II 5.10% (a)	106,693	$2,701,467
SCE Trust III Series H 5.75%	73,348	1,971,594
SCE Trust IV Series J 5.38% (a)	86,684	2,256,385
SCE Trust V Series K 5.45%	77,710	2,070,972
Southern Co. 6.25% (a)	266,724	7,289,567

		41,617,597

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D 3.55%	72,923	1,859,536

INSURANCE — 16.2%
Aegon NV Series 1 4.00%	66,680	1,504,968
Aegon NV 6.38% (a)	266,724	6,772,122
Aegon NV 6.50% (a)	133,364	3,503,472
Aegon NV 8.00%	140,032	3,779,464
Aflac, Inc. 5.50%	133,364	3,439,458
Allstate Corp. 5.10%	133,364	3,476,799
Allstate Corp. 5.63% (a)	76,682	2,002,167
Allstate Corp. Series F 6.25% (a)	66,680	1,783,023
Allstate Corp. Series E 6.63% (a)	199,379	5,472,953
Allstate Corp. Series C 6.75%	102,688	2,849,592
Arch Capital Group, Ltd. Series C 6.75% (a)	86,684	2,306,661
Aspen Insurance Holdings, Ltd. 5.95% (a)	73,348	1,937,121
Aviva PLC 8.25% (a)	106,693	2,809,227
Axis Capital Holdings, Ltd. Series C 6.88%	106,693	2,761,215
Hartford Financial Services Group, Inc. 7.88%.	160,036	4,996,324
MetLife, Inc. Series A 4.00% (a)	160,036	3,992,898
PartnerRe, Ltd. Series F 5.88%	66,680	1,697,673
PartnerRe, Ltd. Series E 7.25%	99,689	2,820,202
Protective Life Corp. 6.25%	76,682	2,009,068
Prudential Financial, Inc. 5.70% (a)	189,377	4,923,802
Prudential Financial, Inc. 5.75% (a)	153,368	4,022,843
Prudential PLC 6.50%	80,016	2,090,818
Prudential PLC 6.75% (a)	66,680	1,735,014
Reinsurance Group of America, Inc. 6.20%	106,693	3,027,947
RenaissanceRe Holdings, Ltd. Series E 5.38% (a)	73,348	1,855,704
WR Berkley Corp. 5.63%	93,354	2,340,385

		79,910,920

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc. 6.00%	194,274	4,895,705

MACHINERY — 1.1%
Stanley Black & Decker, Inc. 5.75% (a)	200,044	5,213,147

MEDIA — 0.4%
Comcast Corp. 5.00%	76,682	2,016,737

MULTI-UTILITIES — 0.4%
DTE Energy Co. 6.50%	74,685	1,926,873

REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.7%
Digital Realty Trust, Inc. Series G 5.88% (a)	66,680	1,672,334
Digital Realty Trust, Inc. Series I 6.35%	66,680	1,720,344

Digital Realty Trust, Inc. Series E 7.00% (a)	76,682	1,954,624
Digital Realty Trust, Inc. Series H 7.38%	97,357	2,701,657
Hospitality Properties Trust Series D 7.13% (a)	77,352	2,021,981
Kimco Realty Corp. Series I 6.00% (a)	106,693	2,764,416
National Retail Properties, Inc. Series E 5.70% (a)	76,682	1,995,266
National Retail Properties, Inc. Series D 6.63% (a)	76,682	2,001,400
PS Business Parks, Inc. Series T 6.00%	93,354	2,409,467
Public Storage Series W 5.20% (a)	119,704	3,062,028
Public Storage Series V 5.38%	118,509	3,038,571
Public Storage Series B 5.40%	71,823	1,835,796
Public Storage Series U 5.63%	68,828	1,806,735
Public Storage Series T 5.75% (a)	110,725	2,907,638
Public Storage Series S 5.90%	110,125	2,837,921
Public Storage Series Z 6.00% (a)	68,828	1,896,900
Public Storage Series R 6.35%	116,709	2,988,917
Public Storage Series Y 6.38% (a)	68,232	1,900,944
Public Storage Series Q 6.50%	89,780	2,248,989
Realty Income Corp. Series F 6.63% (a)	109,025	2,837,921
Regency Centers Corp. Series 6 6.63% (a)	66,680	1,734,347
Senior Housing Properties Trust 5.63%	93,354	2,335,717
Senior Housing Properties Trust 6.25%	66,680	1,683,670
Ventas Realty L.P. / Ventas Capital Corp. 5.45%.	69,016	1,813,050
Vornado Realty Trust Series L 5.40% (a)	80,016	2,001,200
Vornado Realty Trust Series K 5.70% (a)	80,016	2,048,410
Vornado Realty Trust Series I 6.63% (a)	72,017	1,845,796
Wells Fargo Real Estate Investment Corp. Series A 6.38% (a)	25,683	691,643
Welltower, Inc. Series J 6.50%	76,682	2,009,835

		62,767,517

TOTAL PREFERRED STOCKS (Cost $480,915,914)		489,646,281

SHORT-TERM INVESTMENTS — 8.4%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	40,153,749	40,153,749
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	1,200,023	1,200,023

TOTAL SHORT-TERM INVESTMENTS (Cost $41,353,772)		41,353,772

TOTAL INVESTMENTS — 107.9% (Cost $522,269,686)		531,000,053
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(38,988,593)

NET ASSETS — 100.0%		$492,011,460

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Investment of cash collateral for securities loaned.

(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs Total	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$163,190,608	$—	$—	$163,190,608
Capital Markets	78,305,237	—	—	78,305,237
Commercial Services & Supplies	3,048,277	—	—	3,048,277
Consumer Finance	18,097,507	—	—	18,097,507
Diversified Telecommunication Services	26,796,620	—	—	26,796,620
Electric Utilities	41,617,597	—	—	41,617,597
Independent Power Producers & Energy Traders	1,859,536	—	—	1,859,536
Insurance	79,910,920	—	—	79,910,920
Internet Software & Services	4,895,705	—	—	4,895,705
Machinery	5,213,147	—	—	5,213,147
Media	2,016,737	—	—	2,016,737
Multi-Utilities	1,926,873	—	—	1,926,873
Real Estate Investment Trusts (REITs)	62,767,517	—	—	62,767,517
Short-Term Investments	41,353,772	—	—	41,353,772

TOTAL INVESTMENTS	$531,000,053	$—	$—	$531,000,053

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 1.0%
NetScout Systems, Inc. (a)	2,414	$55,450

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Arrow Electronics, Inc. (a)	1,325	85,343
Avnet, Inc.	1,656	73,361

		158,704

HEALTH CARE TECHNOLOGY — 10.4%
Allscripts Healthcare Solutions, Inc. (a)	4,832	63,831
Cerner Corp. (a)	1,209	64,029
Computer Programs & Systems, Inc.	1,472	76,720
IMS Health Holdings, Inc. (a)	2,781	73,835
Inovalon Holdings, Inc. Class A (a)	4,067	75,321
Medidata Solutions, Inc. (a)	1,546	59,846
Quality Systems, Inc.	4,608	70,226
Veeva Systems, Inc. Class A (a)	2,562	64,152

		547,960

HOUSEHOLD DURABLES — 0.8%
GoPro, Inc. Class A (a)	3,660	43,774

INTERNET & CATALOG RETAIL — 2.9%
Groupon, Inc. (a)	22,657	90,402
Netflix, Inc. (a)	605	61,849

		152,251

INTERNET SOFTWARE & SERVICES — 34.7%
58.com, Inc. ADR (a)	1,050	58,432
Alphabet, Inc. Class A (a)	94	71,713
Angie’s List, Inc. (a)	7,939	64,068
Autohome, Inc. ADR (a)	1,942	54,259
Baidu, Inc. ADR (a)	372	71,007
Bankrate, Inc. (a)	5,302	48,619
Bitauto Holdings, Ltd. ADR (a)	2,482	61,529
Cvent, Inc. (a)	2,086	44,640
Demandware, Inc. (a)	1,350	52,785
Facebook, Inc. Class A (a)	686	78,273
GrubHub, Inc. (a)	3,046	76,546
IAC/InterActiveCorp.	1,186	55,837
LinkedIn Corp. Class A (a)	316	36,135
LogMeIn, Inc. (a)	1,074	54,194
Marketo, Inc. (a)	2,616	51,195
Momo, Inc. ADR (a)	4,429	49,782
Monster Worldwide, Inc. (a)	12,699	41,399
Pandora Media, Inc. (a)	5,055	45,242
SINA Corp. (a)	1,435	67,976
Sohu.com, Inc. (a)	1,229	60,885
SouFun Holdings, Ltd. ADR	9,926	59,457
Twitter, Inc. (a)	3,104	51,371
WebMD Health Corp. (a)	1,543	96,638
Weibo Corp. ADR (a)	3,694	66,307
Yahoo!, Inc. (a)	2,166	79,730
Yandex NV Class A (a)	4,659	71,376
Yelp, Inc. Class A (a)	2,627	52,225
Youku Tudou, Inc. ADR (a)	2,641	72,601
YY, Inc. ADR (a)	1,101	67,811
Zillow Group, Inc. Class C (a)	2,900	68,817

		1,830,849

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.6%
Ambarella, Inc. (a)	1,257	56,188
Cavium, Inc. (a)	1,127	68,927
Marvell Technology Group, Ltd.	8,333	85,913
MaxLinear, Inc. Class A (a)	4,723	87,376
NVIDIA Corp.	2,221	79,134
Qorvo, Inc. (a)	1,382	69,667
QUALCOMM, Inc.	1,505	76,966
Silicon Motion Technology Corp. ADR	2,273	88,215

		612,386

SOFTWARE — 30.1%
CA, Inc.	2,529	77,868
Callidus Software, Inc. (a)	3,641	60,732
CDK Global, Inc.	1,560	72,618
Check Point Software Technologies, Ltd. (a)	885	77,411
Citrix Systems, Inc. (a)	955	75,044
CyberArk Software, Ltd. (a)	1,570	66,929
FireEye, Inc. (a)	3,312	59,583
HubSpot, Inc. (a)	1,293	56,401
Intuit, Inc.	747	77,696
MicroStrategy, Inc. Class A (a)	406	72,966
Proofpoint, Inc. (a)	1,098	59,050
Qlik Technologies, Inc. (a)	2,392	69,177
Qualys, Inc. (a)	2,209	55,910
RealPage, Inc. (a)	3,145	65,542
Rovi Corp. (a)	6,602	135,407
Rubicon Project, Inc. (a)	4,477	81,840
salesforce.com, Inc. (a)	927	68,440
Splunk, Inc. (a)	1,330	65,077
Tableau Software, Inc. Class A (a)	805	36,925
Textura Corp. (a)	3,286	61,218
VASCO Data Security International, Inc. (a)	4,228	65,111
VMware, Inc. Class A (a)	1,255	65,649
Zendesk, Inc. (a)	2,810	58,813

		1,585,407

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Cray, Inc. (a)	2,259	94,674
Super Micro Computer, Inc. (a)	3,198	108,988

		203,662

THRIFTS & MORTGAGE FINANCE — 1.4%
LendingTree, Inc. (a)	748	73,139

TOTAL COMMON STOCKS (Cost $5,004,931)		5,263,582

TOTAL INVESTMENTS — 99.8% (Cost $5,004,931)		5,263,582

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		9,999

NET ASSETS — 100.0%		$5,273,581

(a)	Non-income producing security.

ADR	= American Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs Total	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$55,450	$—	$—	$55,450
Electronic Equipment, Instruments & Components	158,704	—	—	158,704
Health Care Technology	547,960	—	—	547,960
Household Durables	43,774	—	—	43,774
Internet & Catalog Retail	152,251	—	—	152,251
Internet Software & Services	1,830,849	—	—	1,830,849
Semiconductors & Semiconductor Equipment	612,386	—	—	612,386
Software	1,585,407	—	—	1,585,407
Technology Hardware, Storage & Peripherals	203,662	—	—	203,662
Thrifts & Mortgage Finance	73,139	—	—	73,139

TOTAL INVESTMENTS	$5,263,582	$—	$—	$5,263,582

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
Northrop Grumman Corp.	18,777	$3,715,968
Teledyne Technologies, Inc. (a)	3,480	306,727
Textron, Inc.	25,841	942,163

		4,964,858

AIR FREIGHT & LOGISTICS — 2.9%
United Parcel Service, Inc. Class B	73,132	7,713,232

AIRLINES — 1.5%
Alaska Air Group, Inc.	13,137	1,077,497
Southwest Airlines Co.	67,003	3,001,734

		4,079,231

BANKS — 3.8%
Bank of Hawaii Corp.	4,437	302,958
BankUnited, Inc.	10,614	365,546
Comerica, Inc.	18,359	695,255
Commerce Bancshares, Inc.	8,789	395,066
East West Bancorp, Inc.	14,967	486,128
Signature Bank (a)	5,392	733,959
US Bancorp	175,103	7,107,431

		10,086,343

BIOTECHNOLOGY — 8.4%
AbbVie, Inc.	167,934	9,592,390
Amgen, Inc.	79,625	11,938,176
Intercept Pharmaceuticals, Inc. (a)	1,653	212,361
Medivation, Inc. (a)	16,880	776,143

		22,519,070

CAPITAL MARKETS — 1.1%
Artisan Partners Asset Management, Inc. Class A	3,915	120,739
Franklin Resources, Inc.	38,372	1,498,426
Northern Trust Corp.	22,448	1,462,936

		3,082,101

CHEMICALS — 1.7%
Ecolab, Inc.	27,929	3,114,642
International Flavors & Fragrances, Inc.	8,366	951,800
WR Grace & Co. (a)	7,310	520,326

		4,586,768

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp.	17,315	714,417
Pitney Bowes, Inc.	20,535	442,324
Rollins, Inc.	10,092	273,695

		1,430,436

COMMUNICATIONS EQUIPMENT — 0.1%
Arista Networks, Inc. (a)	4,002	252,526

CONSUMER FINANCE — 3.0%
American Express Co.	87,336	5,362,430
Discover Financial Services	44,514	2,266,653
Navient Corp.	37,675	450,970

		8,080,053

CONTAINERS & PACKAGING — 0.5%
Avery Dennison Corp.	9,570	690,093
Bemis Co., Inc.	10,005	518,059

		1,208,152

DIVERSIFIED FINANCIAL SERVICES — 6.7%
Berkshire Hathaway, Inc. Class B (a)	122,556	17,388,245
CBOE Holdings, Inc.	8,613	562,688

		17,950,933

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
CenturyLink, Inc.	57,253	1,829,806
Frontier Communications Corp.	121,726	680,448
Level 3 Communications, Inc. (a)	30,424	1,607,909
SBA Communications Corp. Class A (a)	13,137	1,315,933
Zayo Group Holdings, Inc. (a)	10,005	242,521

		5,676,617

ELECTRIC UTILITIES — 2.4%
Entergy Corp.	18,707	1,483,091
Hawaiian Electric Industries, Inc.	11,136	360,806
ITC Holdings Corp.	15,749	686,184
PG&E Corp.	51,539	3,077,909
Pinnacle West Capital Corp.	11,571	868,635

		6,476,625

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	13,659	605,094
CDW Corp.	15,836	657,194

		1,262,288

ENERGY EQUIPMENT & SERVICES — 0.5%
National Oilwell Varco, Inc.	39,329	1,223,132
RPC, Inc.	6,177	87,590

		1,310,722

FOOD & STAPLES RETAILING — 4.5%
CVS Health Corp.	115,218	11,951,563

FOOD PRODUCTS — 1.9%
General Mills, Inc.	62,024	3,929,220
McCormick & Co., Inc.	11,658	1,159,738

		5,088,958

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Alere, Inc. (a)	9,048	457,919
Becton Dickinson and Co.	22,177	3,366,912
ResMed, Inc.	14,445	835,210

		4,660,041

HEALTH CARE PROVIDERS & SERVICES — 4.3%
Aetna, Inc.	36,543	4,105,606
AmerisourceBergen Corp. Class A	20,273	1,754,628
Centene Corp. (a)	16,619	1,023,240
Cigna Corp.	27,005	3,706,166
HealthSouth Corp.	9,311	350,373
Premier, Inc. Class A (a)	4,700	156,792
WellCare Health Plans, Inc. (a)	4,611	427,670

		11,524,475

HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc. (a)	4,002	555,398

HOTELS, RESTAURANTS & LEISURE — 0.3%
Aramark	23,492	778,055

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	13,479	1,699,163

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

INSURANCE — 2.6%
Assurant, Inc.	6,847	$528,246
Hartford Financial Services Group, Inc.	42,896	1,976,648
Principal Financial Group, Inc.	30,452	1,201,331
Prudential Financial, Inc.	47,164	3,406,184

		7,112,409

INTERNET & CATALOG RETAIL — 0.4%
HSN, Inc.	3,393	177,488
TripAdvisor, Inc. (a)	11,834	786,961

		964,449

INTERNET SOFTWARE & SERVICES — 1.4%
GoDaddy, Inc. Class A (a)	348	11,251
Pandora Media, Inc. (a)	21,059	188,478
Yahoo!, Inc. (a)	91,523	3,368,962
Yelp, Inc. Class A (a)	6,788	134,945

		3,703,636

IT SERVICES — 2.8%
Alliance Data Systems Corp. (a)	6,262	1,377,640
Gartner, Inc. (a)	8,355	746,519
Jack Henry & Associates, Inc.	8,178	691,613
Paychex, Inc.	33,985	1,835,530
Sabre Corp.	15,923	460,493
Vantiv, Inc. Class A (a)	16,184	871,994
WEX, Inc. (a)	4,002	333,607
Xerox Corp.	99,278	1,107,943

		7,425,339

MACHINERY — 1.8%
Allison Transmission Holdings, Inc.	15,836	427,255
Illinois Tool Works, Inc.	33,231	3,404,184
ITT Corp.	9,311	343,483
Xylem, Inc.	18,707	765,116

		4,940,038

METALS & MINING — 1.1%
Alcoa, Inc.	137,040	1,312,843
Allegheny Technologies, Inc.	11,312	184,386
Newmont Mining Corp.	55,425	1,473,196

		2,970,425

MULTI-UTILITIES — 2.2%
Alliant Energy Corp.	11,834	879,030
Public Service Enterprise Group, Inc.	53,216	2,508,602
Sempra Energy	24,740	2,574,197

		5,961,829

MULTILINE RETAIL — 0.5%
Macy’s, Inc.	32,804	1,446,328

OIL, GAS & CONSUMABLE FUELS — 5.5%
Cheniere Energy, Inc. (a)	20,360	688,779
EQT Corp.	15,923	1,070,981
Occidental Petroleum Corp.	80,106	5,481,654
Phillips 66	48,221	4,175,456
Spectra Energy Corp.	70,287	2,150,782
Williams Cos., Inc.	71,958	1,156,365

		14,724,017

PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. Class A	22,970	2,166,301

PHARMACEUTICALS — 1.5%
Mylan NV (a)	42,808	1,984,151
Zoetis, Inc.	47,854	2,121,368

		4,105,519

PROFESSIONAL SERVICES — 1.4%
CEB, Inc.	3,480	225,260
Dun & Bradstreet Corp.	3,743	385,828
ManpowerGroup, Inc.	7,656	623,352
Nielsen Holdings PLC	36,011	1,896,339
Robert Half International, Inc.	13,572	632,184

		3,762,963

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Realogy Holdings Corp. (a)	15,314	552,989

ROAD & RAIL — 2.7%
Landstar System, Inc.	4,437	286,674
Union Pacific Corp.	88,567	7,045,505

		7,332,179

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Skyworks Solutions, Inc.	20,012	1,558,935
Texas Instruments, Inc.	106,371	6,107,823

		7,666,758

SOFTWARE — 8.1%
ANSYS, Inc. (a)	9,224	825,179
CA, Inc.	32,717	1,007,356
Electronic Arts, Inc. (a)	31,496	2,082,201
Intuit, Inc.	26,374	2,743,160
Oracle Corp.	324,161	13,261,427
ServiceNow, Inc. (a)	15,836	968,846
Workday, Inc. Class A (a)	11,312	869,214

		21,757,383

SPECIALTY RETAIL — 11.0%
Best Buy Co., Inc.	31,073	1,008,008
DSW, Inc. Class A	6,960	192,374
Gap, Inc.	23,318	685,549
Home Depot, Inc.	133,097	17,759,133
L Brands, Inc.	25,846	2,269,537
Tiffany & Co.	11,658	855,464
TJX Cos., Inc.	65,978	5,169,376
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,278	1,216,300
Williams-Sonoma, Inc.	8,355	457,353

		29,613,094

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	5,298	558,303
Coach, Inc.	28,886	1,158,040
lululemon athletica, Inc. (a)	10,181	689,356

		2,405,699

THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp. (a)	34,976	268,266
TFS Financial Corp.	6,266	108,840

		377,106

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Watsco, Inc.	2,697	363,394
WESCO International, Inc. (a)	4,437	242,571

		605,965

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.5%
American Water Works Co., Inc.	18,794	$1,295,470

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,746	293,257
United States Cellular Corp. (a)	1,392	63,601

		356,858

TOTAL COMMON STOCKS (Cost $257,696,844)		268,184,362

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $342,114)	342,114	342,114

TOTAL INVESTMENTS — 99.9% (Cost $258,038,958)		268,526,476
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		162,746

NET ASSETS — 100.0%		$268,689,222

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,964,858	$—	$—	$4,964,858
Air Freight & Logistics	7,713,232	—	—	7,713,232
Airlines	4,079,231	—	—	4,079,231
Banks	10,086,343	—	—	10,086,343
Biotechnology	22,519,070	—	—	22,519,070
Capital Markets	3,082,101	—	—	3,082,101
Chemicals	4,586,768	—	—	4,586,768
Commercial Services & Supplies	1,430,436	—	—	1,430,436
Communications Equipment	252,526	—	—	252,526
Consumer Finance	8,080,053	—	—	8,080,053
Containers & Packaging	1,208,152	—	—	1,208,152
Diversified Financial Services	17,950,933	—	—	17,950,933
Diversified Telecommunication Services	5,676,617	—	—	5,676,617
Electric Utilities	6,476,625	—	—	6,476,625
Electronic Equipment, Instruments & Components	1,262,288	—	—	1,262,288
Energy Equipment & Services	1,310,722	—	—	1,310,722
Food & Staples Retailing	11,951,563	—	—	11,951,563
Food Products	5,088,958	—	—	5,088,958
Health Care Equipment & Supplies	4,660,041	—	—	4,660,041
Health Care Providers & Services	11,524,475	—	—	11,524,475
Health Care Technology	555,398	—	—	555,398
Hotels, Restaurants & Leisure	778,055	—	—	778,055
Household Products	1,699,163	—	—	1,699,163
Insurance	7,112,409	—	—	7,112,409
Internet & Catalog Retail	964,449	—	—	964,449
Internet Software & Services	3,703,636	—	—	3,703,636
IT Services.	7,425,339	—	—	7,425,339
Machinery	4,940,038	—	—	4,940,038
Metals & Mining	2,970,425	—	—	2,970,425
Multi-Utilities	5,961,829	—	—	5,961,829
Multiline Retail	1,446,328	—	—	1,446,328
Oil, Gas & Consumable Fuels	14,724,017	—	—	14,724,017
Personal Products	2,166,301	—	—	2,166,301

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$4,105,519	$—	$—	$4,105,519
Professional Services	3,762,963	—	—	3,762,963
Real Estate Management & Development	552,989	—	—	552,989
Road & Rail	7,332,179	—	—	7,332,179
Semiconductors & Semiconductor Equipment	7,666,758	—	—	7,666,758
Software	21,757,383	—	—	21,757,383
Specialty Retail	29,613,094	—	—	29,613,094
Textiles, Apparel & Luxury Goods	2,405,699	—	—	2,405,699
Thrifts & Mortgage Finance.	377,106	—	—	377,106
Trading Companies & Distributors	605,965	—	—	605,965
Water Utilities	1,295,470	—	—	1,295,470
Wireless Telecommunication Services	356,858	—	—	356,858
Short-Term Investment	342,114	—	—	342,114

TOTAL INVESTMENTS	$268,526,476	$—	$—	$268,526,476

See accompanying Notes to Schedule of Investments

SPDR Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS * — 99.9%
Treasury Bills:
0.16%, 6/2/2016	$259,040,000	$258,966,383
0.16%, 6/16/2016	259,040,000	258,936,104
0.18%, 6/9/2016	259,040,000	258,953,121
0.20%, 6/30/2016	234,370,000	234,249,892
0.21%, 6/23/2016	349,499,000	349,329,787
0.26%, 5/5/2016	259,040,000	259,020,435
0.26%, 5/12/2016	267,265,000	267,236,087
0.29%, 5/19/2016	267,265,000	267,213,330
0.31%, 5/26/2016	361,834,000	361,767,665

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,515,444,191)		2,515,672,804

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (a) (b) (Cost $2,554,572)	2,554,572	$2,554,572

TOTAL INVESTMENTS — 100.0% (Cost $2,517,998,763)		2,518,227,376
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(256,905)

NET ASSETS — 100.0%		$2,517,970,471

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.
(c)	Amount shown represents less than 0.05% of net assets.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,515,672,804	$—	$2,515,672,804
Short-Term Investment	2,554,572	—	—	2,554,572

TOTAL INVESTMENTS	$2,554,572	$2,515,672,804	$—	$2,518,227,376

See accompanying Notes to Schedule of Investments

SPDR Barclays TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$13,348,748	$12,570,783
0.75%, 2/15/2042	13,658,520	13,289,330
0.75%, 2/15/2045	13,008,391	12,634,400
1.38%, 2/15/2044	13,183,189	14,804,325
1.75%, 1/15/2028	9,963,086	11,566,545
2.00%, 1/15/2026	13,451,982	15,770,297
2.13%, 2/15/2040	9,371,066	12,002,274
2.13%, 2/15/2041	14,622,688	18,874,673
2.38%, 1/15/2025	19,831,919	23,649,563
2.38%, 1/15/2027	10,910,394	13,346,467
2.50%, 1/15/2029	8,865,871	11,157,167
3.38%, 4/15/2032	3,807,147	5,522,152
3.63%, 4/15/2028	13,853,461	19,117,777
3.88%, 4/15/2029	15,766,415	22,614,873
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2017	25,901,036	26,200,452
0.13%, 4/15/2018	28,873,597	29,396,787
0.13%, 4/15/2019	28,483,935	29,111,437
0.13%, 4/15/2020	28,500,450	29,114,919
0.13%, 1/15/2022	24,350,182	24,741,976
0.13%, 7/15/2022	23,801,265	24,247,539
0.13%, 1/15/2023	23,712,882	23,935,072
0.13%, 7/15/2024	23,051,311	23,159,422
0.25%, 1/15/2025	23,109,152	23,325,685
0.38%, 7/15/2023	23,519,499	24,250,721
0.38%, 7/15/2025	23,081,253	23,607,736
0.63%, 7/15/2021	21,229,780	22,301,247
0.63%, 1/15/2024	23,457,811	24,451,014
0.63%, 1/15/2026	14,608,542	15,286,525
1.00%, 2/15/2046	3,983,323	4,164,444
1.13%, 1/15/2021	22,384,113	23,947,420

1.25%, 7/15/2020	19,820,872	21,326,069
1.38%, 7/15/2018	9,269,851	9,778,209
1.38%, 1/15/2020	11,713,841	12,552,083
1.63%, 1/15/2018	10,458,953	10,939,438
1.88%, 7/15/2019	9,497,821	10,333,344
2.13%, 1/15/2019	9,176,151	9,908,775
2.63%, 7/15/2017 (a)	9,011,802	9,487,716

TOTAL U.S. TREASURY OBLIGATIONS (Cost $646,549,256)		662,488,656

	Shares
SHORT-TERM INVESTMENTS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (b) (c)	1,573,390	1,573,390
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	193,249	193,249

TOTAL SHORT-TERM INVESTMENTS (Cost $1,766,639)		1,766,639

TOTAL INVESTMENTS — 100.0% (Cost $648,315,895)		664,255,295
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(112,099)

NET ASSETS — 100.0%		$664,143,196

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Investment of cash collateral for securities loaned.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Amount is less than 0.05% of net assets.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$662,488,656	$—	$662,488,656
Short-Term Investments	1,766,639	—	—	1,766,639

TOTAL INVESTMENTS	$1,766,639	$662,488,656	$—	$664,255,295

See accompanying Notes to Schedule of Investments

SPDR Barclays 0-5 Year TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2017	$414,815	$419,610
0.13%, 4/15/2018	460,160	468,498
0.13%, 4/15/2019	464,065	474,289
0.13%, 4/15/2020	452,201	461,950
1.13%, 1/15/2021	355,216	380,024
1.25%, 7/15/2020	313,939	337,780
1.38%, 7/15/2018	150,400	158,648
1.38%, 1/15/2020	192,157	205,908
1.63%, 1/15/2018	170,416	178,245
1.88%, 7/15/2019	137,470	149,563
2.13%, 1/15/2019	133,403	144,054
2.38%, 1/15/2017	183,143	188,751
2.50%, 7/15/2016	203,646	207,368
2.63%, 7/15/2017	130,651	137,550

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,878,450)		3,912,238

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (a) (b) (Cost $9,609)	9,609	$9,609

TOTAL INVESTMENTS — 99.8% (Cost $3,888,059)		3,921,847
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		9,813

NET ASSETS — 100.0%		$3,931,660

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,912,238	$—	$3,912,238
Short-Term Investment	9,609	—	—	9,609

TOTAL INVESTMENTS	$9,609	$3,912,238	$—	$3,921,847

See accompanying Notes to Schedule of Investments

SPDR Barclays 1-10 Year TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
2.00%, 1/15/2026	$645,259	$756,463
2.38%, 1/15/2025 (a)	959,064	1,143,684
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2017	1,240,057	1,254,392
0.13%, 4/15/2018 (a)	1,372,273	1,397,138
0.13%, 4/15/2019 (a)	1,353,059	1,382,867
0.13%, 4/15/2020	1,366,408	1,395,868
0.13%, 1/15/2022	1,166,639	1,185,411
0.13%, 7/15/2022	1,140,614	1,162,001
0.13%, 1/15/2023	1,134,527	1,145,158
0.13%, 7/15/2024	1,099,586	1,104,743
0.25%, 1/15/2025 (a)	1,102,730	1,113,063
0.38%, 7/15/2023	1,137,288	1,172,647
0.38%, 7/15/2025 (a)	1,106,081	1,131,311
0.63%, 7/15/2021	1,017,684	1,069,046
0.63%, 1/15/2024 (a)	1,113,998	1,161,165
0.63%, 1/15/2026	700,022	732,510
1.13%, 1/15/2021	1,072,465	1,147,366
1.25%, 7/15/2020	949,634	1,021,749
1.38%, 7/15/2018	449,441	474,088
1.38%, 1/15/2020	560,473	600,580
1.63%, 1/15/2018	507,964	531,300
1.88%, 7/15/2019	459,785	500,232
2.13%, 1/15/2019 (a)	443,685	479,109
2.63%, 7/15/2017 (a)	435,731	458,742

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,178,284)		23,520,633

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 15.6%
State Street Navigator Securities Lending Prime Portfolio (b) (c)	3,673,830	$3,673,830
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	2,000	2,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,675,830)		3,675,830

TOTAL INVESTMENTS — 115.4% (Cost $26,854,114)		27,196,463
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.4)%		(3,628,955)

NET ASSETS — 100.0%		$23,567,508

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Investment of cash collateral for securities loaned.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$23,520,633	$—	$23,520,633
Short-Term Investments	3,675,830	—	—	3,675,830

TOTAL INVESTMENTS	$3,675,830	$23,520,633	$—	$27,196,463

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
7.88%, 2/15/2021	$96,400	$126,524
8.13%, 8/15/2019	100,200	123,951
8.50%, 2/15/2020	80,800	103,658
8.75%, 5/15/2017	140,800	153,540
8.75%, 5/15/2020	217,800	284,231
8.75%, 8/15/2020	311,900	412,244
8.88%, 8/15/2017	80,800	89,845
8.88%, 2/15/2019	121,000	148,546
9.00%, 11/15/2018	100,200	121,459
9.13%, 5/15/2018	59,800	70,341
Treasury Notes:
0.50%, 4/30/2017	571,300	570,517
0.50%, 7/31/2017	301,800	301,058
0.63%, 5/31/2017	1,244,200	1,243,441
0.63%, 6/30/2017	314,000	313,812
0.63%, 7/31/2017	212,900	212,717
0.63%, 8/31/2017	744,800	743,906
0.63%, 9/30/2017	1,007,000	1,005,731
0.63%, 11/30/2017	382,800	382,165
0.63%, 4/30/2018	771,400	769,178
0.75%, 6/30/2017	617,700	618,318
0.75%, 10/31/2017	403,400	403,561
0.75%, 12/31/2017	443,900	444,073
0.75%, 1/31/2018 (a)	421,000	421,118
0.75%, 2/28/2018	1,532,900	1,533,237
0.75%, 3/31/2018	768,200	768,139
0.75%, 4/15/2018	295,900	295,808
0.75%, 2/15/2019 (a)	241,200	240,484
0.88%, 4/15/2017	504,100	505,259
0.88%, 4/30/2017	504,100	505,300
0.88%, 5/15/2017	708,700	710,415
0.88%, 6/15/2017	1,329,400	1,332,803
0.88%, 7/15/2017	301,800	302,564
0.88%, 8/15/2017	672,200	673,833
0.88%, 10/15/2017	419,500	420,515
0.88%, 11/15/2017	161,300	161,711
0.88%, 11/30/2017 (a)	409,900	410,900
0.88%, 1/15/2018	274,100	274,796
0.88%, 1/31/2018	643,700	645,393
0.88%, 3/31/2018	350,000	350,970
0.88%, 7/15/2018	319,200	319,765
0.88%, 10/15/2018	444,000	444,750
0.88%, 7/31/2019	201,500	201,041
1.00%, 9/15/2017	301,800	303,092
1.00%, 12/15/2017	322,800	324,246
1.00%, 12/31/2017	210,500	211,485
1.00%, 2/15/2018	846,700	850,688
1.00%, 3/15/2018	174,400	175,263
1.00%, 5/15/2018	545,500	548,113
1.00%, 5/31/2018	382,800	384,611
1.00%, 8/15/2018	513,400	515,834
1.00%, 9/15/2018	712,500	715,970
1.00%, 3/15/2019	600,000	602,346
1.00%, 6/30/2019	100,200	100,483
1.00%, 8/31/2019	201,500	201,792
1.00%, 9/30/2019	301,800	302,081
1.00%, 11/30/2019	674,400	674,204

1.13%, 6/15/2018	269,000	271,055
1.13%, 1/15/2019	447,100	450,628
1.13%, 5/31/2019	140,800	141,752
1.13%, 12/31/2019	322,800	323,794
1.13%, 3/31/2020	221,500	221,916
1.13%, 4/30/2020	536,900	537,764
1.13%, 2/28/2021 (a)	1,187,900	1,183,267
1.25%, 10/31/2018	403,400	407,833
1.25%, 11/15/2018	337,600	341,290
1.25%, 11/30/2018	515,600	521,385
1.25%, 12/15/2018	447,100	452,184
1.25%, 1/31/2019	784,600	793,427
1.25%, 4/30/2019	201,500	203,684
1.25%, 10/31/2019	161,300	162,710
1.25%, 1/31/2020	403,400	406,228
1.25%, 2/29/2020	242,300	243,921
1.25%, 3/31/2021	650,000	650,890
1.38%, 6/30/2018	201,500	204,202
1.38%, 7/31/2018	911,900	924,101
1.38%, 9/30/2018	1,772,200	1,797,507
1.38%, 11/30/2018	181,000	183,659
1.38%, 12/31/2018	201,500	204,464
1.38%, 2/28/2019	201,500	204,464
1.38%, 1/31/2020	298,700	302,207
1.38%, 2/29/2020	631,900	638,990
1.38%, 3/31/2020	1,165,300	1,178,072
1.38%, 4/30/2020	430,400	434,915
1.38%, 5/31/2020	685,800	692,788
1.38%, 8/31/2020	958,200	967,399
1.38%, 9/30/2020	534,300	538,836
1.38%, 10/31/2020	908,500	915,941
1.38%, 1/31/2021	762,700	768,275
1.50%, 8/31/2018	1,337,500	1,360,264
1.50%, 12/31/2018	504,100	513,219
1.50%, 1/31/2019	504,100	513,244
1.50%, 2/28/2019	463,300	471,709
1.50%, 3/31/2019 (a)	181,000	184,361
1.50%, 5/31/2019	403,400	410,649
1.50%, 10/31/2019	773,400	786,749
1.50%, 11/30/2019	322,800	328,242
1.50%, 5/31/2020	403,400	409,536
1.63%, 3/31/2019	1,116,400	1,140,726
1.63%, 4/30/2019	1,443,300	1,474,836
1.63%, 6/30/2019	830,300	848,899
1.63%, 7/31/2019	1,100,100	1,124,313
1.63%, 8/31/2019	403,400	412,190
1.63%, 12/31/2019	403,400	411,980
1.63%, 6/30/2020	461,700	470,925
1.63%, 7/31/2020	719,700	734,036
1.63%, 11/30/2020	626,900	639,501
1.75%, 10/31/2018	201,500	206,360
1.75%, 9/30/2019	1,051,600	1,079,005
1.75%, 10/31/2020	554,900	568,673
1.75%, 12/31/2020	578,800	593,073
1.88%, 8/31/2017	1,155,300	1,174,409
1.88%, 9/30/2017	363,000	369,294
1.88%, 10/31/2017	423,000	430,622
1.88%, 6/30/2020	224,100	230,991
2.00%, 7/31/2020	361,900	374,813

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.00%, 9/30/2020	$311,700	$323,146
2.00%, 11/30/2020	482,200	499,632
2.00%, 2/28/2021	409,900	424,837
2.13%, 8/31/2020	379,100	394,745
2.13%, 1/31/2021	473,400	493,742
2.25%, 11/30/2017	443,900	455,024
2.25%, 7/31/2018	140,800	145,501
2.25%, 3/31/2021	500,000	524,300
2.38%, 7/31/2017	423,000	432,454
2.38%, 5/31/2018	282,500	292,210
2.38%, 6/30/2018	282,500	292,599
2.38%, 12/31/2020	447,100	471,047
2.50%, 6/30/2017	261,600	267,544
2.63%, 1/31/2018	763,600	789,799
2.63%, 4/30/2018	201,500	209,344
2.63%, 8/15/2020	833,400	885,779
2.63%, 11/15/2020	747,500	795,213
2.75%, 5/31/2017	282,500	289,320
2.75%, 12/31/2017	338,800	350,607
2.75%, 2/28/2018	282,500	293,323
2.75%, 2/15/2019	724,400	763,503
2.88%, 3/31/2018	282,500	294,365
3.13%, 4/30/2017	848,400	870,772
3.13%, 5/15/2019	403,400	431,307
3.38%, 11/15/2019	502,100	544,598
3.50%, 2/15/2018	161,300	169,621
3.50%, 5/15/2020	564,400	618,374
3.63%, 8/15/2019	403,400	439,133
3.63%, 2/15/2020	443,900	487,416
3.63%, 2/15/2021	747,500	832,214
3.75%, 11/15/2018	363,000	390,958
3.88%, 5/15/2018	282,500	301,439

4.00%, 8/15/2018	301,800	325,380
4.25%, 11/15/2017	681,300	719,828
4.50%, 5/15/2017	64,600	67,353
4.75%, 8/15/2017	282,500	298,108

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,339,094)		75,788,527

	Shares

SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c)	2,285,629	2,285,629
State Street Navigator Securities Lending Prime Portfolio (c) (d)	1,133,033	1,133,033

TOTAL SHORT-TERM INVESTMENTS (Cost $3,418,662)		3,418,662

TOTAL INVESTMENTS — 103.9% (Cost $78,757,756)		79,207,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(2,996,580)

NET ASSETS — 100.0%		$76,210,609

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$75,788,527	$—	$75,788,527
Short-Term Investments	3,418,662	—	—	3,418,662

TOTAL INVESTMENTS	$3,418,662	$75,788,527	$—	$79,207,189

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
6.00%, 2/15/2026	$1,120,900	$1,550,440
6.25%, 8/15/2023	456,600	605,954
6.88%, 8/15/2025 (a)	263,200	380,158
7.13%, 2/15/2023	204,400	279,503
7.25%, 8/15/2022	196,600	266,008
7.50%, 11/15/2024	204,300	299,833
7.63%, 11/15/2022	173,400	240,674
7.63%, 2/15/2025	174,200	259,253
7.88%, 2/15/2021	135,300	177,580
8.00%, 11/15/2021	329,000	447,558
8.13%, 8/15/2019	302,700	374,452
8.13%, 5/15/2021	63,000	84,256
8.13%, 8/15/2021	63,000	85,173
8.50%, 2/15/2020	135,300	173,576
8.75%, 5/15/2017	205,400	223,985
8.75%, 5/15/2020	108,100	141,072
8.75%, 8/15/2020	582,500	769,902
8.88%, 8/15/2017	135,300	150,445
8.88%, 2/15/2019	205,400	252,159
9.00%, 11/15/2018	158,900	192,614
9.13%, 5/15/2018	218,700	257,250
Treasury Notes:
0.50%, 4/30/2017	2,296,600	2,293,454
0.50%, 7/31/2017	1,753,800	1,749,486
0.63%, 5/31/2017	3,758,900	3,756,607
0.63%, 6/30/2017	619,100	618,729
0.63%, 7/31/2017	2,847,900	2,845,451
0.63%, 8/31/2017	3,398,200	3,394,122
0.63%, 9/30/2017	2,728,300	2,724,862
0.63%, 11/30/2017	3,172,800	3,167,533
0.63%, 4/30/2018	2,027,400	2,021,561
0.75%, 6/30/2017	3,456,400	3,459,856
0.75%, 10/31/2017	1,751,000	1,751,701
0.75%, 12/31/2017	1,898,800	1,899,541
0.75%, 1/31/2018 (a)	3,657,400	3,658,424
0.75%, 2/28/2018	2,003,900	2,004,341
0.75%, 3/31/2018	863,200	863,131
0.75%, 4/15/2018	896,200	895,922
0.75%, 2/15/2019 (a)	1,120,900	1,117,571
0.88%, 4/15/2017	3,327,900	3,335,554
0.88%, 4/30/2017	1,842,400	1,846,785
0.88%, 5/15/2017	4,223,900	4,234,122
0.88%, 6/15/2017 (a)	2,351,800	2,357,821
0.88%, 7/15/2017	2,159,600	2,165,064
0.88%, 8/15/2017	797,700	799,638
0.88%, 10/15/2017	530,300	531,583
0.88%, 11/15/2017	772,400	774,370
0.88%, 11/30/2017 (a)	1,013,200	1,015,672
0.88%, 1/15/2018	609,000	610,547
0.88%, 1/31/2018	714,500	716,379
0.88%, 3/31/2018	500,000	501,385
0.88%, 7/15/2018	2,259,300	2,263,299
0.88%, 10/15/2018	780,700	782,019
0.88%, 7/31/2019	391,600	390,707
1.00%, 9/15/2017	3,593,900	3,609,282
1.00%, 12/15/2017	584,700	587,319
1.00%, 12/31/2017	433,200	435,227

1.00%, 2/15/2018	817,700	821,551
1.00%, 3/15/2018	3,261,700	3,277,845
1.00%, 5/15/2018	1,014,600	1,019,460
1.00%, 5/31/2018	1,806,400	1,814,944
1.00%, 8/15/2018	1,131,300	1,136,662
1.00%, 9/15/2018	1,931,100	1,940,504
1.00%, 3/15/2019	1,700,000	1,706,647
1.00%, 6/30/2019	448,300	449,564
1.00%, 8/31/2019	3,038,800	3,043,206
1.00%, 9/30/2019	1,300,700	1,301,910
1.00%, 11/30/2019	4,592,000	4,590,668
1.13%, 6/15/2018	3,821,800	3,850,999
1.13%, 1/15/2019 (a)	1,127,200	1,136,094
1.13%, 5/31/2019	475,500	478,714
1.13%, 12/31/2019	781,800	784,208
1.13%, 3/31/2020	705,000	706,325
1.13%, 4/30/2020	10,782,500	10,799,860
1.13%, 2/28/2021 (a)	4,107,600	4,091,580
1.25%, 10/31/2018	3,779,900	3,821,441
1.25%, 11/15/2018	1,247,800	1,261,438
1.25%, 11/30/2018	3,268,000	3,304,667
1.25%, 12/15/2018	1,010,600	1,022,091
1.25%, 1/31/2019	9,222,400	9,326,152
1.25%, 4/30/2019	368,900	372,899
1.25%, 10/31/2019	352,700	355,783
1.25%, 1/31/2020	4,537,000	4,568,804
1.25%, 2/29/2020	679,600	684,147
1.25%, 3/31/2021	3,250,000	3,254,452
1.38%, 6/30/2018	758,400	768,570
1.38%, 7/31/2018	4,760,600	4,824,296
1.38%, 9/30/2018	2,063,100	2,092,561
1.38%, 11/30/2018	377,700	383,248
1.38%, 12/31/2018	476,900	483,915
1.38%, 2/28/2019	1,456,700	1,478,128
1.38%, 1/31/2020	625,200	632,540
1.38%, 2/29/2020	2,144,700	2,168,763
1.38%, 3/31/2020	1,410,100	1,425,555
1.38%, 4/30/2020	3,821,600	3,861,689
1.38%, 5/31/2020	2,936,000	2,965,918
1.38%, 8/31/2020	1,732,200	1,748,829
1.38%, 9/30/2020	2,159,700	2,178,036
1.38%, 10/31/2020	10,217,300	10,300,980
1.38%, 1/31/2021	2,817,200	2,837,794
1.50%, 8/31/2018	2,366,500	2,406,778
1.50%, 12/31/2018	1,377,000	1,401,910
1.50%, 1/31/2019	856,400	871,935
1.50%, 2/28/2019	1,377,000	1,401,992
1.50%, 3/31/2019 (a)	351,300	357,824
1.50%, 5/31/2019	1,438,700	1,464,553
1.50%, 10/31/2019	7,995,500	8,133,502
1.50%, 11/30/2019	2,570,200	2,613,534
1.50%, 5/31/2020	1,477,600	1,500,074
1.50%, 1/31/2022	936,700	941,599
1.50%, 2/28/2023	3,136,600	3,128,319
1.50%, 3/31/2023	2,000,000	1,993,600
1.63%, 3/31/2019	2,995,000	3,060,261
1.63%, 4/30/2019	4,146,400	4,236,999
1.63%, 6/30/2019	2,991,900	3,058,919
1.63%, 7/31/2019	2,330,800	2,382,101

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.63%, 8/31/2019	$1,316,700	$1,345,391
1.63%, 12/31/2019	1,063,400	1,086,019
1.63%, 6/30/2020	1,408,300	1,436,438
1.63%, 7/31/2020	1,698,200	1,732,028
1.63%, 11/30/2020	1,870,000	1,907,587
1.63%, 8/15/2022	9,335,400	9,426,420
1.63%, 11/15/2022	1,506,800	1,518,267
1.63%, 2/15/2026 (a)	3,367,600	3,319,309
1.75%, 10/31/2018	425,400	435,661
1.75%, 9/30/2019	1,063,400	1,091,112
1.75%, 10/31/2020	1,662,600	1,703,866
1.75%, 12/31/2020 (a)	2,546,900	2,609,706
1.75%, 2/28/2022	1,773,600	1,806,837
1.75%, 3/31/2022	2,195,800	2,235,280
1.75%, 4/30/2022	989,400	1,006,695
1.75%, 5/15/2022	1,126,700	1,146,102
1.75%, 9/30/2022	2,151,700	2,184,858
1.75%, 1/31/2023	2,114,100	2,143,549
1.75%, 5/15/2023	2,650,300	2,687,060
1.88%, 8/31/2017	899,100	913,971
1.88%, 9/30/2017	751,400	764,429
1.88%, 10/31/2017	751,500	765,042
1.88%, 6/30/2020	529,800	546,091
1.88%, 11/30/2021	3,786,600	3,890,466
1.88%, 5/31/2022	1,477,600	1,514,200
1.88%, 8/31/2022	1,318,300	1,349,188
1.88%, 10/31/2022	4,445,900	4,548,200
2.00%, 7/31/2020	604,100	625,654
2.00%, 9/30/2020	3,724,200	3,860,952
2.00%, 11/30/2020	1,569,900	1,626,652
2.00%, 2/28/2021	1,101,500	1,141,639
2.00%, 5/31/2021	856,400	887,539
2.00%, 8/31/2021	1,262,500	1,306,713
2.00%, 10/31/2021	2,040,300	2,109,466
2.00%, 11/15/2021	1,462,500	1,512,635
2.00%, 2/15/2022	2,568,100	2,656,340
2.00%, 7/31/2022	2,396,400	2,471,695
2.00%, 11/30/2022	1,365,500	1,407,148
2.00%, 2/15/2023	3,409,500	3,513,660
2.00%, 2/15/2025	3,906,200	3,990,106
2.00%, 8/15/2025	9,020,900	9,194,822
2.13%, 8/31/2020	2,380,100	2,478,327
2.13%, 1/31/2021	2,743,000	2,860,867
2.13%, 6/30/2021	1,610,600	1,678,793
2.13%, 8/15/2021	2,298,500	2,394,347
2.13%, 9/30/2021	1,063,400	1,107,127
2.13%, 12/31/2021	4,290,100	4,462,562
2.13%, 6/30/2022	1,201,400	1,248,291
2.13%, 12/31/2022	3,379,900	3,510,871
2.13%, 5/15/2025	4,053,200	4,178,606
2.25%, 11/30/2017	575,200	589,614
2.25%, 7/31/2018	307,300	317,561
2.25%, 3/31/2021	1,101,500	1,155,033
2.25%, 4/30/2021	856,400	898,124
2.25%, 7/31/2021	1,913,900	2,007,490
2.25%, 11/15/2024	6,817,700	7,110,044
2.25%, 11/15/2025	6,116,000	6,365,777
2.38%, 7/31/2017	1,219,800	1,247,062
2.38%, 5/31/2018	447,700	463,087
2.38%, 6/30/2018	3,064,900	3,174,470

2.38%, 12/31/2020	1,101,500	1,160,496
2.38%, 8/15/2024	4,600,000	4,844,950
2.50%, 6/30/2017	2,242,500	2,293,450
2.50%, 8/15/2023	1,810,800	1,929,806
2.50%, 5/15/2024	3,091,700	3,287,961
2.63%, 1/31/2018	1,403,300	1,451,447
2.63%, 4/30/2018	539,000	559,983
2.63%, 8/15/2020	3,243,300	3,447,142
2.63%, 11/15/2020	5,059,300	5,382,235
2.75%, 5/31/2017	1,284,800	1,315,815
2.75%, 12/31/2017	569,000	588,830
2.75%, 2/28/2018	492,000	510,849
2.75%, 2/15/2019	3,453,400	3,639,815
2.75%, 11/15/2023	2,515,400	2,724,983
2.75%, 2/15/2024	1,610,400	1,743,870
2.88%, 3/31/2018	8,821,900	9,192,420
3.13%, 4/30/2017 (a)	4,945,800	5,076,221
3.13%, 5/15/2019	4,038,800	4,318,204
3.13%, 5/15/2021	2,849,900	3,112,746
3.38%, 11/15/2019	1,742,800	1,890,311
3.50%, 2/15/2018	1,159,400	1,219,213
3.50%, 5/15/2020	3,342,100	3,661,705
3.63%, 8/15/2019	3,109,100	3,384,504
3.63%, 2/15/2020	2,232,100	2,450,913
3.63%, 2/15/2021	4,448,400	4,952,537
3.75%, 11/15/2018	3,044,800	3,279,311
3.88%, 5/15/2018	403,000	430,017
4.00%, 8/15/2018	302,700	326,350
4.25%, 11/15/2017	8,870,900	9,372,549
4.50%, 5/15/2017	433,400	451,872
4.75%, 8/15/2017	2,106,000	2,222,357

TOTAL U.S. TREASURY OBLIGATIONS (Cost $445,240,778)		449,307,955

	Shares
SHORT-TERM INVESTMENTS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (b) (c)	11,167,149	11,167,149
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	12,368,695	12,368,695

TOTAL SHORT-TERM INVESTMENTS (Cost $23,535,844)		23,535,844

TOTAL INVESTMENTS — 104.6% (Cost $468,776,622)		472,843,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(20,805,387)

NET ASSETS — 100.0%		$452,038,412

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Investment of cash collateral for securities loaned.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$449,307,955	$—	$449,307,955
Short-Term Investments	23,535,844	—	—	23,535,844

TOTAL INVESTMENTS	$23,535,844	$449,307,955	$—	$472,843,799

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds:
2.50%, 2/15/2045	$26,063,500	$25,421,296
2.50%, 2/15/2046	36,605,300	35,700,051
2.75%, 8/15/2042	10,954,800	11,314,556
2.75%, 11/15/2042	28,863,600	29,765,587
2.88%, 5/15/2043	14,305,100	15,080,865
2.88%, 8/15/2045	25,983,400	27,343,112
3.00%, 5/15/2042	6,486,100	7,045,656
3.00%, 11/15/2044	13,212,400	14,261,728
3.00%, 5/15/2045	12,904,200	13,924,664
3.00%, 11/15/2045	19,367,300	20,918,040
3.13%, 11/15/2041	6,156,800	6,852,949
3.13%, 2/15/2042	5,012,100	5,575,460
3.13%, 2/15/2043	11,451,700	12,689,400
3.13%, 8/15/2044	13,680,400	15,142,286
3.38%, 5/15/2044	16,348,800	18,961,173
3.50%, 2/15/2039	4,450,000	5,297,236
3.63%, 8/15/2043	9,482,200	11,522,865
3.63%, 2/15/2044	28,948,700	35,135,906
3.75%, 8/15/2041	5,852,500	7,216,425
3.75%, 11/15/2043	12,596,500	15,654,678
3.88%, 8/15/2040	8,190,700	10,270,482
4.25%, 5/15/2039	4,104,600	5,434,367
4.25%, 11/15/2040	31,320,200	41,477,339
4.38%, 2/15/2038 (a)	1,786,000	2,414,690
4.38%, 11/15/2039	4,965,200	6,683,606
4.38%, 5/15/2040	7,908,000	10,644,801
4.38%, 5/15/2041	12,900,700	17,422,782
4.50%, 2/15/2036	6,006,000	8,241,854
4.50%, 5/15/2038	3,425,900	4,709,516
4.50%, 8/15/2039	3,931,300	5,384,977
4.63%, 2/15/2040	7,470,300	10,407,024
4.75%, 2/15/2037	7,926,500	11,221,070
4.75%, 2/15/2041	18,757,900	26,649,725
5.00%, 5/15/2037	2,631,800	3,851,639
5.25%, 11/15/2028	4,869,000	6,661,620
5.25%, 2/15/2029	3,065,500	4,210,495
5.38%, 2/15/2031	6,278,100	9,001,163

5.50%, 8/15/2028	2,685,400	3,736,949
6.13%, 11/15/2027	4,732,300	6,823,172
6.13%, 8/15/2029	4,340,600	6,460,636
6.25%, 5/15/2030	2,592,300	3,955,461
6.38%, 8/15/2027	1,220,400	1,783,212
6.50%, 11/15/2026	5,617,500	8,155,262
6.63%, 2/15/2027	903,300	1,330,552
6.75%, 8/15/2026	1,042,700	1,530,986

TOTAL U.S. TREASURY OBLIGATIONS (Cost $548,871,667)		553,287,313

	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c)	3,851,505	3,851,505
State Street Navigator Securities Lending Prime Portfolio (b) (d)	1,134,030	1,134,030

TOTAL SHORT-TERM INVESTMENTS (Cost $4,985,535)		4,985,535

TOTAL INVESTMENTS — 100.2% (Cost $553,857,202)		558,272,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,004,008)

NET ASSETS — 100.0%		$557,268,840

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$553,287,313	$—	$553,287,313
Short-Term Investments	4,985,535	—	—	4,985,535

TOTAL INVESTMENTS	$4,985,535	$553,287,313	$—	$558,272,848

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 2.25%, 11/15/2017	$305,000	$305,053

AEROSPACE & DEFENSE — 1.0%
Boeing Capital Corp. 2.90%, 8/15/2018	1,000,000	1,038,535
Boeing Co. 0.95%, 5/15/2018	2,065,000	2,059,018
General Dynamics Corp. 1.00%, 11/15/2017	4,463,000	4,465,976
Harris Corp. 2.00%, 4/27/2018	2,566,000	2,554,645
L-3 Communications Corp. 1.50%, 5/28/2017	1,545,000	1,533,762
Lockheed Martin Corp. 1.85%, 11/23/2018	3,830,000	3,868,748
Northrop Grumman Corp. 1.75%, 6/1/2018	3,950,000	3,973,612
Raytheon Co. 6.75%, 3/15/2018	1,505,000	1,665,384
United Technologies Corp.:
1.78%, 5/4/2018 (b)	5,400,000	5,406,594
1.80%, 6/1/2017	7,263,000	7,310,060
5.38%, 12/15/2017 (c)	4,572,000	4,898,177
6.13%, 2/1/2019 (c)	6,000,000	6,760,457

		45,534,968

AGRICULTURE — 0.9%
Altria Group, Inc. 9.70%, 11/10/2018	200,000	239,858
Archer-Daniels-Midland Co. 5.45%, 3/15/2018	1,558,000	1,674,948
Bunge NA Finance L.P. 5.90%, 4/1/2017	915,000	950,729
Bunge, Ltd. Finance Corp. 3.20%, 6/15/2017	3,856,000	3,899,781
Philip Morris International, Inc.:
1.13%, 8/21/2017	3,628,000	3,637,315
1.25%, 8/11/2017	2,600,000	2,609,167
1.25%, 11/9/2017	2,564,000	2,573,837
1.38%, 2/25/2019	1,880,000	1,881,559
1.88%, 1/15/2019	507,000	514,458
5.65%, 5/16/2018	13,577,000	14,823,161
Reynolds American, Inc. 2.30%, 6/12/2018	5,780,000	5,883,503

		38,688,316

APPAREL — 0.0% (a)
Ralph Lauren Corp. 2.13%, 9/26/2018	1,444,000	1,470,777

AUTO MANUFACTURERS — 4.3%
American Honda Finance Corp.:
2.13%, 10/10/2018	291,000	295,574
Series MTN, 0.95%, 5/5/2017	2,730,000	2,725,897
Series MTN, 1.20%, 7/14/2017	3,318,000	3,320,591
Series MTN, 1.50%, 3/13/2018	3,954,000	3,966,254
Series MTN, 1.55%, 12/11/2017	4,993,000	5,018,984
Series MTN, 1.60%, 7/13/2018 (c)	7,900,000	7,937,399
Series MTN, 1.70%, 2/22/2019	2,040,000	2,053,479

Ford Motor Credit Co. LLC:
1.68%, 9/8/2017	5,200,000	5,166,735
1.72%, 12/6/2017	9,635,000	9,561,468
2.15%, 1/9/2018	4,580,000	4,572,545
2.24%, 6/15/2018	5,615,000	5,609,108
2.38%, 1/16/2018	7,200,000	7,217,070
2.38%, 3/12/2019	6,000,000	6,001,554
2.55%, 10/5/2018	4,850,000	4,875,004
2.88%, 10/1/2018	3,937,000	3,988,017
3.00%, 6/12/2017	5,400,000	5,470,642
5.00%, 5/15/2018	8,320,000	8,766,820
6.63%, 8/15/2017	6,050,000	6,406,468
Series MTN, 2.94%, 1/8/2019	5,000,000	5,076,842
General Motors Co. 3.50%, 10/2/2018	7,234,000	7,375,196
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	379,000	377,599
2.63%, 7/10/2017	300,000	300,881
3.00%, 9/25/2017	14,000	14,104
3.10%, 1/15/2019	6,900,000	6,970,600
3.25%, 5/15/2018	10,014,000	10,157,200
4.75%, 8/15/2017	10,750,000	11,083,071
6.75%, 6/1/2018	250,000	269,425
PACCAR Financial Corp.:
1.40%, 5/18/2018	1,015,000	1,011,005
Series MTN, 1.10%, 6/6/2017	1,800,000	1,798,135
Series MTN, 1.40%, 11/17/2017	1,715,000	1,713,938
Series MTN, 1.45%, 3/9/2018	2,704,000	2,696,877
Series MTN, 1.65%, 2/25/2019	1,155,000	1,157,747
Series MTN, 1.75%, 8/14/2018	1,235,000	1,238,183
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	6,971,000	7,004,026
Series MTN, 1.13%, 5/16/2017	4,043,000	4,049,156
Series MTN, 1.25%, 10/5/2017	7,080,000	7,091,807
Series MTN, 1.38%, 1/10/2018 (c)	3,350,000	3,357,995
Series MTN, 1.45%, 1/12/2018	5,846,000	5,867,691
Series MTN, 1.70%, 2/19/2019 (c)	5,900,000	5,947,210
Series MTN, 1.75%, 5/22/2017	4,448,000	4,486,346
Series MTN, 2.00%, 10/24/2018	7,170,000	7,280,061
Series MTN, 2.10%, 1/17/2019	4,350,000	4,431,248

		193,709,952

AUTO PARTS & EQUIPMENT — 0.0% (a)
Johnson Controls, Inc. 1.40%, 11/2/2017	1,640,000	1,637,731

BANKS — 33.4%
Abbey National Treasury Services PLC:
1.65%, 9/29/2017	2,100,000	2,100,359
2.50%, 3/14/2019	10,100,000	10,210,506
3.05%, 8/23/2018	4,625,000	4,750,148
Series GMTN, 2.00%, 8/24/2018 (c)	3,894,000	3,908,667
American Express Bank FSB 6.00%, 9/13/2017	4,850,000	5,157,623
American Express Centurion Bank:
6.00%, 9/13/2017	5,475,000	5,822,265
Series BKNT, 5.95%, 6/12/2017	255,000	268,758

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	$7,950,000	$7,941,627
Series GMTN, 1.50%, 1/16/2018	2,900,000	2,897,001
Series MTN, 1.45%, 5/15/2018	2,200,000	2,189,102
Series MTN, 1.88%, 10/6/2017	400,000	402,606
Series MTN, 2.00%, 11/16/2018	3,388,000	3,406,281
Bank of America Corp.:
2.00%, 1/11/2018	15,994,000	16,044,421
5.70%, 5/2/2017	4,316,000	4,491,954
5.75%, 12/1/2017	18,570,000	19,709,004
6.00%, 9/1/2017	12,790,000	13,484,533
6.50%, 7/15/2018	2,286,000	2,508,552
6.88%, 11/15/2018 (c)	1,018,000	1,138,908
Series GMTN, 6.40%, 8/28/2017	11,181,000	11,886,644
Series L, 1.95%, 5/12/2018	3,310,000	3,312,817
Series L, 2.60%, 1/15/2019	9,610,000	9,764,027
Series MTN, 1.70%, 8/25/2017	5,763,000	5,754,371
Series MTN, 5.65%, 5/1/2018	9,495,000	10,184,770
Series MTN, 6.88%, 4/25/2018	34,552,000	37,916,544
Bank of America NA:
1.65%, 3/26/2018	10,150,000	10,136,503
1.75%, 6/5/2018	9,900,000	9,898,156
2.05%, 12/7/2018	10,900,000	10,954,315
6.10%, 6/15/2017	6,170,000	6,497,103
Bank of Montreal:
1.40%, 4/10/2018	4,405,000	4,395,511
Series MTN, 1.30%, 7/14/2017	3,775,000	3,777,942
Series MTN, 1.40%, 9/11/2017	4,854,000	4,868,661
Series MTN, 1.45%, 4/9/2018	4,075,000	4,070,277
Series MTN, 1.80%, 7/31/2018	3,650,000	3,667,578
Series MTN, 2.38%, 1/25/2019	1,000,000	1,018,874
Series MTN, 2.50%, 1/11/2017	6,650,000	6,723,483
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	1,675,000	1,669,357
1.97%, 6/20/2017 (b)	2,450,000	2,474,559
5.45%, 5/15/2019	1,125,000	1,248,175
5.50%, 12/1/2017	1,100,000	1,164,850
Series MTN, 1.35%, 3/6/2018	2,750,000	2,740,177
Series MTN, 1.60%, 5/22/2018	2,278,000	2,279,450
Series MTN, 2.10%, 8/1/2018	2,650,000	2,679,879
Series MTN, 2.10%, 1/15/2019	400,000	404,576
Series MTN, 2.30%, 9/11/2019	3,500,000	3,558,485
Bank of Nova Scotia:
1.25%, 4/11/2017	3,968,000	3,970,488
1.30%, 7/21/2017	3,200,000	3,200,465
1.38%, 12/18/2017 (c)	4,481,000	4,472,409
1.45%, 4/25/2018 (c)	5,750,000	5,733,871
1.70%, 6/11/2018	8,250,000	8,260,483
1.95%, 1/15/2019 (c)	7,000,000	7,034,901
2.05%, 10/30/2018	2,030,000	2,045,886
Barclays PLC 2.00%, 3/16/2018	6,500,000	6,433,528
BB&T Corp.:
2.25%, 2/1/2019	2,150,000	2,187,152
4.90%, 6/30/2017	1,900,000	1,977,355
Series MTN, 1.45%, 1/12/2018	3,000,000	3,000,576
Series MTN, 1.60%, 8/15/2017	5,725,000	5,740,385
Series MTN, 2.15%, 3/22/2017	5,080,000	5,127,741

BNP Paribas SA:
Series MTN, 1.38%, 3/17/2017	4,736,000	4,737,645
Series MTN, 2.38%, 9/14/2017	9,865,000	9,983,091
Series MTN, 2.40%, 12/12/2018	5,500,000	5,580,853
Series MTN, 2.70%, 8/20/2018	7,612,000	7,764,354
BPCE SA:
2.50%, 12/10/2018	3,400,000	3,458,769
Series MTN, 1.61%, 7/25/2017	2,000,000	2,001,911
Series MTN, 1.63%, 2/10/2017	3,377,000	3,377,682
Series MTN, 1.63%, 1/26/2018	3,400,000	3,390,073
Branch Banking & Trust Co.:
1.00%, 4/3/2017	2,850,000	2,844,650
1.35%, 10/1/2017	3,470,000	3,470,576
2.30%, 10/15/2018	1,000,000	1,016,591
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	3,400,000	3,402,397
Capital One Financial Corp.:
2.45%, 4/24/2019	1,390,000	1,391,368
6.75%, 9/15/2017	3,404,000	3,637,911
Capital One NA/Mclean:
1.50%, 9/5/2017	3,700,000	3,679,837
2.35%, 8/17/2018	4,940,000	4,957,759
Series BKNT, 1.50%, 3/22/2018 (c)	3,500,000	3,460,354
Series BKNT, 1.65%, 2/5/2018	7,491,000	7,438,534
Citigroup, Inc.:
1.55%, 8/14/2017	6,512,000	6,508,592
1.70%, 4/27/2018	14,425,000	14,369,971
1.75%, 5/1/2018	10,630,000	10,600,035
1.80%, 2/5/2018	17,587,000	17,574,670
1.85%, 11/24/2017	7,468,000	7,477,795
2.05%, 12/7/2018	7,150,000	7,165,104
2.15%, 7/30/2018	6,230,000	6,259,834
2.50%, 9/26/2018	8,001,000	8,105,651
6.00%, 8/15/2017	1,000,000	1,057,516
6.13%, 11/21/2017	500,000	534,433
Citizens Bank NA/Providence:
2.30%, 12/3/2018	3,280,000	3,293,266
2.50%, 3/14/2019	2,980,000	3,005,101
Series MTN, 1.60%, 12/4/2017	4,090,000	4,070,610
Comerica, Inc. 2.13%, 5/23/2019	5,000,000	4,941,238
Commonwealth Bank of Australia:
1.13%, 3/13/2017	5,175,000	5,171,905
1.40%, 9/8/2017	3,850,000	3,852,809
1.75%, 11/2/2018	2,875,000	2,870,042
1.90%, 9/18/2017	5,850,000	5,897,461
2.05%, 3/15/2019	5,600,000	5,640,807
2.25%, 3/13/2019 (c)	1,500,000	1,517,331
2.50%, 9/20/2018	3,850,000	3,918,696
Series GMTN, 1.63%, 3/12/2018	5,150,000	5,153,590
Compass Bank:
Series BKNT, 1.85%, 9/29/2017	2,800,000	2,786,144
Series BKNT, 6.40%, 10/1/2017	100,000	104,893
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.70%, 3/19/2018	6,885,000	6,897,154
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	6,150,000	6,230,568
3.38%, 1/19/2017	2,775,000	2,824,673

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Corpbanca SA 3.13%, 1/15/2018 (c)	$4,450,000	$4,466,910
Credit Suisse AG:
1.70%, 4/27/2018	13,750,000	13,711,430
1.75%, 1/29/2018	9,342,000	9,327,148
6.00%, 2/15/2018	5,830,000	6,218,637
Series GMTN, 1.38%, 5/26/2017	11,565,000	11,504,076
Deutsche Bank AG:
1.35%, 5/30/2017	6,370,000	6,323,398
1.88%, 2/13/2018	9,785,000	9,676,082
2.50%, 2/13/2019	8,000,000	7,996,444
6.00%, 9/1/2017 (c)	12,453,000	13,084,472
Series 3FXD, 1.40%, 2/13/2017 (c)	1,720,000	1,713,397
Discover Bank/Greenwood:
2.00%, 2/21/2018	4,750,000	4,724,774
2.60%, 11/13/2018	2,730,000	2,739,372
Fifth Third Bank:
1.35%, 6/1/2017	2,680,000	2,675,713
1.45%, 2/28/2018	3,200,000	3,182,739
2.30%, 3/15/2019	4,815,000	4,867,846
2.38%, 4/25/2019	2,000,000	2,022,452
Series MTN, 2.15%, 8/20/2018	5,180,000	5,216,227
Goldman Sachs Group, Inc.:
2.63%, 1/31/2019	7,000,000	7,110,883
2.90%, 7/19/2018	23,755,000	24,260,666
5.95%, 1/18/2018	12,368,000	13,239,785
6.15%, 4/1/2018	22,320,000	24,109,614
6.25%, 9/1/2017	12,632,000	13,438,740
Series GLOB, 2.38%, 1/22/2018	12,717,000	12,842,210
Series GMTN, 7.50%, 2/15/2019	6,000,000	6,886,411
HSBC Bank USA NA 6.00%, 8/9/2017	3,300,000	3,471,541
HSBC USA, Inc.:
1.30%, 6/23/2017	2,600,000	2,598,776
1.50%, 11/13/2017	3,400,000	3,397,909
1.63%, 1/16/2018	6,900,000	6,886,203
1.70%, 3/5/2018	4,350,000	4,338,632
2.00%, 8/7/2018	6,950,000	6,959,727
2.63%, 9/24/2018	5,000,000	5,052,422
Huntington Bancshares, Inc. 2.60%, 8/2/2018 (c)	1,800,000	1,816,190
Huntington National Bank:
1.38%, 4/24/2017	2,575,000	2,572,735
1.70%, 2/26/2018 (c)	3,327,000	3,307,304
2.00%, 6/30/2018	3,500,000	3,493,965
2.20%, 11/6/2018	4,200,000	4,202,207
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	6,515,000	6,543,262
3.88%, 1/16/2018	6,750,000	6,906,859
JPMorgan Chase & Co.:
1.63%, 5/15/2018	9,366,000	9,376,979
1.80%, 1/25/2018	5,572,000	5,599,972
1.85%, 3/22/2019	5,550,000	5,572,537
2.00%, 8/15/2017	13,650,000	13,772,311
6.00%, 1/15/2018	22,702,000	24,398,115
6.13%, 6/27/2017	5,333,000	5,631,877
Series H, 1.70%, 3/1/2018	13,895,000	13,940,466
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	2,350,000	2,480,388
6.00%, 10/1/2017	17,550,000	18,639,183

KeyBank NA:
1.65%, 2/1/2018	5,649,000	5,636,947
1.70%, 6/1/2018	3,500,000	3,489,731
2.35%, 3/8/2019	2,335,000	2,355,804
KeyCorp. Series MTN, 2.30%, 12/13/2018	4,750,000	4,757,370
Lloyds Bank PLC:
1.75%, 3/16/2018	5,500,000	5,490,679
1.75%, 5/14/2018	5,950,000	5,939,079
2.00%, 8/17/2018	5,025,000	5,032,121
2.05%, 1/22/2019	5,405,000	5,402,642
2.30%, 11/27/2018	1,002,000	1,010,027
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	3,250,000	3,248,362
2.10%, 2/6/2020	750,000	747,048
6.63%, 12/4/2017	1,305,000	1,405,274
Series BKNT, 1.45%, 3/7/2018	4,000,000	3,976,642
Mellon Funding Corp. 5.50%, 11/15/2018	250,000	273,999
Morgan Stanley:
1.88%, 1/5/2018	8,235,000	8,251,503
2.13%, 4/25/2018	10,910,000	10,970,865
2.50%, 1/24/2019	1,000,000	1,014,270
2.65%, 1/27/2020	1,125,000	1,141,087
Series GMTN, 2.45%, 2/1/2019	6,855,000	6,938,393
Series GMTN, 6.63%, 4/1/2018	23,014,000	25,110,400
Series MTN, 2.20%, 12/7/2018	16,000	16,088
Series MTN, 5.55%, 4/27/2017	6,725,000	7,018,078
Series MTN, 5.95%, 12/28/2017	9,965,000	10,654,915
Series MTN, 6.25%, 8/28/2017	8,880,000	9,437,386
MUFG Union Bank NA:
2.13%, 6/16/2017	2,050,000	2,065,553
2.63%, 9/26/2018	5,650,000	5,731,369
National Australia Bank, Ltd.:
2.30%, 7/25/2018	550,000	557,354
Series GMTN, 2.00%, 1/14/2019	5,800,000	5,832,011
Series GMTN, 1.88%, 7/23/2018	8,250,000	8,280,949
National Bank of Canada:
2.10%, 12/14/2018	5,950,000	5,982,961
Series MTN, 1.45%, 11/7/2017	3,471,000	3,463,427
National City Bank Series BKNT, 5.80%, 6/7/2017	2,544,000	2,672,126
Northern Trust Co. Series MTN, 6.50%, 8/15/2018	1,000,000	1,107,696
PNC Bank NA:
1.50%, 10/18/2017	1,800,000	1,804,207
1.50%, 2/23/2018	4,445,000	4,449,885
1.80%, 11/5/2018	5,900,000	5,927,744
1.85%, 7/20/2018	4,102,000	4,128,879
1.95%, 3/4/2019	10,000,000	10,106,230
2.25%, 7/2/2019	2,250,000	2,284,134
6.00%, 12/7/2017	1,445,000	1,542,938
6.88%, 4/1/2018	1,200,000	1,311,942
Series BKNT, 4.88%, 9/21/2017	414,000	432,484
Series MTN, 1.60%, 6/1/2018	4,650,000	4,658,708
Regions Bank:
2.25%, 9/14/2018	1,000,000	999,085
7.50%, 5/15/2018	2,030,000	2,235,847

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Regions Financial Corp. 2.00%, 5/15/2018	$7,320,000	$7,276,443
Royal Bank of Canada:
2.00%, 12/10/2018	10,300,000	10,370,467
Series GMTN, 1.25%, 6/16/2017	5,148,000	5,142,541
Series GMTN, 1.40%, 10/13/2017	4,458,000	4,455,410
Series GMTN, 1.80%, 7/30/2018	12,400,000	12,439,891
Series GMTN, 2.20%, 7/27/2018	6,360,000	6,438,095
Series MTN, 1.00%, 4/27/2017	2,000,000	1,997,056
Series MTN, 1.50%, 1/16/2018	5,300,000	5,296,385
Santander Bank NA:
2.00%, 1/12/2018	4,300,000	4,263,582
8.75%, 5/30/2018	941,000	1,048,476
Santander Holdings USA, Inc. 3.45%, 8/27/2018	4,406,000	4,476,073
Societe Generale SA:
2.63%, 10/1/2018	1,150,000	1,172,006
2.75%, 10/12/2017	9,150,000	9,303,099
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (c)	2,650,000	2,638,851
1.75%, 1/16/2018	3,225,000	3,225,630
1.80%, 7/18/2017	5,250,000	5,267,533
2.05%, 1/18/2019	8,750,000	8,777,023
2.45%, 1/10/2019	300,000	304,308
2.50%, 7/19/2018	549,000	557,385
Series GMTN, 1.35%, 7/11/2017	6,480,000	6,464,575
Series GMTN, 1.95%, 7/23/2018	5,850,000	5,862,013
SunTrust Banks, Inc.:
2.50%, 5/1/2019	5,218,000	5,260,838
6.00%, 9/11/2017	3,287,000	3,483,495
7.25%, 3/15/2018	684,000	744,409
Svenska Handelsbanken AB:
2.50%, 1/25/2019	3,500,000	3,579,990
2.88%, 4/4/2017	4,900,000	4,980,112
Series MTN, 1.63%, 3/21/2018 (c)	4,700,000	4,707,874
Series MTN, 2.25%, 6/17/2019	1,000,000	1,013,478
Toronto-Dominion Bank:
Series GMTN, 1.13%, 5/2/2017	4,818,000	4,814,705
Series GMTN, 1.75%, 7/23/2018	4,840,000	4,852,166
Series MTN, 1.40%, 4/30/2018 (c)	6,695,000	6,676,082
Series MTN, 1.63%, 3/13/2018	4,650,000	4,662,156
Series MTN, 1.95%, 1/22/2019	8,000,000	8,064,289
Series MTN, 2.63%, 9/10/2018	5,525,000	5,654,923
UBS AG:
1.38%, 6/1/2017	5,850,000	5,845,696
5.88%, 12/20/2017	2,000,000	2,150,116
Series GMTN, 1.38%, 8/14/2017	6,275,000	6,269,599
Series GMTN, 1.80%, 3/26/2018	22,085,000	22,197,588
US Bancorp:
Series MTN, 1.65%, 5/15/2017	4,929,000	4,954,967
Series MTN, 1.95%, 11/15/2018	2,000,000	2,021,418
Series MTN, 2.20%, 4/25/2019	2,500,000	2,543,852
US Bank NA:
1.35%, 1/26/2018	3,800,000	3,805,955
Series BKNT, 1.38%, 9/11/2017	5,250,000	5,261,073
Series MTN, 1.45%, 1/29/2018	3,950,000	3,963,014

Wachovia Corp.:
5.75%, 6/15/2017	9,319,000	9,803,046
Series MTN, 5.75%, 2/1/2018	11,294,000	12,150,348
Wells Fargo & Co.:
1.50%, 1/16/2018	8,853,000	8,886,031
2.13%, 4/22/2019	1,200,000	1,217,084
2.15%, 1/15/2019 (c)	6,400,000	6,510,398
5.63%, 12/11/2017	15,077,000	16,103,257
Series MTN, 1.15%, 6/2/2017	5,668,000	5,662,182
Series MTN, 1.40%, 9/8/2017	7,938,000	7,942,666
Series MTN, 2.10%, 5/8/2017	8,208,000	8,289,698
Wells Fargo Bank NA:
1.65%, 1/22/2018	6,950,000	7,000,972
6.00%, 11/15/2017	6,475,000	6,935,961
Westpac Banking Corp.:
1.20%, 5/19/2017 (c)	6,221,000	6,218,301
1.50%, 12/1/2017	5,400,000	5,414,311
1.55%, 5/25/2018	5,329,000	5,319,059
1.95%, 11/23/2018	6,000,000	6,021,797
2.00%, 8/14/2017	6,733,000	6,793,209
2.25%, 7/30/2018	4,250,000	4,302,332
2.25%, 1/17/2019	1,800,000	1,820,205
4.63%, 6/1/2018	917,000	963,010
Series GMTN, 1.60%, 1/12/2018	5,564,000	5,569,961

		1,486,490,573

BEVERAGES — 3.2%
Anheuser-Busch Cos. LLC 5.50%, 1/15/2018 (c)	2,268,000	2,438,854
Anheuser-Busch InBev Finance, Inc.:
1.25%, 1/17/2018	4,494,000	4,506,857
1.90%, 2/1/2019	37,250,000	37,759,445
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	9,339,000	9,373,129
5.38%, 1/15/2020	1,125,000	1,264,731
7.75%, 1/15/2019	600,000	699,416
Beam Suntory, Inc.:
1.75%, 6/15/2018	300,000	296,542
1.88%, 5/15/2017	2,109,000	2,114,512
Bottling Group LLC 5.13%, 1/15/2019	6,671,000	7,378,064
Brown-Forman Corp. 1.00%, 1/15/2018	1,279,000	1,270,249
Coca-Cola Co.:
0.88%, 10/27/2017	2,805,000	2,808,787
1.15%, 4/1/2018	10,654,000	10,709,141
1.65%, 3/14/2018	5,093,000	5,167,924
Diageo Capital PLC:
1.13%, 4/29/2018 (c)	2,960,000	2,950,112
1.50%, 5/11/2017	5,645,000	5,670,575
5.75%, 10/23/2017	6,068,000	6,489,926
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018 (c)	3,900,000	4,312,173
Molson Coors Brewing Co. 2.00%, 5/1/2017	1,950,000	1,959,625
PepsiAmericas, Inc. 5.00%, 5/15/2017	1,020,000	1,064,956

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

PepsiCo, Inc.:
1.13%, 7/17/2017 (c)	$3,550,000	$3,560,778
1.25%, 8/13/2017	4,902,000	4,932,690
1.25%, 4/30/2018 (c)	3,100,000	3,114,740
1.50%, 2/22/2019	3,220,000	3,256,953
2.25%, 1/7/2019	6,000	6,163
5.00%, 6/1/2018	8,100,000	8,771,067
7.90%, 11/1/2018	6,113,000	7,119,550
Series 1, 1.00%, 10/13/2017	2,110,000	2,113,579

		141,110,538

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.25%, 5/22/2017 (c)	4,645,000	4,650,849
2.13%, 5/15/2017	6,273,000	6,341,786
2.20%, 5/22/2019	1,245,000	1,270,367
5.70%, 2/1/2019	2,025,000	2,256,093
5.85%, 6/1/2017	5,494,000	5,793,059
6.15%, 6/1/2018	2,466,000	2,707,363
Biogen, Inc. 6.88%, 3/1/2018	2,856,000	3,128,469
Celgene Corp.:
1.90%, 8/15/2017	2,791,000	2,808,427
2.13%, 8/15/2018	6,193,000	6,255,572
Gilead Sciences, Inc. 1.85%, 9/4/2018	4,245,000	4,301,728

		39,513,713

CHEMICALS — 1.0%
Air Products & Chemicals, Inc. 1.20%, 10/15/2017	1,875,000	1,872,481
Airgas, Inc. 1.65%, 2/15/2018	1,134,000	1,130,079
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,764,181
CF Industries, Inc. 6.88%, 5/1/2018	4,981,000	5,405,900
Dow Chemical Co. 8.55%, 5/15/2019	1,500,000	1,785,044
Eastman Chemical Co. 2.40%, 6/1/2017	3,776,000	3,809,060
Ecolab, Inc.:
1.45%, 12/8/2017	2,680,000	2,673,837
1.55%, 1/12/2018	1,656,000	1,656,326
2.00%, 1/14/2019	2,000,000	2,009,953
EI du Pont de Nemours & Co. 6.00%, 7/15/2018	5,920,000	6,511,645
Lubrizol Corp. 8.88%, 2/1/2019	4,500,000	5,352,580
Monsanto Co.:
1.15%, 6/30/2017	2,816,000	2,802,526
5.13%, 4/15/2018	1,599,000	1,705,342
Potash Corp. of Saskatchewan, Inc. 3.25%, 12/1/2017	2,424,000	2,469,843
Praxair, Inc. 1.05%, 11/7/2017	511,000	509,640
Rohm&Haas Co. 6.00%, 9/15/2017	2,001,000	2,115,583
RPM International, Inc. 6.50%, 2/15/2018	425,000	455,176
Sherwin-Williams Co. 1.35%, 12/15/2017	2,349,000	2,343,533

		46,372,729

COMMERCIAL SERVICES — 0.3%
Catholic Health Initiatives:
1.60%, 11/1/2017	556,000	557,139

2.60%, 8/1/2018	2,540,000	2,589,802
Equifax, Inc. 6.30%, 7/1/2017	700,000	738,843
McGraw Hill Financial, Inc. 5.90%, 11/15/2017	1,300,000	1,384,023
Total System Services, Inc. 2.38%, 6/1/2018	2,326,000	2,313,142
Western Union Co.:
2.88%, 12/10/2017	2,318,000	2,342,321
5.93%, 10/1/2016	2,969,000	3,035,069

		12,960,339

CONSTRUCTION MATERIALS — 0.0% (a)
CRH America, Inc. 8.13%, 7/15/2018	1,000,000	1,129,380
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	255,000	272,820

		1,402,200

DISTRIBUTION & WHOLESALE — 0.0% (a)
Ingram Micro, Inc. 5.25%, 9/1/2017	1,400,000	1,448,501

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Air Lease Corp.:
2.13%, 1/15/2018	2,006,000	1,981,175
2.63%, 9/4/2018	2,500,000	2,470,225
3.38%, 1/15/2019	1,000,000	1,004,083
5.63%, 4/1/2017	4,708,000	4,831,754
American Express Co.:
1.55%, 5/22/2018	4,211,000	4,194,369
6.15%, 8/28/2017	11,233,000	11,943,642
7.00%, 3/19/2018	8,708,000	9,554,422
American Express Credit Corp.:
2.13%, 7/27/2018	3,200,000	3,236,774
Series MTN, 1.13%, 6/5/2017	7,584,000	7,569,535
Series MTN, 1.55%, 9/22/2017	2,655,000	2,661,241
Series MTN, 1.80%, 7/31/2018	4,050,000	4,066,159
Series MTN, 1.88%, 11/5/2018	2,670,000	2,681,545
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	496,000	526,059
6.40%, 10/2/2017	12,525,000	13,400,923
7.25%, 2/1/2018	13,382,000	14,681,198
BlackRock, Inc. 6.25%, 9/15/2017	3,158,000	3,390,351
Capital One Bank USA NA:
1.20%, 2/13/2017	3,660,000	3,652,845
1.30%, 6/5/2017	1,900,000	1,892,520
2.15%, 11/21/2018	3,200,000	3,192,757
Charles Schwab Corp.:
1.50%, 3/10/2018	3,460,000	3,467,066
Series MTN, 6.38%, 9/1/2017	1,600,000	1,712,692
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,142,838
Franklin Resources, Inc. 1.38%, 9/15/2017	1,225,000	1,228,288
GE Capital International Funding Co.:
0.96%, 4/15/2016 (d)	5,842,000	5,842,321
2.34%, 11/15/2020 (d)	20,000,000	20,472,243
General Electric Capital Corp. Series GMTN, 6.00%, 8/7/2019	3,000,000	3,459,020
General Electric Co.:
1.63%, 4/2/2018	1,528,000	1,550,295

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 1.25%, 5/15/2017	$914,000	$917,863
Series GMTN, 2.30%, 1/14/2019	2,500,000	2,584,474
Series GMTN, 5.63%, 9/15/2017	900,000	961,511
Series GMTN, 5.63%, 5/1/2018 (c)	295,000	323,455
Series MTN, 2.30%, 4/27/2017	584,000	592,776
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,891,000	2,929,588
International Lease Finance Corp. 7.13%, 9/1/2018(d)	3,075,000	3,347,906
Jefferies Group LLC 5.13%, 4/13/2018	2,605,000	2,687,955
Nasdaq, Inc. 5.25%, 1/16/2018	2,100,000	2,200,929
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	4,300,000	4,305,719
1.65%, 2/8/2019	3,155,000	3,162,379
2.15%, 2/1/2019	4,000,000	4,051,854
5.45%, 4/10/2017	2,530,000	2,644,828
5.45%, 2/1/2018	1,204,000	1,290,604
10.38%, 11/1/2018	18,000	21,961
Series MTN, 0.95%, 4/24/2017	2,250,000	2,251,463
NYSE Holdings LLC
2.00%, 10/5/2017	3,521,000	3,549,399
Synchrony Financial:
1.88%, 8/15/2017	3,941,000	3,924,358
2.60%, 1/15/2019	3,750,000	3,758,112
Visa, Inc. 1.20%, 12/14/2017	8,510,000	8,554,696

		191,868,170

ELECTRIC — 3.8%
Alabama Power Co. Series Q, 5.50%, 10/15/2017	246,000	260,067
Ameren Illinois Co. 6.13%, 11/15/2017	850,000	909,084
American Electric Power Co., Inc. 1.65%, 12/15/2017	4,125,000	4,106,474
Appalachian Power Co. Series K, 5.00%, 6/1/2017	862,000	896,864
Berkshire Hathaway Energy Co.:
1.10%, 5/15/2017	3,807,000	3,809,602
2.00%, 11/15/2018	2,000,000	2,005,505
5.75%, 4/1/2018	7,133,000	7,668,223
Black Hills Corp. 2.50%, 1/11/2019	800,000	805,839
Cleveland Electric Illuminating Co.:
8.88%, 11/15/2018	500,000	587,535
Series D, 7.88%, 11/1/2017	1,515,000	1,650,916
CMS Energy Corp.:
5.05%, 2/15/2018	1,254,000	1,327,282
6.55%, 7/17/2017	943,000	1,000,798
Commonwealth Edison Co.:
5.80%, 3/15/2018	3,188,000	3,451,933
6.15%, 9/15/2017	1,418,000	1,518,150
Connecticut Light & Power Co. 5.65%, 5/1/2018 (c)	400,000	435,140
Consolidated Edison Co. of New York, Inc.:
7.13%, 12/1/2018	1,700,000	1,935,165
Series 08-A, 5.85%, 4/1/2018	3,000,000	3,245,135

Consumers Energy Co. 6.13%, 3/15/2019	1,775,000	1,994,130
Dominion Resources, Inc.:
1.90%, 6/15/2018	2,650,000	2,644,942
5.20%, 8/15/2019	25,000	27,368
6.40%, 6/15/2018	5,550,000	6,062,976
Series A, 1.40%, 9/15/2017	1,945,000	1,936,965
Duke Energy Carolinas LLC:
5.10%, 4/15/2018	1,562,000	1,679,782
5.25%, 1/15/2018	1,650,000	1,763,677
Series C, 7.00%, 11/15/2018	3,706,000	4,229,307
Duke Energy Corp.:
1.63%, 8/15/2017	4,033,000	4,036,612
2.10%, 6/15/2018	2,256,000	2,265,876
2.15%, 11/15/2016	2,527,000	2,544,722
6.25%, 6/15/2018 (c)	1,197,000	1,307,862
Duke Energy Florida LLC:
5.65%, 6/15/2018	506,000	550,934
Series A, 5.80%, 9/15/2017	625,000	665,996
Duke Energy Ohio, Inc.
5.45%, 4/1/2019	75,000	83,272
Edison International 3.75%, 9/15/2017	2,205,000	2,271,689
Entergy Texas, Inc. 7.13%, 2/1/2019	909,000	1,034,358
Eversource Energy 1.45%, 5/1/2018	1,787,000	1,779,036
Exelon Corp. 1.55%, 6/9/2017	3,449,000	3,443,381
Exelon Generation Co. LLC 6.20%, 10/1/2017	3,371,000	3,584,966
Florida Power & Light Co. 5.55%, 11/1/2017	975,000	1,040,382
Georgia Power Co.:
1.95%, 12/1/2018	2,739,000	2,764,741
5.40%, 6/1/2018	100,000	107,639
Series B, 5.70%, 6/1/2017	2,000,000	2,098,214
Jersey Central Power & Light Co. 5.65%, 6/1/2017	1,260,000	1,316,644
Kansas City Power & Light Co.:
5.85%, 6/15/2017	210,000	220,509
6.38%, 3/1/2018	236,000	256,208
MidAmerican Energy Co.:
5.30%, 3/15/2018	2,600,000	2,786,636
5.95%, 7/15/2017	1,365,000	1,446,954
Nevada Power Co. Series O, 6.50%, 5/15/2018	330,000	362,229
NextEra Energy Capital Holdings, Inc.:
1.59%, 6/1/2017	2,221,000	2,223,485
2.30%, 4/1/2019	2,085,000	2,096,117
Series D, 7.30%, 9/1/2067 (e)	1,140,000	1,065,900
Series F, 2.06%, 9/1/2017	5,466,000	5,495,512
NiSource Finance Corp. 6.40%, 3/15/2018	3,696,000	4,007,181
NSTAR Electric Co. 5.63%, 11/15/2017	1,118,000	1,189,971
Ohio Power Co. 6.05%, 5/1/2018	2,050,000	2,217,745
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/2017	1,828,000	1,908,263
6.80%, 9/1/2018	3,681,000	4,106,069

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pacific Gas & Electric Co.:
5.63%, 11/30/2017	$4,173,000	$4,451,995
8.25%, 10/15/2018	1,100,000	1,278,630
PacifiCorp 5.65%, 7/15/2018	6,000	6,567
PECO Energy Co.:
1.20%, 10/15/2016	3,160,000	3,165,328
5.35%, 3/1/2018	1,190,000	1,275,797
Pennsylvania Electric Co. 6.05%, 9/1/2017	1,168,000	1,233,922
Progress Energy, Inc. 7.05%, 3/15/2019	2,000,000	2,265,892
Public Service Co. of Colorado 5.80%, 8/1/2018	1,000,000	1,093,659
Public Service Co. of New Mexico 7.95%, 5/15/2018	1,000,000	1,119,915
Public Service Electric & Gas Co. Series MTN, 5.30%, 5/1/2018	300,000	324,528
South Carolina Electric & Gas Co. 6.50%, 11/1/2018	1,000,000	1,120,571
Southern California Edison Co. Series 14-B, 1.13%, 5/1/2017	2,000,000	2,000,783
Southern Co.:
1.30%, 8/15/2017	1,406,000	1,402,410
2.45%, 9/1/2018	2,706,000	2,746,856
2.75%, 6/15/2020	875,000	881,560
Southern Power Co.:
1.85%, 12/1/2017	1,590,000	1,600,989
Series 15A, 1.50%, 6/1/2018	3,750,000	3,715,256
Southwestern Electric Power Co.:
6.45%, 1/15/2019	2,000,000	2,233,489
Series F, 5.88%, 3/1/2018	300,000	323,289
Southwestern Public Service Co. Series G, 8.75%, 12/1/2018	300,000	353,878
Tampa Electric Co. 6.10%, 5/15/2018	1,320,000	1,433,354
TECO Finance, Inc. 6.57%, 11/1/2017	1,700,000	1,821,379
TransAlta Corp.:
1.90%, 6/3/2017	3,210,000	3,113,700
6.90%, 5/15/2018	1,800,000	1,782,000
Virginia Electric & Power Co.:
1.20%, 1/15/2018	295,000	293,761
5.40%, 4/30/2018	1,953,000	2,103,476
5.95%, 9/15/2017 (c)	1,487,000	1,586,628
WEC Energy Group, Inc. 1.65%, 6/15/2018(c)	2,860,000	2,857,612
Wisconsin Electric Power Co. 1.70%, 6/15/2018	160,000	160,537
Wisconsin Public Service Corp. 1.65%, 12/4/2018	2,600,000	2,594,001
Xcel Energy, Inc.:
1.20%, 6/1/2017	3,125,000	3,116,399
5.61%, 4/1/2017	1,080,000	1,125,707

		170,815,830

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
5.25%, 10/15/2018	1,500,000	1,636,133
5.38%, 10/15/2017	575,000	609,779

Hubbell, Inc. 5.95%, 6/1/2018	1,100,000	1,196,833

		3,442,745

ELECTRONICS — 0.7%
Amphenol Corp.:
1.55%, 9/15/2017	1,950,000	1,947,527
2.55%, 1/30/2019	31,000	31,275
Arrow Electronics, Inc. 3.00%, 3/1/2018	1,145,000	1,151,607
Corning, Inc.:
1.45%, 11/15/2017	1,375,000	1,371,958
1.50%, 5/8/2018	1,900,000	1,879,039
Honeywell International, Inc.:
5.00%, 2/15/2019	2,750,000	3,034,625
5.30%, 3/1/2018	4,282,000	4,623,117
Jabil Circuit, Inc.:
7.75%, 7/15/2016	1,556,000	1,578,414
8.25%, 3/15/2018	2,000,000	2,171,345
Koninklijke Philips NV 5.75%, 3/11/2018	6,012,000	6,423,305
Tech Data Corp. 3.75%, 9/21/2017	3,000,000	3,056,548
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	1,690,000	1,688,848
2.25%, 8/15/2016	1,616,000	1,624,823

		30,582,431

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 1.63%, 5/8/2017	2,310,000	2,318,478

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc. 3.80%, 5/15/2018	3,455,000	3,602,730
Waste Management, Inc. 6.10%, 3/15/2018	1,487,000	1,619,579

		5,222,309

FOOD — 1.7%
Campbell Soup Co. 3.05%, 7/15/2017(c)	2,100,000	2,147,113
ConAgra Foods, Inc.:
1.90%, 1/25/2018	4,940,000	4,954,173
5.82%, 6/15/2017	4,000,000	4,198,702
General Mills, Inc.:
1.40%, 10/20/2017	3,088,000	3,100,395
5.70%, 2/15/2017	3,169,000	3,293,688
Hershey Co. 1.60%, 8/21/2018	1,655,000	1,670,993
Ingredion, Inc. 1.80%, 9/25/2017	3,120,000	3,111,448
JM Smucker Co. 1.75%, 3/15/2018	2,358,000	2,363,040
Kellogg Co.:
1.75%, 5/17/2017	2,792,000	2,804,807
3.25%, 5/21/2018	220,000	227,185
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (d)	5,425,000	5,439,112
2.00%, 7/2/2018 (d)	7,605,000	7,657,096
2.25%, 6/5/2017	4,570,000	4,613,123
2.80%, 7/2/2020 (d)	750,000	766,715
6.13%, 8/23/2018	2,775,000	3,048,910
Kroger Co.:
2.00%, 1/15/2019	3,125,000	3,159,307
2.20%, 1/15/2017	1,785,000	1,798,373
6.40%, 8/15/2017	2,915,000	3,119,042

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Mondelez International, Inc.:
2.25%, 2/1/2019	$3,500,000	$3,557,580
6.13%, 2/1/2018	2,206,000	2,383,561
6.13%, 8/23/2018 (c)	117,000	128,925
6.50%, 8/11/2017	563,000	602,054
Sysco Corp.:
1.90%, 4/1/2019	2,625,000	2,646,006
5.25%, 2/12/2018	2,475,000	2,631,315
Unilever Capital Corp.:
0.85%, 8/2/2017 (c)	2,900,000	2,898,520
2.20%, 3/6/2019	3,500,000	3,596,839

		75,918,022

FOREST PRODUCTS & PAPER — 0.0% (a)
International Paper Co. 7.95%, 6/15/2018	4,000	4,507

GAS — 0.4%
Atmos Energy Corp. 6.35%, 6/15/2017	1,015,000	1,073,713
CenterPoint Energy Resources Corp.:
6.13%, 11/1/2017	575,000	608,637
Series MTN, 6.00%, 5/15/2018	1,992,000	2,137,807
CenterPoint Energy, Inc. 6.50%, 5/1/2018	1,215,000	1,314,619
National Fuel Gas Co. 6.50%, 4/15/2018	1,500,000	1,580,567
ONE Gas, Inc. 2.07%, 2/1/2019	566,000	568,327
Sempra Energy:
2.30%, 4/1/2017	2,871,000	2,891,191
6.15%, 6/15/2018	2,911,000	3,144,775
9.80%, 2/15/2019	49,000	58,904
Southern California Gas Co.:
1.55%, 6/15/2018	1,850,000	1,850,453
Series HH, 5.45%, 4/15/2018	1,000,000	1,076,746

		16,305,739

HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.
4.25%, 1/15/2018	570,000	598,711
Stanley Black & Decker, Inc.
2.45%, 11/17/2018	5,304,000	5,386,933

		5,985,644

HEALTH CARE PRODUCTS — 1.3%
Becton Dickinson and Co.:
1.45%, 5/15/2017	1,750,000	1,750,218
1.80%, 12/15/2017	5,876,000	5,901,735
Boston Scientific Corp. 2.65%, 10/1/2018	2,900,000	2,946,572
Covidien International Finance SA 6.00%, 10/15/2017	6,338,000	6,806,692
CR Bard, Inc. 1.38%, 1/15/2018	2,510,000	2,498,377
Danaher Corp.:
1.65%, 9/15/2018	1,825,000	1,848,433
5.40%, 3/1/2019	1,610,000	1,790,191
5.63%, 1/15/2018	2,406,000	2,599,703
Edwards Lifesciences Corp. 2.88%, 10/15/2018	110,000	112,540
Medtronic, Inc.:
1.38%, 4/1/2018	4,250,000	4,265,633
1.50%, 3/15/2018	4,342,000	4,368,073

St Jude Medical, Inc. 2.00%, 9/15/2018	2,300,000	2,322,706
Stryker Corp.:
1.30%, 4/1/2018	3,052,000	3,034,744
2.00%, 3/8/2019	3,045,000	3,078,421
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	1,990,000	1,995,785
2.40%, 2/1/2019	2,830,000	2,851,980
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	2,510,000	2,506,569
2.00%, 4/1/2018	5,308,000	5,319,579

		55,997,951

HEALTH CARE SERVICES — 1.2%
Aetna, Inc.:
1.50%, 11/15/2017	2,099,000	2,099,368
1.75%, 5/15/2017	1,325,000	1,329,241
2.20%, 3/15/2019	820,000	829,935
Anthem, Inc.:
1.88%, 1/15/2018	2,910,000	2,914,391
2.30%, 7/15/2018	3,239,000	3,268,689
5.88%, 6/15/2017	3,475,000	3,654,224
Humana, Inc.:
6.30%, 8/1/2018 (c)	1,800,000	1,976,037
7.20%, 6/15/2018	1,600,000	1,779,001
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	3,177,000	3,192,720
2.50%, 11/1/2018	3,125,000	3,149,303
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	2,755,000	2,763,862
1.40%, 12/15/2017	3,428,000	3,440,197
1.45%, 7/17/2017	3,115,000	3,127,424
1.70%, 2/15/2019	6,500,000	6,551,827
1.90%, 7/16/2018	6,890,000	6,976,998
6.00%, 6/15/2017	2,435,000	2,574,776
6.00%, 2/15/2018	4,735,000	5,150,909

		54,778,902

HOLDING COMPANIES-DIVERS — 0.0% (a)
MUFG Americas Holdings Corp. 1.63%, 2/9/2018	1,600,000	1,590,893

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 1.65%, 11/1/2017	1,640,000	1,643,358

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.:
Series MTN, 0.90%, 5/1/2018	315,000	314,751
Series MTN, 1.50%, 11/1/2018	5,000,000	5,065,081
Series MTN, 2.63%, 5/1/2017	250,000	254,806
Estee Lauder Cos., Inc. 5.55%, 5/15/2017	738,000	775,470
Procter & Gamble Co.:
1.90%, 11/1/2019	50,000	51,285
4.70%, 2/15/2019	10,625,000	11,698,443

		18,159,836

HOUSEHOLD PRODUCTS & WARES — 0.3%
Clorox Co. 5.95%, 10/15/2017	1,950,000	2,081,865
Kimberly-Clark Corp.:
1.40%, 2/15/2019 (c)	2,151,000	2,165,195

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.13%, 8/1/2017	$4,459,000	$4,761,571
6.25%, 7/15/2018	3,607,000	4,011,025
7.50%, 11/1/2018	300,000	346,944

		13,366,600

HOUSEWARES — 0.2%
Newell Rubbermaid, Inc.:
2.15%, 10/15/2018	3,000,000	2,989,807
2.60%, 3/29/2019	3,770,000	3,826,011

		6,815,818

INSURANCE — 2.2%
Aflac, Inc. 2.65%, 2/15/2017	1,202,000	1,219,095
American International Group, Inc.:
2.30%, 7/16/2019	1,380,000	1,391,267
Series MTN, 5.85%, 1/16/2018	4,709,000	5,040,299
Assurant, Inc. 2.50%, 3/15/2018	1,750,000	1,750,376
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	2,000,000	2,004,659
1.45%, 3/7/2018	4,550,000	4,590,123
1.60%, 5/15/2017	5,642,000	5,677,242
1.70%, 3/15/2019	5,775,000	5,872,839
2.00%, 8/15/2018	411,000	418,293
5.40%, 5/15/2018	5,526,000	6,012,234
Berkshire Hathaway, Inc. 1.55%, 2/9/2018	3,311,000	3,332,896
Chubb Corp.:
5.75%, 5/15/2018	2,425,000	2,640,059
6.38%, 3/29/2067 (e)	5,527,000	4,780,855
Chubb INA Holdings, Inc. 5.80%, 3/15/2018	473,000	512,159
Fidelity National Financial, Inc. 6.60%, 5/15/2017	2,360,000	2,446,630
Hartford Financial Services Group, Inc.:
6.30%, 3/15/2018	1,676,000	1,807,192
Series MTN, 6.00%, 1/15/2019	100,000	109,607
Kemper Corp. 6.00%, 5/15/2017	2,900,000	3,011,919
Lincoln National Corp. 6.05%, 4/20/2067 (c) (e)	1,000,000	650,000
Marsh & McLennan Cos., Inc. 2.30%, 4/1/2017	2,650,000	2,670,735
MetLife, Inc.:
1.76%, 12/15/2017	2,317,000	2,323,643
1.90%, 12/15/2017	3,350,000	3,367,875
7.72%, 2/15/2019	1,000,000	1,156,777
Series A, 6.82%, 8/15/2018	4,890,000	5,440,363
PartnerRe Finance A LLC 6.88%, 6/1/2018	4,210,000	4,601,676
Platinum Underwriters Finance, Inc. Series B, 7.50%, 6/1/2017	70,000	74,425
Principal Financial Group, Inc. 1.85%, 11/15/2017	512,000	512,499
Progressive Corp. 6.70%, 6/15/2067 (e)	4,111,000	3,926,005
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	25,000	28,885
Series MTN, 2.30%, 8/15/2018	1,825,000	1,846,576
Series MTN, 6.00%, 12/1/2017	4,050,000	4,335,679
Series MTN, 6.10%, 6/15/2017	1,750,000	1,846,024
Reinsurance Group of America, Inc. 3.30%, 12/15/2065 (e)	2,000,000	1,440,000

StanCorp Financial Group, Inc. 6.90%, 6/1/2067 (e)	1,500,000	1,185,000
Travelers Cos., Inc.:
5.80%, 5/15/2018	253,000	275,867
Series MTN, 5.75%, 12/15/2017	4,035,000	4,330,530
Voya Financial, Inc. 2.90%, 2/15/2018	5,219,000	5,286,691

		97,916,994

INTERNET — 0.8%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017	4,263,000	4,261,578
Amazon.com, Inc.:
1.20%, 11/29/2017	4,597,000	4,603,144
2.60%, 12/5/2019	3,192,000	3,313,766
Baidu, Inc.:
2.25%, 11/28/2017	3,700,000	3,726,738
3.25%, 8/6/2018	5,481,000	5,617,548
eBay, Inc.:
1.35%, 7/15/2017	2,143,000	2,137,311
2.20%, 8/1/2019 (c)	3,750,000	3,765,742
2.50%, 3/9/2018	1,440,000	1,462,747
Expedia, Inc. 7.46%, 8/15/2018	2,510,000	2,798,476
Symantec Corp. 2.75%, 6/15/2017	3,764,000	3,774,799

		35,461,849

INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp. 4.88%, 11/30/2018	10,000	10,221

IRON/STEEL — 0.1%
Nucor Corp.:
5.75%, 12/1/2017	3,081,000	3,267,360
5.85%, 6/1/2018	2,175,000	2,337,763

		5,605,123

IT SERVICES — 2.9%
Apple, Inc.:
0.90%, 5/12/2017	3,333,000	3,335,268
1.00%, 5/3/2018	19,705,000	19,717,836
1.05%, 5/5/2017	7,038,000	7,058,018
1.30%, 2/23/2018	2,500,000	2,517,402
1.70%, 2/22/2019	2,970,000	3,010,743
EMC Corp. 1.88%, 6/1/2018	14,346,000	13,998,364
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (d)	11,050,000	11,117,337
2.85%, 10/5/2018 (d)	13,370,000	13,578,424
International Business Machines Corp.:
1.13%, 2/6/2018	7,150,000	7,150,844
1.25%, 2/8/2018	4,270,000	4,280,265
1.80%, 5/17/2019	6,650,000	6,707,355
1.95%, 2/12/2019 (c)	717,000	729,738
5.70%, 9/14/2017	14,475,000	15,445,351
7.63%, 10/15/2018	7,456,000	8,571,585
Lexmark International, Inc. 6.65%, 6/1/2018	4,000,000	4,231,413
NetApp, Inc. 2.00%, 12/15/2017	3,594,000	3,576,713
Seagate HDD Cayman 3.75%, 11/15/2018	2,730,000	2,716,350

		127,743,006

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

LEISURE TIME — 0.1%
Carnival Corp. 1.88%, 12/15/2017	$2,840,000	$2,856,010

LODGING — 0.2%
Marriott International, Inc. 6.38%, 6/15/2017	1,000,000	1,058,143
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	2,443,000	2,664,793
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	707,000	706,488
2.95%, 3/1/2017	3,080,000	3,108,186

		7,537,610

MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
Series G, 1.25%, 11/6/2017	4,820,000	4,832,292
Series G, 2.45%, 9/6/2018	300,000	308,166
Series GMTN, 1.50%, 2/23/2018	3,735,000	3,758,831
Series GMTN, 1.70%, 6/16/2018	2,708,000	2,733,359
Series MTN, 1.25%, 8/18/2017	5,308,000	5,319,710
Series MTN, 1.30%, 3/1/2018	1,010,000	1,011,746
Series MTN, 1.63%, 6/1/2017	2,275,000	2,290,427
Series MTN, 1.80%, 11/13/2018 (c)	2,700,000	2,737,515
Series MTN, 2.00%, 3/5/2020	875,000	882,368
Series MTN, 5.45%, 4/15/2018	3,718,000	4,026,008
Series MTN, 5.85%, 9/1/2017	1,808,000	1,924,181
Series MTN, 7.05%, 10/1/2018	1,160,000	1,316,828
Series MTN, 7.15%, 2/15/2019	3,805,000	4,381,996
Caterpillar, Inc.:
1.50%, 6/26/2017	3,169,000	3,188,857
7.90%, 12/15/2018	800,000	933,171

		39,645,455

MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp.:
1.20%, 10/10/2017	2,814,000	2,819,162
1.30%, 3/12/2018 (c)	2,250,000	2,252,657
Series MTN, 1.13%, 6/12/2017	5,360,000	5,365,494
Series MTN, 1.35%, 1/16/2018	2,598,000	2,605,411
Series MTN, 1.55%, 12/15/2017	2,414,000	2,431,134
Series MTN, 1.60%, 7/13/2018	3,525,000	3,546,443
Series MTN, 1.75%, 8/10/2018 (c)	6,375,000	6,435,686
Series MTN, 1.95%, 12/13/2018	16,000	16,246
Series MTN, 1.95%, 1/8/2019 (c)	3,565,000	3,601,964
Series MTN, 2.80%, 9/18/2017	1,889,000	1,934,436
Series MTN, 5.35%, 4/3/2018	8,000	8,630
Series MTN, 5.50%, 4/13/2017	1,276,000	1,336,390
Series MTN, 5.75%, 9/10/2018	14,000	15,471
Roper Technologies, Inc.:
1.85%, 11/15/2017	1,946,000	1,947,895
2.05%, 10/1/2018	1,930,000	1,928,206

		36,245,225

MEDIA — 1.9%
CBS Corp.:
1.95%, 7/1/2017	2,000,000	2,003,957
2.30%, 8/15/2019	25,000	25,146
Comcast Cable Communications LLC 8.88%, 5/1/2017	5,395,000	5,839,963

Comcast Corp.:
5.70%, 5/15/2018	4,210,000	4,600,310
5.88%, 2/15/2018	3,000,000	3,256,593
6.30%, 11/15/2017	4,966,000	5,376,766
Grupo Televisa SAB 6.00%, 5/15/2018	350,000	378,542
Historic TW, Inc. 6.88%, 6/15/2018	3,000,000	3,328,467
RELX Capital, Inc. 8.63%, 1/15/2019	2,475,000	2,875,994
Thomson Reuters Corp.:
1.30%, 2/23/2017	1,398,000	1,395,506
1.65%, 9/29/2017	2,656,000	2,660,366
6.50%, 7/15/2018	4,875,000	5,358,810
Time Warner Cable, Inc.:
5.85%, 5/1/2017	8,394,000	8,739,538
6.75%, 7/1/2018	11,025,000	12,084,511
Time Warner Cos., Inc. 7.25%, 10/15/2017	2,376,000	2,575,880
Viacom, Inc.:
2.50%, 9/1/2018	2,626,000	2,645,138
3.50%, 4/1/2017	412,000	418,547
6.13%, 10/5/2017	4,012,000	4,260,938
Walt Disney Co.:
1.65%, 1/8/2019 (c)	2,725,000	2,765,335
Series B, 5.88%, 12/15/2017	1,500,000	1,622,840
Series C, 6.00%, 7/17/2017	1,666,000	1,775,336
Series GMTN, 0.88%, 5/30/2017	2,214,000	2,212,375
Series GMTN, 1.50%, 9/17/2018	2,676,000	2,707,245
Series MTN, 1.10%, 12/1/2017	5,040,000	5,056,762

		83,964,865

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 1.25%, 1/15/2018	3,789,000	3,786,420

MINING — 0.6%
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018 (c)	1,740,000	1,742,601
6.50%, 4/1/2019	1,000,000	1,120,598
Freeport-McMoRan, Inc. 2.38%, 3/15/2018 (d)	50,000	44,250
Glencore Canada Corp. 5.50%, 6/15/2017	256,000	258,560
Goldcorp, Inc. 2.13%, 3/15/2018	2,256,000	2,225,582
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	9,303,000	9,244,226
2.25%, 12/14/2018	2,618,000	2,615,343
Rio Tinto Finance USA, Ltd.:
6.50%, 7/15/2018	5,693,000	6,211,120
9.00%, 5/1/2019	3,745,000	4,448,704

		27,910,984

MISCELLANEOUS MANUFACTURER — 1.4%
3M Co.:
Series MTN, 1.00%, 6/26/2017	2,210,000	2,213,021
Series MTN, 1.38%, 8/7/2018	3,245,000	3,271,796
Crane Co. 2.75%, 12/15/2018	2,320,000	2,350,952
Dover Corp. 5.45%, 3/15/2018 (c)	1,000,000	1,074,661
Eaton Corp.:
1.50%, 11/2/2017	5,930,000	5,921,802
5.60%, 5/15/2018	2,100,000	2,264,543

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Eaton Electric Holdings LLC 6.10%, 7/1/2017	$420,000	$443,079
General Electric Co.:
5.25%, 12/6/2017	20,722,000	22,207,983
Series GMTN, 1.60%, 11/20/2017	1,400,000	1,415,000
Illinois Tool Works, Inc. 0.90%, 2/25/2017	3,332,000	3,336,578
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	3,500,000	3,562,015
6.88%, 8/15/2018	100,000	110,577
Parker-Hannifin Corp. 5.50%, 5/15/2018	1,200,000	1,292,321
Pentair Finance SA:
1.88%, 9/15/2017	1,917,000	1,909,795
2.90%, 9/15/2018	2,000,000	2,005,248
Textron, Inc. 5.60%, 12/1/2017	1,245,000	1,309,280
Tyco Electronics Group SA:
2.38%, 12/17/2018	1,801,000	1,814,122
6.55%, 10/1/2017	3,592,000	3,849,585

		60,352,358

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	400,000	419,001
6.25%, 3/15/2019	5,500,000	6,023,810
Series MTN, 5.75%, 9/15/2017	1,504,000	1,571,476
Xerox Corp. 6.35%, 5/15/2018	5,460,000	5,773,950

		13,788,237

OIL & GAS — 6.3%
Anadarko Petroleum Corp. 6.38%, 9/15/2017	10,343,000	10,808,434
Apache Corp. 6.90%, 9/15/2018	4,119,000	4,444,813
BP Capital Markets PLC:
1.38%, 11/6/2017	4,019,000	4,008,665
1.38%, 5/10/2018 (c)	5,600,000	5,563,778
1.67%, 2/13/2018	4,350,000	4,352,811
1.85%, 5/5/2017 (c)	6,301,000	6,325,341
2.24%, 5/10/2019	3,100,000	3,129,897
2.24%, 9/26/2018	4,650,000	4,706,625
British Transco Finance, Inc. 6.63%, 6/1/2018	1,600,000	1,765,498
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,926,000	2,838,220
5.70%, 5/15/2017 (c)	5,961,000	6,088,059
5.90%, 2/1/2018	1,650,000	1,716,000
Chevron Corp.:
1.10%, 12/5/2017	8,842,000	8,836,936
1.34%, 11/9/2017	4,625,000	4,640,078
1.35%, 11/15/2017	5,344,000	5,361,682
1.37%, 3/2/2018	8,251,000	8,262,929
1.72%, 6/24/2018	8,392,000	8,459,190
1.79%, 11/16/2018	6,018,000	6,072,289
4.95%, 3/3/2019 (c)	9,283,000	10,176,864
ConocoPhillips:
5.20%, 5/15/2018	3,200,000	3,385,018
6.65%, 7/15/2018	50,000	54,483

ConocoPhillips Co.:
1.05%, 12/15/2017	5,100,000	4,999,099
1.50%, 5/15/2018 (c)	5,856,000	5,760,852
5.75%, 2/1/2019	11,500,000	12,461,339
Devon Energy Corp.:
2.25%, 12/15/2018	3,350,000	3,115,500
6.30%, 1/15/2019 (c)	440,000	440,000
EOG Resources, Inc. 5.88%, 9/15/2017	1,355,000	1,426,165
EQT Corp. 6.50%, 4/1/2018	3,855,000	3,951,366
Exxon Mobil Corp.:
0.92%, 3/15/2017	5,416,000	5,425,398
1.31%, 3/6/2018	7,622,000	7,653,447
1.44%, 3/1/2018	5,670,000	5,712,987
1.71%, 3/1/2019	15,000,000	15,189,378
1.82%, 3/15/2019	351,000	355,965
GS Caltex Corp. 5.50%, 4/24/2017 (d)	1,200,000	1,243,911
Hess Corp.:
1.30%, 6/15/2017	3,100,000	3,030,250
8.13%, 2/15/2019	2,205,000	2,397,937
Husky Energy, Inc. 6.20%, 9/15/2017	1,500,000	1,569,000
Marathon Oil Corp.:
5.90%, 3/15/2018 (c)	5,250,000	5,223,750
6.00%, 10/1/2017	3,061,000	3,076,305
Marathon Petroleum Corp. 2.70%, 12/14/2018	3,154,000	3,130,478
Nabors Industries, Inc. 6.15%, 2/15/2018	4,084,000	4,002,320
Noble Holding International, Ltd. 5.00%, 3/16/2018 (c)	2,500,000	2,325,000
Occidental Petroleum Corp. 1.50%, 2/15/2018	2,394,000	2,387,904
Petro-Canada 6.05%, 5/15/2018	4,207,000	4,460,869
Phillips 66 2.95%, 5/1/2017	6,752,000	6,857,617
Pioneer Natural Resources Co.:
5.88%, 7/15/2016 (c)	2,000,000	2,020,152
6.88%, 5/1/2018	3,750,000	4,022,470
Shell International Finance B.V.:
1.13%, 8/21/2017	5,129,000	5,117,488
1.25%, 11/10/2017	5,025,000	5,029,905
1.63%, 11/10/2018	8,370,000	8,388,430
1.90%, 8/10/2018	5,500,000	5,552,239
2.00%, 11/15/2018	4,126,000	4,169,424
Suncor Energy, Inc. 6.10%, 6/1/2018	4,428,000	4,705,187
Total Capital Canada, Ltd. 1.45%, 1/15/2018	4,976,000	4,976,989
Total Capital International SA:
1.00%, 1/10/2017 (c)	1,958,000	1,955,222
1.55%, 6/28/2017	7,200,000	7,223,088
Total Capital SA 2.13%, 8/10/2018	6,000,000	6,081,169
Valero Energy Corp. 6.13%, 6/15/2017	4,032,000	4,217,209
XTO Energy, Inc. 6.25%, 8/1/2017	1,525,000	1,629,943

		282,283,362

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

OIL & GAS SERVICES — 0.3%
Baker Hughes, Inc. 7.50%, 11/15/2018	$4,845,000	$5,431,235
Cameron International Corp. 1.40%, 6/15/2017	2,000,000	1,977,800
FMC Technologies, Inc. 2.00%, 10/1/2017	3,000,000	2,917,500
National Oilwell Varco, Inc. 1.35%, 12/1/2017	1,574,000	1,511,040
Western Atlas, Inc. 6.00%, 6/1/2018	100,000	107,688

		11,945,263

PHARMACEUTICALS — 5.2%
AbbVie, Inc.:
1.75%, 11/6/2017	17,710,000	17,782,783
1.80%, 5/14/2018	13,858,000	13,904,386
2.00%, 11/6/2018	6,651,000	6,694,962
Actavis Funding SCS:
1.30%, 6/15/2017	2,900,000	2,890,036
2.35%, 3/12/2018	14,150,000	14,314,938
Actavis, Inc. 1.88%, 10/1/2017	5,172,000	5,193,890
Allergan, Inc. 1.35%, 3/15/2018	1,000,000	992,563
AmerisourceBergen Corp. 1.15%, 5/15/2017	3,755,000	3,742,975
AstraZeneca PLC:
1.75%, 11/16/2018	4,875,000	4,926,569
5.90%, 9/15/2017	8,350,000	8,909,720
Baxalta, Inc. 2.00%, 6/22/2018 (d)	1,500,000	1,487,428
Bristol-Myers Squibb Co. 0.88%, 8/1/2017	3,661,000	3,660,346
Cardinal Health, Inc.:
1.70%, 3/15/2018	1,396,000	1,400,327
1.90%, 6/15/2017	1,373,000	1,382,181
1.95%, 6/15/2018	2,550,000	2,569,887
Eli Lilly & Co. 1.25%, 3/1/2018	2,805,000	2,805,610
Express Scripts Holding Co. 1.25%, 6/2/2017	1,965,000	1,958,448
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,052,000	10,119,296
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	12,442,000	13,601,763
Johnson & Johnson:
1.13%, 11/21/2017	2,852,000	2,865,273
1.13%, 3/1/2019	4,675,000	4,682,943
1.65%, 12/5/2018	1,069,000	1,084,798
1.88%, 12/5/2019	150,000	153,546
5.15%, 7/15/2018	4,425,000	4,835,408
5.55%, 8/15/2017	4,942,000	5,255,463
McKesson Corp.:
1.29%, 3/10/2017	3,094,000	3,096,988
1.40%, 3/15/2018	2,600,000	2,585,632
Medco Health Solutions, Inc. 7.13%, 3/15/2018	6,060,000	6,641,791
Merck & Co., Inc.:
1.10%, 1/31/2018	4,628,000	4,637,338
1.30%, 5/18/2018	4,243,000	4,261,848
Mylan NV 3.00%, 12/15/2018 (d)	2,900,000	2,923,355

Mylan, Inc.:
1.80%, 6/24/2016	2,687,000	2,688,935
2.60%, 6/24/2018	635,000	635,831
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	14,875,000	16,437,121
Perrigo Co. PLC:
1.30%, 11/8/2016	2,330,000	2,319,096
2.30%, 11/8/2018	1,235,000	1,229,158
Pfizer, Inc.:
1.10%, 5/15/2017	3,523,000	3,525,408
1.50%, 6/15/2018	7,050,000	7,136,205
4.65%, 3/1/2018 (c)	2,150,000	2,294,841
6.20%, 3/15/2019	17,115,000	19,450,211
Sanofi 1.25%, 4/10/2018	7,094,000	7,116,901
Wyeth LLC 5.45%, 4/1/2017	2,717,000	2,840,119
Zoetis, Inc. 1.88%, 2/1/2018	3,807,000	3,799,230

		230,835,547

PIPELINES — 2.0%
Buckeye Partners L.P.:
2.65%, 11/15/2018	640,000	627,200
6.05%, 1/15/2018	181,000	189,145
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018 (d)	3,203,000	3,161,361
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	300,000	309,018
Enbridge Energy Partners L.P. Series B, 6.50%, 4/15/2018	1,700,000	1,763,750
Enbridge, Inc. 5.60%, 4/1/2017	1,913,000	1,961,863
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	5,520,000	5,285,400
6.70%, 7/1/2018	2,450,000	2,541,875
Enterprise Products Operating LLC:
1.65%, 5/7/2018	4,308,000	4,247,542
6.65%, 4/15/2018	2,100,000	2,272,668
Series B, 7.03%, 1/15/2068 (e)	1,200,000	1,191,000
Series L, 6.30%, 9/15/2017	4,266,000	4,515,884
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	1,100,000	1,077,412
5.95%, 2/15/2018	1,740,000	1,824,967
6.00%, 2/1/2017	4,328,000	4,455,918
Kinder Morgan, Inc.:
2.00%, 12/1/2017 (c)	4,433,000	4,355,132
7.00%, 6/15/2017	5,000,000	5,220,288
7.25%, 6/1/2018 (c)	680,000	729,207
Northwest Pipeline LLC 6.05%, 6/15/2018	533,000	522,340
ONEOK Partners L.P. 2.00%, 10/1/2017	5,160,000	4,978,626
Panhandle Eastern Pipe Line Co. L.P.:
6.20%, 11/1/2017	1,950,000	1,998,875
7.00%, 6/15/2018	2,725,000	2,875,751
Plains All American Pipeline L.P./PAA
Finance Corp. 6.50%, 5/1/2018	2,906,000	2,993,180
Questar Pipeline Co. 5.83%, 2/1/2018	250,000	266,973
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	2,057,000	2,115,577

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Spectra Energy Capital LLC 6.20%, 4/15/2018	$3,106,000	$3,251,588
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	1,936,852
TransCanada PipeLines, Ltd.:
1.63%, 11/9/2017	5,250,000	5,240,588
1.88%, 1/12/2018	374,000	370,990
3.13%, 1/15/2019	4,025,000	4,085,160
6.35%, 5/15/2067 (e)	5,000,000	3,375,000
6.50%, 8/15/2018	5,000,000	5,428,944
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	210,000	207,900
Western Gas Partners L.P. 2.60%, 8/15/2018	2,420,000	2,311,100

		87,689,074

REAL ESTATE — 0.0% (a)
Brookfield Asset Management, Inc. 5.80%, 4/25/2017	422,000	439,802

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
American Tower Corp.:
3.40%, 2/15/2019	1,717,000	1,763,114
4.50%, 1/15/2018	5,145,000	5,358,844
Boston Properties L.P. 3.70%, 11/15/2018	3,795,000	3,958,654
Brandywine Operating Partnership L.P.:
4.95%, 4/15/2018	2,651,000	2,761,930
5.70%, 5/1/2017	1,603,000	1,662,030
DDR Corp. 7.50%, 4/1/2017	3,754,000	3,963,644
Duke Realty L.P. 6.50%, 1/15/2018 (c)	1,073,000	1,152,702
Equity Commonwealth:
6.25%, 6/15/2017	2,230,000	2,288,206
6.65%, 1/15/2018	1,100,000	1,156,221
ERP Operating L.P. 5.75%, 6/15/2017	1,282,000	1,349,399
HCP, Inc.:
3.75%, 2/1/2019 (c)	2,000,000	2,061,378
5.63%, 5/1/2017	1,723,000	1,792,634
Series MTN, 6.70%, 1/30/2018	4,386,000	4,739,004
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,135,037
Kilroy Realty L.P. 4.80%, 7/15/2018	1,305,000	1,369,744
Kimco Realty Corp.:
4.30%, 2/1/2018	2,100,000	2,173,636
5.70%, 5/1/2017	1,500,000	1,566,789
Liberty Property L.P. 6.63%, 10/1/2017	2,050,000	2,183,495
Mack-Cali Realty L.P. 2.50%, 12/15/2017	2,150,000	2,145,029
Realty Income Corp.:
2.00%, 1/31/2018	2,150,000	2,154,098
6.75%, 8/15/2019	25,000	28,401
Regency Centers L.P. 5.88%, 6/15/2017	2,962,000	3,107,461
Select Income REIT 2.85%, 2/1/2018	3,500,000	3,506,603

Simon Property Group L.P.:
2.15%, 9/15/2017	2,819,000	2,847,980
2.20%, 2/1/2019	1,601,000	1,624,580
UDR, Inc. Series MTN, 4.25%, 6/1/2018	95,000	99,635
Ventas Realty L.P. 1.25%, 4/17/2017	2,814,000	2,807,069
Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 2/15/2018	2,800,000	2,795,454
Welltower, Inc.:
2.25%, 3/15/2018	3,600,000	3,604,209
4.70%, 9/15/2017	2,650,000	2,754,512
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,123,024

		75,034,516

RETAIL — 2.6%
AutoNation, Inc. 6.75%, 4/15/2018	3,600,000	3,873,287
Best Buy Co., Inc. 5.00%, 8/1/2018	2,806,000	2,934,515
Brinker International, Inc. 2.60%, 5/15/2018	2,000,000	2,010,745
Costco Wholesale Corp.:
1.13%, 12/15/2017	5,480,000	5,500,032
1.70%, 12/15/2019	3,400,000	3,449,565
CVS Health Corp.:
1.90%, 7/20/2018	10,702,000	10,845,095
2.25%, 12/5/2018 (c)	2,000,000	2,045,303
5.75%, 6/1/2017	7,003,000	7,363,503
Dollar General Corp.:
1.88%, 4/15/2018	400,000	401,489
4.13%, 7/15/2017	2,587,000	2,668,661
Home Depot, Inc. 2.25%, 9/10/2018	5,500,000	5,654,862
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	2,642,000	2,660,481
6.10%, 9/15/2017	1,020,000	1,094,386
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	3,180,000	3,410,385
McDonald’s Corp.:
Series GMTN, 5.80%, 10/15/2017	2,949,000	3,152,473
Series MTN, 2.10%, 12/7/2018	8,331,000	8,479,933
Series MTN, 5.35%, 3/1/2018	5,244,000	5,642,784
Nordstrom, Inc. 6.25%, 1/15/2018	3,529,000	3,834,292
Staples, Inc. 2.75%, 1/12/2018 (c)	2,665,000	2,674,300
Starbucks Corp. 2.00%, 12/5/2018	77,000	78,493
Target Corp.:
5.38%, 5/1/2017	5,022,000	5,264,349
6.00%, 1/15/2018	6,255,000	6,801,194
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017 (c)	2,997,000	3,003,652
1.13%, 4/11/2018 (c)	7,750,000	7,782,098
5.38%, 4/5/2017	4,492,000	4,696,748
5.80%, 2/15/2018	6,497,000	7,083,030
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	4,510,000	4,518,025

		116,923,680

SAVINGS & LOANS — 0.0% (a)
Astoria Financial Corp. 5.00%, 6/19/2017	1,900,000	1,962,701

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SEMICONDUCTORS — 0.7%
Altera Corp.:
1.75%, 5/15/2017	$2,281,000	$2,301,611
2.50%, 11/15/2018	25,000	25,648
Intel Corp.:
1.35%, 12/15/2017	14,405,000	14,507,489
2.45%, 7/29/2020	1,125,000	1,162,576
KLA-Tencor Corp. 2.38%, 11/1/2017	2,245,000	2,263,699
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	1,006,000	1,010,099
National Semiconductor Corp. 6.60%, 6/15/2017	1,950,000	2,080,778
QUALCOMM, Inc. 1.40%, 5/18/2018 (c)	6,172,000	6,198,081
Texas Instruments, Inc. 1.00%, 5/1/2018	2,000,000	1,998,420

		31,548,401

SOFTWARE — 1.6%
Autodesk, Inc. 1.95%, 12/15/2017	2,600,000	2,587,489
CA, Inc. 2.88%, 8/15/2018	2,000,000	2,024,596
Dun & Bradstreet Corp. 3.25%, 12/1/2017	2,300,000	2,304,074
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	3,135,000	3,115,424
2.85%, 10/15/2018	4,070,000	4,126,050
Intuit, Inc. 5.75%, 3/15/2017	2,770,000	2,880,217
McGraw Hill Financial, Inc. 2.50%, 8/15/2018	4,575,000	4,623,614
Microsoft Corp.:
0.88%, 11/15/2017	2,000,000	2,002,785
1.00%, 5/1/2018	1,000,000	1,002,092
1.30%, 11/3/2018	4,895,000	4,933,888
1.63%, 12/6/2018 (c)	6,500,000	6,609,176
3.00%, 10/1/2020 (c)	625,000	667,141
4.20%, 6/1/2019	2,750,000	3,015,859
Oracle Corp.:
1.20%, 10/15/2017	12,241,000	12,295,424
2.38%, 1/15/2019	166,000	171,631
5.00%, 7/8/2019	6,000,000	6,684,617
5.75%, 4/15/2018	11,650,000	12,722,261

		71,766,338

TELECOMMUNICATIONS — 4.4%
America Movil SAB de CV 5.63%, 11/15/2017	1,524,000	1,622,107
AT&T, Inc.:
1.40%, 12/1/2017	9,491,000	9,492,765
1.60%, 2/15/2017	3,744,000	3,757,819
1.70%, 6/1/2017	5,752,000	5,775,965
1.75%, 1/15/2018	3,625,000	3,632,075
2.30%, 3/11/2019 (c)	4,444,000	4,518,237
2.38%, 11/27/2018	11,500,000	11,722,158
2.40%, 3/15/2017	6,529,000	6,605,200
5.50%, 2/1/2018	16,925,000	18,128,938
5.60%, 5/15/2018	1,300,000	1,407,530
5.80%, 2/15/2019	1,756,000	1,952,469
5.88%, 10/1/2019	5,000	5,649

British Telecommunications PLC 5.95%, 1/15/2018	5,450,000	5,872,495
CC Holdings GS V LLC / Crown Castle GS III Corp. 2.38%, 12/15/2017	244,000	245,187
Cisco Systems, Inc.:
1.10%, 3/3/2017	10,865,000	10,896,039
1.40%, 2/28/2018	6,181,000	6,224,286
1.60%, 2/28/2019	5,000,000	5,057,609
1.65%, 6/15/2018	8,050,000	8,148,225
4.95%, 2/15/2019	13,028,000	14,396,998
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	1,000,000	1,130,508
6.75%, 8/20/2018	4,100,000	4,586,318
GTE Corp. 6.84%, 4/15/2018	43,000	46,474
Juniper Networks, Inc. 3.13%, 2/26/2019	1,450,000	1,472,528
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	3,452,000	3,447,633
Qwest Corp. 6.50%, 6/1/2017	2,520,000	2,627,100
Rogers Communications, Inc. 6.80%, 8/15/2018	6,790,000	7,551,542
Telefonica Emisiones SAU:
3.19%, 4/27/2018	8,000,000	8,202,672
6.22%, 7/3/2017	3,123,000	3,292,002
Verizon Communications, Inc.:
1.10%, 11/1/2017	1,320,000	1,314,673
1.35%, 6/9/2017	9,900,000	9,924,630
3.65%, 9/14/2018	13,200,000	13,884,675
5.50%, 2/15/2018	3,327,000	3,571,186
6.10%, 4/15/2018	3,525,000	3,846,516
Vodafone Group PLC:
1.25%, 9/26/2017	4,425,000	4,412,787
1.50%, 2/19/2018	6,562,000	6,545,196
1.63%, 3/20/2017 (c)	2,140,000	2,147,946
5.45%, 6/10/2019	625,000	689,989

		198,156,126

TOBACCO — 0.1%
Reynolds American, Inc.:
2.30%, 8/21/2017 (c)	474,000	479,593
3.50%, 8/4/2016 (c)	2,705,000	2,721,887

		3,201,480

TOYS/GAMES/HOBBIES — 0.0% (a)
Mattel, Inc. 1.70%, 3/15/2018	500,000	495,822

TRANSPORTATION — 0.8%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	3,235,000	3,389,866
5.75%, 3/15/2018	2,789,000	3,025,690
Canadian National Railway Co.:
5.55%, 5/15/2018	700,000	759,165
5.85%, 11/15/2017	1,415,000	1,517,795
CSX Corp.:
5.60%, 5/1/2017	2,714,000	2,836,445
6.25%, 3/15/2018	2,500,000	2,720,970
7.90%, 5/1/2017	2,005,000	2,144,861
FedEx Corp. 8.00%, 1/15/2019	1,025,000	1,198,112

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Norfolk Southern Corp.:
5.75%, 4/1/2018	$3,056,000	$3,302,241
7.70%, 5/15/2017	2,511,000	2,683,881
Ryder System, Inc.:
Series MTN, 2.45%, 11/15/2018	1,000,000	1,003,470
Series MTN, 2.50%, 3/1/2018	1,301,000	1,308,948
Series MTN, 2.55%, 6/1/2019	2,500,000	2,508,427
Series MTN, 3.50%, 6/1/2017	520,000	529,919
Union Pacific Corp.:
5.70%, 8/15/2018	150,000	164,890
5.75%, 11/15/2017	1,142,000	1,225,436
United Parcel Service, Inc.:
1.13%, 10/1/2017	1,000,000	1,004,264
5.13%, 4/1/2019	1,450,000	1,609,695
5.50%, 1/15/2018	3,138,000	3,388,373

		36,322,448

TRUCKING & LEASING — 0.1%
GATX Corp.:
1.25%, 3/4/2017	3,165,000	3,143,674
2.60%, 3/30/2020 (c)	625,000	612,024

		3,755,698

WATER — 0.0% (a)
American Water Capital Corp. 6.09%, 10/15/2017	104,000	111,494

TOTAL CORPORATE BONDS & NOTES (Cost $4,362,473,540)		4,360,758,732

U.S. TREASURY OBLIGATIONS — 0.8%
Treasury Note
1.13%, 1/15/2019
(Cost $33,141,544)	33,000,000	33,260,370

SHORT-TERM INVESTMENTS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	42,419,015	42,419,015
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (g) (h)	5,912,523	5,912,523

TOTAL SHORT-TERM INVESTMENTS (Cost $48,331,538)		48,331,538

TOTAL INVESTMENTS — 99.7%
(Cost $4,443,946,622)		4,442,350,640
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		15,468,139

NET ASSETS — 100.0%		$4,457,818,779

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(c)	All or a portion of the shares of the security are on loan at March 31, 2016.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown represents the rate at March 31, 2016.

REIT	= Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$305,053	$—	$305,053
Aerospace & Defense	—	45,534,968	—	45,534,968
Agriculture	—	38,688,316	—	38,688,316
Apparel	—	1,470,777	—	1,470,777
Auto Manufacturers	—	193,709,952	—	193,709,952
Auto Parts & Equipment	—	1,637,731	—	1,637,731
Banks	—	1,486,490,573	—	1,486,490,573
Beverages	—	141,110,538	—	141,110,538
Biotechnology	—	39,513,713	—	39,513,713
Chemicals	—	46,372,729	—	46,372,729
Commercial Services	—	12,960,339	—	12,960,339
Construction Materials	—	1,402,200	—	1,402,200
Distribution & Wholesale	—	1,448,501	—	1,448,501
Diversified Financial Services	—	191,868,170	—	191,868,170
Electric	—	170,815,830	—	170,815,830
Electrical Components & Equipment	—	3,442,745	—	3,442,745

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electronics	$—	$30,582,431	$—	$30,582,431
Engineering & Construction	—	2,318,478	—	2,318,478
Environmental Control	—	5,222,309	—	5,222,309
Food	—	75,918,022	—	75,918,022
Forest Products & Paper	—	4,507	—	4,507
Gas	—	16,305,739	—	16,305,739
Hand & Machine Tools	—	5,985,644	—	5,985,644
Health Care Products	—	55,997,951	—	55,997,951
Health Care Services	—	54,778,902	—	54,778,902
Holding Companies-Divers	—	1,590,893	—	1,590,893
Home Furnishings	—	1,643,358	—	1,643,358
Household Products	—	18,159,836	—	18,159,836
Household Products & Wares	—	13,366,600	—	13,366,600
Housewares	—	6,815,818	—	6,815,818
Insurance.	—	97,916,994	—	97,916,994
Internet	—	35,461,849	—	35,461,849
Investment Company Security	—	10,221	—	10,221
Iron/Steel	—	5,605,123	—	5,605,123
IT Services	—	127,743,006	—	127,743,006
Leisure Time	—	2,856,010	—	2,856,010
Lodging	—	7,537,610	—	7,537,610
Machinery, Construction & Mining	—	39,645,455	—	39,645,455
Machinery-Diversified	—	36,245,225	—	36,245,225
Media	—	83,964,865	—	83,964,865
Metal Fabricate & Hardware	—	3,786,420	—	3,786,420
Mining	—	27,910,984	—	27,910,984
Miscellaneous Manufacturer	—	60,352,358	—	60,352,358
Office & Business Equipment	—	13,788,237	—	13,788,237
Oil & Gas	—	282,283,362	—	282,283,362
Oil & Gas Services.	—	11,945,263	—	11,945,263
Pharmaceuticals	—	230,835,547	—	230,835,547
Pipelines	—	87,689,074	—	87,689,074
Real Estate	—	439,802	—	439,802
Real Estate Investment Trusts (REITS)	—	75,034,516	—	75,034,516
Retail	—	116,923,680	—	116,923,680
Savings & Loans	—	1,962,701	—	1,962,701
Semiconductors	—	31,548,401	—	31,548,401
Software	—	71,766,338	—	71,766,338
Telecommunications.	—	198,156,126	—	198,156,126
Tobacco	—	3,201,480	—	3,201,480
Toys/Games/Hobbies	—	495,822	—	495,822
Transportation	—	36,322,448	—	36,322,448
Trucking & Leasing	—	3,755,698	—	3,755,698
Water	—	111,494	—	111,494
U.S. Treasury Obligations	—	33,260,370	—	33,260,370
Short-Term Investments	48,331,538	—	—	48,331,538

TOTAL INVESTMENTS	$48,331,538	$4,394,019,102	$—	$4,442,350,640

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.4%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$150,000	$150,026
3.75%, 2/15/2023	300,000	297,586
4.00%, 3/15/2022	100,000	102,628
4.20%, 4/15/2024	418,000	424,153
Omnicom Group, Inc.:
3.60%, 4/15/2026	750,000	763,404
3.63%, 5/1/2022	534,000	555,230
3.65%, 11/1/2024	300,000	307,951
4.45%, 8/15/2020	300,000	325,935
WPP Finance 2010:
3.63%, 9/7/2022	159,000	162,834
3.75%, 9/19/2024	117,500	119,084
4.75%, 11/21/2021	1,225,000	1,341,604

		4,550,435

AEROSPACE & DEFENSE — 1.1%
Boeing Capital Corp.:
2.90%, 8/15/2018	50,000	51,927
4.70%, 10/27/2019	50,000	55,552
Boeing Co.: 0.95%, 5/15/2018	100,000	99,710
1.65%, 10/30/2020	504,000	502,738
2.20%, 10/30/2022	200,000	201,351
2.35%, 10/30/2021	150,000	153,501
2.50%, 3/1/2025	100,000	100,826
2.60%, 10/30/2025	250,000	253,447
4.88%, 2/15/2020	229,000	257,258
6.00%, 3/15/2019	150,000	170,068
7.95%, 8/15/2024	75,000	103,079
Exelis, Inc. 5.55%, 10/1/2021	375,000	417,383
General Dynamics Corp.:
1.00%, 11/15/2017	429,000	429,286
2.25%, 11/15/2022	275,000	274,880
3.88%, 7/15/2021	2,000	2,180
Harris Corp.:
2.00%, 4/27/2018	82,000	81,637
2.70%, 4/27/2020	50,000	50,081
3.83%, 4/27/2025	100,000	103,008
L-3 Communications Corp.:
1.50%, 5/28/2017	75,000	74,454
3.95%, 5/28/2024	9,000	8,615
4.75%, 7/15/2020	225,000	234,669
4.95%, 2/15/2021	175,000	184,164
5.20%, 10/15/2019	600,000	638,484
Lockheed Martin Corp.:
1.85%, 11/23/2018	436,000	440,411
2.50%, 11/23/2020	611,000	626,216
2.90%, 3/1/2025	350,000	354,459
3.10%, 1/15/2023	274,000	284,300
3.35%, 9/15/2021	250,000	264,875
3.55%, 1/15/2026	500,000	530,147
4.25%, 11/15/2019	195,000	212,497
Northrop Grumman Corp.:
1.75%, 6/1/2018	355,000	357,122
3.25%, 8/1/2023	305,000	318,485
3.50%, 3/15/2021	100,000	106,376
5.05%, 8/1/2019	300,000	331,445

Raytheon Co.:
2.50%, 12/15/2022 (a)	309,000	316,859
3.13%, 10/15/2020	200,000	212,335
3.15%, 12/15/2024 (a)	200,000	210,571
4.40%, 2/15/2020	100,000	110,642
6.40%, 12/15/2018	150,000	170,105
Rockwell Collins, Inc.:
3.10%, 11/15/2021	100,000	104,501
3.70%, 12/15/2023	350,000	373,638
Textron, Inc. 4.00%, 3/15/2026	650,000	665,041
United Technologies Corp.:
1.78%, 5/4/2018 (b)	350,000	350,427
1.80%, 6/1/2017	742,000	746,808
3.10%, 6/1/2022	1,216,000	1,283,302
4.50%, 4/15/2020	400,000	441,774
5.38%, 12/15/2017	320,000	342,830
6.13%, 2/1/2019	562,000	633,230

		14,236,694

AGRICULTURE — 0.9%
Altria Group, Inc.:
2.63%, 1/14/2020	300,000	308,967
2.85%, 8/9/2022	1,143,000	1,178,112
2.95%, 5/2/2023 (a)	250,000	258,347
4.00%, 1/31/2024	250,000	275,503
4.75%, 5/5/2021	400,000	451,841
9.25%, 8/6/2019	425,000	523,239
9.70%, 11/10/2018	319,000	382,573
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	151,000	167,644
5.45%, 3/15/2018	260,000	279,516
Bunge NA Finance L.P. 5.90%, 4/1/2017	75,000	77,929
Bunge, Ltd. Finance Corp.:
3.20%, 6/15/2017	274,000	277,111
3.50%, 11/24/2020	125,000	127,877
8.50%, 6/15/2019	150,000	173,701
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	485,000	486,245
1.25%, 8/11/2017	100,000	100,353
1.25%, 11/9/2017	300,000	301,151
1.38%, 2/25/2019	280,000	280,232
1.88%, 1/15/2019	237,000	240,486
1.88%, 2/25/2021 (a)	294,000	295,189
2.50%, 8/22/2022	185,000	189,884
2.63%, 3/6/2023	190,000	194,375
2.75%, 2/25/2026	250,000	253,954
2.90%, 11/15/2021	258,000	271,595
3.25%, 11/10/2024	181,000	193,568
3.38%, 8/11/2025 (a)	250,000	268,697
3.60%, 11/15/2023	402,000	438,516
4.13%, 5/17/2021	100,000	110,888
4.50%, 3/26/2020	300,000	332,156
5.65%, 5/16/2018	851,000	929,109
Reynolds American, Inc.:
2.30%, 6/12/2018	1,069,000	1,088,143
3.25%, 6/12/2020	739,000	772,141
4.00%, 6/12/2022	480,000	520,885
4.85%, 9/15/2023	300,000	337,596

		12,087,523

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	$420,078	$445,283
American Airlines 2015-1 Pass Through Trust, Class B 3.70%, 11/1/2024	47,954	45,556
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	72,052	81,238
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	93,834	96,649
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	179,394	184,328
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	138,610	158,709
Delta Air Lines 2010-2 Pass Through Trust, Class A Series 2A, 4.95%, 11/23/2020	87,351	91,719
Delta Air Lines 2012-1 Class A Pass Through Trust Series A, 4.75%, 11/7/2021	156,448	165,052
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	356,623
2.75%, 11/6/2019	50,000	51,411
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	69,656	71,397

		1,747,965

APPAREL — 0.1%
NIKE, Inc. 2.25%, 5/1/2023	26,000	26,191
Ralph Lauren Corp.:
2.13%, 9/26/2018 (a)	175,000	178,245
2.63%, 8/18/2020 (a)	200,000	205,480
VF Corp. 3.50%, 9/1/2021	225,000	240,840

		650,756

AUTO MANUFACTURERS — 2.8%
American Honda Finance Corp.:
2.13%, 10/10/2018	423,000	429,649
Series A, 2.15%, 3/13/2020 (a)	96,000	97,250
Series MTN, 0.95%, 5/5/2017	154,000	153,769
Series MTN, 1.20%, 7/14/2017	301,000	301,235
Series MTN, 1.50%, 3/13/2018	418,000	419,295
Series MTN, 1.55%, 12/11/2017	100,000	100,520
Series MTN, 1.60%, 7/13/2018	670,000	673,172
Series MTN, 1.70%, 2/22/2019	1,003,000	1,009,627
Series MTN, 2.25%, 8/15/2019	278,000	283,304
Ford Motor Co. 6.50%, 8/1/2018 (a)	300,000	327,820
Ford Motor Credit Co. LLC:
1.68%, 9/8/2017	300,000	298,081
1.72%, 12/6/2017	400,000	396,947
2.15%, 1/9/2018	300,000	299,512
2.24%, 6/15/2018	280,000	279,706
2.38%, 1/16/2018	500,000	501,185
2.38%, 3/12/2019	300,000	300,078
2.46%, 3/27/2020	200,000	198,886

2.55%, 10/5/2018	200,000	201,031
2.60%, 11/4/2019	250,000	250,692
2.88%, 10/1/2018	400,000	405,183
3.00%, 6/12/2017	575,000	582,522
3.16%, 8/4/2020	200,000	204,071
3.20%, 1/15/2021	543,000	554,911
3.22%, 1/9/2022	200,000	201,697
3.34%, 3/18/2021	1,150,000	1,185,002
3.66%, 9/8/2024	700,000	706,577
4.13%, 8/4/2025	402,000	417,786
4.38%, 8/6/2023 (a)	250,000	265,153
5.00%, 5/15/2018	3,010,000	3,171,650
5.75%, 2/1/2021	250,000	282,425
5.88%, 8/2/2021	1,150,000	1,314,480
6.63%, 8/15/2017	250,000	264,730
8.13%, 1/15/2020	453,000	540,790
Series MTN, 2.94%, 1/8/2019	250,000	253,842
General Motors Co. 3.50%, 10/2/2018	608,000	619,867
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	771,000	768,150
2.63%, 7/10/2017	35,000	35,103
3.00%, 9/25/2017	42,000	42,311
3.10%, 1/15/2019	350,000	353,581
3.20%, 7/13/2020	599,000	594,078
3.25%, 5/15/2018	242,000	245,461
3.45%, 4/10/2022	780,000	761,024
3.70%, 11/24/2020	1,800,000	1,818,300
4.00%, 1/15/2025	600,000	579,065
4.20%, 3/1/2021	363,000	373,382
4.30%, 7/13/2025	250,000	245,593
4.38%, 9/25/2021	450,000	464,791
4.75%, 8/15/2017	295,000	304,140
6.75%, 6/1/2018	2,000,000	2,155,400
PACCAR Financial Corp.:
1.40%, 5/18/2018	145,000	144,429
2.25%, 2/25/2021	20,000	20,040
Series MTN, 1.40%, 11/17/2017	200,000	199,876
Series MTN, 1.45%, 3/9/2018	365,000	364,039
Series MTN, 1.65%, 2/25/2019	125,000	125,297
Series MTN, 1.75%, 8/14/2018	100,000	100,258
Series MTN, 2.20%, 9/15/2019	100,000	100,946
Series MTN, 2.50%, 8/14/2020	110,000	111,794
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	390,000	391,848
Series GMTN, 2.80%, 7/13/2022	100,000	103,758
Series MTN, 1.13%, 5/16/2017	293,000	293,446
Series MTN, 1.25%, 10/5/2017	1,430,000	1,432,385
Series MTN, 1.38%, 1/10/2018 (a)	483,000	484,153
Series MTN, 1.45%, 1/12/2018	523,000	524,941
Series MTN, 1.70%, 2/19/2019	400,000	403,201
Series MTN, 1.75%, 5/22/2017	371,000	374,198
Series MTN, 2.00%, 10/24/2018	258,000	261,960
Series MTN, 2.10%, 1/17/2019	401,000	408,490
Series MTN, 2.13%, 7/18/2019	500,000	509,759
Series MTN, 2.15%, 3/12/2020 (a)	503,000	511,470
Series MTN, 2.63%, 1/10/2023	305,000	309,568
Series MTN, 2.75%, 5/17/2021	300,000	311,550
Series MTN, 3.30%, 1/12/2022	741,000	790,944

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.40%, 9/15/2021	$425,000	$455,447
Series MTN, 4.25%, 1/11/2021	350,000	387,271
Series MTN, 4.50%, 6/17/2020 (a)	175,000	194,023

		35,547,915

AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 4.63%, 9/15/2020	325,000	353,131
Delphi Automotive PLC:
3.15%, 11/19/2020	200,000	204,630
4.25%, 1/15/2026	300,000	311,082
Delphi Corp.:
4.15%, 3/15/2024	215,000	220,946
5.00%, 2/15/2023	335,000	346,725
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	119,834
3.63%, 7/2/2024	50,000	50,314
3.75%, 12/1/2021	12,000	12,473
4.25%, 3/1/2021	550,000	582,310
5.00%, 3/30/2020	150,000	162,652
Magna International, Inc.:
3.63%, 6/15/2024	325,000	327,034
4.15%, 10/1/2025	75,000	78,020

		2,769,151

BANKS — 25.0%
Abbey National Treasury Services PLC:
1.65%, 9/29/2017	200,000	200,034
2.35%, 9/10/2019	300,000	300,337
2.38%, 3/16/2020	527,000	526,365
2.50%, 3/14/2019	350,000	353,829
3.05%, 8/23/2018	442,000	453,960
4.00%, 3/13/2024	227,000	241,559
Series GMTN, 2.00%, 8/24/2018 (a)	233,000	233,878
American Express Bank FSB 6.00%, 9/13/2017	350,000	372,200
American Express Centurion Bank 6.00%, 9/13/2017	350,000	372,200
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	201,000	200,788
Series GMTN, 1.50%, 1/16/2018	250,000	249,741
Series MTN, 1.45%, 5/15/2018	250,000	248,762
Series MTN, 1.88%, 10/6/2017	250,000	251,629
Series MTN, 2.00%, 11/16/2018	350,000	351,888
Series MTN, 2.25%, 6/13/2019	331,000	334,415
Series MTN, 2.70%, 11/16/2020 (a)	258,000	262,990
Series MTN, 3.70%, 11/16/2025 (a)	350,000	370,824
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	550,000	554,503
Bancolombia SA 5.95%, 6/3/2021 (a)	350,000	377,160
Bank of America Corp.:
2.00%, 1/11/2018	1,770,000	1,775,580
4.10%, 7/24/2023	455,000	478,950
5.49%, 3/15/2019	100,000	107,975
5.63%, 7/1/2020	1,155,000	1,295,810
5.70%, 5/2/2017	310,000	322,638

5.70%, 1/24/2022	801,000	917,538
5.75%, 12/1/2017	703,000	746,119
5.88%, 1/5/2021	300,000	342,895
6.00%, 9/1/2017	500,000	527,151
6.50%, 7/15/2018	386,000	423,579
6.88%, 11/15/2018	356,000	398,282
7.63%, 6/1/2019	1,593,000	1,847,092
Series GMTN, 3.30%, 1/11/2023	920,000	928,112
Series GMTN, 4.45%, 3/3/2026	2,565,000	2,657,850
Series GMTN, 6.40%, 8/28/2017	898,000	954,674
Series L, 1.95%, 5/12/2018	445,000	445,379
Series L, 2.25%, 4/21/2020	700,000	695,507
Series L, 2.60%, 1/15/2019	1,217,000	1,236,506
Series L, 2.65%, 4/1/2019	1,203,000	1,222,997
Series L, 3.95%, 4/21/2025	500,000	496,083
Series MTN, 1.70%, 8/25/2017	580,000	579,132
Series MTN, 2.63%, 10/19/2020	1,236,000	1,242,759
Series MTN, 3.88%, 8/1/2025	1,677,000	1,741,010
Series MTN, 4.00%, 4/1/2024	884,000	925,046
Series MTN, 4.00%, 1/22/2025	950,000	946,189
Series MTN, 4.13%, 1/22/2024	748,000	788,353
Series MTN, 4.20%, 8/26/2024	2,060,000	2,091,449
Series MTN, 5.00%, 5/13/2021	550,000	609,313
Series MTN, 5.65%, 5/1/2018	1,320,000	1,415,892
Series MTN, 6.88%, 4/25/2018	2,330,000	2,556,887
Bank of America NA:
1.65%, 3/26/2018	866,000	864,848
1.75%, 6/5/2018	775,000	774,856
2.05%, 12/7/2018	750,000	753,737
6.10%, 6/15/2017	200,000	210,603
Bank of Montreal:
1.40%, 4/10/2018 (a)	261,000	260,438
Series MTN, 1.30%, 7/14/2017	540,000	540,421
Series MTN, 1.40%, 9/11/2017	135,000	135,408
Series MTN, 1.45%, 4/9/2018	732,000	731,152
Series MTN, 1.80%, 7/31/2018	253,000	254,218
Series MTN, 2.38%, 1/25/2019	467,000	475,814
Series MTN, 2.55%, 11/6/2022 (a)	395,000	398,387
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	136,000	135,542
1.97%, 6/20/2017 (b)	293,000	295,937
3.40%, 5/15/2024	170,000	177,495
3.55%, 9/23/2021	327,000	347,510
5.50%, 12/1/2017	300,000	317,686
Series 0012, 3.65%, 2/4/2024	525,000	556,532
Series G, 2.15%, 2/24/2020	306,000	308,160
Series G, 2.20%, 5/15/2019 (a)	300,000	304,820
Series G, 3.00%, 2/24/2025 (a)	250,000	253,216
Series MTN, 1.35%, 3/6/2018	76,000	75,729
Series MTN, 1.60%, 5/22/2018	311,000	311,198
Series MTN, 2.10%, 8/1/2018	399,000	403,499
Series MTN, 2.10%, 1/15/2019	406,000	410,645
Series MTN, 2.20%, 3/4/2019	200,000	202,949
Series MTN, 2.30%, 9/11/2019	200,000	203,342
Series MTN, 2.45%, 11/27/2020	1,250,000	1,272,426
Series MTN, 2.60%, 8/17/2020	978,000	1,001,747
Series MTN, 3.25%, 9/11/2024	250,000	256,756
Series MTN, 4.15%, 2/1/2021 (a)	250,000	272,748
Series MTN, 4.60%, 1/15/2020	39,000	42,716

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Bank of Nova Scotia:
1.25%, 4/11/2017	$154,000	$154,097
1.30%, 7/21/2017	200,000	200,029
1.38%, 12/18/2017 (a)	200,000	199,617
1.45%, 4/25/2018 (a)	670,000	668,121
1.70%, 6/11/2018	500,000	500,635
1.95%, 1/15/2019 (a)	1,650,000	1,658,227
2.05%, 10/30/2018	535,000	539,187
2.05%, 6/5/2019	206,000	207,164
2.35%, 10/21/2020	682,000	686,202
2.45%, 3/22/2021 (a)	2,600,000	2,623,487
2.80%, 7/21/2021	150,000	153,143
4.38%, 1/13/2021 (a)	200,000	218,150
4.50%, 12/16/2025 (a)	250,000	247,389
Barclays Bank PLC 5.14%, 10/14/2020	625,000	664,755
Barclays PLC:
2.00%, 3/16/2018	200,000	197,955
2.75%, 11/8/2019	500,000	497,687
2.88%, 6/8/2020	1,400,000	1,379,194
3.25%, 1/12/2021 (a)	1,300,000	1,296,709
3.65%, 3/16/2025	700,000	657,307
4.38%, 9/11/2024	400,000	374,181
4.38%, 1/12/2026	800,000	788,131
BB&T Corp.:
2.25%, 2/1/2019	9,000	9,156
4.90%, 6/30/2017	250,000	260,178
5.25%, 11/1/2019	255,000	278,287
6.85%, 4/30/2019	4,000	4,581
Series MTN, 1.45%, 1/12/2018 (a)	220,000	220,042
Series MTN, 1.60%, 8/15/2017 (a)	457,000	458,228
Series MTN, 2.05%, 6/19/2018	320,000	323,404
Series MTN, 2.45%, 1/15/2020	400,000	406,009
Series MTN, 2.63%, 6/29/2020	435,000	443,929
Series MTN, 3.95%, 3/22/2022	250,000	262,645
BNP Paribas SA:
2.38%, 5/21/2020	750,000	754,950
5.00%, 1/15/2021	1,254,000	1,400,206
Series MTN, 2.38%, 9/14/2017	896,000	906,726
Series MTN, 2.40%, 12/12/2018	760,000	771,172
Series MTN, 2.45%, 3/17/2019	159,000	161,664
Series MTN, 2.70%, 8/20/2018	697,000	710,950
Series MTN, 4.25%, 10/15/2024 (a)	715,000	723,475
BPCE SA:
2.50%, 12/10/2018	300,000	305,186
2.65%, 2/3/2021	500,000	505,054
4.00%, 4/15/2024	616,000	653,644
Series MTN, 1.61%, 7/25/2017	100,000	100,096
Series MTN, 1.63%, 1/26/2018	250,000	249,270
Series MTN, 2.25%, 1/27/2020 (a)	250,000	250,389
Series MTN, 2.50%, 7/15/2019	258,000	261,542
Branch Banking & Trust Co.:
1.35%, 10/1/2017	250,000	250,042
2.30%, 10/15/2018	150,000	152,489
2.85%, 4/1/2021	158,000	162,711
3.63%, 9/16/2025	515,000	537,537
Canadian Imperial Bank of Commerce
1.55%, 1/23/2018	289,000	289,204

Capital One Financial Corp.:
2.45%, 4/24/2019	398,000	398,392
3.20%, 2/5/2025	175,000	171,894
3.75%, 4/24/2024	300,000	307,623
4.20%, 10/29/2025	850,000	864,392
4.75%, 7/15/2021	450,000	489,219
6.75%, 9/15/2017	331,000	353,745
Capital One NA/Mclean:
1.50%, 9/5/2017	200,000	198,910
2.35%, 8/17/2018	250,000	250,899
2.40%, 9/5/2019	200,000	199,765
2.95%, 7/23/2021	400,000	401,791
Series BKNT, 1.65%, 2/5/2018	500,000	496,498
Citigroup, Inc.:
1.55%, 8/14/2017	509,000	508,734
1.70%, 4/27/2018	1,212,000	1,207,376
1.75%, 5/1/2018	629,000	627,227
1.80%, 2/5/2018	943,000	942,339
1.85%, 11/24/2017	735,000	735,964
2.05%, 12/7/2018	466,000	466,984
2.15%, 7/30/2018	672,000	675,218
2.40%, 2/18/2020	2,539,000	2,547,690
2.50%, 9/26/2018	877,000	888,471
2.50%, 7/29/2019	989,000	1,000,821
2.55%, 4/8/2019	1,100,000	1,115,517
2.65%, 10/26/2020	1,548,000	1,558,156
3.30%, 4/27/2025	481,000	480,469
3.38%, 3/1/2023	218,000	220,834
3.50%, 5/15/2023	750,000	750,731
3.70%, 1/12/2026	750,000	770,198
3.75%, 6/16/2024	663,000	685,049
3.88%, 10/25/2023	472,000	492,801
3.88%, 3/26/2025	200,000	195,410
4.00%, 8/5/2024	700,000	703,232
4.05%, 7/30/2022	425,000	441,657
4.40%, 6/10/2025	584,000	591,288
4.50%, 1/14/2022	900,000	980,823
4.60%, 3/9/2026	1,750,000	1,800,051
6.00%, 8/15/2017	11,000	11,633
6.13%, 11/21/2017	100,000	106,887
6.13%, 5/15/2018	25,000	27,111
8.50%, 5/22/2019	11,000	13,086
Citizens Bank NA/Providence:
2.30%, 12/3/2018	250,000	251,011
2.50%, 3/14/2019	250,000	252,106
Series MTN, 1.60%, 12/4/2017	100,000	99,526
Series MTN, 2.45%, 12/4/2019	100,000	99,769
Citizens Financial Group, Inc.:
4.30%, 12/3/2025	400,000	416,460
4.35%, 8/1/2025	250,000	260,951
City National Corp. 5.25%, 9/15/2020	250,000	279,856
Comerica Bank:
4.00%, 7/27/2025	250,000	251,267
5.20%, 8/22/2017	250,000	260,610
Commonwealth Bank of Australia:
1.40%, 9/8/2017	300,000	300,219
1.75%, 11/2/2018	445,000	444,233
1.90%, 9/18/2017	505,000	509,097

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.05%, 3/15/2019	$500,000	$503,643
2.25%, 3/13/2019	300,000	303,466
2.30%, 9/6/2019	250,000	252,592
2.50%, 9/20/2018 (a)	303,000	308,406
2.55%, 3/15/2021 (a)	400,000	406,783
Series GMTN, 1.63%, 3/12/2018	250,000	250,174
Series GMTN, 2.30%, 3/12/2020	250,000	251,628
Series GMTN, 2.40%, 11/2/2020	500,000	503,748
Compass Bank:
2.75%, 9/29/2019	300,000	296,395
3.88%, 4/10/2025	250,000	233,499
Series BKNT, 6.40%, 10/1/2017	125,000	131,116
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/2018	255,000	255,450
3.95%, 11/9/2022	358,000	365,574
Series MTN, 2.25%, 1/14/2020	550,000	553,441
Series MTN, 3.38%, 5/21/2025	400,000	409,199
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	700,000	709,170
2.50%, 1/19/2021	1,400,000	1,415,374
4.38%, 8/4/2025	508,000	522,147
4.50%, 1/11/2021 (a)	300,000	330,021
4.63%, 12/1/2023	500,000	524,340
Cooperative Rabobank UA 3.88%, 2/8/2022	1,738,000	1,861,748
Corpbanca SA:
3.13%, 1/15/2018	200,000	200,760
3.88%, 9/22/2019 (c)	400,000	408,000
Credit Suisse AG:
1.70%, 4/27/2018	1,500,000	1,495,792
1.75%, 1/29/2018	500,000	499,205
3.00%, 10/29/2021	458,000	467,283
5.30%, 8/13/2019	270,000	296,405
5.40%, 1/14/2020	550,000	596,742
6.00%, 2/15/2018	831,000	886,396
Series GMTN, 1.38%, 5/26/2017	750,000	746,049
Series GMTN, 2.30%, 5/28/2019	850,000	857,350
Series MTN, 3.63%, 9/9/2024	1,500,000	1,509,863
Series MTN, 4.38%, 8/5/2020	291,000	311,995
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	350,000	345,996
3.13%, 12/10/2020 (c)	890,000	890,671
3.75%, 3/26/2025	1,600,000	1,523,029
3.80%, 9/15/2022	750,000	747,569
Deutsche Bank AG:
1.35%, 5/30/2017	630,000	625,391
1.88%, 2/13/2018	556,000	549,811
2.50%, 2/13/2019	775,000	774,656
2.95%, 8/20/2020 (a)	400,000	397,436
3.13%, 1/13/2021	500,000	497,084
3.70%, 5/30/2024 (a)	558,000	550,855
6.00%, 9/1/2017	675,000	709,228
Series 1254, 4.10%, 1/13/2026	500,000	488,775
Discover Bank/Greenwood:
2.00%, 2/21/2018	100,000	99,469
2.60%, 11/13/2018	10,000	10,034
3.10%, 6/4/2020	750,000	755,539

3.20%, 8/9/2021	300,000	299,890
4.20%, 8/8/2023	300,000	309,880
Fifth Third Bancorp:
2.88%, 7/27/2020	903,000	916,278
3.50%, 3/15/2022	367,000	382,706
4.30%, 1/16/2024	150,000	157,174
4.50%, 6/1/2018	195,000	203,428
Fifth Third Bank:
1.35%, 6/1/2017	100,000	99,840
1.45%, 2/28/2018	250,000	248,651
2.30%, 3/15/2019	215,000	217,360
2.38%, 4/25/2019	206,000	208,313
2.88%, 10/1/2021	100,000	101,600
3.85%, 3/15/2026	500,000	513,915
Series MTN, 2.15%, 8/20/2018	470,000	473,287
First Horizon National Corp. 3.50%, 12/15/2020	163,000	162,240
Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	405,000	409,471
2.60%, 4/23/2020	300,000	302,640
2.63%, 1/31/2019	1,519,000	1,543,062
2.75%, 9/15/2020	500,000	507,080
2.88%, 2/25/2021 (a)	1,000,000	1,017,054
2.90%, 7/19/2018	927,000	946,733
3.50%, 1/23/2025	730,000	733,544
3.63%, 1/22/2023	755,000	777,546
3.75%, 5/22/2025	521,000	534,327
3.75%, 2/25/2026	290,000	296,756
4.00%, 3/3/2024	1,121,000	1,172,583
4.25%, 10/21/2025	500,000	506,503
5.25%, 7/27/2021	1,251,000	1,406,333
5.75%, 1/24/2022	1,341,000	1,545,074
5.95%, 1/18/2018	1,300,000	1,391,633
6.15%, 4/1/2018	2,174,000	2,348,311
6.25%, 9/1/2017	1,301,000	1,384,088
Series D, 6.00%, 6/15/2020	1,705,000	1,937,588
Series GLOB, 2.38%, 1/22/2018	799,000	806,867
Series GMTN, 5.38%, 3/15/2020	2,065,000	2,290,792
Series GMTN, 7.50%, 2/15/2019	1,369,000	1,571,249
Series MTN, 3.85%, 7/8/2024	622,000	642,205
HSBC Bank USA NA:
4.88%, 8/24/2020	308,000	330,212
6.00%, 8/9/2017	250,000	262,995
HSBC Holdings PLC:
3.40%, 3/8/2021	2,800,000	2,860,429
4.00%, 3/30/2022	529,000	551,723
4.25%, 3/14/2024	379,000	383,229
4.25%, 8/18/2025	600,000	591,578
4.30%, 3/8/2026 (a)	1,800,000	1,858,203
4.88%, 1/14/2022	458,000	499,295
5.10%, 4/5/2021	704,000	775,511
HSBC USA, Inc.:
1.30%, 6/23/2017 (a)	325,000	324,847
1.50%, 11/13/2017	100,000	99,938
1.63%, 1/16/2018	400,000	399,200
1.70%, 3/5/2018	511,000	509,665
2.00%, 8/7/2018	300,000	300,420
2.25%, 6/23/2019	403,000	402,176
2.35%, 3/5/2020	700,000	693,320

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.38%, 11/13/2019 (a)	$550,000	$553,024
2.63%, 9/24/2018	300,000	303,145
2.75%, 8/7/2020	600,000	601,042
3.50%, 6/23/2024 (a)	100,000	101,183
5.00%, 9/27/2020	200,000	214,017
Huntington Bancshares, Inc.:
2.60%, 8/2/2018 (a)	250,000	252,249
3.15%, 3/14/2021	900,000	915,197
7.00%, 12/15/2020	25,000	28,991
Huntington National Bank:
2.00%, 6/30/2018	200,000	199,655
2.20%, 11/6/2018	475,000	475,250
2.20%, 4/1/2019	150,000	149,716
2.40%, 4/1/2020	250,000	248,800
2.88%, 8/20/2020	250,000	252,506
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	400,000	409,295
5.25%, 1/12/2024	400,000	430,796
Series MTN, 3.88%, 1/15/2019	800,000	821,470
JPMorgan Chase & Co.:
1.63%, 5/15/2018	935,000	936,096
1.80%, 1/25/2018	484,000	486,430
1.85%, 3/22/2019	1,150,000	1,154,670
2.00%, 8/15/2017	1,211,000	1,221,851
2.20%, 10/22/2019	868,000	874,954
2.25%, 1/23/2020	1,294,000	1,302,913
2.35%, 1/28/2019	499,000	508,380
2.55%, 10/29/2020	736,000	744,854
2.55%, 3/1/2021	1,125,000	1,135,379
2.75%, 6/23/2020	1,180,000	1,207,120
3.13%, 1/23/2025	1,300,000	1,299,071
3.20%, 1/25/2023	1,528,000	1,557,650
3.25%, 9/23/2022	857,000	879,343
3.30%, 4/1/2026	1,000,000	1,012,187
3.38%, 5/1/2023 (a)	700,000	699,594
3.63%, 5/13/2024	694,000	721,775
3.88%, 2/1/2024	583,000	619,029
3.88%, 9/10/2024	1,223,000	1,248,708
3.90%, 7/15/2025	916,000	970,113
4.25%, 10/15/2020	1,336,000	1,444,252
4.35%, 8/15/2021	839,000	911,847
4.40%, 7/22/2020	704,000	764,081
4.50%, 1/24/2022	1,000,000	1,095,824
4.63%, 5/10/2021	801,000	881,852
4.95%, 3/25/2020	650,000	716,325
6.00%, 1/15/2018	1,723,000	1,851,729
6.13%, 6/27/2017	367,000	387,568
6.30%, 4/23/2019	1,205,000	1,359,410
Series H, 1.70%, 3/1/2018	1,047,000	1,050,426
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	500,000	527,742
6.00%, 10/1/2017	1,058,000	1,123,661
KeyBank NA:
1.65%, 2/1/2018	300,000	299,360
1.70%, 6/1/2018	200,000	199,413
2.25%, 3/16/2020	258,000	256,479
2.35%, 3/8/2019	380,000	383,386
2.50%, 12/15/2019	300,000	303,014
3.18%, 10/15/2027	250,000	254,232

KeyCorp.:
Series MTN, 2.30%, 12/13/2018	320,000	320,497
Series MTN, 2.90%, 9/15/2020	408,000	411,282
Series MTN, 5.10%, 3/24/2021	755,000	829,418
Lloyds Bank PLC:
1.75%, 3/16/2018	200,000	199,661
1.75%, 5/14/2018	350,000	349,358
2.00%, 8/17/2018	340,000	340,482
2.05%, 1/22/2019	370,000	369,839
2.30%, 11/27/2018	200,000	201,602
2.35%, 9/5/2019	600,000	605,614
2.40%, 3/17/2020	106,000	106,051
2.70%, 8/17/2020	525,000	530,694
3.50%, 5/14/2025	250,000	257,604
6.38%, 1/21/2021	400,000	469,224
Lloyds Banking Group PLC:
4.50%, 11/4/2024 (a)	400,000	401,855
4.58%, 12/10/2025 (c)	743,000	728,601
4.65%, 3/24/2026	500,000	496,294
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	140,000	139,929
2.10%, 2/6/2020	500,000	498,032
2.25%, 7/25/2019	100,000	100,730
2.30%, 1/30/2019	300,000	303,070
2.90%, 2/6/2025	125,000	123,244
Series BKNT, 1.45%, 3/7/2018	250,000	248,540
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 3/1/2021	1,265,000	1,290,170
3.85%, 3/1/2026	1,225,000	1,273,775
Morgan Stanley:
1.88%, 1/5/2018	1,308,000	1,310,621
2.13%, 4/25/2018	939,000	944,239
2.50%, 1/24/2019	695,000	704,918
2.65%, 1/27/2020	1,282,000	1,300,332
2.80%, 6/16/2020	923,000	940,389
3.75%, 2/25/2023	1,511,000	1,570,224
4.88%, 11/1/2022	764,000	822,620
5.75%, 1/25/2021	925,000	1,057,114
Series F, 3.88%, 4/29/2024	881,000	918,936
Series GMTN, 2.38%, 7/23/2019	1,143,000	1,152,416
Series GMTN, 2.45%, 2/1/2019	730,000	738,881
Series GMTN, 3.70%, 10/23/2024	1,212,000	1,244,785
Series GMTN, 3.88%, 1/27/2026	535,000	555,870
Series GMTN, 4.00%, 7/23/2025	1,390,000	1,452,193
Series GMTN, 5.50%, 1/26/2020	153,000	170,165
Series GMTN, 5.50%, 7/24/2020	400,000	449,519
Series GMTN, 5.50%, 7/28/2021	1,204,000	1,369,672
Series GMTN, 6.63%, 4/1/2018	2,018,000	2,201,824
Series GMTN, 7.30%, 5/13/2019	1,100,000	1,267,493
Series MTN, 2.20%, 12/7/2018	47,000	47,258
Series MTN, 4.10%, 5/22/2023	586,000	599,315
Series MTN, 5.55%, 4/27/2017	600,000	626,148
Series MTN, 5.63%, 9/23/2019	951,000	1,056,585
Series MTN, 5.95%, 12/28/2017	600,000	641,540
Series MTN, 6.25%, 8/28/2017	700,000	743,938
MUFG Union Bank NA:
2.13%, 6/16/2017	150,000	151,138
2.25%, 5/6/2019	10,000	10,019
2.63%, 9/26/2018	500,000	507,201

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

National Australia Bank, Ltd.:
2.30%, 7/25/2018	$300,000	$304,012
3.00%, 1/20/2023 (a)	300,000	303,984
3.38%, 1/14/2026 (a)	250,000	258,666
Series GMTN, 2.00%, 1/14/2019	250,000	251,380
Series GMTN, 1.88%, 7/23/2018	250,000	250,938
Series GMTN, 2.63%, 7/23/2020 (a)	850,000	865,225
Series GMTN, 2.63%, 1/14/2021	250,000	254,148
National Bank of Canada 2.10%, 12/14/2018	850,000	854,709
National City Corp.
6.88%, 5/15/2019	100,000	113,491
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	31,940
3.38%, 8/23/2021	150,000	159,255
3.45%, 11/4/2020	100,000	106,525
PNC Bank NA:
1.50%, 2/23/2018	100,000	100,110
1.80%, 11/5/2018	650,000	653,057
1.85%, 7/20/2018	357,000	359,339
1.95%, 3/4/2019	1,250,000	1,263,279
2.20%, 1/28/2019	150,000	152,343
2.25%, 7/2/2019	250,000	253,793
2.30%, 6/1/2020	200,000	201,973
2.40%, 10/18/2019	200,000	203,637
2.45%, 11/5/2020	650,000	658,710
2.60%, 7/21/2020	250,000	255,258
2.70%, 11/1/2022	1,050,000	1,043,279
2.95%, 1/30/2023	200,000	199,578
2.95%, 2/23/2025	250,000	251,275
3.30%, 10/30/2024	200,000	206,994
3.80%, 7/25/2023	250,000	263,181
6.00%, 12/7/2017	100,000	106,778
6.88%, 4/1/2018	500,000	546,643
Series MTN, 1.60%, 6/1/2018	418,000	418,783
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (b)	33,000	33,192
3.90%, 4/29/2024	250,000	260,751
PNC Funding Corp.:
3.30%, 3/8/2022	451,000	470,341
4.38%, 8/11/2020	363,000	396,333
5.13%, 2/8/2020	195,000	216,282
6.70%, 6/10/2019	261,000	299,473
Regions Bank:
2.25%, 9/14/2018	250,000	249,771
7.50%, 5/15/2018	100,000	110,140
Regions Financial Corp.:
2.00%, 5/15/2018	453,000	450,304
3.20%, 2/8/2021 (a)	454,000	455,855
Royal Bank of Canada:
2.00%, 12/10/2018	585,000	589,002
2.50%, 1/19/2021	250,000	253,887
Series GMTN, 1.25%, 6/16/2017	472,000	471,499
Series GMTN, 1.40%, 10/13/2017	250,000	249,855
Series GMTN, 1.80%, 7/30/2018 (a)	400,000	401,287

Series GMTN, 2.15%, 3/15/2019 (a)	259,000	261,854
Series GMTN, 2.15%, 3/6/2020	250,000	251,344
Series GMTN, 2.20%, 7/27/2018	1,489,000	1,507,283
Series MTN, 1.50%, 1/16/2018	515,000	514,649
Series MTN, 2.35%, 10/30/2020 (a)	544,000	549,740
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	1,500,000	1,504,965
6.40%, 10/21/2019	500,000	561,124
Santander Bank NA 2.00%, 1/12/2018	200,000	198,306
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	600,000	589,650
3.45%, 8/27/2018	27,000	27,429
4.50%, 7/17/2025	900,000	917,821
Santander Issuances SAU 5.18%, 11/19/2025	700,000	669,006
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	500,000	497,845
3.13%, 1/8/2021	750,000	754,882
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021 (a)	500,000	507,404
Societe Generale SA:
2.63%, 10/1/2018	260,000	264,975
2.75%, 10/12/2017	667,000	678,160
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (a)	250,000	248,948
1.75%, 1/16/2018	200,000	200,039
1.80%, 7/18/2017	250,000	250,835
2.05%, 1/18/2019	250,000	250,772
2.45%, 1/10/2019	158,000	160,269
2.45%, 1/16/2020	550,000	555,829
2.50%, 7/19/2018	200,000	203,055
2.93%, 3/9/2021	750,000	765,485
3.00%, 1/18/2023 (a)	250,000	253,938
3.20%, 7/18/2022	250,000	255,629
3.78%, 3/9/2026	750,000	776,414
3.95%, 1/10/2024	300,000	321,906
Series GMTN, 1.35%, 7/11/2017	450,000	448,929
Series GMTN, 1.95%, 7/23/2018	250,000	250,513
Series GMTN, 2.25%, 7/11/2019	250,000	251,688
Series GMTN, 2.45%, 10/20/2020	258,000	260,142
Series GMTN, 2.65%, 7/23/2020	750,000	760,487
Series GMTN, 3.40%, 7/11/2024	200,000	206,800
Series GMTN, 3.65%, 7/23/2025	250,000	263,441
SunTrust Bank 2.75%, 5/1/2023	250,000	244,720
SunTrust Banks, Inc.:
2.35%, 11/1/2018	329,000	331,086
2.50%, 5/1/2019	443,000	446,637
2.90%, 3/3/2021 (a)	577,000	586,746
6.00%, 9/11/2017 (a)	300,000	317,934
7.25%, 3/15/2018	150,000	163,248
SVB Financial Group 3.50%, 1/29/2025	150,000	149,611
Svenska Handelsbanken AB:
2.40%, 10/1/2020	100,000	100,823
2.45%, 3/30/2021	915,000	923,736
2.50%, 1/25/2019 (a)	400,000	409,142

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.88%, 4/4/2017	$400,000	$406,540
Series MTN, 1.63%, 3/21/2018	208,000	208,348
Series MTN, 2.25%, 6/17/2019	450,000	456,065
Toronto-Dominion Bank:
2.13%, 7/2/2019	300,000	303,485
Series GMTN, 1.13%, 5/2/2017	123,000	122,916
Series GMTN, 1.75%, 7/23/2018 (a)	419,000	420,053
Series GMTN, 2.50%, 12/14/2020 (a)	988,000	1,007,511
Series MTN, 1.40%, 4/30/2018	869,000	866,544
Series MTN, 1.63%, 3/13/2018	378,000	378,988
Series MTN, 1.95%, 1/22/2019 (a)	500,000	504,018
Series MTN, 2.13%, 4/7/2021	850,000	848,555
Series MTN, 2.25%, 11/5/2019	577,000	584,873
Series MTN, 2.63%, 9/10/2018	752,000	769,684
UBS AG:
1.38%, 6/1/2017	250,000	249,816
5.75%, 4/25/2018	200,000	216,641
5.88%, 12/20/2017	300,000	322,517
Series GMTN, 1.38%, 8/14/2017	300,000	299,742
Series GMTN, 1.80%, 3/26/2018	808,000	812,119
Series GMTN, 2.35%, 3/26/2020	250,000	251,357
Series GMTN, 2.38%, 8/14/2019	1,650,000	1,671,900
US Bancorp:
Series MTN, 1.65%, 5/15/2017	977,000	982,147
Series MTN, 1.95%, 11/15/2018	397,000	401,251
Series MTN, 2.20%, 4/25/2019	906,000	921,892
Series MTN, 2.35%, 1/29/2021	600,000	608,722
Series MTN, 2.95%, 7/15/2022	208,000	210,867
Series MTN, 3.00%, 3/15/2022	344,000	356,066
Series MTN, 3.60%, 9/11/2024	200,000	208,305
Series MTN, 3.70%, 1/30/2024	250,000	270,379
Series MTN, 4.13%, 5/24/2021	375,000	410,203
US Bank NA:
1.35%, 1/26/2018	250,000	250,392
2.13%, 10/28/2019	350,000	354,955
2.80%, 1/27/2025	250,000	252,828
Series BKNT, 1.38%, 9/11/2017	250,000	250,527
Series MTN, 1.45%, 1/29/2018	500,000	501,647
Wachovia Corp.:
5.75%, 6/15/2017	1,244,000	1,308,616
Series MTN, 5.75%, 2/1/2018	1,193,000	1,283,457
Wells Fargo & Co.:
1.50%, 1/16/2018	1,131,000	1,135,220
2.13%, 4/22/2019	350,000	354,983
2.15%, 1/15/2019 (a)	541,000	550,332
2.50%, 3/4/2021	1,150,000	1,164,023
4.13%, 8/15/2023	237,000	251,545
4.48%, 1/16/2024	403,000	435,882
5.63%, 12/11/2017	821,000	876,884
Series GMTN, 2.60%, 7/22/2020	1,006,000	1,028,398
Series M, 3.45%, 2/13/2023	407,000	416,145
Series MTN, 1.15%, 6/2/2017	354,000	353,637
Series MTN, 1.40%, 9/8/2017	592,000	592,348
Series MTN, 2.10%, 5/8/2017	811,000	819,072
Series MTN, 2.55%, 12/7/2020	880,000	894,134
Series MTN, 3.00%, 1/22/2021	529,000	546,805
Series MTN, 3.00%, 2/19/2025 (a)	751,000	754,839

Series MTN, 3.30%, 9/9/2024	1,436,000	1,480,449
Series MTN, 3.50%, 3/8/2022	957,000	1,013,442
Series MTN, 3.55%, 9/29/2025 (a)	1,303,000	1,363,588
Series MTN, 4.60%, 4/1/2021	1,203,000	1,335,568
Series N, 2.15%, 1/30/2020	660,000	665,403
Wells Fargo Bank NA:
1.65%, 1/22/2018	1,050,000	1,057,701
6.00%, 11/15/2017	335,000	358,849
Westpac Banking Corp.:
1.20%, 5/19/2017	1,022,000	1,021,557
1.50%, 12/1/2017	250,000	250,663
1.55%, 5/25/2018	350,000	349,347
1.95%, 11/23/2018	500,000	501,816
2.00%, 8/14/2017	364,000	367,255
2.25%, 7/30/2018	250,000	253,078
2.25%, 1/17/2019	202,000	204,267
2.30%, 5/26/2020 (a)	201,000	202,134
2.60%, 11/23/2020	1,000,000	1,018,133
4.88%, 11/19/2019	703,000	769,189
Series GMTN, 1.60%, 1/12/2018	710,000	710,761

		322,475,346

BEVERAGES — 3.2%
Anheuser-Busch Cos. LLC 5.50%, 1/15/2018	30,000	32,260
Anheuser-Busch InBev Finance, Inc.:
1.25%, 1/17/2018	755,000	757,160
1.90%, 2/1/2019	1,650,000	1,672,566
2.15%, 2/1/2019	643,000	655,884
2.63%, 1/17/2023	525,000	527,302
2.65%, 2/1/2021	4,068,000	4,178,467
3.30%, 2/1/2023	2,000,000	2,081,392
3.65%, 2/1/2026	4,900,000	5,149,340
3.70%, 2/1/2024	320,000	340,958
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	496,000	497,813
2.50%, 7/15/2022	796,000	800,284
5.00%, 4/15/2020	500,000	554,698
5.38%, 1/15/2020	865,000	972,437
6.88%, 11/15/2019	276,000	324,201
7.75%, 1/15/2019	700,000	815,985
Beam Suntory, Inc.:
1.75%, 6/15/2018	50,000	49,424
1.88%, 5/15/2017	300,000	300,784
3.25%, 5/15/2022	250,000	249,211
Bottling Group LLC 5.13%, 1/15/2019	500,000	552,995
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	14,782
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	175,000	182,684
Coca-Cola Co.:
0.88%, 10/27/2017	171,000	171,231
1.15%, 4/1/2018	418,000	420,163
1.65%, 3/14/2018	270,000	273,972
1.65%, 11/1/2018 (a)	508,000	517,204
1.88%, 10/27/2020	1,100,000	1,117,818
2.45%, 11/1/2020 (a)	750,000	782,901

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.50%, 4/1/2023	$103,000	$105,439
2.88%, 10/27/2025	1,260,000	1,303,909
3.15%, 11/15/2020	270,000	289,358
3.20%, 11/1/2023	50,000	53,532
3.30%, 9/1/2021	403,000	434,343
Coca-Cola Enterprises, Inc.:
3.50%, 9/15/2020	250,000	262,017
4.50%, 9/1/2021	225,000	246,037
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	450,000	455,869
3.88%, 11/26/2023	200,000	208,210
Diageo Capital PLC:
1.13%, 4/29/2018	261,000	260,128
1.50%, 5/11/2017	853,000	856,865
2.63%, 4/29/2023	282,000	285,549
4.83%, 7/15/2020	475,000	536,049
5.75%, 10/23/2017	625,000	668,458
Diageo Investment Corp. 2.88%, 5/11/2022	173,000	180,074
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	194,000	192,825
2.60%, 1/15/2019	200,000	203,971
3.20%, 11/15/2021	200,000	206,927
3.40%, 11/15/2025	250,000	258,449
6.82%, 5/1/2018	320,000	353,819
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	241,253
Molson Coors Brewing Co.:
2.00%, 5/1/2017	300,000	301,481
3.50%, 5/1/2022	129,000	132,799
PepsiCo, Inc.:
1.13%, 7/17/2017	325,000	325,987
1.25%, 8/13/2017	289,000	290,809
1.25%, 4/30/2018	118,000	118,561
1.50%, 2/22/2019	1,275,000	1,289,632
1.85%, 4/30/2020	100,000	101,287
2.15%, 10/14/2020	100,000	102,412
2.25%, 1/7/2019	282,000	289,677
2.75%, 3/5/2022	341,000	357,039
2.75%, 3/1/2023	154,000	159,566
2.75%, 4/30/2025	150,000	153,387
2.85%, 2/24/2026	300,000	307,294
3.00%, 8/25/2021 (a)	370,000	392,610
3.10%, 7/17/2022	100,000	106,570
3.13%, 11/1/2020	1,800,000	1,916,151
3.50%, 7/17/2025	150,000	162,910
3.60%, 3/1/2024	544,000	594,894
4.50%, 1/15/2020	400,000	444,703
5.00%, 6/1/2018	1,111,000	1,203,044
7.90%, 11/1/2018	771,000	897,951
Series 1, 1.00%, 10/13/2017	290,000	290,492

		41,536,253

BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.25%, 5/22/2017	267,000	267,336
2.13%, 5/15/2017	459,000	464,033
2.13%, 5/1/2020	333,000	335,784
2.20%, 5/22/2019	673,000	686,712

2.70%, 5/1/2022	126,000	128,026
3.13%, 5/1/2025	350,000	354,626
3.45%, 10/1/2020	200,000	211,916
3.63%, 5/15/2022	180,000	191,940
3.63%, 5/22/2024	392,000	412,938
3.88%, 11/15/2021	550,000	596,239
4.10%, 6/15/2021	500,000	544,200
5.70%, 2/1/2019	1,475,000	1,643,327
5.85%, 6/1/2017	323,000	340,582
6.15%, 6/1/2018	177,000	194,324
Biogen, Inc.:
2.90%, 9/15/2020	450,000	462,198
3.63%, 9/15/2022	200,000	210,806
4.05%, 9/15/2025 (a)	535,000	571,728
6.88%, 3/1/2018	627,000	686,817
Celgene Corp.:
1.90%, 8/15/2017	468,000	470,922
2.13%, 8/15/2018	381,000	384,850
2.25%, 5/15/2019	325,000	328,769
2.88%, 8/15/2020	250,000	256,395
3.25%, 8/15/2022	501,000	515,335
3.55%, 8/15/2022	450,000	470,715
3.63%, 5/15/2024	499,000	515,977
3.88%, 8/15/2025 (a)	850,000	889,324
3.95%, 10/15/2020	200,000	214,082
4.00%, 8/15/2023	100,000	106,472
Gilead Sciences, Inc.:
1.85%, 9/4/2018	242,000	245,234
2.05%, 4/1/2019	450,000	457,691
2.35%, 2/1/2020	507,000	518,663
2.55%, 9/1/2020	700,000	720,475
3.25%, 9/1/2022	350,000	368,068
3.50%, 2/1/2025	503,000	530,328
3.65%, 3/1/2026	200,000	212,499
3.70%, 4/1/2024	613,000	656,334
4.40%, 12/1/2021	500,000	557,045
4.50%, 4/1/2021	175,000	194,258

		16,916,968

CHEMICALS — 1.8%
Agrium, Inc.:
3.15%, 10/1/2022	224,000	218,751
3.38%, 3/15/2025	150,000	144,270
3.50%, 6/1/2023	250,000	247,895
6.75%, 1/15/2019	3,000	3,319
Air Products & Chemicals, Inc.:
3.00%, 11/3/2021	50,000	51,940
3.35%, 7/31/2024	500,000	519,250
4.38%, 8/21/2019	100,000	108,373
Airgas, Inc.:
1.65%, 2/15/2018	250,000	249,136
2.38%, 2/15/2020	150,000	150,368
3.05%, 8/1/2020	100,000	102,175
3.65%, 7/15/2024	300,000	304,517
Albemarle Corp.:
3.00%, 12/1/2019	100,000	99,944
4.15%, 12/1/2024	100,000	99,391
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	94,250

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CF Industries, Inc.:
3.45%, 6/1/2023 (a)	$650,000	$624,594
6.88%, 5/1/2018	120,000	130,236
7.13%, 5/1/2020	350,000	397,773
Cytec Industries, Inc.:
3.50%, 4/1/2023	100,000	95,593
3.95%, 5/1/2025	100,000	96,049
Dow Chemical Co.:
3.00%, 11/15/2022	656,000	665,261
3.50%, 10/1/2024 (a)	283,000	291,104
4.13%, 11/15/2021	250,000	272,183
4.25%, 11/15/2020	240,000	259,810
5.70%, 5/15/2018	50,000	53,674
8.55%, 5/15/2019	1,100,000	1,309,032
Eastman Chemical Co.:
2.40%, 6/1/2017	595,000	600,209
2.70%, 1/15/2020	550,000	558,611
3.60%, 8/15/2022	465,000	481,635
5.50%, 11/15/2019	55,000	60,949
Ecolab, Inc.:
1.45%, 12/8/2017	155,000	154,644
1.55%, 1/12/2018	3,000	3,001
2.00%, 1/14/2019	775,000	778,857
3.25%, 1/14/2023	600,000	615,463
4.35%, 12/8/2021	425,000	466,257
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	750,000	753,070
3.63%, 1/15/2021	250,000	266,021
4.25%, 4/1/2021	50,000	54,563
4.63%, 1/15/2020	250,000	272,802
5.75%, 3/15/2019	50,000	55,559
6.00%, 7/15/2018	695,000	764,458
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	49,580
Lubrizol Corp. 8.88%, 2/1/2019	151,000	179,609
LYB International Finance B.V. 4.00%, 7/15/2023	884,000	925,284
LyondellBasell Industries NV:
5.00%, 4/15/2019	1,200,000	1,278,173
6.00%, 11/15/2021	300,000	343,481
Methanex Corp.:
3.25%, 12/15/2019	100,000	93,609
5.25%, 3/1/2022	930,000	856,127
Monsanto Co.:
1.15%, 6/30/2017	280,000	278,660
2.13%, 7/15/2019	463,000	465,333
2.20%, 7/15/2022	150,000	145,204
2.75%, 7/15/2021	175,000	177,961
2.85%, 4/15/2025	715,000	690,896
3.38%, 7/15/2024 (a)	281,000	283,387
Mosaic Co. 3.75%, 11/15/2021	150,000	155,115
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,155
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	47,771
3.25%, 12/1/2017	5,000	5,095
3.63%, 3/15/2024 (a)	403,000	404,112
4.88%, 3/30/2020 (a)	150,000	161,947
6.50%, 5/15/2019	150,000	167,833

PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	201,591
3.60%, 11/15/2020	200,000	209,481
Praxair, Inc.:
1.05%, 11/7/2017	100,000	99,734
1.25%, 11/7/2018	250,000	249,055
2.20%, 8/15/2022 (a)	195,000	193,768
2.25%, 9/24/2020	100,000	101,466
2.45%, 2/15/2022	350,000	354,475
2.65%, 2/5/2025	115,000	116,025
2.70%, 2/21/2023	150,000	152,895
3.00%, 9/1/2021	3,000	3,144
3.20%, 1/30/2026 (a)	450,000	474,175
4.05%, 3/15/2021	100,000	109,492
4.50%, 8/15/2019	334,000	363,765
Rohm & Haas Co. 6.00%, 9/15/2017	300,000	317,179
RPM International, Inc. 6.13%, 10/15/2019	300,000	331,084
Sherwin-Williams Co. 1.35%, 12/15/2017	256,000	255,404
Syngenta Finance NV 3.13%, 3/28/2022	5,000	4,978
Valspar Corp.:
3.30%, 2/1/2025	200,000	195,726
4.20%, 1/15/2022	90,000	94,502
Westlake Chemical Corp. 3.60%, 7/15/2022 (a)	29,000	28,746

		23,092,004

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	412,000	422,441
3.38%, 9/15/2025	627,000	672,728
Block Financial LLC:
4.13%, 10/1/2020	100,000	103,131
5.50%, 11/1/2022	414,000	445,905
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	276,257
Catholic Health Initiatives 2.95%, 11/1/2022	360,000	361,992
Cornell University 5.45%, 2/1/2019	125,000	139,324
Emory University 5.63%, 9/1/2019	190,000	216,923
Equifax, Inc. 3.30%, 12/15/2022	309,000	318,860
MasterCard, Inc. 3.38%, 4/1/2024	446,000	474,672
Moody’s Corp.:
2.75%, 7/15/2019 (a)	300,000	307,274
4.50%, 9/1/2022	257,000	280,723
4.88%, 2/15/2024	250,000	274,860
Princeton University 4.95%, 3/1/2019	227,000	250,872
Total System Services, Inc.:
2.38%, 6/1/2018	277,000	275,469
3.75%, 6/1/2023	15,000	14,600
3.80%, 4/1/2021	225,000	232,786
4.80%, 4/1/2026 (a)	500,000	515,561
Vanderbilt University 5.25%, 4/1/2019	100,000	111,536

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Verisk Analytics, Inc.:
4.00%, 6/15/2025	$150,000	$151,871
4.13%, 9/12/2022 (a)	100,000	103,537
5.80%, 5/1/2021	100,000	111,822
Western Union Co.:
2.88%, 12/10/2017	50,000	50,525
3.65%, 8/22/2018	426,000	434,923
5.25%, 4/1/2020	460,000	489,734
Yale University
Series MTN, 2.09%, 4/15/2019	100,000	102,438

		7,140,764

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc.:
5.75%, 1/15/2021	150,000	169,287
8.13%, 7/15/2018	455,000	513,868
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	100,745
4.00%, 6/15/2025	100,000	101,475
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	56,018
Owens Corning:
4.20%, 12/15/2022	309,000	316,781
4.20%, 12/1/2024	150,000	149,303

		1,407,477

DISTRIBUTION & WHOLESALE — 0.0% (d)
Ingram Micro, Inc.:
4.95%, 12/15/2024	225,000	218,431
5.00%, 8/10/2022	200,000	196,710

		415,141

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	74,000	71,790
4.25%, 2/15/2024	100,000	102,458
Air Lease Corp.:
2.13%, 1/15/2018	227,000	224,191
2.63%, 9/4/2018	300,000	296,427
3.38%, 1/15/2019 (a)	410,000	411,674
3.75%, 2/1/2022	146,000	145,579
3.88%, 4/1/2021	53,000	53,636
4.25%, 9/15/2024	125,000	122,527
4.75%, 3/1/2020	351,000	366,175
5.63%, 4/1/2017	187,000	191,915
American Express Co.:
1.55%, 5/22/2018	331,000	329,693
2.65%, 12/2/2022	448,000	445,902
3.63%, 12/5/2024	315,000	313,619
6.15%, 8/28/2017	804,000	854,864
7.00%, 3/19/2018	897,000	984,189
8.13%, 5/20/2019	305,000	359,607
American Express Credit Corp.:
2.13%, 7/27/2018	321,000	324,689
2.13%, 3/18/2019	1,147,000	1,158,849
Series F, 2.60%, 9/14/2020	553,000	563,166
Series GMTN, 2.25%, 8/15/2019	461,000	466,157
Series MTN, 1.13%, 6/5/2017	1,102,000	1,099,898
Series MTN, 1.55%, 9/22/2017	531,000	532,248

Series MTN, 1.80%, 7/31/2018	450,000	451,795
Series MTN, 1.88%, 11/5/2018	135,000	135,584
Series MTN, 2.38%, 5/26/2020	303,000	306,503
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	503,000	533,778
5.30%, 3/15/2020	350,000	390,787
7.30%, 6/28/2019	300,000	348,466
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	294,000	311,817
6.40%, 10/2/2017	700,000	748,954
7.25%, 2/1/2018	1,461,000	1,602,842
BlackRock, Inc.:
3.38%, 6/1/2022 (a)	102,000	108,227
3.50%, 3/18/2024 (a)	366,000	383,267
4.25%, 5/24/2021	213,000	235,151
6.25%, 9/15/2017	536,000	575,436
Series 2, 5.00%, 12/10/2019	187,000	208,875
Capital One Bank USA NA:
1.30%, 6/5/2017	200,000	199,213
2.15%, 11/21/2018	200,000	199,547
2.25%, 2/13/2019	300,000	299,701
2.30%, 6/5/2019 (a)	200,000	199,597
3.38%, 2/15/2023	500,000	502,767
8.80%, 7/15/2019	895,000	1,065,165
Charles Schwab Corp.:
1.50%, 3/10/2018	150,000	150,306
2.20%, 7/25/2018	50,000	50,613
3.00%, 3/10/2025	160,000	160,807
3.45%, 2/13/2026	60,000	62,323
4.45%, 7/22/2020	665,000	728,834
CME Group, Inc.:
3.00%, 9/15/2022	407,000	421,349
3.00%, 3/15/2025	780,000	788,735
Discover Financial Services:
3.75%, 3/4/2025	40,000	38,717
3.85%, 11/21/2022	387,000	382,365
3.95%, 11/6/2024	220,000	217,874
5.20%, 4/27/2022	475,000	505,263
6.45%, 6/12/2017	90,000	94,285
Eaton Vance Corp. 6.50%, 10/2/2017	80,000	85,503
Franklin Resources, Inc.:
1.38%, 9/15/2017	100,000	100,268
2.80%, 9/15/2022	300,000	303,419
2.85%, 3/30/2025 (a)	130,000	128,129
GE Capital International Funding Co.:
2.34%, 11/15/2020 (c)	6,021,000	6,163,169
3.37%, 11/15/2025 (c)	1,000,000	1,066,815
General Electric Capital Corp.:
Series GMTN, 3.15%, 9/7/2022	274,000	291,958
Series GMTN, 6.00%, 8/7/2019	916,000	1,056,154
General Electric Co.:
2.20%, 1/9/2020	1,120,000	1,149,779
3.45%, 5/15/2024	48,000	51,830
4.65%, 10/17/2021	248,000	282,928
Series GMTN, 1.25%, 5/15/2017	42,000	42,177
Series GMTN, 2.30%, 1/14/2019 (a)	88,000	90,973
Series GMTN, 3.10%, 1/9/2023	200,000	211,471

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 4.63%, 1/7/2021	$192,000	$216,600
Series GMTN, 5.63%, 9/15/2017	174,000	185,892
Series GMTN, 5.63%, 5/1/2018	556,000	609,630
Series MTN, 2.30%, 4/27/2017	198,000	200,976
HSBC Finance Corp. 6.68%, 1/15/2021	1,608,000	1,842,183
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	301,000	305,018
2.75%, 12/1/2020	445,000	454,499
3.75%, 12/1/2025	575,000	586,257
4.00%, 10/15/2023	200,000	208,813
International Lease Finance Corp.
7.13%, 9/1/2018 (c)	590,000	642,362
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	226,259
3.75%, 1/15/2026	3,000	3,103
4.00%, 1/30/2024	215,000	225,546
Jefferies Group LLC:
5.13%, 4/13/2018	381,000	393,133
5.13%, 1/20/2023	642,000	643,450
6.88%, 4/15/2021	209,000	234,683
8.50%, 7/15/2019 (a)	270,000	307,377
Lazard Group LLC:
3.75%, 2/13/2025	100,000	90,905
4.25%, 11/14/2020	346,000	360,615
Legg Mason, Inc.:
2.70%, 7/15/2019	150,000	150,393
3.95%, 7/15/2024	260,000	253,982
4.75%, 3/15/2026	150,000	152,814
MasterCard, Inc. 2.00%, 4/1/2019	169,000	172,141
Nasdaq, Inc.:
4.25%, 6/1/2024	50,000	50,725
5.25%, 1/16/2018	60,000	62,884
5.55%, 1/15/2020	446,000	487,144
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	85,000	85,199
2.00%, 1/27/2020	50,000	49,840
2.15%, 2/1/2019	50,000	50,648
2.30%, 11/15/2019	100,000	101,998
2.30%, 11/1/2020	180,000	182,026
2.35%, 6/15/2020	90,000	90,752
2.70%, 2/15/2023	250,000	253,992
2.85%, 1/27/2025 (a)	253,000	256,779
3.05%, 2/15/2022	50,000	51,735
4.75%, 4/30/2043 (e)	100,000	96,000
5.45%, 4/10/2017	355,000	371,112
5.45%, 2/1/2018	270,000	289,421
10.38%, 11/1/2018	259,000	316,000
Series MTN, 0.95%, 4/24/2017	275,000	275,179
Series MTN, 3.25%, 11/1/2025	200,000	209,293
Nomura Holdings, Inc.:
6.70%, 3/4/2020	826,000	951,338
Series GMTN, 2.75%, 3/19/2019	200,000	202,763
NYSE Holdings LLC 2.00%, 10/5/2017	100,000	100,807
Stifel Financial Corp.:
3.50%, 12/1/2020	500,000	498,768
4.25%, 7/18/2024	200,000	198,142

Synchrony Financial:
1.88%, 8/15/2017	63,000	62,734
2.60%, 1/15/2019	836,000	837,809
2.70%, 2/3/2020	400,000	397,005
3.00%, 8/15/2019	369,000	372,278
3.75%, 8/15/2021	100,000	103,069
4.25%, 8/15/2024	514,000	521,624
4.50%, 7/23/2025	300,000	308,227
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	101,000	103,030
5.60%, 12/1/2019	249,000	278,512
Visa, Inc.:
1.20%, 12/14/2017	265,000	266,392
2.20%, 12/14/2020	1,100,000	1,126,948
2.80%, 12/14/2022	750,000	781,115
3.15%, 12/14/2025	1,689,000	1,762,945
Washington Prime Group L.P. 3.85%, 4/1/2020	50,000	51,362

		53,524,995

ELECTRIC — 4.2%
Alabama Power Co.:
2.80%, 4/1/2025	100,000	100,358
Series 13-A, 3.55%, 12/1/2023	29,000	30,791
Series Q, 5.50%, 10/15/2017	175,000	185,007
Ameren Corp.:
2.70%, 11/15/2020	200,000	203,628
3.65%, 2/15/2026	213,000	220,277
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	153,112
American Electric Power Co., Inc. 1.65%, 12/15/2017	591,000	588,346
Appalachian Power Co. 3.40%, 6/1/2025	150,000	153,670
Arizona Public Service Co.:
2.20%, 1/15/2020	100,000	101,043
3.15%, 5/15/2025 (a)	175,000	181,401
3.35%, 6/15/2024	150,000	156,239
8.75%, 3/1/2019 (a)	4,000	4,753
Baltimore Gas & Electric Co.:
2.80%, 8/15/2022	50,000	51,113
3.35%, 7/1/2023	250,000	260,561
Berkshire Hathaway Energy Co.:
1.10%, 5/15/2017	300,000	300,205
2.00%, 11/15/2018	250,000	250,688
2.40%, 2/1/2020	175,000	177,218
2.75%, 3/15/2023	500,000	511,212
3.50%, 2/1/2025	50,000	51,749
3.75%, 11/15/2023	100,000	106,399
5.75%, 4/1/2018	410,000	440,764
Black Hills Corp.:
2.50%, 1/11/2019	580,000	584,234
3.95%, 1/15/2026	500,000	525,227
4.25%, 11/30/2023	100,000	106,311
Cleveland Electric Illuminating Co. Series D, 7.88%, 11/1/2017	150,000	163,457
CMS Energy Corp.:
3.60%, 11/15/2025 (a)	200,000	206,696
3.88%, 3/1/2024	50,000	52,508

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.05%, 2/15/2018	$100,000	$105,844
5.05%, 3/15/2022	400,000	445,224
8.75%, 6/15/2019	100,000	120,625
Commonwealth Edison Co.:
3.10%, 11/1/2024	350,000	363,465
3.40%, 9/1/2021	100,000	106,704
4.00%, 8/1/2020	60,000	64,325
5.80%, 3/15/2018	560,000	606,362
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024 (a)	25,000	25,962
4.45%, 6/15/2020 (a)	70,000	76,803
6.65%, 4/1/2019	230,000	261,383
7.13%, 12/1/2018	267,000	303,935
Series 08-A, 5.85%, 4/1/2018	205,000	221,751
Constellation Energy Group, Inc. 5.15%, 12/1/2020	100,000	110,897
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	102,745
3.13%, 8/31/2024	100,000	103,586
3.38%, 8/15/2023	200,000	210,498
5.65%, 9/15/2018	100,000	109,743
5.65%, 4/15/2020	35,000	39,923
Delmarva Power & Light Co. 3.50%, 11/15/2023	201,000	211,905
Dominion Resources, Inc.:
1.90%, 6/15/2018	323,000	322,384
2.50%, 12/1/2019	100,000	100,802
3.63%, 12/1/2024	150,000	150,986
3.90%, 10/1/2025	50,000	51,236
4.10%, 4/1/2021 (b)	420,000	425,632
4.45%, 3/15/2021	600,000	649,638
5.20%, 8/15/2019	125,000	136,841
6.40%, 6/15/2018	148,000	161,679
DTE Electric Co.:
2.65%, 6/15/2022	150,000	151,928
3.45%, 10/1/2020	225,000	238,924
3.65%, 3/15/2024	175,000	187,329
DTE Energy Co.:
2.40%, 12/1/2019	100,000	101,079
3.30%, 6/15/2022 (c)	350,000	360,562
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	600,000	607,871
3.90%, 6/15/2021	225,000	244,442
5.25%, 1/15/2018	200,000	213,779
Series C, 7.00%, 11/15/2018	27,000	30,813
Duke Energy Corp.:
1.63%, 8/15/2017	370,000	370,331
2.10%, 6/15/2018	170,000	170,744
3.05%, 8/15/2022	931,000	935,821
3.55%, 9/15/2021	275,000	287,279
3.75%, 4/15/2024	348,000	361,500
3.95%, 10/15/2023	13,000	13,730
5.05%, 9/15/2019	425,000	464,115
6.25%, 6/15/2018	100,000	109,262
Duke Energy Florida LLC:
3.10%, 8/15/2021	210,000	219,244
4.55%, 4/1/2020	100,000	109,325
5.65%, 6/15/2018	330,000	359,305

Duke Energy Ohio, Inc.:
3.80%, 9/1/2023 (a)	50,000	53,752
5.45%, 4/1/2019	250,000	277,574
Duke Energy Progress LLC:
2.80%, 5/15/2022	60,000	61,616
3.25%, 8/15/2025	200,000	209,106
5.30%, 1/15/2019	100,000	110,005
Edison International:
2.95%, 3/15/2023	250,000	253,228
3.75%, 9/15/2017	350,000	360,586
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	51,844
Entergy Arkansas, Inc.:
3.70%, 6/1/2024	550,000	587,591
3.75%, 2/15/2021	200,000	211,684
Entergy Corp.:
4.00%, 7/15/2022	150,000	158,100
5.13%, 9/15/2020	300,000	328,036
Entergy Mississippi, Inc. 3.10%, 7/1/2023	200,000	201,455
Entergy Texas, Inc. 7.13%, 2/1/2019	450,000	512,058
Eversource Energy:
1.45%, 5/1/2018	100,000	99,554
2.50%, 3/15/2021	200,000	203,157
2.80%, 5/1/2023	50,000	49,732
3.35%, 3/15/2026	200,000	203,593
4.50%, 11/15/2019 (a)	515,000	555,721
Series H, 3.15%, 1/15/2025	200,000	200,237
Exelon Corp.:
1.55%, 6/9/2017	253,000	252,588
2.85%, 6/15/2020	183,000	185,227
3.95%, 6/15/2025 (c)	745,000	771,506
Exelon Generation Co. LLC:
2.95%, 1/15/2020	500,000	504,252
4.00%, 10/1/2020 (a)	185,000	193,413
4.25%, 6/15/2022 (a)	121,000	126,124
6.20%, 10/1/2017	124,000	131,871
FirstEnergy Solutions Corp. 6.05%, 8/15/2021 (a)	266,000	285,112
Florida Power & Light Co.:
2.75%, 6/1/2023	175,000	179,250
3.13%, 12/1/2025	100,000	109,168
3.25%, 6/1/2024	300,000	316,806
5.55%, 11/1/2017	106,000	113,108
Georgia Power Co.:
1.95%, 12/1/2018	118,000	119,109
2.40%, 4/1/2021	200,000	201,602
2.85%, 5/15/2022	200,000	201,263
3.25%, 4/1/2026	500,000	505,677
4.25%, 12/1/2019	110,000	118,643
Series B, 5.70%, 6/1/2017	100,000	104,911
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	81,488
5.29%, 6/15/2022 (b)	300,000	333,665
Indiana Michigan Power Co. 7.00%, 3/15/2019	165,000	186,702
Interstate Power & Light Co.:
3.25%, 12/1/2024	300,000	310,882
3.40%, 8/15/2025	250,000	261,715

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ITC Holdings Corp.
3.65%, 6/15/2024	$150,000	$146,516
Jersey Central Power & Light Co. 7.35%, 2/1/2019	300,000	336,780
Kansas City Power & Light Co.:
3.65%, 8/15/2025 (a)	175,000	182,117
Series 09A, 7.15%, 4/1/2019	300,000	346,045
LG&E and KU Energy LLC:
3.75%, 11/15/2020	300,000	316,628
4.38%, 10/1/2021	50,000	53,678
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	600,000	630,111
MidAmerican Energy Co.:
2.40%, 3/15/2019	150,000	152,654
3.50%, 10/15/2024	300,000	320,391
3.70%, 9/15/2023	350,000	376,252
Nevada Power Co.:
6.50%, 8/1/2018	32,000	35,430
7.13%, 3/15/2019	300,000	341,906
NextEra Energy Capital Holdings, Inc.:
1.59%, 6/1/2017	220,000	220,246
2.30%, 4/1/2019	335,000	336,786
2.40%, 9/15/2019	15,000	15,017
3.63%, 6/15/2023	100,000	102,105
6.00%, 3/1/2019 (a)	385,000	423,173
Series F, 2.06%, 9/1/2017	217,000	218,172
NiSource Finance Corp.:
5.45%, 9/15/2020	500,000	556,087
6.13%, 3/1/2022	26,000	30,440
6.40%, 3/15/2018	251,000	272,133
Northern States Power Co.:
2.20%, 8/15/2020	100,000	101,822
5.25%, 3/1/2018	36,000	38,584
NSTAR Electric Co.:
2.38%, 10/15/2022	150,000	149,711
3.25%, 11/15/2025	275,000	286,663
NV Energy, Inc. 6.25%, 11/15/2020	37,000	42,572
Oglethorpe Power Corp. 6.10%, 3/15/2019	225,000	249,186
Ohio Power Co.:
6.05%, 5/1/2018	25,000	27,046
Series M, 5.38%, 10/1/2021	450,000	510,972
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	196,000	197,075
2.95%, 4/1/2025	100,000	98,567
4.10%, 6/1/2022	150,000	162,206
6.80%, 9/1/2018	127,000	141,665
7.00%, 9/1/2022	250,000	311,987
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	250,000	248,288
2.95%, 3/1/2026	500,000	508,272
3.40%, 8/15/2024	50,000	52,041
3.50%, 10/1/2020	53,000	56,076
3.50%, 6/15/2025	500,000	526,174
3.75%, 2/15/2024	300,000	320,419
5.63%, 11/30/2017	200,000	213,371
8.25%, 10/15/2018	208,000	241,777

PacifiCorp:
2.95%, 2/1/2022	300,000	310,052
3.35%, 7/1/2025	200,000	210,587
3.60%, 4/1/2024 (a)	165,000	176,710
3.85%, 6/15/2021	11,000	11,785
5.50%, 1/15/2019	32,000	35,145
5.65%, 7/15/2018 (a)	27,000	29,551
PECO Energy Co.:
2.38%, 9/15/2022	100,000	100,971
3.15%, 10/15/2025 (a)	200,000	208,457
5.35%, 3/1/2018	220,000	235,862
Pennsylvania Electric Co.:
5.20%, 4/1/2020	100,000	106,652
6.05%, 9/1/2017	213,000	225,022
PG&E Corp. 2.40%, 3/1/2019	200,000	202,107
Portland General Electric Co. 6.10%, 4/15/2019	150,000	166,657
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	53,313
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	60,112
3.40%, 6/1/2023	150,000	152,932
3.50%, 12/1/2022	150,000	155,797
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	101,971
3.00%, 9/15/2021	100,000	104,382
Progress Energy, Inc.:
3.15%, 4/1/2022	125,000	126,933
4.40%, 1/15/2021	125,000	134,258
7.05%, 3/15/2019	206,000	233,387
PSEG Power LLC:
2.45%, 11/15/2018	100,000	100,519
4.30%, 11/15/2023 (a)	50,000	50,682
5.13%, 4/15/2020	130,000	141,429
Public Service Co. of Colorado:
2.25%, 9/15/2022 (a)	50,000	50,119
2.90%, 5/15/2025	100,000	102,271
5.13%, 6/1/2019	200,000	219,949
5.80%, 8/1/2018	500,000	546,830
Public Service Co. of New Hampshire
3.50%, 11/1/2023	50,000	52,871
Public Service Co. of New Mexico
3.85%, 8/1/2025	200,000	206,444
Public Service Co. of Oklahoma
4.40%, 2/1/2021	20,000	21,590
Public Service Electric & Gas Co.:
3.00%, 5/15/2025	150,000	153,721
Series I, 1.80%, 6/1/2019	275,000	275,693
Series MTN, 1.90%, 3/15/2021	250,000	251,079
Series MTN, 2.00%, 8/15/2019	150,000	151,358
Series MTN, 2.38%, 5/15/2023	50,000	50,130
Series MTN, 3.05%, 11/15/2024 (a)	250,000	258,912
Puget Energy, Inc.:
3.65%, 5/15/2025	250,000	250,301
5.63%, 7/15/2022	150,000	168,455
6.00%, 9/1/2021	200,000	228,850
San Diego Gas & Electric Co. 3.00%, 8/15/2021 (a)	100,000	105,502

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SCANA Corp.:
4.13%, 2/1/2022	$200,000	$203,172
Series MTN, 4.75%, 5/15/2021	150,000	157,462
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	425,000	463,438
Southern California Edison Co.:
1.85%, 2/1/2022	390,000	388,035
3.88%, 6/1/2021	237,000	256,474
5.50%, 8/15/2018	50,000	54,904
Series 14-B, 1.13%, 5/1/2017	238,000	238,093
Series B, 2.40%, 2/1/2022	115,000	116,054
Southern Co.:
1.30%, 8/15/2017	54,000	53,862
2.15%, 9/1/2019	100,000	100,270
2.45%, 9/1/2018	117,000	118,767
2.75%, 6/15/2020	135,000	136,012
Southern Power Co.:
1.85%, 12/1/2017	120,000	120,829
4.15%, 12/1/2025	350,000	353,148
Series 15A, 1.50%, 6/1/2018	222,000	219,943
Series 15B, 2.38%, 6/1/2020	200,000	198,020
Southwestern Electric Power Co.:
3.55%, 2/15/2022	250,000	260,659
6.45%, 1/15/2019	125,000	139,593
Series F, 5.88%, 3/1/2018	50,000	53,882
Tampa Electric Co. 2.60%, 9/15/2022	150,000	150,370
TECO Finance, Inc. 5.15%, 3/15/2020	300,000	327,903
TransAlta Corp.:
1.90%, 6/3/2017	75,000	72,750
4.50%, 11/15/2022	225,000	162,000
6.90%, 5/15/2018 (a)	323,000	319,770
Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024	100,000	103,012
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	146,383
5.15%, 11/15/2021	275,000	308,383
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	211,797
Union Electric Co.:
3.50%, 4/15/2024	175,000	184,980
6.40%, 6/15/2017	250,000	265,388
6.70%, 2/1/2019	50,000	56,565
Virginia Electric & Power Co.:
2.75%, 3/15/2023 (a)	25,000	25,101
2.95%, 1/15/2022	20,000	20,623
3.45%, 2/15/2024	388,000	404,283
5.40%, 4/30/2018	215,000	231,565
5.95%, 9/15/2017	111,000	118,437
Series A, 3.10%, 5/15/2025	275,000	279,622
Series A, 3.15%, 1/15/2026 (a)	180,000	185,943
WEC Energy Group, Inc.:
1.65%, 6/15/2018	138,000	137,885
2.45%, 6/15/2020	249,000	253,045
3.55%, 6/15/2025	100,000	103,622
Westar Energy, Inc.:
3.25%, 12/1/2025	70,000	72,921
5.10%, 7/15/2020	250,000	280,523

Wisconsin Electric Power Co.:
2.95%, 9/15/2021	125,000	129,795
3.10%, 6/1/2025	300,000	311,045
4.25%, 12/15/2019	150,000	161,905
Wisconsin Power & Light Co. 5.00%, 7/15/2019	175,000	190,833
Xcel Energy, Inc.:
2.40%, 3/15/2021 (a)	511,000	515,533
3.30%, 6/1/2025	600,000	609,775
4.70%, 5/15/2020	755,000	825,678

		54,504,480

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Emerson Electric Co.:
2.63%, 12/1/2021	301,000	306,779
2.63%, 2/15/2023	101,000	101,619
3.15%, 6/1/2025	200,000	206,064
4.88%, 10/15/2019	56,000	61,785
5.00%, 4/15/2019	200,000	218,249
5.25%, 10/15/2018	60,000	65,445
Hubbell, Inc. 3.35%, 3/1/2026	625,000	626,853
Legrand France SA 8.50%, 2/15/2025	775,000	1,041,267

		2,628,061

ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.20%, 10/1/2022	125,000	127,441
3.88%, 7/15/2023	200,000	208,012
5.00%, 7/15/2020	200,000	220,577
Amphenol Corp.:
1.55%, 9/15/2017	250,000	249,683
2.55%, 1/30/2019	27,000	27,239
3.13%, 9/15/2021	300,000	306,233
4.00%, 2/1/2022	157,000	164,136
Arrow Electronics, Inc.:
3.00%, 3/1/2018	100,000	100,577
3.50%, 4/1/2022	55,000	55,127
4.00%, 4/1/2025	100,000	99,002
4.50%, 3/1/2023	100,000	105,391
5.13%, 3/1/2021	150,000	159,476
Avnet, Inc.:
4.63%, 4/15/2026	250,000	251,211
4.88%, 12/1/2022	250,000	264,824
Corning, Inc.:
1.45%, 11/15/2017	200,000	199,557
1.50%, 5/8/2018	200,000	197,793
3.70%, 11/15/2023	80,000	81,376
Flextronics International, Ltd.:
4.63%, 2/15/2020	25,000	26,108
4.75%, 6/15/2025	250,000	243,125
5.00%, 2/15/2023	50,000	50,500
Honeywell International, Inc.:
4.25%, 3/1/2021	425,000	475,332
5.00%, 2/15/2019	415,000	457,952
5.30%, 3/1/2018	350,000	377,882
Jabil Circuit, Inc. 4.70%, 9/15/2022	627,000	620,730
Keysight Technologies, Inc.:
3.30%, 10/30/2019	250,000	251,104
4.55%, 10/30/2024	150,000	144,986

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Koninklijke Philips NV:
3.75%, 3/15/2022	$590,000	$617,015
5.75%, 3/11/2018	567,000	605,791
PerkinElmer, Inc. 5.00%, 11/15/2021	250,000	271,962
Tech Data Corp. 3.75%, 9/21/2017	100,000	101,885
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	137,000	136,906
3.15%, 1/15/2023	425,000	421,547
3.30%, 2/15/2022	250,000	252,566
4.15%, 2/1/2024	624,000	657,869
Tyco Electronics Group SA 2.35%, 8/1/2019	176,000	176,737

		8,707,652

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	355,000	356,303
2.88%, 5/8/2022	663,000	674,836
Fluor Corp.:
3.38%, 9/15/2021	250,000	262,302
3.50%, 12/15/2024	150,000	155,178

		1,448,619

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
3.20%, 3/15/2025	360,000	363,722
3.55%, 6/1/2022	280,000	295,178
3.80%, 5/15/2018	260,000	271,117
4.75%, 5/15/2023	150,000	167,536
5.00%, 3/1/2020 (a)	200,000	220,214
5.25%, 11/15/2021	150,000	170,604
5.50%, 9/15/2019	330,000	367,374
Waste Management, Inc.:
2.90%, 9/15/2022	42,000	42,629
3.13%, 3/1/2025	150,000	152,525
3.50%, 5/15/2024	150,000	157,113
4.60%, 3/1/2021	210,000	229,731
4.75%, 6/30/2020	200,000	221,105
6.10%, 3/15/2018	320,000	348,531

		3,007,379

FOOD — 1.6%
Campbell Soup Co.:
3.05%, 7/15/2017	350,000	357,852
3.30%, 3/19/2025	100,000	102,799
4.25%, 4/15/2021	150,000	162,525
ConAgra Foods, Inc.:
1.90%, 1/25/2018	314,000	314,901
3.20%, 1/25/2023	704,000	708,403
3.25%, 9/15/2022	425,000	431,016
7.00%, 4/15/2019	51,000	57,650
General Mills, Inc.:
1.40%, 10/20/2017	186,000	186,747
2.20%, 10/21/2019	218,000	221,626
3.15%, 12/15/2021	750,000	783,021
3.65%, 2/15/2024	146,000	155,664
5.65%, 2/15/2019	96,000	106,682
Hershey Co. 3.20%, 8/21/2025 (a)	200,000	209,142
Ingredion, Inc. 1.80%, 9/25/2017	150,000	149,589

JM Smucker Co.:
1.75%, 3/15/2018	35,000	35,075
2.50%, 3/15/2020	331,000	334,653
3.00%, 3/15/2022	50,000	51,356
3.50%, 10/15/2021	300,000	316,588
3.50%, 3/15/2025	300,000	313,285
Kellogg Co.:
1.75%, 5/17/2017	275,000	276,261
3.25%, 5/21/2018	35,000	36,143
4.00%, 12/15/2020	375,000	402,281
4.15%, 11/15/2019	165,000	177,239
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (c)	288,000	288,749
2.00%, 7/2/2018 (c)	260,000	261,781
2.25%, 6/5/2017	679,000	685,407
2.80%, 7/2/2020 (c)	800,000	817,829
3.50%, 6/6/2022 (a)	941,000	990,310
3.50%, 7/15/2022 (c)	1,100,000	1,155,250
3.95%, 7/15/2025 (a) (c)	254,000	270,204
5.38%, 2/10/2020	150,000	167,421
6.13%, 8/23/2018	291,000	319,724
Kroger Co.:
2.00%, 1/15/2019	250,000	252,745
2.30%, 1/15/2019	168,000	171,031
2.60%, 2/1/2021	150,000	153,666
3.30%, 1/15/2021	200,000	211,094
3.40%, 4/15/2022	677,000	714,262
3.50%, 2/1/2026 (a)	54,000	56,536
6.15%, 1/15/2020	300,000	346,900
6.40%, 8/15/2017	255,000	272,849
McCormick & Co., Inc.:
3.25%, 11/15/2025	200,000	207,140
3.50%, 9/1/2023	207,000	221,433
Mondelez International, Inc.:
2.25%, 2/1/2019	450,000	457,403
4.00%, 2/1/2024	60,000	64,405
5.38%, 2/10/2020	810,000	907,578
6.13%, 2/1/2018	506,000	546,728
6.13%, 8/23/2018	100,000	110,193
Sysco Corp.:
1.90%, 4/1/2019	145,000	146,160
2.50%, 7/15/2021	355,000	359,923
2.60%, 10/1/2020	394,000	400,986
3.75%, 10/1/2025	600,000	631,964
5.25%, 2/12/2018	297,000	315,758
5.38%, 3/17/2019	200,000	219,823
Tyson Foods, Inc.:
2.65%, 8/15/2019	288,000	294,247
3.95%, 8/15/2024	367,000	391,586
4.50%, 6/15/2022	300,000	327,677
Unilever Capital Corp.:
0.85%, 8/2/2017	650,000	649,668
2.20%, 3/6/2019	253,000	260,000
4.25%, 2/10/2021	150,000	167,339
4.80%, 2/15/2019	600,000	658,550
Whole Foods Market, Inc. 5.20%, 12/3/2025 (c)	250,000	262,062

		20,626,879

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024 (a)	$350,000	$357,438
4.75%, 1/11/2022	5,000	5,238
7.25%, 7/29/2019	300,000	340,212
Domtar Corp. 4.40%, 4/1/2022	50,000	51,261
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024	100,000	97,250
International Paper Co.:
3.65%, 6/15/2024 (a)	261,000	265,805
4.75%, 2/15/2022	140,000	152,916
7.50%, 8/15/2021	900,000	1,086,766
7.95%, 6/15/2018	268,000	301,987
9.38%, 5/15/2019	49,000	58,458
Plum Creek Timberlands L.P. 4.70%, 3/15/2021	300,000	323,505
		3,040,836

GAS — 0.4%
AGL Capital Corp.:
3.50%, 9/15/2021	15,000	15,354
3.88%, 11/15/2025	200,000	207,506
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	177,532
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	515,000	548,521
Series MTN, 6.00%, 5/15/2018	50,000	53,660
CenterPoint Energy, Inc. 6.50%, 5/1/2018	100,000	108,199
Dominion Gas Holdings LLC:
2.50%, 12/15/2019	150,000	150,902
2.80%, 11/15/2020 (a)	720,000	732,096
3.60%, 12/15/2024 (a)	475,000	486,001
National Fuel Gas Co.:
3.75%, 3/1/2023	175,000	154,937
4.90%, 12/1/2021	400,000	400,054
5.20%, 7/15/2025	300,000	279,000
ONE Gas, Inc. 2.07%, 2/1/2019	220,000	220,905
Sempra Energy:
2.30%, 4/1/2017	108,000	108,760
2.40%, 3/15/2020	185,000	183,225
2.85%, 11/15/2020	155,000	156,801
2.88%, 10/1/2022 (a)	57,000	55,245
3.55%, 6/15/2024	25,000	25,200
3.75%, 11/15/2025	100,000	102,112
4.05%, 12/1/2023	45,000	46,951
6.15%, 6/15/2018	320,000	345,698
9.80%, 2/15/2019	375,000	450,794
Southern California Gas Co.:
1.55%, 6/15/2018	100,000	100,024
3.15%, 9/15/2024	248,000	258,323
3.20%, 6/15/2025	150,000	156,734
Series HH, 5.45%, 4/15/2018	150,000	161,512

		5,686,046

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019 (a)	500,000	466,301
Stanley Black & Decker, Inc.:
2.45%, 11/17/2018	268,000	272,191

2.90%, 11/1/2022	164,000	164,909
3.40%, 12/1/2021	450,000	472,567

		1,375,968

HEALTH CARE PRODUCTS — 1.8%
Baxter International, Inc. 3.20%, 6/15/2023	750,000	728,969
Becton Dickinson and Co.:
1.45%, 5/15/2017	600,000	600,075
1.80%, 12/15/2017	553,000	555,422
2.68%, 12/15/2019	1,500,000	1,532,422
3.13%, 11/8/2021	150,000	154,419
3.25%, 11/12/2020	281,000	291,906
3.30%, 3/1/2023	100,000	103,121
3.73%, 12/15/2024	5,000	5,325
3.88%, 5/15/2024	150,000	159,316
5.00%, 5/15/2019	300,000	327,907
Boston Scientific Corp.:
2.65%, 10/1/2018	80,000	81,285
2.85%, 5/15/2020	100,000	101,138
3.38%, 5/15/2022	171,000	174,973
3.85%, 5/15/2025	450,000	465,613
4.13%, 10/1/2023	425,000	445,949
6.00%, 1/15/2020	250,000	280,884
Covidien International Finance SA:
2.95%, 6/15/2023	101,000	103,339
3.20%, 6/15/2022	317,000	331,768
4.20%, 6/15/2020	965,000	1,058,094
6.00%, 10/15/2017	303,000	325,407
CR Bard, Inc. 1.38%, 1/15/2018	395,000	393,171
Danaher Corp.:
1.65%, 9/15/2018	188,000	190,414
2.40%, 9/15/2020	330,000	340,584
3.35%, 9/15/2025	155,000	164,674
3.90%, 6/23/2021	200,000	218,843
5.40%, 3/1/2019	250,000	277,980
5.63%, 1/15/2018	30,000	32,415
Edwards Lifesciences Corp. 2.88%, 10/15/2018	270,000	276,235
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	359,171
6.00%, 3/1/2020	435,000	488,744
Medtronic, Inc.:
1.38%, 4/1/2018	410,000	411,508
1.50%, 3/15/2018	200,000	201,201
2.50%, 3/15/2020	1,025,000	1,059,942
2.75%, 4/1/2023	200,000	204,543
3.13%, 3/15/2022	465,000	487,774
3.15%, 3/15/2022	1,100,000	1,157,588
3.50%, 3/15/2025	1,118,000	1,190,188
3.63%, 3/15/2024	200,000	213,744
4.13%, 3/15/2021	350,000	384,786
4.45%, 3/15/2020	385,000	424,449
5.60%, 3/15/2019	450,000	503,618
St Jude Medical, Inc.:
2.00%, 9/15/2018	200,000	201,974
2.80%, 9/15/2020	250,000	255,099
3.25%, 4/15/2023	116,000	117,529
3.88%, 9/15/2025 (a)	325,000	340,159

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Stryker Corp.:
1.30%, 4/1/2018	$370,000	$367,908
2.00%, 3/8/2019	310,000	313,402
2.63%, 3/15/2021	350,000	357,049
3.38%, 5/15/2024	160,000	164,361
3.38%, 11/1/2025	150,000	153,886
3.50%, 3/15/2026	125,000	129,867
4.38%, 1/15/2020	100,000	108,025
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,174
2.40%, 2/1/2019	814,000	820,322
3.60%, 8/15/2021	350,000	361,468
3.65%, 12/15/2025	150,000	153,204
4.50%, 3/1/2021	300,000	321,742
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	180,000	179,754
2.00%, 4/1/2018	486,000	487,060
2.70%, 4/1/2020	465,000	470,167
3.15%, 4/1/2022	309,000	313,010
3.38%, 11/30/2021	225,000	232,522
3.55%, 4/1/2025	950,000	960,448

		23,678,034

HEALTH CARE SERVICES — 1.4%
Aetna, Inc.:
1.50%, 11/15/2017	258,000	258,045
1.75%, 5/15/2017	100,000	100,320
2.20%, 3/15/2019	300,000	303,635
2.75%, 11/15/2022	89,000	88,428
3.50%, 11/15/2024	100,000	101,938
3.95%, 9/1/2020	255,000	272,494
Anthem, Inc.:
1.88%, 1/15/2018	570,000	570,860
2.25%, 8/15/2019	400,000	401,087
2.30%, 7/15/2018	38,000	38,348
3.13%, 5/15/2022	411,000	412,542
3.30%, 1/15/2023	200,000	201,400
3.50%, 8/15/2024	249,000	250,684
4.35%, 8/15/2020	383,000	412,050
5.88%, 6/15/2017	307,000	322,834
7.00%, 2/15/2019	172,000	194,771
Cigna Corp.:
3.25%, 4/15/2025	715,000	710,341
4.00%, 2/15/2022	61,000	64,598
4.50%, 3/15/2021	150,000	162,501
5.13%, 6/15/2020	200,000	221,190
Coventry Health Care, Inc. 5.45%, 6/15/2021	341,000	384,105
Dignity Health 2.64%, 11/1/2019	75,000	76,342
Howard Hughes Medical Institute 3.50%, 9/1/2023	201,000	214,051
Humana, Inc.:
3.15%, 12/1/2022	21,000	21,297
3.85%, 10/1/2024	465,000	475,452
7.20%, 6/15/2018	512,000	569,280
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	84,000	84,416
2.50%, 11/1/2018	150,000	151,167

2.63%, 2/1/2020	500,000	502,135
3.20%, 2/1/2022	243,000	244,191
3.60%, 2/1/2025	725,000	731,191
3.75%, 8/23/2022	155,000	159,661
4.63%, 11/15/2020	50,000	54,037
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	300,000	299,921
2.70%, 4/1/2019	200,000	202,797
3.50%, 3/30/2025	375,000	375,461
4.70%, 4/1/2021	250,000	271,935
4.75%, 1/30/2020	200,000	216,281
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	92,000	92,296
1.40%, 12/15/2017	434,000	435,544
1.45%, 7/17/2017 (a)	404,000	405,611
1.63%, 3/15/2019	400,000	402,415
1.70%, 2/15/2019	116,000	116,925
1.90%, 7/16/2018	445,000	450,619
2.13%, 3/15/2021	339,000	341,353
2.30%, 12/15/2019 (a)	100,000	102,269
2.70%, 7/15/2020	492,000	510,047
2.75%, 2/15/2023	200,000	203,231
2.88%, 12/15/2021	200,000	207,667
2.88%, 3/15/2022	680,000	704,236
2.88%, 3/15/2023	2,000	2,043
3.10%, 3/15/2026	100,000	102,291
3.35%, 7/15/2022	200,000	212,142
3.38%, 11/15/2021	250,000	266,023
3.75%, 7/15/2025	1,436,000	1,548,812
3.88%, 10/15/2020	250,000	270,174
4.70%, 2/15/2021	300,000	335,496
6.00%, 6/15/2017	300,000	317,221
6.00%, 2/15/2018	339,000	368,777

		17,516,978

HOLDING COMPANIES-DIVERS — 0.1%
Leucadia National Corp. 5.50%, 10/18/2023	550,000	523,112
MUFG Americas Holdings Corp.:
1.63%, 2/9/2018	100,000	99,431
2.25%, 2/10/2020	550,000	545,827
3.00%, 2/10/2025	100,000	97,304

		1,265,674

HOME BUILDERS — 0.0% (d)
NVR, Inc. 3.95%, 9/15/2022	277,000	280,708

HOME FURNISHINGS — 0.0% (d)
Harman International Industries, Inc. 4.15%, 5/15/2025 (a)	150,000	151,287
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	102,183
Whirlpool Corp.:
1.65%, 11/1/2017	50,000	50,103
3.70%, 5/1/2025 (a)	250,000	256,720
Series MTN, 4.85%, 6/15/2021	50,000	55,168

		615,461

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
Series MTN, 0.90%, 5/1/2018	$113,000	$112,911
Series MTN, 1.50%, 11/1/2018	100,000	101,302
Series MTN, 1.75%, 3/15/2019 (a)	462,000	469,145
Series MTN, 1.95%, 2/1/2023	202,000	200,282
Series MTN, 2.30%, 5/3/2022	190,000	195,377
Series MTN, 2.95%, 11/1/2020	300,000	319,101
Procter & Gamble Co.:
1.60%, 11/15/2018	113,000	114,784
1.85%, 2/2/2021 (a)	750,000	760,897
1.90%, 11/1/2019	300,000	307,709
2.30%, 2/6/2022	250,000	257,510
2.70%, 2/2/2026 (a)	750,000	769,332
3.10%, 8/15/2023	250,000	266,919
4.70%, 2/15/2019	250,000	275,257

		4,150,526

HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	100,411
Clorox Co.:
3.05%, 9/15/2022	9,000	9,191
3.50%, 12/15/2024	125,000	130,264
3.80%, 11/15/2021	250,000	268,206
Kimberly-Clark Corp.:
1.40%, 2/15/2019 (a)	905,000	910,972
1.85%, 3/1/2020	100,000	101,033
1.90%, 5/22/2019 (a)	246,000	250,256
2.15%, 8/15/2020	50,000	50,971
2.65%, 3/1/2025	150,000	152,702
2.75%, 2/15/2026 (a)	50,000	51,070
3.05%, 8/15/2025	50,000	52,395
3.63%, 8/1/2020	85,000	91,855
3.88%, 3/1/2021 (a)	174,000	190,253
6.13%, 8/1/2017	379,000	404,717
7.50%, 11/1/2018	497,000	574,771

		3,339,067

HOUSEWARES — 0.2%
Newell Rubbermaid, Inc.:
2.15%, 10/15/2018	50,000	49,830
2.60%, 3/29/2019	590,000	598,766
2.88%, 12/1/2019	100,000	100,778
3.15%, 4/1/2021 (a)	125,000	128,406
3.85%, 4/1/2023	420,000	435,072
3.90%, 11/1/2025	150,000	150,186
4.00%, 6/15/2022 (a)	200,000	206,126
4.00%, 12/1/2024	103,000	104,368
6.25%, 4/15/2018	150,000	161,055
Tupperware Brands Corp. 4.75%, 6/1/2021	350,000	364,672

		2,299,259

INSURANCE — 3.1%
ACE INA Holdings, Inc.:
2.30%, 11/3/2020	1,120,000	1,136,492
2.88%, 11/3/2022	91,000	93,795
AEGON Funding Co. LLC 5.75%, 12/15/2020	111,000	127,678

Aflac, Inc.:
2.40%, 3/16/2020	1,248,000	1,261,814
3.25%, 3/17/2025	100,000	100,355
3.63%, 6/15/2023	250,000	258,671
3.63%, 11/15/2024	362,000	375,330
Alleghany Corp. 4.95%, 6/27/2022	100,000	109,484
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	201,008
5.50%, 11/15/2020	450,000	495,000
Allstate Corp.:
3.15%, 6/15/2023	16,000	16,432
5.75%, 8/15/2053 (e)	350,000	353,500
American International Group, Inc.:
2.30%, 7/16/2019	527,000	531,303
3.30%, 3/1/2021	297,000	303,574
3.38%, 8/15/2020 (a)	300,000	308,205
3.75%, 7/10/2025	460,000	460,554
3.90%, 4/1/2026	1,500,000	1,511,663
4.13%, 2/15/2024	133,000	137,708
4.88%, 6/1/2022	1,080,000	1,183,192
6.40%, 12/15/2020	620,000	716,046
Series MTN, 5.85%, 1/16/2018	432,000	462,393
Aon Corp. 5.00%, 9/30/2020	300,000	331,622
Aon PLC:
2.80%, 3/15/2021	260,000	262,284
3.50%, 6/14/2024	450,000	450,494
3.88%, 12/15/2025	450,000	457,914
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	125,000	132,047
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	111,149
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018 (a)	623,000	624,451
1.45%, 3/7/2018	500,000	504,409
1.60%, 5/15/2017	515,000	518,217
1.70%, 3/15/2019	600,000	610,165
2.00%, 8/15/2018	81,000	82,437
2.90%, 10/15/2020 (a)	300,000	313,960
3.00%, 5/15/2022	136,000	141,351
4.25%, 1/15/2021 (a)	100,000	110,673
5.40%, 5/15/2018 (a)	698,000	759,417
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	216,000	217,428
2.10%, 8/14/2019	300,000	306,033
2.20%, 3/15/2021	355,000	362,482
3.00%, 2/11/2023 (a)	301,000	310,737
3.13%, 3/15/2026	1,335,000	1,375,800
3.40%, 1/31/2022	190,000	201,799
3.75%, 8/15/2021 (a)	80,000	87,067
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	100,804
Chubb Corp.:
5.75%, 5/15/2018	128,000	139,352
6.38%, 3/29/2067 (e)	329,000	284,585
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	50,000	50,303
3.15%, 3/15/2025	381,000	389,854
3.35%, 5/15/2024	196,000	203,288

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.35%, 5/3/2026	$205,000	$213,134
5.90%, 6/15/2019	158,000	178,003
CNA Financial Corp.:
4.50%, 3/1/2026	750,000	756,790
5.88%, 8/15/2020	150,000	167,171
Fidelity National Financial, Inc. 5.50%, 9/1/2022	400,000	435,371
First American Financial Corp. 4.30%, 2/1/2023 (a)	100,000	100,679
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	271,000	302,479
5.50%, 3/30/2020	250,000	277,287
6.30%, 3/15/2018	349,000	376,319
8.13%, 6/15/2068 (e)	100,000	105,750
Series MTN, 6.00%, 1/15/2019	300,000	328,820
Horace Mann Educators Corp. 4.50%, 12/1/2025	150,000	154,244
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	105,199
Kemper Corp. 4.35%, 2/15/2025	400,000	404,764
Lincoln National Corp.:
4.85%, 6/24/2021	150,000	163,282
8.75%, 7/1/2019	303,000	360,531
Loews Corp. 2.63%, 5/15/2023	251,000	246,044
Manulife Financial Corp.:
4.15%, 3/4/2026	500,000	512,514
4.90%, 9/17/2020	36,000	39,186
Markel Corp.:
3.63%, 3/30/2023	150,000	151,303
7.13%, 9/30/2019	150,000	173,827
Marsh & McLennan Cos., Inc.:
2.30%, 4/1/2017	75,000	75,587
2.35%, 9/10/2019	220,000	221,307
2.35%, 3/6/2020	176,000	176,600
3.30%, 3/14/2023	950,000	970,893
3.50%, 3/10/2025	24,000	24,119
4.80%, 7/15/2021	55,000	60,661
Series MTN, 2.55%, 10/15/2018	75,000	76,276
MetLife, Inc.:
1.76%, 12/15/2017	360,000	361,032
1.90%, 12/15/2017	350,000	351,868
3.00%, 3/1/2025	102,000	100,162
3.05%, 12/15/2022	250,000	253,516
3.60%, 4/10/2024	461,000	476,137
3.60%, 11/13/2025	400,000	408,501
4.75%, 2/8/2021	200,000	221,336
7.72%, 2/15/2019	203,000	234,826
Series A, 6.82%, 8/15/2018 (a)	490,000	545,149
Series D, 4.37%, 9/15/2023	362,000	395,154
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	102,791
Old Republic International Corp. 4.88%, 10/1/2024	200,000	210,450
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	101,838
PartnerRe Finance B LLC 5.50%, 6/1/2020	100,000	110,309
Principal Financial Group, Inc.:
3.40%, 5/15/2025	350,000	346,361

4.70%, 5/15/2055 (e)	150,000	144,375
8.88%, 5/15/2019	255,000	302,966
ProAssurance Corp. 5.30%, 11/15/2023	100,000	106,209
Progressive Corp. 3.75%, 8/23/2021	150,000	160,918
Prudential Financial, Inc.:
5.20%, 3/15/2044 (e)	15,000	14,363
5.38%, 5/15/2045 (e)	1,000,000	985,000
5.63%, 6/15/2043 (e)	500,000	507,500
5.88%, 9/15/2042 (a) (e)	525,000	546,000
Series D, 7.38%, 6/15/2019	350,000	404,387
Series MTN, 2.30%, 8/15/2018	162,000	163,915
Series MTN, 2.35%, 8/15/2019	200,000	201,841
Series MTN, 3.50%, 5/15/2024	528,000	534,179
Series MTN, 4.50%, 11/15/2020	100,000	108,191
Series MTN, 4.50%, 11/16/2021	50,000	54,375
Series MTN, 6.00%, 12/1/2017	105,000	112,406
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	280,613
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	48,750
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	250,000	269,659
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	21,000	26,919
Symetra Financial Corp. 4.25%, 7/15/2024	100,000	101,504
Torchmark Corp. 3.80%, 9/15/2022	75,000	75,826
Travelers Cos., Inc.:
3.90%, 11/1/2020	150,000	162,922
5.80%, 5/15/2018	491,000	535,379
Trinity Acquisition PLC:
3.50%, 9/15/2021	450,000	458,920
4.40%, 3/15/2026	350,000	356,833
4.63%, 8/15/2023	150,000	157,060
Unum Group:
3.88%, 11/5/2025	250,000	240,682
4.00%, 3/15/2024	150,000	148,146
5.63%, 9/15/2020	22,000	24,077
Voya Financial, Inc.:
2.90%, 2/15/2018	320,000	324,150
5.50%, 7/15/2022 (a)	171,000	191,098
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	161,446
5.38%, 9/15/2020	10,000	11,024
7.38%, 9/15/2019	150,000	174,247
XLIT, Ltd.:
2.30%, 12/15/2018	210,000	210,061
4.45%, 3/31/2025	300,000	295,976
5.75%, 10/1/2021	100,000	114,082

		39,677,888

INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
1.63%, 11/28/2017	500,000	499,833
2.50%, 11/28/2019	830,000	838,081
3.13%, 11/28/2021	750,000	764,564
3.60%, 11/28/2024	733,000	740,750

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Amazon.com, Inc.:
1.20%, 11/29/2017	$277,000	$277,370
2.50%, 11/29/2022	342,000	346,322
2.60%, 12/5/2019	1,145,000	1,188,679
3.30%, 12/5/2021	400,000	424,707
3.80%, 12/5/2024	495,000	541,500
Baidu, Inc.:
2.25%, 11/28/2017	200,000	201,445
2.75%, 6/9/2019	250,000	253,166
3.00%, 6/30/2020	250,000	254,378
3.25%, 8/6/2018	350,000	358,719
3.50%, 11/28/2022	156,000	159,992
4.13%, 6/30/2025 (a)	200,000	209,246
eBay, Inc.:
1.35%, 7/15/2017	70,000	69,814
2.20%, 8/1/2019	1,500,000	1,506,297
2.50%, 3/9/2018	410,000	416,477
2.60%, 7/15/2022	713,000	684,572
2.88%, 8/1/2021	250,000	251,411
3.25%, 10/15/2020 (a)	150,000	154,817
3.45%, 8/1/2024 (a)	680,000	668,649
3.80%, 3/9/2022	950,000	976,281
Expedia, Inc.:
4.50%, 8/15/2024	150,000	149,125
5.00%, 2/15/2026 (c)	43,000	42,878
5.95%, 8/15/2020	224,000	247,908
7.46%, 8/15/2018	130,000	144,941
Google, Inc.:
3.38%, 2/25/2024	451,000	489,776
3.63%, 5/19/2021 (a)	450,000	494,568
Priceline Group, Inc. 3.65%, 3/15/2025	425,000	435,083
Symantec Corp.:
2.75%, 6/15/2017	117,000	117,336
4.20%, 9/15/2020	400,000	411,338

		14,320,023

INVESTMENT COMPANY SECURITY — 0.2%
Apollo Investment Corp.
5.25%, 3/3/2025	100,000	99,756
Ares Capital Corp. 4.88%, 11/30/2018	770,000	787,052
FS Investment Corp.:
4.00%, 7/15/2019	250,000	251,017
4.75%, 5/15/2022	100,000	98,913
PennantPark Investment Corp.
4.50%, 10/1/2019	150,000	148,255
Prospect Capital Corp.:
5.00%, 7/15/2019	629,000	559,810
5.88%, 3/15/2023	315,000	267,750

		2,212,553

IRON/STEEL — 0.2%
Nucor Corp.:
4.00%, 8/1/2023	325,000	333,391
4.13%, 9/15/2022	164,000	171,475
5.75%, 12/1/2017	270,000	286,331
5.85%, 6/1/2018	295,000	317,076
Reliance Steel & Aluminum Co.
4.50%, 4/15/2023	100,000	92,933

Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	700,000	595,875
5.63%, 9/15/2019 (a)	1,260,000	1,222,200

		3,019,281

IT SERVICES — 3.0%
Apple, Inc.:
0.90%, 5/12/2017	18,000	18,012
1.00%, 5/3/2018	1,450,000	1,450,945
1.05%, 5/5/2017 (a)	608,000	609,729
1.30%, 2/23/2018	1,100,000	1,107,657
1.55%, 2/7/2020	705,000	705,864
1.70%, 2/22/2019	675,000	684,260
2.00%, 5/6/2020	401,000	408,023
2.10%, 5/6/2019 (a)	605,000	619,910
2.15%, 2/9/2022 (a)	334,000	334,784
2.25%, 2/23/2021	2,250,000	2,289,478
2.40%, 5/3/2023	2,285,000	2,294,782
2.50%, 2/9/2025	450,000	447,019
2.70%, 5/13/2022	403,000	415,006
2.85%, 5/6/2021	1,423,000	1,487,874
2.85%, 2/23/2023	450,000	466,191
3.20%, 5/13/2025	200,000	209,449
3.25%, 2/23/2026	1,935,000	2,020,827
3.45%, 5/6/2024	945,000	1,007,282
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	279,618
Computer Sciences Corp. 4.45%, 9/15/2022 (a)	275,000	283,444
EMC Corp.:
1.88%, 6/1/2018	820,000	800,130
2.65%, 6/1/2020	825,000	767,364
3.38%, 6/1/2023 (a)	1,151,000	984,039
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (c)	925,000	930,637
2.85%, 10/5/2018 (c)	1,048,000	1,064,337
3.60%, 10/15/2020 (c)	626,000	648,788
4.90%, 10/15/2025 (c)	1,408,000	1,444,603
HP, Inc.:
3.75%, 12/1/2020 (a)	425,000	440,518
4.05%, 9/15/2022 (a)	272,000	277,310
4.30%, 6/1/2021	650,000	672,585
4.38%, 9/15/2021	550,000	571,295
4.65%, 12/9/2021	650,000	684,216

International Business Machines Corp.:
1.13%, 2/6/2018	600,000	600,071
1.25%, 2/8/2018	100,000	100,240
1.63%, 5/15/2020	253,000	252,878
1.80%, 5/17/2019 (a)	1,150,000	1,159,919
1.88%, 5/15/2019	203,000	205,837
1.88%, 8/1/2022 (a)	621,000	616,143
1.95%, 2/12/2019 (a)	200,000	203,553
2.25%, 2/19/2021	550,000	560,560
2.88%, 11/9/2022	858,000	886,094
2.90%, 11/1/2021 (a)	450,000	471,122
3.38%, 8/1/2023	200,000	212,289
3.45%, 2/19/2026	400,000	419,693
3.63%, 2/12/2024	825,000	886,355
5.70%, 9/14/2017	914,000	975,271

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

7.63%, 10/15/2018	$953,000	$1,095,590
8.38%, 11/1/2019	200,000	246,092
Lexmark International, Inc.:
5.13%, 3/15/2020	590,000	616,092
6.65%, 6/1/2018	75,000	79,339
NetApp, Inc.:
2.00%, 12/15/2017	208,000	207,000
3.25%, 12/15/2022	100,000	96,728
3.38%, 6/15/2021	100,000	100,313
Seagate HDD Cayman:
3.75%, 11/15/2018 (a)	1,520,000	1,512,400
4.75%, 6/1/2023	200,000	165,000
4.75%, 1/1/2025	50,000	39,334

		38,133,889

LEISURE TIME — 0.1%
Carnival Corp.:
1.88%, 12/15/2017	274,000	275,544
3.95%, 10/15/2020	400,000	423,733
Harley-Davidson, Inc.
3.50%, 7/28/2025	275,000	287,322

		986,599

LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	122,546
4.85%, 3/15/2026 (a)	200,000	207,624
Marriott International, Inc.:
2.88%, 3/1/2021	190,000	191,867
3.00%, 3/1/2019	202,000	206,346
3.38%, 10/15/2020	242,000	250,995
3.75%, 10/1/2025	50,000	51,165
6.38%, 6/15/2017	150,000	158,721
Series N, 3.13%, 10/15/2021	100,000	101,555
Starwood Hotels & Resorts Worldwide, Inc.:
3.13%, 2/15/2023	15,000	15,037
3.75%, 3/15/2025	200,000	207,011
6.75%, 5/15/2018	250,000	272,697
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	99,928
3.90%, 3/1/2023	255,000	250,683
4.25%, 3/1/2022	80,000	82,203
5.10%, 10/1/2025	160,000	168,022
5.63%, 3/1/2021	350,000	382,375

		2,768,775

MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
Series G, 1.25%, 11/6/2017	400,000	401,020
Series GMTN, 1.50%, 2/23/2018	415,000	417,648
Series GMTN, 1.70%, 6/16/2018	286,000	288,678
Series MTN, 1.25%, 8/18/2017	474,000	475,046
Series MTN, 1.30%, 3/1/2018	76,000	76,131
Series MTN, 1.63%, 6/1/2017	154,000	155,044
Series MTN, 1.80%, 11/13/2018	265,000	268,682
Series MTN, 2.00%, 3/5/2020	200,000	201,684
Series MTN, 2.10%, 6/9/2019	839,000	856,835
Series MTN, 2.25%, 12/1/2019	82,000	83,991
Series MTN, 2.85%, 6/1/2022 (a)	112,000	115,802

Series MTN, 3.25%, 12/1/2024	200,000	206,972
Series MTN, 3.30%, 6/9/2024 (a)	200,000	207,654
Series MTN, 3.75%, 11/24/2023 (a)	150,000	160,770
Series MTN, 5.45%, 4/15/2018	231,000	250,137
Series MTN, 5.85%, 9/1/2017	100,000	106,426
Series MTN, 7.05%, 10/1/2018	148,000	168,009
Series MTN, 7.15%, 2/15/2019	400,000	460,657
Caterpillar, Inc.:
1.50%, 6/26/2017	867,000	872,433
2.60%, 6/26/2022	182,000	184,456
3.40%, 5/15/2024 (a)	269,000	282,587
3.90%, 5/27/2021	309,000	337,825
7.90%, 12/15/2018	300,000	349,939

		6,928,426

MACHINERY-DIVERSIFIED — 0.7%
Cummins, Inc. 3.65%, 10/1/2023	152,000	159,066
Deere & Co.:
2.60%, 6/8/2022	376,000	382,499
4.38%, 10/16/2019	282,000	308,883
Flowserve Corp. 3.50%, 9/15/2022 (a)	479,000	478,825
John Deere Capital Corp.:
1.20%, 10/10/2017	155,000	155,284
1.30%, 3/12/2018	415,000	415,490
1.70%, 1/15/2020	150,000	149,523
2.25%, 4/17/2019	166,000	169,613
2.55%, 1/8/2021 (a)	800,000	820,756
2.80%, 1/27/2023 (a)	100,000	101,341
Series 0014, 2.45%, 9/11/2020	150,000	153,583
Series MTN, 1.13%, 6/12/2017	226,000	226,232
Series MTN, 1.35%, 1/16/2018	252,000	252,719
Series MTN, 1.55%, 12/15/2017	100,000	100,710
Series MTN, 1.60%, 7/13/2018	179,000	180,089
Series MTN, 1.75%, 8/10/2018	100,000	100,952
Series MTN, 1.95%, 12/13/2018 (a)	197,000	200,026
Series MTN, 1.95%, 1/8/2019 (a)	241,000	243,499
Series MTN, 1.95%, 3/4/2019 (a)	100,000	101,094
Series MTN, 2.05%, 3/10/2020	176,000	177,285
Series MTN, 2.30%, 9/16/2019	309,000	315,560
Series MTN, 2.38%, 7/14/2020	150,000	152,812
Series MTN, 2.75%, 3/15/2022	160,000	164,282
Series MTN, 2.80%, 9/18/2017	261,000	267,278
Series MTN, 2.80%, 3/4/2021	200,000	207,210
Series MTN, 2.80%, 3/6/2023	400,000	407,579
Series MTN, 3.15%, 10/15/2021	100,000	104,997
Series MTN, 3.40%, 9/11/2025 (a)	250,000	262,074
Series MTN, 3.90%, 7/12/2021	150,000	163,214
Series MTN, 5.35%, 4/3/2018	140,000	151,019
Series MTN, 5.75%, 9/10/2018	188,000	207,761
Rockwell Automation, Inc.:
2.05%, 3/1/2020	320,000	323,462
2.88%, 3/1/2025	25,000	25,367
Roper Technologies, Inc.:
1.85%, 11/15/2017	80,000	80,078
2.05%, 10/1/2018	271,000	270,748

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 12/15/2020	$282,000	$287,163
3.13%, 11/15/2022	500,000	506,302
3.85%, 12/15/2025	75,000	77,500
6.25%, 9/1/2019	3,000	3,362
Wabtec Corp. 4.38%, 8/15/2023	100,000	104,934
Xylem, Inc. 4.88%, 10/1/2021	65,000	70,189

		9,030,360

MEDIA — 3.4%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	301,000	309,793
3.70%, 9/15/2024 (a)	1,449,000	1,526,202
3.70%, 10/15/2025	140,000	146,346
4.00%, 10/1/2023	250,000	268,697
4.50%, 2/15/2021	205,000	225,105
6.90%, 3/1/2019	280,000	318,373
CBS Corp.:
1.95%, 7/1/2017	100,000	100,198
2.30%, 8/15/2019	416,000	418,423
3.38%, 3/1/2022	468,000	484,327
3.50%, 1/15/2025	260,000	261,068
3.70%, 8/15/2024	16,000	16,414
4.30%, 2/15/2021	100,000	107,103
4.63%, 5/15/2018	250,000	263,894
5.75%, 4/15/2020	450,000	507,565
CCO Safari II LLC:
3.58%, 7/23/2020 (c)	966,000	983,921
4.46%, 7/23/2022 (c)	902,000	940,717
4.91%, 7/23/2025 (c)	1,761,000	1,861,754
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	636,000	896,923
Comcast Cable Communications LLC 8.88%, 5/1/2017	540,000	584,538
Comcast Corp.:
2.75%, 3/1/2023 (a)	600,000	619,271
2.85%, 1/15/2023	530,000	550,111
3.13%, 7/15/2022	246,000	259,930
3.15%, 3/1/2026	750,000	780,234
3.38%, 2/15/2025	100,000	106,398
3.38%, 8/15/2025	464,000	493,659
3.60%, 3/1/2024	151,000	163,154
5.15%, 3/1/2020	1,093,000	1,237,192
5.70%, 5/15/2018	561,000	613,010
5.70%, 7/1/2019	200,000	226,573
5.88%, 2/15/2018	731,000	793,523
6.30%, 11/15/2017	150,000	162,407
Discovery Communications LLC:
3.25%, 4/1/2023	157,000	149,098
3.30%, 5/15/2022	381,000	368,505
3.45%, 3/15/2025	50,000	47,282
4.38%, 6/15/2021 (a)	250,000	260,232
4.90%, 3/11/2026	1,200,000	1,243,702
5.05%, 6/1/2020	531,000	566,727
5.63%, 8/15/2019	100,000	109,650
Grupo Televisa SAB:
6.00%, 5/15/2018 (a)	300,000	324,465
6.63%, 3/18/2025	200,000	238,487

Historic TW, Inc.:
6.88%, 6/15/2018	220,000	244,088
9.15%, 2/1/2023	300,000	400,171
McGraw-Hill Financial, Inc.:
3.30%, 8/14/2020	150,000	154,189
4.00%, 6/15/2025	750,000	779,548
4.40%, 2/15/2026	130,000	139,116
NBCUniversal Media LLC:
2.88%, 1/15/2023	701,000	726,010
4.38%, 4/1/2021	795,000	886,944
5.15%, 4/30/2020	517,000	586,214
RELX Capital, Inc.:
3.13%, 10/15/2022	127,000	126,761
8.63%, 1/15/2019	150,000	174,303
Scripps Networks Interactive, Inc.:
2.80%, 6/15/2020	260,000	258,900
3.90%, 11/15/2024	650,000	636,730
3.95%, 6/15/2025	100,000	97,476
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	96,906
Thomson Reuters Corp.:
1.65%, 9/29/2017	318,000	318,523
3.85%, 9/29/2024 (a)	150,000	154,995
3.95%, 9/30/2021 (a)	200,000	211,589
4.30%, 11/23/2023	200,000	213,922
6.50%, 7/15/2018	440,000	483,667
Time Warner Cable, Inc.:
4.00%, 9/1/2021	525,000	549,783
4.13%, 2/15/2021	300,000	315,700
5.00%, 2/1/2020	200,000	216,585
5.85%, 5/1/2017	830,000	864,167
6.75%, 7/1/2018	914,000	1,001,836
8.25%, 4/1/2019	825,000	959,582
8.75%, 2/14/2019	200,000	233,996
Time Warner Cos., Inc.:
7.25%, 10/15/2017	100,000	108,412
7.57%, 2/1/2024	179,000	226,643
Time Warner Entertainment Co. L.P.
8.38%, 3/15/2023	2,288,000	2,941,236
Time Warner, Inc.:
2.10%, 6/1/2019	766,000	767,964
3.40%, 6/15/2022	190,000	196,920
3.55%, 6/1/2024	330,000	337,232
3.60%, 7/15/2025 (a)	30,000	30,854
4.00%, 1/15/2022	250,000	267,898
4.70%, 1/15/2021	345,000	380,241
4.75%, 3/29/2021	411,000	454,635
4.88%, 3/15/2020	650,000	712,236
Viacom, Inc.:
2.20%, 4/1/2019	191,000	190,089
2.50%, 9/1/2018	127,000	127,926
2.75%, 12/15/2019	200,000	201,611
3.13%, 6/15/2022	350,000	331,328
3.25%, 3/15/2023 (a)	100,000	96,167
3.50%, 4/1/2017	198,000	201,146
3.88%, 12/15/2021	100,000	102,405
3.88%, 4/1/2024 (a)	376,000	374,491
4.25%, 9/1/2023	771,000	783,686
4.50%, 3/1/2021 (a)	357,000	383,721
6.13%, 10/5/2017	322,000	341,980

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Walt Disney Co.:
2.30%, 2/12/2021	$200,000	$205,982
2.75%, 8/16/2021	259,000	271,998
Series GMTN, 0.88%, 5/30/2017	287,000	286,789
Series GMTN, 1.50%, 9/17/2018 (a)	207,000	209,417
Series GMTN, 1.85%, 5/30/2019	634,000	646,443
Series GMTN, 2.15%, 9/17/2020 (a)	250,000	256,147
Series GMTN, 3.15%, 9/17/2025 (a)	250,000	267,886
Series MTN, 1.10%, 12/1/2017	222,000	222,738
Series MTN, 2.35%, 12/1/2022	326,000	333,352
Series MTN, 2.55%, 2/15/2022	150,000	155,333
Series MTN, 3.75%, 6/1/2021	207,000	225,683
Series MTN, 5.50%, 3/15/2019	1,025,000	1,153,059

		44,160,320

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
1.25%, 1/15/2018	613,000	612,583
2.25%, 6/15/2020	250,000	253,881
2.50%, 1/15/2023 (a)	202,000	202,315
3.25%, 6/15/2025	351,000	365,583
Timken Co. 3.88%, 9/1/2024	105,000	103,816

		1,538,178

MINING — 0.8%
Barrick Gold Corp. 4.10%, 5/1/2023	131,000	127,972
Barrick North America Finance LLC 4.40%, 5/30/2021	525,000	534,515
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018 (a)	250,000	250,374
2.88%, 2/24/2022	235,000	233,332
3.25%, 11/21/2021	293,000	300,490
3.85%, 9/30/2023 (a)	954,000	983,222
6.50%, 4/1/2019	752,000	842,689
Goldcorp, Inc.:
2.13%, 3/15/2018	189,000	186,452
3.63%, 6/9/2021	550,000	554,224
3.70%, 3/15/2023	500,000	489,952
Newmont Mining Corp. 3.50%, 3/15/2022 (a)	518,000	513,678
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	683,000	678,685
2.25%, 12/14/2018	335,000	334,660
2.88%, 8/21/2022	361,000	347,033
3.50%, 3/22/2022	319,000	317,178
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	200,000	206,358
3.75%, 9/20/2021	500,000	517,328
3.75%, 6/15/2025 (a)	350,000	342,668
4.13%, 5/20/2021 (a)	380,000	401,925
6.50%, 7/15/2018	771,000	841,169
9.00%, 5/1/2019	850,000	1,009,719
Southern Copper Corp.:
3.50%, 11/8/2022	189,000	178,605
3.88%, 4/23/2025 (a)	120,000	114,900
5.38%, 4/16/2020	125,000	133,125

		10,440,253

MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
Series MTN, 1.00%, 6/26/2017	233,000	233,319
Series MTN, 1.38%, 8/7/2018	250,000	252,064
Series MTN, 1.63%, 6/15/2019	526,000	532,747
Series MTN, 2.00%, 8/7/2020	100,000	102,068
Series MTN, 2.00%, 6/26/2022	487,000	498,310
Series MTN, 3.00%, 8/7/2025	101,000	107,406
Carlisle Cos., Inc. 3.75%, 11/15/2022	25,000	25,777
Crane Co. 2.75%, 12/15/2018	200,000	202,668
Dover Corp. 4.30%, 3/1/2021	300,000	328,679
Eaton Corp.:
1.50%, 11/2/2017	504,000	503,303
2.75%, 11/2/2022	469,000	468,799
6.95%, 3/20/2019	150,000	170,856
Eaton Electric Holdings LLC:
3.88%, 12/15/2020	150,000	159,120
6.10%, 7/1/2017	300,000	316,485
General Electric Co.:
2.70%, 10/9/2022	1,200,000	1,250,602
3.38%, 3/11/2024	216,000	233,031
4.38%, 9/16/2020	315,000	350,930
5.25%, 12/6/2017	2,223,000	2,382,412
5.50%, 1/8/2020	30,000	34,314
Series GMTN, 1.60%, 11/20/2017	84,000	84,900
Hexcel Corp. 4.70%, 8/15/2025	50,000	50,058
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	177,511
3.38%, 9/15/2021	545,000	580,296
3.50%, 3/1/2024	89,000	95,471
6.25%, 4/1/2019	250,000	283,954
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	203,544
4.25%, 6/15/2023	400,000	427,779
6.88%, 8/15/2018	442,000	488,751
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	68,000	69,659
Parker-Hannifin Corp.:
3.50%, 9/15/2022	125,000	133,509
Series MTN, 3.30%, 11/21/2024	196,000	205,467
Pentair Finance SA:
1.88%, 9/15/2017	300,000	298,873
2.90%, 9/15/2018	175,000	175,459
3.15%, 9/15/2022	272,000	264,896
3.63%, 9/15/2020	125,000	125,998
5.00%, 5/15/2021	150,000	158,917
Textron, Inc. 5.95%, 9/21/2021	250,000	283,643
Trinity Industries, Inc. 4.55%, 10/1/2024	100,000	84,308
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,291
3.50%, 2/3/2022	122,000	126,987
3.70%, 2/15/2026	500,000	519,126
6.55%, 10/1/2017	221,000	236,848
Tyco International Finance SA
3.90%, 2/14/2026	250,000	257,201

		13,526,336

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
4.63%, 3/15/2024 (a)	$208,000	$206,643
4.75%, 5/15/2018 (a)	100,000	104,750
6.25%, 3/15/2019 (a)	135,000	147,857
Series MTN, 5.75%, 9/15/2017	150,000	156,730
Xerox Corp.:
2.75%, 9/1/2020	150,000	139,264
2.80%, 5/15/2020	300,000	280,922
3.50%, 8/20/2020	200,000	192,059
3.80%, 5/15/2024	20,000	17,876
4.50%, 5/15/2021	255,000	256,066
5.63%, 12/15/2019	250,000	258,916
6.35%, 5/15/2018 (a)	346,000	365,895

		2,126,978

OIL & GAS — 5.8%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	200,000	178,735
4.85%, 3/15/2021	500,000	509,625
5.55%, 3/15/2026	500,000	507,361
6.38%, 9/15/2017	763,000	797,335
6.95%, 6/15/2019	155,000	166,369
8.70%, 3/15/2019 (a)	157,000	174,819
Apache Corp.:
2.63%, 1/15/2023	225,000	200,743
3.25%, 4/15/2022	534,000	512,503
3.63%, 2/1/2021	340,000	336,974
6.90%, 9/15/2018	150,000	161,865
BP Capital Markets PLC:
1.38%, 11/6/2017	402,000	400,966
1.38%, 5/10/2018	439,000	436,160
1.67%, 2/13/2018	240,000	240,155
1.85%, 5/5/2017	415,000	416,603
2.24%, 5/10/2019	211,000	213,035
2.24%, 9/26/2018	306,000	309,726
2.32%, 2/13/2020	300,000	301,746
2.50%, 11/6/2022	719,000	701,540
2.52%, 1/15/2020	689,000	698,068
2.75%, 5/10/2023	556,000	545,963
3.06%, 3/17/2022	350,000	354,866
3.25%, 5/6/2022	528,000	539,381
3.51%, 3/17/2025 (a)	357,000	363,107
3.54%, 11/4/2024	525,000	534,785
3.56%, 11/1/2021	630,000	661,033
3.81%, 2/10/2024 (a)	500,000	521,734
3.99%, 9/26/2023	200,000	212,083
4.50%, 10/1/2020	802,000	874,976
4.74%, 3/11/2021	355,000	392,547
4.75%, 3/10/2019	375,000	404,698
British Transco Finance, Inc. 6.63%, 6/1/2018	825,000	910,335
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	406,000	393,820
3.45%, 11/15/2021	190,000	174,800
3.80%, 4/15/2024	81,000	72,334
3.90%, 2/1/2025	215,000	193,094
5.70%, 5/15/2017	523,000	534,148
5.90%, 2/1/2018	272,000	282,880

Chevron Corp.:
1.10%, 12/5/2017	350,000	349,799
1.34%, 11/9/2017	400,000	401,304
1.35%, 11/15/2017	171,000	171,566
1.37%, 3/2/2018	570,000	570,824
1.72%, 6/24/2018	1,196,000	1,205,576
1.79%, 11/16/2018 (a)	581,000	586,241
1.96%, 3/3/2020	406,000	409,062
2.19%, 11/15/2019	400,000	407,912
2.36%, 12/5/2022	881,000	883,515
2.41%, 3/3/2022	9,000	9,099
2.42%, 11/17/2020	500,000	512,191
2.43%, 6/24/2020	400,000	409,865
3.19%, 6/24/2023 (a)	1,028,000	1,057,668
3.33%, 11/17/2025 (a)	650,000	670,759
4.95%, 3/3/2019	410,000	449,479
Cimarex Energy Co.:
4.38%, 6/1/2024	300,000	292,758
5.88%, 5/1/2022	330,000	340,444
ConocoPhillips:
5.20%, 5/15/2018	218,000	230,604
6.00%, 1/15/2020 (a)	451,000	499,828
6.65%, 7/15/2018	125,000	136,206
ConocoPhillips Co.:
1.05%, 12/15/2017	251,000	246,034
1.50%, 5/15/2018	385,000	378,744
2.20%, 5/15/2020	22,000	21,483
2.40%, 12/15/2022	486,000	456,871
2.88%, 11/15/2021 (a)	200,000	195,094
3.35%, 11/15/2024 (a)	200,000	190,396
3.35%, 5/15/2025 (a)	250,000	239,263
4.20%, 3/15/2021	1,150,000	1,201,128
4.95%, 3/15/2026	1,150,000	1,202,865
5.75%, 2/1/2019	2,041,000	2,211,617
Devon Energy Corp.:
2.25%, 12/15/2018	500,000	465,000
3.25%, 5/15/2022	309,000	258,015
4.00%, 7/15/2021 (a)	50,000	44,000
5.85%, 12/15/2025 (a)	390,000	376,427
6.30%, 1/15/2019 (a)	451,000	451,000
Encana Corp. 3.90%, 11/15/2021	200,000	175,260
EOG Resources, Inc.:
2.45%, 4/1/2020	251,000	248,571
2.63%, 3/15/2023 (a)	455,000	431,038
3.15%, 4/1/2025	100,000	96,687
4.10%, 2/1/2021	300,000	316,714
4.15%, 1/15/2026 (a)	500,000	518,592
4.40%, 6/1/2020 (a)	500,000	531,099
5.63%, 6/1/2019	200,000	218,170
5.88%, 9/15/2017	23,000	24,208
EQT Corp.:
4.88%, 11/15/2021	715,000	680,087
6.50%, 4/1/2018	27,000	27,675
8.13%, 6/1/2019	200,000	214,000
Exxon Mobil Corp.:
1.31%, 3/6/2018	687,000	689,834
1.44%, 3/1/2018	1,425,000	1,435,804
1.71%, 3/1/2019	1,650,000	1,670,832
1.82%, 3/15/2019	483,000	489,832

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.91%, 3/6/2020	$363,000	$366,437
2.22%, 3/1/2021	1,560,000	1,589,113
2.40%, 3/6/2022	395,000	400,115
2.71%, 3/6/2025	255,000	256,083
2.73%, 3/1/2023	1,170,000	1,191,422
3.04%, 3/1/2026	1,300,000	1,332,821
3.18%, 3/15/2024	403,000	418,149
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	49,516
Hess Corp.:
1.30%, 6/15/2017	300,000	293,250
3.50%, 7/15/2024	80,000	72,523
8.13%, 2/15/2019	400,000	435,000
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	149,355
4.00%, 4/15/2024	500,000	467,500
7.25%, 12/15/2019	275,000	305,030
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	105,540
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	169,000
2.80%, 11/1/2022	524,000	429,680
3.85%, 6/1/2025 (a)	350,000	281,750
5.90%, 3/15/2018 (a)	125,000	124,375
6.00%, 10/1/2017	300,000	301,500
Marathon Petroleum Corp.:
2.70%, 12/14/2018	218,000	216,374
3.40%, 12/15/2020	250,000	244,065
3.63%, 9/15/2024 (a)	400,000	364,150
5.13%, 3/1/2021	450,000	469,176
Nabors Industries, Inc.:
4.63%, 9/15/2021	400,000	326,000
5.10%, 9/15/2023 (a)	115,000	89,125
6.15%, 2/15/2018	4,000	3,920
9.25%, 1/15/2019	674,000	677,370
Noble Energy, Inc.:
3.90%, 11/15/2024	50,000	47,074
4.15%, 12/15/2021	440,000	433,400
5.63%, 5/1/2021	104,000	103,480
8.25%, 3/1/2019	865,000	947,175
Noble Holding International, Ltd.:
3.95%, 3/15/2022	250,000	152,500
Occidental Petroleum Corp.:
1.50%, 2/15/2018	81,000	80,794
2.60%, 4/15/2022	400,000	403,814
2.70%, 2/15/2023 (a)	252,000	248,350
3.13%, 2/15/2022	230,000	237,412
3.40%, 4/15/2026	250,000	252,832
3.50%, 6/15/2025 (a)	150,000	153,667
Series 1, 4.10%, 2/1/2021	515,000	556,110
Petro-Canada
6.05%, 5/15/2018	385,000	408,233
Phillips 66:
2.95%, 5/1/2017	665,000	675,402
4.30%, 4/1/2022	800,000	851,880
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	150,000	149,145
3.95%, 7/15/2022	271,000	272,345
6.88%, 5/1/2018	200,000	214,532
7.50%, 1/15/2020	300,000	338,159

Sasol Financing International PLC 4.50%, 11/14/2022	165,000	160,581
Shell International Finance B.V.:
1.13%, 8/21/2017	491,000	489,898
1.25%, 11/10/2017	308,000	308,301
1.63%, 11/10/2018	600,000	601,321
1.90%, 8/10/2018	744,000	751,066
2.00%, 11/15/2018	467,000	471,915
2.13%, 5/11/2020	561,000	563,596
2.25%, 11/10/2020 (a)	683,000	688,762
2.25%, 1/6/2023 (a)	225,000	216,287
2.38%, 8/21/2022	454,000	449,154
3.25%, 5/11/2025	1,337,000	1,343,905
3.40%, 8/12/2023	450,000	460,785
4.30%, 9/22/2019	925,000	1,002,048
4.38%, 3/25/2020	600,000	652,930
Suncor Energy, Inc. 6.10%, 6/1/2018	581,000	617,370
Total Capital Canada, Ltd.:
1.45%, 1/15/2018	633,000	633,126
2.75%, 7/15/2023 (a)	313,000	311,273
Total Capital International SA:
1.55%, 6/28/2017	598,000	599,917
2.10%, 6/19/2019 (a)	250,000	252,992
2.13%, 1/10/2019 (a)	462,000	468,356
2.70%, 1/25/2023	219,000	217,861
2.75%, 6/19/2021 (a)	350,000	359,311
2.88%, 2/17/2022	350,000	357,957
3.70%, 1/15/2024	650,000	679,809
3.75%, 4/10/2024 (a)	314,000	329,906
Total Capital SA:
2.13%, 8/10/2018	566,000	573,657
4.13%, 1/28/2021 (a)	255,000	276,047
4.25%, 12/15/2021	100,000	110,048
4.45%, 6/24/2020	400,000	438,583
Valero Energy Corp.:
3.65%, 3/15/2025 (a)	300,000	294,729
6.13%, 6/15/2017	424,000	443,476
6.13%, 2/1/2020	170,000	185,188
9.38%, 3/15/2019	225,000	263,077
XTO Energy, Inc.:
5.50%, 6/15/2018	350,000	381,144
6.50%, 12/15/2018	250,000	283,097

		74,424,068

OIL & GAS SERVICES — 0.5%
Baker Hughes, Inc.:
3.20%, 8/15/2021	101,000	102,400
7.50%, 11/15/2018	523,000	586,282
Cameron International Corp.:
1.40%, 6/15/2017	75,000	74,167
4.50%, 6/1/2021	100,000	105,141
6.38%, 7/15/2018	375,000	412,059
FMC Technologies, Inc. 3.45%, 10/1/2022	248,000	220,567
Halliburton Co.:
2.00%, 8/1/2018 (a)	100,000	100,354
2.70%, 11/15/2020	424,000	429,310
3.25%, 11/15/2021 (a)	777,000	799,931

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.38%, 11/15/2022	$377,000	$382,870
3.50%, 8/1/2023	100,000	100,100
3.80%, 11/15/2025	633,000	631,261
5.90%, 9/15/2018	225,000	245,989
6.15%, 9/15/2019	225,000	253,889
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	168,000	161,280
2.60%, 12/1/2022 (a)	1,368,000	1,155,390
Oceaneering International, Inc. 4.65%, 11/15/2024	350,000	294,696
Schlumberger Investment SA 3.65%, 12/1/2023	401,000	417,295

		6,472,981

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	300,000	321,001
Packaging Corp. of America:
3.65%, 9/15/2024	600,000	594,221
4.50%, 11/1/2023	58,000	60,828
WestRock RKT Co.:
4.00%, 3/1/2023	250,000	253,896
4.90%, 3/1/2022	500,000	534,156

		1,764,102

PHARMACEUTICALS — 4.9%
Abbott Laboratories:
2.00%, 3/15/2020	102,000	102,943
2.55%, 3/15/2022	400,000	405,379
2.95%, 3/15/2025	752,000	758,699
4.13%, 5/27/2020 (a)	400,000	436,113
AbbVie, Inc.:
1.75%, 11/6/2017	1,471,000	1,477,045
1.80%, 5/14/2018	1,309,000	1,313,382
2.00%, 11/6/2018	417,000	419,756
2.50%, 5/14/2020	1,509,000	1,531,829
2.90%, 11/6/2022	2,716,000	2,747,443
3.20%, 11/6/2022	322,000	330,355
3.60%, 5/14/2025	450,000	471,106
Actavis Funding SCS:
1.30%, 6/15/2017	388,000	386,667
2.35%, 3/12/2018	1,418,000	1,434,529
2.45%, 6/15/2019	200,000	202,681
3.00%, 3/12/2020	1,659,000	1,698,184
3.45%, 3/15/2022	900,000	930,736
3.80%, 3/15/2025	1,840,000	1,911,419
3.85%, 6/15/2024	250,000	261,082
Actavis, Inc.:
1.88%, 10/1/2017	401,000	402,697
3.25%, 10/1/2022	575,000	587,866
Allergan, Inc. 2.80%, 3/15/2023	405,000	394,127
AmerisourceBergen Corp.:
1.15%, 5/15/2017	410,000	408,687
3.25%, 3/1/2025	38,000	38,477
3.40%, 5/15/2024 (a)	150,000	153,291
3.50%, 11/15/2021	170,000	178,874
4.88%, 11/15/2019	250,000	274,385
AstraZeneca PLC:
1.75%, 11/16/2018	300,000	303,174
1.95%, 9/18/2019	543,000	548,175
2.38%, 11/16/2020	847,000	860,694

3.38%, 11/16/2025	1,000,000	1,035,026
5.90%, 9/15/2017	936,000	998,742
Baxalta, Inc.:
2.00%, 6/22/2018 (c)	85,000	84,288
2.88%, 6/23/2020 (c)	760,000	756,027
3.60%, 6/23/2022 (c)	200,000	203,193
4.00%, 6/23/2025 (c)	695,000	707,390
Bristol-Myers Squibb Co.:
0.88%, 8/1/2017	261,000	260,953
1.75%, 3/1/2019	200,000	203,053
2.00%, 8/1/2022	316,000	316,803
3.25%, 11/1/2023	425,000	454,964
7.15%, 6/15/2023 (a)	186,000	242,212
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	100,310
1.90%, 6/15/2017	270,000	271,805
1.95%, 6/15/2018	253,000	254,973
2.40%, 11/15/2019	100,000	101,862
3.20%, 3/15/2023	150,000	153,443
3.50%, 11/15/2024	100,000	103,798
4.63%, 12/15/2020	50,000	55,374
Eli Lilly & Co.:
1.25%, 3/1/2018	371,000	371,081
1.95%, 3/15/2019	49,000	49,755
2.75%, 6/1/2025	200,000	204,554
Express Scripts Holding Co.:
1.25%, 6/2/2017	761,000	758,462
2.25%, 6/15/2019	600,000	601,551
3.30%, 2/25/2021 (a)	155,000	158,772
3.50%, 6/15/2024	170,000	168,628
3.90%, 2/15/2022	202,000	210,533
4.50%, 2/25/2026	500,000	518,475
4.75%, 11/15/2021	350,000	380,386
7.25%, 6/15/2019	60,000	68,993
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	821,000	826,496
2.85%, 5/8/2022	1,115,000	1,162,200
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	362,000	373,962
5.65%, 5/15/2018	1,342,000	1,467,093
Johnson & Johnson:
1.13%, 11/21/2017	299,000	300,392
1.13%, 3/1/2019	310,000	310,527
1.65%, 12/5/2018	144,000	146,128
1.65%, 3/1/2021	500,000	501,693
1.88%, 12/5/2019	100,000	102,364
2.05%, 3/1/2023	500,000	503,139
2.45%, 3/1/2026	750,000	752,965
2.95%, 9/1/2020	330,000	349,545
3.38%, 12/5/2023	200,000	220,468
5.15%, 7/15/2018	553,000	604,290
5.55%, 8/15/2017	464,000	493,431
McKesson Corp.:
1.40%, 3/15/2018	442,000	439,558
2.28%, 3/15/2019	40,000	40,364
2.70%, 12/15/2022	100,000	99,348
2.85%, 3/15/2023	100,000	98,853
3.80%, 3/15/2024	596,000	621,591
4.75%, 3/1/2021	150,000	165,080

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

7.50%, 2/15/2019 (a)	$305,000	$351,443
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	155,000	158,995
4.13%, 11/15/2025 (a)	245,000	260,083
4.90%, 11/1/2019	179,000	195,785
Medco Health Solutions, Inc.:
4.13%, 9/15/2020	50,000	53,065
7.13%, 3/15/2018	621,000	680,619
Merck & Co., Inc.:
1.10%, 1/31/2018	439,000	439,886
1.30%, 5/18/2018	399,000	400,772
1.85%, 2/10/2020	350,000	355,141
2.35%, 2/10/2022	425,000	433,015
2.40%, 9/15/2022	257,000	262,114
2.75%, 2/10/2025	2,040,000	2,086,606
2.80%, 5/18/2023	775,000	806,355
3.88%, 1/15/2021	400,000	437,721
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	435,000	485,039
Mylan NV:
3.00%, 12/15/2018 (c)	220,000	221,772
3.75%, 12/15/2020 (c)	350,000	357,342
Mylan, Inc.:
2.55%, 3/28/2019	200,000	198,770
2.60%, 6/24/2018	220,000	220,288
Novartis Capital Corp.:
2.40%, 9/21/2022	633,000	646,094
3.00%, 11/20/2025	1,150,000	1,196,473
3.40%, 5/6/2024 (a)	727,000	779,426
4.40%, 4/24/2020	200,000	221,473
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	1,280,000	1,414,421
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	51,407
Perrigo Co. PLC 4.00%, 11/15/2023	250,000	253,768
Perrigo Finance PLC:
3.50%, 12/15/2021	200,000	203,970
3.90%, 12/15/2024	300,000	299,241
Perrigo Finance Unlimited Co.:
3.50%, 3/15/2021	500,000	513,839
4.38%, 3/15/2026	200,000	206,572
Pfizer, Inc.:
1.10%, 5/15/2017	528,000	528,361
1.50%, 6/15/2018	588,000	595,190
2.10%, 5/15/2019	300,000	306,710
3.00%, 6/15/2023	452,000	474,918
3.40%, 5/15/2024	200,000	214,157
6.20%, 3/15/2019	1,483,000	1,685,344
Pharmacia Corp. 6.50%, 12/1/2018	300,000	339,579
Sanofi:
1.25%, 4/10/2018	540,000	541,743
4.00%, 3/29/2021 (a)	854,000	936,633
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022	265,000	263,284
Series 2, 3.65%, 11/10/2021	440,000	460,280
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	209,218

Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	200,000	199,194
Wyeth LLC:
5.45%, 4/1/2017	68,000	71,081
6.45%, 2/1/2024	340,000	424,453
7.25%, 3/1/2023	100,000	126,480
Zoetis, Inc.:
1.88%, 2/1/2018	159,000	158,676
3.25%, 2/1/2023	853,000	840,930
3.45%, 11/13/2020	175,000	179,758
4.50%, 11/13/2025 (a)	300,000	318,024

		63,410,196

PIPELINES — 2.8%
ANR Pipeline Co. 9.63%, 11/1/2021 (a)	250,000	321,074
Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	300,000	267,879
5.75%, 9/15/2019	150,000	148,500
Buckeye Partners L.P.:
2.65%, 11/15/2018	150,000	147,000
4.15%, 7/1/2023 (a)	375,000	328,939
4.35%, 10/15/2024	40,000	35,679
4.88%, 2/1/2021	490,000	492,450
Columbia Pipeline Group, Inc.:
2.45%, 6/1/2018 (c)	500,000	493,500
3.30%, 6/1/2020 (c)	350,000	346,360
4.50%, 6/1/2025 (c)	375,000	372,643
El Paso Natural Gas Co. LLC:
5.95%, 4/15/2017	225,000	231,763
8.63%, 1/15/2022	250,000	282,742
Enable Midstream Partners L.P.:
2.40%, 5/15/2019 (a)	10,000	8,600
3.90%, 5/15/2024	315,000	249,638
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	83,000	78,095
4.38%, 10/15/2020	75,000	72,241
5.20%, 3/15/2020	475,000	471,861
9.88%, 3/1/2019	400,000	443,403
Enbridge, Inc.:
3.50%, 6/10/2024 (a)	200,000	177,741
4.00%, 10/1/2023 (a)	200,000	190,216
5.60%, 4/1/2017	250,000	256,386
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	357,000	341,828
3.60%, 2/1/2023	525,000	452,938
4.05%, 3/15/2025	200,000	176,019
4.15%, 10/1/2020	200,000	192,000
4.65%, 6/1/2021	228,000	218,880
4.75%, 1/15/2026	705,000	643,633
5.20%, 2/1/2022	259,000	244,755
6.70%, 7/1/2018	429,000	445,088
Enterprise Products Operating LLC:
1.65%, 5/7/2018	329,000	324,383
2.55%, 10/15/2019 (a)	200,000	199,558
3.35%, 3/15/2023	258,000	253,841
3.70%, 2/15/2026	100,000	98,661
3.75%, 2/15/2025	404,000	402,057
3.90%, 2/15/2024	100,000	100,894

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.05%, 2/15/2022	$150,000	$155,900
5.20%, 9/1/2020	350,000	381,516
5.25%, 1/31/2020	100,000	108,431
Series B, 7.03%, 1/15/2068 (e)	300,000	297,750
Series L, 6.30%, 9/15/2017	336,000	355,681
Series N, 6.50%, 1/31/2019	625,000	690,793
EQT Midstream Partners L.P.
4.00%, 8/1/2024	230,000	199,013
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	175,000	171,406
3.45%, 2/15/2023	225,000	203,281
3.50%, 3/1/2021	750,000	722,696
3.50%, 9/1/2023	175,000	157,039
3.95%, 9/1/2022	1,100,000	1,048,444
4.15%, 3/1/2022	150,000	146,102
4.25%, 9/1/2024	900,000	840,299
4.30%, 5/1/2024	200,000	187,808
5.00%, 10/1/2021	200,000	204,107
5.30%, 9/15/2020	350,000	362,512
5.95%, 2/15/2018	327,000	342,968
6.50%, 4/1/2020	200,000	214,442
6.85%, 2/15/2020	165,000	178,890
9.00%, 2/1/2019	150,000	170,036
Kinder Morgan, Inc.:
2.00%, 12/1/2017 (a)	282,000	277,047
3.05%, 12/1/2019	369,000	361,432
4.30%, 6/1/2025 (a)	25,000	23,664
7.00%, 6/15/2017	17,000	17,749
7.25%, 6/1/2018	100,000	107,236
Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	330,000	311,862
4.25%, 2/1/2021	103,000	108,242
5.00%, 3/1/2026	250,000	269,175
6.55%, 7/15/2019	150,000	167,470
MPLX L.P.:
4.00%, 2/15/2025	75,000	64,500
4.50%, 7/15/2023 (c)	200,000	184,000
4.88%, 12/1/2024 (c)	200,000	183,500
4.88%, 6/1/2025 (c)	400,000	366,000
5.50%, 2/15/2023 (c)	900,000	859,500
ONEOK Partners L.P.:
3.20%, 9/15/2018	465,000	447,552
3.38%, 10/1/2022	730,000	649,700
3.80%, 3/15/2020 (a)	50,000	47,530
4.90%, 3/15/2025 (a)	50,000	46,611
8.63%, 3/1/2019	150,000	161,250
Panhandle Eastern Pipe Line Co. L.P.:
6.20%, 11/1/2017	150,000	153,760
7.00%, 6/15/2018	300,000	316,596
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	72,284
3.61%, 2/15/2025	75,000	67,653
Plains All American Pipeline L.P. / PAA Finance Corp.:
2.60%, 12/15/2019	125,000	115,625
2.85%, 1/31/2023	100,000	84,645
3.60%, 11/1/2024	438,000	375,316
3.85%, 10/15/2023	174,000	154,158
5.00%, 2/1/2021 (a)	75,000	74,087

5.75%, 1/15/2020 (a)	250,000	254,334
8.75%, 5/1/2019	550,000	602,250
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	530,000	485,344
6.50%, 5/1/2018	9,000	9,270
Regency Energy Partners L.P. / Regency Energy Finance Corp.:
5.00%, 10/1/2022	411,000	384,285
5.88%, 3/1/2022	700,000	679,000
6.50%, 7/15/2021	25,000	25,000
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (c)	250,000	257,119
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 6/15/2021	350,000	348,260
Spectra Energy Capital LLC:
3.30%, 3/15/2023	144,000	125,253
6.20%, 4/15/2018	227,000	237,640
8.00%, 10/1/2019	450,000	490,665
Spectra Energy Partners L.P.:
2.95%, 9/25/2018	159,000	159,962
3.50%, 3/15/2025	300,000	290,249
4.75%, 3/15/2024	300,000	318,192
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	310,000	273,831
4.25%, 4/1/2024	50,000	45,442
4.40%, 4/1/2021	150,000	148,830
5.95%, 12/1/2025 (a)	230,000	232,730
TC PipeLines L.P. 4.38%, 3/13/2025	350,000	310,286
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	300,000	313,238
TransCanada PipeLines, Ltd.:
1.63%, 11/9/2017	354,000	353,365
1.88%, 1/12/2018 (a)	226,000	224,181
2.50%, 8/1/2022	257,000	243,112
3.13%, 1/15/2019	126,000	127,883
3.75%, 10/16/2023	1,000,000	1,004,208
3.80%, 10/1/2020 (a)	197,000	203,950
4.88%, 1/15/2026	200,000	210,779
6.50%, 8/15/2018 (a)	599,000	650,388
7.13%, 1/15/2019	150,000	167,213
Western Gas Partners L.P.:
2.60%, 8/15/2018	250,000	238,750
3.95%, 6/1/2025	25,000	21,375
4.00%, 7/1/2022	256,000	227,840
5.38%, 6/1/2021	659,000	632,640
Williams Partners L.P.:
3.35%, 8/15/2022	220,000	176,000
3.60%, 3/15/2022	250,000	203,750
3.90%, 1/15/2025	275,000	220,000
4.00%, 11/15/2021	355,000	305,300
4.00%, 9/15/2025	405,000	324,000
4.13%, 11/15/2020 (a)	150,000	134,250
4.30%, 3/4/2024 (a)	595,000	490,875
4.50%, 11/15/2023	450,000	375,750
5.25%, 3/15/2020	550,000	525,250

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Williams Partners L.P. / ACMP Finance Corp.:
4.88%, 5/15/2023	$100,000	$86,750
4.88%, 3/15/2024	308,000	263,340
6.13%, 7/15/2022	408,000	377,693

		36,498,325

REAL ESTATE — 0.2%
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	350,000	359,021
4.13%, 7/1/2024	100,000	103,381
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	330,000	335,157
CBRE Services, Inc. 5.00%, 3/15/2023	125,000	127,716
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	102,758
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	271,000	276,001
Prologis L.P.:
3.35%, 2/1/2021	250,000	259,622
3.75%, 11/1/2025	335,000	348,285
4.25%, 8/15/2023	300,000	322,812

		2,234,753

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
Alexandria Real Estate Equities, Inc.:
3.90%, 6/15/2023	250,000	253,285
4.30%, 1/15/2026	94,000	95,955
4.60%, 4/1/2022	200,000	212,373
American Tower Corp.:
2.80%, 6/1/2020	150,000	150,246
3.30%, 2/15/2021	150,000	152,612
3.40%, 2/15/2019	220,000	225,909
3.45%, 9/15/2021	124,000	126,243
3.50%, 1/31/2023	300,000	303,927
4.00%, 6/1/2025	350,000	361,568
4.40%, 2/15/2026 (a)	43,000	45,724
4.50%, 1/15/2018	767,000	798,879
4.70%, 3/15/2022	75,000	81,026
5.00%, 2/15/2024	656,000	722,035
5.05%, 9/1/2020	300,000	325,812
5.90%, 11/1/2021	450,000	511,487
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	202,191
Series GMTN, 3.45%, 6/1/2025	100,000	102,836
Series GMTN, 3.50%, 11/15/2024	50,000	51,637
Series GMTN, 3.50%, 11/15/2025	200,000	206,399
Series GMTN, 3.63%, 10/1/2020	150,000	157,343
Series GMTN, 4.20%, 12/15/2023	200,000	216,154
Series GMTN, 6.10%, 3/15/2020	100,000	114,668
Boston Properties L.P.:
3.13%, 9/1/2023	350,000	349,788
3.65%, 2/1/2026	226,000	233,314
3.70%, 11/15/2018	457,000	476,707
3.85%, 2/1/2023	516,000	540,328
4.13%, 5/15/2021	248,000	265,709
5.63%, 11/15/2020	150,000	169,255
5.88%, 10/15/2019	446,000	497,589

Brandywine Operating Partnership L.P.:
4.95%, 4/15/2018	200,000	208,369
5.70%, 5/1/2017	135,000	139,971
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	70,000	64,145
3.88%, 8/15/2022	155,000	151,297
Camden Property Trust:
2.95%, 12/15/2022	300,000	298,060
3.50%, 9/15/2024	50,000	50,235
4.63%, 6/15/2021	50,000	54,662
CBL & Associates L.P. 5.25%, 12/1/2023	763,000	724,403
Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/2025	50,000	50,060
Corporate Office Properties L.P.:
3.60%, 5/15/2023	100,000	93,784
3.70%, 6/15/2021	150,000	148,544
5.00%, 7/1/2025	200,000	200,945
5.25%, 2/15/2024	300,000	309,808
Crown Castle International Corp.:
3.40%, 2/15/2021	415,000	422,776
4.45%, 2/15/2026	500,000	519,682
4.88%, 4/15/2022	930,000	985,800
CubeSmart L.P.:
4.00%, 11/15/2025	150,000	152,535
4.38%, 12/15/2023	100,000	105,134
DDR Corp.:
3.38%, 5/15/2023	300,000	289,663
3.50%, 1/15/2021	100,000	101,249
3.63%, 2/1/2025	165,000	159,425
4.25%, 2/1/2026	64,000	64,835
4.63%, 7/15/2022	245,000	259,790
7.50%, 4/1/2017	100,000	105,585
7.88%, 9/1/2020	25,000	29,997
Digital Realty Trust L.P.:
3.40%, 10/1/2020	150,000	152,735
3.63%, 10/1/2022	288,000	285,008
3.95%, 7/1/2022	100,000	101,584
5.25%, 3/15/2021	350,000	384,218
Duke Realty L.P.:
3.88%, 2/15/2021	250,000	257,793
3.88%, 10/15/2022	300,000	307,041
4.38%, 6/15/2022	250,000	262,944
EPR Properties:
4.50%, 4/1/2025	100,000	96,877
5.75%, 8/15/2022	300,000	322,247
Equity Commonwealth 6.25%, 6/15/2017	100,000	102,610
ERP Operating L.P.:
2.38%, 7/1/2019	298,000	301,267
3.00%, 4/15/2023	200,000	202,041
3.38%, 6/1/2025	111,000	113,501
4.63%, 12/15/2021	92,000	101,878
4.75%, 7/15/2020	44,000	48,034
5.75%, 6/15/2017	67,000	70,522
Essex Portfolio L.P.:
3.38%, 1/15/2023	85,000	84,696
3.88%, 5/1/2024	475,000	487,642

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Federal Realty Investment Trust:
2.55%, 1/15/2021	$183,000	$184,971
3.00%, 8/1/2022	100,000	101,915
Government Properties Income Trust
3.75%, 8/15/2019	800,000	816,998
HCP, Inc.:
3.15%, 8/1/2022	100,000	96,330
3.40%, 2/1/2025	282,000	258,924
3.75%, 2/1/2019	300,000	309,207
3.88%, 8/15/2024 (a)	399,000	383,526
4.00%, 12/1/2022	750,000	751,828
4.00%, 6/1/2025	250,000	239,160
4.25%, 11/15/2023	200,000	199,554
5.38%, 2/1/2021	375,000	409,437
Series MTN, 6.70%, 1/30/2018	306,000	330,628
Healthcare Realty Trust, Inc. 3.88%, 5/1/2025	100,000	96,946
Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	100,000	100,317
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	299,179
3.63%, 1/15/2023	150,000	149,022
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	151,838
4.50%, 3/15/2025	250,000	240,466
4.65%, 3/15/2024	190,000	185,261
5.00%, 8/15/2022	624,000	647,837
5.25%, 2/15/2026 (a)	150,000	150,713
6.70%, 1/15/2018	300,000	314,934
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	400,000	415,417
Series D, 3.75%, 10/15/2023	220,000	213,878
Series E, 4.00%, 6/15/2025	355,000	343,440
Series F, 4.50%, 2/1/2026 (a)	39,000	39,199
Kilroy Realty L.P.:
4.38%, 10/1/2025	100,000	104,979
4.80%, 7/15/2018	250,000	262,403
Kimco Realty Corp.:
3.13%, 6/1/2023 (a)	300,000	296,590
3.20%, 5/1/2021	88,000	89,985
3.40%, 11/1/2022	150,000	152,540
5.70%, 5/1/2017	250,000	261,132
6.88%, 10/1/2019	100,000	115,244
Liberty Property L.P.:
4.13%, 6/15/2022	125,000	129,801
4.40%, 2/15/2024	200,000	208,766
4.75%, 10/1/2020	200,000	215,059
6.63%, 10/1/2017	406,000	432,439
Mack-Cali Realty L.P.:
2.50%, 12/15/2017	400,000	399,075
3.15%, 5/15/2023	100,000	87,466
4.50%, 4/18/2022	100,000	98,147
7.75%, 8/15/2019	350,000	383,870
Mid-America Apartments L.P.:
4.00%, 11/15/2025	300,000	305,072
4.30%, 10/15/2023	125,000	131,519
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	102,210
3.90%, 6/15/2024	150,000	152,734

4.00%, 11/15/2025	330,000	336,099
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	650,000	657,035
Rayonier, Inc. 3.75%, 4/1/2022	100,000	100,225
Realty Income Corp.:
2.00%, 1/31/2018	1,200,000	1,202,287
3.25%, 10/15/2022	150,000	149,500
3.88%, 7/15/2024	350,000	354,612
6.75%, 8/15/2019	400,000	454,418
Regency Centers L.P.:
3.75%, 6/15/2024	21,000	21,458
5.88%, 6/15/2017	113,000	118,549
Retail Opportunity Investments Partnership L.P.:
4.00%, 12/15/2024	250,000	237,876
5.00%, 12/15/2023	490,000	501,189
Retail Properties of America, Inc. 4.00%, 3/15/2025	50,000	47,171
Select Income REIT:
2.85%, 2/1/2018	550,000	551,038
3.60%, 2/1/2020	300,000	301,493
4.50%, 2/1/2025	350,000	329,628
Senior Housing Properties Trust:
3.25%, 5/1/2019	375,000	373,190
4.75%, 5/1/2024	150,000	145,258
Simon Property Group L.P.:
2.15%, 9/15/2017	558,000	563,736
2.20%, 2/1/2019	66,000	66,972
2.50%, 9/1/2020	150,000	152,341
2.50%, 7/15/2021	150,000	152,804
2.75%, 2/1/2023	150,000	149,219
3.30%, 1/15/2026 (a)	158,000	163,714
3.38%, 3/15/2022	468,000	493,303
3.38%, 10/1/2024	223,000	230,994
3.50%, 9/1/2025	205,000	214,269
3.75%, 2/1/2024	375,000	398,292
4.13%, 12/1/2021	175,000	192,048
4.38%, 3/1/2021	158,000	173,481
5.65%, 2/1/2020	461,000	520,494
10.35%, 4/1/2019	300,000	369,762
Tanger Properties L.P.:
3.75%, 12/1/2024	50,000	50,417
3.88%, 12/1/2023	150,000	154,298
6.13%, 6/1/2020	300,000	341,403
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	54,488
Series MTN, 3.75%, 7/1/2024	25,000	25,814
Series MTN, 4.00%, 10/1/2025	150,000	156,081
Series MTN, 4.25%, 6/1/2018	250,000	262,199
Ventas Realty L.P.:
1.25%, 4/17/2017	75,000	74,815
3.50%, 2/1/2025	295,000	289,401
4.13%, 1/15/2026	18,000	18,415
Ventas Realty L.P. / Ventas Capital Corp.:
2.00%, 2/15/2018	270,000	269,562
2.70%, 4/1/2020	225,000	225,348
3.25%, 8/15/2022	9,000	9,021
4.00%, 4/30/2019	228,000	239,105

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 3/1/2022	$443,000	$469,131
4.75%, 6/1/2021	500,000	545,528
Vornado Realty L.P. 5.00%, 1/15/2022	450,000	483,554
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	99,959
Weingarten Realty Investors:
3.38%, 10/15/2022	250,000	248,811
3.85%, 6/1/2025	50,000	49,111
Welltower, Inc.:
2.25%, 3/15/2018	250,000	250,292
4.00%, 6/1/2025 (a)	100,000	99,737
4.13%, 4/1/2019	150,000	157,604
4.50%, 1/15/2024	100,000	103,528
4.70%, 9/15/2017	431,000	447,998
4.95%, 1/15/2021	350,000	379,890
5.25%, 1/15/2022	261,000	284,406
6.13%, 4/15/2020	150,000	168,877
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	264,376
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	188,112
4.60%, 4/1/2024	300,000	303,250

		45,121,333

RETAIL — 3.2%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	100,000	105,216
5.75%, 5/1/2020	150,000	164,186
AutoNation, Inc.:
3.35%, 1/15/2021	50,000	49,983
4.50%, 10/1/2025	45,000	46,362
5.50%, 2/1/2020	300,000	324,052
6.75%, 4/15/2018	300,000	322,774
AutoZone, Inc.:
2.50%, 4/15/2021	80,000	79,785
3.13%, 7/15/2023	100,000	101,016
3.25%, 4/15/2025	235,000	236,185
3.70%, 4/15/2022	150,000	157,114
4.00%, 11/15/2020	450,000	478,622
7.13%, 8/1/2018	200,000	223,303
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	200,000	198,790
Best Buy Co., Inc.:
5.00%, 8/1/2018 (a)	227,000	237,397
5.50%, 3/15/2021	350,000	366,625
Brinker International, Inc. 3.88%, 5/15/2023	100,000	98,413
Coach, Inc. 4.25%, 4/1/2025	140,000	139,648
Costco Wholesale Corp.:
1.13%, 12/15/2017	50,000	50,183
1.70%, 12/15/2019	253,000	256,688
1.75%, 2/15/2020	420,000	423,349
2.25%, 2/15/2022	170,000	172,087
CVS Health Corp.:
1.90%, 7/20/2018	684,000	693,146
2.25%, 12/5/2018	725,000	741,422
2.25%, 8/12/2019	569,000	581,955
2.75%, 12/1/2022	166,000	170,363

2.80%, 7/20/2020	1,235,000	1,280,520
3.38%, 8/12/2024	525,000	550,122
3.50%, 7/20/2022	563,000	603,558
3.88%, 7/20/2025	921,000	993,262
4.00%, 12/5/2023	450,000	491,859
4.13%, 5/15/2021	250,000	273,004
4.75%, 5/18/2020	300,000	329,775
4.75%, 12/1/2022 (c)	100,000	111,960
5.75%, 6/1/2017	716,000	752,859
6.60%, 3/15/2019	2,000	2,271
Dollar General Corp.:
3.25%, 4/15/2023	275,000	275,271
4.13%, 7/15/2017	430,000	443,573
4.15%, 11/1/2025 (a)	125,000	131,077
Gap, Inc. 5.95%, 4/12/2021 (a)	490,000	529,965
Home Depot, Inc.:
2.00%, 6/15/2019	651,000	666,596
2.00%, 4/1/2021	1,013,000	1,023,097
2.25%, 9/10/2018	329,000	338,263
2.63%, 6/1/2022	81,000	83,618
2.70%, 4/1/2023	250,000	258,378
3.35%, 9/15/2025	827,000	891,274
3.75%, 2/15/2024	303,000	334,361
3.95%, 9/15/2020	250,000	272,986
4.40%, 4/1/2021	300,000	335,990
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	400,000	418,439
4.25%, 7/17/2025	250,000	245,579
4.75%, 12/15/2023	200,000	205,892
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	414,000	416,896
3.12%, 4/15/2022	223,000	234,011
3.13%, 9/15/2024	400,000	421,367
3.38%, 9/15/2025	120,000	128,752
3.88%, 9/15/2023	150,000	165,670
4.63%, 4/15/2020	131,000	143,883
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	268,618
3.45%, 1/15/2021 (a)	250,000	257,587
3.63%, 6/1/2024	85,000	82,598
3.88%, 1/15/2022	265,000	273,238
4.38%, 9/1/2023	90,000	92,176
6.65%, 7/15/2024	70,000	79,358
7.45%, 7/15/2017	125,000	134,056
McDonald’s Corp.:
2.75%, 12/9/2020	581,000	600,415
Series GMTN, 5.80%, 10/15/2017	300,000	320,699
Series MTN, 2.10%, 12/7/2018	451,000	459,062
Series MTN, 2.20%, 5/26/2020	250,000	253,838
Series MTN, 2.63%, 1/15/2022	297,000	302,086
Series MTN, 3.25%, 6/10/2024	186,000	192,997
Series MTN, 3.38%, 5/26/2025	250,000	259,578
Series MTN, 3.50%, 7/15/2020	55,000	58,591
Series MTN, 3.63%, 5/20/2021 (a)	50,000	53,550
Series MTN, 3.70%, 1/30/2026	400,000	423,691
Series MTN, 5.00%, 2/1/2019	325,000	355,714
Series MTN, 5.35%, 3/1/2018	323,000	347,563

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Nordstrom, Inc.:
4.00%, 10/15/2021	$150,000	$157,987
4.75%, 5/1/2020	250,000	270,620
6.25%, 1/15/2018	370,000	402,008
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026 (a)	500,000	515,180
3.80%, 9/1/2022	73,000	76,237
4.63%, 9/15/2021	100,000	108,750
QVC, Inc.:
4.38%, 3/15/2023	550,000	527,381
4.45%, 2/15/2025	25,000	23,964
4.85%, 4/1/2024	300,000	296,402
5.13%, 7/2/2022	300,000	313,308
Ross Stores, Inc.
3.38%, 9/15/2024	100,000	101,371
Staples, Inc.:
2.75%, 1/12/2018	20,000	20,070
4.38%, 1/12/2023 (a)	315,000	316,616
Starbucks Corp.:
2.00%, 12/5/2018	250,000	254,846
2.10%, 2/4/2021	450,000	457,016
2.70%, 6/15/2022	150,000	157,631
3.85%, 10/1/2023	411,000	452,347
Target Corp.:
2.30%, 6/26/2019	485,000	499,917
2.90%, 1/15/2022	530,000	559,603
3.50%, 7/1/2024	8,000	8,715
3.88%, 7/15/2020	350,000	382,766
5.38%, 5/1/2017	403,000	422,448
6.00%, 1/15/2018	560,000	608,900
TJX Cos., Inc.:
2.50%, 5/15/2023 (a)	100,000	99,134
2.75%, 6/15/2021	200,000	206,117
6.95%, 4/15/2019	150,000	173,151
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017	126,000	126,280
1.13%, 4/11/2018 (a)	338,000	339,400
1.95%, 12/15/2018	139,000	142,371
2.55%, 4/11/2023	553,000	567,805
3.25%, 10/25/2020	400,000	430,838
3.30%, 4/22/2024 (a)	605,000	650,983
3.63%, 7/8/2020	400,000	435,765
4.13%, 2/1/2019 (a)	100,000	108,136
4.25%, 4/15/2021	930,000	1,043,720
5.38%, 4/5/2017	166,000	173,566
5.80%, 2/15/2018	1,672,000	1,822,814
6.75%, 10/15/2023	100,000	129,562
Walgreen Co.:
3.10%, 9/15/2022	399,000	401,627
5.25%, 1/15/2019	64,000	69,294
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/2017	666,000	667,185
2.70%, 11/18/2019	475,000	484,273
3.30%, 11/18/2021	75,000	76,938
3.80%, 11/18/2024	1,203,000	1,237,483

		40,908,732

SAVINGS & LOANS — 0.0% (d)
People’s United Financial, Inc. 3.65%, 12/6/2022	180,000	180,954

SEMICONDUCTORS — 1.0%
Altera Corp.:
1.75%, 5/15/2017	198,000	199,789
2.50%, 11/15/2018	120,000	123,110
4.10%, 11/15/2023	250,000	275,155
Analog Devices, Inc.:
2.88%, 6/1/2023	300,000	303,406
3.90%, 12/15/2025	210,000	227,728
Applied Materials, Inc.:
2.63%, 10/1/2020	150,000	154,479
4.30%, 6/15/2021	251,000	275,657
Intel Corp.:
1.35%, 12/15/2017	917,000	923,524
2.45%, 7/29/2020	625,000	645,876
2.70%, 12/15/2022	516,000	529,819
3.10%, 7/29/2022	225,000	237,347
3.30%, 10/1/2021	1,131,000	1,210,451
3.70%, 7/29/2025 (a)	891,000	974,777
KLA-Tencor Corp.:
4.13%, 11/1/2021	421,000	440,082
4.65%, 11/1/2024	400,000	396,248
Lam Research Corp.:
2.75%, 3/15/2020	337,000	331,319
3.80%, 3/15/2025	100,000	95,711
Maxim Integrated Products, Inc.:
2.50%, 11/15/2018	177,000	177,721
3.38%, 3/15/2023	100,000	101,752
QUALCOMM, Inc.:
1.40%, 5/18/2018	561,000	563,371
2.25%, 5/20/2020 (a)	651,000	666,366
3.00%, 5/20/2022	938,000	976,073
3.45%, 5/20/2025	1,037,000	1,075,299
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (c)	250,000	255,417
Texas Instruments, Inc.:
1.00%, 5/1/2018	20,000	19,984
1.65%, 8/3/2019	352,000	355,485
1.75%, 5/1/2020	350,000	351,255
2.25%, 5/1/2023 (a)	450,000	445,508
Xilinx, Inc.:
2.13%, 3/15/2019	156,000	156,710
3.00%, 3/15/2021 (a)	230,000	240,168

		12,729,587

SOFTWARE — 2.2%
Adobe Systems, Inc.:
3.25%, 2/1/2025	265,000	272,735
4.75%, 2/1/2020	225,000	247,919
Autodesk, Inc.:
1.95%, 12/15/2017	250,000	248,797
4.38%, 6/15/2025	300,000	305,362
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	104,715
CA, Inc.:
2.88%, 8/15/2018	150,000	151,845
3.60%, 8/1/2020	100,000	102,751
4.50%, 8/15/2023	350,000	369,997
CDK Global, Inc. 4.50%, 10/15/2024	150,000	151,722

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dun & Bradstreet Corp.:
3.25%, 12/1/2017	$250,000	$250,443
4.00%, 6/15/2020	100,000	99,777
4.38%, 12/1/2022	230,000	230,868
Electronic Arts, Inc.:
3.70%, 3/1/2021	1,200,000	1,242,611
4.80%, 3/1/2026 (a)	350,000	359,980
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	150,000	149,063
2.00%, 4/15/2018	110,000	109,371
2.85%, 10/15/2018	185,000	187,548
3.50%, 4/15/2023	306,000	297,350
3.63%, 10/15/2020	620,000	641,108
3.88%, 6/5/2024	500,000	497,242
4.50%, 10/15/2022	140,000	147,881
5.00%, 3/15/2022	576,000	601,105
5.00%, 10/15/2025	595,000	639,656
Fiserv, Inc.:
2.70%, 6/1/2020	400,000	405,309
3.50%, 10/1/2022	250,000	259,875
3.85%, 6/1/2025	500,000	521,720
4.63%, 10/1/2020	150,000	163,107
4.75%, 6/15/2021	40,000	43,637
McGraw Hill Financial, Inc. 2.50%, 8/15/2018	75,000	75,797
Microsoft Corp.:
0.88%, 11/15/2017	10,000	10,014
1.00%, 5/1/2018	250,000	250,523
1.30%, 11/3/2018	438,000	441,480
1.63%, 12/6/2018	99,000	100,663
1.85%, 2/12/2020	1,001,000	1,022,103
2.00%, 11/3/2020	1,066,000	1,092,095
2.13%, 11/15/2022	333,000	336,457
2.38%, 2/12/2022	623,000	640,610
2.38%, 5/1/2023	275,000	278,494
2.65%, 11/3/2022	750,000	778,009
2.70%, 2/12/2025	760,000	778,604
3.00%, 10/1/2020	503,000	536,915
3.13%, 11/3/2025	1,377,000	1,449,000
3.63%, 12/15/2023	491,000	536,254
4.00%, 2/8/2021 (a)	300,000	335,316
4.20%, 6/1/2019	385,000	422,220
Oracle Corp.:
1.20%, 10/15/2017	977,000	981,344
2.25%, 10/8/2019	1,351,000	1,391,447
2.38%, 1/15/2019	606,000	626,556
2.50%, 5/15/2022	1,230,000	1,253,465
2.50%, 10/15/2022	1,180,000	1,197,339
2.80%, 7/8/2021	833,000	869,261
2.95%, 5/15/2025	800,000	819,250
3.40%, 7/8/2024	625,000	663,122
3.63%, 7/15/2023	303,000	327,172
3.88%, 7/15/2020	200,000	218,029
5.00%, 7/8/2019	650,000	724,167
5.75%, 4/15/2018	751,000	820,122

		27,779,322

TELECOMMUNICATIONS — 4.8%
America Movil SAB de CV:
3.13%, 7/16/2022 (a)	625,000	638,915
5.00%, 10/16/2019	150,000	164,795
5.00%, 3/30/2020	750,000	831,850
5.63%, 11/15/2017	200,000	212,875
AT&T, Inc.:
1.40%, 12/1/2017	736,000	736,137
1.70%, 6/1/2017	427,000	428,779
1.75%, 1/15/2018	382,000	382,746
2.30%, 3/11/2019 (a)	374,000	380,248
2.38%, 11/27/2018	724,000	737,986
2.45%, 6/30/2020	1,143,000	1,155,351
2.63%, 12/1/2022	660,000	654,716
2.80%, 2/17/2021 (a)	500,000	511,124
3.00%, 2/15/2022	684,000	696,667
3.00%, 6/30/2022	776,000	783,882
3.40%, 5/15/2025	2,105,000	2,110,776
3.60%, 2/17/2023	750,000	783,183
3.80%, 3/15/2022	1,713,000	1,795,131
3.88%, 8/15/2021	379,000	403,330
3.90%, 3/11/2024	251,000	264,938
3.95%, 1/15/2025 (a)	505,000	525,660
4.13%, 2/17/2026	550,000	582,317
4.45%, 5/15/2021	676,000	738,415
4.45%, 4/1/2024	350,000	378,733
4.60%, 2/15/2021	455,000	497,363
5.00%, 3/1/2021	180,000	200,633
5.20%, 3/15/2020	250,000	278,191
5.50%, 2/1/2018	1,394,000	1,493,160
5.60%, 5/15/2018	583,000	631,223
5.80%, 2/15/2019	550,000	611,537
5.88%, 10/1/2019	250,000	282,448
British Telecommunications PLC:
2.35%, 2/14/2019	415,000	422,337
5.95%, 1/15/2018	200,000	215,504
CC Holdings GS V LLC / Crown Castle GS III Corp.:
2.38%, 12/15/2017	168,000	168,817
3.85%, 4/15/2023	1,024,000	1,054,888
Cisco Systems, Inc.:
1.40%, 2/28/2018	165,000	166,156
1.60%, 2/28/2019	275,000	278,169
1.65%, 6/15/2018	634,000	641,736
2.13%, 3/1/2019	1,388,000	1,424,862
2.20%, 2/28/2021	825,000	840,940
2.45%, 6/15/2020	757,000	784,722
2.60%, 2/28/2023	375,000	385,768
2.90%, 3/4/2021	55,000	57,741
2.95%, 2/28/2026 (a)	350,000	363,307
3.00%, 6/15/2022	150,000	157,216
3.50%, 6/15/2025 (a)	105,000	114,269
3.63%, 3/4/2024 (a)	553,000	605,633
4.45%, 1/15/2020	1,016,000	1,124,510
4.95%, 2/15/2019 (a)	725,000	801,184
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	350,000	395,678
6.75%, 8/20/2018	300,000	335,584

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

GTE Corp. 6.84%, 4/15/2018	$21,000	$22,696
Juniper Networks, Inc.:
3.13%, 2/26/2019	150,000	152,330
3.30%, 6/15/2020	100,000	101,515
4.35%, 6/15/2025	30,000	29,810
4.50%, 3/15/2024	325,000	329,685
4.60%, 3/15/2021	100,000	105,864
Motorola Solutions, Inc.:
3.50%, 9/1/2021	700,000	692,934
3.50%, 3/1/2023	275,000	249,107
3.75%, 5/15/2022 (a)	361,000	352,165
4.00%, 9/1/2024 (a)	15,000	13,800
Nippon Telegraph & Telephone Corp.
1.40%, 7/18/2017	211,000	210,733
Orange SA:
2.75%, 2/6/2019	1,515,000	1,560,480
4.13%, 9/14/2021	200,000	216,926
5.38%, 7/8/2019 (a)	400,000	444,984
Qwest Corp.:
6.50%, 6/1/2017	355,000	370,087
6.75%, 12/1/2021	650,000	697,125
7.25%, 9/15/2025	100,000	109,000
Rogers Communications, Inc.:
3.63%, 12/15/2025	100,000	104,407
4.10%, 10/1/2023	1,155,000	1,247,115
6.80%, 8/15/2018	1,570,000	1,746,085
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	777,000	803,227
Telefonica Emisiones SAU:
3.19%, 4/27/2018	450,000	461,400
4.57%, 4/27/2023	250,000	272,941
5.13%, 4/27/2020	280,000	310,019
5.46%, 2/16/2021	925,000	1,045,136
5.88%, 7/15/2019	410,000	458,039
6.22%, 7/3/2017	260,000	274,070
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	167,279
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	149,395
1.35%, 6/9/2017	920,000	922,289
2.45%, 11/1/2022 (a)	379,000	375,646
2.55%, 6/17/2019	250,000	257,199
2.63%, 2/21/2020	1,736,000	1,782,491
3.00%, 11/1/2021	431,000	446,353
3.45%, 3/15/2021	200,000	211,801
3.50%, 11/1/2021	873,000	924,907
3.50%, 11/1/2024 (a)	781,000	819,374
3.65%, 9/14/2018	1,506,000	1,584,115
4.15%, 3/15/2024	477,000	519,845
4.50%, 9/15/2020	2,171,000	2,396,664
4.60%, 4/1/2021	650,000	722,279
5.15%, 9/15/2023	3,100,000	3,577,176
5.50%, 2/15/2018	372,000	399,303
6.10%, 4/15/2018	345,000	376,468
6.35%, 4/1/2019	555,000	627,287
Vodafone Group PLC:
1.25%, 9/26/2017	270,000	269,255
1.50%, 2/19/2018	703,000	701,200
2.50%, 9/26/2022	386,000	375,658

2.95%, 2/19/2023	380,000	376,624
4.38%, 3/16/2021 (a)	100,000	108,804
4.63%, 7/15/2018	381,000	405,123
5.45%, 6/10/2019	425,000	469,193

		61,579,538

TEXTILES — 0.0% (d)
Cintas Corp. No 2:
4.30%, 6/1/2021	250,000	274,131
6.13%, 12/1/2017	100,000	107,516
Mohawk Industries, Inc. 3.85%, 2/1/2023	213,000	219,448

		601,095

TOBACCO — 0.1%
Reynolds American, Inc.:
2.30%, 8/21/2017 (a)	180,000	182,124
4.45%, 6/12/2025	105,000	115,536
6.88%, 5/1/2020	500,000	588,507
8.13%, 6/23/2019	700,000	835,387

		1,721,554

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	100,000	102,042
Mattel, Inc.:
2.35%, 5/6/2019	440,000	439,791
3.15%, 3/15/2023 (a)	150,000	146,474
4.35%, 10/1/2020	75,000	79,210

		767,517

TRANSPORTATION — 1.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	200,000	206,591
3.05%, 3/15/2022	730,000	768,847
3.05%, 9/1/2022	111,000	116,368
3.40%, 9/1/2024	300,000	317,696
3.45%, 9/15/2021	200,000	213,894
3.60%, 9/1/2020	75,000	80,312
3.65%, 9/1/2025	200,000	215,441
3.75%, 4/1/2024	798,000	864,159
3.85%, 9/1/2023	252,000	274,474
4.10%, 6/1/2021	100,000	109,999
4.70%, 10/1/2019 (a)	100,000	110,563
5.65%, 5/1/2017	392,000	410,766
5.75%, 3/15/2018	227,000	246,264
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	100,079
2.75%, 3/1/2026	450,000	459,064
2.85%, 12/15/2021	50,000	52,089
2.95%, 11/21/2024	170,000	177,014
5.55%, 5/15/2018	150,000	162,678
5.55%, 3/1/2019	251,000	278,869
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	39,000	39,554
4.50%, 1/15/2022	150,000	162,060
6.50%, 5/15/2018	300,000	326,540
CSX Corp.:
3.35%, 11/1/2025	600,000	616,299
3.40%, 8/1/2024 (a)	200,000	206,955
3.70%, 10/30/2020	225,000	238,517
3.70%, 11/1/2023	94,000	99,613

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.60%, 5/1/2017	$175,000	$182,895
6.25%, 3/15/2018	410,000	446,239
7.38%, 2/1/2019	205,000	235,837
FedEx Corp.:
2.30%, 2/1/2020 (a)	250,000	253,335
2.63%, 8/1/2022	139,000	140,360
2.70%, 4/15/2023	100,000	99,974
3.20%, 2/1/2025	250,000	256,116
3.25%, 4/1/2026	800,000	821,998
4.00%, 1/15/2024	145,000	157,371
8.00%, 1/15/2019	150,000	175,333
JB Hunt Transport Services, Inc.:
2.40%, 3/15/2019	50,000	50,120
3.30%, 8/15/2022	200,000	205,006
3.85%, 3/15/2024 (a)	150,000	157,305
Kansas City Southern 2.35%, 5/15/2020 (c)	250,000	245,536
Norfolk Southern Corp.:
2.90%, 2/15/2023	400,000	401,657
3.00%, 4/1/2022	214,000	217,895
3.25%, 12/1/2021	700,000	726,192
5.59%, 5/17/2025	100,000	118,056
5.75%, 4/1/2018	227,000	245,291
5.90%, 6/15/2019	250,000	279,576
7.70%, 5/15/2017	5,000	5,344
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	150,000	149,849
Series MTN, 2.45%, 11/15/2018	150,000	150,521
Series MTN, 2.45%, 9/3/2019	250,000	249,463
Series MTN, 2.50%, 5/11/2020	150,000	148,107
Series MTN, 2.55%, 6/1/2019	150,000	150,506
Series MTN, 2.65%, 3/2/2020	100,000	99,788
Series MTN, 2.88%, 9/1/2020	250,000	249,359
Series MTN, 3.50%, 6/1/2017	75,000	76,431
Union Pacific Corp.:
1.80%, 2/1/2020	205,000	205,541
2.25%, 2/15/2019	450,000	459,506
2.75%, 4/15/2023	150,000	152,952
2.75%, 3/1/2026	258,000	261,424
2.95%, 1/15/2023 (a)	200,000	207,062
3.25%, 8/15/2025	100,000	105,632
3.65%, 2/15/2024	231,000	249,703
3.75%, 3/15/2024	150,000	163,246
4.00%, 2/1/2021	12,000	13,081
4.16%, 7/15/2022	394,000	436,643
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	125,765
United Parcel Service, Inc.:
2.45%, 10/1/2022	192,000	198,942
3.13%, 1/15/2021	400,000	426,921
5.13%, 4/1/2019	753,000	835,931
5.50%, 1/15/2018	356,000	384,404

		17,776,918

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.38%, 7/30/2018	232,000	230,728
2.60%, 3/30/2020 (a)	175,000	171,366
3.25%, 3/30/2025	100,000	93,773
4.85%, 6/1/2021	175,000	186,266

		682,133

WATER — 0.0% (d)
American Water Capital Corp.:
3.40%, 3/1/2025	328,000	345,536
3.85%, 3/1/2024	150,000	162,048
6.09%, 10/15/2017	12,000	12,865

		520,449

TOTAL CORPORATE BONDS & NOTES
(Cost $1,260,033,621)		1,276,314,430

	Shares
SHORT-TERM INVESTMENTS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	29,721,240	29,721,240
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	1,513,806	1,513,806

TOTAL SHORT-TERM INVESTMENTS (Cost $31,235,046)		31,235,046

TOTAL INVESTMENTS — 101.2% (Cost $1,291,268,667)		1,307,549,476
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(15,300,319)

NET ASSETS — 100.0%		$1,292,249,157

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.2% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$4,550,435	$—	$4,550,435
Aerospace & Defense	—	14,236,694	—	14,236,694
Agriculture	—	12,087,523	—	12,087,523
Airlines	—	1,747,965	—	1,747,965
Apparel	—	650,756	—	650,756
Auto Manufacturers	—	35,547,915	—	35,547,915
Auto Parts & Equipment	—	2,769,151	—	2,769,151
Banks	—	322,475,346	—	322,475,346
Beverages	—	41,536,253	—	41,536,253
Biotechnology	—	16,916,968	—	16,916,968
Chemicals	—	23,092,004	—	23,092,004
Commercial Services	—	7,140,764	—	7,140,764
Construction Materials	—	1,407,477	—	1,407,477
Distribution & Wholesale	—	415,141	—	415,141
Diversified Financial Services	—	53,524,995	—	53,524,995
Electric	—	54,504,480	—	54,504,480
Electrical Components & Equipment	—	2,628,061	—	2,628,061
Electronics	—	8,707,652	—	8,707,652
Engineering & Construction	—	1,448,619	—	1,448,619
Environmental Control	—	3,007,379	—	3,007,379
Food	—	20,626,879	—	20,626,879
Forest Products & Paper	—	3,040,836	—	3,040,836
Gas	—	5,686,046	—	5,686,046
Hand & Machine Tools	—	1,375,968	—	1,375,968
Health Care Products	—	23,678,034	—	23,678,034
Health Care Services	—	17,516,978	—	17,516,978
Holding Companies-Divers	—	1,265,674	—	1,265,674
Home Builders.	—	280,708	—	280,708
Home Furnishings	—	615,461	—	615,461
Household Products	—	4,150,526	—	4,150,526
Household Products & Wares	—	3,339,067	—	3,339,067
Housewares	—	2,299,259	—	2,299,259
Insurance.	—	39,677,888	—	39,677,888
Internet	—	14,320,023	—	14,320,023
Investment Company Security	—	2,212,553	—	2,212,553
Iron/Steel	—	3,019,281	—	3,019,281
IT Services	—	38,133,889	—	38,133,889
Leisure Time	—	986,599	—	986,599
Lodging	—	2,768,775	—	2,768,775
Machinery, Construction & Mining	—	6,928,426	—	6,928,426
Machinery-Diversified	—	9,030,360	—	9,030,360
Media	—	44,160,320	—	44,160,320
Metal Fabricate & Hardware	—	1,538,178	—	1,538,178
Mining	—	10,440,253	—	10,440,253
Miscellaneous Manufacturer	—	13,526,336	—	13,526,336
Office & Business Equipment	—	2,126,978	—	2,126,978
Oil & Gas	—	74,424,068	—	74,424,068
Oil & Gas Services.	—	6,472,981	—	6,472,981
Packaging & Containers	—	1,764,102	—	1,764,102
Pharmaceuticals	—	63,410,196	—	63,410,196
Pipelines	—	36,498,325	—	36,498,325
Real Estate	—	2,234,753	—	2,234,753
Real Estate Investment Trusts (REITS)	—	45,121,333	—	45,121,333
Retail	—	40,908,732	—	40,908,732
Savings & Loans	—	180,954	—	180,954

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Semiconductors	$—	$12,729,587	$—	$12,729,587
Software	—	27,779,322	—	27,779,322
Telecommunications	—	61,579,538	—	61,579,538
Textiles	—	601,095	—	601,095
Tobacco	—	1,721,554	—	1,721,554
Toys/Games/Hobbies	—	767,517	—	767,517
Transportation	—	17,776,918	—	17,776,918
Trucking & Leasing	—	682,133	—	682,133
Water	—	520,449	—	520,449
Short-Term Investments	31,235,046	—	—	31,235,046

TOTAL INVESTMENTS	$31,235,046	$1,276,314,430	$—	$1,307,549,476

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.1%
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$29,008
5.63%, 11/15/2043	51,000	53,310

		82,318

AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
3.50%, 3/1/2045	17,000	16,517
6.63%, 2/15/2038	94,000	131,974
6.88%, 3/15/2039	73,000	106,023
General Dynamics Corp. 3.60%, 11/15/2042 (a)	30,000	29,797
Harris Corp.:
4.85%, 4/27/2035	73,000	76,603
6.15%, 12/15/2040	30,000	35,288
Lockheed Martin Corp.:
3.60%, 3/1/2035	64,000	61,445
3.80%, 3/1/2045	146,000	141,260
4.07%, 12/15/2042	39,000	39,251
4.50%, 5/15/2036	34,000	36,583
4.70%, 5/15/2046	57,000	63,461
4.85%, 9/15/2041	124,000	138,396
Series B, 6.15%, 9/1/2036	81,000	102,506
Northrop Grumman Corp.:
4.75%, 6/1/2043	189,000	213,018
5.05%, 11/15/2040	64,000	73,910
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	43,739
Raytheon Co.:
4.20%, 12/15/2044	17,000	18,417
4.70%, 12/15/2041	107,000	122,705
7.20%, 8/15/2027	30,000	42,014
Rockwell Collins, Inc. 4.80%, 12/15/2043	64,000	72,784
United Technologies Corp.:
4.15%, 5/15/2045	64,000	66,291
4.50%, 6/1/2042	203,000	219,706
5.40%, 5/1/2035	64,000	76,545
5.70%, 4/15/2040	133,000	166,276
6.05%, 6/1/2036	124,000	157,149
6.13%, 7/15/2038	112,000	144,726
7.50%, 9/15/2029	86,000	121,475

		2,517,859

AGRICULTURE — 1.4%
Altria Group, Inc.:
4.25%, 8/9/2042	94,000	97,644
4.50%, 5/2/2043	64,000	68,928
5.38%, 1/31/2044	182,000	222,718
9.95%, 11/10/2038	128,000	226,051
10.20%, 2/6/2039	20,000	36,122
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	112,000	112,661
4.54%, 3/26/2042	30,000	32,426
Philip Morris International, Inc.:
3.88%, 8/21/2042	154,000	152,359
4.13%, 3/4/2043	94,000	97,343
4.50%, 3/20/2042	124,000	133,955

4.88%, 11/15/2043	88,000	100,317
6.38%, 5/16/2038	124,000	164,329
Reynolds American, Inc.:
5.70%, 8/15/2035	64,000	75,223
5.85%, 8/15/2045	73,000	89,106
6.15%, 9/15/2043	189,000	232,362

		1,841,544

AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	110,193	110,607
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	75,443	73,934
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	107,000	109,675
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	83,444	85,530
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	62,138	62,759
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	21,000	21,210
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	8,142	8,345

		472,060

APPAREL — 0.1%
NIKE, Inc.:
3.63%, 5/1/2043	30,000	29,718
3.88%, 11/1/2045	86,000	88,819
VF Corp. 6.45%, 11/1/2037	64,000	87,547

		206,084

AUTO MANUFACTURERS — 1.0%
Daimler Finance North America LLC 8.50%, 1/18/2031	130,000	198,004
Ford Motor Co.:
4.75%, 1/15/2043	163,000	162,741
6.63%, 10/1/2028	94,000	113,602
7.40%, 11/1/2046	86,000	109,896
7.45%, 7/16/2031	184,000	237,929
General Motors Co.:
5.00%, 4/1/2035	163,000	149,684
6.25%, 10/2/2043	189,000	200,348
6.60%, 4/1/2036	70,000	76,821
6.75%, 4/1/2046	50,000	56,585

		1,305,610

AUTO PARTS & EQUIPMENT — 0.2%
Johnson Controls, Inc.:
4.95%, 7/2/2064	52,000	46,301
5.25%, 12/1/2041	30,000	30,376
5.70%, 3/1/2041	30,000	32,255
6.00%, 1/15/2036	94,000	104,330

		213,262

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

BANKS — 9.4%
Bank of America Corp.:
6.75%, 6/1/2028	$86,000	$103,665
7.75%, 5/14/2038	189,000	254,641
Series L, 4.75%, 4/21/2045	47,000	46,559
Series MTN, 4.25%, 10/22/2026	220,000	223,103
Series MTN, 4.88%, 4/1/2044	236,000	254,739
Series MTN, 5.00%, 1/21/2044	172,000	188,155
Series MTN, 5.88%, 2/7/2042	120,000	144,842
Bank of America NA 6.00%, 10/15/2036	214,000	264,625
Bank One Corp.:
7.63%, 10/15/2026 (a)	64,000	81,981
8.00%, 4/29/2027	172,000	227,898
Barclays PLC 5.25%, 8/17/2045	214,000	214,303
Branch Banking & Trust Co. 3.80%, 10/30/2026	72,000	76,261
Citigroup, Inc.:
4.45%, 9/29/2027	283,000	282,899
4.65%, 7/30/2045	94,000	98,162
4.95%, 11/7/2043	64,000	68,946
5.30%, 5/6/2044	88,000	91,820
5.88%, 2/22/2033	94,000	104,901
5.88%, 1/30/2042 (a)	154,000	183,224
6.00%, 10/31/2033	94,000	106,565
6.13%, 8/25/2036	85,000	98,811
6.63%, 1/15/2028	64,000	81,159
6.63%, 6/15/2032	86,000	102,880
6.68%, 9/13/2043	124,000	149,330
8.13%, 7/15/2039	149,000	219,095
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	214,000	228,705
5.75%, 12/1/2043	214,000	248,200
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	164,000	155,097
Discover Bank/Greenwood 4.25%, 3/13/2026	86,000	86,457
Fifth Third Bancorp 8.25%, 3/1/2038	86,000	123,545
Goldman Sachs Capital I 6.35%, 2/15/2034	54,000	62,233
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	219,000	229,278
5.95%, 1/15/2027	150,000	169,321
6.13%, 2/15/2033	129,000	155,125
6.25%, 2/1/2041	365,000	446,748
6.45%, 5/1/2036	172,000	197,184
6.75%, 10/1/2037	529,000	625,958
Series MTN, 4.80%, 7/8/2044	219,000	228,983
HSBC Bank USA NA 5.63%, 8/15/2035	129,000	143,881
HSBC Holdings PLC:
5.25%, 3/14/2044	172,000	170,498
6.10%, 1/14/2042 (a)	94,000	116,637
6.50%, 5/2/2036	257,000	297,967
6.50%, 9/15/2037	153,000	178,310
6.80%, 6/1/2038	129,000	155,765
7.63%, 5/17/2032	124,000	154,830
JPMorgan Chase & Co.:
4.13%, 12/15/2026	124,000	128,241

4.25%, 10/1/2027	112,000	115,773
4.85%, 2/1/2044	107,000	121,011
4.95%, 6/1/2045	107,000	112,795
5.40%, 1/6/2042	154,000	182,636
5.50%, 10/15/2040	105,000	125,595
5.60%, 7/15/2041	154,000	187,103
5.63%, 8/16/2043	116,000	131,255
6.40%, 5/15/2038	210,000	277,583
Morgan Stanley:
3.95%, 4/23/2027	154,000	152,852
4.30%, 1/27/2045	150,000	150,484
6.38%, 7/24/2042	274,000	354,766
7.25%, 4/1/2032	94,000	127,024
Series GMTN, 4.35%, 9/8/2026	189,000	194,042
Series MTN, 6.25%, 8/9/2026	43,000	50,998
Regions Bank 6.45%, 6/26/2037	54,000	64,485
Wachovia Corp.:
5.50%, 8/1/2035	35,000	38,955
7.50%, 4/15/2035	43,000	57,971
7.57%, 8/1/2026 (b)	86,000	111,937
Wells Fargo & Co.:
3.90%, 5/1/2045	77,000	76,598
4.10%, 6/3/2026	150,000	156,543
4.65%, 11/4/2044	257,000	260,661
5.38%, 2/7/2035	64,000	76,418
5.38%, 11/2/2043	129,000	143,231
5.61%, 1/15/2044	266,000	304,962
Series GMTN, 4.30%, 7/22/2027	159,000	167,985
Series GMTN, 4.90%, 11/17/2045	202,000	216,521
Wells Fargo Bank NA:
5.85%, 2/1/2037	214,000	260,665
5.95%, 8/26/2036	159,000	195,376
6.60%, 1/15/2038	157,000	208,803
Wells Fargo Capital 5.95%, 12/1/2086	64,000	65,297

		12,661,852

BEVERAGES — 3.0%
Anheuser-Busch Cos. LLC:
5.95%, 1/15/2033	124,000	148,112
6.45%, 9/1/2037	75,000	94,844
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	251,000	263,772
4.63%, 2/1/2044 (a)	120,000	129,141
4.70%, 2/1/2036	86,000	93,077
4.90%, 2/1/2046	1,145,000	1,283,521
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	148,000	138,797
6.38%, 1/15/2040	140,000	177,841
8.00%, 11/15/2039	64,000	95,020
8.20%, 1/15/2039	47,000	70,640
Brown-Forman Corp.:
3.75%, 1/15/2043	56,000	54,517
4.50%, 7/15/2045	77,000	84,239
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	79,000	89,813
Diageo Capital PLC:
3.88%, 4/29/2043	64,000	64,904
5.88%, 9/30/2036	64,000	79,038
Diageo Investment Corp. 7.45%, 4/15/2035	64,000	88,376

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dr Pepper Snapple Group, Inc. 4.50%, 11/15/2045	$77,000	$80,590
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	86,000	84,454
Molson Coors Brewing Co. 5.00%, 5/1/2042	154,000	160,185
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	172,000	237,734
PepsiAmericas, Inc. 5.50%, 5/15/2035	64,000	75,698
PepsiCo, Inc.:
4.00%, 3/5/2042	43,000	43,908
4.25%, 10/22/2044	51,000	54,388
4.45%, 4/14/2046	86,000	95,705
4.88%, 11/1/2040	94,000	105,840
5.50%, 1/15/2040	94,000	114,517

		4,008,671

BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	124,000	125,818
4.95%, 10/1/2041	24,000	25,780
5.15%, 11/15/2041	112,000	123,599
5.38%, 5/15/2043	142,000	160,917
5.65%, 6/15/2042	124,000	145,372
5.75%, 3/15/2040	94,000	109,440
6.38%, 6/1/2037	107,000	133,180
6.40%, 2/1/2039	64,000	79,544
6.90%, 6/1/2038	94,000	122,124
Biogen, Inc. 5.20%, 9/15/2045	142,000	157,256
Celgene Corp.:
4.63%, 5/15/2044	64,000	64,949
5.00%, 8/15/2045	150,000	161,790
5.25%, 8/15/2043	30,000	32,966
Gilead Sciences, Inc.:
3.65%, 3/1/2026	219,000	232,686
4.50%, 2/1/2045	159,000	167,937
4.60%, 9/1/2035	86,000	92,917
4.75%, 3/1/2046	266,000	291,518
4.80%, 4/1/2044	47,000	51,491
5.65%, 12/1/2041	154,000	186,302

		2,465,586

CHEMICALS — 2.3%
Agrium, Inc.:
4.13%, 3/15/2035	73,000	63,133
4.90%, 6/1/2043	64,000	60,683
5.25%, 1/15/2045	21,000	20,661
6.13%, 1/15/2041	77,000	83,290
Albemarle Corp. 5.45%, 12/1/2044	64,000	61,226
CF Industries, Inc.:
4.95%, 6/1/2043	142,000	123,661
5.15%, 3/15/2034	112,000	105,128
Dow Chemical Co.:
4.38%, 11/15/2042	94,000	90,348
4.63%, 10/1/2044	94,000	93,777
7.38%, 11/1/2029	124,000	160,168
9.40%, 5/15/2039	86,000	128,671
Eastman Chemical Co. 4.65%, 10/15/2044	150,000	142,936
Ecolab, Inc. 5.50%, 12/8/2041	112,000	127,273

EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	64,000	60,908
4.90%, 1/15/2041	64,000	67,206
5.60%, 12/15/2036	64,000	71,475
Lubrizol Corp. 6.50%, 10/1/2034	120,000	155,985
LYB International Finance B.V.:
4.88%, 3/15/2044	123,000	122,344
5.25%, 7/15/2043	102,000	105,148
LyondellBasell Industries NV 4.63%, 2/26/2055	77,000	68,241
Methanex Corp. 5.65%, 12/1/2044	64,000	50,056
Monsanto Co.:
3.60%, 7/15/2042	23,000	18,576
3.95%, 4/15/2045	64,000	54,986
4.20%, 7/15/2034	86,000	81,161
4.65%, 11/15/2043	94,000	89,637
4.70%, 7/15/2064	64,000	54,795
5.88%, 4/15/2038	64,000	71,794
Mosaic Co.:
5.45%, 11/15/2033	47,000	47,996
5.63%, 11/15/2043	97,000	100,645
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	94,000	107,011
PPG Industries, Inc. 5.50%, 11/15/2040	81,000	92,190
Praxair, Inc. 3.55%, 11/7/2042	64,000	59,706
Rohm&Haas Co. 7.85%, 7/15/2029	129,000	170,570
RPM International, Inc. 5.25%, 6/1/2045	64,000	62,962
Sherwin-Williams Co. 4.00%, 12/15/2042	90,000	83,569
Valspar Corp. 4.40%, 2/1/2045	69,000	64,607

		3,122,523

COMMERCIAL SERVICES — 1.1%
Board of Trustees of The Leland Stanford Junior University 3.46%, 5/1/2047	94,000	93,111
California Institute of Technology 4.32%, 8/1/2045	73,000	80,235
Catholic Health Initiatives 4.35%, 11/1/2042	74,000	72,762
Cleveland Clinic Foundation 4.86%, 1/1/2114	43,000	45,772
Equifax, Inc. 7.00%, 7/1/2037	64,000	76,297
George Washington University 4.87%, 9/15/2045	94,000	106,978
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	64,000	67,367
Massachusetts Institute of Technology:
3.96%, 7/1/2038	56,000	60,619
4.68%, 7/1/2114	64,000	70,014
5.60%, 7/1/2111	64,000	83,572
McGraw Hill Financial, Inc. 6.55%, 11/15/2037	64,000	75,972
Metropolitan Museum of Art Series 2015, 3.40%, 7/1/2045	77,000	74,090
Northwestern University:
3.69%, 12/1/2038	64,000	66,625
3.87%, 12/1/2048	64,000	67,081

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

President and Fellows of Harvard College 3.62%, 10/1/2037	$28,000	$28,886
Princeton University 5.70%, 3/1/2039	64,000	86,553
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	51,000	50,341
Verisk Analytics, Inc. 5.50%, 6/15/2045	64,000	62,094
Western Union Co. 6.20%, 11/17/2036 (a)	94,000	94,426
William Marsh Rice University 3.57%, 5/15/2045	129,000	129,307

		1,492,102

CONSTRUCTION MATERIALS — 0.0% (c)
Owens Corning 7.00%, 12/1/2036	57,000	61,637

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	94,000	105,298

DIVERSIFIED FINANCIAL SERVICES — 2.6%
American Express Co. 4.05%, 12/3/2042	94,000	93,086
AXA Financial, Inc. 7.00%, 4/1/2028	86,000	108,201
CME Group, Inc. 5.30%, 9/15/2043	94,000	111,265
Credit Suisse USA, Inc. 7.13%, 7/15/2032	112,000	144,007
GE Capital International Funding Co. 4.42%, 11/15/2035 (d)	1,111,000	1,203,683
General Electric Co.:
Series A, 6.75%, 3/15/2032	229,000	314,951
Series GMTN, 6.15%, 8/7/2037	135,000	182,062
Series GMTN, 6.88%, 1/10/2039	188,000	272,253
Series MTN, 5.88%, 1/14/2038	150,000	196,089
Invesco Finance PLC 5.38%, 11/30/2043	94,000	105,170
Jefferies Group LLC:
6.25%, 1/15/2036	64,000	61,468
6.45%, 6/8/2027	64,000	66,931
Legg Mason, Inc. 5.63%, 1/15/2044	47,000	45,489
National Rural Utilities Cooperative Finance Corp. Series C, 8.00%, 3/1/2032	94,000	135,291
Visa, Inc.:
4.15%, 12/14/2035	137,000	146,978
4.30%, 12/14/2045	300,000	327,985

		3,514,909

ELECTRIC — 11.6%
Alabama Power Co.:
3.75%, 3/1/2045	64,000	61,803
4.10%, 1/15/2042	64,000	64,916
4.15%, 8/15/2044	73,000	75,954
4.30%, 1/2/2046	43,000	45,517
6.00%, 3/1/2039	64,000	80,734
Series 11-C, 5.20%, 6/1/2041	64,000	74,872
Ameren Illinois Co.:
4.15%, 3/15/2046	43,000	45,731
4.80%, 12/15/2043	64,000	73,718
Appalachian Power Co.:
6.38%, 4/1/2036	64,000	75,857
7.00%, 4/1/2038	99,000	127,434
Series L, 5.80%, 10/1/2035	30,000	34,984

Arizona Public Service Co. 4.50%, 4/1/2042	154,000	168,579
Berkshire Hathaway Energy Co.:
6.13%, 4/1/2036	124,000	153,961
6.50%, 9/15/2037	81,000	105,668
8.48%, 9/15/2028	172,000	249,475
CenterPoint Energy Houston Electric LLC 4.50%, 4/1/2044	61,000	67,030
Cleco Power LLC 6.00%, 12/1/2040	64,000	71,930
CMS Energy Corp. 4.70%, 3/31/2043	16,000	16,593
Commonwealth Edison Co.:
3.70%, 3/1/2045	30,000	28,913
3.80%, 10/1/2042	64,000	62,844
4.60%, 8/15/2043	47,000	51,533
4.70%, 1/15/2044	64,000	71,281
5.90%, 3/15/2036	86,000	107,496
Connecticut Light & Power Co.:
4.30%, 4/15/2044	64,000	68,975
6.35%, 6/1/2036	30,000	39,843
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	120,000	119,216
4.45%, 3/15/2044	77,000	83,279
4.50%, 12/1/2045	43,000	46,757
5.70%, 6/15/2040	30,000	37,375
Series 06-B, 6.20%, 6/15/2036	64,000	80,402
Series 06-E, 5.70%, 12/1/2036	81,000	97,542
Series 08-B, 6.75%, 4/1/2038	47,000	64,016
Series 09-C, 5.50%, 12/1/2039	112,000	134,452
Series 12-A, 4.20%, 3/15/2042	47,000	48,973
Consumers Energy Co.:
4.10%, 11/15/2045	30,000	31,630
4.35%, 8/31/2064	64,000	65,836
Dominion Resources, Inc.:
4.70%, 12/1/2044	64,000	63,896
Series B, 5.95%, 6/15/2035	94,000	108,617
Series C, 4.05%, 9/15/2042	30,000	27,446
Series C, 4.90%, 8/1/2041	43,000	43,554
Series F, 5.25%, 8/1/2033	117,000	126,592
DTE Electric Co.:
3.70%, 3/15/2045	64,000	62,440
3.95%, 6/15/2042	47,000	47,300
4.30%, 7/1/2044	47,000	50,921
5.70%, 10/1/2037	94,000	116,743
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	43,000	42,546
4.00%, 9/30/2042	112,000	115,490
4.25%, 12/15/2041	86,000	91,801
5.30%, 2/15/2040	64,000	78,859
6.00%, 1/15/2038	43,000	55,131
6.05%, 4/15/2038	94,000	120,266
6.45%, 10/15/2032	64,000	83,660
Series A, 6.00%, 12/1/2028	99,000	123,751
Duke Energy Florida LLC:
6.35%, 9/15/2037	64,000	84,856
6.40%, 6/15/2038	99,000	132,677
Duke Energy Indiana LLC:
6.35%, 8/15/2038	124,000	165,473
6.45%, 4/1/2039	112,000	150,749

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Duke Energy Progress LLC:
4.10%, 3/15/2043	$64,000	$66,530
4.15%, 12/1/2044	73,000	75,971
4.20%, 8/15/2045	94,000	99,869
4.38%, 3/30/2044	51,000	54,973
El Paso Electric Co.:
5.00%, 12/1/2044	50,000	52,647
6.00%, 5/15/2035	21,000	24,979
Entergy Louisiana LLC:
3.25%, 4/1/2028	100,000	102,223
4.95%, 1/15/2045	30,000	30,938
Entergy Texas, Inc. 5.15%, 6/1/2045	64,000	66,072
Exelon Corp.:
4.95%, 6/15/2035 (d)	120,000	127,397
5.10%, 6/15/2045 (d)	90,000	96,973
5.63%, 6/15/2035	124,000	139,066
Exelon Generation Co. LLC 5.60%, 6/15/2042	129,000	122,866
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	64,000	58,694
Florida Power & Light Co.:
4.05%, 10/1/2044	64,000	67,769
4.13%, 2/1/2042	94,000	100,366
5.25%, 2/1/2041	124,000	152,150
5.69%, 3/1/2040	73,000	94,411
5.95%, 2/1/2038	77,000	100,863
Georgia Power Co.:
4.30%, 3/15/2043	124,000	124,786
5.40%, 6/1/2040	30,000	33,903
5.95%, 2/1/2039	86,000	104,229
Series 10-C, 4.75%, 9/1/2040	112,000	118,866
Iberdrola International B.V. 6.75%, 7/15/2036	64,000	79,487
Idaho Power Co. 3.65%, 3/1/2045	64,000	60,811
Indiana Michigan Power Co.:
6.05%, 3/15/2037	30,000	34,529
Series K, 4.55%, 3/15/2046	30,000	31,091
Interstate Power & Light Co. 6.25%, 7/15/2039	30,000	39,724
Jersey Central Power & Light Co. 6.15%, 6/1/2037	64,000	72,542
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	946	1,061
Kansas City Power & Light Co.:
5.30%, 10/1/2041	73,000	82,781
Series B, 6.05%, 11/15/2035	30,000	37,091
Kentucky Utilities Co. 5.13%, 11/1/2040	202,000	240,057
Louisville Gas & Electric Co.: 4.65%, 11/15/2043	64,000	71,871
Series _, 4.38%, 10/1/2045	51,000	55,371
MidAmerican Energy Co.:
4.25%, 5/1/2046	64,000	67,792
4.80%, 9/15/2043	167,000	191,015
5.75%, 11/1/2035	64,000	79,204
6.75%, 12/30/2031	64,000	85,905
Nevada Power Co.:
5.38%, 9/15/2040	47,000	55,606
5.45%, 5/15/2041	124,000	148,923
Series N, 6.65%, 4/1/2036	43,000	56,258

NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	32,096
5.65%, 2/1/2045	94,000	112,743
5.95%, 6/15/2041	124,000	148,755
Northern States Power Co.:
3.40%, 8/15/2042	146,000	138,421
4.00%, 8/15/2045	30,000	31,152
4.13%, 5/15/2044	43,000	45,988
5.35%, 11/1/2039	30,000	36,878
6.25%, 6/1/2036	39,000	51,647
NorthWestern Corp. 4.18%, 11/15/2044	64,000	68,018
NSTAR Electric Co. 5.50%, 3/15/2040	64,000	78,817
Oglethorpe Power Corp.:
4.55%, 6/1/2044	112,000	113,060
5.38%, 11/1/2040	39,000	44,294
5.95%, 11/1/2039	30,000	35,742
Ohio Edison Co.:
6.88%, 7/15/2036	30,000	37,830
8.25%, 10/15/2038	64,000	94,668
Ohio Power Co. Series G, 6.60%, 2/15/2033	62,000	75,941
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	94,000	91,487
4.55%, 3/15/2044	64,000	69,944
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	30,000	27,939
5.25%, 9/30/2040	30,000	33,271
5.30%, 6/1/2042	94,000	107,560
7.25%, 1/15/2033	64,000	84,486
7.50%, 9/1/2038	77,000	106,142
Pacific Gas & Electric Co.:
4.25%, 3/15/2046	64,000	68,133
4.30%, 3/15/2045	43,000	46,016
4.45%, 4/15/2042	99,000	106,747
4.60%, 6/15/2043	77,000	84,400
4.75%, 2/15/2044	86,000	96,205
5.13%, 11/15/2043	124,000	143,340
5.40%, 1/15/2040	94,000	112,287
5.80%, 3/1/2037	3,000	3,683
6.05%, 3/1/2034	124,000	157,948
6.25%, 3/1/2039	64,000	83,072
6.35%, 2/15/2038	124,000	160,629
PacifiCorp:
6.00%, 1/15/2039	124,000	159,532
6.10%, 8/1/2036	30,000	38,757
6.25%, 10/15/2037	124,000	162,314
PECO Energy Co.:
4.15%, 10/1/2044	30,000	31,218
5.95%, 10/1/2036	64,000	81,242
Potomac Electric Power Co.:
4.15%, 3/15/2043	94,000	97,065
7.90%, 12/15/2038	64,000	97,678
PPL Capital Funding, Inc. 4.70%, 6/1/2043	64,000	65,570
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	34,000	40,316
6.25%, 5/15/2039	30,000	40,009
Progress Energy, Inc. 7.75%, 3/1/2031	56,000	75,735

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Public Service Co. of Colorado:
3.60%, 9/15/2042	$124,000	$121,300
4.30%, 3/15/2044	64,000	69,538
Series 17, 6.25%, 9/1/2037	64,000	86,149
Public Service Electric & Gas Co.:
5.50%, 3/1/2040	43,000	53,558
5.80%, 5/1/2037	64,000	81,797
Series I, 4.00%, 6/1/2044	30,000	31,230
Series MTN, 3.80%, 3/1/2046	100,000	102,505
Series MTN, 3.95%, 5/1/2042	90,000	93,242
Series MTN, 4.15%, 11/1/2045	94,000	99,929
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	64,000	68,274
5.64%, 4/15/2041	30,000	37,310
5.76%, 10/1/2039	64,000	80,913
5.80%, 3/15/2040	34,000	43,410
6.27%, 3/15/2037	30,000	39,060
7.02%, 12/1/2027	64,000	86,797
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	64,000	64,929
4.30%, 4/1/2042	47,000	50,575
4.50%, 8/15/2040	64,000	70,108
6.00%, 6/1/2026	82,000	103,959
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042 (a)	64,000	64,883
4.50%, 6/1/2064	64,000	63,870
4.60%, 6/15/2043	167,000	175,992
5.30%, 5/15/2033	30,000	34,236
5.45%, 2/1/2041	30,000	34,971
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	4,391	4,705
Southern California Edison Co.:
3.90%, 12/1/2041	39,000	39,060
4.50%, 9/1/2040	142,000	153,777
4.65%, 10/1/2043	99,000	112,223
6.00%, 1/15/2034	64,000	81,695
6.65%, 4/1/2029	124,000	159,487
Series 04-G, 5.75%, 4/1/2035	30,000	37,584
Series 05-B, 5.55%, 1/15/2036	30,000	36,267
Series 05-E, 5.35%, 7/15/2035	86,000	103,574
Series 06-E, 5.55%, 1/15/2037	30,000	36,376
Series 13-A, 3.90%, 3/15/2043	30,000	30,147
Series C, 3.60%, 2/1/2045	64,000	61,657
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	64,000	58,687
Tampa Electric Co.:
4.20%, 5/15/2045	64,000	66,055
4.35%, 5/15/2044	30,000	31,589
6.55%, 5/15/2036	30,000	39,706
Toledo Edison Co. 6.15%, 5/15/2037	7,000	8,287
TransAlta Corp. 6.50%, 3/15/2040	64,000	35,840
Union Electric Co. 8.45%, 3/15/2039	64,000	103,684
Virginia Electric & Power Co.:
4.00%, 1/15/2043	39,000	39,251
4.45%, 2/15/2044 (a)	94,000	102,813
8.88%, 11/15/2038	64,000	103,351
Series A, 6.00%, 5/15/2037	55,000	69,578
Series B, 4.20%, 5/15/2045	43,000	44,831
Series D, 4.65%, 8/15/2043	74,000	81,742

Westar Energy, Inc.:
4.10%, 4/1/2043	30,000	31,036
4.13%, 3/1/2042	64,000	66,728
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	30,000	29,051
4.25%, 6/1/2044	133,000	142,945
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	77,000	80,552
6.38%, 8/15/2037	30,000	40,118
Wisconsin Public Service Corp. 4.75%, 11/1/2044	30,000	35,133
Xcel Energy, Inc. 4.80%, 9/15/2041	30,000	32,233

		15,712,619

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
6.00%, 8/15/2032	30,000	37,155
6.13%, 4/15/2039	73,000	94,639

		131,794

ELECTRONICS — 0.5%
Avnet, Inc. 4.63%, 4/15/2026	50,000	50,242
Corning, Inc.:
4.75%, 3/15/2042	94,000	91,803
5.75%, 8/15/2040	47,000	51,162
7.25%, 8/15/2036	30,000	35,053
Honeywell International, Inc.:
5.70%, 3/15/2036	64,000	79,972
5.70%, 3/15/2037	64,000	80,494
Series 30, 5.38%, 3/1/2041	64,000	79,427
Koninklijke Philips NV:
5.00%, 3/15/2042	51,000	51,667
6.88%, 3/11/2038	86,000	104,589

		624,409

ENGINEERING & CONSTRUCTION — 0.0% (c)
ABB Finance USA, Inc. 4.38%, 5/8/2042 (a)	39,000	41,617

ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
5.70%, 5/15/2041	94,000	109,596
6.20%, 3/1/2040	94,000	114,272
Waste Management, Inc.:
3.90%, 3/1/2035	202,000	197,753
4.10%, 3/1/2045	17,000	16,914
6.13%, 11/30/2039	43,000	54,728

		493,263

FOOD — 2.0%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	80,474
Campbell Soup Co. 3.80%, 8/2/2042	37,000	34,264
ConAgra Foods, Inc.:
7.00%, 10/1/2028	30,000	36,678
7.13%, 10/1/2026	16,000	19,433
8.25%, 9/15/2030	81,000	108,525
Delhaize America LLC 9.00%, 4/15/2031	30,000	40,521
Delhaize Group 5.70%, 10/1/2040	94,000	101,149

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

General Mills, Inc.:
4.15%, 2/15/2043	$30,000	$30,629
5.40%, 6/15/2040	94,000	111,991
JM Smucker Co.:
4.25%, 3/15/2035	124,000	128,591
4.38%, 3/15/2045	47,000	49,177
Kellogg Co.:
3.25%, 4/1/2026	65,000	66,540
4.50%, 4/1/2046	50,000	51,331
Kraft Heinz Foods Co.:
5.00%, 7/15/2035 (d)	77,000	84,416
5.00%, 6/4/2042	283,000	307,826
5.20%, 7/15/2045 (d)	51,000	57,260
6.50%, 2/9/2040	154,000	190,682
6.88%, 1/26/2039	129,000	164,172
Kroger Co.:
5.40%, 7/15/2040	94,000	110,230
6.90%, 4/15/2038	30,000	39,795
7.50%, 4/1/2031	133,000	176,460
Mondelez International, Inc. 6.50%, 2/9/2040	133,000	169,132
Sysco Corp.:
3.30%, 7/15/2026	50,000	50,843
4.50%, 4/1/2046	50,000	51,407
4.85%, 10/1/2045	51,000	54,739
6.63%, 3/17/2039	64,000	82,687
Tyson Foods, Inc.:
4.88%, 8/15/2034	86,000	92,118
5.15%, 8/15/2044	30,000	33,540
Unilever Capital Corp. 5.90%, 11/15/2032	163,000	214,165

		2,738,775

FOREST PRODUCTS & PAPER — 0.5%
Domtar Corp. 6.75%, 2/15/2044	30,000	30,717
Georgia-Pacific LLC:
7.75%, 11/15/2029	64,000	87,270
8.88%, 5/15/2031	86,000	127,140
International Paper Co.:
4.80%, 6/15/2044	98,000	94,186
6.00%, 11/15/2041	64,000	68,688
7.30%, 11/15/2039	77,000	91,634
8.70%, 6/15/2038	124,000	167,409

		667,044

GAS — 0.7%
AGL Capital Corp.: 4.40%, 6/1/2043	34,000	31,411
5.88%, 3/15/2041	107,000	123,277
6.00%, 10/1/2034	30,000	35,359
Atmos Energy Corp.:
4.13%, 10/15/2044 (a)	73,000	74,404
5.50%, 6/15/2041	30,000	35,906
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	86,000	96,728
6.63%, 11/1/2037	64,000	76,115
Dominion Gas Holdings LLC:
4.60%, 12/15/2044	43,000	41,926
4.80%, 11/1/2043	88,000	88,528
KeySpan Corp. 5.80%, 4/1/2035	107,000	123,782
ONE Gas, Inc. 4.66%, 2/1/2044	81,000	90,094

Piedmont Natural Gas Co., Inc.:
4.10%, 9/18/2034	43,000	43,767
4.65%, 8/1/2043	17,000	18,483
Sempra Energy 6.00%, 10/15/2039	94,000	106,776
Southern California Gas Co. 3.75%, 9/15/2042	30,000	29,800

		1,016,356

HAND & MACHINE TOOLS — 0.0% (c)
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	34,502

HEALTH CARE PRODUCTS — 1.4%
Becton Dickinson and Co.:
4.69%, 12/15/2044	64,000	68,986
4.88%, 5/15/2044	64,000	68,722
6.00%, 5/15/2039	64,000	75,550
Boston Scientific Corp. 7.38%, 1/15/2040	95,000	121,312
Covidien International Finance SA 6.55%, 10/15/2037	94,000	124,464
Danaher Corp. 4.38%, 9/15/2045	56,000	62,043
Medtronic, Inc.:
4.00%, 4/1/2043	86,000	87,555
4.38%, 3/15/2035	154,000	166,752
4.50%, 3/15/2042	64,000	70,051
4.63%, 3/15/2044	124,000	138,168
4.63%, 3/15/2045	287,000	320,765
5.55%, 3/15/2040	94,000	112,092
St Jude Medical, Inc. 4.75%, 4/15/2043 (a)	62,000	65,276
Stryker Corp.:
4.10%, 4/1/2043	86,000	84,481
4.63%, 3/15/2046	65,000	69,526
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	36,000	39,835
Zimmer Biomet Holdings, Inc.:
4.25%, 8/15/2035	73,000	71,206
4.45%, 8/15/2045	81,000	79,176
5.75%, 11/30/2039	64,000	70,516

		1,896,476

HEALTH CARE SERVICES — 2.4%
Aetna, Inc.:
4.13%, 11/15/2042	64,000	61,641
4.50%, 5/15/2042	56,000	56,766
6.75%, 12/15/2037	124,000	161,158
Anthem, Inc.:
4.63%, 5/15/2042	94,000	92,800
4.65%, 1/15/2043	129,000	127,818
4.65%, 8/15/2044	94,000	93,116
5.85%, 1/15/2036	124,000	140,332
5.95%, 12/15/2034	8,000	9,010
6.38%, 6/15/2037	37,000	44,641
Ascension Health 4.85%, 11/15/2053	64,000	72,756
Baylor Scott & White Holdings 4.19%, 11/15/2045	99,000	100,249
Cigna Corp.:
5.38%, 2/15/2042	64,000	71,274
5.88%, 3/15/2041	64,000	74,757
7.88%, 5/15/2027	64,000	85,171

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dignity Health 5.27%, 11/1/2064	$39,000	$41,947
Humana, Inc.:
4.63%, 12/1/2042	66,000	64,171
4.95%, 10/1/2044	94,000	96,012
Kaiser Foundation Hospitals 4.88%, 4/1/2042	30,000	33,645
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	92,000	89,723
Mayo Clinic Series 2013, 4.00%, 11/15/2047	64,000	64,673
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	136,000	138,365
New York and Presbyterian Hospital 4.02%, 8/1/2045	124,000	124,290
NYU Hospitals Center 4.78%, 7/1/2044	99,000	106,616
Ochsner Clinic Foundation 5.90%, 5/15/2045	64,000	73,650
Quest Diagnostics, Inc. 4.70%, 3/30/2045	94,000	90,963
Texas Health Resources 4.33%, 11/15/2055	56,000	58,371
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	43,000	42,929
4.25%, 3/15/2043 (a)	94,000	98,489
4.38%, 3/15/2042	124,000	132,202
4.63%, 7/15/2035	43,000	47,879
4.63%, 11/15/2041	64,000	70,731
4.75%, 7/15/2045	129,000	148,282
5.70%, 10/15/2040	64,000	80,585
5.80%, 3/15/2036	30,000	37,564
5.95%, 2/15/2041	64,000	83,193
6.50%, 6/15/2037	24,000	32,479
6.63%, 11/15/2037	64,000	88,043
6.88%, 2/15/2038	120,000	169,749

		3,206,040

HOLDING COMPANIES-DIVERS — 0.0% (c)
Leucadia National Corp. 6.63%, 10/23/2043	17,000	13,763

HOME FURNISHINGS — 0.0% (c)
Whirlpool Corp. 5.15%, 3/1/2043	30,000	31,251

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	64,000	69,716
Estee Lauder Cos., Inc.:
4.38%, 6/15/2045	64,000	69,102
6.00%, 5/15/2037	30,000	37,804
Procter & Gamble Co.:
5.50%, 2/1/2034	64,000	80,284
5.55%, 3/5/2037 (a)	94,000	122,748
5.80%, 8/15/2034	64,000	82,701

		462,355

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
3.70%, 6/1/2043	107,000	107,727
6.63%, 8/1/2037	64,000	88,980

		196,707

HOUSEWARES — 0.2%
Newell Rubbermaid, Inc.:
5.38%, 4/1/2036	45,000	48,371
5.50%, 4/1/2046	160,000	174,362

		222,733

INSURANCE — 4.4%
Aflac, Inc. 6.45%, 8/15/2040	94,000	116,761
Alleghany Corp. 4.90%, 9/15/2044	77,000	74,362
Allstate Corp.:
4.50%, 6/15/2043	129,000	140,076
5.35%, 6/1/2033	30,000	35,157
5.55%, 5/9/2035	112,000	134,026
American International Group, Inc.:
3.88%, 1/15/2035	124,000	110,179
3.90%, 4/1/2026	250,000	251,944
4.38%, 1/15/2055	86,000	74,467
4.50%, 7/16/2044	64,000	60,285
4.80%, 7/10/2045	64,000	62,907
Aon Corp. 8.21%, 1/1/2027	86,000	108,790
Aon PLC:
4.45%, 5/24/2043	64,000	60,524
4.75%, 5/15/2045	94,000	94,581
Arch Capital Group US, Inc. 5.14%, 11/1/2043	124,000	129,312
Assurant, Inc. 6.75%, 2/15/2034	30,000	36,114
AXA SA 8.60%, 12/15/2030	73,000	94,900
AXIS Specialty Finance PLC 5.15%, 4/1/2045	30,000	30,638
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	94,000	99,279
4.40%, 5/15/2042	86,000	92,853
5.75%, 1/15/2040	30,000	37,685
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	17,000	18,509
Chubb Corp. 6.00%, 5/11/2037	159,000	204,569
Chubb INA Holdings, Inc.: 3.35%, 5/3/2026	86,000	89,412
4.15%, 3/13/2043	94,000	96,939
4.35%, 11/3/2045	81,000	87,156
6.70%, 5/15/2036	30,000	41,070
Cincinnati Financial Corp. 6.92%, 5/15/2028	64,000	81,568
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	30,000	35,107
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	64,000	62,631
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	86,000	80,637
5.95%, 10/15/2036	64,000	73,452
6.63%, 3/30/2040	30,000	37,206
Lincoln National Corp.:
6.30%, 10/9/2037	94,000	105,849
7.00%, 6/15/2040	64,000	77,635
Loews Corp. 4.13%, 5/15/2043	86,000	81,230
Manulife Financial Corp. 5.38%, 3/4/2046	50,000	52,254
Markel Corp.:
5.00%, 3/30/2043	20,000	20,118
5.00%, 4/5/2046	50,000	50,544

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	$30,000	$30,653
5.88%, 8/1/2033	30,000	35,486
MetLife, Inc.:
4.13%, 8/13/2042	86,000	81,939
4.72%, 12/15/2044	107,000	111,945
4.88%, 11/13/2043	86,000	91,630
5.70%, 6/15/2035	64,000	74,615
5.88%, 2/6/2041	172,000	207,731
6.40%, 12/15/2066	150,000	153,750
6.50%, 12/15/2032	43,000	53,716
10.75%, 8/1/2069	99,000	149,490
Principal Financial Group, Inc.:
4.63%, 9/15/2042	30,000	30,067
6.05%, 10/15/2036	94,000	111,149
Progressive Corp.:
4.35%, 4/25/2044	64,000	67,979
6.25%, 12/1/2032	112,000	141,487
Protective Life Corp. 8.45%, 10/15/2039	56,000	74,834
Prudential Financial, Inc.:
4.60%, 5/15/2044	24,000	23,961
5.10%, 8/15/2043	64,000	65,329
5.63%, 5/12/2041	77,000	84,302
5.70%, 12/14/2036	77,000	86,457
6.63%, 12/1/2037	124,000	151,213
6.63%, 6/21/2040	30,000	36,750
Series B, 5.75%, 7/15/2033	47,000	52,437
Series C, 5.40%, 6/13/2035	30,000	32,200
Travelers Cos., Inc.:
4.30%, 8/25/2045	64,000	68,643
4.60%, 8/1/2043	97,000	108,171
6.25%, 6/15/2037	176,000	233,450
Travelers Property Casualty Corp. 6.38%, 3/15/2033	30,000	38,884
Unum Group 5.75%, 8/15/2042	30,000	31,421
Validus Holdings, Ltd. 8.88%, 1/26/2040	64,000	84,081
Voya Financial, Inc. 5.70%, 7/15/2043	64,000	72,599
WR Berkley Corp. 4.75%, 8/1/2044	94,000	93,125
XLIT, Ltd.:
5.50%, 3/31/2045	86,000	83,454
6.25%, 5/15/2027	64,000	75,037

		5,978,711

INTERNET — 0.4%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (a)	86,000	88,147
Amazon.com, Inc.:
4.80%, 12/5/2034	43,000	48,243
4.95%, 12/5/2044	249,000	285,520
eBay, Inc. 4.00%, 7/15/2042	124,000	98,149

		520,059

IRON/STEEL — 0.5%
Nucor Corp.:
5.20%, 8/1/2043	87,000	86,240
6.40%, 12/1/2037	64,000	71,582
Vale Overseas, Ltd.:
6.88%, 11/21/2036 (a)	162,000	127,372

6.88%, 11/10/2039	189,000	146,711
8.25%, 1/17/2034	94,000	86,128
Vale SA 5.63%, 9/11/2042 (a)	193,000	136,065

		654,098

IT SERVICES — 1.6%
Apple, Inc.:
3.45%, 2/9/2045	120,000	108,565
3.85%, 5/4/2043	365,000	353,627
4.38%, 5/13/2045	202,000	212,088
4.45%, 5/6/2044	58,000	61,465
4.50%, 2/23/2036	150,000	161,946
4.65%, 2/23/2046	255,000	278,356
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (d)	124,000	121,793
6.35%, 10/15/2045 (d)	167,000	164,150
HP, Inc. 6.00%, 9/15/2041	129,000	115,726
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	107,000	108,917
4.70%, 2/19/2046	100,000	110,277
5.60%, 11/30/2039	148,000	183,999
5.88%, 11/29/2032	64,000	80,733
6.22%, 8/1/2027	30,000	38,940
6.50%, 1/15/2028	30,000	39,539
Seagate HDD Cayman 5.75%, 12/1/2034	64,000	45,440

		2,185,561

LEISURE TIME — 0.1%
Harley-Davidson, Inc. 4.63%, 7/28/2045	64,000	67,852

LODGING — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. 4.50%, 10/1/2034	94,000	88,261

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	142,000	137,460
4.30%, 5/15/2044 (a)	64,000	66,969
4.75%, 5/15/2064	17,000	17,625
5.20%, 5/27/2041	86,000	99,862
5.30%, 9/15/2035	64,000	75,268
6.05%, 8/15/2036	64,000	81,740

		478,924

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043 (a)	59,000	63,793
Deere & Co.:
3.90%, 6/9/2042	124,000	123,388
5.38%, 10/16/2029	30,000	36,445
7.13%, 3/3/2031	64,000	89,105

		312,731

MEDIA — 6.3%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	56,000	57,401
4.95%, 10/15/2045 (a)	34,000	36,122
5.40%, 10/1/2043	64,000	70,769
6.15%, 3/1/2037	150,000	177,419
6.15%, 2/15/2041	154,000	185,001
6.20%, 12/15/2034	120,000	143,731

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.40%, 12/15/2035	$137,000	$167,503
6.55%, 3/15/2033	94,000	112,811
6.90%, 8/15/2039	64,000	79,014
7.75%, 12/1/2045	47,000	61,449
CBS Corp.:
4.60%, 1/15/2045	64,000	60,483
4.85%, 7/1/2042	64,000	60,718
5.50%, 5/15/2033	86,000	90,293
5.90%, 10/15/2040	64,000	68,637
7.88%, 7/30/2030	77,000	102,914
CCO Safari II LLC:
6.38%, 10/23/2035 (d)	214,000	235,352
6.48%, 10/23/2045 (d)	283,000	315,174
6.83%, 10/23/2055 (d)	39,000	42,130
Comcast Corp.:
3.15%, 3/1/2026	150,000	156,047
4.20%, 8/15/2034	63,000	66,496
4.25%, 1/15/2033	43,000	45,438
4.50%, 1/15/2043	64,000	69,559
4.65%, 7/15/2042	161,000	178,754
4.75%, 3/1/2044	99,000	111,955
5.65%, 6/15/2035	64,000	78,251
6.40%, 5/15/2038	214,000	283,617
6.40%, 3/1/2040	94,000	125,703
6.45%, 3/15/2037	197,000	260,669
6.50%, 11/15/2035	64,000	84,979
6.55%, 7/1/2039	86,000	116,430
6.95%, 8/15/2037	257,000	357,845
7.05%, 3/15/2033	64,000	87,961
Discovery Communications LLC 4.88%, 4/1/2043	219,000	191,800
Grupo Televisa SAB:
5.00%, 5/13/2045	214,000	196,508
6.63%, 1/15/2040	99,000	109,866
Historic TW, Inc. 6.63%, 5/15/2029	154,000	186,429
NBCUniversal Media LLC:
4.45%, 1/15/2043	94,000	100,747
5.95%, 4/1/2041	136,000	174,111
6.40%, 4/30/2040	193,000	254,807
Thomson Reuters Corp.:
5.65%, 11/23/2043	64,000	68,061
5.85%, 4/15/2040	94,000	102,190
Time Warner Cable, Inc.:
4.50%, 9/15/2042	124,000	109,488
5.50%, 9/1/2041	129,000	128,818
5.88%, 11/15/2040	137,000	141,756
6.55%, 5/1/2037	43,000	47,392
6.75%, 6/15/2039	189,000	211,459
7.30%, 7/1/2038	154,000	178,180
Time Warner Cos., Inc. 6.95%, 1/15/2028	124,000	153,687
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	154,000	190,896
Time Warner, Inc.:
4.65%, 6/1/2044	94,000	92,255
4.85%, 7/15/2045	43,000	43,803
4.90%, 6/15/2042	112,000	111,826
5.35%, 12/15/2043	94,000	100,963
6.25%, 3/29/2041	99,000	114,058

6.50%, 11/15/2036	77,000	88,923
7.63%, 4/15/2031	257,000	326,642
7.70%, 5/1/2032	81,000	102,470
Viacom, Inc.:
4.38%, 3/15/2043	225,000	176,187
4.85%, 12/15/2034	86,000	75,490
4.88%, 6/15/2043	30,000	24,268
5.25%, 4/1/2044	64,000	57,448
5.85%, 9/1/2043	64,000	61,548
6.88%, 4/30/2036	124,000	129,305
Walt Disney Co.:
4.13%, 6/1/2044	122,000	130,794
4.38%, 8/16/2041	30,000	33,260
Series B, 7.00%, 3/1/2032	94,000	132,320
Series E, 4.13%, 12/1/2041	30,000	31,945

		8,470,325

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp.:
3.90%, 1/15/2043	94,000	96,180
4.38%, 6/15/2045	64,000	69,920
Valmont Industries, Inc.:
5.00%, 10/1/2044	30,000	27,019
5.25%, 10/1/2054	30,000	25,996

		219,115

MINING — 1.4%
Barrick Gold Corp. 5.25%, 4/1/2042	64,000	54,095
Barrick North America Finance LLC:
5.70%, 5/30/2041	81,000	70,236
5.75%, 5/1/2043	64,000	57,842
7.50%, 9/15/2038	163,000	157,677
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	172,000	154,649
5.00%, 9/30/2043	142,000	144,562
Goldcorp, Inc. 5.45%, 6/9/2044	64,000	57,950
Newmont Mining Corp.:
4.88%, 3/15/2042	94,000	80,610
5.88%, 4/1/2035	154,000	145,829
6.25%, 10/1/2039 (a)	56,000	55,931
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	64,000	63,920
6.13%, 12/15/2033	69,000	72,156
7.25%, 3/15/2031	64,000	71,594
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	43,000	38,444
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040 (a)	30,000	30,543
7.13%, 7/15/2028	154,000	182,449
Southern Copper Corp.:
5.25%, 11/8/2042	154,000	126,857
5.88%, 4/23/2045 (a)	178,000	156,417
7.50%, 7/27/2035	172,000	179,525

		1,901,286

MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
5.70%, 3/15/2037	64,000	82,437
Series MTN, 3.88%, 6/15/2044	94,000	97,700
Dover Corp. 5.38%, 3/1/2041	132,000	160,997

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Eaton Corp.:
4.00%, 11/2/2032	$124,000	$125,651
4.15%, 11/2/2042	94,000	93,546
General Electric Co.:
4.13%, 10/9/2042	214,000	225,185
4.50%, 3/11/2044	233,000	259,203
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	86,000	86,557
4.88%, 9/15/2041	77,000	88,235
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	64,000	75,574
Parker-Hannifin Corp.:
4.45%, 11/21/2044	77,000	83,637
Series MTN, 4.20%, 11/21/2034	69,000	72,776
Tyco Electronics Group SA 7.13%, 10/1/2037	64,000	85,279
Tyco International Finance SA 5.13%, 9/14/2045	30,000	32,005

		1,568,782

OFFICE & BUSINESS EQUIPMENT — 0.0% (c)
Xerox Corp. 4.80%, 3/1/2035 (a)	64,000	62,366

OIL & GAS — 4.9%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	47,000	36,763
6.20%, 3/15/2040	112,000	108,205
6.45%, 9/15/2036	249,000	248,147
6.60%, 3/15/2046 (a)	65,000	66,886
Apache Corp.:
4.25%, 1/15/2044	172,000	146,763
5.10%, 9/1/2040	249,000	226,072
5.25%, 2/1/2042	47,000	42,625
6.00%, 1/15/2037	112,000	111,198
Burlington Resources Finance Co. 7.20%, 8/15/2031	81,000	89,937
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	43,000	37,340
6.50%, 2/15/2037	124,000	113,072
6.75%, 2/1/2039	86,000	79,597
7.20%, 1/15/2032	30,000	29,090
Conoco Funding Co. 7.25%, 10/15/2031	103,000	114,407
ConocoPhillips 6.50%, 2/1/2039	154,000	168,357
ConocoPhillips Co.:
4.30%, 11/15/2044 (a)	124,000	108,134
5.90%, 10/15/2032	77,000	79,383
5.95%, 3/15/2046	100,000	108,213
ConocoPhillips Holding Co. 6.95%, 4/15/2029	144,000	160,624
Devon Energy Corp.:
4.75%, 5/15/2042	124,000	91,801
5.00%, 6/15/2045 (a)	64,000	48,095
7.95%, 4/15/2032	42,000	41,400
Devon Financing Co. LLC 7.88%, 9/30/2031	146,000	144,599
Eni USA,Inc. 7.30%, 11/15/2027	30,000	35,632
EOG Resources, Inc.:
3.90%, 4/1/2035	30,000	27,146
5.10%, 1/15/2036	86,000	89,656

Exxon Mobil Corp.:
3.57%, 3/6/2045	51,000	49,447
4.11%, 3/1/2046	100,000	106,264
Hess Corp.:
5.60%, 2/15/2041	154,000	136,833
6.00%, 1/15/2040	77,000	70,113
7.30%, 8/15/2031	73,000	75,145
7.88%, 10/1/2029	86,000	93,021
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	29,100
Kerr-McGee Corp. 7.88%, 9/15/2031	86,000	92,324
Marathon Oil Corp.:
5.20%, 6/1/2045 (a)	64,000	44,480
6.80%, 3/15/2032	64,000	56,320
Marathon Petroleum Corp.:
4.75%, 9/15/2044	64,000	51,591
5.00%, 9/15/2054	94,000	69,919
5.85%, 12/15/2045	86,000	77,023
6.50%, 3/1/2041	73,000	69,876
Noble Energy, Inc.:
5.05%, 11/15/2044	94,000	80,597
5.25%, 11/15/2043	72,000	62,073
6.00%, 3/1/2041	172,000	156,339
Occidental Petroleum Corp.:
4.40%, 4/15/2046	100,000	100,824
4.63%, 6/15/2045	51,000	52,772
Petro-Canada:
5.35%, 7/15/2033	64,000	60,809
5.95%, 5/15/2035	64,000	64,285
6.80%, 5/15/2038	214,000	233,133
Phillips 66: 4.65%, 11/15/2034	145,000	145,699
4.88%, 11/15/2044	112,000	112,248
5.88%, 5/1/2042	120,000	129,506
Shell International Finance B.V.:
3.63%, 8/21/2042	107,000	94,736
4.13%, 5/11/2035	146,000	147,246
4.38%, 5/11/2045	163,000	163,392
4.55%, 8/12/2043	189,000	193,169
5.50%, 3/25/2040	124,000	138,944
6.38%, 12/15/2038	214,000	261,633
Suncor Energy, Inc.:
6.50%, 6/15/2038	86,000	92,219
6.85%, 6/1/2039	64,000	70,243
Tosco Corp.:
7.80%, 1/1/2027	86,000	100,478
8.13%, 2/15/2030	64,000	77,124
Valero Energy Corp.:
4.90%, 3/15/2045	64,000	57,111
6.63%, 6/15/2037	124,000	133,837
7.50%, 4/15/2032	77,000	88,270
10.50%, 3/15/2039	64,000	88,372
XTO Energy, Inc. 6.75%, 8/1/2037	64,000	89,552

		6,569,209

OIL & GAS SERVICES — 0.7%
Baker Hughes, Inc.:
5.13%, 9/15/2040	154,000	150,118
6.88%, 1/15/2029	27,000	32,209
Cameron International Corp. 5.95%, 6/1/2041	94,000	105,705

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Halliburton Co.:
4.50%, 11/15/2041	$69,000	$62,562
4.75%, 8/1/2043	64,000	60,173
4.85%, 11/15/2035	64,000	63,915
5.00%, 11/15/2045	89,000	86,844
6.70%, 9/15/2038	124,000	142,872
7.45%, 9/15/2039	100,000	123,834
National Oilwell Varco, Inc. 3.95%, 12/1/2042	124,000	87,698

		915,930

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	77,000	84,914
WestRock MWV LLC 7.95%, 2/15/2031	64,000	79,901

		164,815

PHARMACEUTICALS — 5.1%
Abbott Laboratories:
5.30%, 5/27/2040	142,000	167,715
6.00%, 4/1/2039	47,000	59,724
AbbVie, Inc.:
4.40%, 11/6/2042	484,000	489,295
4.50%, 5/14/2035	149,000	154,530
4.70%, 5/14/2045	94,000	99,510
Actavis Funding SCS:
4.55%, 3/15/2035	202,000	208,122
4.75%, 3/15/2045	167,000	175,869
4.85%, 6/15/2044	171,000	182,099
Actavis, Inc. 4.63%, 10/1/2042	190,000	195,386
AmerisourceBergen Corp. 4.25%, 3/1/2045	64,000	61,825
AstraZeneca PLC:
4.00%, 9/18/2042	154,000	155,000
4.38%, 11/16/2045	43,000	45,704
6.45%, 9/15/2037	202,000	267,222
Baxalta, Inc. 5.25%, 6/23/2045 (d)	47,000	49,592
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	44,000	40,754
5.88%, 11/15/2036	149,000	191,415
Cardinal Health, Inc.:
4.50%, 11/15/2044	64,000	64,404
4.60%, 3/15/2043 (a)	39,000	39,543
Eli Lilly & Co.:
3.70%, 3/1/2045	64,000	65,016
5.50%, 3/15/2027	86,000	105,641
5.55%, 3/15/2037	86,000	105,345
Express Scripts Holding Co. 6.13%, 11/15/2041 (a)	77,000	85,726
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	30,000	32,224
6.38%, 5/15/2038	274,000	368,437
Johnson & Johnson:
3.55%, 3/1/2036	45,000	46,799
3.70%, 3/1/2046	255,000	267,197
4.38%, 12/5/2033	21,000	24,000
4.50%, 9/1/2040 (a)	47,000	54,586
4.50%, 12/5/2043	30,000	35,173
4.95%, 5/15/2033	64,000	77,444
5.85%, 7/15/2038	77,000	104,691

5.95%, 8/15/2037	112,000	152,839
6.95%, 9/1/2029	86,000	125,275
McKesson Corp.:
4.88%, 3/15/2044	86,000	91,724
6.00%, 3/1/2041	30,000	35,578
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	39,000	39,058
Merck & Co., Inc.:
3.60%, 9/15/2042	64,000	63,890
3.70%, 2/10/2045	86,000	87,056
4.15%, 5/18/2043	90,000	97,866
6.50%, 12/1/2033	86,000	114,877
6.55%, 9/15/2037	43,000	58,237
Merck Sharp & Dohme Corp.:
5.85%, 6/30/2039	64,000	81,127
5.95%, 12/1/2028	124,000	159,517
Mylan, Inc. 5.40%, 11/29/2043	105,000	104,096
Novartis Capital Corp.:
3.70%, 9/21/2042	64,000	64,975
4.00%, 11/20/2045	129,000	138,016
4.40%, 5/6/2044	124,000	141,199
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	129,000	121,241
Pfizer, Inc.:
4.30%, 6/15/2043	124,000	136,008
4.40%, 5/15/2044	64,000	71,426
7.20%, 3/15/2039	142,000	207,616
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	94,000	111,315
Wyeth LLC:
5.95%, 4/1/2037	210,000	267,459
6.00%, 2/15/2036	124,000	156,585
6.50%, 2/1/2034	107,000	140,703
Zoetis, Inc. 4.70%, 2/1/2043	108,000	100,817

		6,888,488

PIPELINES — 4.0%
Buckeye Partners L.P. 5.85%, 11/15/2043	64,000	55,679
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045 (d)	86,000	86,471
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	64,000	68,814
Enable Midstream Partners L.P. 5.00%, 5/15/2044	51,000	35,318
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	94,000	76,103
Series B, 7.50%, 4/15/2038	64,000	63,360
Enbridge, Inc. 4.50%, 6/10/2044	64,000	48,822
Energy Transfer Partners L.P.:
4.90%, 3/15/2035	64,000	50,517
5.15%, 2/1/2043	150,000	116,449
5.15%, 3/15/2045	124,000	97,469
5.95%, 10/1/2043	64,000	54,746
6.05%, 6/1/2041	56,000	48,210
6.13%, 12/15/2045	64,000	56,955
6.50%, 2/1/2042	64,000	58,353
6.63%, 10/15/2036	30,000	27,681
7.50%, 7/1/2038	64,000	63,239

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Enterprise Products Operating LLC:
4.45%, 2/15/2043	$124,000	$110,444
4.85%, 8/15/2042	94,000	87,894
4.85%, 3/15/2044	124,000	115,735
4.95%, 10/15/2054	107,000	94,381
5.10%, 2/15/2045	100,000	96,908
5.95%, 2/1/2041	142,000	149,394
6.13%, 10/15/2039	64,000	67,842
7.55%, 4/15/2038	73,000	87,646
Series D, 6.88%, 3/1/2033	86,000	97,780
Series H, 6.65%, 10/15/2034	64,000	71,608
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	124,000	97,755
5.00%, 8/15/2042	124,000	102,560
5.00%, 3/1/2043	30,000	24,940
5.40%, 9/1/2044	64,000	55,218
5.50%, 3/1/2044	86,000	75,380
5.63%, 9/1/2041	64,000	55,931
5.80%, 3/15/2035	64,000	57,486
6.38%, 3/1/2041	64,000	60,677
6.50%, 2/1/2037	64,000	60,111
6.55%, 9/15/2040	30,000	28,228
6.95%, 1/15/2038	77,000	76,902
7.30%, 8/15/2033	64,000	64,874
7.40%, 3/15/2031	107,000	110,582
7.50%, 11/15/2040	64,000	66,116
Kinder Morgan, Inc.:
5.05%, 2/15/2046 (a)	64,000	53,963
5.55%, 6/1/2045	94,000	83,946
Series GMTN, 7.75%, 1/15/2032	93,000	97,225
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	64,000	53,524
4.20%, 3/15/2045	64,000	54,814
5.15%, 10/15/2043	64,000	60,752
ONEOK Partners L.P.:
6.13%, 2/1/2041	64,000	57,372
6.20%, 9/15/2043	112,000	101,004
6.65%, 10/1/2036	86,000	78,742
Phillips 66 Partners L.P. 4.68%, 2/15/2045	39,000	31,475
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	94,000	70,209
4.90%, 2/15/2045	30,000	23,109
5.15%, 6/1/2042 (a)	64,000	49,811
6.65%, 1/15/2037	142,000	131,328
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	73,000	77,331
Spectra Energy Capital LLC 7.50%, 9/15/2038	64,000	66,409
Spectra Energy Partners L.P. 5.95%, 9/25/2043	94,000	97,746
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	77,000	63,368
6.10%, 2/15/2042	64,000	56,393
6.85%, 2/15/2040	94,000	88,135
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	64,000	72,306

TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	202,000	190,581
5.00%, 10/16/2043	94,000	90,462
6.10%, 6/1/2040	124,000	133,695
7.25%, 8/15/2038	124,000	146,186
7.63%, 1/15/2039	73,000	89,081
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	11,475
5.40%, 8/15/2041	30,000	25,200
Western Gas Partners L.P. 5.45%, 4/1/2044	30,000	23,850
Williams Partners L.P.:
4.90%, 1/15/2045	86,000	61,705
5.10%, 9/15/2045	64,000	46,080
5.40%, 3/4/2044	94,000	69,560
5.80%, 11/15/2043	30,000	23,250
6.30%, 4/15/2040	124,000	101,990

		5,406,655

REAL ESTATE — 0.0% (c)
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027	63,000	59,422

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	30,000	29,749
ERP Operating L.P. 4.50%, 7/1/2044	124,000	130,892
Federal Realty Investment Trust 4.50%, 12/1/2044	64,000	67,041
HCP, Inc. 6.75%, 2/1/2041	30,000	34,288
Kilroy Realty L.P. 4.25%, 8/15/2029	86,000	87,439
Kimco Realty Corp. 4.25%, 4/1/2045	44,000	42,159
Realty Income Corp. 4.13%, 10/15/2026	30,000	30,866
Simon Property Group L.P.:
4.25%, 10/1/2044	86,000	87,990
6.75%, 2/1/2040	73,000	97,884
Ventas Realty L.P. 5.70%, 9/30/2043	64,000	70,496
Welltower, Inc.:
4.25%, 4/1/2026	50,000	50,580
6.50%, 3/15/2041	69,000	81,760
Weyerhaeuser Co.:
6.95%, 10/1/2027	17,000	19,899
7.38%, 3/15/2032	94,000	114,939

		945,982

RETAIL — 5.1%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	43,000	38,025
5.17%, 8/1/2044	90,000	75,436
CVS Health Corp.:
4.88%, 7/20/2035	77,000	85,731
5.13%, 7/20/2045	189,000	219,435
5.30%, 12/5/2043	112,000	131,643
5.75%, 5/15/2041	64,000	77,895
6.13%, 9/15/2039	124,000	157,007
6.25%, 6/1/2027	124,000	150,370
Darden Restaurants, Inc. 7.05%, 10/15/2037	30,000	32,781

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Home Depot, Inc.:
3.00%, 4/1/2026	$86,000	$89,895
4.20%, 4/1/2043	124,000	134,193
4.25%, 4/1/2046	77,000	84,417
4.40%, 3/15/2045 (a)	124,000	137,790
4.88%, 2/15/2044	64,000	75,640
5.40%, 9/15/2040	124,000	154,341
5.88%, 12/16/2036	236,000	305,348
5.95%, 4/1/2041	72,000	95,291
Kohl’s Corp. 5.55%, 7/17/2045	30,000	27,153
Lowe’s Cos., Inc.:
4.25%, 9/15/2044	43,000	46,235
4.65%, 4/15/2042	69,000	77,680
5.00%, 9/15/2043	124,000	146,622
5.50%, 10/15/2035	64,000	76,831
5.80%, 10/15/2036	94,000	116,938
5.80%, 4/15/2040	64,000	81,004
6.65%, 9/15/2037	30,000	41,057
Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	43,000	35,133
5.13%, 1/15/2042	94,000	79,368
6.38%, 3/15/2037	77,000	74,959
6.70%, 7/15/2034	30,000	31,089
6.90%, 1/15/2032	71,000	76,621
McDonald’s Corp.:
3.63%, 5/1/2043	64,000	57,504
3.70%, 2/15/2042	112,000	102,219
4.60%, 5/26/2045	41,000	43,082
4.70%, 12/9/2035	124,000	133,124
Series MTN, 4.88%, 12/9/2045	114,000	124,832
Series MTN, 6.30%, 3/1/2038	154,000	192,114
Nordstrom, Inc.:
5.00%, 1/15/2044	64,000	65,831
6.95%, 3/15/2028	30,000	36,477
QVC, Inc. 5.45%, 8/15/2034	112,000	96,684
Starbucks Corp. 4.30%, 6/15/2045	43,000	47,455
Target Corp.:
4.00%, 7/1/2042 (a)	64,000	67,758
6.35%, 11/1/2032	51,000	67,411
6.50%, 10/15/2037	86,000	119,312
7.00%, 1/15/2038	193,000	281,729
Tiffany & Co. 4.90%, 10/1/2044	47,000	43,859
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	64,000	67,897
4.30%, 4/22/2044 (a)	112,000	124,372
4.75%, 10/2/2043	94,000	110,940
4.88%, 7/8/2040	112,000	130,968
5.00%, 10/25/2040	137,000	163,098
5.25%, 9/1/2035	227,000	278,631
5.63%, 4/1/2040	99,000	126,730
5.63%, 4/15/2041	236,000	303,818
5.88%, 4/5/2027	124,000	158,777
6.20%, 4/15/2038	107,000	144,512
6.50%, 8/15/2037	266,000	368,991
7.55%, 2/15/2030	97,000	143,771
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	159,000	154,879
4.80%, 11/18/2044	116,000	115,277

		6,827,980

SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 5.30%, 12/15/2045	43,000	48,179
Applied Materials, Inc.:
5.10%, 10/1/2035	86,000	92,428
5.85%, 6/15/2041	64,000	75,751
Intel Corp.:
4.00%, 12/15/2032	124,000	129,228
4.25%, 12/15/2042	124,000	127,606
4.80%, 10/1/2041	30,000	33,302
4.90%, 7/29/2045	99,000	111,589
KLA-Tencor Corp. 5.65%, 11/1/2034	62,000	61,784
QUALCOMM, Inc.:
4.65%, 5/20/2035	104,000	105,553
4.80%, 5/20/2045	107,000	105,179

		890,599

SOFTWARE — 2.1%
Microsoft Corp.:
3.50%, 2/12/2035	107,000	104,821
3.50%, 11/15/2042	64,000	60,287
3.75%, 5/1/2043	140,000	138,350
3.75%, 2/12/2045	167,000	166,116
4.00%, 2/12/2055	184,000	180,078
4.20%, 11/3/2035	124,000	132,429
4.45%, 11/3/2045	154,000	169,790
4.50%, 10/1/2040	146,000	160,228
4.75%, 11/3/2055	124,000	137,033
4.88%, 12/15/2043	86,000	99,817
5.20%, 6/1/2039 (a)	64,000	76,610
5.30%, 2/8/2041	137,000	165,120
Oracle Corp.:
3.25%, 5/15/2030 (a)	219,000	220,121
4.13%, 5/15/2045	137,000	139,191
4.30%, 7/8/2034	193,000	203,071
4.50%, 7/8/2044	103,000	110,141
5.38%, 7/15/2040	176,000	207,282
6.13%, 7/8/2039	159,000	202,216
6.50%, 4/15/2038	124,000	163,020

		2,835,721

TELECOMMUNICATIONS — 9.4%
America Movil SAB de CV:
4.38%, 7/16/2042	257,000	249,741
6.13%, 3/30/2040	129,000	151,968
6.38%, 3/1/2035	120,000	142,649
AT&T Corp. 8.25%, 11/15/2031	124,000	170,903
AT&T, Inc.: 4.30%, 12/15/2042	285,000	261,248
4.35%, 6/15/2045	271,000	249,141
4.50%, 5/15/2035	112,000	110,159
4.75%, 5/15/2046	330,000	322,226
4.80%, 6/15/2044	120,000	117,448
5.15%, 3/15/2042	94,000	95,896
5.35%, 9/1/2040	154,000	161,320
5.55%, 8/15/2041	223,000	239,500
5.65%, 2/15/2047	450,000	496,908
6.00%, 8/15/2040	154,000	171,725
6.15%, 9/15/2034	43,000	49,138
6.30%, 1/15/2038	167,000	191,957
6.38%, 3/1/2041	154,000	178,153

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.50%, 9/1/2037	$124,000	$146,274
6.55%, 2/15/2039	154,000	182,533
Bellsouth Capital Funding Corp. 7.88%, 2/15/2030	114,000	142,774
BellSouth LLC:
6.55%, 6/15/2034	64,000	71,189
6.88%, 10/15/2031	64,000	76,210
British Telecommunications PLC 9.63%, 12/15/2030	249,000	388,603
Cisco Systems, Inc.:
5.50%, 1/15/2040	154,000	191,409
5.90%, 2/15/2039	169,000	217,714
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	339,000	505,823
9.25%, 6/1/2032	86,000	135,089
GTE Corp. 6.94%, 4/15/2028	86,000	107,308
Juniper Networks, Inc. 5.95%, 3/15/2041	64,000	57,788
Koninklijke KPN NV 8.38%, 10/1/2030	124,000	166,275
Motorola Solutions, Inc. 5.50%, 9/1/2044	94,000	74,208
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	64,000	92,139
Orange SA:
5.38%, 1/13/2042	124,000	144,639
5.50%, 2/6/2044 (a)	94,000	111,690
9.00%, 3/1/2031	202,000	307,658
Pacific Bell Telephone Co. 7.13%, 3/15/2026	64,000	79,492
Qwest Corp.:
6.88%, 9/15/2033	51,000	49,980
7.13%, 11/15/2043	47,000	45,061
7.25%, 10/15/2035	64,000	63,360
Rogers Communications, Inc.:
4.50%, 3/15/2043	86,000	86,528
5.45%, 10/1/2043	124,000	141,668
7.50%, 8/15/2038	30,000	41,238
Telefonica Emisiones SAU 7.05%, 6/20/2036	189,000	239,489
Telefonica Europe B.V. 8.25%, 9/15/2030	154,000	215,205
Verizon Communications, Inc.:
3.85%, 11/1/2042	154,000	140,121
4.40%, 11/1/2034	86,000	86,746
4.52%, 9/15/2048	185,000	185,056
4.67%, 3/15/2055	749,000	721,927
4.75%, 11/1/2041	94,000	96,103
4.86%, 8/21/2046	375,000	397,341
5.01%, 8/21/2054	463,000	470,286
5.05%, 3/15/2034	154,000	166,222
5.85%, 9/15/2035	152,000	176,463
6.00%, 4/1/2041	287,000	340,108
6.25%, 4/1/2037	94,000	110,663
6.40%, 9/15/2033	77,000	95,088
6.40%, 2/15/2038	124,000	148,033
6.55%, 9/15/2043	788,000	1,033,622
6.90%, 4/15/2038	154,000	196,201

7.35%, 4/1/2039	64,000	85,489
7.75%, 12/1/2030	50,000	68,326
7.75%, 6/15/2032	64,000	84,144
Verizon Florida LLC Series E, 6.86%, 2/1/2028	64,000	57,199
Verizon Maryland LLC Series B, 5.13%, 6/15/2033 (a)	58,000	58,094
Verizon New York, Inc. Series B, 7.38%, 4/1/2032	64,000	72,544
Vodafone Group PLC:
4.38%, 2/19/2043	90,000	80,990
6.15%, 2/27/2037	180,000	201,381
6.25%, 11/30/2032	64,000	72,113
7.88%, 2/15/2030	112,000	141,544

		12,727,228

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	64,000	64,660
6.35%, 3/15/2040	30,000	34,967
Mattel, Inc. 6.20%, 10/1/2040	64,000	70,911

		170,538

TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
4.15%, 4/1/2045	139,000	142,047
4.38%, 9/1/2042 (a)	43,000	45,299
4.40%, 3/15/2042	77,000	81,380
4.45%, 3/15/2043	64,000	68,131
4.55%, 9/1/2044	43,000	46,498
4.70%, 9/1/2045	64,000	71,163
4.90%, 4/1/2044	39,000	44,326
4.95%, 9/15/2041	81,000	91,281
5.05%, 3/1/2041	154,000	174,883
5.15%, 9/1/2043	142,000	165,648
6.15%, 5/1/2037	64,000	80,819
Canadian National Railway Co.:
4.50%, 11/7/2043	30,000	33,478
6.25%, 8/1/2034	64,000	83,762
6.38%, 11/15/2037	139,000	187,943
6.90%, 7/15/2028	30,000	41,672
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	51,000	52,214
5.75%, 3/15/2033	43,000	48,020
5.75%, 1/15/2042	64,000	72,830
5.95%, 5/15/2037	94,000	107,971
6.13%, 9/15/2115	39,000	41,822
CSX Corp.:
4.10%, 3/15/2044	69,000	67,314
4.40%, 3/1/2043	64,000	64,597
4.50%, 8/1/2054	86,000	84,756
4.75%, 5/30/2042	92,000	96,917
6.00%, 10/1/2036	34,000	40,476
6.15%, 5/1/2037	24,000	29,132
6.22%, 4/30/2040	73,000	89,982
FedEx Corp.:
3.88%, 8/1/2042	57,000	52,608
3.90%, 2/1/2035	64,000	61,434
4.10%, 4/15/2043	6,000	5,744
4.10%, 2/1/2045	64,000	61,179

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 2/1/2065	$64,000	$60,851
4.55%, 4/1/2046	100,000	103,472
4.75%, 11/15/2045	94,000	99,205
4.90%, 1/15/2034	77,000	83,097
5.10%, 1/15/2044	94,000	104,162
Kansas City Southern 4.95%, 8/15/2045 (d)	124,000	124,752
Norfolk Southern Corp.:
4.45%, 6/15/2045	64,000	65,999
4.65%, 1/15/2046	30,000	31,942
4.84%, 10/1/2041	176,000	190,263
6.00%, 3/15/2105	64,000	69,643
6.00%, 5/23/2111	64,000	69,653
7.80%, 5/15/2027	64,000	88,783
Union Pacific Corp.:
3.38%, 2/1/2035	94,000	89,143
3.88%, 2/1/2055	119,000	110,543
4.05%, 11/15/2045 (a)	64,000	65,658
4.05%, 3/1/2046	30,000	30,623
4.30%, 6/15/2042	51,000	53,524
4.38%, 11/15/2065	34,000	33,623
4.75%, 9/15/2041	47,000	52,057
4.82%, 2/1/2044	62,000	69,854
4.85%, 6/15/2044	86,000	97,388
United Parcel Service of America, Inc. 8.38%, 4/1/2030 (b)	86,000	123,989
United Parcel Service, Inc.:
3.63%, 10/1/2042	30,000	29,974
4.88%, 11/15/2040	69,000	81,982
6.20%, 1/15/2038	107,000	145,394

		4,410,900

TRUCKING & LEASING — 0.0% (c)
GATX Corp. 5.20%, 3/15/2044	64,000	62,522

WATER — 0.2%
American Water Capital Corp.:
4.30%, 12/1/2042 (a)	94,000	100,286
6.59%, 10/15/2037	94,000	129,639

		229,925

TOTAL CORPORATE BONDS & NOTES
(Cost $135,707,866)		133,175,004

MUNICIPAL BONDS & NOTES — 0.0% (c)
TENNESSEE — 0.0% (c)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026 (Cost $10,000)	10,000	10,490

	Shares
SHORT-TERM INVESTMENTS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	899,075	899,075
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	531,902	531,902

TOTAL SHORT-TERM INVESTMENTS (Cost $1,430,977)		1,430,977

TOTAL INVESTMENTS — 99.7% (Cost $137,148,843)		134,616,471
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		456,269

NET ASSETS — 100.0%		$135,072,740

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$82,318	$—	$82,318
Aerospace & Defense	—	2,517,859	—	2,517,859
Agriculture.	—	1,841,544	—	1,841,544
Airlines	—	472,060	—	472,060
Apparel	—	206,084	—	206,084
Auto Manufacturers	—	1,305,610	—	1,305,610
Auto Parts & Equipment	—	213,262	—	213,262
Banks	—	12,661,852	—	12,661,852
Beverages	—	4,008,671	—	4,008,671
Biotechnology	—	2,465,586	—	2,465,586

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$—	$3,122,523	$—	$3,122,523
Commercial Services	—	1,492,102	—	1,492,102
Construction Materials	—	61,637	—	61,637
Distribution & Wholesale	—	105,298	—	105,298
Diversified Financial Services	—	3,514,909	—	3,514,909
Electric	—	15,712,619	—	15,712,619
Electrical Components & Equipment	—	131,794	—	131,794
Electronics	—	624,409	—	624,409
Engineering & Construction	—	41,617	—	41,617
Environmental Control	—	493,263	—	493,263
Food	—	2,738,775	—	2,738,775
Forest Products & Paper	—	667,044	—	667,044
Gas	—	1,016,356	—	1,016,356
Hand & Machine Tools	—	34,502	—	34,502
Health Care Products	—	1,896,476	—	1,896,476
Health Care Services	—	3,206,040	—	3,206,040
Holding Companies-Divers	—	13,763	—	13,763
Home Furnishings	—	31,251	—	31,251
Household Products	—	462,355	—	462,355
Household Products & Wares	—	196,707	—	196,707
Housewares	—	222,733	—	222,733
Insurance	—	5,978,711	—	5,978,711
Internet	—	520,059	—	520,059
Iron/Steel	—	654,098	—	654,098
IT Services.	—	2,185,561	—	2,185,561
Leisure Time	—	67,852	—	67,852
Lodging	—	88,261	—	88,261
Machinery, Construction & Mining	—	478,924	—	478,924
Machinery-Diversified	—	312,731	—	312,731
Media	—	8,470,325	—	8,470,325
Metal Fabricate & Hardware	—	219,115	—	219,115
Mining.	—	1,901,286	—	1,901,286
Miscellaneous Manufacturer	—	1,568,782	—	1,568,782
Office & Business Equipment	—	62,366	—	62,366
Oil & Gas	—	6,569,209	—	6,569,209
Oil & Gas Services	—	915,930	—	915,930
Packaging & Containers	—	164,815	—	164,815
Pharmaceuticals	—	6,888,488	—	6,888,488
Pipelines	—	5,406,655	—	5,406,655
Real Estate	—	59,422	—	59,422
Real Estate Investment Trusts (REITS)	—	945,982	—	945,982
Retail.	—	6,827,980	—	6,827,980
Semiconductors	—	890,599	—	890,599
Software	—	2,835,721	—	2,835,721
Telecommunications	—	12,727,228	—	12,727,228
Toys/Games/Hobbies	—	170,538	—	170,538
Transportation	—	4,410,900	—	4,410,900
Trucking & Leasing	—	62,522	—	62,522
Water.	—	229,925	—	229,925
Municipal Bonds & Notes	—	10,490	—	10,490
Short-Term Investments	1,430,977	—	—	1,430,977

TOTAL INVESTMENTS	$1,430,977	$133,185,494	$—	$134,616,471

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 94.9%
ADVERTISING — 1.0%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$5,000	$5,001
3.75%, 2/15/2023	50,000	49,598
4.00%, 3/15/2022	15,000	15,394
4.20%, 4/15/2024	25,000	25,368
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	51,988
6.25%, 7/15/2019	15,000	16,909
WPP Finance 2010:
3.63%, 9/7/2022	25,000	25,603
3.75%, 9/19/2024	50,000	50,674
4.75%, 11/21/2021	50,000	54,759

		295,294

AEROSPACE & DEFENSE — 1.6%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,154
Boeing Co.:
3.30%, 3/1/2035 (a)	25,000	24,110
4.88%, 2/15/2020	50,000	56,170
5.88%, 2/15/2040	6,000	7,908
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	50,033
2.25%, 11/15/2022	30,000	29,987
Harris Corp. 2.00%, 4/27/2018	50,000	49,779
L-3 Communications Corp.:
3.95%, 11/15/2016	7,000	7,091
4.75%, 7/15/2020	7,000	7,301
Lockheed Martin Corp.:
2.13%, 9/15/2016	15,000	15,086
4.07%, 12/15/2042	65,000	65,419
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	28,177
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,925
4.88%, 10/15/2040	4,000	4,675
United Technologies Corp.:
3.10%, 6/1/2022	4,000	4,221
4.15%, 5/15/2045 (a)	10,000	10,358
4.50%, 4/15/2020	15,000	16,567
4.50%, 6/1/2042	25,000	27,057
5.70%, 4/15/2040 (a)	10,000	12,502
6.13%, 7/15/2038	7,000	9,045

		445,565

AGRICULTURE — 1.0%
Altria Group, Inc.:
2.95%, 5/2/2023 (a)	40,000	41,335
4.00%, 1/31/2024	10,000	11,020
4.50%, 5/2/2043	7,000	7,539
5.38%, 1/31/2044	45,000	55,068
9.25%, 8/6/2019	7,000	8,618
Archer-Daniels-Midland Co. 4.02%, 4/16/2043 (a)	25,000	25,147
Bunge, Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	75,852
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	15,000	15,038
2.90%, 11/15/2021	50,000	52,635

3.88%, 8/21/2042	5,000	4,947

		297,199

AIRLINES — 0.7%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	21,004	22,264
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028 (a)	48,989	48,009
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	13,861	15,871
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	51,411
5.13%, 3/1/2017 (a)	30,000	30,989
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	14,554	14,918
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	14,564	14,709
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	12,437	13,153

		211,324

APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	22,000	22,162
3.63%, 5/1/2043	32,000	31,699
VF Corp.:
3.50%, 9/1/2021	20,000	21,408
6.45%, 11/1/2037	7,000	9,575

		84,844

AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp. 1.13%, 10/7/2016	30,000	30,064
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	41,124
Ford Motor Co. 7.45%, 7/16/2031	50,000	64,655
General Motors Co.:
4.88%, 10/2/2023	17,000	17,694
6.25%, 10/2/2043	45,000	47,702
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	25,000	24,795
3.70%, 11/24/2020	40,000	40,407
4.00%, 1/15/2025	12,000	11,581
4.30%, 7/13/2025	25,000	24,559
PACCAR Financial Corp. Series MTN, 1.65%, 2/25/2019	45,000	45,107
Toyota Motor Credit Corp.:
0.80%, 5/17/2016	30,000	30,004
Series MTN, 1.13%, 5/16/2017	45,000	45,068

		422,760

AUTO PARTS & EQUIPMENT — 0.9%
BorgWarner, Inc.:
4.38%, 3/15/2045 (a)	25,000	23,683
4.63%, 9/15/2020	25,000	27,164
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	51,847
Delphi Corp.:
4.15%, 3/15/2024	50,000	51,383
5.00%, 2/15/2023	30,000	31,050

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Johnson Controls, Inc.:
3.63%, 7/2/2024 (a)	$10,000	$10,063
4.63%, 7/2/2044	15,000	13,917
Magna International, Inc. 4.15%, 10/1/2025	50,000	52,013

		261,120

BANKS — 10.6%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017 (a)	25,000	25,009
3.05%, 8/23/2018 (a)	25,000	25,676
4.00%, 4/27/2016	15,000	15,030
4.00%, 3/13/2024	25,000	26,603
American Express Bank FSB 6.00%, 9/13/2017	25,000	26,586
Australia & New Zealand Banking Group, Ltd. 1.25%, 6/13/2017	50,000	49,947
Bank of America Corp.:
3.88%, 3/22/2017	22,000	22,506
Series MTN, 4.00%, 4/1/2024	15,000	15,696
Series MTN, 5.00%, 1/21/2044	20,000	21,879
Series MTN, 5.65%, 5/1/2018	50,000	53,632
7.63%, 6/1/2019	40,000	46,380
Bank of Montreal Series MTN, 1.40%, 9/11/2017 (a)	30,000	30,091
Bank of New York Mellon Corp.:
Series MTN, 2.30%, 9/11/2019	25,000	25,418
Series MTN, 2.60%, 8/17/2020	50,000	51,214
3.40%, 5/15/2024	15,000	15,661
Bank of Nova Scotia 2.80%, 7/21/2021	50,000	51,048
Barclays Bank PLC Series 1, 5.00%, 9/22/2016	25,000	25,468
Barclays PLC 3.65%, 3/16/2025	10,000	9,390
BNP Paribas SA:
2.38%, 5/21/2020	150,000	150,990
5.00%, 1/15/2021	15,000	16,749
Branch Banking & Trust Co.:
1.00%, 4/3/2017	25,000	24,953
1.35%, 10/1/2017	35,000	35,006
1.45%, 10/3/2016	50,000	50,125
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018 (a)	30,000	30,021
Capital One Financial Corp.:
4.75%, 7/15/2021 (a)	5,000	5,436
6.75%, 9/15/2017	5,000	5,344
Citigroup, Inc.:
2.65%, 10/26/2020	100,000	100,656
3.95%, 6/15/2016	15,000	15,086
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020 (a)	75,000	75,488
Credit Suisse AG:
Series MTN, 3.63%, 9/9/2024	50,000	50,329
Series MTN, 4.38%, 8/5/2020 (a)	5,000	5,361
Deutsche Bank AG 6.00%, 9/1/2017	30,000	31,521
Discover Bank/Greenwood 4.25%, 3/13/2026	25,000	25,133
Fifth Third Bank 1.15%, 11/18/2016	70,000	70,113
Goldman Sachs Group, Inc.:
2.63%, 1/31/2019	45,000	45,713

2.90%, 7/19/2018	15,000	15,319
3.63%, 1/22/2023 (a)	5,000	5,149
4.00%, 3/3/2024	25,000	26,150
5.25%, 7/27/2021	10,000	11,242
6.13%, 2/15/2033	20,000	24,050
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,644
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,900
Huntington National Bank 2.88%, 8/20/2020	100,000	101,003
Intesa Sanpaolo SpA:
2.38%, 1/13/2017 (a)	85,000	85,369
5.25%, 1/12/2024	30,000	32,310
JPMorgan Chase & Co.:
3.20%, 1/25/2023	5,000	5,097
4.25%, 10/15/2020 (a)	40,000	43,241
5.50%, 10/15/2040	20,000	23,923
Lloyds Bank PLC:
1.75%, 3/16/2018	55,000	54,907
6.38%, 1/21/2021	80,000	93,845
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/1/2021	50,000	50,995
Morgan Stanley:
Series GMTN, 2.38%, 7/23/2019	50,000	50,412
2.65%, 1/27/2020 (a)	50,000	50,715
Series MTN, 6.25%, 8/9/2026	10,000	11,860
6.38%, 7/24/2042	10,000	12,948
MUFG Union Bank NA:
2.13%, 6/16/2017	100,000	100,759
2.25%, 5/6/2019	5,000	5,009
National Australia Bank, Ltd. 1.30%, 7/25/2016 (a)	50,000	50,093
National Bank of Canada 2.10%, 12/14/2018	50,000	50,277
PNC Funding Corp.:
2.70%, 9/19/2016	15,000	15,104
5.13%, 2/8/2020	50,000	55,457
Royal Bank of Canada:
1.45%, 9/9/2016	9,000	9,025
Series GMTN, 2.20%, 7/27/2018	15,000	15,184
Royal Bank of Scotland Group PLC:
1.88%, 3/31/2017	50,000	49,944
6.40%, 10/21/2019 (a)	25,000	28,056
Societe Generale SA:
2.63%, 10/1/2018	50,000	50,957
2.75%, 10/12/2017	50,000	50,837
Svenska Handelsbanken AB 3.13%, 7/12/2016	50,000	50,312
Toronto-Dominion Bank:
Series MTN, 2.25%, 11/5/2019	50,000	50,682
2.38%, 10/19/2016	15,000	15,127
UBS AG:
Series GMTN, 1.38%, 8/14/2017	35,000	34,970
Series GMTN, 2.35%, 3/26/2020	100,000	100,543
Series GMTN, 2.38%, 8/14/2019	25,000	25,332
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,439
Series MTN, 3.70%, 1/30/2024	25,000	27,038
Wells Fargo & Co.:
Series N, 2.15%, 1/30/2020	25,000	25,205

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.30%, 9/9/2024	$45,000	$46,393
3.68%, 6/15/2016 (b)	25,000	25,156
5.63%, 12/11/2017	15,000	16,021
Westpac Banking Corp.:
1.20%, 5/19/2017	25,000	24,989
Series GMTN, 1.60%, 1/12/2018	30,000	30,032

		3,017,278

BEVERAGES — 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	10,000	9,378
8.00%, 11/15/2039	5,000	7,423
Coca-Cola Enterprises, Inc.:
3.50%, 9/15/2020	25,000	26,202
4.50%, 9/1/2021	25,000	27,337
Diageo Capital PLC:
1.50%, 5/11/2017	30,000	30,136
2.63%, 4/29/2023	15,000	15,189
Dr Pepper Snapple Group, Inc.:
6.82%, 5/1/2018	25,000	27,642
7.45%, 5/1/2038	25,000	34,858
Molson Coors Brewing Co. 5.00%, 5/1/2042 (a)	27,000	28,084
PepsiCo, Inc.:
3.13%, 11/1/2020	15,000	15,968
3.60%, 3/1/2024	10,000	10,936
4.45%, 4/14/2046	25,000	27,821
4.60%, 7/17/2045	10,000	11,298

		272,272

BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	51,019
2.30%, 6/15/2016	10,000	10,028
2.50%, 11/15/2016	40,000	40,354
6.38%, 6/1/2037	7,000	8,713
6.90%, 6/1/2038 (a)	25,000	32,480
Biogen, Inc.:
3.63%, 9/15/2022	25,000	26,351
4.05%, 9/15/2025 (a)	25,000	26,716
5.20%, 9/15/2045 (a)	25,000	27,686
Celgene Corp.:
2.88%, 8/15/2020	10,000	10,256
3.88%, 8/15/2025 (a)	50,000	52,313
3.95%, 10/15/2020	15,000	16,056
Gilead Sciences, Inc.:
3.50%, 2/1/2025	35,000	36,901
3.65%, 3/1/2026 (a)	20,000	21,250
4.50%, 4/1/2021	15,000	16,651
4.50%, 2/1/2045	20,000	21,124
4.80%, 4/1/2044	25,000	27,389

		425,287

CHEMICALS — 3.7%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	14,649
6.13%, 1/15/2041	7,000	7,572
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	4,000	4,018
4.38%, 8/21/2019	15,000	16,256

Airgas, Inc. 3.05%, 8/1/2020	100,000	102,175
Dow Chemical Co.:
4.38%, 11/15/2042	10,000	9,611
7.38%, 11/1/2029	15,000	19,375
8.55%, 5/15/2019	50,000	59,502
Eastman Chemical Co. 2.70%, 1/15/2020	5,000	5,078
Ecolab, Inc.:
3.00%, 12/8/2016 (a)	60,000	60,729
4.35%, 12/8/2021	15,000	16,456
5.50%, 12/8/2041	5,000	5,682
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	15,000	15,061
4.15%, 2/15/2043	10,000	9,517
4.63%, 1/15/2020	30,000	32,736
5.75%, 3/15/2019	10,000	11,112
6.00%, 7/15/2018	45,000	49,497
LYB International Finance B.V.:
4.00%, 7/15/2023	30,000	31,401
5.25%, 7/15/2043	7,000	7,216
Methanex Corp. 4.25%, 12/1/2024	75,000	62,259
Monsanto Co.:
2.75%, 4/15/2016	7,000	7,004
3.38%, 7/15/2024 (a)	10,000	10,085
3.60%, 7/15/2042	9,000	7,269
Mosaic Co.:
4.25%, 11/15/2023	100,000	103,953
4.88%, 11/15/2041	7,000	6,576
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	95,541
4.88%, 3/30/2020	15,000	16,195
PPG Industries, Inc. 3.60%, 11/15/2020	25,000	26,185
Praxair, Inc.:
1.25%, 11/7/2018	25,000	24,906
2.70%, 2/21/2023	25,000	25,483
RPM International, Inc.:
3.45%, 11/15/2022	15,000	14,689
6.13%, 10/15/2019	57,000	62,906
Sherwin-Williams Co.:
1.35%, 12/15/2017	15,000	14,965
4.55%, 8/1/2045	30,000	29,950
Valspar Corp.:
3.30%, 2/1/2025	50,000	48,931
4.40%, 2/1/2045	25,000	23,408

		1,057,948

COMMERCIAL SERVICES — 1.7%
Equifax, Inc. 3.30%, 12/15/2022	30,000	30,957
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. 5.75%, 4/15/2023	103,000	106,348
MasterCard, Inc. 3.38%, 4/1/2024 (a)	40,000	42,571
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,899
Verisk Analytics, Inc. 4.00%, 6/15/2025	175,000	177,183
Western Union Co.:
2.88%, 12/10/2017	15,000	15,157
3.65%, 8/22/2018	25,000	25,524
5.25%, 4/1/2020	57,000	60,684
6.20%, 6/21/2040	25,000	24,506

		499,829

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CONSTRUCTION MATERIALS — 0.2%
Owens Corning:
4.20%, 12/15/2022	$35,000	$35,881
7.00%, 12/1/2036	7,000	7,570

		43,451

DISTRIBUTION & WHOLESALE — 0.3%
WW Grainger, Inc. 4.60%, 6/15/2045	75,000	84,014

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,691
3.38%, 1/15/2019 (a)	15,000	15,061
3.88%, 4/1/2021	7,000	7,084
Alterra Finance LLC 6.25%, 9/30/2020	15,000	17,066
American Express Co. 4.05%, 12/3/2042	25,000	24,757
American Express Credit Corp. Series GMTN, 2.25%, 8/15/2019 (a)	25,000	25,280
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	35,000	37,142
5.30%, 3/15/2020	15,000	16,748
7.30%, 6/28/2019	7,000	8,131
BlackRock, Inc. 3.50%, 3/18/2024	25,000	26,179
Capital One Bank USA NA 1.20%, 2/13/2017	20,000	19,961
Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,634
4.45%, 7/22/2020	35,000	38,360
CME Group, Inc.:
3.00%, 3/15/2025	40,000	40,448
5.30%, 9/15/2043	15,000	17,755
GE Capital International Funding Co. 0.96%, 4/15/2016 (c)	12,000	12,001
General Electric Co.:
2.20%, 1/9/2020 (a)	23,000	23,611
4.65%, 10/17/2021	20,000	22,817
Series GMTN, 5.63%, 9/15/2017	25,000	26,709
Series A, 6.75%, 3/15/2032	15,000	20,630
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018 (a)	50,000	50,667
3.75%, 12/1/2025	50,000	50,979
4.00%, 10/15/2023	25,000	26,102
International Lease Finance Corp. 7.13%, 9/1/2018 (c)	25,000	27,219
Invesco Finance PLC:
4.00%, 1/30/2024 (a)	22,000	23,079
5.38%, 11/30/2043	10,000	11,188
Jefferies Group LLC:
5.13%, 1/20/2023 (a)	10,000	10,022
6.50%, 1/20/2043	5,000	4,446
Legg Mason, Inc.:
2.70%, 7/15/2019	60,000	60,157
5.63%, 1/15/2044	10,000	9,678
MasterCard, Inc. 2.00%, 4/1/2019	25,000	25,465
Nasdaq, Inc.:
4.25%, 6/1/2024	25,000	25,363
5.25%, 1/16/2018	9,000	9,432
Nomura Holdings, Inc.:
2.00%, 9/13/2016	25,000	25,075
6.70%, 3/4/2020 (a)	40,000	46,070

Synchrony Financial:
3.00%, 8/15/2019 (a)	25,000	25,222
4.25%, 8/15/2024	25,000	25,371
TD Ameritrade Holding Corp. 2.95%, 4/1/2022 (a)	50,000	51,005

		946,605

ELECTRIC — 7.0%
Alabama Power Co. 4.15%, 8/15/2044	5,000	5,202
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	25,911
4.30%, 7/1/2044	20,000	21,741
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	24,959
Series L, 5.80%, 10/1/2035	7,000	8,163
Arizona Public Service Co.:
4.35%, 11/15/2045	30,000	32,556
8.75%, 3/1/2019 (a)	15,000	17,823
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	25,000	25,875
5.95%, 5/15/2037	30,000	36,073
6.13%, 4/1/2036	10,000	12,416
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	35,000	34,577
4.50%, 4/1/2044	25,000	27,471
Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036	15,000	16,255
Series D, 7.88%, 11/1/2017	25,000	27,243
CMS Energy Corp.:
3.88%, 3/1/2024	21,000	22,053
6.55%, 7/17/2017	25,000	26,532
Consolidated Edison Co. of New York, Inc. 3.30%, 12/1/2024 (a)	25,000	25,962
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,635
Dominion Resources, Inc.:
3.63%, 12/1/2024	10,000	10,066
Series C, 4.90%, 8/1/2041	20,000	20,258
7.00%, 6/15/2038	25,000	31,228
DTE Electric Co.:
3.70%, 3/15/2045	15,000	14,634
Series G, 5.60%, 6/15/2018	15,000	16,312
Series A, 6.63%, 6/1/2036	25,000	33,980
DTE Energy Co. 2.40%, 12/1/2019	50,000	50,540
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	8,921
Duke Energy Corp. 3.75%, 4/15/2024	10,000	10,388
Entergy Corp. 5.13%, 9/15/2020	75,000	82,009
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	67,143
Eversource Energy:
Series H, 3.15%, 1/15/2025	30,000	30,036
4.50%, 11/15/2019 (a)	17,000	18,344
Exelon Generation Co. LLC:
2.95%, 1/15/2020	25,000	25,213
5.60%, 6/15/2042	40,000	38,098
6.20%, 10/1/2017	15,000	15,952
Florida Power & Light Co.:
4.05%, 10/1/2044	25,000	26,472
4.13%, 2/1/2042	7,000	7,474

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	$7,000	$7,950
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	23,903
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20,000	20,237
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	15,042
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	8,319
Mississippi Power Co. 2.35%, 10/15/2016	50,000	50,306
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	50,000	50,056
NiSource Finance Corp.:
5.65%, 2/1/2045	7,000	8,396
5.95%, 6/15/2041	7,000	8,397
Northern States Power Co. 4.85%, 8/15/2040	10,000	11,620
NSTAR Electric Co.:
4.40%, 3/1/2044	10,000	10,784
5.50%, 3/15/2040	25,000	30,788
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	25,000	24,332
4.55%, 3/15/2044	40,000	43,715
5.25%, 5/15/2041	7,000	8,168
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	30,000	32,042
4.75%, 2/15/2044	32,000	35,797
PECO Energy Co. 4.15%, 10/1/2044	15,000	15,609
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	28,092
PG&E Corp. 2.40%, 3/1/2019	30,000	30,316
Potomac Electric Power Co. 3.60%, 3/15/2024	20,000	21,325
PPL Capital Funding, Inc. 3.95%, 3/15/2024	25,000	26,300
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	10,536
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	16,111
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	21,731
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	50,000	50,126
5.50%, 3/1/2040	24,000	29,893
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	15,000	18,590
Southern California Edison Co.:
1.85%, 2/1/2022	34,286	34,113
Series B, 2.40%, 2/1/2022	35,000	35,321
4.65%, 10/1/2043	15,000	17,003
Southern Co. 2.15%, 9/1/2019 (a)	10,000	10,027
Tampa Electric Co. 2.60%, 9/15/2022	20,000	20,049
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,395
TransAlta Corp.:
1.90%, 6/3/2017	40,000	38,800
6.50%, 3/15/2040	25,000	14,000
6.90%, 5/15/2018 (a)	15,000	14,850
Westar Energy, Inc.:
4.10%, 4/1/2043	45,000	46,553

4.13%, 3/1/2042	15,000	15,639
4.63%, 9/1/2043 (a)	30,000	33,874
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	30,000	31,151
3.10%, 6/1/2025 (a)	25,000	25,920
5.70%, 12/1/2036	7,000	8,822
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	35,000	36,615
5.00%, 7/15/2019	15,000	16,357
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	16,404

		2,004,889

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co.:
2.63%, 12/1/2021	25,000	25,480
2.63%, 2/15/2023	25,000	25,153
4.25%, 11/15/2020	15,000	16,353
5.25%, 11/15/2039	15,000	17,695

		84,681

ELECTRONICS — 2.0%
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,133
4.00%, 2/1/2022	10,000	10,455
Arrow Electronics, Inc.:
5.13%, 3/1/2021	25,000	26,579
6.00%, 4/1/2020	25,000	27,602
Corning, Inc. 5.75%, 8/15/2040	64,000	69,667
Flextronics International, Ltd. 4.75%, 6/15/2025	100,000	97,250
Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,776
5.00%, 2/15/2019	50,000	55,175
Series 30, 5.38%, 3/1/2041	25,000	31,026
Jabil Circuit, Inc. 4.70%, 9/15/2022 (a)	100,000	99,000
Koninklijke Philips NV:
3.75%, 3/15/2022 (a)	5,000	5,229
5.00%, 3/15/2042	5,000	5,065
6.88%, 3/11/2038 (a)	7,000	8,513
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	15,000	15,082
3.30%, 2/15/2022	100,000	101,027

		583,579

ENGINEERING & CONSTRUCTION — 0.2%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	50,893
4.38%, 5/8/2042	15,000	16,006

		66,899

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
5.25%, 11/15/2021	6,000	6,824
6.20%, 3/1/2040 (a)	10,000	12,157

		18,981

FOOD — 1.8%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	51,399
4.25%, 4/15/2021	7,000	7,585
ConAgra Foods, Inc. 7.00%, 4/15/2019	6,000	6,782

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Delhaize Group 5.70%, 10/1/2040	$7,000	$7,532
General Mills, Inc. 3.65%, 2/15/2024	12,000	12,794
Hershey Co.:
2.63%, 5/1/2023	25,000	25,394
4.13%, 12/1/2020	15,000	16,620
JM Smucker Co. 2.50%, 3/15/2020	50,000	50,552
Kraft Heinz Foods Co. 5.00%, 6/4/2042	5,000	5,439
Kroger Co.:
3.85%, 8/1/2023	15,000	16,121
6.15%, 1/15/2020	15,000	17,345
6.90%, 4/15/2038	40,000	53,060
Mondelez International, Inc.:
2.25%, 2/1/2019 (a)	35,000	35,576
4.00%, 2/1/2024	31,000	33,276
6.13%, 2/1/2018	10,000	10,805
Sysco Corp.:
4.85%, 10/1/2045	15,000	16,100
5.38%, 9/21/2035	30,000	34,482
6.63%, 3/17/2039	7,000	9,044
Tyson Foods, Inc. 2.65%, 8/15/2019	25,000	25,542
Unilever Capital Corp. 5.90%, 11/15/2032	50,000	65,695

		501,143

FOREST PRODUCTS & PAPER — 0.1%
Domtar Corp. 4.40%, 4/1/2022	35,000	35,883
International Paper Co. 4.75%, 2/15/2022 (a)	5,000	5,461

		41,344

GAS — 1.0%
AGL Capital Corp.:
3.50%, 9/15/2021	5,000	5,118
4.40%, 6/1/2043	25,000	23,097
5.25%, 8/15/2019	15,000	16,191
Atmos Energy Corp.:
4.15%, 1/15/2043 (a)	70,000	71,008
6.35%, 6/15/2017	15,000	15,868
Dominion Gas Holdings LLC 4.80%, 11/1/2043	5,000	5,030
National Fuel Gas Co. 3.75%, 3/1/2023	25,000	22,134
ONE Gas, Inc.:
2.07%, 2/1/2019	10,000	10,041
3.61%, 2/1/2024	15,000	15,685
4.66%, 2/1/2044	25,000	27,807
Sempra Energy:
2.40%, 3/15/2020	20,000	19,808
3.55%, 6/15/2024	40,000	40,320
6.00%, 10/15/2039 (a)	7,000	7,951
Southern California Gas Co.:
4.45%, 3/15/2044	5,000	5,542
Series HH, 5.45%, 4/15/2018	10,000	10,767

		296,367

HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	25,000	25,139
5.20%, 9/1/2040	15,000	17,251

		42,390

HEALTH CARE PRODUCTS — 1.1%
Becton Dickinson and Co.:
1.80%, 12/15/2017	20,000	20,087
3.73%, 12/15/2024	10,000	10,649
Boston Scientific Corp.:
6.00%, 1/15/2020	50,000	56,177
7.38%, 1/15/2040	5,000	6,385
CR Bard, Inc. 4.40%, 1/15/2021	7,000	7,534
Danaher Corp. 5.40%, 3/1/2019	40,000	44,477
Medtronic, Inc. 4.50%, 3/15/2042	15,000	16,418
St Jude Medical, Inc. 2.00%, 9/15/2018	25,000	25,247
Stryker Corp.:
2.00%, 9/30/2016	15,000	15,093
3.38%, 5/15/2024	25,000	25,681
4.10%, 4/1/2043	10,000	9,823
4.38%, 5/15/2044	25,000	25,463
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	50,000	51,672
5.75%, 11/30/2039 (a)	7,000	7,713

		322,419

HEALTH CARE SERVICES — 1.4%
Aetna, Inc.:
1.50%, 11/15/2017 (a)	25,000	25,004
3.95%, 9/1/2020	7,000	7,480
6.63%, 6/15/2036	7,000	8,895
Anthem, Inc.:
2.38%, 2/15/2017 (a)	25,000	25,201
3.13%, 5/15/2022	15,000	15,056
4.63%, 5/15/2042	50,000	49,362
Cigna Corp.:
4.00%, 2/15/2022	50,000	52,949
5.38%, 2/15/2042	25,000	27,842
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,686
4.95%, 10/1/2044	15,000	15,321
8.15%, 6/15/2038	7,000	9,517
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	10,000	10,807
Quest Diagnostics, Inc. 4.25%, 4/1/2024	15,000	15,880
UnitedHealth Group, Inc.:
3.10%, 3/15/2026	25,000	25,573
3.75%, 7/15/2025	4,000	4,314
3.88%, 10/15/2020	15,000	16,210
4.25%, 3/15/2043	25,000	26,194
4.63%, 7/15/2035	20,000	22,269

		408,560

HOLDING COMPANIES-DIVERS — 0.4%
Leucadia National Corp. 5.50%, 10/18/2023	100,000	95,111
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,676

		110,787

HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
3.70%, 5/1/2025 (a)	25,000	25,672
Series MTN, 4.85%, 6/15/2021	15,000	16,550

		42,222

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co. Series MTN, 0.90%, 5/1/2018	$50,000	$49,960
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	24,422
6.00%, 5/15/2037	15,000	18,902
Procter & Gamble Co.:
1.45%, 8/15/2016	75,000	75,255
4.70%, 2/15/2019	30,000	33,031

		201,570

HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co.:
3.50%, 12/15/2024	10,000	10,421
3.80%, 11/15/2021	15,000	16,092
5.95%, 10/15/2017	30,000	32,029
Kimberly-Clark Corp. 3.70%, 6/1/2043 (a)	5,000	5,034

		63,576

HOUSEWARES — 0.1%
Newell Rubbermaid, Inc. 4.00%, 12/1/2024	20,000	20,266

INSURANCE — 5.0%
Aflac, Inc. 6.45%, 8/15/2040	15,000	18,632
Allstate Corp.:
3.15%, 6/15/2023 (a)	10,000	10,270
4.50%, 6/15/2043	15,000	16,288
5.55%, 5/9/2035	50,000	59,833
American International Group, Inc.:
3.38%, 8/15/2020 (a)	25,000	25,684
4.50%, 7/16/2044	25,000	23,549
6.40%, 12/15/2020	6,000	6,930
Aon Corp. 3.13%, 5/27/2016	10,000	10,035
Aon PLC:
3.50%, 6/14/2024	25,000	25,028
4.60%, 6/14/2044	25,000	24,381
Assurant, Inc. 6.75%, 2/15/2034	40,000	48,151
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	30,202
Berkshire Hathaway, Inc. 2.10%, 8/14/2019 (a)	25,000	25,503
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	7,042
3.35%, 5/15/2024	5,000	5,186
CNA Financial Corp.:
5.75%, 8/15/2021	7,000	7,846
5.88%, 8/15/2020	50,000	55,724
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	19,691
5.13%, 4/15/2022	20,000	22,323
5.50%, 10/15/2016	35,000	35,772
Lincoln National Corp.:
4.00%, 9/1/2023	45,000	45,768
6.25%, 2/15/2020	7,000	7,851
Loews Corp.:
2.63%, 5/15/2023	35,000	34,309
4.13%, 5/15/2043	35,000	33,059
6.00%, 2/1/2035 (a)	7,000	8,215

Markel Corp. 7.13%, 9/30/2019	15,000	17,383
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	10,059
3.50%, 3/10/2025 (a)	25,000	25,123
4.05%, 10/15/2023	7,000	7,359
4.80%, 7/15/2021	10,000	11,029
MetLife, Inc.:
3.60%, 4/10/2024	19,000	19,624
5.70%, 6/15/2035	40,000	46,635
6.75%, 6/1/2016	20,000	20,192
Series A, 6.82%, 8/15/2018	7,000	7,788
Principal Financial Group, Inc.:
3.13%, 5/15/2023	35,000	34,539
4.35%, 5/15/2043	30,000	28,798
8.88%, 5/15/2019	10,000	11,881
Progressive Corp.:
3.75%, 8/23/2021	15,000	16,092
4.35%, 4/25/2044	25,000	26,554
Prudential Financial, Inc.:
Series MTN, 2.35%, 8/15/2019 (a)	40,000	40,368
4.60%, 5/15/2044 (a)	20,000	19,967
5.70%, 12/14/2036	25,000	28,070
6.20%, 11/15/2040	25,000	29,180
Reinsurance Group of America, Inc.:
4.70%, 9/15/2023	50,000	52,950
6.45%, 11/15/2019	15,000	16,837
Transatlantic Holdings, Inc. 8.00%, 11/30/2039 (a)	32,000	42,984
Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	15,000	16,292
4.60%, 8/1/2043	15,000	16,728
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	19,442
Unum Group:
4.00%, 3/15/2024	5,000	4,938
7.13%, 9/30/2016	15,000	15,411
Voya Financial, Inc.:
2.90%, 2/15/2018	15,000	15,195
5.50%, 7/15/2022 (a)	40,000	44,701
5.70%, 7/15/2043	32,000	36,299
Willis Towers Watson PLC 5.75%, 3/15/2021	50,000	55,540
WR Berkley Corp.:
4.75%, 8/1/2044	35,000	34,674
6.25%, 2/15/2037	15,000	17,605
XLIT, Ltd.:
2.30%, 12/15/2018	5,000	5,001
5.75%, 10/1/2021	15,000	17,112
6.38%, 11/15/2024	15,000	17,535

		1,437,157

INTERNET — 1.2%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024	50,000	50,529
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	25,316
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,361
eBay, Inc.:
1.35%, 7/15/2017	50,000	49,867
2.60%, 7/15/2022 (a)	6,000	5,761

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Expedia, Inc.:
4.50%, 8/15/2024	$50,000	$49,708
5.95%, 8/15/2020	10,000	11,067
Google, Inc.:
2.13%, 5/19/2016	15,000	15,029
3.63%, 5/19/2021 (a)	15,000	16,486
Symantec Corp.:
2.75%, 6/15/2017 (a)	50,000	50,143
3.95%, 6/15/2022 (a)	15,000	15,034

		339,301

IRON/STEEL — 0.4%
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,645
5.20%, 8/1/2043 (a)	25,000	24,782
6.40%, 12/1/2037	7,000	7,829
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	14,900
Vale Overseas, Ltd.:
5.63%, 9/15/2019 (a)	25,000	24,250
6.88%, 11/10/2039 (a)	32,000	24,840

		122,246

IT SERVICES — 1.7%
Apple, Inc.:
2.00%, 5/6/2020	30,000	30,525
3.85%, 5/4/2043	50,000	48,442
Computer Sciences Corp. 4.45%, 9/15/2022 (a)	40,000	41,228
EMC Corp. 3.38%, 6/1/2023 (a)	55,000	47,022
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (c)	20,000	20,122
4.40%, 10/15/2022 (c)	30,000	31,258
4.90%, 10/15/2025 (c)	30,000	30,780
HP, Inc.:
3.75%, 12/1/2020	75,000	77,739
4.65%, 12/9/2021	5,000	5,263
International Business Machines Corp.:
5.70%, 9/14/2017	25,000	26,676
6.22%, 8/1/2027	15,000	19,470
NetApp, Inc.:
2.00%, 12/15/2017	15,000	14,928
3.38%, 6/15/2021 (a)	35,000	35,109
Seagate HDD Cayman 3.75%, 11/15/2018 (a)	50,000	49,750

		478,312

LEISURE TIME — 0.2%
Carnival Corp.:
1.88%, 12/15/2017	25,000	25,141
3.95%, 10/15/2020	25,000	26,483

		51,624

LODGING — 1.1%
Marriott International, Inc.:
3.38%, 10/15/2020	75,000	77,788
6.38%, 6/15/2017	15,000	15,872
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	75,000	77,629
6.75%, 5/15/2018	22,000	23,998

Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	14,989
3.90%, 3/1/2023	75,000	73,730
4.25%, 3/1/2022	30,000	30,826

		314,832

MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.:
1.50%, 6/26/2017	25,000	25,157
3.90%, 5/27/2021	15,000	16,399
5.70%, 8/15/2016	25,000	25,452

		67,008

MACHINERY-DIVERSIFIED — 0.8%
Cummins, Inc.:
3.65%, 10/1/2023	17,000	17,790
7.13%, 3/1/2028	7,000	9,187
Deere & Co. 5.38%, 10/16/2029 (a)	7,000	8,504
John Deere Capital Corp. 2.25%, 4/17/2019 (a)	15,000	15,326
Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	10,108
2.88%, 3/1/2025	20,000	20,294
Roper Technologies, Inc.:
2.05%, 10/1/2018	50,000	49,954
6.25%, 9/1/2019	15,000	16,812
Xylem, Inc.:
3.55%, 9/20/2016	29,000	29,026
4.88%, 10/1/2021	35,000	37,794

		214,795

MEDIA — 2.7%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	50,000	51,251
6.20%, 12/15/2034	15,000	17,966
CBS Corp. 7.88%, 7/30/2030	7,000	9,356
CCO Safari II LLC 6.38%, 10/23/2035 (c)	60,000	65,986
Comcast Corp. 4.65%, 7/15/2042	15,000	16,654
Discovery Communications LLC:
3.25%, 4/1/2023	35,000	33,238
4.88%, 4/1/2043	15,000	13,137
5.05%, 6/1/2020	10,000	10,673
5.63%, 8/15/2019	10,000	10,965
Grupo Televisa SAB 8.50%, 3/11/2032	5,000	6,459
Historic TW, Inc. 6.63%, 5/15/2029	50,000	60,529
McGraw-Hill Financial, Inc. 4.40%, 2/15/2026	15,000	16,052
NBCUniversal Media LLC:
2.88%, 1/15/2023	50,000	51,784
4.45%, 1/15/2043	20,000	21,436
5.15%, 4/30/2020 (a)	22,000	24,945
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	50,000	50,437
Time Warner Cable, Inc.:
4.50%, 9/15/2042	10,000	8,830
5.00%, 2/1/2020	25,000	27,073
6.55%, 5/1/2037	15,000	16,532
6.75%, 7/1/2018 (a)	25,000	27,403

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Time Warner, Inc.:
3.55%, 6/1/2024	$5,000	$5,110
4.70%, 1/15/2021	5,000	5,511
Viacom, Inc.:
4.25%, 9/1/2023 (a)	20,000	20,329
4.38%, 3/15/2043	40,000	31,322
4.85%, 12/15/2034	20,000	17,556
5.85%, 9/1/2043	25,000	24,042
Walt Disney Co.:
Series MTN, 1.10%, 12/1/2017 (a)	50,000	50,166
Series MTN, 2.35%, 12/1/2022	29,000	29,654
2.75%, 8/16/2021	7,000	7,351
4.13%, 6/1/2044	15,000	16,081
Series E, 4.13%, 12/1/2041	15,000	15,972

		763,800

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp.:
1.25%, 1/15/2018	50,000	49,966
2.50%, 1/15/2023 (a)	2,000	2,003

		51,969

MINING — 1.5%
Barrick Gold Corp. 4.10%, 5/1/2023	11,000	10,746
Barrick North America Finance LLC:
4.40%, 5/30/2021	25,000	25,453
5.75%, 5/1/2043	25,000	22,594
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	15,000	14,893
3.85%, 9/30/2023	25,000	25,766
5.00%, 9/30/2043 (a)	45,000	45,812
6.50%, 4/1/2019 (a)	10,000	11,206
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	50,384
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	30,000	29,750
4.88%, 3/15/2042	15,000	12,863
5.88%, 4/1/2035	7,000	6,629
6.25%, 10/1/2039 (a)	25,000	24,969
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	35,000	34,779
2.25%, 12/14/2018	25,000	24,975
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	50,000	51,589
5.20%, 11/2/2040	10,000	10,181
Southern Copper Corp.:
5.88%, 4/23/2045	14,000	12,302
7.50%, 7/27/2035	25,000	26,094

		440,985

MISCELLANEOUS MANUFACTURER — 2.0%
3M Co.:
1.38%, 9/29/2016 (a)	15,000	15,053
Series MTN, 2.00%, 8/7/2020 (a)	100,000	102,068
Series MTN, 3.88%, 6/15/2044	10,000	10,394
Dover Corp. 5.38%, 3/1/2041	10,000	12,197
Eaton Corp.:
2.75%, 11/2/2022	37,000	36,984
6.95%, 3/20/2019	7,000	7,973
General Electric Co. 4.50%, 3/11/2044	10,000	11,125

Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	26,818
3.90%, 9/1/2042	25,000	25,162
4.88%, 9/15/2041	7,000	8,021
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	80,208
6.88%, 8/15/2018	10,000	11,058
Parker-Hannifin Corp.:
Series MTN, 3.30%, 11/21/2024	25,000	26,207
4.45%, 11/21/2044	25,000	27,155
5.50%, 5/15/2018	15,000	16,154
6.25%, 5/15/2038	7,000	9,199
Pentair Finance SA:
3.15%, 9/15/2022	35,000	34,086
5.00%, 5/15/2021	15,000	15,892
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,729
4.30%, 3/1/2024 (a)	25,000	26,208
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	10,073
3.45%, 8/1/2024	15,000	15,282
4.88%, 1/15/2021	15,000	16,415

		569,461

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	49,674
Xerox Corp.:
3.80%, 5/15/2024 (a)	5,000	4,469
4.50%, 5/15/2021	3,000	3,012

		57,155

OIL & GAS — 2.2%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	7,000	7,122
6.45%, 9/15/2036	22,000	21,925
Apache Corp. 6.00%, 1/15/2037	25,000	24,821
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	20,000	19,400
3.90%, 2/1/2025 (a)	20,000	17,962
6.50%, 2/15/2037	15,000	13,678
Chevron Corp. 4.95%, 3/3/2019	10,000	10,963
ConocoPhillips 6.50%, 2/1/2039	10,000	10,932
EOG Resources, Inc.: 2.45%, 4/1/2020	20,000	19,806
4.40%, 6/1/2020 (a)	15,000	15,933
EQT Corp.:
4.88%, 11/15/2021	50,000	47,559
6.50%, 4/1/2018	15,000	15,375
Exxon Mobil Corp. 2.71%, 3/6/2025	20,000	20,085
Hess Corp.:
5.60%, 2/15/2041 (a)	15,000	13,328
7.88%, 10/1/2029	7,000	7,572
Husky Energy, Inc. 4.00%, 4/15/2024	10,000	9,350
Marathon Petroleum Corp. 5.13%, 3/1/2021	15,000	15,639
Nabors Industries, Inc. 5.10%, 9/15/2023 (a)	5,000	3,875
Noble Energy, Inc.:
4.15%, 12/15/2021	15,000	14,775
5.25%, 11/15/2043	35,000	30,174
8.25%, 3/1/2019	7,000	7,665

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Phillips 66 4.88%, 11/15/2044	$30,000	$30,067
Pioneer Natural Resources Co.:
3.95%, 7/15/2022 (a)	75,000	75,372
7.50%, 1/15/2020	25,000	28,180
Sasol Financing International PLC 4.50%, 11/14/2022	45,000	43,795
Shell International Finance B.V.:
4.13%, 5/11/2035 (a)	20,000	20,171
4.30%, 9/22/2019	7,000	7,583
Total Capital SA 4.25%, 12/15/2021 (a)	7,000	7,703
Valero Energy Corp.:
3.65%, 3/15/2025 (a)	25,000	24,561
4.90%, 3/15/2045	20,000	17,847
6.63%, 6/15/2037	7,000	7,555
XTO Energy, Inc. 6.25%, 8/1/2017	15,000	16,032

		626,805

OIL & GAS SERVICES — 0.7%
Baker Hughes, Inc.:
3.20%, 8/15/2021 (a)	50,000	50,693
5.13%, 9/15/2040	10,000	9,748
Cameron International Corp.:
1.15%, 12/15/2016	25,000	24,989
5.95%, 6/1/2041	7,000	7,872
Halliburton Co.:
4.50%, 11/15/2041	7,000	6,347
6.70%, 9/15/2038	7,000	8,065
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	17,000	14,358
3.95%, 12/1/2042 (a)	22,000	15,559
Schlumberger Investment SA 3.65%, 12/1/2023	52,000	54,113

		191,744

PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,488
WestRock RKT Co.:
3.50%, 3/1/2020	15,000	15,204
4.90%, 3/1/2022	22,000	23,503

		49,195

PHARMACEUTICALS — 4.1%
Abbott Laboratories:
6.00%, 4/1/2039	25,000	31,768
6.15%, 11/30/2037	7,000	8,976
AbbVie, Inc.:
2.90%, 11/6/2022	25,000	25,289
4.40%, 11/6/2042	15,000	15,164
Actavis Funding SCS 2.35%, 3/12/2018	50,000	50,583
Actavis, Inc. 3.25%, 10/1/2022	75,000	76,678
AstraZeneca PLC:
3.38%, 11/16/2025 (a)	25,000	25,876
4.00%, 9/18/2042	5,000	5,032
5.90%, 9/15/2017 (a)	7,000	7,469
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	25,000	26,763
5.88%, 11/15/2036	10,000	12,847
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,466

3.50%, 11/15/2024	25,000	25,950
4.50%, 11/15/2044	10,000	10,063
Eli Lilly & Co. 5.20%, 3/15/2017	15,000	15,629
Express Scripts Holding Co.:
3.30%, 2/25/2021 (a)	25,000	25,608
3.50%, 6/15/2024 (a)	25,000	24,798
4.50%, 2/25/2026	25,000	25,924
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,000	10,067
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	8,149
5.65%, 5/15/2018	100,000	109,321
Johnson & Johnson 5.85%, 7/15/2038 (a)	32,000	43,508
McKesson Corp.:
2.28%, 3/15/2019	100,000	100,909
4.75%, 3/1/2021	15,000	16,508
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	17,025
Merck & Co., Inc.:
1.30%, 5/18/2018	50,000	50,222
2.80%, 5/18/2023 (a)	75,000	78,034
3.70%, 2/10/2045	5,000	5,061
3.88%, 1/15/2021 (a)	15,000	16,415
Mylan, Inc. 2.60%, 6/24/2018	35,000	35,046
Novartis Capital Corp.:
3.40%, 5/6/2024 (a)	25,000	26,803
4.40%, 5/6/2044	25,000	28,468
Pfizer, Inc.:
0.90%, 1/15/2017	15,000	15,005
1.50%, 6/15/2018 (a)	7,000	7,086
3.00%, 6/15/2023	7,000	7,355
Sanofi 1.25%, 4/10/2018	50,000	50,161
Teva Pharmaceutical Finance Co. B.V.:
2.40%, 11/10/2016	50,000	50,312
2.95%, 12/18/2022	20,000	19,871
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	20,000	19,919
Zoetis, Inc.:
3.25%, 2/1/2023	15,000	14,788
4.70%, 2/1/2043	5,000	4,667

		1,174,583

PIPELINES — 2.8%
Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	50,000	44,647
5.88%, 11/15/2016	7,000	7,016
Buckeye Partners L.P. 2.65%, 11/15/2018	10,000	9,800
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	7,527
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	15,000	12,900
3.90%, 5/15/2024	20,000	15,850
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	25,000	23,523
5.50%, 9/15/2040	50,000	40,480
Enbridge, Inc.:
3.50%, 6/10/2024	60,000	53,322
4.50%, 6/10/2044	25,000	19,071

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Energy Transfer Partners L.P.:
5.20%, 2/1/2022	$10,000	$9,450
9.00%, 4/15/2019	7,000	7,455
Enterprise Products Operating LLC:
3.35%, 3/15/2023	15,000	14,758
4.85%, 3/15/2044	15,000	14,000
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	50,000	47,656
4.30%, 5/1/2024	20,000	18,781
6.50%, 9/1/2039	5,000	4,736
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	25,000	21,412
5.15%, 10/15/2043	50,000	47,462
6.55%, 7/15/2019	15,000	16,747
ONEOK Partners L.P. 3.38%, 10/1/2022	50,000	44,500
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	25,000	24,095
3.61%, 2/15/2025	5,000	4,510
Plains All American Pipeline L.P. / PAA Finance Corp. 5.75%, 1/15/2020 (a)	15,000	15,260
Plains All American Pipeline L.P./PAA Finance Corp. 4.70%, 6/15/2044 (a)	15,000	11,204
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	7,000	7,415
Spectra Energy Capital LLC 8.00%, 10/1/2019	15,000	16,355
Spectra Energy Partners L.P. 4.60%, 6/15/2021	18,000	18,930
Sunoco Logistics Partners Operations L.P.:
4.65%, 2/15/2022	4,000	3,948
4.95%, 1/15/2043	15,000	11,735
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	25,000	25,105
5.00%, 10/16/2043	10,000	9,624
6.20%, 10/15/2037	7,000	7,422
7.25%, 8/15/2038	25,000	29,473
Western Gas Partners L.P.:
2.60%, 8/15/2018	5,000	4,775
5.38%, 6/1/2021	25,000	24,000
Williams Partners L.P.:
3.60%, 3/15/2022	20,000	16,300
4.00%, 9/15/2025	50,000	40,000
4.13%, 11/15/2020	22,000	19,690
5.25%, 3/15/2020	25,000	23,875

		794,809

REAL ESTATE — 0.9%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	100,000	103,381
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	80,000	81,250
CBRE Services, Inc. 4.88%, 3/1/2026	80,000	80,559

		265,190

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.0%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	9,966
4.60%, 4/1/2022	30,000	31,856
American Tower Corp.:
3.40%, 2/15/2019	50,000	51,343
4.50%, 1/15/2018	15,000	15,623

AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	50,000	51,637
Series GMTN, 3.63%, 10/1/2020	25,000	26,224
5.70%, 3/15/2017	15,000	15,612
Boston Properties L.P.:
3.80%, 2/1/2024	25,000	25,945
4.13%, 5/15/2021	40,000	42,856
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	10,000	9,835
4.55%, 10/1/2029	25,000	24,791
Brixmor Operating Partnership L.P. 3.85%, 2/1/2025	100,000	91,635
Camden Property Trust:
3.50%, 9/15/2024	50,000	50,235
4.63%, 6/15/2021	53,000	57,942
Crown Castle International Corp. 4.45%, 2/15/2026	100,000	103,936
DDR Corp.:
3.38%, 5/15/2023	30,000	28,966
3.63%, 2/1/2025	20,000	19,324
4.75%, 4/15/2018	30,000	31,317
7.50%, 4/1/2017	50,000	52,792
Digital Realty Trust L.P.:
3.40%, 10/1/2020	50,000	50,912
3.63%, 10/1/2022	20,000	19,792
Duke Realty L.P.:
3.75%, 12/1/2024	25,000	25,028
3.88%, 2/15/2021	50,000	51,559
ERP Operating L.P.:
2.38%, 7/1/2019	60,000	60,658
4.50%, 7/1/2044	15,000	15,834
Essex Portfolio L.P. 3.88%, 5/1/2024	25,000	25,665
Federal Realty Investment Trust 4.50%, 12/1/2044	45,000	47,138
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,675
5.38%, 2/1/2021	7,000	7,643
Hospitality Properties Trust:
4.50%, 3/15/2025	50,000	48,093
5.00%, 8/15/2022 (a)	30,000	31,146
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	65,000	63,191
6.00%, 10/1/2021	22,000	24,610
Kilroy Realty L.P. 4.25%, 8/15/2029	50,000	50,836
Kimco Realty Corp.:
3.13%, 6/1/2023 (a)	50,000	49,432
3.20%, 5/1/2021	50,000	51,128
4.30%, 2/1/2018	15,000	15,526
Mack-Cali Realty L.P.:
2.50%, 12/15/2017	75,000	74,827
3.15%, 5/15/2023	50,000	43,733
7.75%, 8/15/2019	15,000	16,452
National Retail Properties, Inc.:
3.80%, 10/15/2022	30,000	30,663
3.90%, 6/15/2024	25,000	25,456
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	50,859
Realty Income Corp.:
3.88%, 7/15/2024	20,000	20,264
6.75%, 8/15/2019	65,000	73,843

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Regency Centers L.P.:
3.90%, 11/1/2025	$100,000	$102,489
5.88%, 6/15/2017	20,000	20,982
Select Income REIT 4.50%, 2/1/2025	50,000	47,090
Simon Property Group L.P.:
3.38%, 10/1/2024	20,000	20,717
4.25%, 10/1/2044 (a)	5,000	5,116
UDR, Inc.:
Series MTN, 3.75%, 7/1/2024	25,000	25,814
Series MTN, 4.25%, 6/1/2018	30,000	31,464
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,637
Weingarten Realty Investors 4.45%, 1/15/2024	125,000	129,171
Welltower, Inc.:
5.13%, 3/15/2043	5,000	5,084
6.13%, 4/15/2020	30,000	33,775
6.50%, 3/15/2041	25,000	29,623
Weyerhaeuser Co.:
4.63%, 9/15/2023 (a)	40,000	42,300
7.38%, 3/15/2032	40,000	48,910

		2,288,970

RETAIL — 4.9%
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	24,992
4.50%, 10/1/2025	25,000	25,757
AutoZone, Inc.:
2.88%, 1/15/2023	15,000	14,946
3.13%, 7/15/2023	50,000	50,508
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	25,000	24,849
Best Buy Co., Inc. 5.00%, 8/1/2018 (a)	50,000	52,290
Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	15,219
2.25%, 2/15/2022	20,000	20,246
5.50%, 3/15/2017	7,000	7,313
CVS Health Corp.:
2.75%, 12/1/2022	5,000	5,131
3.38%, 8/12/2024	15,000	15,718
6.13%, 8/15/2016	56,000	57,079
Dollar General Corp. 3.25%, 4/15/2023	47,000	47,046
Gap, Inc. 5.95%, 4/12/2021 (a)	30,000	32,447
Home Depot, Inc.:
3.75%, 2/15/2024 (a)	50,000	55,175
4.20%, 4/1/2043	55,000	59,521
5.40%, 9/15/2040	7,000	8,713
Lowe’s Cos., Inc.:
3.38%, 9/15/2025 (a)	25,000	26,823
3.75%, 4/15/2021	15,000	16,267
4.25%, 9/15/2044	25,000	26,881
4.38%, 9/15/2045	30,000	33,012
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	10,000	9,717
3.88%, 1/15/2022 (a)	7,000	7,218
5.90%, 12/1/2016	25,000	25,764
6.70%, 7/15/2034	7,000	7,254
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	6,000	6,456
Series MTN, 6.30%, 3/1/2038	25,000	31,187

Nordstrom, Inc.:
4.00%, 10/15/2021 (a)	15,000	15,799
6.25%, 1/15/2018	50,000	54,325
O’Reilly Automotive, Inc.:
3.85%, 6/15/2023 (a)	30,000	31,333
4.63%, 9/15/2021	7,000	7,613
QVC, Inc.:
4.45%, 2/15/2025	25,000	23,964
5.13%, 7/2/2022	15,000	15,665
5.95%, 3/15/2043	22,000	19,192
Staples, Inc.:
2.75%, 1/12/2018	10,000	10,035
4.38%, 1/12/2023	15,000	15,077
Starbucks Corp.:
0.88%, 12/5/2016	25,000	25,023
2.10%, 2/4/2021	100,000	101,559
3.85%, 10/1/2023	25,000	27,515
Target Corp.:
2.30%, 6/26/2019	20,000	20,615
3.88%, 7/15/2020	25,000	27,340
4.00%, 7/1/2042 (a)	10,000	10,587
6.35%, 11/1/2032	10,000	13,218
TJX Cos., Inc. 6.95%, 4/15/2019	22,000	25,395
Wal-Mart Stores, Inc.:
4.25%, 4/15/2021	50,000	56,114
5.25%, 9/1/2035	15,000	18,412
5.63%, 4/1/2040	10,000	12,801
Walgreen Co.:
4.40%, 9/15/2042	30,000	28,169
5.25%, 1/15/2019 (a)	2,000	2,165
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	75,000	76,464
3.30%, 11/18/2021	30,000	30,775
3.80%, 11/18/2024	5,000	5,143
4.80%, 11/18/2044 (a)	5,000	4,969

		1,386,796

ROAD & RAIL — 0.1%
Kansas City Southern Co. 4.30%, 5/15/2043 (c)	25,000	22,901

SEMICONDUCTORS — 1.6%
Applied Materials, Inc.:
4.30%, 6/15/2021	25,000	27,456
5.85%, 6/15/2041	59,000	69,833
Intel Corp.:
2.70%, 12/15/2022 (a)	50,000	51,339
4.25%, 12/15/2042	10,000	10,291
4.80%, 10/1/2041	10,000	11,101
Lam Research Corp.:
2.75%, 3/15/2020	40,000	39,326
3.80%, 3/15/2025 (a)	30,000	28,713
QUALCOMM, Inc.:
3.45%, 5/20/2025 (a)	40,000	41,477
4.80%, 5/20/2045	50,000	49,149
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	50,041
2.75%, 3/12/2021	25,000	26,093
Xilinx, Inc.:
2.13%, 3/15/2019	20,000	20,091

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 3/15/2021 (a)	$20,000	$20,884

		445,794

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2025	75,000	77,189
CA, Inc. 5.38%, 12/1/2019 (a)	65,000	70,992
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	35,000	34,781
2.00%, 4/15/2018	4,000	3,977
3.50%, 4/15/2023	6,000	5,830
3.63%, 10/15/2020	10,000	10,340
3.88%, 6/5/2024	30,000	29,835
5.00%, 10/15/2025	4,000	4,300
Fiserv, Inc. 4.63%, 10/1/2020 (a)	30,000	32,622
Oracle Corp.:
1.20%, 10/15/2017	15,000	15,067
2.25%, 10/8/2019	10,000	10,299
3.40%, 7/8/2024	10,000	10,610
6.13%, 7/8/2039	7,000	8,903

		314,745

TELECOMMUNICATIONS — 2.1%
America Movil SAB de CV 6.13%, 3/30/2040	10,000	11,780
AT&T, Inc.:
2.30%, 3/11/2019 (a)	10,000	10,167
2.63%, 12/1/2022	30,000	29,760
4.45%, 5/15/2021	25,000	27,308
4.75%, 5/15/2046	20,000	19,529
5.00%, 3/1/2021	25,000	27,866
6.38%, 3/1/2041	7,000	8,098
British Telecommunications PLC:
1.25%, 2/14/2017	25,000	24,990
2.35%, 2/14/2019	5,000	5,088
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	30,000	30,905
Cisco Systems, Inc.:
2.13%, 3/1/2019 (a)	90,000	92,390
3.15%, 3/14/2017 (a)	15,000	15,336
5.90%, 2/15/2039	7,000	9,018
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	11,000	16,413
Orange SA:
2.75%, 9/14/2016	25,000	25,186
2.75%, 2/6/2019	10,000	10,300
5.50%, 2/6/2044 (a)	10,000	11,882
Qwest Corp. 6.88%, 9/15/2033	38,000	37,240
Rogers Communications, Inc.:
5.00%, 3/15/2044 (a)	15,000	16,325
6.80%, 8/15/2018	25,000	27,804
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022 (a)	50,000	51,688
Verizon Communications, Inc.:
2.63%, 2/21/2020	10,000	10,268
4.75%, 11/1/2041	30,000	30,671
5.01%, 8/21/2054	15,000	15,236
5.15%, 9/15/2023	10,000	11,539
Verizon New York, Inc. Series B, 7.38%, 4/1/2032 (a)	15,000	17,002

Vodafone Group PLC 1.50%, 2/19/2018	5,000	4,987

		598,776

TEXTILES — 0.3%
Cintas Corp. No 2:
2.85%, 6/1/2016	15,000	15,054
3.25%, 6/1/2022	50,000	52,594
6.15%, 8/15/2036	12,000	14,549

		82,197

TOBACCO — 0.1%
Reynolds American, Inc.:
3.50%, 8/4/2016 (a)	7,000	7,044
6.88%, 5/1/2020 (a)	25,000	29,425

		36,469

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
2.35%, 5/6/2019	5,000	4,998
2.50%, 11/1/2016	6,000	6,045
6.20%, 10/1/2040	3,000	3,324

		14,367

TRANSPORTATION — 2.0%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	5,000	5,165
3.40%, 9/1/2024	10,000	10,590
4.38%, 9/1/2042 (a)	20,000	21,069
Canadian National Railway Co.:
2.85%, 12/15/2021 (a)	15,000	15,627
2.95%, 11/21/2024	25,000	26,032
4.50%, 11/7/2043	25,000	27,898
6.20%, 6/1/2036	7,000	9,222
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	25,000	24,027
4.45%, 3/15/2023	15,000	16,045
5.75%, 3/15/2033	25,000	27,919
CSX Corp.:
3.35%, 11/1/2025 (a)	50,000	51,358
3.70%, 10/30/2020	15,000	15,901
4.50%, 8/1/2054	25,000	24,639
FedEx Corp.:
2.63%, 8/1/2022	22,000	22,215
3.90%, 2/1/2035	25,000	23,998
Kansas City Southern 3.00%, 5/15/2023 (c)	50,000	48,948
Norfolk Southern Corp.:
3.25%, 12/1/2021	32,000	33,197
4.80%, 8/15/2043	20,000	21,616
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	15,000	14,985
Series MTN, 2.45%, 9/3/2019	30,000	29,936
Union Pacific Corp.:
3.25%, 1/15/2025	25,000	26,386
3.88%, 2/1/2055	25,000	23,223
4.16%, 7/15/2022	15,000	16,624
4.30%, 6/15/2042	7,000	7,346
United Parcel Service, Inc. 4.88%, 11/15/2040	17,000	20,198

		564,164

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TRUCKING & LEASING — 0.3%
GATX Corp.:
1.25%, 3/4/2017	$10,000	$9,933
2.38%, 7/30/2018	7,000	6,962
2.50%, 7/30/2019	30,000	29,842
2.60%, 3/30/2020 (a)	25,000	24,481
5.20%, 3/15/2044	20,000	19,538

		90,756

WATER — 0.3%
American Water Capital Corp.:
3.40%, 3/1/2025	35,000	36,871
4.30%, 12/1/2042	10,000	10,669
6.09%, 10/15/2017	10,000	10,721
United Utilities PLC 6.88%, 8/15/2028	15,000	17,294

		75,555

TOTAL CORPORATE BONDS & NOTES
(Cost $27,002,218)		27,106,924

	Shares
SHORT-TERM INVESTMENTS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	1,605,345	1,605,345

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	1,272,463	1,272,463

TOTAL SHORT-TERM INVESTMENTS (Cost $2,877,808)		2,877,808

TOTAL INVESTMENTS — 105.0%
(Cost $29,880,026)		29,984,732
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(1,418,715)

NET ASSETS — 100.0%		$28,566,017

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$295,294	$—	$295,294
Aerospace & Defense	—	445,565	—	445,565
Agriculture	—	297,199	—	297,199
Airlines	—	211,324	—	211,324
Apparel	—	84,844	—	84,844
Auto Manufacturers	—	422,760	—	422,760
Auto Parts & Equipment	—	261,120	—	261,120
Banks	—	3,017,278	—	3,017,278
Beverages	—	272,272	—	272,272
Biotechnology	—	425,287	—	425,287
Chemicals	—	1,057,948	—	1,057,948
Commercial Services	—	499,829	—	499,829
Construction Materials	—	43,451	—	43,451
Distribution & Wholesale	—	84,014	—	84,014
Diversified Financial Services	—	946,605	—	946,605

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric	$—	$2,004,889	$—	$2,004,889
Electrical Components & Equipment	—	84,681	—	84,681
Electronics	—	583,579	—	583,579
Engineering & Construction	—	66,899	—	66,899
Environmental Control	—	18,981	—	18,981
Food	—	501,143	—	501,143
Forest Products & Paper	—	41,344	—	41,344
Gas	—	296,367	—	296,367
Hand & Machine Tools	—	42,390	—	42,390
Health Care Products	—	322,419	—	322,419
Health Care Services	—	408,560	—	408,560
Holding Companies-Divers	—	110,787	—	110,787
Home Furnishings	—	42,222	—	42,222
Household Products	—	201,570	—	201,570
Household Products & Wares	—	63,576	—	63,576
Housewares	—	20,266	—	20,266
Insurance	—	1,437,157	—	1,437,157
Internet	—	339,301	—	339,301
Iron/Steel	—	122,246	—	122,246
IT Services	—	478,312	—	478,312
Leisure Time	—	51,624	—	51,624
Lodging	—	314,832	—	314,832
Machinery, Construction & Mining	—	67,008	—	67,008
Machinery-Diversified	—	214,795	—	214,795
Media	—	763,800	—	763,800
Metal Fabricate & Hardware	—	51,969	—	51,969
Mining	—	440,985	—	440,985
Miscellaneous Manufacturer	—	569,461	—	569,461
Office & Business Equipment	—	57,155	—	57,155
Oil & Gas	—	626,805	—	626,805
Oil & Gas Services	—	191,744	—	191,744
Packaging & Containers	—	49,195	—	49,195
Pharmaceuticals	—	1,174,583	—	1,174,583
Pipelines	—	794,809	—	794,809
Real Estate	—	265,190	—	265,190
Real Estate Investment Trusts (REITS)	—	2,288,970	—	2,288,970
Retail	—	1,386,796	—	1,386,796
Road & Rail	—	22,901	—	22,901
Semiconductors	—	445,794	—	445,794
Software	—	314,745	—	314,745
Telecommunications	—	598,776	—	598,776
Textiles	—	82,197	—	82,197
Tobacco	—	36,469	—	36,469
Toys/Games/Hobbies	—	14,367	—	14,367
Transportation	—	564,164	—	564,164
Trucking & Leasing	—	90,756	—	90,756
Water	—	75,555	—	75,555
Short-Term Investments	2,877,808	—	—	2,877,808

TOTAL INVESTMENTS	$2,877,808	$27,106,924	$—	$29,984,732

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 63.1%
AUTO MANUFACTURERS — 4.9%
Fiat Chrysler Automobiles NV Series FCAU, 7.88%, 12/15/2016 (a)	$595,310	$42,951,616
Tesla Motors, Inc.:
0.25%, 3/1/2019	18,539,000	16,801,896
1.25%, 3/1/2021	27,500,000	23,548,250
1.50%, 6/1/2018	13,658,000	25,130,720

		108,432,482

BIOTECHNOLOGY — 1.5%
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)	12,545,000	12,984,075
0.50%, 6/15/2021 (a)	10,300,000	11,066,320
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	9,415,000	8,585,539

		32,635,934

COAL — 0.0% (b)
Peabody Energy Corp. 4.75%, 12/15/2066	19,785,000	49,463

CONSTRUCTION MATERIALS — 0.7%
Cemex SAB de CV 3.75%, 3/15/2018	14,138,000	14,747,348

ENERGY-ALTERNATE SOURCES — 0.3%
SolarCity Corp. 1.63%, 11/1/2019	11,307,000	6,416,723

HEALTH CARE PRODUCTS — 1.1%
NuVasive, Inc. 2.25%, 3/15/2021 (d)	11,500,000	12,305,000
Wright Medical Group, Inc. 2.00%, 2/15/2020	12,328,000	11,080,406

		23,385,406

HEALTH CARE SERVICES — 1.8%
Anthem, Inc. 2.75%, 10/15/2042	10,893,000	20,805,630
Molina Healthcare, Inc. 1.13%, 1/15/2020	10,800,000	17,739,000

		38,544,630

HOUSEHOLD PRODUCTS & WARES — 1.6%
Jarden Corp.:
1.13%, 3/15/2034	13,950,000	17,664,885
1.88%, 9/15/2018	9,675,000	18,146,430

		35,811,315

INSURANCE — 1.2%
MGIC Investment Corp. 2.00%, 4/1/2020	9,950,000	12,375,810
Old Republic International Corp. 3.75%, 3/15/2018	10,772,000	13,303,420

		25,679,230

INTERNET — 14.6%
Ctrip.com International, Ltd.:
1.00%, 7/1/2020 (d)	13,900,000	15,281,660
1.25%, 10/15/2018	16,100,000	20,648,250
LinkedIn Corp. 0.50%, 11/1/2019 (a)	26,600,000	24,041,080

Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	20,102,000	24,122,400
0.90%, 9/15/2021 (a)	20,850,000	20,981,355
1.00%, 3/15/2018	19,436,000	27,781,818
Qihoo 360 Technology Co., Ltd.:
0.50%, 8/15/2020 (a)	11,000,000	10,835,000
1.75%, 8/15/2021	10,300,000	10,119,750
2.50%, 9/15/2018	11,625,000	11,508,750
SINA Corp. 1.00%, 12/1/2018	15,800,000	15,405,000
Twitter, Inc.:
0.25%, 9/15/2019	19,100,000	16,712,500
1.00%, 9/15/2021	18,500,000	15,517,800
VeriSign, Inc. 4.35%, 8/15/2037	25,523,000	65,976,955
Vipshop Holdings, Ltd. 1.50%, 3/15/2019	12,022,000	12,052,055
Yahoo!, Inc. Zero Coupon, 12/1/2018	29,700,000	29,373,300

		320,357,673

IT SERVICES — 3.4%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020	11,370,000	11,242,656
SanDisk Corp.:
0.50%, 10/15/2020	31,002,000	32,242,080
1.50%, 8/15/2017	19,794,000	31,175,550

		74,660,286

MEDIA — 2.2%
Liberty Interactive LLC 0.75%, 3/30/2043	17,100,000	28,557,000
Liberty Media Corp. 1.38%, 10/15/2023	20,027,000	19,826,730

		48,383,730

MINING — 0.5%
Newmont Mining Corp. Series B, 1.63%, 7/15/2017 (a)	11,460,000	11,896,626

OIL & GAS — 2.5%
Cheniere Energy, Inc. 4.25%, 3/15/2045	11,400,000	5,928,000
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	16,723,000	10,535,490
Cobalt International Energy, Inc.:
2.63%, 12/1/2019	27,365,000	13,545,675
3.13%, 5/15/2024	26,665,000	11,100,639
Whiting Petroleum Corp. 1.25%, 4/1/2020 (d)	23,300,000	13,921,750

		55,031,554

PHARMACEUTICALS — 2.7%
Herbalife, Ltd. 2.00%, 8/15/2019	22,908,000	22,106,220
Impax Laboratories, Inc. 2.00%, 6/15/2022 (d)	12,250,000	10,925,775
Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)	11,572,000	11,789,554
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	10,697,000	13,759,551

		58,581,100

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Extra Space Storage L.P. 3.13%, 10/1/2035 (a) (d)	$11,200,000	$12,774,720
Starwood Property Trust, Inc. 4.55%, 3/1/2018	11,587,000	11,615,967
VEREIT, Inc. 3.00%, 8/1/2018	11,684,000	11,275,060

		35,665,747

SEMICONDUCTORS — 14.7%
Intel Corp.:
2.95%, 12/15/2035 (a)	32,269,000	40,981,630
3.25%, 8/1/2039	40,103,000	63,715,647
Microchip Technology, Inc.:
1.63%, 2/15/2025	34,875,000	35,572,500
2.13%, 12/15/2037	11,417,000	22,620,502
Micron Technology, Inc. Series G, 3.00%, 11/15/2043 (a)	20,700,000	14,102,910
Novellus Systems, Inc. 2.63%, 5/15/2041	14,324,000	34,843,130
NVIDIA Corp. 1.00%, 12/1/2018	30,400,000	54,245,760
NXP Semiconductors NV 1.00%, 12/1/2019 (a)	23,200,000	25,578,000
ON Semiconductor Corp. 1.00%, 12/1/2020 (a) (d)	13,450,000	12,037,750
Xilinx, Inc. 2.63%, 6/15/2017	11,851,000	19,472,378

		323,170,207

SOFTWARE — 5.4%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)	13,750,000	13,414,500
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)	28,280,000	31,532,200
Nuance Communications, Inc. 1.00%, 12/15/2035 (d)	13,600,000	12,546,000
Red Hat, Inc. 0.25%, 10/1/2019 (a)	15,800,000	19,592,000
salesforce.com, Inc. 0.25%, 4/1/2018	23,082,000	28,536,276
ServiceNow, Inc. Zero Coupon, 11/1/2018	12,448,000	13,482,429

		119,103,405

TELECOMMUNICATIONS — 2.4%
Ciena Corp. 0.88%, 6/15/2017	10,200,000	10,009,260
Clearwire Communications LLC / Clearwire Finance, Inc. 8.25%, 12/1/2040 (d)	11,973,000	11,733,540
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019	11,650,000	18,115,750
Viavi Solutions, Inc. 0.63%, 8/15/2033	12,500,000	12,163,750

		52,022,300

TOTAL CORPORATE BONDS & NOTES
(Cost $1,369,498,730)		1,384,575,159

	Shares

CONVERTIBLE PREFERRED STOCKS — 36.3%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	130,000	11,147,500

BANKS — 7.7%
Bank of America Corp. Series L, 7.25%, 12/31/2049	62,308	70,906,504
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	80,786	97,347,938

		168,254,442

ELECTRIC — 4.4%
AES Trust III 6.75%, 10/15/2029 (a)	208,823	10,547,650
Dominion Resources, Inc. 6.38%, 7/1/2017 (a)	394,800	19,858,440
Dominion Resources, Inc. Series B, 6.00%, 7/1/2016	239,600	13,951,908
Exelon Corp. 6.50%, 6/1/2017	469,000	23,088,870
NextEra Energy, Inc. 5.80%, 9/1/2016 (a)	203,000	12,362,700
NextEra Energy, Inc. 6.37%, 9/1/2018 (a)	282,000	17,216,100

		97,025,668

ENVIRONMENTAL CONTROL — 0.7%
Stericycle, Inc. 5.25%, 9/15/2018 (a)	154,750	14,384,012

FOOD — 2.1%
Tyson Foods, Inc. 4.75%, 7/15/2017	612,550	45,622,724

GAS — 0.8%
CenterPoint Energy, Inc. 4.18%, 9/15/2029 (c)	287,421	18,208,523

HEALTH CARE PRODUCTS — 0.6%
Alere, Inc. Series B, 3.00%, 12/31/2049	35,561	14,046,595

HEALTH CARE SERVICES — 1.1%
Anthem, Inc. 5.25%, 5/1/2018	495,000	23,111,550

MINING — 0.8%
Alcoa, Inc. Series 1, 5.38%, 10/1/2017	511,500	16,874,385

OIL & GAS — 1.5%
Chesapeake Energy Corp. 5.75%, 12/31/2049 (d)	23,900	4,080,351
Hess Corp. 8.00%, 2/1/2019	235,000	15,843,700
Southwestern Energy Co. Series B, 6.25%, 1/15/2018 (a)	705,000	13,825,050

		33,749,101

PHARMACEUTICALS — 7.3%
Allergan PLC Series A, 5.50%, 3/1/2018	102,405	94,124,532
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	74,250	65,632,545

		159,757,077

PIPELINES — 1.3%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	644,000	29,044,400

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.4%
American Tower Corp. 5.50%, 2/15/2018 (a)	284,200	29,315,230
American Tower Corp. Series A, 5.25%, 5/15/2017	131,500	13,833,800

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Crown Castle International Corp. Series A, 4.50%, 11/1/2016 (a)	196,050	$21,016,560
Welltower, Inc. Series I, 6.50%, 12/31/2049	302,438	18,781,400
Weyerhaeuser Co. Series A, 6.38%, 7/1/2016	278,500	14,236,920

		97,183,910

TELECOMMUNICATIONS — 3.1%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	385,500	40,246,200
T-Mobile US, Inc. 5.50%, 12/15/2017	413,000	27,340,600

		67,586,800

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $846,855,101)		795,996,687

SHORT-TERM INVESTMENTS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	149,203,255	149,203,255
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	13,185,976	13,185,976

TOTAL SHORT-TERM INVESTMENTS (Cost $162,389,231)		162,389,231

TOTAL INVESTMENTS — 106.8%
(Cost $2,378,743,062)		2,342,961,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(149,146,415)

NET ASSETS — 100.0%		$2,193,814,662

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.8% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Auto Manufacturers	$—	$108,432,482	$—	$108,432,482
Biotechnology	—	32,635,934	—	32,635,934
Coal	—	49,463	—	49,463
Construction Materials	—	14,747,348	—	14,747,348
Energy-Alternate Sources	—	6,416,723	—	6,416,723
Health Care Products	—	23,385,406	—	23,385,406
Health Care Services	—	38,544,630	—	38,544,630
Household Products & Wares	—	35,811,315	—	35,811,315
Insurance	—	25,679,230	—	25,679,230
Internet	—	320,357,673	—	320,357,673
IT Services	—	74,660,286	—	74,660,286
Media	—	48,383,730	—	48,383,730
Mining	—	11,896,626	—	11,896,626
Oil & Gas	—	55,031,554	—	55,031,554
Pharmaceuticals	—	58,581,100	—	58,581,100
Real Estate Investment Trusts (REITS)	—	35,665,747	—	35,665,747
Semiconductors	—	323,170,207	—	323,170,207
Software	—	119,103,405	—	119,103,405
Telecommunications	—	52,022,300	—	52,022,300

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Convertible Preferred Stocks
Agriculture	$11,147,500	$—	$—	$11,147,500
Banks	168,254,442	—	—	168,254,442
Electric	97,025,668	—	—	97,025,668
Environmental Control	14,384,012	—	—	14,384,012
Food	45,622,724	—	—	45,622,724
Gas	18,208,523	—	—	18,208,523
Health Care Products	14,046,595	—	—	14,046,595
Health Care Services	23,111,550	—	—	23,111,550
Mining	16,874,385	—	—	16,874,385
Oil & Gas	33,749,101	—	—	33,749,101
Pharmaceuticals	159,757,077	—	—	159,757,077
Pipelines	29,044,400	—	—	29,044,400
Real Estate Investment Trusts	97,183,910	—	—	97,183,910
Telecommunication	67,586,800	—	—	67,586,800
Short-Term Investments	162,389,231	—	—	162,389,231

TOTAL INVESTMENTS	$958,385,918	$1,384,575,159	$—	$2,342,961,077

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.7%
Federal Home Loan Mortgage Corp.:
2.50%, 6/1/2028	$288,476	$297,253
2.50%, 6/1/2028	146,336	150,788
2.50%, 10/1/2029	164,324	168,823
2.50%, 1/1/2031	494,050	507,620
3.00%, 10/1/2026	770,270	806,364
3.00%, 2/1/2029	119,043	124,528
3.00%, 5/1/2029	918,797	961,131
3.00%, 7/1/2029	263,669	275,818
3.00%, 8/1/2029	935,991	979,117
3.00%, 9/1/2029	780,153	816,099
3.00%, 9/1/2029	192,829	201,714
3.00%, 7/1/2035	960,650	996,075
3.00%, 2/1/2043	470,985	483,512
3.00%, 3/1/2043	1,060,184	1,088,383
3.00%, 6/1/2043	212,855	218,517
3.00%, 7/1/2043	424,885	436,186
3.00%, 8/1/2043	213,011	218,676
3.00%, 9/1/2043	219,311	225,145
3.00%, 10/1/2043	216,137	221,886
3.00%, 10/1/2043	1,695,767	1,740,871
3.00%, 1/1/2045	459,059	470,435
3.00%, 6/1/2045	290,260	297,453
3.00%, 7/1/2045	485,713	497,750
3.00%, 8/1/2045	389,056	398,698
3.50%, 6/1/2019	201,684	212,894
3.50%, 10/1/2026	467,480	494,332
3.50%, 1/1/2029	130,450	137,850
3.50%, 6/1/2029	224,573	237,325
3.50%, 8/1/2029	139,534	147,458
3.50%, 2/1/2030	81,999	86,546
3.50%, 7/1/2035	475,244	501,116
3.50%, 7/1/2042	201,991	211,986
3.50%, 3/1/2043	424,079	444,794
3.50%, 5/1/2043	1,204,390	1,263,220
3.50%, 11/1/2043	243,932	255,847
3.50%, 6/1/2044	555,899	582,327
3.50%, 8/1/2044	238,662	250,009
3.50%, 10/1/2044	203,303	212,968
3.50%, 11/1/2044	412,417	432,024
3.50%, 12/1/2044	921,591	965,406
3.50%, 1/1/2045	220,092	230,594
3.50%, 2/1/2045	899,320	942,230
3.50%, 7/1/2045	480,444	503,368
3.50%, 7/1/2045	193,574	202,811
3.50%, 10/1/2045	1,149,954	1,204,823
3.50%, 11/1/2045	591,552	619,778
3.50%, 12/1/2045	1,213,352	1,271,247
3.50%, 12/1/2045	194,394	203,669
3.50%, 1/1/2046	1,143,185	1,197,992
4.00%, 5/1/2021	453,132	475,353
4.00%, 6/1/2035	440,353	474,339
4.00%, 10/1/2040	419,711	449,424
4.00%, 12/1/2041	286,002	306,242
4.00%, 4/1/2042	153,468	164,328
4.00%, 6/1/2042	493,336	527,992
4.00%, 5/1/2044	257,793	275,211
4.00%, 5/1/2044	153,050	163,391

4.00%, 7/1/2044	896,010	956,549
4.00%, 10/1/2044	825,542	881,320
4.00%, 12/1/2044	195,923	209,161
4.00%, 4/1/2045	265,108	283,115
4.00%, 10/1/2045	776,459	829,200
4.50%, 2/1/2039	247,508	268,809
4.50%, 7/1/2041	514,553	560,381
4.50%, 9/1/2041	161,974	176,400
4.50%, 10/1/2043	405,405	440,493
4.50%, 3/1/2044	374,169	406,584
4.50%, 3/1/2044	452,179	491,352
4.50%, 9/1/2044	1,026,218	1,115,121
4.50%, 8/1/2045	198,196	215,437
5.00%, 9/1/2038	114,387	125,656
5.00%, 12/1/2038	495,907	544,745
5.00%, 1/1/2039	456,779	501,780
5.00%, 9/1/2039	249,559	274,145
5.00%, 12/1/2041	556,849	613,196
5.50%, 1/1/2028	71,667	80,006
5.50%, 9/1/2035	16,157	18,066
5.50%, 6/1/2036	75,477	84,095
5.50%, 12/1/2036	83,974	93,562
5.50%, 7/1/2037	752,066	837,942
5.50%, 4/1/2038	652,950	727,594
5.50%, 5/1/2038	8,577	9,558
TBA, 2.50%, 12/1/2099 (a)	3,350,000	3,439,508
TBA, 3.00%, 12/1/2099 (a)	2,000,000	2,048,125
TBA, 3.50%, 12/1/2099 (a)	2,600,000	2,722,281
TBA, 4.00%, 12/1/2099 (a)	3,650,000	3,895,805
Federal National Mortgage Association:
2.13%, 4/1/2044	815,660	841,187
2.50%, 7/1/2028	382,732	394,795
2.50%, 7/1/2028	964,276	994,668
2.50%, 8/1/2028	741,886	765,269
2.50%, 10/1/2028	273,625	282,249
2.50%, 2/1/2030	221,163	227,196
2.50%, 5/1/2030	278,361	285,955
2.50%, 7/1/2030	239,116	245,639
2.50%, 2/1/2031	1,316,324	1,352,553
3.00%, 12/1/2026	186,129	195,000
3.00%, 10/1/2028	251,917	263,553
3.00%, 11/1/2028	526,005	550,302
3.00%, 6/1/2029	200,891	209,992
3.00%, 7/1/2029	383,837	401,226
3.00%, 8/1/2029	265,804	277,846
3.00%, 8/1/2029	220,698	230,696
3.00%, 9/1/2029	193,507	202,273
3.00%, 4/1/2030	746,869	780,810
3.00%, 6/1/2030	273,887	286,334
3.00%, 9/1/2030	207,419	216,845
3.00%, 11/1/2030	961,467	1,005,161
3.00%, 12/1/2030	238,628	249,473
3.00%, 1/1/2035	431,716	447,537
3.00%, 2/1/2035	617,797	640,551
3.00%, 2/1/2036	496,300	514,141
3.00%, 4/1/2043	802,500	825,081
3.00%, 4/1/2043	803,825	826,443
3.00%, 5/1/2043	364,596	374,855
3.00%, 5/1/2043	402,247	413,566

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 5/1/2043	$206,616	$212,430
3.00%, 6/1/2043	1,005,836	1,034,139
3.00%, 7/1/2043	1,187,832	1,221,256
3.00%, 7/1/2043	214,053	220,076
3.00%, 8/1/2043	842,727	866,440
3.00%, 8/1/2043	973,015	1,000,395
3.00%, 8/1/2043	142,070	146,068
3.00%, 9/1/2043	355,547	365,552
3.00%, 1/1/2044	240,578	247,348
3.00%, 12/1/2044	622,833	639,346
3.00%, 4/1/2045	1,038,439	1,066,102
3.00%, 9/1/2045	389,944	400,332
3.00%, 11/1/2045	837,214	859,516
3.00%, 11/1/2045	319,909	328,431
3.00%, 12/1/2045	494,817	507,999
3.50%, 10/1/2025	389,932	412,374
3.50%, 11/1/2025	472,173	499,348
3.50%, 1/1/2026	466,889	493,760
3.50%, 1/1/2027	349,454	369,567
3.50%, 1/1/2029	305,770	323,363
3.50%, 5/1/2029	465,320	492,087
3.50%, 10/1/2029	134,832	142,588
3.50%, 6/1/2034	746,403	786,806
3.50%, 7/1/2034	870,687	917,817
3.50%, 12/1/2040	926,948	973,730
3.50%, 1/1/2041	556,914	585,021
3.50%, 5/1/2042	1,162,545	1,220,930
3.50%, 6/1/2042	953,023	1,000,885
3.50%, 1/1/2043	285,159	299,480
3.50%, 5/1/2043	491,640	515,794
3.50%, 5/1/2043	150,986	158,403
3.50%, 6/1/2043	1,557,036	1,633,534
3.50%, 1/1/2044	348,947	366,091
3.50%, 9/1/2044	903,780	948,122
3.50%, 10/1/2044	202,983	212,942
3.50%, 1/1/2045	213,364	223,875
3.50%, 1/1/2045	1,246,928	1,308,106
3.50%, 1/1/2045	308,683	323,828
3.50%, 2/1/2045	890,332	934,193
3.50%, 2/1/2045	1,735,594	1,822,758
3.50%, 4/1/2045	451,183	473,410
3.50%, 5/1/2045	280,976	294,817
3.50%, 8/1/2045	720,942	756,458
3.50%, 11/1/2045	977,858	1,026,031
3.50%, 11/1/2045	784,916	823,584
3.50%, 12/1/2045	1,211,237	1,270,907
3.50%, 12/1/2045	1,210,576	1,270,214
3.50%, 12/1/2045	1,209,385	1,268,964
4.00%, 7/1/2019	445,399	464,286
4.00%, 5/1/2020	205,679	214,401
4.00%, 5/1/2020	6,955	7,244
4.00%, 12/1/2020	120,654	125,770
4.00%, 7/1/2021	100,512	105,711
4.00%, 8/1/2026	188,735	197,945
4.00%, 1/1/2034	725,677	781,634
4.00%, 10/1/2040	693,942	743,463
4.00%, 12/1/2040	525,298	562,785
4.00%, 2/1/2041	746,159	799,407
4.00%, 10/1/2041	212,658	227,837

4.00%, 12/1/2041	695,898	745,571
4.00%, 4/1/2042	913,854	979,154
4.00%, 10/1/2043	645,848	690,272
4.00%, 12/1/2043	379,935	406,068
4.00%, 2/1/2044	698,903	746,993
4.00%, 6/1/2044	300,294	320,957
4.00%, 7/1/2044	337,082	360,275
4.00%, 7/1/2044	707,965	756,678
4.00%, 9/1/2044	220,913	236,114
4.00%, 10/1/2044	114,274	122,137
4.00%, 10/1/2044	158,792	169,718
4.00%, 12/1/2044	827,307	884,232
4.00%, 1/1/2045	156,818	167,664
4.00%, 3/1/2045	261,820	279,929
4.00%, 7/1/2045	381,008	407,360
4.00%, 8/1/2045	1,298,482	1,388,290
4.00%, 9/1/2045	311,266	332,794
4.00%, 9/1/2045	238,316	254,799
4.00%, 9/1/2045	1,185,610	1,267,612
4.00%, 12/1/2045	445,827	476,663
4.50%, 9/1/2018	93,965	97,464
4.50%, 4/1/2019	98,924	102,369
4.50%, 11/1/2024	106,291	111,950
4.50%, 4/1/2031	174,706	191,836
4.50%, 5/1/2041	472,381	515,174
4.50%, 1/1/2042	717,644	782,758
4.50%, 9/1/2043	996,426	1,086,691
4.50%, 9/1/2043	213,932	232,810
4.50%, 10/1/2043	436,500	475,018
4.50%, 12/1/2043	887,476	965,790
4.50%, 3/1/2044	186,708	203,189
4.50%, 4/1/2044	140,493	152,894
4.50%, 5/1/2044	599,141	652,012
4.50%, 6/1/2044	792,518	862,473
4.50%, 10/1/2044	792,959	862,954
5.00%, 1/1/2017	25,181	25,976
5.00%, 2/1/2019	103,519	107,859
5.00%, 3/1/2019	81,348	84,758
5.00%, 7/1/2040	402,464	445,888
5.00%, 9/1/2040	361,635	400,654
5.00%, 12/1/2040	848,450	939,993
5.00%, 3/1/2042	667,604	739,635
5.00%, 7/1/2044	257,085	284,421
5.00%, 1/1/2045	530,108	586,474
5.50%, 1/1/2035	1,067,523	1,203,107
5.50%, 4/1/2036	490,394	551,079
5.50%, 11/1/2038	213,054	238,682
5.50%, 12/1/2038	98,122	109,925
5.50%, 12/1/2039	200,770	224,921
5.50%, 7/1/2041	437,706	490,241
6.00%, 1/1/2037	100,328	114,233
6.00%, 9/1/2037	144,970	165,082
6.00%, 9/1/2039	116,363	132,489
6.00%, 6/1/2040	272,621	310,442
6.00%, 10/1/2040	340,074	387,204
TBA, 2.50%, 12/1/2099 (a)	1,100,000	1,129,219
TBA, 3.00%, 12/1/2099 (a)	400,000	417,875
TBA, 3.00%, 12/1/2099 (a)	2,150,000	2,205,766
TBA, 3.50%, 12/1/2099 (a)	1,750,000	1,835,039

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TBA, 4.00%, 12/1/2099 (a)	$2,250,000	$2,404,336
TBA, 4.50%, 12/1/2099 (a)	900,000	979,383
Government National Mortgage Association:
2.50%, 1/20/2043	170,409	171,777
3.00%, 5/15/2042	269,347	279,914
3.00%, 8/20/2042	734,843	765,453
3.00%, 12/20/2042	727,717	758,030
3.00%, 3/20/2043	866,226	900,709
3.00%, 4/20/2043	1,036,351	1,077,606
3.00%, 8/20/2043	607,907	632,107
3.00%, 12/20/2044	344,985	357,946
3.00%, 2/15/2045	317,548	329,047
3.00%, 3/15/2045	532,796	552,090
3.00%, 3/20/2045	185,835	192,802
3.00%, 4/20/2045	1,034,031	1,072,796
3.00%, 6/20/2045	215,479	223,557
3.00%, 7/20/2045	1,110,602	1,152,237
3.00%, 8/20/2045	242,280	251,363
3.00%, 12/20/2045	198,317	205,751
3.50%, 2/15/2042	726,918	769,933
3.50%, 4/15/2042	269,931	285,904
3.50%, 6/20/2042	1,405,077	1,491,793
3.50%, 11/20/2042	214,335	227,563
3.50%, 2/20/2043	1,170,809	1,240,486
3.50%, 3/20/2043	154,793	164,005
3.50%, 3/20/2043	408,396	433,601
3.50%, 4/20/2043	447,051	474,642
3.50%, 5/20/2043	557,126	590,281
3.50%, 7/20/2043	1,356,133	1,436,838
3.50%, 9/20/2043	697,251	738,745
3.50%, 1/20/2044	670,745	710,662
3.50%, 3/20/2044	453,071	479,525
3.50%, 4/20/2044	660,876	699,463
3.50%, 5/20/2044	679,399	719,068
3.50%, 7/20/2044	348,611	368,966
3.50%, 8/20/2044	857,155	907,203
3.50%, 10/20/2044	222,501	235,492
3.50%, 12/20/2044	155,999	165,108
3.50%, 2/20/2045	160,867	170,264
3.50%, 3/20/2045	197,975	209,539
3.50%, 4/20/2045	318,658	337,273
3.50%, 4/20/2045	281,006	297,421
3.50%, 5/20/2045	649,839	687,798
3.50%, 6/20/2045	329,371	348,610
3.50%, 7/20/2045	475,757	503,548
3.50%, 9/20/2045	1,205,748	1,276,181
3.50%, 10/20/2045	1,668,789	1,766,270
3.50%, 12/20/2045	198,060	209,629
4.00%, 2/15/2040	40,949	44,087
4.00%, 4/15/2040	324,832	349,724
4.00%, 11/20/2041	568,949	611,464
4.00%, 2/20/2042	522,258	559,849
4.00%, 5/20/2042	297,049	318,430
4.00%, 8/20/2042	129,317	138,625
4.00%, 8/20/2043	393,814	421,678
4.00%, 3/20/2044	430,740	460,649
4.00%, 6/20/2044	569,315	608,846
4.00%, 7/15/2044	499,295	534,626

4.00%, 7/20/2044	435,716	465,970
4.00%, 8/20/2044	177,504	189,829
4.00%, 12/20/2044	222,169	237,596
4.00%, 1/20/2045	582,177	622,601
4.00%, 2/20/2045	294,643	315,102
4.00%, 5/15/2045	435,413	466,088
4.00%, 6/15/2045	350,278	374,955
4.00%, 8/20/2045	345,751	369,968
4.00%, 9/20/2045	1,316,164	1,408,349
4.00%, 10/20/2045	671,064	718,066
4.50%, 6/15/2039	116,764	127,555
4.50%, 4/15/2040	393,931	431,688
4.50%, 6/15/2040	561,936	615,796
4.50%, 9/20/2040	302,353	330,246
4.50%, 3/15/2041	188,314	206,363
4.50%, 6/15/2041	124,696	136,256
4.50%, 7/15/2041	189,147	206,682
4.50%, 7/20/2041	568,464	618,089
4.50%, 10/20/2043	144,121	155,031
4.50%, 12/20/2043	545,700	587,011
4.50%, 1/20/2044	276,899	297,861
4.50%, 4/20/2044	412,763	444,010
4.50%, 5/20/2045	293,736	315,676
4.50%, 10/20/2045	431,055	463,348
5.00%, 12/15/2038	103,306	114,612
5.00%, 5/15/2039	102,845	114,488
5.00%, 9/20/2042	89,382	98,226
5.00%, 11/20/2042	495,048	543,781
5.00%, 3/20/2043	96,732	106,304
5.00%, 4/20/2043	421,051	462,716
5.00%, 5/20/2043	92,504	101,611
5.00%, 8/20/2043	401,167	443,398
5.00%, 5/20/2044	241,581	265,725
5.00%, 6/20/2044	146,457	161,874
5.00%, 7/20/2044	411,030	452,109
5.50%, 9/15/2035	424,965	482,790
5.50%, 7/15/2038	42,152	47,495
5.50%, 3/15/2039	444,005	502,756
6.00%, 8/15/2040	97,862	110,984
6.00%, 9/15/2040	161,095	182,200
TBA, 3.00%, 12/1/2099 (a)	2,025,000	2,098,723
TBA, 3.50%, 12/1/2099 (a)	1,500,000	1,585,781
TBA, 4.00%, 12/1/2099 (a)	1,425,000	1,523,525
TBA, 4.50%, 12/1/2099 (a)	900,000	977,977

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $186,890,907)		189,080,146

	Shares
SHORT-TERM INVESTMENT — 15.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $28,717,874)	28,717,874	28,717,874

TOTAL INVESTMENTS — 114.8% (Cost $215,608,781)		217,798,020
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.8)%		(28,074,963)

NET ASSETS — 100.0%		$189,723,057

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(a)	When-issued security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

TBA = To Be Announced

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$189,080,146	$—	$189,080,146
Short-Term Investment	28,717,874	—	—	28,717,874

TOTAL INVESTMENTS	$28,717,874	$189,080,146	$—	$217,798,020

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 25.5%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$123,994
Omnicom Group, Inc.:
3.60%, 4/15/2026	100,000	101,787
4.45%, 8/15/2020	185,000	200,993
WPP Finance 2010 3.75%, 9/19/2024	150,000	152,023

		578,797

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	50,000	49,875
2.20%, 10/30/2022	50,000	50,338
2.50%, 3/1/2025	50,000	50,413
2.60%, 10/30/2025	300,000	304,137
3.30%, 3/1/2035	65,000	62,686
3.50%, 3/1/2045	25,000	24,289
6.13%, 2/15/2033	165,000	214,142
General Dynamics Corp.:
1.00%, 11/15/2017	100,000	100,067
2.25%, 11/15/2022	134,000	133,941
Harris Corp.:
2.70%, 4/27/2020	35,000	35,057
5.05%, 4/27/2045	105,000	112,357
L-3 Communications Corp.:
4.95%, 2/15/2021	251,000	264,144
5.20%, 10/15/2019	135,000	143,659
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	264,875
3.55%, 1/15/2026	400,000	424,117
3.60%, 3/1/2035	25,000	24,002
4.07%, 12/15/2042	125,000	125,805
4.25%, 11/15/2019	100,000	108,973
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	208,842
3.85%, 4/15/2045	150,000	147,418
5.05%, 11/15/2040	20,000	23,097
Raytheon Co.:
2.50%, 12/15/2022 (b)	147,000	150,739
4.20%, 12/15/2044 (b)	20,000	21,667
4.40%, 2/15/2020	10,000	11,064
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	106,754
4.80%, 12/15/2043	100,000	113,724
Textron, Inc. 4.00%, 3/15/2026	50,000	51,157
United Technologies Corp.:
1.78%, 5/4/2018 (c)	100,000	100,122
4.15%, 5/15/2045	100,000	103,580
4.50%, 4/15/2020	161,000	177,814
4.50%, 6/1/2042	187,000	202,389
5.38%, 12/15/2017	250,000	267,835
5.70%, 4/15/2040	210,000	262,541
6.05%, 6/1/2036	100,000	126,733

		4,568,353

AGRICULTURE — 0.2%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	154,484
2.85%, 8/9/2022	100,000	103,072

2.95%, 5/2/2023 (b)	100,000	103,339
4.00%, 1/31/2024	200,000	220,403
4.75%, 5/5/2021	60,000	67,776
5.38%, 1/31/2044	225,000	275,338
9.70%, 11/10/2018	68,000	81,552
9.95%, 11/10/2038	33,000	58,279
Archer-Daniels-Midland Co. 4.54%, 3/26/2042	200,000	216,171
Bunge, Ltd. Finance Corp. 3.50%, 11/24/2020	75,000	76,726
Philip Morris International, Inc.:
1.38%, 2/25/2019	30,000	30,025
1.88%, 2/25/2021 (b)	50,000	50,202
2.75%, 2/25/2026	50,000	50,791
2.90%, 11/15/2021	400,000	421,077
3.38%, 8/11/2025 (b)	50,000	53,739
4.25%, 11/10/2044	100,000	105,818
4.50%, 3/26/2020	18,000	19,929
5.65%, 5/16/2018	150,000	163,768

		2,252,489

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	315,059	333,962
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	94,182	94,536
American Airlines 2015-2 Pass Through Trust, Class A 3.60%, 3/22/2029	100,000	102,750
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	50,000	51,250
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	87,695	90,326
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	17,939	18,433
Delta Air Lines 2010-2 Pass Through Trust, Class A Series 2A, 4.95%, 11/23/2020	58,234	61,146
Southwest Airlines Co.:
2.65%, 11/5/2020	200,000	203,785
2.75%, 11/6/2019	50,000	51,411
United Airlines 2013-1 Class A Pass Through Trust Series A, 4.30%, 2/15/2027	92,707	96,415
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	175,000	176,750
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	82,915	87,682

		1,368,446

APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023 (b)	50,000	50,367
3.88%, 11/1/2045	50,000	51,639

		102,006

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/14/2017	$150,000	$150,117
Series MTN, 1.60%, 7/13/2018 (b)	50,000	50,237
Series MTN, 1.70%, 2/22/2019	25,000	25,165
Series MTN, 2.25%, 8/15/2019	250,000	254,769
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	190,388
Ford Motor Co. 7.45%, 7/16/2031	275,000	355,600
Ford Motor Credit Co. LLC:
1.72%, 12/6/2017	250,000	248,092
2.24%, 6/15/2018	200,000	199,790
2.38%, 1/16/2018	100,000	100,237
2.55%, 10/5/2018	200,000	201,031
3.34%, 3/18/2021	200,000	206,087
3.66%, 9/8/2024	100,000	100,940
4.13%, 8/4/2025	100,000	103,927
4.38%, 8/6/2023 (b)	200,000	212,122
5.88%, 8/2/2021	500,000	571,513
General Motors Co.:
6.25%, 10/2/2043	386,000	409,176
6.60%, 4/1/2036	35,000	38,410
6.75%, 4/1/2046	25,000	28,293
General Motors Financial Co., Inc.:
3.10%, 1/15/2019	50,000	50,512
3.15%, 1/15/2020	200,000	200,560
3.20%, 7/13/2020	100,000	99,178
3.70%, 11/24/2020	250,000	252,542
4.00%, 1/15/2025	300,000	289,533
4.20%, 3/1/2021	250,000	257,150
4.30%, 7/13/2025	100,000	98,237
4.75%, 8/15/2017	300,000	309,295
PACCAR Financial Corp. Series MTN, 1.10%, 6/6/2017	200,000	199,793
Toyota Motor Credit Corp.:
Series MTN, 1.25%, 10/5/2017	250,000	250,417
Series MTN, 1.38%, 1/10/2018 (b)	150,000	150,358
Series GMTN, 1.55%, 7/13/2018	50,000	50,237
Series MTN, 2.15%, 3/12/2020 (b)	300,000	305,051
Series MTN, 2.63%, 1/10/2023	100,000	101,498
Series MTN, 2.75%, 5/17/2021	100,000	103,850
Series GMTN, 2.80%, 7/13/2022	50,000	51,879
Series MTN, 3.30%, 1/12/2022	201,000	214,548

		6,430,532

AUTO PARTS & EQUIPMENT — 0.0% (a)
Delphi Automotive PLC:
3.15%, 11/19/2020	50,000	51,157
4.25%, 1/15/2026	50,000	51,847
Delphi Corp. 4.15%, 3/15/2024	40,000	41,106
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	63,525
6.00%, 1/15/2036	200,000	221,979
Magna International, Inc. 3.63%, 6/15/2024	100,000	100,626

		530,240

BANKS — 5.3%
Abbey National Treasury Services PLC:
Series GMTN, 2.00%, 8/24/2018 (b)	33,000	33,124
2.35%, 9/10/2019	100,000	100,112
3.05%, 8/23/2018	100,000	102,706
4.00%, 3/13/2024	125,000	133,017
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 1.45%, 5/15/2018	250,000	248,762
Series MTN, 2.00%, 11/16/2018	250,000	251,349
Bancolombia SA 5.95%, 6/3/2021 (b)	100,000	107,760
Bank of America Corp.:
2.00%, 1/11/2018	100,000	100,315
Series L, 2.25%, 4/21/2020	150,000	149,037
Series L, 2.60%, 1/15/2019	454,000	461,277
Series L, 2.65%, 4/1/2019	250,000	254,156
Series GMTN, 3.30%, 1/11/2023	350,000	353,086
Series MTN, 3.88%, 8/1/2025	350,000	363,359
Series L, 3.95%, 4/21/2025	150,000	148,825
Series MTN, 4.00%, 1/22/2025	325,000	323,696
4.10%, 7/24/2023	200,000	210,527
Series MTN, 4.20%, 8/26/2024	250,000	253,817
Series MTN, 4.25%, 10/22/2026	107,000	108,509
Series GMTN, 4.45%, 3/3/2026	55,000	56,991
Series L, 4.75%, 4/21/2045	40,000	39,625
Series MTN, 4.88%, 4/1/2044	300,000	323,821
Series MTN, 5.00%, 5/13/2021	550,000	609,313
5.49%, 3/15/2019	200,000	215,950
Series MTN, 5.65%, 5/1/2018	250,000	268,161
5.75%, 12/1/2017	190,000	201,654
5.88%, 1/5/2021	570,000	651,500
Series MTN, 5.88%, 2/7/2042	229,000	276,407
6.00%, 9/1/2017	40,000	42,172
6.22%, 9/15/2026	100,000	113,913
Series MTN, 6.88%, 4/25/2018	430,000	471,872
Bank of America NA:
1.75%, 6/5/2018	100,000	99,981
2.05%, 12/7/2018	250,000	251,246
Bank of Montreal Series MTN, 1.45%, 4/9/2018	125,000	124,855
Bank of New York Mellon Corp Series MTN Series MTN Series MTN, 2.50%, 4/15/2021	60,000	61,159
Bank of New York Mellon Corp.:
Series MTN, 2.10%, 1/15/2019	250,000	252,860
Series G, 2.20%, 5/15/2019 (b)	100,000	101,607
Series MTN, 2.30%, 9/11/2019	350,000	355,848
Series MTN, 2.45%, 11/27/2020	100,000	101,794
Series MTN, 3.25%, 9/11/2024 (b)	520,000	534,052
3.55%, 9/23/2021	125,000	132,840
Series MTN, 3.95%, 11/18/2025 (b)	50,000	54,638
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	50,031
1.38%, 12/18/2017	50,000	49,904

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
1.45%, 4/25/2018 (b)	$100,000	$99,719
1.85%, 4/14/2020 (b)	211,000	212,188
2.05%, 10/30/2018	250,000	251,956
2.05%, 6/5/2019 (b)	250,000	251,413
2.45%, 3/22/2021 (b)	100,000	100,903
2.80%, 7/21/2021	150,000	153,143
Barclays PLC:
2.75%, 11/8/2019	300,000	298,612
3.25%, 1/12/2021 (b)	400,000	398,987
3.65%, 3/16/2025	184,000	172,778
5.25%, 8/17/2045	200,000	200,283
BB&T Corp.:
Series MTN, 2.05%, 6/19/2018	350,000	353,724
Series MTN, 2.63%, 6/29/2020	80,000	81,642
BNP Paribas SA:
Series MTN, 2.38%, 9/14/2017	350,000	354,190
Series MTN, 2.70%, 8/20/2018	100,000	102,001
Series MTN, 3.25%, 3/3/2023 (b)	100,000	102,470
5.00%, 1/15/2021	200,000	223,318
BPCE SA:
2.65%, 2/3/2021 (b)	250,000	252,527
4.00%, 4/15/2024	250,000	265,278
Branch Banking & Trust Co. 3.80%, 10/30/2026	250,000	264,796
Capital One Financial Corp.:
2.45%, 4/24/2019	225,000	225,221
3.20%, 2/5/2025	100,000	98,225
4.20%, 10/29/2025	100,000	101,693
Capital One NA/Mclean:
Series BKNT, 1.65%, 2/5/2018	300,000	297,899
2.40%, 9/5/2019	250,000	249,707
Citigroup, Inc.:
1.70%, 4/27/2018	100,000	99,619
1.75%, 5/1/2018	400,000	398,872
1.80%, 2/5/2018	700,000	699,509
1.85%, 11/24/2017	50,000	50,066
2.05%, 12/7/2018	500,000	501,056
2.15%, 7/30/2018	70,000	70,335
2.40%, 2/18/2020	300,000	301,027
2.50%, 7/29/2019	200,000	202,390
2.55%, 4/8/2019	125,000	126,763
2.65%, 10/26/2020	100,000	100,656
3.38%, 3/1/2023	100,000	101,300
3.70%, 1/12/2026	200,000	205,386
3.75%, 6/16/2024	150,000	154,988
4.40%, 6/10/2025	200,000	202,496
4.45%, 9/29/2027	100,000	99,964
4.65%, 7/30/2045	120,000	125,313
4.95%, 11/7/2043	150,000	161,593
5.88%, 1/30/2042 (b)	150,000	178,465
6.00%, 10/31/2033	100,000	113,367
6.13%, 8/25/2036	200,000	232,497
6.63%, 6/15/2032	100,000	119,628
8.13%, 7/15/2039	175,000	257,326
Citizens Bank NA/Providence Series MTN, 2.45%, 12/4/2019	100,000	99,769
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	52,058
Comerica, Inc. 2.13%, 5/23/2019	100,000	98,825

Commonwealth Bank of Australia:
1.40%, 9/8/2017 (b)	300,000	300,219
2.50%, 9/20/2018 (b)	475,000	483,475
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.70%, 3/19/2018	250,000	250,441
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	300,000	303,930
4.38%, 8/4/2025	250,000	256,962
4.50%, 1/11/2021 (b)	100,000	110,007
4.63%, 12/1/2023	200,000	209,736
Series MTN, 5.25%, 5/24/2041	250,000	295,710
Cooperative Rabobank UA 3.88%, 2/8/2022	208,000	222,810
Corpbanca SA 3.13%, 1/15/2018	200,000	200,760
Credit Suisse AG:
Series GMTN, 2.30%, 5/28/2019	250,000	252,162
Series MTN, 3.63%, 9/9/2024	350,000	352,301
Series MTN, 4.38%, 8/5/2020	210,000	225,151
5.30%, 8/13/2019	150,000	164,670
5.40%, 1/14/2020	142,000	154,068
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020 (d)	250,000	250,189
4.88%, 5/15/2045	755,000	714,015
Deutsche Bank AG:
1.35%, 5/30/2017	200,000	198,537
1.88%, 2/13/2018	50,000	49,443
2.50%, 2/13/2019	50,000	49,978
2.95%, 8/20/2020 (b)	100,000	99,359
3.13%, 1/13/2021	100,000	99,417
Series 1254, 4.10%, 1/13/2026	200,000	195,510
6.00%, 9/1/2017	300,000	315,213
Discover Bank/Greenwood:
3.10%, 6/4/2020	250,000	251,846
4.20%, 8/8/2023	125,000	129,117
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	152,206
4.30%, 1/16/2024 (b)	100,000	104,783
8.25%, 3/1/2038	50,000	71,828
Fifth Third Bank Series MTN, 2.15%, 8/20/2018	350,000	352,448
Goldman Sachs Capital I 6.35%, 2/15/2034	205,000	236,256
Goldman Sachs Group, Inc.:
Series GLOB, 2.38%, 1/22/2018	50,000	50,492
2.55%, 10/23/2019	200,000	202,208
2.60%, 4/23/2020	406,000	409,572
2.63%, 1/31/2019	200,000	203,168
2.75%, 9/15/2020	50,000	50,708
2.88%, 2/25/2021 (b)	150,000	152,558
2.90%, 7/19/2018	345,000	352,344
3.50%, 1/23/2025	250,000	251,214
3.63%, 1/22/2023	505,000	520,080
3.75%, 5/22/2025	100,000	102,558
3.75%, 2/25/2026	85,000	86,980
4.75%, 10/21/2045	50,000	52,347
Series MTN, 4.80%, 7/8/2044	400,000	418,234
5.15%, 5/22/2045	55,000	55,578

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.25%, 7/27/2021	$43,000	$48,339
5.75%, 1/24/2022	100,000	115,218
5.95%, 1/15/2027	395,000	445,880
6.13%, 2/15/2033	340,000	408,857
6.15%, 4/1/2018	549,000	593,019
6.75%, 10/1/2037	350,000	414,150
HSBC Holdings PLC:
3.40%, 3/8/2021	200,000	204,316
4.00%, 3/30/2022	500,000	521,477
4.30%, 3/8/2026 (b)	200,000	206,467
5.10%, 4/5/2021	85,000	93,634
5.25%, 3/14/2044	100,000	99,127
6.10%, 1/14/2042	35,000	43,429
6.50%, 5/2/2036	150,000	173,911
6.50%, 9/15/2037	150,000	174,814
6.80%, 6/1/2038	100,000	120,748
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	149,700
2.00%, 8/7/2018	300,000	300,420
2.25%, 6/23/2019 (b)	120,000	119,755
2.35%, 3/5/2020	150,000	148,569
Huntington Bancshares, Inc. 3.15%, 3/14/2021	250,000	254,221
Huntington National Bank 1.38%, 4/24/2017	200,000	199,824
Industrial & Commercial Bank of China, Ltd. Series MTN, 2.16%, 11/13/2018	250,000	250,898
International Finance Corp. 1.75%, 9/16/2019	600,000	611,837
Intesa Sanpaolo SpA 3.88%, 1/16/2018	200,000	204,648
JPMorgan Chase & Co.:
1.85%, 3/22/2019	200,000	200,812
2.20%, 10/22/2019	150,000	151,202
2.25%, 1/23/2020	200,000	201,378
2.35%, 1/28/2019	150,000	152,820
2.55%, 10/29/2020	105,000	106,263
2.55%, 3/1/2021	100,000	100,923
3.13%, 1/23/2025 (b)	250,000	249,821
3.25%, 9/23/2022	373,000	382,724
3.30%, 4/1/2026	200,000	202,437
3.88%, 2/1/2024	500,000	530,900
3.88%, 9/10/2024	505,000	515,615
4.13%, 12/15/2026	161,000	166,506
4.25%, 10/15/2020	775,000	837,796
4.25%, 10/1/2027	335,000	346,286
4.35%, 8/15/2021	50,000	54,341
4.50%, 1/24/2022	200,000	219,165
4.85%, 2/1/2044	100,000	113,094
4.95%, 3/25/2020	34,000	37,469
4.95%, 6/1/2045	325,000	342,600
5.63%, 8/16/2043	300,000	339,453
6.00%, 1/15/2018	500,000	537,356
6.13%, 6/27/2017	14,000	14,785
6.30%, 4/23/2019	100,000	112,814
6.40%, 5/15/2038	505,000	667,521
JPMorgan Chase Bank NA 6.00%, 10/1/2017	205,000	217,723

KeyBank NA 1.65%, 2/1/2018	450,000	449,040
KeyCorp. Series MTN, 2.30%, 12/13/2018	200,000	200,310
KFW:
0.88%, 12/15/2017	200,000	199,963
1.88%, 4/1/2019	250,000	255,649
2.00%, 5/2/2025	1,000,000	1,001,250
2.13%, 1/17/2023	200,000	204,753
2.63%, 1/25/2022	300,000	316,537
4.50%, 7/16/2018	215,000	232,001
Landwirtschaftliche Rentenbank 1.00%, 4/4/2018	350,000	350,408
Lloyds Bank PLC:
1.75%, 5/14/2018	200,000	199,633
2.05%, 1/22/2019	200,000	199,913
3.50%, 5/14/2025	200,000	206,084
Lloyds Banking Group PLC 5.30%, 12/1/2045 (d)	200,000	195,306
Manufacturers & Traders Trust Co. 2.25%, 7/25/2019	300,000	302,189
Morgan Stanley:
1.88%, 1/5/2018	150,000	150,301
Series MTN, 2.20%, 12/7/2018	100,000	100,549
Series GMTN, 2.38%, 7/23/2019	427,000	430,518
2.65%, 1/27/2020	150,000	152,145
2.80%, 6/16/2020	130,000	132,449
Series GMTN, 3.70%, 10/23/2024	250,000	256,762
3.75%, 2/25/2023	100,000	103,920
Series F, 3.88%, 4/29/2024	100,000	104,306
Series GMTN, 3.88%, 1/27/2026	135,000	140,266
3.95%, 4/23/2027	600,000	595,527
Series MTN, 4.10%, 5/22/2023	250,000	255,680
4.30%, 1/27/2045	75,000	75,242
4.88%, 11/1/2022	123,000	132,437
Series GMTN, 5.50%, 7/28/2021	50,000	56,880
Series MTN, 5.63%, 9/23/2019	150,000	166,654
5.75%, 1/25/2021	600,000	685,695
Series MTN, 5.95%, 12/28/2017	200,000	213,847
6.38%, 7/24/2042	150,000	194,215
Series GMTN, 6.63%, 4/1/2018	440,000	480,081
7.25%, 4/1/2032	148,000	199,996
Series GMTN, 7.30%, 5/13/2019	100,000	115,227
National Australia Bank, Ltd. Series GMTN, 2.63%, 1/14/2021	250,000	254,148
National Bank of Canada 2.10%, 12/14/2018	250,000	251,385
Northern Trust Corp. 2.38%, 8/2/2022	147,000	146,723
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	216,000	216,362
PNC Bank NA:
1.80%, 11/5/2018	200,000	200,940
1.85%, 7/20/2018	100,000	100,655
2.40%, 10/18/2019	100,000	101,818
2.45%, 11/5/2020	450,000	456,030
2.70%, 11/1/2022	150,000	149,040
2.95%, 2/23/2025	100,000	100,510
3.30%, 10/30/2024	200,000	206,994

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

PNC Funding Corp.:
4.38%, 8/11/2020	$30,000	$32,755
5.13%, 2/8/2020	150,000	166,371
Regions Financial Corp.:
2.00%, 5/15/2018	225,000	223,661
3.20%, 2/8/2021	50,000	50,204
Royal Bank of Canada:
Series CB8, 1.20%, 9/19/2017	262,000	261,982
Series GMTN, 1.25%, 6/16/2017	200,000	199,788
Series GMTN, 1.40%, 10/13/2017	18,000	17,990
Series GMTN, 1.80%, 7/30/2018 (b)	50,000	50,161
1.88%, 2/5/2020	58,000	58,258
2.00%, 10/1/2018	138,000	139,834
2.00%, 12/10/2018	250,000	251,710
Series GMTN, 2.15%, 3/6/2020	200,000	201,075
2.20%, 9/23/2019 (b)	100,000	101,695
Series MTN, 2.35%, 10/30/2020 (b)	525,000	530,540
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	200,000	200,662
6.40%, 10/21/2019	90,000	101,002
Santander Holdings USA, Inc.:
3.45%, 8/27/2018	150,000	152,386
4.50%, 7/17/2025	100,000	101,980
Santander UK Group Holdings PLC 3.13%, 1/8/2021	100,000	100,651
Societe Generale SA 2.75%, 10/12/2017	200,000	203,346
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	350,000	353,710
2.93%, 3/9/2021	150,000	153,097
3.78%, 3/9/2026	150,000	155,283
3.95%, 7/19/2023	250,000	268,445
SunTrust Bank 2.75%, 5/1/2023	200,000	195,776
SunTrust Banks, Inc.:
2.90%, 3/3/2021 (b)	50,000	50,845
7.25%, 3/15/2018	60,000	65,299
Svenska Handelsbanken AB:
Series MTN, 2.25%, 6/17/2019	175,000	177,359
2.50%, 1/25/2019 (b)	150,000	153,428
2.88%, 4/4/2017	300,000	304,905
Toronto-Dominion Bank:
Series MTN, 1.40%, 4/30/2018	100,000	99,717
Series MTN, 1.95%, 1/22/2019 (b)	100,000	100,804
2.13%, 7/2/2019	100,000	101,162
Series MTN, 2.13%, 4/7/2021	100,000	99,830
Series MTN, 2.25%, 11/5/2019	100,000	101,364
Series GMTN, 2.50%, 12/14/2020 (b)	150,000	152,962
Series MTN, 2.63%, 9/10/2018	200,000	204,703
UBS AG:
Series GMTN, 1.38%, 8/14/2017	220,000	219,811
Series GMTN, 1.80%, 3/26/2018	200,000	201,020
Series GMTN, 2.38%, 8/14/2019	150,000	151,991
US Bancorp:
Series MTN, 1.95%, 11/15/2018	200,000	202,142

Series MTN, 2.35%, 1/29/2021	150,000	152,181
Series MTN, 2.95%, 7/15/2022	204,000	206,812
Series MTN, 3.70%, 1/30/2024	300,000	324,455
Wachovia Corp.:
5.75%, 6/15/2017	80,000	84,155
Series MTN, 5.75%, 2/1/2018	125,000	134,478
Wells Fargo & Co.:
1.50%, 1/16/2018	50,000	50,187
2.13%, 4/22/2019	300,000	304,271
2.15%, 1/15/2019 (b)	308,000	313,313
Series N, 2.15%, 1/30/2020	623,000	628,100
2.50%, 3/4/2021	150,000	151,829
Series MTN, 2.55%, 12/7/2020	50,000	50,803
Series GMTN, 2.60%, 7/22/2020	172,000	175,830
Series MTN, 3.00%, 2/19/2025 (b)	250,000	251,278
Series M, 3.45%, 2/13/2023	100,000	102,247
Series MTN, 3.50%, 3/8/2022	428,000	453,243
4.13%, 8/15/2023	100,000	106,137
Series GMTN, 4.30%, 7/22/2027	135,000	142,629
4.48%, 1/16/2024	300,000	324,478
Series GMTN, 4.90%, 11/17/2045	135,000	144,704
5.61%, 1/15/2044	558,000	639,732
Wells Fargo Bank NA:
1.65%, 1/22/2018	250,000	251,834
5.85%, 2/1/2037	200,000	243,612
Wells Fargo Capital 5.95%, 12/1/2086	125,000	127,532
Westpac Banking Corp.:
1.50%, 12/1/2017	100,000	100,265
1.95%, 11/23/2018	100,000	100,363
2.00%, 8/14/2017	100,000	100,894
2.25%, 1/17/2019	250,000	252,806
2.60%, 11/23/2020	100,000	101,813
4.88%, 11/19/2019	292,000	319,493

		65,916,735

BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC 6.00%, 11/1/2041	100,000	122,476
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	430,000	435,881
2.65%, 2/1/2021	225,000	231,110
3.30%, 2/1/2023	365,000	379,854
3.65%, 2/1/2026	600,000	630,531
4.70%, 2/1/2036	500,000	541,142
4.90%, 2/1/2046	515,000	577,304
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	100,000	100,366
2.50%, 7/15/2022	202,000	203,087
3.75%, 7/15/2042	100,000	93,782
5.38%, 1/15/2020	635,000	713,870
6.38%, 1/15/2040	250,000	317,573
7.75%, 1/15/2019	350,000	407,993
8.20%, 1/15/2039	100,000	150,299
Beam Suntory, Inc. 1.88%, 5/15/2017	100,000	100,261

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Brown-Forman Corp. 4.50%, 7/15/2045	$40,000	$43,761
Coca-Cola Co.:
1.15%, 4/1/2018	200,000	201,035
3.15%, 11/15/2020 (b)	94,000	100,739
3.20%, 11/1/2023	300,000	321,192
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	151,956
Diageo Capital PLC:
2.63%, 4/29/2023	200,000	202,517
3.88%, 4/29/2043	100,000	101,412
5.75%, 10/23/2017	250,000	267,383
Dr Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	155,195
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	52,008
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	100,000	138,217
PepsiCo, Inc.:
1.13%, 7/17/2017	50,000	50,152
1.25%, 4/30/2018 (b)	35,000	35,166
1.85%, 4/30/2020	100,000	101,287
2.75%, 3/5/2022	157,000	164,384
2.75%, 4/30/2025	100,000	102,258
3.10%, 7/17/2022	50,000	53,285
3.50%, 7/17/2025 (b)	601,000	652,728
3.60%, 3/1/2024	100,000	109,356
3.60%, 8/13/2042	320,000	308,867
4.25%, 10/22/2044	75,000	79,983
4.45%, 4/14/2046	50,000	55,643
4.50%, 1/15/2020	100,000	111,176
4.60%, 7/17/2045	35,000	39,542
5.00%, 6/1/2018	60,000	64,971
7.90%, 11/1/2018	100,000	116,466

		8,786,208

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.25%, 5/22/2017	225,000	225,283
2.13%, 5/1/2020 (b)	100,000	100,836
2.20%, 5/22/2019	276,000	281,623
3.13%, 5/1/2025	100,000	101,322
3.63%, 5/22/2024	50,000	52,671
3.88%, 11/15/2021	100,000	108,407
4.10%, 6/15/2021	100,000	108,840
4.40%, 5/1/2045	100,000	101,466
4.50%, 3/15/2020 (b)	50,000	55,017
5.15%, 11/15/2041	599,000	661,033
5.70%, 2/1/2019	100,000	111,412
5.75%, 3/15/2040	55,000	64,034
Biogen, Inc.:
2.90%, 9/15/2020	150,000	154,066
3.63%, 9/15/2022	55,000	57,972
4.05%, 9/15/2025 (b)	55,000	58,776
5.20%, 9/15/2045	65,000	71,983
Celgene Corp.:
2.30%, 8/15/2018 (b)	100,000	101,416
2.88%, 8/15/2020	100,000	102,558
3.25%, 8/15/2022	221,000	227,323

3.63%, 5/15/2024	166,000	171,648
3.88%, 8/15/2025 (b)	125,000	130,783
5.00%, 8/15/2045	205,000	221,113
Gilead Sciences, Inc.:
1.85%, 9/4/2018	40,000	40,535
2.35%, 2/1/2020	242,000	247,567
2.55%, 9/1/2020	100,000	102,925
3.25%, 9/1/2022	40,000	42,065
3.50%, 2/1/2025	50,000	52,717
3.65%, 3/1/2026	100,000	106,249
3.70%, 4/1/2024	200,000	214,138
4.50%, 4/1/2021	200,000	222,009
4.50%, 2/1/2045	40,000	42,248
4.60%, 9/1/2035	45,000	48,619
4.75%, 3/1/2046	50,000	54,797
4.80%, 4/1/2044	100,000	109,556

		4,553,007

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	170,899
4.13%, 3/15/2035	55,000	47,566
6.13%, 1/15/2041	20,000	21,634
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	103,850
Airgas, Inc. 3.05%, 8/1/2020	100,000	102,175
CF Industries, Inc.:
3.45%, 6/1/2023 (b)	25,000	24,023
5.15%, 3/15/2034	215,000	201,808
7.13%, 5/1/2020	200,000	227,299
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	54,127
4.25%, 10/1/2034	200,000	194,009
5.25%, 11/15/2041	250,000	267,824
8.55%, 5/15/2019	330,000	392,710
Eastman Chemical Co.:
2.40%, 6/1/2017	50,000	50,438
2.70%, 1/15/2020	300,000	304,697
3.60%, 8/15/2022	245,000	253,765
4.65%, 10/15/2044	120,000	114,349
Ecolab, Inc.:
4.35%, 12/8/2021	345,000	378,491
5.50%, 12/8/2041	76,000	86,364
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	200,000	200,819
5.75%, 3/15/2019 (b)	250,000	277,796
LYB International Finance B.V. 4.00%, 7/15/2023	250,000	261,675
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	132,936
6.00%, 11/15/2021	200,000	228,987
Methanex Corp. 5.65%, 12/1/2044	100,000	78,213
Monsanto Co.:
1.15%, 6/30/2017	150,000	149,282
2.20%, 7/15/2022	100,000	96,803
3.95%, 4/15/2045	120,000	103,099
4.20%, 7/15/2034	70,000	66,061
4.40%, 7/15/2044	100,000	92,526
Mosaic Co. 4.25%, 11/15/2023 (b)	75,000	77,965

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	$100,000	$95,541
3.63%, 3/15/2024 (b)	152,000	152,419
5.88%, 12/1/2036	50,000	56,921
PPG Industries, Inc. 5.50%, 11/15/2040	100,000	113,814
Praxair, Inc.:
1.05%, 11/7/2017	50,000	49,867
3.00%, 9/1/2021	250,000	262,024
3.20%, 1/30/2026	100,000	105,372
RPM International, Inc. 3.45%, 11/15/2022	100,000	97,925
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	81,712
Valspar Corp. 3.30%, 2/1/2025	100,000	97,863

		5,875,648

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	100,000	102,534
3.38%, 9/15/2025	50,000	53,647
Block Financial LLC 5.50%, 11/1/2022	100,000	107,707
Board of Trustees of The Leland Stanford Junior University:
3.46%, 5/1/2047	50,000	49,527
4.75%, 5/1/2019	110,000	121,553
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	270,400
Cornell University 5.45%, 2/1/2019	200,000	222,919
George Washington University Series 2014, 4.30%, 9/15/2044	50,000	52,012
Massachusetts Institute of Technology 5.60%, 7/1/2111	69,000	90,101
MasterCard, Inc. 3.38%, 4/1/2024	100,000	106,429
Moody’s Corp.:
2.75%, 7/15/2019	176,000	180,267
4.50%, 9/1/2022	115,000	125,616
4.88%, 2/15/2024	100,000	109,944
Northwestern University 3.87%, 12/1/2048	50,000	52,407
President and Fellows of Harvard College 6.30%, 10/1/2037	52,000	52,000
Total System Services, Inc. 2.38%, 6/1/2018	140,000	139,226
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	111,822
Western Union Co.:
2.88%, 12/10/2017	100,000	101,049
6.20%, 11/17/2036 (b)	105,000	105,476

		2,154,636

CONSTRUCTION MATERIALS — 0.0% (a)
CRH America, Inc. 5.75%, 1/15/2021	175,000	197,501
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	30,555
Owens Corning 4.20%, 12/15/2022	159,000	163,004

		391,060

DISTRIBUTION & WHOLESALE — 0.0% (a)
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	98,355
WW Grainger, Inc. 4.60%, 6/15/2045	20,000	22,404

		120,759

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	48,507
Air Lease Corp.:
2.13%, 1/15/2018	300,000	296,287
3.38%, 1/15/2019 (b)	50,000	50,204
3.75%, 2/1/2022	225,000	224,351
3.88%, 4/1/2021	75,000	75,900
American Express Co.:
1.55%, 5/22/2018	450,000	448,223
2.65%, 12/2/2022	119,000	118,443
7.00%, 3/19/2018	100,000	109,720
8.13%, 5/20/2019	75,000	88,428
American Express Credit Corp.:
Series MTN, 1.80%, 7/31/2018	50,000	50,199
2.13%, 7/27/2018	75,000	75,862
Series GMTN, 2.25%, 8/15/2019	100,000	101,119
Series F, 2.60%, 9/14/2020	50,000	50,919
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (b)	150,000	155,178
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	125,815
Bear Stearns Cos. LLC 7.25%, 2/1/2018	100,000	109,709
BlackRock, Inc. 3.50%, 3/18/2024 (b)	225,000	235,615
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	119,013
Charles Schwab Corp.:
1.50%, 3/10/2018	50,000	50,102
3.00%, 3/10/2025	100,000	100,504
3.45%, 2/13/2026	35,000	36,355
4.45%, 7/22/2020	24,000	26,304
CME Group, Inc. 3.00%, 3/15/2025	203,000	205,273
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	321,443
Discover Financial Services 5.20%, 4/27/2022	100,000	106,371
Franklin Resources, Inc. 2.85%, 3/30/2025 (b)	100,000	98,561
GE Capital International Funding Co.:
2.34%, 11/15/2020 (d)	1,300,000	1,330,696
4.42%, 11/15/2035 (d)	910,000	985,915
General Electric Co.:
Series MTN, 2.30%, 4/27/2017	100,000	101,503
Series GMTN, 3.10%, 1/9/2023	100,000	105,736
Series GMTN, 4.63%, 1/7/2021	100,000	112,813
5.30%, 2/11/2021	136,000	157,666
Series GMTN, 5.63%, 9/15/2017	100,000	106,835
Series MTN, 5.88%, 1/14/2038	101,000	132,033
Series GMTN, 6.15%, 8/7/2037	80,000	107,889
Series A, 6.75%, 3/15/2032	84,000	115,528
Series GMTN, 6.88%, 1/10/2039	86,000	124,541

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HSBC Finance Corp. 6.68%, 1/15/2021	$200,000	$229,127
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	101,335
Invesco Finance PLC 3.75%, 1/15/2026	150,000	155,156
Jefferies Group LLC:
5.13%, 4/13/2018	275,000	283,757
6.25%, 1/15/2036	80,000	76,835
6.45%, 6/8/2027	20,000	20,916
Lazard Group LLC:
3.75%, 2/13/2025	100,000	90,905
4.25%, 11/14/2020	18,000	18,760
Legg Mason, Inc.:
3.95%, 7/15/2024	200,000	195,371
4.75%, 3/15/2026	50,000	50,938
Nasdaq, Inc. 5.55%, 1/15/2020	200,000	218,450
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	200,000	199,362
2.30%, 11/1/2020	50,000	50,563
2.70%, 2/15/2023	50,000	50,798
2.85%, 1/27/2025	51,000	51,762
Series C, 8.00%, 3/1/2032	210,000	302,246
Nomura Holdings, Inc.:
Series GMTN, 2.75%, 3/19/2019	150,000	152,073
6.70%, 3/4/2020	121,000	139,361
NYSE Holdings LLC 2.00%, 10/5/2017	214,000	215,726
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	202,784
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	111,874
Synchrony Financial:
2.60%, 1/15/2019	100,000	100,216
2.70%, 2/3/2020	10,000	9,925
3.75%, 8/15/2021	200,000	206,138
4.50%, 7/23/2025	100,000	102,742
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	102,010
Visa, Inc.:
1.20%, 12/14/2017	55,000	55,289
2.20%, 12/14/2020	157,000	160,846
2.80%, 12/14/2022	150,000	156,223
3.15%, 12/14/2025	250,000	260,945
4.15%, 12/14/2035	60,000	64,370
4.30%, 12/14/2045	430,000	470,112

		11,416,475

ELECTRIC — 1.7%
Alabama Power Co. 4.30%, 1/2/2046	50,000	52,927
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	106,951
Appalachian Power Co.:
6.38%, 4/1/2036 (b)	70,000	82,969
7.00%, 4/1/2038	26,000	33,467
Arizona Public Service Co.:
3.15%, 5/15/2025 (b)	50,000	51,829
5.50%, 9/1/2035	100,000	119,662

Baltimore Gas & Electric Co. 2.80%, 8/15/2022	200,000	204,451
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023	150,000	159,598
5.75%, 4/1/2018	200,000	215,007
6.13%, 4/1/2036	155,000	192,451
Black Hills Corp. 4.25%, 11/30/2023	100,000	106,311
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	98,792
4.50%, 4/1/2044	225,000	247,242
Cleco Power LLC 6.00%, 12/1/2040	100,000	112,390
Cleveland Electric Illuminating Co. Series D, 7.88%, 11/1/2017	100,000	108,971
Commonwealth Edison Co.:
4.35%, 11/15/2045	200,000	211,611
5.90%, 3/15/2036	100,000	124,995
Connecticut Light & Power Co.:
2.50%, 1/15/2023	150,000	149,681
6.35%, 6/1/2036	75,000	99,606
Consolidated Edison Co. of New York, Inc.:
Series 12-A, 4.20%, 3/15/2042	100,000	104,199
4.45%, 6/15/2020	100,000	109,718
4.45%, 3/15/2044	300,000	324,462
Series 09-C, 5.50%, 12/1/2039	125,000	150,059
Consumers Energy Co.:
3.95%, 5/15/2043 (b)	100,000	103,174
4.35%, 8/31/2064	204,000	209,852
5.65%, 9/15/2018	100,000	109,743
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	105,426
Dominion Resources, Inc.:
Series A, 1.40%, 9/15/2017	50,000	49,793
2.50%, 12/1/2019	132,000	133,058
3.63%, 12/1/2024	100,000	100,657
3.90%, 10/1/2025	125,000	128,091
4.10%, 4/1/2021 (c)	80,000	81,073
Series C, 4.90%, 8/1/2041	350,000	354,510
6.40%, 6/15/2018	250,000	273,107
DTE Electric Co.:
2.65%, 6/15/2022	100,000	101,285
3.65%, 3/15/2024	50,000	53,523
DTE Energy Co.:
2.40%, 12/1/2019	50,000	50,540
6.38%, 4/15/2033	150,000	186,074
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	148,415
4.00%, 9/30/2042	86,000	88,680
4.25%, 12/15/2041	300,000	320,235
5.30%, 2/15/2040	100,000	123,217
Series C, 7.00%, 11/15/2018	270,000	308,125
Duke Energy Corp.:
3.05%, 8/15/2022	39,000	39,202
3.75%, 4/15/2024	89,000	92,453
4.80%, 12/15/2045	100,000	106,359

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Duke Energy Florida LLC 5.65%, 6/15/2018	$175,000	$190,540
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	121,495
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	52,277
4.20%, 8/15/2045	50,000	53,122
Edison International 3.75%, 9/15/2017	50,000	51,512
El Paso Electric Co. 5.00%, 12/1/2044	50,000	52,647
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	51,844
Entergy Corp. 5.13%, 9/15/2020	150,000	164,018
Entergy Louisiana LLC:
3.25%, 4/1/2028	200,000	204,445
4.95%, 1/15/2045	75,000	77,346
Entergy Texas, Inc. 7.13%, 2/1/2019	50,000	56,895
Eversource Energy 3.35%, 3/15/2026	50,000	50,898
Exelon Generation Co. LLC:
2.95%, 1/15/2020	200,000	201,701
4.00%, 10/1/2020 (b)	400,000	418,189
5.60%, 6/15/2042	100,000	95,245
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	50,000	45,854
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	109,168
4.05%, 6/1/2042	25,000	26,186
4.05%, 10/1/2044	200,000	211,777
5.69%, 3/1/2040	65,000	84,064
Georgia Power Co.:
4.30%, 3/15/2042	375,000	381,477
Series 10-C, 4.75%, 9/1/2040	100,000	106,131
5.40%, 6/1/2040	300,000	339,028
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	130,381
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	155,247
Indiana Michigan Power Co.:
Series J, 3.20%, 3/15/2023	100,000	101,184
Series K, 4.55%, 3/15/2046	30,000	31,091
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	66,207
ITC Holdings Corp. 3.65%, 6/15/2024	25,000	24,419
Kansas City Power & Light Co. 3.65%, 8/15/2025	50,000	52,033
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	105,543
MidAmerican Energy Co.:
3.50%, 10/15/2024	100,000	106,797
4.25%, 5/1/2046	70,000	74,147
4.80%, 9/15/2043	150,000	171,570
Nevada Power Co.:
5.45%, 5/15/2041	60,000	72,059
Series N, 6.65%, 4/1/2036	100,000	130,832
Series R, 6.75%, 7/1/2037	15,000	20,135

NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	15,000	15,080
2.40%, 9/15/2019	150,000	150,167
4.50%, 6/1/2021 (b)	200,000	215,927
NiSource Finance Corp.:
4.80%, 2/15/2044	50,000	53,493
5.45%, 9/15/2020	12,000	13,346
6.40%, 3/15/2018	70,000	75,894
Northern States Power Co.:
4.85%, 8/15/2040	100,000	116,203
6.25%, 6/1/2036	150,000	198,644
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	201,893
Ohio Edison Co. 8.25%, 10/15/2038	25,000	36,980
Ohio Power Co.:
6.05%, 5/1/2018	300,000	324,548
Series G, 6.60%, 2/15/2033	45,000	55,118
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	97,327
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	34,328
6.80%, 9/1/2018	265,000	295,601
7.00%, 5/1/2032	140,000	182,018
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	207,396
3.50%, 6/15/2025 (b)	95,000	99,973
4.25%, 3/15/2046	50,000	53,229
4.50%, 12/15/2041	25,000	26,520
4.75%, 2/15/2044	200,000	223,732
6.05%, 3/1/2034	200,000	254,755
PacifiCorp:
3.60%, 4/1/2024 (b)	200,000	214,194
3.85%, 6/15/2021	200,000	214,276
4.10%, 2/1/2042	50,000	51,926
PECO Energy Co. 4.15%, 10/1/2044	100,000	104,061
PG&E Corp. 2.40%, 3/1/2019	250,000	252,633
PPL Capital Funding, Inc. 3.50%, 12/1/2022	200,000	207,729
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	101,971
4.15%, 10/1/2045	100,000	105,935
5.20%, 7/15/2041	50,000	59,288
Progress Energy, Inc. 7.75%, 3/1/2031	455,000	615,346
PSEG Power LLC 5.13%, 4/15/2020	80,000	87,033
Public Service Co. of Colorado 2.90%, 5/15/2025	200,000	204,543
Public Service Co. of New Mexico 3.85%, 8/1/2025 (b)	50,000	51,611
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	107,948
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	50,000	50,126
Series MTN, 1.90%, 3/15/2021	25,000	25,108
Series MTN, 2.38%, 5/15/2023	150,000	150,389

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.80%, 3/1/2046	$50,000	$51,253
Series MTN, 3.95%, 5/1/2042	25,000	25,901
Series K, 4.05%, 5/1/2045	100,000	105,049
Series MTN, 4.15%, 11/1/2045	100,000	106,307
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	50,060
6.00%, 9/1/2021	100,000	114,425
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	131,830
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	200,000	215,212
Series FFF, 6.13%, 9/15/2037	115,000	153,169
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042 (b)	200,000	202,760
5.45%, 2/1/2041	100,000	116,571
Southern California Edison Co.:
Series 14-B, 1.13%, 5/1/2017	150,000	150,059
3.88%, 6/1/2021	70,000	75,752
5.50%, 3/15/2040	450,000	554,982
Southern Co. 2.75%, 6/15/2020	250,000	251,874
Southern Power Co. 4.15%, 12/1/2025	100,000	100,899
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	100,000	91,698
6.45%, 1/15/2019	100,000	111,674
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	51,777
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	100,247
4.10%, 6/15/2042	75,000	75,233
6.10%, 5/15/2018	100,000	108,587
TransAlta Corp. 1.90%, 6/3/2017	63,000	61,110
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	146,383
Union Electric Co. 6.40%, 6/15/2017	200,000	212,310
Virginia Electric & Power Co.:
2.75%, 3/15/2023 (b)	100,000	100,404
Series A, 3.15%, 1/15/2026 (b)	105,000	108,467
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	103,452
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	158,809
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	259,591
4.30%, 12/15/2045	100,000	110,079
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	133,725
Xcel Energy, Inc.:
2.40%, 3/15/2021 (b)	100,000	100,887
4.70%, 5/15/2020	100,000	109,361

		20,907,631

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	450,000	452,758
4.88%, 10/15/2019	100,000	110,331
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,148

		613,237

ELECTRONICS — 0.1%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	220,577
Amphenol Corp. 1.55%, 9/15/2017	50,000	49,937
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	75,433
Avnet, Inc.:
4.63%, 4/15/2026	25,000	25,121
4.88%, 12/1/2022	125,000	132,412
Corning, Inc.:
1.45%, 11/15/2017	100,000	99,779
4.70%, 3/15/2037	100,000	99,206
Flextronics International, Ltd. 4.75%, 6/15/2025	50,000	48,625
Honeywell International, Inc.:
4.25%, 3/1/2021 (b)	50,000	55,921
5.30%, 3/1/2018	250,000	269,916
Series 30, 5.38%, 3/1/2041	100,000	124,104
Jabil Circuit, Inc. 8.25%, 3/15/2018 (b)	100,000	108,567
Keysight Technologies, Inc. 3.30%, 10/30/2019	150,000	150,662
Koninklijke Philips NV 3.75%, 3/15/2022	200,000	209,157
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	115,000	114,066

		1,783,483

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	219,821
Fluor Corp. 3.38%, 9/15/2021	80,000	83,937

		303,758

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	279,226
5.00%, 3/1/2020 (b)	100,000	110,107
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	157,113
4.10%, 3/1/2045	200,000	198,993

		745,439

FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	51,399
3.80%, 8/2/2042	300,000	277,814
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	250,717
3.20%, 1/25/2023	287,000	288,795
Delhaize Group 5.70%, 10/1/2040	30,000	32,282
General Mills, Inc. 1.40%, 10/20/2017	200,000	200,803
Hershey Co. 2.63%, 5/1/2023 (b)	100,000	101,575
Ingredion, Inc. 4.63%, 11/1/2020	200,000	211,557
JM Smucker Co.:
3.50%, 3/15/2025	100,000	104,428
4.25%, 3/15/2035	300,000	311,107
4.38%, 3/15/2045	25,000	26,158

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Kellogg Co.:
3.13%, 5/17/2022 (b)	$100,000	$102,060
3.25%, 5/21/2018	65,000	67,123
3.25%, 4/1/2026	30,000	30,711
4.50%, 4/1/2046	50,000	51,331
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (d)	55,000	55,143
2.00%, 7/2/2018 (d)	30,000	30,206
2.25%, 6/5/2017	300,000	302,831
2.80%, 7/2/2020 (d)	50,000	51,114
3.50%, 6/6/2022 (b)	263,000	276,782
3.50%, 7/15/2022 (d)	50,000	52,511
3.95%, 7/15/2025 (d)	50,000	53,190
5.00%, 7/15/2035 (d)	20,000	21,926
5.00%, 6/4/2042	225,000	244,738
5.20%, 7/15/2045 (d)	20,000	22,455
6.13%, 8/23/2018	100,000	109,871
Kroger Co.:
5.40%, 7/15/2040	250,000	293,166
6.15%, 1/15/2020	100,000	115,633
6.90%, 4/15/2038	26,000	34,489
8.00%, 9/15/2029	49,000	67,780
McCormick & Co., Inc. 3.25%, 11/15/2025	35,000	36,250
Mondelez International, Inc.:
4.00%, 2/1/2024	116,000	124,516
5.38%, 2/10/2020	150,000	168,070
6.50%, 2/9/2040	180,000	228,900
Sysco Corp.:
1.90%, 4/1/2019	30,000	30,240
2.50%, 7/15/2021	70,000	70,971
2.60%, 10/1/2020	50,000	50,887
2.60%, 6/12/2022	150,000	150,108
3.30%, 7/15/2026	50,000	50,843
3.75%, 10/1/2025	25,000	26,332
4.50%, 4/1/2046	50,000	51,407
4.85%, 10/1/2045	35,000	37,566
Tyson Foods, Inc.:
3.95%, 8/15/2024	120,000	128,039
5.15%, 8/15/2044	200,000	223,597
Unilever Capital Corp.:
0.85%, 8/2/2017	100,000	99,949
4.25%, 2/10/2021	150,000	167,339
5.90%, 11/15/2032	101,000	132,703
Whole Foods Market, Inc. 5.20%, 12/3/2025 (d)	50,000	52,412

		5,669,824

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	350,000	396,914
Domtar Corp. 6.25%, 9/1/2042	100,000	99,225
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	247,212
International Paper Co.:
5.15%, 5/15/2046	150,000	151,358
6.00%, 11/15/2041	20,000	21,465
7.50%, 8/15/2021	250,000	301,880

Plum Creek Timberlands L.P. 3.25%, 3/15/2023	100,000	98,565

		1,316,619

GAS — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044 (b)	130,000	132,499
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	105,850
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	55,777
5.20%, 7/15/2025 (b)	50,000	46,500
ONE Gas, Inc. 2.07%, 2/1/2019	195,000	195,802
Sempra Energy:
2.30%, 4/1/2017	200,000	201,407
2.85%, 11/15/2020	50,000	50,581
2.88%, 10/1/2022 (b)	15,000	14,538
3.75%, 11/15/2025	50,000	51,056
6.00%, 10/15/2039	50,000	56,796

		910,806

HAND & MACHINE TOOLS — 0.0% (a)
Snap-on, Inc. 4.25%, 1/15/2018	100,000	105,037
Stanley Black & Decker, Inc.:
2.45%, 11/17/2018	100,000	101,564
3.40%, 12/1/2021	60,000	63,009

		269,610

HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co.:
1.80%, 12/15/2017	100,000	100,438
2.68%, 12/15/2019	284,000	290,139
3.30%, 3/1/2023	50,000	51,560
3.73%, 12/15/2024	119,000	126,726
4.88%, 5/15/2044	100,000	107,377
5.00%, 11/12/2040	100,000	106,770
Boston Scientific Corp.:
2.65%, 10/1/2018	200,000	203,212
6.00%, 1/15/2020	100,000	112,354
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	102,316
4.20%, 6/15/2020	200,000	219,294
CR Bard, Inc. 1.38%, 1/15/2018	100,000	99,537
Danaher Corp.:
1.65%, 9/15/2018	35,000	35,449
3.35%, 9/15/2025	65,000	69,057
3.90%, 6/23/2021	53,000	57,994
4.38%, 9/15/2045	60,000	66,474
Life Technologies Corp. 6.00%, 3/1/2020	300,000	337,065
Medtronic, Inc.:
1.38%, 4/1/2018	200,000	200,736
2.50%, 3/15/2020	100,000	103,409
3.13%, 3/15/2022	330,000	346,162
3.15%, 3/15/2022	711,000	748,223
3.50%, 3/15/2025	400,000	425,827
4.38%, 3/15/2035	100,000	108,281
4.63%, 3/15/2045	200,000	223,529
St Jude Medical, Inc.:
2.80%, 9/15/2020	50,000	51,020

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.25%, 4/15/2023	$150,000	$151,977
3.88%, 9/15/2025 (b)	40,000	41,866
Stryker Corp.:
1.30%, 4/1/2018	100,000	99,435
2.00%, 3/8/2019	30,000	30,329
2.63%, 3/15/2021	50,000	51,007
3.38%, 11/1/2025	50,000	51,295
3.50%, 3/15/2026	25,000	25,973
4.10%, 4/1/2043	200,000	196,468
4.63%, 3/15/2046	30,000	32,089
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,174
3.65%, 12/15/2025	100,000	102,136
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	150,000	150,327
2.70%, 4/1/2020	150,000	151,667
3.55%, 4/1/2025	70,000	70,770
4.25%, 8/15/2035	45,000	43,894
4.45%, 8/15/2045	125,000	122,185
4.63%, 11/30/2019	100,000	107,882

		5,782,423

HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	101,212
3.95%, 9/1/2020 (b)	150,000	160,290
4.50%, 5/15/2042	141,000	142,928
6.63%, 6/15/2036	149,000	189,327
Anthem, Inc.:
1.88%, 1/15/2018	250,000	250,377
3.30%, 1/15/2023	250,000	251,751
4.63%, 5/15/2042	145,000	143,150
4.65%, 1/15/2043	100,000	99,084
5.88%, 6/15/2017	100,000	105,158
5.95%, 12/15/2034	68,000	76,583
Baylor Scott & White Holdings 4.19%, 11/15/2045	65,000	65,820
Cigna Corp.:
3.25%, 4/15/2025	50,000	49,674
4.00%, 2/15/2022	50,000	52,949
5.38%, 2/15/2042	70,000	77,956
5.88%, 3/15/2041	75,000	87,606
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	53,246
Humana, Inc.:
3.85%, 10/1/2024	175,000	178,933
4.63%, 12/1/2042	180,000	175,013
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	200,000	200,990
2.63%, 2/1/2020	16,000	16,068
4.63%, 11/15/2020	10,000	10,807
Mayo Clinic 4.13%, 11/15/2052	50,000	52,054
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	65,113
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	25,059

Quest Diagnostics, Inc. 2.70%, 4/1/2019 (b)	230,000	233,216
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	100,000	100,797
1.90%, 7/16/2018	230,000	232,904
2.13%, 3/15/2021	100,000	100,694
2.70%, 7/15/2020	60,000	62,201
3.10%, 3/15/2026	100,000	102,291
3.75%, 7/15/2025	100,000	107,856
3.88%, 10/15/2020	100,000	108,069
4.63%, 11/15/2041	280,000	309,447
4.75%, 7/15/2045	201,000	231,045
5.95%, 2/15/2041	20,000	25,998
6.00%, 2/15/2018	200,000	217,567
6.88%, 2/15/2038	256,000	362,132

		4,825,365

HOLDING COMPANIES-DIVERS — 0.0% (a)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	95,111
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	322,000	319,557

		414,668

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
3.70%, 5/1/2025 (b)	100,000	102,688
4.00%, 3/1/2024	60,000	63,186

		165,874

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	100,000	99,150
Series MTN, 4.00%, 8/15/2045	100,000	108,931
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	97,686
Procter & Gamble Co.:
1.85%, 2/2/2021 (b)	50,000	50,726
2.30%, 2/6/2022	239,000	246,180
2.70%, 2/2/2026 (b)	50,000	51,289
4.70%, 2/15/2019	250,000	275,258
5.55%, 3/5/2037	135,000	176,287

		1,105,507

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	50,000	50,059
Clorox Co. 3.50%, 12/15/2024	116,000	120,885
Kimberly-Clark Corp.:
1.40%, 2/15/2019	35,000	35,231
2.15%, 8/15/2020 (b)	50,000	50,971
2.40%, 3/1/2022	100,000	101,789
2.75%, 2/15/2026 (b)	50,000	51,070
5.30%, 3/1/2041	45,000	55,724
6.63%, 8/1/2037	100,000	139,032

		604,761

HOUSEWARES — 0.1%
Newell Rubbermaid, Inc.:
2.60%, 3/29/2019	45,000	45,669
2.88%, 12/1/2019	100,000	100,778
3.15%, 4/1/2021 (b)	50,000	51,363

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.85%, 4/1/2023	$60,000	$62,153
3.90%, 11/1/2025	50,000	50,062
4.20%, 4/1/2026	75,000	78,713
5.38%, 4/1/2036	30,000	32,247
5.50%, 4/1/2046	40,000	43,591
Tupperware Brands Corp.
4.75%, 6/1/2021 (b)	200,000	208,384

		672,960

INSURANCE — 0.8%
AEGON Funding Co. LLC 5.75%, 12/15/2020	8,000	9,202
Aflac, Inc. 3.63%, 11/15/2024	300,000	311,047
Alleghany Corp. 4.90%, 9/15/2044	125,000	120,717
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	110,000
Allstate Corp:
5.95%, 4/1/2036	165,000	208,742
7.45%, 5/16/2019	50,000	58,520
American International Group, Inc.:
3.30%, 3/1/2021	140,000	143,099
3.38%, 8/15/2020 (b)	8,000	8,219
3.75%, 7/10/2025	35,000	35,042
3.90%, 4/1/2026	200,000	201,555
4.38%, 1/15/2055	325,000	281,414
4.50%, 7/16/2044	150,000	141,293
4.70%, 7/10/2035	50,000	49,310
Series MTN, 5.85%, 1/16/2018	100,000	107,035
Aon Corp. 5.00%, 9/30/2020	22,000	24,319
Aon PLC:
2.80%, 3/15/2021	50,000	50,439
3.50%, 6/14/2024	100,000	100,110
4.00%, 11/27/2023	100,000	103,673
4.25%, 12/12/2042	50,000	45,462
4.60%, 6/14/2044	50,000	48,761
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	52,142
Assurant, Inc. 4.00%, 3/15/2023 (b)	100,000	100,578
AXA SA 8.60%, 12/15/2030	100,000	130,000
Berkshire Hathaway Finance Corp.:
1.70%, 3/15/2019	90,000	91,525
2.00%, 8/15/2018	100,000	101,775
4.30%, 5/15/2043	50,000	52,808
5.40%, 5/15/2018 (b)	100,000	108,799
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	55,000	56,159
3.13%, 3/15/2026	180,000	185,501
3.75%, 8/15/2021 (b)	100,000	108,833
Chubb Corp.:
5.75%, 5/15/2018	100,000	108,868
6.00%, 5/11/2037	100,000	128,660
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	100,606
5.80%, 3/15/2018 (b)	400,000	433,116
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	117,388
CNA Financial Corp.:
4.50%, 3/1/2026	50,000	50,453
5.88%, 8/15/2020	8,000	8,916
7.35%, 11/15/2019	100,000	115,134

Fidelity National Financial, Inc. 6.60%, 5/15/2017	120,000	124,405
Hartford Financial Services Group, Inc.:
5.50%, 3/30/2020	10,000	11,091
6.63%, 3/30/2040	100,000	124,021
Horace Mann Educators Corp. 4.50%, 12/1/2025	50,000	51,415
Kemper Corp. 4.35%, 2/15/2025	50,000	50,596
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	47,816
4.00%, 9/1/2023	100,000	101,707
6.30%, 10/9/2037	100,000	112,606
Manulife Financial Corp.:
4.15%, 3/4/2026	50,000	51,251
4.90%, 9/17/2020	18,000	19,593
5.38%, 3/4/2046	50,000	52,254
Markel Corp.:
3.63%, 3/30/2023 (b)	100,000	100,869
5.00%, 4/5/2046	50,000	50,545
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	8,027
3.30%, 3/14/2023	100,000	102,199
3.50%, 6/3/2024	75,000	75,860
3.50%, 3/10/2025	75,000	75,370
3.75%, 3/14/2026	112,000	114,437
MetLife, Inc.:
3.60%, 11/13/2025	100,000	102,125
4.60%, 5/13/2046	100,000	102,788
4.88%, 11/13/2043	150,000	159,820
5.70%, 6/15/2035	155,000	180,709
5.88%, 2/6/2041	250,000	301,935
7.72%, 2/15/2019	150,000	173,517
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	100,000
Principal Financial Group, Inc.:
1.85%, 11/15/2017	150,000	150,146
3.40%, 5/15/2025	50,000	49,480
Progressive Corp. 4.35%, 4/25/2044	200,000	212,433
Prudential Financial, Inc.:
Series MTN, 2.30%, 8/15/2018	177,000	179,093
Series MTN, 4.50%, 11/15/2020	10,000	10,819
Series MTN, 4.50%, 11/16/2021	650,000	706,876
Series MTN, 5.38%, 6/21/2020	12,000	13,370
Series MTN, 5.80%, 11/16/2041	50,000	56,051
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	200,000	215,727
Symetra Financial Corp. 4.25%, 7/15/2024	200,000	203,008
Travelers Cos., Inc.:
3.90%, 11/1/2020 (b)	116,000	125,993
Series MTN, 5.75%, 12/15/2017	250,000	268,310
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	50,991
4.40%, 3/15/2026	250,000	254,881
Unum Group 4.00%, 3/15/2024	100,000	98,764
Voya Financial, Inc. 2.90%, 2/15/2018	100,000	101,297

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Willis Towers Watson PLC 5.75%, 3/15/2021	$100,000	$111,081
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	53,815
4.75%, 8/1/2044	150,000	148,604
XLIT, Ltd.:
4.45%, 3/31/2025	280,000	276,245
5.75%, 10/1/2021	100,000	114,082

		10,005,242

INTERNET — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	300,000	302,921
3.13%, 11/28/2021	100,000	101,942
3.60%, 11/28/2024	117,000	118,237
Amazon.com, Inc.:
1.20%, 11/29/2017	125,000	125,167
3.30%, 12/5/2021	100,000	106,177
4.80%, 12/5/2034	200,000	224,384
4.95%, 12/5/2044	225,000	258,000
Baidu, Inc. 3.50%, 11/28/2022 (b)	200,000	205,117
eBay, Inc.:
1.35%, 7/15/2017	100,000	99,735
2.20%, 8/1/2019 (b)	50,000	50,210
2.50%, 3/9/2018	25,000	25,395
3.80%, 3/9/2022	50,000	51,383
4.00%, 7/15/2042	200,000	158,306
Expedia, Inc. 4.50%, 8/15/2024	200,000	198,833
Google, Inc. 3.63%, 5/19/2021 (b)	100,000	109,904
Symantec Corp.:
2.75%, 6/15/2017	13,000	13,037
4.20%, 9/15/2020	51,000	52,446

		2,201,194

INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp. 3.88%, 1/15/2020 (b)	44,000	44,451
FS Investment Corp. 4.75%, 5/15/2022 (b)	100,000	98,913

		143,364

IRON/STEEL — 0.1%
Nucor Corp. 5.75%, 12/1/2017	250,000	265,122
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	400,000	340,500
5.63%, 9/15/2019 (b)	250,000	242,500
6.88%, 11/21/2036	180,000	141,525
6.88%, 11/10/2039	165,000	128,081
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	20,025

		1,137,753

IT SERVICES — 0.6%
Apple, Inc.:
1.00%, 5/3/2018	150,000	150,098
1.05%, 5/5/2017 (b)	200,000	200,569
1.30%, 2/23/2018	25,000	25,174
1.70%, 2/22/2019	35,000	35,480
2.00%, 5/6/2020 (b)	200,000	203,503
2.10%, 5/6/2019 (b)	221,000	226,446
2.25%, 2/23/2021	100,000	101,754

2.40%, 5/3/2023	175,000	175,749
2.50%, 2/9/2025	150,000	149,006
2.70%, 5/13/2022	115,000	118,426
2.85%, 5/6/2021	300,000	313,677
2.85%, 2/23/2023	100,000	103,598
3.20%, 5/13/2025	100,000	104,725
3.25%, 2/23/2026	305,000	318,528
3.45%, 5/6/2024	250,000	266,477
3.45%, 2/9/2045	100,000	90,471
3.85%, 5/4/2043	225,000	217,989
4.38%, 5/13/2045	65,000	68,246
4.50%, 2/23/2036	100,000	107,964
4.65%, 2/23/2046	220,000	240,151
EMC Corp.:
1.88%, 6/1/2018	225,000	219,548
3.38%, 6/1/2023 (b)	100,000	85,494
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018 (d)	150,000	152,338
3.60%, 10/15/2020 (d)	100,000	103,640
4.90%, 10/15/2025 (d)	350,000	359,099
6.20%, 10/15/2035 (d)	115,000	112,953
6.35%, 10/15/2045 (d)	100,000	98,294
HP Enterprise Services LLC 7.45%, 10/15/2029	90,000	102,572
HP, Inc.:
4.05%, 9/15/2022 (b)	122,000	124,381
4.30%, 6/1/2021	100,000	103,475
4.65%, 12/9/2021	203,000	213,686
International Business Machines Corp.:
1.13%, 2/6/2018	150,000	150,018
1.80%, 5/17/2019	100,000	100,862
1.95%, 2/12/2019 (b)	250,000	254,442
2.25%, 2/19/2021 (b)	100,000	101,920
3.45%, 2/19/2026	150,000	157,385
3.63%, 2/12/2024	175,000	188,015
4.00%, 6/20/2042 (b)	100,000	101,792
5.70%, 9/14/2017	210,000	224,078
5.88%, 11/29/2032	170,000	214,447
7.00%, 10/30/2025 (b)	100,000	133,346
NetApp, Inc.:
2.00%, 12/15/2017	100,000	99,519
3.38%, 6/15/2021	50,000	50,156
Seagate HDD Cayman:
3.75%, 11/15/2018 (b)	200,000	199,000
5.75%, 12/1/2034	125,000	88,750

		6,957,241

LEISURE TIME — 0.0% (a)
Carnival Corp. 3.95%, 10/15/2020	67,000	70,975
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	52,240
4.63%, 7/28/2045	50,000	53,010

		176,225

LODGING — 0.0% (a)
Hyatt Hotels Corp. 4.85%, 3/15/2026 (b)	25,000	25,953
Marriott International, Inc. 3.38%, 10/15/2020	125,000	129,646

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	$78,000	$78,191

		233,790

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series GMTN, 1.50%, 2/23/2018	50,000	50,319
Series GMTN, 1.70%, 6/16/2018	100,000	100,936
Series MTN, 2.00%, 3/5/2020 (b)	210,000	211,768
Series MTN, 2.50%, 11/13/2020	250,000	256,855
Series MTN, 3.30%, 6/9/2024 (b)	100,000	103,827
Series MTN, 7.15%, 2/15/2019	180,000	207,296
Caterpillar, Inc.:
1.50%, 6/26/2017	50,000	50,313
2.60%, 6/26/2022 (b)	140,000	141,889
3.80%, 8/15/2042	100,000	96,803
6.05%, 8/15/2036	165,000	210,737

		1,430,743

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043 (b)	100,000	108,124
Deere & Co.:
2.60%, 6/8/2022	301,000	306,203
3.90%, 6/9/2042	150,000	149,259
5.38%, 10/16/2029	75,000	91,113
Flowserve Corp. 4.00%, 11/15/2023	43,000	42,959
John Deere Capital Corp.:
Series MTN, 1.35%, 1/16/2018	100,000	100,285
Series MTN, 1.60%, 7/13/2018	100,000	100,608
Series MTN, 1.95%, 12/13/2018 (b)	233,000	236,579
Series MTN, 2.05%, 3/10/2020 (b)	122,000	122,891
Series MTN, 2.38%, 7/14/2020	150,000	152,812
Series MTN, 2.80%, 3/4/2021	150,000	155,408
Series MTN, 2.80%, 3/6/2023	50,000	50,947
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	101,469
Roper Technologies, Inc.:
2.05%, 10/1/2018	100,000	99,907
3.00%, 12/15/2020	50,000	50,916
3.85%, 12/15/2025	25,000	25,833

		1,895,313

MEDIA — 1.0%
21st Century Fox America, Inc.:
3.70%, 9/15/2024 (b)	112,000	117,967
3.70%, 10/15/2025 (b)	20,000	20,907
4.50%, 2/15/2021	150,000	164,711
4.75%, 9/15/2044	100,000	102,502
4.95%, 10/15/2045 (b)	46,000	48,870
6.15%, 3/1/2037	515,000	609,137
6.40%, 12/15/2035	150,000	183,397
6.65%, 11/15/2037	100,000	123,013
8.88%, 4/26/2023	44,000	59,241
CBS Corp.:
1.95%, 7/1/2017	100,000	100,198
2.30%, 8/15/2019	100,000	100,583

4.85%, 7/1/2042	105,000	99,616
7.88%, 7/30/2030	254,000	339,483
CCO Safari II LLC:
3.58%, 7/23/2020 (d)	55,000	56,020
4.46%, 7/23/2022 (d)	100,000	104,292
4.91%, 7/23/2025 (d)	177,000	187,127
6.38%, 10/23/2035 (d)	70,000	76,984
6.48%, 10/23/2045 (d)	635,000	707,192
6.83%, 10/23/2055 (d)	50,000	54,013
Comcast Corp.:
2.75%, 3/1/2023 (b)	250,000	258,030
3.15%, 3/1/2026	250,000	260,078
3.38%, 8/15/2025	45,000	47,876
4.20%, 8/15/2034	83,000	87,606
4.25%, 1/15/2033	100,000	105,669
4.40%, 8/15/2035	38,000	41,156
4.50%, 1/15/2043	150,000	163,029
4.60%, 8/15/2045	193,000	214,838
4.65%, 7/15/2042	200,000	222,055
5.15%, 3/1/2020	250,000	282,981
5.88%, 2/15/2018	90,000	97,698
6.40%, 5/15/2038	310,000	410,847
6.95%, 8/15/2037	200,000	278,479
Discovery Communications LLC:
4.38%, 6/15/2021	128,000	133,239
5.05%, 6/1/2020	150,000	160,092
6.35%, 6/1/2040	200,000	205,998
Grupo Televisa SAB 6.00%, 5/15/2018 (b)	200,000	216,310
McGraw-Hill Financial, Inc.:
3.30%, 8/14/2020	50,000	51,396
4.00%, 6/15/2025	125,000	129,925
4.40%, 2/15/2026	30,000	32,104
NBCUniversal Media LLC:
4.38%, 4/1/2021	350,000	390,479
5.15%, 4/30/2020	335,000	379,848
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	99,962
3.90%, 11/15/2024	50,000	48,979
Thomson Reuters Corp.:
4.70%, 10/15/2019	100,000	107,879
5.85%, 4/15/2040	115,000	125,019
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	104,721
5.00%, 2/1/2020	100,000	108,292
5.50%, 9/1/2041	250,000	249,647
5.85%, 5/1/2017	315,000	327,967
6.55%, 5/1/2037	350,000	385,751
6.75%, 7/1/2018	200,000	219,220
Time Warner, Inc.:
3.55%, 6/1/2024	100,000	102,191
3.88%, 1/15/2026 (b)	100,000	104,800
4.00%, 1/15/2022 (b)	233,000	249,681
4.85%, 7/15/2045	50,000	50,934
4.88%, 3/15/2020	750,000	821,811
4.90%, 6/15/2042	100,000	99,845
7.70%, 5/1/2032	190,000	240,363
Viacom, Inc.:
3.13%, 6/15/2022 (b)	50,000	47,333

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 4/1/2017	$100,000	$101,589
3.88%, 12/15/2021	359,000	367,632
4.38%, 3/15/2043	45,000	35,237
6.13%, 10/5/2017	6,000	6,372
Walt Disney Co.:
Series GMTN, 1.85%, 5/30/2019	200,000	203,925
2.75%, 8/16/2021	100,000	105,019
Series MTN, 3.75%, 6/1/2021	100,000	109,026
4.38%, 8/16/2041	300,000	332,600

		12,180,781

METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
1.25%, 1/15/2018	200,000	199,864
2.50%, 1/15/2023	100,000	100,156
Timken Co. 3.88%, 9/1/2024	70,000	69,210

		369,230

MINING — 0.2%
Barrick Gold Corp. 4.10%, 5/1/2023	32,000	31,260
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	203,625
5.70%, 5/30/2041	100,000	86,711
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018 (b)	200,000	200,299
2.88%, 2/24/2022	150,000	148,935
3.85%, 9/30/2023 (b)	200,000	206,126
6.50%, 4/1/2019	100,000	112,060
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	181,095
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	300,000	297,497
4.88%, 3/15/2042	135,000	115,770
6.25%, 10/1/2039	100,000	99,877
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	22,000	21,861
3.50%, 3/22/2022	195,000	193,886
4.13%, 8/21/2042	128,000	114,437
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020 (b)	22,000	22,699
3.75%, 9/20/2021	100,000	103,465
6.50%, 7/15/2018	100,000	109,101
9.00%, 5/1/2019	350,000	415,767
Southern Copper Corp.:
3.88%, 4/23/2025 (b)	120,000	114,900
5.25%, 11/8/2042	220,000	181,225

		2,960,596

MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
Series MTN, 1.38%, 8/7/2018 (b)	50,000	50,413
Series MTN, 2.00%, 8/7/2020	50,000	51,034
Series MTN, 3.00%, 8/7/2025	50,000	53,171
Series MTN, 3.88%, 6/15/2044	100,000	103,936
Carlisle Cos., Inc. 3.75%, 11/15/2022	100,000	103,108
Crane Co. 4.45%, 12/15/2023	50,000	52,211
Dover Corp. 4.30%, 3/1/2021	100,000	109,560
Eaton Corp.:
4.00%, 11/2/2032	340,000	344,527
4.15%, 11/2/2042	115,000	114,444

Eaton Electric Holdings LLC 3.88%, 12/15/2020	50,000	53,040
General Electric Co.:
2.70%, 10/9/2022	361,000	376,223
4.13%, 10/9/2042	6,000	6,314
4.50%, 3/11/2044	700,000	778,723
5.25%, 12/6/2017	601,000	644,098
Hexcel Corp. 4.70%, 8/15/2025	25,000	25,029
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	120,000	120,777
4.88%, 9/15/2041	100,000	114,591
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	200,000	221,154
Parker-Hannifin Corp. Series MTN, 4.20%, 11/21/2034	70,000	73,831
Pentair Finance SA:
2.65%, 12/1/2019	100,000	97,717
4.65%, 9/15/2025	175,000	179,835
Textron, Inc. 3.88%, 3/1/2025	55,000	55,815
Tyco Electronics Group SA:
3.70%, 2/15/2026	100,000	103,825
4.88%, 1/15/2021	100,000	109,437
Tyco International Finance SA 5.13%, 9/14/2045	200,000	213,365

		4,156,178

MULTI-NATIONAL — 0.5%
African Development Bank Series GDIF, 0.88%, 5/15/2017	213,000	213,200
Council of Europe Development Bank 1.13%, 5/31/2018	150,000	150,347
European Bank for Reconstruction & Development 1.63%, 11/15/2018	200,000	203,242
European Investment Bank:
0.88%, 4/18/2017	650,000	650,629
1.00%, 6/15/2018	400,000	399,861
Series MTN, 1.25%, 5/15/2019	700,000	702,040
1.75%, 6/17/2019	900,000	916,217
1.88%, 3/15/2019	300,000	306,415
2.50%, 4/15/2021	450,000	471,359
2.50%, 10/15/2024	800,000	835,386
Inter-American Development Bank 1.25%, 10/15/2019	400,000	400,352
International Bank for Reconstruction & Development:
2.13%, 11/1/2020	200,000	206,445
Series GDIF, 2.50%, 11/25/2024	300,000	313,183
Series GMTN, 4.75%, 2/15/2035	600,000	772,569

		6,541,245

OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	72,000	75,420
Series MTN, 5.60%, 3/15/2018	200,000	212,002
Xerox Corp. 6.35%, 5/15/2018 (b)	300,000	317,250

		604,672

OIL & GAS — 1.7%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	211,432

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Anadarko Petroleum Corp.:
4.85%, 3/15/2021	$50,000	$50,963
5.55%, 3/15/2026	50,000	50,736
6.38%, 9/15/2017	50,000	52,250
6.45%, 9/15/2036	100,000	99,657
6.60%, 3/15/2046 (b)	35,000	36,016
Apache Corp.:
4.75%, 4/15/2043	350,000	315,081
5.10%, 9/1/2040	170,000	154,346
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	99,353
1.67%, 2/13/2018	50,000	50,032
2.24%, 5/10/2019	400,000	403,858
2.24%, 9/26/2018	100,000	101,218
2.32%, 2/13/2020	100,000	100,582
2.75%, 5/10/2023	200,000	196,389
3.25%, 5/6/2022	142,000	145,061
3.51%, 3/17/2025 (b)	150,000	152,566
3.56%, 11/1/2021	100,000	104,926
4.74%, 3/11/2021	200,000	221,153
British Transco Finance, Inc. 6.63%, 6/1/2018	200,000	220,687
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	95,891
6.50%, 2/15/2037	250,000	227,967
Chevron Corp.:
1.10%, 12/5/2017	100,000	99,943
1.34%, 11/9/2017	100,000	100,326
1.37%, 3/2/2018	112,000	112,162
1.72%, 6/24/2018	100,000	100,801
1.79%, 11/16/2018 (b)	100,000	100,902
1.96%, 3/3/2020	118,000	118,890
2.41%, 3/3/2022	50,000	50,549
2.42%, 11/17/2020	100,000	102,438
2.43%, 6/24/2020	261,000	267,437
3.19%, 6/24/2023 (b)	87,000	89,511
3.33%, 11/17/2025 (b)	150,000	154,791
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023 (b)	250,000	241,824
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	250,000	233,657
CNOOC Nexen Finance 2014 ULC:
1.63%, 4/30/2017	100,000	99,936
4.25%, 4/30/2024	200,000	207,137
ConocoPhillips 6.00%, 1/15/2020	18,000	19,949
ConocoPhillips Co.:
2.20%, 5/15/2020 (b)	85,000	83,004
3.35%, 11/15/2024 (b)	200,000	190,396
3.35%, 5/15/2025 (b)	155,000	148,343
4.15%, 11/15/2034	100,000	87,456
5.75%, 2/1/2019	346,000	374,924
5.90%, 10/15/2032	250,000	257,738
ConocoPhillips Holding Co. 6.95%, 4/15/2029	95,000	105,968
Devon Energy Corp.:
6.30%, 1/15/2019 (b)	350,000	350,000
7.95%, 4/15/2032	200,000	197,144
Devon Financing Co. LLC 7.88%, 9/30/2031	50,000	49,520

Ecopetrol SA:
4.13%, 1/16/2025	270,000	228,825
5.88%, 9/18/2023 (b)	100,000	98,250
7.63%, 7/23/2019 (b)	375,000	411,563
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	90,487
4.10%, 2/1/2021	100,000	105,571
4.15%, 1/15/2026 (b)	50,000	51,859
5.10%, 1/15/2036	50,000	52,126
5.63%, 6/1/2019	129,000	140,719
EQT Corp. 8.13%, 6/1/2019	100,000	107,000
Exxon Mobil Corp.:
1.71%, 3/1/2019	100,000	101,263
1.82%, 3/15/2019	100,000	101,414
1.91%, 3/6/2020	300,000	302,841
2.22%, 3/1/2021	150,000	152,799
2.71%, 3/6/2025	100,000	100,425
2.73%, 3/1/2023	88,000	89,611
3.04%, 3/1/2026	100,000	102,525
3.18%, 3/15/2024	100,000	103,759
3.57%, 3/6/2045	45,000	43,629
4.11%, 3/1/2046	65,000	69,071
Hess Corp.:
1.30%, 6/15/2017	150,000	146,625
5.60%, 2/15/2041	243,000	215,912
7.88%, 10/1/2029	100,000	108,164
Husky Energy, Inc. 3.95%, 4/15/2022	271,000	269,835
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	169,000
2.80%, 11/1/2022	224,000	183,680
6.80%, 3/15/2032	100,000	88,000
Marathon Petroleum Corp.:
5.13%, 3/1/2021	100,000	104,261
5.85%, 12/15/2045	314,000	281,224
6.50%, 3/1/2041	49,000	46,903
Nabors Industries, Inc. 4.63%, 9/15/2021	175,000	142,625
Nexen Energy ULC:
5.88%, 3/10/2035	100,000	109,715
6.40%, 5/15/2037	125,000	143,896
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	282,443
5.25%, 11/15/2043	125,000	107,766
Noble Holding International, Ltd. 3.95%, 3/15/2022	200,000	122,000
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	398,981
Petro-Canada:
5.95%, 5/15/2035	100,000	100,446
7.88%, 6/15/2026	180,000	216,406
Petroleos Mexicanos:
2.38%, 4/15/2025	90,250	91,797
3.50%, 7/18/2018	100,000	100,492
4.50%, 1/23/2026 (b)	275,000	256,242
4.88%, 1/24/2022	350,000	347,671
4.88%, 1/18/2024	200,000	195,436
5.50%, 2/4/2019 (d)	60,000	62,761
5.50%, 1/21/2021 (b)	200,000	207,519
5.50%, 6/27/2044	125,000	103,624

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.63%, 1/23/2046	$325,000	$273,211
5.75%, 3/1/2018	170,000	177,654
6.38%, 2/4/2021 (d)	100,000	107,005
6.38%, 1/23/2045	100,000	92,868
6.50%, 6/2/2041	150,000	141,330
6.63%, 6/15/2035 (b)	215,000	207,401
6.88%, 8/4/2026 (b) (d)	100,000	108,231
8.00%, 5/3/2019	100,000	111,279
Phillips 66:
4.30%, 4/1/2022	100,000	106,485
4.88%, 11/15/2044	75,000	75,166
5.88%, 5/1/2042	250,000	269,804
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	49,715
4.45%, 1/15/2026	50,000	50,251
7.20%, 1/15/2028 (b)	100,000	107,104
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	97,322
Shell International Finance B.V.:
1.13%, 8/21/2017	144,000	143,677
1.25%, 11/10/2017	142,000	142,139
1.63%, 11/10/2018	100,000	100,220
2.00%, 11/15/2018	500,000	505,262
2.13%, 5/11/2020	300,000	301,388
2.25%, 11/10/2020 (b)	100,000	100,844
3.25%, 5/11/2025	350,000	351,807
4.13%, 5/11/2035	63,000	63,538
4.55%, 8/12/2043	100,000	102,206
6.38%, 12/15/2038	220,000	268,968
Statoil ASA:
2.90%, 11/8/2020	120,000	123,619
3.13%, 8/17/2017	100,000	102,430
3.25%, 11/10/2024 (b)	276,000	278,394
5.10%, 8/17/2040	225,000	246,256
7.75%, 6/15/2023	200,000	258,372
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	212,520
Total Capital International SA:
2.13%, 1/10/2019 (b)	150,000	152,064
2.75%, 6/19/2021 (b)	100,000	102,660
2.88%, 2/17/2022	380,000	388,639
Total Capital SA 4.45%, 6/24/2020	59,000	64,691
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	89,236
6.13%, 2/1/2020	181,000	197,170
6.63%, 6/15/2037	100,000	107,933
XTO Energy, Inc. 6.75%, 8/1/2037 (b)	45,000	62,966

		20,533,896

OIL & GAS SERVICES — 0.2%
Baker Hughes, Inc.:
3.20%, 8/15/2021	150,000	152,079
5.13%, 9/15/2040	100,000	97,479
Cameron International Corp.:
1.40%, 6/15/2017	50,000	49,445
4.50%, 6/1/2021	100,000	105,141
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	97,250

Halliburton Co.:
2.70%, 11/15/2020	25,000	25,313
3.80%, 11/15/2025	45,000	44,876
4.85%, 11/15/2035	50,000	49,934
5.00%, 11/15/2045	42,000	40,983
5.90%, 9/15/2018	300,000	327,985
6.15%, 9/15/2019	200,000	225,679
7.45%, 9/15/2039	100,000	123,834
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	263,000	222,125
3.95%, 12/1/2042 (b)	50,000	35,362
Schlumberger Investment SA 3.65%, 12/1/2023 (b)	242,000	251,834

		1,849,319

PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	107,001
Packaging Corp. of America 3.65%, 9/15/2024	100,000	99,037
Sonoco Products Co. 5.75%, 11/1/2040	50,000	55,139
WestRock RKT Co. 3.50%, 3/1/2020	100,000	101,363

		362,540

PHARMACEUTICALS — 1.2%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	109,288
6.00%, 4/1/2039	275,000	349,447
AbbVie, Inc.:
1.75%, 11/6/2017	475,000	476,952
1.80%, 5/14/2018	145,000	145,485
2.50%, 5/14/2020	150,000	152,269
2.90%, 11/6/2022	200,000	202,315
3.20%, 11/6/2022	100,000	102,595
3.60%, 5/14/2025	375,000	392,588
4.40%, 11/6/2042	175,000	176,915
4.50%, 5/14/2035	60,000	62,227
4.70%, 5/14/2045	50,000	52,931
Actavis Funding SCS:
2.35%, 3/12/2018	445,000	450,187
2.45%, 6/15/2019	45,000	45,603
3.00%, 3/12/2020	280,000	286,613
3.45%, 3/15/2022	150,000	155,123
3.80%, 3/15/2025	255,000	264,898
4.55%, 3/15/2035	55,000	56,667
4.75%, 3/15/2045	270,000	284,339
Actavis, Inc.:
3.25%, 10/1/2022	263,000	268,885
6.13%, 8/15/2019	100,000	112,632
Allergan, Inc. 2.80%, 3/15/2023	200,000	194,631
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	102,194
AstraZeneca PLC:
2.38%, 11/16/2020	100,000	101,617
3.38%, 11/16/2025	100,000	103,503
4.00%, 9/18/2042	121,000	121,786
4.38%, 11/16/2045	45,000	47,830
5.90%, 9/15/2017	400,000	426,813

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Baxalta, Inc.:
2.00%, 6/22/2018 (d)	$15,000	$14,874
2.88%, 6/23/2020 (d)	100,000	99,477
3.60%, 6/23/2022 (d)	50,000	50,798
4.00%, 6/23/2025 (d)	50,000	50,891
5.25%, 6/23/2045 (d)	25,000	26,379
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023 (b)	50,000	53,525
3.25%, 8/1/2042	300,000	277,871
4.50%, 3/1/2044	24,000	27,244
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	57,177
2.40%, 11/15/2019	200,000	203,725
4.50%, 11/15/2044	100,000	100,631
Eli Lilly & Co.:
2.75%, 6/1/2025	85,000	86,935
5.50%, 3/15/2027	100,000	122,838
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	150,388
3.90%, 2/15/2022	271,000	282,447
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	384,000	386,571
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	163,982
6.38%, 5/15/2038	355,000	477,355
Johnson & Johnson:
1.13%, 11/21/2017	100,000	100,465
1.13%, 3/1/2019	65,000	65,110
1.65%, 3/1/2021	100,000	100,339
1.88%, 12/5/2019	200,000	204,728
2.45%, 3/1/2026	100,000	100,395
3.55%, 5/15/2021	250,000	271,863
3.55%, 3/1/2036	45,000	46,799
3.70%, 3/1/2046	55,000	57,631
4.85%, 5/15/2041	100,000	122,243
5.55%, 8/15/2017	100,000	106,343
McKesson Corp.:
2.85%, 3/15/2023	100,000	98,853
3.80%, 3/15/2024	200,000	208,587
4.75%, 3/1/2021	100,000	110,053
7.50%, 2/15/2019	100,000	115,227
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	30,773
4.13%, 11/15/2025 (b)	30,000	31,847
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	106,129
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	101,469
2.35%, 2/10/2022	100,000	101,886
2.75%, 2/10/2025	210,000	214,798
2.80%, 5/18/2023	150,000	156,069
3.70%, 2/10/2045	330,000	334,053
3.88%, 1/15/2021	150,000	164,145
4.15%, 5/18/2043	100,000	108,740
6.55%, 9/15/2037	100,000	135,435
Mylan NV:
3.00%, 12/15/2018 (d)	30,000	30,242
3.75%, 12/15/2020 (d)	50,000	51,049
Mylan, Inc. 4.20%, 11/29/2023	50,000	50,848

Novartis Capital Corp.:
3.00%, 11/20/2025	100,000	104,041
3.40%, 5/6/2024	100,000	107,211
4.00%, 11/20/2045	100,000	106,989
4.40%, 5/6/2044	585,000	666,142
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	221,003
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	199,696
Pfizer, Inc.:
1.10%, 5/15/2017	250,000	250,171
2.10%, 5/15/2019 (b)	100,000	102,237
3.40%, 5/15/2024	250,000	267,697
6.20%, 3/15/2019	435,000	494,352
Sanofi:
1.25%, 4/10/2018	100,000	100,323
4.00%, 3/29/2021 (b)	125,000	137,095
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	209,218
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	149,396
Wyeth LLC 5.95%, 4/1/2037	240,000	305,667
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	68,261
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	41,406
3.45%, 11/13/2020	25,000	25,680
4.50%, 11/13/2025	50,000	53,004
4.70%, 2/1/2043	60,000	56,010

		14,871,159

PIPELINES — 0.8%
Boardwalk Pipelines L.P. 3.38%, 2/1/2023 (b)	170,000	142,017
Buckeye Partners L.P.:
2.65%, 11/15/2018	100,000	98,000
4.88%, 2/1/2021	14,000	14,070
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020 (d)	50,000	49,480
4.50%, 6/1/2025 (d)	75,000	74,529
5.80%, 6/1/2045 (d)	50,000	50,274
Enable Midstream Partners L.P. 3.90%, 5/15/2024	100,000	79,250
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025 (b)	200,000	197,712
Series B, 7.50%, 4/15/2038	100,000	99,000
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	55,000	52,663
4.05%, 3/15/2025	200,000	176,019
4.15%, 10/1/2020	64,000	61,440
4.75%, 1/15/2026	150,000	136,943
5.15%, 3/15/2045	80,000	62,883
6.13%, 12/15/2045	100,000	88,992
6.50%, 2/1/2042	250,000	227,942
6.70%, 7/1/2018	300,000	311,250
Enterprise Products Operating LLC:
1.65%, 5/7/2018	100,000	98,597
3.70%, 2/15/2026	100,000	98,661
3.75%, 2/15/2025	75,000	74,639

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.85%, 8/15/2042	$370,000	$345,967
4.90%, 5/15/2046	200,000	192,080
4.95%, 10/15/2054	200,000	176,413
5.20%, 9/1/2020	200,000	218,009
5.70%, 2/15/2042	50,000	51,297
Series L, 6.30%, 9/15/2017	100,000	105,858
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	100,000	96,359
3.95%, 9/1/2022	383,000	365,049
4.25%, 9/1/2024	250,000	233,416
5.50%, 3/1/2044	315,000	276,101
5.63%, 9/1/2041	50,000	43,696
5.80%, 3/15/2035	175,000	157,187
6.50%, 9/1/2039	175,000	165,749
Kinder Morgan, Inc. 5.55%, 6/1/2045	200,000	178,609
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	100,000	83,632
4.20%, 3/15/2045	100,000	85,648
5.00%, 3/1/2026	50,000	53,835
MPLX L.P. 4.88%, 12/1/2024 (d)	215,000	197,263
ONEOK Partners L.P.:
3.20%, 9/15/2018	225,000	216,557
3.80%, 3/15/2020 (b)	50,000	47,530
4.90%, 3/15/2025 (b)	100,000	93,223
6.13%, 2/1/2041	100,000	89,644
Plains All American Pipeline L.P. / PAA Finance Corp.:
2.85%, 1/31/2023	250,000	211,612
4.30%, 1/31/2043	100,000	69,714
4.65%, 10/15/2025 (b)	100,000	92,116
6.50%, 5/1/2018	225,000	231,750
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	480,000	493,669
Spectra Energy Capital LLC 8.00%, 10/1/2019	175,000	190,814
Sunoco Logistics Partners Operations L.P.:
4.25%, 4/1/2024	60,000	54,530
4.40%, 4/1/2021	50,000	49,610
5.35%, 5/15/2045	100,000	83,240
5.95%, 12/1/2025 (b)	50,000	50,594
TC PipeLines L.P. 4.38%, 3/13/2025	50,000	44,327
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	225,956
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	94,596
3.80%, 10/1/2020 (b)	200,000	207,056
4.63%, 3/1/2034	200,000	188,694
4.88%, 1/15/2026	100,000	105,389
6.10%, 6/1/2040	200,000	215,637
6.50%, 8/15/2018 (b)	70,000	76,005
7.63%, 1/15/2039	100,000	122,028
Western Gas Partners L.P. 2.60%, 8/15/2018	100,000	95,500
Williams Partners L.P.:
3.35%, 8/15/2022	151,000	120,800
3.60%, 3/15/2022	289,000	235,535

3.90%, 1/15/2025	65,000	52,000
4.00%, 11/15/2021	275,000	236,500
4.00%, 9/15/2025	300,000	240,000
4.30%, 3/4/2024 (b)	200,000	165,000
4.90%, 1/15/2045	120,000	86,100
5.10%, 9/15/2045	200,000	144,000
5.25%, 3/15/2020	110,000	105,050
6.30%, 4/15/2040	35,000	28,788

		9,984,093

REAL ESTATE — 0.0% (a)
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	50,000	51,691
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	100,698
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027	150,000	141,480
5.25%, 1/15/2026	50,000	50,923
Post Apartment Homes L.P. 3.38%, 12/1/2022	25,000	24,952
Prologis L.P.:
2.75%, 2/15/2019	125,000	127,477
3.35%, 2/1/2021	100,000	103,849

		601,070

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
Alexandria Real Estate Equities, Inc.:
4.30%, 1/15/2026	50,000	51,040
4.50%, 7/30/2029	45,000	44,846
American Tower Corp.:
3.40%, 2/15/2019	100,000	102,686
3.45%, 9/15/2021	175,000	178,166
4.00%, 6/1/2025	100,000	103,305
5.00%, 2/15/2024	90,000	99,060
5.90%, 11/1/2021 (b)	100,000	113,664
AvalonBay Communities, Inc.:
Series GMTN, 3.45%, 6/1/2025	100,000	102,836
Series GMTN, 3.50%, 11/15/2024	100,000	103,273
Boston Properties L.P.:
3.65%, 2/1/2026	315,000	325,195
4.13%, 5/15/2021	200,000	214,282
5.63%, 11/15/2020	89,000	100,425
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	200,000	198,328
Brixmor Operating Partnership L.P. 3.88%, 8/15/2022	30,000	29,283
Camden Property Trust 4.88%, 6/15/2023	150,000	164,243
CBL & Associates L.P. 5.25%, 12/1/2023	250,000	237,354
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	49,515
Crown Castle International Corp.:
3.40%, 2/15/2021	255,000	259,778
4.45%, 2/15/2026	65,000	67,559
CubeSmart L.P. 4.00%, 11/15/2025	50,000	50,845

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

DDR Corp.:
3.38%, 5/15/2023	$100,000	$96,554
3.63%, 2/1/2025	150,000	144,931
Digital Realty Trust L.P.:
3.63%, 10/1/2022	100,000	98,961
5.88%, 2/1/2020	18,000	20,028
Duke Realty L.P. 3.75%, 12/1/2024	125,000	125,142
EPR Properties:
4.50%, 4/1/2025	100,000	96,877
5.75%, 8/15/2022	100,000	107,416
ERP Operating L.P.:
3.38%, 6/1/2025 (b)	100,000	102,253
4.50%, 6/1/2045	50,000	53,088
4.75%, 7/15/2020	24,000	26,200
5.75%, 6/15/2017	45,000	47,366
Essex Portfolio L.P. 3.88%, 5/1/2024	50,000	51,331
Federal Realty Investment Trust 4.50%, 12/1/2044	50,000	52,375
HCP, Inc.:
2.63%, 2/1/2020	10,000	9,855
3.88%, 8/15/2024	150,000	144,183
4.00%, 6/1/2025	150,000	143,496
4.20%, 3/1/2024	120,000	117,355
5.38%, 2/1/2021	100,000	109,183
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	99,790
Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	50,000	50,159
Hospitality Properties Trust:
4.25%, 2/15/2021	50,000	50,613
4.50%, 3/15/2025	100,000	96,186
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	95,000	91,906
Series C, 4.75%, 3/1/2023	50,000	51,927
Kilroy Realty L.P. 3.80%, 1/15/2023	100,000	102,127
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	102,256
Liberty Property L.P.:
4.13%, 6/15/2022	100,000	103,840
4.40%, 2/15/2024	63,000	65,761
Mid-America Apartments L.P. 3.75%, 6/15/2024	100,000	101,139
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	49,584
4.00%, 11/15/2025	65,000	66,201
Realty Income Corp.:
3.88%, 7/15/2024	60,000	60,791
5.88%, 3/15/2035	50,000	56,909
Regency Centers L.P. 3.90%, 11/1/2025	60,000	61,493
Select Income REIT 3.60%, 2/1/2020	100,000	100,498
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	49,759
Simon Property Group L.P.:
2.15%, 9/15/2017	400,000	404,112
2.50%, 9/1/2020	50,000	50,780

3.30%, 1/15/2026 (b)	200,000	207,232
3.50%, 9/1/2025	50,000	52,261
5.65%, 2/1/2020	200,000	225,811
Tanger Properties L.P. 6.13%, 6/1/2020	176,000	200,290
UDR, Inc. Series MTN, 4.00%, 10/1/2025	100,000	104,054
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	50,156
4.13%, 1/15/2026	63,000	64,452
Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 2/15/2018	100,000	99,838
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	284,000	284,439
Vornado Realty L.P. 2.50%, 6/30/2019	100,000	99,486
Weingarten Realty Investors 3.85%, 6/1/2025	50,000	49,111
Welltower, Inc.:
4.13%, 4/1/2019	500,000	525,348
4.25%, 4/1/2026	50,000	50,580
5.25%, 1/15/2022	100,000	108,968
Weyerhaeuser Co.:
4.63%, 9/15/2023 (b)	150,000	158,626
7.38%, 3/15/2032	50,000	61,138
WP Carey, Inc. 4.60%, 4/1/2024	300,000	303,250

		8,603,148

RETAIL — 0.9%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	200,000	207,872
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	24,992
4.50%, 10/1/2025	20,000	20,605
AutoZone, Inc. 3.13%, 7/15/2023	100,000	101,016
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	17,686
Costco Wholesale Corp. 1.13%, 12/15/2017	200,000	200,731
CVS Health Corp.:
2.25%, 12/5/2018 (b)	100,000	102,265
2.80%, 7/20/2020	340,000	352,532
3.88%, 7/20/2025	286,000	308,440
4.00%, 12/5/2023	50,000	54,651
5.13%, 7/20/2045	380,000	441,192
5.75%, 6/1/2017	375,000	394,304
6.25%, 6/1/2027	150,000	181,899
Dollar General Corp. 1.88%, 4/15/2018	100,000	100,372
Gap, Inc. 5.95%, 4/12/2021 (b)	200,000	216,312
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	358,385
2.00%, 4/1/2021	100,000	100,997
2.25%, 9/10/2018	200,000	205,631
2.70%, 4/1/2023	286,000	295,584
3.00%, 4/1/2026	50,000	52,265
4.25%, 4/1/2046	25,000	27,408
4.40%, 3/15/2045	20,000	22,224
4.88%, 2/15/2044	50,000	59,094
5.95%, 4/1/2041	450,000	595,570

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Kohl’s Corp.:
3.25%, 2/1/2023 (b)	$100,000	$94,495
4.25%, 7/17/2025	50,000	49,116
5.55%, 7/17/2045	50,000	45,255
Lowe’s Cos., Inc.:
5.13%, 11/15/2041	200,000	236,856
5.50%, 10/15/2035	350,000	420,169
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	107,447
3.45%, 1/15/2021 (b)	50,000	51,517
4.38%, 9/1/2023	90,000	92,176
4.50%, 12/15/2034	100,000	81,706
6.70%, 7/15/2034	50,000	51,815
McDonald’s Corp.:
2.75%, 12/9/2020	145,000	149,845
Series MTN, 3.38%, 5/26/2025	100,000	103,831
Series MTN, 3.70%, 1/30/2026	60,000	63,554
Series MTN, 4.88%, 12/9/2045	150,000	164,253
Series MTN, 5.35%, 3/1/2018	417,000	448,711
Series MTN, 6.30%, 10/15/2037	100,000	124,498
Series MTN, 6.30%, 3/1/2038	125,000	155,937
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	105,325
5.00%, 1/15/2044	200,000	205,723
O’Reilly Automotive, Inc. 3.55%, 3/15/2026 (b)	100,000	103,036
QVC, Inc.:
4.45%, 2/15/2025	135,000	129,407
5.13%, 7/2/2022	50,000	52,218
5.45%, 8/15/2034	25,000	21,581
Ross Stores, Inc. 3.38%, 9/15/2024	50,000	50,686
Starbucks Corp.:
2.10%, 2/4/2021	30,000	30,468
2.70%, 6/15/2022	64,000	67,256
4.30%, 6/15/2045	35,000	38,626
Target Corp.:
2.90%, 1/15/2022	271,000	286,137
4.00%, 7/1/2042 (b)	225,000	238,213
6.00%, 1/15/2018	300,000	326,196
TJX Cos., Inc.:
2.50%, 5/15/2023 (b)	130,000	128,874
6.95%, 4/15/2019	100,000	115,434
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018 (b)	50,000	50,207
4.00%, 4/11/2043	50,000	53,044
4.75%, 10/2/2043	150,000	177,033
5.25%, 9/1/2035	200,000	245,490
5.63%, 4/15/2041	300,000	386,209
5.80%, 2/15/2018	150,000	163,530
5.88%, 4/5/2027	200,000	256,091
6.50%, 8/15/2037	697,000	966,866
Walgreen Co.:
4.40%, 9/15/2042	100,000	93,897
5.25%, 1/15/2019 (b)	25,000	27,068
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	400,000	411,466

		11,613,289

SEMICONDUCTORS — 0.2%
Altera Corp.:
1.75%, 5/15/2017	16,000	16,145
2.50%, 11/15/2018	100,000	102,591
Analog Devices, Inc.:
3.90%, 12/15/2025	30,000	32,532
5.30%, 12/15/2045	50,000	56,022
Applied Materials, Inc. 5.85%, 6/15/2041	140,000	165,706
Intel Corp.:
1.35%, 12/15/2017	172,000	173,224
2.45%, 7/29/2020	85,000	87,839
3.30%, 10/1/2021	50,000	53,512
3.70%, 7/29/2025 (b)	245,000	268,036
4.25%, 12/15/2042	150,000	154,362
4.80%, 10/1/2041	185,000	205,362
4.90%, 7/29/2045	40,000	45,087
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	89,898
Lam Research Corp. 2.75%, 3/15/2020	6,000	5,899
QUALCOMM, Inc.:
1.40%, 5/18/2018 (b)	148,000	148,625
3.00%, 5/20/2022	328,000	341,313
4.65%, 5/20/2035	150,000	152,240
Texas Instruments, Inc. 1.75%, 5/1/2020	250,000	250,897
Xilinx, Inc. 3.00%, 3/15/2021 (b)	100,000	104,421

		2,453,711

SOFTWARE — 0.5%
Adobe Systems, Inc.:
3.25%, 2/1/2025 (b)	65,000	66,897
4.75%, 2/1/2020	14,000	15,426
Autodesk, Inc. 3.13%, 6/15/2020	100,000	101,034
CA, Inc. 4.50%, 8/15/2023	150,000	158,570
CDK Global, Inc. 3.30%, 10/15/2019	65,000	64,324
Dun & Bradstreet Corp. 4.00%, 6/15/2020 (b)	50,000	49,888
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	51,775
4.80%, 3/1/2026	50,000	51,426
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	255,000	253,542
2.85%, 10/15/2018	55,000	55,757
3.50%, 4/15/2023	50,000	48,587
3.63%, 10/15/2020	60,000	62,043
4.50%, 10/15/2022 (b)	65,000	68,659
5.00%, 3/15/2022	300,000	313,076
5.00%, 10/15/2025	125,000	134,381
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	72,956
3.85%, 6/1/2025	50,000	52,172
Microsoft Corp.:
1.30%, 11/3/2018	30,000	30,238
1.85%, 2/12/2020	176,000	179,711
2.00%, 11/3/2020	94,000	96,301
2.38%, 5/1/2023	100,000	101,271

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.65%, 11/3/2022	$50,000	$51,867
2.70%, 2/12/2025	200,000	204,896
3.00%, 10/1/2020 (b)	438,000	467,532
3.13%, 11/3/2025	250,000	263,072
3.50%, 2/12/2035	143,000	140,087
3.50%, 11/15/2042	100,000	94,198
3.63%, 12/15/2023	201,000	219,526
3.75%, 2/12/2045	80,000	79,576
4.00%, 2/12/2055	145,000	141,909
4.20%, 11/3/2035	50,000	53,399
4.45%, 11/3/2045	50,000	55,127
4.75%, 11/3/2055	450,000	497,297
Oracle Corp.:
1.20%, 10/15/2017	125,000	125,556
2.25%, 10/8/2019	150,000	154,491
2.50%, 10/15/2022	199,000	201,924
2.80%, 7/8/2021	200,000	208,706
2.95%, 5/15/2025	220,000	225,294
3.40%, 7/8/2024	200,000	212,199
3.90%, 5/15/2035	145,000	145,375
4.30%, 7/8/2034	100,000	105,218
4.38%, 5/15/2055	200,000	200,546
4.50%, 7/8/2044	200,000	213,867
5.75%, 4/15/2018	200,000	218,408
6.13%, 7/8/2039	300,000	381,539

		6,689,643

TELECOMMUNICATIONS — 1.5%
America Movil SAB de CV:
3.13%, 7/16/2022 (b)	150,000	153,340
4.38%, 7/16/2042 (b)	200,000	194,351
5.00%, 3/30/2020	100,000	110,913
6.13%, 3/30/2040	75,000	88,353
AT&T Corp. 8.25%, 11/15/2031	123,000	169,525
AT&T, Inc.:
2.30%, 3/11/2019 (b)	200,000	203,341
2.45%, 6/30/2020	125,000	126,351
2.80%, 2/17/2021	100,000	102,225
3.00%, 6/30/2022	221,000	223,245
3.40%, 5/15/2025	300,000	300,823
3.60%, 2/17/2023	100,000	104,424
4.13%, 2/17/2026	150,000	158,814
4.30%, 12/15/2042	225,000	206,248
4.35%, 6/15/2045	158,000	145,256
4.45%, 5/15/2021	419,000	457,686
4.45%, 4/1/2024	252,000	272,688
4.50%, 5/15/2035	140,000	137,699
4.75%, 5/15/2046	305,000	297,815
4.80%, 6/15/2044	467,000	457,067
5.20%, 3/15/2020	482,000	536,353
5.35%, 9/1/2040	220,000	230,457
5.50%, 2/1/2018	475,000	508,789
5.65%, 2/15/2047	100,000	110,424
5.80%, 2/15/2019	75,000	83,391
6.00%, 8/15/2040	100,000	111,510
6.38%, 3/1/2041	200,000	231,367
6.50%, 9/1/2037	180,000	212,333
6.55%, 2/15/2039	120,000	142,234
BellSouth LLC 6.55%, 6/15/2034	100,000	111,233

British Telecommunications PLC:
5.95%, 1/15/2018	100,000	107,752
9.63%, 12/15/2030	265,000	413,574
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	125,000	128,770
Cisco Systems, Inc.:
1.40%, 2/28/2018	35,000	35,245
1.60%, 2/28/2019	25,000	25,288
1.65%, 6/15/2018	100,000	101,220
2.20%, 2/28/2021	50,000	50,966
2.45%, 6/15/2020 (b)	100,000	103,662
2.60%, 2/28/2023	50,000	51,436
2.90%, 3/4/2021	100,000	104,983
2.95%, 2/28/2026 (b)	50,000	51,901
3.00%, 6/15/2022	30,000	31,443
3.50%, 6/15/2025 (b)	45,000	48,973
3.63%, 3/4/2024	250,000	273,795
4.45%, 1/15/2020	204,000	225,788
4.95%, 2/15/2019 (b)	273,000	301,687
5.50%, 1/15/2040	106,000	131,749
Deutsche Telekom International Finance B.V.:
6.75%, 8/20/2018	160,000	178,978
8.75%, 6/15/2030	175,000	261,118
Juniper Networks, Inc.:
4.50%, 3/15/2024	200,000	202,883
5.95%, 3/15/2041	20,000	18,059
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	100,570
Motorola Solutions, Inc. 3.75%, 5/15/2022	269,000	262,416
Orange SA:
4.13%, 9/14/2021	300,000	325,389
9.00%, 3/1/2031	350,000	533,071
Qwest Corp. 6.75%, 12/1/2021	200,000	214,500
Rogers Communications, Inc.:
4.10%, 10/1/2023	200,000	215,951
4.50%, 3/15/2043	115,000	115,706
5.00%, 3/15/2044	30,000	32,649
6.80%, 8/15/2018	175,000	194,627
Telefonica Emisiones SAU:
5.46%, 2/16/2021	350,000	395,457
7.05%, 6/20/2036	263,000	333,257
Verizon Communications, Inc.:
1.35%, 6/9/2017	245,000	245,610
2.45%, 11/1/2022	63,000	62,442
2.63%, 2/21/2020	179,000	183,794
3.45%, 3/15/2021	219,000	231,922
3.65%, 9/14/2018	475,000	499,638
4.15%, 3/15/2024	150,000	163,473
4.27%, 1/15/2036	163,000	161,527
4.50%, 9/15/2020	279,000	308,001
4.52%, 9/15/2048	701,000	701,212
4.60%, 4/1/2021	121,000	134,455
4.67%, 3/15/2055	388,000	373,975
4.86%, 8/21/2046	603,000	638,924
5.15%, 9/15/2023	450,000	519,268
6.40%, 9/15/2033	240,000	296,379

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.40%, 2/15/2038	$600,000	$716,289
6.55%, 9/15/2043	455,000	596,825
6.90%, 4/15/2038	100,000	127,403
7.35%, 4/1/2039	80,000	106,861
7.75%, 12/1/2030	125,000	170,815
Vodafone Group PLC:
1.25%, 9/26/2017	100,000	99,724
1.50%, 2/19/2018	200,000	199,488
2.95%, 2/19/2023 (b)	200,000	198,223
4.38%, 2/19/2043	200,000	179,978
6.15%, 2/27/2037	113,000	126,423

		18,803,767

TEXTILES — 0.0% (a)
Cintas Corp. No 2 6.15%, 8/15/2036	100,000	121,245

TOBACCO — 0.1% (a)
Reynolds American, Inc.:
2.30%, 8/21/2017 (b)	100,000	101,180
4.45%, 6/12/2025	400,000	440,137
6.88%, 5/1/2020	100,000	117,701

		659,018

TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	51,021

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	105,898
3.45%, 9/15/2021	350,000	374,314
3.65%, 9/1/2025	50,000	53,860
4.15%, 4/1/2045	446,000	455,777
4.38%, 9/1/2042 (b)	100,000	105,347
4.55%, 9/1/2044	200,000	216,269
4.70%, 9/1/2045	50,000	55,596
4.95%, 9/15/2041	100,000	112,693
7.00%, 12/15/2025	51,000	67,437
Canadian National Railway Co.:
2.25%, 11/15/2022	200,000	200,158
2.75%, 3/1/2026	50,000	51,007
2.85%, 12/15/2021	100,000	104,178
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	26,000	26,369
4.50%, 1/15/2022	100,000	108,040
4.80%, 9/15/2035	220,000	225,238
4.80%, 8/1/2045	50,000	50,781
6.13%, 9/15/2115	30,000	32,171
9.45%, 8/1/2021	100,000	130,660
CSX Corp.:
3.95%, 5/1/2050	305,000	277,865
4.25%, 6/1/2021 (b)	35,000	37,890
4.50%, 8/1/2054	150,000	147,831
6.15%, 5/1/2037	165,000	200,286
FedEx Corp.:
2.63%, 8/1/2022	121,000	122,184
3.20%, 2/1/2025	100,000	102,446
3.25%, 4/1/2026	100,000	102,750
4.10%, 2/1/2045	150,000	143,387
4.55%, 4/1/2046	50,000	51,736
4.75%, 11/15/2045	150,000	158,306

JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	51,252
Kansas City Southern 4.95%, 8/15/2045 (d)	100,000	100,607
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	35,145
4.45%, 6/15/2045	150,000	154,684
4.65%, 1/15/2046	50,000	53,236
4.84%, 10/1/2041	100,000	108,104
7.70%, 5/15/2017	230,000	245,835
Ryder System, Inc.:
Series MTN, 2.50%, 3/1/2018	100,000	100,611
Series MTN, 2.65%, 3/2/2020 (b)	100,000	99,788
Series MTN, 3.45%, 11/15/2021	25,000	25,367
Union Pacific Corp.:
2.25%, 6/19/2020 (b)	50,000	50,838
2.75%, 3/1/2026	25,000	25,332
3.25%, 8/15/2025	50,000	52,816
3.38%, 2/1/2035	300,000	284,498
3.65%, 2/15/2024	92,000	99,449
4.05%, 11/15/2045 (b)	50,000	51,296
4.05%, 3/1/2046	30,000	30,623
4.38%, 11/15/2065	30,000	29,668
4.82%, 2/1/2044	205,000	230,968
United Parcel Service, Inc.:
2.45%, 10/1/2022	121,000	125,375
4.88%, 11/15/2040	200,000	237,629
5.13%, 4/1/2019	100,000	111,013
6.20%, 1/15/2038	100,000	135,882

		6,260,490

TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
2.38%, 7/30/2018	46,000	45,748
2.50%, 3/15/2019	67,000	66,781
4.85%, 6/1/2021	200,000	212,875

		325,404

WATER — 0.0% (a)
American Water Capital Corp.:
4.30%, 12/1/2042	100,000	106,688
6.59%, 10/15/2037	100,000	137,913

		244,601

TOTAL CORPORATE BONDS & NOTES (Cost $310,360,495)		316,158,337

FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
African Development Bank Series GDIF, 1.63%, 10/2/2018	500,000	507,815
Asian Development Bank:
0.75%, 7/28/2017	500,000	499,537
1.50%, 9/28/2018	400,000	405,288
1.50%, 1/22/2020	300,000	302,778
1.63%, 8/26/2020	100,000	101,164
1.75%, 3/21/2019	300,000	305,715
5.82%, 6/16/2028	50,000	66,040
6.22%, 8/15/2027	175,000	239,421
Canada Government International Bond 1.63%, 2/27/2019	200,000	203,704

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Chile Government International Bond 3.13%, 1/21/2026	$754,000	$765,532
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	325,500
4.00%, 2/26/2024	300,000	301,694
5.63%, 2/26/2044	100,000	100,481
6.13%, 1/18/2041	100,000	106,007
7.38%, 3/18/2019	250,000	284,261
7.38%, 9/18/2037	150,000	178,372
Corp. Andina de Fomento 1.50%, 8/8/2017	100,000	100,224
Council Of Europe Development Bank
1.50%, 6/19/2017	300,000	302,492
European Bank for Reconstruction & Development:
1.63%, 4/10/2018	50,000	50,615
1.88%, 2/23/2022	400,000	406,017
European Investment Bank:
1.00%, 3/15/2018	475,000	475,265
1.13%, 9/15/2017	261,000	262,024
1.25%, 5/15/2018	500,000	502,542
1.63%, 3/16/2020	350,000	354,032
4.00%, 2/16/2021	650,000	726,073
Export Development Canada:
1.00%, 5/15/2017	350,000	351,020
1.25%, 12/10/2018	40,000	40,308
Export-Import Bank of Korea:
2.88%, 1/21/2025	300,000	306,592
3.25%, 11/10/2025	300,000	316,637
4.00%, 1/14/2024	300,000	329,113
FMS Wertmanagement AoeR:
1.00%, 11/21/2017	300,000	300,358
1.63%, 11/20/2018	200,000	202,920
Hydro-Quebec Series IO, 8.05%, 7/7/2024	15,000	20,796
Inter-American Development Bank:
0.88%, 3/15/2018	200,000	199,842
1.00%, 7/14/2017	550,000	551,350
1.38%, 7/15/2020	150,000	149,994
1.75%, 8/24/2018	500,000	509,361
1.75%, 10/15/2019	100,000	101,774
1.75%, 4/14/2022	350,000	352,282
1.88%, 3/15/2021	250,000	254,860
3.00%, 2/21/2024	455,000	494,347
3.88%, 10/28/2041	35,000	40,852
International Bank for Reconstruction & Development:
0.88%, 4/17/2017	387,000	387,597
1.00%, 11/15/2017	400,000	400,919
1.13%, 7/18/2017	250,000	251,149
1.25%, 7/26/2019	500,000	502,194
1.38%, 3/30/2020	600,000	602,571
1.63%, 2/10/2022	50,000	50,111
1.88%, 10/7/2019	200,000	204,597
1.88%, 3/15/2019	50,000	51,173
2.25%, 6/24/2021	550,000	570,744
International Finance Corp.:
0.88%, 6/15/2018	400,000	399,125
1.75%, 9/4/2018	250,000	254,885

Israel Government International Bond:
2.88%, 3/16/2026	200,000	200,698
4.00%, 6/30/2022	100,000	109,380
4.50%, 1/30/2043	100,000	106,130
5.13%, 3/26/2019	100,000	109,750
Italy Government International Bond:
5.38%, 6/12/2017	100,000	104,499
6.88%, 9/27/2023	113,000	142,682
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	199,831
1.75%, 7/31/2018	150,000	151,212
2.13%, 2/7/2019	150,000	152,828
2.13%, 2/10/2025	350,000	344,985
3.38%, 7/31/2023	200,000	216,977
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	100,000	109,603
KFW:
Zero Coupon, 4/18/2036	200,000	111,564
Zero Coupon, 6/29/2037	125,000	66,637
1.00%, 1/26/2018	500,000	501,020
1.50%, 2/6/2019	1,400,000	1,416,589
1.50%, 4/20/2020	950,000	955,794
2.00%, 10/4/2022	125,000	127,052
2.38%, 8/25/2021	700,000	728,785
2.75%, 9/8/2020	100,000	105,746
Korea Development Bank:
2.50%, 1/13/2021	200,000	204,246
3.38%, 9/16/2025	200,000	212,853
3.50%, 8/22/2017	100,000	102,806
3.75%, 1/22/2024	150,000	162,734
Korea International Bond 4.13%, 6/10/2044	300,000	367,794
Landwirtschaftliche Rentenbank:
0.88%, 9/12/2017	200,000	200,083
1.88%, 9/17/2018	250,000	255,376
2.00%, 1/13/2025	100,000	100,281
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	203,574
3.63%, 3/15/2022	884,000	913,092
4.00%, 10/2/2023	200,000	209,726
4.60%, 1/23/2046	200,000	196,165
4.75%, 3/8/2044	400,000	400,598
5.75%, 10/12/2110	300,000	305,809
5.95%, 3/19/2019	450,000	503,506
6.75%, 9/27/2034	50,000	64,388
Nordic Investment Bank:
1.13%, 2/25/2019	200,000	200,429
2.25%, 9/30/2021	250,000	259,626
Oesterreichische Kontrollbank AG:
1.38%, 2/10/2020	300,000	300,005
1.50%, 10/21/2020	100,000	100,061
5.00%, 4/25/2017	50,000	52,216
Panama Government International Bond:
4.00%, 9/22/2024	150,000	158,355
5.20%, 1/30/2020	250,000	277,138
6.70%, 1/26/2036	200,000	257,114

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Peruvian Government International Bond:
5.63%, 11/18/2050	$100,000	$113,115
7.13%, 3/30/2019	100,000	114,942
7.35%, 7/21/2025	75,000	99,134
8.75%, 11/21/2033	250,000	371,244
Philippine Government International Bond:
3.95%, 1/20/2040	500,000	548,125
4.00%, 1/15/2021	350,000	384,562
4.20%, 1/21/2024	250,000	282,187
5.00%, 1/13/2037	200,000	251,250
6.38%, 10/23/2034	50,000	70,688
7.75%, 1/14/2031	300,000	456,375
8.38%, 6/17/2019	100,000	121,375
Poland Government International Bond:
5.00%, 3/23/2022	300,000	335,745
5.13%, 4/21/2021	450,000	503,550
6.38%, 7/15/2019	50,000	56,910
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	202,495
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	206,474
Province of Ontario Canada:
1.65%, 9/27/2019	250,000	251,398
2.00%, 1/30/2019	350,000	355,935
3.00%, 7/16/2018	900,000	935,822
4.00%, 10/7/2019	400,000	433,534
Province of Quebec Canada Series PD, 7.50%, 9/15/2029	555,000	819,109
South Africa Government International Bond:
4.67%, 1/17/2024	450,000	455,085
5.50%, 3/9/2020	200,000	211,750
6.88%, 5/27/2019	50,000	55,079
Svensk Exportkredit AB 1.88%, 6/17/2019	200,000	203,753
Turkey Government international Bond 4.88%, 10/9/2026	500,000	504,375
Turkey Government International Bond:
5.63%, 3/30/2021	50,000	53,959
6.00%, 1/14/2041	400,000	431,756
6.63%, 2/17/2045	600,000	716,682
6.75%, 4/3/2018	500,000	538,115
6.88%, 3/17/2036	300,000	353,955
7.38%, 2/5/2025	425,000	509,911
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	384,222
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	205,000
5.10%, 6/18/2050	150,000	139,500
7.63%, 3/21/2036	200,000	256,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $39,444,959)		39,972,912

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.3%
Federal Farm Credit Banks 1.10%, 6/1/2018	500,000	502,268
Federal Home Loan Bank:
Series 1, 0.88%, 5/24/2017	65,000	65,063
Series 1, 1.00%, 6/21/2017	290,000	290,705
1.75%, 12/14/2018	500,000	510,671
1.88%, 3/8/2019	170,000	174,223
1.88%, 3/13/2020	250,000	256,702
Series 917, 4.88%, 5/17/2017	1,100,000	1,150,371
Series 1069, 5.00%, 11/17/2017	300,000	320,390
5.50%, 7/15/2036	250,000	344,292
Federal Home Loan Mortgage Corp.:
Series 1, 0.75%, 1/12/2018	200,000	199,972
0.88%, 3/7/2018	440,000	440,861
1.00%, 9/29/2017	200,000	200,434
Series 1, 1.00%, 7/28/2017	750,000	751,852
1.10%, 2/26/2018	1,000,000	1,000,592
1.13%, 3/16/2018	400,000	400,242
1.25%, 5/12/2017	1,150,000	1,155,900
1.25%, 8/1/2019 (b)	400,000	403,209
1.25%, 10/2/2019	530,000	533,978
1.38%, 5/1/2020	400,000	402,977
1.40%, 3/29/2019	700,000	700,477
1.75%, 5/30/2019	1,195,000	1,223,460
Series K025, Class A1, 1.88%, 4/25/2022	601,327	607,437
Series K015, Class A1, 2.26%, 10/25/2020	222,290	225,962
2.38%, 1/13/2022	2,325,000	2,439,185
2.50%, 9/1/2028	378,994	390,525
2.50%, 10/1/2029	1,027,023	1,055,142
2.50%, 1/1/2031	1,111,612	1,142,146
TBA, 2.50%, 4/18/2031	6,625,000	6,802,012
Series K029, Class A1, 2.84%, 10/25/2022	519,083	539,613
3.00%, 2/1/2029	658,704	689,054
3.00%, 7/1/2029	753,340	788,051
3.00%, 9/1/2029	1,214,822	1,270,796
3.00%, 4/1/2030	1,082,145	1,132,174
3.00%, 12/1/2030	2,555,448	2,673,590
3.00%, 7/1/2035	960,650	996,075
3.00%, 3/1/2043	1,473,001	1,512,180
3.00%, 4/1/2043	768,724	789,171
3.00%, 4/1/2043	1,976,254	2,028,820
3.00%, 7/1/2043	838,158	860,452
3.00%, 7/1/2043	137,959	141,629
3.00%, 8/1/2043	431,178	442,647
3.00%, 9/1/2043	522,827	536,734
3.00%, 10/1/2043	432,274	443,772
3.00%, 6/1/2045	1,935,067	1,983,023
3.00%, 8/1/2045	2,626,129	2,691,211
TBA, 3.00%, 4/18/2031	2,200,000	2,300,031
TBA, 3.00%, 4/13/2046	3,450,000	3,533,016
Series K040, Class A2, 3.24%, 9/25/2024	700,000	753,074
Series K030, Class A2, 3.25%, 4/25/2023 (e)	1,750,000	1,888,583
Series K006, Class A1, 3.40%, 7/25/2019	350,730	362,181

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 5/1/2026	$890,111	$941,239
3.50%, 1/1/2029	260,901	275,700
3.50%, 11/1/2029	845,789	893,818
3.50%, 2/1/2030	428,814	453,165
3.50%, 3/1/2032	841,733	889,409
3.50%, 5/1/2043	464,277	486,955
3.50%, 8/1/2043	1,601,557	1,679,787
3.50%, 8/1/2043	875,179	917,928
3.50%, 6/1/2044	741,198	776,436
3.50%, 8/1/2044	1,392,196	1,458,384
3.50%, 10/1/2044	813,210	851,872
3.50%, 11/1/2044	1,319,733	1,382,476
3.50%, 12/1/2044	1,316,558	1,379,151
3.50%, 1/1/2045	1,320,555	1,383,565
3.50%, 2/1/2045	1,798,639	1,884,461
3.50%, 7/1/2045	1,449,179	1,518,326
3.50%, 7/1/2045	1,161,446	1,216,864
3.50%, 10/1/2045	1,614,828	1,691,880
3.50%, 12/1/2045	1,337,163	1,400,966
3.50%, 12/1/2045	971,968	1,018,345
3.50%, 1/1/2046	2,087,554	2,187,638
TBA, 3.50%, 4/13/2046	3,900,000	4,083,422
3.75%, 3/27/2019	700,000	757,411
4.00%, 4/1/2019	14,445	15,126
4.00%, 4/1/2024	139,856	146,451
4.00%, 5/1/2025	99,147	104,009
4.00%, 6/1/2025	197,310	206,986
4.00%, 8/1/2025	58,916	61,805
4.00%, 9/1/2025	31,380	32,919
4.00%, 6/1/2026	535,313	562,615
4.00%, 10/1/2040	485,291	519,646
4.00%, 12/1/2041	1,452,011	1,554,767
4.00%, 4/1/2042	1,058,928	1,133,866
4.00%, 6/1/2042	2,104,899	2,252,766
4.00%, 5/1/2044	902,276	963,238
4.00%, 5/1/2044	535,676	571,868
4.00%, 7/1/2044	2,150,425	2,295,718
4.00%, 12/1/2044	862,062	920,307
4.00%, 4/1/2045	1,767,384	1,887,434
4.00%, 10/1/2045	2,474,962	2,643,075
TBA, 4.00%, 4/13/2046	1,650,000	1,761,117
4.50%, 5/1/2019	168,211	174,335
4.50%, 9/1/2024	2,536	2,668
4.50%, 10/1/2024	131,750	138,579
4.50%, 4/1/2038	755,482	821,088
4.50%, 2/1/2039	922,233	1,001,601
4.50%, 2/1/2039	4,449	4,833
4.50%, 6/1/2039	361,792	393,010
4.50%, 12/1/2039	289,307	314,271
4.50%, 6/1/2040	11,295	12,300
4.50%, 12/1/2040	1,075,365	1,171,020
4.50%, 4/1/2041	13,185	14,360
4.50%, 7/1/2041	735,412	800,910
4.50%, 8/1/2041	48,101	52,386
4.50%, 9/1/2041	323,948	352,800
4.50%, 10/1/2043	42,883	46,595
4.50%, 3/1/2044	616,631	670,051
4.50%, 8/1/2044	55,972	60,821
4.50%, 9/1/2044	1,026,218	1,115,121

4.88%, 6/13/2018	100,000	108,756
5.00%, 4/18/2017	723,000	755,237
5.00%, 3/1/2018	124,424	128,479
5.00%, 11/1/2035	35,578	39,193
5.00%, 12/1/2036	4,758	5,245
5.00%, 12/1/2036	4,310	4,731
5.00%, 2/1/2038	315,096	346,139
5.00%, 2/1/2038	724	795
5.00%, 2/1/2038	260,881	286,582
5.00%, 3/1/2038	202,566	222,523
5.00%, 3/1/2038	247,736	272,133
5.00%, 6/1/2038	104,293	114,568
5.00%, 11/1/2038	607,856	667,718
5.00%, 11/1/2038	274,582	301,633
5.00%, 1/1/2039	123,116	135,245
5.00%, 2/1/2039	284,936	312,762
5.00%, 3/1/2039	866,903	952,567
5.00%, 10/1/2039	83,234	91,434
5.13%, 11/17/2017	150,000	160,492
5.50%, 2/1/2022	11,579	12,847
5.50%, 11/1/2026	92,975	103,191
5.50%, 6/1/2027	24,885	27,610
5.50%, 4/1/2028	37,895	42,063
5.50%, 7/1/2028	64,194	71,256
5.50%, 7/1/2033	3,529	3,960
5.50%, 1/1/2037	210,201	234,203
5.50%, 1/1/2037	67,411	75,108
5.50%, 9/1/2037	3,349	3,731
5.50%, 11/1/2037	16,151	17,994
5.50%, 1/1/2038	138,889	154,740
5.50%, 4/1/2038	470,255	524,013
5.50%, 7/1/2038	1,857	2,069
5.50%, 7/1/2038	716,114	797,979
5.50%, 10/1/2038	12,127	13,513
5.50%, 11/1/2038	8,453	9,420
6.00%, 8/1/2031	16,903	19,360
6.00%, 3/1/2036	18,008	20,477
6.00%, 8/1/2036	127,847	145,374
6.00%, 1/1/2037	12,392	14,090
6.00%, 12/1/2037	12,251	13,930
6.00%, 10/1/2038	11,023	12,533
6.00%, 3/1/2040	12,441	14,146
6.00%, 5/1/2040	1,325,259	1,506,888
6.25%, 7/15/2032	100,000	146,448
6.50%, 11/1/2037	162,063	185,484
6.50%, 2/1/2038	39,298	44,979
6.50%, 9/1/2038	413,495	473,251
6.50%, 9/1/2039	162,300	186,890
6.75%, 3/15/2031	550,000	829,628
Federal National Mortgage Association:
Zero Coupon, 6/1/2017	700,000	693,676
Zero Coupon, 10/9/2019	400,000	380,890
0.75%, 4/20/2017	770,000	770,088
0.88%, 8/28/2017	800,000	800,470
0.88%, 10/26/2017	1,230,000	1,232,198
0.88%, 12/20/2017	250,000	250,331
0.88%, 5/21/2018	1,165,000	1,166,854
Series 0001, 1.00%, 9/27/2017	625,000	626,358

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.13%, 4/27/2017 (b)	$1,000,000	$1,004,302
1.13%, 7/20/2018	250,000	251,567
1.13%, 12/14/2018	250,000	251,528
1.38%, 1/28/2019	475,000	481,267
1.50%, 6/22/2020	500,000	505,557
1.63%, 11/27/2018	400,000	407,613
1.63%, 1/21/2020	250,000	254,458
1.75%, 1/30/2019	100,000	102,033
1.88%, 9/18/2018	300,000	307,361
2.13%, 4/1/2044 (e)	815,660	841,187
Series 2014-M1, Class ASQ2, 2.32%, 11/25/2018 (e)	806,676	822,318
Series 2013-M12, Class APT, 2.40%, 3/25/2023 (e)	866,538	876,381
2.50%, 7/1/2028	1,148,196	1,184,385
2.50%, 8/1/2028	738,141	761,405
2.50%, 8/1/2028	964,452	994,849
2.50%, 10/1/2028	781,785	806,425
2.50%, 2/1/2030	1,282,746	1,317,738
2.50%, 5/1/2030	1,855,741	1,906,364
2.50%, 7/1/2030	623,578	640,588
2.50%, 2/1/2031	2,086,250	2,143,670
2.50%, 10/1/2042	631,716	630,666
2.63%, 9/6/2024	470,000	495,931
3.00%, 8/1/2027	789,295	826,914
3.00%, 11/1/2028	1,349,476	1,411,810
3.00%, 6/1/2029	401,782	419,984
3.00%, 8/1/2029	759,440	793,845
3.00%, 8/1/2029	1,324,187	1,384,176
3.00%, 9/1/2029	774,026	809,091
3.00%, 6/1/2030	1,300,962	1,360,084
3.00%, 9/1/2030	207,419	216,845
3.00%, 11/1/2030	480,734	502,580
3.00%, 12/1/2030	1,431,769	1,496,836
3.00%, 2/1/2035	833,114	863,797
3.00%, 3/1/2035	630,610	653,835
3.00%, 2/1/2036	2,969,365	3,076,110
3.00%, 12/1/2042	846,298	870,110
3.00%, 1/1/2043	1,543,766	1,587,206
3.00%, 3/1/2043	1,749,787	1,799,024
3.00%, 4/1/2043	440,253	452,641
3.00%, 5/1/2043	810,213	833,012
3.00%, 5/1/2043	1,608,990	1,654,265
3.00%, 5/1/2043	2,400,695	2,468,247
3.00%, 6/1/2043	115,761	119,018
3.00%, 6/1/2043	1,592,140	1,636,941
3.00%, 6/1/2043	400,462	411,730
3.00%, 6/1/2043	1,177,146	1,210,270
3.00%, 7/1/2043	427,690	439,724
3.00%, 7/1/2043	1,081,307	1,111,734
3.00%, 7/1/2043	1,569,635	1,613,803
3.00%, 9/1/2045	1,437,919	1,476,224
3.00%, 11/1/2045	1,206,573	1,238,715
3.00%, 11/1/2045	2,140,928	2,197,961
TBA, 3.00%, 4/13/2046	3,150,000	3,231,703
3.50%, 10/1/2025	316,278	334,481
3.50%, 11/1/2025	363,857	384,799
3.50%, 3/1/2026	227,625	240,876
3.50%, 1/1/2027	1,268,345	1,341,342

3.50%, 5/1/2029	404,626	427,902
3.50%, 10/1/2029	770,467	814,786
3.50%, 12/1/2029	751,004	794,205
3.50%, 1/1/2030	820,513	867,149
3.50%, 6/1/2034	1,492,806	1,573,612
3.50%, 7/1/2034	2,902,290	3,059,391
3.50%, 12/1/2040	1,390,422	1,460,595
3.50%, 5/1/2042	2,906,364	3,052,325
3.50%, 8/1/2042	1,085,317	1,139,823
3.50%, 10/1/2042	898,896	944,040
3.50%, 1/1/2043	406,352	426,759
3.50%, 5/1/2043	377,464	396,009
3.50%, 7/1/2043	1,485,619	1,558,608
3.50%, 1/1/2044	1,550,877	1,627,072
3.50%, 10/1/2044	1,136,704	1,192,474
3.50%, 1/1/2045	1,066,820	1,119,375
3.50%, 1/1/2045	881,953	925,224
3.50%, 4/1/2045	2,075,440	2,177,684
3.50%, 5/1/2045	1,404,878	1,474,087
3.50%, 8/1/2045	1,850,418	1,941,577
3.50%, 8/1/2045	2,201,912	2,310,386
3.50%, 11/1/2045	1,618,890	1,698,642
3.50%, 12/1/2045	2,570,789	2,697,436
3.50%, 12/1/2045	5,756,414	6,039,996
TBA, 3.50%, 4/13/2046	7,050,000	7,392,586
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	888,000	964,874
4.00%, 7/1/2018	100,794	105,068
4.00%, 8/1/2018	352,812	367,773
4.00%, 8/1/2018	1,158	1,207
4.00%, 7/1/2019	900,275	938,451
4.00%, 1/1/2020	2,789	2,908
4.00%, 4/1/2024	204,992	214,972
4.00%, 1/1/2025	218,501	229,139
4.00%, 3/1/2026	142,565	149,620
4.00%, 12/1/2034	839,183	903,962
4.00%, 12/1/2040	902,435	966,836
4.00%, 12/1/2040	1,236,921	1,325,192
4.00%, 3/1/2041	1,714,639	1,837,029
4.00%, 12/1/2041	2,145,685	2,298,843
4.00%, 2/1/2042	608,703	652,199
4.00%, 10/1/2043	1,291,695	1,380,543
4.00%, 12/1/2043	176,398	188,532
4.00%, 6/1/2044	1,276,251	1,364,067
4.00%, 7/1/2044	674,163	720,551
4.00%, 7/1/2044	707,965	756,678
4.00%, 9/1/2044	1,104,565	1,180,568
4.00%, 10/1/2044	761,826	814,246
4.00%, 10/1/2044	889,235	950,421
4.00%, 12/1/2044	1,654,614	1,768,464
4.00%, 1/1/2045	340,105	363,628
4.00%, 3/1/2045	1,309,100	1,399,644
4.00%, 7/1/2045	1,762,161	1,884,040
4.00%, 9/1/2045	1,915,482	2,047,965
4.00%, 9/1/2045	953,264	1,019,196
4.00%, 9/1/2045	2,520,511	2,694,841
4.00%, 12/1/2045	1,387,018	1,482,951
TBA, 4.00%, 4/13/2046	1,500,000	1,602,891
4.50%, 4/1/2023	2,387	2,508

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 4/1/2023	$472,374	$496,278
4.50%, 8/1/2023	472	496
4.50%, 4/1/2031	463,139	508,549
4.50%, 4/1/2039	1,031,092	1,121,826
4.50%, 4/1/2040	898,874	980,302
4.50%, 10/1/2040	549,472	599,248
4.50%, 2/1/2041	1,124,873	1,226,937
4.50%, 5/1/2041	605,238	660,066
4.50%, 1/1/2042	2,009,404	2,191,723
4.50%, 9/1/2043	534,831	582,026
4.50%, 12/1/2043	1,101,694	1,198,912
4.50%, 12/1/2043	308,520	335,744
4.50%, 1/1/2044	345,939	376,475
4.50%, 2/1/2044	880,715	958,456
4.50%, 6/1/2044	1,552,014	1,689,011
TBA, 4.50%, 4/13/2046	1,200,000	1,305,844
5.00%, 5/11/2017	510,000	533,725
5.00%, 6/1/2018	36,230	37,494
5.00%, 7/1/2035	936,448	1,038,522
5.00%, 7/1/2040	470,969	521,784
5.00%, 9/1/2040	602,725	667,756
5.00%, 1/1/2042	1,336,303	1,480,483
5.00%, 3/1/2042	1,360,640	1,507,446
5.00%, 12/1/2043	318,391	352,022
5.00%, 7/1/2044	1,290,882	1,428,139
5.38%, 6/12/2017	1,710,000	1,803,070
5.50%, 7/1/2035	399,210	448,610
5.50%, 6/1/2038	71,397	79,985
5.50%, 6/1/2038	70,683	79,185
5.50%, 12/1/2038	501,512	561,838
5.50%, 12/1/2039	748,326	838,341
5.50%, 4/1/2040	1,259,854	1,429,110
5.50%, 7/1/2041	831,642	931,459
6.00%, 2/1/2037	424,395	483,273
6.00%, 10/1/2039	615,732	701,065
6.00%, 4/1/2040	787,622	896,966
6.63%, 11/15/2030	590,000	878,856
7.13%, 1/15/2030	525,000	803,965
7.25%, 5/15/2030	100,000	155,283
Government National Mortgage Association:
3.00%, 12/15/2042	1,060,104	1,101,691
3.00%, 12/15/2042	323,541	336,233
3.00%, 12/20/2042	921,589	959,977
3.00%, 12/20/2042	1,455,434	1,516,061
3.00%, 2/20/2043	1,962,987	2,041,129
3.00%, 4/20/2043	2,181,791	2,268,644
3.00%, 6/20/2043	1,507,354	1,567,358
3.00%, 12/20/2044	862,462	894,864
3.00%, 3/20/2045	952,406	988,111
3.00%, 4/20/2045	1,410,042	1,462,904
3.00%, 8/20/2045	1,744,413	1,809,811
3.00%, 1/20/2046	995,053	1,032,357
3.00%, 4/20/2046	700,000	724,609
TBA, 3.00%, 4/20/2046	3,000,000	3,109,219
3.50%, 2/15/2042	1,311,398	1,388,999
3.50%, 2/15/2042	1,523,732	1,613,898
3.50%, 4/15/2042	1,614,971	1,710,536
3.50%, 6/20/2042	1,461,280	1,551,465

3.50%, 4/15/2043	459,351	486,037
3.50%, 4/20/2043	1,422,436	1,510,223
3.50%, 7/20/2043	3,525,945	3,735,779
3.50%, 9/20/2043	1,394,501	1,477,490
3.50%, 10/20/2043	689,473	730,505
3.50%, 12/20/2043	330,751	350,434
3.50%, 1/20/2044	670,745	710,662
3.50%, 3/20/2044	647,244	685,036
3.50%, 10/20/2044	1,297,921	1,373,705
3.50%, 12/20/2044	1,013,994	1,073,200
3.50%, 2/20/2045	804,336	851,320
3.50%, 3/20/2045	967,876	1,024,414
3.50%, 4/20/2045	2,731,358	2,890,908
3.50%, 4/20/2045	2,716,391	2,875,066
3.50%, 6/20/2045	1,411,588	1,494,044
3.50%, 10/20/2045	2,049,683	2,169,414
3.50%, 11/20/2045	490,875	519,549
TBA, 3.50%, 4/20/2046	5,400,000	5,708,813
4.00%, 4/15/2040	1,389,455	1,495,928
4.00%, 6/15/2040	94,543	101,788
4.00%, 3/20/2044	269,212	287,906
4.00%, 4/20/2044	392,215	419,449
4.00%, 6/20/2044	569,315	608,846
4.00%, 7/15/2044	1,622,358	1,737,159
4.00%, 8/20/2044	591,680	632,764
4.00%, 9/20/2044	598,363	639,911
4.00%, 10/20/2044	557,950	596,692
4.00%, 12/20/2044	1,367,194	1,462,128
4.00%, 2/20/2045	957,588	1,024,081
4.00%, 5/15/2045	1,415,092	1,514,785
4.00%, 6/15/2045	1,297,327	1,388,723
4.00%, 8/20/2045	1,106,404	1,183,898
4.00%, 9/20/2045	1,692,210	1,810,734
4.00%, 10/20/2045	1,557,827	1,666,939
TBA, 4.00%, 4/20/2046 (f)	2,825,000	3,020,322
4.50%, 6/15/2039	100,499	109,786
4.50%, 7/15/2039	325,681	355,778
4.50%, 4/15/2040	1,348,244	1,477,469
4.50%, 6/15/2040	837,397	917,659
4.50%, 6/15/2040	24,741	27,112
4.50%, 3/15/2041	408,936	448,131
4.50%, 6/15/2041	498,784	545,023
4.50%, 9/20/2041	317,415	345,124
4.50%, 12/15/2041	75,203	82,175
4.50%, 1/15/2042	282,654	308,775
4.50%, 10/20/2043	240,202	258,386
4.50%, 4/20/2044	569,329	612,428
4.50%, 11/20/2044	1,469,040	1,578,768
4.50%, 12/20/2044	449,487	483,061
4.50%, 8/20/2045	967,117	1,039,570
4.50%, 9/20/2045	443,013	476,202
4.50%, 10/20/2045	839,423	902,310
4.50%, 4/20/2046	700,000	751,680
5.00%, 12/15/2038	358,113	397,306
5.00%, 4/15/2039	2,038,681	2,269,465
5.00%, 4/15/2039	2,987	3,325
5.00%, 5/15/2039	133,022	148,080
5.00%, 11/20/2041	1,706,031	1,885,625
5.00%, 5/20/2044	427,156	469,847

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 11/20/2044	$606,297	$664,546
5.50%, 6/15/2038	488,666	550,604
5.50%, 7/15/2038	602,741	679,138
5.50%, 2/15/2039	97,404	109,750
5.50%, 5/20/2044	604,397	682,706
6.00%, 1/15/2038	57,608	65,188
6.00%, 4/15/2038	285,453	322,851
6.00%, 6/15/2041	254,605	288,105
Tennessee Valley Authority:
2.88%, 9/15/2024	300,000	313,431
4.63%, 9/15/2060	14,000	15,935
5.25%, 9/15/2039	450,000	574,870
7.13%, 5/1/2030	66,000	96,859

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $382,768,736)		387,523,589

U.S. TREASURY OBLIGATIONS — 36.4%
Treasury Bonds:
2.50%, 2/15/2045	3,980,000	3,881,933
2.50%, 2/15/2046	2,200,000	2,145,594
2.75%, 8/15/2042	2,151,000	2,221,639
2.75%, 11/15/2042	2,852,000	2,941,125
2.88%, 5/15/2043	1,900,000	2,003,037
2.88%, 8/15/2045	4,800,000	5,051,184
3.00%, 11/15/2044	1,264,000	1,364,387
3.00%, 11/15/2045	4,600,000	4,968,322
3.13%, 11/15/2041	3,068,000	3,414,899
3.13%, 2/15/2042	2,232,000	2,482,877
3.13%, 2/15/2043	1,342,000	1,487,043
3.13%, 8/15/2044	2,578,000	2,853,485
3.38%, 5/15/2044	2,664,000	3,089,680
3.50%, 2/15/2039	700,000	833,273
3.63%, 8/15/2043	950,000	1,154,450
3.63%, 2/15/2044	1,532,000	1,859,434
3.75%, 8/15/2041	150,000	184,958
3.75%, 11/15/2043	4,012,000	4,986,033
3.88%, 8/15/2040	150,000	188,088
4.25%, 11/15/2040	400,000	529,720
4.38%, 11/15/2039	500,000	673,045
4.38%, 5/15/2040	2,750,000	3,701,720
4.38%, 5/15/2041	1,544,000	2,085,218
4.50%, 2/15/2036	1,350,000	1,852,565
4.50%, 8/15/2039	1,800,000	2,465,586
4.63%, 2/15/2040	1,000,000	1,393,120
4.75%, 2/15/2037	750,000	1,061,730
4.75%, 2/15/2041	500,000	710,360
5.25%, 11/15/2028	500,000	684,085
5.25%, 2/15/2029	250,000	343,377
5.38%, 2/15/2031	200,000	286,748
6.13%, 11/15/2027	2,200,000	3,172,026
6.25%, 8/15/2023	1,000,000	1,327,100
6.50%, 11/15/2026	1,800,000	2,613,168
6.88%, 8/15/2025 (b)	750,000	1,083,277
7.13%, 2/15/2023	1,000,000	1,367,430
8.13%, 8/15/2019	900,000	1,113,336
8.75%, 5/15/2020	738,000	963,097
8.75%, 8/15/2020	3,320,000	4,388,110
8.88%, 8/15/2017	713,000	792,813

Treasury Notes:
0.50%, 4/30/2017	9,850,000	9,836,505
0.50%, 7/31/2017	150,000	149,631
0.63%, 5/31/2017	950,000	949,421
0.63%, 6/30/2017	17,700,000	17,689,380
0.63%, 8/31/2017	549,000	548,341
0.63%, 9/30/2017	1,000,000	998,740
0.63%, 11/30/2017	992,000	990,353
0.63%, 4/30/2018	7,800,000	7,777,536
0.75%, 6/30/2017	150,000	150,150
0.75%, 10/31/2017	2,500,000	2,501,000
0.75%, 12/31/2017	4,805,000	4,806,874
0.75%, 1/31/2018	3,400,000	3,400,952
0.75%, 2/28/2018	650,000	650,143
0.75%, 3/31/2018	4,425,000	4,424,646
0.88%, 4/15/2017	650,000	651,495
0.88%, 4/30/2017	2,500,000	2,505,950
0.88%, 5/15/2017	550,000	551,331
0.88%, 6/15/2017 (b)	500,000	501,280
0.88%, 7/15/2017	800,000	802,024
0.88%, 8/15/2017	1,000,000	1,002,430
0.88%, 10/15/2017	3,600,000	3,608,712
0.88%, 11/15/2017	150,000	150,383
0.88%, 11/30/2017	2,000,000	2,004,880
0.88%, 1/15/2018	6,170,000	6,185,672
0.88%, 7/31/2019	490,000	488,883
1.00%, 9/15/2017	650,000	652,782
1.00%, 12/15/2017	150,000	150,672
1.00%, 2/15/2018	4,750,000	4,772,372
1.00%, 3/15/2018	500,000	502,475
1.00%, 5/31/2018	1,500,000	1,507,095
1.00%, 3/15/2019	2,200,000	2,208,602
1.00%, 9/30/2019	250,000	250,233
1.00%, 11/30/2019	250,000	249,927
1.13%, 12/31/2019	250,000	250,770
1.13%, 4/30/2020	400,000	400,644
1.13%, 2/28/2021 (b)	7,000,000	6,972,700
1.25%, 10/31/2018	3,400,000	3,437,366
1.25%, 11/15/2018	2,500,000	2,527,325
1.25%, 11/30/2018	250,000	252,805
1.25%, 12/15/2018	3,300,000	3,337,521
1.25%, 1/31/2019	5,470,000	5,531,537
1.25%, 1/31/2020	7,950,000	8,005,729
1.25%, 2/29/2020	1,680,000	1,691,239
1.38%, 6/30/2018	250,000	253,353
1.38%, 7/31/2018	750,000	760,035
1.38%, 9/30/2018	1,888,000	1,914,961
1.38%, 11/30/2018	250,000	253,673
1.38%, 12/31/2018	300,000	304,413
1.38%, 2/28/2019	3,300,000	3,348,543
1.38%, 1/31/2020	17,300,000	17,503,104
1.38%, 2/29/2020	8,190,000	8,281,891
1.38%, 3/31/2020	4,250,000	4,296,580
1.38%, 4/30/2020	2,000,000	2,020,980
1.38%, 5/31/2020	400,000	404,076
1.38%, 8/31/2020	3,100,000	3,129,760
1.38%, 9/30/2020	1,200,000	1,210,188
1.38%, 1/31/2021	3,000,000	3,021,930
1.50%, 8/31/2018	5,975,000	6,076,694
1.50%, 12/31/2018	6,700,000	6,821,203

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.50%, 1/31/2019	$750,000	$763,605
1.50%, 2/28/2019	750,000	763,612
1.50%, 3/31/2019 (b)	2,250,000	2,291,783
1.50%, 5/31/2019	1,250,000	1,272,462
1.50%, 10/31/2019	1,900,000	1,932,794
1.50%, 11/30/2019	2,685,000	2,730,269
1.50%, 1/31/2022	1,450,000	1,457,584
1.50%, 2/28/2023	7,400,000	7,380,464
1.63%, 3/31/2019	892,000	911,437
1.63%, 4/30/2019	1,475,000	1,507,229
1.63%, 6/30/2019	6,500,000	6,645,600
1.63%, 7/31/2019	542,000	553,929
1.63%, 8/31/2019	1,042,000	1,064,705
1.63%, 12/31/2019	3,200,000	3,268,064
1.63%, 11/30/2020	2,000,000	2,040,200
1.63%, 8/15/2022	1,972,000	1,991,227
1.63%, 11/15/2022	4,464,000	4,497,971
1.63%, 2/15/2026 (b)	2,500,000	2,464,150
1.75%, 9/30/2019	1,265,000	1,297,966
1.75%, 10/31/2020	1,900,000	1,947,158
1.75%, 12/31/2020	1,500,000	1,536,990
1.75%, 5/15/2022	3,966,000	4,034,295
1.75%, 9/30/2022	2,500,000	2,538,525
1.75%, 5/15/2023	3,950,000	4,004,787
1.88%, 8/31/2017	1,700,000	1,728,118
1.88%, 9/30/2017	1,370,000	1,393,756
1.88%, 10/31/2017	500,000	509,010
1.88%, 10/31/2022	47,000	48,081
2.00%, 7/31/2020	150,000	155,352
2.00%, 9/30/2020	400,000	414,688
2.00%, 11/30/2020	3,400,000	3,522,910
2.00%, 2/28/2021	150,000	155,466
2.00%, 5/31/2021	800,000	829,088
2.00%, 8/31/2021	2,150,000	2,225,293
2.00%, 10/31/2021	1,200,000	1,240,680
2.00%, 11/15/2021	1,150,000	1,189,422
2.00%, 2/15/2022	450,000	465,462
2.00%, 11/30/2022	6,300,000	6,492,150
2.00%, 2/15/2023	9,040,000	9,316,172
2.00%, 2/15/2025	950,000	970,406
2.00%, 8/15/2025	200,000	203,856
2.13%, 8/31/2020	1,000,000	1,041,270
2.13%, 1/31/2021	150,000	156,446
2.13%, 6/30/2021	1,000,000	1,042,340
2.13%, 8/15/2021	3,202,000	3,335,523
2.13%, 9/30/2021	700,000	728,784
2.13%, 12/31/2021	1,000,000	1,040,200
2.13%, 12/31/2022	4,000,000	4,155,000
2.13%, 5/15/2025	4,200,000	4,329,948
2.25%, 11/30/2017	2,500,000	2,562,650
2.25%, 7/31/2018	416,000	429,890
2.25%, 3/31/2021	1,150,000	1,205,890
2.25%, 4/30/2021	1,000,000	1,048,720
2.25%, 7/31/2021	900,000	944,010
2.25%, 11/15/2024	8,244,000	8,597,504
2.25%, 11/15/2025	1,500,000	1,561,260
2.38%, 7/31/2017	4,525,000	4,626,133
2.38%, 12/31/2020	2,678,000	2,821,434
2.38%, 8/15/2024	3,955,000	4,165,604

2.50%, 6/30/2017	150,000	153,408
2.50%, 8/15/2023	1,650,000	1,758,438
2.50%, 5/15/2024	10,675,000	11,352,649
2.63%, 4/30/2018	1,000,000	1,038,930
2.63%, 8/15/2020	4,700,000	4,995,395
2.63%, 11/15/2020	2,096,000	2,229,788
2.75%, 5/31/2017	150,000	153,621
2.75%, 12/31/2017	150,000	155,228
2.75%, 2/28/2018	2,000,000	2,076,620
2.75%, 2/15/2019	2,000,000	2,107,960
2.75%, 11/15/2023	5,383,000	5,831,512
2.75%, 2/15/2024	8,028,000	8,693,361
3.13%, 4/30/2017 (b)	150,000	153,956
3.13%, 5/15/2019	3,175,000	3,394,646
3.13%, 5/15/2021	1,404,000	1,533,491
3.38%, 11/15/2019	2,200,000	2,386,208
3.50%, 2/15/2018	2,250,000	2,366,077
3.50%, 5/15/2020	1,855,000	2,032,394
3.63%, 8/15/2019	750,000	816,435
3.63%, 2/15/2020	2,200,000	2,415,666
3.63%, 2/15/2021	3,484,000	3,878,842
3.75%, 11/15/2018	1,200,000	1,292,424
4.25%, 11/15/2017	150,000	158,483
4.75%, 8/15/2017	1,125,000	1,187,156

TOTAL U.S. TREASURY OBLIGATIONS (Cost $438,570,479)		451,060,972

MUNICIPAL BONDS & NOTES — 0.9%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	148,089
California, State General Obligation:
7.30%, 10/1/2039	500,000	733,070
7.35%, 11/1/2039	110,000	161,915
7.55%, 4/1/2039	225,000	344,484
7.63%, 3/1/2040	90,000	137,734
Los Angeles, CA, Department of Water & Power Revenue 6.57%, 7/1/2045	150,000	214,263
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	150,000	207,493
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	285,000	402,058
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series DE, 6.00%, 11/1/2040	50,000	64,099
University. of California:
Series J, 4.13%, 5/15/2045	300,000	303,468
Series AQ, 4.77%, 5/15/2115	75,000	76,396
Series AD, 4.86%, 5/15/2112	150,000	153,888

		2,946,957

CONNECTICUT — 0.1%
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	115,429

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Connecticut, State Special Tax Obligation Revenue Series B, 5.46%, 11/1/2030	$120,000	$141,066
State of Connecticut 5.63%, 12/1/2029	405,000	483,574

		740,069

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	217,922
7.06%, 4/1/2057	250,000	294,568
State of Georgia Series H, 4.50%, 11/1/2025	200,000	227,368

		739,858

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	83,325
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	25,000	30,674
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	35,826
Series B, 7.75%, 1/1/2042	50,000	49,849
Illinois, State General Obligation 7.35%, 7/1/2035	300,000	327,768
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	220,000	278,483
State of Illinois:
5.10%, 6/1/2033	320,000	299,248
5.65%, 12/1/2038	5,000	4,839

		1,110,012

KANSAS — 0.0% (a)
Kansas Devlopment Finance Authority Series H, 4.93%, 4/15/2045	50,000	52,711

LOUISIANA — 0.0% (a)
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	360,000	402,163

MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts 4.91%, 5/1/2029	100,000	120,284

MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	118,901

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	103,601
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	275,000	395,802
Rutgers University, Revenue 5.67%, 5/1/2040	230,000	281,916

		781,319

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	283,882
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	123,667
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	106,187
New York, NY, Metropolitan Transportation Authority Revenue:
6.55%, 11/15/2031	350,000	460,418
6.67%, 11/15/2039	150,000	203,905
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	85,000	108,351
Port Authority of New York & New Jersey:
Series 192, 4.81%, 10/15/2065	150,000	167,219
5.86%, 12/1/2024	325,000	411,502

		1,865,131

OHIO — 0.1%
Ohio State University, General Receipts Revenue:
4.05%, 12/1/2056	50,000	52,505
Series C, 4.91%, 6/1/2040	100,000	118,770
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	246,860
8.08%, 2/15/2050	300,000	456,171

		874,306

OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	123,462

PENNSYLVANIA — 0.1%
Pennsylvania, State General Obligation 5.45%, 2/15/2030	440,000	521,484
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	94,796
State Public School Building Authority 5.00%, 9/15/2027	99,000	105,327

		721,607

TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,490

TEXAS — 0.0% (a)
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	75,000	101,908
North Texas, Tollway Authority Revenue Series C, 6.72%, 1/1/2049	50,000	72,640

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	$75,000	$99,150
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	110,000	134,193
University of Texas, Revenue Series A, 3.85%, 8/15/2046	50,000	54,138

		462,029

WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	186,271

TOTAL MUNICIPAL BONDS & NOTES (Cost $10,497,955)		11,255,570

ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust 2014-3 Series 2014-3, Class C, 2.58%, 9/8/2020.	1,000,000	1,001,600
Capital Auto Receivables Asset Trust 2015-3 Series 2015-3, Class A3, 1.94%, 1/21/2020	500,000	502,900
CarMax Auto Owner Trust 2015-4 1.83%, 6/15/2021	750,000	754,575
GM Financial Automobile Leasing Trust 2015-2 Series 2015-2, Class A3, 1.68%, 12/20/2018	600,000	600,480

		2,859,555

CREDIT CARD — 0.1%
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A5, 1.48%, 7/15/2020	200,000	200,960
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1, 5.35%, 2/7/2020	525,000	562,590

		763,550

FOREST PRODUCTS & PAPER — 0.1%
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	338,925
Discover Card Execution Note Trust:
Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	510,000
Series 2007-A1, Class A1, 5.65%, 3/16/2020	300,000	319,350
Synchrony Credit Card Master Note Trust Series 2012-6, Class A, 1.36%, 8/17/2020	500,000	499,500

		1,667,775

IRON/STEEL — 0.1%
Chase Issuance Trust Series 2015-A2, Class A2, 1.59%, 2/18/2020	500,000	503,150

TOTAL ASSET-BACKED SECURITIES (Cost $5,802,214)		5,794,030

MORTGAGE-BACKED SECURITIES — 1.1%
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class A1, 1.38%, 9/10/2046	212,842	211,603
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	1,000,000	1,038,418
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	524,082
COMM 2012-LC4 Mortgage Trust Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,610,728
COMM 2014-UBS3 Mortgage Trust Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	534,404
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	547,391
CSAIL 2015-C3 Commercial Mortgage Trust Series 2015-C3, Class A1, 1.72%, 8/15/2048	924,123	922,528
FHLMC Multifamily Structured Pass Through Certificates 4.49%, 11/25/2019	1,000,000	1,099,520
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,657,570
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	521,480
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	250,000	259,201
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	923,511
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,615,720
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2, 1.87%, 11/15/2045	800,000	798,758
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.19%, 3/10/2046	1,000,000	1,038,483
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	206,006

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,342,160)		13,509,403

SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	63,192,113	63,192,113

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
State Street Navigator Securities Lending Prime Portfolio (g) (i)	$16,824,084	$16,824,084

TOTAL SHORT-TERM INVESTMENTS (Cost $80,016,197)		80,016,197

TOTAL INVESTMENTS — 105.3% (Cost $1,280,803,195)		1,305,291,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(65,802,574)

NET ASSETS — 100.0%		$1,239,488,436

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(f)	When-issued security.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.
(i)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

TBA = To Be Announced

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$578,797	$—	$578,797
Aerospace & Defense	—	4,568,353	—	4,568,353
Agriculture	—	2,252,489	—	2,252,489
Airlines	—	1,368,446	—	1,368,446
Apparel	—	102,006	—	102,006
Auto Manufacturers	—	6,430,532	—	6,430,532
Auto Parts & Equipment	—	530,240	—	530,240
Banks	—	65,916,735	—	65,916,735
Beverages	—	8,786,208	—	8,786,208
Biotechnology	—	4,553,007	—	4,553,007
Chemicals	—	5,875,648	—	5,875,648
Commercial Services	—	2,154,636	—	2,154,636
Construction Materials	—	391,060	—	391,060
Distribution & Wholesale	—	120,759	—	120,759
Diversified Financial Services	—	11,416,475	—	11,416,475
Electric	—	20,907,631	—	20,907,631
Electrical Components & Equipment	—	613,237	—	613,237
Electronics	—	1,783,483	—	1,783,483
Engineering & Construction	—	303,758	—	303,758
Environmental Control	—	745,439	—	745,439
Food	—	5,669,824	—	5,669,824
Forest Products & Paper	—	1,316,619	—	1,316,619
Gas	—	910,806	—	910,806
Hand & Machine Tools	—	269,610	—	269,610
Health Care Products	—	5,782,423	—	5,782,423
Health Care Services	—	4,825,365	—	4,825,365
Holding Companies-Divers	—	414,668	—	414,668
Home Furnishings	—	165,874	—	165,874
Household Products	—	1,105,507	—	1,105,507
Household Products & Wares	—	604,761	—	604,761
Housewares	—	672,960	—	672,960
Insurance	—	10,005,242	—	10,005,242
Internet	—	2,201,194	—	2,201,194
Investment Company Security	—	143,364	—	143,364
Iron/Steel	—	1,137,753	—	1,137,753

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$—	$6,957,241	$—	$6,957,241
Leisure Time	—	176,225	—	176,225
Lodging	—	233,790	—	233,790
Machinery, Construction & Mining	—	1,430,743	—	1,430,743
Machinery-Diversified	—	1,895,313	—	1,895,313
Media	—	12,180,781	—	12,180,781
Metal Fabricate & Hardware	—	369,230	—	369,230
Mining	—	2,960,596	—	2,960,596
Miscellaneous Manufacturer	—	4,156,178	—	4,156,178
Multi-National	—	6,541,245	—	6,541,245
Office & Business Equipment	—	604,672	—	604,672
Oil & Gas	—	20,533,896	—	20,533,896
Oil & Gas Services	—	1,849,319	—	1,849,319
Packaging & Containers	—	362,540	—	362,540
Pharmaceuticals	—	14,871,159	—	14,871,159
Pipelines	—	9,984,093	—	9,984,093
Real Estate	—	601,070	—	601,070
Real Estate Investment Trusts (REITS)	—	8,603,148	—	8,603,148
Retail	—	11,613,289	—	11,613,289
Semiconductors	—	2,453,711	—	2,453,711
Software	—	6,689,643	—	6,689,643
Telecommunications	—	18,803,767	—	18,803,767
Textiles	—	121,245	—	121,245
Tobacco	—	659,018	—	659,018
Toys/Games/Hobbies	—	51,021	—	51,021
Transportation	—	6,260,490	—	6,260,490
Trucking & Leasing	—	325,404	—	325,404
Water	—	244,601	—	244,601
Foreign Government Obligations	—	39,972,912	—	39,972,912
U.S. Government Agency Obligations	—	387,523,589	—	387,523,589
U.S. Treasury Obligations	—	451,060,972	—	451,060,972
Municipal Bonds & Notes
California	—	2,946,957	—	2,946,957
Connecticut	—	740,069	—	740,069
Georgia	—	739,858	—	739,858
Illinois	—	1,110,012	—	1,110,012
Kansas	—	52,711	—	52,711
Louisiana	—	402,163	—	402,163
Massachusetts	—	120,284	—	120,284
Mississippi	—	118,901	—	118,901
New Jersey	—	781,319	—	781,319
New York	—	1,865,131	—	1,865,131
Ohio	—	874,306	—	874,306
Oregon	—	123,462	—	123,462
Pennsylvania	—	721,607	—	721,607
Tennessee	—	10,490	—	10,490
Texas	—	462,029	—	462,029
Washington	—	186,271	—	186,271
Asset-Backed Securities
Automobile	—	2,859,555	—	2,859,555
Credit Card	—	763,550	—	763,550
Forest Products & Paper	—	1,667,775	—	1,667,775
Iron/Steel	—	503,150	—	503,150
Mortgage-Backed Securities	—	13,509,403	—	13,509,403
Short-Term Investments	80,016,197	—	—	80,016,197

TOTAL INVESTMENTS	$80,016,197	$1,225,274,813	$—	$1,305,291,010

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 100.5%
ALABAMA — 0.4%
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2017	$1,030,000	$1,088,597
Series A, 5.00%, 8/1/2022	3,465,000	4,233,571
Birmingham, AL, Waterworks Board Revenue:
5.00%, 1/1/2041	200,000	221,828
Series A, 5.00%, 1/1/2042	200,000	229,380
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	511,430
University of Alabama, General Revenue Series D-2, 5.00%, 10/1/2037	230,000	262,635

		6,547,441

ALASKA — 0.8%
Alaska, State General Obligation
Series A, 5.00%, 8/1/2018	300,000	328,200
Municipality of Anchorage AK
Series B, 5.00%, 9/1/2019	11,700,000	13,241,943
State of Alaska, General Obligation
Series A, 5.00%, 8/1/2034	800,000	950,720

		14,520,863

ARIZONA — 1.9%
Arizona, Board of Regents, University System Revenue 5.00%, 6/1/2029	250,000	313,647
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 12/1/2031	14,045,000	16,815,236
Arizona, State Transportation Board, Highway Revenue:
Series A, 5.00%, 7/1/2018	2,500,000	2,734,250
Series A, 5.00%, 7/1/2022	170,000	201,848
Series A, 5.00%, 7/1/2036	1,000,000	1,156,560
Mesa, AZ, Excise Tax Revenue
5.00%, 7/1/2027	2,000,000	2,100,260
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue 5.00%, 7/1/2017	1,500,000	1,580,940
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue:
5.00%, 7/1/2025	700,000	833,483
5.00%, 7/1/2029	400,000	485,980
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2039	3,325,000	3,862,386
Series B, 5.00%, 7/1/2026	1,000,000	1,238,800
Series B, 5.00%, 7/1/2027	1,435,000	1,764,132
Scottsdale, AZ, General Obligation 3.00%, 7/1/2022	170,000	186,621

		33,274,143

ARKANSAS — 0.4%
Arkansas, State General Obligation:
5.00%, 4/1/2020	100,000	115,603
5.00%, 6/15/2021	125,000	148,849
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	576,379
Little Rock School District 3.00%, 2/1/2024	5,555,000	5,793,420

		6,634,251

CALIFORNIA — 18.9%
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2029	5,000,000	6,192,750
Series A, 5.00%, 9/15/2031	1,000,000	1,152,720
Series A, 5.00%, 9/15/2032	2,000,000	2,301,720
California, Bay Area Toll Authority Revenue 5.00%, 4/1/2028	550,000	662,310
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 5.00%, 6/1/2020	350,000	407,932
Series B, 5.00%, 6/1/2027	1,000,000	1,309,110
Series B, 5.00%, 6/1/2029	900,000	1,196,190
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2018	605,000	672,984
Series AS, 5.00%, 12/1/2024	260,000	330,221
California, State Educational Facilities, Authority Revenue:
Series U-2, 5.00%, 10/1/2032	500,000	668,865
Series U-3, 5.00%, 6/1/2043	855,000	1,173,000
Series U-6, 5.00%, 5/1/2045	100,000	138,372
California, State General Obligation:
3.25%, 3/1/2032	250,000	257,613
4.00%, 8/1/2017	250,000	261,210
5.00%, 3/1/2018	3,250,000	3,513,412
5.00%, 8/1/2018	12,490,000	13,700,531
5.00%, 2/1/2019	1,650,000	1,840,525
5.00%, 10/1/2019	100,000	113,940
5.00%, 10/1/2019	250,000	284,850
5.00%, 10/1/2019	500,000	569,700
5.00%, 8/1/2021	4,000,000	4,774,520
5.00%, 10/1/2022	1,445,000	1,767,596
5.00%, 10/1/2022	2,720,000	3,327,240
5.00%, 2/1/2023	525,000	632,919
5.00%, 10/1/2023	320,000	398,288
5.00%, 11/1/2023	3,900,000	4,860,921
5.00%, 3/1/2024	1,875,000	2,345,025
5.00%, 8/1/2024	15,700,000	19,759,863
5.00%, 9/1/2024	200,000	247,622
5.00%, 3/1/2025	165,000	208,730
5.00%, 10/1/2025	100,000	124,997
5.00%, 3/1/2026	1,000,000	1,252,860
5.00%, 8/1/2027	4,260,000	5,321,336
5.00%, 8/1/2028	1,000,000	1,228,790
5.00%, 10/1/2029	2,675,000	2,889,053
5.00%, 8/1/2030	1,220,000	1,497,233
5.00%, 8/1/2032	125,000	150,741
5.00%, 8/1/2033	6,680,000	8,022,012

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 8/1/2034	$5,350,000	$6,446,001
5.00%, 8/1/2035	8,000,000	9,602,080
5.00%, 8/1/2045	3,780,000	4,468,225
5.25%, 9/1/2029	150,000	185,844
Series B, 5.00%, 9/1/2017	7,855,000	8,334,548
Series B, 5.00%, 9/1/2023	2,900,000	3,604,265
California, State Public Works Board, Lease Revenue:
Series F, 5.00%, 10/1/2018	350,000	386,337
Series G, 5.00%, 12/1/2021	100,000	121,021
Series G, 5.00%, 12/1/2024	215,000	260,195
Coast, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2020	500,000	584,390
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,754,133
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,956,255
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2024	295,000	341,067
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	6,550,000	7,648,762
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	1,905,000	2,391,785
Series A, 5.00%, 6/1/2029	5,035,000	6,283,328
Series B, 5.00%, 6/1/2022	115,000	140,701
Grossmont, CA, Community College District, Election of 2012 Series A, 5.25%, 8/1/2038	3,200,000	3,847,040
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	119,876
5.00%, 8/1/2022	100,000	122,385
Long Beach, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2039	2,000,000	2,359,820
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	300,913
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 6/1/2026	2,090,000	2,701,429
Series F, 4.00%, 8/1/2032	3,380,000	3,695,929
Los Angeles, CA, Department of Water Series A, 5.00%, 7/1/2036	5,000,000	5,723,550
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	7,400,000	8,628,696
Series A, 5.00%, 7/1/2039	1,000,000	1,180,980
Series B, 5.00%, 7/1/2019	320,000	362,662
Series B, 5.00%, 7/1/2035	2,000,000	2,377,340
Series B, 5.00%, 7/1/2043	775,000	903,293
Series D, 5.00%, 7/1/2022	185,000	225,889

Series D, 5.00%, 7/1/2033	1,000,000	1,205,720
Series D, 5.00%, 7/1/2039	3,875,000	4,560,565
Los Angeles, CA, General Obligation:
Series A, 5.00%, 9/1/2024	355,000	424,988
Series B, 5.00%, 9/1/2021	100,000	120,121
Series B, 5.00%, 9/1/2022	4,105,000	4,938,110
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,050,000	2,384,314
Los Angeles, CA, Redevelopment Authority, Tax Allocation 5.25%, 12/1/2025 (a)	3,505,000	4,406,135
Los Angeles, CA, Unified School District, General Obligation:
Series A, 4.00%, 7/1/2040	250,000	269,405
Series A, 5.00%, 7/1/2021	2,500,000	2,986,550
Series A, 5.00%, 7/1/2023	9,500,000	11,802,040
Series B, 5.00%, 7/1/2021	2,500,000	2,986,550
Series C, 5.00%, 7/1/2021	2,500,000	2,986,550
Series D, 5.00%, 7/1/2021	2,500,000	2,986,550
Marin, CA, Water District Financing Authority Series A, 5.00%, 7/1/2044	500,000	571,775
Metropolitan Water District of Southern California Series C, 5.00%, 10/1/2027	4,120,000	5,388,012
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 3.00%, 2/1/2031	400,000	406,416
Series A, 5.00%, 2/1/2035	1,955,000	2,341,210
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A, 5.25%, 6/1/2031	150,000	183,243
San Antonio, CA, Community College District, General Obligation 0.00%, 8/1/2043 (b)	2,160,000	1,664,971
San Bernardino, CA, Community College District Series A, 5.00%, 8/1/2029	1,000,000	1,187,630
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2023	100,000	124,361
Series A, 5.00%, 5/15/2034	8,000,000	9,841,200
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	403,159
Series A, 5.00%, 4/1/2029	700,000	856,653
Series A, 5.00%, 4/1/2037	225,000	265,149
San Diego County, CA, Regional, Transportation Commission, Sales Tax Revenue Series A, 5.00%, 4/1/2039	155,000	181,679
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2025	100,000	123,447
5.00%, 5/1/2027	105,000	128,876
5.00%, 5/1/2028	105,000	128,506

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

San Diego, CA, Community College District:
5.00%, 8/1/2020	$100,000	$117,109
5.00%, 8/1/2043	1,820,000	2,074,309
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	1,200,000	1,424,268
San Diego, CA, Unified School District Series I, Zero Coupon, 7/1/2037	250,000	111,163
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A, 5.00%, 7/1/2030	500,000	600,215
Series A, 5.00%, 7/1/2032	1,000,000	1,191,270
Series A, 5.00%, 7/1/2036	500,000	582,450
San Francisco, CA, City & County Public Utilities Commission Series B, 5.00%, 10/1/2026	1,110,000	1,349,360
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C, 4.00%, 11/1/2032	750,000	802,088
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series A, 5.00%, 11/1/2024	2,400,000	2,880,096
Series A, 5.00%, 11/1/2030	5,000,000	5,938,000
Series B, COPs, 5.00%, 9/1/2018	9,755,000	10,721,818
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,705,914
Series A, 5.00%, 6/1/2039	400,000	458,084
San Marcos, CA, Unified School District Election of 2010 Series A, 5.00%, 8/1/2038	150,000	169,452
San Mateo County, CA, Transportation Authority Revenue Series A, 5.00%, 6/1/2022	750,000	917,617
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	755,963
Series B, 5.00%, 8/1/2022	100,000	122,317
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,650,000	1,772,248
Southern, CA, Public Power Authority Revenue:
5.25%, 7/1/2030	500,000	592,180
Series A, 5.00%, 7/1/2023	3,725,000	4,434,501
Series A, 5.00%, 7/1/2025	500,000	594,120
University of California, Revenue:
Series A, 5.00%, 11/1/2019	150,000	171,515
Series A, 5.00%, 11/1/2021	2,500,000	3,009,050
Series A, 5.00%, 11/1/2030	4,750,000	5,867,390
Series A, 5.00%, 11/1/2032	1,135,000	1,389,978
Series A, 5.00%, 11/1/2045	4,280,000	5,086,095
Series AB, 5.00%, 5/15/2025	2,635,000	3,121,289
Series AF, 5.00%, 5/15/2019	3,335,000	3,763,414
Series AI, 5.00%, 5/15/2032	200,000	236,818
Series AI, 5.00%, 5/15/2033	10,000,000	11,790,400

Series AI, 5.00%, 5/15/2034	740,000	869,833
Series AM, 5.00%, 5/15/2027	565,000	697,990
Series AM, 5.00%, 5/15/2049	1,000,000	1,148,450
Series AO, 5.00%, 5/15/2025	6,500,000	8,322,275
Series G, 5.00%, 5/15/2026	670,000	808,610
Ventura County, CA, Public Financing Authority, Lease Revenue Series A, 5.00%, 11/1/2030	640,000	768,154

		335,836,128

COLORADO — 0.8%
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	100,000	121,517
Boulder Valley, CO, School District No. 2, General Obligation 5.00%, 12/1/2040	3,085,000	3,607,938
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 5.00%, 3/1/2031	2,000,000	2,569,880
Series A, 5.00%, 3/1/2033	895,000	1,139,917
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H COPs, 3.25%, 3/15/2035	500,000	504,850
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A, COPs, 5.00%, 11/1/2024	105,000	131,201
Denver, CO, City & County School District No. 1, General Obligation Series B, 5.00%, 12/1/2027	2,000,000	2,501,700
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 3.00%, 4/1/2029	650,000	663,968
Regional, CO, Transportation District, Sales Tax Revenue:
Series A, 5.00%, 11/1/2028	125,000	152,809
Series A, 5.00%, 11/1/2028	1,600,000	2,061,200
Series A, 5.00%, 11/1/2031	460,000	552,745
Series A, 5.00%, 11/1/2032	415,000	496,676
University of Colorado, Enterprise System Revenue Series A, 5.00%, 6/1/2035	190,000	221,941

		14,726,342

CONNECTICUT — 2.4%
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2017	310,000	329,927
Series A, 5.00%, 10/15/2020	250,000	288,757
Series C, 5.00%, 6/1/2018	900,000	976,968
Series C, 5.00%, 7/15/2022	7,460,000	8,905,077
Series D, 5.00%, 11/1/2025	285,000	331,828
Series D, 5.00%, 6/15/2031	360,000	426,301
Series F, 4.00%, 11/15/2017	1,000,000	1,051,780
Series F, 5.00%, 11/15/2021	6,415,000	7,569,636
Series F, 5.00%, 11/15/2024	1,000,000	1,226,450
Series F, 5.00%, 11/15/2026	1,275,000	1,556,992

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A, 5.00%, 4/1/2033	$1,750,000	$1,880,305
State of Connecticut, Special Tax Revenue:
Series A, 4.00%, 8/1/2035	2,630,000	2,822,490
Series A, 5.00%, 8/1/2029	100,000	121,879
Series A, 5.00%, 8/1/2032	5,000,000	5,983,000
Series A, 5.00%, 8/1/2033	1,605,000	1,911,764
Series A, 5.00%, 8/1/2034	1,135,000	1,345,747
University of Connecticut, Revenue:
Series A, 5.00%, 2/15/2025	5,200,000	6,047,392
Series A, 5.00%, 11/15/2028	115,000	137,758

		42,914,051

DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	2,904,376
5.00%, 3/1/2020	350,000	404,509
Series B, 5.00%, 2/1/2021	370,000	438,735
Series B, 5.00%, 7/1/2023	285,000	355,837
Delaware, State Transportation Authority 5.00%, 7/1/2022	2,250,000	2,735,257
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,238,524
5.00%, 10/1/2038	2,315,000	2,792,515

		10,869,753

DISTRICT OF COLUMBIA — 0.8%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2022	130,000	157,764
Series A, 5.00%, 6/1/2038	4,000,000	4,723,920
District of Columbia, Income Tax Secured Revenue:
Series A, 5.00%, 12/1/2036	590,000	688,654
Series C, 4.00%, 12/1/2035	1,500,000	1,610,445
Series C, 4.00%, 12/1/2037	1,000,000	1,067,360
Series C, 5.00%, 12/1/2037	500,000	588,595
Series G, 5.00%, 12/1/2031	200,000	236,150
District of Columbia, Water & Sewer Authority:
Series A, 5.00%, 10/1/2032	3,850,000	4,696,115
Series B, 5.00%, 10/1/2034	290,000	349,003

		14,118,006

FLORIDA — 3.6%
Broward County, FL, Water & Sewer Utility Revenue Series A, 5.00%, 10/1/2037	450,000	522,553
Florida, State Board of Education:
Series A, 5.00%, 6/1/2020	150,000	173,697
Series D, 5.00%, 6/1/2022	360,000	426,604
Florida, State Board of Education, Capital Outlay Series B, 5.00%, 6/1/2025	2,000,000	2,407,480

Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2024	3,000,000	3,756,090
Series E, 5.00%, 6/1/2019	8,400,000	9,455,040
Florida, State Board of Education, General Obligation Series E, 5.00%, 6/1/2017	1,530,000	1,606,485
Florida, State Department of Management Services, Certificates of Participation Series A, COPs, 5.00%, 8/1/2021	265,000	315,708
Florida, State General Obligation 5.00%, 7/1/2019	2,300,000	2,597,160
Hillsborough County, FL, School Board, Certificates of Participation Series A, COPs, 5.00%, 7/1/2029	810,000	945,626
Jacksonville, FL, Improvement Revenue 5.00%, 10/1/2027	130,000	155,369
Jacksonville, FL, Special Revenue:
Series C, 5.00%, 10/1/2021	190,000	226,127
Series C, 5.00%, 10/1/2024	315,000	379,254
Series C, 5.00%, 10/1/2031	335,000	390,771
Jacksonville, FL, Transit Revenue Series A, 5.00%, 10/1/2026	1,950,000	2,326,584
JEA, FL, Water & Sewer System Revenue Series B, 5.00%, 10/1/2034	170,000	198,650
Miami-Dade County, FL, General Obligation 5.00%, 7/1/2027	1,250,000	1,440,125
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	527,945
5.00%, 7/1/2037	5,385,000	6,178,103
5.00%, 7/1/2042	1,200,000	1,364,088
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2020	735,000	839,127
Orange County, FL, School Board, Certificates of Participation Series C, COPs, 5.00%, 8/1/2029	6,635,000	8,012,625
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022	4,750,000	5,738,380
Orlando County, FL, Contract Tourist Development Series A, 5.00%, 11/1/2044	4,105,000	4,695,956
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series A, 5.25%, 11/1/2031	400,000	482,220
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	955,848
South Florida Water Management District, Certificates of Participation COPs, 5.00%, 10/1/2022	2,065,000	2,501,768
State of Florida Series A, 5.00%, 6/1/2018	325,000	354,182

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	$2,000,000	$2,369,540
University of Miami 4.00%, 9/1/2039	2,465,000	2,612,998

		63,956,103

GEORGIA — 2.2%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	3,265,000	4,002,433
Atlanta, GA, Water & Wastewater System Revenue Series B, 5.25%, 11/1/2029	405,000	496,736
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,780,000	1,837,903
Georgia, State Gas 5.00%, 2/1/2027	3,500,000	4,400,025
Georgia, State General Obligation:
Series A-1, 5.00%, 2/1/2017	100,000	103,653
Series C, 5.00%, 7/1/2017	1,000,000	1,054,350
Series C, 5.00%, 7/1/2019	6,900,000	7,805,694
Series C, 5.00%, 10/1/2021	100,000	120,245
Georgia, State Private Colleges & Universities Authority Revenue Series A, 5.00%, 9/1/2041	5,965,000	6,844,480
Gwinnett County, GA, School District 5.00%, 8/1/2022	10,000,000	12,224,900

		38,890,419

HAWAII — 0.9%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2017	1,240,000	1,318,269
Series A, 5.00%, 11/1/2022	100,000	122,247
Series A, 5.00%, 10/1/2025	100,000	128,301
Series A, 5.00%, 10/1/2029	475,000	589,256
Series A, 5.00%, 10/1/2037	700,000	834,624
Series A, 5.00%, 10/1/2038	2,250,000	2,672,347
Series A, 5.25%, 8/1/2034	1,500,000	1,778,235
Series B, 5.00%, 10/1/2018	770,000	849,333
Series B, 5.00%, 10/1/2029	485,000	601,662
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	100,000	118,908
Series DZ, 5.00%, 12/1/2026	20,000	24,083
Series DZ, 5.00%, 12/1/2026	180,000	212,963
Series DZ, 5.00%, 12/1/2029	990,000	1,162,507
Series EA, 5.00%, 12/1/2018	125,000	138,418
Series EA, 5.00%, 12/1/2022	180,000	215,113
Series EA, 5.00%, 12/1/2023	250,000	298,018
Series EH, 5.00%, 8/1/2020	105,000	122,093
Series ET, 4.00%, 10/1/2026	4,100,000	4,793,925
Series EZ, 5.00%, 10/1/2024	600,000	752,664
Hawaii, State Highway Revenue Series A, 5.00%, 1/1/2032	100,000	117,669

		16,850,635

ILLINOIS — 1.6%
Cook County Community College District No 508 5.25%, 12/1/2043	5,000,000	5,586,500
Illinois, State Finance Authority
Series A, 5.00%, 10/1/2029	125,000	149,296

Illinois, State Finance Authority Revenue:
Series A, 5.00%, 10/1/2030	1,250,000	1,443,312
Series A, 5.00%, 10/1/2051	5,020,000	5,511,307
Illinois, State General Obligation Series A, 4.00%, 4/1/2031	1,500,000	1,565,055
Illinois, State Toll Highway Authority Series B, 5.00%, 1/1/2040	4,380,000	5,070,770
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 1/1/2035	1,345,000	1,519,352
Series B, 5.00%, 1/1/2037	4,000,000	4,563,480
Series B, 5.00%, 1/1/2038	1,000,000	1,139,390
Illinois, University of Chicago, Finance Authority Revenue Series A, 4.00%, 10/1/2032	955,000	1,020,456
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	907,171
University of Illinois Series A, 4.00%, 4/1/2035	250,000	259,818

		28,735,907

INDIANA — 0.4%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue:
Series A, 4.00%, 8/1/2030	2,325,000	2,495,330
Series A, 4.00%, 2/1/2038	1,335,000	1,405,021
Indiana, University Revenue Series A, 5.00%, 6/1/2041	2,650,000	3,172,500

		7,072,851

IOWA — 0.0% (c)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	125,000	149,133

KANSAS — 0.5%
Kansas, State Department of Transportation, Highway Revenue Series B, 5.00%, 9/1/2019	225,000	255,870
Kansas, State Development Finance Authority Revenue Series G, 5.00%, 4/1/2029	1,600,000	1,878,560
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	500,000	520,720
State of Kansas Department of Transportation 5.00%, 9/1/2034	5,000,000	6,088,600

		8,743,750

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2023	250,000	303,117
Series B, 5.00%, 7/1/2022	2,565,000	3,062,302
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
Series A, 5.00%, 5/15/2034	700,000	813,344
Series B, 4.00%, 5/15/2037	645,000	678,405

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

University of Kentucky, General Receipts Revenue Series A, 4.00%, 4/1/2044	$800,000	$830,496

		5,687,664

LOUISIANA — 1.2%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	3,335,000	3,845,722
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2021	100,000	118,590
Series A-1, 5.00%, 5/1/2023	250,000	303,303
Series A-1, 5.00%, 5/1/2027	135,000	160,826
Louisiana, State General Obligation:
Series A, 5.00%, 2/1/2027	3,570,000	4,287,463
Series A, 5.00%, 2/1/2028	1,000,000	1,194,620
Series C, 5.00%, 7/15/2022	680,000	816,204
Series C, 5.00%, 8/1/2023	2,150,000	2,624,892
Series D-1, 5.00%, 12/1/2024	2,000,000	2,483,620
Series D-1, 5.00%, 12/1/2028	850,000	1,027,684
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	1,001,151
Series A, 5.00%, 6/15/2022	150,000	177,723
Series A, 5.00%, 6/15/2027	350,000	430,174
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2022	2,765,000	3,281,861

		21,753,833

MAINE — 0.1%
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	1,190,000	1,492,034
Series C, 5.00%, 11/1/2020	130,000	151,913

		1,643,947

MARYLAND — 3.6%
Baltimore, MD, General Obligation:
5.00%, 8/1/2018	480,000	526,752
Series B, 5.00%, 10/15/2019	280,000	318,937
Baltimore, MD, Project Revenue Series A, 5.00%, 7/1/2041	790,000	900,963
Baltimore, MD, Revenue:
Series B, 5.00%, 7/1/2042	250,000	287,832
Series D, 5.00%, 7/1/2042	690,000	794,418
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2020	1,000,000	1,168,420
Maryland, State Department of Transportation, Consolidated Transportation Revenue:
3.00%, 12/15/2030	2,000,000	2,059,640
5.00%, 5/1/2017	1,000,000	1,046,510
Maryland, State Economic Development Corp. Lease Revenue 5.00%, 6/1/2017	1,300,000	1,365,611

Maryland, State General Obligation:
5.00%, 3/1/2024	1,000,000	1,181,540
Series A, 3.00%, 3/1/2026	500,000	530,870
Series A, 4.00%, 3/1/2027	2,900,000	3,340,974
Series A, 5.00%, 8/1/2018	700,000	768,180
Series B, 5.00%, 8/1/2020	100,000	116,739
Series B, 3.00%, 8/1/2028	1,300,000	1,369,693
Series B, 5.00%, 8/1/2021	100,000	116,693
Series B, 5.00%, 8/1/2024	140,000	158,596
Series B, 5.00%, 8/1/2026	2,000,000	2,408,620
Series C, 5.00%, 8/1/2018	1,100,000	1,207,140
Series C, 5.00%, 8/1/2021	16,375,000	19,601,694
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 4.25%, 7/1/2041	5,000,000	5,370,100
Montgomery, MD, State General Obligation:
Series A, 5.00%, 7/1/2017	490,000	516,818
Series A, 5.00%, 11/1/2022	4,000,000	4,920,880
Series B, 4.00%, 12/1/2025	3,590,000	4,183,104
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2026	1,500,000	1,741,095
Series A, 5.00%, 3/1/2019	2,060,000	2,306,726
Washington Suburban Sanitary Commission 4.00%, 6/1/2020	1,900,000	2,133,073
Washington, MD, Suburban Sanitary Commission:
3.00%, 6/1/2029	1,310,000	1,361,954
5.00%, 6/1/2020	175,000	203,576
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,101,160

		64,108,308

MASSACHUSETTS — 5.4%
Boston, MA, General Obligation Series A, 4.00%, 4/1/2018	450,000	479,556
City of Boston MA Series B, 5.00%, 4/1/2019	3,170,000	3,558,420
Commonwealth of Massachusetts Transportation Fund Revenue Series A, 5.00%, 6/1/2023	2,050,000	2,553,951
Massachusetts Bay Transportation Authority Series B, 5.00%, 7/1/2025	5,000,000	6,346,350
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2017	755,000	786,536
Massachusetts, Bay Transportation Authority, Revenue Series A, 4.00%, 7/1/2037	1,270,000	1,338,021
Massachusetts, Development Finance Agency, Revenue Series S, 5.00%, 7/1/2024	2,570,000	3,168,913
Massachusetts, School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	115,000	137,755
Series B, 5.00%, 8/15/2029	450,000	538,565

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 10/15/2032	$500,000	$589,300
Series B, 5.00%, 10/15/2041	135,000	156,400
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,000,000	1,150,840
Series A, 4.00%, 5/1/2029	1,000,000	1,134,090
Series A, 5.00%, 5/1/2033	7,055,000	8,266,485
Series C, 3.00%, 5/1/2032	710,000	716,283
Massachusetts, State Federal Highway 5.00%, 6/15/2023	400,000	487,804
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,484,698
Series A, 4.00%, 12/1/2032	2,465,000	2,684,607
Series A, 4.50%, 12/1/2043	8,380,000	9,165,960
Series A, 5.00%, 7/1/2026	600,000	772,308
Series A, 5.00%, 3/1/2037	800,000	946,424
Series B, 5.00%, 8/1/2017	360,000	380,729
Series B, 5.00%, 8/1/2025	3,900,000	4,524,117
Series C, 3.63%, 10/1/2041	110,000	111,480
Series C, 5.00%, 8/1/2020	400,000	466,220
Series D, 4.00%, 10/1/2028	200,000	221,684
Series D, 5.00%, 10/1/2022	2,000,000	2,395,480
Series D, 5.00%, 10/1/2026	560,000	666,154
Series E, 3.25%, 9/1/2040	1,315,000	1,304,007
Series E, 4.00%, 9/1/2039	7,750,000	8,361,087
Series E, 4.00%, 9/1/2041	4,000,000	4,284,920
Series E, 5.00%, 9/1/2023	125,000	153,164
Series E, 5.00%, 9/1/2027	215,000	260,647
Massachusetts, State School Building Authority Revenue Series B, 5.00%, 10/15/2035	965,000	1,128,442
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 5/15/2032	400,000	473,056
Series B, 4.00%, 8/15/2017	200,000	209,120
Series B, 5.00%, 8/15/2018	5,900,000	6,488,643
Massachusetts, State Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	150,000	178,494
Series A, 5.00%, 6/1/2044	5,285,000	6,165,058
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	4,084,524
Series 16B, 5.00%, 8/1/2024	480,000	559,464
Massachusetts, State Water Resources Authority Revenue Series B, 5.00%, 8/1/2026	5,830,000	7,005,619
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	600,000	696,294

		96,581,669

MICHIGAN — 0.9%
Michigan, State Building Authority Revenue Series I, 5.00%, 4/15/2019	4,000,000	4,454,400

Michigan, State Finance Authority Revenue:
5.00%, 7/1/2020	350,000	395,342
5.00%, 10/1/2024	125,000	151,696
5.00%, 10/1/2032	125,000	146,883
Series A, 5.00%, 7/1/2016	130,000	131,398
Series A, 5.00%, 1/1/2017	600,000	619,518
Series A, 5.00%, 1/1/2018	125,000	134,250
Series A, 5.00%, 7/1/2018	1,000,000	1,093,700
Michigan, State General Obligation Series A, 5.00%, 12/1/2018	100,000	110,817
University of Michigan 5.00%, 4/1/2040	7,225,000	8,685,389

		15,923,393

MINNESOTA — 1.3%
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	806,025
Minnesota, State General Obligation:
5.00%, 8/1/2023	4,465,000	5,455,382
Series A, 5.00%, 8/1/2020	610,000	711,827
Series A, ETM, 5.00%, 10/1/2018	10,000	11,012
Series B, 4.00%, 8/1/2025	500,000	587,185
Series B, 5.00%, 3/1/2018	2,675,000	2,888,626
Series B, 5.00%, 3/1/2028	5,000,000	5,926,400
Series F, 5.00%, 10/1/2022	125,000	153,516
State of Minnesota Series D, 5.00%, 8/1/2023	3,000,000	3,741,990
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,317,720

		22,599,683

MISSISSIPPI — 0.4%
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2036	2,000,000	2,320,580
Series C, 5.00%, 10/1/2026	4,000,000	5,028,520

		7,349,100

MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2028	1,320,000	1,445,360
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B, 5.00%, 5/1/2033	250,000	296,293
Series B, 5.00%, 5/1/2038	5,000,000	5,847,950
Series B, 5.00%, 5/1/2043	450,000	518,409
Missouri, State Board of Public Buildings, Special Obligation:
Series A, 1.00%, 10/1/2026	965,000	829,726
Series A, 4.00%, 10/1/2023	900,000	1,002,708
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2018	945,000	1,028,444
Series A, 5.00%, 5/1/2024	1,075,000	1,356,306

		12,325,196

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

NEBRASKA — 0.5%
Omaha, NE, Public Power District Electric Revenue Series B, 5.00%, 2/1/2021	$850,000	$1,001,759
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	420,872
5.00%, 11/15/2034	6,000,000	7,160,580
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,149,780

		9,732,991

NEVADA — 0.9%
Clark County, NV, General Obligation 5.00%, 11/1/2032	1,000,000	1,202,680
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,195,000	3,747,927
Series B, 4.00%, 6/1/2037	4,265,000	4,500,513
Series B, 5.00%, 6/1/2042	5,625,000	6,460,594

		15,911,714

NEW JERSEY — 0.5%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	16,134
Series A, 4.00%, 9/1/2027	30,000	32,268
Series A, 4.00%, 9/1/2027	40,000	43,023
Series A, 4.00%, 9/1/2027	20,000	21,512
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	7,130,000	8,066,026
New Jersey, State Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2032	265,000	314,497
Rutgers, NJ, University Revenue Series J, 5.00%, 5/1/2023	100,000	122,648

		8,616,108

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	3,250,000	3,940,072
Series A, 5.00%, 7/1/2020	100,000	116,243
Series A, 5.00%, 7/1/2023	115,000	141,800
Series B, 5.00%, 7/1/2023	110,000	135,044
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2017	305,000	321,302
Series A, 5.00%, 7/1/2020	250,000	282,388

		4,936,849

NEW YORK — 18.8%
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,000,000	2,250,120
Erie County, NY, Industrial Development Agency Revenue 5.25%, 5/1/2029	1,390,000	1,652,627

Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,450,000	4,242,258
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,660,000	7,160,499
4.50%, 7/15/2031	2,000,000	2,215,020
4.50%, 7/15/2036	850,000	926,560
5.00%, 12/15/2026	180,000	221,539
5.00%, 10/15/2041	9,040,000	10,676,421
Series 179, 5.00%, 12/1/2043	1,100,000	1,263,229
Series 190, 5.00%, 5/1/2032	1,075,000	1,228,574
New York State Dormitory Authority 5.00%, 5/15/2017	1,000,000	1,048,880
New York State Urban Development Corp. Series A, 5.00%, 3/15/2029	225,000	277,164
New York, NY, City Municipal Water Finance Authority:
5.00%, 6/15/2026	9,445,000	11,147,839
Series AA, 4.00%, 6/15/2044	6,420,000	6,825,487
Series EE, 5.00%, 6/15/2045	6,390,000	7,453,488
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2037	5,000,000	5,917,200
Series BB, 4.63%, 6/15/2046	6,750,000	7,436,407
Series BB, 5.00%, 6/15/2046	1,735,000	2,015,202
Series CC, 5.00%, 6/15/2047	450,000	522,032
Series CC-1, 5.00%, 6/15/2047	5,500,000	6,410,965
Series DD, 5.00%, 6/15/2036	140,000	166,240
Series EE, 4.00%, 6/15/2039	2,055,000	2,160,812
Series FF, 5.00%, 6/15/2031	755,000	918,156
Series GG, 5.00%, 6/15/2019	5,595,000	5,999,463
New York, NY, City Transitional Finance Authority:
5.00%, 8/1/2034	2,500,000	2,975,150
ETM, 5.00%, 2/1/2018	500,000	537,815
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-1, 4.00%, 7/15/2036	700,000	759,535
Series S-1, 5.00%, 7/15/2028	1,025,000	1,224,896
Series S-1, 5.00%, 7/15/2043	240,000	278,398
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2016	320,000	328,237
5.00%, 2/1/2018	45,000	48,463
5.00%, 2/1/2036	1,745,000	2,043,674
5.00%, 11/1/2038	3,160,000	3,706,617
5.00%, 8/1/2042	7,000,000	8,141,560
Series D, 3.00%, 11/1/2027	320,000	333,587
Series D-1, 5.00%, 11/1/2022	100,000	119,944
Series D-1, 5.25%, 11/1/2027	1,120,000	1,244,813
Series E-1, 5.00%, 2/1/2030	3,000,000	3,705,450
Series E-1, 5.00%, 2/1/2042	500,000	569,065
Series F-1, 5.00%, 5/1/2021	500,000	592,140
Series F-1, 5.00%, 2/1/2030	770,000	922,583
Series F-1, 5.00%, 5/1/2030	200,000	238,432

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, General Obligation:
Series A-1, 5.00%, 10/1/2018	$5,000,000	$5,506,050
Series A-1, 5.00%, 10/1/2019	5,000,000	5,678,550
Series A-1, 5.00%, 8/1/2027	120,000	140,935
Series A-1, 5.00%, 10/1/2028	435,000	515,497
Series A1, 5.00%, 8/1/2017	300,000	317,151
Series B, 5.00%, 8/1/2017	600,000	634,302
Series B, 5.00%, 8/1/2022	140,000	165,680
Series B, 5.00%, 8/1/2024	2,535,000	3,044,484
Series D-1, 5.00%, 8/1/2029	3,160,000	3,812,192
Series D-1, 5.00%, 10/1/2032	125,000	145,249
Series E, 5.00%, 8/1/2017	1,900,000	2,008,623
Series E, 5.00%, 8/1/2025	115,000	139,510
Series F-1, 5.00%, 6/1/2025	750,000	943,080
Series F-1, 5.00%, 3/1/2037	1,475,000	1,727,918
Series I, 5.00%, 8/1/2022	200,000	242,336
Series I, 5.00%, 3/1/2027	1,385,000	1,691,930
Series I, 5.00%, 8/1/2027	1,000,000	1,185,790
Series I, 5.00%, 8/1/2029	4,025,000	4,736,056
Series J, 5.00%, 8/1/2020	16,000,000	18,553,120
New York, NY, Liberty Development Corp. Revenue 5.00%, 9/15/2032	4,500,000	5,322,240
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, Zero Coupon, 11/15/2030	2,960,000	1,940,754
Series A, 5.00%, 11/15/2031	1,295,000	1,547,719
New York, NY, Sales Tax Asset Receivable Corp. Series A,
5.00%, 10/15/2021	9,720,000	11,689,758
5.00%, 10/15/2026	6,000,000	7,506,180
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.00%, 11/15/2042	500,000	528,540
Series B, Zero Coupon, 11/15/2027	1,850,000	1,361,193
Series B, Zero Coupon, 11/15/2029	735,000	502,056
Series B, 5.00%, 11/15/2027	5,550,000	6,721,494
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A, 5.00%, 8/1/2033	2,000,000	2,373,780
New York, State Convention Center Development Corp. Revenue 5.00%, 11/15/2033	4,700,000	5,622,798
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 10/1/2045	3,250,000	4,564,202
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 5/15/2025	650,000	781,099
Series A, 5.00%, 7/1/2027	520,000	614,739
Series A, 5.00%, 7/1/2035	185,000	213,564
Series A, 5.00%, 7/1/2042	550,000	629,981
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2020	1,000,000	1,148,880
Series A, 5.00%, 2/15/2021	250,000	293,950

Series A, 5.00%, 3/15/2022	900,000	1,063,701
Series A, 5.00%, 2/15/2024	300,000	372,057
Series A, 5.00%, 12/15/2026	500,000	604,325
Series A, 5.00%, 3/15/2027	1,620,000	1,895,125
Series A, 5.00%, 12/15/2029	4,725,000	5,664,566
Series A, 5.00%, 12/15/2030	3,130,000	3,722,008
Series A, 5.00%, 2/15/2043	1,250,000	1,429,762
Series B, 5.00%, 3/15/2031	150,000	175,560
Series E, 4.00%, 8/15/2031	255,000	274,472
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.13%, 3/15/2033	2,105,000	2,300,723
Series A, 5.00%, 3/15/2019	2,500,000	2,800,275
Series A, 5.00%, 3/15/2021	270,000	319,823
Series A, 5.00%, 3/15/2023	2,220,000	2,737,193
Series A, 5.00%, 3/15/2028	10,000,000	12,138,300
Series A, 5.00%, 3/15/2036	1,500,000	1,776,960
Series A, 5.00%, 3/15/2037	1,990,000	2,349,573
Series A, 5.00%, 3/15/2038	475,000	559,327
Series A, 5.00%, 3/15/2044	5,000,000	5,832,800
New York, State Dormitory Authority, State Income Tax Revenue Series A, 5.00%, 2/15/2031	1,000,000	1,180,880
New York, State Dormitory Authority, State Personal Income Tax Revenue Series A, 5.00%, 12/15/2020	1,500,000	1,757,910
New York, State Environmental Facilities Corp. Revenue:
5.00%, 3/15/2019	1,995,000	2,235,856
5.00%, 9/15/2019	2,500,000	2,847,775
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue 5.00%, 6/15/2020	500,000	581,720
New York, State General Obligation:
Series B, 5.00%, 8/1/2021	10,000,000	11,868,200
Series C, 5.00%, 4/15/2023	1,390,000	1,730,119
New York, State Urban Development Corp. Revenue:
Series A, 5.00%, 3/15/2024	5,000,000	6,217,100
Series A, 5.00%, 3/15/2033	250,000	302,050
Series A, 5.00%, 3/15/2034	745,000	895,944
Series C, 5.00%, 3/15/2023	1,000,000	1,224,830
Series C, 5.00%, 3/15/2027	4,500,000	5,455,665
Series D, 5.00%, 3/15/2021	3,000,000	3,537,750
Series D, 5.00%, 3/15/2022	1,700,000	2,042,516
Port Authority of New York & New Jersey Series 189, 5.00%, 5/1/2045	4,000,000	4,672,720
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2020	100,000	117,487
Utility Debt Securitization Authority:
5.00%, 12/15/2037	14,000,000	16,875,740
Series A, 5.00%, 12/15/2032	100,000	124,397
Series A, 5.00%, 12/15/2033	300,000	371,346
Series A, 5.00%, 12/15/2034	100,000	123,272
Series TE, 5.00%, 12/15/2030	1,540,000	1,854,514

		334,492,262

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2025	$4,720,000	$5,899,150
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	3,400,000	4,151,468
North Carolina Capital Facilities Finance Agency:
5.00%, 10/1/2041	1,165,000	1,387,969
5.00%, 10/1/2055	8,470,000	9,936,242
North Carolina, Eastern Municipal Power Agency Series B, 5.00%, 1/1/2021	245,000	288,625
North Carolina, State Capital Improvement Revenue Series C, 5.00%, 5/1/2028	905,000	1,059,619
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2018	125,000	136,338
Series C, 4.00%, 5/1/2021	1,230,000	1,404,845
Series D, 4.00%, 6/1/2021	500,000	571,935
Series E, 5.00%, 5/1/2016	105,000	105,406
Series E, 5.00%, 5/1/2019	1,000,000	1,125,580

		26,067,177

OHIO — 2.2%
Cincinnati, OH, General Obligation Series A, 5.00%, 12/1/2020	6,200,000	7,263,548
Columbus, OH, General Obligation:
Series A, 3.00%, 7/1/2029	2,650,000	2,745,320
Series A, 3.20%, 7/1/2031	4,000,000	4,162,480
Series A, 5.00%, 8/15/2027	125,000	153,620
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	130,000	164,511
5.00%, 6/1/2028	1,605,000	1,988,788
Cuyahoga County, OH, Certificate of Participation COPs, 4.00%, 12/1/2034	1,290,000	1,353,120
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	347,101
Franklin County, OH, General Obligation 5.00%, 6/1/2021	5,555,000	6,610,228
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2028	3,000,000	3,626,370
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2038	450,000	511,578
Ohio, State General Obligation:
Series A, 5.00%, 9/15/2019	500,000	568,460
Series A, 5.00%, 9/1/2025	4,505,000	5,756,084
Series A, 5.00%, 9/1/2027	250,000	325,252
Series B, 5.00%, 3/15/2019	540,000	604,357
Series C, 5.00%, 9/15/2021	165,000	197,467
Series R, 5.00%, 5/1/2019	2,075,000	2,332,196
Ohio, State University, Revenue
Series A, 4.00%, 6/1/2043	1,280,000	1,349,171

		40,059,651

OKLAHOMA — 0.3%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A, 5.00%, 7/1/2026	2,500,000	3,092,700
Oklahoma, State Turnpike Authority Revenue Series A, 5.00%, 1/1/2023	2,000,000	2,335,980

		5,428,680

OREGON — 1.2%
Deschutes County, OR, School District Revenue
4.00%, 6/15/2021	1,040,000	1,186,765
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2022	300,000	363,177
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	158,140
Series A, 5.00%, 11/15/2028	650,000	807,605
Oregon, State General Obligation:
Series F, 5.00%, 5/1/2017	5,000,000	5,232,550
Series L, 5.00%, 11/1/2017	435,000	464,267
Series L, 5.00%, 5/1/2024	205,000	242,003
Series N, 5.00%, 12/1/2023	1,650,000	1,988,811
Series N, 5.00%, 8/1/2043	1,700,000	1,988,898
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2035	2,000,000	2,399,120
Series B, 5.00%, 7/1/2037	785,000	932,399
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 8/1/2020	125,000	145,636
Series A, 5.00%, 6/1/2021	775,000	921,793
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,892,560

		21,723,724

PENNSYLVANIA — 2.0%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue 5.00%, 7/1/2021	5,000,000	5,364,550
Pennsylvania, State General Obligation:
5.00%, 6/1/2017	840,000	880,891
5.00%, 11/15/2017	405,000	432,172
5.00%, 7/1/2018	150,000	163,214
5.00%, 7/1/2021	2,925,000	3,409,994
5.00%, 11/15/2021	1,000,000	1,175,290
5.00%, 4/1/2023	5,000,000	5,977,400
5.00%, 6/1/2023	7,295,000	8,588,768
5.00%, 11/15/2023	895,000	1,065,614
5.00%, 4/1/2024	2,455,000	2,927,858
5.00%, 3/15/2026	500,000	604,525
5.00%, 6/1/2026	1,000,000	1,164,720
5.00%, 10/15/2027	665,000	795,047
5.00%, 11/15/2029	440,000	516,102
Series REF, 5.00%, 7/1/2021	1,590,000	1,853,638

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pennsylvania, State Higher Educational Facilities Authority Revenue Series B, 5.00%, 10/1/2035	$1,150,000	$1,378,620

		36,298,403

RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,196,570
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series D, 5.00%, 8/1/2024	250,000	309,390

		1,505,960

SOUTH CAROLINA — 0.1%
Charleston, SC, Educational Excellence Finance Corp. Revenue:
5.00%, 12/1/2022	550,000	667,216
5.00%, 12/1/2023	100,000	123,269
Florence County, SC, General Obligation 3.00%, 6/1/2017	300,000	308,172

		1,098,657

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A, 3.38%, 11/15/2032	1,355,000	1,379,526

TENNESSEE — 1.0%
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2023	4,500,000	5,576,130
Metropolitan Government Nashville & Davidson County, TN:
5.00%, 7/1/2018	500,000	546,265
Series A, 5.00%, 1/1/2020	100,000	114,444
Series C, 5.00%, 7/1/2027	2,710,000	3,392,622
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D, 3.25%, 10/1/2037	1,420,000	1,423,294
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2018	2,250,000	2,474,640
Series A, 5.00%, 8/1/2022	350,000	428,824
Tennessee, State School Bond Authority:
5.00%, 11/1/2026	250,000	313,960
5.00%, 11/1/2045	3,315,000	3,908,352
Series A, 5.00%, 5/1/2027	500,000	595,440

		18,773,971

TEXAS — 10.8%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2022 (a)	4,000,000	4,820,000
Alvin, TX, Independent School District, General Obligation Series C, 5.00%, 2/15/2028 (a)	3,000,000	3,651,600
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (a)	885,000	1,073,363

Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	873,712
Austin, TX, General Obligation:
4.00%, 9/1/2018	1,000,000	1,076,830
5.00%, 9/1/2020	5,000,000	5,833,950
5.00%, 9/1/2023	1,000,000	1,240,480
5.00%, 9/1/2034	375,000	446,921
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2033	765,000	905,836
5.00%, 11/15/2034	370,000	436,330
5.00%, 11/15/2039	3,200,000	3,684,992
5.00%, 11/15/2042	2,800,000	3,192,924
Bexar County, TX, General Obligation Series B, 5.00%, 6/15/2032	3,000,000	3,605,730
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (a)	700,000	802,340
5.00%, 2/15/2024 (a)	415,000	475,507
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (a)	500,000	586,610
Series C, 5.00%, 2/15/2026 (a)	400,000	491,452
Series C, 5.00%, 2/15/2044 (a)	3,705,000	4,365,120
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2026	500,000	624,065
Dallas, TX, General Obligation:
5.00%, 2/15/2022	4,000,000	4,802,520
5.00%, 2/15/2026	1,000,000	1,229,450
5.00%, 2/15/2027	4,000,000	4,875,320
Series A, 4.00%, 2/15/2032	5,290,000	6,247,437
Series A, 5.00%, 2/15/2017	175,000	181,587
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (a)	1,250,000	1,268,100
5.00%, 8/15/2020 (a)	100,000	116,607
5.00%, 8/15/2023 (a)	2,000,000	2,436,700
Series A, 4.00%, 2/15/2030 (a)	2,800,000	3,131,912
Series A, 5.00%, 2/15/2026 (a)	1,000,000	1,249,850
Series A, 5.00%, 8/15/2032 (a)	1,000,000	1,205,120
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (a)	5,000,000	5,420,600
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	7,590,000	9,310,198
Frisco, TX, General Obligation Series A, 5.00%, 2/15/2021	100,000	118,306
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	121,767
5.00%, 8/15/2026	120,000	144,955
Series A, 5.00%, 10/1/2027	250,000	313,055
Series A, 5.00%, 10/1/2029	7,415,000	9,155,671
Series A, 5.00%, 10/1/2031	400,000	485,260
Series B, 5.00%, 8/15/2033	160,000	192,752

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue:
Series A, 5.00%, 11/1/2025	$300,000	$358,050
Series A, 5.00%, 11/1/2030	365,000	431,116
Series A, 5.00%, 11/1/2031	5,395,000	6,347,056
Harris, TX, General Obligation Series A, 5.00%, 10/1/2024	100,000	121,001
Harris, TX, Revenue Series B, 5.00%, 8/15/2028	175,000	216,580
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2028	100,000	120,174
5.00%, 2/15/2032	1,000,000	1,177,720
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	110,000	125,354
Series A, 5.00%, 3/1/2021	595,000	692,211
Series A, 5.00%, 3/1/2022	140,000	164,752
Houston, TX, Independent School District, General Obligation:
Series C, 4.00%, 2/15/2027	1,245,000	1,400,762
Series C, 5.00%, 2/15/2019	50,000	55,868
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	270,208
Series C, 4.00%, 5/15/2021	200,000	225,666
Series D, 5.00%, 11/15/2020	2,750,000	3,212,000
Series D, 5.00%, 11/15/2036	500,000	579,805
Series F, 5.00%, 11/15/2030	160,000	187,766
Katy, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2023 (a)	100,000	121,254
Series A, 5.00%, 2/15/2028 (a)	4,000,000	4,962,560
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (a)	3,320,000	4,178,950
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2019 (a)	2,500,000	2,788,100
Leander, TX, Independent School District, General Obligation Series A, Zero Coupon, 8/15/2034 (a)	3,000,000	1,458,900
Lewisville, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2018 (a)	2,125,000	2,281,634
Series A, 5.00%, 8/15/2022 (a)	250,000	291,288
Lubbock, TX, General Obligation 5.00%, 2/15/2024	200,000	248,536
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A, Zero Coupon, 9/15/2033	1,530,000	777,561
North Texas, Tollway Authority Revenue:
Series D, 5.00%, 9/1/2031	5,980,000	6,884,834
Series D, 5.25%, 9/1/2025	120,000	143,900
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	360,000	446,324
5.00%, 9/1/2027	200,000	249,072

5.00%, 9/1/2028	5,010,000	6,200,677
5.00%, 9/1/2029	1,340,000	1,575,090
San Antonio Independent School District 5.00%, 2/15/2023 (a)	2,030,000	2,494,525
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	10,000,000	11,471,900
5.25%, 2/1/2025	300,000	384,354
San Antonio, TX, General Obligation 5.00%, 2/1/2026	465,000	573,489
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	739,633
San Antonio, TX, Water Revenue Series A, 5.00%, 5/15/2026	890,000	1,097,406
Schertz-Cibolo-Universal City Independent School District 4.00%, 2/1/2035 (a)	1,000,000	1,084,470
State of Texas:
5.00%, 10/1/2024	2,000,000	2,523,260
Series B, 5.00%, 5/15/2024	2,000,000	2,484,160
Texas Water Development Board Series A, 4.00%, 10/15/2033	2,000,000	2,211,820
Texas, State A&M University Revenue Series D, 5.00%, 5/15/2026	140,000	172,719
Texas, State General Obligation:
5.00%, 4/1/2023	5,000,000	6,030,600
5.00%, 4/1/2042	1,205,000	1,380,243
Series A, 5.00%, 10/1/2023	3,100,000	3,853,455
Series A, 5.00%, 10/1/2025	100,000	125,623
Series A, 5.00%, 10/1/2028	200,000	247,864
Series A, 5.00%, 10/1/2030	4,095,000	5,021,084
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2022	3,900,000	4,781,556
5.00%, 10/1/2025	2,000,000	2,545,960
Series A, 5.00%, 4/1/2021	305,000	361,611
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (a)	500,000	575,285
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044	200,000	234,870
University of Houston, Revenue Series A, 5.00%, 2/15/2022	1,950,000	2,286,765
University of Texas, Revenue:
5.00%, 3/15/2042	400,000	456,264
Series A, 4.00%, 8/15/2021	500,000	571,915
Series B, 5.00%, 8/15/2026	155,000	187,899

		192,388,428

UTAH — 0.1%
Utah, State General Obligation:
5.00%, 7/1/2019	400,000	452,780
Series A, 5.00%, 7/1/2019	1,000,000	1,131,950

		1,584,730

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

VIRGINIA — 2.5%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	$2,500,000	$2,922,300
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	5,000,000	6,305,550
Fairfax County, VA, General Obligation:
Series A, 3.00%, 4/1/2026	3,180,000	3,307,550
Series A, 4.00%, 10/1/2017	1,000,000	1,049,100
Series A, 5.00%, 10/1/2030	200,000	237,098
Series B, 5.00%, 10/1/2022	220,000	270,035
Series B, 5.00%, 4/1/2024	900,000	1,135,548
University of Virginia, Revenue Series A, 5.00%, 6/1/2043	3,100,000	3,613,639
Virginia Public School Authority 5.00%, 8/1/2027	5,000,000	6,289,150
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	477,030
Virginia, College Building Authority, Educational Facilities Revenue 5.00%, 2/1/2027	3,620,000	4,223,743
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	112,571
5.00%, 5/15/2021	920,000	1,090,292
5.00%, 3/15/2024	875,000	1,069,145
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A, 5.00%, 9/1/2017	1,000,000	1,060,320
Series A, 5.00%, 2/1/2020	125,000	143,449
Series A, 5.00%, 2/1/2024	100,000	124,986
Series A, 5.00%, 2/1/2025	1,665,000	2,110,221
Series A, 5.00%, 2/1/2031	500,000	605,890
Series D, 5.00%, 2/1/2022	125,000	150,617
Series D, 5.00%, 2/1/2024	100,000	124,986
Virginia, State General Obligation:
Series A, 5.00%, 6/1/2023	2,000,000	2,493,200
Series B, 5.00%, 6/1/2018	300,000	327,411
Virginia, State Public School Authority 5.00%, 8/1/2017	200,000	211,406
Virginia, State Resource Authority Infrastructure Revenue 5.00%, 11/1/2040	2,500,000	2,982,125
Virginia, State Resources Authority Infrastructure Revenue Series B, 5.00%, 11/1/2023	100,000	120,123
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,767,925

		45,325,410

WASHINGTON — 4.7%
Central Puget Sound, WA, Regional Transit Authority:
Series P-1, 5.00%, 2/1/2021	155,000	183,153
Series P-1, 5.00%, 2/1/2023	200,000	240,242
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032	200,000	244,042
Series S-1, 5.00%, 11/1/2036	2,500,000	2,996,125
Series S-1, 5.00%, 11/1/2045	9,000,000	10,586,160
Energy Northwest, WA, Electric Revenue:
Series B, 5.00%, 7/1/2026	3,315,000	3,903,843
Series C, 5.00%, 7/1/2026	2,000,000	2,500,120
Series C-COLUMBIA GENERATING, 5.00%, 7/1/2031	2,200,000	2,681,558
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2019	4,000,000	4,514,080
King County, WA, General Obligation 5.00%, 7/1/2027	250,000	310,760
King County, WA, Sewer Revenue 5.00%, 7/1/2038	5,000,000	5,868,450
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	268,765
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	149,354
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,486,497
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	100,000	124,567
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	1,365,000	1,559,458
University of Washington, Revenue:
5.00%, 4/1/2040	400,000	465,360
Series B, 5.00%, 6/1/2037	6,000,000	7,171,740
Series C, 4.00%, 7/1/2033	625,000	677,137
Washington, State General Obligation:
Series 201, 5.00%, 8/1/2040	6,000,000	7,076,220
Series A, 5.00%, 8/1/2025	3,055,000	3,610,216
Series B, 5.00%, 7/1/2024	400,000	500,720
Series B, 5.00%, 7/1/2029	500,000	618,155
Series B-1, 4.00%, 8/1/2028	395,000	439,331
Series C, 5.00%, 6/1/2041	7,200,000	8,230,176
Series D, 3.00%, 2/1/2031	605,000	608,334
Series E, 5.00%, 2/1/2022	200,000	240,614
Series E, 5.00%, 2/1/2031	6,175,000	7,386,597
Series R-2013A, 5.00%, 7/1/2016	750,000	757,860
Series R-2013A, 5.00%, 7/1/2021	1,800,000	2,142,234
Series R-2015-C, 5.00%, 7/1/2030	625,000	756,781
Series R-2015E, 5.00%, 7/1/2018	1,500,000	1,639,155
Series R-2015E, 5.00%, 7/1/2033	2,095,000	2,505,599

		83,443,403

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

WEST VIRGINIA — 0.5%
West Virginia, State General Obligation Series A, 5.00%, 11/1/2022	$6,680,000	$8,184,870

WISCONSIN — 2.3%
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2029	3,300,000	4,028,805
5.00%, 6/1/2030	5,500,000	6,691,630
5.00%, 6/1/2031	3,275,000	3,962,750
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2022	300,000	338,967
Series 1, 5.00%, 7/1/2024	250,000	282,473
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2017	1,485,000	1,554,067
Series 1, 5.00%, 5/1/2021	125,000	148,441
Series 2, 4.00%, 11/1/2016	1,300,000	1,325,740
Series 2-REF, 5.00%, 5/1/2021	350,000	415,636
Series 3, 5.00%, 11/1/2025	235,000	286,785
Series 4, 5.00%, 5/1/2025	120,000	151,244
Series B, 5.00%, 5/1/2030	18,410,000	21,877,339

		41,063,877

TOTAL MUNICIPAL BONDS & NOTES (Cost $1,722,871,185)		1,789,828,960

	Shares
SHORT-TERM INVESTMENT — 0.3%
Dreyfus Tax Exempt Cash Management Fund 0.09% (d) (Cost $4,803,502)	4,803,502	4,803,502

TOTAL INVESTMENTS — 100.8% (Cost $1,727,674,687)		1,794,632,462
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(14,895,000)

NET ASSETS — 100.0%		$1,779,737,462

(a)	Bond is insured by the following:

Permanent School Fund Guaranteed	2.88%
Assured Guaranty Municipal Corp.	0.25%
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$6,547,441	$—	$6,547,441
Alaska	—	14,520,863	—	14,520,863
Arizona	—	33,274,143	—	33,274,143
Arkansas	—	6,634,251	—	6,634,251
California	—	335,836,128	—	335,836,128
Colorado	—	14,726,342	—	14,726,342
Connecticut	—	42,914,051	—	42,914,051
Delaware	—	10,869,753	—	10,869,753
District of Columbia	—	14,118,006	—	14,118,006
Florida	—	63,956,103	—	63,956,103
Georgia	—	38,890,419	—	38,890,419
Hawaii	—	16,850,635	—	16,850,635
Illinois	—	28,735,907	—	28,735,907
Indiana	—	7,072,851	—	7,072,851
Iowa	—	149,133	—	149,133
Kansas	—	8,743,750	—	8,743,750
Kentucky	—	5,687,664	—	5,687,664
Louisiana	—	21,753,833	—	21,753,833
Maine	—	1,643,947	—	1,643,947
Maryland	—	64,108,308	—	64,108,308
Massachusetts	—	96,581,669	—	96,581,669
Michigan	—	15,923,393	—	15,923,393
Minnesota	—	22,599,683	—	22,599,683
Mississippi	—	7,349,100	—	7,349,100
Missouri	—	12,325,196	—	12,325,196
Nebraska	—	9,732,991	—	9,732,991
Nevada	—	15,911,714	—	15,911,714
New Jersey	—	8,616,108	—	8,616,108
New Mexico	—	4,936,849	—	4,936,849
New York	—	334,492,262	—	334,492,262
North Carolina	—	26,067,177	—	26,067,177
Ohio	—	40,059,651	—	40,059,651
Oklahoma	—	5,428,680	—	5,428,680
Oregon	—	21,723,724	—	21,723,724
Pennsylvania	—	36,298,403	—	36,298,403
Rhode Island	—	1,505,960	—	1,505,960
South Carolina	—	1,098,657	—	1,098,657
South Dakota	—	1,379,526	—	1,379,526
Tennessee	—	18,773,971	—	18,773,971
Texas	—	192,388,428	—	192,388,428
Utah	—	1,584,730	—	1,584,730
Virginia	—	45,325,410	—	45,325,410
Washington	—	83,443,403	—	83,443,403
West Virginia	—	8,184,870	—	8,184,870
Wisconsin	—	41,063,877	—	41,063,877
Short-Term Investment	4,803,502	—	—	4,803,502

TOTAL INVESTMENTS	$4,803,502	$1,789,828,960	$—	$1,794,632,462

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays California Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
CALIFORNIA — 98.8%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.25%, 12/1/2026	$245,000	$304,991
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,157,310
Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	582,990
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2028	380,000	473,586
Bay Area Toll Authority 5.00%, 4/1/2024	2,000,000	2,416,060
California Educational Facilities Authority:
4.00%, 1/1/2039	635,000	682,701
5.00%, 10/1/2049	500,000	590,490
Series U-5, 5.00%, 5/1/2021	2,000,000	2,385,940
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	518,340
5.00%, 4/1/2028	750,000	903,150
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 4.00%, 6/1/2017	250,000	259,773
Series B, 5.00%, 6/1/2020	650,000	757,588
Series B, 5.00%, 6/1/2023	1,000,000	1,248,920
California, Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 6/1/2021	500,000	596,360
California, State Department of Water Resources Power Supply Revenue Series O, 5.00%, 5/1/2021	2,000,000	2,380,500
California, State General Obligation:
5.00%, 8/1/2018	2,500,000	2,742,300
5.00%, 8/1/2022	2,500,000	3,046,050
5.00%, 8/1/2033	1,000,000	1,200,900
5.00%, 8/1/2035	1,500,000	1,800,390
5.00%, 8/1/2045	1,500,000	1,773,105
California, State Public Works Board, Lease Revenue Series F, 5.00%, 10/1/2018	710,000	783,712
California, State University Revenue:
Series A, 4.00%, 11/1/2032	615,000	670,971
Series A, 5.00%, 11/1/2023	1,000,000	1,248,820
Series A, 5.00%, 11/1/2033	1,000,000	1,219,390
Series A, 5.00%, 11/1/2037	1,145,000	1,347,058
California, William S. Hart Union High School District, Election of 2008:
Series C, 4.00%, 8/1/2027	500,000	556,610
Series C, 4.00%, 8/1/2038	595,000	629,819
Cerritos, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2039	500,000	581,540
Coast, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2020	500,000	584,390

Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	500,000	544,295
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	500,000	539,945
5.00%, 8/1/2034	695,000	823,853
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B, 5.00%, 3/1/2023	500,000	578,080
Series B, 5.00%, 3/1/2025	750,000	867,120
Corona-Norco, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2040	500,000	581,660
Cupertino, CA, Union School District, General Obligation Series B, 4.00%, 8/1/2037	605,000	656,207
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2034	1,000,000	1,212,620
Emeryville, CA, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (a)	1,000,000	1,231,040
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	600,000	709,908
Grossmont, CA, Community College District, Election of 2012 Series A, 5.25%, 8/1/2038	800,000	961,760
Imperial Irrigation District Electric System Revenue 5.00%, 11/1/2036	1,500,000	1,805,385
Long Beach, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2039	500,000	589,955
Long Beach, CA, Harbor Revenue Series D, 5.00%, 5/15/2042	1,480,000	1,741,501
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	902,738
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.00%, 7/1/2028	1,000,000	1,245,710
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2030	1,500,000	1,831,800
Series F, 4.00%, 8/1/2032	500,000	546,735
Series F, 5.00%, 8/1/2029	1,000,000	1,214,760
Los Angeles, CA, Department of Airports Revenue 5.00%, 5/15/2035	1,000,000	1,148,780
Los Angeles, CA, Department of Water & Power:
Series A, 5.00%, 7/1/2041	1,250,000	1,416,887
Series B, 5.00%, 12/1/2018	1,500,000	1,660,875
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.00%, 7/1/2019	205,000	232,331
Series D, 5.00%, 7/1/2022	565,000	689,876
Series D, 5.00%, 7/1/2039	1,150,000	1,353,458
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series A, 5.00%, 7/1/2044	795,000	932,432

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays California Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Los Angeles, CA, General Obligation
Series A, 5.00%, 9/1/2019	$200,000	$227,802
Los Angeles, CA, Solid Waste Resources Revenue Series B, 5.00%, 2/1/2018	1,000,000	1,077,710
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2020	250,000	291,285
Series A, 5.00%, 7/1/2023	2,000,000	2,484,640
Series A-2, 5.00%, 7/1/2021	1,865,000	2,227,966
Series B, 5.00%, 7/1/2020	250,000	291,285
Series C, 5.00%, 7/1/2020	250,000	291,285
Series D, 5.00%, 7/1/2020	250,000	291,285
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	500,000	545,685
Series A, 5.00%, 6/1/2035	685,000	825,589
Series A, 5.00%, 6/1/2044	500,000	590,490
Series B, 5.00%, 6/1/2030	1,000,000	1,198,540
Marin, CA, Water District Financing Authority Series A, 5.00%, 7/1/2044	500,000	571,775
Metropolitan Water District of Southern California:
Series C, 4.00%, 10/1/2017	250,000	262,428
Series C, 5.00%, 10/1/2027	500,000	653,885
Moreno Valley, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2044 (a)	500,000	582,545
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	722,586
Orange County, CA, Sanitation District 5.00%, 2/1/2037	1,440,000	1,704,182
Orange County, CA, Sanitation District Wastewater Revenue Series A, 3.00%, 2/1/2031	500,000	508,020
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2031	650,000	789,984
Poway, CA, Redevelopment Agency Successor, Tax Allocation Series A, 5.00%, 12/15/2031	500,000	620,085
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	3,000,000	860,280
Rancho Cucamonga, CA, Redevelopment Agency Successor, Tax Allocation 5.00%, 9/1/2026 (a)	500,000	608,175
Sacramento County, CA, Sanitation Districts Financing Authority Series A, 5.00%, 12/1/2044	1,525,000	1,769,259
Sacramento Municipal Utility District Series Y, 5.00%, 8/15/2024	1,200,000	1,468,572
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2029	1,475,000	1,812,996
San Antonio, CA, Community College District, General Obligation Zero Coupon, 8/1/2043 (b)	1,500,000	1,156,230
San Diego County, CA, Regional Transportation Commission Revenue Series A, 5.00%, 4/1/2042	500,000	576,335

San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,237,310
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	604,500
5.00%, 8/1/2041	750,000	858,555
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	975,000	1,157,218
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2020	200,000	224,364
San Diego, CA, Public Facilities Financing Authority, Water Revenue Series A, 5.00%, 8/1/2028	330,000	399,412
San Diego, CA, Unified School District, General Obligation:
Series C, 5.00%, 7/1/2035	1,000,000	1,186,390
Series R-3, 5.00%, 7/1/2017	1,500,000	1,581,135
San Dieguito, CA, Union High School District, General Obligation Series B-2, 4.00%, 2/1/2040	500,000	534,920
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A, 5.00%, 7/1/2032	500,000	595,635
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2036	250,000	296,875
Series A, 4.50%, 11/1/2038	315,000	340,250
Series A, 5.00%, 11/1/2032	860,000	1,016,279
Series A, 5.00%, 11/1/2041	750,000	860,400
San Francisco, CA, City & County Unified School District:
4.00%, 6/15/2023	1,000,000	1,114,620
Series R1, 5.00%, 6/15/2021	745,000	889,627
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	500,000	634,095
San Jose, CA, Financing Authority Revenue Series A, 5.00%, 6/1/2039	1,000,000	1,145,210
San Marcos, CA, Unified School District Election of 2010 Series A, 5.00%, 8/1/2038	500,000	564,840
San Mateo, CA, County Transportation Authority Revenue Series A, 5.00%, 6/1/2029	1,000,000	1,251,720
San Mateo, CA, Community College District, General Obligation 5.00%, 9/1/2029	270,000	334,263
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	500,000	624,405
San Mateo, CA, Union High School District, General Obligation Series A, 5.00%, 9/1/2026	500,000	610,070
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	602,155

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays California Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Santa Clara County, CA, Financing Authority Revenue Series P, 5.00%, 5/15/2031	$500,000	$601,725
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A, 5.00%, 4/1/2036	500,000	593,435
Santa Monica, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2044	335,000	389,903
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	500,000	537,045
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,132,830
State of California 5.00%, 4/1/2043	1,000,000	1,163,580
State of California Department of Water Resources Series AS, 5.00%, 12/1/2028	350,000	435,579
University of California, Revenue:
Series A, 5.00%, 11/1/2045 (c)	290,000	344,619
Series AF, 5.00%, 5/15/2024	1,000,000	1,230,680
Series G, 5.00%, 5/15/2037	750,000	877,868
Series I, 5.00%, 5/15/2026	725,000	917,749
Series I, 5.00%, 5/15/2031	3,000,000	3,648,540
Series I, 5.00%, 5/15/2040	2,000,000	2,341,100

Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 5.00%, 11/1/2024	300,000	366,108
Series A, 5.00%, 11/1/2025	600,000	730,536
West Valley-Mission Community College District, CA, General Obligation Series A, 5.00%, 8/1/2034	660,000	787,400

TOTAL MUNICIPAL BONDS & NOTES (Cost $113,863,897)		119,237,309

	Shares
SHORT-TERM INVESTMENT — 0.4%
Dreyfus Tax Exempt Cash Management Fund 0.09% (d) (Cost $539,140)	539,140	539,140

TOTAL INVESTMENTS — 99.2% (Cost $114,403,037)		119,776,449
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		960,345

NET ASSETS — 100.0%		$120,736,794

(a)	Bond is insured by the following:

Assured Guaranty Municipal Corp.	2.01%
(b)	Non-income producing security.
(c)	When-issued security.
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
California	$—	$119,237,309	$—	$119,237,309
Short-Term Investment	539,140	—	—	539,140

TOTAL INVESTMENTS	$539,140	$119,237,309	$—	$119,776,449

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays New York Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 97.6%
NEW YORK — 97.6%
Battery Park City, NY, Authority Revenue:
Series A, 5.00%, 11/1/2021	$500,000	$602,410
Series A, 5.00%, 11/1/2024	300,000	376,356
Brookhaven, NY, General Obligation Series A, 3.00%, 2/1/2023	195,000	213,236
City of New York NY Series F-1, 5.00%, 6/1/2036	630,000	744,017
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	350,000	393,771
Erie County, NY, Industrial Development Agency School Facility Revenue Series A, 5.25%, 5/1/2025	500,000	595,825
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	237,930
Monroe County, NY, Industrial Development Corp. Revenue Series A, 5.00%, 7/1/2030	250,000	295,865
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2018	500,000	553,055
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2022	250,000	305,987
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	204,734
4.00%, 12/1/2022	300,000	342,609
4.00%, 7/15/2037	250,000	264,388
5.00%, 12/1/2038	200,000	233,724
5.00%, 10/15/2041	500,000	590,510
New York, NY, City Convention Center Development Corp. 5.00%, 11/15/2031	700,000	846,678
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB, 4.63%, 6/15/2046	500,000	550,845
Series DD, 5.00%, 6/15/2036	500,000	593,715
New York, NY, City Transitional Finance Authority Revenue:
Series A, 5.00%, 11/1/2025	115,000	137,731
Series B-1, 5.00%, 8/1/2030	500,000	605,920
Series D-1, 5.00%, 2/1/2025	250,000	308,327
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series A, 5.00%, 11/1/2020	500,000	585,985
Series E-1, 5.00%, 2/1/2032	500,000	610,200
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series CC-1, 4.25%, 6/15/2044	500,000	543,575
Series DD, 3.13%, 6/15/2027	165,000	174,200
Series GG, 5.00%, 6/15/2030	1,000,000	1,223,500
New York, NY, General Obligation:
Series C, 5.00%, 4/15/2024	500,000	631,890

Series E, 4.00%, 8/1/2022	250,000	284,418
Series F, 5.00%, 8/1/2027	880,000	1,034,968
Series J, 5.00%, 8/1/2020	500,000	579,785
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	591,360
5.00%, 9/15/2040	90,000	104,459
5.25%, 12/15/2043	500,000	583,515
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.00%, 11/15/2025	500,000	606,240
Series A, 5.00%, 11/15/2031	500,000	597,575
New York, NY, Municipal Water Finance Authority Revenue Series EE, 4.00%, 6/15/2045	255,000	266,664
New York, NY, Sales Tax Asset Receivable Corp.:
Series A, 5.00%, 10/15/2026	500,000	625,515
Series A, 5.00%, 10/15/2030	500,000	614,860
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B, 5.00%, 11/15/2023	500,000	620,950
Series B, 5.00%, 11/15/2023	500,000	610,450
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A, 5.00%, 8/1/2033	250,000	296,722
New York, State Bridge Authority General Obligation:
4.00%, 1/1/2027	500,000	551,095
5.00%, 1/1/2026	125,000	148,741
New York, State Convention Center Development Corp. Revenue 5.00%, 11/15/2033	300,000	358,902
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2045	150,000	210,656
Series A, 3.00%, 7/1/2019	500,000	532,445
New York, State Dormitory Authority, Sales Tax Revenue Series A, 4.13%, 3/15/2033	900,000	983,682
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2035	500,000	592,580
Series C, 4.00%, 3/15/2019	100,000	108,865
New York, State Environmental Facilities Corp. Revenue:
Series B, 5.00%, 6/15/2036	500,000	580,880
Series B, 5.00%, 6/15/2041	250,000	289,630
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A, 4.00%, 6/15/2027	275,000	306,718
New York, State General Obligation Series E, 4.00%, 12/15/2027	125,000	139,961
New York, State Local Government Assistance Corp. Revenue Series A, 5.00%, 4/1/2020	155,000	179,185
New York, State Power Authority Revenue Series A, 5.00%, 11/15/2022	300,000	368,601

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays New York Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A, 5.00%, 4/1/2018	$250,000	$270,625
Series A1, 5.00%, 4/1/2021	300,000	354,885
New York, State Urban Development Corp. Revenue:
Series A, 3.50%, 3/15/2028	235,000	250,259
Series A, 4.00%, 3/15/2024	500,000	558,845
Series A, 5.00%, 3/15/2022	500,000	600,740
New York, Utility Debt Securitization Authority Revenue:
Series TE, 5.00%, 12/15/2029	750,000	906,135
Series TE, 5.00%, 12/15/2041	100,000	116,408
Suffolk County, NY, Water Authority
4.00%, 6/1/2031	500,000	555,400
5.00%, 6/1/2021	500,000	594,980
Triborough Bridge & Tunnel Authority Series B-3, 5.00%, 11/15/2034	500,000	602,405

TOTAL MUNICIPAL BONDS & NOTES (Cost $29,097,673)		30,347,087

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.2%
Dreyfus Tax Exempt Cash Management Fund 0.09% (a)
(Cost $361,116)	361,116	$361,116

TOTAL INVESTMENTS — 98.8% (Cost $29,458,789)		30,708,203
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		367,325

NET ASSETS — 100.0%		$31,075,528

(a)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
New York	$—	$30,347,087	$—	$30,347,087
Short-Term Investment	361,116	—	—	361,116

TOTAL INVESTMENTS	$361,116	$30,347,087	$—	$30,708,203

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 100.6%
ALABAMA — 0.6%
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2017	$5,000,000	$5,284,450
Series A, 5.00%, 8/1/2018	4,800,000	5,268,720
Series A, 5.00%, 8/1/2019	5,865,000	6,650,265

		17,203,435

ALASKA — 0.7%
Alaska, State General Obligation:
Series A, 4.00%, 8/1/2018	120,000	128,528
Series A, 5.00%, 8/1/2018	105,000	114,870
Series B, 5.00%, 8/1/2020	750,000	869,678
Alaska, State Municipal Bond Bank Authority Revenue Series THREE, 5.00%, 9/1/2020	2,500,000	2,901,775
Municipality of Anchorage AK Series B, 5.00%, 9/1/2020	13,545,000	15,747,146

		19,761,997

ARIZONA — 2.1%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	315,996
Series B, 5.00%, 7/1/2019	5,000,000	5,646,000
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 4.00%, 12/1/2017	1,310,000	1,381,028
Arizona, State Transportation Board Series A, 3.50%, 7/1/2020	4,450,000	4,881,383
Arizona, State Transportation Board Revenue:
Series A-GARVEE, 5.00%, 7/1/2017	700,000	737,324
Series A-GARVEE, 5.00%, 7/1/2018	5,435,000	5,930,292
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,804,922
Arizona, State Transportation Board, Highway Revenue Series A, 5.00%, 7/1/2017	200,000	210,664
City of Phoenix Civic Improvement Corp. 5.00%, 7/1/2020	2,485,000	2,890,875
Maricopa County, AZ COPs, 3.00%, 7/1/2018	4,360,000	4,551,535
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,465,549
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,099,010
5.25%, 7/1/2019	1,550,000	1,763,125
Maricopa County, AZ, Unified School District No. 4 Mesa 4.00%, 7/1/2019	130,000	142,180

Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,357,410
5.00%, 7/1/2017	300,000	316,188
5.00%, 7/1/2019	6,415,000	7,252,606
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.00%, 6/1/2019	650,000	729,690
5.00%, 6/1/2019	1,000,000	1,122,600
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,250,250

		59,848,627

ARKANSAS — 0.4%
Arkansas, State General Obligation 4.00%, 6/15/2020	6,375,000	7,155,810
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 4/1/2019	2,705,000	3,035,605

		10,191,415

CALIFORNIA — 18.1%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	743,340
Alameda County, CA, Transportation Authority Sales Tax Revenue:
4.00%, 3/1/2019	4,000,000	4,370,520
5.00%, 3/1/2020	105,000	121,353
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2020	750,000	878,663
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,311,924
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B, VRN, 1.50%, 4/1/2047 (a)	6,000,000	6,054,000
Series C, VRN, 1.88%, 4/1/2047 (a)	29,175,000	29,757,625
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2020	800,000	932,416
California, State Department of Water Resources Center Valley Project Revenue:
Series AI, 5.00%, 12/1/2019	2,345,000	2,695,437
Series AS, 4.00%, 12/1/2018	7,575,000	8,225,238
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2018	410,000	446,203
Series N, 5.00%, 5/1/2020	110,000	127,610
Series N, 5.00%, 5/1/2021	6,190,000	7,367,647
Series O, 5.00%, 5/1/2021	150,000	178,538
California, State Department of Water Resources Revenue Series L, 5.00%, 5/1/2016	600,000	602,292
California, State General Obligation:
5.00%, 2/1/2018	150,000	161,657

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 3/1/2018	$2,500,000	$2,702,625
5.00%, 8/1/2018	16,170,000	17,737,196
5.00%, 4/1/2019	5,860,000	6,572,517
5.00%, 9/1/2019	20,000,000	22,729,400
5.00%, 10/1/2019	375,000	427,275
5.00%, 12/1/2019	19,640,000	22,490,942
5.00%, 8/1/2020	22,315,000	26,040,043
5.00%, 8/1/2020	26,305,000	30,696,094
5.00%, 10/1/2020	10,000,000	11,722,700
5.00%, 10/1/2020	100,000	117,227
Series B, 5.00%, 9/1/2020	825,000	964,928
California, State Public Works Board, Lease Revenue 5.00%, 6/1/2017	6,000,000	6,297,060
California, State University Revenue:
Series A, 4.00%, 11/1/2018	1,775,000	1,920,266
Series A, 5.00%, 11/1/2017	3,000,000	3,202,800
Series A, 5.00%, 11/1/2018	1,000,000	1,107,250
Series A, 5.00%, 11/1/2018	2,200,000	2,435,950
Series A, 5.00%, 11/1/2019	2,190,000	2,504,112
Series A, 5.00%, 11/1/2019	2,300,000	2,629,889
Series A, 5.00%, 11/1/2020 (b)	2,000,000	2,345,720
Series A, 5.00%, 11/1/2020	1,700,000	1,996,497
Cerritos, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2017	125,000	130,554
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2018	2,290,000	2,475,146
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	1,028,440
Desert Sands, CA, Unified School District, General Obligation 3.00%, 8/1/2017	5,500,000	5,672,095
East Bay, CA, Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2017	10,000,000	10,501,100
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,750,000	3,127,877
Long Beach, CA, Harbor Revenue Series C, 5.00%, 11/15/2018	5,000,000	5,545,650
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2020	10,105,000	11,782,834
Series A, 5.00%, 7/1/2020	11,425,000	13,342,800
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B, 5.00%, 7/1/2017	930,000	981,020
Series B, 5.00%, 7/1/2018	2,040,000	2,232,107
Series E, 5.00%, 7/1/2020	1,160,000	1,312,656
Los Angeles Unified School District/CA Series B, 5.00%, 7/1/2017	4,250,000	4,476,057
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	12,000,000	13,640,520
Series C, 5.00%, 8/1/2020	3,000,000	3,510,510

Los Angeles, CA, Department of Water & Power Series B, 5.00%, 12/1/2018	10,000,000	11,072,500
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 3.00%, 7/1/2018	1,530,000	1,607,326
Series A, 5.00%, 7/1/2018	2,580,000	2,824,790
Series A, 5.00%, 7/1/2018	450,000	492,696
Series B, 5.00%, 7/1/2018	1,000,000	1,095,580
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series B, 5.00%, 7/1/2017	320,000	337,309
Los Angeles, CA, General Obligation:
Series A, 5.00%, 9/1/2017	13,230,000	14,037,691
Series B, 5.00%, 9/1/2019	120,000	136,681
Series B, 5.00%, 9/1/2020	3,555,000	4,166,353
Los Angeles, CA, Solid Waste Resources Revenue Series B, 5.00%, 2/1/2018	6,370,000	6,865,013
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020 (b)	7,000,000	7,576,520
Series A, 5.00%, 7/1/2017	325,000	342,287
Series A, 5.00%, 7/1/2019	3,000,000	3,395,850
Series A, 5.00%, 7/1/2020 (b)	10,000,000	11,651,400
Series B, 5.00%, 7/1/2019	2,500,000	2,829,875
Series C, 5.00%, 7/1/2018	1,100,000	1,204,368
Series C, 5.00%, 7/1/2019	7,500,000	8,489,625
Series D, 4.00%, 7/1/2017	750,000	780,660
Series D, 5.00%, 7/1/2019	2,500,000	2,829,875
Series J, 5.00%, 7/1/2017	3,225,000	3,396,538
Series KY, 5.00%, 7/1/2017	1,000,000	1,053,190
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	1,000,000	1,091,370
Series A, 5.00%, 6/1/2020	2,735,000	3,174,323
Series D, 5.00%, 6/1/2020	3,500,000	4,079,320
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,500,000	4,014,885
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue Series A, 5.00%, 2/1/2018	125,000	134,714
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	2,250,000	2,622,577
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2020	1,500,000	1,740,780
Series A, 4.00%, 5/1/2018	300,000	320,394
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2020	1,000,000	1,162,110
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 4.00%, 5/15/2021	5,000,000	5,713,350
Series A, 5.00%, 5/15/2021	3,190,000	3,803,150

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

San Diego, CA, Unified School District, General Obligation
Series E, 3.00%, 7/1/2017	$425,000	$437,410
Series R-3, 5.00%, 7/1/2019	3,500,000	3,960,600
San Francisco Unified School District 5.00%, 6/15/2018	5,000,000	5,463,900
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	540,000	629,662
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	250,000	275,828
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,150,000	1,313,196
Series A, 5.00%, 10/1/2017	1,000,000	1,064,970
San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2017	8,170,000	8,597,128
San Luis County, CA, Community College District, General Obligation Series A, 3.00%, 8/1/2017	3,580,000	3,692,018
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,129,150
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	610,000	671,708
Series A, 5.00%, 6/1/2020	750,000	875,475
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2019	7,250,000	8,216,570
Series A, 5.00%, 7/1/2020	550,000	642,076
Southern California, State Public Power Authority Revenue Series A, 5.00%, 7/1/2017	350,000	368,351
State of California:
5.00%, 10/1/2018	2,290,000	2,526,534
Series B, 5.00%, 9/1/2018	6,500,000	7,150,715
Series B, 5.00%, 9/1/2020	20,000,000	23,392,200
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,970,663
University of California, Revenue:
Series AF, 4.00%, 5/15/2019	3,250,000	3,567,850
Series AF, 5.00%, 5/15/2017	250,000	262,278
Series AF, 5.00%, 5/15/2018	3,500,000	3,816,365
Series AO, 5.00%, 5/15/2017	4,200,000	4,404,792
Series AO, 5.00%, 5/15/2020	5,025,000	5,841,361
Series I, 5.00%, 5/15/2020	8,000,000	9,299,680
Unversity of California, Revenue Series I, 5.00%, 5/15/2018	1,275,000	1,389,686

		525,377,586

COLORADO — 0.3%
Colorado Springs, CO, Utilities System Revenue Series C-1, 5.00%, 11/15/2020	2,665,000	3,128,390

Denver, CO, City & County School District No. 1, General Obligation Series B, 4.00%, 12/1/2017	3,600,000	3,794,580
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 5.00%, 4/1/2019	570,000	640,025

		7,562,995

CONNECTICUT — 3.7%
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2017	535,000	569,390
Series A, 5.00%, 10/15/2018	3,855,000	4,235,874
Series A, 5.00%, 1/1/2019	3,000,000	3,336,300
Series C, 5.00%, 6/15/2017	15,820,000	16,623,656
Series C, 5.00%, 6/15/2018	5,435,000	5,908,117
Series C, 5.00%, 6/15/2020	1,375,000	1,575,338
Series D, 5.00%, 11/1/2017	7,685,000	8,193,209
Series E, 5.00%, 9/1/2019	7,500,000	8,440,125
Series F, 5.00%, 11/15/2019	11,575,000	13,102,784
Series H, 5.00%, 11/15/2020	1,000,000	1,157,290
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2010A-4-REMK, 1.20%, 7/1/2049 (a)	9,000,000	9,037,440
Series A-3-REMK, 0.88%, 7/1/2049 (a) .	4,865,000	4,862,762
Series A-REF, 1.38%, 7/1/2035 (a)	5,200,000	5,244,720
Series U1-REMK, 1.00%, 7/1/2033 (a)	5,660,000	5,648,963
Series U2-REMK, 1.00%, 7/1/2033 (a)	4,830,000	4,820,582
Connecticut, State Special Tax Obligation Revenue:
5.00%, 1/1/2018	9,650,000	10,331,000
Series A, 5.00%, 10/1/2018	1,805,000	1,985,789
Series C, 5.00%, 11/1/2020	1,085,000	1,263,157
State of Connecticut, Special Tax Rev. Series B, 5.00%, 8/1/2020	1,570,000	1,816,945

		108,153,441

DELAWARE — 0.8%
Delaware, State General Obligation:
5.00%, 7/1/2020	100,000	116,741
Series B, 5.00%, 2/1/2018	1,000,000	1,078,090
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	16,336,380
5.00%, 7/1/2019	2,760,000	3,113,777
5.00%, 7/1/2020	1,000,000	1,160,620

		21,805,608

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, General Obligation Series A, 5.00%, 6/1/2020	2,525,000	2,929,480
District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2018	5,275,000	5,851,505

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 12/1/2019	$1,500,000	$1,717,740
Series A, 5.00%, 12/1/2020	1,705,000	2,006,802

		12,505,527

FLORIDA — 3.8%
Florida Department of Environmental Protection Series A, 5.00%, 7/1/2020	5,395,000	6,251,834
Florida Department of Management Services Series A, COPs, 5.00%, 8/1/2017	1,165,000	1,231,125
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2018	4,000,000	4,359,160
Series B, 5.00%, 6/1/2018	4,250,000	4,631,607
Series B, 5.00%, 6/1/2019	7,135,000	8,031,156
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2018	1,300,000	1,416,727
Series B, 5.00%, 6/1/2020	100,000	115,666
Series D, 5.00%, 6/1/2017	8,210,000	8,620,418
Series E, 5.00%, 6/1/2017	200,000	209,998
Series F, 5.00%, 6/1/2017	120,000	125,999
Florida, State Department of Environmental Protection, Preservation Revenue Series B, 5.00%, 7/1/2017	400,000	421,228
Florida, State Department of Management Services, Certificates of Participation Series A, COPs, 5.00%, 8/1/2019	6,755,000	7,638,014
Florida, State Department of Transportation Series B, 5.00%, 7/1/2018	15,000,000	16,395,000
Florida, State General Obligation Series A, 5.00%, 7/1/2020	10,000,000	11,615,200
Florida, State Turnpike Authority Revenue:
Series C, 5.00%, 7/1/2018	10,400,000	11,367,200
Series C, 5.00%, 7/1/2019	10,000,000	11,292,000
Florida, Water Pollution Control Financing Revenue Series A, 5.00%, 7/15/2018	1,500,000	1,642,620
Jacksonville, FL, Special Tax Revenue:
Series B, 5.00%, 10/1/2017	150,000	159,584
Series B-1, 5.00%, 10/1/2018	1,000,000	1,098,860
Series B-1, 5.00%, 10/1/2018	1,830,000	2,010,914
Series C, 5.00%, 10/1/2020	570,000	662,756
JEA, FL, Electric System Revenue Series A, 5.00%, 10/1/2019	1,750,000	1,984,902
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2018	1,200,000	1,322,076
Series A, 5.00%, 10/1/2019	100,000	113,571
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,364,428

Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	141,641
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2021	2,975,000	3,489,705
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,502,986
South Florida Water Management District, Certificates of Participation COPs, 5.00%, 10/1/2020	2,000,000	2,329,260
Tampa Bay, FL, Water Regular Water Supply Authority, Utility System Revenue Series A, 5.00%, 10/1/2016	5,000	5,109

		111,550,744

GEORGIA — 2.3%
DeKalb County, GA, General Obligation 5.00%, 12/1/2020 (b)	7,420,000	8,648,381
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,152,760
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,545,186
Georgia, State Gas Revenue:
Series A, 5.00%, 1/1/2021	2,575,000	3,038,732
Series F, 5.00%, 12/1/2020	1,740,000	2,049,720
Georgia, State General Obligation:
Series A, 5.00%, 7/1/2017	5,440,000	5,734,957
Series A, 5.00%, 1/1/2018	5,000,000	5,374,500
Series A, 5.00%, 7/1/2018	3,000,000	3,282,510
Series A, 5.00%, 1/1/2020	2,510,000	2,879,497
Series C, 5.00%, 10/1/2020	1,000,000	1,172,750
Series E-2, 4.00%, 9/1/2019	4,100,000	4,523,858
Series F, 5.00%, 12/1/2018	1,000,000	1,109,570
Series J-1, 4.00%, 7/1/2017	500,000	520,950
Series J-2, 4.00%, 11/1/2017	1,700,000	1,789,488
Series J-2, 4.00%, 11/1/2019	1,075,000	1,190,681
Georgia, State Road & Tollway Authority Revenue Series A, 5.00%, 3/1/2018	235,000	254,094
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	1,000,000	1,116,660
5.00%, 2/1/2020	1,305,000	1,502,381
5.00%, 2/1/2021	10,000,000	11,842,100
Series A, 4.50%, 10/1/2017	2,500,000	2,639,325
Henry County, GA, School District, General Obligation 5.00%, 12/1/2017	1,000,000	1,069,610
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,391,322

		66,829,032

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HAWAII — 1.7%
City & County of Honolulu, HI, General Obligation Series B, 5.00%, 10/1/2019	$3,000,000	$3,417,090
Hawaii, State General Obligation:
Series EF, 5.00%, 11/1/2018	23,005,000	25,403,961
Series EH, 5.00%, 8/1/2018	3,000,000	3,285,630
Series EH, 5.00%, 8/1/2020	110,000	127,907
Series EO, 5.00%, 8/1/2019	3,000,000	3,394,260
Honolulu County, HI, Wastewater System Revenue Series B, 5.00%, 7/1/2018	1,000,000	1,091,830
State of Hawaii:
Series EY, 5.00%, 10/1/2020	6,840,000	7,988,915
Series EZ, 5.00%, 10/1/2020	5,000,000	5,839,850

		50,549,443

ILLINOIS — 0.9%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,000,000	2,266,380
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,034,300
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2018	1,000,000	1,072,550
5.00%, 1/1/2019	1,535,000	1,697,817
Series A, 5.00%, 10/1/2019	1,000,000	1,131,660
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2017	870,000	912,908
5.00%, 6/15/2018	1,945,000	2,100,153
5.00%, 6/15/2020	3,040,000	3,453,653
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series B, 5.00%, 6/15/2017	10,000,000	10,308,600
State of Illinois 4.00%, 6/15/2020	1,000,000	1,095,690

		25,073,711

INDIANA — 0.2%
Indiana, State Finance Authority Revenue:
Series B, 5.00%, 2/1/2019	1,000,000	1,113,690
Series B, 5.00%, 2/1/2021	2,885,000	3,397,116
University of Indiana, Revenue Series U, 5.00%, 8/1/2018	450,000	493,502

		5,004,308

IOWA — 0.1%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2019	365,000	413,100
5.00%, 8/1/2019	1,130,000	1,278,911
5.00%, 8/1/2020	115,000	133,880
Iowa, State General Obligation Series A, 5.00%, 6/1/2017	385,000	404,200

		2,230,091

KANSAS — 0.6%
Kansas, State Department of Transportation, Highway Revenue:
Series C, 5.00%, 9/1/2017	300,000	318,054
Series C, 5.00%, 9/1/2020	105,000	122,908
Kansas, State Development Finance Authority Revenue Series A, 5.00%, 5/1/2020	14,650,000	16,811,900

		17,252,862

KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 4.00%, 7/1/2017	1,150,000	1,195,114
Series A, 5.00%, 7/1/2017	150,000	157,730
Series A, 5.00%, 7/1/2019	1,000,000	1,122,720
Series A, 5.00%, 7/1/2021 (b)	3,000,000	3,514,980

		5,990,544

LOUISIANA — 0.7%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2017	500,000	522,650
Series A-1, 5.00%, 5/1/2018	2,035,000	2,209,847
Louisiana, State General Obligation:
Series A, 5.00%, 9/1/2018	1,650,000	1,808,549
Series A, 5.00%, 8/1/2020	755,000	868,937
Series C, 5.00%, 7/15/2018	2,000,000	2,183,480
Series C, 5.00%, 8/1/2019	3,530,000	3,968,002
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2019	1,000,000	1,112,390
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2019	1,500,000	1,676,460
State of Louisiana Series A, 5.00%, 8/1/2018	4,890,000	5,344,917

		19,695,232

MAINE — 0.2%
State of Maine Series B, 5.00%, 6/1/2020	5,605,000	6,507,853

MARYLAND — 5.7%
Anne Arundel County, MD, General Obligation:
5.00%, 4/1/2019	6,380,000	7,155,744
5.00%, 4/1/2020	12,750,000	14,728,545
Baltimore County, MD, General Obligation:
5.00%, 8/1/2017	4,000,000	4,230,320
5.00%, 8/1/2018	500,000	548,700
5.00%, 2/1/2020	100,000	114,962
Series B, 5.00%, 10/15/2017	1,000,000	1,065,860
County of Prince George’s MD Series B, 4.00%, 3/1/2019	300,000	327,333
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2020	2,000,000	2,303,880
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	12,898,860

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Maryland, State Department of Transportation:
5.00%, 5/1/2019	$3,650,000	$4,107,162
5.00%, 6/1/2020	155,000	179,967
Maryland, State Economic Development Corp. Lease Revenue 5.00%, 6/1/2020	110,000	127,233
Maryland, State General Obligation:
4.50%, 8/1/2019	2,000,000	2,236,520
Series A, 4.00%, 8/1/2019	625,000	688,700
Series A, 5.00%, 3/1/2018	22,515,000	24,326,332
Series A, 5.00%, 3/1/2019	2,100,000	2,350,215
Series A, 5.00%, 8/1/2019	600,000	680,754
Series A, 5.00%, 3/1/2020	1,000,000	1,153,240
Series B, 4.50%, 8/1/2017	3,270,000	3,436,803
Series B, 4.50%, 8/1/2019	3,170,000	3,544,884
Series B, 4.50%, 3/15/2024	1,350,000	1,493,397
Series B, 5.00%, 3/15/2017	11,000,000	11,459,360
Series B, 5.00%, 3/15/2019	3,300,000	3,698,409
Series B, 5.00%, 8/1/2019	1,000,000	1,134,590
Series C, 5.00%, 8/1/2018	2,550,000	2,798,370
Series C, 5.00%, 8/1/2019	250,000	283,647
Series C, 5.00%, 8/1/2020	170,000	198,456
Montgomery County, MD, General Obligation:
Series A, 5.00%, 7/1/2017	5,000,000	5,273,650
Series A, 5.00%, 11/1/2017	315,000	336,707
Series A, 5.00%, 7/1/2018	1,875,000	2,052,900
Series A, 5.00%, 11/1/2019	10,900,000	12,467,529
Series A, 5.00%, 11/1/2019	750,000	857,857
Series B, 5.00%, 11/1/2017	605,000	646,691
Series B, 5.00%, 11/1/2020	4,800,000	5,648,928
Prince George’s County, MD, General Obligation Series A, 5.00%, 9/1/2020	1,070,000	1,250,980
State of Maryland Department of Transportation 5.00%, 12/15/2020	16,325,000	19,238,196
Washington, MD, Suburban Sanitary Commission 5.00%, 6/1/2020	2,585,000	3,007,105
Washington, MD, Suburban Sanitation District, General Obligation:
5.00%, 6/1/2017	7,150,000	7,511,647
5.00%, 6/1/2019	500,000	564,635

		166,129,068

MASSACHUSETTS — 3.1%
Boston, MA, General Obligation Series A, 5.00%, 4/1/2020	1,500,000	1,734,690
Massachusetts Bay Transportation Authority Series A, 5.00%, 7/1/2020	300,000	349,134
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A, 4.00%, 7/1/2017	8,000,000	8,334,160
Series A, 4.00%, 7/1/2018	415,000	444,502
Massachusetts, State Federal Highway Revenue Series A, 5.00%, 6/15/2018	3,500,000	3,821,510

Massachusetts, State General Obligation:
Series A, 5.00%, 12/1/2017	450,000	482,180
Series A, 5.00%, 12/1/2018	7,000,000	7,761,110
Series A, 5.00%, 3/1/2021	10,930,000	12,931,392
Series B, 5.00%, 8/1/2018	1,700,000	1,863,931
Series C, 5.00%, 8/1/2019	10,000,000	11,328,300
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.00%, 8/15/2017	5,000,000	5,295,650
Series B, 5.00%, 8/15/2019	1,815,000	2,062,094
Series B, 5.00%, 8/15/2020	3,295,000	3,856,040
Series B, 5.00%, 10/15/2020	5,505,000	6,472,063
Massachusetts, State Transportation Fund Revenue Series A, 5.00%, 6/1/2017	9,840,000	10,338,888
Series A, 5.00%, 6/1/2018	10,635,000	11,594,702
Massachusetts, State Water Pollution Abatement Trust Revenue Series 16B, 5.00%, 8/1/2016	1,000,000	1,014,660
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2019	1,415,000	1,610,978

		91,295,984

MICHIGAN — 2.3%
Michigan, State Building Authority Revenue:
Series A, 5.00%, 5/1/2017	275,000	286,853
Series A, 5.00%, 5/1/2018	3,500,000	3,777,375
Series I, 5.00%, 4/15/2020	4,665,000	5,332,282
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	690,000	761,091
5.00%, 10/1/2018	2,000,000	2,206,060
Series A, 4.00%, 1/1/2018	135,000	142,661
Series A, 5.00%, 1/1/2017	4,275,000	4,414,066
Series A, 5.00%, 7/1/2017	10,000,000	10,548,600
Series A, 5.00%, 7/1/2018	500,000	546,850
Series A, 5.00%, 7/1/2019	4,960,000	5,604,254
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	21,788,521
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,000,000	4,561,440
State of Michigan Series A, 5.00%, 12/1/2020	4,625,000	5,429,842
University of Michigan 5.00%, 4/1/2020	1,330,000	1,536,389

		66,936,284

MINNESOTA — 1.6%
Minnesota, State General Fund Revenue Series B, 5.00%, 3/1/2017	3,500,000	3,639,510
Minnesota, State General Obligation:
ETM, 5.00%, 8/1/2017	40,000	42,281
Series A, 5.00%, 8/1/2017	2,960,000	3,129,223
Series A, 5.00%, 10/1/2018	2,660,000	2,934,751
Series A, ETM, 5.00%, 10/1/2018	40,000	44,048
Series B, 5.00%, 3/1/2018	11,500,000	12,418,390

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 8/1/2019	$1,175,000	$1,332,321
Series D, 5.00%, 8/1/2018	2,000,000	2,193,840
Series D, 5.00%, 10/1/2018	14,465,000	15,959,090
Series D, 5.00%, 10/1/2019	105,000	119,637
Series D, 5.00%, 8/1/2020	135,000	157,536
Series F, 5.00%, 10/1/2020	110,000	128,950
Shakopee, MN, Independent School District No. 720 Series A, 5.00%, 2/1/2021	4,700,000	5,531,900

		47,631,477

MISSISSIPPI — 0.1%
Mississippi, State Development Bank Revenue Series C, 5.00%, 1/1/2019	880,000	975,867
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	535,645
Mississippi, State General Obligation Series F, 4.00%, 11/1/2018	2,525,000	2,728,263

		4,239,775

MISSOURI — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	155,000	175,920
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2018	1,250,000	1,375,850
Missouri, State Environmental Improvement & Energy Resources Authority:
Series A, 5.00%, 1/1/2020	100,000	114,642
Series A, 5.00%, 1/1/2021	100,000	117,655
Missouri, State Board of Public Buildings, Special Obligation:
Series A, 4.00%, 10/1/2017	115,000	120,629
Series A, 4.00%, 10/1/2019	115,000	127,051
Missouri, State Highways & Transportation Commission, State Road Revenue Series B, 5.00%, 5/1/2019	11,555,000	12,998,566
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	18,910,000	22,014,455

		37,044,768

NEBRASKA — 1.0%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	23,865,000	26,934,039
Omaha, NE, Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2020	1,000,000	1,147,190
Series C, 5.00%, 2/1/2018	1,000,000	1,077,900

		29,159,129

NEVADA — 1.2%
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2020	2,500,000	2,885,025
Series A, 5.00%, 6/1/2021 (b)	4,345,000	5,122,277
Nevada, State Unemployment Compensation Fund, Special Revenue:
5.00%, 12/1/2017	305,000	326,390
5.00%, 6/1/2018	2,700,000	2,892,591
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,054,773
State of Nevada Series D, 5.00%, 4/1/2020	17,280,000	19,873,728

		34,154,784

NEW JERSEY — 0.3%
Bergen County, NJ, General Obligation 4.00%, 10/15/2019	7,000,000	7,754,390
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	240,000	269,282
Series J, 5.00%, 5/1/2020	165,000	190,486

		8,214,158

NEW MEXICO — 1.0%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2019	1,350,000	1,524,420
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series B, 5.00%, 8/1/2017	100,000	105,758
Series B, 5.00%, 8/1/2019	3,500,000	3,962,455
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Series A, VRN, 5.00%, 11/1/2039 (a)	15,340,000	17,131,712
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	6,470,000	7,070,222
Series A, 5.00%, 7/1/2018	240,000	262,265

		30,056,832

NEW YORK — 15.6%
Erie County, NY, Industrial Development Agency School Facility Revenue
5.00%, 5/1/2017	1,000,000	1,046,400
5.00%, 5/1/2019	100,000	112,298
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2017	2,000,000	2,134,840
Series A, 5.00%, 11/15/2020	1,150,000	1,353,929
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,847,575

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York City Transitional Finance Authority Future Tax Secured Revenue:
Series C, 5.00%, 11/1/2020	$2,100,000	$2,459,100
Series H, 5.00%, 11/1/2018	5,000,000	5,526,800
Series I, ETM, 5.00%, 5/1/2018	675,000	734,022
New York State Dormitory Authority:
Series A, 4.00%, 10/1/2017	380,000	398,194
Series A, 5.00%, 2/15/2018	495,000	534,862
Series A, ETM, 5.00%, 2/15/2018	5,000	5,391
Series A, 5.00%, 3/15/2018	520,000	561,948
Series A, 5.00%, 3/15/2018	4,150,000	4,493,163
Series A, 5.00%, 3/15/2018	15,000,000	16,243,500
Series A, 5.00%, 12/15/2019	135,000	154,378
Series C, 5.00%, 3/15/2020	300,000	344,664
New York State Environmental Facilities Corp. Series A, 5.00%, 6/15/2020	1,000,000	1,163,000
New York State Urban Development Corp.:
Series A, 5.00%, 3/15/2020	2,010,000	2,305,892
Series A-, 5.00%, 3/15/2021	10,000,000	11,792,500
New York, NY, City Transitional Finance Authority Revenue Series E, 5.00%, 11/1/2017	950,000	1,014,220
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
4.00%, 7/15/2017	150,000	156,344
Series S-1, 5.00%, 7/15/2018	325,000	355,745
Series S-2, 5.00%, 7/15/2020	1,500,000	1,738,995
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2017	12,145,000	12,974,018
5.00%, 11/1/2017	2,825,000	3,017,834
ETM, 5.00%, 2/1/2017	1,830,000	1,894,855
ETM, 5.00%, 11/1/2017	1,490,000	1,590,977
Series A-1, 4.00%, 8/1/2019	1,200,000	1,317,744
Series A-1, 5.00%, 8/1/2017	250,000	264,430
Series A-1, 5.00%, 8/1/2019	1,275,000	1,441,668
Series A-1, 5.00%, 8/1/2020	1,125,000	1,308,656
Series B, 5.00%, 11/1/2019	100,000	114,039
Series B, 5.00%, 11/1/2020	115,000	134,777
Series C, 5.00%, 11/1/2019	16,000,000	18,222,080
Series D-1, 5.00%, 2/1/2019	1,885,000	2,097,628
Series E, 5.00%, 11/1/2019	2,500,000	2,850,975
Series F-1, 5.00%, 2/1/2019	1,840,000	2,049,742
Series F-1, 5.00%, 5/1/2024	1,650,000	1,794,276
New York, NY, General Obligation: Series 1, 5.00%, 8/1/2018	250,000	273,743
Series 1 REMK 06/18/15, 5.00%, 8/1/2020	10,000,000	11,595,700
Series A, 5.00%, 8/1/2017	10,000,000	10,571,700
Series A, 5.00%, 8/1/2018	500,000	547,485
Series A, 5.00%, 8/1/2019	6,315,000	7,133,866
Series A, 5.00%, 8/1/2020	750,000	869,678
Series A-1, 5.00%, 10/1/2020	5,220,000	6,081,822

Series B, 4.00%, 8/1/2017	350,000	365,411
Series B, 4.00%, 8/1/2019	1,150,000	1,261,654
Series B, 5.00%, 8/1/2018	10,000,000	10,949,700
Series B, 5.00%, 8/1/2019	3,575,000	4,038,570
Series D, 5.00%, 8/1/2017	5,435,000	5,745,719
Series D, 5.00%, 8/1/2018	3,065,000	3,356,083
Series D, 5.00%, 8/1/2019	160,000	180,747
Series D-1, 5.00%, 10/1/2017	365,000	388,320
Series E, 5.00%, 8/1/2018	11,725,000	12,838,523
Series E, 5.00%, 8/1/2018	250,000	273,743
Series F, 5.00%, 8/1/2020	1,195,000	1,385,686
Series G, 5.00%, 8/1/2017	2,320,000	2,452,634
Series G, 5.00%, 8/1/2019	2,345,000	2,649,076
Series G-1, 5.00%, 4/1/2019	1,135,000	1,268,714
Series H, 4.00%, 8/1/2017	990,000	1,033,590
Series I, 5.00%, 3/1/2017	3,500,000	3,639,160
Series I, 5.00%, 8/1/2018	2,240,000	2,452,733
Series I, 5.00%, 3/1/2021	5,300,000	6,234,496
Series J, 5.00%, 8/1/2017	2,000,000	2,114,340
Series J, 5.00%, 8/1/2019	15,000,000	16,945,050
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 4.00%, 12/1/2018	1,000,000	1,079,240
New York, Sales Tax Asset Receivable Corp. Revenue Series A, 5.00%, 10/15/2018	17,000,000	18,796,730
New York, State Dormitory Authority Revenue Series A, 4.00%, 5/15/2018	160,000	170,696
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,750,000	4,197,487
Series A, 5.00%, 7/1/2020	1,300,000	1,508,806
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,000,000	3,186,270
Series A, 5.00%, 3/15/2019	5,000,000	5,600,550
Series A, 5.00%, 3/15/2020	1,000,000	1,153,900
Series A, 5.00%, 3/15/2021	5,060,000	5,993,722
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2018	400,000	431,668
Series A, 5.00%, 3/15/2020	5,000,000	5,744,400
Series A, 5.00%, 12/15/2020	100,000	117,194
Series B, 5.00%, 2/15/2017	9,000,000	9,344,340
Series B, 5.00%, 3/15/2018	12,025,000	12,995,057
Series B, 5.00%, 3/15/2019	610,000	681,754
Series C, 4.00%, 3/15/2018	975,000	1,034,875
Series C, 4.00%, 3/15/2019	1,150,000	1,251,948
Series C, 5.00%, 3/15/2018	5,715,000	6,176,029
Series C, 5.00%, 3/15/2019	680,000	759,988
Series D, 4.00%, 2/15/2019	280,000	304,212
Series E, 5.00%, 8/15/2017	1,675,000	1,774,277
Series E, 5.00%, 8/15/2018	9,600,000	10,531,584
Series E, 5.00%, 2/15/2019	3,165,000	3,527,836
Series E, 5.00%, 8/15/2019	495,000	560,627
Series E, 5.00%, 2/15/2020	4,725,000	5,413,905
Series E, ETM, 5.00%, 2/15/2018	5,000	5,377

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York, State Environmental Facilities Revenue Series A, 5.00%, 6/15/2017	$8,000,000	$8,420,240
New York, State General Obligation:
Series A, 5.00%, 2/15/2018	12,485,000	13,466,196
Series A-1, 5.00%, 10/1/2017	5,175,000	5,505,631
Series C, 5.00%, 4/15/2017	1,795,000	1,876,744
Series C, 5.00%, 4/15/2018	6,150,000	6,678,900
Series C, 5.00%, 4/15/2020	8,485,000	9,839,800
Series E, 5.00%, 12/15/2019	325,000	372,925
Series E, 5.00%, 12/15/2020	1,350,000	1,595,659
New York, State Thruway Authority Personal Income Tax Revenue Series A, 5.00%, 3/15/2019	270,000	301,342
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2018	1,620,000	1,749,049
Series A, 5.00%, 3/15/2019	6,420,000	7,165,234
New York, State Urban Development Corp. Revenue:
Series A, 5.00%, 3/15/2020	10,000,000	11,472,100
Series C, 5.00%, 3/15/2019	15,000,000	16,731,900
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-RMKT 11/15/12, 4.00%, 11/15/2017	2,300,000	2,419,462
Series B, 5.00%, 11/15/2017	3,550,000	3,791,151
New York, Utility Debt Securitization Authority Revenue Series TE, 5.00%, 12/15/2018	1,000,000	1,031,930
Port Authority of New York & New Jersey:
Series 189, 5.00%, 5/1/2019	10,975,000	12,346,107
Series 189, 5.00%, 5/1/2020	3,365,000	3,894,920
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 4.00%, 11/15/2020	2,315,000	2,616,019
Series B, 5.00%, 11/15/2020	12,500,000	14,685,875
Westchester County, NY, General Obligation Series C, 5.00%, 11/1/2016	5,000	5,129

		453,508,187

NORTH CAROLINA — 2.1%
Buncombe County, NC, General Obligation Series A, 5.00%, 6/1/2019	600,000	674,958
Charlotte, NC, General Obligation:
Series A, 5.00%, 7/1/2018	160,000	175,142
Series A, 5.00%, 7/1/2020	500,000	581,890
Series B, 5.00%, 7/1/2017	200,000	210,792
Guilford County, NC, General Obligation Series C, 5.00%, 10/1/2018	4,765,000	5,262,180
Mecklenburg County, NC, General Obligation: Series A, 5.00%, 12/1/2017	2,200,000	2,356,926
Series C, 5.00%, 12/1/2019	500,000	573,550

North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2018	5,630,000	6,140,641
Series A, 5.00%, 6/1/2018	2,000,000	2,181,400
Series D, 3.00%, 6/1/2019	7,175,000	7,628,819
Series E, 5.00%, 5/1/2018	1,400,000	1,522,416
Series E, 5.00%, 5/1/2019	18,900,000	21,273,462
Series E, 5.00%, 5/1/2020	8,525,000	9,889,767
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,297,327

		61,769,270

OHIO — 2.7%
Columbus, OH, General Obligation:
Series A, 5.00%, 7/1/2017	110,000	115,908
Series A, 5.00%, 6/1/2018	4,780,000	5,215,697
Cuyahoga County, OH, Certificate of Participation:
COPs, 5.00%, 12/1/2018	2,270,000	2,487,875
COPs, 5.00%, 12/1/2019	2,670,000	3,004,204
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2018	2,580,000	2,849,739
Series A, 5.00%, 12/1/2019	1,590,000	1,810,946
Ohio, State General Obligation:
5.00%, 9/1/2020	6,380,000	7,447,119
Series A, 4.00%, 5/1/2021	10,290,000	11,698,186
Series A, 5.00%, 9/15/2017	5,000,000	5,310,700
Series A, 5.00%, 9/15/2019	2,925,000	3,325,491
Series B, 5.00%, 9/15/2016	1,080,000	1,101,643
Series C, 2.00%, 11/1/2018	6,765,000	6,964,229
Series C, 3.00%, 11/1/2020	11,385,000	12,336,331
Series C, 5.00%, 9/15/2020	5,000,000	5,843,550
Series R, 5.00%, 5/1/2017	355,000	371,550
Series R, 5.00%, 5/1/2019	2,075,000	2,332,196
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	100,000	117,294
Series 1A-GARVEE, 4.00%, 12/15/2017	1,000,000	1,055,480
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	3,152,602
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B, 5.00%, 12/1/2018	290,000	321,613

		76,862,353

OKLAHOMA — 0.4%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,093,470
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A, 5.00%, 7/1/2018	2,225,000	2,429,322
Oklahoma, State Turnpike Authority Revenue:
Series A, 5.00%, 1/1/2017	4,000,000	4,129,240
Series A, 5.00%, 1/1/2019	2,775,000	3,085,272

		10,737,304

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

OREGON — 0.3%
Oregon, State Department of Authority Services Lottery Revenue
Series D, 5.00%, 4/1/2020	$210,000	$242,678
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2018	1,000,000	1,108,580
Oregon, State General Obligation:
Series F, 5.00%, 5/1/2017	1,200,000	1,255,812
Series F, 5.00%, 5/1/2020	1,185,000	1,372,135
Series I, 5.00%, 5/1/2018	1,900,000	2,065,300
Portland, OR, Sewer System Revenue Series A, 5.00%, 6/1/2018	110,000	119,952
State of Oregon Series F, 5.00%, 5/1/2018	1,450,000	1,576,150
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,425,749

		9,166,356

PENNSYLVANIA — 3.2%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 4.00%, 1/1/2018	145,000	153,098
Series A, 5.00%, 7/1/2018	18,225,000	19,932,682
Series A, 5.00%, 7/1/2019	5,640,000	6,374,497
Pennsylvania, State General Obligation:
5.00%, 3/15/2017	1,000,000	1,040,210
5.00%, 6/1/2017	9,565,000	10,030,624
5.00%, 6/1/2018	1,435,000	1,557,090
5.00%, 6/15/2018	1,500,000	1,629,885
5.00%, 7/1/2018	255,000	277,463
5.00%, 7/1/2018	4,185,000	4,553,657
5.00%, 11/15/2018	100,000	110,092
5.00%, 3/15/2019	8,500,000	9,449,960
5.00%, 10/15/2019	5,150,000	5,823,981
Series REF, 5.00%, 7/1/2017	3,625,000	3,813,645
Series REF, 5.00%, 7/1/2017	12,000,000	12,624,480
Series REF, 5.00%, 7/1/2018	1,025,000	1,115,292
Pennsylvania, State Higher Educational Facilities Authority Revenue:
AN, 5.00%, 6/15/2020	9,475,000	10,868,015
Series AN, 5.00%, 6/15/2017	300,000	315,351
Series AQ, 5.00%, 6/15/2019	2,385,000	2,664,975

		92,334,997

SOUTH CAROLINA — 0.7%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	12,125,000	13,972,971
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,152,391
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	3,072,677

		20,198,039

TENNESSEE — 1.1%
Knoxville, TN, General Obligation 5.00%, 5/1/2021	2,690,000	3,193,003
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2017	4,300,000	4,585,090
Series A, 5.00%, 11/1/2018	2,750,000	3,041,225
Metropolitan Government Nashville & Davidson County, TN Series A, 5.00%, 1/1/2021	130,000	152,952
Nashville & Davidson County, TN, Metropolitan Series C, 5.00%, 7/1/2018	1,000,000	1,092,530
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B, 5.00%, 5/15/2019	2,790,000	3,137,383
Shelby County, TN, General Obligation:
Series A, 4.00%, 3/1/2018	150,000	159,029
Series A, 5.00%, 4/1/2017	6,100,000	6,365,472
Series A, 5.00%, 4/1/2018	1,475,000	1,598,826
Series A, 5.00%, 3/1/2021	1,500,000	1,773,885
Tennessee, State School Bond Authority:
5.00%, 11/1/2019	3,150,000	3,598,213
Series B, 5.00%, 11/1/2020	3,000,000	3,523,230
Series C, 5.00%, 5/1/2017	1,050,000	1,085,700

		33,306,538

TEXAS — 8.7%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (c)	1,860,000	2,191,787
Alvin, TX, Independent School District, General Obligation:
Series C, 3.00%, 2/15/2020 (c)	3,750,000	4,018,575
Series C, 5.00%, 2/15/2021 (c)	1,275,000	1,500,458
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,050,620
Austin, TX, General Obligation 5.00%, 9/1/2020	2,800,000	3,267,012
Austin, TX, Independent School District, General Obligation Series B, 5.00%, 8/1/2019	3,500,000	3,963,680
Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	1,580,000	1,846,198
Comal, TX, Independent School District, General Obligation Series A, 5.00%, 2/1/2021 (c)	1,835,000	2,159,795
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (c)	695,000	749,078
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (c)	4,000,000	4,237,480
Dallas Area Rapid Transit Series A, 5.00%, 12/1/2020	2,840,000	3,332,825

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2019	$3,000,000	$3,429,660
Dallas, TX, General Obligation:
5.00%, 2/15/2017	4,180,000	4,337,335
5.00%, 2/15/2018	5,000,000	5,391,950
5.00%, 2/15/2020	7,800,000	8,972,340
5.00%, 2/15/2021	1,025,000	1,207,317
5.00%, 2/15/2021	3,000,000	3,533,610
ETM, 5.00%, 2/15/2017	10,000	10,373
Series A, 5.00%, 2/15/2018	300,000	323,517
Series A, ETM, 5.00%, 2/15/2018	5,000	5,388
Dallas, TX, Independent School District, General Obligation:
5.00%, 8/15/2017 (c)	4,000,000	4,232,000
5.00%, 8/15/2018 (c)	5,715,000	6,271,012
Dallas, TX, Waterworks & Sewer System Revenue 5.00%, 10/1/2019	2,895,000	3,294,278
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2021	3,640,000	4,281,768
Harris County, TX, General Obligation:
5.00%, 8/15/2020	750,000	873,165
Series A, 5.00%, 10/1/2019	2,280,000	2,595,301
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2017	4,000,000	4,121,520
Series A, 5.00%, 3/1/2017	530,000	550,877
Series A, 5.00%, 3/1/2018	200,000	215,298
Series A, 5.00%, 3/1/2018	2,500,000	2,691,225
Series A, 5.00%, 3/1/2019	675,000	749,453
Series A, 5.00%, 3/1/2020	3,900,000	4,444,362
Series A, 5.00%, 3/1/2021 (b)	9,000,000	10,463,940
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	625,000	696,275
5.00%, 2/15/2020 (c)	17,070,000	19,558,806
Series A, 5.00%, 2/15/2021 (b) (c)	4,240,000	4,983,187
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	5,098,095
Houston, TX, Utilities System Revenue Series D, 5.00%, 11/15/2017	480,000	513,005
Katy, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2020 (c)	3,000,000	3,444,750
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (c)	2,815,000	3,234,632
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2019	3,200,000	3,629,792
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a) (c)	9,415,000	9,430,911

2.00%, 8/1/2044 (a) (c)	19,000,000	19,512,240
5.00%, 2/15/2018 (c)	2,745,000	2,958,589
Northwest Independent School District Series B, 5.00%, 2/15/2021(c)	2,120,000	2,495,982
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2019 (c)	700,000	780,878
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2019	13,500,000	15,014,835
5.00%, 2/1/2020	125,000	143,399
San Antonio, TX, General Obligation 5.00%, 2/1/2019	1,300,000	1,449,344
San Antonio, TX, Water Revenue Series A, 5.00%, 5/15/2019	2,225,000	2,502,035
Spring Independent School District 5.00%, 8/15/2020 (c)	2,000,000	2,331,220
Texas Water Development Board:
Series A, 4.00%, 4/15/2020	2,350,000	2,620,720
Series A, 5.00%, 10/15/2017	8,015,000	8,540,383
Series A, 5.00%, 10/15/2020	2,000,000	2,340,700
Texas, North East Independent School District, General Obligation:
5.00%, 8/1/2017 (c)	1,325,000	1,399,664
5.00%, 8/1/2018 (c)	10,000,000	10,949,700
Texas, State General Obligation:
5.00%, 4/1/2017	1,000,000	1,043,110
5.00%, 10/1/2018	200,000	220,658
5.00%, 4/1/2019	405,000	453,734
5.00%, 4/1/2020	120,000	138,114
Series A, 5.00%, 10/1/2017	4,000,000	4,255,560
Series A, 5.00%, 10/1/2019	5,000,000	5,689,600
Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	1,000,000	1,077,670
Series A, 4.75%, 4/1/2017	960,000	999,024
Series A, 5.00%, 4/1/2019	6,000,000	6,721,980
Series A, 5.00%, 4/1/2020	4,550,000	5,250,291
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2017	1,000,000	1,055,800
5.00%, 8/1/2020	215,000	249,703

		251,097,583

UTAH — 0.1%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,877,598
Utah, State Board of Regents Student Loan Revenue Series EE2, 4.50%, 11/1/2017	450,000	475,740
Utah, State General Obligation Series A, 4.00%, 7/1/2017	680,000	708,492

		4,061,830

VIRGINIA — 3.3%
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	7,513,386

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2017	$310,000	$325,221
Series A, 4.00%, 10/1/2020	10,355,000	11,681,268
Series A, 5.00%, 4/1/2018	210,000	227,718
Series A, 5.00%, 10/1/2018	3,000,000	3,310,680
Series A, 5.00%, 10/1/2019	2,175,000	2,473,366
Series B, 4.00%, 4/1/2019	7,765,000	8,482,952
Series C, 5.00%, 10/1/2018	600,000	662,136
Series C, 5.00%, 10/1/2020	750,000	879,563
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,437,730
Virginia, Commonwealth Transportation Board Series A, 5.00%, 9/15/2019	1,000,000	1,134,000
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A, 5.00%, 9/1/2018	2,600,000	2,855,060
Series A, 5.00%, 2/1/2020	1,000,000	1,147,590
Series A, 5.00%, 2/1/2020	6,000,000	6,880,680
Series A, 5.00%, 9/1/2020	1,025,000	1,194,514
Series A, 5.00%, 2/1/2021	6,920,000	8,155,497
Virginia, State Commonwealth Transportation Board 5.00%, 9/15/2017	150,000	159,164
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 5/15/2017	1,005,000	1,052,737
Virginia, State Public Building Authority, Public Facilities Revenue:
Series C, 5.00%, 8/1/2017	10,000,000	10,568,900
Series C, 5.00%, 8/1/2018	10,000,000	10,952,100
Virginia, State Public School Authority Revenue:
Series A, 4.00%, 8/1/2018	7,765,000	8,329,904
Series C, 5.00%, 8/1/2018	460,000	504,022
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,101,470
Virginia, State Transportation Board Revenue 5.00%, 9/15/2018	2,210,000	2,429,144

		95,458,802

WASHINGTON — 4.5%
Central Puget Sound, WA, Regional Transit Authority Series P-1, 5.00%, 2/1/2017	4,500,000	4,660,200
Energy Northwest, WA, Electricity Revenue:
Series A, 5.00%, 7/1/2017	135,000	142,251
Series A, 5.00%, 7/1/2017	13,700,000	14,435,827
Series A, 5.00%, 7/1/2019	100,000	112,852
Series B, 5.00%, 7/1/2017	7,415,000	7,813,260
Series B, 5.00%, 7/1/2017	100,000	105,371
Pierce County, WA, School District No. 10, General Obligation 5.00%, 12/1/2020	3,500,000	4,107,355

Seattle, WA, Municipal Light & Power Revenue:
Series A, 5.00%, 6/1/2018	240,000	261,768
Series B, 5.00%, 4/1/2021	10,825,000	12,816,908
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	895,970
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,529,720
State of Washington COPs, 5.00%, 7/1/2020	11,400,000	13,113,534
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2018	2,000,000	2,111,700
Washington, State General Obligation:
4.00%, 7/1/2019	21,395,000	23,478,445
5.00%, 7/1/2017	13,900,000	14,642,955
Series A, 5.00%, 7/1/2018	750,000	819,578
Series E, 5.00%, 2/1/2021	300,000	353,562
Series R-2015, 5.00%, 7/1/2019	4,100,000	4,629,720
Series R-2015, 5.00%, 7/1/2020	105,000	121,912
Series R-2015E, 5.00%, 7/1/2019	19,645,000	22,183,134

		129,336,022

WEST VIRGINIA — 0.5%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2017	620,000	651,143
Series A, 5.00%, 6/1/2020	10,815,000	12,557,080

		13,208,223

WISCONSIN — 2.0%
Milwaukee, WI, General Obligation 5.00%, 5/1/2017	10,000,000	10,461,800
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2021	1,685,000	1,903,865
Series 2, 5.00%, 7/1/2019	1,500,000	1,693,290
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2017	115,000	120,349
Series 1, 5.00%, 5/1/2018	1,000,000	1,086,790
Series 2, 5.00%, 11/1/2017	500,000	533,640
Series 2, 5.00%, 5/1/2019	4,750,000	5,338,762
Series 2, 5.00%, 11/1/2019	1,750,000	1,997,013
Series 2, 5.00%, 5/1/2020	105,000	121,535
Series 3, 5.00%, 11/1/2020	120,000	140,812
Series 4, 5.00%, 5/1/2019	8,410,000	9,452,419
Series A, 5.00%, 5/1/2018	5,300,000	5,759,987
Series B, 5.00%, 5/1/2019	13,035,000	14,650,688
Series B, 5.00%, 5/1/2020	5,000,000	5,787,400

		59,048,350

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,899,465,039)		2,918,050,564

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
Dreyfus Tax Exempt Cash Management Fund 0.09% (d) (Cost $1,406,853)	1,406,853	$1,406,853

TOTAL INVESTMENTS — 100.7% (Cost $2,900,871,892)		2,919,457,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(20,133,608)

NET ASSETS — 100.0%		$2,899,323,809

(a)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(b)	When-issued security.
(c)	Bond is insured by the following:

Permanent School Fund Guaranteed	3.70%
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$17,203,435	$—	$17,203,435
Alaska	—	19,761,997	—	19,761,997
Arizona	—	59,848,627	—	59,848,627
Arkansas	—	10,191,415	—	10,191,415
California	—	525,377,586	—	525,377,586
Colorado	—	7,562,995	—	7,562,995
Connecticut	—	108,153,441	—	108,153,441
Delaware	—	21,805,608	—	21,805,608
District of Columbia	—	12,505,527	—	12,505,527
Florida	—	111,550,744	—	111,550,744
Georgia	—	66,829,032	—	66,829,032
Hawaii	—	50,549,443	—	50,549,443
Illinois	—	25,073,711	—	25,073,711
Indiana	—	5,004,308	—	5,004,308
Iowa	—	2,230,091	—	2,230,091
Kansas	—	17,252,862	—	17,252,862
Kentucky	—	5,990,544	—	5,990,544
Louisiana	—	19,695,232	—	19,695,232
Maine	—	6,507,853	—	6,507,853
Maryland	—	166,129,068	—	166,129,068
Massachusetts	—	91,295,984	—	91,295,984
Michigan	—	66,936,284	—	66,936,284
Minnesota	—	47,631,477	—	47,631,477
Mississippi	—	4,239,775	—	4,239,775
Missouri	—	37,044,768	—	37,044,768
Nebraska	—	29,159,129	—	29,159,129
Nevada	—	34,154,784	—	34,154,784
New Jersey	—	8,214,158	—	8,214,158
New Mexico	—	30,056,832	—	30,056,832
New York	—	453,508,187	—	453,508,187
North Carolina	—	61,769,270	—	61,769,270
Ohio	—	76,862,353	—	76,862,353
Oklahoma	—	10,737,304	—	10,737,304
Oregon	—	9,166,356	—	9,166,356
Pennsylvania	—	92,334,997	—	92,334,997
South Carolina	—	20,198,039	—	20,198,039
Tennessee	—	33,306,538	—	33,306,538
Texas	—	251,097,583	—	251,097,583
Utah	—	4,061,830	—	4,061,830
Virginia	—	95,458,802	—	95,458,802
Washington	—	129,336,022	—	129,336,022
West Virginia	—	13,208,223	—	13,208,223
Wisconsin	—	59,048,350	—	59,048,350
Short-Term Investment	1,406,853	—	—	1,406,853

TOTAL INVESTMENTS	$1,406,853	$2,918,050,564	$—	$2,919,457,417

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 97.0%
ALABAMA — 1.9%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A, 5.00%, 4/1/2024 (a)	$500,000	$503,975
Jefferson County, AL, School Warrant Revenue Series A, 5.00%, 1/1/2024	1,000,000	1,006,200
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D, 6.00%, 10/1/2042	3,710,000	4,340,552
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, AMT, 4.13%, 5/15/2035	400,000	399,092
Selma Industrial Development Board, Environmental Improvement Revenue AMT, 7.50%, 5/1/2025 (b)	400,000	399,388
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,607,744

		8,256,951

ALASKA — 0.2%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	463,805
Series A, 5.00%, 6/1/2046	555,000	488,478

		952,283

ARIZONA — 1.8%
Arizona Health Facilities Authority 5.20%, 10/1/2037	200,000	200,148
Phoenix, AZ, Industrial Development Authority Education Revenue:
5.00%, 7/1/2022	325,000	345,755
5.00%, 7/1/2035 (b)	1,325,000	1,372,554
5.00%, 7/1/2044	1,000,000	1,085,720
6.00%, 7/1/2032	250,000	276,815
7.50%, 7/1/2042	495,000	202,930
Series A, 7.50%, 7/1/2042	1,000,000	1,057,320
Pima County, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2048	1,000,000	991,510
6.25%, 6/1/2026	160,000	160,723
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,200,000	1,347,216
Salt Verde Financial Corp.
5.25%, 12/1/2027	185,000	224,694
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	703,164

		7,968,549

ARKANSAS — 0.2%
Arkansas, State Development Finance Authority Revenue:
Series A, 5.00%, 2/1/2035	305,000	346,941

Series C, 5.00%, 2/1/2035	575,000	654,068

		1,001,009

CALIFORNIA — 14.7%
Antelope Valley, CA, Health Care District Revenue Series A, 5.25%, 3/1/2036	2,000,000	2,182,380
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	156,309
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	2,000,000	2,016,840
California Pollution Control Financing Authority AMT, 4.30%, 7/1/2040	1,000,000	1,042,050
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 5.00%, 6/1/2033	2,195,000	2,151,012
Series A-1, 5.75%, 6/1/2047	5,700,000	5,658,618
California, Municipal Finance Authority Revenue Series B, 5.88%, 8/15/2049	490,000	544,106
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue AMT, 5.00%, 11/21/2045 (b)	500,000	545,885
California, School Finance Authority Revenue:
Series A, 5.13%, 7/1/2044	60,000	65,272
Series A, 6.00%, 10/1/2049	200,000	221,192
California, State Health Facilities Financing Authority Revenue Series A, 4.00%, 3/1/2027	1,115,000	1,225,207
California, State Public Works Board, Lease Revenue:
Series A, 3.00%, 3/1/2018	1,355,000	1,411,503
Series I-1, 6.63%, 11/1/2034	365,000	366,241
California, Statewide Communities Development Authority Revenue:
5.25%, 12/1/2044	2,000,000	2,178,420
7.00%, 7/1/2046	160,000	180,446
Series A, 4.88%, 11/15/2036 (b)	550,000	565,092
Series A, 5.25%, 12/1/2029	1,000,000	1,139,430
Series A, 5.25%, 11/1/2044	300,000	310,140
Series A, 5.50%, 7/1/2030	795,000	795,994
Series A, 6.00%, 10/1/2047	1,000,000	1,081,720
Series D, 4.75%, 8/1/2020	175,000	176,055
Series I-1, 4.50%, 11/1/2037	675,000	687,575
Series R-1, 4.00%, 9/2/2023	1,000,000	1,081,920
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	110,201
City of San Clemente CA:
5.00%, 9/1/2031	200,000	234,508
5.00%, 9/1/2032	200,000	231,944
Corona-Norco, CA, Unified School District, Special Tax:
4.00%, 9/1/2019	400,000	435,600
4.00%, 9/1/2020	420,000	465,268

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	$255,000	$282,517
Series C, 6.25%, 1/15/2033	1,500,000	1,779,570
Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 4.50%, 6/1/2027	2,210,000	2,236,211
Series A-2, 5.30%, 6/1/2037	2,100,000	2,081,646
Series B, Zero Coupon, 6/1/2047	500,000	43,245
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	1,000,000	1,041,570
Inland Empire Tobacco Securitization Authority Revenue:
5.75%, 6/1/2026	940,000	967,805
Series A, 4.63%, 6/1/2021	1,000,000	1,004,430
Kaweah, CA, Health Care District Revenue Series B, 5.00%, 6/1/2040	1,000,000	1,135,180
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,113,190
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	119,990
Series A, 5.50%, 11/15/2037	500,000	640,980
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031(a)	220,000	281,860
M-S-R Energy Authority Revenue:
6.50%, 11/1/2039	810,000	1,148,620
7.00%, 11/1/2034	300,000	444,141
Series C, 6.50%, 11/1/2039	1,000,000	1,418,050
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B, 7.50%, 8/1/2041	1,000,000	1,266,740
Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	277,228
Menifee, CA, Union School District Public Financing Authority, Special Tax:
Series A, 4.00%, 9/1/2020	1,000,000	1,107,780
Series A, 4.00%, 9/1/2022	250,000	282,805
Palomar Pomerado, CA, Health Care District, Certificates of Participation COPs, 6.00%, 11/1/2041	2,000,000	2,133,140
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)	500,000	443,745
Series A, 6.50%, 9/1/2028	1,000,000	1,137,180
Port of Oakland, CA, Revenue Series P, AMT, 5.00%, 5/1/2029	575,000	666,080
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A, 5.00%, 7/1/2027	1,000,000	1,034,750
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	421,871

Riverside County, CA, Redevelopment Agency, Tax Allocation Series A, 6.00%, 10/1/2039	430,000	494,517
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	234,744
5.00%, 2/15/2026	155,000	184,230
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	270,876
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	485,000	621,809
San Joaquin Hills Transportation Corridor Agency Revenue Series B, 5.25%, 1/15/2049	2,000,000	2,202,760
Saugus/Hart School Facilities Financing Authority:
4.00%, 9/1/2019	430,000	469,779
4.00%, 9/1/2020	350,000	389,312
4.00%, 9/1/2021	415,000	466,091
4.00%, 9/1/2022	385,000	435,520
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	215,000	261,204
Temecula, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2030	500,000	565,020
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A-1, 5.50%, 6/1/2045	1,915,000	1,898,339
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2037	1,000,000	985,800
Series A-1, 5.13%, 6/1/2046	1,025,000	1,008,067
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	940,050
Tustin Community Facilities District.:
Series A, 5.00%, 9/1/2030	635,000	750,106
Series A, 5.00%, 9/1/2037	830,000	953,039
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	550,000	609,075

		65,511,590

COLORADO — 2.8%
Colorado High Performance Transportation Enterprise Revenue AMT, 5.75%, 1/1/2044	750,000	809,880
Colorado, Health Facilities Authority Revenue:
Series A, 5.30%, 7/1/2037	500,000	499,965
Series A, 7.75%, 8/1/2039	485,000	532,457
Series B, 4.00%, 12/1/2026	500,000	519,150
Denver Health & Hospital Authority
Series A, 5.25%, 12/1/2045	320,000	356,672
Denver International Business Center Metropolitan District No 1, General Obligation 5.38%, 12/1/2035	115,000	122,016

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, AMT, 5.50%, 11/15/2029	$400,000	$474,408
Series A, AMT, 5.50%, 11/15/2030	270,000	319,537
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	1,000,000	383,970
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	500,345
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039 (c)	1,000,000	1,044,310
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A, 5.75%, 12/1/2027	1,000,000	1,028,860
Series A, 6.75%, 12/1/2039	1,000,000	1,090,110
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,040,650
Prairie Center, CO, Metropolitan District No. 3, General Obligation 5.40%, 12/15/2031	1,000,000	1,013,480
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,504,542
STC, CO, Metropolitan District No. 2, General Obligation 6.00%, 12/1/2038	1,215,000	1,197,127
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	144,109

		12,581,588

CONNECTICUT — 0.4%
Connecticut State Health & Educational Facilities Authority Series L, 4.00%, 7/1/2034	500,000	536,345
Connecticut, State Development Authority, Airport Facilities Revenue AMT, 7.95%, 4/1/2026	300,000	296,373
Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	500,000	591,440
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	400,000	398,120

		1,822,278

DISTRICT OF COLUMBIA — 0.6%
District of Columbia, Howard University Revenue Series A, 6.25%, 10/1/2032	880,000	930,925
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	1,000,000	1,086,080
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	505,000	629,498

		2,646,503

FLORIDA — 5.1%
Alachua County, FL, Health Facilities Authority Revenue Series B, 5.00%, 12/1/2034	750,000	845,992
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	965,000	1,023,103
Collier County, FL, Industrial Development Authority Revenue
Series A, 8.13%, 5/15/2044 (b)	1,500,000	1,783,155
County of Miami-Dade Seaport Department Revenue Series B, AMT, 5.00%, 10/1/2023	250,000	297,773
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	750,000	768,262
Florida Development Finance Corp. Series A, 6.00%, 6/15/2035 (b)	505,000	517,499
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 6.00%, 6/15/2044 (b)	575,000	582,740
Series A, 6.13%, 6/15/2043	500,000	529,105
Series A, 6.13%, 6/15/2044	555,000	570,229
Series A, 6.50%, 7/1/2044	925,000	972,443
Series A, 7.50%, 6/15/2033	500,000	589,175
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	500,000	501,565
Greater Orlando, FL, Aviation Authority Revenue AMT, 5.00%, 11/15/2036	350,000	368,827
Halifax, FL, Hospital Medical Center Revenue Series A, 5.00%, 6/1/2038	130,000	130,988
Hillsborough County Industrial Development Authority Revenue Series A, 5.00%, 10/1/2031	270,000	306,026
Isles Bartram Park Community Dev. Dist. 5.00%, 11/1/2035	100,000	101,903
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	515,110
5.75%, 11/1/2042	500,000	525,365
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	570,000	579,958
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	534,315
Madison County, FL, Revenue Series A, 6.00%, 7/1/2025	690,000	413,883
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	268,885
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	737,916
Series B, 5.00%, 5/1/2037	930,000	987,427

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Northern Palm Beach County, FL, Improvement District, Special Assessment
4.65%, 8/1/2025	$145,000	$146,855
5.13%, 8/1/2022	755,000	798,601
5.35%, 8/1/2035	360,000	364,824
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	528,740
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	797,940
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	230,000	237,438
5.13%, 11/1/2034	250,000	262,778
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	1,340,000	1,521,235
Series A, 5.00%, 12/1/2041	1,475,000	1,661,499
Series A, 5.00%, 12/1/2055	440,000	489,135
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (c)	10,000	10,211
Series 2015-1, Zero Coupon, 5/1/2040	290,000	179,339
Series 2015-2, Zero Coupon, 5/1/2040	180,000	94,178
Series 2015-3, 6.61%, 5/1/2040 (c) (d)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (d)	120,000	—
Series A-1, 6.65%, 5/1/2040	200,000	202,346
Series A2, Zero Coupon, 5/1/2039	65,000	52,119
Series A3, Zero Coupon, 5/1/2040	195,000	116,875
Series A4, Zero Coupon, 5/1/2040	85,000	37,739
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	690,274

		22,643,770

GEORGIA — 0.3%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	75,000	82,260
East Point Building Authority Revenue
Series A, 4.63%, 2/1/2035	250,000	250,072
Georgia, State Local Government, Certificates of Participation Series A, COPs, 4.75%, 6/1/2028 (a)	997,000	1,131,934

		1,464,266

GUAM — 0.5%
Guam Power Authority Series A, 5.00%, 10/1/2021 (a)	1,080,000	1,279,141

Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.25%, 7/1/2022	525,000	623,585
Series A, 5.00%, 7/1/2029	315,000	362,842

		2,265,568

HAWAII — 0.5%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
5.00%, 7/1/2020	1,350,000	1,373,476
Series A, AMT, 4.65%, 3/1/2037	610,000	622,664

		1,996,140

ILLINOIS — 7.8%
Chicago Board of Education:
Series A, 5.50%, 12/1/2039	100,000	83,067
Series C, 5.25%, 12/1/2026	1,995,000	1,695,311
Chicago Board of Education, General Obligation:
Series A, 5.00%, 12/1/2042	300,000	236,364
Series A, 7.00%, 12/1/2026	1,100,000	1,070,927
Series A, 7.00%, 12/1/2044	1,000,000	911,900
Series F, 5.00%, 12/1/2018	3,700,000	3,369,035
Chicago Midway International Airport Revenue Series A, AMT, 5.50%, 1/1/2030	200,000	232,460
Chicago O’Hare International Airport
Series B, 5.00%, 1/1/2029	315,000	375,716
Chicago O’Hare International Airport Revenue Series D, 4.50%, 1/1/2030	250,000	276,450
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)	325,000	289,585
Series 2007G-REMK, 5.50%, 1/1/2042	475,000	474,307
Series A, 5.00%, 12/1/2021	500,000	524,540
Series A, 5.00%, 1/1/2026	520,000	516,001
Series C, 4.00%, 1/1/2020	185,000	186,208
Series C, 5.00%, 1/1/2035	1,710,000	1,643,481
Series C, 5.00%, 1/1/2038	275,000	261,338
City of Chicago IL Wastewater Transmission Rev. Series C-REMK, 5.00%, 1/1/2030	1,000,000	1,116,160
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	998,750
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	210,000	213,648
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	710,000	721,644
4.25%, 5/15/2043	430,000	433,444
5.00%, 5/15/2043	675,000	721,886
5.50%, 8/15/2030	535,000	567,656
5.50%, 4/1/2032	500,000	508,680
5.75%, 5/15/2046	1,000,000	1,066,410
6.13%, 5/15/2027	645,000	718,291
7.13%, 2/1/2034	1,000,000	1,059,870
7.13%, 2/15/2039	1,100,000	1,175,493
Series A, 5.75%, 12/1/2035 (b)	385,000	388,088

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series C, 4.50%, 11/15/2032	$400,000	$408,028
Illinois, State Finance Authority, Student Housing Revenue Series A, 5.00%, 6/1/2024	500,000	449,980
Metropolitan Pier & Exposition Authority:
Series A, 5.50%, 6/15/2053	1,250,000	1,409,100
Series B, 5.00%, 6/15/2023	110,000	124,631
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 1/1/2042 (a)	335,000	353,378
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	970,000	952,530
Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	1,000,000	1,197,830
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,376,980
State of Illinois:
4.00%, 4/1/2018	485,000	506,941
5.00%, 1/1/2019	225,000	242,843
5.00%, 1/1/2021	2,000,000	2,209,340
5.00%, 2/1/2022	1,900,000	2,115,764
5.00%, 5/1/2028	345,000	377,340
5.00%, 3/1/2031	100,000	105,813
5.00%, 5/1/2035	140,000	148,491
5.50%, 7/1/2024	310,000	355,040
Series A, 4.00%, 9/1/2019	265,000	276,414
Series A, 5.00%, 6/1/2027	300,000	306,285

		34,753,438

INDIANA — 1.9%
Indiana, State Finance Authority Revenue:
AMT, 5.25%, 9/1/2040	545,000	611,882
Series A, 5.00%, 6/1/2032	250,000	266,753
Series A, AMT, 5.00%, 7/1/2048	1,100,000	1,185,074
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	905,070
6.00%, 12/1/2026	550,000	481,256
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,110,000	1,210,510
Indianapolis Local Public Improvement Bond Bank Series I, AMT, 5.00%, 1/1/2023	515,000	613,880
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	945,000	1,028,453
Valparaiso City, IN, Exempt Facilities Revenue AMT, 6.75%, 1/1/2034	750,000	917,002
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,032,200

		8,252,080

IOWA — 1.1%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	305,000	306,406
5.00%, 12/1/2019	945,000	974,767
5.25%, 12/1/2025	1,000,000	1,068,770
5.50%, 12/1/2022	1,070,000	1,107,964
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,355,000	1,354,878

		4,812,785

KANSAS — 0.7%
City of Overland Park KS 6.00%, 12/15/2032	200,000	187,230
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	425,000	442,608
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,019,160
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	601,662
Wichita City, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	885,000	940,153

		3,190,813

KENTUCKY — 0.5%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	162,213
Series A, 4.25%, 7/1/2035	1,200,000	1,229,664
Series A, 6.00%, 6/1/2030	185,000	211,566
Series A, 6.38%, 6/1/2040	125,000	143,621
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	430,000	439,998

		2,187,062

LOUISIANA — 2.1%
City of New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	1,000,000	1,136,030
City of New Orleans, LA, Water System Rev. 5.00%, 12/1/2040	1,000,000	1,137,900
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,209,789
Louisiana Public Facilities Authority:
4.50%, 7/1/2037	1,370,000	1,376,370
5.00%, 11/1/2041	1,900,000	2,128,646
Series A, 5.00%, 11/1/2045	205,000	229,315
Louisiana, St. John the Baptist Parish, Revenue Series A, 5.13%, 6/1/2037	1,510,000	1,524,043
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	538,525
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	259,733

		9,540,351

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MAINE — 0.5%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	$1,000,000	$1,082,610
6.75%, 7/1/2036	500,000	568,545
Rumford, ME, Solid Waste Disposal Revenue AMT, 6.88%, 10/1/2026	525,000	527,258

		2,178,413

MARYLAND — 0.8%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	319,815
Baltimore, MD, Convention Center Revenue Series A, 5.00%, 9/1/2032	400,000	405,352
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	270,000	300,680
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	459,969
Maryland Economic Development Corp. 5.75%, 9/1/2025	500,000	479,565
Maryland Health & Higher Educational Facilities Authority 5.00%, 7/1/2045	1,000,000	1,110,090
Maryland Health & Higher Educational Facilities Authority Series A, 5.00%, 8/15/2041	470,000	527,448

		3,602,919

MASSACHUSETTS — 1.2%
Massachusetts, Development Finance Agency Revenue:
5.00%, 7/1/2018	400,000	434,756
5.00%, 7/1/2019	1,200,000	1,340,820
5.25%, 7/1/2023	500,000	587,790
Series D, 5.00%, 7/1/2044	1,000,000	1,115,100
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	284,371
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B, 4.88%, 11/1/2042 (b)	500,000	501,960
Massachusetts, Educational Financing Authority Revenue Series J, AMT, 5.63%, 7/1/2029	395,000	442,961
Massachusetts, Port Authority Facilities Revenue Series A, AMT, 5.00%, 1/1/2027 (a)	690,000	692,643

		5,400,401

MICHIGAN — 2.6%
Conner Creek Academy, MI, Public School Revenue Series A, 5.00%, 11/1/2026	800,000	653,584
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	540,000	628,830
Series A, 5.25%, 7/1/2039	1,230,000	1,362,200
Series B, 5.50%, 7/1/2029 (a)	145,000	182,935
Kent County, MI, Hospital Finance Authority Revenue Series A, 5.25%, 7/1/2030	1,255,000	1,255,063
Michigan Finance Authority Ltd., Miscellaneous Revenue:
8.13%, 4/1/2041	485,000	423,759
Series D4, 5.00%, 7/1/2034	750,000	852,412
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (e)	1,955,000	1,998,616
Michigan Tobacco Settlement Finance Auth. Series A, 6.00%, 6/1/2048	1,000,000	954,130
Michigan, State Finance Authority Revenue:
5.00%, 6/1/2020	150,000	165,516
Series D-2, 5.00%, 7/1/2034	400,000	458,616
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,031,160
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,053,870
Wayne Cnty. Airport Authority AMT, 5.38%, 12/1/2032	590,000	647,496

		11,668,187

MINNESOTA — 0.5%
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	194,769
City of Brooklyn MN Series A, 4.75%, 7/1/2025	80,000	81,738
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,039,400
St Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	413,322
5.25%, 11/15/2035	515,000	571,217

		2,300,446

MISSISSIPPI — 0.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022 (e)	210,000	259,123
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028 (e)	320,000	321,526
Mississippi Hospital Equipment & Facilities Authority 5.00%, 8/15/2029	145,000	151,560
State of Mississippi 5.00%, 10/15/2019	500,000	567,300

		1,299,509

MISSOURI — 0.5%
Kansas City, MO, Airport Revenue 5.25%, 9/1/2027	320,000	372,416
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	245,000	253,511
6.00%, 5/1/2042	435,000	448,533

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Missouri, State Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2036	$500,000	$559,270
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	350,112
State Louis County Industrial Development Authority 5.00%, 12/1/2025	335,000	366,399

		2,350,241

NEBRASKA — 0.3%
Central Plains Energy Project Series A, 5.25%, 12/1/2021	225,000	266,501
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 9/1/2032	1,000,000	1,115,920

		1,382,421

NEVADA — 0.4%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	500,000	529,510
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	250,002
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,063,520
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	120,172

		1,963,204

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue AMT, 4.00%, 4/1/2029 (b) (e)	320,000	329,056

NEW JERSEY — 5.1%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT, 5.38%, 11/1/2035	535,000	536,648
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	518,145
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2024	790,000	896,215
New Jersey Economic Development Authority Series II, 5.00%, 3/1/2025	1,000,000	1,076,110
New Jersey Turnpike Authority Series A, 5.00%, 1/1/2034	1,000,000	1,173,030
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	513,375
5.00%, 6/15/2024	2,000,000	2,189,920
5.25%, 1/1/2044	250,000	259,402
7.10%, 11/1/2031 (d)	1,000,000	—
AMT, 5.13%, 1/1/2034	1,000,000	1,119,500
AMT, 5.25%, 9/15/2029	2,050,000	2,262,626
AMT, 5.75%, 9/15/2027	1,000,000	1,107,550
Series A, 5.00%, 7/1/2029	165,000	183,092

New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	1,008,868
New Jersey, Higher Education Student Assistance Authority Revenue AMT, 5.00%, 12/1/2022	545,000	604,013
New Jersey, Transportation Trust Fund Authority Revenue:
Series A, Zero Coupon, 12/15/2025	450,000	302,112
Series A, Zero Coupon, 12/15/2040	610,000	172,435
Salem County, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2023	250,000	276,880
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	2,015,860
Series 1A, 4.75%, 6/1/2034	3,210,000	2,935,384
Series 1A, 5.00%, 6/1/2029	1,345,000	1,338,235
Series 1A, 5.00%, 6/1/2041	2,360,000	2,123,882

		22,613,282

NEW MEXICO — 0.2%
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	35,477
Series B, 5.90%, 9/1/2032	165,000	152,181
Series C, 5.90%, 9/1/2032	220,000	191,173
Series D-CABS, Zero Coupon, 9/1/2032	190,000	22,760
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	575,000	609,828

		1,011,419

NEW YORK — 8.9%
Brooklyn Arena Local Development Corp., Revenue 6.00%, 7/15/2030	650,000	743,372
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,105,250
Build NYC Resource Corp.:
5.00%, 7/1/2030	525,000	626,556
5.00%, 7/1/2031	250,000	296,778
5.25%, 11/1/2034	250,000	270,430
5.50%, 11/1/2044	500,000	537,465
AMT, 5.00%, 1/1/2035 (b)	265,000	286,399
Series A, 5.00%, 4/1/2033	120,000	128,245
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	525,705
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	606,593
Hudson, NY, Yards Infrastructure Corp., Revenue 5.75%, 2/15/2047	500,000	580,130
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	990,000	1,154,013
Nassau County, NY, General Obligation
Series B, 5.00%, 4/1/2019	1,000,000	1,114,780

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 4/1/2039	$1,000,000	$1,156,160
Nassau County, NY, Local Economic Assistance Corp., Revenue 5.00%, 7/1/2033	225,000	255,024
Nassau County, Tobacco Settlement Corp.:
Series A-2, 5.25%, 6/1/2026	1,000,000	1,001,400
Series A-3, 5.00%, 6/1/2035	790,000	739,953
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	500,000	500,025
New York & New Jersey, Port Authority Revenue 5.50%, 12/1/2031 (a)	170,000	197,202
New York City Industrial Development Agency:
5.00%, 1/1/2023 (a)	550,000	565,466
7.00%, 3/1/2049	200,000	232,400
AMT, 7.50%, 8/1/2016	200,000	204,304
AMT, 7.75%, 8/1/2031 (e)	300,000	309,903
Series B, 5.25%, 12/1/2036	1,000,000	1,014,230
New York County Tobacco Trust IV:
Series A, 5.00%, 6/1/2042	15,000	14,123
Series A, 5.00%, 6/1/2045	370,000	342,239
New York Liberty Development Corp., Revenue:
Series 1, 5.00%, 11/15/2044 (b)	6,200,000	6,648,136
Series 2, 5.38%, 11/15/2040 (b)	2,295,000	2,510,845
New York State Dormitory Authority Revenue:
5.00%, 7/1/2035	140,000	140,011
6.25%, 12/1/2037	1,000,000	1,095,570
Series A, 4.25%, 5/1/2042	745,000	749,053
Series A, 5.50%, 1/1/2039	100,000	110,520
New York State Transport Development Corp.:
AMT, 5.00%, 1/1/2022	105,000	123,461
AMT, 5.00%, 1/1/2023	110,000	131,350
New York, NY, Housing Development Corp., Mortgage Revenue 3.50%, 2/15/2048	2,500,000	2,567,975
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,022,640
5.75%, 10/1/2037 (c)	1,000,000	354,360
New York, State Dormitory Authority Revenue, Non State Supported Debt:
6.00%, 12/1/2016	155,000	160,007
Series A, 5.00%, 7/1/2026	200,000	249,196
Niagara Area Development Corp., Revenue AMT, 5.25%, 11/1/2042 (b)	500,000	507,290
Niagara Frontier Transportation Authority Revenue
Series A, AMT, 5.00%, 4/1/2028	425,000	483,603
Series B, 5.00%, 4/1/2019	200,000	222,894
Onondaga Civic Development Corp., Revenue:
5.00%, 7/1/2027	430,000	500,705

5.00%, 7/1/2029	475,000	546,668
Series A, 4.63%, 7/1/2022	100,000	111,528
Series A, 5.13%, 7/1/2031	1,750,000	1,979,635
TSASC, Inc., NY, Revenue:
Series 1, 5.00%, 6/1/2026	1,335,000	1,340,514
Series 1, 5.00%, 6/1/2034	885,000	858,220
Series 1, 5.13%, 6/1/2042	1,220,000	1,143,994
Westchester County, NY, Healthcare Corp., Revenue:
Series A, 4.50%, 11/1/2026	145,000	160,366
Series A-REMK, 5.00%, 11/1/2030	135,000	151,448
Westchester County, NY, Local Development Corp., Revenue Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,054,840

		39,432,974

NORTH CAROLINA — 0.7%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority AMT, 5.75%, 8/1/2035	500,000	500,945
North Carolina Agricultural & Technical State University Series A, 4.00%, 10/1/2045	650,000	682,084
North Carolina Capital Facs. Finance Agcy. 5.00%, 3/1/2034	500,000	549,845
North Carolina Medical Care Commission 5.00%, 7/1/2045	500,000	531,785
North Carolina, Department of Transportation Revenue AMT, 5.00%, 6/30/2054	575,000	616,757

		2,881,416

OHIO — 5.1%
American Municipal Power, Inc. Series B, 5.00%, 2/15/2023	900,000	1,073,349
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	15,955
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.13%, 6/1/2024	6,150,000	5,798,466
Series A-2, 5.38%, 6/1/2024	2,100,000	1,996,533
Series A-2, 5.75%, 6/1/2034	4,000,000	3,729,200
Series A-2, 5.88%, 6/1/2047	1,500,000	1,410,000
Series A-2, 6.00%, 6/1/2042	1,230,000	1,165,400
Series A-2, 6.50%, 6/1/2047	1,000,000	995,910
Series A-3, 6.25%, 6/1/2037	1,000,000	978,100
Franklin County, OH, Health Care Facilities Revenue Series A, 5.13%, 7/1/2035	125,000	125,189
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,050,320
5.00%, 2/15/2044	200,000	206,920
Ohio, State Air Quality Development Authority Revenue:
AMT, 6.75%, 6/1/2024	500,000	342,500
Series B, 3.63%, 10/1/2033 (e)	250,000	259,580
Series E, 5.63%, 10/1/2019	790,000	879,531
Ohio, State Water Development Authority Revenue Series B, 3.63%, 10/1/2033 (e)	250,000	259,580

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	$100,000	$109,703
Southeastern Ohio Port Authority, Hospital Facilities Revenue 6.00%, 12/1/2042	1,550,000	1,721,120
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	794,107

		22,911,463

OKLAHOMA — 1.0%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	440,000	454,260
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	437,168
Tulsa Airports Improvement Trust:
AMT, 5.00%, 6/1/2035 (e)	1,000,000	1,141,130
AMT, 5.50%, 12/1/2035	1,000,000	1,105,060
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A, 7.13%, 11/1/2030	1,025,000	1,131,631

		4,269,249

OREGON — 0.2%
Hospital Facilities Authority of Multnomah County Oregon Revenue Series A, 5.50%, 10/1/2049	1,000,000	1,094,890

PENNSYLVANIA — 3.9%
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	272,565
5.00%, 10/1/2044	215,000	229,884
City of Philadelphia PA Series A, 5.00%, 7/15/2038	1,100,000	1,239,535
Delaware County, Authority Revenue:
4.00%, 10/1/2019	130,000	132,812
5.25%, 10/1/2032	1,000,000	1,012,620
Series A, 5.00%, 12/15/2031	620,000	632,586
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	128,277
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	442,436
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	389,943
Montgomery County, PA, Industrial Development Authority Revenue 5.25%, 1/1/2040	205,000	208,216
Pennsylvania Economic Development Financing Authority AMT, 5.00%, 12/31/2038	1,000,000	1,122,710
Pennsylvania Industrial Development Authority 5.00%, 7/1/2021	1,000,000	1,172,180
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	750,000	842,378

Pennsylvania, State Economic Development Financing Authority Revenue:
5.00%, 12/1/2037 (e)	1,000,000	987,430
AMT, 6.00%, 6/1/2031	515,000	515,103
Series A, 2.63%, 11/1/2021 (e)	950,000	971,147
Pennsylvania, State Higher Educational Facilities Authority Revenue Series A, 6.50%, 9/1/2038	1,165,000	1,260,880
Pennsylvania, Turnpike Commission Revenue Series D, 5.30%, 12/1/2041	700,000	777,714
Philadelphia, PA, Airport System Revenue:
Series A, AMT, 5.00%, 6/15/2020	295,000	338,716
Series A, AMT, 5.00%, 6/15/2022	165,000	190,686
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037 (a)	140,000	147,140
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A, 5.63%, 7/1/2042	1,210,000	1,309,365
Philadelphia, PA, School District, General Obligation:
Series D, 3.00%, 9/1/2019	110,000	113,687
Series E, 5.00%, 9/1/2020	945,000	1,048,459
Series E, 5.25%, 9/1/2023	500,000	551,640
Scranton, PA, General Obligation Series B, 4.35%, 9/1/2020 (a)	745,000	728,878
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	545,000	610,029

		17,377,016

PUERTO RICO — 8.9%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	315,000	316,370
5.63%, 5/15/2043	1,150,000	1,152,921
Commonwealth of Puerto Rico:
Series A, 4.00%, 7/1/2021	130,000	78,664
Series A, 5.00%, 7/1/2027	140,000	83,604
Series A, 5.00%, 7/1/2029	830,000	494,697
Series A, 5.00%, 7/1/2033	355,000	210,739
Series A, 5.25%, 7/1/2022	100,000	60,844
Series A, 5.25%, 7/1/2023	1,600,000	969,568
Series A, 5.25%, 7/1/2029	150,000	89,609
Series A, 5.25%, 7/1/2034	175,000	104,073
Series A, 5.50%, 7/1/2032	360,000	215,284
Series A, 5.50%, 7/1/2039	250,000	149,380
Series A, 5.63%, 7/1/2031	245,000	146,647
Series A, 6.00%, 7/1/2040	200,000	121,030
Series A, 8.00%, 7/1/2035	2,000,000	1,380,020
Series C, 5.75%, 7/1/2032	240,000	144,454
Series C, 5.75%, 7/1/2036	705,000	426,729
Series C, 6.00%, 7/1/2035	150,000	90,791
Series E, 5.38%, 7/1/2030	190,000	113,384
Series E, 5.63%, 7/1/2032	120,000	71,780
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 5.00%, 7/1/2033	1,320,000	859,531
Series A, 5.25%, 7/1/2042	1,905,000	1,238,288

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 6.00%, 7/1/2038	$2,000,000	$1,377,720
Puerto Rico Commonwealth, General Obligation:
4.50%, 7/1/2023	1,385,000	834,130
Series A, 5.00%, 7/1/2029	1,470,000	876,149
Series A, 5.00%, 7/1/2034	1,275,000	756,330
Series A, 5.13%, 7/1/2024	1,300,000	783,263
Series A, 5.13%, 7/1/2031	175,000	104,045
Series A, 5.13%, 7/1/2037	1,110,000	660,672
Series A, 5.25%, 7/1/2025	1,645,000	989,829
Series A, 5.25%, 7/1/2025	1,535,000	923,640
Series A, 5.50%, 7/1/2019 (a)	880,000	905,458
Series A, 5.75%, 7/1/2041	2,725,000	1,634,673
Series B, 4.10%, 7/1/2018	500,000	309,905
Puerto Rico Convention Center District Authority Revenue 5.00%, 7/1/2020 (a)	100,000	100,035
Puerto Rico Electric Power Authority:
5.00%, 7/1/2042	210,000	129,331
Series RR, 5.00%, 7/1/2026	140,000	112,862
Series TT, 5.00%, 7/1/2020	130,000	81,271
Series TT, 5.00%, 7/1/2023	435,000	270,531
Series V V, 5.50%, 7/1/2020	75,000	46,868
Series XX, 5.25%, 7/1/2035	150,000	92,502
Series ZZ, 4.75%, 7/1/2027	215,000	133,098
Puerto Rico Electric Power Authority Revenue:
Series A, 4.80%, 7/1/2029	140,000	86,549
Series AAA, 5.25%, 7/1/2021	100,000	62,407
Series AAA, 5.25%, 7/1/2026	110,000	68,141
Series AAA, 5.25%, 7/1/2027	595,000	368,257
Series LL, 5.50%, 7/1/2018 (a)	400,000	418,752
Series RR, 5.00%, 7/1/2022 (a)	135,000	136,837
Series TT, 5.00%, 7/1/2032	115,000	70,998
Series TT, 5.00%, 7/1/2037	460,000	283,631
Series V V, 5.25%, 7/1/2025 (a)	175,000	179,695
Series WW, 5.00%, 7/1/2028	265,000	163,887
Series WW, 5.50%, 7/1/2038	4,215,000	2,597,409
Series XX, 5.25%, 7/1/2040	675,000	415,894
Series ZZ, 5.25%, 7/1/2026	160,000	99,114
Puerto Rico Highways & Transportation Authority Revenue:
5.25%, 7/1/2018	225,000	112,289
Series AA, 5.00%, 7/1/2035	100,000	62,023
Series G, 5.00%, 7/1/2042	640,000	128,000
Series I, 5.00%, 7/1/2026	185,000	90,743
Series L, 5.25%, 7/1/2022	140,000	68,802
Series L, 5.25%, 7/1/2038 (a)	250,000	240,185
Series L-AGC-ICC, 5.25%, 7/1/2041	125,000	127,456
Series N, 5.25%, 7/1/2030 (a)	285,000	279,653
Series N, 5.25%, 7/1/2031 (a)	275,000	268,493
Puerto Rico Infrastructure Financing Authority:
Series B, 5.00%, 7/1/2021	1,000,000	157,500
Series B, 5.00%, 7/1/2022	125,000	19,688
Series B, 5.00%, 12/15/2022	600,000	204,318
Series B, 5.00%, 7/1/2046	315,000	49,613
Series C, 5.50%, 7/1/2020	140,000	63,000

Series C, 5.50%, 7/1/2024 (a)	340,000	349,013
Series C, 5.50%, 7/1/2027 (a)	340,000	347,208
Puerto Rico Infrastructure Financing Authority Revenue Series B, 5.00%, 7/1/2037	500,000	78,750
Puerto Rico Public Buildings Authority Revenue:
Series G, 4.75%, 7/1/2032	110,000	58,975
Series G, 5.00%, 7/1/2026	340,000	185,130
Series I, 5.25%, 7/1/2029	1,175,000	638,107
Series I, 5.25%, 7/1/2033	130,000	70,112
Series M, 6.25%, 7/1/2022	100,000	61,499
Series M, 6.25%, 7/1/2023	190,000	116,850
Series N, 5.00%, 7/1/2032	525,000	282,229
Series N, 5.00%, 7/1/2037	305,000	162,522
Series N, 5.50%, 7/1/2020	100,000	56,131
Series S, 5.13%, 7/1/2026	1,500,000	818,610
Series U, 5.25%, 7/1/2042	400,000	213,536
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
5.25%, 8/1/2057	485,000	300,094
Series A-1, 5.00%, 8/1/2043	100,000	40,271
Series A, 5.38%, 8/1/2039	4,400,000	1,804,836
Series A, 5.50%, 8/1/2042	3,360,000	1,382,002
Series C, 4.00%, 8/1/2027	100,000	63,140
Series C, 5.00%, 8/1/2046	2,165,000	1,331,908
Series C, 5.00%, 8/1/2022	250,000	161,262
Series C, 5.25%, 8/1/2040	7,500,000	4,651,200
Series C, 5.38%, 8/1/2036	235,000	96,428
SubSeries A-1, Zero Coupon, 8/1/2023 (f) .	170,000	48,414

		39,782,280

RHODE ISLAND — 0.2%
Rhode Island, State Student Loan Authority, Student Loan Revenue Series A, 5.00%, 12/1/2023	235,000	268,368
Tobacco Settlement Fing Corp. R Tobgen Series A, 5.00%, 6/1/2024	375,000	441,855

		710,223

SOUTH CAROLINA — 0.9%
Kershaw & Lee County Regional Water Authority Revenue Series A, 3.50%, 6/1/2029	275,000	295,056
North Charleston Housing Authority Revenue Series A, AMT, 5.10%, 8/20/2041	880,000	880,827
Piedmont Municipal Power Agency Revenue Series A2, Zero Coupon, 1/1/2029 (a)	1,275,000	819,187
South Carolina Jobs - Economic Development Authority Revenue Series A, 7.00%, 11/1/2033	270,000	298,955
South Carolina Jobs-Economic Development Authority Series A, 5.25%, 8/1/2030	900,000	1,036,854
South Carolina Ports Authority AMT, 4.00%, 7/1/2040	650,000	667,713

		3,998,592

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TENNESSEE — 0.7%
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	$825,000	$920,444
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	452,740
Shelby County Health Educational & Housing Facilities Board Series A, 5.50%, 9/1/2047	400,000	413,144
Sullivan County Health Educational & Housing Facilities Board Revenue Series C, 5.25%, 9/1/2036	1,000,000	1,015,250
Tennessee Energy Acquisition Corp., Gas Revenue 5.25%, 9/1/2026	215,000	263,829

		3,065,407

TEXAS — 6.0%
Austin, TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	875,000	882,289
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	400,944
Central Texas Turnpike System Series C, 5.00%, 8/15/2037	500,000	564,840
Central Texas, Turnpike System Revenue:
Series A, Zero Coupon, 8/15/2030 (a) (f)	315,000	194,034
Series C, 5.00%, 8/15/2034	500,000	570,750
Clifton Higher Education Finance Corp. Revenue Series A, 3.95%, 12/1/2032	115,000	112,112
Dallas County Flood Control District No 1 5.00%, 4/1/2028 (b)	500,000	526,520
Dallas/Fort Worth International Airport Revenue
Series B, AMT, 5.00%, 11/1/2022	500,000	595,190
Series H, AMT, 5.00%, 11/1/2027	125,000	143,493
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	225,000	248,076
6.00%, 8/15/2028	230,000	255,847
Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	370,513
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	531,740
Fort Bend County Industrial Development Corp. Revenue Series B, 4.75%, 11/1/2042	385,000	391,868
Gulf Coast, TX, Industrial Development Authority Revenue AMT, 4.88%, 5/1/2025	250,000	263,685
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B, 7.00%, 1/1/2043	500,000	594,305
Houston, TX, Airport System Revenue:
AMT, 4.50%, 7/1/2020	2,150,000	2,318,667
AMT, 6.50%, 7/15/2030	300,000	348,750
Series A, AMT, 5.00%, 7/1/2024	100,000	114,690

Love Field, TX, Airport Modernization Corp. Revenue Series AI, 5.25%, 11/1/2040	500,000	561,950
Mesquite Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,000,000	1,075,990
Mission Economic Dev. Corp. AMT, 7.75%, 1/1/2045 (b)	940,000	948,122
New Hope, Cultural Education Facilities
Corp., Revenue:
5.00%, 7/1/2047	1,000,000	1,076,620
5.50%, 1/1/2049	1,000,000	1,016,040
Series A, 5.00%, 4/1/2046	335,000	355,857
Red River Health Facilities Development Corp., Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,171,760
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
5.00%, 10/1/2044	1,000,000	1,076,690
5.63%, 11/15/2041	500,000	531,995
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 6/30/2040	2,335,000	2,817,855
AMT, 7.00%, 12/31/2038	1,000,000	1,255,100
Texas, Brazos River Authority, Pollution Control Revenue 5.40%, 10/1/2029 (e)	1,000,000	24,490
Texas, Municipal Gas Acquisition & Supply Corp. I, Revenue Series A, 5.25%, 12/15/2024	100,000	120,956
Series A, 5.25%, 12/15/2026	160,000	196,037
Series D, 6.25%, 12/15/2026	350,000	433,531
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue
5.00%, 12/15/2022	1,175,000	1,386,253
5.00%, 12/15/2030	325,000	366,516
5.00%, 12/15/2031	470,000	526,997
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,146,580
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	400,585
6.25%, 9/1/2040	370,000	374,965
6.38%, 9/1/2045	505,000	512,636

		26,805,838

U. S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority, Revenue Series C, 5.00%, 10/1/2030	1,000,000	1,105,780
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	155,000	162,548
Series A, 5.00%, 7/1/2031	1,170,000	1,174,341

		2,442,669

UTAH — 0.7%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1, 5.00%, 12/1/2033 (e)	1,000,000	1,056,960

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Spanish Fork City, UT, American Leadership Academy, Revenue 5.55%, 11/15/2021 (b)	$700,000	$720,069
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	1,000,000	1,026,200
Series A, 7.00%, 7/15/2045	110,000	121,058

		2,924,287

VIRGINIA — 1.5%
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	347,630
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	1,000,000	1,018,690
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	1,250,000	1,292,862
Tobacco Settlement Financing Corp., VA, Revenue Series B1, 5.00%, 6/1/2047	1,490,000	1,244,135
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	936,451
Virginia, Small Business Financing Authority Revenue:
AMT, 5.00%, 7/1/2034	500,000	542,525
AMT, 5.50%, 1/1/2042	1,250,000	1,391,400

		6,773,693

WASHINGTON — 0.7%
Everett Public Facilities District Revenue Series A, 5.00%, 12/1/2023	140,000	146,353
Port of Seattle, WA, Industrial Development Corp. AMT, 5.00%, 4/1/2030	700,000	747,215
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	370,000	370,958
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	487,032
5.00%, 7/1/2039	750,000	837,578
6.38%, 10/1/2033	205,000	230,861
Washington, State Housing Finance Commission Revenue Series A, 7.00%, 7/1/2045 (b)	345,000	360,953

		3,180,950

WISCONSIN — 1.4%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	349,016
Public Finance Authority:
5.00%, 9/1/2030 (b)	800,000	827,736
5.25%, 3/1/2035 (b)	750,000	759,555
5.88%, 4/1/2045	530,000	546,234
AMT, 5.25%, 4/1/2030	775,000	817,671

Series A, 5.13%, 10/1/2045	415,000	424,433
Series A, 6.20%, 10/1/2042	325,000	352,791
Series A, 7.00%, 5/1/2040	630,000	604,535
Series A ACCD, 8.63%, 6/1/2047 (b)	1,000,000	1,193,730
Wisconsin Health & Educational Facilities Authority Revenue 5.50%, 5/1/2034	350,000	372,509

		6,248,210

TOTAL MUNICIPAL BONDS & NOTES (Cost $419,517,285)		431,845,679

	Shares
SHORT-TERM INVESTMENT — 3.6%
Dreyfus Tax Exempt Cash Management Fund 0.09% (g) (Cost $15,909,290)	15,909,290	15,909,290

TOTAL INVESTMENTS — 100.6% (Cost $435,426,575)		447,754,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(2,469,347)

NET ASSETS — 100.0%		$445,285,622

(a)	Bond is insured by the following:

Ambac Financial Group.	1.93%
National Public Finance Guarantee Corp.	0.86%
Assured Guaranty Corp.	0.46%
Assured Guaranty Municipal Corp.	0.40%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.5% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(e)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(f)	Non-income producing security.
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$8,256,951	$—		$8,256,951
Alaska	—	952,283	—		952,283
Arizona	—	7,968,549	—		7,968,549
Arkansas	—	1,001,009	—		1,001,009
California	—	65,511,590	—		65,511,590
Colorado	—	12,581,588	—		12,581,588
Connecticut	—	1,822,278	—		1,822,278
District of Columbia	—	2,646,503	—		2,646,503
Florida	—	22,643,770	0	(a)	22,643,770
Georgia	—	1,464,266	—		1,464,266
Guam	—	2,265,568	—		2,265,568
Hawaii	—	1,996,140	—		1,996,140
Illinois	—	34,753,438	—		34,753,438
Indiana	—	8,252,080	—		8,252,080
Iowa	—	4,812,785	—		4,812,785
Kansas	—	3,190,813	—		3,190,813
Kentucky	—	2,187,062	—		2,187,062
Louisiana	—	9,540,351	—		9,540,351
Maine	—	2,178,413	—		2,178,413
Maryland	—	3,602,919	—		3,602,919
Massachusetts	—	5,400,401	—		5,400,401
Michigan	—	11,668,187	—		11,668,187
Minnesota	—	2,300,446	—		2,300,446
Mississippi	—	1,299,509	—		1,299,509
Missouri	—	2,350,241	—		2,350,241
Nebraska	—	1,382,421	—		1,382,421
Nevada	—	1,963,204	—		1,963,204
New Hampshire	—	329,056	—		329,056
New Jersey	—	22,613,282	0	(a)	22,613,282
New Mexico	—	1,011,419	—		1,011,419
New York	—	39,432,974	—		39,432,974
North Carolina	—	2,881,416	—		2,881,416
Ohio	—	22,911,463	—		22,911,463
Oklahoma	—	4,269,249	—		4,269,249
Oregon	—	1,094,890	—		1,094,890
Pennsylvania	—	17,377,016	—		17,377,016
Puerto Rico	—	39,782,280	—		39,782,280
Rhode Island	—	710,223	—		710,223
South Carolina	—	3,998,592	—		3,998,592
Tennessee	—	3,065,407	—		3,065,407
Texas	—	26,805,838	—		26,805,838
U. S. Virgin Islands	—	2,442,669	—		2,442,669
Utah	—	2,924,287	—		2,924,287
Virginia	—	6,773,693	—		6,773,693
Washington	—	3,180,950	—		3,180,950
Wisconsin	—	6,248,210	—		6,248,210
Short-Term Investment	15,909,290	—	—		15,909,290

TOTAL INVESTMENTS	$15,909,290	$431,845,679	$0		$447,754,969

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
ARIZONA — 0.8%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$220,000	$266,040
Phoenix, AZ, General Obligation Series B, 5.27%, 7/1/2034	110,000	135,556

		401,596

CALIFORNIA — 36.2%
Alameda County, CA, Joint Powers Authority, Lease Revenue 7.05%, 12/1/2044	140,000	196,032
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	455,000	673,805
California, State General Obligation:
7.30%, 10/1/2039	735,000	1,077,613
7.35%, 11/1/2039	385,000	566,701
7.50%, 4/1/2034	845,000	1,235,221
7.55%, 4/1/2039	1,290,000	1,975,042
7.60%, 11/1/2040	910,000	1,414,877
7.63%, 3/1/2040	560,000	857,013
7.70%, 11/1/2030	545,000	671,740
7.95%, 3/1/2036	590,000	713,882
California, State Public Works Board, Lease Revenue Series G-2, 8.36%, 10/1/2034	125,000	186,055
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	225,000	293,717
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	145,000	187,336
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	190,000	259,084
7.62%, 8/1/2040	135,000	197,772
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	85,000	121,667
6.75%, 8/1/2049	305,000	459,040
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	175,000	231,471
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	30,000	38,101
6.17%, 7/1/2040	200,000	228,078
6.57%, 7/1/2045	360,000	514,231
6.60%, 7/1/2050	85,000	122,566
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	250,000	314,742
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	460,000	576,228
Series RY, 6.76%, 7/1/2034	635,000	878,389

Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A, 6.91%, 2/15/2041	150,000	210,006
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	90,000	114,278
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	190,000	256,154
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	235,000	315,666
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	615,000	867,599
6.91%, 10/1/2050	245,000	361,022
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 6.00%, 11/1/2040	215,000	274,420
Series DE, 6.00%, 11/1/2040	200,000	256,396
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	230,000	288,004
University of California, Revenue:
5.77%, 5/15/2043	315,000	404,895
5.95%, 5/15/2045	185,000	238,903
6.27%, 5/15/2031	180,000	201,154
Series H, 6.55%, 5/15/2048	285,000	386,859
Series F, 6.58%, 5/15/2049	115,000	155,854

		18,321,613

COLORADO — 1.2%
Colorado, Regional Transportation District, Sales Tax Revenue Series B, 5.84%, 11/1/2050	135,000	184,140
Colorado, State Bridge Enterprise Revenue 6.08%, 12/1/2040	160,000	208,657
Denver, CO, City & County School District No 1, General Obligation
Series C, 5.66%, 12/1/2033	110,000	140,016
Denver, CO, General Obligation
5.65%, 8/1/2030	60,000	69,367

		602,180

CONNECTICUT — 0.7%
Connecticut, State General Obligation 5.09%, 10/1/2030	170,000	196,229
Connecticut, State Special Tax Obligation Revenue Series B, 5.46%, 11/1/2030	155,000	182,210

		378,439

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	95,000	120,542
Series E, 5.59%, 12/1/2034	145,000	183,071
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	110,000	137,027
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	125,000	175,945

		616,585

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

GEORGIA — 2.9%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	$405,000	$504,334
6.66%, 4/1/2057	575,000	702,368
7.06%, 4/1/2057	235,000	276,894

		1,483,596

ILLINOIS — 4.8%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	310,000	380,358
Chicago, IL, O’Hare International Airport Revenue:
Series B, 6.40%, 1/1/2040	155,000	204,327
Series B, 6.85%, 1/1/2038	60,000	68,044
Chicago, IL, Transit Authority, Sales Tax Revenue Series B, 6.20%, 12/1/2040	190,000	211,016
Chicago, IL, Waste Water Transmission Revenue Series B, 6.90%, 1/1/2040	105,000	122,634
Chicago, IL, Water Revenue Series B, 6.74%, 11/1/2040	145,000	169,506
Cook County, IL, General Obligation 6.23%, 11/15/2034	130,000	145,196
Illinois, State General Obligation:
6.63%, 2/1/2035	335,000	361,495
6.73%, 4/1/2035	105,000	114,597
7.35%, 7/1/2035	215,000	234,900
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	75,000	94,937
6.18%, 1/1/2034	250,000	326,142

		2,433,152

INDIANA — 0.3%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	105,000	138,129

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	80,000	90,186

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	145,000	192,753

MARYLAND — 0.5%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	185,000	237,094

MASSACHUSETTS — 5.0%
Massachusetts, State General Obligation:
Series E, 4.20%, 12/1/2021	1,080,000	1,192,892
Series D, 4.50%, 8/1/2031	270,000	304,555
5.46%, 12/1/2039	410,000	517,863
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	105,000	130,776
5.72%, 8/15/2039	195,000	246,185

Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	110,000	133,371

		2,525,642

MICHIGAN — 0.2%
Michigan, State General Obligation Series B, 7.63%, 9/15/2027	105,000	119,473

MISSISSIPPI — 0.3%
Mississippi, State General Obligation 5.25%, 11/1/2034	135,000	160,516

MISSOURI — 0.9%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	110,000	134,362
University of Missouri, Revenue:
5.79%, 11/1/2041	105,000	141,868
5.96%, 11/1/2039	125,000	161,267

		437,497

NEVADA — 0.7%
Clark County, NV, Airport Revenue:
Series C, 6.82%, 7/1/2045	220,000	326,557
6.88%, 7/1/2042	35,000	39,333

		365,890

NEW JERSEY — 6.5%
New Jersey, State Transportation Trust Revenue:
Series C, 5.75%, 12/15/2028	515,000	535,852
Series C, 6.10%, 12/15/2028	200,000	207,202
6.56%, 12/15/2040	45,000	49,605
Series B, 6.88%, 12/15/2039	385,000	412,481
New Jersey, State Turnpike Authority Revenue:
Series A, 7.10%, 1/1/2041	580,000	834,782
7.41%, 1/1/2040	705,000	1,062,294
Rutgers University, Revenue 5.67%, 5/1/2040	155,000	189,987

		3,292,203

NEW YORK — 14.3%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	40,000	51,179
5.72%, 6/15/2042	165,000	217,863
5.75%, 6/15/2041	190,000	252,371
5.79%, 6/15/2041	225,000	250,148
5.88%, 6/15/2044	230,000	313,759
5.95%, 6/15/2042	180,000	242,332
6.01%, 6/15/2042	235,000	322,136
6.28%, 6/15/2042	5,000	5,746
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	275,000	340,084
5.57%, 11/1/2038	305,000	386,920
6.83%, 7/15/2040	75,000	103,642

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, General Obligation: Series A2, 5.21%, 10/1/2031	$160,000	$188,861
5.52%, 10/1/2037	340,000	424,748
Series H-1-BABS, 5.85%, 6/1/2040	225,000	295,461
Series H-1-BABS, 6.25%, 6/1/2035	5,000	5,745
Series F1, 6.27%, 12/1/2037	280,000	376,099
Series F1, 6.65%, 12/1/2031	5,000	5,925
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	201,099
Series A2, 6.09%, 11/15/2040	105,000	139,082
6.55%, 11/15/2031	30,000	39,464
6.65%, 11/15/2039	65,000	87,511
6.67%, 11/15/2039	180,000	244,687
6.69%, 11/15/2040	165,000	227,901
6.81%, 11/15/2040	280,000	390,827
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	360,000	551,156
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	250,000	296,665
5.39%, 3/15/2040	80,000	100,213
5.43%, 3/15/2039	100,000	124,324
5.50%, 3/15/2030	235,000	288,766
5.60%, 3/15/2040	195,000	247,806
5.63%, 3/15/2039	50,000	63,736
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	215,000	268,335
5.84%, 3/15/2040	150,000	189,083

		7,243,674

NORTH CAROLINA — 0.0% (a)
North Carolina, Turnkpike Authority Revenue 6.70%, 1/1/2039	20,000	22,342

OHIO — 4.6%
Ohio State University, General Receipts Revenue Series C, 4.91%, 6/1/2040	285,000	338,495
Ohio, American Municipal Power, Inc., Revenue:
5.94%, 2/15/2047	105,000	123,713
6.05%, 2/15/2043	185,000	224,621
Series E, 6.27%, 2/15/2050	160,000	193,838
6.45%, 2/15/2044	215,000	265,375
7.50%, 2/15/2050	205,000	285,809
8.08%, 2/15/2050	265,000	402,951
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	200,000	230,318
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	210,000	247,254

		2,312,374

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	75,000	98,859

PENNSYLVANIA — 2.4%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	150,000	182,772
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	190,000	208,033
5.35%, 5/1/2030	115,000	126,854
5.45%, 2/15/2030	85,000	100,741
Series B, 5.85%, 7/15/2030	30,000	33,707
Pennsylvania, Turnpike Commission Revenue:
Series B, 5.51%, 12/1/2045	140,000	176,953
6.11%, 12/1/2039	280,000	368,147

		1,197,207

SOUTH CAROLINA — 0.4%
South Carolina, State Public Service Authority Revenue 6.45%, 1/1/2050	155,000	211,189

TENNESSEE — 0.8%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	140,000	185,497
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	160,000	193,519

		379,016

TEXAS — 9.6%
Dallas County, TX, Hospital District General Obligation Series C, 5.62%, 8/15/2044	150,000	193,955
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	280,000	337,912
5.02%, 12/1/2048	160,000	201,950
6.00%, 12/1/2044	240,000	328,572
6.25%, 12/1/2034	5,000	5,594
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	224,199
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	265,000	314,523
North Texas, Tollway Authority Revenue:
Series C, 6.72%, 1/1/2049	385,000	559,328
8.91%, 2/1/2030	25,000	30,100
San Antonio, TX, Electric & Gas Revenue 5.72%, 2/1/2041	150,000	195,760
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	275,000	363,550
Texas, State General Obligation:
Series A, 4.63%, 4/1/2033	60,000	68,009
Series A, 4.68%, 4/1/2040	305,000	359,946
5.52%, 4/1/2039	425,000	561,238
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	535,000	652,668
University of Texas, Revenue:
Series C, 4.79%, 8/15/2046	170,000	206,914
Series D, 5.13%, 8/15/2042	130,000	161,017
5.26%, 7/1/2039	70,000	88,576
Series B, 6.28%, 8/15/2041	5,000	5,670

		4,859,481

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

UTAH — 0.7%
Utah, State General Obligation Series D, 4.55%, 7/1/2024	$125,000	$144,060
Utah, Transport Authority Sales Tax Revenue Series B, 5.94%, 6/15/2039	160,000	211,117

		355,177

VIRGINIA — 0.7%
University of Virginia, Revenue 6.20%, 9/1/2039	170,000	241,410
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	115,000	136,273

		377,683

WASHINGTON — 1.8%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	235,000	304,546
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	105,000	135,705
Washington, State General Obligation:
5.14%, 8/1/2040	85,000	105,554
Series D, 5.48%, 8/1/2039	275,000	350,144

		895,949

TOTAL MUNICIPAL BONDS & NOTES (Cost $49,669,372)		49,749,495

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $79,635)	79,635	79,635

TOTAL INVESTMENTS — 98.5% (Cost $49,749,007)		49,829,130
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		757,453

NET ASSETS — 100.0%		$50,586,583

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by the following:

Permanent School Fund Guaranteed	0.62%
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Arizona	$—	$401,596	$—	$401,596
California	—	18,321,613	—	18,321,613
Colorado	—	602,180	—	602,180
Connecticut	—	378,439	—	378,439
District of Columbia	—	616,585	—	616,585
Georgia	—	1,483,596	—	1,483,596
Illinois	—	2,433,152	—	2,433,152
Indiana	—	138,129	—	138,129
Kansas	—	90,186	—	90,186
Kentucky	—	192,753	—	192,753
Maryland	—	237,094	—	237,094
Massachusetts	—	2,525,642	—	2,525,642
Michigan	—	119,473	—	119,473
Mississippi	—	160,516	—	160,516
Missouri	—	437,497	—	437,497
Nevada	—	365,890	—	365,890
New Jersey	—	3,292,203	—	3,292,203
New York	—	7,243,674	—	7,243,674
North Carolina	—	22,342	—	22,342
Ohio	—	2,312,374	—	2,312,374
Oregon	—	98,859	—	98,859
Pennsylvania	—	1,197,207	—	1,197,207
South Carolina	—	211,189	—	211,189
Tennessee	—	379,016	—	379,016
Texas	—	4,859,481	—	4,859,481
Utah	—	355,177	—	355,177
Virginia	—	377,683	—	377,683
Washington	—	895,949	—	895,949
Short-Term Investment	79,635	—	—	79,635

TOTAL INVESTMENTS	$79,635	$49,749,495	$—	$49,829,130

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 100.1%
AUSTRALIA — 4.6%
Australia Government Bond:
1.00%, 11/21/2018	AUD	3,270,313	$2,558,164
1.25%, 2/21/2022	AUD	3,913,200	3,177,170
1.25%, 8/21/2040	AUD	1,574,645	1,282,849
2.00%, 8/21/2035	AUD	3,069,940	2,811,736
2.50%, 9/20/2030	AUD	2,684,170	2,565,428
3.00%, 9/20/2025	AUD	6,047,182	5,744,890
4.00%, 8/20/2020	AUD	9,558,825	8,551,101

			26,691,338

BRAZIL — 5.0%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 5/15/2017	BRL	7,695,483	2,166,394
6.00%, 8/15/2018	BRL	9,904,372	2,759,413
6.00%, 5/15/2019	BRL	4,275,269	1,191,632
6.00%, 8/15/2022	BRL	15,034,694	4,113,731
6.00%, 5/15/2023	BRL	9,476,845	2,589,786
6.00%, 8/15/2024	BRL	16,815,144	4,589,672
6.00%, 5/15/2035	BRL	14,535,911	3,902,683
6.00%, 8/15/2040	BRL	5,130,322	1,373,132
6.00%, 5/15/2045	BRL	7,837,992	2,063,699
6.00%, 5/15/2055	BRL	15,818,493	4,180,209

			28,930,351

CANADA — 4.6%
Canadian Government Real Return Bond:
1.25%, 12/1/2047	CAD	1,578,579	1,482,139
1.50%, 12/1/2044	CAD	4,387,200	4,291,177
2.00%, 12/1/2041	CAD	3,904,534	4,112,009
3.00%, 12/1/2036	CAD	3,693,210	4,307,760
4.00%, 12/1/2031	CAD	4,335,843	5,280,950
4.25%, 12/1/2021	CAD	2,937,897	2,888,063
4.25%, 12/1/2026	CAD	3,724,643	4,187,506

			26,549,604

CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2026	CLP	232,308,450	351,160
2.00%, 3/1/2035	CLP	309,744,600	489,375
3.00%, 1/1/2020	CLP	645,301,250	1,033,744
3.00%, 1/1/2024	CLP	825,985,600	1,386,464
3.00%, 3/1/2028	CLP	1,677,783,250	2,925,494
3.00%, 1/1/2030	CLP	2,942,573,699	5,159,990
3.00%, 1/1/2044	CLP	1,690,689,275	3,176,436
Bonos del Banco Central de Chile en UF:
3.00%, 5/1/2017	CLP	1,574,535,050	2,415,462
3.00%, 7/1/2017	CLP	1,548,723,000	2,381,589
3.00%, 1/1/2018	CLP	1,161,542,250	1,805,172
3.00%, 2/1/2021	CLP	1,471,286,850	2,395,148
3.00%, 2/1/2041	CLP	1,290,602,500	2,428,111

			25,948,145

FRANCE — 13.2%
France Government Bond OAT:
0.10%, 7/25/2021	EUR	140,113	168,479
0.10%, 3/1/2025	EUR	3,770,262	4,586,556
0.25%, 7/25/2018	EUR	3,458,227	4,105,003
0.25%, 7/25/2024	EUR	2,927,574	3,632,192
0.70%, 7/25/2030 (a)	EUR	2,074,738	2,733,436
1.00%, 7/25/2017	EUR	6,400,872	7,536,033
1.10%, 7/25/2022	EUR	6,038,720	7,790,851
1.30%, 7/25/2019	EUR	4,332,798	5,336,678
1.80%, 7/25/2040	EUR	3,498,072	5,870,087
1.85%, 7/25/2027	EUR	473,967	689,813
2.10%, 7/25/2023	EUR	5,225,376	7,244,852
2.25%, 7/25/2020	EUR	7,935,131	10,398,215
3.15%, 7/25/2032	EUR	3,161,125	5,680,890
3.40%, 7/25/2029	EUR	6,019,906	10,543,682

			76,316,767

GERMANY — 4.5%
Bundesrepublik Deutschland Bundesobligation Inflation
Linked Bond Series I/L		4,947,595	5,852,869
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	5,590,640	6,841,143
0.10%, 4/15/2026	EUR	1,241,188	1,546,876
0.10%, 4/15/2046	EUR	1,125,461	1,504,066
0.50%, 4/15/2030	EUR	2,613,398	3,470,062
1.75%, 4/15/2020	EUR	5,612,828	7,123,027

			26,338,043

ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
1.00%, 5/30/2017	ILS	6,592,489	1,780,346
1.75%, 9/29/2023	ILS	9,996,610	2,964,035
2.75%, 9/30/2022	ILS	1,425,403	445,141
2.75%, 8/30/2041	ILS	11,990,520	4,362,557
3.50%, 4/30/2018	ILS	3,232,000	926,365
4.00%, 5/30/2036	ILS	4,089,183	1,696,747
Israel Government Bond - Galil:
4.00%, 7/30/2021	ILS	26,989,026	8,754,906
4.00%, 7/31/2024	ILS	15,534,489	5,404,791

			26,334,888

ITALY — 9.4%
Italy Buoni Poliennali Del Tesoro:
1.25%, 9/15/2032 (a)	EUR	1,377,786	1,672,294
1.70%, 9/15/2018	EUR	2,988,240	3,611,405
2.10%, 9/15/2017	EUR	6,252,301	7,460,467
2.10%, 9/15/2021	EUR	6,724,998	8,626,453
2.35%, 9/15/2019	EUR	4,008,286	5,026,782
2.35%, 9/15/2024 (a)	EUR	3,812,116	5,079,596
2.35%, 9/15/2035	EUR	4,711,360	6,752,261
2.55%, 9/15/2041	EUR	2,462,127	3,667,952
2.60%, 9/15/2023	EUR	5,286,936	7,138,024
3.10%, 9/15/2026	EUR	3,709,359	5,358,316

			54,393,550

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

JAPAN — 4.5%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	644,556,000	$5,969,863
0.10%, 3/10/2024	JPY	768,033,000	7,110,088
0.10%, 9/10/2024	JPY	497,000,000	4,673,954
0.10%, 3/10/2025	JPY	837,526,000	7,883,825
1.40%, 6/10/2018	JPY	76,425,000	724,166

			26,361,896

MEXICO — 4.6%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	65,604,610	3,686,935
2.50%, 12/10/2020	MXN	66,421,265	3,903,866
3.50%, 12/14/2017	MXN	40,560,527	2,454,684
4.00%, 6/13/2019	MXN	22,594,119	1,395,864
4.00%, 11/15/2040	MXN	23,138,556	1,426,921
4.00%, 11/8/2046	MXN	63,971,055	3,936,379
4.50%, 12/4/2025	MXN	40,832,745	2,692,694
4.50%, 11/22/2035	MXN	108,615,102	7,188,424

			26,685,767

SOUTH AFRICA — 4.7%
South Africa Government Bond - CPI Linked:
1.88%, 2/28/2033	ZAR	5,142,610	348,378
2.00%, 1/31/2025	ZAR	49,526,168	3,422,076
2.25%, 1/31/2038	ZAR	37,039,059	2,652,105
2.50%, 3/31/2046	ZAR	22,287,689	1,703,964
2.50%, 12/31/2050	ZAR	34,955,875	2,673,268
2.60%, 3/31/2028	ZAR	43,095,000	3,178,704
2.75%, 1/31/2022	ZAR	17,716,404	1,275,206
3.45%, 12/7/2033	ZAR	62,985,759	5,282,556
5.50%, 12/7/2023	ZAR	76,204,092	6,572,284

			27,108,541

SOUTH KOREA — 4.5%
Inflation Linked Korea Treasury Bond:
1.13%, 6/10/2023	KRW	5,837,598,000	5,111,603
1.50%, 6/10/2021	KRW	13,639,867,500	12,222,080
1.75%, 6/10/2025	KRW	3,023,250,000	2,783,989
2.75%, 3/10/2017	KRW	2,986,568,550	2,661,846
2.75%, 6/10/2020	KRW	3,370,310,317	3,166,323

			25,945,841

SWEDEN — 4.6%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	18,876,243	2,472,221
0.25%, 6/1/2022	SEK	29,930,255	4,077,256
0.50%, 6/1/2017	SEK	17,778,823	2,244,652
1.00%, 6/1/2025	SEK	23,771,510	3,521,162
3.50%, 12/1/2028	SEK	42,660,015	8,254,605
4.00%, 12/1/2020	SEK	38,842,454	6,083,171

			26,653,067

TURKEY — 4.6%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	6,289,705	2,003,047
2.00%, 10/26/2022	TRY	12,657,895	4,337,679
2.00%, 9/18/2024	TRY	6,993,247	2,366,433
2.00%, 4/16/2025	TRY	7,615,293	2,565,567
2.40%, 5/8/2024	TRY	638,558	223,088
2.70%, 1/14/2026	TRY	102,080	36,486
2.80%, 11/8/2023	TRY	6,940,375	2,497,914

3.00%, 1/6/2021	TRY	7,519,560	2,721,324
3.00%, 2/23/2022	TRY	11,936,050	4,337,453
3.50%, 2/20/2019	TRY	5,991,370	2,186,359
4.00%, 4/1/2020	TRY	8,533,848	3,196,291

			26,471,641

UNITED KINGDOM — 22.3%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	2,274,525	3,500,373
0.13%, 3/22/2024	GBP	3,897,759	6,188,667
0.13%, 3/22/2029	GBP	2,289,630	3,774,014
0.13%, 3/22/2044	GBP	2,135,600	4,078,655
0.13%, 3/22/2046	GBP	903,726	1,756,425
0.13%, 3/22/2058	GBP	1,911,943	4,351,217
0.13%, 11/22/2065	GBP	298,302	752,412
0.13%, 3/22/2068	GBP	1,036,680	2,738,732
0.25%, 3/22/2052	GBP	2,780,544	6,069,791
0.38%, 3/22/2062	GBP	2,744,125	7,238,807
0.50%, 3/22/2050	GBP	3,396,456	7,697,226
0.63%, 3/22/2040	GBP	2,689,920	5,484,524
0.63%, 11/22/2042	GBP	2,619,475	5,544,576
0.75%, 3/22/2034	GBP	2,006,406	3,829,465
0.75%, 11/22/2047	GBP	3,426,253	7,957,982
1.13%, 11/22/2037	GBP	1,599,927	3,442,239
1.25%, 11/22/2017	GBP	1,336,210	2,014,894
1.25%, 11/22/2027	GBP	4,001,576	7,355,779
1.25%, 11/22/2032	GBP	3,188,892	6,400,595
1.25%, 11/22/2055	GBP	3,165,027	9,465,259
1.88%, 11/22/2022	GBP	4,216,578	7,394,429
2.00%, 1/26/2035	GBP	3,629,119	8,265,737
2.50%, 4/16/2020	GBP	3,131,412	5,212,452
2.50%, 7/17/2024	GBP	864,511	1,610,615
4.13%, 7/22/2030	GBP	2,884,530	7,298,083

			129,422,948

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $574,023,394)			580,152,387

		Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $138,522)		138,522	138,522

TOTAL INVESTMENTS — 100.1% (Cost $574,161,916)			580,290,909
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)% .			(486,934)

NET ASSETS — 100.0%			$579,803,975

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

EUR — Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

SEK — Swedish Krona

TRY — Turkish New Lira

ZAR — South African Rand

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$26,691,338	$—	$26,691,338
Brazil	—	28,930,351	—	28,930,351
Canada	—	26,549,604	—	26,549,604
Chile	—	25,948,145	—	25,948,145
France	—	76,316,767	—	76,316,767
Germany	—	26,338,043	—	26,338,043
Israel	—	26,334,888	—	26,334,888
Italy	—	54,393,550	—	54,393,550
Japan	—	26,361,896	—	26,361,896
Mexico	—	26,685,767	—	26,685,767
South Africa	—	27,108,541	—	27,108,541
South Korea	—	25,945,841	—	25,945,841
Sweden	—	26,653,067	—	26,653,067
Turkey	—	26,471,641	—	26,471,641
United Kingdom	—	129,422,948	—	129,422,948
Short-Term Investment	138,522	—	—	138,522

TOTAL INVESTMENTS	$138,522	$580,152,387	$—	$580,290,909

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
AUSTRALIA — 4.5%
Australia Government Bond:
3.25%, 10/21/2018	AUD	5,075,000	$4,034,471
4.25%, 7/21/2017	AUD	5,350,000	4,237,345
5.25%, 3/15/2019	AUD	3,000,000	2,527,851
5.50%, 1/21/2018	AUD	5,700,000	4,662,517

			15,462,184

AUSTRIA — 3.1%
Austria Government Bond:
1.15%, 10/19/2018 (a)	EUR	1,950,000	2,309,897
4.30%, 9/15/2017 (a)	EUR	2,310,000	2,813,510
4.35%, 3/15/2019 (a)	EUR	850,000	1,103,855
4.65%, 1/15/2018 (a)	EUR	3,390,000	4,214,021

			10,441,283

BELGIUM — 3.9%
Belgium Government Bond:
1.25%, 6/22/2018	EUR	2,750,000	3,252,308
3.50%, 6/28/2017 (a)	EUR	2,950,000	3,525,219
4.00%, 3/28/2018 (a)	EUR	2,775,000	3,442,732
4.00%, 3/28/2019	EUR	650,000	839,148
5.50%, 9/28/2017 (a)	EUR	1,940,000	2,407,049

			13,466,456

CANADA — 4.6%
Canadian Government Bond:
0.25%, 5/1/2017	CAD	1,575,000	1,213,887
0.25%, 11/1/2017	CAD	2,075,000	1,596,873
0.25%, 5/1/2018	CAD	1,150,000	883,760
1.25%, 8/1/2017	CAD	2,950,000	2,302,024
1.25%, 2/1/2018	CAD	2,950,000	2,310,052
1.25%, 3/1/2018	CAD	1,590,000	1,245,780
1.25%, 9/1/2018	CAD	1,550,000	1,218,634
1.50%, 9/1/2017	CAD	1,575,000	1,234,003
1.75%, 3/1/2019	CAD	1,300,000	1,039,910
4.00%, 6/1/2017	CAD	1,500,000	1,205,914
4.25%, 6/1/2018	CAD	1,650,000	1,376,639

			15,627,476

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 6/1/2017	CLP	40,000,000	61,286
6.00%, 3/1/2018	CLP	100,000,000	155,284
6.00%, 6/1/2018	CLP	45,000,000	70,243

			286,813

CZECH REPUBLIC — 1.0%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017 (b)	CZK	19,620,000	826,993
Zero Coupon, 1/22/2018 (b)	CZK	6,900,000	291,074
0.85%, 3/17/2018	CZK	13,250,000	568,038
4.00%, 4/11/2017	CZK	20,700,000	907,841
4.60%, 8/18/2018	CZK	16,000,000	747,660

			3,341,606

DENMARK — 1.0%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	7,175,000	$1,115,365
4.00%, 11/15/2017	DKK	13,750,000	2,252,826

			3,368,191

FINLAND — 1.6%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	1,435,000	1,697,211
1.88%, 4/15/2017 (a)	EUR	1,500,000	1,750,828
3.88%, 9/15/2017 (a)	EUR	1,595,000	1,932,044

			5,380,083

FRANCE — 5.3%
France Government Bond OAT:
Zero Coupon, 2/25/2018 (b)	EUR	1,335,000	1,533,075
Zero Coupon, 2/25/2019 (b)	EUR	600,000	690,517
1.00%, 5/25/2018	EUR	1,550,000	1,819,699
1.00%, 11/25/2018	EUR	1,450,000	1,712,844
3.75%, 4/25/2017	EUR	2,075,000	2,469,275
4.00%, 4/25/2018	EUR	2,250,000	2,797,481
4.25%, 10/25/2017	EUR	2,300,000	2,813,067
4.25%, 10/25/2018	EUR	2,050,000	2,614,665
French Treasury Note
1.00%, 7/25/2017	EUR	1,410,000	1,637,066

			18,087,689

GERMANY — 5.2%
Federal Republic of Germany:
Zero Coupon, 6/16/2017 (b)	EUR	500,000	573,034
Zero Coupon, 9/15/2017 (b)	EUR	725,000	831,898
Zero Coupon, 12/15/2017 (b)	EUR	1,000,000	1,148,393
Zero Coupon, 3/16/2018 (b)	EUR	500,000	575,206
0.25%, 4/13/2018	EUR	1,100,000	1,272,283
0.50%, 4/7/2017	EUR	1,200,000	1,380,781
0.50%, 10/13/2017	EUR	1,050,000	1,214,172
0.50%, 2/23/2018	EUR	1,125,000	1,305,918
1.00%, 10/12/2018	EUR	1,100,000	1,301,209
1.00%, 2/22/2019	EUR	1,050,000	1,248,142
3.75%, 1/4/2019	EUR	1,600,000	2,036,915
4.00%, 1/4/2018	EUR	1,375,000	1,690,963
4.25%, 7/4/2017	EUR	1,250,000	1,508,612
4.25%, 7/4/2018	EUR	1,400,000	1,766,682

			17,854,208

HONG KONG — 0.3%
Hong Kong Government Bond
Programme:
0.61%, 2/5/2018	HKD	1,900,000	245,597
0.83%, 11/6/2017	HKD	2,650,000	343,567
1.02%, 4/10/2017	HKD	1,000,000	129,870
1.47%, 2/20/2019	HKD	2,200,000	289,863

			1,008,897

IRELAND — 1.6%
Ireland Government Bond:
4.50%, 10/18/2018	EUR	2,650,000	3,386,999
5.50%, 10/18/2017	EUR	1,730,000	2,148,811

			5,535,810

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

ISRAEL — 1.1%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,000,000	$267,054
1.25%, 10/31/2017	ILS	2,575,000	696,388
4.00%, 1/31/2018	ILS	4,650,000	1,322,477
6.00%, 2/28/2019	ILS	4,400,000	1,358,493

			3,644,412

ITALY — 6.1%
Italy Certificati di Credito del Tesoro:
Zero Coupon, 8/30/2017 (b)	EUR	850,000	969,015
Zero Coupon, 3/28/2018 (b)	EUR	850,000	968,511
Republic of Italy:
0.25%, 5/15/2018	EUR	925,000	1,059,675
0.30%, 10/15/2018	EUR	650,000	745,896
0.75%, 1/15/2018	EUR	1,050,000	1,212,813
1.15%, 5/15/2017	EUR	950,000	1,096,646
3.50%, 11/1/2017	EUR	1,100,000	1,322,950
3.50%, 6/1/2018	EUR	1,300,000	1,593,236
3.50%, 12/1/2018	EUR	1,300,000	1,618,298
4.25%, 2/1/2019	EUR	900,000	1,147,744
4.50%, 2/1/2018	EUR	1,650,000	2,034,737
4.50%, 8/1/2018	EUR	1,700,000	2,139,890
4.50%, 3/1/2019	EUR	725,000	933,091
4.75%, 5/1/2017	EUR	800,000	958,606
4.75%, 6/1/2017	EUR	1,050,000	1,262,976
5.25%, 8/1/2017	EUR	1,550,000	1,890,192

			20,954,276

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 4/15/2017	JPY	200,000,000	1,784,688
0.10%, 5/15/2017	JPY	200,000,000	1,785,115
0.10%, 6/15/2017	JPY	310,000,000	2,767,783
0.10%, 7/15/2017	JPY	200,000,000	1,786,147
0.10%, 8/15/2017	JPY	200,000,000	1,786,539
0.10%, 9/15/2017	JPY	200,000,000	1,787,250
0.10%, 10/15/2017	JPY	200,000,000	1,787,553
0.10%, 11/15/2017	JPY	200,000,000	1,788,087
0.10%, 12/15/2017	JPY	150,000,000	1,341,559
0.10%, 1/15/2018	JPY	200,000,000	1,789,208
0.10%, 2/15/2018	JPY	200,000,000	1,789,670
0.10%, 3/15/2018	JPY	200,000,000	1,790,275
0.10%, 4/15/2018	JPY	135,000,000	1,208,436
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	300,000,000	2,682,904
0.10%, 3/20/2018	JPY	225,000,000	2,014,220
0.20%, 6/20/2017	JPY	500,000,000	4,469,772
0.20%, 9/20/2017	JPY	400,000,000	3,579,483
0.20%, 12/20/2017	JPY	300,000,000	2,687,495
0.20%, 9/20/2018	JPY	450,000,000	4,045,376
0.20%, 12/20/2018	JPY	515,000,000	4,635,160
0.20%, 3/20/2019	JPY	500,000,000	4,505,272
0.30%, 3/20/2018	JPY	200,000,000	1,797,429
0.30%, 6/20/2018	JPY	250,000,000	2,250,189
0.30%, 9/20/2018	JPY	340,000,000	3,064,432
0.40%, 3/20/2018	JPY	200,000,000	1,800,916
0.40%, 6/20/2018	JPY	220,000,000	1,984,727

Government of Japan 10 Year Bond:
1.30%, 12/20/2018	JPY	200,000,000	1,853,285
1.30%, 3/20/2019	JPY	500,000,000	4,650,785
1.40%, 3/20/2018	JPY	250,000,000	2,294,453
1.40%, 12/20/2018	JPY	200,000,000	1,858,143
1.50%, 12/20/2017	JPY	150,000,000	1,373,695
1.50%, 9/20/2018	JPY	150,000,000	1,391,792
1.70%, 9/20/2017	JPY	250,000,000	2,286,134

			78,417,972

LATVIA — 0.0%(c)
Latvia Government International Bond 5.50%, 3/5/2018	EUR	75,000	94,748

LITHUANIA — 0.2%
Lithuania Government International Bond 4.85%, 2/7/2018	EUR	415,000	515,666

MALAYSIA — 2.4%
Malaysia Government Bond:
3.31%, 10/31/2017	MYR	6,300,000	1,627,539
3.58%, 9/28/2018	MYR	5,250,000	1,356,753
3.76%, 3/15/2019	MYR	3,000,000	780,084
4.01%, 9/15/2017	MYR	5,750,000	1,499,373
Malaysia Government Investment Issue:
3.31%, 8/30/2017	MYR	2,000,000	514,866
3.51%, 5/15/2018	MYR	4,675,000	1,205,562
3.68%, 11/23/2017	MYR	5,000,000	1,293,860

			8,278,037

MEXICO — 3.4%
Mexican Bonos:
4.75%, 6/14/2018	MXN	49,600,000	2,910,418
5.00%, 6/15/2017	MXN	24,900,000	1,468,931
7.75%, 12/14/2017	MXN	43,800,000	2,707,144
8.50%, 12/13/2018	MXN	70,000,000	4,467,207

			11,553,700

NETHERLANDS — 4.6%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a) (b)	EUR	2,250,000	2,586,962
0.50%, 4/15/2017 (a)	EUR	1,900,000	2,187,088
1.25%, 1/15/2018 (a)	EUR	2,250,000	2,643,203
1.25%, 1/15/2019 (a)	EUR	2,375,000	2,834,176
4.00%, 7/15/2018 (a)	EUR	2,325,000	2,919,789
4.50%, 7/15/2017 (a)	EUR	2,000,000	2,425,093

			15,596,311

NEW ZEALAND — 1.2%
New Zealand Government Bond:
5.00%, 3/15/2019	NZD	2,000,000	1,504,890
6.00%, 12/15/2017	NZD	3,350,000	2,481,482

			3,986,372

NORWAY — 0.6%
Norway Government Bond 4.25%, 5/19/2017 (a)	NOK	16,450,000	2,073,540

POLAND — 2.2%
Poland Government Bond:
Zero Coupon, 7/25/2017 (b)	PLN	3,950,000	1,042,125

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

Zero Coupon, 10/25/2018 (b)	PLN	2,250,000	$581,316
2.50%, 7/25/2018	PLN	7,000,000	1,922,513
3.75%, 4/25/2018	PLN	4,425,000	1,243,837
4.75%, 4/25/2017	PLN	4,575,000	1,272,430
5.25%, 10/25/2017	PLN	5,400,000	1,536,797

			7,599,018

SINGAPORE — 1.0%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	1,075,000	793,405
1.38%, 10/1/2017	SGD	900,000	674,699
2.38%, 4/1/2017	SGD	1,500,000	1,131,962
4.00%, 9/1/2018	SGD	1,225,000	978,836

			3,578,902

SLOVAKIA — 0.5%
Slovakia Government Bond 1.50%, 11/28/2018	EUR	1,050,000	1,246,782
Slovakia Government International Bond 4.38%, 5/15/2017	EUR	300,000	359,311

			1,606,093

SLOVENIA — 0.4%
Slovenia Government Bond:
1.75%, 10/9/2017	EUR	500,000	585,369
4.38%, 2/6/2019	EUR	400,000	511,250
Slovenia Government International Bond 4.00%, 3/22/2018	EUR	300,000	369,300

			1,465,919

SOUTH AFRICA — 0.5%
South Africa Government Bond:
8.00%, 12/21/2018	ZAR	12,150,000	817,209
8.25%, 9/15/2017	ZAR	13,500,000	920,282

			1,737,491

SOUTH KOREA — 4.6%
Korea Treasury Bond:
1.63%, 6/10/2018	KRW	2,970,000,000	2,606,297
1.75%, 12/10/2018	KRW	2,000,000,000	1,762,835
2.00%, 12/10/2017	KRW	4,210,000,000	3,713,606
2.75%, 6/10/2017	KRW	3,650,000,000	3,238,839
3.13%, 3/10/2019	KRW	750,000,000	686,653
3.25%, 9/10/2018	KRW	2,000,000,000	1,822,763
5.50%, 9/10/2017	KRW	2,000,000,000	1,848,393

			15,679,386

SPAIN — 4.5%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	1,550,000	1,774,428
0.25%, 1/31/2019	EUR	475,000	543,444
0.50%, 10/31/2017	EUR	1,550,000	1,780,388
2.10%, 4/30/2017	EUR	1,850,000	2,156,795
3.75%, 10/31/2018	EUR	1,875,000	2,340,622
4.10%, 7/30/2018 (a)	EUR	1,950,000	2,431,614
4.50%, 1/31/2018	EUR	1,800,000	2,219,389
5.50%, 7/30/2017 (a)	EUR	1,875,000	2,292,962

			15,539,642

SWEDEN — 1.3%
Kingdom of Sweden:
3.75%, 8/12/2017	SEK	18,425,000	2,409,226
4.25%, 3/12/2019	SEK	15,000,000	2,108,167

			4,517,393

SWITZERLAND — 1.1%
Switzerland Government Bond:
3.00%, 1/8/2018	CHF	2,385,000	2,661,816
4.25%, 6/5/2017	CHF	850,000	940,579

			3,602,395

THAILAND — 1.3%
Thailand Government Bond:
3.25%, 6/16/2017	THB	83,500,000	2,429,955
3.45%, 3/8/2019	THB	25,000,000	752,488
5.13%, 3/13/2018	THB	41,000,000	1,248,979
5.63%, 1/12/2019	THB	5,500,000	174,372

			4,605,794

TURKEY — 1.3%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	3,500,000	1,171,867
8.30%, 6/20/2018	TRY	3,125,000	1,079,882
8.80%, 11/14/2018	TRY	3,550,000	1,235,887
9.60%, 6/14/2017	TRY	2,780,000	984,853

			4,472,489

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	3,105,000	4,500,920
1.25%, 7/22/2018	GBP	3,050,000	4,464,325
5.00%, 3/7/2018	GBP	3,090,000	4,844,346
8.75%, 8/25/2017	GBP	1,000,000	1,607,081

			15,416,672

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $329,683,749)			334,796,924

		Shares
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $3,918,356)			3,918,356

TOTAL INVESTMENTS — 99.1% (Cost $333,602,105)			338,715,280
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			3,126,936

NET ASSETS — 100.0%			$341,842,216

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 13.9% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD 3,377,939	RUB 233,500,000	04/29/2016	$89,325

				$89,325

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

ZAR — South African Rand

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$15,462,184	$—	$15,462,184
Austria	—	10,441,283	—	10,441,283
Belgium	—	13,466,456	—	13,466,456
Canada	—	15,627,476	—	15,627,476
Chile	—	286,813	—	286,813
Czech Republic	—	3,341,606	—	3,341,606
Denmark	—	3,368,191	—	3,368,191
Finland	—	5,380,083	—	5,380,083
France	—	18,087,689	—	18,087,689
Germany	—	17,854,208	—	17,854,208
Hong Kong	—	1,008,897	—	1,008,897
Ireland	—	5,535,810	—	5,535,810
Israel	—	3,644,412	—	3,644,412
Italy	—	20,954,276	—	20,954,276
Japan	—	78,417,972	—	78,417,972
Latvia	—	94,748	—	94,748
Lithuania	—	515,666	—	515,666
Malaysia	—	8,278,037	—	8,278,037
Mexico	—	11,553,700	—	11,553,700
Netherlands	—	15,596,311	—	15,596,311
New Zealand	—	3,986,372	—	3,986,372
Norway	—	2,073,540	—	2,073,540
Poland	—	7,599,018	—	7,599,018

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$—	$3,578,902	$—	$3,578,902
Slovakia	—	1,606,093	—	1,606,093
Slovenia	—	1,465,919	—	1,465,919
South Africa	—	1,737,491	—	1,737,491
South Korea	—	15,679,386	—	15,679,386
Spain	—	15,539,642	—	15,539,642
Sweden	—	4,517,393	—	4,517,393
Switzerland	—	3,602,395	—	3,602,395
Thailand	—	4,605,794	—	4,605,794
Turkey	—	4,472,489	—	4,472,489
United Kingdom	—	15,416,672	—	15,416,672
Short-Term Investment	3,918,356	—	—	3,918,356

TOTAL INVESTMENTS	$3,918,356	$334,796,924	$—	$338,715,280

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	89,325	—	89,325

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,918,356	$334,886,249	$—	$338,804,605

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 3.9%
Australia Government Bond:
1.75%, 11/21/2020	AUD	3,020,000	$2,292,404
2.75%, 10/21/2019	AUD	4,600,000	3,635,699
2.75%, 4/21/2024	AUD	5,600,000	4,424,988
2.75%, 11/21/2027	AUD	1,100,000	856,913
2.75%, 6/21/2035	AUD	1,150,000	845,719
3.25%, 10/21/2018	AUD	4,185,000	3,326,948
3.25%, 4/21/2025	AUD	5,750,000	4,711,856
3.25%, 4/21/2029	AUD	2,545,000	2,071,881
3.25%, 6/21/2039	AUD	1,500,000	1,167,349
3.75%, 4/21/2037	AUD	1,800,000	1,524,139
4.25%, 7/21/2017	AUD	4,465,000	3,536,401
4.25%, 4/21/2026	AUD	5,750,000	5,111,827
4.50%, 4/15/2020	AUD	4,720,000	3,986,530
4.50%, 4/21/2033	AUD	2,000,000	1,868,472
4.75%, 4/21/2027	AUD	5,500,000	5,122,120
5.25%, 3/15/2019	AUD	5,445,000	4,588,049
5.50%, 1/21/2018	AUD	4,475,000	3,660,485
5.50%, 4/21/2023	AUD	5,050,000	4,694,798
5.75%, 5/15/2021	AUD	4,800,000	4,343,398
5.75%, 7/15/2022	AUD	4,325,000	4,014,075

			65,784,051

AUSTRIA — 3.4%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,625,000	1,889,731
0.75%, 10/20/2026 (a)	EUR	750,000	873,158
1.15%, 10/19/2018 (a)	EUR	1,650,000	1,954,529
1.20%, 10/20/2025 (a)	EUR	2,125,000	2,611,493
1.50%, 2/20/2047 (a)	EUR	350,000	422,370
1.65%, 10/21/2024 (a)	EUR	2,300,000	2,938,522
1.75%, 10/20/2023 (a)	EUR	1,750,000	2,245,285
1.95%, 6/18/2019 (a)	EUR	1,700,000	2,080,248
2.40%, 5/23/2034 (a)	EUR	1,300,000	1,832,816
3.15%, 6/20/2044 (a)	EUR	1,450,000	2,430,241
3.40%, 11/22/2022 (a)	EUR	2,550,000	3,568,388
3.50%, 9/15/2021 (a)	EUR	3,700,000	5,064,782
3.65%, 4/20/2022 (a)	EUR	1,925,000	2,691,853
3.80%, 1/26/2062 (a)	EUR	850,000	1,792,699
3.90%, 7/15/2020 (a)	EUR	3,250,000	4,371,287
4.15%, 3/15/2037 (a)	EUR	2,875,000	5,186,577
4.30%, 9/15/2017 (a)	EUR	1,570,000	1,912,213
4.35%, 3/15/2019 (a)	EUR	2,725,000	3,538,827
4.65%, 1/15/2018 (a)	EUR	2,800,000	3,480,608
4.85%, 3/15/2026 (a)	EUR	2,350,000	3,842,228
6.25%, 7/15/2027	EUR	1,520,000	2,821,888

			57,549,743

BELGIUM — 4.5%
Belgium Government Bond:
0.80%, 6/22/2025 (a)	EUR	4,075,000	4,818,920
1.00%, 6/22/2026 (a)	EUR	1,250,000	1,492,776
1.00%, 6/22/2031 (a)	EUR	900,000	1,031,194
1.25%, 6/22/2018	EUR	2,600,000	3,074,909
1.60%, 6/22/2047 (a)	EUR	600,000	699,046
1.90%, 6/22/2038 (a)	EUR	700,000	893,966
2.25%, 6/22/2023	EUR	2,630,000	3,475,060
2.60%, 6/22/2024 (a)	EUR	3,025,000	4,120,022

3.00%, 9/28/2019	EUR	2,175,000	2,770,473
3.00%, 6/22/2034 (a)	EUR	1,500,000	2,254,361
3.50%, 6/28/2017 (a)	EUR	2,400,000	2,867,975
3.75%, 9/28/2020 (a)	EUR	3,600,000	4,847,785
3.75%, 6/22/2045	EUR	1,550,000	2,766,596
4.00%, 3/28/2018 (a)	EUR	2,125,000	2,636,326
4.00%, 3/28/2019	EUR	2,350,000	3,033,842
4.00%, 3/28/2022	EUR	2,700,000	3,840,260
4.00%, 3/28/2032	EUR	1,400,000	2,316,070
4.25%, 9/28/2021 (a)	EUR	2,800,000	3,970,240
4.25%, 9/28/2022	EUR	2,690,000	3,924,497
4.25%, 3/28/2041 (a)	EUR	3,000,000	5,595,772
4.50%, 3/28/2026 (a)	EUR	1,550,000	2,471,588
5.00%, 3/28/2035 (a)	EUR	3,690,000	7,043,277
5.50%, 9/28/2017 (a)	EUR	1,300,000	1,612,971
5.50%, 3/28/2028	EUR	3,000,000	5,327,264

			76,885,190

CANADA — 4.3%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,000,000	956,999
Canadian Government Bond:
0.25%, 5/1/2017	CAD	1,565,000	1,206,179
0.25%, 11/1/2017	CAD	3,325,000	2,558,845
0.25%, 5/1/2018	CAD	1,475,000	1,133,519
0.75%, 9/1/2020	CAD	2,825,000	2,195,591
0.75%, 3/1/2021	CAD	3,625,000	2,811,831
1.25%, 8/1/2017	CAD	4,760,000	3,714,452
1.25%, 2/1/2018	CAD	4,250,000	3,328,041
1.25%, 3/1/2018	CAD	2,300,000	1,802,071
1.25%, 9/1/2018	CAD	2,350,000	1,847,606
1.50%, 9/1/2017	CAD	2,000,000	1,566,988
1.50%, 3/1/2020	CAD	2,400,000	1,918,942
1.50%, 6/1/2023	CAD	3,150,000	2,517,930
1.50%, 6/1/2026	CAD	2,000,000	1,571,642
1.75%, 3/1/2019	CAD	2,600,000	2,079,819
1.75%, 9/1/2019	CAD	2,200,000	1,767,858
2.25%, 6/1/2025	CAD	3,250,000	2,734,025
2.50%, 6/1/2024	CAD	3,250,000	2,778,977
2.75%, 6/1/2022	CAD	2,800,000	2,408,634
2.75%, 12/1/2048	CAD	1,700,000	1,541,704
3.25%, 6/1/2021	CAD	2,350,000	2,049,712
3.50%, 6/1/2020	CAD	3,000,000	2,593,552
3.50%, 12/1/2045	CAD	3,900,000	4,017,743
3.75%, 6/1/2019	CAD	4,025,000	3,420,215
4.00%, 6/1/2017	CAD	2,300,000	1,849,069
4.00%, 6/1/2041	CAD	3,650,000	3,916,586
4.25%, 6/1/2018	CAD	2,150,000	1,793,803
5.00%, 6/1/2037	CAD	3,200,000	3,754,424
5.75%, 6/1/2029	CAD	2,300,000	2,646,054
5.75%, 6/1/2033	CAD	2,900,000	3,520,447
8.00%, 6/1/2027	CAD	1,000,000	1,296,826

			73,300,084

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 6/1/2020	CLP	185,000,000	280,292
6.00%, 3/1/2022	CLP	315,000,000	516,076

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

Chile Government International Bond 5.50%, 8/5/2020	CLP	310,000,000	$479,697

			1,276,065

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017	CZK	16,600,000	699,699
Zero Coupon, 1/22/2018	CZK	8,000,000	337,477
0.45%, 10/25/2023	CZK	6,000,000	257,019
0.85%, 3/17/2018	CZK	12,500,000	535,885
0.95%, 5/15/2030	CZK	1,500,000	64,088
1.00%, 6/26/2026	CZK	4,000,000	178,041
1.50%, 10/29/2019	CZK	25,300,000	1,123,800
2.40%, 9/17/2025	CZK	11,000,000	548,438
2.50%, 8/25/2028	CZK	11,500,000	591,711
3.75%, 9/12/2020	CZK	12,400,000	608,618
3.85%, 9/29/2021	CZK	16,500,000	840,168
4.00%, 4/11/2017	CZK	13,400,000	587,685
4.20%, 12/4/2036	CZK	6,500,000	427,744
4.60%, 8/18/2018	CZK	9,000,000	420,559
4.70%, 9/12/2022	CZK	14,070,000	767,704
4.85%, 11/26/2057	CZK	3,000,000	232,741
5.00%, 4/11/2019	CZK	23,750,000	1,150,671
5.70%, 5/25/2024	CZK	20,000,000	1,214,190

			10,586,238

DENMARK — 1.4%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	6,100,000	948,255
1.50%, 11/15/2023	DKK	13,635,000	2,294,285
1.75%, 11/15/2025	DKK	17,075,000	2,932,091
3.00%, 11/15/2021	DKK	21,050,000	3,771,984
4.00%, 11/15/2017	DKK	10,200,000	1,671,187
4.00%, 11/15/2019	DKK	21,950,000	3,874,080
4.50%, 11/15/2039	DKK	29,175,000	7,787,705
7.00%, 11/10/2024	DKK	4,700,000	1,135,814

			24,415,401

FINLAND — 1.4%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,600,000	1,873,519
0.75%, 4/15/2031 (a)	EUR	900,000	1,019,073
0.88%, 9/15/2025 (a)	EUR	1,025,000	1,223,395
1.13%, 9/15/2018 (a)	EUR	1,900,000	2,247,179
1.50%, 4/15/2023 (a)	EUR	1,100,000	1,380,761
1.63%, 9/15/2022 (a)	EUR	1,050,000	1,325,782
1.88%, 4/15/2017 (a)	EUR	950,000	1,108,858
2.00%, 4/15/2024 (a)	EUR	1,115,000	1,455,156
2.63%, 7/4/2042 (a)	EUR	950,000	1,484,264
2.75%, 7/4/2028 (a)	EUR	1,400,000	2,001,357
3.38%, 4/15/2020 (a)	EUR	2,800,000	3,664,981
3.50%, 4/15/2021 (a)	EUR	1,125,000	1,520,830
3.88%, 9/15/2017 (a)	EUR	550,000	666,222
4.00%, 7/4/2025 (a)	EUR	1,150,000	1,754,829
4.38%, 7/4/2019 (a)	EUR	350,000	460,620

			23,186,826

FRANCE — 6.7%
France Government Bond OAT:
Zero Coupon, 2/25/2018	EUR	1,375,000	1,579,010
Zero Coupon, 2/25/2019	EUR	1,000,000	1,150,862
Zero Coupon, 5/25/2020	EUR	1,900,000	2,186,789
0.25%, 11/25/2020	EUR	2,800,000	3,256,860
0.50%, 11/25/2019	EUR	1,950,000	2,286,863
0.50%, 5/25/2025	EUR	2,150,000	2,487,201
0.50%, 5/25/2026	EUR	500,000	570,025
1.00%, 5/25/2018	EUR	1,900,000	2,230,598
1.00%, 11/25/2018	EUR	1,700,000	2,008,162
1.00%, 5/25/2019	EUR	1,700,000	2,018,755
1.00%, 11/25/2025	EUR	2,025,000	2,435,070
1.50%, 5/25/2031	EUR	1,100,000	1,355,328
1.75%, 5/25/2023	EUR	2,250,000	2,872,949
1.75%, 11/25/2024	EUR	2,250,000	2,892,436
2.25%, 10/25/2022	EUR	1,900,000	2,485,787
2.25%, 5/25/2024	EUR	2,300,000	3,059,585
2.50%, 10/25/2020	EUR	2,600,000	3,330,447
2.50%, 5/25/2030	EUR	2,400,000	3,340,050
2.75%, 10/25/2027	EUR	2,700,000	3,803,616
3.00%, 4/25/2022	EUR	3,250,000	4,393,434
3.25%, 10/25/2021	EUR	2,500,000	3,385,171
3.25%, 5/25/2045	EUR	1,275,000	2,100,514
3.50%, 4/25/2020	EUR	3,250,000	4,271,892
3.50%, 4/25/2026	EUR	3,000,000	4,446,982
3.75%, 4/25/2017	EUR	2,400,000	2,856,029
3.75%, 10/25/2019	EUR	2,000,000	2,610,409
3.75%, 4/25/2021	EUR	2,500,000	3,416,902
4.00%, 4/25/2018	EUR	1,975,000	2,455,566
4.00%, 10/25/2038	EUR	1,750,000	3,082,815
4.00%, 4/25/2055	EUR	1,000,000	1,967,821
4.00%, 4/25/2060	EUR	925,000	1,853,923
4.25%, 10/25/2017	EUR	2,725,000	3,332,873
4.25%, 10/25/2018	EUR	2,000,000	2,550,893
4.25%, 4/25/2019	EUR	3,000,000	3,902,138
4.25%, 10/25/2023	EUR	3,000,000	4,493,544
4.50%, 4/25/2041	EUR	1,950,000	3,763,237
4.75%, 4/25/2035	EUR	1,800,000	3,344,138
5.50%, 4/25/2029	EUR	2,900,000	5,274,295
5.75%, 10/25/2032	EUR	1,500,000	2,972,073
6.00%, 10/25/2025	EUR	100,000	175,076
French Treasury Note
1.00%, 7/25/2017	EUR	1,800,000	2,089,872

			114,089,990

GERMANY — 4.5%
Federal Republic of Germany:
Zero Coupon, 6/16/2017	EUR	1,250,000	1,432,586
Zero Coupon, 9/15/2017	EUR	850,000	975,328
Zero Coupon, 12/15/2017	EUR	675,000	775,166
Zero Coupon, 4/17/2020	EUR	1,250,000	1,448,598
Zero Coupon, 4/9/2021	EUR	500,000	578,955
0.25%, 4/13/2018	EUR	1,000,000	1,156,621
0.25%, 10/11/2019	EUR	1,050,000	1,226,821
0.25%, 10/16/2020	EUR	1,250,000	1,465,141
0.50%, 4/7/2017	EUR	1,200,000	1,380,781
0.50%, 10/13/2017	EUR	1,625,000	1,879,076
0.50%, 2/23/2018	EUR	1,040,000	1,207,248
0.50%, 4/12/2019	EUR	1,000,000	1,173,394

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

0.50%, 2/15/2025	EUR	2,200,000	$2,609,681
0.50%, 2/15/2026	EUR	800,000	941,524
1.00%, 10/12/2018	EUR	1,000,000	1,182,917
1.00%, 2/22/2019	EUR	1,000,000	1,188,706
1.00%, 8/15/2024	EUR	1,200,000	1,486,241
1.00%, 8/15/2025	EUR	2,100,000	2,593,025
1.50%, 9/4/2022	EUR	900,000	1,141,839
1.50%, 2/15/2023	EUR	1,100,000	1,401,143
1.50%, 5/15/2023	EUR	1,500,000	1,915,187
1.50%, 5/15/2024	EUR	1,100,000	1,414,444
1.75%, 7/4/2022	EUR	1,500,000	1,925,465
1.75%, 2/15/2024	EUR	1,450,000	1,894,343
2.00%, 1/4/2022	EUR	1,400,000	1,807,536
2.00%, 8/15/2023	EUR	1,325,000	1,751,367
2.25%, 9/4/2020	EUR	1,000,000	1,274,641
2.25%, 9/4/2021	EUR	1,000,000	1,300,261
2.50%, 1/4/2021	EUR	1,300,000	1,685,217
2.50%, 7/4/2044	EUR	1,075,000	1,746,607
2.50%, 8/15/2046	EUR	800,000	1,315,851
3.00%, 7/4/2020	EUR	1,500,000	1,958,345
3.25%, 1/4/2020	EUR	1,250,000	1,623,943
3.25%, 7/4/2021	EUR	1,030,000	1,396,812
3.25%, 7/4/2042	EUR	1,000,000	1,808,140
3.50%, 7/4/2019	EUR	1,300,000	1,673,610
3.75%, 1/4/2019	EUR	1,300,000	1,654,993
4.00%, 1/4/2018	EUR	1,800,000	2,213,625
4.00%, 1/4/2037	EUR	1,325,000	2,471,061
4.25%, 7/4/2017	EUR	1,590,000	1,918,955
4.25%, 7/4/2018	EUR	1,090,000	1,375,488
4.25%, 7/4/2039	EUR	1,150,000	2,291,718
4.75%, 7/4/2034	EUR	1,250,000	2,444,752
4.75%, 7/4/2040	EUR	200,000	430,455
4.75%, 7/4/2040	EUR	925,000	1,990,853
5.50%, 1/4/2031	EUR	1,250,000	2,446,643
5.63%, 1/4/2028	EUR	900,000	1,664,828
6.25%, 1/4/2030	EUR	500,000	1,020,224
6.50%, 7/4/2027	EUR	450,000	872,659

			76,532,814

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.61%, 2/5/2018	HKD	900,000	116,335
0.91%, 11/5/2020	HKD	1,400,000	180,215
1.02%, 4/10/2017	HKD	1,550,000	201,299
1.06%, 2/5/2020	HKD	550,000	71,457
1.10%, 1/17/2023	HKD	3,300,000	425,930
1.47%, 2/20/2019	HKD	5,800,000	764,184
2.22%, 8/7/2024	HKD	250,000	34,696
2.93%, 1/13/2020	HKD	250,000	34,758

			1,828,874

IRELAND — 1.8%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,125,000	1,327,890
1.00%, 5/15/2026	EUR	950,000	1,109,743
2.00%, 2/18/2045	EUR	1,150,000	1,405,642
2.40%, 5/15/2030	EUR	1,850,000	2,457,070
3.40%, 3/18/2024	EUR	2,500,000	3,483,988
3.90%, 3/20/2023	EUR	2,250,000	3,190,207

4.40%, 6/18/2019	EUR	2,320,000	3,028,027
4.50%, 10/18/2018	EUR	2,050,000	2,620,132
4.50%, 4/18/2020	EUR	300,000	404,649
5.00%, 10/18/2020	EUR	1,755,000	2,452,331
5.40%, 3/13/2025	EUR	2,100,000	3,374,592
5.50%, 10/18/2017	EUR	1,800,000	2,235,757
5.90%, 10/18/2019	EUR	2,350,000	3,245,828

			30,335,856

ISRAEL — 0.7%
Israel Government Bond:
1.25%, 10/31/2017	ILS	3,050,000	824,848
1.75%, 8/31/2025	ILS	1,500,000	395,414
2.25%, 5/31/2019	ILS	4,000,000	1,121,997
3.75%, 3/31/2024	ILS	6,775,000	2,092,055
4.00%, 1/31/2018	ILS	6,600,000	1,877,063
4.25%, 3/31/2023	ILS	5,400,000	1,709,964
5.00%, 1/31/2020	ILS	4,500,000	1,393,562
5.50%, 1/31/2022	ILS	1,550,000	514,293
5.50%, 1/31/2042	ILS	3,250,000	1,260,673
6.00%, 2/28/2019	ILS	1,150,000	355,061
6.25%, 10/30/2026	ILS	1,650,000	620,206

			12,165,136

ITALY — 6.8%
Italy Certificati di Credito del Tesoro:
Zero Coupon, 8/30/2017	EUR	800,000	912,014
Zero Coupon, 3/28/2018	EUR	750,000	854,569
Republic of Italy:
0.25%, 5/15/2018	EUR	1,175,000	1,346,074
0.30%, 10/15/2018	EUR	450,000	516,389
0.65%, 11/1/2020	EUR	1,250,000	1,448,118
0.70%, 5/1/2020	EUR	1,275,000	1,482,567
0.75%, 1/15/2018	EUR	1,850,000	2,136,861
1.05%, 12/1/2019	EUR	1,000,000	1,178,156
1.15%, 5/15/2017	EUR	1,325,000	1,529,533
1.35%, 4/15/2022	EUR	1,400,000	1,667,469
1.45%, 9/15/2022	EUR	1,525,000	1,823,454
1.50%, 8/1/2019	EUR	1,700,000	2,027,069
1.50%, 6/1/2025	EUR	1,425,000	1,674,530
1.65%, 3/1/2032 (a)	EUR	2,025,000	2,279,765
2.00%, 12/1/2025	EUR	2,000,000	2,441,259
2.15%, 12/15/2021	EUR	1,750,000	2,180,094
2.50%, 5/1/2019	EUR	750,000	918,322
2.50%, 12/1/2024	EUR	1,600,000	2,033,372
2.70%, 3/1/2047 (a)	EUR	750,000	911,913
3.25%, 9/1/2046 (a)	EUR	1,000,000	1,359,520
3.50%, 11/1/2017	EUR	1,250,000	1,503,352
3.50%, 6/1/2018	EUR	1,300,000	1,593,236
3.50%, 12/1/2018	EUR	1,525,000	1,898,389
3.50%, 3/1/2030 (a)	EUR	1,800,000	2,521,414
3.75%, 3/1/2021	EUR	1,500,000	1,991,894
3.75%, 5/1/2021	EUR	1,000,000	1,331,937
3.75%, 8/1/2021	EUR	2,100,000	2,813,085
3.75%, 9/1/2024	EUR	1,500,000	2,077,350
4.00%, 9/1/2020	EUR	1,500,000	1,991,508
4.00%, 2/1/2037	EUR	2,000,000	3,006,298
4.25%, 2/1/2019	EUR	1,750,000	2,231,724
4.25%, 9/1/2019	EUR	2,100,000	2,729,998

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

4.25%, 3/1/2020	EUR	1,500,000	$1,982,326
4.50%, 2/1/2018	EUR	2,000,000	2,466,347
4.50%, 8/1/2018	EUR	1,475,000	1,856,669
4.50%, 3/1/2019	EUR	1,775,000	2,284,464
4.50%, 2/1/2020	EUR	1,750,000	2,325,668
4.50%, 5/1/2023	EUR	1,450,000	2,076,820
4.50%, 3/1/2024	EUR	1,875,000	2,709,281
4.50%, 3/1/2026	EUR	1,550,000	2,301,748
4.75%, 5/1/2017	EUR	800,000	958,606
4.75%, 6/1/2017	EUR	1,200,000	1,443,401
4.75%, 9/1/2021	EUR	1,850,000	2,595,130
4.75%, 8/1/2023 (a)	EUR	1,650,000	2,406,753
4.75%, 9/1/2028 (a)	EUR	1,750,000	2,707,891
4.75%, 9/1/2044 (a)	EUR	1,000,000	1,710,242
5.00%, 3/1/2022	EUR	1,750,000	2,508,641
5.00%, 3/1/2025 (a)	EUR	1,750,000	2,648,292
5.00%, 8/1/2034	EUR	1,100,000	1,840,307
5.00%, 8/1/2039	EUR	1,300,000	2,242,866
5.00%, 9/1/2040	EUR	1,350,000	2,322,583
5.25%, 8/1/2017	EUR	1,525,000	1,859,705
5.25%, 11/1/2029	EUR	1,750,000	2,867,878
5.50%, 9/1/2022	EUR	1,500,000	2,227,781
5.50%, 11/1/2022	EUR	1,500,000	2,235,273
5.75%, 2/1/2033	EUR	1,500,000	2,670,035
6.00%, 5/1/2031	EUR	1,450,000	2,577,829
6.50%, 11/1/2027	EUR	1,700,000	2,963,324

			115,201,093

JAPAN — 22.9%
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	600,000,000	5,415,508
0.30%, 12/20/2024	JPY	325,000,000	2,997,622
0.30%, 12/20/2025	JPY	725,000,000	6,680,940
0.40%, 3/20/2025	JPY	650,000,000	6,047,120
0.40%, 6/20/2025	JPY	600,000,000	5,579,981
0.40%, 9/20/2025	JPY	465,000,000	4,324,692
0.50%, 9/20/2024	JPY	250,000,000	2,343,543
0.50%, 12/20/2024	JPY	224,950,000	2,110,061
0.60%, 3/20/2023	JPY	315,000,000	2,957,516
0.60%, 9/20/2023	JPY	450,000,000	4,236,674
0.60%, 12/20/2023	JPY	500,000,000	4,712,843
0.60%, 3/20/2024	JPY	500,000,000	4,715,334
0.60%, 6/20/2024	JPY	475,000,000	4,485,442
0.70%, 12/20/2022	JPY	300,000,000	2,830,295
0.80%, 9/20/2020	JPY	500,000,000	4,648,027
0.80%, 6/20/2022	JPY	199,950,000	1,890,643
0.80%, 9/20/2022	JPY	400,000,000	3,790,169
0.80%, 12/20/2022	JPY	300,000,000	2,848,445
0.80%, 6/20/2023	JPY	250,000,000	2,381,934
0.80%, 9/20/2023	JPY	550,000,000	5,252,098
0.90%, 3/20/2022	JPY	235,000,000	2,229,066
0.90%, 6/20/2022	JPY	400,000,000	3,804,618
1.00%, 12/20/2021	JPY	450,000,000	4,281,556
1.00%, 3/20/2022	JPY	275,000,000	2,623,162
1.10%, 9/20/2021	JPY	270,000,000	2,574,843
1.20%, 12/20/2020	JPY	250,000,000	2,371,836
1.20%, 6/20/2021	JPY	350,000,000	3,343,552
1.30%, 3/20/2018	JPY	300,000,000	2,747,978
1.30%, 12/20/2019	JPY	477,000,000	4,484,212

1.30%, 3/20/2021	JPY	275,000,000	2,629,205
1.50%, 12/20/2017	JPY	500,000,000	4,578,985
1.50%, 6/20/2018	JPY	240,000,000	2,216,874
1.70%, 9/20/2017	JPY	400,000,000	3,657,814
1.80%, 6/20/2017	JPY	300,000,000	2,733,698
Government of Japan 2 Year Bond:
0.10%, 5/15/2017	JPY	50,000,000	446,279
0.10%, 6/15/2017	JPY	340,000,000	3,035,633
0.10%, 7/15/2017	JPY	190,000,000	1,696,840
0.10%, 8/15/2017	JPY	215,000,000	1,920,529
0.10%, 10/15/2017	JPY	450,000,000	4,021,994
0.10%, 11/15/2017	JPY	400,000,000	3,576,173
0.10%, 12/15/2017	JPY	80,000,000	715,498
0.10%, 1/15/2018	JPY	110,000,000	984,064
Government of Japan 20 Year Bond:
0.40%, 3/20/2036	JPY	300,000,000	2,648,712
1.00%, 12/20/2035	JPY	150,000,000	1,477,446
1.20%, 12/20/2034	JPY	250,000,000	2,552,872
1.20%, 3/20/2035	JPY	205,000,000	2,091,111
1.20%, 9/20/2035	JPY	150,000,000	1,527,439
1.30%, 6/20/2035	JPY	350,000,000	3,624,530
1.40%, 9/20/2034	JPY	100,000,000	1,053,303
1.50%, 3/20/2033	JPY	300,000,000	3,207,047
1.50%, 3/20/2034	JPY	300,000,000	3,208,194
1.50%, 6/20/2034	JPY	300,000,000	3,207,607
1.60%, 3/20/2032	JPY	180,000,000	1,946,905
1.60%, 12/20/2033	JPY	300,000,000	3,253,623
1.70%, 9/20/2032	JPY	300,000,000	3,294,461
1.70%, 12/20/2032	JPY	400,000,000	4,392,046
1.70%, 9/20/2033	JPY	400,000,000	4,401,406
1.80%, 9/20/2030	JPY	251,350,000	2,767,097
1.80%, 9/20/2031	JPY	260,000,000	2,878,171
1.80%, 12/20/2031	JPY	400,000,000	4,432,795
1.90%, 9/20/2022	JPY	350,000,000	3,537,337
1.90%, 12/20/2023	JPY	335,000,000	3,458,522
1.90%, 3/20/2029	JPY	404,300,000	4,444,368
1.90%, 9/20/2030	JPY	231,000,000	2,571,880
1.90%, 3/20/2031	JPY	55,000,000	614,599
2.00%, 12/20/2024	JPY	375,000,000	3,957,994
2.10%, 9/21/2021	JPY	240,000,000	2,405,509
2.10%, 9/20/2024	JPY	300,000,000	3,176,458
2.10%, 9/20/2025	JPY	470,000,000	5,044,445
2.10%, 9/20/2029	JPY	457,750,000	5,163,153
2.10%, 3/20/2030	JPY	190,000,000	2,154,212
2.20%, 3/20/2031	JPY	400,000,000	4,627,359
2.30%, 6/20/2027	JPY	300,000,000	3,357,881
2.60%, 3/20/2019	JPY	500,000,000	4,820,054
2.90%, 9/20/2019	JPY	400,000,000	3,943,414
Government of Japan 30 Year Bond:
0.80%, 3/20/2046	JPY	200,000,000	1,901,971
1.40%, 9/20/2045	JPY	100,000,000	1,093,456
1.40%, 12/20/2045	JPY	205,000,000	2,244,850
1.70%, 6/20/2033	JPY	310,000,000	3,404,884
1.70%, 3/20/2044	JPY	325,000,000	3,756,809
1.70%, 9/20/2044	JPY	215,000,000	2,494,340
1.80%, 3/20/2043	JPY	200,000,000	2,342,489

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

1.80%, 9/20/2043	JPY	250,000,000	$2,939,054
1.90%, 9/20/2042	JPY	275,000,000	3,269,636
2.00%, 9/20/2040	JPY	272,200,000	3,240,656
2.00%, 3/20/2042	JPY	125,000,000	1,507,663
2.20%, 3/20/2041	JPY	205,550,000	2,540,265
2.30%, 3/20/2039	JPY	170,900,000	2,106,436
2.30%, 3/20/2040	JPY	116,550,000	1,452,253
2.40%, 3/20/2037	JPY	300,000,000	3,689,524
2.50%, 9/20/2034	JPY	270,000,000	3,313,028
2.50%, 9/20/2035	JPY	200,000,000	2,468,135
2.50%, 9/20/2037	JPY	150,000,000	1,878,980
Government of Japan 40 Year Bond:
1.40%, 3/20/2055	JPY	290,000,000	3,270,463
1.70%, 3/20/2054	JPY	260,000,000	3,160,829
1.90%, 3/20/2053	JPY	220,000,000	2,790,679
2.00%, 3/20/2052	JPY	50,000,000	645,932
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	375,000,000	3,353,630
0.10%, 3/20/2018	JPY	440,000,000	3,938,919
0.10%, 6/20/2019	JPY	585,000,000	5,259,301
0.10%, 9/20/2019	JPY	200,000,000	1,799,101
0.10%, 12/20/2019	JPY	500,000,000	4,500,645
0.10%, 3/20/2020	JPY	450,000,000	4,053,103
0.10%, 6/20/2020	JPY	600,000,000	5,407,874
0.10%, 9/20/2020	JPY	540,000,000	4,870,017
0.10%, 12/20/2020	JPY	515,000,000	4,646,295
0.10%, 3/20/2021	JPY	500,000,000	4,512,923
0.20%, 6/20/2017	JPY	520,000,000	4,648,563
0.20%, 9/20/2017	JPY	535,000,000	4,787,559
0.20%, 12/20/2017	JPY	350,000,000	3,135,411
0.20%, 9/20/2018	JPY	525,000,000	4,719,605
0.20%, 12/20/2018	JPY	600,000,000	5,400,187
0.20%, 3/20/2019	JPY	400,000,000	3,604,217
0.20%, 6/20/2019	JPY	500,000,000	4,509,587
0.20%, 9/20/2019	JPY	150,000,000	1,353,984
0.30%, 3/20/2018	JPY	330,000,000	2,965,757
0.30%, 6/20/2018	JPY	300,000,000	2,700,227
0.30%, 9/20/2018	JPY	160,000,000	1,442,085
0.40%, 3/20/2018	JPY	265,000,000	2,386,214
0.40%, 6/20/2018	JPY	200,000,000	1,804,297

			387,477,079

LATVIA — 0.1%
Republic of Latvia:
0.50%, 12/15/2020	EUR	100,000	116,000
2.63%, 1/21/2021	EUR	400,000	510,970
2.88%, 4/30/2024	EUR	300,000	407,469

			1,034,439

LITHUANIA — 0.1%
Lithuania Government International Bond:
1.25%, 10/22/2025	EUR	100,000	120,963
2.13%, 10/29/2026	EUR	200,000	260,102
2.13%, 10/22/2035	EUR	250,000	325,983
3.38%, 1/22/2024	EUR	100,000	141,019
4.85%, 2/7/2018	EUR	350,000	434,899

			1,282,966

LUXEMBOURG — 0.1%
Luxembourg Government Bond:
2.13%, 7/10/2023	EUR	1,070,000	1,419,198
2.25%, 3/21/2022	EUR	200,000	261,484
2.25%, 3/19/2028	EUR	50,000	69,602

			1,750,284

MALAYSIA — 1.7%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	11,850,000	3,045,843
3.65%, 10/31/2019	MYR	9,300,000	2,406,732
3.76%, 3/15/2019	MYR	4,000,000	1,040,113
3.84%, 4/15/2033	MYR	7,300,000	1,754,105
3.89%, 7/31/2020	MYR	6,500,000	1,693,982
3.96%, 9/15/2025	MYR	3,000,000	776,794
4.01%, 9/15/2017	MYR	2,512,000	655,030
4.05%, 9/30/2021	MYR	7,000,000	1,830,394
4.18%, 7/15/2024	MYR	13,700,000	3,585,035
4.94%, 9/30/2043	MYR	2,000,000	529,833
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	12,100,000	3,131,142
3.80%, 8/27/2020	MYR	7,000,000	1,803,707
3.99%, 10/15/2025	MYR	3,000,000	763,726
4.19%, 7/15/2022	MYR	10,000,000	2,608,197
4.44%, 5/22/2024	MYR	9,000,000	2,377,776
4.94%, 12/6/2028	MYR	5,000,000	1,343,505

			29,345,914

MEXICO — 2.1%
Mexican Bonos:
4.75%, 6/14/2018	MXN	46,000,000	2,699,178
5.00%, 6/15/2017	MXN	23,000,000	1,356,844
5.00%, 12/11/2019	MXN	27,500,000	1,599,114
5.75%, 3/5/2026	MXN	9,000,000	517,270
6.50%, 6/10/2021	MXN	50,800,000	3,112,946
6.50%, 6/9/2022	MXN	27,200,000	1,663,371
7.50%, 6/3/2027	MXN	19,650,000	1,272,391
7.75%, 12/14/2017	MXN	43,100,000	2,663,879
7.75%, 5/29/2031	MXN	31,900,000	2,098,787
7.75%, 11/23/2034	MXN	16,200,000	1,066,018
7.75%, 11/13/2042	MXN	33,000,000	2,168,238
8.00%, 6/11/2020	MXN	27,000,000	1,740,367
8.00%, 12/7/2023	MXN	22,000,000	1,460,281
8.50%, 12/13/2018	MXN	60,900,000	3,886,470
8.50%, 5/31/2029	MXN	23,000,000	1,605,760
8.50%, 11/18/2038	MXN	27,000,000	1,907,329
10.00%, 12/5/2024	MXN	58,000,000	4,344,679
10.00%, 11/20/2036	MXN	13,700,000	1,103,788

			36,266,710

NETHERLANDS — 4.6%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a).	EUR	2,850,000	3,276,818
0.25%, 1/15/2020	EUR	3,300,000	3,849,280
0.25%, 7/15/2025 (a)	EUR	3,775,000	4,305,675
0.50%, 4/15/2017 (a)	EUR	2,550,000	2,935,302
1.25%, 1/15/2018 (a)	EUR	2,925,000	3,436,164
1.25%, 1/15/2019 (a)	EUR	3,125,000	3,729,179

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

1.75%, 7/15/2023 (a)	EUR	2,900,000	$3,728,986
2.00%, 7/15/2024 (a)	EUR	3,100,000	4,086,872
2.25%, 7/15/2022 (a)	EUR	3,125,000	4,098,066
2.50%, 1/15/2033 (a)	EUR	2,350,000	3,438,705
2.75%, 1/15/2047 (a)	EUR	2,000,000	3,370,216
3.25%, 7/15/2021 (a)	EUR	3,550,000	4,796,276
3.50%, 7/15/2020 (a)	EUR	3,100,000	4,116,589
3.75%, 1/15/2023	EUR	2,000,000	2,875,027
3.75%, 1/15/2042 (a)	EUR	3,050,000	5,787,812
4.00%, 7/15/2018 (a)	EUR	2,750,000	3,453,514
4.00%, 7/15/2019 (a)	EUR	3,125,000	4,079,462
4.00%, 1/15/2037 (a)	EUR	2,700,000	4,976,277
4.50%, 7/15/2017 (a)	EUR	2,500,000	3,031,367
5.50%, 1/15/2028	EUR	2,230,000	4,021,333

			77,392,920

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	1,575,000	1,127,720
3.50%, 4/14/2033	NZD	550,000	392,505
4.50%, 4/15/2027	NZD	1,400,000	1,112,987
5.00%, 3/15/2019	NZD	2,600,000	1,956,358
5.50%, 4/15/2023	NZD	2,125,000	1,754,918
6.00%, 12/15/2017	NZD	2,600,000	1,925,926
6.00%, 5/15/2021	NZD	2,700,000	2,207,885

			10,478,299

NORWAY — 0.6%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	3,045,000	377,862
1.75%, 3/13/2025 (a)	NOK	8,025,000	1,023,882
2.00%, 5/24/2023 (a)	NOK	12,325,000	1,603,945
3.00%, 3/14/2024 (a)	NOK	10,700,000	1,490,270
3.75%, 5/25/2021 (a)	NOK	17,700,000	2,469,494
4.25%, 5/19/2017 (a)	NOK	15,000,000	1,890,766
4.50%, 5/22/2019 (a)	NOK	14,900,000	2,028,940

			10,885,159

POLAND — 1.3%
Poland Government Bond:
Zero Coupon, 7/25/2017	PLN	3,700,000	976,168
Zero Coupon, 10/25/2018	PLN	2,500,000	645,907
1.50%, 4/25/2020	PLN	7,475,000	1,975,000
2.00%, 4/25/2021	PLN	6,025,000	1,606,068
2.50%, 7/25/2018	PLN	6,175,000	1,695,931
2.50%, 7/25/2026	PLN	2,600,000	677,693
3.25%, 7/25/2019	PLN	5,200,000	1,468,884
3.25%, 7/25/2025	PLN	6,550,000	1,835,459
3.75%, 4/25/2018	PLN	4,700,000	1,321,137
4.00%, 10/25/2023	PLN	6,150,000	1,818,942
4.75%, 4/25/2017	PLN	3,000,000	834,380
5.25%, 10/25/2017	PLN	5,000,000	1,422,960
5.25%, 10/25/2020	PLN	4,200,000	1,289,825
5.50%, 10/25/2019	PLN	4,200,000	1,276,746
5.75%, 10/25/2021	PLN	3,550,000	1,130,460
5.75%, 9/23/2022	PLN	5,000,000	1,616,862
5.75%, 4/25/2029	PLN	2,000,000	682,985

			22,275,407

SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	1,725,000	1,273,139
1.38%, 10/1/2017	SGD	1,125,000	843,374
1.63%, 10/1/2019	SGD	2,375,000	1,801,092
2.00%, 7/1/2020	SGD	650,000	499,592
2.25%, 6/1/2021	SGD	2,300,000	1,774,037
2.38%, 4/1/2017	SGD	1,650,000	1,245,158
2.38%, 6/1/2025	SGD	1,500,000	1,163,965
2.50%, 6/1/2019	SGD	450,000	350,048
2.75%, 7/1/2023	SGD	2,120,000	1,679,816
2.75%, 4/1/2042	SGD	1,200,000	947,275
2.88%, 7/1/2029	SGD	700,000	563,493
2.88%, 9/1/2030	SGD	500,000	399,974
3.00%, 9/1/2024	SGD	2,000,000	1,620,377
3.13%, 9/1/2022	SGD	200,000	161,889
3.38%, 9/1/2033	SGD	900,000	766,303
3.50%, 3/1/2027	SGD	300,000	255,198

			15,344,730

SLOVAKIA — 0.5%
Slovakia Government Bond:
1.38%, 1/21/2027	EUR	575,000	697,551
1.50%, 11/28/2018	EUR	1,150,000	1,365,523
3.00%, 2/28/2023	EUR	1,050,000	1,435,391
3.38%, 11/15/2024	EUR	200,000	286,246
3.63%, 1/16/2029	EUR	800,000	1,201,006
4.00%, 4/27/2020	EUR	1,000,000	1,331,588
4.35%, 10/14/2025	EUR	750,000	1,168,289
Slovakia Government International Bond 4.38%, 5/15/2017	EUR	100,000	119,770

			7,605,364

SLOVENIA — 0.3%
Slovenia Government Bond:
1.50%, 3/25/2035	EUR	200,000	203,957
1.75%, 10/9/2017	EUR	950,000	1,112,201
2.13%, 7/28/2025	EUR	700,000	859,476
2.25%, 3/25/2022	EUR	450,000	560,403
2.25%, 3/3/2032	EUR	500,000	580,581
3.00%, 4/8/2021	EUR	525,000	674,414
3.13%, 8/7/2045	EUR	150,000	191,872
4.13%, 1/26/2020	EUR	200,000	261,274
4.38%, 1/18/2021	EUR	300,000	406,817
5.13%, 3/30/2026	EUR	100,000	153,906

			5,004,901

SOUTH AFRICA — 0.9%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	20,000,000	946,414
6.50%, 2/28/2041	ZAR	19,000,000	894,181
6.75%, 3/31/2021	ZAR	14,000,000	877,884
6.75%, 3/31/2021	ZAR	1,500,000	94,059
7.00%, 2/28/2031	ZAR	24,000,000	1,299,822
7.25%, 1/15/2020	ZAR	15,500,000	1,009,212
7.75%, 2/28/2023	ZAR	16,000,000	1,019,451
8.00%, 12/21/2018	ZAR	14,000,000	941,640
8.00%, 1/31/2030	ZAR	22,000,000	1,322,318
8.25%, 9/15/2017	ZAR	13,750,000	937,324

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

8.25%, 3/31/2032	ZAR	15,000,000	$901,754
8.50%, 1/31/2037	ZAR	18,600,000	1,117,606
8.75%, 1/31/2044	ZAR	12,500,000	757,088
8.75%, 2/28/2048	ZAR	23,000,000	1,388,663
8.88%, 2/28/2035	ZAR	8,000,000	501,387
9.00%, 1/31/2040	ZAR	6,650,000	414,402
10.50%, 12/21/2026	ZAR	18,000,000	1,337,138

			15,760,343

SOUTH KOREA — 4.6%
Korea Monetary Stabilization Bond 1.69%, 6/2/2017	KRW	8,000,000,000	7,012,571
Korea Treasury Bond:
1.75%, 12/10/2018	KRW	3,000,000,000	2,644,252
2.00%, 12/10/2017	KRW	7,950,000,000	7,012,629
2.00%, 3/10/2020	KRW	3,200,000,000	2,848,473
2.00%, 9/10/2020	KRW	5,150,000,000	4,589,593
2.25%, 6/10/2025	KRW	4,000,000,000	3,632,900
2.25%, 12/10/2025	KRW	2,200,000,000	2,001,531
2.75%, 9/10/2019	KRW	3,635,000,000	3,310,831
2.75%, 12/10/2044	KRW	1,650,000,000	1,707,055
3.00%, 9/10/2024	KRW	4,600,000,000	4,405,960
3.00%, 12/10/2042	KRW	4,250,000,000	4,558,500
3.13%, 3/10/2019	KRW	7,450,000,000	6,820,756
3.25%, 9/10/2018	KRW	8,000,000,000	7,291,053
3.50%, 3/10/2024	KRW	12,500,000,000	12,338,416
3.75%, 12/10/2033	KRW	6,175,000,000	6,910,806
4.00%, 12/10/2031	KRW	1,000,000,000	1,124,843

			78,210,169

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	1,615,000	1,848,840
0.25%, 1/31/2019	EUR	500,000	572,046
0.50%, 10/31/2017	EUR	1,850,000	2,124,979
1.15%, 7/30/2020	EUR	1,675,000	1,974,713
1.40%, 1/31/2020	EUR	2,025,000	2,407,850
1.60%, 4/30/2025 (a)	EUR	2,000,000	2,339,041
1.95%, 4/30/2026 (a)	EUR	1,250,000	1,491,212
1.95%, 7/30/2030 (a)	EUR	1,250,000	1,434,951
2.10%, 4/30/2017	EUR	1,800,000	2,098,504
2.15%, 10/31/2025 (a)	EUR	1,450,000	1,766,342
2.75%, 4/30/2019	EUR	2,450,000	3,014,273
2.75%, 10/31/2024 (a)	EUR	2,450,000	3,127,820
3.75%, 10/31/2018	EUR	1,900,000	2,371,831
3.80%, 4/30/2024 (a)	EUR	2,050,000	2,803,969
4.00%, 4/30/2020 (a)	EUR	1,750,000	2,292,344
4.10%, 7/30/2018 (a)	EUR	1,600,000	1,995,171
4.20%, 1/31/2037 (a)	EUR	1,400,000	2,079,199
4.30%, 10/31/2019 (a)	EUR	1,750,000	2,284,471
4.40%, 10/31/2023 (a)	EUR	1,800,000	2,552,397
4.50%, 1/31/2018	EUR	1,700,000	2,096,089
4.60%, 7/30/2019 (a)	EUR	1,775,000	2,318,623
4.65%, 7/30/2025 (a)	EUR	1,700,000	2,496,500
4.70%, 7/30/2041 (a)	EUR	1,200,000	1,926,870
4.80%, 1/31/2024 (a)	EUR	1,300,000	1,893,575
4.85%, 10/31/2020 (a)	EUR	1,400,000	1,918,612
4.90%, 7/30/2040 (a)	EUR	1,300,000	2,132,216
5.15%, 10/31/2028 (a)	EUR	1,350,000	2,121,167
5.15%, 10/31/2044 (a)	EUR	1,050,000	1,815,229

5.40%, 1/31/2023 (a)	EUR	2,000,000	2,964,290
5.50%, 7/30/2017 (a)	EUR	1,600,000	1,956,661
5.50%, 4/30/2021 (a)	EUR	2,250,000	3,211,406
5.75%, 7/30/2032	EUR	1,650,000	2,857,752
5.85%, 1/31/2022 (a)	EUR	1,975,000	2,925,553
5.90%, 7/30/2026 (a)	EUR	1,175,000	1,903,081
6.00%, 1/31/2029	EUR	1,500,000	2,534,872

			77,652,449

SWEDEN — 1.1%
Kingdom of Sweden:
1.00%, 11/12/2026	SEK	9,950,000	1,249,211
1.50%, 11/13/2023	SEK	16,800,000	2,248,365
2.25%, 6/1/2032	SEK	2,800,000	390,611
2.50%, 5/12/2025	SEK	14,025,000	2,032,723
3.50%, 6/1/2022	SEK	18,850,000	2,799,102
3.50%, 3/30/2039	SEK	10,000,000	1,676,761
3.75%, 8/12/2017	SEK	14,750,000	1,928,688
4.25%, 3/12/2019	SEK	21,325,000	2,997,111
5.00%, 12/1/2020	SEK	20,350,000	3,110,927

			18,433,499

SWITZERLAND — 1.3%
Switzerland Government Bond:
0.50%, 5/27/2030	CHF	500,000	568,684
1.25%, 6/11/2024	CHF	1,000,000	1,197,306
1.25%, 5/28/2026	CHF	650,000	790,127
1.25%, 6/27/2037	CHF	1,075,000	1,397,562
1.50%, 7/24/2025	CHF	1,750,000	2,158,148
1.50%, 4/30/2042	CHF	1,400,000	1,963,348
2.00%, 4/28/2021	CHF	800,000	955,589
2.00%, 5/25/2022	CHF	1,540,000	1,879,229
2.00%, 6/25/2064	CHF	300,000	548,718
2.25%, 7/6/2020	CHF	775,000	917,634
2.25%, 6/22/2031	CHF	600,000	849,893
2.50%, 3/8/2036	CHF	1,065,000	1,651,020
3.00%, 1/8/2018	CHF	1,425,000	1,590,393
3.00%, 5/12/2019	CHF	2,400,000	2,812,635
3.25%, 6/27/2027	CHF	400,000	585,684
3.50%, 4/8/2033	CHF	850,000	1,421,918
4.25%, 6/5/2017	CHF	500,000	553,281

			21,841,169

THAILAND — 1.5%
Thailand Government Bond:
2.80%, 10/10/2017	THB	14,600,000	423,765
3.25%, 6/16/2017	THB	98,750,000	2,873,749
3.63%, 6/16/2023	THB	155,000,000	5,009,439
3.65%, 12/17/2021	THB	60,500,000	1,921,757
3.88%, 6/13/2019	THB	130,000,000	3,982,822
4.26%, 12/12/2037	THB	32,500,000	1,211,235
4.68%, 6/29/2044	THB	111,000,000	4,344,035
4.88%, 6/22/2029	THB	141,500,000	5,380,881

			25,147,683

TURKEY — 1.0%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	2,400,000	803,566
7.10%, 3/8/2023	TRY	5,350,000	1,653,052
7.40%, 2/5/2020	TRY	3,000,000	990,340
8.00%, 3/12/2025	TRY	3,150,000	1,004,897

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

8.30%, 6/20/2018	TRY	2,400,000	$829,350
8.50%, 7/10/2019	TRY	4,500,000	1,548,638
8.50%, 9/14/2022	TRY	1,750,000	585,622
8.80%, 11/14/2018	TRY	5,450,000	1,897,348
8.80%, 9/27/2023	TRY	3,800,000	1,284,796
9.00%, 7/24/2024	TRY	3,000,000	1,021,771
9.40%, 7/8/2020	TRY	3,400,000	1,199,062
9.50%, 1/12/2022	TRY	500,000	175,977
9.60%, 6/14/2017	TRY	2,200,000	779,380
10.40%, 3/27/2019	TRY	2,975,000	1,076,915
10.40%, 3/20/2024	TRY	2,650,000	975,974
10.50%, 1/15/2020	TRY	1,250,000	456,814
10.70%, 2/17/2021	TRY	650,000	240,255

			16,523,757

UNITED KINGDOM — 7.6%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	2,200,000	3,189,058
1.25%, 7/22/2018	GBP	2,500,000	3,659,283
1.50%, 1/22/2021	GBP	975,000	1,444,963
1.50%, 7/22/2026	GBP	700,000	1,001,591
1.75%, 7/22/2019	GBP	2,300,000	3,428,547
1.75%, 9/7/2022	GBP	1,825,000	2,740,389
2.00%, 7/22/2020	GBP	2,225,000	3,366,987
2.00%, 9/7/2025	GBP	2,000,000	3,024,367
2.25%, 9/7/2023	GBP	1,700,000	2,628,244
2.50%, 7/22/2065	GBP	775,000	1,238,771
2.75%, 9/7/2024	GBP	1,700,000	2,721,998
3.25%, 1/22/2044	GBP	1,700,000	2,925,465
3.50%, 1/22/2045	GBP	1,750,000	3,158,582
3.50%, 7/22/2068	GBP	1,450,000	2,981,529
3.75%, 9/7/2019	GBP	1,900,000	3,031,020
3.75%, 9/7/2020	GBP	2,075,000	3,382,167
3.75%, 9/7/2021	GBP	2,250,000	3,728,605
3.75%, 7/22/2052	GBP	1,500,000	3,001,927
4.00%, 3/7/2022	GBP	2,800,000	4,745,229
4.00%, 1/22/2060	GBP	1,800,000	3,978,317
4.25%, 12/7/2027	GBP	2,000,000	3,685,892
4.25%, 6/7/2032	GBP	2,550,000	4,825,340
4.25%, 3/7/2036	GBP	2,100,000	4,050,463
4.25%, 9/7/2039	GBP	1,450,000	2,852,347
4.25%, 12/7/2040	GBP	1,700,000	3,374,251

4.25%, 12/7/2046	GBP	1,550,000	3,211,925
4.25%, 12/7/2049	GBP	1,500,000	3,200,014
4.25%, 12/7/2055	GBP	1,500,000	3,376,470
4.50%, 3/7/2019	GBP	2,500,000	4,021,123
4.50%, 9/7/2034	GBP	2,250,000	4,431,919
4.50%, 12/7/2042	GBP	1,650,000	3,437,071
4.75%, 3/7/2020	GBP	2,390,000	3,987,862
4.75%, 12/7/2030	GBP	2,200,000	4,339,586
4.75%, 12/7/2038	GBP	2,100,000	4,387,393
5.00%, 3/7/2018	GBP	2,350,000	3,684,211
5.00%, 3/7/2025	GBP	2,850,000	5,371,620
6.00%, 12/7/2028	GBP	1,100,000	2,376,135
8.00%, 6/7/2021	GBP	1,600,000	3,136,736
8.75%, 8/25/2017	GBP	1,000,000	1,607,081

			128,734,478

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,699,326,113)			1,671,585,080

		Shares
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $9,953,119)		9,953,119	9,953,119

TOTAL INVESTMENTS — 99.2% (Cost $1,709,279,232)			1,681,538,199
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%.			13,369,068

NET ASSETS — 100.0%			$1,694,907,267

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.1% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD 7,811,935	RUB 540,000,000	04/29/2016	$206,577

				$206,577

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

ZAR — South African Rand

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$65,784,051	$—	$65,784,051
Austria	—	57,549,743	—	57,549,743
Belgium	—	76,885,190	—	76,885,190
Canada	—	73,300,084	—	73,300,084
Chile	—	1,276,065	—	1,276,065
Czech Republic	—	10,586,238	—	10,586,238
Denmark	—	24,415,401	—	24,415,401
Finland	—	23,186,826	—	23,186,826
France	—	114,089,990	—	114,089,990
Germany	—	76,532,814	—	76,532,814
Hong Kong	—	1,828,874	—	1,828,874
Ireland	—	30,335,856	—	30,335,856
Israel	—	12,165,136	—	12,165,136
Italy	—	115,201,093	—	115,201,093
Japan	—	387,477,079	—	387,477,079
Latvia	—	1,034,439	—	1,034,439
Lithuania	—	1,282,966	—	1,282,966
Luxembourg	—	1,750,284	—	1,750,284
Malaysia	—	29,345,914	—	29,345,914
Mexico	—	36,266,710	—	36,266,710
Netherlands	—	77,392,920	—	77,392,920
New Zealand	—	10,478,299	—	10,478,299
Norway	—	10,885,159	—	10,885,159
Poland	—	22,275,407	—	22,275,407
Singapore	—	15,344,730	—	15,344,730
Slovakia	—	7,605,364	—	7,605,364
Slovenia	—	5,004,901	—	5,004,901
South Africa	—	15,760,343	—	15,760,343
South Korea	—	78,210,169	—	78,210,169
Spain	—	77,652,449	—	77,652,449
Sweden	—	18,433,499	—	18,433,499
Switzerland	—	21,841,169	—	21,841,169
Thailand	—	25,147,683	—	25,147,683

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Turkey	$—	$16,523,757	$—	$16,523,757
United Kingdom	—	128,734,478	—	128,734,478
Short-Term Investment	9,953,119	—	—	9,953,119

TOTAL INVESTMENTS	$9,953,119	$1,671,585,080	$—	$1,681,538,199

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	206,577	—	206,577

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$9,953,119	$1,671,791,657	$—	$1,681,744,776

(a)	Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AUSTRALIA — 2.4%
BHP Billiton Finance, Ltd.:
Series 7, 2.13%, 11/29/2018	EUR	200,000	$239,145
Series 9, 2.25%, 9/25/2020	EUR	200,000	244,520
Series MTN, 3.00%, 3/30/2020	AUD	140,000	104,718
Series 11, 3.25%, 9/25/2024	GBP	100,000	145,683
Series MTN, 3.75%, 10/18/2017 .	AUD	100,000	77,324
Series 12, 4.30%, 9/25/2042	GBP	200,000	284,640
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	237,194
4.38%, 2/25/2020	EUR	100,000	132,320
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022 .	EUR	100,000	115,057
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	244,073
2.75%, 8/8/2022	EUR	150,000	191,769
Series GMTN, 4.00%, 7/13/2020 .	EUR	200,000	262,812
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	254,307
3.50%, 9/21/2022	EUR	100,000	133,534
4.25%, 3/23/2020	EUR	100,000	131,983
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	200,000	247,247
Series MTN, 4.50%, 2/25/2019	AUD	200,000	160,285

			3,206,611

BELGIUM — 2.1%
Anheuser-Busch InBev NV:
Series EMTN, 0.80%, 4/20/2023 .	EUR	800,000	915,050
1.50%, 4/18/2030	EUR	1,000,000	1,107,532
2.70%, 3/31/2026	EUR	500,000	642,874
Series EMTN, 6.50%, 6/23/2017 .	GBP	100,000	152,659

			2,818,115

DENMARK — 0.3%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	100,000	122,645
3.38%, 10/13/2017	EUR	200,000	239,161

			361,806

FINLAND — 0.2%
Pohjola Bank Oyj 0.75%, 3/3/2022	EUR	200,000	228,885

FRANCE — 14.8%
Airbus Group Finance B.V. 2.38%, 4/2/2024	EUR	200,000	256,336
Autoroutes du Sud de la France SA
5.63%, 7/4/2022	EUR	200,000	298,480
Banque Federative du Credit Mutuel SA:
1.25%, 1/14/2025	EUR	300,000	347,620
1.63%, 1/11/2018	EUR	200,000	234,106
2.00%, 9/19/2019	EUR	200,000	241,488
2.63%, 2/24/2021	EUR	200,000	250,953
2.63%, 3/18/2024	EUR	300,000	385,204
3.00%, 11/28/2023	EUR	400,000	525,499
3.25%, 8/23/2022	EUR	100,000	131,932
4.13%, 7/20/2020	EUR	300,000	395,465
BNP Paribas SA:
Series EMTN, 1.13%, 1/15/2023 .	EUR	200,000	232,936
2.00%, 1/28/2019	EUR	300,000	359,090

2.25%, 1/13/2021	EUR	300,000	370,471
2.38%, 5/20/2024	EUR	200,000	252,683
2.50%, 8/23/2019	EUR	100,000	122,653
2.88%, 11/27/2017	EUR	150,000	178,988
2.88%, 10/24/2022	EUR	200,000	258,496
2.88%, 9/26/2023	EUR	300,000	390,985
3.75%, 11/25/2020	EUR	200,000	262,783
4.13%, 1/14/2022	EUR	300,000	409,321
4.50%, 3/21/2023	EUR	300,000	426,387
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	191,016
4.25%, 7/22/2020	EUR	200,000	264,943
BPCE SA:
0.75%, 1/22/2020	EUR	100,000	115,623
1.38%, 5/22/2019	EUR	200,000	235,692
2.13%, 3/17/2021	EUR	500,000	613,858
3.75%, 7/21/2017	EUR	200,000	238,865
4.50%, 2/10/2022	EUR	300,000	417,262
Cap Gemini SA:
1.75%, 7/1/2020	EUR	200,000	236,936
2.50%, 7/1/2023	EUR	100,000	123,091
Carrefour SA:
1.75%, 5/22/2019	EUR	100,000	119,664
1.75%, 7/15/2022	EUR	200,000	242,456
1.88%, 12/19/2017	EUR	100,000	117,480
3.88%, 4/25/2021	EUR	150,000	199,957
4.00%, 4/9/2020	EUR	200,000	261,633
Cie de Saint-Gobain 4.75%, 4/11/2017	EUR	200,000	238,780
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	280,279
Credit Agricole SA:
0.88%, 1/19/2022	EUR	200,000	231,443
1.75%, 3/12/2018	EUR	100,000	117,661
1.88%, 10/18/2017	EUR	300,000	351,595
2.38%, 11/27/2020	EUR	300,000	372,242
2.38%, 5/20/2024	EUR	300,000	378,804
3.13%, 7/17/2023	EUR	200,000	264,557
3.13%, 2/5/2026	EUR	200,000	267,907
3.88%, 2/13/2019	EUR	100,000	126,071
5.13%, 4/18/2023	EUR	100,000	147,872
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	100,000	120,901
Danone SA 2.25%, 11/15/2021	EUR	200,000	251,453
Engie SA:
1.38%, 5/19/2020	EUR	200,000	239,296
2.38%, 5/19/2026	EUR	200,000	256,764
5.00%, 10/1/2060	GBP	200,000	383,086
6.38%, 1/18/2021	EUR	150,000	219,852
GDF SUEZ Alliance GIE
Series EMTN, 5.75%, 6/24/2023 .	EUR	150,000	231,393
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	348,077
HSBC France SA:
1.63%, 12/3/2018	EUR	100,000	118,294
1.88%, 1/16/2020	EUR	200,000	240,465
Orange SA:
3.00%, 6/15/2022	EUR	300,000	391,477
3.88%, 4/9/2020	EUR	200,000	260,253

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

3.88%, 1/14/2021	EUR	100,000	$132,585
5.63%, 5/22/2018	EUR	200,000	254,917
8.13%, 1/28/2033	EUR	200,000	400,921
Sanofi:
1.13%, 3/10/2022	EUR	100,000	118,819
1.75%, 9/10/2026	EUR	200,000	245,887
1.88%, 9/4/2020	EUR	200,000	244,641
2.50%, 11/14/2023	EUR	200,000	259,161
Schneider Electric SE 4.00%, 8/11/2017	EUR	150,000	180,058
Societe Generale SA:
2.25%, 1/23/2020	EUR	100,000	122,059
2.38%, 2/28/2018	EUR	200,000	237,909
3.13%, 9/21/2017	EUR	250,000	297,769
4.25%, 7/13/2022	EUR	100,000	138,746
4.75%, 3/2/2021	EUR	300,000	411,144
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	100,000	118,483
2.13%, 9/18/2029	EUR	200,000	249,359
Total Capital International SA 2.50%, 3/25/2026	EUR	200,000	260,340
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	259,219

			19,480,891

GERMANY — 11.1%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	300,000	401,560
Series 62, 4.50%, 3/13/2043	GBP	100,000	166,195
4.75%, 7/22/2019	EUR	200,000	263,178
BASF SE:
1.50%, 10/1/2018	EUR	200,000	236,117
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	249,052
BMW Finance NV:
0.50%, 9/5/2018	EUR	200,000	230,466
3.25%, 1/14/2019	EUR	200,000	248,041
3.38%, 12/14/2018	GBP	100,000	151,048
3.63%, 1/29/2018	EUR	100,000	121,363
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	100,000	114,675
1.00%, 7/18/2017	EUR	300,000	346,002
1.13%, 9/18/2021	EUR	300,000	354,514
Commerzbank AG:
0.50%, 4/3/2018	EUR	200,000	229,467
Series 796, 3.63%, 7/10/2017	EUR	200,000	238,068
4.00%, 9/16/2020	EUR	150,000	196,565
Daimler AG:
0.63%, 3/5/2020	EUR	300,000	346,346
Series EMTN, 0.88%, 1/12/2021 .	EUR	200,000	232,594
1.40%, 1/12/2024	EUR	300,000	357,337
1.50%, 11/19/2018	EUR	200,000	236,348
Deutsche Bank AG:
1.13%, 3/17/2025	EUR	400,000	430,306
1.25%, 9/8/2021	EUR	400,000	453,455
2.38%, 1/11/2023	EUR	900,000	1,085,251
5.13%, 8/31/2017	EUR	200,000	242,608
Deutsche Telekom International Finance B.V.:
2.13%, 1/18/2021	EUR	100,000	124,090
4.25%, 7/13/2022	EUR	550,000	765,071

6.50%, 4/8/2022	GBP	200,000	356,720
E.ON International Finance B.V.:
5.50%, 10/2/2017	EUR	200,000	246,214
5.75%, 5/7/2020	EUR	200,000	276,341
5.88%, 10/30/2037	GBP	100,000	167,985
6.00%, 10/30/2019	GBP	100,000	161,605
6.38%, 6/7/2032	GBP	150,000	263,557
6.75%, 1/27/2039	GBP	150,000	276,022
Linde AG 1.75%, 9/17/2020	EUR	100,000	122,097
Linde Finance B.V. 4.75%, 4/24/2017	EUR	200,000	239,418
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	332,641
RWE Finance B.V.:
6.13%, 7/6/2039	GBP	200,000	305,845
6.25%, 6/3/2030	GBP	50,000	79,226
6.50%, 8/10/2021	EUR	200,000	291,088
6.63%, 1/31/2019	EUR	100,000	133,126
SAP SE:
1.13%, 2/20/2023	EUR	100,000	119,428
1.75%, 2/22/2027	EUR	200,000	242,915
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	240,808
1.75%, 3/12/2021	EUR	150,000	183,995
2.88%, 3/10/2028	EUR	100,000	135,635
5.63%, 6/11/2018	EUR	300,000	384,375
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	200,000	219,818
1.63%, 1/16/2030	EUR	100,000	104,872
1.88%, 5/15/2017	EUR	200,000	231,859
2.00%, 1/14/2020	EUR	100,000	118,841
2.00%, 3/26/2021	EUR	200,000	238,013
3.25%, 1/21/2019	EUR	200,000	244,112
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	241,056
2.63%, 1/15/2024	EUR	200,000	243,677
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	200,000	235,304
2.25%, 12/15/2023	EUR	200,000	243,518

			14,499,828

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. Series A, 2.50%, 6/6/2017	EUR	200,000	233,859
Hutchison Whampoa Finance 14, Ltd.
1.38%, 10/31/2021	EUR	200,000	231,450

			465,309

INDIA — 0.1%
Bharti Airtel International Netherlands B.V. Series ., 4.00%, 12/10/2018	EUR	100,000	122,155

ISRAEL — 0.4%
Teva Pharmaceutical Finance IV B.V.
2.88%, 4/15/2019	EUR	200,000	242,410

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

Teva Pharmaceutical Finance Netherlands II B.V. 1.25%, 3/31/2023	EUR	200,000	$222,815

			465,225

ITALY — 7.4%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	200,000	247,307
5.13%, 9/16/2024	EUR	200,000	294,302
Atlantia SpA 5.88%, 6/9/2024	EUR	200,000	316,064
Enel Finance International NV:
1.97%, 1/27/2025	EUR	234,000	288,047
4.88%, 4/17/2023	EUR	200,000	291,821
5.00%, 9/14/2022	EUR	350,000	507,942
5.63%, 8/14/2024	GBP	150,000	257,047
5.75%, 9/14/2040	GBP	200,000	354,053
Eni SpA:
1.50%, 2/2/2026	EUR	200,000	231,774
3.25%, 7/10/2023	EUR	200,000	263,889
3.50%, 1/29/2018	EUR	150,000	181,569
3.63%, 1/29/2029	EUR	200,000	274,892
3.75%, 9/12/2025	EUR	150,000	207,755
4.00%, 6/29/2020	EUR	200,000	261,334
4.13%, 9/16/2019	EUR	200,000	257,906
4.25%, 2/3/2020	EUR	100,000	130,475
4.75%, 11/14/2017	EUR	200,000	244,942
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	200,000	230,702
1.13%, 3/4/2022	EUR	115,000	130,401
2.00%, 6/18/2021	EUR	300,000	358,429
4.00%, 11/9/2017	EUR	200,000	241,367
4.00%, 10/30/2023	EUR	200,000	269,099
Series GMTN, 4.00%, 11/8/2018 .	EUR	300,000	373,181
4.13%, 4/14/2020	EUR	100,000	128,999
4.38%, 10/15/2019	EUR	300,000	385,687
Series GMTN, 4.75%, 6/15/2017 .	EUR	250,000	300,437
Mediobanca SpA 0.88%, 11/14/2017	EUR	200,000	229,559
Snam SpA:
3.50%, 2/13/2020	EUR	200,000	255,350
3.88%, 3/19/2018	EUR	100,000	122,295
5.25%, 9/19/2022	EUR	200,000	293,855
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	200,000	232,024
4.75%, 3/15/2021	EUR	150,000	206,783
UniCredit SpA:
1.50%, 6/19/2019	EUR	200,000	233,730
3.25%, 1/14/2021	EUR	300,000	374,127
3.38%, 1/11/2018	EUR	200,000	240,123
3.63%, 1/24/2019	EUR	200,000	246,398
Unione di Banche Italiane SpA 2.88%, 2/18/2019	EUR	200,000	241,897

			9,705,562

JAPAN — 0.7%
Panasonic Corp. Series 12, 0.39%, 3/19/2020	JPY	100,000,000	896,233

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	250,455

3.75%, 6/28/2017	EUR	150,000	178,491
4.13%, 10/25/2019	EUR	100,000	127,322
4.38%, 8/7/2041	GBP	100,000	143,460

			699,728

NETHERLANDS — 8.3%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	243,000	276,111
2.13%, 11/26/2020	EUR	100,000	122,876
2.50%, 11/29/2023	EUR	100,000	127,786
3.63%, 10/6/2017	EUR	300,000	360,464
4.13%, 3/28/2022	EUR	150,000	205,739
4.75%, 1/11/2019	EUR	200,000	256,625
Cooperatieve Rabobank UA:
Series GMTN, 1.38%, 2/3/2027	EUR	600,000	694,071
1.75%, 1/22/2019	EUR	300,000	358,064
2.38%, 5/22/2023	EUR	200,000	252,627
Series EMTN, 3.38%, 4/21/2017 .	EUR	200,000	236,036
Series EMTN, 3.50%, 10/17/2018	EUR	200,000	247,871
Series GMTN, 4.00%, 1/11/2022 .	EUR	200,000	271,105
4.13%, 7/14/2025	EUR	550,000	795,820
Series EMTN, 4.13%, 1/12/2021 .	EUR	400,000	533,800
Series GMTN, 4.13%, 1/14/2020 .	EUR	300,000	390,467
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	272,227
Series EMTN, 4.75%, 1/15/2018 .	EUR	500,000	617,603
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	708,361
Heineken NV 2.13%, 8/4/2020	EUR	200,000	245,256
ING Bank NV:
0.70%, 4/16/2020	EUR	500,000	575,000
1.25%, 12/13/2019	EUR	200,000	235,460
1.88%, 2/27/2018	EUR	200,000	235,690
4.50%, 2/21/2022	EUR	200,000	277,492
ING Groep NV 4.75%, 5/31/2017	EUR	300,000	360,561
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029 .	GBP	150,000	261,910
Shell International Finance B.V.:
1.00%, 4/6/2022	EUR	100,000	117,429
1.25%, 3/15/2022	EUR	300,000	357,028
1.63%, 3/24/2021	EUR	200,000	242,247
1.63%, 1/20/2027	EUR	200,000	235,825
1.88%, 9/15/2025	EUR	100,000	122,309
2.50%, 3/24/2026	EUR	200,000	257,016
4.38%, 5/14/2018	EUR	300,000	373,680
4.63%, 5/22/2017	EUR	250,000	299,951

			10,924,507

NORWAY — 0.7%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	50,000	65,310
4.25%, 1/18/2022	EUR	200,000	274,867
4.38%, 2/24/2021	EUR	400,000	540,748

			880,925

PORTUGAL — 0.2%
EDP Finance B.V. 2.63%, 1/18/2022	EUR	200,000	238,189

SPAIN — 4.6%
BBVA Senior Finance SAU:
Series GMTN, 2.38%, 1/22/2019 .	EUR	200,000	241,270
Series GMTN, 3.75%, 1/17/2018 .	EUR	300,000	363,882

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

CaixaBank SA:
2.50%, 4/18/2017	EUR	200,000	$233,397
Series MTN, 3.13%, 5/14/2018	EUR	100,000	120,681
Criteria Caixa SA:
1.63%, 4/21/2022	EUR	200,000	220,066
2.38%, 5/9/2019	EUR	100,000	118,602
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	150,000	196,967
Iberdrola International B.V. 3.50%, 2/1/2021	EUR	200,000	261,586
Repsol International Finance B.V.:
2.63%, 5/28/2020	EUR	200,000	239,024
3.63%, 10/7/2021	EUR	200,000	249,825
4.88%, 2/19/2019	EUR	100,000	126,731
Santander Consumer Finance SA:
0.90%, 2/18/2020	EUR	200,000	227,983
1.10%, 7/30/2018	EUR	200,000	231,337
Series EMTN, 1.50%, 11/12/2020	EUR	100,000	116,584
Santander International Debt SAU:
1.38%, 12/14/2022	EUR	200,000	232,768
4.00%, 1/24/2020	EUR	300,000	385,600
4.13%, 10/4/2017	EUR	150,000	181,206
Telefonica Emisiones SAU:
1.48%, 9/14/2021	EUR	200,000	236,886
2.24%, 5/27/2022	EUR	300,000	370,132
Series GMTN, 3.66%, 9/18/2017 .	EUR	100,000	119,841
Series GMTN, 3.96%, 3/26/2021 .	EUR	100,000	132,025
Series GMTN, 3.99%, 1/23/2023 .	EUR	100,000	136,507
4.69%, 11/11/2019	EUR	300,000	394,558
4.71%, 1/20/2020	EUR	200,000	264,805
4.80%, 2/21/2018	EUR	200,000	247,763
5.38%, 2/2/2018	GBP	100,000	152,732
5.60%, 3/12/2020	GBP	100,000	160,648
5.81%, 9/5/2017	EUR	100,000	123,172

			6,086,578

SWEDEN — 3.1%
Nordea Bank AB:
1.13%, 2/12/2025	EUR	100,000	116,092
1.38%, 4/12/2018	EUR	300,000	351,003
2.00%, 2/17/2021	EUR	300,000	368,877
2.25%, 10/5/2017	EUR	200,000	235,550
3.25%, 7/5/2022	EUR	200,000	264,631
4.00%, 7/11/2019	EUR	200,000	256,183
4.00%, 6/29/2020	EUR	250,000	329,581
Skandinaviska Enskilda Banken AB:
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	240,767
2.00%, 2/19/2021	EUR	300,000	366,857
Svenska Handelsbanken AB:
2.25%, 6/14/2018	EUR	200,000	238,626
2.25%, 8/27/2020	EUR	200,000	246,585
2.63%, 8/23/2022	EUR	200,000	256,973
3.38%, 7/17/2017	EUR	100,000	118,868
4.38%, 10/20/2021	EUR	400,000	551,730
Volvo Treasury AB 5.00%, 5/31/2017	EUR	150,000	180,570

			4,122,893

SWITZERLAND — 4.4%
ABB Finance B.V. 2.63%, 3/26/2019	EUR	200,000	244,006
Credit Suisse AG:
0.50%, 3/29/2018	EUR	200,000	229,038
0.63%, 11/20/2018	EUR	300,000	345,088
1.38%, 11/29/2019	EUR	300,000	353,516
1.38%, 1/31/2022	EUR	200,000	235,006
4.75%, 8/5/2019	EUR	450,000	586,456
5.13%, 9/18/2017	EUR	400,000	488,785
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	150,000	155,694
1.25%, 4/14/2022	EUR	355,000	383,678
Glencore Finance Dubai, Ltd.
2.63%, 11/19/2018	EUR	200,000	221,413
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	200,000	194,008
VRN, 4.63%, 4/3/2018	EUR	200,000	232,126
Roche Finance Europe B.V.:
0.88%, 2/25/2025	EUR	200,000	234,275
2.00%, 6/25/2018	EUR	200,000	238,272
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	100,000	149,382
UBS AG:
0.50%, 5/15/2018	EUR	100,000	114,883
1.13%, 6/30/2020	EUR	435,000	513,418
1.25%, 9/3/2021	EUR	300,000	355,569
6.00%, 4/18/2018	EUR	200,000	255,175
6.63%, 4/11/2018	GBP	150,000	238,568

			5,768,356

UNITED KINGDOM — 12.3%
Abbey National Treasury Services PLC:
1.13%, 1/14/2022	EUR	300,000	339,966
1.13%, 3/10/2025	EUR	200,000	217,843
1.75%, 1/15/2018	EUR	200,000	233,648
1.88%, 2/17/2020	GBP	100,000	142,899
2.00%, 1/14/2019	EUR	100,000	118,345
Barclays Bank PLC 4.88%, 8/13/2019	EUR	200,000	264,798
Barclays PLC 1.50%, 4/1/2022	EUR	200,000	222,904
BAT International Finance PLC 5.38%, 6/29/2017	EUR	200,000	242,978
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	244,755
5.00%, 11/4/2036	GBP	100,000	170,392
5.13%, 12/1/2025	GBP	150,000	254,930
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	200,000	229,928
1.53%, 9/26/2022	EUR	200,000	236,845
1.57%, 2/16/2027	EUR	200,000	228,629
2.18%, 9/28/2021	EUR	200,000	245,309
2.97%, 2/27/2026	EUR	200,000	260,375
2.99%, 2/18/2019	EUR	100,000	122,937
3.83%, 10/6/2017	EUR	100,000	120,341
4.33%, 12/10/2018	GBP	100,000	153,846
British Telecommunications PLC 1.13%, 6/10/2019	EUR	700,000	818,859

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

Centrica PLC:
4.38%, 3/13/2029	GBP	100,000	$156,554
7.00%, 9/19/2033	GBP	100,000	199,937
Diageo Finance PLC 1.13%, 5/20/2019	EUR	200,000	235,173
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	200,000	232,507
1.38%, 12/2/2024	EUR	100,000	119,553
4.25%, 12/18/2045	GBP	200,000	323,340
5.25%, 12/19/2033	GBP	200,000	367,083
5.25%, 4/10/2042	GBP	150,000	278,262
5.63%, 12/13/2017	EUR	100,000	124,861
6.38%, 3/9/2039	GBP	100,000	207,977
Heathrow Funding, Ltd.:
Series 0000, 4.63%, 10/31/2046	GBP	100,000	166,721
5.23%, 2/15/2023	GBP	100,000	167,349
5.88%, 5/13/2043	GBP	100,000	193,960
6.45%, 12/10/2031	GBP	150,000	298,213
6.75%, 12/3/2028	GBP	100,000	194,005
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	200,000	239,058
3.88%, 10/24/2018	EUR	200,000	249,695
4.00%, 1/15/2021	EUR	500,000	665,900
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021 .	EUR	200,000	244,219
Series EMTN, 9.00%, 2/17/2022 .	GBP	150,000	289,360
Lloyds Bank PLC:
Series EMTN, 0.63%, 4/20/2020 .	EUR	100,000	114,159
1.00%, 11/19/2021	EUR	200,000	228,658
1.25%, 1/13/2025	EUR	300,000	343,455
1.88%, 10/10/2018	EUR	200,000	237,187
5.38%, 9/3/2019	EUR	200,000	266,783
6.50%, 9/17/2040	GBP	150,000	310,852
Nationwide Building Society:
1.13%, 6/3/2022	EUR	100,000	114,014
1.25%, 3/3/2025	EUR	200,000	223,010
3.13%, 4/3/2017	EUR	200,000	234,885
5.63%, 9/9/2019	GBP	150,000	243,541
Royal Bank of Scotland Group PLC 1.63%, 6/25/2019	EUR	200,000	231,521
Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	350,000	463,939
5.50%, 3/23/2020	EUR	100,000	135,607
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	150,000	181,086
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	350,207
2.50%, 9/15/2026	EUR	100,000	120,406
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	200,000	233,808
1.63%, 6/13/2021	EUR	200,000	228,332
4.13%, 1/18/2019	EUR	27,000	33,595
4.38%, 1/18/2038	GBP	100,000	143,232
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	200,000	230,669
1.88%, 9/11/2025	EUR	500,000	586,676
4.65%, 1/20/2022	EUR	500,000	685,252
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	166,607

Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	184,207

			16,115,942

UNITED STATES — 24.6%
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	232,502
4.00%, 9/13/2029	GBP	100,000	152,647
Apple, Inc.:
1.00%, 11/10/2022	EUR	300,000	352,966
1.38%, 1/17/2024	EUR	200,000	238,791
1.63%, 11/10/2026	EUR	300,000	357,545
2.00%, 9/17/2027	EUR	200,000	245,158
3.05%, 7/31/2029	GBP	100,000	148,677
Series MTN, 3.70%, 8/28/2022	AUD	200,000	157,605
AT&T, Inc.:
1.30%, 9/5/2023	EUR	200,000	229,774
1.45%, 6/1/2022	EUR	200,000	233,529
1.88%, 12/4/2020	EUR	100,000	120,856
2.40%, 3/15/2024	EUR	200,000	244,093
2.45%, 3/15/2035	EUR	200,000	220,121
2.45%, 3/15/2035	EUR	100,000	110,878
2.50%, 3/15/2023	EUR	200,000	247,782
2.65%, 12/17/2021	EUR	200,000	249,627
3.50%, 12/17/2025	EUR	200,000	266,226
3.55%, 12/17/2032	EUR	300,000	390,577
4.25%, 6/1/2043	GBP	100,000	142,768
4.88%, 6/1/2044	GBP	200,000	312,627
5.88%, 4/28/2017	GBP	50,000	75,305
5.88%, 4/28/2017	GBP	100,000	150,609
7.00%, 4/30/2040	GBP	150,000	301,012
Bank of America Corp.:
1.38%, 9/10/2021	EUR	300,000	348,658
1.63%, 9/14/2022	EUR	200,000	233,591
1.88%, 1/10/2019	EUR	300,000	355,932
2.38%, 6/19/2024	EUR	300,000	365,364
2.50%, 7/27/2020	EUR	150,000	184,100
4.63%, 8/7/2017	EUR	300,000	362,474
4.75%, 4/3/2017	EUR	150,000	178,943
6.13%, 9/15/2021	GBP	100,000	169,847
7.00%, 7/31/2028	GBP	200,000	393,196
7.75%, 4/30/2018	GBP	100,000	160,827
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	200,000	229,088
1.13%, 3/16/2027	EUR	200,000	216,680
1.30%, 3/15/2024	EUR	100,000	116,804
1.63%, 3/16/2035	EUR	200,000	211,284
Citigroup, Inc.:
1.38%, 10/27/2021	EUR	100,000	116,219
1.75%, 1/28/2025	EUR	300,000	345,697
2.13%, 9/10/2026	EUR	300,000	350,384
2.38%, 5/22/2024	EUR	200,000	243,255
5.00%, 8/2/2019	EUR	450,000	589,030
7.38%, 9/4/2019	EUR	100,000	140,447
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	300,000	344,792
1.13%, 3/9/2027	EUR	200,000	228,168
1.63%, 3/9/2035	EUR	300,000	340,661
1.88%, 9/22/2026	EUR	200,000	247,754

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.38%, 9/14/2029	GBP	100,000	$151,829
GE Capital European Funding:
0.80%, 1/21/2022	EUR	100,000	115,285
1.00%, 5/2/2017	EUR	100,000	115,194
1.63%, 3/15/2018	EUR	100,000	117,452
2.25%, 7/20/2020	EUR	200,000	246,664
2.63%, 3/15/2023	EUR	200,000	256,638
2.88%, 6/18/2019	EUR	300,000	371,732
5.38%, 1/16/2018	EUR	100,000	124,775
5.38%, 1/23/2020	EUR	300,000	407,455
6.00%, 1/15/2019	EUR	100,000	132,520
General Electric Co.:
1.25%, 5/26/2023	EUR	200,000	235,252
1.88%, 5/28/2027	EUR	200,000	244,687
Goldman Sachs Group, Inc.:
1.38%, 7/26/2022	EUR	100,000	115,694
2.00%, 7/27/2023	EUR	300,000	352,447
2.13%, 9/30/2024 (a)	EUR	400,000	471,763
2.50%, 10/18/2021	EUR	100,000	122,887
2.63%, 8/19/2020	EUR	100,000	122,686
3.25%, 2/1/2023	EUR	200,000	254,156
4.25%, 1/29/2026	GBP	100,000	156,911
5.13%, 10/23/2019	EUR	200,000	264,183
6.38%, 5/2/2018	EUR	350,000	449,275
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	100,000	114,909
1.30%, 2/22/2023	EUR	200,000	232,236
HSBC Finance Corp.:
4.88%, 5/30/2017	EUR	100,000	120,208
4.88%, 5/30/2017	EUR	100,000	120,208
International Business Machines Corp.:
1.25%, 5/26/2023	EUR	200,000	234,611
Series 001, 1.38%, 11/19/2019	EUR	200,000	237,870
1.88%, 11/6/2020	EUR	200,000	244,156
1.88%, 11/6/2020	EUR	100,000	122,078
2.75%, 12/21/2020	GBP	100,000	151,255
2.88%, 11/7/2025	EUR	100,000	131,662
Johnson & Johnson:
4.75%, 11/6/2019	EUR	150,000	199,768
4.75%, 11/6/2019	EUR	50,000	66,589
JPMorgan Chase & Co.:
1.38%, 9/16/2021	EUR	200,000	234,748
1.50%, 1/27/2025	EUR	100,000	115,798
1.88%, 11/21/2019	EUR	200,000	240,545
2.63%, 4/23/2021	EUR	300,000	373,962
2.75%, 8/24/2022	EUR	200,000	252,700
2.75%, 2/1/2023	EUR	200,000	253,243
3.00%, 2/19/2026	EUR	300,000	390,823
3.88%, 9/23/2020	EUR	300,000	393,027
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	118,275
1.88%, 10/15/2026	EUR	200,000	245,543
Microsoft Corp.:
2.13%, 12/6/2021	EUR	200,000	250,544
3.13%, 12/6/2028	EUR	300,000	416,536

Mondelez International, Inc. 2.38%, 1/26/2021	EUR	200,000	244,217
Morgan Stanley:
Series GMTN, 1.75%, 1/30/2025 .	EUR	400,000	453,319
1.88%, 3/30/2023	EUR	200,000	233,717
Series GMTN, 2.25%, 3/12/2018 .	EUR	300,000	355,354
Series GMTN, 2.38%, 3/31/2021 .	EUR	200,000	242,378
Series GMTN, 5.38%, 8/10/2020 .	EUR	300,000	407,073
Series GMTN, 5.50%, 10/2/2017 .	EUR	300,000	369,294
Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	248,597
Pfizer, Inc.:
5.75%, 6/3/2021	EUR	350,000	504,472
6.50%, 6/3/2038	GBP	200,000	421,778
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	200,000	240,840
2.88%, 3/3/2026	EUR	100,000	132,489
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	211,778
2.38%, 9/23/2024	EUR	100,000	116,900
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	236,856
2.00%, 8/16/2022	EUR	100,000	125,910
4.88%, 5/11/2027	EUR	200,000	321,229
5.13%, 10/24/2017	EUR	150,000	184,808
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	100,000	116,048
1.00%, 9/10/2021	EUR	200,000	235,636
1.25%, 8/1/2017	EUR	100,000	115,799
1.80%, 7/23/2020	EUR	200,000	243,565
Verizon Communications, Inc.:
1.63%, 3/1/2024	EUR	200,000	237,941
2.38%, 2/17/2022	EUR	300,000	373,734
2.63%, 12/1/2031	EUR	200,000	244,930
3.25%, 2/17/2026	EUR	200,000	267,551
4.07%, 6/18/2024	GBP	100,000	157,780
4.75%, 2/17/2034	GBP	100,000	158,380
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	100,000	163,097
4.88%, 1/19/2039	GBP	200,000	352,817
5.25%, 9/28/2035	GBP	150,000	277,077
5.63%, 3/27/2034	GBP	150,000	284,607
Wells Fargo & Co.:
1.13%, 10/29/2021	EUR	300,000	349,758
1.50%, 9/12/2022	EUR	200,000	236,279
1.63%, 6/2/2025	EUR	300,000	351,911
2.13%, 4/22/2022	GBP	100,000	143,786
2.13%, 6/4/2024	EUR	200,000	244,956
2.25%, 9/3/2020	EUR	100,000	122,553
2.25%, 5/2/2023	EUR	200,000	247,426
2.63%, 8/16/2022	EUR	250,000	315,047
4.63%, 11/2/2035	GBP	150,000	243,963

			32,281,299

TOTAL CORPORATE BONDS & NOTES (Cost $138,566,686)			129,369,037

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.2%
State Street Navigator Securities Lending Prime Portfolio (b) (c)	237,009	$237,009
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	7,403	7,403

TOTAL SHORT-TERM INVESTMENTS (Cost $244,412)		244,412

TOTAL INVESTMENTS — 98.8% (Cost $138,811,098)		129,613,449
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		1,582,517

NET ASSETS — 100.0%		$131,195,966

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Investment of cash collateral for securities loaned.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	EUR	282,293	JPY	35,000,000	04/05/2016	$(10,281)
Barclays Capital	JPY	15,000,000	EUR	117,894	04/05/2016	887
Barclays Capital	EUR	117,886	JPY	15,000,000	05/06/2016	(870)
Citibank, N.A.	EUR	281,979	JPY	35,000,000	04/05/2016	(9,924)
Westpac Banking Corp.	JPY	40,000,000	EUR	326,198	04/05/2016	15,827
Westpac Banking Corp.	JPY	15,000,000	EUR	117,945	04/05/2016	945
Westpac Banking Corp.	EUR	117,931	JPY	15,000,000	05/06/2016	(921)

						$(4,337)

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$3,206,611	$—	$3,206,611
Belgium	—	2,818,115	—	2,818,115
Denmark	—	361,806	—	361,806
Finland	—	228,885	—	228,885
France	—	19,480,891	—	19,480,891
Germany	—	14,499,828	—	14,499,828
Hong Kong	—	465,309	—	465,309
India	—	122,155	—	122,155
Israel	—	465,225	—	465,225

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Italy.	$—	$9,705,562	$—	$9,705,562
Japan	—	896,233	—	896,233
Mexico	—	699,728	—	699,728
Netherlands	—	10,924,507	—	10,924,507
Norway	—	880,925	—	880,925
Portugal	—	238,189	—	238,189
Spain	—	6,086,578	—	6,086,578
Sweden	—	4,122,893	—	4,122,893
Switzerland	—	5,768,356	—	5,768,356
United Kingdom	—	16,115,942	—	16,115,942
United States	—	32,281,299	—	32,281,299
Short-Term Investments	244,412	—	—	244,412

TOTAL INVESTMENTS	$244,412	$129,369,037	$—	$129,613,449

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	17,659	—	17,659

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$244,412	$129,386,696	$—	$129,631,108

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	(21,996)	—	(21,996)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(21,996)	$—	$(21,996)

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.8%
BRAZIL — 10.2%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2017 (a)	BRL	800,000	$192,252
Zero Coupon, 10/1/2017 (a)	BRL	400,000	93,288
Zero Coupon, 1/1/2018 (a)	BRL	2,550,000	575,467
Zero Coupon, 7/1/2018 (a)	BRL	2,250,000	477,646
Zero Coupon, 1/1/2019 (a)	BRL	6,500,000	1,285,494
Zero Coupon, 7/1/2019 (a)	BRL	5,250,000	973,164
Zero Coupon, 1/1/2020 (a)	BRL	3,700,000	646,427
Brazil Notas do Tesouro Nacional Serie F:
10.00%, 1/1/2017	BRL	1,540,000	423,691
10.00%, 1/1/2023	BRL	1,480,000	353,870
10.00%, 1/1/2025	BRL	2,850,000	652,020
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	75,550
10.25%, 1/10/2028	BRL	250,000	55,375

			5,804,244

CHILE — 1.9%
Bonos del Banco Central de Chileen Pesos:
4.50%, 6/1/2020	CLP	50,000,000	75,755
6.00%, 6/1/2017	CLP	55,000,000	84,268
6.00%, 3/1/2018	CLP	20,000,000	31,057
6.00%, 6/1/2018	CLP	120,000,000	187,315
6.00%, 2/1/2021	CLP	105,000,000	169,607
6.00%, 3/1/2022	CLP	120,000,000	196,601
6.00%, 3/1/2023	CLP	130,000,000	214,821
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	72,728
5.50%, 8/5/2020	CLP	45,000,000	69,633

			1,101,785

COLOMBIA — 4.1%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	88,000,000	24,540
9.85%, 6/28/2027	COP	95,000,000	36,782
9.85%, 6/28/2027	COP	20,000,000	7,744
Colombian TES:
5.00%, 11/21/2018	COP	2,000,000,000	633,071
6.00%, 4/28/2028	COP	1,500,000,000	412,525
7.00%, 9/11/2019	COP	1,200,000,000	394,610
7.00%, 5/4/2022	COP	800,000,000	256,294
7.50%, 8/26/2026	COP	250,000,000	79,373
7.75%, 9/18/2030	COP	1,000,000,000	313,922
11.00%, 7/24/2020	COP	500,000,000	187,018

			2,345,879

CZECH REPUBLIC — 4.1%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017 (a)	CZK	2,000,000	84,301
0.85%, 3/17/2018	CZK	1,600,000	68,593
1.50%, 10/29/2019	CZK	6,150,000	273,177
2.40%, 9/17/2025	CZK	6,000,000	299,148
2.50%, 8/25/2028	CZK	3,000,000	154,359

3.75%, 9/12/2020	CZK	2,800,000	137,430
3.85%, 9/29/2021	CZK	3,200,000	162,942
4.20%, 12/4/2036	CZK	2,500,000	164,517
4.60%, 8/18/2018	CZK	5,700,000	266,354
4.70%, 9/12/2022	CZK	6,500,000	354,661
5.00%, 4/11/2019	CZK	5,000,000	242,246
5.70%, 5/25/2024	CZK	1,700,000	103,206

			2,310,934

HUNGARY — 3.7%
Hungary Government Bond:
2.50%, 6/22/2018	HUF	26,000,000	96,705
3.00%, 6/26/2024	HUF	50,000,000	184,690
3.50%, 6/24/2020	HUF	11,000,000	42,716
4.00%, 4/25/2018	HUF	53,000,000	202,677
5.50%, 6/24/2025	HUF	29,200,000	128,935
6.00%, 11/24/2023	HUF	122,000,000	545,016
6.50%, 6/24/2019	HUF	117,000,000	490,003
6.75%, 11/24/2017	HUF	45,000,000	178,426
7.00%, 6/24/2022	HUF	29,000,000	133,499
7.50%, 11/12/2020	HUF	21,200,000	95,626

			2,098,293

INDONESIA — 4.4%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	1,100,000,000	79,417
5.63%, 5/15/2023	IDR	6,500,000,000	432,181
6.13%, 5/15/2028	IDR	6,500,000,000	411,966
6.25%, 4/15/2017	IDR	1,500,000,000	112,434
6.38%, 4/15/2042	IDR	1,700,000,000	100,899
6.63%, 5/15/2033	IDR	1,500,000,000	95,860
7.00%, 5/15/2022	IDR	1,290,000,000	93,685
7.00%, 5/15/2027	IDR	2,300,000,000	160,740
7.88%, 4/15/2019	IDR	3,800,000,000	288,992
8.25%, 6/15/2032	IDR	3,710,000,000	278,639
8.38%, 3/15/2024	IDR	400,000,000	31,232
8.38%, 9/15/2026	IDR	600,000,000	47,335
8.38%, 3/15/2034	IDR	800,000,000	60,953
9.50%, 5/15/2041	IDR	1,000,000,000	83,753
9.75%, 5/15/2037	IDR	1,250,000,000	106,446
10.00%, 7/15/2017	IDR	1,200,000,000	93,938
12.80%, 6/15/2021	IDR	350,000,000	32,080

			2,510,550

ISRAEL — 4.4%
Israel Government Bond:
1.25%, 10/31/2017	ILS	250,000	67,610
2.25%, 5/31/2019	ILS	470,000	131,835
3.75%, 3/31/2024	ILS	580,000	179,098
4.00%, 1/31/2018	ILS	1,000,000	284,404
4.25%, 3/31/2023	ILS	850,000	269,161
5.00%, 1/31/2020	ILS	1,250,000	387,101
5.50%, 1/31/2022	ILS	670,000	222,307
5.50%, 1/31/2042	ILS	650,000	252,135
6.00%, 2/28/2019	ILS	450,000	138,937
6.25%, 10/30/2026	ILS	1,470,000	552,547

			2,485,135

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

MALAYSIA — 8.4%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	1,110,000	$285,307
3.48%, 3/15/2023	MYR	1,010,000	254,326
3.49%, 3/31/2020	MYR	1,200,000	308,461
3.50%, 5/31/2027	MYR	600,000	144,536
3.58%, 9/28/2018	MYR	1,500,000	387,644
3.65%, 10/31/2019	MYR	580,000	150,097
3.73%, 6/15/2028	MYR	240,000	59,081
3.76%, 3/15/2019	MYR	300,000	78,009
3.84%, 4/15/2033	MYR	1,120,000	269,123
3.89%, 7/31/2020	MYR	500,000	130,306
3.89%, 3/15/2027	MYR	600,000	150,730
3.96%, 9/15/2025	MYR	550,000	142,412
4.13%, 4/15/2032	MYR	300,000	75,434
4.18%, 7/15/2024	MYR	200,000	52,336
4.23%, 6/30/2031	MYR	200,000	51,550
4.38%, 11/29/2019	MYR	400,000	105,924
4.84%, 7/15/2025	MYR	170,000	46,396
4.94%, 9/30/2043	MYR	300,000	79,475
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	2,300,000	595,176
3.80%, 8/27/2020	MYR	1,900,000	489,578
4.19%, 7/15/2022	MYR	1,700,000	443,394
4.44%, 5/22/2024	MYR	1,800,000	475,555

			4,774,850

MEXICO — 9.8%
Mexican Bonos:
4.75%, 6/14/2018	MXN	12,200,000	715,869
5.00%, 6/15/2017	MXN	2,400,000	141,584
5.00%, 12/11/2019	MXN	2,300,000	133,744
6.50%, 6/10/2021	MXN	9,500,000	582,145
6.50%, 6/9/2022	MXN	7,300,000	446,419
7.75%, 5/29/2031	MXN	9,200,000	605,293
7.75%, 11/13/2042	MXN	7,300,000	479,641
8.00%, 6/11/2020	MXN	4,200,000	270,724
8.00%, 12/7/2023	MXN	4,400,000	292,056
8.50%, 12/13/2018	MXN	11,300,000	721,135
8.50%, 5/31/2029	MXN	5,850,000	408,421
10.00%, 12/5/2024	MXN	5,300,000	397,014
10.00%, 11/20/2036	MXN	4,500,000	362,558

			5,556,603

PERU — 2.4%
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	210,000	58,254
5.70%, 8/12/2024	PEN	80,000	22,579
6.00%, 2/12/2029	PEN	100,000	26,975
6.71%, 2/12/2055	PEN	250,000	67,271
6.85%, 2/12/2042	PEN	480,000	132,742
6.90%, 8/12/2037	PEN	350,000	99,828
6.95%, 8/12/2031	PEN	940,000	275,016
7.84%, 8/12/2020	PEN	1,195,000	385,557
8.20%, 8/12/2026	PEN	920,000	301,046
8.60%, 8/12/2017	PEN	10,000	3,137

			1,372,405

PHILIPPINES — 4.5%
Philippine Government Bond:
3.50%, 3/20/2021	PHP	1,500,000	32,545
3.63%, 9/9/2025	PHP	1,000,000	21,659
3.88%, 11/22/2019	PHP	25,160,000	557,511
4.13%, 8/20/2024	PHP	1,700,000	37,847
5.00%, 8/18/2018	PHP	5,400,000	121,601
5.88%, 12/16/2020	PHP	7,950,000	189,006
6.13%, 10/24/2037	PHP	6,500,000	167,939
6.38%, 1/19/2022	PHP	4,700,000	116,857
7.00%, 3/31/2017	PHP	6,000,000	135,827
8.00%, 7/19/2031	PHP	15,987,338	506,766
8.13%, 12/16/2035	PHP	13,300,000	416,777
9.13%, 9/4/2016	PHP	900,000	20,136
Philippine Government International Bond		10,000,000	241,288

			2,565,759

POLAND — 4.2%
Poland Government Bond:
1.50%, 4/25/2020	PLN	1,800,000	475,585
2.00%, 4/25/2021	PLN	900,000	239,911
2.50%, 7/25/2026	PLN	100,000	26,065
4.00%, 10/25/2023	PLN	3,350,000	990,806
4.75%, 10/25/2016	PLN	450,000	123,170
4.75%, 4/25/2017	PLN	700,000	194,689
5.25%, 10/25/2017	PLN	700,000	199,214
5.75%, 10/25/2021	PLN	500,000	159,220

			2,408,660

ROMANIA — 2.7%
Romania Government Bond:
3.25%, 1/17/2018	RON	700,000	185,051
4.75%, 2/24/2025	RON	500,000	141,226
5.75%, 4/29/2020	RON	580,000	168,075
5.85%, 4/26/2023	RON	1,700,000	510,846
5.90%, 7/26/2017	RON	1,020,000	277,076
5.95%, 6/11/2021	RON	500,000	147,707
6.75%, 6/11/2017	RON	450,000	122,581

			1,552,562

RUSSIA — 3.7%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	15,500,000	220,144
6.40%, 5/27/2020	RUB	11,000,000	149,996
6.80%, 12/11/2019	RUB	7,400,000	102,876
7.00%, 8/16/2023	RUB	35,212,000	472,934
7.05%, 1/19/2028	RUB	4,200,000	54,436
7.40%, 4/19/2017	RUB	3,500,000	51,245
7.40%, 6/14/2017	RUB	1,420,000	20,722
7.50%, 3/15/2018	RUB	24,500,000	355,627
7.60%, 7/20/2022	RUB	27,000,000	376,732
8.15%, 2/3/2027	RUB	15,000,000	212,908
Russian Foreign Bond — Eurobond
Series REGS		5,000,000	72,988

			2,090,608

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.50%, 2/28/2041	ZAR	8,300,000	390,616
6.75%, 3/31/2021	ZAR	2,900,000	181,847

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

7.00%, 2/28/2031	ZAR	10,300,000	$557,840
7.25%, 1/15/2020	ZAR	5,350,000	348,341
7.75%, 2/28/2023	ZAR	1,650,000	105,131
8.00%, 12/21/2018	ZAR	1,900,000	127,794
8.25%, 9/15/2017	ZAR	1,200,000	81,803
8.25%, 3/31/2032	ZAR	2,700,000	162,316
8.75%, 1/31/2044	ZAR	2,000,000	121,134
8.75%, 2/28/2048	ZAR	2,800,000	169,055
8.88%, 2/28/2035	ZAR	3,000,000	188,020
9.00%, 1/31/2040	ZAR	2,000,000	124,632
13.50%, 9/15/2016	ZAR	1	—

			2,558,529

SOUTH KOREA — 12.2%
Korea Treasury Bond:
2.00%, 12/10/2017	KRW	750,000,000	661,569
2.00%, 3/10/2020	KRW	500,000,000	445,074
2.25%, 6/10/2025	KRW	100,000,000	90,822
2.25%, 12/10/2025	KRW	350,000,000	318,425
2.63%, 9/10/2035	KRW	50,000,000	48,994
2.75%, 6/10/2017	KRW	780,000,000	692,135
2.75%, 9/10/2017	KRW	630,000,000	560,821
2.75%, 3/10/2018	KRW	349,000,000	312,554
2.75%, 9/10/2019	KRW	300,000,000	273,246
2.75%, 12/10/2044	KRW	210,000,000	217,262
3.00%, 3/10/2023	KRW	580,000,000	550,346
3.00%, 12/10/2042	KRW	265,000,000	284,236
3.13%, 3/10/2019	KRW	230,000,000	210,574
3.38%, 9/10/2023	KRW	400,000,000	390,207
3.75%, 6/10/2022	KRW	100,000,000	98,176
3.75%, 12/10/2033	KRW	110,000,000	123,107
4.00%, 12/10/2031	KRW	395,000,000	444,313
4.25%, 6/10/2021	KRW	467,000,000	462,217
4.75%, 12/10/2030	KRW	620,000,000	742,141

			6,926,219

THAILAND — 7.1%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	345,398
3.45%, 3/8/2019	THB	9,500,000	285,945
3.58%, 12/17/2027	THB	9,850,000	329,976
3.63%, 6/16/2023	THB	4,730,000	152,869
3.65%, 12/17/2021	THB	24,500,000	778,232
3.65%, 6/20/2031	THB	3,700,000	127,038
3.78%, 6/25/2032	THB	5,700,000	195,645
3.80%, 6/14/2041	THB	17,000,000	573,854
3.85%, 12/12/2025	THB	3,200,000	108,094
3.88%, 6/13/2019	THB	23,900,000	732,226
4.68%, 6/29/2044	THB	8,000,000	313,084
4.85%, 6/17/2061	THB	2,000,000	79,921
5.13%, 3/13/2018	THB	1,000,000	30,463

			4,052,745

TURKEY — 4.5%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	950,000	293,533
7.40%, 2/5/2020	TRY	350,000	115,540
8.00%, 3/12/2025	TRY	800,000	255,212
8.50%, 7/10/2019	TRY	900,000	309,727
8.50%, 9/14/2022	TRY	900,000	301,177

8.80%, 11/14/2018	TRY	1,500,000	522,206
8.80%, 9/27/2023	TRY	480,000	162,290
9.00%, 3/8/2017	TRY	750,000	264,233
9.00%, 7/24/2024	TRY	100,000	34,059
9.50%, 1/12/2022	TRY	500,000	175,977
10.60%, 2/11/2026	TRY	340,000	127,212

			2,561,166

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $62,379,832)			55,076,926

		Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $63,217)		63,217	63,217

TOTAL INVESTMENTS — 96.9% (Cost $62,443,049)			55,140,143
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%			1,753,716

NET ASSETS — 100.0%			$56,893,859

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)

Barclays Capital	RON	120,000	USD	29,214	04/05/2016	$(1,383)
Barclays Capital	PLN	120,000	USD	30,069	04/05/2016	(2,172)
Barclays Capital	MXN	720,000	USD	40,037	04/05/2016	(1,972)
Barclays Capital	ILS	300,000	USD	79,200	04/05/2016	(599)
Barclays Capital	CZK	3,700,000	USD	148,583	04/05/2016	(7,301)
Barclays Capital	USD	79,254	ILS	300,000	05/09/2016	598
Citibank, N.A.	USD	598,079	NGN	119,316,745	04/05/2016	993
Citibank, N.A.	USD	287,383	NGN	61,500,000	04/05/2016	21,399
Citibank, N.A.	USD	176,565	NGN	38,500,000	04/05/2016	16,738
Citibank, N.A.	USD	102,729	NGN	22,400,000	04/05/2016	9,738
Citibank, N.A.	USD	20,482	ILS	80,000	04/05/2016	798
Citibank, N.A.	USD	19,971	RON	82,000	04/05/2016	938
Citibank, N.A.	USD	14,735	NGN	3,000,000	04/05/2016	328
Citibank, N.A.	MXN	1,540,000	USD	89,399	04/05/2016	(452)
Citibank, N.A.	NGN	244,716,745	USD	1,122,296	04/05/2016	(106,390)
Citibank, N.A.	USD	89,130	MXN	1,540,000	05/09/2016	443
Citibank, N.A.	NGN	119,316,745	USD	578,365	05/09/2016	(5,134)
HSBC Bank plc	USD	233,658	KRW	289,612,500	04/05/2016	19,797
HSBC Bank plc	USD	30,186	KRW	35,000,000	04/05/2016	444
HSBC Bank plc	KRW	104,612,500	USD	91,669	04/05/2016	117
HSBC Bank plc	KRW	110,000,000	USD	88,748	04/05/2016	(7,519)
HSBC Bank plc	KRW	110,000,000	USD	90,343	04/05/2016	(5,924)
HSBC Bank plc	RON	400,000	USD	97,437	04/05/2016	(4,555)
HSBC Bank plc	ILS	390,000	USD	99,908	04/05/2016	(3,831)
HSBC Bank plc	PLN	400,000	USD	100,070	04/05/2016	(7,400)
HSBC Bank plc	RON	432,000	USD	109,802	04/05/2016	(349)
HSBC Bank plc	MXN	1,900,000	USD	104,038	04/05/2016	(6,818)
HSBC Bank plc	HUF	78,140,000	USD	274,009	04/05/2016	(9,402)
HSBC Bank plc	USD	109,868	RON	432,000	05/09/2016	344
HSBC Bank plc	USD	91,581	KRW	104,612,500	05/09/2016	358
JP Morgan Chase Bank, N.A.	PLN	410,000	USD	109,281	04/05/2016	(875)
JP Morgan Chase Bank, N.A.	USD	109,235	PLN	410,000	05/09/2016	865
UBS AG	USD	14,625	RON	60,000	04/05/2016	674
UBS AG	ILS	215,000	USD	55,287	04/05/2016	(1,902)
Westpac Banking Corp.	USD	272,715	CZK	6,770,000	04/05/2016	12,510
Westpac Banking Corp.	USD	273,868	HUF	78,140,000	04/05/2016	9,542
Westpac Banking Corp.	USD	232,506	PLN	930,000	04/05/2016	17,361
Westpac Banking Corp.	USD	227,560	MXN	4,160,000	04/05/2016	15,155
Westpac Banking Corp.	USD	221,477	ILS	865,000	04/05/2016	8,610
Westpac Banking Corp.	USD	197,253	RON	810,000	04/05/2016	9,281
Westpac Banking Corp.	ILS	40,000	USD	10,257	04/05/2016	(382)
Westpac Banking Corp.	CZK	3,070,000	USD	128,541	04/05/2016	(801)
Westpac Banking Corp.	USD	128,675	CZK	3,070,000	05/09/2016	785

						$(27,345)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Brazil	$—	$5,804,244	$—	$5,804,244
Chile	—	1,101,785	—	1,101,785
Colombia	—	2,345,879	—	2,345,879
Czech Republic	—	2,310,934	—	2,310,934
Hungary	—	2,098,293	—	2,098,293
Indonesia	—	2,510,550	—	2,510,550
Israel	—	2,485,135	—	2,485,135
Malaysia	—	4,774,850	—	4,774,850
Mexico	—	5,556,603	—	5,556,603
Peru	—	1,372,405	—	1,372,405
Philippines	—	2,565,759	—	2,565,759
Poland	—	2,408,660	—	2,408,660
Romania	—	1,552,562	—	1,552,562
Russia	—	2,090,608	—	2,090,608
South Africa.	—	2,558,529	—	2,558,529
South Korea	—	6,926,219	—	6,926,219
Thailand	—	4,052,745	—	4,052,745
Turkey	—	2,561,166	—	2,561,166
Short-Term Investment	63,217	—	—	63,217

TOTAL INVESTMENTS	$63,217	$55,076,926	$—	$55,140,143

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	147,816	—	147,816

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$63,217	$55,224,742	$—	$55,287,959

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	(175,161)	—	(175,161)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(175,161)	$—	$(175,161)

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

CORPORATE BONDS & NOTES — 97.4%
ARGENTINA — 0.2%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021	$	50,000	$49,505

AUSTRALIA — 1.1%
FMG Resources August 2006 Pty, Ltd.:
8.25%, 11/1/2019 (a)		76,000	72,580
9.75%, 3/1/2022 (a)		100,000	99,500
Origin Energy Finance, Ltd. 4.00%, 9/16/2074 (b)	EUR	100,000	88,885

			260,965

AUSTRIA — 0.4%
Raiffeisen Bank International AG
Series EMTN, 4.50%, 2/21/2025 (b)	EUR	100,000	96,577

BRAZIL — 5.0%
Banco Bradesco SA 5.90%, 1/16/2021	$	150,000	154,198
Banco Votorantim SA 7.38%, 1/21/2020		100,000	99,250
CSN Resources SA 6.50%, 7/21/2020		150,000	77,250
Itau Unibanco Holding SA:
5.65%, 3/19/2022		300,000	297,000
5.75%, 1/22/2021		100,000	100,630
JBS Investments GmbH 7.75%, 10/28/2020		200,000	197,250
Minerva Luxembourg SA 7.75%, 1/31/2023		200,000	201,750
Oi Brasil Holdings Cooperatief UA 5.75%, 2/10/2022		200,000	50,000
Portugal Telecom International Finance B.V.:
Series EMTN, 4.50%, 6/16/2025	EUR	100,000	25,640
Series EMTN, 4.63%, 5/8/2020	EUR	100,000	28,489

			1,231,457

CANADA — 9.0%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (a)	$	50,000	50,375
6.00%, 4/1/2022 (a)		100,000	103,750
Air Canada 7.75%, 4/15/2021 (a)		50,000	49,125
Baytex Energy Corp. 5.13%, 6/1/2021 (a)		50,000	35,313
Bombardier, Inc.:
5.75%, 3/15/2022 (a)		100,000	75,000
6.00%, 10/15/2022 (a)		100,000	75,000
6.13%, 5/15/2021	EUR	100,000	100,577
7.50%, 3/15/2018 (a)	$	100,000	97,800
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)		100,000	88,250
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	96,187
Cenovus Energy, Inc. 3.80%, 9/15/2023		250,000	223,750
CHC Helicopter SA 9.25%, 10/15/2020		135,000	57,037

Concordia Healthcare Corp.:
7.00%, 4/15/2023 (a)	$	50,000	42,780
9.50%, 10/21/2022 (a)		50,000	48,250
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)		100,000	91,000
First Quantum Minerals, Ltd. 7.25%, 5/15/2022 (a)		200,000	135,500
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	27,600
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	35,500
Kinross Gold Corp. 5.13%, 9/1/2021		50,000	46,250
Lundin Mining Corp. 7.50%, 11/1/2020 (a)		100,000	95,250
MEG Energy Corp. 7.00%, 3/31/2024 (a)		100,000	59,000
New Gold, Inc. 6.25%, 11/15/2022 (a)		100,000	84,625
Paramount Resources, Ltd. 6.88%, 6/30/2023 (a)		50,000	36,500
Precision Drilling Corp. 5.25%, 11/15/2024		100,000	70,500
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	102,750
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	50,125
Teck Resources, Ltd. 6.25%, 7/15/2041		250,000	143,750
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	70,250

			2,191,794

CHINA — 0.4%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	100,625

COLOMBIA — 0.3%
Bancolombia SA 5.13%, 9/11/2022		50,000	50,500
Colombia Telecomunicaciones SA ESP 8.50%, 12/29/2049 (b)		40,000	33,600

			84,100

DENMARK — 0.2%
Danske Bank A/S
Series EMTN, 4.88%, 5/29/2049 (b)	EUR	50,000	58,260

DOMINICAN REPUBLIC — 0.9%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019	$	200,000	210,750

FINLAND — 0.5%
Nokia Oyj:
6.63%, 5/15/2039		50,000	52,719
Series EMTN, 6.75%, 2/4/2019	EUR	50,000	65,938

			118,657

FRANCE — 9.7%
BPCE SA 12.50%, 9/29/2049 (b)	EUR	50,000	74,356
Casino Guichard Perrachon SA:
Series EMTN, 2.80%, 8/5/2026	EUR	100,000	108,827
Series EMTN, 3.99%, 3/9/2020	EUR	100,000	123,071
Series EMTN, 4.87%, 1/31/2049 (b)	EUR	100,000	94,583

See accompanying Notes to Schedule of Investments

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

Credit Agricole SA:
6.64%, 5/29/2049 (a) (b)	$	100,000	$98,100
8.20%, 3/29/2049 (b)	EUR	50,000	62,960
Europcar Groupe SA 5.75%, 6/15/2022	EUR	100,000	119,041
Faurecia 3.13%, 6/15/2022	EUR	100,000	112,531
Groupama SA 6.30%, 10/29/2049 (b)	EUR	50,000	55,980
Numericable-SFR SA:
4.88%, 5/15/2019 (a)	$	200,000	199,000
5.63%, 5/15/2024	EUR	100,000	114,558
6.25%, 5/15/2024 (a)	$	200,000	193,900
Peugeot SA:
Series EMTN, 6.50%, 1/18/2019	EUR	50,000	65,176
Series EMTN, 7.38%, 3/6/2018	EUR	100,000	127,439
Rexel SA 5.13%, 6/15/2020	EUR	100,000	118,525
Societe Generale SA:
5.92%, 12/31/2049 (a) (b)	$	100,000	99,600
9.38%, 9/29/2049 (b)	EUR	50,000	67,661
Solvay Finance SA 5.43%, 11/12/2023 (b)	EUR	100,000	113,385
Synlab Bondco PLC 6.25%, 7/1/2022	EUR	100,000	120,257
Tereos Finance Groupe I 4.25%, 3/4/2020	EUR	100,000	111,118
Vallourec SA 2.25%, 9/30/2024	EUR	100,000	72,931
Veolia Environnement SA 4.45%, 1/29/2049 (b)	EUR	100,000	118,798

			2,371,797

GERMANY — 9.0%
Deutsche Bank AG:
4.50%, 4/1/2025	$	200,000	173,260
Series EMTN, 2.75%, 2/17/2025	EUR	100,000	104,011
Fresenius Finance B.V. 2.88%, 7/15/2020	EUR	100,000	123,392
HeidelbergCement Finance Luxembourg SA:
Series EMTN, 3.25%, 10/21/2021	EUR	100,000	122,898
Series EMTN, 5.63%, 1/4/2018	EUR	50,000	61,843
K+S AG 4.13%, 12/6/2021	EUR	100,000	132,651
RWE AG 2.75%, 4/21/2075 (b)	EUR	100,000	94,583
Schaeffler Finance B.V.:
3.50%, 5/15/2022	EUR	100,000	117,937
4.75%, 5/15/2023 (a)		200,000	202,000
Schaeffler Holding Finance B.V. PIK, 6.88%, 8/15/2018	EUR	100,000	117,801
ThyssenKrupp AG:
Series EMTN, 3.13%, 10/25/2019	EUR	100,000	118,228
Series EMTN, 4.00%, 8/27/2018	EUR	100,000	120,758
Unitymedia GmbH 6.13%, 1/15/2025 (a)	$	200,000	206,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/2023	EUR	81,000	98,781
6.25%, 1/15/2029	EUR	100,000	126,119
ZF North America Capital, Inc.:
2.25%, 4/26/2019	EUR	100,000	116,109
4.50%, 4/29/2022 (a)	$	150,000	152,250

			2,188,621

GREECE — 0.5%
OTE PLC Series EMTN, 7.88%, 2/7/2018	EUR	100,000	121,685

HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC Series EMTN, 5.88%, 4/20/2017	EUR	100,000	119,225

INDIA — 1.1%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (b)	$	150,000	153,127

Vedanta Resources PLC 7.13%, 5/31/2023		200,000	111,250

			264,377

IRELAND — 1.4%
Allied Irish Banks PLC Series EMTN, 2.75%, 4/16/2019	EUR	100,000	119,777
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 1/15/2022	EUR	100,000	115,522
Bank of Ireland Series EMTN, 4.25%, 6/11/2024 (b)	EUR	100,000	113,670

			348,969

ISRAEL — 0.4%
B Communications, Ltd. 7.38%, 2/15/2021 (a)	$	100,000	108,000

ITALY — 11.8%
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	114,058
Banca Monte dei Paschi di Siena SpA Series EMTN, 3.63%, 4/1/2019	EUR	100,000	112,531
Banca Popolare di Vicenza Series EMTN, 5.00%, 10/25/2018	EUR	100,000	98,001
Banco Popolare SC:
Series EMTN, 3.50%, 3/14/2019	EUR	100,000	116,594
Series EMTN, 6.00%, 11/5/2020	EUR	50,000	59,969
Enel SpA 6.63%, 9/15/2076 (b)	GBP	100,000	146,978
Finmeccanica SpA Series EMTN, 4.50%, 1/19/2021	EUR	100,000	128,256
Generali Finance B.V. Series EMTN, 4.60%, 11/30/2049 (b)	EUR	100,000	107,260
Intesa Sanpaolo SpA:
5.71%, 1/15/2026 (a)	$	200,000	193,680
Series EMTN, 5.15%, 7/16/2020	EUR	50,000	62,362
Series EMTN, 6.63%, 5/8/2018	EUR	50,000	61,536
Series EMTN, 6.63%, 9/13/2023	EUR	100,000	136,794
Series PERP, 8.38%, 10/29/2049 (b)	EUR	50,000	63,957
Italcementi Finance SA Series EMTN, 6.13%, 2/21/2018	EUR	100,000	124,630
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)	$	100,000	108,500
Telecom Italia Capital SA 7.20%, 7/18/2036		100,000	102,000
Telecom Italia SpA:
Series EMTN, 3.25%, 1/16/2023	EUR	100,000	119,156
Series EMTN, 5.38%, 1/29/2019	EUR	100,000	128,000
Series EMTN, 6.38%, 6/24/2019	GBP	50,000	78,405

See accompanying Notes to Schedule of Investments

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

UniCredit SpA:
Series EMTN, 5.75%, 10/28/2025 (b)	EUR	100,000	$119,486
Series EMTN, 6.70%, 6/5/2018	EUR	50,000	62,675
Series EMTN, 6.95%, 10/31/2022	EUR	100,000	128,136
UnipolSai SpA Series EMTN, 5.75%, 12/31/2049 (b)	EUR	100,000	107,403
Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	217,016
7.38%, 4/23/2021 (a)	$	200,000	180,500

			2,877,883

JAMAICA — 0.6%
Digicel Group, Ltd. 7.13%, 4/1/2022		200,000	154,480

JAPAN — 1.3%
SoftBank Group Corp.:
4.50%, 4/15/2020 (a)		200,000	202,260
5.25%, 7/30/2027	EUR	100,000	114,482

			316,742

KAZAKHSTAN — 0.1%
Kazkommertsbank JSC 5.50%, 12/21/2022	$	50,000	33,375

LUXEMBOURG — 9.0%
Altice Financing SA 6.63%, 2/15/2023(a)		200,000	200,000
Altice Luxembourg SA:
7.25%, 5/15/2022	EUR	100,000	112,519
7.75%, 5/15/2022 (a)	$	200,000	196,000
ArcelorMittal:
7.25%, 2/25/2022		150,000	148,500
7.75%, 3/1/2041		50,000	42,250
8.00%, 10/15/2039		50,000	43,500
10.85%, 6/1/2019		100,000	111,750
Series EMTN, 3.00%, 3/25/2019	EUR	100,000	110,537
Series EMTN, 3.13%, 1/14/2022	EUR	100,000	103,129
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (a)	$	200,000	197,620
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)		200,000	201,500
6.50%, 8/15/2018	EUR	100,000	116,531
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	$	150,000	90,375
6.63%, 12/15/2022		100,000	53,500
7.25%, 4/1/2019		50,000	36,875
7.25%, 10/15/2020		100,000	64,500
Intelsat Luxembourg SA:
6.75%, 6/1/2018		50,000	38,250
7.75%, 6/1/2021		100,000	29,560
Matterhorn Telecom SA 3.88%, 5/1/2022	EUR	100,000	107,080
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	$	200,000	185,480

			2,189,456

MEXICO — 2.1%
BBVA Bancomer SA 7.25%, 4/22/2020		100,000	109,950

Cemex Finance LLC 9.38%, 10/12/2022	$	200,000	219,000
Cemex SAB de CV 5.70%, 1/11/2025		200,000	182,750

			511,700

MIDWAY ISLANDS — 0.1%
Teekay Corp. 8.50%, 1/15/2020		50,000	34,500

NETHERLANDS — 4.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.50%, 5/15/2021		150,000	152,925
4.63%, 10/30/2020		150,000	152,910
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025		50,000	43,938
InterGen NV 7.00%, 6/30/2023 (a)		200,000	136,500

JLL/Delta Dutch Pledgeco B.V.
PIK, 8.75%, 5/1/2020 (a)		50,000	48,750
Koninklijke KPN NV 6.13%, 3/29/2049 (b)	EUR	100,000	121,362
NXP B.V./NXP Funding LLC 3.75%, 6/1/2018 (a)	$	200,000	202,500
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)		100,000	101,000
UPC Holding B.V. 6.38%, 9/15/2022	EUR	100,000	121,670
Ziggo Secured Finance B.V. 3.75%, 1/15/2025	EUR	100,000	111,171

			1,192,726

NORWAY — 0.5%
Lock A/S 7.00%, 8/15/2021	EUR	100,000	120,405

RUSSIA — 2.6%
Alfa Bank AO Via Alfa Bond Issuance PLC 7.50%, 9/26/2019	$	200,000	208,000
Evraz Group SA 6.50%, 4/22/2020		200,000	191,000
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	199,000
Severstal OAO Via Steel Capital SA
4.45%, 3/19/2018		50,000	50,312

			648,312

SINGAPORE — 0.8%
Puma International Financing SA 6.75%, 2/1/2021 (a)		200,000	192,143

SPAIN — 3.3%
Bankia SA Series MTN, 4.00%, 5/22/2024 (b)	EUR	100,000	109,397
Cirsa Funding Luxembourg SA 5.88%, 5/15/2023	EUR	100,000	110,833
Gas Natural Fenosa Finance B.V. 4.13%, 11/29/2049 (b)	EUR	100,000	111,818
Grupo Isolux Corsan Finance B.V. 6.63%, 4/15/2021	EUR	100,000	34,187
Ibercaja Banco SA 5.00%, 7/28/2025 (b)	EUR	100,000	105,978
Repsol International Finance B.V. 4.50%, 3/25/2075 (b)	EUR	100,000	93,443
Telefonica Europe B.V.:
5.88%, 3/31/2049 (b)	EUR	100,000	116,234
6.50%, 9/29/2049 (b)	EUR	100,000	120,792

			802,682

See accompanying Notes to Schedule of Investments

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description		Principal Amount	Value

SWEDEN — 0.5%
Volvo Treasury AB 4.20%, 6/10/2075 (b)	EUR	100,000	$113,100

SWITZERLAND — 0.5%
Dufry Finance SCA 4.50%, 7/15/2022	EUR	100,000	119,368

UNITED KINGDOM — 14.8%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)	$	200,000	154,000
Anglo American Capital PLC:
3.63%, 5/14/2020 (a)		200,000	171,500
Series EMTN, 2.50%, 4/29/2021	EUR	100,000	92,304
Series EMTN, 3.25%, 4/3/2023	EUR	100,000	90,024
CNH Industrial Finance Europe SA Series EMTN, 6.25%, 3/9/2018	EUR	100,000	123,356
Co-operative Group Holdings 2011, Ltd. 7.50%, 7/8/2026 (c)	GBP	100,000	150,916
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	$	200,000	198,900
Fiat Chrysler Finance Europe:
Series GMTN, 4.75%, 3/22/2021	EUR	100,000	121,729
Series GMTN, 6.63%, 3/15/2018	EUR	100,000	123,646
Series GMTN, 6.75%, 10/14/2019	EUR	100,000	129,755
HBOS Capital Funding L.P. 6.46%, 11/29/2049 (b)	GBP	65,000	95,302
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	$	100,000	94,250
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/2022	GBP	100,000	145,139
5.63%, 2/1/2023 (a)		150,000	156,000
Old Mutual PLC 7.88%, 11/3/2025	GBP	100,000	141,229
Rexam PLC 6.75%, 6/29/2067 (b)	EUR	50,000	56,978
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	$	200,000	191,660
6.10%, 6/10/2023		100,000	102,024
Series EMTN, 3.63%, 3/25/2024 (b)	EUR	100,000	110,263
Series U, 7.64%, 12/31/2049 (b)	$	100,000	96,550
Tesco Corporate Treasury Services PLC:
Series EMTN, 1.38%, 7/1/2019	EUR	100,000	112,541
Series EMTN, 2.50%, 7/1/2024	EUR	100,000	108,658
Tesco PLC Series EMTN, 5.50%, 12/13/2019	GBP	50,000	77,039
Tullow Oil PLC 6.25%, 4/15/2022 (a)	$	200,000	138,900
Virgin Media Secured Finance PLC:
4.88%, 1/15/2027	GBP	100,000	136,936
5.38%, 4/15/2021 (a)	$	225,000	234,563
6.00%, 4/15/2021	GBP	90,000	134,561
Viridian Group FundCo II, Ltd. 7.50%, 3/1/2020	EUR	100,000	119,368

			3,608,091

UNITED STATES — 3.9%
Crown European Holdings SA 3.38%, 5/15/2025	EUR	100,000	112,816
International Game Technology PLC:
4.75%, 3/5/2020	EUR	100,000	117,812
6.25%, 2/15/2022 (a)	$	200,000	203,000
MDC Partners, Inc. 6.75%, 4/1/2020 (a)		100,000	103,380

Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	$	100,000	101,500
Novelis, Inc. 8.75%, 12/15/2020		150,000	151,395
OI European Group B.V. 6.75%, 9/15/2020	EUR	50,000	66,592
Western Digital Corp. 10.50%, 4/1/2024 (a)	$	100,000	100,250

			956,745

TOTAL CORPORATE BONDS & NOTES (Cost $26,198,042)			23,797,072

Security Description		Shares	Value

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (d) (e) (Cost $72,098)		72,098	72,098

TOTAL INVESTMENTS — 97.7% (Cost $26,270,140)			23,869,170
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			550,051

NET ASSETS — 100.0%			$24,419,221

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 27.6% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

EUR — Euro

GBP — British Pound

USD — U.S. Dollar

PIK = Payment in Kind

See accompanying Notes to Schedule of Investments

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Argentina.	$—	$49,505	$—	$49,505
Australia	—	260,965	—	260,965
Austria	—	96,577	—	96,577
Brazil	—	1,231,457	—	1,231,457
Canada	—	2,191,794	—	2,191,794
China	—	100,625	—	100,625
Colombia	—	84,100	—	84,100
Denmark	—	58,260	—	58,260
Dominican Republic	—	210,750	—	210,750
Finland	—	118,657	—	118,657
France	—	2,371,797	—	2,371,797
Germany	—	2,188,621	—	2,188,621
Greece	—	121,685	—	121,685
Hungary	—	119,225	—	119,225
India	—	264,377	—	264,377
Ireland	—	348,969	—	348,969
Israel	—	108,000	—	108,000
Italy.	—	2,877,883	—	2,877,883
Jamaica	—	154,480	—	154,480
Japan	—	316,742	—	316,742
Kazakhstan	—	33,375	—	33,375
Luxembourg.	—	2,189,456	—	2,189,456
Mexico	—	511,700	—	511,700
Midway Islands	—	34,500	—	34,500
Netherlands	—	1,192,726	—	1,192,726
Norway	—	120,405	—	120,405
Russia	—	648,312	—	648,312
Singapore	—	192,143	—	192,143
Spain	—	802,682	—	802,682
Sweden	—	113,100	—	113,100
Switzerland	—	119,368	—	119,368
United Kingdom.	—	3,608,091	—	3,608,091
United States	—	956,745	—	956,745
Short-Term Investment	72,098	—	—	72,098

TOTAL INVESTMENTS	$72,098	$23,797,072	$—	$23,869,170

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.4%
ADVERTISING — 0.8%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$19,974,000	$18,475,950
Lamar Media Corp.:
5.00%, 5/1/2023 (a)	11,098,000	11,548,579
5.38%, 1/15/2024 (a)	8,191,000	8,541,575
5.88%, 2/1/2022 (a)	8,331,000	8,778,791
MDC Partners, Inc.:
6.50%, 5/1/2024 (b)	15,000,000	15,282,000
6.75%, 4/1/2020 (b)	13,286,000	13,735,067
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	12,189,000	12,432,780
5.63%, 2/15/2024	10,980,000	11,419,200

		100,213,942

AEROSPACE & DEFENSE — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a) (b)	14,626,000	11,554,540
KLX, Inc. 5.88%, 12/1/2022 (a) (b)	17,093,000	16,964,803
TransDigm, Inc.:
5.50%, 10/15/2020 (a)	8,575,000	8,562,995
6.00%, 7/15/2022	14,380,000	14,290,844
6.50%, 7/15/2024 (a)	26,981,000	26,773,246

		78,146,428

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	12,567,000	9,567,257
Vector Group, Ltd. 7.75%, 2/15/2021	12,434,000	13,071,243

		22,638,500

AIRLINES — 0.3%
American Airlines Group, Inc.: 4.63%, 3/1/2020 (b)	7,851,000	7,693,980
5.50%, 10/1/2019 (a) (b)	16,124,000	16,365,860
6.13%, 6/1/2018	8,104,000	8,437,885

		32,497,725

APPAREL — 0.1%
Levi Strauss & Co. 6.88%, 5/1/2022	8,044,000	8,687,520

AUTO MANUFACTURERS — 0.7%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (a)	32,972,000	33,384,150
5.25%, 4/15/2023 (a)	23,650,000	23,519,925
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (b)	8,960,000	9,172,800
4.25%, 11/15/2019 (b)	15,441,000	15,779,158
5.63%, 2/1/2023 (a) (b)	7,131,000	7,416,240

		89,272,273

AUTO PARTS & EQUIPMENT — 1.6%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (a)	7,770,000	8,061,375
Goodyear Tire & Rubber Co.:
5.13%, 11/15/2023	25,057,000	25,573,174
6.50%, 3/1/2021	13,701,000	14,369,609
7.00%, 5/15/2022 (a)	9,571,000	10,288,825

Lear Corp. 5.25%, 1/15/2025	14,170,000	14,807,650
MPG Holdco I, Inc. 7.38%, 10/15/2022 (a)	11,698,000	11,551,775
Schaeffler Finance B.V.:
4.25%, 5/15/2021 (a) (b)	11,073,000	11,239,095
4.75%, 5/15/2021 (a) (b)	18,411,000	18,848,261
Schaeffler Holding Finance B.V. PIK, 6.88%, 8/15/2018 (b)	22,110,000	22,745,663
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a) (b)	15,525,000	15,699,656
4.50%, 4/29/2022 (a) (b)	24,719,000	25,089,785
4.75%, 4/29/2025 (b)	23,602,000	23,498,151

		201,773,019

BANKS — 2.7%
CIT Group, Inc.:
4.25%, 8/15/2017	29,551,000	30,071,098
5.25%, 3/15/2018	34,715,000	35,825,880
5.50%, 2/15/2019 (b)	25,996,000	26,827,872
Deutsche Bank AG:
4.50%, 4/1/2025 (a)	17,580,000	15,229,554
VRN, 4.30%, 5/24/2028 (c)	32,350,000	27,766,005
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (b)	42,584,000	39,684,030
5.71%, 1/15/2026 (b)	24,300,000	23,532,120
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (a) (b)	12,706,000	12,014,794
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024 (a)	43,675,000	41,853,752
6.00%, 12/19/2023	32,888,000	33,210,302
6.13%, 12/15/2022	44,132,000	46,762,267

		332,777,674

BEVERAGES — 0.5%
Constellation Brands, Inc.:
3.75%, 5/1/2021	7,257,000	7,383,998
4.25%, 5/1/2023 (a)	16,586,000	16,959,185
6.00%, 5/1/2022 (a)	16,056,000	18,022,860
Cott Beverages, Inc.:
5.38%, 7/1/2022	9,716,000	9,861,740
6.75%, 1/1/2020	14,130,000	14,801,175

		67,028,958

BIOTECHNOLOGY — 0.3%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a) (b)	13,225,000	11,720,656
Concordia Healthcare Corp.:
7.00%, 4/15/2023 (b)	15,823,000	13,538,159
9.50%, 10/21/2022 (a) (b)	15,850,000	15,295,250

		40,554,065

CHEMICALS — 2.7%
Ashland, Inc.:
3.88%, 4/15/2018	10,832,000	11,198,122
4.75%, 8/15/2022	24,343,000	24,674,065
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B 7.38%, 5/1/2021 (a) (b)	10,506,000	11,136,360

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Blue Cube Spinco, Inc.:
9.75%, 10/15/2023 (a) (b)	$14,295,000	$16,296,300
10.00%, 10/15/2025 (b)	12,305,000	14,074,459
Celanese US Holdings LLC 4.63%, 11/15/2022	11,383,000	11,422,841
Chemours Co.:
6.63%, 5/15/2023 (a) (b)	21,354,000	17,403,510
7.00%, 5/15/2025 (b)	17,265,000	13,768,837
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a) (b)	12,953,000	12,337,732
Eagle Spinco, Inc. 4.63%, 2/15/2021	15,866,000	15,390,020
Hexion, Inc. 6.63%, 4/15/2020 (a)	25,943,000	21,532,690
Huntsman International LLC 4.88%, 11/15/2020 (a)	14,424,000	14,279,760
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a) (b)	15,143,000	15,256,572
6.13%, 8/15/2018 (a) (b)	11,771,000	11,954,628
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	23,080,000	16,444,500
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (b)	25,960,000	21,806,400
10.38%, 5/1/2021 (a) (b)	7,725,000	7,454,625
PolyOne Corp. 5.25%, 3/15/2023	13,517,000	13,449,415
PQ Corp. 8.75%, 11/1/2018 (b)	11,504,000	10,698,720
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (b)	12,776,000	10,476,320
TPC Group, Inc. 8.75%, 12/15/2020 (b)	17,633,000	12,343,100
Tronox Finance LLC:
6.38%, 8/15/2020 (a)	18,584,000	14,287,379
7.50%, 3/15/2022 (b)	12,398,000	9,422,480
WR Grace & Co-Conn 5.13%, 10/1/2021 (b)	11,265,000	11,715,600

		338,824,435

COAL — 0.4%
Arch Coal, Inc.:
7.00%, 6/15/2019 (d)	14,855,000	92,844
7.25%, 6/15/2021 (a) (d)	14,731,000	92,069
CONSOL Energy, Inc.:
5.88%, 4/15/2022 (a)	31,471,000	22,678,002
8.00%, 4/1/2023 (a)	14,126,000	10,594,500
Foresight Energy LLC/Foresight Energy Finance Corp. 7.88%, 8/15/2021 (a) (b)	15,924,000	11,306,040
Peabody Energy Corp.:
6.25%, 11/15/2021	17,280,000	1,188,864
10.00%, 3/15/2022 (b)	14,380,000	1,078,500

		47,030,819

COMMERCIAL SERVICES — 2.9%
ADT Corp.:
3.50%, 7/15/2022 (a)	20,496,000	17,729,040
4.88%, 7/15/2042	15,493,000	10,244,746
6.25%, 10/15/2021 (a)	22,219,000	22,330,095
Ahern Rentals, Inc. 7.38%, 5/15/2023 (b)	13,246,000	9,106,625

APX Group, Inc.:
6.38%, 12/1/2019 (a)	18,872,000	18,834,256
8.75%, 12/1/2020 (a)	18,649,000	16,084,762
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a) (b)	7,585,000	7,831,513
6.50%, 7/15/2022 (a) (b)	11,584,000	12,279,040
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (a)	16,132,000	15,607,710
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (b)	7,321,000	6,881,740
Cenveo Corp. 6.00%, 8/1/2019 (b)	8,229,000	5,966,025
ExamWorks Group, Inc. 5.63%, 4/15/2023 (a)	10,207,000	10,411,140
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (b)	14,803,000	9,325,890
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a) (b)	12,380,000	9,408,800
Hertz Corp.:
5.88%, 10/15/2020 (a)	1,488,000	1,502,434
6.25%, 10/15/2022 (a)	14,700,000	14,700,000
6.75%, 4/15/2019	7,652,000	7,743,824
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a) (b)	24,197,000	24,736,593
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a) (b)	11,682,000	8,060,580
Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	22,204,000	16,153,410
Monitronics International, Inc. 9.13%, 4/1/2020	14,064,000	11,391,840
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a) (b)	11,399,000	11,427,498
Service Corp. International 5.38%, 5/15/2024	17,533,000	18,497,315
Team Health, Inc. 7.25%, 12/15/2023 (b)	9,700,000	10,354,750
United Rentals North America, Inc.:
4.63%, 7/15/2023	14,875,000	14,763,437
6.13%, 6/15/2023 (a)	21,132,000	21,871,620
7.63%, 4/15/2022	26,131,000	27,829,515

		361,074,198

CONSTRUCTION MATERIALS — 1.3%
Associated Materials LLC/AMH New Finance, Inc. 9.13%, 11/1/2017 (a)	14,281,000	11,067,775
Builders FirstSource, Inc. 10.75%, 8/15/2023 (a) (b)	7,988,000	8,027,940
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	12,925,000	9,306,000
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (b)	12,252,000	13,247,475
Griffon Corp. 5.25%, 3/1/2022	12,630,000	12,566,850
Masco Corp.:
4.38%, 4/1/2026	4,355,000	4,436,656
4.45%, 4/1/2025	12,895,000	13,343,746

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Nortek, Inc. 8.50%, 4/15/2021 (a)	$18,579,000	$19,240,412
Ply Gem Industries, Inc. 6.50%, 2/1/2022	11,871,000	11,781,968
Standard Industries, Inc.:
5.13%, 2/15/2021 (b)	6,100,000	6,252,500
5.38%, 11/15/2024 (b)	11,576,000	11,807,520
5.50%, 2/15/2023 (b)	5,300,000	5,419,250
6.00%, 10/15/2025 (a) (b)	17,315,000	18,267,325
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	4,000,000	3,810,000
Vulcan Materials Co. 7.50%, 6/15/2021 (a)	11,873,000	14,054,664

		162,630,081

DISTRIBUTION & WHOLESALE — 0.9%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (b)	5,578,000	5,759,285
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a) (b)	19,240,000	17,316,000
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (a)	10,222,000	10,349,775
HD Supply, Inc.:
5.25%, 12/15/2021 (b)	22,755,000	23,835,862
5.75%, 4/15/2024 (b) (e)	16,500,000	16,953,750
7.50%, 7/15/2020	27,110,000	28,704,068
LKQ Corp. 4.75%, 5/15/2023	9,223,000	8,969,368
Rexel SA 5.25%, 6/15/2020 (b)	6,180,000	6,319,050

		118,207,158

DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/2019	24,940,000	24,784,125
4.50%, 5/15/2021	16,750,000	17,076,625
Aircastle, Ltd.:
5.00%, 4/1/2023 (a)	6,300,000	6,315,750
5.13%, 3/15/2021 (a)	10,105,000	10,509,200
6.25%, 12/1/2019 (a)	7,563,000	8,196,779
6.75%, 4/15/2017	6,678,000	6,987,191
Ally Financial, Inc.:
3.60%, 5/21/2018	15,586,000	15,488,588
3.75%, 11/18/2019	5,000,000	4,931,500
5.50%, 2/15/2017	17,225,000	17,540,218
DFC Finance Corp. 10.50%, 6/15/2020 (b)	15,105,000	9,667,200
Enova International, Inc. 9.75%, 6/1/2021	8,750,000	6,212,500
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	18,918,000	18,137,632
5.88%, 2/1/2022 (a)	24,499,000	23,249,551
6.00%, 8/1/2020	38,849,000	37,780,652
International Lease Finance Corp. 6.25%, 5/15/2019	25,501,000	27,127,964
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (b)	9,577,000	8,284,105

National Financial Partners Corp. 9.00%, 7/15/2021 (b)	10,005,000	9,579,788
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021 (a)	14,511,000	12,871,257
Navient Corp.:
4.88%, 6/17/2019 (a)	23,000,000	22,109,900
5.50%, 1/15/2019	26,784,000	26,248,320
5.50%, 1/25/2023 (a)	10,991,000	9,452,260
5.88%, 10/25/2024	5,000,000	4,250,000
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (b)	13,502,000	13,456,093
7.25%, 12/15/2021 (b)	17,785,000	17,662,283
Quicken Loans, Inc. 5.75%, 5/1/2025 (a) (b)	16,472,000	15,977,840
Solera LLC/Solera FIinance, Inc. 10.50%, 3/1/2024 (b)	31,200,000	31,278,000
Springleaf Finance Corp.:
5.25%, 12/15/2019	13,752,000	13,133,160
7.75%, 10/1/2021 (a)	11,738,000	11,499,719
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a) (b)	13,717,000	11,042,185
Walter Investment Management Corp. 7.88%, 12/15/2021	13,948,000	9,066,200

		449,916,585

ELECTRIC — 3.3%
AES Corp.:
4.88%, 5/15/2023 (a)	8,404,000	8,109,860
5.50%, 3/15/2024 (a)	500,000	490,000
7.38%, 7/1/2021 (a)	20,399,000	22,795,883
Calpine Corp.:
5.38%, 1/15/2023 (a)	19,469,000	18,884,930
5.75%, 1/15/2025 (a)	28,485,000	27,345,600
6.00%, 1/15/2022 (b)	11,800,000	12,360,500
DPL, Inc. 7.25%, 10/15/2021	17,274,000	17,911,411
Dynegy, Inc.:
6.75%, 11/1/2019	33,957,000	33,787,215
7.38%, 11/1/2022 (a)	36,400,000	33,670,000
7.63%, 11/1/2024 (a)	25,653,000	23,280,097
Enel SpA VRN, 8.75%, 9/24/2073 (a) (b) (c)	25,095,000	27,918,187
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	10,500,000	10,595,076
Series B, 4.25%, 3/15/2023	19,499,000	20,296,201
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (b)	9,595,000	9,996,926
GenOn Energy, Inc. 9.50%, 10/15/2018	12,032,000	8,783,360
InterGen NV 7.00%, 6/30/2023 (b)	18,490,000	12,619,425
NRG Energy, Inc.:
6.25%, 7/15/2022 (a)	26,648,000	24,466,195
6.25%, 5/1/2024	500,000	458,750
7.88%, 5/15/2021	29,597,000	29,449,015
NRG Yield Operating LLC
5.38%, 8/15/2024 (a)	12,584,000	11,671,660

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Talen Energy Supply LLC:
4.60%, 12/15/2021 (a)	$18,767,000	$15,013,600
4.63%, 7/15/2019 (b)	18,613,000	16,100,245
6.50%, 6/1/2025 (a)	10,286,000	8,588,810
Terraform Global Operating LLC 9.75%, 8/15/2022 (a) (b)	15,832,000	11,834,420

		406,427,366

ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Belden, Inc. 5.50%, 9/1/2022 (b)	12,620,000	12,683,100
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a) (b)	10,949,000	10,976,373
General Cable Corp. 5.75%, 10/1/2022 (a)	16,705,000	13,280,475
WESCO Distribution, Inc. 5.38%, 12/15/2021 (a)	11,678,000	11,853,170

		48,793,118

ENERGY-ALTERNATE SOURCES — 0.2%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (b)	11,435,000	11,134,831
TerraForm Power Operating LLC 5.88%, 2/1/2023 (b)	19,307,000	15,831,740

		26,966,571

ENGINEERING & CONSTRUCTION — 0.3%
AECOM:
5.75%, 10/15/2022	9,414,000	9,767,025
5.88%, 10/15/2024	17,790,000	18,234,750
SBA Communications Corp.
4.88%, 7/15/2022	12,175,000	12,327,188

		40,328,963

ENTERTAINMENT — 2.4%
AMC Entertainment, Inc. 5.75%, 6/15/2025 (a)	15,039,000	15,377,377
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	6,101,000	6,322,466
Cinemark USA, Inc.:
4.88%, 6/1/2023 (b)	3,500,000	3,473,750
4.88%, 6/1/2023	11,454,000	11,368,095
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018 (a)	8,444,000	8,612,880
4.88%, 11/1/2020 (a)	20,855,000	21,689,200
5.38%, 11/1/2023 (a)	12,629,000	12,658,047
International Game Technology PLC:
5.63%, 2/15/2020 (a) (b)	9,708,000	9,974,970
6.25%, 2/15/2022 (b)	29,441,000	29,882,615
6.50%, 2/15/2025 (b)	24,330,000	24,025,875
Isle of Capri Casinos, Inc.
5.88%, 3/15/2021	9,645,000	9,958,463
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (a)	10,941,000	11,187,173
Pinnacle Entertainment, Inc.:
6.38%, 8/1/2021	12,837,000	13,607,220
7.50%, 4/15/2021	13,830,000	14,365,913

Regal Entertainment Group 5.75%, 3/15/2022 (a)	17,677,000	18,207,310
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a) (b)	20,151,000	20,503,642
10.00%, 12/1/2022	40,237,000	32,591,970
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a) (b)	17,231,000	17,704,852
WMG Acquisition Corp. 6.75%, 4/15/2022 (a) (b)	12,462,000	12,399,690

		293,911,508

ENVIRONMENTAL CONTROL — 0.4%
Advanced Disposal Services, Inc. 8.25%, 10/1/2020	15,249,000	15,515,857
Clean Harbors, Inc.:
5.13%, 6/1/2021 (b)	2,500,000	2,531,250
5.13%, 6/1/2021	9,171,000	9,251,705
5.25%, 8/1/2020	16,559,000	16,972,975
Tervita Corp. 8.00%, 11/15/2018 (a) (b)	8,212,000	5,768,930

		50,040,717

FOOD — 1.8%
Albertson’s Holdings LLC/Safeway, Inc. 7.75%, 10/15/2022 (b)	14,562,000	15,763,365
B&G Foods, Inc. 4.63%, 6/1/2021 (a)	11,547,000	11,633,603
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	11,629,000	11,948,797
Ingles Markets, Inc. 5.75%, 6/15/2023	13,878,000	14,104,211
JBS USA LLC/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a) (b)	9,925,000	8,684,375
5.88%, 7/15/2024 (a) (b)	15,854,000	14,144,622
8.25%, 2/1/2020 (a) (b)	8,417,000	8,543,255
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a) (b)	12,201,000	12,247,364
Post Holdings, Inc.:
6.75%, 12/1/2021 (b)	12,421,000	13,042,050
7.38%, 2/15/2022	18,791,000	19,801,956
7.75%, 3/15/2024 (a) (b)	11,340,000	12,445,650
Smithfield Foods, Inc. 6.63%, 8/15/2022	18,887,000	20,067,437
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (b)	17,505,000	18,555,300
US Foods, Inc. 8.50%, 6/30/2019	29,988,000	30,812,670
WhiteWave Foods Co. 5.38%, 10/1/2022	11,331,000	12,124,170

		223,918,825

FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.75%, 3/15/2020	15,695,000	16,214,505

FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc. 5.50%, 7/15/2022 (a) (b)	12,025,000	11,566,547
Resolute Forest Products, Inc.
5.88%, 5/15/2023 (a)	15,422,000	10,120,687

		21,687,234

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE PRODUCTS — 1.5%
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (b)	$15,100,000	$14,920,310
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (b)	29,010,000	21,722,688
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (b)	23,596,000	20,882,460
Hologic, Inc. 5.25%, 7/15/2022 (b)	19,736,000	20,551,097
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018 (a)	36,291,000	36,291,000
12.50%, 11/1/2019	12,560,000	10,903,336
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.75%, 4/15/2023 (a)	3,000,000	2,415,000
4.88%, 4/15/2020 (a) (b)	9,611,000	8,981,480
5.63%, 10/15/2023 (a) (b)	17,275,000	15,677,062
5.75%, 8/1/2022 (a) (b)	19,080,000	17,530,704
Universal Hospital Services, Inc. 7.63%, 8/15/2020	13,813,000	12,777,025

		182,652,162

HEALTH CARE SERVICES — 6.4%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023 (a)	8,950,000	9,061,875
Amsurg Corp. 5.63%, 7/15/2022	17,131,000	17,719,878
Centene Corp. 4.75%, 5/15/2022 (a)	6,495,000	6,576,188
Centene Escrow Corp.:
5.63%, 2/15/2021 (b)	19,827,000	20,620,080
6.13%, 2/15/2024 (b)	15,302,000	16,105,355
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	21,369,000	21,529,267
5.13%, 8/1/2021	5,000,000	5,050,000
6.88%, 2/1/2022 (a)	57,102,000	51,534,555
8.00%, 11/15/2019 (a)	42,315,000	41,206,347
DaVita HealthCare Partners, Inc.:
5.00%, 5/1/2025	34,273,000	33,930,270
5.13%, 7/15/2024	27,520,000	27,811,712
5.75%, 8/15/2022	19,373,000	20,196,352
Envision Healthcare Corp. 5.13%, 7/1/2022 (a) (b)	6,322,000	6,416,830
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (b)	12,394,000	13,520,615
5.88%, 1/31/2022 (b)	15,143,000	16,604,299
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a) (b)	7,756,000	8,386,175
HCA, Inc.:
5.38%, 2/1/2025	52,163,000	52,684,630
6.50%, 2/15/2020	45,449,000	49,766,655
7.50%, 2/15/2022	39,077,000	44,094,487
HealthSouth Corp. 5.75%, 11/1/2024 (a)	17,970,000	18,203,610
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	17,437,000	17,154,521

inVentiv Health, Inc.:
9.00%, 1/15/2018 (b)	14,538,000	15,028,657
Series 144, PIK, 10.00%, 8/15/2018 (b)	10,314,609	10,417,755
Kindred Healthcare, Inc.:
6.38%, 4/15/2022 (a)	11,129,000	10,016,100
8.00%, 1/15/2020	12,297,000	12,204,773
8.75%, 1/15/2023	15,156,000	14,473,980
LifePoint Health, Inc.:
5.50%, 12/1/2021	14,466,000	15,116,970
5.88%, 12/1/2023 (a)	8,055,000	8,397,338
MEDNAX, Inc. 5.25%, 12/1/2023 (b)	16,396,000	17,010,850
Molina Healthcare, Inc. 5.38%, 11/15/2022 (b)	14,080,000	14,432,000
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (b)	17,888,000	18,558,800
Select Medical Corp. 6.38%, 6/1/2021 (a)	17,622,000	16,652,790
Tenet Healthcare Corp.:
6.00%, 10/1/2020 (a)	30,357,000	32,481,990
6.75%, 6/15/2023 (a)	38,438,000	36,900,480
8.13%, 4/1/2022	54,933,000	56,515,070
WellCare Health Plans, Inc. 5.75%, 11/15/2020 (a)	17,847,000	18,471,645

		794,852,899

HOLDING COMPANIES-DIVERS — 0.9%
Alphabet Holding Co., Inc. PIK, 7.75%, 11/1/2017 (a)	15,090,000	15,165,450
Argos Merger Sub, Inc. 7.13%, 3/15/2023 (a) (b)	37,586,000	39,747,195
HRG Group, Inc.:
7.75%, 1/15/2022	14,736,000	14,588,640
7.88%, 7/15/2019	13,281,000	13,972,940
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a) (b)	5,494,000	5,700,025
Opal Acquisition, Inc. 8.88%, 12/15/2021 (b)	12,900,000	8,997,750
Stena AB 7.00%, 2/1/2024 (a) (b)	13,600,000	11,288,000

		109,460,000

HOME BUILDERS — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (b)	9,765,000	8,617,613
6.50%, 12/15/2020 (a) (b)	11,215,000	10,654,250
DR Horton, Inc.:
3.75%, 3/1/2019	7,693,000	7,846,860
4.00%, 2/15/2020	7,769,000	7,963,225
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	11,974,000	9,908,485
Lennar Corp.:
4.50%, 6/15/2019	8,840,000	9,127,300
4.50%, 11/15/2019 (a)	6,945,000	7,144,669
4.75%, 11/15/2022	14,699,000	14,735,747
PulteGroup, Inc. 5.50%, 3/1/2026 (a)	10,000,000	10,206,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (b)	9,434,000	9,292,490

		95,496,889

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.5%
Avon Products, Inc.:
6.35%, 3/15/2020 (a)	$6,931,000	$5,492,818
6.75%, 3/15/2023	10,691,000	7,323,335
Edgewell Personal Care Co.:
4.70%, 5/19/2021	6,159,000	6,520,841
4.70%, 5/24/2022	12,905,000	13,187,297
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a) (b)	12,994,000	12,474,240
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (a)	10,819,000	11,035,380

		56,033,911

HOUSEHOLD PRODUCTS & WARES — 0.5%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	9,729,000	10,288,418
Spectrum Brands, Inc.:
5.75%, 7/15/2025	13,623,000	14,474,437
6.38%, 11/15/2020	6,718,000	7,074,054
6.63%, 11/15/2022	13,337,000	14,386,622
Sun Products Corp. 7.75%, 3/15/2021 (b)	11,958,000	11,001,360

		57,224,891

HOUSEWARES — 0.1%
RSI Home Products, Inc. 6.50%, 3/15/2023 (a) (b)	12,838,000	13,351,520

INSURANCE — 0.7%
CNO Financial Group, Inc. 5.25%, 5/30/2025	12,488,000	12,744,004
Genworth Holdings, Inc. 7.63%, 9/24/2021	11,880,000	10,086,120
HUB International, Ltd. 7.88%, 10/1/2021 (b)	24,663,000	24,201,802
USI, Inc. 7.75%, 1/15/2021 (b)	13,808,000	13,808,000
Voya Financial, Inc. 5.65%, 5/15/2053 (c)	16,864,000	15,767,840
Wayne Merger Sub LLC 8.25%, 8/1/2023 (b)	12,075,000	12,044,812

		88,652,578

INTERNET — 0.9%
Netflix, Inc.:
5.38%, 2/1/2021	11,391,000	11,875,118
5.50%, 2/15/2022 (a)	10,535,000	11,002,754
5.88%, 2/15/2025 (a)	18,873,000	19,954,423
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	15,385,000	13,384,950
VeriSign, Inc. 4.63%, 5/1/2023	16,503,000	16,626,772
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/1/2023	29,612,000	29,315,880
6.38%, 5/15/2025 (b)	4,000,000	3,910,400

		106,070,297

IRON/STEEL — 0.7%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	10,646,000	8,862,795
ArcelorMittal:
5.13%, 6/1/2020	6,000,000	5,760,000
6.13%, 6/1/2025	5,000,000	4,597,500
7.25%, 2/25/2022 (a)	27,285,000	27,012,150

Cliffs Natural Resources, Inc. 8.25%, 3/31/2020 (a) (b)	11,133,000	9,407,385
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a) (b)	10,403,000	9,362,700
Steel Dynamics, Inc.:
5.13%, 10/1/2021	16,815,000	17,067,225
5.50%, 10/1/2024 (a)	8,010,000	8,130,150

		90,199,905

IT SERVICES — 0.5%
IHS, Inc. 5.00%, 11/1/2022	10,234,000	10,515,435
NCR Corp.:
4.63%, 2/15/2021	9,448,000	9,353,520
5.00%, 7/15/2022	12,682,000	12,571,033
6.38%, 12/15/2023	14,174,000	14,616,937
Riverbed Technology, Inc. 8.88%, 3/1/2023 (b)	11,915,000	11,855,425

		58,912,350

LEISURE TIME — 0.7%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a) (b)	11,672,000	9,483,500
NCL Corp., Ltd.:
4.63%, 11/15/2020 (b)	9,837,000	9,861,592
5.25%, 11/15/2019 (b)	14,076,000	14,357,520
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (a)	13,128,000	13,866,450
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (b)	15,985,000	16,263,139
5.38%, 4/15/2023 (a) (b)	7,348,000	7,494,960
Viking Cruises, Ltd. 8.50%, 10/15/2022 (b)	12,417,000	11,734,065

		83,061,226

LODGING — 2.0%
Boyd Gaming Corp.:
6.38%, 4/1/2026 (b)	4,000,000	4,142,000
6.88%, 5/15/2023	18,722,000	19,892,125
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020 (a)	20,129,000	19,625,775
11.00%, 10/1/2021 (a)	23,783,000	20,215,550
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022 (a)	14,385,000	11,299,418
FelCor Lodging L.P. 5.63%, 3/1/2023	8,698,000	8,850,215
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	30,101,000	31,190,656
MGM Resorts International:
6.00%, 3/15/2023 (a)	25,813,000	26,651,922
6.63%, 12/15/2021	25,843,000	27,587,402
7.75%, 3/15/2022 (a)	18,250,000	20,303,125
Station Casinos LLC 7.50%, 3/1/2021 (a)	10,916,000	11,557,861

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	$7,816,000	$7,151,640
5.38%, 3/15/2022 (a)	7,502,000	7,546,262
5.50%, 3/1/2025 (a) (b)	36,150,000	34,085,835

		250,099,786

MACHINERY, CONSTRUCTION & MINING — 0.3%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a) (b)	15,681,000	14,446,905
Joy Global, Inc. 5.13%, 10/15/2021 (a)	10,360,000	8,806,000
Terex Corp. 6.00%, 5/15/2021	11,975,000	11,496,000

		34,748,905

MACHINERY-DIVERSIFIED — 0.7%
Case New Holland Industrial, Inc. 7.88%, 12/1/2017 (a)	27,704,000	29,851,060
CNH Industrial Capital LLC:
3.63%, 4/15/2018	13,360,000	13,355,992
3.88%, 7/16/2018	4,467,000	4,455,833
4.38%, 11/6/2020 (a)	7,907,000	7,808,162
Gardner Denver, Inc. 6.88%, 8/15/2021 (a) (b)	12,288,000	10,045,440
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)	22,166,000	24,050,110

		89,566,597

MEDIA — 9.4%
Altice US Finance I Corp. 5.38%, 7/15/2023 (b)	23,385,000	23,955,594
AMC Networks, Inc.:
4.75%, 12/15/2022 (a)	15,797,000	15,797,000
5.00%, 4/1/2024	9,250,000	9,250,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022	17,783,000	18,316,490
5.88%, 4/1/2024 (a) (b)	33,791,000	35,311,595
CCOH Safari LLC 5.75%, 2/15/2026 (b)	42,475,000	43,961,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (b)	17,452,000	16,143,100
5.13%, 12/15/2021 (b)	13,400,000	12,395,000
6.38%, 9/15/2020 (b)	26,528,000	26,329,040
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	13,059,000	12,438,697
Series B, 6.50%, 11/15/2022	39,449,000	39,251,755
Series B, 7.63%, 3/15/2020	38,098,000	34,859,670
CSC Holdings LLC 6.75%, 11/15/2021	16,246,000	16,644,027
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (a)	7,543,000	2,866,340

DISH DBS Corp.:
5.88%, 7/15/2022 (a)	40,526,000	38,564,542
5.88%, 11/15/2024	36,548,000	33,532,790
6.75%, 6/1/2021	32,921,000	33,908,630
Gray Television, Inc. 7.50%, 10/1/2020	7,192,000	7,587,560

iHeartCommunications, Inc.:
9.00%, 12/15/2019 (a)	28,277,000	20,854,287
9.00%, 3/1/2021	20,646,000	14,348,970
9.00%, 9/15/2022 (a)	8,600,000	5,934,000
10.63%, 3/15/2023	500,000	345,000
McClatchy Co. 9.00%, 12/15/2022 (a)	12,462,000	11,589,660
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021 (a)	15,610,000	16,858,800
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	12,638,000	12,543,215
Neptune Finco Corp.
10.88%, 10/15/2025 (b)	40,575,000	44,023,875
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (a)	12,323,000	12,754,305
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (a)	8,645,000	8,839,513
5.00%, 4/15/2022 (a) (b)	42,315,000	42,949,725
Numericable-SFR SA:
4.88%, 5/15/2019 (b)	40,787,000	40,583,065
6.00%, 5/15/2022 (b)	71,440,000	69,475,400
6.25%, 5/15/2024 (b)	28,135,000	27,276,882
Quebecor Media, Inc. 5.75%, 1/15/2023 (a)	11,923,000	12,250,883
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	9,465,000	9,748,950
5.63%, 8/1/2024 (b)	10,381,000	10,549,691
6.13%, 10/1/2022 (a)	14,105,000	14,828,586
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (b)	15,462,000	15,755,778
5.88%, 10/1/2020 (b)	14,193,000	14,811,815
6.00%, 7/15/2024 (b)	27,328,000	28,694,400
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	9,379,000	9,566,580
TEGNA, Inc.:
5.13%, 10/15/2019	13,532,000	14,067,867
5.13%, 7/15/2020	11,382,000	11,823,622
6.38%, 10/15/2023 (a)	15,214,000	16,317,015
Time, Inc. 5.75%, 4/15/2022 (b)	17,027,000	15,063,787
Tribune Media Co. 5.88%, 7/15/2022 (a) (b)	24,898,000	24,325,346
Unitymedia GmbH 6.13%, 1/15/2025 (b)	14,894,000	15,340,820
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (b)	14,835,000	14,835,000
5.50%, 1/15/2023 (b)	18,843,000	19,314,075
Univision Communications, Inc.:
5.13%, 5/15/2023 (b)	26,293,000	26,293,000
5.13%, 2/15/2025 (b)	25,087,000	24,710,695
6.75%, 9/15/2022 (b)	24,015,000	25,395,862
Videotron, Ltd.:
5.00%, 7/15/2022	7,846,000	8,100,995
5.38%, 6/15/2024 (a) (b)	13,636,000	14,113,260

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Western Digital Corp.:
7.38%, 4/1/2023 (b)	$1,200,000	$1,222,560
10.50%, 4/1/2024 (b)	54,500,000	54,636,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019 (a)	19,001,000	18,917,396

		1,170,174,385

METAL FABRICATE & HARDWARE — 0.2%
JMC Steel Group, Inc. 8.25%, 3/15/2018 (a) (b)	17,236,000	15,426,220
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a) (b)	7,972,000	7,015,360

		22,441,580

MINING — 2.8%
Alcoa, Inc.:
5.13%, 10/1/2024 (a)	21,683,000	20,598,850
5.40%, 4/15/2021 (a)	25,223,000	25,853,575
Aleris International, Inc. 9.50%, 4/1/2021 (b)	5,800,000	5,903,240
Anglo American Capital PLC:
2.63%, 4/3/2017 (a) (b)	2,000,000	1,965,000
2.63%, 9/27/2017 (b)	11,000,000	10,670,000
3.63%, 5/14/2020 (a) (b)	17,100,000	14,663,250
4.88%, 5/14/2025 (a) (b)	13,000,000	10,579,400
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	9,624,000	8,757,840
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a) (b)	24,094,000	16,504,390
7.00%, 2/15/2021 (a) (b)	22,653,000	15,347,407
7.25%, 5/15/2022 (a) (b)	10,970,000	7,432,175
FMG Resources August 2006 Pty, Ltd.:
8.25%, 11/1/2019 (a) (b)	17,438,000	16,653,290
9.75%, 3/1/2022 (b)	32,196,000	32,035,020
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020 (a)	3,400,000	2,516,000
3.55%, 3/1/2022 (a)	38,650,000	26,958,375
3.88%, 3/15/2023 (a)	38,952,000	26,584,740
5.45%, 3/15/2043 (a)	30,700,000	18,727,000
HudBay Minerals, Inc. 9.50%, 10/1/2020 (a)	18,379,000	13,049,090
IAMGOLD Corp. 6.75%, 10/1/2020 (b)	14,565,000	11,032,987
Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	7,893,000	6,787,980
Kinross Gold Corp.:
5.13%, 9/1/2021 (a)	3,425,000	3,168,125
5.95%, 3/15/2024	5,800,000	4,930,000
Lundin Mining Corp. 7.50%, 11/1/2020 (a) (b)	11,870,000	11,306,175
New Gold, Inc. 6.25%, 11/15/2022 (b)	10,590,000	8,961,788
Teck Resources, Ltd.:
3.75%, 2/1/2023	16,604,000	10,882,262
4.75%, 1/15/2022 (a)	12,750,000	8,861,250
6.25%, 7/15/2041 (a)	16,350,000	9,401,250

		350,130,459

MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc. 5.00%, 3/15/2022 (b)	13,845,000	13,775,775
Bombardier, Inc.:
6.00%, 10/15/2022 (b)	25,795,000	19,346,250
6.13%, 1/15/2023 (b)	26,269,000	19,833,095
7.50%, 3/15/2025 (a) (b)	24,115,000	18,327,400
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a) (b)	11,574,000	9,895,770

		81,178,290

OFFICE & BUSINESS EQUIPMENT — 0.2%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	8,904,000	8,948,520
5.50%, 12/1/2024 (a)	9,706,000	10,045,710
6.00%, 8/15/2022 (a)	9,726,000	10,266,766

		29,260,996

OIL & GAS — 8.6%
American Energy-Permian Basin LLC 13.00%, 11/30/2020 (a) (b)	17,050,000	18,286,125
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	11,345,000	3,375,138
7.38%, 11/1/2021 (a) (b)	8,130,000	2,449,163
Antero Resources Corp.:
5.13%, 12/1/2022	22,259,000	20,033,100
5.38%, 11/1/2021	16,360,000	15,133,000
5.63%, 6/1/2023 (a)	15,223,000	14,014,294
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	10,135,000	4,814,125
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a) (b)	13,696,000	11,401,920
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	10,442,000	2,897,655
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 7.88%, 4/15/2022	13,917,000	1,322,115
California Resources Corp.:
5.50%, 9/15/2021	9,251,000	2,035,220
6.00%, 11/15/2024	11,235,000	2,527,875
8.00%, 12/15/2022 (b)	43,243,000	16,648,555
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021 (a)	18,440,000	13,092,400
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (a)	11,915,000	10,500,689
7.50%, 9/15/2020 (a)	12,207,000	11,383,027
Cenovus Energy, Inc.:
3.00%, 8/15/2022	8,821,000	7,850,690
3.80%, 9/15/2023	2,000,000	1,790,000
4.45%, 9/15/2042	7,100,000	5,489,010
6.75%, 11/15/2039	830,000	792,650
CHC Helicopter SA 9.25%, 10/15/2020 (a)	11,323,800	4,784,306
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (a)	4,000,000	1,425,000
6.13%, 2/15/2021	5,000,000	1,925,000
8.00%, 12/15/2022 (a) (b)	49,266,000	24,140,340

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Comstock Resources, Inc. 10.00%, 3/15/2020 (a) (b)	$10,276,000	$5,060,930
Concho Resources, Inc.:
5.50%, 10/1/2022	11,600,000	11,397,000
5.50%, 4/1/2023 (a)	25,419,000	24,910,620
6.50%, 1/15/2022	8,927,000	9,016,270
7.00%, 1/15/2021 (a)	5,855,000	5,913,550
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)	9,000,000	7,155,000
4.50%, 4/15/2023	37,500,000	31,361,250
5.00%, 9/15/2022	36,500,000	31,390,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	11,633,000	10,237,040
Denbury Resources, Inc.:
4.63%, 7/15/2023	20,345,000	8,341,450
5.50%, 5/1/2022	22,284,000	9,972,090
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	15,000,000	9,825,000
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a) (b)	7,700,000	4,543,000
Eclipse Resources Corp. 8.88%, 7/15/2023 (b)	7,950,000	4,014,750
Encana Corp. 3.90%, 11/15/2021 (a)	11,500,000	10,077,450
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (b)	7,215,000	6,709,950
EnQuest PLC 7.00%, 4/15/2022 (b)	11,875,000	5,284,375
Ensco PLC:
4.50%, 10/1/2024	13,000,000	7,182,500
5.20%, 3/15/2025	14,000,000	7,840,000
5.75%, 10/1/2044	21,000,000	10,395,000
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	15,631,000	7,190,260
9.38%, 5/1/2020 (a)	37,541,000	18,958,205
Gulfport Energy Corp. 7.75%, 11/1/2020 (a)	11,712,000	11,653,440
Halcon Resources Corp.:
8.63%, 2/1/2020 (a) (b)	15,520,000	10,980,400
13.00%, 2/15/2022 (a) (b)	15,400,000	4,581,500
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (b)	9,496,000	8,166,560
5.75%, 10/1/2025 (b)	9,891,000	8,506,260
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022	7,955,000	4,355,363
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a) (b)	18,075,000	9,410,297
Laredo Petroleum, Inc.
7.38%, 5/1/2022 (a)	12,801,000	10,880,850
Legacy Reserves L.P./Legacy Reserves Finance Corp. 6.63%, 12/1/2021	7,950,000	1,510,500
MEG Energy Corp.:
6.38%, 1/30/2023 (b)	14,083,000	8,379,385
6.50%, 3/15/2021 (b)	3,146,000	1,887,600
7.00%, 3/31/2024 (b)	17,172,000	10,131,480

Memorial Production Partners L.P./Memorial Production Finance Corp. 7.63%, 5/1/2021	8,528,000	2,430,480
Memorial Resource Development Corp. 5.88%, 7/1/2022 (a)	13,815,000	11,673,675
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.00%, 6/1/2020 (a)	8,285,000	3,065,450
Murphy Oil Corp.:
2.50%, 12/1/2017	12,950,000	12,140,625
3.70%, 12/1/2022	8,700,000	6,894,750
4.00%, 6/1/2022 (a)	12,800,000	10,112,000
Newfield Exploration Co.:
5.38%, 1/1/2026	14,889,000	13,623,435
5.63%, 7/1/2024	24,514,000	23,043,160
5.75%, 1/30/2022	9,513,000	9,272,321
Noble Holding International, Ltd.:
5.25%, 3/15/2042	4,044,000	2,001,780
7.95%, 4/1/2045	4,000,000	2,200,000
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (a)	6,792,000	4,075,200
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (a)	22,693,000	16,792,820
Pacific Drilling SA 5.38%, 6/1/2020 (a) (b)	12,240,000	3,794,400
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	7,310,000	2,631,600
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (b)	14,698,000	14,698,000
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023 (b)	12,010,000	11,349,450
8.25%, 2/15/2020 (a)	10,017,000	10,304,989
PDC Energy, Inc. 7.75%, 10/15/2022 (a)	10,742,000	10,795,710
Penn Virginia Corp. 8.50%, 5/1/2020	11,102,000	1,387,750
Puma International Financing SA:
6.75%, 2/1/2021 (b)	12,845,000	12,340,384
6.75%, 2/1/2021 (b)	9,885,000	9,496,668
QEP Resources, Inc.:
5.25%, 5/1/2023	13,961,000	12,215,875
5.38%, 10/1/2022	10,766,000	9,447,165
Range Resources Corp.:
4.88%, 5/15/2025 (a) (b)	13,800,000	12,006,000
5.00%, 8/15/2022 (a)	8,198,000	7,070,775
5.00%, 3/15/2023 (a)	20,141,000	17,069,497
Rice Energy, Inc. 6.25%, 5/1/2022 (a)	15,318,000	13,403,250
Rowan Cos., Inc.:
4.88%, 6/1/2022	15,750,000	11,163,600
7.88%, 8/1/2019	1,300,000	1,208,220
RSP Permian, Inc. 6.63%, 10/1/2022	8,425,000	8,277,563
Sanchez Energy Corp.:
6.13%, 1/15/2023 (a)	18,773,000	10,090,487
7.75%, 6/15/2021 (a)	13,634,000	7,839,550
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	16,925,000	16,967,312

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Seventy Seven Operating LLC 6.63%, 11/15/2019	$7,136,000	$1,908,880
SM Energy Co.:
5.00%, 1/15/2024 (a)	7,244,000	4,996,187
5.63%, 6/1/2025	12,034,000	8,303,460
6.13%, 11/15/2022	9,013,000	6,534,425
Southwestern Energy Co.:
3.30%, 1/23/2018	6,675,000	5,331,656
4.05%, 1/23/2020	11,150,000	8,111,625
4.10%, 3/15/2022	16,450,000	10,939,250
4.95%, 1/23/2025 (a)	9,500,000	6,507,500
7.50%, 2/1/2018 (a)	10,000,000	8,400,000
Stone Energy Corp. 7.50%, 11/15/2022 (a)	10,436,000	2,909,035
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020 (b)	12,362,000	12,238,380
6.38%, 4/1/2023 (b)	13,519,000	13,519,000
Transocean, Inc.:
3.00%, 10/15/2017 (a)	7,714,000	7,231,875
4.30%, 10/15/2022 (a)	10,399,000	5,719,450
7.13%, 12/15/2021 (a)	26,150,000	17,912,750
Tullow Oil PLC:
6.00%, 11/1/2020 (b)	13,849,000	9,936,657
6.25%, 4/15/2022 (a) (b)	14,085,000	9,782,032
Ultra Petroleum Corp. 6.13%, 10/1/2024 (b)	16,781,000	1,258,575
Unit Corp. 6.63%, 5/15/2021 (a)	13,020,000	6,483,960
W&T Offshore, Inc. 8.50%, 6/15/2019	12,994,000	1,526,795
Whiting Petroleum Corp.:
5.00%, 3/15/2019	19,509,000	13,461,210
5.75%, 3/15/2021 (a)	21,252,000	14,132,580
6.25%, 4/1/2023 (a)	14,535,000	9,774,788
WPX Energy, Inc.:
5.25%, 9/15/2024 (a)	11,415,000	7,734,804
6.00%, 1/15/2022	16,008,000	11,685,840
7.50%, 8/1/2020	13,208,000	10,302,240

		1,072,857,617

OIL & GAS SERVICES — 0.4%
CGG SA 6.50%, 6/1/2021 (a)	8,902,000	3,427,270
FTS International, Inc. 6.25%, 5/1/2022	6,430,000	707,300
Globe Luxembourg SCA 9.63%, 5/1/2018 (a) (b)	8,543,000	6,364,535
Gulfmark Offshore, Inc. 6.38%, 3/15/2022 (a)	8,089,000	3,761,385
McDermott International, Inc. 8.00%, 5/1/2021 (b)	11,850,000	9,065,250
PHI, Inc. 5.25%, 3/15/2019 (a)	8,637,000	7,600,560
SESI LLC:
6.38%, 5/1/2019	3,850,000	3,126,031
7.13%, 12/15/2021	7,283,000	5,509,469
Weatherford International, Ltd. 4.50%, 4/15/2022 (a)	13,375,000	10,733,437

		50,295,237

PACKAGING & CONTAINERS — 2.1%
Ardagh Finance Holdings SA PIK, 8.63%, 6/15/2019 (a) (b)	18,789,634	18,108,510
Ball Corp.:
4.00%, 11/15/2023	11,918,000	11,709,435
4.38%, 12/15/2020	12,410,000	12,875,375
5.00%, 3/15/2022	1,939,000	2,026,255
5.25%, 7/1/2025 (a)	25,345,000	26,548,887
Berry Plastics Corp.:
5.13%, 7/15/2023 (a)	17,124,000	17,231,025
5.50%, 5/15/2022 (a)	7,845,000	8,060,738
BWAY Holding Co. 9.13%, 8/15/2021 (b)	9,094,000	8,093,660
Coveris Holdings SA 7.88%, 11/1/2019 (b)	14,869,000	13,307,755
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)	13,617,000	13,889,340
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a) (b)	12,625,000	12,852,250
5.88%, 8/15/2023 (a) (b)	9,373,000	9,736,672
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	59,960,000	61,536,948
8.25%, 2/15/2021 (a)	23,800,000	24,335,500
9.88%, 8/15/2019	19,144,000	19,791,067
Silgan Holdings, Inc. 5.00%, 4/1/2020	6,726,000	6,826,890

		266,930,307

PHARMACEUTICALS — 2.2%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	18,151,000	18,241,755
Endo Finance LLC/Endo Finco, Inc. 5.88%, 1/15/2023 (b)	17,206,000	16,345,700
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a) (b)	30,216,000	28,442,321
6.00%, 2/1/2025 (a) (b)	24,250,000	22,673,750
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022	15,429,000	15,949,729
JLL/Delta Dutch Pledgeco B.V. PIK, 8.75%, 5/1/2020 (b)	10,179,000	9,924,525
Quintiles Transnational Corp. 4.88%, 5/15/2023 (b)	18,457,000	18,888,894
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/2023 (b)	59,365,000	46,381,874
6.13%, 4/15/2025 (a) (b)	58,883,000	45,339,910
6.38%, 10/15/2020 (b)	44,255,000	36,621,012
Vizient, Inc. 10.38%, 3/1/2024 (b)	13,230,000	14,189,175

		272,998,645

PIPELINES — 3.1%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020 (a)	11,794,000	9,376,230

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.13%, 3/1/2022 (a)	$13,227,000	$9,920,250
6.25%, 4/1/2023 (b)	12,790,000	9,528,550
DCP Midstream LLC:
4.75%, 9/30/2021 (a) (b)	8,250,000	6,187,500
5.85%, 5/21/2043 (b) (c)	16,641,000	8,611,718
DCP Midstream Operating L.P.:
2.50%, 12/1/2017 (a)	8,408,000	7,903,520
3.88%, 3/15/2023	11,132,000	9,016,920
Energy Transfer Equity L.P.:
5.50%, 6/1/2027 (a)	15,005,000	12,041,512
5.88%, 1/15/2024 (a)	27,237,000	23,287,635
Genesis Energy L.P./Genesis Energy Finance Corp. 6.75%, 8/1/2022 (a)	12,690,000	11,801,700
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	13,144,000	12,092,480
NGPL PipeCo LLC 9.63%, 6/1/2019 (a) (b)	13,575,000	13,368,660
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	11,023,000	8,494,599
ONEOK, Inc.:
4.25%, 2/1/2022	12,164,000	10,339,400
7.50%, 9/1/2023 (a)	8,422,000	8,169,340
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (a) (b)	11,695,000	11,314,913
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	32,079,000	30,876,037
5.63%, 3/1/2025 (a)	39,184,000	37,322,760
5.75%, 5/15/2024	40,504,000	38,681,320
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	12,974,000	12,227,995
4.25%, 11/15/2023 (a)	9,760,000	8,564,400
5.00%, 1/15/2018 (a)	24,140,000	24,140,000
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (a) (b)	6,645,000	6,611,775
6.13%, 10/15/2021 (a)	12,000,000	12,000,000
6.25%, 10/15/2022 (a) (b)	14,480,000	14,443,800
Williams Cos., Inc.:
3.70%, 1/15/2023 (a)	12,500,000	9,360,000
4.55%, 6/24/2024 (a)	20,908,000	15,890,080
5.75%, 6/24/2044	13,000,000	8,612,500

		390,185,594

REAL ESTATE — 0.3%
Howard Hughes Corp 6.88%, 10/1/2021 (b)	17,880,000	17,611,800
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	12,290,000	11,982,750
Realogy Group LLC/Realogy Co-Issuer Corp. 5.25%, 12/1/2021 (a) (b)	9,540,000	9,850,050

		39,444,600

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Communications Sales & Leasing, Inc./CSL Capital LLC 8.25%, 10/15/2023	21,857,000	20,217,725

DuPont Fabros Technology L.P. 5.88%, 9/15/2021	13,917,000	14,456,284
Equinix, Inc.:
5.38%, 1/1/2022	11,175,000	11,636,528
5.38%, 4/1/2023	17,620,000	18,192,650
5.88%, 1/15/2026 (a)	25,545,000	26,965,302
ESH Hospitality, Inc. 5.25%, 5/1/2025 (b)	26,705,000	25,978,624
Iron Mountain, Inc.:
5.75%, 8/15/2024	22,076,000	22,710,685
6.00%, 10/1/2020 (a) (b)	17,060,000	17,976,975
6.00%, 8/15/2023 (a)	12,217,000	12,888,935
iStar, Inc.:
4.00%, 11/1/2017	13,690,000	13,446,318
5.00%, 7/1/2019 (a)	16,505,000	15,968,587
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	8,600,000	9,132,125
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	12,404,000	12,473,462
Vereit Operating Partnership L.P.:
3.00%, 2/6/2019	11,155,000	10,958,672
4.60%, 2/6/2024	11,656,000	11,597,720

		244,600,592

RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (b)	26,487,000	26,685,652
6.00%, 4/1/2022 (a) (b)	38,359,000	39,797,462
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	9,984,000	10,213,632
7.00%, 5/20/2022	19,985,000	20,784,400
Chinos Intermediate Holdings A, Inc. PIK, 7.75%, 5/1/2019 (b)	8,203,000	4,009,216
Claire’s Stores, Inc. 9.00%, 3/15/2019 (b)	22,133,000	15,714,430
CST Brands, Inc. 5.00%, 5/1/2023	8,960,000	9,004,800
Dollar Tree, Inc.:
5.25%, 3/1/2020 (b)	19,059,000	19,941,432
5.75%, 3/1/2023 (b)	39,478,000	41,747,985
Dufry Finance SCA 5.50%, 10/15/2020 (b)	10,475,000	10,894,000
Ferrellgas L.P./Ferrellgas Finance Corp. 6.75%, 6/15/2023 (b)	12,875,000	11,330,000
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (a)	10,350,000	10,220,625
Guitar Center, Inc. 6.50%, 4/15/2019 (b)	12,548,000	11,230,460
L Brands, Inc.:
5.63%, 2/15/2022 (a)	13,369,000	14,538,788
5.63%, 10/15/2023	13,500,000	14,782,500
6.88%, 11/1/2035	21,760,000	23,718,400
Landry’s, Inc. 9.38%, 5/1/2020 (b)	9,063,000	9,527,479
Men’s Wearhouse, Inc. 7.00%, 7/1/2022	11,349,000	9,618,278
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	12,924,000	13,505,580

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	$19,375,000	$16,662,500
PIK, 8.75%, 10/15/2021 (a) (b)	12,158,000	9,368,955
Penske Automotive Group, Inc. 5.75%, 10/1/2022	7,204,000	7,321,065
PVH Corp. 4.50%, 12/15/2022 (a)	15,127,000	15,505,175
Rite Aid Corp.:
6.13%, 4/1/2023 (b)	38,742,000	41,066,520
6.75%, 6/15/2021	13,529,000	14,256,860
9.25%, 3/15/2020	14,670,000	15,421,837
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025 (a)	13,779,000	14,674,635
5.75%, 6/1/2022	6,814,000	7,103,595
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (a) (b)	17,740,000	18,272,200
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024 (a)	8,206,000	7,918,790
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a) (b)	13,115,000	12,098,588

		496,935,839

SEMICONDUCTORS — 1.2%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019 (a)	11,655,000	9,324,000
Amkor Technology, Inc. 6.38%, 10/1/2022 (a)	12,495,000	11,901,487
Micron Technology, Inc.:
5.25%, 8/1/2023 (b)	24,158,000	19,628,375
5.50%, 2/1/2025 (a)	18,674,000	15,090,459
5.88%, 2/15/2022 (a)	9,488,000	8,207,120
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (b)	14,374,000	14,553,675
4.13%, 6/15/2020 (b)	9,157,000	9,248,570
5.75%, 2/15/2021 (b)	7,325,000	7,672,938
Qorvo, Inc. 7.00%, 12/1/2025 (b)	15,735,000	16,443,075
Sensata Technologies B.V.:
4.88%, 10/15/2023 (b)	8,765,000	8,808,825
5.00%, 10/1/2025 (b)	14,075,000	14,215,750
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a) (b)	17,760,000	19,047,600

		154,141,874

SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (b)	10,380,000	10,873,050
5.00%, 11/15/2025 (a) (b)	14,620,000	15,260,356

		26,133,406

SOFTWARE — 2.9%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (b)	21,022,000	22,073,100
6.13%, 9/15/2023 (b)	9,496,000	10,231,940
BMC Software Finance, Inc. 8.13%, 7/15/2021 (b)	32,332,000	22,955,720
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (b)	10,105,000	6,921,925
First Data Corp.:
5.00%, 1/15/2024 (a) (b)	33,175,000	33,218,127

5.75%, 1/15/2024 (b)	36,300,000	36,205,620
7.00%, 12/1/2023 (a) (b)	65,905,000	66,564,050
IMS Health, Inc. 6.00%, 11/1/2020 (a) (b)	10,650,000	10,942,875
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (b)	18,099,000	13,483,755
Infor US, Inc.:
5.75%, 8/15/2020 (a) (b)	8,894,000	9,138,585
6.50%, 5/15/2022 (a)	31,749,000	28,875,716
Informatica LLC 7.13%, 7/15/2023 (a) (b)	16,368,000	15,754,200
MSCI, Inc.:
5.25%, 11/15/2024 (b)	12,840,000	13,273,350
5.75%, 8/15/2025 (b)	18,535,000	19,461,750
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	15,387,000	15,608,573
Open Text Corp. 5.63%, 1/15/2023 (b)	10,883,000	11,046,245
Rackspace Hosting, Inc.
6.50%, 1/15/2024 (a) (b)	10,525,000	10,314,500
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023 (b)	14,924,000	15,409,030

		361,479,061

STORAGE & WAREHOUSING — 0.1%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a) (b)	19,637,000	15,120,490
10.75%, 10/15/2019 (b)	11,346,000	3,347,070

		18,467,560

TELECOMMUNICATIONS — 10.4%
Altice Financing SA:
6.50%, 1/15/2022 (a) (b)	18,431,000	18,682,122
6.63%, 2/15/2023 (b)	40,186,000	40,186,000
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	30,781,000	29,435,870
7.75%, 5/15/2022 (a) (b)	48,672,000	47,698,560
Avanti Communications Group PLC
10.00%, 10/1/2019 (a) (b)	9,709,000	7,075,434
Avaya, Inc. 10.50%, 3/1/2021 (b)	19,717,000	6,013,685
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021 (a)	18,590,000	18,787,054
Series T, 5.80%, 3/15/2022 (a)	31,049,000	29,921,921
Series V, 5.63%, 4/1/2020 (a)	13,172,000	13,343,236
Series Y, 7.50%, 4/1/2024 (e)	8,500,000	8,521,250
CommScope Technologies Finance LLC 6.00%, 6/15/2025 (a) (b)	31,917,000	32,156,378
CommScope, Inc.:
5.00%, 6/15/2021 (b)	10,334,000	10,385,670
5.50%, 6/15/2024 (b)	10,293,000	10,357,331
Consolidated Communications, Inc. 6.50%, 10/1/2022	12,950,000	11,266,500
DigitalGlobe, Inc. 5.25%, 2/1/2021 (b)	13,312,000	12,113,920
Frontier Communications Corp.:
8.88%, 9/15/2020 (b)	20,550,000	21,320,625
10.50%, 9/15/2022 (b)	39,775,000	40,669,937
11.00%, 9/15/2025 (b)	68,020,000	68,108,426

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	$19,338,000	$21,271,800
7.63%, 6/15/2021	20,235,000	22,468,944
Inmarsat Finance PLC 4.88%, 5/15/2022 (a) (b)	21,469,000	20,234,533
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)	29,780,000	17,942,450
7.25%, 4/1/2019	23,480,000	17,316,500
7.25%, 10/15/2020	14,391,000	9,282,195
Intelsat Luxembourg SA 7.75%, 6/1/2021	24,624,000	7,278,854
Koninklijke KPN NV VRN, 7.00%, 3/28/2073 (a) (b) (c)	11,740,000	12,123,898
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (b)	4,400,000	4,433,000
5.38%, 8/15/2022	19,074,000	19,372,031
5.38%, 1/15/2024 (b)	18,550,000	18,791,150
5.38%, 5/1/2025 (a)	11,809,000	11,941,851
Millicom International Cellular SA:
4.75%, 5/22/2020 (a) (b)	8,337,000	7,888,886
6.00%, 3/15/2025 (a) (b)	9,580,000	8,884,492
6.63%, 10/15/2021 (a) (b)	16,642,000	16,725,210
Neptune Finco Corp. 10.13%, 1/15/2023 (b)	36,380,000	38,835,650
Plantronics, Inc. 5.50%, 5/31/2023 (b)	11,282,000	11,056,360
Sable International Finance, Ltd. 6.88%, 8/1/2022 (b)	15,520,000	15,714,000
SBA Telecommunications, Inc. 5.75%, 7/15/2020	8,612,000	8,881,556
SoftBank Group Corp. 4.50%, 4/15/2020 (a) (b)	38,539,000	38,974,491
Sprint Communications, Inc. 9.00%, 11/15/2018 (a) (b)	61,658,000	64,586,755
Sprint Corp.:
7.13%, 6/15/2024 (a)	47,941,000	35,716,045
7.88%, 9/15/2023 (a)	74,301,000	56,639,652
T-Mobile USA, Inc.:
6.00%, 4/15/2024 (e)	2,000,000	2,020,000
6.25%, 4/1/2021	36,826,000	38,567,870
6.50%, 1/15/2026	32,580,000	33,720,300
6.63%, 4/1/2023	34,371,000	36,240,782
Telecom Italia SpA 5.30%, 5/30/2024 (b)	30,062,000	30,813,550
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (b)	20,167,000	20,156,917
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (b)	18,110,000	18,336,375
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (b)	7,969,500	8,427,746
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (b)	13,162,500	14,018,063
ViaSat, Inc. 6.88%, 6/15/2020	5,733,000	5,955,154
Virgin Media Finance PLC 6.38%, 4/15/2023 (a) (b)	13,025,000	13,480,875
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a) (b)	21,750,000	21,750,000
5.38%, 4/15/2021 (b)	14,448,600	15,062,666
West Corp. 5.38%, 7/15/2022 (b)	22,078,000	20,256,565

Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a) (b)	28,404,000	26,770,770
6.50%, 4/30/2020 (a) (b)	12,922,000	13,051,220
7.38%, 4/23/2021 (b)	53,974,000	48,711,535
Windstream Services LLC:
6.38%, 8/1/2023 (a)	13,510,000	9,896,075
7.75%, 10/1/2021 (a)	7,720,000	6,296,432

		1,295,937,117

TEXTILES — 0.1%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	11,500,000	11,011,250

TRANSPORTATION — 0.6%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	18,499,000	18,499,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (b)	13,175,000	8,662,563
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (b)	13,543,000	4,807,765
XPO Logistics, Inc.:
6.50%, 6/15/2022 (a) (b)	36,721,000	35,802,975
7.88%, 9/1/2019 (a) (b)	12,371,000	12,803,985

		80,576,288

TOTAL CORPORATE BONDS & NOTES (Cost $12,890,868,459)		12,125,126,800

	Shares
SHORT-TERM INVESTMENTS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	753,801,053	753,801,053
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	118,050,071	118,050,071

TOTAL SHORT-TERM INVESTMENTS (Cost $871,851,124)		871,851,124

TOTAL INVESTMENTS — 104.4% (Cost $13,762,719,583)		12,996,977,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(542,529,750)

NET ASSETS — 100.0%		$12,454,448,174

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 44.4% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(d)	Security is currently in default and/or issuer is in bankruptcy
(e)	When-issued security.
(f)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(g)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

PIK = Payment in Kind

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$100,213,942	$—	$100,213,942
Aerospace & Defense	—	78,146,428	—	78,146,428
Agriculture	—	22,638,500	—	22,638,500
Airlines	—	32,497,725	—	32,497,725
Apparel	—	8,687,520	—	8,687,520
Auto Manufacturers	—	89,272,273	—	89,272,273
Auto Parts & Equipment	—	201,773,019	—	201,773,019
Banks	—	332,777,674	—	332,777,674
Beverages	—	67,028,958	—	67,028,958
Biotechnology	—	40,554,065	—	40,554,065
Chemicals	—	338,824,435	—	338,824,435
Coal	—	47,030,819	—	47,030,819
Commercial Services	—	361,074,198	—	361,074,198
Construction Materials	—	162,630,081	—	162,630,081
Distribution & Wholesale	—	118,207,158	—	118,207,158
Diversified Financial Services	—	449,916,585	—	449,916,585
Electric	—	406,427,366	—	406,427,366
Electrical Components & Equipment	—	48,793,118	—	48,793,118
Energy-Alternate Sources	—	26,966,571	—	26,966,571
Engineering & Construction	—	40,328,963	—	40,328,963
Entertainment	—	293,911,508	—	293,911,508
Environmental Control	—	50,040,717	—	50,040,717
Food	—	223,918,825	—	223,918,825
Food Service	—	16,214,505	—	16,214,505
Forest Products & Paper	—	21,687,234	—	21,687,234
Health Care Products	—	182,652,162	—	182,652,162
Health Care Services	—	794,852,899	—	794,852,899
Holding Companies-Divers	—	109,460,000	—	109,460,000
Home Builders	—	95,496,889	—	95,496,889
Household Products	—	56,033,911	—	56,033,911
Household Products & Wares	—	57,224,891	—	57,224,891
Housewares	—	13,351,520	—	13,351,520
Insurance.	—	88,652,578	—	88,652,578
Internet	—	106,070,297	—	106,070,297
Iron/Steel.	—	90,199,905	—	90,199,905
IT Services	—	58,912,350	—	58,912,350
Leisure Time	—	83,061,226	—	83,061,226
Lodging.	—	250,099,786	—	250,099,786
Machinery, Construction & Mining	—	34,748,905	—	34,748,905
Machinery-Diversified	—	89,566,597	—	89,566,597
Media	—	1,170,174,385	—	1,170,174,385
Metal Fabricate & Hardware	—	22,441,580	—	22,441,580
Mining	—	350,130,459	—	350,130,459
Miscellaneous Manufacturer	—	81,178,290	—	81,178,290
Office & Business Equipment	—	29,260,996	—	29,260,996
Oil & Gas	—	1,072,857,617	—	1,072,857,617
Oil & Gas Services	—	50,295,237	—	50,295,237
Packaging & Containers	—	266,930,307	—	266,930,307

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$—	$272,998,645	$—	$272,998,645
Pipelines	—	390,185,594	—	390,185,594
Real Estate	—	39,444,600	—	39,444,600
Real Estate Investment Trusts (REITS)	—	244,600,592	—	244,600,592
Retail	—	496,935,839	—	496,935,839
Semiconductors	—	154,141,874	—	154,141,874
Shipbuilding	—	26,133,406	—	26,133,406
Software	—	361,479,061	—	361,479,061
Storage & Warehousing	—	18,467,560	—	18,467,560
Telecommunications	—	1,295,937,117	—	1,295,937,117
Textiles	—	11,011,250	—	11,011,250
Transportation	—	80,576,288	—	80,576,288
Short-Term Investments	871,851,124	—	—	871,851,124

TOTAL INVESTMENTS	$871,851,124	$12,125,126,800	$—	$12,996,977,924

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.4%
ADVERTISING — 0.3%
Affinion Group, Inc. 7.88%, 12/15/2018 (a)	$3,152,000	$1,836,040
MDC Partners, Inc. 6.75%, 4/1/2020 (b)	4,816,000	4,978,781

		6,814,821

AEROSPACE & DEFENSE — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a) (b)	3,850,000	3,041,500
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (a)	2,983,000	2,371,485
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (b)	3,449,000	3,742,165
Sequa Corp. 7.00%, 12/15/2017 (a) (b)	2,795,500	391,370
TransDigm, Inc. 5.50%, 10/15/2020 (a)	2,526,000	2,522,464

		12,068,984

AGRICULTURE — 0.0% (c)
Vector Group, Ltd. 7.75%, 2/15/2021	800,000	841,000

AIRLINES — 0.7%
Air Canada 6.75%, 10/1/2019 (b)	3,189,000	3,300,615
American Airlines Group, Inc.:
4.63%, 3/1/2020 (b)	3,218,000	3,153,640
5.50%, 10/1/2019 (a) (b)	5,312,000	5,391,680
6.13%, 6/1/2018	3,104,000	3,231,885
Continental Airlines Pass Thru Certificates Series 2012-3, Class C, 6.13%, 4/29/2018	2,652,000	2,774,522
Virgin Australia Holdings, Ltd. 8.50%, 11/15/2019 (b)	2,350,000	2,333,785

		20,186,127

APPAREL — 0.1%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (b)	4,150,000	1,104,938
Wolverine World Wide, Inc. 6.13%, 10/15/2020	2,167,000	2,242,845

		3,347,783

AUTO MANUFACTURERS — 0.9%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020 (a)	9,476,000	9,594,450
General Motors Financial Co., Inc. 4.20%, 3/1/2021	4,450,000	4,577,270
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	2,600,000	2,570,750
4.13%, 12/15/2018 (b)	5,100,000	5,221,125
4.25%, 11/15/2019 (b)	3,594,000	3,672,709

		25,636,304

AUTO PARTS & EQUIPMENT — 0.9%
Dana Holding Corp. 6.75%, 2/15/2021	1,200,000	1,233,000

Schaeffler Holding Finance B.V.:
PIK, 6.25%, 11/15/2019 (a) (b)	2,600,000	2,717,000
PIK, 6.88%, 8/15/2018 (b)	9,076,000	9,336,935
Tenneco, Inc. 6.88%, 12/15/2020	1,000,000	1,033,750
Titan International, Inc. 6.88%, 10/1/2020 (a)	2,396,000	1,916,800
UCI International LLC 8.63%, 2/15/2019	1,900,000	275,500
ZF North America Capital, Inc. 4.00%, 4/29/2020 (a) (b)	6,624,000	6,698,520

		23,211,505

BANKS — 2.7%
CIT Group, Inc.:
3.88%, 2/19/2019 (a)	6,078,000	6,047,610
4.25%, 8/15/2017	9,844,000	10,017,254
5.00%, 5/15/2017	6,855,000	6,992,100
5.25%, 3/15/2018	8,270,000	8,534,640
5.38%, 5/15/2020 (a)	4,151,000	4,296,285
5.50%, 2/15/2019 (b)	11,360,000	11,723,520
6.63%, 4/1/2018 (a) (b)	4,638,000	4,875,697
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018	3,883,000	3,980,852
Royal Bank of Scotland NV 4.65%, 6/4/2018	2,550,000	2,624,906
Synovus Financial Corp. 5.13%, 6/15/2017	1,987,000	2,021,773
UniCredit Bank Austria AG 7.25%, 2/15/2017 (b)	4,950,000	5,102,250
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a) (b)	6,125,000	6,321,521

		72,538,408

BEVERAGES — 0.8%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (a)	2,586,000	2,705,732
7.25%, 9/1/2016 (a)	5,646,000	5,758,920
7.25%, 5/15/2017	4,643,000	4,898,365
Cott Beverages, Inc. 6.75%, 1/1/2020	4,454,000	4,665,565
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (b)	2,590,000	2,696,967

		20,725,549

CHEMICALS — 2.2%
Ashland, Inc. 3.88%, 4/15/2018	3,837,000	3,966,691
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a) (b)	6,827,000	6,502,717
Eagle Spinco, Inc. 4.63%, 2/15/2021	1,300,000	1,261,000
Hexion, Inc.:
6.63%, 4/15/2020	10,822,000	8,982,260
8.88%, 2/1/2018 (a)	7,802,000	5,266,350
Huntsman International LLC 4.88%, 11/15/2020 (a)	3,450,000	3,415,500
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a) (b)	4,195,000	4,226,463
6.13%, 8/15/2018 (a) (b)	4,273,000	4,339,659

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Perstorp Holding AB:
8.75%, 5/15/2017 (a) (b)	$3,150,000	$3,142,125
11.00%, 8/15/2017 (a) (b)	2,405,000	2,262,203
PQ Corp. 8.75%, 11/1/2018 (b)	4,510,000	4,194,300
Rain CII Carbon LLC/CII Carbon Corp.:
8.00%, 12/1/2018 (b)	4,257,000	3,533,310
8.25%, 1/15/2021 (b)	2,350,000	1,668,500
TPC Group, Inc. 8.75%, 12/15/2020 (b)	5,123,000	3,586,100
Tronox Finance LLC 6.38%, 8/15/2020 (a)	5,914,000	4,546,683

		60,893,861

COAL — 0.0% (c)
Arch Coal, Inc.:
7.00%, 6/15/2019 (d)	15,450,000	96,563
8.00%, 1/15/2019 (b) (d)	3,877,000	24,231

		120,794

COMMERCIAL SERVICES — 3.3%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (b)	3,182,000	1,240,980
ADT Corp.:
2.25%, 7/15/2017	4,617,000	4,674,712
4.13%, 4/15/2019 (a)	3,854,000	4,065,970
Ancestry.com Holdings LLC PIK, 9.63%, 10/15/2018 (a) (b)	4,655,000	4,655,000
APX Group, Inc.:
6.38%, 12/1/2019	5,930,000	5,918,140
8.75%, 12/1/2020 (a)	6,500,000	5,606,250
Cenveo Corp. 6.00%, 8/1/2019 (b)	3,325,000	2,410,625
Constellis Holdings LLC/Constellis Finance Corp. 9.75%, 5/15/2020 (b)	3,400,000	2,992,000
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (b)	5,625,000	3,543,750
Graham Holdings Co. 7.25%, 2/1/2019	2,865,000	3,079,875
Hertz Corp.:
5.88%, 10/15/2020 (a)	2,064,000	2,084,021
6.75%, 4/15/2019	9,385,000	9,497,620
7.38%, 1/15/2021 (a)	4,139,000	4,221,780
7.50%, 10/15/2018	4,776,000	4,871,520
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (b)	900,000	621,000
Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	9,465,000	6,885,787
Live Nation Entertainment, Inc. 7.00%, 9/1/2020 (b)	2,306,000	2,421,300
Modular Space Corp. 10.25%, 1/31/2019 (b)	1,986,000	1,092,300
Monitronics International, Inc. 9.13%, 4/1/2020	3,650,000	2,956,500
Prospect Medical Holdings, Inc. 8.38%, 5/1/2019 (b)	2,650,000	2,730,825
RR Donnelley & Sons Co. 7.63%, 6/15/2020	2,333,000	2,350,498

Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (b)	3,543,000	3,551,858
Truven Health Analytics, Inc. 10.63%, 6/1/2020	2,650,000	2,835,500
United Rentals North America, Inc. 7.38%, 5/15/2020 (a)	4,705,000	4,922,841

		89,230,652

CONSTRUCTION MATERIALS — 1.4%
Associated Materials LLC/AMH New Finance, Inc. 9.13%, 11/1/2017	5,506,000	4,267,150
Hanson, Ltd. 6.13%, 8/15/2016	6,465,000	6,553,894
Lafarge SA 6.50%, 7/15/2016	1,991,000	2,015,784
Louisiana-Pacific Corp. 7.50%, 6/1/2020	2,057,000	2,136,709
Masco Corp.:
3.50%, 4/1/2021	2,415,000	2,433,112
5.95%, 3/15/2022	447,000	491,700
6.13%, 10/3/2016 (a)	6,746,000	6,915,999
7.13%, 3/15/2020	3,512,000	4,043,190
Standard Industries, Inc. 5.13%, 2/15/2021 (b)	2,100,000	2,152,500
USG Corp.:
6.30%, 11/15/2016	3,157,000	3,247,764
9.75%, 1/15/2018	2,811,000	3,148,320

		37,406,122

DISTRIBUTION & WHOLESALE — 0.7%
HD Supply, Inc.:
7.50%, 7/15/2020 (a)	7,629,000	8,077,585
11.50%, 7/15/2020	6,482,000	7,174,926
Rexel SA 5.25%, 6/15/2020 (b)	2,630,000	2,689,175

		17,941,686

DIVERSIFIED FINANCIAL SERVICES — 9.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
2.75%, 5/15/2017	2,637,000	2,627,111
3.75%, 5/15/2019	6,355,000	6,315,281
4.25%, 7/1/2020	2,814,000	2,838,623
4.63%, 10/30/2020 (a)	3,730,000	3,802,362
Aircastle, Ltd.:
4.63%, 12/15/2018 (a)	2,552,000	2,628,560
5.00%, 4/1/2023	5,900,000	5,914,750
6.25%, 12/1/2019	3,059,000	3,315,344
6.75%, 4/15/2017	2,601,000	2,721,426
Alliance Data Systems Corp. 5.25%, 12/1/2017 (b)	2,343,000	2,372,288
Ally Financial, Inc.:
2.75%, 1/30/2017	4,785,000	4,761,075
3.25%, 2/13/2018	2,735,000	2,707,650
3.50%, 7/18/2016	5,347,000	5,347,000
3.50%, 1/27/2019	3,627,000	3,577,129
3.60%, 5/21/2018	4,400,000	4,372,500
3.75%, 11/18/2019	3,208,000	3,164,050
4.13%, 3/30/2020 (a)	2,851,000	2,840,309
4.75%, 9/10/2018	3,546,000	3,603,622
5.50%, 2/15/2017	6,840,000	6,965,172

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.25%, 12/1/2017	$3,819,000	$3,973,669
7.50%, 9/15/2020	2,550,000	2,820,938
8.00%, 12/31/2018	2,947,000	3,204,863
8.00%, 3/15/2020	4,373,000	4,886,827
CNG Holdings, Inc. 9.38%, 5/15/2020 (b)	2,192,000	953,520
DFC Finance Corp. 10.50%, 6/15/2020 (b)	5,510,000	3,526,400
Fly Leasing, Ltd. 6.75%, 12/15/2020	2,100,000	2,058,000
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	7,585,000	7,547,075
4.88%, 3/15/2019	8,903,000	8,535,751
6.00%, 8/1/2020	11,409,000	11,095,252
International Lease Finance Corp.:
3.88%, 4/15/2018	4,428,000	4,453,240
5.75%, 5/15/2016	4,759,000	4,770,897
5.88%, 4/1/2019	4,072,000	4,301,254
6.25%, 5/15/2019	7,606,000	8,091,263
8.25%, 12/15/2020	5,000,000	5,825,000
8.75%, 3/15/2017	7,911,000	8,286,772
8.88%, 9/1/2017	3,115,000	3,350,183
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/1/2020 (b)	1,750,000	1,513,750
7.50%, 4/15/2021 (b)	1,800,000	1,540,080
KCG Holdings, Inc. 6.88%, 3/15/2020 (b)	3,440,000	2,958,400
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (b)	2,915,000	3,024,313
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018 (a)	3,398,000	3,287,565
7.88%, 10/1/2020	2,713,000	2,597,698
9.63%, 5/1/2019 (a)	1,685,000	1,743,975
Navient Corp.:
4.63%, 9/25/2017	3,344,000	3,373,427
4.88%, 6/17/2019 (a)	6,736,000	6,475,317
5.00%, 10/26/2020 (a)	1,400,000	1,267,000
5.50%, 1/15/2019	8,446,000	8,277,080
8.45%, 6/15/2018 (a)	14,359,000	15,346,899
Series MTNSeries MTN, 6.00%, 1/25/2017 (a)	5,273,000	5,299,365
Series MTN, 8.00%, 3/25/2020	11,905,000	11,815,712
NewStar Financial, Inc. 7.25%, 5/1/2020	3,538,000	3,184,200
OneMain Financial Holdings LLC 6.75%, 12/15/2019 (b)	4,015,000	4,001,349
ROC Finance LLC/ROC Finance 1 Corp. 12.13%, 9/1/2018 (a) (b)	3,228,000	3,332,910
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (b)	1,898,000	1,129,310
Springleaf Finance Corp.:
5.25%, 12/15/2019 (a)	4,225,000	4,034,875
5.75%, 9/15/2016 (a)	4,650,000	4,684,875
6.90%, 12/15/2017	10,233,000	10,591,155

TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a) (b)	4,506,000	3,627,330

		260,661,741

ELECTRIC — 2.3%
AES Corp. 8.00%, 6/1/2020 (a)	3,246,000	3,684,210
Dynegy, Inc. 6.75%, 11/1/2019 (a)	14,285,000	14,213,575
EDP Finance B.V. 6.00%, 2/2/2018 (b)	1,754,000	1,825,371
FirstEnergy Corp. Series A, 2.75%, 3/15/2018	4,074,000	4,110,890
GenOn Energy, Inc.:
7.88%, 6/15/2017	4,896,000	3,650,458
9.50%, 10/15/2018	4,933,000	3,601,090
9.88%, 10/15/2020	3,470,000	2,229,475
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	2,617,000	2,630,278
5.00%, 5/1/2018	2,620,000	2,758,986
NRG Energy, Inc.:
7.63%, 1/15/2018	6,997,000	7,460,551
8.25%, 9/1/2020 (a)	7,330,000	7,348,325
Talen Energy Supply LLC:
4.63%, 7/15/2019 (b)	8,300,000	7,179,500
6.50%, 5/1/2018 (a)	2,573,000	2,495,810

		63,188,519

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.63%, 5/1/2019	2,081,000	2,190,253
WireCo WorldGroup, Inc. 9.50%, 5/15/2017 (a)	2,748,000	2,576,250

		4,766,503

ELECTRONICS — 0.2%
Flextronics International, Ltd. 4.63%, 2/15/2020	1,308,000	1,365,957
Kemet Corp. 10.50%, 5/1/2018 (a)	1,975,000	1,447,922
Sanmina Corp. 4.38%, 6/1/2019 (b)	3,385,000	3,444,238

		6,258,117

ENERGY-ALTERNATE SOURCES — 0.1%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (b)	3,200,000	3,116,000

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU:
7.75%, 2/1/2020 (b) (d)	5,400,000	459,000
8.88%, 11/1/2017 (b)	7,790,000	662,150
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (b)	4,145,000	3,554,338
SBA Communications Corp. 5.63%, 10/1/2019	3,460,000	3,602,898

		8,278,386

ENTERTAINMENT — 1.6%
Gibson Brands, Inc. 8.88%, 8/1/2018 (a) (b)	2,450,000	1,421,000
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018 (a)	3,630,000	3,702,600
4.88%, 11/1/2020 (a)	5,820,000	6,052,800

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (b)	$2,761,000	$2,823,123
International Game Technology 7.50%, 6/15/2019 (a)	3,297,000	3,585,487
International Game Technology PLC 5.63%, 2/15/2020 (b)	4,081,000	4,193,227
Isle of Capri Casinos, Inc. 8.88%, 6/15/2020	2,245,000	2,346,025
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (b)	3,635,000	3,525,950
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.38%, 2/15/2018 (b)	2,555,000	2,606,100
Pinnacle Entertainment, Inc. 8.75%, 5/15/2020	1,500,000	1,554,450
Production Resource Group, Inc. 8.88%, 5/1/2019	3,300,000	2,268,750
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (b)	5,400,000	5,548,500
WMG Acquisition Corp. 6.00%, 1/15/2021 (a) (b)	3,350,000	3,425,375

		43,053,387

ENVIRONMENTAL CONTROL — 0.7%
Advanced Disposal Services, Inc. 8.25%, 10/1/2020	3,760,000	3,825,800
Casella Waste Systems, Inc. 7.75%, 2/15/2019	2,753,000	2,778,809
Clean Harbors, Inc.:
5.13%, 6/1/2021 (a) (b)	3,300,000	3,341,250
5.25%, 8/1/2020	4,075,000	4,176,875
Covanta Holding Corp. 7.25%, 12/1/2020	1,431,000	1,481,085
Tervita Corp. 8.00%, 11/15/2018 (a) (b)	4,065,000	2,855,663

		18,459,482

FOOD — 1.6%
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (a) (b)	2,790,000	2,650,500
PIK, 8.63%, 9/15/2018 (a) (b)	3,550,000	2,702,615
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	4,241,000	4,246,513
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.88%, 2/1/2020 (b)	1,200,000	1,245,000
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a) (b)	4,200,000	4,263,000
Smithfield Foods, Inc.:
5.25%, 8/1/2018 (a) (b)	3,298,000	3,339,225
7.75%, 7/1/2017	3,104,000	3,286,515
Tesco PLC:
2.70%, 1/5/2017 (b)	2,160,000	2,161,350
5.50%, 11/15/2017 (b)	8,300,000	8,637,188
US Foods, Inc. 8.50%, 6/30/2019	9,730,000	9,997,575

		42,529,481

FOOD SERVICE — 0.3%
Aramark Services, Inc. 5.75%, 3/15/2020	8,404,000	8,682,172

FOREST PRODUCTS & PAPER — 0.1%
Tembec Industries, Inc. 9.00%, 12/15/2019 (a) (b)	2,577,000	1,778,130

GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp. 6.25%, 8/20/2019	2,991,000	3,028,388
NGL Energy Partners L.P./NGL Energy Finance Corp. 5.13%, 7/15/2019	2,760,000	1,662,900

		4,691,288

HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC 7.00%, 2/1/2021 (a) (b)	400,000	320,500
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/2021 (b)	1,900,000	1,757,500

		2,078,000

HEALTH CARE PRODUCTS — 1.6%
Alere, Inc.:
6.50%, 6/15/2020	2,755,000	2,795,223
7.25%, 7/1/2018 (a)	1,905,000	1,985,963
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (b)	5,950,000	5,879,195
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (b)	5,500,000	5,647,812
Immucor, Inc. 11.13%, 8/15/2019	2,650,000	2,438,000
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a) (b)	1,333,000	1,406,315
10.50%, 11/1/2018	11,763,000	11,763,000
12.50%, 11/1/2019	4,150,000	3,602,615
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (b)	3,698,000	3,455,781
5.63%, 10/15/2023 (a) (b)	990,000	898,425
Universal Hospital Services, Inc. 7.63%, 8/15/2020	4,174,000	3,860,950

		43,733,279

HEALTH CARE SERVICES — 6.3%
Centene Corp. 5.75%, 6/1/2017 (a)	2,598,000	2,679,188
Centene Escrow Corp. 5.63%, 2/15/2021 (b)	8,730,000	9,079,200
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	10,729,000	10,809,467
7.13%, 7/15/2020 (a)	7,235,000	6,837,075
8.00%, 11/15/2019 (a)	13,420,000	13,068,396
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (b)	3,351,000	3,418,020
5.63%, 7/31/2019 (b)	6,778,000	7,394,120
6.50%, 9/15/2018 (a) (b)	3,366,000	3,698,392

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Fresenius Medical Care US Finance, Inc.:
5.75%, 2/15/2021 (b)	$900,000	$973,125
6.88%, 7/15/2017	3,115,000	3,294,113
HCA Holdings, Inc. 6.25%, 2/15/2021	5,212,000	5,615,930
HCA, Inc.:
3.75%, 3/15/2019	10,817,000	11,053,892
4.25%, 10/15/2019	3,670,000	3,775,696
5.25%, 6/15/2026	4,800,000	4,910,400
6.50%, 2/15/2020	17,554,000	19,221,630
8.00%, 10/1/2018	2,763,000	3,098,014
Health Net, Inc. 6.38%, 6/1/2017	2,459,000	2,572,729
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	5,189,000	5,104,938
inVentiv Health, Inc. 9.00%, 1/15/2018 (b)	4,950,000	5,117,062
Kindred Healthcare, Inc. 8.00%, 1/15/2020	5,004,000	4,966,470
LifePoint Health, Inc. 6.63%, 10/1/2020	649,000	671,715
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (b)	4,250,000	4,250,000
Tenet Healthcare Corp.:
4.75%, 6/1/2020	3,163,000	3,186,723
5.00%, 3/1/2019	8,610,000	8,513,568
5.50%, 3/1/2019	3,778,000	3,813,419
6.00%, 10/1/2020	11,658,000	12,474,060
6.25%, 11/1/2018 (a)	6,708,000	7,127,250
8.00%, 8/1/2020 (a)	3,053,000	3,144,590
WellCare Health Plans, Inc. 5.75%, 11/15/2020	2,400,000	2,484,000

		172,353,182

HOLDING COMPANIES-DIVERS — 0.5%
Alphabet Holding Co., Inc. PIK, 7.75%, 11/1/2017 (a)	6,471,000	6,503,355
Carlson Travel Holdings, Inc. PIK, 7.50%, 8/15/2019 (b)	1,695,000	1,593,300
HRG Group, Inc. 7.88%, 7/15/2019	4,569,000	4,807,045
Noble Group, Ltd. 6.75%, 1/29/2020 (b)	550,000	371,016

		13,274,716

HOME BUILDERS — 2.6%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 2/15/2021 (b)	100,000	82,000
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (b)	4,400,000	4,180,000
CalAtlantic Group, Inc.:
8.38%, 5/15/2018 (a)	3,951,000	4,410,304
8.38%, 1/15/2021 (a)	2,000,000	2,325,000
Centex LLC 6.50%, 5/1/2016	4,190,000	4,190,000
DR Horton, Inc.:
3.63%, 2/15/2018	804,000	816,060
3.75%, 3/1/2019	2,434,000	2,482,680
4.00%, 2/15/2020	2,290,000	2,347,250

4.75%, 5/15/2017	4,256,000	4,357,080
6.50%, 4/15/2016	5,211,000	5,214,257
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	3,750,000	3,103,125
KB Home:
4.75%, 5/15/2019 (a)	1,948,000	1,940,792
8.00%, 3/15/2020 (a)	2,764,000	2,909,110
Lennar Corp.:
4.50%, 6/15/2019	3,405,000	3,515,662
4.50%, 11/15/2019	3,679,000	3,784,771
4.75%, 12/15/2017	2,908,000	2,973,430
4.75%, 4/1/2021	5,250,000	5,328,750
Series B, 12.25%, 6/1/2017	2,750,000	3,042,188
Mattamy Group Corp. 6.50%, 11/15/2020 (b)	3,300,000	2,978,250
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	2,968,000	3,081,155
8.91%, 10/15/2017	2,100,000	2,300,813
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	3,570,000	3,547,687
William Lyon Homes, Inc. 8.50%, 11/15/2020	1,300,000	1,319,500

		70,229,864

HOME FURNISHINGS — 0.0% (c)
Tempur Sealy International, Inc. 6.88%, 12/15/2020 (a)	594,000	626,670

HOUSEHOLD PRODUCTS — 0.3%
Albea Beauty Holdings SA 8.38%, 11/1/2019 (b)	2,430,000	2,560,613
Avon Products, Inc.:
6.35%, 3/15/2020 (a)	2,930,000	2,322,025
6.50%, 3/1/2019 (a)	4,149,000	3,640,747
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (a)	760,000	775,200

		9,298,585

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	3,200,000	3,384,000
Jarden Corp. 7.50%, 5/1/2017 (a)	4,179,000	4,179,000
Spectrum Brands, Inc. 6.38%, 11/15/2020	2,134,000	2,247,102

		9,810,102

INSURANCE — 0.6%
Genworth Holdings, Inc.:
6.52%, 5/22/2018 (a)	4,159,000	3,997,839
7.20%, 2/15/2021	500,000	425,000
7.70%, 6/15/2020 (a)	2,530,000	2,213,750
Hub Holdings LLC/Hub Holdings Finance, Inc. PIK, 8.13%, 7/15/2019 (a) (b)	2,360,000	2,159,400
Radian Group, Inc. 5.25%, 6/15/2020 (a)	2,850,000	2,778,750
USI, Inc. 7.75%, 1/15/2021 (b)	3,900,000	3,900,000

		15,474,739

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

INTERNET — 0.2%
IAC/InterActiveCorp 4.88%, 11/30/2018	$3,348,000	$3,440,070
Netflix, Inc. 5.38%, 2/1/2021	1,300,000	1,355,250

		4,795,320

INVESTMENT COMPANY SECURITY — 0.1%
American Capital, Ltd. 6.50%, 9/15/2018 (b)	3,570,000	3,623,550

IRON/STEEL — 2.7%
AK Steel Corp.:
7.63%, 5/15/2020 (a)	3,533,000	2,208,125
8.75%, 12/1/2018 (a)	2,547,000	2,445,120
Allegheny Technologies, Inc. 9.38%, 6/1/2019 (a)	4,273,000	4,016,620
ArcelorMittal:
5.13%, 6/1/2020 (a)	3,101,000	2,976,960
5.50%, 2/25/2017 (a)	9,343,000	9,459,787
6.13%, 6/1/2018 (a)	10,680,000	10,760,100
6.25%, 8/5/2020 (a)	6,907,000	6,786,128
6.50%, 3/1/2021	2,600,000	2,528,500
10.85%, 6/1/2019 (a)	10,145,000	11,337,037
Cliffs Natural Resources, Inc.:
8.00%, 9/30/2020 (a) (b)	2,075,000	881,875
8.25%, 3/31/2020 (b)	3,750,000	3,168,750
Commercial Metals Co. 7.35%, 8/15/2018	2,339,000	2,458,874
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (b)	2,400,000	2,142,000
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)	2,313,000	2,382,390
United States Steel Corp.:
6.05%, 6/1/2017 (a)	3,104,000	3,033,229
6.88%, 4/1/2021 (a)	895,000	639,925
7.00%, 2/1/2018 (a)	3,571,000	3,213,900
7.38%, 4/1/2020 (a)	4,013,000	3,130,140

		73,569,460

IT SERVICES — 0.6%
Dell, Inc.:
3.10%, 4/1/2016 (a)	4,343,000	4,343,000
5.65%, 4/15/2018	2,890,000	3,054,369
5.88%, 6/15/2019 (a)	4,017,000	4,202,786
DynCorp International, Inc. 10.38%, 7/1/2017 (a)	2,799,000	2,239,200
Leidos Holdings, Inc. 4.45%, 12/1/2020	500,000	492,500
NCR Corp. 4.63%, 2/15/2021	900,000	891,000

		15,222,855

LEISURE TIME — 0.6%
Carlson Wagonlit B.V. 6.88%, 6/15/2019 (b)	2,600,000	2,678,000
NCL Corp., Ltd.:
4.63%, 11/15/2020 (a) (b)	3,725,000	3,734,312
5.25%, 11/15/2019 (b)	4,480,000	4,569,600
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016 (a)	4,428,000	4,477,815

		15,459,727

LODGING — 1.6%
Boyd Gaming Corp. 6.38%, 4/1/2026 (b)	700,000	724,850
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/1/2020 (a)	6,350,000	6,191,250
MGM Resorts International:
5.25%, 3/31/2020 (a)	3,127,000	3,205,175
6.75%, 10/1/2020 (a)	6,475,000	6,976,812
7.50%, 6/1/2016	6,946,000	6,998,095
7.63%, 1/15/2017	4,503,000	4,671,863
8.63%, 2/1/2019	5,489,000	6,243,737
10.00%, 11/1/2016	2,831,000	2,951,318
11.38%, 3/1/2018	3,351,000	3,871,745
Playa Resorts Holding B.V. 8.00%, 8/15/2020 (b)	1,187,000	1,169,195

		43,004,040

MACHINERY, CONSTRUCTION & MINING — 0.2%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (b)	4,907,000	4,520,819

MACHINERY-DIVERSIFIED — 1.5%
Case New Holland Industrial, Inc. 7.88%, 12/1/2017	8,999,000	9,696,422
CNH Industrial Capital LLC:
3.25%, 2/1/2017 (a)	2,453,000	2,446,868
3.38%, 7/15/2019 (a)	2,395,000	2,317,163
3.63%, 4/15/2018	3,468,000	3,466,960
3.88%, 7/16/2018	3,500,000	3,491,250
4.38%, 11/6/2020 (a)	10,335,000	10,205,812
6.25%, 11/1/2016	2,759,000	2,807,282
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (b)	4,350,000	3,425,625
SPX FLOW, Inc. 6.88%, 9/1/2017 (a)	3,921,000	4,053,530

		41,910,912

MEDIA — 6.5%
Altice Financing SA 7.88%, 12/15/2019 (b)	5,600,000	5,852,000
Altice Finco SA 9.88%, 12/15/2020 (b)	1,300,000	1,400,750
Cablevision Systems Corp.:
7.75%, 4/15/2018	5,077,000	5,270,434
8.00%, 4/15/2020 (a)	3,532,000	3,428,159
8.63%, 9/15/2017	6,367,000	6,717,185
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.88%, 4/1/2024 (b)	2,367,000	2,473,515
7.00%, 1/15/2019	6,720,000	6,862,800
7.38%, 6/1/2020	3,231,000	3,362,259
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	10,384,000	10,306,120
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020	13,357,000	12,221,655

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Cogeco Communications, Inc. 4.88%, 5/1/2020 (a) (b)	$2,383,000	$2,450,201
CSC Holdings LLC:
7.63%, 7/15/2018	2,834,000	3,060,720
8.63%, 2/15/2019	2,923,000	3,215,300
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (a)	3,460,000	1,314,800
DISH DBS Corp.:
4.25%, 4/1/2018	7,701,000	7,872,732
4.63%, 7/15/2017	5,351,000	5,471,397
5.13%, 5/1/2020	8,777,000	8,744,086
7.88%, 9/1/2019	8,989,000	9,887,900
Gray Television, Inc. 7.50%, 10/1/2020	4,209,000	4,440,495
iHeartCommunications, Inc.:
9.00%, 12/15/2019	13,145,000	9,694,437
9.00%, 3/1/2021	5,000,000	3,475,000
10.00%, 1/15/2018 (a)	6,445,000	1,981,838
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	3,570,000	3,543,225
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (a)	3,950,000	4,088,250
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/1/2020	5,560,000	5,685,100
Numericable-SFR SA 4.88%, 5/15/2019 (b)	15,000,000	14,925,000
Sirius XM Radio, Inc.:
4.25%, 5/15/2020 (a) (b)	3,600,000	3,658,500
5.88%, 10/1/2020 (b)	4,550,000	4,748,380
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	4,875,000	4,972,500
TEGNA, Inc.:
5.13%, 10/15/2019	3,455,000	3,591,818
5.13%, 7/15/2020 (a)	4,500,000	4,674,600
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	400,000	427,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.13%, 9/1/2020 (b)	25,000	24,688
Western Digital Corp. 7.38%, 4/1/2023 (b)	1,300,000	1,324,440
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019 (a)	5,076,000	5,053,666

		176,220,950

METAL FABRICATE & HARDWARE — 0.3%
JMC Steel Group, Inc. 8.25%, 3/15/2018 (a) (b)	5,880,000	5,262,600
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (b)	4,257,000	3,746,160

		9,008,760

MINING — 4.3%
Alcoa, Inc.:
5.55%, 2/1/2017	4,709,000	4,812,009
5.72%, 2/23/2019	5,480,000	5,699,200
6.15%, 8/15/2020	6,930,000	7,161,462

6.75%, 7/15/2018 (a)	5,056,000	5,403,600
Aleris International, Inc.:
7.63%, 2/15/2018	2,736,000	2,783,880
7.88%, 11/1/2020	2,824,000	2,400,400
9.50%, 4/1/2021 (b)	3,100,000	3,155,180
Anglo American Capital PLC:
2.63%, 4/3/2017 (a) (b)	5,400,000	5,305,500
2.63%, 9/27/2017 (b)	4,700,000	4,559,000
3.63%, 5/14/2020 (a) (b)	8,200,000	7,031,500
9.38%, 4/8/2019 (a) (b)	2,100,000	2,212,140
Coeur Mining, Inc. 7.88%, 2/1/2021 (a)	900,000	711,000
Consolidated Minerals, Ltd. 8.00%, 5/15/2020 (b)	1,000,000	340,000
Constellium NV 7.88%, 4/1/2021 (a) (b)	5,000,000	5,000,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	3,835,000	3,489,850
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a) (b)	8,015,000	5,490,275
7.00%, 2/15/2021 (b)	7,350,000	4,979,625
7.25%, 10/15/2019 (a) (b)	2,050,000	1,476,000
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a) (b)	3,924,000	3,747,420
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	1,300,000	1,247,870
2.30%, 11/14/2017	6,950,000	6,428,750
2.38%, 3/15/2018 (a)	9,150,000	8,097,750
3.10%, 3/15/2020 (a)	2,965,000	2,194,100
4.00%, 11/14/2021	1,500,000	1,072,500
HudBay Minerals, Inc. 9.50%, 10/1/2020	5,747,000	4,080,370
IAMGOLD Corp. 6.75%, 10/1/2020 (b)	4,350,000	3,295,125
Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	3,784,000	3,254,240
Lundin Mining Corp. 7.50%, 11/1/2020 (b)	3,300,000	3,143,250
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	3,150,000	2,756,250
3.00%, 3/1/2019	3,400,000	2,720,000
4.50%, 1/15/2021	1,850,000	1,295,000
4.75%, 1/15/2022	2,000,000	1,390,000

		116,733,246

MISCELLANEOUS MANUFACTURER — 0.8%
Bombardier, Inc.:
4.75%, 4/15/2019 (b)	3,806,000	3,292,190
5.50%, 9/15/2018 (b)	5,000,000	4,600,000
7.50%, 3/15/2018 (a) (b)	4,731,000	4,626,918
7.75%, 3/15/2020 (a) (b)	5,515,000	4,742,900
Harsco Corp. 5.75%, 5/15/2018	2,908,000	2,384,560
LSB Industries, Inc. 7.75%, 8/1/2019 (a)	2,535,000	2,313,187

		21,959,755

OIL & GAS — 6.6%
American Energy-Permian Basin LLC 13.00%, 11/30/2020 (a) (b)	3,700,000	3,968,250

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Antero Resources Corp. 6.00%, 12/1/2020	$3,850,000	$3,657,500
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	4,540,000	2,156,500
Bill Barrett Corp. 7.63%, 10/1/2019 (a)	3,084,000	2,097,120
California Resources Corp.:
5.00%, 1/15/2020	1,993,000	458,390
8.00%, 12/15/2022 (b)	2,098,000	807,730
Canadian Oil Sands, Ltd. 7.75%, 5/15/2019 (a) (b)	900,000	948,375
Canbriam Energy, Inc. 9.75%, 11/15/2019 (b)	1,450,000	1,261,500
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020 (a)	3,850,000	3,590,125
Cenovus Energy, Inc. 5.70%, 10/15/2019	6,600,000	6,600,000
CHC Helicopter SA 9.25%, 10/15/2020	2,250,000	950,625
Chesapeake Energy Corp.:
4.88%, 4/15/2022	4,500,000	1,603,125
6.13%, 2/15/2021	6,585,000	2,535,225
6.50%, 8/15/2017 (a)	1,300,000	884,000
7.25%, 12/15/2018	4,250,000	2,295,000
8.00%, 12/15/2022 (a) (b)	2,295,000	1,124,550
Clayton Williams Energy, Inc. 7.75%, 4/1/2019	3,646,000	1,813,885
Comstock Resources, Inc. 10.00%, 3/15/2020 (a) (b)	3,700,000	1,822,250
Concho Resources, Inc. 7.00%, 1/15/2021 (a)	4,200,000	4,242,000
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	4,900,000	4,625,110
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a) (b)	4,115,000	2,427,850
Encana Corp. 6.50%, 5/15/2019	2,800,000	2,793,840
Ensco PLC 4.70%, 3/15/2021 (a)	9,080,000	6,328,760
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	13,122,000	6,626,610
EV Energy Partners L.P./EV Energy Finance Corp. 8.00%, 4/15/2019	4,543,000	1,203,895
Gulfport Energy Corp. 7.75%, 11/1/2020 (a)	3,500,000	3,482,500
Halcon Resources Corp. 8.63%, 2/1/2020 (a) (b)	3,861,000	2,731,658
Harvest Operations Corp. 6.88%, 10/1/2017	3,455,000	2,090,275
MEG Energy Corp. 6.50%, 3/15/2021 (b)	1,475,000	885,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.00%, 6/1/2020 (a)	3,680,000	1,361,600
Murphy Oil Corp. 2.50%, 12/1/2017	3,015,000	2,826,562
Noble Holding International, Ltd.:
4.63%, 3/1/2021	2,500,000	1,737,500
4.90%, 8/1/2020	3,000,000	2,205,000
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (a)	2,950,000	1,770,000

Northern Tier Energy LLC/Northern Tier Finance Corp. 7.13%, 11/15/2020	1,100,000	1,089,000
Oasis Petroleum, Inc. 7.25%, 2/1/2019 (a)	1,882,000	1,430,320
Pacific Drilling SA 5.38%, 6/1/2020 (b)	4,250,000	1,317,500
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	3,180,000	1,144,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	4,497,000	4,626,289
Penn Virginia Corp. 8.50%, 5/1/2020	3,553,000	444,125
PetroQuest Energy, Inc. 10.00%, 2/15/2021 (b)	2,672,000	1,696,720
Precision Drilling Corp. 6.63%, 11/15/2020	4,050,000	3,219,750
Pride International, Inc.:
6.88%, 8/15/2020	6,000,000	4,380,000
8.50%, 6/15/2019	3,500,000	2,992,500
Puma International Financing SA:
6.75%, 2/1/2021 (b)	1,200,000	1,152,858
6.75%, 2/1/2021 (b)	5,500,000	5,283,932
QEP Resources, Inc. 6.88%, 3/1/2021	1,250,000	1,156,250
Resolute Energy Corp. 8.50%, 5/1/2020	750,000	223,125
Rowan Cos., Inc.:
5.00%, 9/1/2017	3,500,000	3,369,450
7.88%, 8/1/2019	3,840,000	3,568,896
Seadrill, Ltd. 6.13%, 9/15/2017 (b)	8,430,000	3,415,836
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	4,479,000	4,490,197
Seventy Seven Operating LLC 6.63%, 11/15/2019	3,815,000	1,020,513
Southwestern Energy Co.:
4.05%, 1/23/2020	100,000	72,750
4.10%, 3/15/2022	4,500,000	2,992,500
7.50%, 2/1/2018	5,000,000	4,200,000
Sunoco L.P./Sunoco Finance Corp. 5.50%, 8/1/2020 (b)	3,749,000	3,711,510
Tesoro Corp. 4.25%, 10/1/2017 (a)	1,175,000	1,183,813
Transocean, Inc.:
3.00%, 10/15/2017 (a)	3,900,000	3,656,250
5.80%, 12/15/2016	6,704,000	6,683,888
6.00%, 3/15/2018 (a)	5,055,000	4,751,700
6.50%, 11/15/2020 (a)	6,680,000	4,509,000
Tullow Oil PLC 6.00%, 11/1/2020 (b)	3,600,000	2,583,000
Ultra Petroleum Corp. 5.75%, 12/15/2018 (b)	2,108,000	147,560
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (a)	4,223,000	607,267
W&T Offshore, Inc. 8.50%, 6/15/2019	5,700,000	669,750
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (a)	7,807,000	5,386,830
5.75%, 3/15/2021	3,750,000	2,493,750
6.50%, 10/1/2018 (a)	2,175,000	1,457,250

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

WPX Energy, Inc. 7.50%, 8/1/2020	$3,200,000	$2,496,000

		179,537,189

OIL & GAS SERVICES — 1.3%
Basic Energy Services, Inc. 7.75%, 2/15/2019	2,642,000	835,664
Calfrac Holdings L.P. 7.50%, 12/1/2020 (a) (b)	862,000	379,280
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/2020 (a)	4,850,000	3,916,375
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	2,455,000	1,828,975
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (a)	2,409,000	554,070
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a) (b)	3,650,000	2,482,000
PHI, Inc. 5.25%, 3/15/2019 (a)	3,025,000	2,662,000
SESI LLC 6.38%, 5/1/2019	1,600,000	1,299,130
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (b)	2,725,000	2,081,219
Weatherford International LLC 6.35%, 6/15/2017 (a)	3,700,000	3,663,000
Weatherford International, Ltd.:
5.13%, 9/15/2020 (a)	6,550,000	5,600,250
6.00%, 3/15/2018 (a)	3,900,000	3,783,000
9.63%, 3/1/2019 (a)	6,012,000	6,012,000

		35,096,963

PACKAGING & CONTAINERS — 3.4%
Ardagh Packaging Finance PLC 9.13%, 10/15/2020 (b)	4,500,000	4,657,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/2019 (a) (b)	2,924,000	2,885,696
6.75%, 1/31/2021 (b)	900,000	868,500
Ball Corp.:
4.38%, 12/15/2020	5,880,000	6,100,500
5.00%, 3/15/2022	1,000,000	1,045,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a) (b)	4,594,000	4,568,274
6.00%, 6/15/2017 (b)	4,630,000	4,580,922
Coveris Holdings SA 7.88%, 11/1/2019 (b)	3,772,000	3,375,940
Novelis, Inc.:
8.38%, 12/15/2017 (a)	7,572,000	7,665,136
8.75%, 12/15/2020 (a)	8,934,000	9,017,086
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (b)	2,408,000	2,125,060
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	17,850,000	18,319,455
6.88%, 2/15/2021	500,000	517,200
7.13%, 4/15/2019	4,375,000	4,446,312
7.88%, 8/15/2019	3,880,000	4,015,800
8.25%, 2/15/2021 (a)	1,500,000	1,533,750

8.50%, 5/15/2018 (a)	3,885,000	3,875,287
9.00%, 4/15/2019	3,479,000	3,500,744
9.88%, 8/15/2019	5,614,000	5,803,753
Sealed Air Corp. 6.50%, 12/1/2020 (a) (b)	800,000	904,000
Silgan Holdings, Inc. 5.00%, 4/1/2020	2,859,000	2,901,885

		92,707,800

PHARMACEUTICALS — 1.9%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	6,044,000	6,074,220
JLL/Delta Dutch Pledgeco B.V. PIK, 8.75%, 5/1/2020 (b)	3,781,000	3,686,475
NBTY, Inc. 9.00%, 10/1/2018	4,527,000	4,634,516
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (b)	13,800,000	11,247,000
6.38%, 10/15/2020 (b)	15,050,000	12,453,875
6.75%, 8/15/2018 (a) (b)	10,628,000	9,591,770
7.00%, 10/1/2020 (a) (b)	3,580,000	3,007,200

		50,695,056

PIPELINES — 3.5%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.00%, 12/15/2020 (a)	3,104,000	2,467,680
DCP Midstream LLC:
5.35%, 3/15/2020 (b)	4,477,000	3,749,487
9.75%, 3/15/2019 (b)	3,750,000	3,581,250
DCP Midstream Operating L.P. 2.50%, 12/1/2017	2,991,000	2,811,540
Energy Transfer Equity L.P.:
5.88%, 1/15/2024 (a)	2,850,000	2,436,750
7.50%, 10/15/2020	5,880,000	5,659,500
NGPL PipeCo LLC:
7.12%, 12/15/2017 (b)	8,129,000	7,855,053
9.63%, 6/1/2019 (a) (b)	3,031,000	2,984,929
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	3,855,000	2,970,759
NuStar Logistics L.P.:
4.80%, 9/1/2020	2,750,000	2,413,125
8.15%, 4/15/2018	2,701,000	2,729,698
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)	5,560,000	5,254,200
6.00%, 1/15/2019 (a) (b)	3,573,000	3,456,878
6.85%, 7/15/2018 (b)	3,739,000	3,729,653
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021	9,900,000	9,528,750
Sabine Pass LNG L.P.:
6.50%, 11/1/2020 (a)	1,000,000	1,057,500
7.50%, 11/30/2016	11,486,000	11,819,094
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (a)	5,385,000	5,075,362
5.00%, 1/15/2018 (a)	7,559,000	7,559,000
6.88%, 2/1/2021 (a)	2,900,000	2,820,250

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (a) (b)	$5,153,000	$5,127,235
5.88%, 10/1/2020	800,000	793,040

		95,880,733

REAL ESTATE — 0.6%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (b)	3,589,000	3,530,679
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (b)	1,029,000	1,059,870
5.25%, 12/1/2021 (b)	1,400,000	1,445,500
Realogy Group LLC/Sunshine Group Florida, Ltd. 3.38%, 5/1/2016 (b)	7,047,000	7,038,191
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (b)	2,912,000	2,853,760

		15,928,000

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Equinix, Inc. 4.88%, 4/1/2020	2,822,000	2,924,297
Iron Mountain, Inc.:
6.00%, 10/1/2020 (a) (b)	5,051,000	5,322,491
6.00%, 8/15/2023	1,375,000	1,450,625
iStar, Inc.:
4.00%, 11/1/2017 (a)	3,894,000	3,824,687
5.00%, 7/1/2019 (a)	5,340,000	5,166,450
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,200,000	1,206,720
Vereit Operating Partnership L.P.:
2.00%, 2/6/2017	8,652,000	8,587,110
3.00%, 2/6/2019 (a)	5,284,000	5,191,002

		33,673,382

RETAIL — 3.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 5/20/2020	3,850,000	3,938,550
Best Buy Co., Inc. 5.00%, 8/1/2018 (a)	967,000	1,011,288
Claire’s Stores, Inc.:
8.88%, 3/15/2019	4,274,000	1,111,240
9.00%, 3/15/2019 (b)	7,600,000	5,396,000
Dollar Tree, Inc. 5.25%, 3/1/2020 (b)	4,640,000	4,854,832
Dufry Finance SCA 5.50%, 10/15/2020 (b)	800,000	832,000
GameStop Corp.:
5.50%, 10/1/2019 (a) (b)	878,000	842,880
6.75%, 3/15/2021 (a) (b)	5,100,000	4,921,500
Guitar Center, Inc. 6.50%, 4/15/2019 (b)	4,205,000	3,763,475
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (a)	2,355,000	2,284,350
8.13%, 10/1/2019 (a)	2,733,000	2,804,878
Jo-Ann Stores LLC 8.13%, 3/15/2019 (b)	3,089,000	2,841,880
L Brands, Inc.:
6.90%, 7/15/2017	4,990,000	5,242,619

7.00%, 5/1/2020	3,059,000	3,506,379
8.50%, 6/15/2019	3,150,000	3,685,815
Landry’s, Inc. 9.38%, 5/1/2020 (b)	3,612,000	3,797,115
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	2,500,000	2,612,500
Outerwall, Inc. 6.00%, 3/15/2019 (a)	2,925,000	2,457,000
Rite Aid Corp. 9.25%, 3/15/2020	8,419,000	8,850,474
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (a) (b)	4,666,000	4,805,980
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	5,394,000	5,259,150
Toys R Us, Inc.:
7.38%, 10/15/2018 (a)	2,820,000	2,220,750
10.38%, 8/15/2017 (a)	2,260,000	2,067,900
Yum! Brands, Inc. 3.88%, 11/1/2020	2,500,000	2,459,375

		81,567,930

SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
6.75%, 3/1/2019	3,830,000	3,064,000
7.75%, 8/1/2020 (a)	2,465,000	1,700,850
NXP B.V./NXP Funding LLC:
3.50%, 9/15/2016 (b)	1,620,000	1,627,088
3.75%, 6/1/2018 (b)	5,613,000	5,683,162
4.13%, 6/15/2020 (b)	3,623,000	3,659,230
5.75%, 2/15/2021 (b)	400,000	419,000

		16,153,330

SOFTWARE — 1.2%
Blackboard, Inc. 7.75%, 11/15/2019 (b)	2,900,000	2,334,500
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (b)	5,336,000	3,655,160
Emdeon, Inc. 11.00%, 12/31/2019	2,200,000	2,326,500
First Data Corp. 6.75%, 11/1/2020 (b)	9,125,000	9,547,031
IMS Health, Inc. 6.00%, 11/1/2020 (a) (b)	3,100,000	3,185,250
Infor US, Inc. 5.75%, 8/15/2020 (a) (b)	3,737,000	3,839,768
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	6,913,000	7,012,547

		31,900,756

STORAGE & WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (b)	7,915,000	6,094,550
10.75%, 10/15/2019 (b)	5,350,000	1,578,250

		7,672,800

TELECOMMUNICATIONS — 9.4%
Avanti Communications Group PLC 10.00%, 10/1/2019 (a) (b)	4,050,000	2,951,438
Avaya, Inc.:
7.00%, 4/1/2019 (a) (b)	6,758,000	4,568,408
10.50%, 3/1/2021 (b)	3,098,000	944,890

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CenturyLink, Inc.:
Series N, 6.00%, 4/1/2017	$2,572,000	$2,658,805
Series R, 5.15%, 6/15/2017 (a)	2,138,000	2,194,123
Series V, 5.63%, 4/1/2020 (a)	5,565,000	5,637,345
Series Y, 7.50%, 4/1/2024	2,000,000	2,005,000
Cincinnati Bell, Inc. 8.38%, 10/15/2020	3,661,000	3,706,762
CommScope Holding Co., Inc. PIK, 6.63%, 6/1/2020 (b)	3,400,000	3,489,250
CommScope, Inc. 4.38%, 6/15/2020 (b)	3,130,000	3,192,600
DigitalGlobe, Inc. 5.25%, 2/1/2021 (b)	1,300,000	1,183,000
Frontier Communications Corp.:
7.13%, 3/15/2019	2,962,000	3,059,450
8.13%, 10/1/2018	3,273,000	3,510,293
8.25%, 4/15/2017 (a)	3,745,000	3,951,724
8.50%, 4/15/2020	7,366,000	7,531,735
8.88%, 9/15/2020 (a) (b)	6,298,000	6,534,175
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	5,738,000	6,311,800
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019	10,667,000	7,866,912
7.25%, 10/15/2020	15,812,000	10,198,740
Intelsat Luxembourg SA 6.75%, 6/1/2018 (a)	2,096,000	1,603,440
Level 3 Financing, Inc.:
6.13%, 1/15/2021	4,550,000	4,766,125
7.00%, 6/1/2020	5,127,000	5,348,486
Millicom International Cellular SA:
4.75%, 5/22/2020 (a) (b)	2,650,000	2,507,563
6.63%, 10/15/2021 (b)	1,500,000	1,507,500
Nokia Oyj 5.38%, 5/15/2019 (a)	7,380,000	7,878,150
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a) (b)	3,238,000	3,379,663
SBA Telecommunications, Inc. 5.75%, 7/15/2020	4,250,000	4,383,025
SoftBank Group Corp. 4.50%, 4/15/2020 (a) (b)	16,737,000	16,926,128
Sprint Capital Corp. 6.90%, 5/1/2019	8,198,000	7,095,369
Sprint Communications, Inc.:
6.00%, 12/1/2016	9,211,000	9,124,417
7.00%, 3/1/2020 (a) (b)	4,590,000	4,612,032
7.00%, 8/15/2020	7,130,000	5,668,350
8.38%, 8/15/2017 (a)	6,520,000	6,430,676
9.00%, 11/15/2018 (b)	14,355,000	15,036,862
9.13%, 3/1/2017 (a)	4,790,000	4,882,926
Syniverse Holdings, Inc. 9.13%, 1/15/2019	3,219,000	1,416,360
T-Mobile USA, Inc.:
5.25%, 9/1/2018	2,744,000	2,798,880
6.46%, 4/28/2019	8,660,000	8,833,200
6.54%, 4/28/2020 (a)	9,109,000	9,427,815
6.63%, 11/15/2020	6,869,000	7,083,656
Telecom Italia Capital SA:
7.00%, 6/4/2018	4,431,000	4,813,174
7.18%, 6/18/2019	3,275,000	3,708,937
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (b)	6,933,000	6,929,533

Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (b)	3,975,000	3,532,781
ViaSat, Inc. 6.88%, 6/15/2020	3,905,000	4,056,319
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (b)	13,540,000	12,761,450
6.50%, 4/30/2020 (b)	3,300,000	3,333,000
Windstream Services LLC 7.75%, 10/15/2020 (a)	4,973,000	4,276,780

		255,619,047

TEXTILES — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	4,920,000	4,710,900

TRANSPORTATION — 0.8%
Erickson, Inc. 8.25%, 5/1/2020	2,400,000	1,467,000
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	6,660,000	6,660,000
Global Ship Lease, Inc. 10.00%, 4/1/2019 (b)	3,177,000	2,672,651
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021	300,000	177,000
5.88%, 4/1/2020	2,679,000	1,620,795
Jack Cooper Holdings Corp. 10.25%, 6/1/2020 (b)	1,618,000	1,148,780
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	3,465,000	970,200
Teekay Corp. 8.50%, 1/15/2020 (a)	2,824,000	1,948,560
XPO Logistics, Inc. 7.88%, 9/1/2019 (b)	6,016,000	6,226,560

		22,891,546

TOTAL CORPORATE BONDS & NOTES (Cost $2,877,317,167)		2,643,370,765

U.S. TREASURY OBLIGATIONS — 0.3%
Treasury Notes 1.38%, 1/31/2021 (Cost $8,087,554)	8,000,000	8,058,480

	Shares
COMMON STOCK — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
PetroQuest Energy, Inc. (e) (Cost $39,966)	79,180	47,975

SHORT-TERM INVESTMENTS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	180,816,400	180,816,400
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	15,557,465	15,557,465

TOTAL SHORT-TERM INVESTMENTS (Cost $196,373,865)		196,373,865

TOTAL INVESTMENTS — 104.9% (Cost $3,081,818,552)		2,847,851,085
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(133,368,303)

NET ASSETS — 100.0%		$2,714,482,782

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 32.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy
(e)	Non-income producing security.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

PIK = Payment in Kind

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$6,814,821	$—	$6,814,821
Aerospace & Defense	—	12,068,984	—	12,068,984
Agriculture	—	841,000	—	841,000
Airlines	—	20,186,127	—	20,186,127
Apparel	—	3,347,783	—	3,347,783
Auto Manufacturers	—	25,636,304	—	25,636,304
Auto Parts & Equipment	—	23,211,505	—	23,211,505
Banks	—	72,538,408	—	72,538,408
Beverages	—	20,725,549	—	20,725,549
Chemicals	—	60,893,861	—	60,893,861
Coal	—	120,794	—	120,794
Commercial Services	—	89,230,652	—	89,230,652
Construction Materials	—	37,406,122	—	37,406,122
Distribution & Wholesale	—	17,941,686	—	17,941,686
Diversified Financial Services	—	260,661,741	—	260,661,741
Electric	—	63,188,519	—	63,188,519
Electrical Components & Equipment	—	4,766,503	—	4,766,503
Electronics	—	6,258,117	—	6,258,117
Energy-Alternate Sources	—	3,116,000	—	3,116,000
Engineering & Construction	—	8,278,386	—	8,278,386
Entertainment	—	43,053,387	—	43,053,387
Environmental Control	—	18,459,482	—	18,459,482
Food	—	42,529,481	—	42,529,481
Food Service	—	8,682,172	—	8,682,172
Forest Products & Paper	—	1,778,130	—	1,778,130
Gas	—	4,691,288	—	4,691,288
Hand & Machine Tools	—	2,078,000	—	2,078,000
Health Care Products	—	43,733,279	—	43,733,279
Health Care Services	—	172,353,182	—	172,353,182
Holding Companies-Divers	—	13,274,716	—	13,274,716
Home Builders.	—	70,229,864	—	70,229,864
Home Furnishings	—	626,670	—	626,670
Household Products	—	9,298,585	—	9,298,585
Household Products & Wares	—	9,810,102	—	9,810,102
Insurance.	—	15,474,739	—	15,474,739
Internet	—	4,795,320	—	4,795,320
Investment Company Security	—	3,623,550	—	3,623,550

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Iron/Steel	$—	$73,569,460	$—	$73,569,460
IT Services	—	15,222,855	—	15,222,855
Leisure Time	—	15,459,727	—	15,459,727
Lodging	—	43,004,040	—	43,004,040
Machinery, Construction & Mining	—	4,520,819	—	4,520,819
Machinery-Diversified	—	41,910,912	—	41,910,912
Media	—	176,220,950	—	176,220,950
Metal Fabricate & Hardware	—	9,008,760	—	9,008,760
Mining	—	116,733,246	—	116,733,246
Miscellaneous Manufacturer	—	21,959,755	—	21,959,755
Oil & Gas	—	179,537,189	—	179,537,189
Oil & Gas Services.	—	35,096,963	—	35,096,963
Packaging & Containers	—	92,707,800	—	92,707,800
Pharmaceuticals	—	50,695,056	—	50,695,056
Pipelines	—	95,880,733	—	95,880,733
Real Estate	—	15,928,000	—	15,928,000
Real Estate Investment Trusts (REITS)	—	33,673,382	—	33,673,382
Retail	—	81,567,930	—	81,567,930
Semiconductors	—	16,153,330	—	16,153,330
Software	—	31,900,756	—	31,900,756
Storage & Warehousing	—	7,672,800	—	7,672,800
Telecommunications.	—	255,619,047	—	255,619,047
Textiles	—	4,710,900	—	4,710,900
Transportation	—	22,891,546	—	22,891,546
U.S. Treasury Obligations
Sovereign	—	8,058,480	—	8,058,480
Common Stock
Oil, Gas & Consumable Fuels	47,975	—	—	47,975
Short-Term Investments	196,373,865	—	—	196,373,865

TOTAL INVESTMENTS	$196,421,840	$2,651,429,245	$—	$2,847,851,085

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 85.1%
AEROSPACE & DEFENSE — 0.1%
Rockwell Collins, Inc. 0.98%, 12/15/2016 (a)	$350,000	$350,130

AGRICULTURE — 0.1%
BAT International Finance PLC 1.14%, 6/15/2018 (a) (b)	300,000	297,938

AUTO MANUFACTURERS — 6.1%
American Honda Finance Corp.:
Series MTN, 0.76%, 9/2/2016 (a)	600,000	600,255
Series MTN, 0.79%, 7/14/2017 (a)	500,000	499,208
Series MTN, 0.95%, 12/11/2017 (a)	600,000	598,873
1.01%, 5/26/2016 (a) (b)	1,400,000	1,401,004
Series MTN, 1.07%, 9/20/2017 (a)	915,000	916,706
Series MTN, 1.08%, 7/13/2018 (a)	453,000	452,038
1.12%, 10/7/2016 (a)	850,000	851,769
Daimler Finance North America LLC:
0.96%, 8/1/2017 (a) (b)	700,000	695,847
0.99%, 3/10/2017 (a) (b)	800,000	796,473
1.05%, 3/2/2018 (a) (b)	400,000	395,663
1.30%, 8/1/2016 (a) (b)	930,000	930,679
Ford Motor Credit Co. LLC:
1.15%, 9/8/2017 (a)	800,000	789,908
1.26%, 3/27/2017 (a)	350,000	348,341
Series 00, 1.40%, 1/17/2017 (a)	60,000	60,055
Series 1, 1.46%, 3/12/2019 (a)	1,100,000	1,072,970
1.53%, 6/15/2018 (a)	300,000	295,723
1.55%, 11/4/2019 (a)	600,000	578,964
1.56%, 1/9/2018 (a)	500,000	494,194
1.87%, 5/9/2016 (a)	700,000	700,531
Series MTN, 2.20%, 1/8/2019 (a)	600,000	599,167
Hyundai Capital Services, Inc. 1.44%, 3/18/2017 (a) (b)	620,000	619,975
Nissan Motor Acceptance Corp.:
1.18%, 3/3/2017 (a) (b)	600,000	600,226
1.33%, 9/26/2016 (a) (b)	700,000	700,723
1.65%, 3/8/2019 (a)	400,000	400,114
Toyota Motor Credit Corp.:
Series MTN, 0.73%, 9/23/2016 (a)	350,000	349,949
Series MTN, 0.82%, 5/16/2017 (a)	672,000	672,263
0.91%, 5/17/2016 (a)	1,100,000	1,100,516
Series 2547, 0.94%, 1/12/2018 (a)	1,000,000	998,672
Series MTN, 1.00%, 3/12/2020 (a)	853,000	839,587
Series GMTN, 1.08%, 7/13/2018 (a)	1,000,000	999,628
Volkswagen Group of America Finance LLC:
0.84%, 5/23/2016 (a) (b)	700,000	698,378
0.90%, 11/22/2016 (a) (b)	400,000	396,569
0.99%, 5/23/2017 (a) (b)	700,000	691,798
1.06%, 11/20/2017 (a) (b)	260,000	255,101
1.09%, 5/22/2018 (a) (b)	400,000	389,720
Volkswagen International Finance NV 1.06%, 11/18/2016 (a) (b)	1,000,000	995,135

		23,786,722

BANKS — 52.7%
Abbey National Treasury Services PLC:
1.14%, 3/13/2017 (a)	500,000	499,270
2.11%, 3/14/2019 (a)	300,000	301,511

ABN AMRO Bank NV:
1.05%, 6/6/2016 (a) (b)	300,000	300,048
1.42%, 10/28/2016 (a) (b)	1,700,000	1,702,917
American Express Bank FSB 0.74%, 6/12/2017 (a)	500,000	496,993
Australia & New Zealand Banking Group, Ltd.:
0.80%, 7/15/2016 (a) (b)	500,000	499,921
1.00%, 1/10/2017 (a) (b)	750,000	750,583
1.06%, 1/16/2018 (a) (b)	600,000	595,762
1.18%, 5/15/2018 (a)	1,140,000	1,134,254
1.37%, 11/16/2018 (a) (b)	500,000	498,405
Banco Santander Chile:
1.52%, 4/11/2017 (a)	200,000	198,250
1.52%, 4/11/2017 (a) (b)	500,000	495,625
Bank Nederlandse Gemeenten NV:
0.69%, 7/14/2017 (a) (b)	1,800,000	1,796,634
0.79%, 7/18/2016 (a) (b)	1,292,000	1,292,335
Bank of America Corp.:
0.88%, 10/14/2016 (a)	680,000	678,851
1.16%, 5/2/2017 (a)	200,000	198,463
Series MTN, 1.24%, 8/25/2017 (a)	500,000	498,056
Series MTN, 1.50%, 4/1/2019 (a)	1,250,000	1,238,000
1.66%, 1/15/2019 (a)	1,000,000	995,071
Series MTN, 1.69%, 3/22/2018 (a)	1,577,000	1,579,760
Bank of America NA:
0.91%, 6/15/2016 (a)	1,100,000	1,099,714
0.93%, 6/15/2017 (a)	1,250,000	1,241,865
1.09%, 6/5/2017 (a)	700,000	699,057
1.09%, 11/14/2016 (a)	1,450,000	1,450,129
1.09%, 2/14/2017 (a)	800,000	800,054
1.40%, 12/7/2018 (a)	500,000	497,570
Bank of Montreal:
0.87%, 7/14/2017 (a)	400,000	398,936
Series MTN, 1.14%, 7/15/2016 (a)	1,030,000	1,031,110
Series MTN, 1.22%, 4/9/2018 (a)	450,000	449,357
Series MTN, 1.23%, 7/31/2018 (a)	750,000	747,712
Bank of New York Mellon Corp.:
1.00%, 5/22/2018 (a)	400,000	398,154
Series 1, 1.08%, 3/6/2018 (a)	146,000	146,028
Series MTN, 1.12%, 9/11/2019 (a)	500,000	491,954
Series MTN, 1.18%, 8/1/2018 (a)	370,000	369,114
Series MTN, 1.49%, 8/17/2020 (a)	400,000	398,192
Bank of Nova Scotia:
0.93%, 4/11/2017 (a)	700,000	699,412
1.05%, 12/13/2016 (a)	900,000	901,139
1.11%, 6/11/2018 (a)	300,000	299,312
1.14%, 7/15/2016 (a)	1,314,000	1,315,791
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.94%, 9/8/2017 (a) (b)	300,000	298,561
1.05%, 3/10/2017 (a) (b)	1,200,000	1,197,949
1.19%, 3/5/2018 (a) (b)	600,000	596,553
1.25%, 9/9/2016 (a) (b)	850,000	851,058
1.65%, 9/14/2018 (a) (b)	400,000	400,588
Banque Federative du Credit Mutuel SA:
1.47%, 10/28/2016 (a) (b)	1,050,000	1,052,221
1.47%, 1/20/2017 (a) (b)	600,000	601,742

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Barclays Bank PLC:
Series MTN, 1.18%, 12/9/2016 (a)	$300,000	$299,777
1.20%, 2/17/2017 (a)	1,000,000	999,150
BB&T Corp.:
Series MTN, 1.28%, 2/1/2019 (a)	700,000	692,091
Series MTN, 1.49%, 6/15/2018 (a)	150,000	149,941
BNP Paribas SA:
Series MTN, 1.08%, 5/7/2017 (a)	600,000	598,756
Series MTN, 1.12%, 3/17/2017 (a)	357,000	356,875
1.22%, 12/12/2016 (a)	525,000	525,591
BPCE SA:
1.19%, 11/18/2016 (a)	500,000	500,451
Series MTN, 1.27%, 6/17/2017 (a)	1,150,000	1,148,255
Series MTN, 1.47%, 2/10/2017 (a)	1,000,000	1,002,444
Series MTN, 1.87%, 4/25/2016 (a)	1,038,000	1,038,763
Branch Banking & Trust Co.:
0.95%, 9/13/2016 (a)	300,000	299,791
1.07%, 12/1/2016 (a)	450,000	450,203
Canadian Imperial Bank of Commerce 1.14%, 7/18/2016 (a)	915,000	916,177
Capital One NA/Mclean:
1.30%, 2/5/2018 (a) (c)	400,000	398,140
1.77%, 8/17/2018 (a)	400,000	401,078
Citigroup, Inc.:
0.91%, 6/9/2016 (a)	2,810,000	2,808,381
Series MTN, 1.14%, 5/1/2017 (a)	1,300,000	1,298,198
1.18%, 3/10/2017 (a)	1,232,000	1,230,424
1.30%, 11/15/2016 (a)	1,000,000	1,001,411
Series _, 1.31%, 4/27/2018 (a)	1,000,000	993,162
1.33%, 11/24/2017 (a)	800,000	796,226
1.40%, 4/1/2016 (a)	800,000	800,000
1.50%, 12/7/2018 (a)	600,000	593,287
Series ., 1.50%, 7/30/2018 (a) (c)	1,000,000	996,205
1.58%, 7/25/2016 (a)	1,830,000	1,833,019
1.93%, 10/26/2020 (a)	1,000,000	997,333
2.32%, 5/15/2018 (a)	1,600,000	1,622,822
Commonwealth Bank of Australia:
0.83%, 6/3/2016 (a) (b)	1,000,000	1,000,306
0.99%, 3/13/2017 (a) (b)	1,600,000	1,598,947
1.03%, 3/12/2018 (a) (b)	800,000	795,303
1.12%, 9/20/2016 (a) (b)	3,335,000	3,339,542
Cooperatieve Rabobank UA 0.95%, 4/28/2017 (a)	2,030,000	2,029,945
Credit Agricole SA:
1.18%, 6/12/2017 (a) (b)	1,000,000	997,973
1.42%, 4/15/2019 (a) (b)	600,000	593,640
1.48%, 10/3/2016 (a) (b)	1,000,000	1,002,035
1.61%, 6/10/2020 (a) (b)	300,000	296,145
1.78%, 4/15/2016 (a) (b)	350,000	350,149
Credit Suisse AG:
Series GMTN, 1.13%, 5/26/2017 (a)	2,050,000	2,044,301
1.31%, 1/29/2018 (a)	1,250,000	1,243,100
DBS Group Holdings, Ltd. 1.12%, 7/16/2019 (a) (b)	600,000	599,564
Deutsche Bank AG:
1.11%, 5/30/2017 (a)	1,500,000	1,489,375
1.23%, 2/13/2017 (a)	900,000	897,462
1.30%, 2/13/2018 (a)	900,000	889,059
Fifth Third Bank 1.13%, 11/18/2016 (a)	975,000	976,465

Goldman Sachs Group, Inc.:
Series MTN, 1.26%, 6/4/2017 (a)	550,000	549,358
1.29%, 5/22/2017 (a)	1,500,000	1,498,896
Series MTN, 1.43%, 12/15/2017 (a)	1,350,000	1,346,594
1.64%, 10/23/2019 (a) (c)	1,000,000	993,144
Series MTN, 1.72%, 11/15/2018 (a)	3,351,000	3,350,665
1.78%, 4/23/2020 (a)	1,400,000	1,391,320
Series 1, 1.82%, 4/30/2018 (a)	2,450,000	2,460,363
1.83%, 9/15/2020 (a)	1,600,000	1,588,944
2.40%, 2/25/2021 (a)	800,000	811,074
HSBC Bank PLC 1.26%, 5/15/2018 (a) (b)	800,000	795,775
HSBC Holdings PLC 2.87%, 3/8/2021 (a)	400,000	409,275
HSBC USA, Inc.:
0.96%, 11/13/2017 (a)	300,000	298,142
1.08%, 3/3/2017 (a)	700,000	698,923
1.23%, 11/13/2019 (a)	300,000	292,973
Industrial & Commercial Bank of China, Ltd. Series MTN, 1.81%, 11/13/2017 (a)	500,000	502,738
ING Bank NV:
1.19%, 3/16/2018 (a) (b)	400,000	398,219
1.32%, 10/1/2019 (a) (b)	1,500,000	1,475,848
1.40%, 8/17/2018 (a) (b)	400,000	398,744
JPMorgan Chase & Co.:
Series MTN, 1.07%, 11/18/2016 (a)	2,000,000	2,000,590
1.14%, 2/15/2017 (a)	2,000,000	2,001,498
Series MTN, 1.17%, 4/25/2018 (a)	1,500,000	1,494,658
Series 1, 1.25%, 1/28/2019 (a)	1,000,000	995,594
1.47%, 3/22/2019 (a)	600,000	599,868
1.52%, 1/25/2018 (a)	3,350,000	3,360,358
1.57%, 1/23/2020 (a) (c)	1,350,000	1,350,247
1.82%, 10/29/2020 (a)	250,000	252,818
2.12%, 3/1/2021 (a)	800,000	812,117
JPMorgan Chase Bank NA 1.05%, 6/2/2017 (a)	2,250,000	2,248,531
KeyBank NA 1.12%, 11/25/2016 (a)	600,000	600,231
Kookmin Bank:
1.50%, 1/27/2017 (a)	500,000	500,229
1.87%, 10/11/2016 (a) (b)	50,000	50,130
1.87%, 10/11/2016 (a)	600,000	601,555
Lloyds Bank PLC:
1.16%, 3/16/2018 (a)	700,000	694,860
1.17%, 5/14/2018 (a)	500,000	496,558
1.40%, 8/17/2018 (a)	400,000	398,758
Macquarie Bank, Ltd.:
1.08%, 6/15/2016 (a) (b)	1,000,000	1,000,491
1.25%, 10/27/2017 (a) (b)	500,000	497,980
1.42%, 3/24/2017 (a) (b)	600,000	599,036
1.74%, 7/29/2020 (a) (b)	500,000	493,864
1.74%, 7/29/2020 (a)	53,000	52,350
Manufacturers & Traders Trust Co. 0.99%, 1/30/2017 (a)	700,000	699,040
Mitsubishi UFJ Financial Group, Inc. 2.52%, 3/1/2021 (a)	600,000	611,995
Mizuho Bank, Ltd.:
1.05%, 4/16/2017 (a) (b) (c)	600,000	597,637
1.08%, 9/25/2017 (a) (b)	400,000	399,415

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.27%, 3/26/2018 (a) (b)	$400,000	$398,023
1.81%, 10/20/2018 (a) (b)	700,000	702,034
Morgan Stanley:
Series MTN, 1.07%, 10/18/2016 (a)	2,000,000	1,998,734
Series MTN, 1.36%, 7/23/2019 (a)	400,000	393,924
1.37%, 1/5/2018 (a)	1,000,000	996,559
1.47%, 1/24/2019 (a)	1,000,000	992,788
1.62%, 6/16/2020 (a) (c)	1,000,000	990,735
1.76%, 1/27/2020 (a)	1,000,000	993,481
Series GMTN, 1.90%, 4/25/2018 (a)	1,400,000	1,408,515
Series GMTN, 2.00%, 2/1/2019 (a)	1,250,000	1,261,873
MUFG Union Bank NA 1.38%, 9/26/2016 (a)	600,000	601,106
National Australia Bank, Ltd.:
0.89%, 12/9/2016 (a) (b)	500,000	499,663
0.91%, 6/30/2017 (a) (b)	250,000	249,545
1.01%, 3/17/2017 (a) (b)	800,000	799,886
1.06%, 12/2/2016 (a) (b)	250,000	250,284
1.17%, 7/25/2016 (a)	3,350,000	3,355,347
1.40%, 1/14/2019 (a) (b)	400,000	398,914
National Bank of Canada 1.47%, 12/14/2018 (a)	400,000	398,831
National City Bank 1.01%, 6/7/2017 (a)	440,000	436,875
Nederlandse Waterschapsbank NV:
0.74%, 10/13/2017 (a) (b)	400,000	399,452
0.82%, 10/18/2016 (a) (b)	1,425,000	1,425,697
0.85%, 2/14/2018 (a) (b)	2,730,000	2,726,888
Nordea Bank AB:
0.99%, 4/4/2017 (a) (b)	700,000	699,756
1.08%, 5/13/2016 (a) (b)	584,000	584,258
1.48%, 9/17/2018 (a) (b) (c)	400,000	399,122
PNC Bank NA:
0.92%, 8/1/2017 (a)	400,000	398,312
Series MTN, 1.06%, 6/1/2018 (a)	2,000,000	1,980,720
Royal Bank of Canada:
Series GMTN, 0.88%, 2/3/2017 (a)	400,000	399,695
Series GMTN, 0.88%, 6/16/2017 (a)	400,000	399,084
Series GMTN, 0.88%, 10/13/2017 (a)	1,000,000	995,962
0.95%, 1/23/2017 (a)	1,400,000	1,399,609
Series GMTN, 1.10%, 9/9/2016 (a) (c)	1,000,000	1,001,262
Series GMTN, 1.16%, 3/6/2020 (a) (c)	1,000,000	983,936
Series GMTN, 1.16%, 7/30/2018 (a)	1,000,000	994,390
Series GMTN, 1.16%, 3/15/2019 (a)	1,000,000	989,340
Royal Bank of Scotland Group PLC 1.57%, 3/31/2017 (a)	600,000	599,131
Shinhan Bank 1.27%, 4/8/2017 (a) (b)	600,000	599,208
Standard Chartered PLC 0.97%, 9/8/2017 (a) (b)	400,000	396,304
Sumitomo Mitsui Banking Corp.:
Series GMTN, 0.94%, 7/11/2017 (a)	665,000	661,074
1.05%, 1/10/2017 (a)	850,000	849,151
1.20%, 1/16/2018 (a) (c)	1,600,000	1,592,490
1.29%, 7/19/2016 (a)	350,000	350,468
Series MTN, 1.56%, 1/18/2019 (a)	400,000	400,456
Sumitomo Mitsui Financial Group, Inc. 2.32%, 3/9/2021 (a)	500,000	504,608

Sumitomo Mitsui Trust Bank, Ltd. 1.42%, 9/16/2016 (a) (b)	525,000	526,088
Suncorp-Metway, Ltd. 1.33%, 3/28/2017 (a) (b)	600,000	600,032
Svenska Handelsbanken AB:
1.10%, 9/23/2016 (a)	1,100,000	1,101,275
1.13%, 6/17/2019 (a) (c)	500,000	492,545
Toronto-Dominion Bank:
Series MTN, 0.79%, 7/13/2016 (a)	900,000	900,342
0.85%, 5/2/2017 (a)	1,150,000	1,148,666
Series GMTN, 0.87%, 1/6/2017 (a)	1,300,000	1,299,268
1.07%, 7/2/2019 (a)	900,000	886,766
Series MTN, 1.10%, 9/9/2016 (a)	3,500,000	3,505,211
Series GMTN, 1.16%, 7/23/2018 (a)	1,200,000	1,197,174
Series 1, 1.17%, 4/30/2018 (a)	810,000	808,097
Series MTN, 1.18%, 11/5/2019 (a)	600,000	593,155
1.63%, 4/7/2021 (a)	1,000,000	1,000,000
UBS AG:
Series MTN, 1.13%, 9/26/2016 (a)	300,000	300,276
1.20%, 6/1/2017 (a)	1,000,000	999,276
Series MTN, 1.26%, 8/14/2019 (a)	850,000	842,812
Series MTN, 1.33%, 3/26/2018 (a)	300,000	299,525
UBS Group Funding Jersey, Ltd.:
2.07%, 9/24/2020 (a) (b)	750,000	746,315
2.41%, 4/14/2021 (a)	500,000	498,805
US Bancorp Series MTN, 1.11%, 11/15/2018 (a)	900,000	892,931
US Bank NA:
0.84%, 9/11/2017 (a)	575,000	573,406
0.85%, 1/30/2017 (a)	1,500,000	1,500,661
0.92%, 1/26/2018 (a)	250,000	248,911
1.10%, 10/28/2019 (a)	1,000,000	989,188
Wachovia Corp.:
0.90%, 6/15/2017 (a)	1,950,000	1,942,533
0.99%, 10/15/2016 (a)	1,600,000	1,599,427
Wells Fargo & Co.:
Series MTN, 0.89%, 9/8/2017 (a)	425,000	422,971
Series MTN, 0.93%, 6/2/2017 (a)	900,000	897,080
1.08%, 4/22/2019 (a)	500,000	494,177
Series MTN, 1.15%, 7/20/2016 (a)	800,000	801,018
1.25%, 4/23/2018 (a)	1,961,000	1,960,700
Series N, 1.30%, 1/30/2020 (a)	850,000	841,991
Series MTN, 1.50%, 7/22/2020 (a)	1,000,000	992,190
Series MTN, 1.65%, 12/7/2020 (a)	1,000,000	997,773
1.98%, 3/4/2021 (a)	1,000,000	1,016,568
Wells Fargo Bank NA:
0.78%, 6/2/2016 (a)	2,300,000	2,300,662
0.83%, 5/16/2016 (a)	2,175,000	2,174,158
1.18%, 9/7/2017 (a)	1,000,000	1,000,921
1.36%, 1/22/2018 (a)	800,000	802,370
Westpac Banking Corp.:
0.95%, 5/19/2017 (a)	1,600,000	1,598,837
1.01%, 12/1/2017 (a)	450,000	448,448
1.06%, 11/25/2016 (a)	1,622,000	1,624,027
1.06%, 5/25/2018 (a)	1,100,000	1,092,472
1.36%, 7/30/2018 (a)	600,000	598,900
1.36%, 11/23/2018 (a)	500,000	497,423

		206,659,507

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc.:
0.81%, 1/27/2017 (a)	$500,000	$499,281
1.88%, 2/1/2021 (a)	700,000	712,381
Coca-Cola Co 0.72%, 11/1/2016 (a)	728,000	728,119
PepsiCo, Inc.:
0.87%, 7/17/2017 (a)	464,000	464,535
0.97%, 10/13/2017 (a)	400,000	400,925
SABMiller Holdings, Inc. 1.31%, 8/1/2018 (a) (b)	400,000	398,112

		3,203,353

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 1.00%, 5/22/2017 (a)	800,000	798,163

CHEMICALS — 0.1%
Monsanto Co. 0.82%, 11/7/2016 (a)	500,000	498,439

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. 1.73%, 6/30/2017 (a)	375,000	371,560

DIVERSIFIED FINANCIAL SERVICES — 3.8%
American Express Co. 1.21%, 5/22/2018 (a)	950,000	943,717
American Express Credit Corp.:
Series MTN, 0.91%, 6/5/2017 (a)	840,000	835,267
Series 0000, 0.92%, 9/22/2017 (a)	300,000	298,240
Series GMTN, 1.11%, 8/15/2019 (a)	500,000	490,011
1.13%, 7/29/2016 (a)	1,300,000	1,301,652
1.19%, 3/18/2019 (a)	1,100,000	1,084,490
Series F, 1.68%, 9/14/2020 (a)	1,000,000	994,342
Bear Stearns Cos. LLC Series MTN, 1.01%, 11/21/2016 (a)	1,638,000	1,637,348
General Electric Co.:
Series MTN, 0.79%, 2/15/2017 (a)	465,000	464,617
Series MTN, 0.82%, 5/11/2016 (a)	910,000	910,238
Series MTN, 0.89%, 8/7/2018 (a)	500,000	492,672
Series GMTN, 1.13%, 1/14/2019 (a)	600,000	598,124
Series GMTN, 1.24%, 1/9/2020 (a)	1,000,000	1,000,391
Series GMTN, 1.27%, 7/12/2016 (a)	1,200,000	1,202,129
Series GMTN, 1.49%, 5/9/2016 (a)	775,000	775,326
HSBC Finance Corp. 1.07%, 6/1/2016 (a)	1,500,000	1,499,590
Macquarie Group, Ltd. 1.62%, 1/31/2017 (a) (b)	300,000	299,949
Nomura Holdings, Inc. Series MTN, 2.08%, 9/13/2016 (a)	250,000	250,660

		15,078,763

ELECTRIC — 0.3%
Duke Energy Corp. 1.01%, 4/3/2017 (a)	350,000	347,654
Electricite de France SA 1.08%, 1/20/2017 (a) (b)	730,000	728,246

		1,075,900

FOOD — 0.5%
ConAgra Foods, Inc. 0.99%, 7/21/2016 (a)	650,000	649,537
Kroger Co. 1.15%, 10/17/2016 (a)	800,000	800,452

Mondelez International, Inc. 1.14%, 2/1/2019 (a)	600,000	591,379

		2,041,368

HEALTH CARE PRODUCTS — 0.2%
Becton Dickinson and Co. 1.08%, 6/15/2016 (a)	500,000	500,034
Medtronic, Inc. 1.43%, 3/15/2020 (a)	400,000	398,972

		899,006

HEALTH CARE SERVICES — 0.3%
Roche Holdings, Inc.:
0.72%, 9/29/2017 (a) (b)	400,000	398,600
0.97%, 9/30/2019 (a) (b)	400,000	395,683
UnitedHealth Group, Inc. 1.07%, 1/17/2017 (a)	400,000	400,342

		1,194,625

HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co.:
0.70%, 11/4/2016 (a)	500,000	500,226
0.89%, 11/1/2019 (a) (c)	600,000	597,437

		1,097,663

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp. 0.67%, 5/19/2016 (a)	450,000	450,068

INSURANCE — 2.7%
Berkshire Hathaway Finance Corp.:
0.74%, 8/14/2017 (a) (c)	600,000	599,200
0.77%, 1/10/2017 (a)	500,000	500,024
0.79%, 1/13/2017 (a)	600,000	599,772
0.92%, 1/12/2018 (a)	650,000	649,969
1.18%, 3/7/2018 (a)	1,200,000	1,204,172
1.32%, 3/15/2019 (a)	400,000	402,647
Jackson National Life Global Funding 0.87%, 7/29/2016 (a) (b)	400,000	400,245
Metropolitan Life Global Funding I:
0.76%, 6/23/2016 (a) (b)	950,000	950,160
0.82%, 7/14/2016 (a) (b)	600,000	600,259
1.00%, 4/10/2017 (a) (b)	1,700,000	1,700,986
1.15%, 7/15/2016 (a) (b)	200,000	200,258
New York Life Global Funding:
0.74%, 9/6/2016 (a) (b)	500,000	500,149
0.97%, 5/23/2016 (a) (b)	700,000	700,380
Principal Life Global Funding II 1.01%, 5/27/2016 (a) (b)	650,000	650,450
Prudential Financial, Inc. Series MTN, 1.40%, 8/15/2018 (a)	800,000	798,070

		10,456,741

INTERNET — 0.5%
Alibaba Group Holding, Ltd. 1.16%, 11/28/2017 (a)	600,000	594,256
eBay, Inc.:
0.82%, 7/28/2017 (a)	600,000	593,962
1.10%, 8/1/2019 (a)	600,000	582,167

		1,770,385

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

IT SERVICES — 2.4%
Apple, Inc.:
0.67%, 5/3/2016 (a)	$1,211,000	$1,211,237
0.69%, 5/5/2017 (a)	1,135,000	1,134,915
0.87%, 5/3/2018 (a)	2,139,000	2,135,161
0.87%, 2/7/2020 (a)	500,000	494,379
0.92%, 5/6/2020 (a)	600,000	590,067
0.92%, 5/6/2019 (a)	1,050,000	1,044,475
1.75%, 2/23/2021 (a)	1,000,000	1,013,640
Hewlett Packard Enterprise Co. 2.37%, 10/5/2017 (a) (b)	400,000	400,672
International Business Machines Corp.:
0.81%, 2/6/2018 (a)	1,100,000	1,095,373
0.99%, 2/12/2019 (a)	400,000	397,800

		9,517,719

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series GMTN, 0.81%, 6/9/2017 (a)	300,000	299,809
Series MTN, 0.86%, 3/3/2017 (a) (c)	450,000	450,378
Series GMTN, 1.33%, 2/23/2018 (a)	600,000	603,175

		1,353,362

MACHINERY-DIVERSIFIED — 0.5%
John Deere Capital Corp.:
Series MTN, 0.72%, 4/12/2016 (a)	1,000,000	1,000,081
Series MTN, 0.77%, 3/1/2017 (a)	500,000	499,985
Series MTN, 1.07%, 7/11/2017 (a)	400,000	401,161

		1,901,227

MEDIA — 0.5%
NBCUniversal Enterprise, Inc.:
1.16%, 4/15/2016 (a) (b)	584,000	584,102
1.31%, 4/15/2018 (a) (b)	1,169,000	1,167,294
Walt Disney Co. 0.94%, 1/8/2019 (a)	400,000	400,213

		2,151,609

MINING — 0.8%
Anglo American Capital PLC 1.57%, 4/15/2016 (a) (b)	600,000	597,848
BHP Billiton Finance USA, Ltd. 0.88%, 9/30/2016 (a)	750,000	747,698
Glencore Funding LLC:
1.80%, 5/27/2016 (a) (b)	657,000	654,379
1.98%, 1/15/2019 (a) (b)	700,000	612,500
Rio Tinto Finance USA PLC
1.48%, 6/17/2016 (a)	578,000	577,951

		3,190,376

OIL & GAS — 4.8%
BP Capital Markets PLC:
0.97%, 2/10/2017 (a)	400,000	398,840
1.04%, 11/7/2016 (a)	400,000	399,681
1.26%, 9/26/2018 (a)	1,245,000	1,224,552
Chevron Corp.:
0.72%, 2/22/2017 (a)	1,400,000	1,396,171
0.72%, 11/9/2016 (a)	500,000	499,720
0.79%, 11/15/2017 (a)	750,000	746,464
0.80%, 3/2/2018 (a)	400,000	396,935
0.98%, 11/9/2017 (a)	500,000	498,974
1.03%, 11/15/2019 (a)	750,000	732,959

CNPC General Capital, Ltd. 1.52%, 5/14/2017 (a) (b)	930,000	930,195
Devon Energy Corp. 1.17%, 12/15/2016 (a)	600,000	587,932
Exxon Mobil Corp.:
0.67%, 3/15/2017 (a)	800,000	797,400
0.69%, 3/1/2018 (a)	500,000	496,054
0.78%, 3/15/2019 (a)	650,000	643,327
1.23%, 2/28/2018 (a)	400,000	401,211
Petroleos Mexicanos 2.64%, 7/18/2018 (a)	450,000	438,750
Shell International Finance B.V.:
0.83%, 11/15/2016 (a)	1,000,000	999,866
0.94%, 5/10/2017 (a)	1,250,000	1,247,665
1.07%, 5/11/2020 (a)	500,000	485,498
1.20%, 11/10/2018 (a)	800,000	793,536
Sinopec Group Overseas Development 2014, Ltd.:
1.40%, 4/10/2017 (a) (b)	1,400,000	1,397,343
1.54%, 4/10/2019 (a) (b)	600,000	596,845
Statoil ASA:
0.82%, 11/9/2017 (a)	500,000	493,851
0.91%, 5/15/2018 (a) (c)	669,000	660,530
1.08%, 11/8/2018 (a)	900,000	889,263
Total Capital International SA 1.19%, 8/10/2018 (a)	600,000	594,782

		18,748,344

PHARMACEUTICALS — 2.1%
Actavis Funding SCS:
1.71%, 3/12/2018 (a)	600,000	603,301
1.89%, 3/12/2020 (a)	600,000	597,843
AstraZeneca PLC 1.15%, 11/16/2018 (a)	400,000	400,942
Baxalta, Inc. 1.40%, 6/22/2018 (a) (b)	400,000	391,972
Bayer US Finance LLC:
0.87%, 10/7/2016 (a) (b)	400,000	400,054
0.89%, 10/6/2017 (a) (b)	400,000	399,341
Johnson & Johnson:
0.71%, 11/28/2016 (a)	1,000,000	1,000,056
0.91%, 3/1/2019 (a)	400,000	400,943
Merck & Co., Inc.:
0.75%, 2/10/2017 (a)	400,000	400,291
0.81%, 5/18/2016 (a)	364,000	364,118
0.98%, 5/18/2018 (a)	1,427,000	1,430,657
1.00%, 2/10/2020 (a)	600,000	597,028
Pfizer, Inc.:
0.77%, 5/15/2017 (a) (c)	600,000	598,173
0.93%, 6/15/2018 (a)	548,000	546,898

		8,131,617

PIPELINES — 0.4%
Enbridge, Inc.:
1.08%, 6/2/2017 (a) (c)	600,000	575,100
1.28%, 10/1/2016 (a)	350,000	346,583
TransCanada PipeLines, Ltd. 1.31%, 6/30/2016 (a)	570,000	569,492

		1,491,175

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

RETAIL — 0.3%
Home Depot, Inc. 1.00%, 9/15/2017 (a)	$600,000	$602,100
Walgreens Boots Alliance, Inc. 1.07%, 5/18/2016 (a)	600,000	600,091

		1,202,191

SOFTWARE — 0.7%
Oracle Corp.:
0.82%, 7/7/2017 (a)	1,335,000	1,336,749
1.13%, 10/8/2019 (a)	500,000	499,868
1.20%, 1/15/2019 (a)	1,100,000	1,104,698

		2,941,315

TELECOMMUNICATIONS — 3.4%
America Movil SAB de CV 1.63%, 9/12/2016 (a)	900,000	899,643
AT&T, Inc.:
1.05%, 3/30/2017 (a)	703,000	702,691
1.31%, 3/11/2019 (a)	700,000	694,620
1.56%, 6/30/2020 (a)	500,000	494,899
Cisco Systems, Inc.:
0.91%, 3/3/2017 (a)	1,150,000	1,151,358
0.94%, 6/15/2018 (a)	1,000,000	997,671
1.14%, 3/1/2019 (a)	572,000	571,819
1.24%, 2/21/2018 (a)	600,000	601,572
Telefonica Emisiones SAU 1.28%, 6/23/2017 (a)	230,000	229,018
Verizon Communications, Inc.:
1.04%, 6/9/2017 (a)	1,900,000	1,896,217
2.16%, 9/15/2016 (a)	2,900,000	2,915,712
2.38%, 9/14/2018 (a)	2,000,000	2,048,940

		13,204,160

TOTAL CORPORATE BONDS & NOTES (Cost $334,718,217)		333,863,426

FOREIGN GOVERNMENT OBLIGATIONS — 12.1%
Asian Development Bank:
0.45%, 5/13/2016 (a)	500,000	499,976
0.66%, 2/28/2018 (a)	1,000,000	998,763
0.67%, 10/19/2017 (a)	2,000,000	1,998,722
Corp. Andina de Fomento 1.17%, 1/29/2018 (a)	400,000	398,692
Dexia Credit Local SA:
1.00%, 11/7/2016 (a) (b)	1,600,000	1,601,037
1.02%, 1/11/2017 (a) (b)	1,100,000	1,099,975
European Investment Bank 0.69%, 10/9/2018 (a) (b)	1,000,000	995,500
Export Development Canada:
0.67%, 10/16/2017 (a) (b)	1,500,000	1,497,630
0.95%, 3/2/2020 (a) (b)	800,000	799,768
Export-Import Bank of Korea:
1.22%, 5/12/2017 (a) (b)	500,000	499,125
1.37%, 1/14/2017 (a)	1,000,000	1,001,620
Inter-American Development Bank:
0.45%, 10/15/2017 (a)	250,000	249,237
0.46%, 6/12/2017 (a)	650,000	648,829
0.61%, 6/20/2018 (a)	505,000	502,854

0.62%, 12/12/2016 (a)	778,000	777,444
0.62%, 10/15/2019 (a)	1,000,000	991,296
0.63%, 7/15/2020 (a)	1,000,000	986,506
0.66%, 1/15/2019 (a) (c)	600,000	596,733
0.66%, 9/12/2018 (a)	950,000	946,089
0.68%, 1/16/2018 (a)	1,000,000	998,334
0.79%, 4/15/2020 (a)	1,000,000	999,632
0.84%, 10/15/2020 (a)	1,500,000	1,492,096
International Bank for Reconstruction & Development:
0.63%, 9/30/2017 (a)	1,000,000	999,540
0.78%, 12/16/2017 (a)	2,000,000	1,999,366
0.90%, 2/11/2021 (a)	1,000,000	999,076
International Finance Corp.:
0.45%, 8/1/2016 (a)	2,500,000	2,499,370
0.64%, 12/15/2020 (a)	1,000,000	996,152
0.68%, 1/9/2019 (a)	2,500,000	2,498,602
International Finance Facility for Immunisation Co. 0.82%, 7/5/2016 (a) (b)	250,000	249,954
Japan Bank for International Cooperation Series DTC, 0.98%, 11/13/2018 (a)	250,000	247,195
KFW 0.79%, 12/29/2017 (a)	1,200,000	1,199,635
Kommunalbanken A/S:
0.71%, 3/17/2020 (a) (b)	1,700,000	1,679,637
0.73%, 5/2/2017 (a) (b)	500,000	499,784
0.75%, 10/31/2016 (a) (b)	270,000	270,007
0.80%, 2/20/2018 (a) (b)	1,174,000	1,171,801
1.01%, 3/27/2017 (a) (b)	3,750,000	3,757,882
Kommuninvest I Sverige AB Series 144A, 0.67%, 5/28/2019 (a) (b)	1,000,000	996,283
Korea Development Bank 1.25%, 1/22/2017 (a)	900,000	900,013
Landwirtschaftliche Rentenbank 0.97%, 2/19/2021 (a) (b)	800,000	799,613
Oesterreichische Kontrollbank AG
0.80%, 8/10/2017 (a)	500,000	499,854
Province of Quebec Canada Series MTN, 0.87%, 9/4/2018 (a)	1,400,000	1,396,325
Svensk Exportkredit AB:
0.72%, 9/28/2017 (a)	400,000	399,056
0.80%, 11/10/2017 (a)	1,000,000	998,088
0.81%, 6/12/2017 (a)	700,000	699,576
0.92%, 1/23/2017 (a)	550,000	550,724
0.95%, 1/14/2019 (a)	600,000	599,834

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $47,570,469)		47,487,225

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	12,038,555	$12,038,555
State Street Navigator Securities Lending Prime Portfolio (e) (f)	4,346,190	4,346,190

TOTAL SHORT-TERM INVESTMENTS (Cost $16,384,745)		16,384,745

TOTAL INVESTMENTS — 101.4%
(Cost $398,673,431)		397,735,396
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(5,329,107)

NET ASSETS — 100.0%		$392,406,289

(a)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.5% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2016.
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$350,130	$—	$350,130
Agriculture	—	297,938	—	297,938
Auto Manufacturers	—	23,786,722	—	23,786,722
Banks	—	206,659,507	—	206,659,507
Beverages	—	3,203,353	—	3,203,353
Biotechnology	—	798,163	—	798,163
Chemicals	—	498,439	—	498,439
Construction Materials	—	371,560	—	371,560
Diversified Financial Services	—	15,078,763	—	15,078,763
Electric	—	1,075,900	—	1,075,900
Food	—	2,041,368	—	2,041,368
Health Care Products	—	899,006	—	899,006
Health Care Services	—	1,194,625	—	1,194,625
Household Products	—	1,097,663	—	1,097,663
Household Products & Wares	—	450,068	—	450,068
Insurance	—	10,456,741	—	10,456,741
Internet	—	1,770,385	—	1,770,385
IT Services	—	9,517,719	—	9,517,719
Machinery, Construction & Mining	—	1,353,362	—	1,353,362
Machinery-Diversified	—	1,901,227	—	1,901,227
Media	—	2,151,609	—	2,151,609
Mining	—	3,190,376	—	3,190,376
Oil & Gas	—	18,748,344	—	18,748,344
Pharmaceuticals	—	8,131,617	—	8,131,617
Pipelines	—	1,491,175	—	1,491,175
Retail	—	1,202,191	—	1,202,191
Software	—	2,941,315	—	2,941,315
Telecommunications	—	13,204,160	—	13,204,160
Foreign Government Obligations	—	47,487,225	—	47,487,225
Short-Term Investments	16,384,745	—	—	16,384,745

TOTAL INVESTMENTS	$16,384,745	$381,350,651	$—	$397,735,396

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.1%
ARGENTINA — 0.7%
YPF SA:
8.50%, 3/23/2021 (a)	$50,000	$50,062
8.75%, 4/4/2024 (a)	50,000	49,500

		99,562

BARBADOS — 0.2%
Columbus International, Inc. 7.38%, 3/30/2021 (a)	25,000	26,438

BRAZIL — 14.9%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	81,570
Banco do Brasil SA/Cayman 3.88%, 10/10/2022	75,000	64,553
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	50,000	50,800
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	100,000	95,270
BRF SA 4.75%, 5/22/2024 (a)	50,000	47,250
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	75,000	63,000
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	75,000	54,000
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	51,000
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	50,000	47,250
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024 (b)	50,000	48,500
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a) (b)	150,000	133,875
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a) (b)	100,000	89,218
7.25%, 6/1/2021 (a) (b)	75,000	74,700
Odebrecht Finance, Ltd. 7.50%, 5/2/2016 (a)	50,000	21,100
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/2023 (a)	87,940	19,347
Petrobras Global Finance B.V.:
3.25%, 3/17/2017	150,000	147,187
3.50%, 2/6/2017 (b)	100,000	98,420
4.38%, 5/20/2023 (b)	100,000	72,970
4.88%, 3/17/2020	100,000	83,220
5.38%, 1/27/2021 (b)	150,000	123,995
5.63%, 5/20/2043	25,000	16,250
6.75%, 1/27/2041	150,000	107,850
6.85%, 6/5/2115	50,000	34,875
7.25%, 3/17/2044 (b)	50,000	37,375
Rio Oil Finance Trust Series 2014-1 9.25%, 7/6/2024 (a)	75,000	46,500
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	60,000
Suzano Trading, Ltd. 5.88%, 1/23/2021 (a)	50,000	50,500
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	100,000	35,000

Vale Overseas, Ltd.: 4.38%, 1/11/2022	75,000	63,844
6.88%, 11/21/2036	175,000	138,197
Vale SA 5.63%, 9/11/2042 (b)	50,000	35,250

		2,092,866

CHILE — 4.7%
Banco Santander Chile 3.88%, 9/20/2022 (a)	50,000	51,897
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	100,145
Colbun SA 4.50%, 7/10/2024 (a)	50,000	51,119
Corp. Nacional del Cobre de Chile:
3.00%, 7/17/2022 (a) (b)	150,000	144,793
5.63%, 9/21/2035 (a)	125,000	130,482
Corpbanca SA 3.13%, 1/15/2018	100,000	100,529
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a) (b)	50,000	52,328
GNL Quintero SA 4.63%, 7/31/2029 (a)	25,000	25,063

		656,356

CHINA — 13.5%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	50,000	50,448
3.13%, 11/28/2021	100,000	101,910
4.50%, 11/28/2034 (b)	25,000	25,549
Baidu, Inc. 3.25%, 8/6/2018	100,000	102,503
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	275,000	266,189
4.25%, 5/9/2043	100,000	94,587
CNOOC Nexen Finance 2014 ULC 1.63%, 4/30/2017	50,000	49,897
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	125,000	126,444
Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (a)	50,000	53,056
Industrial & Commercial Bank of China, Ltd. 2.91%, 11/13/2020	50,000	50,878
Nexen Energy ULC 6.40%, 5/15/2037	50,000	56,741
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	75,000	79,732
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	98,868
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	50,000	50,623
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (a)	200,000	213,427
Sinopec Group Overseas Development 2015, Ltd. 2.50%, 4/28/2020 (a)	150,000	150,625
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	102,210
State Grid Overseas Investment 2014, Ltd.
4.13%, 5/7/2024 (a)	50,000	54,575
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	50,000	53,314
Tencent Holdings, Ltd. 3.38%, 5/2/2019 (a)	100,000	103,581

		1,885,157

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

COLOMBIA — 2.7%
Ecopetrol SA:
5.88%, 9/18/2023 (b)	$50,000	$49,300
7.38%, 9/18/2043	100,000	91,500
7.63%, 7/23/2019 (b)	75,000	82,125
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	50,000	46,625
Pacific Exploration and Production Corp.:
5.13%, 3/28/2023 (a)	100,000	17,000
5.38%, 1/26/2019 (a)	100,000	17,000
SUAM Finance B.V. 4.88%, 4/17/2024 (a)	50,000	50,450
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	25,000	25,338

		379,338

HONG KONG — 3.3%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (a)	100,000	108,811
Hutchison Whampoa International 11, Ltd. 4.63%, 1/13/2022 (a)	250,000	275,618
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)	50,000	47,621
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	50,000	33,729

		465,779

INDIA — 4.0%
Bharti Airtel International Netherlands B.V. 5.13%, 3/11/2023 (a)	100,000	106,798
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	125,000	127,365
Reliance Holding USA, Inc. 4.50%, 10/19/2020 (a)	75,000	80,693
Reliance Industries, Ltd. 4.88%, 2/10/2045 (a)	75,000	71,184
State Bank of India 3.62%, 4/17/2019 (a)	100,000	103,208
Vedanta Resources PLC:
6.00%, 1/31/2019 (a)	50,000	33,812
8.25%, 6/7/2021 (a)	50,000	29,500

		552,560

INDONESIA — 2.5%
Majapahit Holding B.V. 7.75%, 1/20/2020 (a)	100,000	114,250
Pertamina Persero PT:
4.30%, 5/20/2023 (a)	100,000	97,544
6.00%, 5/3/2042 (a)	100,000	91,281
Perusahaan Gas Negara Persero Tbk 5.13%, 5/16/2024 (a) (b)	50,000	51,183

		354,258

ISRAEL — 1.5%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	100,000	103,773
Teva Pharmaceutical Finance Co. B.V. 2.95%, 12/18/2022	50,000	50,278
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (b)	50,000	59,193

		213,244

JAMAICA — 0.6%
Digicel, Ltd. 6.00%, 4/15/2021 (a)	100,000	89,500

KAZAKHSTAN — 1.5%
KazMunayGas National Co. JSC:
6.38%, 4/9/2021 (a)	100,000	102,762
7.00%, 5/5/2020 (a)	100,000	105,000

		207,762

MALAYSIA — 1.7%
Petronas Capital, Ltd.:
3.50%, 3/18/2025 (a)	75,000	76,352
4.50%, 3/18/2045 (a)	50,000	51,867
5.25%, 8/12/2019 (a)	100,000	109,991

		238,210

MEXICO — 13.0%
Alfa SAB de CV:
5.25%, 3/25/2024 (a) (b)	50,000	52,500
6.88%, 3/25/2044 (a)	25,000	25,000
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	50,000	48,573
5.00%, 3/30/2020	100,000	110,647
6.13%, 3/30/2040	75,000	88,560
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 6/6/2024 (a)	50,000	49,375
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)	50,000	51,490
BBVA Bancomer SA 4.38%, 4/10/2024 (a) (b)	50,000	51,750
Cemex SAB de CV 5.70%, 1/11/2025 (a) (b)	200,000	185,400
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	50,000	51,800
Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)	50,000	51,375
5.75%, 2/14/2042 (a)	50,000	48,250
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	48,777
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	106,003
Grupo Televisa SAB 6.63%, 3/18/2025	100,000	119,286
Petroleos Mexicanos:
3.50%, 7/23/2020 (b)	175,000	171,500
3.50%, 1/30/2023	50,000	45,313
4.25%, 1/15/2025 (b)	75,000	69,469
5.50%, 1/21/2021 (b)	100,000	103,750
5.50%, 6/27/2044 (b)	75,000	62,317
5.63%, 1/23/2046	25,000	21,010
6.50%, 6/2/2041	235,000	221,252
Southern Copper Corp. 5.25%, 11/8/2042	50,000	41,067

		1,824,464

MOROCCO — 0.7%
OCP SA 5.63%, 4/25/2024 (a)	100,000	103,980

NETHERLANDS — 0.7%
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042 (a)	50,000	44,000
VTR Finance B.V. 6.88%, 1/15/2024 (a)	50,000	48,812

		92,812

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

PERU — 2.0%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)	$54,000	$55,728
Banco Internacional del Peru SAA 5.75%, 10/7/2020 (a)	75,000	81,728
BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	50,000	50,750
Southern Copper Corp. 6.75%, 4/16/2040	100,000	97,166

		285,372

QATAR — 1.5%
Ooredoo International Finance, Ltd. 4.75%, 2/16/2021 (a)	100,000	109,625
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020 (a)	95,320	101,516

		211,141

RUSSIA — 10.3%
Alfa Bank AO Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	75,000	78,779
ALROSA Finance SA 7.75%, 11/3/2020 (a)	50,000	54,500
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	106,633
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	92,104
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	75,000	81,562
9.25%, 4/23/2019 (a)	200,000	226,750
Lukoil International Finance B.V. 6.13%, 11/9/2020 (a)	100,000	105,500
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a) (b)	50,000	49,522
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (a)	50,000	51,125
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	50,000	48,375
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)	50,000	46,135
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	93,025
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	100,000	101,598
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	103,500
VimpelCom Holdings B.V. 7.50%, 3/1/2022 (a)	100,000	105,375
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	100,000	102,636

		1,447,119

SAUDI ARABIA — 0.7%
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (a)	100,000	95,895

SOUTH AFRICA — 2.9%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022	50,000	46,991

Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a) (b)	100,000	92,020
MTN Mauritius Investments, Ltd. 4.76%, 11/11/2024 (a)	75,000	67,515
Myriad International Holdings B.V. 6.00%, 7/18/2020 (a)	100,000	108,416
Sasol Financing International PLC 4.50%, 11/14/2022	50,000	48,375
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a) (b)	50,000	45,164

		408,481

SOUTH KOREA — 5.1%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	125,331
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	50,000	51,156
Korea Gas Corp. 2.88%, 7/29/2018 (a)	125,000	128,236
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)	50,000	51,151
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	152,492
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	50,000	50,839
NongHyup Bank 2.25%, 9/19/2017 (a)	50,000	50,591
POSCO 4.25%, 10/28/2020 (a)	50,000	53,453
Woori Bank 2.88%, 10/2/2018 (a)	50,000	51,247

		714,496

TAIWAN — 0.4%
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	50,000	49,715

THAILAND — 1.1%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	106,790
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	50,000	51,653

		158,443

TRINIDAD AND TOBAGO — 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)	25,000	25,738

TURKEY — 3.6%
Akbank TAS 4.00%, 1/24/2020 (a)	100,000	99,030
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022 (a)	100,000	100,936
Turkiye Halk Bankasi A/S 3.88%, 2/5/2020 (a)	100,000	95,628
Turkiye Is Bankasi 5.50%, 4/21/2019 (a)	100,000	103,040
Turkiye Vakiflar Bankasi TAO 5.00%, 10/31/2018 (a)	50,000	51,043
Yapi ve Kredi Bankasi A/S 4.00%, 1/22/2020 (a)	50,000	48,800

		498,477

UNITED ARAB EMIRATES — 2.7%
Abu Dhabi National Energy Co. PJSC 5.88%, 12/13/2021 (a)	150,000	167,812
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	47,720	50,841
DP World, Ltd. 6.85%, 7/2/2037 (a)	75,000	76,460

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	$75,000	$88,470

		383,583

VENEZUELA — 1.4%
Petroleos de Venezuela SA:
6.00%, 5/16/2024 (a)	250,000	77,625
6.00%, 11/15/2026 (a)	100,000	30,850
8.50%, 11/2/2017 (a)	100,000	53,000
9.00%, 11/17/2021 (a)	100,000	37,125

		198,600

TOTAL CORPORATE BONDS & NOTES (Cost $14,971,475)		13,759,346

	Shares
SHORT-TERM INVESTMENTS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	1,154,180	1,154,180
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (d) (e)	90,886	90,886

TOTAL SHORT-TERM INVESTMENTS (Cost $1,245,066)		1,245,066

TOTAL INVESTMENTS — 107.0%
(Cost $16,216,541)		15,004,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(986,800)

NET ASSETS — 100.0%		$14,017,612

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 71.8% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown represents the rate at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Argentina.	$—	$99,562	$—	$99,562
Barbados	—	26,438	—	26,438
Brazil	—	2,092,866	—	2,092,866
Chile	—	656,356	—	656,356
China	—	1,885,157	—	1,885,157
Colombia	—	379,338	—	379,338
Hong Kong	—	465,779	—	465,779
India	—	552,560	—	552,560
Indonesia	—	354,258	—	354,258
Israel	—	213,244	—	213,244
Jamaica	—	89,500	—	89,500
Kazakhstan	—	207,762	—	207,762
Malaysia	—	238,210	—	238,210
Mexico	—	1,824,464	—	1,824,464
Morocco	—	103,980	—	103,980
Netherlands	—	92,812	—	92,812
Peru	—	285,372	—	285,372
Qatar	—	211,141	—	211,141
Russia	—	1,447,119	—	1,447,119

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Saudi Arabia	$—	$95,895	$—	$95,895
South Africa.	—	408,481	—	408,481
South Korea	—	714,496	—	714,496
Taiwan.	—	49,715	—	49,715
Thailand	—	158,443	—	158,443
Trinidad And Tobago	—	25,738	—	25,738
Turkey	—	498,477	—	498,477
United Arab Emirates	—	383,583	—	383,583
Venezuela	—	198,600	—	198,600
Short-Term Investments	1,245,066	—	—	1,245,066

TOTAL INVESTMENTS	$1,245,066	$13,759,346	$—	$15,004,412

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.4%
Lamar Media Corp. 5.75%, 2/1/2026 (a)	$25,000	$26,188
Omnicom Group, Inc.:
3.60%, 4/15/2026	50,000	51,218
6.25%, 7/15/2019	25,000	28,313
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,643

		131,362

AEROSPACE & DEFENSE — 0.9%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	56,228
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,162
5.20%, 10/15/2019	25,000	26,619
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	51,213
4.70%, 5/15/2046	50,000	55,906
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	26,137
4.75%, 6/1/2043	25,000	28,112
Textron, Inc. 4.00%, 3/15/2026	25,000	25,631

		296,008

AGRICULTURE — 0.5%
Altria Group, Inc.:
5.38%, 1/31/2044	25,000	30,545
9.70%, 11/10/2018	76,000	91,334
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	25,000	29,040

		150,919

APPAREL — 0.2%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	51,750
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	27,000

		78,750

AUTO MANUFACTURERS — 2.1%
Ford Motor Co. 7.45%, 7/16/2031	50,000	65,142
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	204,421
4.25%, 2/3/2017	100,000	102,231
General Motors Co. 6.75%, 4/1/2046	25,000	28,419
General Motors Financial Co., Inc.:
4.20%, 3/1/2021	50,000	51,430
4.38%, 9/25/2021	50,000	51,677
4.75%, 8/15/2017	50,000	51,615
5.25%, 3/1/2026	50,000	52,296
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	75,000	78,000

		685,231

AUTO PARTS & EQUIPMENT — 1.4%
Dana Holding Corp.:
5.38%, 9/15/2021	50,000	50,000
5.50%, 12/15/2024 (b)	25,000	23,625
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	52,191
Goodyear Tire & Rubber Co.:
5.13%, 11/15/2023	25,000	25,515
6.50%, 3/1/2021	50,000	52,440
Johnson Controls, Inc. 4.63%, 7/2/2044	25,000	24,167

Schaeffler Finance B.V. 4.75%, 5/15/2021 (a)	50,000	51,187
Tenneco, Inc. 6.88%, 12/15/2020	25,000	25,844
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	149,340

		454,309

BANKS — 6.7%
Bank of America Corp.:
Series GMTN, 4.45%, 3/3/2026	30,000	30,906
Series MTN, 4.20%, 8/26/2024	100,000	101,829
Series MTN, 4.25%, 10/22/2026	75,000	76,118
Barclays Bank PLC 6.05%, 12/4/2017 (a)	100,000	105,423
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	51,448
Capital One NA/Mclean Series BKNT, 1.65%, 2/5/2018	150,000	148,920
CIT Group, Inc.:
4.25%, 8/15/2017	100,000	101,760
5.00%, 8/15/2022	75,000	75,750
5.25%, 3/15/2018	100,000	103,200
Citigroup, Inc.:
2.70%, 3/30/2021	50,000	50,365
4.60%, 3/9/2026	70,000	71,773
5.30%, 5/6/2044	25,000	26,158
5.50%, 9/13/2025	25,000	27,358
6.13%, 8/25/2036	50,000	56,069
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	51,685
Credit Suisse AG 5.40%, 1/14/2020	50,000	54,192
Discover Bank/Greenwood 2.00%, 2/21/2018	25,000	24,870
Goldman Sachs Group, Inc.:
5.63%, 1/15/2017	50,000	51,583
6.75%, 10/1/2037	75,000	89,583
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	193,680
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	55,331
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	84,641
Morgan Stanley:
3.95%, 4/23/2027	50,000	50,053
4.88%, 11/1/2022	50,000	54,172
Regions Financial Corp. 7.38%, 12/10/2037	25,000	32,175
Royal Bank of Scotland Group PLC:
1.88%, 3/31/2017	50,000	49,901
6.00%, 12/19/2023	100,000	100,980
6.13%, 12/15/2022	100,000	105,960
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	50,292
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	52,866
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	55,000

		2,184,041

BEVERAGES — 0.7%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	100,000	104,630
6.00%, 5/1/2022	50,000	56,125
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	27,634

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pernod Ricard SA:
2.95%, 1/15/2017 (a)	$25,000	$25,247
5.50%, 1/15/2042 (a)	25,000	26,976

		240,612

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 5/22/2019	25,000	25,575
3.63%, 5/15/2022	50,000	53,497
6.40%, 2/1/2039	100,000	125,086
Celgene Corp.:
3.25%, 8/15/2022	50,000	51,631
4.63%, 5/15/2044	25,000	25,471

		281,260

CHEMICALS — 2.1%
Agrium, Inc. 4.90%, 6/1/2043	25,000	23,792
Albemarle Corp. 4.15%, 12/1/2024	25,000	24,750
Ashland, Inc.:
3.88%, 4/15/2018	50,000	51,690
4.75%, 8/15/2022	25,000	25,340
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023 (a)	25,000	28,500
10.00%, 10/15/2025 (a)	25,000	28,595
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	50,175
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,182
4.95%, 6/1/2043	25,000	21,758
Dow Chemical Co.:
4.25%, 11/15/2020	25,000	27,196
4.38%, 11/15/2042	25,000	23,997
Eagle Spinco, Inc. 4.63%, 2/15/2021	50,000	48,500
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	51,010
3.60%, 8/15/2022	25,000	26,022
LYB International Finance B.V. 5.25%, 7/15/2043	50,000	51,844
Mosaic Co. 5.63%, 11/15/2043	25,000	26,109
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	48,875
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	33,359
Westlake Chemical Corp. 3.60%, 7/15/2022 (b)	28,000	27,814
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	50,000	52,000

		695,508

COMMERCIAL SERVICES — 1.1%
ADT Corp.:
3.50%, 7/15/2022	75,000	64,875
4.88%, 7/15/2042	50,000	33,063
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	25,043
7.00%, 10/15/2037 (a)	50,000	63,774
Moody’s Corp. 2.75%, 7/15/2019	50,000	51,290
Service Corp. International/US 5.38%, 1/15/2022	25,000	26,125
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,284

United Rentals North America, Inc. 4.63%, 7/15/2023	50,000	49,625
Western Union Co. 2.88%, 12/10/2017	50,000	50,741

		374,820

CONSTRUCTION MATERIALS — 1.1%
Lafarge SA 7.13%, 7/15/2036	25,000	30,232
Louisiana-Pacific Corp. 7.50%, 6/1/2020	25,000	25,969
Masco Corp.:
4.38%, 4/1/2026	25,000	25,469
5.95%, 3/15/2022	50,000	55,000
6.50%, 8/15/2032	25,000	25,500
Owens Corning 4.20%, 12/15/2022	50,000	50,671
Standard Industries, Inc. 5.38%, 11/15/2024 (a)	50,000	51,000
USG Corp. 5.88%, 11/1/2021 (a)	25,000	26,125
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	59,187

		349,153

DISTRIBUTION & WHOLESALE — 0.2%
Rexel SA 5.25%, 6/15/2020 (a)	50,000	51,125

DIVERSIFIED FINANCIAL SERVICES — 5.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019	50,000	49,687
Air Lease Corp. 5.63%, 4/1/2017	50,000	51,371
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	26,000
6.25%, 12/1/2019	60,000	65,028
Ally Financial, Inc.:
3.25%, 2/13/2018	50,000	49,500
3.25%, 11/5/2018	100,000	98,350
3.50%, 1/27/2019	5,000	4,931
3.60%, 5/21/2018	100,000	99,375
5.75%, 11/20/2025	25,000	24,438
8.00%, 11/1/2031	150,000	171,375
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	23,625
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	50,000	52,744
Discover Financial Services 3.95%, 11/6/2024	50,000	49,514
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	52,812
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	50,000	49,750
5.88%, 2/1/2022	75,000	71,175
6.00%, 8/1/2020	50,000	48,625
International Lease Finance Corp.:
3.88%, 4/15/2018	50,000	50,285
4.63%, 4/15/2021	50,000	51,250
5.88%, 4/1/2019	50,000	52,815
5.88%, 8/15/2022 (b)	75,000	81,375
7.13%, 9/1/2018 (a)	50,000	54,500
8.75%, 3/15/2017	50,000	52,375
Jefferies Group LLC 6.50%, 1/20/2043	25,000	22,272
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	43,750
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	50,697

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	$50,000	$57,135
Nasdaq, Inc. 5.25%, 1/16/2018	25,000	26,460
Navient Corp.:
Series MTNSeries MTN, 6.00%, 1/25/2017	50,000	50,250
Series MTN, 6.13%, 3/25/2024	75,000	64,500
Series MTN, 8.00%, 3/25/2020	200,000	198,500
NewStar Financial, Inc. 7.25%, 5/1/2020	25,000	22,500
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	57,697
Synchrony Financial 4.25%, 8/15/2024	25,000	25,422

		1,950,083

ELECTRIC — 4.3%
AEP Texas Central Co. Series E, 6.65%, 2/15/2033	50,000	63,205
AES Corp.:
5.50%, 3/15/2024	50,000	49,000
7.38%, 7/1/2021	50,000	55,875
Calpine Corp. 7.88%, 1/15/2023 (a)	61,000	64,660
Dominion Resources, Inc.:
4.10%, 4/1/2021 (c)	80,000	81,806
Series A, 1.40%, 9/15/2017	25,000	24,873
DPL, Inc. 7.25%, 10/15/2021	50,000	51,845
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,120
3.75%, 4/15/2024	25,000	26,137
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	50,070
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	58,685
Entergy Texas, Inc. 5.15%, 6/1/2045	25,000	25,432
Eversource Energy 1.45%, 5/1/2018	50,000	49,557
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	48,349
6.20%, 10/1/2017	50,000	53,165
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	50,000	50,453
Series B, 4.25%, 3/15/2023	75,000	78,066
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	25,141
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	50,000	50,041
NiSource Finance Corp. 5.65%, 2/1/2045	50,000	59,487
NRG Yield Operating LLC 5.38%, 8/15/2024 (b)	50,000	46,375
NV Energy, Inc. 6.25%, 11/15/2020	25,000	28,869
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	50,508
3.75%, 2/15/2024	50,000	53,173
5.80%, 3/1/2037	25,000	31,068
PPL Capital Funding, Inc. 4.20%, 6/15/2022 (b)	40,000	43,115
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	33,965
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	27,997
Southwestern Electric Power Co. Series E, 5.55%, 1/15/2017	50,000	51,613
Toledo Edison Co. 6.15%, 5/15/2037	50,000	57,899

		1,415,549

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.13%, 10/1/2021	50,000	50,562
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	25,000	25,063

		75,625

ELECTRONICS — 0.7%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	26,132
Amphenol Corp. 2.55%, 1/30/2019	50,000	50,399
Arrow Electronics, Inc. 3.50%, 4/1/2022	25,000	25,046
Avnet, Inc. 4.63%, 4/15/2026	25,000	25,273
Flextronics International, Ltd. 5.00%, 2/15/2023	50,000	50,487
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	49,500

		226,837

ENGINEERING & CONSTRUCTION — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	25,000	21,688
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,869

		47,557

ENTERTAINMENT — 0.8%
GLP Capital L.P./GLP Financing II, Inc. 4.88%, 11/1/2020	50,000	52,000
International Game Technology PLC 6.25%, 2/15/2022 (a)	150,000	152,250
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	50,000	50,875

		255,125

ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	51,250
Republic Services, Inc. 3.55%, 6/1/2022	25,000	26,391
Waste Management, Inc. 3.50%, 5/15/2024	50,000	52,295

		129,936

FOOD — 2.3%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	23,687
Campbell Soup Co. 4.25%, 4/15/2021	25,000	27,051
ConAgra Foods, Inc. 3.20%, 1/25/2023	20,000	20,134
Darling Ingredients, Inc. 5.38%, 1/15/2022 (b)	25,000	25,577
General Mills, Inc. 5.40%, 6/15/2040	50,000	60,217
JM Smucker Co. 4.25%, 3/15/2035	50,000	51,923
Kellogg Co. 4.50%, 4/1/2046	50,000	51,191
Kraft Heinz Foods Co.:
3.50%, 6/6/2022	25,000	26,279
4.88%, 2/15/2025 (a)	60,000	66,099
5.00%, 6/4/2042	25,000	27,214
6.13%, 8/23/2018	25,000	27,555
Kroger Co.:
3.50%, 2/1/2026	50,000	52,547
5.15%, 8/1/2043	25,000	28,987
Mondelez International, Inc. 6.50%, 2/9/2040	25,000	31,556
Smithfield Foods, Inc. 6.63%, 8/15/2022	50,000	53,125
Sysco Corp. 3.30%, 7/15/2026	25,000	25,358

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	$35,000	$37,100
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	51,278
Whole Foods Market, Inc. 5.20%, 12/3/2025 (a)	50,000	52,395
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (a)	25,000	25,250

		764,523

FOREST PRODUCTS & PAPER — 0.3%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	24,406
International Paper Co. 7.95%, 6/15/2018	50,000	56,262
Resolute Forest Products, Inc. 5.88%, 5/15/2023	25,000	16,406

		97,074

GAS — 0.7%
AGL Capital Corp. 4.40%, 6/1/2043	25,000	22,908
AmeriGas Partners L.P./AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	75,937
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	53,194
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	24,373
Sempra Energy 2.30%, 4/1/2017	50,000	50,319

		226,731

HEALTH CARE PRODUCTS — 0.7%
Becton Dickinson and Co. 3.13%, 11/8/2021	50,000	51,652
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	50,750
Life Technologies Corp. 6.00%, 3/1/2020	25,000	28,014
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	25,000	25,868
5.30%, 2/1/2044	25,000	27,958
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	50,000	48,822

		233,064

HEALTH CARE SERVICES — 3.9%
Anthem, Inc.:
4.65%, 1/15/2043	50,000	49,524
4.65%, 8/15/2044	25,000	24,841
Centene Corp. 4.75%, 5/15/2022	25,000	25,313
Centene Escrow Corp. 6.13%, 2/15/2024 (a)	47,000	49,468
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	50,375
5.13%, 8/1/2021	50,000	50,500
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	50,000	54,545
5.88%, 1/31/2022 (a)	50,000	54,825
HCA, Inc.:
5.25%, 6/15/2026	200,000	204,600
5.38%, 2/1/2025	50,000	50,500
5.88%, 5/1/2023	50,000	52,437
5.88%, 2/15/2026	100,000	103,000
6.50%, 2/15/2020	50,000	54,750
Humana, Inc. 2.63%, 10/1/2019	25,000	25,399
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	51,621

LifePoint Health, Inc. 5.50%, 12/1/2021	50,000	52,250
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	62,250
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	27,155
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	50,125
4.75%, 6/1/2020	25,000	25,188
6.00%, 10/1/2020	75,000	80,250
Universal Health Services, Inc. 3.75%, 8/1/2019 (a)	25,000	25,656
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	51,750

		1,276,322

HOLDING COMPANIES-DIVERS — 0.2%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	52,605

HOME BUILDERS — 1.3%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	51,125
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	51,000
4.75%, 2/15/2023	50,000	50,750
Lennar Corp.:
4.50%, 11/15/2019	50,000	51,437
4.75%, 12/15/2017	25,000	25,563
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	23,938
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	51,000
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	51,500
6.75%, 11/1/2019	50,000	55,750

		412,063

HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.00%, 3/1/2024	25,000	26,143

HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	25,000	26,438
Clorox Co. 3.50%, 12/15/2024	25,000	26,047

		52,485

HOUSEWARES — 0.2%
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	25,000	25,274
4.00%, 12/1/2024	50,000	51,036

		76,310

INSURANCE — 2.4%
Allstate Corp. 5.75%, 8/15/2053 (d)	50,000	50,812
American International Group, Inc.:
3.30%, 3/1/2021	30,000	30,672
4.13%, 2/15/2024	50,000	52,100
Aon PLC 4.45%, 5/24/2043	25,000	23,453
AXA SA 8.60%, 12/15/2030	50,000	65,750
CNA Financial Corp. 3.95%, 5/15/2024	25,000	24,850
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	23,744
5.13%, 4/15/2022	25,000	27,968
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	81,659
Lincoln National Corp. 6.15%, 4/7/2036	50,000	56,605
MetLife, Inc. 6.40%, 12/15/2036	50,000	51,650
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (a)	25,000	27,409

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pacific LifeCorp 6.00%, 2/10/2020 (a)	$50,000	$55,851
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	50,778
Prudential Financial, Inc. 5.20%, 3/15/2044 (d)	50,000	48,197
Voya Financial, Inc. 5.50%, 7/15/2022	50,000	55,928
XLIT, Ltd. 5.75%, 10/1/2021	50,000	56,881

		784,307

INTERNET — 0.8%
eBay, Inc.:
2.50%, 3/9/2018	25,000	25,406
3.80%, 3/9/2022	50,000	51,474
Expedia, Inc. 5.00%, 2/15/2026 (a)	50,000	50,075
IAC/InterActiveCorp 4.88%, 11/30/2018	50,000	51,375
Symantec Corp. 2.75%, 6/15/2017	25,000	25,104
VeriSign, Inc. 4.63%, 5/1/2023	50,000	50,375

		253,809

INVESTMENT COMPANY SECURITY — 0.1%
FS Investment Corp. 4.00%, 7/15/2019	50,000	50,116

IRON/STEEL — 1.3%
ArcelorMittal:
5.50%, 2/25/2017	150,000	151,875
6.25%, 8/5/2020 (b)	100,000	98,250
6.50%, 3/1/2021	50,000	48,625
8.00%, 10/15/2039	50,000	43,500
Commercial Metals Co. 4.88%, 5/15/2023	50,000	44,250
Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)	50,000	51,500

		438,000

IT SERVICES — 0.9%
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018 (a)	75,000	76,259
6.35%, 10/15/2045 (a)	25,000	24,570
HP, Inc.:
4.05%, 9/15/2022	25,000	25,524
6.00%, 9/15/2041	25,000	22,485
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	49,250
NCR Corp. 5.00%, 7/15/2022	50,000	49,562
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	8,284
4.75%, 1/1/2025	50,000	39,053

		294,987

LEISURE TIME — 0.2%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (b)	50,000	52,813

LODGING — 0.8%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	27,005
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,087
Marriott International, Inc. 3.38%, 10/15/2020	25,000	25,861
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	25,938
Wyndham Worldwide Corp. 2.50%, 3/1/2018	50,000	50,009

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022 (b)	100,000	100,590

		255,490

MACHINERY, CONSTRUCTION & MINING — 0.1%
Joy Global, Inc. 5.13%, 10/15/2021	25,000	21,250

MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC 4.38%, 11/6/2020 (b)	175,000	172,813
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	50,479
SPX FLOW, Inc. 6.88%, 9/1/2017	50,000	51,690

		274,982

MEDIA — 7.7%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	27,553
6.20%, 12/15/2034	25,000	30,071
6.40%, 12/15/2035	50,000	61,177
CBS Corp. 3.38%, 3/1/2022	50,000	51,648
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	125,000	127,500
5.13%, 5/1/2023 (a)	100,000	101,750
7.00%, 1/15/2019	64,000	65,360
CCO Safari II LLC:
4.91%, 7/23/2025 (a)	50,000	52,741
6.38%, 10/23/2035 (a)	25,000	27,599
6.83%, 10/23/2055 (a)	50,000	53,958
CCOH Safari LLC 5.75%, 2/15/2026 (a)	90,000	93,150
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	72,327
4.80%, 2/1/2035 (a)	50,000	43,735
CSC Holdings LLC:
5.25%, 6/1/2024	25,000	22,220
6.75%, 11/15/2021	100,000	102,450
Discovery Communications LLC:
4.88%, 4/1/2043	25,000	21,974
4.90%, 3/11/2026	100,000	103,102
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	153,345
5.13%, 5/1/2020	75,000	74,719
5.88%, 7/15/2022	50,000	47,580
5.88%, 11/15/2024	100,000	91,750
Historic TW, Inc. 6.63%, 5/15/2029	25,000	30,300
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	25,000	27,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	51,125
5.00%, 4/15/2022 (a)	50,000	50,750
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	23,857
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	49,188
5.88%, 10/1/2020 (a)	25,000	26,090
6.00%, 7/15/2024 (a)	50,000	52,500
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	50,000	51,000

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TEGNA, Inc.:
5.13%, 10/15/2019	$50,000	$51,980
5.13%, 7/15/2020	50,000	51,940
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	26,543
Time Warner Cable, Inc.:
4.00%, 9/1/2021	75,000	78,481
6.75%, 7/1/2018	75,000	82,517
6.75%, 6/15/2039	25,000	28,138
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	24,450
4.88%, 3/15/2020	50,000	54,820
6.25%, 3/29/2041	25,000	28,898
7.63%, 4/15/2031	50,000	63,822
Viacom, Inc.:
4.38%, 3/15/2043	20,000	15,461
5.25%, 4/1/2044	50,000	44,971
6.88%, 4/30/2036	25,000	26,162
Videotron, Ltd. 5.00%, 7/15/2022	50,000	51,625
Western Digital Corp. 10.50%, 4/1/2024 (a)	100,000	100,250

		2,517,577

MINING — 3.0%
Alcoa, Inc.:
5.87%, 2/23/2022	75,000	74,977
5.95%, 2/1/2037	50,000	42,531
6.15%, 8/15/2020	25,000	25,835
6.75%, 7/15/2018	50,000	53,437
6.75%, 1/15/2028	50,000	48,735
Anglo American Capital PLC:
4.13%, 9/27/2022 (a)	25,000	20,313
9.38%, 4/8/2019 (a)	100,000	105,340
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	45,200
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	27,300
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a) (b)	100,000	99,500
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018 (b)	100,000	88,500
3.10%, 3/15/2020 (b)	100,000	74,000
3.55%, 3/1/2022	50,000	34,875
5.45%, 3/15/2043 (b)	25,000	15,250
Glencore Finance Canada, Ltd. 4.95%, 11/15/2021 (a) (b)	75,000	67,453
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	20,437
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	50,412
Kinross Gold Corp. 5.13%, 9/1/2021	25,000	23,125
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	24,834
4.88%, 3/15/2042	25,000	21,438
6.25%, 10/1/2039 (b)	25,000	24,984

		988,476

MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	48,063

Pentair Finance SA 3.15%, 9/15/2022	50,000	48,060

		96,123

OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.:
4.50%, 5/15/2021	50,000	50,784
6.35%, 5/15/2018	25,000	26,675

		77,459

OIL & GAS — 6.4%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	50,530
5.55%, 3/15/2026	50,000	50,440
6.38%, 9/15/2017	50,000	52,399
Antero Resources Corp. 5.38%, 11/1/2021	100,000	92,500
Apache Corp. 3.25%, 4/15/2022	75,000	72,161
Atwood Oceanics, Inc. 6.50%, 2/1/2020	25,000	11,875
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	45,991
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	22,250
4.45%, 9/15/2042	25,000	19,328
5.70%, 10/15/2019	50,000	50,000
6.75%, 11/15/2039	50,000	47,750
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	24,616
Concho Resources, Inc.:
5.50%, 4/1/2023 (b)	100,000	98,000
7.00%, 1/15/2021	25,000	25,250
Continental Resources, Inc.:
4.50%, 4/15/2023	50,000	41,815
5.00%, 9/15/2022	50,000	43,000
Devon Energy Corp. 3.25%, 5/15/2022	50,000	42,099
Encana Corp.:
3.90%, 11/15/2021	25,000	21,908
6.50%, 5/15/2019	50,000	49,890
6.50%, 8/15/2034	25,000	21,250
6.50%, 2/1/2038	50,000	42,440
EQT Corp. 6.50%, 4/1/2018	25,000	25,651
Hess Corp. 7.13%, 3/15/2033	25,000	25,145
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	43,000
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	49,815
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	40,717
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	26,007
6.50%, 3/1/2041	25,000	24,810
Murphy Oil Corp. 2.50%, 12/1/2017	25,000	23,438
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,875
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	42,425
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	94,000
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	24,957
6.00%, 3/1/2041	25,000	23,311
Noble Holding International, Ltd. 3.95%, 3/15/2022	25,000	15,250
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023 (a)	60,000	56,700
8.25%, 2/15/2020	25,000	25,719

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Phillips 66:
4.30%, 4/1/2022	$25,000	$26,617
4.88%, 11/15/2044	50,000	50,091
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	25,851
Pride International, Inc. 6.88%, 8/15/2020	25,000	18,250
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	21,875
Range Resources Corp. 5.00%, 8/15/2022	100,000	86,250
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	14,572
Southwestern Energy Co.:
3.30%, 1/23/2018	75,000	59,906
4.05%, 1/23/2020	25,000	18,188
Suncor Energy, Inc. 6.10%, 6/1/2018	25,000	26,725
Tesoro Corp. 5.13%, 4/1/2024	50,000	49,125
Transocean, Inc.:
3.00%, 10/15/2017 (b)	150,000	140,625
6.80%, 3/15/2038	25,000	12,438
Valero Energy Corp. 6.63%, 6/15/2037	50,000	54,233

		2,097,058

OIL & GAS SERVICES — 0.9%
Cameron International Corp. 1.40%, 6/15/2017	50,000	49,399
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/2020	34,000	27,455
6.88%, 2/15/2023	50,000	38,250
SESI LLC 7.13%, 12/15/2021	50,000	37,824
Weatherford International LLC 6.35%, 6/15/2017	50,000	49,500
Weatherford International, Ltd.:
4.50%, 4/15/2022	50,000	40,125
5.13%, 9/15/2020	50,000	42,750
6.50%, 8/1/2036	25,000	18,250

		303,553

PACKAGING & CONTAINERS — 1.1%
Ball Corp.:
4.38%, 12/15/2020	60,000	62,250
5.00%, 3/15/2022	25,000	26,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	51,000
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	50,719
Packaging Corp. of America 4.50%, 11/1/2023	25,000	26,214
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	74,580
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,625
WestRock RKT Co. 4.90%, 3/1/2022	50,000	53,708

		370,221

PHARMACEUTICALS — 2.1%
Actavis Funding SCS:
4.55%, 3/15/2035	50,000	51,516
4.85%, 6/15/2044	50,000	53,247
Actavis, Inc. 3.25%, 10/1/2022	50,000	51,256
AmerisourceBergen Corp. 1.15%, 5/15/2017	25,000	24,926
Baxalta, Inc. 2.00%, 6/22/2018 (a)	50,000	49,597
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	25,062

Express Scripts Holding Co.:
2.65%, 2/15/2017	50,000	50,653
4.50%, 2/25/2026	50,000	51,768
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	53,051
McKesson Corp. 4.75%, 3/1/2021	25,000	27,339
Perrigo Finance Unlimited Co. 3.50%, 3/15/2021	200,000	204,948
Zoetis, Inc. 4.50%, 11/13/2025	50,000	53,468

		696,831

PIPELINES — 6.5%
Boardwalk Pipelines L.P. 3.38%, 2/1/2023 (b)	25,000	21,096
Buckeye Partners L.P. 2.65%, 11/15/2018	25,000	24,822
DCP Midstream LLC 5.35%, 3/15/2020 (a)	25,000	20,938
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	22,333
4.95%, 4/1/2022	75,000	65,907
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	25,727
Enable Midstream Partners L.P. 2.40%, 5/15/2019 (b)	25,000	21,792
Energy Transfer Equity L.P.:
5.88%, 1/15/2024	50,000	42,750
7.50%, 10/15/2020	50,000	48,125
Energy Transfer Partners L.P.:
4.15%, 10/1/2020	50,000	48,040
6.50%, 2/1/2042	50,000	45,393
6.63%, 10/15/2036	1,000	918
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	99,538
4.85%, 3/15/2044	50,000	46,905
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	25,000	20,626
6.50%, 9/1/2039	50,000	47,332
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	52,279
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	24,613
Series GMTN, 7.75%, 1/15/2032	50,000	52,299
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	54,071
MPLX L.P. 5.50%, 2/15/2023 (a)	75,000	72,604
NuStar Logistics L.P. 4.80%, 9/1/2020	50,000	43,875
ONEOK Partners L.P.:
2.00%, 10/1/2017	25,000	24,212
3.38%, 10/1/2022	25,000	22,436
ONEOK, Inc. 7.50%, 9/1/2023	50,000	48,500
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	22,883
5.15%, 6/1/2042	25,000	19,452
6.50%, 5/1/2018	21,000	21,886
Regency Energy Partners L.P./Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	44,571
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	47,250
6.85%, 7/15/2018 (a)	50,000	49,875

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	$100,000	$96,250
5.63%, 4/15/2023	50,000	47,500
5.63%, 3/1/2025	100,000	95,250
Sabine Pass LNG L.P. 6.50%, 11/1/2020	50,000	52,875
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	44,272
Sunoco Logistics Partners Operations L.P. 5.95%, 12/1/2025 (b)	50,000	50,235
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2018	50,000	50,000
5.25%, 5/1/2023	50,000	46,125
6.38%, 8/1/2022	50,000	48,250
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	52,489
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	49,565
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026 (a)	100,000	114,372
Western Gas Partners L.P. 4.00%, 7/1/2022	50,000	44,756
Williams Cos., Inc.
4.55%, 6/24/2024	50,000	38,000
7.88%, 9/1/2021	50,000	46,237
Williams Partners L.P.:
4.90%, 1/15/2045	25,000	17,870
5.25%, 3/15/2020	25,000	23,957

		2,121,051

REAL ESTATE — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	50,000	51,086
Prologis L.P. 2.75%, 2/15/2019	50,000	51,123

		102,209

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,292
American Tower Corp. 4.40%, 2/15/2026	100,000	105,743
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	25,000	26,103
Boston Properties L.P. 3.85%, 2/1/2023	50,000	52,639
Crown Castle International Corp. 4.88%, 4/15/2022	25,000	26,755
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	27,492
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	25,000	25,969
EPR Properties 5.75%, 8/15/2022	50,000	53,908
Equinix, Inc.:
5.38%, 4/1/2023	50,000	51,625
5.88%, 1/15/2026	65,000	68,614
GEO Group, Inc. 5.88%, 1/15/2022	25,000	25,312
HCP, Inc. 3.88%, 8/15/2024	50,000	48,257
Kimco Realty Corp. 3.20%, 5/1/2021	25,000	25,531
Liberty Property L.P. 6.63%, 10/1/2017	25,000	26,733
MPT Operating Partnership L.P./MPT Finance Corp. 6.88%, 5/1/2021	25,000	25,906
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,345
Select Income REIT 4.50%, 2/1/2025	75,000	71,388

Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	50,342
3.25%, 8/15/2022	25,000	25,045
Vereit Operating Partnership L.P.:
2.00%, 2/6/2017	50,000	49,625
3.00%, 2/6/2019	50,000	49,120
Welltower, Inc.:
4.13%, 4/1/2019	50,000	52,462
4.25%, 4/1/2026	50,000	50,668
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	28,692

		1,018,566

RETAIL — 3.3%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,497
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	22,550
CST Brands, Inc. 5.00%, 5/1/2023	25,000	25,125
CVS Health Corp.:
1.90%, 7/20/2018	50,000	50,730
2.25%, 12/5/2018	50,000	51,215
5.00%, 12/1/2024 (a)	25,000	28,661
5.30%, 12/5/2043	50,000	59,033
Dollar General Corp. 4.13%, 7/15/2017	50,000	51,615
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	24,000
Gap, Inc. 5.95%, 4/12/2021 (b)	25,000	27,086
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	24,687
Kohl’s Corp. 4.75%, 12/15/2023	25,000	25,803
L Brands, Inc. 6.88%, 11/1/2035	145,000	158,050
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	51,413
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	25,000	25,465
Series MTN, 3.70%, 1/30/2026	100,000	105,914
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	50,000	51,441
PVH Corp. 4.50%, 12/15/2022	25,000	25,625
QVC, Inc.:
4.38%, 3/15/2023	75,000	73,344
4.45%, 2/15/2025	25,000	24,167
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	25,000	26,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.50%, 6/1/2024	25,000	24,125
7.38%, 8/1/2021	18,000	18,225
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	25,000	25,725
Yum! Brands, Inc. 3.88%, 11/1/2020	50,000	49,187

		1,070,308

SEMICONDUCTORS — 0.8%
KLA-Tencor Corp. 4.65%, 11/1/2024	50,000	50,398
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	100,000	81,250
Qorvo, Inc. 7.00%, 12/1/2025 (a)	65,000	67,925
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	50,250

		249,823

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	$55,000	$57,409

SOFTWARE — 1.5%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	100,000	107,750
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	25,000	24,948
5.00%, 3/15/2022	50,000	52,010
First Data Corp.:
5.00%, 1/15/2024 (a)	150,000	150,195
5.38%, 8/15/2023 (a)	50,000	51,250
Fiserv, Inc. 3.50%, 10/1/2022	25,000	26,246
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	51,688
Rackspace Hosting, Inc. 6.50%, 1/15/2024 (a)	40,000	39,200

		503,287

TELECOMMUNICATIONS — 11.3%
AT&T, Inc.:
2.38%, 11/27/2018	100,000	102,153
3.40%, 5/15/2025	150,000	150,351
3.80%, 3/15/2022	50,000	52,689
3.90%, 3/11/2024	100,000	105,537
5.55%, 8/15/2041	50,000	53,670
6.00%, 8/15/2040	50,000	55,589
British Telecommunications PLC 9.63%, 12/15/2030	50,000	78,154
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	48,185
Series U, 7.65%, 3/15/2042	100,000	82,500
Series V, 5.63%, 4/1/2020	100,000	101,300
CommScope, Inc. 4.38%, 6/15/2020 (a)	25,000	25,500
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	25,000	37,480
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	50,000	45,500
Embarq Corp. 8.00%, 6/1/2036	50,000	48,272
Frontier Communications Corp.:
6.88%, 1/15/2025	50,000	42,219
7.63%, 4/15/2024	50,000	44,375
8.25%, 4/15/2017	50,000	52,760
8.50%, 4/15/2020	125,000	127,812
8.88%, 9/15/2020 (a)	50,000	51,875
10.50%, 9/15/2022 (a)	100,000	102,250
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	47,125
Koninklijke KPN NV VRN, 7.00%, 3/28/2073 (a) (d)	50,000	51,635
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	46,149
Nokia Oyj 5.38%, 5/15/2019	50,000	53,375
Orange SA 9.00%, 3/1/2031	50,000	75,869
Qwest Corp. 6.50%, 6/1/2017	50,000	52,063
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	55,670
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a) (b)	50,000	52,188
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	101,130

Sprint Communications, Inc.:
7.00%, 3/1/2020 (a) (b)	50,000	50,240
9.00%, 11/15/2018 (a)	100,000	104,750
T-Mobile USA, Inc.:
6.25%, 4/1/2021	100,000	104,730
6.50%, 1/15/2024	50,000	52,000
6.50%, 1/15/2026	135,000	139,725
6.63%, 11/15/2020	100,000	103,125
6.63%, 4/1/2023	75,000	79,080
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	47,525
7.20%, 7/18/2036	100,000	102,000
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	55,329
7.05%, 6/20/2036	50,000	63,293
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	67,500	71,887
Verizon Communications, Inc.:
2.50%, 9/15/2016	69,000	69,531
4.67%, 3/15/2055	116,000	111,360
5.01%, 8/21/2054	50,000	50,161
5.05%, 3/15/2034	75,000	81,290
5.15%, 9/15/2023	150,000	173,132
6.40%, 9/15/2033	54,000	66,420
6.55%, 9/15/2043	63,000	82,985
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	45,000	46,913
Vodafone Group PLC 2.95%, 2/19/2023	100,000	99,706

		3,698,557

TOBACCO — 0.2%
Reynolds American, Inc. 4.45%, 6/12/2025	50,000	55,012

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 5/6/2019	25,000	25,320

TRANSPORTATION — 1.3%
AP Moeller – Maersk A/S 3.75%, 9/22/2024 (a)	25,000	24,229
Canadian Pacific Railway Co. 4.50%, 1/15/2022	25,000	27,250
CSX Corp.:
4.40%, 3/1/2043	50,000	50,291
6.22%, 4/30/2040	25,000	30,799
6.25%, 3/15/2018	25,000	27,220
FedEx Corp.:
3.90%, 2/1/2035	25,000	24,201
4.55%, 4/1/2046	25,000	25,693
4.90%, 1/15/2034	50,000	54,026
Norfolk Southern Corp. 4.80%, 8/15/2043	50,000	53,856
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.88%, 7/17/2018 (a)	75,000	75,544
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	50,000	50,047

		443,156

TRUCKING & LEASING — 0.1%
GATX Corp. 2.50%, 7/30/2019	25,000	24,814

TOTAL CORPORATE BONDS & NOTES (Cost $32,499,473)		32,233,694

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	887,403	$887,403
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	297,955	297,955

TOTAL SHORT-TERM INVESTMENTS (Cost $1,185,358)		1,185,358

TOTAL INVESTMENTS — 102.0% (Cost $33,684,831)		33,419,052
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(643,550)

NET ASSETS — 100.0%		$32,775,502

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(d)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$131,362	$—	$131,362
Aerospace & Defense	—	296,008	—	296,008
Agriculture	—	150,919	—	150,919
Apparel	—	78,750	—	78,750
Auto Manufacturers	—	685,231	—	685,231
Auto Parts & Equipment	—	454,309	—	454,309
Banks	—	2,184,041	—	2,184,041
Beverages	—	240,612	—	240,612
Biotechnology	—	281,260	—	281,260
Chemicals	—	695,508	—	695,508
Commercial Services	—	374,820	—	374,820
Construction Materials	—	349,153	—	349,153
Distribution & Wholesale	—	51,125	—	51,125
Diversified Financial Services	—	1,950,083	—	1,950,083
Electric	—	1,415,549	—	1,415,549
Electrical Components & Equipment	—	75,625	—	75,625
Electronics	—	226,837	—	226,837
Engineering & Construction	—	47,557	—	47,557
Entertainment.	—	255,125	—	255,125
Environmental Control	—	129,936	—	129,936
Food	—	764,523	—	764,523
Forest Products & Paper	—	97,074	—	97,074
Gas	—	226,731	—	226,731
Health Care Products	—	233,064	—	233,064
Health Care Services.	—	1,276,322	—	1,276,322
Holding Companies-Divers	—	52,605	—	52,605
Home Builders	—	412,063	—	412,063
Home Furnishings	—	26,143	—	26,143
Household Products & Wares.	—	52,485	—	52,485
Housewares	—	76,310	—	76,310
Insurance	—	784,307	—	784,307
Internet	—	253,809	—	253,809
Investment Company Security	—	50,116	—	50,116
Iron/Steel	—	438,000	—	438,000
IT Services	—	294,987	—	294,987

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Leisure Time	$—	$52,813	$—	$52,813
Lodging	—	255,490	—	255,490
Machinery, Construction & Mining	—	21,250	—	21,250
Machinery-Diversified	—	274,982	—	274,982
Media	—	2,517,577	—	2,517,577
Mining	—	988,476	—	988,476
Miscellaneous Manufacturer	—	96,123	—	96,123
Office & Business Equipment	—	77,459	—	77,459
Oil & Gas	—	2,097,058	—	2,097,058
Oil & Gas Services	—	303,553	—	303,553
Packaging & Containers	—	370,221	—	370,221
Pharmaceuticals	—	696,831	—	696,831
Pipelines	—	2,121,051	—	2,121,051
Real Estate.	—	102,209	—	102,209
Real Estate Investment Trusts (REITS)	—	1,018,566	—	1,018,566
Retail	—	1,070,308	—	1,070,308
Semiconductors	—	249,823	—	249,823
Shipbuilding	—	57,409	—	57,409
Software	—	503,287	—	503,287
Telecommunications	—	3,698,557	—	3,698,557
Tobacco	—	55,012	—	55,012
Toys/Games/Hobbies	—	25,320	—	25,320
Transportation	—	443,156	—	443,156
Trucking & Leasing	—	24,814	—	24,814
Short-Term Investments	1,185,358	—	—	1,185,358

TOTAL INVESTMENTS	$1,185,358	$32,233,694	$—	$33,419,052

See accompanying Notes to Schedule of Investments

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”) and in accordance with their procedures to stabilize net asset value.

•	Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service, pursuant to policy and procedures approved by the Board.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no material transfers between levels for the period ended March 31, 2016.

Forward Foreign Currency Contracts

The following Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuations: SPDR Citi International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Transactions with Affiliated Issuers

The following Funds invested in an affiliated company, State Street Corporation. Amounts relating to this investment at March 31, 2016, and for the period then ended are:

	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income	Realized Gain/(Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell 3000 ETF	4,627	$356,279	$18,366	291	$—	—	4,918	$287,801	$4,918	$—
SPDR Russell 1000 ETF	1,428	109,956	19,491	289	—	—	1,717	100,479	1,653	—
SPDR Russell 1000 Momentum Focus ETF	—	—	48,395	678	—	—	678	39,677	461	—
SPDR S&P 500 Buyback ETF	2,035	156,695	5,681	83	125,818	2,118	—	—	1,843	(34,993)
SPDR S&P 500 Value ETF	11,102	854,854	44,212	682	84,843	1,240	10,544	617,035	10,610	(5,795)
SPDR S&P 500 Fossil Fuel Free ETF	—	—	114,121	1,709	—	—	1,709	100,011	1,063	—

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income	Realized Gain/(Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Capital Markets ETF	59,933	$4,614,841	$1,992,444	33,042	$3,182,168	49,156	43,819	$2,564,288	$53,677	$(163,593)
SPDR S&P 1500 Value Tilt ETF	166	12,782	—	—	7,528	112	54	3,160	93	2,570
SPDR S&P 1500 Momentum Tilt ETF	371	28,567	5,521	98	18,788	274	195	11,412	201	(6)
SPDR MSCI USA Quality Mix ETF	62	4,774	—	—	1,840	31	31	1,814	53	(532)
SPDR Wells Fargo Preferred Stock ETF	350,567	8,800,075	6,985,717	267,177	2,202,973	84,292	533,452	14,223,830	441,115	38,603

The Funds listed below have invested in an affiliated investment as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to this investment at March 31, 2016, and for the period then ended are:

	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income	Realized Gain/(Loss)
SPDR S&P Biotech ETF			Cost	Shares	Proceeds	Shares
Celldex Therapeutics, Inc.	1,009,993	$25,472,023	$73,022,399	9,890,377	$43,692,289	3,984,456	6,915,914	$26,142,155	$—	($165,281)

	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income	Realized Gain/(Loss)
SPDR S&P Dividend ETF			Cost	Shares	Proceeds	Shares
Black Hills Corp.	1,574,420	$68,723,433	$98,015,645	2,030,297	$18,253,659	408,110	3,196,607	$192,211,979	$2,635,437	$263,948
Cullen/Frost Bankers, Inc.	2,476,166	194,577,124	94,522,450	1,689,917	47,083,515	734,011	3,432,072	189,141,488	4,307,125	178,091
Questar Corp.	6,823,933	142,688,439	94,373,877	4,596,294	37,564,282	1,837,984	9,582,243	237,639,626	5,411,110	304,029

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (“Liquid Reserves Fund”), State Street Institutional U.S. Government Money Market Fund — Premier Class (“U.S. Government Money Market Fund”), both series of State Street Institutional Investment Trust. The Liquid Reserves Fund and U.S. Government Money Market Fund are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio and State Street U.S. Government Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund and U.S. Government Money Market Fund do not pay an investment advisory fee to the Adviser, but the Master Portfolios in which they invest pay an investment advisory fee to the Adviser. The Liquid Reserves Fund and U.S. Government Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, U.S. Government Money Market Fund and/or Prime Portfolio at March 31, 2016 and for the period then ended are:

State Street Institutional Liquid Reserves Fund, Premier Class	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income
			Cost	Shares	Proceeds	Shares
SPDR Russell 3000 ETF	443,248	$443,248	$8,359,134	8,359,134	$8,430,948	8,430,948	371,434	$371,434	$1,652
SPDR Russell 1000 ETF	40,037	40,037	3,167,689	3,167,689	3,038,490	3,038,490	169,236	169,236	330
SPDR Russell 2000 ETF	400,968	400,968	4,031,452	4,031,452	4,393,491	4,393,491	38,929	38,929	520
SPDR S&P 500 Buyback ETF	16,993	16,993	408,592	408,592	399,988	399,988	25,597	25,597	48
SPDR S&P 500 Growth ETF	204,284	204,284	19,329,350	19,329,350	18,760,563	18,760,563	773,071	773,071	1,969
SPDR S&P 500 Value ETF	257,471	257,471	8,378,324	8,378,324	8,079,867	8,079,867	555,928	555,928	1,157
SPDR Russell Small Cap Completeness ETF	105,128	105,128	7,540,574	7,540,574	7,517,914	7,517,914	127,788	127,788	596
SPDR S&P 400 Mid Cap Growth ETF	608,673	608,673	25,754,615	25,754,615	25,771,511	25,771,511	591,777	591,777	1,160
SPDR S&P 400 Mid Cap Value ETF	73,032	73,032	14,510,331	14,510,331	14,153,306	14,153,306	430,057	430,057	577
SPDR S&P 600 Small Cap ETF	768,497	768,497	28,547,576	28,547,576	28,834,443	28,834,443	481,630	481,630	1,819
SPDR S&P 600 Small Cap Growth ETF	42,780	42,780	54,358,444	54,358,444	53,830,106	53,830,106	571,118	571,118	2,968
SPDR S&P 600 Small Cap Value ETF	281,041	281,041	38,137,473	38,137,473	37,950,223	37,950,223	468,291	468,291	2,282
SPDR Global Dow ETF	48,777	48,777	816,966	816,966	865,743	865,743	—	—	36

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

State Street Institutional Liquid Reserves Fund, Premier Class	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income
			Cost	Shares	Proceeds	Shares
SPDR Dow Jones REIT ETF	406,920	$406,920	$233,719,338	233,719,338	$227,119,550	227,119,550	7,006,708	$7,006,708	$14,460
SPDR S&P Bank ETF	3,685,957	3,685,957	91,893,846	91,893,846	92,753,637	92,753,637	2,826,166	2,826,166	12,115
SPDR S&P Capital Markets ETF	294,861	294,861	3,020,221	3,020,221	3,229,507	3,229,507	85,575	85,575	533
SPDR S&P Insurance ETF	252,931	252,931	44,579,215	44,579,215	44,548,149	44,548,149	283,997	283,997	2,028
SPDR S&P Regional Banking ETF	310,780	310,780	75,520,059	75,520,059	74,123,369	74,123,369	1,707,470	1,707,470	11,858
SPDR Morgan Stanley Technology ETF	229,813	229,813	5,200,534	5,200,534	4,535,049	4,535,049	895,298	895,298	1,552
SPDR S&P Dividend ETF	9,430,388	9,430,388	869,079,694	869,079,694	870,784,770	870,784,770	7,725,312	7,725,312	74,834
SPDR S&P Aerospace & Defense ETF	123,767	123,767	9,994,373	9,994,373	9,974,019	9,974,019	144,121	144,121	430
SPDR S&P Biotech ETF	1,311,997	1,311,997	98,103,795	98,103,795	98,793,386	98,793,386	622,406	622,406	4,665
SPDR S&P Health Care Equipment ETF	5,800	5,800	3,995,017	3,995,017	3,969,377	3,969,377	31,440	31,440	225
SPDR S&P Health Care Services ETF	36,696	36,696	5,480,703	5,480,703	2,436,627	2,436,627	3,080,772	3,080,772	768
SPDR S&P Homebuilders ETF	1,851,145	1,851,145	23,207,177	23,207,177	23,348,305	23,348,305	1,710,017	1,710,017	4,813
SPDR S&P Metals & Mining ETF	354,994	354,994	14,072,504	14,072,504	14,342,755	14,342,755	84,743	84,743	964
SPDR S&P Oil & Gas Equipment & Services ETF	215,970	215,970	12,240,864	12,240,864	11,930,407	11,930,407	526,427	526,427	767
SPDR S&P Oil & Gas Exploration & Production ETF	679,024	679,024	47,586,858	47,586,858	46,813,394	46,813,394	1,452,488	1,452,488	5,128
SPDR S&P Pharmaceuticals ETF	1,567,372	1,567,372	50,604,274	50,604,274	51,873,878	51,873,878	297,768	297,768	2,506
SPDR S&P Retail ETF	1,887,934	1,887,934	39,122,158	39,122,158	40,456,491	40,456,491	553,601	553,601	2,168
SPDR S&P Semiconductor ETF	36,272	36,272	13,941,511	13,941,511	13,823,981	13,823,981	153,802	153,802	517
SPDR S&P Software & Services ETF	42,123	42,123	2,761,057	2,761,057	2,624,988	2,624,988	178,192	178,192	187
SPDR S&P Telecom ETF	21,840	21,840	618,001	618,001	613,545	613,545	26,296	26,296	93
SPDR S&P Transportation ETF	700,378	700,378	3,863,546	3,863,546	4,065,824	4,065,824	498,100	498,100	650
SPDR S&P 1500 Value Tilt ETF	27,124	27,124	412,161	412,161	430,003	430,003	9,282	9,282	39
SPDR S&P 1500 Momentum Tilt ETF	32,137	32,137	541,443	541,443	548,062	548,062	25,518	25,518	88
SPDR Russell 1000 Low Volatility ETF	16,042	16,042	2,614,704	2,614,704	2,548,653	2,548,653	82,093	82,093	190
SPDR Russell 2000 Low Volatility ETF	50,472	50,472	2,410,968	2,410,968	2,377,150	2,377,150	84,290	84,290	185
SPDR Wells Fargo Preferred Stock ETF	100	100	28,895,415	28,895,415	27,695,492	27,695,492	1,200,023	1,200,023	2,400
SPDR MSCI USA Quality Mix ETF	3,856	3,856	220,679	220,679	204,082	204,082	20,453	20,453	35
SPDR S&P 500 High Dividend ETF	—	—	413,465	413,465	221,074	221,074	192,391	192,391	35
SPDR S&P 500 Fossil Fuel Free ETF	—	—	956,759	956,759	790,919	790,919	165,840	165,840	146
SPDR Russell 1000 Yield Focus ETF	—	—	6,413,335	6,413,335	5,607,789	5,607,789	805,546	805,546	582
SPDR Russell 1000 Momentum Focus ETF	—	—	5,863,815	5,863,815	5,404,676	5,404,676	459,139	459,139	561
SPDR Russell 1000 Low Volatility Focus ETF	—	—	4,297,316	4,297,316	3,650,197	3,650,197	647,119	647,119	510
SPDR Barclays 1-3 Month T-Bill ETF	883,103	883,103	21,070,713	21,070,713	19,399,244	19,399,244	2,554,572	2,554,572	3,959
SPDR Barclays TIPS ETF	110,967	110,967	15,278,133	15,278,133	15,195,851	15,195,851	193,249	193,249	774
SPDR Barclays 0-5 Year TIPS ETF	8,583	8,583	78,926	78,926	77,900	77,900	9,609	9,609	16
SPDR Barclays 1-10 Year TIPS ETF	10,337	10,337	250,202	250,202	258,539	258,539	2,000	2,000	25
SPDR Barclays Short Term Treasury ETF	1,534,421	1,534,421	24,350,247	24,350,247	23,599,039	23,599,039	2,285,629	2,285,629	473
SPDR Barclays Intermediate Term Treasury ETF	5,654,791	5,654,791	115,240,815	115,240,815	108,526,911	108,526,911	12,368,695	12,368,695	3,280
SPDR Barclays Long Term Treasury ETF	1,763	1,763	34,386,353	34,386,353	30,536,611	30,536,611	3,851,505	3,851,505	1,465
SPDR Barclays Short Term Corporate Bond ETF	31,983,301	31,983,301	244,302,500	244,302,500	276,285,801	276,285,801	—	—	4,881
SPDR Barclays Intermediate Term Corporate Bond ETF	439,892	439,892	103,239,314	103,239,314	102,165,400	102,165,400	1,513,806	1,513,806	3,887
SPDR Barclays Long Term Corporate Bond ETF	324,168	324,168	15,853,839	15,853,839	15,646,105	15,646,105	531,902	531,902	710
SPDR Barclays Issuer Scored Corporate Bond ETF	713,631	713,631	2,910,676	2,910,676	2,351,844	2,351,844	1,272,463	1,272,463	1,160
SPDR Barclays Convertible Securities ETF	2,751,481	2,751,481	308,699,809	308,699,809	298,265,314	298,265,314	13,185,976	13,185,976	19,278
SPDR Barclays Mortgage Backed Bond ETF	37,007,094	37,007,094	58,391,995	58,391,995	66,681,215	66,681,215	28,717,874	28,717,874	57,029

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

State Street Institutional Liquid Reserves Fund, Premier Class	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income
			Cost	Shares	Proceeds	Shares
SPDR Barclays Aggregate Bond ETF	75,195,295	$75,195,295	$254,804,018	254,804,018	$266,807,200	266,807,200	63,192,113	$63,192,113	$80,025
SPDR Nuveen Barclays Build America Bond ETF	856,973	856,973	15,353,669	15,353,669	16,131,007	16,131,007	79,635	79,635	464
SPDR Citi International Government Inflation-Protected Bond ETF	805,356	805,356	48,931,818	48,931,818	49,598,652	49,598,652	138,522	138,522	947
SPDR Barclays Short Term International Treasury Bond ETF	2,234,629	2,234,629	10,330,329	10,330,329	8,646,602	8,646,602	3,918,356	3,918,356	2,968
SPDR Barclays International Treasury Bond ETF	7,890,969	7,890,969	90,968,135	90,968,135	88,905,985	88,905,985	9,953,119	9,953,119	13,595
SPDR Barclays International Corporate Bond ETF	93,042	93,042	320,584	320,584	406,223	406,223	7,403	7,403	59
SPDR Barclays Emerging Markets Local Bond ETF	214,181	214,181	10,776,137	10,776,137	10,927,101	10,927,101	63,217	63,217	506
SPDR Barclays International High Yield Bond ETF	36,372	36,372	451,563	451,563	487,935	487,935	—	—	36
SPDR Barclays High Yield Bond ETF	82,834,864	82,834,864	1,767,578,927	1,767,578,927	1,732,363,720	1,732,363,720	118,050,071	118,050,071	140,874
SPDR Barclays Short Term High Yield Bond ETF	71,175,770	71,175,770	664,779,152	664,779,152	720,397,457	720,397,457	15,557,465	15,557,465	57,351
SPDR Barclays Investment Grade Floating Rate ETF	305,843	305,843	68,403,510	68,403,510	56,670,798	56,670,798	12,038,555	12,038,555	11,918
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	57,996	57,996	327,283	327,283	385,279	385,279	—	—	25
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	147,386	147,386	5,984,366	5,984,366	5,833,797	5,833,797	297,955	297,955	403

State Street Navigator Securities Lending Prime Portfolio	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income
			Cost	Shares	Proceeds	Shares
SPDR Russell 3000 ETF	12,644,759	$12,644,759	$33,398,086	33,398,086	$31,276,615	31,276,615	14,766,230	$14,766,230	$54,740
SPDR Russell 1000 ETF	6,623,070	6,623,070	18,633,409	18,633,409	19,276,375	19,276,375	5,980,104	5,980,104	53,796
SPDR Russell 2000 ETF	17,967,196	17,967,196	46,821,841	46,821,841	45,770,397	45,770,397	19,018,640	19,018,640	52,097
SPDR S&P 500 Growth ETF	11,443,495	11,443,495	73,888,176	73,888,176	68,630,987	68,630,987	16,700,684	16,700,684	87,090
SPDR S&P 500 Value ETF	6,763,812	6,763,812	44,490,222	44,490,222	42,112,745	42,112,745	9,141,289	9,141,289	44,630
SPDR Russell Small Cap Completeness ETF	13,033,937	13,033,937	26,892,955	26,892,955	33,125,335	33,125,335	6,801,557	6,801,557	65,299
SPDR S&P 600 Small Cap ETF	62,146,278	62,146,278	149,948,282	149,948,282	158,396,829	158,396,829	53,697,731	53,697,731	40,505
SPDR S&P 600 Small Cap Growth ETF	84,921,484	84,921,484	212,823,212	212,823,212	213,870,871	213,870,871	83,873,825	83,873,825	51,889
SPDR S&P 600 Small Cap Value ETF	50,447,101	50,447,101	154,284,494	154,284,494	156,567,596	156,567,596	48,163,999	48,163,999	48,166
SPDR Global Dow ETF	7,539,152	7,539,152	96,098,898	96,098,898	94,176,568	94,176,568	9,461,482	9,461,482	64,765
SPDR Dow Jones REIT ETF	106,252,337	106,252,337	846,689,854	846,689,854	837,977,828	837,977,828	114,964,363	114,964,363	38,961
SPDR S&P Bank ETF	291,708,598	291,708,598	672,038,547	672,038,547	826,652,323	826,652,323	137,094,822	137,094,822	37,917
SPDR S&P Capital Markets ETF	13,268,709	13,268,709	49,564,673	49,564,673	58,293,364	58,293,364	4,540,018	4,540,018	66,162
SPDR S&P Insurance ETF	14,689,737	14,689,737	114,249,283	114,249,283	111,776,065	111,776,065	17,162,955	17,162,955	51,866
SPDR S&P Regional Banking ETF	168,660,710	168,660,710	512,719,409	512,719,409	567,121,566	567,121,566	114,258,553	114,258,553	46,720
SPDR Morgan Stanley Technology ETF	29,192,987	29,192,987	315,084,144	315,084,144	291,333,246	291,333,246	52,943,885	52,943,885	55,202
SPDR S&P Dividend ETF	613,355,632	613,355,632	3,687,656,088	3,687,656,088	3,621,993,204	3,621,993,204	679,018,516	679,018,516	51,684
SPDR S&P Aerospace & Defense ETF	25,366,047	25,366,047	137,401,076	137,401,076	155,053,193	155,053,193	7,713,930	7,713,930	37,029
SPDR S&P Biotech ETF	578,504,604	578,504,604	1,393,851,712	1,393,851,712	1,599,515,091	1,599,515,091	372,841,225	372,841,225	38,674
SPDR S&P Health Care Equipment ETF	8,378,711	8,378,711	35,089,820	35,089,820	34,955,183	34,955,183	8,513,348	8,513,348	49,668
SPDR S&P Health Care Services ETF	20,428,551	20,428,551	79,694,874	79,694,874	76,268,146	76,268,146	23,855,279	23,855,279	68,918
SPDR S&P Homebuilders ETF	128,695,933	128,695,933	620,825,984	620,825,984	589,567,359	589,567,359	159,954,558	159,954,558	69,327
SPDR S&P Metals & Mining ETF	73,670,084	73,670,084	333,581,184	333,581,184	313,048,909	313,048,909	94,202,359	94,202,359	60,256
SPDR S&P Oil & Gas Equipment & Services ETF	58,046,781	58,046,781	143,023,663	143,023,663	164,077,888	164,077,888	36,992,556	36,992,556	30,736

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

State Street Navigator Securities Lending Prime Portfolio	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income
			Cost	Shares	Proceeds	Shares
SPDR S&P Oil & Gas Exploration & Production ETF	190,435,802	$190,435,802	$1,008,682,661	1,008,682,661	$1,041,286,873	1,041,286,873	157,831,590	$157,831,590	$63,188
SPDR S&P Pharmaceuticals ETF	189,920,559	189,920,559	341,804,637	341,804,637	474,014,389	474,014,389	57,710,807	57,710,807	52,073
SPDR S&P Retail ETF	75,238,184	75,238,184	293,062,754	293,062,754	320,323,604	320,323,604	47,977,334	47,977,334	27,864
SPDR S&P Semiconductor ETF	12,693,984	12,693,984	81,426,662	81,426,662	76,520,709	76,520,709	17,599,937	17,599,937	43,889
SPDR S&P Software & Services ETF	11,166,763	11,166,763	22,472,922	22,472,922	24,159,144	24,159,144	9,480,541	9,480,541	64,980
SPDR S&P Telecom ETF	13,333,121	13,333,121	23,242,549	23,242,549	30,558,193	30,558,193	6,017,477	6,017,477	57,925
SPDR S&P Transportation ETF	15,742,102	15,742,102	181,799,316	181,799,316	174,180,042	174,180,042	23,361,376	23,361,376	69,180
SPDR S&P 1500 Value Tilt ETF	2,882,525	2,882,525	7,909,676	7,909,676	10,096,280	10,096,280	695,921	695,921	49,005
SPDR S&P 1500 Momentum Tilt ETF	4,181,097	4,181,097	21,827,059	21,827,059	22,599,698	22,599,698	3,408,458	3,408,458	63,937
SPDR Russell 1000 Low Volatility ETF	5,140,535	5,140,535	49,148,420	49,148,420	47,982,044	47,982,044	6,306,911	6,306,911	71,754
SPDR Russell 2000 Low Volatility ETF	7,539,941	7,539,941	19,310,690	19,310,690	15,170,942	15,170,942	11,679,689	11,679,689	72,450
SPDR Wells Fargo Preferred Stock ETF	33,580,841	33,580,841	159,579,138	159,579,138	153,006,230	153,006,230	40,153,749	40,153,749	45,343
SPDR Barclays 1-3 Month T-Bill ETF	19,380,000	19,380,000	8,160,335,800	8,160,335,800	8,179,715,800	8,179,715,800	—	—	23,435
SPDR Barclays TIPS ETF	—	—	46,854,816	46,854,816	45,281,426	45,281,426	1,573,390	1,573,390	24,759
SPDR Barclays 1-10 Year TIPS ETF	—	—	31,958,712	31,958,712	28,284,882	28,284,882	3,673,830	3,673,830	75,163
SPDR Barclays Short Term Treasury ETF	1,641,871	1,641,871	15,590,222	15,590,222	16,099,060	16,099,060	1,133,033	1,133,033	51,744
SPDR Barclays Intermediate Term Treasury ETF	8,412,239	8,412,239	138,060,804	138,060,804	135,305,894	135,305,894	11,167,149	11,167,149	40,462
SPDR Barclays Long Term Treasury ETF	12,598,498	12,598,498	73,372,431	73,372,431	84,836,899	84,836,899	1,134,030	1,134,030	28,772
SPDR Barclays Short Term Corporate Bond ETF	36,038,010	36,038,010	196,619,285	196,619,285	190,238,280	190,238,280	42,419,015	42,419,015	46,921
SPDR Barclays Intermediate Term Corporate Bond ETF	13,258,758	13,258,758	61,011,368	61,011,368	44,548,886	44,548,886	29,721,240	29,721,240	27,422
SPDR Barclays Long Term Corporate Bond ETF	1,763,785	1,763,785	4,823,763	4,823,763	5,688,473	5,688,473	899,075	899,075	45,748
SPDR Barclays Issuer Scored Corporate Bond ETF	1,478,260	1,478,260	5,597,753	5,597,753	5,470,668	5,470,668	1,605,345	1,605,345	45,458
SPDR Barclays Convertible Securities ETF	241,717,685	241,717,685	684,021,748	684,021,748	776,813,678	776,536,178	149,203,255	149,203,255	59,539
SPDR Barclays Aggregate Bond ETF	15,822,708	15,822,708	98,911,552	98,911,552	97,910,176	97,910,176	16,824,084	16,824,084	51,503
SPDR Barclays International Treasury Bond ETF	2,128,374	2,128,374	1,321,240	1,321,240	3,449,614	3,449,614	—	—	87
SPDR Barclays International Corporate Bond ETF	—	—	2,084,429	2,084,429	1,847,420	1,847,420	237,009	237,009	5,026
SPDR Barclays Emerging Markets Local Bond ETF	—	—	119,400	119,400	119,400	119,400	—	—	1,447
SPDR Barclays High Yield Bond ETF	474,507,940	474,507,940	1,611,370,011	1,611,370,011	1,332,076,898	1,332,076,898	753,801,053	753,801,053	55,601
SPDR Barclays Short Term High Yield Bond ETF	236,207,300	236,207,300	484,297,343	484,297,343	539,688,243	539,688,243	180,816,400	180,816,400	66,423
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,485,710	1,485,710	5,224,050	5,224,050	5,555,580	5,555,580	1,154,180	1,154,180	52,740
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	2,907,458	2,907,458	4,706,303	4,706,303	6,726,358	6,726,358	887,403	887,403	60,798

State Street Institutional U.S. Government Money Market Fund, Premier Class	Number of Shares Held at 6/30/2015	Value at 6/30/2015	Purchases		Sales		Number of Shares Held at 3/31/2016	Value at 3/31/2016	Dividend Income
			Cost	Shares	Proceeds	Shares
SPDR Global Dow ETF	—	$—	$1,312,270	1,312,270	$1,235,329	1,235,329	76,941	$76,941	$80
SPDR Barclays Short Term Corporate Bond ETF	—	—	645,127,188	645,127,188	639,214,665	639,214,665	5,912,523	5,912,523	12,775
SPDR Barclays International High Yield Bond ETF	—	—	1,731,126	1,731,126	1,659,028	1,659,028	72,098	72,098	20
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	706,466	706,466	615,580	615,580	90,886	90,886	51

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 3000 ETF	$243,942,170	$48,480,007	$19,410,823	$29,069,184
SPDR Russell 1000 ETF	79,470,748	16,605,606	3,540,217	13,065,389
SPDR Russell 2000 ETF	117,137,034	2,962,254	16,099,968	(13,137,714)
SPDR Russell 1000 Yield Focus ETF	335,429,784	28,878,732	11,354,298	17,524,434
SPDR Russell 1000 Momentum Focus ETF	332,481,931	20,059,701	11,557,815	8,501,886
SPDR Russell 1000 Low Volatility Focus ETF	335,740,778	23,868,642	8,483,096	15,385,546
SPDR S&P 500 Buyback ETF	9,666,535	605,392	881,788	(276,396)
SPDR S&P 500 Growth ETF	567,847,730	117,204,113	6,483,269	110,720,844
SPDR S&P 500 Value ETF	238,083,905	20,876,672	16,505,677	4,370,995
SPDR S&P 500 High Dividend ETF	12,083,139	1,002,400	66,607	935,793
SPDR S&P 500 Fossil Fuel Free ETF	70,960,257	3,026,549	2,256,727	769,822
SPDR Russell Small Cap Completeness ETF	67,865,036	11,997,288	8,623,272	3,374,016
SPDR S&P 400 Mid Cap Growth ETF	307,076,576	27,798,289	10,732,854	17,065,435
SPDR S&P 400 Mid Cap Value ETF	186,569,638	13,279,569	12,496,554	783,015
SPDR S&P 600 Small Cap ETF	452,517,352	63,416,875	43,108,043	20,308,832
SPDR S&P 600 Small Cap Growth ETF	640,747,722	75,922,207	21,204,675	54,717,532
SPDR S&P 600 Small Cap Value ETF	459,134,956	39,193,242	46,441,272	(7,248,030)
SPDR Global Dow ETF	100,175,537	17,045,365	18,232,916	(1,187,551)
SPDR Dow Jones REIT ETF	2,967,060,268	755,243,215	67,144,452	688,098,763
SPDR S&P Bank ETF	2,593,986,381	39,877,308	222,059,836	(182,182,528)
SPDR S&P Capital Markets ETF	107,275,983	1,539,303	12,735,117	(11,195,814)
SPDR S&P Insurance ETF	504,159,523	15,454,131	35,687,117	(20,232,986)
SPDR S&P Regional Banking ETF	1,822,132,932	2,501,511	205,127,633	(202,626,122)
SPDR Morgan Stanley Technology ETF	486,310,425	83,679,231	24,784,512	58,894,719
SPDR S&P Dividend ETF	11,069,077,812	3,006,798,813	156,687,847	2,850,110,966
SPDR S&P Aerospace & Defense ETF	172,176,632	7,076,032	12,668,513	(5,592,481)
SPDR S&P Biotech ETF	2,867,775,224	5,436,020	620,933,419	(615,497,399)
SPDR S&P Health Care Equipment ETF	44,970,340	8,511,419	2,376,242	6,135,177
SPDR S&P Health Care Services ETF	310,646,223	9,912,141	22,927,498	(13,015,357)
SPDR S&P Homebuilders ETF	1,830,135,645	45,453,609	171,819,351	(126,365,742)
SPDR S&P Metals & Mining ETF	637,565,100	5,140,332	75,489,943	(70,349,611)
SPDR S&P Oil & Gas Equipment & Services ETF	310,624,624	1,533,373	81,531,333	(79,997,960)
SPDR S&P Oil & Gas Exploration & Production ETF	2,174,935,497	8,416,526	474,194,385	(465,777,859)
SPDR S&P Pharmaceuticals ETF	647,453,801	13,292,467	112,401,083	(99,108,616)
SPDR S&P Retail ETF	796,595,760	4,558,768	121,345,327	(116,786,559)
SPDR S&P Semiconductor ETF	227,949,321	6,576,828	16,616,641	(10,039,813)
SPDR S&P Software & Services ETF	54,136,483	5,859,183	5,144,893	714,290
SPDR S&P Telecom ETF	38,301,473	1,275,138	2,139,945	(864,807)
SPDR S&P Transportation ETF	259,375,730	10,279,307	37,383,441	(27,104,134)

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 1500 Value Tilt ETF	$4,679,831	$355,411	$463,049	$(107,638)
SPDR S&P 1500 Momentum Tilt ETF	19,924,401	1,425,697	312,564	1,113,133
SPDR Russell 1000 Low Volatility ETF	48,460,995	4,158,917	348,174	3,810,743
SPDR Russell 2000 Low Volatility ETF	63,233,083	3,314,913	1,267,439	2,047,474
SPDR MSCI USA Quality Mix ETF	3,041,967	207,487	220,782	(13,295)
SPDR Wells Fargo Preferred Stock ETF	522,269,686	10,411,601	1,681,234	8,730,367
SPDR FactSet Innovative Technology ETF	5,004,931	483,914	225,263	258,651
SPDR SSGA Gender Diversity Index ETF	258,038,958	10,918,399	430,881	10,487,518
SPDR Barclays 1-3 Month T-Bill ETF	2,517,998,763	254,954	26,341	228,613
SPDR Barclays TIPS ETF	648,315,895	17,997,445	2,058,045	15,939,400
SPDR Barclays 0-5 Year TIPS ETF	3,888,059	34,051	263	33,788
SPDR Barclays 1-10 Year TIPS ETF	26,854,114	342,349	—	342,349
SPDR Barclays Short Term Treasury ETF	78,757,756	454,540	5,107	449,433
SPDR Barclays Intermediate Term Treasury ETF	468,776,622	4,123,706	56,529	4,067,177
SPDR Barclays Long Term Treasury ETF	553,857,202	5,378,013	962,367	4,415,646
SPDR Barclays Short Term Corporate Bond ETF	4,443,946,622	13,060,063	14,656,045	(1,595,982)
SPDR Barclays Intermediate Term Corporate Bond ETF	1,291,268,667	20,660,406	4,379,597	16,280,809
SPDR Barclays Long Term Corporate Bond ETF	137,148,843	3,023,656	5,556,028	(2,532,372)
SPDR Barclays Issuer Scored Corporate Bond ETF	29,880,026	474,884	370,178	104,706
SPDR Barclays Convertible Securities ETF	2,378,743,062	168,123,699	203,905,684	(35,781,985)
SPDR Barclays Mortgage Backed Bond ETF	215,608,781	2,289,977	100,738	2,189,239
SPDR Barclays Aggregate Bond ETF	1,280,803,195	28,468,591	3,980,776	24,487,815
SPDR Nuveen Barclays Municipal Bond ETF	1,727,674,687	67,329,311	371,536	66,957,775
SPDR Nuveen Barclays California Municipal Bond ETF	114,403,037	5,418,047	44,635	5,373,412
SPDR Nuveen Barclays New York Municipal Bond ETF	29,458,789	1,250,388	974	1,249,414
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,900,871,892	19,400,613	815,088	18,585,525
SPDR Nuveen S&P High Yield Municipal Bond ETF	435,426,575	20,150,990	7,822,596	12,328,394
SPDR Nuveen Barclays Build America Bond ETF	49,749,007	736,692	656,569	80,123
SPDR Citi International Government Inflation-Protected Bond ETF	574,161,916	38,029,202	31,900,209	6,128,993
SPDR Barclays Short Term International Treasury Bond ETF	333,602,105	7,994,972	2,881,797	5,113,175
SPDR Barclays International Treasury Bond ETF	1,709,279,232	64,449,503	92,190,536	(27,741,033)
SPDR Barclays International Corporate Bond ETF	138,811,098	1,017,496	10,215,145	(9,197,649)
SPDR Barclays Emerging Markets Local Bond ETF	62,443,049	1,196,482	8,499,388	(7,302,906)
SPDR Barclays International High Yield Bond ETF	26,270,140	383,653	2,784,623	(2,400,970)
SPDR Barclays High Yield Bond ETF	13,762,719,583	71,986,178	837,727,837	(765,741,659)
SPDR Barclays Short Term High Yield Bond ETF	3,081,818,552	12,560,088	246,527,555	(233,967,467)
SPDR Barclays Investment Grade Floating Rate ETF	398,673,431	309,801	1,247,836	(938,035)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	16,216,541	209,053	1,421,182	(1,212,129)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	33,684,831	606,504	872,283	(265,779)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: May 23, 2016

By:	/s/ Bruce S. Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: May 23, 2016